UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08090

Lincoln Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

1301 South Harrison Street
Fort Wayne, Indiana 46802
(Address of principal executive offices) (Zip code)

Ronald A. Holinsky, Esq.

Lincoln Financial Group

150 North Radnor Chester Road
Radnor, Pennsylvania 19087
(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

US Bank Tower

633 West 5th Street

Suite 4900

Los Angeles, CA 90071-2013

Registrant’s telephone number, including area code: (260) 455-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.
Lincoln Hedged Nasdaq-100 Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about Lincoln Hedged Nasdaq-100 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.97%

Key Fund Statistics

  Total Net Assets$9,086,115
  # of Portfolio Holdings18
  Portfolio Turnover Rate54%
  Total Advisory Fees Paid$5,901

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	53.8%
Equity Funds	49.8%
Money Market Funds	0.5%
Other	(4.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

Lincoln Hedged Nasdaq-100 Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about Lincoln Hedged Nasdaq-100 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$32	0.62%

Key Fund Statistics

  Total Net Assets$9,086,115
  # of Portfolio Holdings18
  Portfolio Turnover Rate54%
  Total Advisory Fees Paid$5,901

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	53.8%
Equity Funds	49.8%
Money Market Funds	0.5%
Other	(4.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

Lincoln Hedged S&P 500 Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about Lincoln Hedged S&P 500 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.93%

Key Fund Statistics

  Total Net Assets$12,150,440
  # of Portfolio Holdings18
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$11,885

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	51.4%
Equity Funds	51.0%
Money Market Funds	0.7%
Other	(3.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

Lincoln Hedged S&P 500 Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about Lincoln Hedged S&P 500 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$30	0.58%

Key Fund Statistics

  Total Net Assets$12,150,440
  # of Portfolio Holdings18
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$11,885

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	51.4%
Equity Funds	51.0%
Money Market Funds	0.7%
Other	(3.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

Lincoln Hedged S&P 500 Conservative Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about Lincoln Hedged S&P 500 Conservative Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$47	0.93%

Key Fund Statistics

  Total Net Assets$13,833,584
  # of Portfolio Holdings18
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid$12,680

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	51.6%
Equity Funds	51.4%
Money Market Funds	0.6%
Other	(3.6%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

Lincoln Hedged S&P 500 Conservative Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about Lincoln Hedged S&P 500 Conservative Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$30	0.58%

Key Fund Statistics

  Total Net Assets$13,833,584
  # of Portfolio Holdings18
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid$12,680

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	51.6%
Equity Funds	51.4%
Money Market Funds	0.6%
Other	(3.6%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

Lincoln Opportunistic Hedged Equity Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about Lincoln Opportunistic Hedged Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.94%

Key Fund Statistics

  Total Net Assets$4,110,458
  # of Portfolio Holdings6
  Portfolio Turnover Rate44%
  Total Advisory Fees Paid$9,254

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	50.5%
Equity Funds	49.9%
Money Market Funds	2.7%
Other	(3.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

Lincoln Opportunistic Hedged Equity Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about Lincoln Opportunistic Hedged Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.59%

Key Fund Statistics

  Total Net Assets$4,110,458
  # of Portfolio Holdings6
  Portfolio Turnover Rate44%
  Total Advisory Fees Paid$9,254

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	50.5%
Equity Funds	49.9%
Money Market Funds	2.7%
Other	(3.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Global Aggressive Growth Allocation Managed Risk Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Global Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.57%

Key Fund Statistics

  Total Net Assets$285,622,065
  # of Portfolio Holdings37
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$336,153

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	51.3%
International Equity Funds	27.2%
Fixed Income Funds	17.9%
Money Market Funds	2.9%
Global Equity Funds	0.6%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Global Aggressive Growth Allocation Managed Risk Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Global Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.32%

Key Fund Statistics

  Total Net Assets$285,622,065
  # of Portfolio Holdings37
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$336,153

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	51.3%
International Equity Funds	27.2%
Fixed Income Funds	17.9%
Money Market Funds	2.9%
Global Equity Funds	0.6%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP U.S. Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.57%

Key Fund Statistics

  Total Net Assets$211,732,793
  # of Portfolio Holdings21
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$240,089

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	78.7%
Fixed Income Funds	17.9%
Money Market Funds	2.9%
Global Equity Funds	0.5%
Others	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP U.S. Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$17	0.32%

Key Fund Statistics

  Total Net Assets$211,732,793
  # of Portfolio Holdings21
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$240,089

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	78.7%
Fixed Income Funds	17.9%
Money Market Funds	2.9%
Global Equity Funds	0.5%
Others	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP AllianceBernstein Large Cap Growth Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP AllianceBernstein Large Cap Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.90%

Key Fund Statistics

  Total Net Assets$1,680,654,129
  # of Portfolio Holdings71
  Portfolio Turnover Rate80%
  Total Advisory Fees Paid$4,710,297

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.5%
Convertible Preferred Stocks	0.9%
Short-Term Investments	0.7%
Other	(0.1%)

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	16.4%
Software	15.1%
Interactive Media & Services	10.9%
Broadline Retail	6.7%
Health Care Equipment & Supplies	5.9%

Top 5 Holdings (Equity)

NVIDIA Corp.	9.5%
Microsoft Corp.	9.4%
Amazon.com, Inc.	6.7%
Alphabet, Inc., Class C	5.6%
Meta Platforms, Inc., Class A	5.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP AllianceBernstein Large Cap Growth Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP AllianceBernstein Large Cap Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$36	0.65%

Key Fund Statistics

  Total Net Assets$1,680,654,129
  # of Portfolio Holdings71
  Portfolio Turnover Rate80%
  Total Advisory Fees Paid$4,710,297

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.5%
Convertible Preferred Stocks	0.9%
Short-Term Investments	0.7%
Other	(0.1%)

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	16.4%
Software	15.1%
Interactive Media & Services	10.9%
Broadline Retail	6.7%
Health Care Equipment & Supplies	5.9%

Top 5 Holdings (Equity)

NVIDIA Corp.	9.5%
Microsoft Corp.	9.4%
Amazon.com, Inc.	6.7%
Alphabet, Inc., Class C	5.6%
Meta Platforms, Inc., Class A	5.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Balanced Allocation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Balanced Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.62%

Key Fund Statistics

  Total Net Assets$821,903,604
  # of Portfolio Holdings11
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$857,271

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	39.3%
Fixed Income Funds	35.5%
Asset Allocation Funds	12.9%
International Equity Funds	9.5%
Global Equity Funds	2.9%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Balanced Allocation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Balanced Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.27%

Key Fund Statistics

  Total Net Assets$821,903,604
  # of Portfolio Holdings11
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$857,271

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	39.3%
Fixed Income Funds	35.5%
Asset Allocation Funds	12.9%
International Equity Funds	9.5%
Global Equity Funds	2.9%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Income Allocation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Income Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$33	0.65%

Key Fund Statistics

  Total Net Assets$171,477,496
  # of Portfolio Holdings11
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid$181,438

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	55.4%
Equity Funds	28.2%
Asset Allocation Funds	12.9%
International Equity Funds	2.4%
Global Equity Funds	1.2%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Income Allocation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Income Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.30%

Key Fund Statistics

  Total Net Assets$171,477,496
  # of Portfolio Holdings11
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid$181,438

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	55.4%
Equity Funds	28.2%
Asset Allocation Funds	12.9%
International Equity Funds	2.4%
Global Equity Funds	1.2%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Growth Allocation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Growth Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.62%

Key Fund Statistics

  Total Net Assets$821,361,712
  # of Portfolio Holdings11
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$868,503

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	44.9%
Fixed Income Funds	26.7%
International Equity Funds	17.2%
Asset Allocation Funds	7.9%
Global Equity Funds	3.4%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Growth Allocation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Growth Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.27%

Key Fund Statistics

  Total Net Assets$821,361,712
  # of Portfolio Holdings11
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$868,503

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	44.9%
Fixed Income Funds	26.7%
International Equity Funds	17.2%
Asset Allocation Funds	7.9%
Global Equity Funds	3.4%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Century Balanced Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Century Balanced Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	1.02%

Key Fund Statistics

  Total Net Assets$378,601,214
  # of Portfolio Holdings633
  Portfolio Turnover Rate42%
  Total Advisory Fees Paid$1,315,368

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	61.8%
Agency Mortgage-Backed Securities	12.2%
Corporate Bonds	9.5%
U.S. Treasury Obligations	8.2%
Non-Agency Asset-Backed Securities	2.6%
Non-Agency Collateralized Mortgage Obligations	2.0%
Non-Agency Commercial Mortgage-Backed Securities	1.3%
Short-Term Investments	1.0%
Agency Obligations	0.5%
Exchange-Traded Funds	0.3%
Other	0.1%

Top 5 Holdings (Equity)

Microsoft Corp.	5.4%
NVIDIA Corp.	4.4%
Apple, Inc.	4.0%
Alphabet, Inc., Class A	2.8%
Amazon.com, Inc.	2.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Changes in or Disagreements with Accountants

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP Balanced Fund.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Century Balanced Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Century Balanced Fund for the period of April 26, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$12	0.67%

Key Fund Statistics

  Total Net Assets$378,601,214
  # of Portfolio Holdings633
  Portfolio Turnover Rate42%
  Total Advisory Fees Paid$1,315,368

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	61.8%
Agency Mortgage-Backed Securities	12.2%
Corporate Bonds	9.5%
U.S. Treasury Obligations	8.2%
Non-Agency Asset-Backed Securities	2.6%
Non-Agency Collateralized Mortgage Obligations	2.0%
Non-Agency Commercial Mortgage-Backed Securities	1.3%
Short-Term Investments	1.0%
Agency Obligations	0.5%
Exchange-Traded Funds	0.3%
Other	0.1%

Top 5 Holdings (Equity)

Microsoft Corp.	5.4%
NVIDIA Corp.	4.4%
Apple, Inc.	4.0%
Alphabet, Inc., Class A	2.8%
Amazon.com, Inc.	2.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Century Balanced Fund

Standard Class II

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Century Balanced Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$40	0.77%

Key Fund Statistics

  Total Net Assets$378,601,214
  # of Portfolio Holdings633
  Portfolio Turnover Rate42%
  Total Advisory Fees Paid$1,315,368

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	61.8%
Agency Mortgage-Backed Securities	12.2%
Corporate Bonds	9.5%
U.S. Treasury Obligations	8.2%
Non-Agency Asset-Backed Securities	2.6%
Non-Agency Collateralized Mortgage Obligations	2.0%
Non-Agency Commercial Mortgage-Backed Securities	1.3%
Short-Term Investments	1.0%
Agency Obligations	0.5%
Exchange-Traded Funds	0.3%
Other	0.1%

Top 5 Holdings (Equity)

Microsoft Corp.	5.4%
NVIDIA Corp.	4.4%
Apple, Inc.	4.0%
Alphabet, Inc., Class A	2.8%
Amazon.com, Inc.	2.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Changes in or Disagreements with Accountants

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP Balanced Fund.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Century Capital Appreciation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Century Capital Appreciation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	1.03%

Key Fund Statistics

  Total Net Assets$456,920,374
  # of Portfolio Holdings92
  Portfolio Turnover Rate40%
  Total Advisory Fees Paid$1,382,095

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.1%
Short-Term Investments	1.1%
Other	(0.2%)

Top 5 Industries (Equity)

Software	13.0%
Capital Markets	8.2%
Hotels, Restaurants & Leisure	6.7%
Health Care Equipment & Supplies	5.8%
Semiconductors & Semiconductor Equipment	5.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Changes in or Disagreements with Accountants

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP Capital Appreciation Fund.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Century Capital Appreciation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Century Capital Appreciation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$30	0.58%

Key Fund Statistics

  Total Net Assets$456,920,374
  # of Portfolio Holdings92
  Portfolio Turnover Rate40%
  Total Advisory Fees Paid$1,382,095

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.1%
Short-Term Investments	1.1%
Other	(0.2%)

Top 5 Industries (Equity)

Software	13.0%
Capital Markets	8.2%
Hotels, Restaurants & Leisure	6.7%
Health Care Equipment & Supplies	5.8%
Semiconductors & Semiconductor Equipment	5.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Changes in or Disagreements with Accountants

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP Capital Appreciation Fund.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Century Capital Appreciation Fund

Standard Class II

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Century Capital Appreciation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$46	0.88%

Key Fund Statistics

  Total Net Assets$456,920,374
  # of Portfolio Holdings92
  Portfolio Turnover Rate40%
  Total Advisory Fees Paid$1,382,095

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.1%
Short-Term Investments	1.1%
Other	(0.2%)

Top 5 Industries (Equity)

Software	13.0%
Capital Markets	8.2%
Hotels, Restaurants & Leisure	6.7%
Health Care Equipment & Supplies	5.8%
Semiconductors & Semiconductor Equipment	5.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Changes in or Disagreements with Accountants

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP Capital Appreciation Fund.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Century Disciplined Core Value Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Century Disciplined Core Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.96%

Key Fund Statistics

  Total Net Assets$327,420,685
  # of Portfolio Holdings181
  Portfolio Turnover Rate36%
  Total Advisory Fees Paid$1,085,041

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.8%
Short-Term Investments	0.2%
Other	0.0%

Top 5 Industries (Equity)

Oil, Gas & Consumable Fuels	8.0%
Semiconductors & Semiconductor Equipment	7.3%
Banks	7.1%
Machinery	4.8%
Pharmaceuticals	4.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Changes in or Disagreements with Accountants

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP Disciplined Core Value Fund.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Century Disciplined Core Value Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Century Disciplined Core Value Fund for the period of April 26, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.61%

Key Fund Statistics

  Total Net Assets$327,420,685
  # of Portfolio Holdings181
  Portfolio Turnover Rate36%
  Total Advisory Fees Paid$1,085,041

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.8%
Short-Term Investments	0.2%
Other	0.0%

Top 5 Industries (Equity)

Oil, Gas & Consumable Fuels	8.0%
Semiconductors & Semiconductor Equipment	7.3%
Banks	7.1%
Machinery	4.8%
Pharmaceuticals	4.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Century Disciplined Core Value Fund

Standard Class II

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Century Disciplined Core Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$37	0.71%

Key Fund Statistics

  Total Net Assets$327,420,685
  # of Portfolio Holdings181
  Portfolio Turnover Rate36%
  Total Advisory Fees Paid$1,085,041

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.8%
Short-Term Investments	0.2%
Other	0.0%

Top 5 Industries (Equity)

Oil, Gas & Consumable Fuels	8.0%
Semiconductors & Semiconductor Equipment	7.3%
Banks	7.1%
Machinery	4.8%
Pharmaceuticals	4.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Changes in or Disagreements with Accountants

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP Disciplined Core Value Fund.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Century Inflation Protection Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Century Inflation Protection Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$35	0.71%

Key Fund Statistics

  Total Net Assets$532,851,628
  # of Portfolio Holdings170
  Portfolio Turnover Rate35%
  Total Advisory Fees Paid$1,119,108

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

U.S. Treasury Obligations	54.0%
Agency Obligations	9.7%
Agency Mortgage-Backed Securities	8.9%
Corporate Bonds	7.0%
Short-Term Investments	6.4%
Sovereign Bonds	4.9%
Non-Agency Asset-Backed Securities	4.0%
Non-Agency Collateralized Mortgage Obligations	2.4%
Non-Agency Commercial Mortgage-Backed Securities	1.3%
Municipal Bonds	0.4%
Other	0.6%

Credit Quality Ratings (as a % of fixed income investments)

U.S. Government	73.0%
AAA	7.2%
AA	5.1%
A	5.3%
BBB	1.6%
Not Rated	1.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Changes in or Disagreements with Accountants

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP Inflation Protection Fund.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Century Inflation Protection Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Century Inflation Protection Fund for the period of April 26, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$6	0.36%

Key Fund Statistics

  Total Net Assets$532,851,628
  # of Portfolio Holdings170
  Portfolio Turnover Rate35%
  Total Advisory Fees Paid$1,119,108

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

U.S. Treasury Obligations	54.0%
Agency Obligations	9.7%
Agency Mortgage-Backed Securities	8.9%
Corporate Bonds	7.0%
Short-Term Investments	6.4%
Sovereign Bonds	4.9%
Non-Agency Asset-Backed Securities	4.0%
Non-Agency Collateralized Mortgage Obligations	2.4%
Non-Agency Commercial Mortgage-Backed Securities	1.3%
Municipal Bonds	0.4%
Other	0.6%

Credit Quality Ratings (as a % of fixed income investments)

U.S. Government	73.0%
AAA	7.2%
AA	5.1%
A	5.3%
BBB	1.6%
Not Rated	1.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Century Inflation Protection Fund

Standard Class II

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Century Inflation Protection Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$23	0.46%

Key Fund Statistics

  Total Net Assets$532,851,628
  # of Portfolio Holdings170
  Portfolio Turnover Rate35%
  Total Advisory Fees Paid$1,119,108

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

U.S. Treasury Obligations	54.0%
Agency Obligations	9.7%
Agency Mortgage-Backed Securities	8.9%
Corporate Bonds	7.0%
Short-Term Investments	6.4%
Sovereign Bonds	4.9%
Non-Agency Asset-Backed Securities	4.0%
Non-Agency Collateralized Mortgage Obligations	2.4%
Non-Agency Commercial Mortgage-Backed Securities	1.3%
Municipal Bonds	0.4%
Other	0.6%

Credit Quality Ratings (as a % of fixed income investments)

U.S. Government	73.0%
AAA	7.2%
AA	5.1%
A	5.3%
BBB	1.6%
Not Rated	1.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Changes in or Disagreements with Accountants

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP Inflation Protection Fund.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Century International Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Century International Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	1.11%

Key Fund Statistics

  Total Net Assets$168,612,960
  # of Portfolio Holdings87
  Portfolio Turnover Rate29%
  Total Advisory Fees Paid$750,083

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.9%
Short-Term Investments	0.8%
Other	0.3%

Top 5 Countries (Equity)

Japan	17.8%
United Kingdom	16.6%
France	13.8%
Switzerland	9.2%
Netherlands	7.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Changes in or Disagreements with Accountants

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP International Fund.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Century International Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Century International Fund for the period of April 26, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.85%

Key Fund Statistics

  Total Net Assets$168,612,960
  # of Portfolio Holdings87
  Portfolio Turnover Rate29%
  Total Advisory Fees Paid$750,083

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.9%
Short-Term Investments	0.8%
Other	0.3%

Top 5 Countries (Equity)

Japan	17.8%
United Kingdom	16.6%
France	13.8%
Switzerland	9.2%
Netherlands	7.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Century International Fund

Standard Class II

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Century International Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$49	0.96%

Key Fund Statistics

  Total Net Assets$168,612,960
  # of Portfolio Holdings87
  Portfolio Turnover Rate29%
  Total Advisory Fees Paid$750,083

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.9%
Short-Term Investments	0.8%
Other	0.3%

Top 5 Countries (Equity)

Japan	17.8%
United Kingdom	16.6%
France	13.8%
Switzerland	9.2%
Netherlands	7.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Changes in or Disagreements with Accountants

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP International Fund.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Century Large Company Value Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Century Large Company Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$43	0.85%

Key Fund Statistics

  Total Net Assets$144,067,622
  # of Portfolio Holdings84
  Portfolio Turnover Rate22%
  Total Advisory Fees Paid$429,340

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.8%
Short-Term Investments	2.0%
Other	0.2%

Top 5 Industries (Equity)

Health Care Equipment & Supplies	9.1%
Oil, Gas & Consumable Fuels	6.9%
Banks	6.8%
Capital Markets	6.5%
Electric Utilities	6.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Changes in or Disagreements with Accountants

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP Large Company Value Fund.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Century Large Company Value Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Century Large Company Value Fund for the period of April 26, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.60%

Key Fund Statistics

  Total Net Assets$144,067,622
  # of Portfolio Holdings84
  Portfolio Turnover Rate22%
  Total Advisory Fees Paid$429,340

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.8%
Short-Term Investments	2.0%
Other	0.2%

Top 5 Industries (Equity)

Health Care Equipment & Supplies	9.1%
Oil, Gas & Consumable Fuels	6.9%
Banks	6.8%
Capital Markets	6.5%
Electric Utilities	6.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Century Large Company Value Fund

Standard Class II

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Century Large Company Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$35	0.70%

Key Fund Statistics

  Total Net Assets$144,067,622
  # of Portfolio Holdings84
  Portfolio Turnover Rate22%
  Total Advisory Fees Paid$429,340

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.8%
Short-Term Investments	2.0%
Other	0.2%

Top 5 Industries (Equity)

Health Care Equipment & Supplies	9.1%
Oil, Gas & Consumable Fuels	6.9%
Banks	6.8%
Capital Markets	6.5%
Electric Utilities	6.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Changes in or Disagreements with Accountants

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP Large Company Value Fund.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Century Mid Cap Value Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Century Mid Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	1.01%

Key Fund Statistics

  Total Net Assets$628,615,624
  # of Portfolio Holdings109
  Portfolio Turnover Rate28%
  Total Advisory Fees Paid$2,420,855

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.0%
Short-Term Investments	1.1%
Preferred Stocks	0.8%
Other	0.1%

Top 5 Industries (Equity)

Health Care Providers & Services	8.4%
Electric Utilities	6.7%
Health Care Equipment & Supplies	6.5%
Insurance	5.8%
Capital Markets	5.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Changes in or Disagreements with Accountants

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP Mid Cap Value Fund.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Century Mid Cap Value Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Century Mid Cap Value Fund for the period of April 26, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.76%

Key Fund Statistics

  Total Net Assets$628,615,624
  # of Portfolio Holdings109
  Portfolio Turnover Rate28%
  Total Advisory Fees Paid$2,420,855

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.0%
Short-Term Investments	1.1%
Preferred Stocks	0.8%
Other	0.1%

Top 5 Industries (Equity)

Health Care Providers & Services	8.4%
Electric Utilities	6.7%
Health Care Equipment & Supplies	6.5%
Insurance	5.8%
Capital Markets	5.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Century Mid Cap Value Fund

Standard Class II

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Century Mid Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$43	0.86%

Key Fund Statistics

  Total Net Assets$628,615,624
  # of Portfolio Holdings109
  Portfolio Turnover Rate28%
  Total Advisory Fees Paid$2,420,855

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.0%
Short-Term Investments	1.1%
Preferred Stocks	0.8%
Other	0.1%

Top 5 Industries (Equity)

Health Care Providers & Services	8.4%
Electric Utilities	6.7%
Health Care Equipment & Supplies	6.5%
Insurance	5.8%
Capital Markets	5.8%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Changes in or Disagreements with Accountants

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP Mid Cap Value Fund.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Century Select Mid Cap Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Century Select Mid Cap Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$59	1.17%

Key Fund Statistics

  Total Net Assets$501,109,734
  # of Portfolio Holdings204
  Portfolio Turnover Rate30%
  Total Advisory Fees Paid$1,882,855

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	93.5%
Money Market Fund	5.6%
Preferred Stocks	0.5%
Other	0.4%

Top 5 Industries (Equity)

Health Care Providers & Services	6.6%
Health Care Equipment & Supplies	6.0%
Capital Markets	6.0%
Electric Utilities	5.0%
Insurance	4.6%

Top 5 Holdings (Equity)

Zimmer Biomet Holdings, Inc.	2.3%
Bank of New York Mellon Corp.	1.7%
Conagra Brands, Inc.	1.6%
Norfolk Southern Corp.	1.5%
Enterprise Products Partners LP	1.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Century Select Mid Cap Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Century Select Mid Cap Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$41	0.82%

Key Fund Statistics

  Total Net Assets$501,109,734
  # of Portfolio Holdings204
  Portfolio Turnover Rate30%
  Total Advisory Fees Paid$1,882,855

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	93.5%
Money Market Fund	5.6%
Preferred Stocks	0.5%
Other	0.4%

Top 5 Industries (Equity)

Health Care Providers & Services	6.6%
Health Care Equipment & Supplies	6.0%
Capital Markets	6.0%
Electric Utilities	5.0%
Insurance	4.6%

Top 5 Holdings (Equity)

Zimmer Biomet Holdings, Inc.	2.3%
Bank of New York Mellon Corp.	1.7%
Conagra Brands, Inc.	1.6%
Norfolk Southern Corp.	1.5%
Enterprise Products Partners LP	1.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Century Ultra® Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Century Ultra® Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.91%

Key Fund Statistics

  Total Net Assets$406,946,239
  # of Portfolio Holdings67
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$1,180,954

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.2%
Exchange-Traded Funds	0.5%
Short-Term Investments	0.3%
Rights	0.0%
Other	0.0%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	18.3%
Software	13.9%
Interactive Media & Services	11.7%
Technology Hardware, Storage & Peripherals	11.4%
Broadline Retail	6.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Changes in or Disagreements with Accountants

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP Ultra Fund.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Century Ultra® Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Century Ultra® Fund for the period of April 26, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$12	0.65%

Key Fund Statistics

  Total Net Assets$406,946,239
  # of Portfolio Holdings67
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$1,180,954

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.2%
Exchange-Traded Funds	0.5%
Short-Term Investments	0.3%
Rights	0.0%
Other	0.0%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	18.3%
Software	13.9%
Interactive Media & Services	11.7%
Technology Hardware, Storage & Peripherals	11.4%
Broadline Retail	6.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Century Ultra® Fund

Standard Class II

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Century Ultra® Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$42	0.76%

Key Fund Statistics

  Total Net Assets$406,946,239
  # of Portfolio Holdings67
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid$1,180,954

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.2%
Exchange-Traded Funds	0.5%
Short-Term Investments	0.3%
Rights	0.0%
Other	0.0%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	18.3%
Software	13.9%
Interactive Media & Services	11.7%
Technology Hardware, Storage & Peripherals	11.4%
Broadline Retail	6.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Changes in or Disagreements with Accountants

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP Ultra Fund.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Century Value Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Century Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$43	0.85%

Key Fund Statistics

  Total Net Assets$870,930,512
  # of Portfolio Holdings111
  Portfolio Turnover Rate11%
  Total Advisory Fees Paid$2,732,325

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.8%
Short-Term Investments	2.0%
Other	0.2%

Top 5 Industries (Equity)

Banks	10.9%
Pharmaceuticals	8.4%
Oil, Gas & Consumable Fuels	7.6%
Capital Markets	5.4%
Health Care Equipment & Supplies	5.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Changes in or Disagreements with Accountants

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP Value Fund.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Century Value Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Century Value Fund for the period of April 26, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.61%

Key Fund Statistics

  Total Net Assets$870,930,512
  # of Portfolio Holdings111
  Portfolio Turnover Rate11%
  Total Advisory Fees Paid$2,732,325

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.8%
Short-Term Investments	2.0%
Other	0.2%

Top 5 Industries (Equity)

Banks	10.9%
Pharmaceuticals	8.4%
Oil, Gas & Consumable Fuels	7.6%
Capital Markets	5.4%
Health Care Equipment & Supplies	5.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Century Value Fund

Standard Class II

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Century Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$35	0.70%

Key Fund Statistics

  Total Net Assets$870,930,512
  # of Portfolio Holdings111
  Portfolio Turnover Rate11%
  Total Advisory Fees Paid$2,732,325

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.8%
Short-Term Investments	2.0%
Other	0.2%

Top 5 Industries (Equity)

Banks	10.9%
Pharmaceuticals	8.4%
Oil, Gas & Consumable Fuels	7.6%
Capital Markets	5.4%
Health Care Equipment & Supplies	5.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Changes in or Disagreements with Accountants

Accountant change: Effective April 26, 2024, Deloitte & Touche, LLP was replaced by Ernst and Young as independent registered public accounting firm for the Fund due to the completion of the Fund’s acquisition of the VP Value Fund.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Global Growth Fund

Service Class II

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Global Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$33	0.62%

Key Fund Statistics

  Total Net Assets$358,102,589
  # of Portfolio Holdings1
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$0

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	100.1%
Other	(0.1%)

The Fund invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Global Small Capitalization Fund

Service Class II

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Global Small Capitalization Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$32	0.65%

Key Fund Statistics

  Total Net Assets$56,661,662
  # of Portfolio Holdings1
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$0

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Global Equity Funds	100.1%
Other	(0.1%)

The Fund invests substantially all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Growth Fund

Service Class II

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$32	0.60%

Key Fund Statistics

  Total Net Assets$2,011,268,687
  # of Portfolio Holdings1
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$0

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	100.0%
Other	0.0%

The Fund invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Growth-Income Fund

Service Class II

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Growth-Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$32	0.60%

Key Fund Statistics

  Total Net Assets$1,525,162,249
  # of Portfolio Holdings1
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$0

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	100.0%
Other	0.0%

The Fund invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American International Fund

Service Class II

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American International Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$32	0.62%

Key Fund Statistics

  Total Net Assets$280,695,022
  # of Portfolio Holdings1
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid$0

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	100.0%
Other	0.0%

The Fund invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Global Balanced Allocation Managed Risk Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Global Balanced Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$34	0.66%

Key Fund Statistics

  Total Net Assets$1,211,800,547
  # of Portfolio Holdings26
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$1,526,891

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	44.3%
Equity Funds	32.6%
Asset Allocation Funds	12.5%
International Equity Funds	4.7%
Global Equity Funds	3.4%
Money Market Funds	2.4%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Global Balanced Allocation Managed Risk Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Global Balanced Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.31%

Key Fund Statistics

  Total Net Assets$1,211,800,547
  # of Portfolio Holdings26
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$1,526,891

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	44.3%
Equity Funds	32.6%
Asset Allocation Funds	12.5%
International Equity Funds	4.7%
Global Equity Funds	3.4%
Money Market Funds	2.4%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Global Growth Allocation Managed Risk Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Global Growth Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$33	0.65%

Key Fund Statistics

  Total Net Assets$2,422,894,976
  # of Portfolio Holdings26
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$3,053,478

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	44.1%
Fixed Income Funds	25.8%
International Equity Funds	13.7%
Asset Allocation Funds	7.7%
Global Equity Funds	5.7%
Money Market Funds	2.9%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Global Growth Allocation Managed Risk Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Global Growth Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.30%

Key Fund Statistics

  Total Net Assets$2,422,894,976
  # of Portfolio Holdings26
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid$3,053,478

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	44.1%
Fixed Income Funds	25.8%
International Equity Funds	13.7%
Asset Allocation Funds	7.7%
Global Equity Funds	5.7%
Money Market Funds	2.9%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Preservation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Preservation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.59%

Key Fund Statistics

  Total Net Assets$621,498,507
  # of Portfolio Holdings7
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid$562,632

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	97.1%
Money Market Funds	3.0%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP American Preservation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP American Preservation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$12	0.24%

Key Fund Statistics

  Total Net Assets$621,498,507
  # of Portfolio Holdings7
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid$562,632

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	97.1%
Money Market Funds	3.0%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Baron Growth Opportunities Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Baron Growth Opportunities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.14%

Key Fund Statistics

  Total Net Assets$850,109,750
  # of Portfolio Holdings38
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$3,591,941

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.2%
Short-Term Investments	1.9%
Other	(0.1%)

Top 5 Industries (Equity)

Insurance	19.6%
Capital Markets	18.0%
Hotels, Restaurants & Leisure	11.4%
Software	9.1%
IT Services	9.0%

Top 5 Holdings (Equity)

Gartner, Inc.	9.0%
Arch Capital Group Ltd.	8.1%
MSCI, Inc.	6.9%
Kinsale Capital Group, Inc.	6.7%
CoStar Group, Inc.	5.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Baron Growth Opportunities Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Baron Growth Opportunities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$44	0.89%

Key Fund Statistics

  Total Net Assets$850,109,750
  # of Portfolio Holdings38
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$3,591,941

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.2%
Short-Term Investments	1.9%
Other	(0.1%)

Top 5 Industries (Equity)

Insurance	19.6%
Capital Markets	18.0%
Hotels, Restaurants & Leisure	11.4%
Software	9.1%
IT Services	9.0%

Top 5 Holdings (Equity)

Gartner, Inc.	9.0%
Arch Capital Group Ltd.	8.1%
MSCI, Inc.	6.9%
Kinsale Capital Group, Inc.	6.7%
CoStar Group, Inc.	5.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP BlackRock Dividend Value Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP BlackRock Dividend Value Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$46	0.89%

Key Fund Statistics

  Total Net Assets$1,756,590,672
  # of Portfolio Holdings189
  Portfolio Turnover Rate21%
  Total Advisory Fees Paid$5,041,664

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	91.9%
Short-Term Investments	7.3%
Preferred Stocks	0.3%
Other	0.5%

Top 5 Industries (Equity)

Banks	11.7%
Oil, Gas & Consumable Fuels	6.7%
Health Care Providers & Services	6.5%
Electric Utilities	6.2%
Insurance	5.6%

Top 5 Holdings (Equity)

Wells Fargo & Co.	2.5%
Citigroup, Inc.	2.2%
First Citizens BancShares, Inc., Class A	1.8%
American International Group, Inc.	1.7%
Shell PLC	1.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP BlackRock Dividend Value Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP BlackRock Dividend Value Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$33	0.64%

Key Fund Statistics

  Total Net Assets$1,756,590,672
  # of Portfolio Holdings189
  Portfolio Turnover Rate21%
  Total Advisory Fees Paid$5,041,664

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	91.9%
Short-Term Investments	7.3%
Preferred Stocks	0.3%
Other	0.5%

Top 5 Industries (Equity)

Banks	11.7%
Oil, Gas & Consumable Fuels	6.7%
Health Care Providers & Services	6.5%
Electric Utilities	6.2%
Insurance	5.6%

Top 5 Holdings (Equity)

Wells Fargo & Co.	2.5%
Citigroup, Inc.	2.2%
First Citizens BancShares, Inc., Class A	1.8%
American International Group, Inc.	1.7%
Shell PLC	1.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP BlackRock Global Allocation Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.96%

Key Fund Statistics

  Total Net Assets$2,095,750,472
  # of Portfolio Holdings2,340
  Portfolio Turnover Rate83%
  Total Advisory Fees Paid$6,538,276

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	65.8%
Short-Term Investments	10.1%
Corporate Bonds	9.5%
Sovereign Bonds	3.7%
Loan Agreements	2.6%
Non-Agency Commercial Mortgage-Backed Securities	1.9%
U.S. Treasury Obligations	1.5%
Agency Mortgage-Backed Securities	1.3%
Non-Agency Asset-Backed Securities	1.0%
Investment Companies	1.0%
Other	(0.4%)

Top 5 Holdings (Equity)

Microsoft Corp.	3.5%
NVIDIA Corp.	2.4%
Amazon.com, Inc.	2.2%
Alphabet, Inc., Class C	1.8%
Apple, Inc.	1.7%

Top 5 Countries (Equity)

United States	43.9%
Japan	4.7%
United Kingdom	3.1%
France	2.3%
Netherlands	1.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP BlackRock Global Allocation Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$36	0.71%

Key Fund Statistics

  Total Net Assets$2,095,750,472
  # of Portfolio Holdings2,340
  Portfolio Turnover Rate83%
  Total Advisory Fees Paid$6,538,276

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	65.8%
Short-Term Investments	10.1%
Corporate Bonds	9.5%
Sovereign Bonds	3.7%
Loan Agreements	2.6%
Non-Agency Commercial Mortgage-Backed Securities	1.9%
U.S. Treasury Obligations	1.5%
Agency Mortgage-Backed Securities	1.3%
Non-Agency Asset-Backed Securities	1.0%
Investment Companies	1.0%
Other	(0.4%)

Top 5 Holdings (Equity)

Microsoft Corp.	3.5%
NVIDIA Corp.	2.4%
Amazon.com, Inc.	2.2%
Alphabet, Inc., Class C	1.8%
Apple, Inc.	1.7%

Top 5 Countries (Equity)

United States	43.9%
Japan	4.7%
United Kingdom	3.1%
France	2.3%
Netherlands	1.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP BlackRock Global Allocation Managed Risk Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.49%

Key Fund Statistics

  Total Net Assets$678,274,936
  # of Portfolio Holdings15
  Portfolio Turnover Rate0%
  Total Advisory Fees Paid$254,831

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Global Multi-Asset Funds	97.0%
Money Market Funds	2.9%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP BlackRock Global Allocation Managed Risk Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$7	0.14%

Key Fund Statistics

  Total Net Assets$678,274,936
  # of Portfolio Holdings15
  Portfolio Turnover Rate0%
  Total Advisory Fees Paid$254,831

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Global Multi-Asset Funds	97.0%
Money Market Funds	2.9%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$34	0.67%

Key Fund Statistics

  Total Net Assets$453,077,578
  # of Portfolio Holdings24
  Portfolio Turnover Rate3%
  Total Advisory Fees Paid$548,211

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	50.0%
Fixed Income Funds	28.8%
International Equity Funds	18.0%
Money Market Funds	3.0%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.32%

Key Fund Statistics

  Total Net Assets$453,077,578
  # of Portfolio Holdings24
  Portfolio Turnover Rate3%
  Total Advisory Fees Paid$548,211

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	50.0%
Fixed Income Funds	28.8%
International Equity Funds	18.0%
Money Market Funds	3.0%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP BlackRock Inflation Protected Bond Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP BlackRock Inflation Protected Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	1.15%

Key Fund Statistics

  Total Net Assets$1,211,607,543
  # of Portfolio Holdings270
  Portfolio Turnover Rate142%
  Total Advisory Fees Paid$2,531,800

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

U.S. Treasury Obligations	58.2%
Sovereign Bonds	40.6%
Agency Mortgage-Backed Securities	3.1%
Non-Agency Asset-Backed Securities	2.4%
Non-Agency Collateralized Mortgage Obligations	1.2%
Non-Agency Commercial Mortgage-Backed Securities	0.9%
Supranational Banks	0.6%
Derivatives	0.0%
Securities Sold Short	0.0%
Other	(7.0%)

Top 5 Countries (Fixed Income)

United Kingdom	11.5%
France	8.4%
Italy	5.6%
Germany	4.2%
Japan	3.2%

Credit Quality Ratings (as a % of fixed income investments)

U.S. Government	57.4%
AAA	3.7%
AA	0.0%
A	2.8%
BBB	4.1%
Not Rated	32.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP BlackRock Inflation Protected Bond Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP BlackRock Inflation Protected Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$45	0.90%

Key Fund Statistics

  Total Net Assets$1,211,607,543
  # of Portfolio Holdings270
  Portfolio Turnover Rate142%
  Total Advisory Fees Paid$2,531,800

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

U.S. Treasury Obligations	58.2%
Sovereign Bonds	40.6%
Agency Mortgage-Backed Securities	3.1%
Non-Agency Asset-Backed Securities	2.4%
Non-Agency Collateralized Mortgage Obligations	1.2%
Non-Agency Commercial Mortgage-Backed Securities	0.9%
Supranational Banks	0.6%
Derivatives	0.0%
Securities Sold Short	0.0%
Other	(7.0%)

Top 5 Countries (Fixed Income)

United Kingdom	11.5%
France	8.4%
Italy	5.6%
Germany	4.2%
Japan	3.2%

Credit Quality Ratings (as a % of fixed income investments)

U.S. Government	57.4%
AAA	3.7%
AA	0.0%
A	2.8%
BBB	4.1%
Not Rated	32.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP BlackRock Real Estate Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP BlackRock Real Estate Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	1.09%

Key Fund Statistics

  Total Net Assets$271,636,022
  # of Portfolio Holdings184
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid$1,025,626

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.7%
Short-Term Investments	1.3%
Other	0.0%

Top 5 Industries (Equity)

Specialized REITs	20.1%
Retail REITs	15.4%
Real Estate Management & Development	14.1%
Industrial REITs	13.3%
Residential REITs	13.0%

Top 5 Holdings (Equity)

Equinix, Inc.	6.1%
Prologis, Inc.	5.1%
Welltower, Inc.	4.8%
AvalonBay Communities, Inc.	4.0%
Extra Space Storage, Inc.	3.5%

Top 5 Countries (Equity)

United States	64.5%
Japan	8.8%
Hong Kong	6.2%
Australia	4.4%
United Kingdom	3.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP BlackRock Real Estate Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP BlackRock Real Estate Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$41	0.84%

Key Fund Statistics

  Total Net Assets$271,636,022
  # of Portfolio Holdings184
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid$1,025,626

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.7%
Short-Term Investments	1.3%
Other	0.0%

Top 5 Industries (Equity)

Specialized REITs	20.1%
Retail REITs	15.4%
Real Estate Management & Development	14.1%
Industrial REITs	13.3%
Residential REITs	13.0%

Top 5 Holdings (Equity)

Equinix, Inc.	6.1%
Prologis, Inc.	5.1%
Welltower, Inc.	4.8%
AvalonBay Communities, Inc.	4.0%
Extra Space Storage, Inc.	3.5%

Top 5 Countries (Equity)

United States	64.5%
Japan	8.8%
Hong Kong	6.2%
Australia	4.4%
United Kingdom	3.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$34	0.66%

Key Fund Statistics

  Total Net Assets$608,862,129
  # of Portfolio Holdings12
  Portfolio Turnover Rate3%
  Total Advisory Fees Paid$738,023

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	68.0%
Fixed Income Funds	28.7%
Money Market Funds	3.2%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.31%

Key Fund Statistics

  Total Net Assets$608,862,129
  # of Portfolio Holdings12
  Portfolio Turnover Rate3%
  Total Advisory Fees Paid$738,023

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	68.0%
Fixed Income Funds	28.7%
Money Market Funds	3.2%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Blended Large Cap Growth Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Blended Large Cap Growth Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	0.92%

Key Fund Statistics

  Total Net Assets$1,796,089,552
  # of Portfolio Holdings118
  Portfolio Turnover Rate61%
  Total Advisory Fees Paid$5,170,326

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	94.4%
Short-Term Investments	5.3%
Rights	0.0%
Other	0.3%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	15.7%
Software	15.2%
Interactive Media & Services	11.4%
Broadline Retail	6.0%
Technology Hardware, Storage & Peripherals	5.9%

Top 5 Holdings (Equity)

Microsoft Corp.	10.6%
NVIDIA Corp.	9.5%
Amazon.com, Inc.	6.0%
Apple, Inc.	5.9%
Alphabet, Inc., Class C	5.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Blended Large Cap Growth Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Blended Large Cap Growth Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.67%

Key Fund Statistics

  Total Net Assets$1,796,089,552
  # of Portfolio Holdings118
  Portfolio Turnover Rate61%
  Total Advisory Fees Paid$5,170,326

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	94.4%
Short-Term Investments	5.3%
Rights	0.0%
Other	0.3%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	15.7%
Software	15.2%
Interactive Media & Services	11.4%
Broadline Retail	6.0%
Technology Hardware, Storage & Peripherals	5.9%

Top 5 Holdings (Equity)

Microsoft Corp.	10.6%
NVIDIA Corp.	9.5%
Amazon.com, Inc.	6.0%
Apple, Inc.	5.9%
Alphabet, Inc., Class C	5.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Blended Mid Cap Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Blended Mid Cap Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.97%

Key Fund Statistics

  Total Net Assets$802,057,578
  # of Portfolio Holdings319
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$2,622,946

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	95.8%
Short-Term Investments	3.4%
Convertible Preferred Stocks	0.4%
Agency Obligations	0.3%
Warrants	0.0%
Other	0.1%

Top 5 Industries (Equity)

Software	13.4%
Hotels, Restaurants & Leisure	6.4%
Capital Markets	6.1%
Semiconductors & Semiconductor Equipment	5.7%
Professional Services	5.2%

Top 5 Holdings (Equity)

Monolithic Power Systems, Inc.	2.4%
Copart, Inc.	1.7%
Verisk Analytics, Inc.	1.7%
Spotify Technology SA	1.7%
Howmet Aerospace, Inc.	1.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Blended Mid Cap Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Blended Mid Cap Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.72%

Key Fund Statistics

  Total Net Assets$802,057,578
  # of Portfolio Holdings319
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$2,622,946

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	95.8%
Short-Term Investments	3.4%
Convertible Preferred Stocks	0.4%
Agency Obligations	0.3%
Warrants	0.0%
Other	0.1%

Top 5 Industries (Equity)

Software	13.4%
Hotels, Restaurants & Leisure	6.4%
Capital Markets	6.1%
Semiconductors & Semiconductor Equipment	5.7%
Professional Services	5.2%

Top 5 Holdings (Equity)

Monolithic Power Systems, Inc.	2.4%
Copart, Inc.	1.7%
Verisk Analytics, Inc.	1.7%
Spotify Technology SA	1.7%
Howmet Aerospace, Inc.	1.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Channing Small Cap Value Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Channing Small Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	1.12%

Key Fund Statistics

  Total Net Assets$100,328,785
  # of Portfolio Holdings44
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$390,512

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.9%
Money Market Fund	1.1%
Other	0.0%

Top 5 Industries (Equity)

Electronic Equipment, Instruments & Components	10.5%
Capital Markets	10.1%
Banks	9.7%
Health Care Equipment & Supplies	7.2%
Commercial Services & Supplies	5.3%

Top 5 Holdings (Equity)

Evercore, Inc., Class A	2.9%
Brink's Co.	2.9%
Stifel Financial Corp.	2.8%
COPT Defense Properties	2.8%
Avient Corp.	2.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Channing Small Cap Value Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Channing Small Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$44	0.88%

Key Fund Statistics

  Total Net Assets$100,328,785
  # of Portfolio Holdings44
  Portfolio Turnover Rate20%
  Total Advisory Fees Paid$390,512

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.9%
Money Market Fund	1.1%
Other	0.0%

Top 5 Industries (Equity)

Electronic Equipment, Instruments & Components	10.5%
Capital Markets	10.1%
Banks	9.7%
Health Care Equipment & Supplies	7.2%
Commercial Services & Supplies	5.3%

Top 5 Holdings (Equity)

Evercore, Inc., Class A	2.9%
Brink's Co.	2.9%
Stifel Financial Corp.	2.8%
COPT Defense Properties	2.8%
Avient Corp.	2.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	1.02%

Key Fund Statistics

  Total Net Assets$489,743,236
  # of Portfolio Holdings167
  Portfolio Turnover Rate36%
  Total Advisory Fees Paid$1,527,993

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	94.5%
Short-Term Investments	5.4%
Other	0.1%

Top 5 Industries (Equity)

Software	11.8%
Semiconductors & Semiconductor Equipment	8.5%
Interactive Media & Services	6.6%
Technology Hardware, Storage & Peripherals	5.8%
Financial Services	5.6%

Top 5 Holdings (Equity)

Microsoft Corp.	7.7%
Apple, Inc.	5.8%
NVIDIA Corp.	5.2%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$35	0.67%

Key Fund Statistics

  Total Net Assets$489,743,236
  # of Portfolio Holdings167
  Portfolio Turnover Rate36%
  Total Advisory Fees Paid$1,527,993

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	94.5%
Short-Term Investments	5.4%
Other	0.1%

Top 5 Industries (Equity)

Software	11.8%
Semiconductors & Semiconductor Equipment	8.5%
Interactive Media & Services	6.6%
Technology Hardware, Storage & Peripherals	5.8%
Financial Services	5.6%

Top 5 Holdings (Equity)

Microsoft Corp.	7.7%
Apple, Inc.	5.8%
NVIDIA Corp.	5.2%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Dimensional International Core Equity Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Dimensional International Core Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.87%

Key Fund Statistics

  Total Net Assets$534,381,234
  # of Portfolio Holdings4,017
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid$1,558,588

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.3%
Preferred Stocks	0.5%
Short-Term Investments	0.1%
Convertible Preferred Stocks	0.0%
Rights	0.0%
Warrants	0.0%
Other	1.1%

Top 5 Industries (Equity)

Banks	9.9%
Oil, Gas & Consumable Fuels	7.4%
Pharmaceuticals	5.3%
Insurance	4.9%
Metals & Mining	4.6%

Top 5 Holdings (Equity)

Novo Nordisk AS, Class B	1.3%
Toyota Motor Corp.	1.0%
TotalEnergies SE	0.9%
Shell PLC	0.9%
Nestle SA	0.7%

Top 5 Countries (Equity)

Japan	22.4%
United Kingdom	12.3%
Canada	10.5%
Switzerland	8.1%
France	7.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Dimensional International Core Equity Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Dimensional International Core Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.62%

Key Fund Statistics

  Total Net Assets$534,381,234
  # of Portfolio Holdings4,017
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid$1,558,588

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.3%
Preferred Stocks	0.5%
Short-Term Investments	0.1%
Convertible Preferred Stocks	0.0%
Rights	0.0%
Warrants	0.0%
Other	1.1%

Top 5 Industries (Equity)

Banks	9.9%
Oil, Gas & Consumable Fuels	7.4%
Pharmaceuticals	5.3%
Insurance	4.9%
Metals & Mining	4.6%

Top 5 Holdings (Equity)

Novo Nordisk AS, Class B	1.3%
Toyota Motor Corp.	1.0%
TotalEnergies SE	0.9%
Shell PLC	0.9%
Nestle SA	0.7%

Top 5 Countries (Equity)

Japan	22.4%
United Kingdom	12.3%
Canada	10.5%
Switzerland	8.1%
France	7.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Dimensional International Equity Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Dimensional International Equity Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.56%

Key Fund Statistics

  Total Net Assets$566,638,112
  # of Portfolio Holdings13
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$720,548

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.0%
Money Market Funds	4.6%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Dimensional International Equity Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Dimensional International Equity Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.31%

Key Fund Statistics

  Total Net Assets$566,638,112
  # of Portfolio Holdings13
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$720,548

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.0%
Money Market Funds	4.6%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Dimensional U.S. Core Equity 1 Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 1 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.74%

Key Fund Statistics

  Total Net Assets$1,634,369,954
  # of Portfolio Holdings2,194
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$2,581,916

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.7%
Short-Term Investments	0.1%
Rights	0.0%
Other	0.2%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	9.4%
Software	7.6%
Technology Hardware, Storage & Peripherals	5.4%
Oil, Gas & Consumable Fuels	4.9%
Interactive Media & Services	4.7%

Top 5 Holdings (Equity)

NVIDIA Corp.	5.2%
Apple, Inc.	4.9%
Microsoft Corp.	4.7%
Amazon.com, Inc.	2.5%
Meta Platforms, Inc., Class A	1.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Dimensional U.S. Core Equity 1 Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 1 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$21	0.39%

Key Fund Statistics

  Total Net Assets$1,634,369,954
  # of Portfolio Holdings2,194
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$2,581,916

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.7%
Short-Term Investments	0.1%
Rights	0.0%
Other	0.2%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	9.4%
Software	7.6%
Technology Hardware, Storage & Peripherals	5.4%
Oil, Gas & Consumable Fuels	4.9%
Interactive Media & Services	4.7%

Top 5 Holdings (Equity)

NVIDIA Corp.	5.2%
Apple, Inc.	4.9%
Microsoft Corp.	4.7%
Amazon.com, Inc.	2.5%
Meta Platforms, Inc., Class A	1.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Dimensional U.S. Core Equity 2 Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 2 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.74%

Key Fund Statistics

  Total Net Assets$895,767,442
  # of Portfolio Holdings2,482
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$1,864,909

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.7%
Short-Term Investments	0.3%
Rights	0.0%
Other	0.0%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	8.3%
Software	7.6%
Technology Hardware, Storage & Peripherals	5.6%
Oil, Gas & Consumable Fuels	5.2%
Banks	4.9%

Top 5 Holdings (Equity)

Microsoft Corp.	4.9%
Apple, Inc.	4.9%
NVIDIA Corp.	4.6%
Amazon.com, Inc.	1.5%
Meta Platforms, Inc., Class A	1.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Dimensional U.S. Core Equity 2 Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 2 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$26	0.49%

Key Fund Statistics

  Total Net Assets$895,767,442
  # of Portfolio Holdings2,482
  Portfolio Turnover Rate2%
  Total Advisory Fees Paid$1,864,909

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.7%
Short-Term Investments	0.3%
Rights	0.0%
Other	0.0%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	8.3%
Software	7.6%
Technology Hardware, Storage & Peripherals	5.6%
Oil, Gas & Consumable Fuels	5.2%
Banks	4.9%

Top 5 Holdings (Equity)

Microsoft Corp.	4.9%
Apple, Inc.	4.9%
NVIDIA Corp.	4.6%
Amazon.com, Inc.	1.5%
Meta Platforms, Inc., Class A	1.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Dimensional U.S. Equity Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Equity Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.55%

Key Fund Statistics

  Total Net Assets$999,621,439
  # of Portfolio Holdings6
  Portfolio Turnover Rate0%
  Total Advisory Fees Paid$1,217,862

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	95.0%
Money Market Funds	4.8%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Dimensional U.S. Equity Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Equity Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.30%

Key Fund Statistics

  Total Net Assets$999,621,439
  # of Portfolio Holdings6
  Portfolio Turnover Rate0%
  Total Advisory Fees Paid$1,217,862

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	95.0%
Money Market Funds	4.8%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.45%

Key Fund Statistics

  Total Net Assets$531,753,962
  # of Portfolio Holdings10
  Portfolio Turnover Rate3%
  Total Advisory Fees Paid$193,131

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	95.0%
Money Market Funds	4.8%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$5	0.10%

Key Fund Statistics

  Total Net Assets$531,753,962
  # of Portfolio Holdings10
  Portfolio Turnover Rate3%
  Total Advisory Fees Paid$193,131

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	95.0%
Money Market Funds	4.8%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Global Equity Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	0.98%

Key Fund Statistics

  Total Net Assets$969,133,994
  # of Portfolio Holdings307
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$3,096,225

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	92.8%
Short-Term Investments	6.6%
Loan Agreements	0.2%
Corporate Bonds	0.1%
Warrants	0.0%
Other	0.3%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	8.6%
Software	7.9%
Banks	7.0%
Oil, Gas & Consumable Fuels	5.2%
Health Care Providers & Services	4.4%

Top 5 Holdings (Equity)

Microsoft Corp.	3.6%
UnitedHealth Group, Inc.	2.1%
Alphabet, Inc., Class A	1.9%
NVIDIA Corp.	1.7%
Shell PLC	1.7%

Top 5 Countries (Equity)

United States	58.0%
United Kingdom	9.4%
France	3.6%
Germany	3.6%
Ireland	3.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Global Equity Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$38	0.73%

Key Fund Statistics

  Total Net Assets$969,133,994
  # of Portfolio Holdings307
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$3,096,225

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	92.8%
Short-Term Investments	6.6%
Loan Agreements	0.2%
Corporate Bonds	0.1%
Warrants	0.0%
Other	0.3%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	8.6%
Software	7.9%
Banks	7.0%
Oil, Gas & Consumable Fuels	5.2%
Health Care Providers & Services	4.4%

Top 5 Holdings (Equity)

Microsoft Corp.	3.6%
UnitedHealth Group, Inc.	2.1%
Alphabet, Inc., Class A	1.9%
NVIDIA Corp.	1.7%
Shell PLC	1.7%

Top 5 Countries (Equity)

United States	58.0%
United Kingdom	9.4%
France	3.6%
Germany	3.6%
Ireland	3.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$38	0.73%

Key Fund Statistics

  Total Net Assets$506,255,385
  # of Portfolio Holdings348
  Portfolio Turnover Rate21%
  Total Advisory Fees Paid$822,810

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.4%
Preferred Stocks	2.2%
Short-Term Investments	0.5%
Other	(0.1%)

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	14.4%
Banks	14.1%
Technology Hardware, Storage & Peripherals	5.1%
Interactive Media & Services	4.9%
Metals & Mining	3.8%

Top 5 Holdings (Equity)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.2%
Samsung Electronics Co. Ltd.	3.8%
Tencent Holdings Ltd.	3.7%
Hon Hai Precision Industry Co. Ltd.	1.6%
Alibaba Group Holding Ltd.	1.6%

Top 5 Countries (Equity)

China	24.2%
Taiwan	19.1%
India	18.9%
Republic of Korea	13.4%
Brazil	4.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$25	0.48%

Key Fund Statistics

  Total Net Assets$506,255,385
  # of Portfolio Holdings348
  Portfolio Turnover Rate21%
  Total Advisory Fees Paid$822,810

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.4%
Preferred Stocks	2.2%
Short-Term Investments	0.5%
Other	(0.1%)

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	14.4%
Banks	14.1%
Technology Hardware, Storage & Peripherals	5.1%
Interactive Media & Services	4.9%
Metals & Mining	3.8%

Top 5 Holdings (Equity)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.2%
Samsung Electronics Co. Ltd.	3.8%
Tencent Holdings Ltd.	3.7%
Hon Hai Precision Industry Co. Ltd.	1.6%
Alibaba Group Holding Ltd.	1.6%

Top 5 Countries (Equity)

China	24.2%
Taiwan	19.1%
India	18.9%
Republic of Korea	13.4%
Brazil	4.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor International Equity Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor International Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$34	0.66%

Key Fund Statistics

  Total Net Assets$785,405,476
  # of Portfolio Holdings266
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid$1,273,394

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.2%
Short-Term Investments	2.1%
Preferred Stocks	0.4%
Other	0.3%

Top 5 Industries (Equity)

Pharmaceuticals	9.8%
Banks	8.1%
Insurance	5.2%
Capital Markets	4.6%
Semiconductors & Semiconductor Equipment	4.2%

Top 5 Holdings (Equity)

Novo Nordisk AS, Class B	3.1%
ASML Holding NV	2.3%
Novartis AG	1.6%
BHP Group Ltd.	1.5%
Investor AB, Class B	1.3%

Top 5 Countries (Equity)

Japan	22.0%
United Kingdom	13.6%
France	9.0%
Switzerland	8.9%
Australia	7.9%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor International Equity Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor International Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$21	0.41%

Key Fund Statistics

  Total Net Assets$785,405,476
  # of Portfolio Holdings266
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid$1,273,394

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	97.2%
Short-Term Investments	2.1%
Preferred Stocks	0.4%
Other	0.3%

Top 5 Industries (Equity)

Pharmaceuticals	9.8%
Banks	8.1%
Insurance	5.2%
Capital Markets	4.6%
Semiconductors & Semiconductor Equipment	4.2%

Top 5 Holdings (Equity)

Novo Nordisk AS, Class B	3.1%
ASML Holding NV	2.3%
Novartis AG	1.6%
BHP Group Ltd.	1.5%
Investor AB, Class B	1.3%

Top 5 Countries (Equity)

Japan	22.0%
United Kingdom	13.6%
France	9.0%
Switzerland	8.9%
Australia	7.9%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$33	0.61%

Key Fund Statistics

  Total Net Assets$1,801,850,581
  # of Portfolio Holdings264
  Portfolio Turnover Rate30%
  Total Advisory Fees Paid$2,324,662

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.2%
Short-Term Investments	0.8%
Other	0.0%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	11.6%
Software	10.8%
Interactive Media & Services	7.3%
Technology Hardware, Storage & Peripherals	6.2%
Financial Services	4.7%

Top 5 Holdings (Equity)

Microsoft Corp.	7.4%
NVIDIA Corp.	7.0%
Apple, Inc.	6.0%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc., Class A	2.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$19	0.36%

Key Fund Statistics

  Total Net Assets$1,801,850,581
  # of Portfolio Holdings264
  Portfolio Turnover Rate30%
  Total Advisory Fees Paid$2,324,662

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	99.2%
Short-Term Investments	0.8%
Other	0.0%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	11.6%
Software	10.8%
Interactive Media & Services	7.3%
Technology Hardware, Storage & Peripherals	6.2%
Financial Services	4.7%

Top 5 Holdings (Equity)

Microsoft Corp.	7.4%
NVIDIA Corp.	7.0%
Apple, Inc.	6.0%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc., Class A	2.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.63%

Key Fund Statistics

  Total Net Assets$698,957,341
  # of Portfolio Holdings871
  Portfolio Turnover Rate24%
  Total Advisory Fees Paid$932,219

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.0%
Short-Term Investments	1.8%
Rights	0.0%
Other	0.2%

Top 5 Industries (Equity)

Biotechnology	8.0%
Banks	7.7%
Software	6.8%
Oil, Gas & Consumable Fuels	3.8%
Machinery	3.4%

Top 5 Holdings (Equity)

Super Micro Computer, Inc.	1.2%
AppLovin Corp., Class A	0.7%
nVent Electric PLC	0.6%
Vistra Corp.	0.6%
Acuity Brands, Inc.	0.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$19	0.38%

Key Fund Statistics

  Total Net Assets$698,957,341
  # of Portfolio Holdings871
  Portfolio Turnover Rate24%
  Total Advisory Fees Paid$932,219

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	98.0%
Short-Term Investments	1.8%
Rights	0.0%
Other	0.2%

Top 5 Industries (Equity)

Biotechnology	8.0%
Banks	7.7%
Software	6.8%
Oil, Gas & Consumable Fuels	3.8%
Machinery	3.4%

Top 5 Holdings (Equity)

Super Micro Computer, Inc.	1.2%
AppLovin Corp., Class A	0.7%
nVent Electric PLC	0.6%
Vistra Corp.	0.6%
Acuity Brands, Inc.	0.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Global Conservative Allocation Managed Risk Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Global Conservative Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$28	0.55%

Key Fund Statistics

  Total Net Assets$788,789,449
  # of Portfolio Holdings38
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid$957,647

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	57.0%
Equity Funds	31.0%
International Equity Funds	9.2%
Money Market Funds	2.4%
Global Equity Funds	0.3%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Global Conservative Allocation Managed Risk Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Global Conservative Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.30%

Key Fund Statistics

  Total Net Assets$788,789,449
  # of Portfolio Holdings38
  Portfolio Turnover Rate5%
  Total Advisory Fees Paid$957,647

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	57.0%
Equity Funds	31.0%
International Equity Funds	9.2%
Money Market Funds	2.4%
Global Equity Funds	0.3%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Global Growth Allocation Managed Risk Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Global Growth Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$28	0.54%

Key Fund Statistics

  Total Net Assets$5,694,500,848
  # of Portfolio Holdings40
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$6,876,843

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	45.3%
Fixed Income Funds	27.7%
International Equity Funds	23.3%
Money Market Funds	2.8%
Global Equity Funds	0.8%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Global Growth Allocation Managed Risk Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Global Growth Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.29%

Key Fund Statistics

  Total Net Assets$5,694,500,848
  # of Portfolio Holdings40
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$6,876,843

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	45.3%
Fixed Income Funds	27.7%
International Equity Funds	23.3%
Money Market Funds	2.8%
Global Equity Funds	0.8%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Global Moderate Allocation Managed Risk Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Global Moderate Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$28	0.54%

Key Fund Statistics

  Total Net Assets$4,660,795,475
  # of Portfolio Holdings41
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$5,497,596

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	40.6%
Fixed Income Funds	37.2%
International Equity Funds	18.6%
Money Market Funds	2.8%
Global Equity Funds	0.7%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Global Moderate Allocation Managed Risk Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Global Moderate Allocation Managed Risk Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.29%

Key Fund Statistics

  Total Net Assets$4,660,795,475
  # of Portfolio Holdings41
  Portfolio Turnover Rate6%
  Total Advisory Fees Paid$5,497,596

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	40.6%
Fixed Income Funds	37.2%
International Equity Funds	18.6%
Money Market Funds	2.8%
Global Equity Funds	0.7%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Government Money Market Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Government Money Market Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.64%

Key Fund Statistics

  Total Net Assets$1,558,626,404
  # of Portfolio Holdings101
  Total Advisory Fees Paid$2,381,901

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Repurchase Agreements	47.0%
U.S. Treasury Obligations	35.4%
Agency Obligations	18.1%
Money Market Funds	0.0%
Other	(0.5%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Government Money Market Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Government Money Market Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$20	0.39%

Key Fund Statistics

  Total Net Assets$1,558,626,404
  # of Portfolio Holdings101
  Total Advisory Fees Paid$2,381,901

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Repurchase Agreements	47.0%
U.S. Treasury Obligations	35.4%
Agency Obligations	18.1%
Money Market Funds	0.0%
Other	(0.5%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Invesco Select Equity Income Managed Volatility Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Invesco Select Equity Income Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$47	0.92%

Key Fund Statistics

  Total Net Assets$424,274,793
  # of Portfolio Holdings668
  Portfolio Turnover Rate36%
  Total Advisory Fees Paid$1,226,499

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	81.2%
Short-Term Investments	5.9%
Corporate Bonds	5.3%
U.S. Treasury Obligations	4.2%
Convertible Bonds	3.0%
Convertible Preferred Stocks	0.1%
Agency Obligations	0.0%
Other	0.3%

Top 5 Industries (Equity)

Oil, Gas & Consumable Fuels	5.9%
Banks	5.9%
Capital Markets	4.2%
Pharmaceuticals	4.1%
Semiconductors & Semiconductor Equipment	4.1%

Top 5 Holdings (Equity)

Wells Fargo & Co.	1.7%
Chevron Corp.	1.4%
Philip Morris International, Inc.	1.2%
Johnson & Johnson	1.1%
ConocoPhillips	1.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP Invesco Select Equity Income Managed Volatility Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP Invesco Select Equity Income Managed Volatility Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$29	0.57%

Key Fund Statistics

  Total Net Assets$424,274,793
  # of Portfolio Holdings668
  Portfolio Turnover Rate36%
  Total Advisory Fees Paid$1,226,499

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	81.2%
Short-Term Investments	5.9%
Corporate Bonds	5.3%
U.S. Treasury Obligations	4.2%
Convertible Bonds	3.0%
Convertible Preferred Stocks	0.1%
Agency Obligations	0.0%
Other	0.3%

Top 5 Industries (Equity)

Oil, Gas & Consumable Fuels	5.9%
Banks	5.9%
Capital Markets	4.2%
Pharmaceuticals	4.1%
Semiconductors & Semiconductor Equipment	4.1%

Top 5 Holdings (Equity)

Wells Fargo & Co.	1.7%
Chevron Corp.	1.4%
Philip Morris International, Inc.	1.2%
Johnson & Johnson	1.1%
ConocoPhillips	1.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP JPMorgan Core Bond Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP JPMorgan Core Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$36	0.72%

Key Fund Statistics

  Total Net Assets$2,238,642,582
  # of Portfolio Holdings2,865
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$4,365,238

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

U.S. Treasury Obligations	27.1%
Corporate Bonds	25.7%
Agency Mortgage-Backed Securities	25.0%
Non-Agency Asset-Backed Securities	10.1%
Non-Agency Collateralized Mortgage Obligations	3.5%
Non-Agency Commercial Mortgage-Backed Securities	2.8%
Agency Collateralized Mortgage Obligations	2.5%
Agency Commercial Mortgage-Backed Securities	2.1%
Sovereign Bonds	0.4%
Short-Term Investments	0.1%
Other	0.6%

Top 5 Industries (Fixed Income)

Banks	9.4%
Electric	2.2%
Oil & Gas	1.4%
Diversified Financial Services	1.4%
Pharmaceuticals	1.1%

Credit Quality Ratings (as a % of fixed income investments)

U.S. Government	52.3%
AAA	7.1%
AA	7.1%
A	13.5%
BBB	12.2%
BB	0.2%
B	0.0%
CCC	0.1%
C	0.0%
Not Rated	7.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Changes in or Disagreements with Accountants

Accountant change: Effective January 1, 2024, Tait, Weller and Baker LLP was dismissed as independent public accounting firm for the Fund, and the election of Ernst and Young was approved.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP JPMorgan Core Bond Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP JPMorgan Core Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$23	0.47%

Key Fund Statistics

  Total Net Assets$2,238,642,582
  # of Portfolio Holdings2,865
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid$4,365,238

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

U.S. Treasury Obligations	27.1%
Corporate Bonds	25.7%
Agency Mortgage-Backed Securities	25.0%
Non-Agency Asset-Backed Securities	10.1%
Non-Agency Collateralized Mortgage Obligations	3.5%
Non-Agency Commercial Mortgage-Backed Securities	2.8%
Agency Collateralized Mortgage Obligations	2.5%
Agency Commercial Mortgage-Backed Securities	2.1%
Sovereign Bonds	0.4%
Short-Term Investments	0.1%
Other	0.6%

Top 5 Industries (Fixed Income)

Banks	9.4%
Electric	2.2%
Oil & Gas	1.4%
Diversified Financial Services	1.4%
Pharmaceuticals	1.1%

Credit Quality Ratings (as a % of fixed income investments)

U.S. Government	52.3%
AAA	7.1%
AA	7.1%
A	13.5%
BBB	12.2%
BB	0.2%
B	0.0%
CCC	0.1%
C	0.0%
Not Rated	7.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Changes in or Disagreements with Accountants

Accountant change: Effective January 1, 2024, Tait, Weller and Baker LLP was dismissed as independent public accounting firm for the Fund, and the election of Ernst and Young was approved.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP JPMorgan High Yield Fund

Service Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP JPMorgan High Yield Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$47	0.93%

Key Fund Statistics

  Total Net Assets$705,901,574
  # of Portfolio Holdings743
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$1,988,495

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Corporate Bonds	87.9%
Short-Term Investments	4.5%
Loan Agreements	4.4%
Common Stock	1.5%
Preferred Stocks	0.5%
Convertible Bonds	0.2%
Warrants	0.0%
Other	1.0%

Top 5 Industries (Fixed Income)

Media	12.1%
Oil & Gas	6.3%
Pipelines	5.2%
Commercial Services	4.6%
Health Care Services	4.3%

Credit Quality Ratings (as a % of fixed income investments)

BBB	9.3%
BB	50.6%
B	21.4%
CCC	9.4%
Not Rated	4.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

LVIP JPMorgan High Yield Fund

Standard Class

Semi-Annual Shareholder Report - June 30, 2024

This Semi-Annual shareholder report contains important information about LVIP JPMorgan High Yield Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.lfg.com/LVIP. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$34	0.68%

Key Fund Statistics

  Total Net Assets$705,901,574
  # of Portfolio Holdings743
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid$1,988,495

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Corporate Bonds	87.9%
Short-Term Investments	4.5%
Loan Agreements	4.4%
Common Stock	1.5%
Preferred Stocks	0.5%
Convertible Bonds	0.2%
Warrants	0.0%
Other	1.0%

Top 5 Industries (Fixed Income)

Media	12.1%
Oil & Gas	6.3%
Pipelines	5.2%
Commercial Services	4.6%
Health Care Services	4.3%

Credit Quality Ratings (as a % of fixed income investments)

BBB	9.3%
BB	50.6%
B	21.4%
CCC	9.4%
Not Rated	4.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements,  holdings and proxy voting information please visit www.lfg.com/LVIP.

Phone: 1-800-4LINCOLN (454-6265)

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

Lincoln Variable Insurance Products Trust:

Lincoln Hedged Nasdaq-100 Fund

Lincoln Hedged S&P 500 Funds

Lincoln Hedged S&P 500 Fund (formerly, Lincoln Hedged S&P 500 Fund 4)

Lincoln Hedged S&P 500 Conservative Fund (formerly, Lincoln Hedged S&P 500 Conservative Fund 4)

Lincoln Opportunistic Hedged Equity Fund

LVIP Aggressive Growth Allocation Managed Risk Funds

LVIP Global Aggressive Growth Allocation Managed Risk Fund

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund

LVIP AllianceBerstein Large Cap Growth Fund (formerly, LVIP T. Rowe Price Growth Stock Fund)

LVIP American Allocation Funds:

LVIP American Balanced Allocation Fund

LVIP American Income Allocation Fund

LVIP American Growth Allocation Fund

LVIP American Century Balanced Fund

LVIP American Century Capital Appreciation Fund

LVIP American Century Disciplined Core Value Fund

LVIP American Century Inflation Protection Fund

LVIP American Century International Fund

LVIP American Century Large Company Value Fund

LVIP American Century Mid Cap Value Fund

LVIP American Century Select Mid Cap Managed Volatility Fund

LVIP American Century Ultra Fund

LVIP American Century Value Fund

LVIP American Funds:

LVIP American Global Growth Fund

LVIP American Global Small Capitalization Fund

LVIP American Growth Fund

LVIP American Growth-Income Fund

LVIP American International Fund

LVIP American Global Allocation Managed Risk Funds:

LVIP American Global Balanced Allocation Managed Risk Fund

LVIP American Global Growth Allocation Managed Risk Fund

LVIP American Preservation Fund

LVIP Baron Growth Opportunities Fund

LVIP BlackRock Dividend Value Managed Volatility Fund

LVIP BlackRock Global Allocation Fund

LVIP BlackRock Global Allocation Managed Risk Fund

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

LVIP BlackRock Inflation Protected Bond Fund

LVIP BlackRock Real Estate Fund

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

LVIP Blended Large Cap Growth Managed Volatility Fund

LVIP Blended Mid Cap Managed Volatility Fund

LVIP Channing Small-Cap Value Fund

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund

LVIP Dimensional International Core Equity Fund

LVIP Dimensional International Equity Managed Volatility Fund

LVIP Dimensional U.S. Core Equity 1 Fund

LVIP Dimensional U.S. Core Equity 2 Fund

LVIP Dimensional U.S. Equity Managed Volatility Fund

LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund

LVIP Franklin Templeton Global Equity Managed Volatility Fund

LVIP Franklin Templeton Multi-Factor Funds:

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund

LVIP Franklin Templeton Multi-Factor International Equity Fund

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund

LVIP Global Allocation Managed Risk Funds:

LVIP Global Conservative Allocation Managed Risk Fund

LVIP Global Growth Allocation Managed Risk Fund

LVIP Global Moderate Allocation Managed Risk Fund

LVIP Government Money Market Fund

LVIP Invesco Select Equity Income Managed Volatility Fund

LVIP JPMorgan Core Bond Fund

LVIP JPMorgan High Yield Fund

Lincoln Variable Insurance Products Trust:

LVIP JPMorgan Mid Cap Value Fund

LVIP JPMorgan Retirement Income Fund

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

LVIP JPMorgan Small Cap Core Fund

LVIP JPMorgan U.S. Equity Fund

LVIP Loomis Sayles Global Growth Fund

LVIP Macquarie Bond Fund (formerly, LVIP Delaware Bond Fund)

LVIP Macquarie Diversified Floating Rate Fund (formerly, LVIP Delaware Diversified Floating Rate Fund)

LVIP Macquarie Diversified Income Fund (formerly, LVIP Delaware Diversified Income Fund)

LVIP Macquarie High Yield Fund (formerly, LVIP Delaware High Yield Fund)

LVIP Macquarie Limited-Term Diversified Income Fund (formerly, LVIP Delaware Limited-Term Diversified Income Fund)

LVIP Macquarie Mid Cap Value Fund (formerly, LVIP Delaware Mid Cap Value Fund)

LVIP Macquarie SMID Cap Core Fund (formerly, LVIP Delaware SMID Cap Core Fund)

LVIP Macquarie Social Awareness Fund (formerly, LVIP Delaware Social Awareness Fund)

LVIP Macquarie U.S. Growth Fund (formerly, LVIP Delaware U.S. Growth Fund)

LVIP Macquarie U.S. REIT Fund (formerly, LVIP Delaware REIT Fund)

LVIP Macquarie Value Fund (formerly, LVIP Delaware Value Fund)

LVIP Macquarie Wealth Builder Fund (LVIP Delaware Wealth Builder Fund)

LVIP MFS International Equity Managed Volatility Fund

LVIP MFS International Growth Fund

LVIP MFS Value Fund

LVIP Mondrian Global Income Fund

LVIP Mondrian International Value Fund

LVIP Multi-Manager Global Equity Managed Volatility Fund

LVIP PIMCO Low Duration Bond Fund

LVIP Allocation Funds:

LVIP SSGA Conservative Index Allocation Fund

LVIP SSGA Moderate Index Allocation Fund

LVIP SSGA Moderately Aggressive Index Allocation Fund

LVIP Structured Conservative Allocation Fund

LVIP Structured Moderate Allocation Fund

LVIP Structured Moderately Aggressive Allocation Fund

LVIP SSGA Bond Index Fund

LVIP SSGA Emerging Markets Equity Index Fund

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

LVIP SSGA International Index Fund

LVIP SSGA International Managed Volatility Fund

LVIP SSGA Large Cap Managed Volatility Fund

LVIP SSGA Mid-Cap Index Fund

LVIP SSGA Nasdaq-100 Index Fund

LVIP SSGA S&P 500 Index Fund

LVIP SSGA Short-Term Bond Index Fund

LVIP SSGA Small-Cap Index Fund

LVIP SSGA SMID Cap Managed Volatility Fund

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

LVIP T. Rowe Price Target Maturity Funds:

LVIP T. Rowe Price 2020 Fund

LVIP T. Rowe Price 2030 Fund

LVIP T. Rowe Price 2040 Fund

LVIP T. Rowe Price 2050 Fund

LVIP T. Rowe Price 2060 Fund

LVIP U.S. Growth Allocation Managed Risk Fund

LVIP Vanguard Allocation Funds:

LVIP Vanguard Bond Allocation Fund

LVIP Vanguard Domestic Equity ETF Fund

LVIP Vanguard International Equity ETF Fund

LVIP Wellington Capital Growth Fund

LVIP Wellington SMID Cap Value Fund

LVIP Western Asset Core Bond Fund

Lincoln Hedged Nasdaq-100 Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

Lincoln Hedged Nasdaq-100 Fund

Lincoln Hedged Nasdaq-100 Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–49.82%
INVESTMENT COMPANY–49.82%
Equity Fund–49.82%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Nasdaq-100 Index Fund	324,453	$4,527,093
Total Affiliated Investment (Cost $3,908,071)		4,527,093
UNAFFILIATED INVESTMENTS–54.26%
INVESTMENT COMPANY–0.54%
Money Market Fund–0.54%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	48,736	48,736
Total Investment Company (Cost $48,736)		48,736

	Number of Contracts

OPTIONS PURCHASED–53.72%
CENTRALLY CLEARED–53.72%
Call Options–49.54%
Invesco QQQ TrustSM Series 1 ETF Strike price $9.60, expiration date 6/18/25, notional amount $23,040	24	1,123,758
Invesco QQQ TrustSM Series 1 ETF Strike price $9.60, expiration date 9/18/24, notional amount $23,040	24	1,126,913
Invesco QQQ TrustSM Series 1 ETF Strike price $9.60, expiration date 3/19/25, notional amount $23,040	24	1,124,999
	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
OPTIONS PURCHASED (continued)
CENTRALLY CLEARED (continued)
Call Options (continued)
Invesco QQQ TrustSM Series 1 ETF Strike price $9.60, expiration date 12/18/24, notional amount $23,040	24	$1,125,743
		4,501,413
Put Options–4.18%
Invesco QQQ TrustSM Series 1 ETF Strike price $480.18, expiration date 6/18/25, notional amount $2,256,846	47	123,149
Invesco QQQ TrustSM Series 1 ETF Strike price $480.18, expiration date 12/18/24, notional amount $2,256,846	47	89,194
Invesco QQQ TrustSM Series 1 ETF Strike price $480.18, expiration date 3/19/25, notional amount $2,256,846	47	107,836
Invesco QQQ TrustSM Series 1 ETF Strike price $480.18, expiration date 9/18/24, notional amount $2,256,846	47	59,422
		379,601
Total Options Purchased (Cost $4,894,016)		4,881,014
Total Unaffiliated Investments (Cost $4,942,752)		4,929,750

TOTAL INVESTMENTS–104.08% (Cost $8,850,823)	9,456,843

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(3.74)%
CENTRALLY CLEARED–(3.74)%
Call Options–(2.21)%
Invesco QQQ TrustSM Series 1 ETF Strike price $566.66, expiration date 6/18/25, notional amount $(2,663,302)	(47)	(53,627)
Invesco QQQ TrustSM Series 1 ETF Strike price $497.03, expiration date 9/18/24, notional amount $(2,336,041)	(47)	(42,489)
Invesco QQQ TrustSM Series 1 ETF Strike price $520.47, expiration date 12/18/24, notional amount $(2,446,209)	(47)	(51,203)
Invesco QQQ TrustSM Series 1 ETF Strike price $543.04, expiration date 3/19/25, notional amount $(2,552,288)	(47)	(53,639)
(200,958)
Put Options–(1.53)%
Invesco QQQ TrustSM Series 1 ETF Strike price $422.56, expiration date 12/18/24, notional amount $(1,986,032)	(47)	(28,766)
Lincoln Hedged Nasdaq-100 Fund-1

Lincoln Hedged Nasdaq-100 Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
CENTRALLY CLEARED (continued)
Put Options (continued)
Invesco QQQ TrustSM Series 1 ETF Strike price $422.56, expiration date 6/18/25, notional amount $(1,986,032)	(47)	$(56,900)
Invesco QQQ TrustSM Series 1 ETF Strike price $422.56, expiration date 9/18/24, notional amount $(1,986,032)	(47)	(9,415)
Invesco QQQ TrustSM Series 1 ETF Strike price $422.56, expiration date 3/19/25, notional amount $(1,986,032)	(47)	(43,808)
(138,889)
Total Options Written (Premiums received $(355,691))		(339,847)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.34%)		(30,881)
NET ASSETS APPLICABLE TO 805,285 SHARES OUTSTANDING–100.00%		$9,086,115

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged Nasdaq-100 Fund-2

Lincoln Hedged Nasdaq-100 Fund
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
ASSETS:
Unaffiliated investments, at value	$4,929,750
Affiliated investments, at value	4,527,093
Expense reimbursement receivable from Lincoln Financial Investments Corporation	5,146
Dividends and interest receivable	539
Prepaid expenses	10
TOTAL ASSETS	9,462,538
LIABILITIES:
Options written, at value	339,847
Payable for fund accounting fee	16,366
Payable for audit fee	14,276
Due to manager and affiliates	2,545
Other accrued expenses payable	2,526
Payable for fund shares redeemed	863
TOTAL LIABILITIES	376,423
TOTAL NET ASSETS	$9,086,115
Unaffiliated investments, at cost	$4,942,752
Affiliated investments, at cost	3,908,071
Options written, premiums received	(355,691)
Standard Class:
Net Assets	$12,719
Shares Outstanding	1,121
Net Asset Value Per Share	$11.349
Service Class:
Net Assets	$9,073,396
Shares Outstanding	804,164
Net Asset Value Per Share	$11.283
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$8,705,809
Distributable earnings/(accumulated loss)	380,306
TOTAL NET ASSETS	$9,086,115
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged Nasdaq-100 Fund-3

Lincoln Hedged Nasdaq-100 Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$1,171
EXPENSES:
Professional fees	18,018
Accounting and administration expenses	16,664
Management fees	10,142
Distribution fees-Service Class	6,433
Reports and statements to shareholders	1,200
Consulting fees	1,110
Pricing fees	1,066
Shareholder servicing fees	535
Custodian fees	344
Trustees’ fees and expenses	56
Index fees	23
Other	1,104
56,695
Less:
Management fees waived	(4,241)
Expenses reimbursed	(34,588)
Total operating expenses	17,866
NET INVESTMENT LOSS	(16,695)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	20,414
Options purchased	237,107
Options written	(201,317)
Net realized gain	56,204
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	279,204
Options purchased	(62,224)
Options written	31,597
Net change in unrealized appreciation (depreciation)	248,577
NET REALIZED AND UNREALIZED GAIN	304,781
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$288,086
See accompanying notes, which are an integral part of the financial statements.

Lincoln Hedged Nasdaq-100 Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(16,695)	$(20,867)
Net realized gain	56,204	198,723
Net change in unrealized appreciation (depreciation)	248,577	785,180
Net increase in net assets resulting from operations	288,086	963,036
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(968)
Service Class	—	(272,699)
	—	(273,667)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class	5,762,244	866,262
Reinvestment of dividends and distributions:
Standard Class	—	968
Service Class	—	272,699
	5,762,244	1,139,929
Cost of shares redeemed:
Service Class	(360,490)	(1,100,391)
	(360,490)	(1,100,391)
Increase in net assets derived from capital share transactions	5,401,754	39,538
NET INCREASE IN NET ASSETS	5,689,840	728,907
NET ASSETS:
Beginning of period	3,396,275	2,667,368
End of period	$9,086,115	$3,396,275
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged Nasdaq-100 Fund-4

Lincoln Hedged Nasdaq-100 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Hedged Nasdaq-100 Fund Standard Class
	Six Months Ended 6/30/24[2] (unaudited)	Year Ended		9/17/21[1] to 12/31/21
		12/31/23	12/31/22
Net asset value, beginning of period	$10.440	$8.317	$10.254	$10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.029)	(0.029)	(0.028)	(0.009)
Net realized and unrealized gain (loss)	0.938	3.080	(1.732)	0.328
Total from investment operations	0.909	3.051	(1.760)	0.319
Less dividends and distributions from:
Net investment income	—	(0.037)	—	(0.065)
Net realized gain	—	(0.891)	(0.177)	—
Total dividends and distributions	—	(0.928)	(0.177)	(0.065)
Net asset value, end of period	$11.349	$10.440	$8.317	$10.254
Total return[4]	8.72%	36.82%	(17.13% )	3.19%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13	$12	$9	$10
Ratio of expenses to average net assets[5]	0.62%	0.62%	0.62%	0.62%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.73%	3.50%	4.69%	6.50%
Ratio of net investment income (loss) to average net assets	(0.56% )[6]	(0.30% )	(0.30% )	(0.31% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(2.67% )[6]	(3.18% )	(4.37% )	(6.19% )
Portfolio turnover	54%	38%	—%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged Nasdaq-100 Fund-5

Lincoln Hedged Nasdaq-100 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Hedged Nasdaq-100 Fund Service Class
	Six Months Ended 6/30/24[2] (unaudited)	Year Ended		9/17/21[1] to 12/31/21
		12/31/23	12/31/22
Net asset value, beginning of period	$10.397	$8.288	$10.253	$10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.048)	(0.064)	(0.060)	(0.020)
Net realized and unrealized gain (loss)	0.934	3.064	(1.728)	0.328
Total from investment operations	0.886	3.000	(1.788)	0.308
Less dividends and distributions from:
Net investment income	—	—	—	(0.055)
Net realized gain	—	(0.891)	(0.177)	—
Total dividends and distributions	—	(0.891)	(0.177)	(0.055)
Net asset value, end of period	$11.283	$10.397	$8.288	$10.253
Total return[4]	8.52%	36.33%	(17.41% )	3.08%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,073	$3,385	$2,659	$2,419
Ratio of expenses to average net assets[5]	0.97%	0.97%	0.97%	0.97%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	3.08%	3.85%	5.04%	6.85%
Ratio of net investment income (loss) to average net assets	(0.91% )[6]	(0.65% )	(0.65% )	(0.66% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(3.02% )[6]	(3.53% )	(4.72% )	(6.54% )
Portfolio turnover	54%	38%	—%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged Nasdaq-100 Fund-6

Lincoln Hedged Nasdaq-100 Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the Lincoln Hedged Nasdaq-100 Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests about half of its assets in open-end investment companies, primarily the LVIP SSGA Nasdaq-100 Index Fund. The Fund is advised by Lincoln Financial Investments Corporation (LFI). The LVIP SSGA Nasdaq-100 Index Fund, which is sub-advised by an unaffiliated adviser, invests primarily in the securities that make up the Nasdaq-100 Index and money market instruments. A significant portion of the Underlying Fund employs a passive investment style (i.e., index fund). In addition to investment companies, the Fund may invest in individual securities, such as money market instruments and FLexible EXchange® Options (“FLEX Options”). Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long term growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   FLexible EXchange® Options are valued based on the transaction prices executed by the Fund's sub-adviser, except on days in which the sub-adviser does not trade FLEX Options; on the days the sub-adviser does not trade FLEX Options, FLEX Options are valued using evaluated prices obtained from an approved pricing vendor.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024, and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Lincoln Hedged Nasdaq-100 Fund-7

Lincoln Hedged Nasdaq-100 Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.55% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.23% on first $50 million and 0.00% over $50 million of the Fund's average daily net assets.   This agreement will continue at least through June 21, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.62% of the Fund’s average daily net assets for the Standard Class and 0.97% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through June 21, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2024	2025	2026	Total
LFI	$37,834	$89,164	$85,501	$212,499
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund's defined outcome strategy. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$150
Legal	23
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
Lincoln Hedged Nasdaq-100 Fund-8

Lincoln Hedged Nasdaq-100 Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$5,146
Management fees payable to LFI	1,167
Distribution fees payable to LFD	1,272
Shareholder servicing fees payable to Lincoln Life	106
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
At June 30, 2024, Lincoln Life directly owned 63.21% of Lincoln Hedged Nasdaq-100 Fund.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2024, were as follows:
Lincoln Hedged Nasdaq-100 Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-49.82%@
Equity Fund-49.82%@
✧✧LVIP SSGA Nasdaq-100 Index Fund	$1,748,176	$2,728,021	$248,722	$20,414	$279,204	$4,527,093	324,453	$—	$—

@ As a percentage of Net Assets as of June 30, 2024.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$3,204,513
Sales	1,741,897
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$8,850,823
Aggregate unrealized appreciation of investments and derivatives	$619,022
Aggregate unrealized depreciation of investments and derivatives	(13,002)
Net unrealized appreciation of investments and derivatives	$606,020
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
Lincoln Hedged Nasdaq-100 Fund-9

Lincoln Hedged Nasdaq-100 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$4,527,093	$—	$—	$4,527,093
Unaffiliated Investment Company	48,736	—	—	48,736
Options Purchased	—	4,881,014	—	4,881,014
Total Investments	$4,575,829	$4,881,014	$—	$9,456,843
Derivatives:
Liabilities:
Options Written	$—	$(339,847)	$—	$(339,847)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	—	—
Service Class	511,437	90,934
Shares reinvested:
Standard Class	—	93
Service Class	—	26,175
	511,437	117,202
Shares redeemed:
Standard Class	—	—
Service Class	(32,812)	(112,384)
	(32,812)	(112,384)
Net increase	478,625	4,818
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
Lincoln Hedged Nasdaq-100 Fund-10

Lincoln Hedged Nasdaq-100 Fund
Notes to Financial Statements (continued)
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Options Contracts–During the six months ended June 30, 2024, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the six months ended June 30, 2024, the Fund used options contracts to adjust the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities and to receive premiums for writing options.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$4,881,014	Unaffiliated Investments, at value	$—
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(339,847)
Total		$4,881,014		$(339,847)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$237,107	$(62,224)
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(201,317)	31,597
Total		$35,790	$(30,627)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Options contracts (average value)	$2,312,096	$219,971
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
Lincoln Hedged Nasdaq-100 Fund-11

Lincoln Hedged Nasdaq-100 Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
Lincoln Hedged Nasdaq-100 Fund-12

Lincoln Hedged S&P 500 Funds
Lincoln Hedged S&P 500 Fund (formerly, Lincoln S&P 500 Buffer Fund May)

Lincoln Hedged S&P 500 Conservative Fund (formerly, Lincoln S&P 500 Ultra Buffer Fund May)
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

Lincoln Hedged S&P 500 Funds

Lincoln Hedged S&P 500 Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–50.98%
INVESTMENT COMPANY–50.98%
Equity Fund–50.98%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	203,337	$6,193,848
Total Affiliated Investment (Cost $5,686,370)		6,193,848
UNAFFILIATED INVESTMENTS–52.12%
INVESTMENT COMPANY–0.72%
Money Market Fund–0.72%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	87,620	87,620
Total Investment Company (Cost $87,620)		87,620

	Number of Contracts

OPTIONS PURCHASED–51.40%
CENTRALLY CLEARED–51.40%
Call Options–49.10%
S&P 500 Mini Index Strike price $10.71, expiration date 6/18/25, notional amount $29,988	28	1,487,669
S&P 500 Mini Index Strike price $10.71, expiration date 9/18/24, notional amount $29,988	28	1,496,089
S&P 500 Mini Index Strike price $10.71, expiration date 12/18/24, notional amount $29,988	28	1,492,810
	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
OPTIONS PURCHASED (continued)
CENTRALLY CLEARED (continued)
Call Options (continued)
S&P 500 Mini Index Strike price $10.71, expiration date 3/19/25, notional amount $29,988	28	$1,490,084
		5,966,652
Put Options–2.30%
S&P 500 Mini Index Strike price $530.37, expiration date 6/18/25, notional amount $2,970,072	56	102,130
S&P 500 Mini Index Strike price $530.37, expiration date 9/18/24, notional amount $2,970,072	56	32,092
S&P 500 Mini Index Strike price $530.37, expiration date 12/18/24, notional amount $2,970,072	56	61,867
S&P 500 Mini Index Strike price $530.37, expiration date 3/19/25, notional amount $2,970,072	56	82,966
		279,055
Total Options Purchased (Cost $6,220,416)		6,245,707
Total Unaffiliated Investments (Cost $6,308,036)		6,333,327

TOTAL INVESTMENTS–103.10% (Cost $11,994,406)	12,527,175

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(2.78)%
CENTRALLY CLEARED–(2.78)%
Call Options–(1.92)%
S&P 500 Mini Index Strike price $619.96, expiration date 6/18/25, notional amount $(3,471,776)	(56)	(51,650)
S&P 500 Mini Index Strike price $553.29, expiration date 9/18/24, notional amount $(3,098,424)	(56)	(60,584)
S&P 500 Mini Index Strike price $574.03, expiration date 12/18/24, notional amount $(3,214,568)	(56)	(63,167)
S&P 500 Mini Index Strike price $596.09, expiration date 3/19/25, notional amount $(3,338,104)	(56)	(58,276)
(233,677)
Put Options–(0.86)%
S&P 500 Mini Index Strike price $466.73, expiration date 6/18/25, notional amount $(2,613,688)	(56)	(45,424)
S&P 500 Mini Index Strike price $466.73, expiration date 9/18/24, notional amount $(2,613,688)	(56)	(6,136)
S&P 500 Mini Index Strike price $466.73, expiration date 12/18/24, notional amount $(2,613,688)	(56)	(19,555)
Lincoln Hedged S&P 500 Funds-1

Lincoln Hedged S&P 500 Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
CENTRALLY CLEARED (continued)
Put Options (continued)
S&P 500 Mini Index Strike price $466.73, expiration date 3/19/25, notional amount $(2,613,688)	(56)	$(32,667)
(103,782)
Total Options Written (Premiums received $(341,927))		(337,459)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.32%)		(39,276)
NET ASSETS APPLICABLE TO 1,097,552 SHARES OUTSTANDING–100.00%		$12,150,440

✧✧Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-2

Lincoln Hedged S&P 500 Conservative Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–51.43%
INVESTMENT COMPANY–51.43%
Equity Fund–51.43%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	233,567	$7,114,675
Total Affiliated Investment (Cost $6,400,314)		7,114,675
UNAFFILIATED INVESTMENTS–52.20%
INVESTMENT COMPANY–0.61%
Money Market Fund–0.61%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	84,137	84,137
Total Investment Company (Cost $84,137)		84,137

	Number of Contracts

OPTIONS PURCHASED–51.59%
CENTRALLY CLEARED–51.59%
Call Options–49.29%
S&P 500 Mini Index Strike price $10.77, expiration date 3/19/25, notional amount $34,464	32	1,702,769
S&P 500 Mini Index Strike price $10.77, expiration date 6/18/25, notional amount $34,464	32	1,700,011
S&P 500 Mini Index Strike price $10.77, expiration date 9/18/24, notional amount $34,464	32	1,709,626
	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
OPTIONS PURCHASED (continued)
CENTRALLY CLEARED (continued)
Call Options (continued)
S&P 500 Mini Index Strike price $10.77, expiration date 12/18/24, notional amount $34,464	32	$1,705,883
		6,818,289
Put Options–2.30%
S&P 500 Mini Index Strike price $530.39, expiration date 3/19/25, notional amount $3,394,496	64	94,847
S&P 500 Mini Index Strike price $530.39, expiration date 6/18/25, notional amount $3,394,496	64	116,750
S&P 500 Mini Index Strike price $530.39, expiration date 9/18/24, notional amount $3,394,496	64	36,700
S&P 500 Mini Index Strike price $530.39, expiration date 12/18/24, notional amount $3,394,496	64	70,733
		319,030
Total Options Purchased (Cost $7,112,496)		7,137,319
Total Unaffiliated Investments (Cost $7,196,633)		7,221,456

TOTAL INVESTMENTS–103.63% (Cost $13,596,947)	14,336,131

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(3.15)%
CENTRALLY CLEARED–(3.15)%
Call Options–(2.71)%
S&P 500 Mini Index Strike price $582.51, expiration date 3/19/25, notional amount $(3,728,064)	(64)	(99,484)
S&P 500 Mini Index Strike price $599.91, expiration date 6/18/25, notional amount $(3,839,424)	(64)	(99,835)
S&P 500 Mini Index Strike price $550.01, expiration date 9/18/24, notional amount $(3,520,064)	(64)	(81,437)
S&P 500 Mini Index Strike price $566.29, expiration date 12/18/24, notional amount $(3,624,256)	(64)	(94,787)
(375,543)
Put Options–(0.44)%
S&P 500 Mini Index Strike price $413.72, expiration date 3/19/25, notional amount $(2,647,808)	(64)	(19,183)
S&P 500 Mini Index Strike price $413.72, expiration date 6/18/25, notional amount $(2,647,808)	(64)	(27,698)
S&P 500 Mini Index Strike price $413.72, expiration date 9/18/24, notional amount $(2,647,808)	(64)	(2,921)
Lincoln Hedged S&P 500 Funds-3

Lincoln Hedged S&P 500 Conservative Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
CENTRALLY CLEARED (continued)
Put Options (continued)
S&P 500 Mini Index Strike price $413.72, expiration date 12/18/24, notional amount $(2,647,808)	(64)	$(10,580)
(60,382)
Total Options Written (Premiums received $(423,214))		(435,925)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.48%)		(66,622)
NET ASSETS APPLICABLE TO 1,294,480 SHARES OUTSTANDING–100.00%		$13,833,584

✧✧Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-4

Lincoln Hedged S&P 500 Funds
Statements of Assets and Liabilities
June 30, 2024 (unaudited)
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
ASSETS:
Unaffiliated investments, at value	$6,333,327	$7,221,456
Affiliated investments, at value	6,193,848	7,114,675
Receivable for fund shares sold	28,293	—
Expense reimbursement receivable from Lincoln Financial Investments Corporation	8,850	9,011
Dividends and interest receivable	579	249
Prepaid expenses	17	67
TOTAL ASSETS	12,564,914	14,345,458
LIABILITIES:
Options written, at value	337,459	435,925
Payable for securities purchased	37,019	34,411
Payable for fund accounting fee	16,367	16,367
Payable for audit fee	14,164	14,164
Due to manager and affiliates	4,447	4,768
Payable for fund shares redeemed	2,762	3,799
Other accrued expenses payable	2,256	2,440
TOTAL LIABILITIES	414,474	511,874
TOTAL NET ASSETS	$12,150,440	$13,833,584
Unaffiliated investments, at cost	$6,308,036	$7,196,633
Affiliated investments, at cost	5,686,370	6,400,314
Options written, premiums received	(341,927)	(423,214)
Standard Class:
Net Assets	$12,594	$12,041
Shares Outstanding	1,134	1,119
Net Asset Value Per Share	$11.104	$10.760
Service Class:
Net Assets	$12,137,846	$13,821,543
Shares Outstanding	1,096,418	1,293,361
Net Asset Value Per Share	$11.070	$10.687
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$11,545,784	$13,279,524
Distributable earnings/(accumulated loss)	604,656	554,060
TOTAL NET ASSETS	$12,150,440	$13,833,584
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-5

Lincoln Hedged S&P 500 Funds
Statements of Operations
Six Months Ended June 30, 2024 (unaudited)
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$1,688	$1,058
EXPENSES:
Professional fees	17,926	17,931
Accounting and administration expenses	16,756	16,780
Management fees	15,202	16,219
Distribution fees-Service Class	9,653	10,301
Reports and statements to shareholders	5,262	5,550
Pricing fees	1,162	1,162
Consulting fees	1,110	1,111
Shareholder servicing fees	802	855
Custodian fees	274	295
Trustees’ fees and expenses	89	101
Index fees	24	24
Other	1,550	1,584
	69,810	71,913
Less:
Management fees waived	(3,317)	(3,539)
Expenses reimbursed	(40,809)	(40,970)
Total operating expenses	25,684	27,404
NET INVESTMENT LOSS	(23,996)	(26,346)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	29,704	117,731
Options purchased	395,205	451,703
Options written	(234,925)	(513,943)
Net realized gain	189,984	55,491
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	364,538	314,484
Options purchased	(94,967)	(125,618)
Options written	(49,352)	79,513
Net change in unrealized appreciation (depreciation)	220,219	268,379
NET REALIZED AND UNREALIZED GAIN	410,203	323,870
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$386,207	$297,524
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-6

Lincoln Hedged S&P 500 Funds
Statements of Changes in Net Assets
	Lincoln Hedged S&P 500 Fund		Lincoln Hedged S&P 500 Conservative Fund
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(23,996)	$922	$(26,346)	$(1,323)
Net realized gain	189,984	168,885	55,491	114,819
Net change in unrealized appreciation (depreciation)	220,219	536,259	268,379	630,123
Net increase in net assets resulting from operations	386,207	706,066	297,524	743,619
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(387)	—	(369)
Service Class	—	(173,640)	—	(210,289)
	—	(174,027)	—	(210,658)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class	7,002,467	2,149,948	8,283,616	3,902,084
Reinvestment of dividends and distributions:
Standard Class	—	387	—	369
Service Class	—	173,640	—	210,289
	7,002,467	2,323,975	8,283,616	4,112,742
Cost of shares redeemed:
Service Class	(982,199)	(440,333)	(1,222,962)	(2,773,548)
	(982,199)	(440,333)	(1,222,962)	(2,773,548)
Increase in net assets derived from capital share transactions	6,020,268	1,883,642	7,060,654	1,339,194
NET INCREASE IN NET ASSETS	6,406,475	2,415,681	7,358,178	1,872,155
NET ASSETS:
Beginning of period	5,743,965	3,328,284	6,475,406	4,603,251
End of period	$12,150,440	$5,743,965	$13,833,584	$6,475,406
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-7

Lincoln Hedged S&P 500 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Hedged S&P 500 Fund Standard Class
	Six Months Ended 6/30/24[2] (unaudited)	Year Ended		5/21/21[1] to 12/31/21
		12/31/23	12/31/22
Net asset value, beginning of period	$10.335	$9.133	$10.603	$10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.026)	0.037	0.030	0.032
Net realized and unrealized gain (loss)	0.795	1.517	(0.737)	0.686
Total from investment operations	0.769	1.554	(0.707)	0.718
Less dividends and distributions from:
Net investment income	—	(0.031)	(0.048)	(0.115)
Net realized gain	—	(0.321)	(0.715)	—
Total dividends and distributions	—	(0.352)	(0.763)	(0.115)
Net asset value, end of period	$11.104	$10.335	$9.133	$10.603
Total return[4]	7.44%	17.03%	(6.55% )	7.18%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13	$12	$10	$11
Ratio of expenses to average net assets[5]	0.58%	0.58%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.18%	2.41%	3.84%	5.54%
Ratio of net investment income (loss) to average net assets	(0.52% )[6]	0.37%	0.28%	0.50%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(2.12% )[6]	(1.46% )	(2.98% )	(4.46% )
Portfolio turnover	20%	5%	11%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and reimbursements by the manager. Performance would have been lower had the waivers and reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-8

Lincoln Hedged S&P 500 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Hedged S&P 500 Fund Service Class
	Six Months Ended 6/30/24[2] (unaudited)	Year Ended		5/21/21[1] to 12/31/21
		12/31/23	12/31/22
Net asset value, beginning of period	$10.321	$9.127	$10.602	$10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.046)	0.002	(0.006)	0.010
Net realized and unrealized gain (loss)	0.795	1.515	(0.735)	0.686
Total from investment operations	0.749	1.517	(0.741)	0.696
Less dividends and distributions from:
Net investment income	—	(0.002)	(0.019)	(0.094)
Net realized gain	—	(0.321)	(0.715)	—
Total dividends and distributions	—	(0.323)	(0.734)	(0.094)
Net asset value, end of period	$11.070	$10.321	$9.127	$10.602
Total return[4]	7.26%	16.63%	(6.88% )	6.96%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,138	$5,732	$3,318	$2,582
Ratio of expenses to average net assets[5]	0.93%	0.93%	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.53%	2.76%	4.19%	5.89%
Ratio of net investment income (loss) to average net assets	(0.87% )[6]	0.02%	(0.07% )	0.15%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(2.47% )[6]	(1.81% )	(3.33% )	(4.81% )
Portfolio turnover	20%	5%	11%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and reimbursements by the manager. Performance would have been lower had the waivers and reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-9

Lincoln Hedged S&P 500 Conservative Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Hedged S&P 500 Conservative Fund Standard Class
	Six Months Ended 6/30/24[2] (unaudited)	Year Ended		5/21/21[1] to 12/31/21
		12/31/23	12/31/22
Net asset value, beginning of period	$10.220	$9.315	$10.250	$10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.027)	0.032	0.053	0.032
Net realized and unrealized gain (loss)	0.567	1.212	(0.339)	0.337
Total from investment operations	0.540	1.244	(0.286)	0.369
Less dividends and distributions from:
Net investment income	—	—	(0.064)	(0.119)
Net realized gain	—	(0.339)	(0.585)	—
Total dividends and distributions	—	(0.339)	(0.649)	(0.119)
Net asset value, end of period	$10.760	$10.220	$9.315	$10.250
Total return[4]	5.28%	13.39%	(2.73% )	3.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12	$11	$10	$10
Ratio of expenses to average net assets[5]	0.58%	0.58%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.09%	2.03%	3.63%	5.53%
Ratio of net investment income (loss) to average net assets	(0.54% )[6]	0.32%	0.54%	0.50%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(2.05% )[6]	(1.13% )	(2.51% )	(4.46% )
Portfolio turnover	26%	45%	10%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and reimbursements by the manager. Performance would have been lower had the waivers and reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-10

Lincoln Hedged S&P 500 Conservative Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Hedged S&P 500 Conservative Fund Service Class
	Six Months Ended 6/30/24[2] (unaudited)	Year Ended		5/21/21[1] to 12/31/21
		12/31/23	12/31/22
Net asset value, beginning of period	$10.168	$9.301	$10.247	$10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.046)	(0.002)	0.018	0.009
Net realized and unrealized gain (loss)	0.565	1.208	(0.338)	0.336
Total from investment operations	0.519	1.206	(0.320)	0.345
Less dividends and distributions from:
Net investment income	—	—	(0.041)	(0.098)
Net realized gain	—	(0.339)	(0.585)	—
Total dividends and distributions	—	(0.339)	(0.626)	(0.098)
Net asset value, end of period	$10.687	$10.168	$9.301	$10.247
Total return[4]	5.10%	13.00%	(3.06% )	3.45%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,822	$6,464	$4,593	$2,376
Ratio of expenses to average net assets[5]	0.93%	0.93%	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.44%	2.38%	3.98%	5.88%
Ratio of net investment income (loss) to average net assets	(0.89% )[6]	(0.03% )	0.19%	0.15%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(2.40% )[6]	(1.48% )	(2.86% )	(4.81% )
Portfolio turnover	26%	45%	10%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and reimbursements by the manager. Performance would have been lower had the waivers and reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-11

Lincoln Hedged S&P 500 Funds
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the Lincoln Hedged S&P 500 Fund (formerly, Lincoln S&P 500 Buffer Fund May) and Lincoln Hedged S&P 500 Conservative Fund (formerly, Lincoln S&P 500 Ultra Buffer Fund May) (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests about half of its assets in other open-end investment companies,  primarily the LVIP SSGA S&P 500 Index Fund (the “Underlying Funds”). Each Fund is advised by Lincoln Financial Investments Corporation ("LFI"). The LVIP SSGA S&P 500 Index Fund, which is sub-advised by an unaffiliated sub-adviser, invests primarily in the securities that make up the S&P 500® Index and money market instruments. A significant portion of the Underlying Fund employs a passive investment style (i.e., index fund). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments and FLexible EXchange®Options (“FLEX Options”). Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of each Fund is to seek long-term growth of capital.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   FLexible EXchange® Options are valued based on the transaction prices executed by the Funds' sub-adviser, except on days in which the sub-adviser does not trade FLEX Options; on the days the sub-adviser does not trade FLEX Options, FLEX Options are valued using evaluated prices obtained from an approved pricing vendor.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2024, and for all open tax years (years ended December 31, 2021-December 31, 2023), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During six months ended June 30, 2024, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.55% of each Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.12% of each Fund's average daily net assets.   The agreement will continue at least through June 21, 2026, and cannot be terminated before that date without the mutual agreement of the Trust's Board of Trustees (the "Board") and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
Lincoln Hedged S&P 500 Funds-12

Lincoln Hedged S&P 500 Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LFI has contractually agreed to reimburse each Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.58% of the Fund’s average daily net assets for the Standard Class and 0.93% for the Service Class. In addition, effective June 21, 2024 the adviser had contractually agreed to reimburse the Lincoln Hedged S&P 500 Conservative Fund so that the Fund's Total Annual Fund Operating Expenses (including acquired fund fees and expenses) does not exceed 0.69% for the standard class and 1.04% for the service class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through June 21, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2024	2025	2026	Total
Lincoln Hedged S&P 500 Fund	$64,953	$91,320	$78,153	$234,426
Lincoln Hedged S&P 500 Conservative Fund	$64,979	$90,255	$76,462	$231,696
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' defined outcome strategy. For these services, LFI, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
Administrative	$229	$248
Legal	35	38
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2024, these fees were as follows:
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
Printing and mailing	$5	$4
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
Lincoln Hedged S&P 500 Funds-13

Lincoln Hedged S&P 500 Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2024, each Fund had receivables due from and liabilities payable to affiliates as follows:
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
Expense reimbursement receivable due from LFI	$8,850	$9,011
Management fees payable to LFI	2,366	2,536
Distribution fees payable to LFD	1,922	2,061
Shareholder servicing fees payable to Lincoln Life	159	171
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2024, were as follows:
Lincoln Hedged S&P 500 Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-50.98%@
Equity Fund-50.98%@
✧✧LVIP SSGA S&P 500 Index Fund	$2,927,741	$3,581,862	$709,997	$29,704	$364,538	$6,193,848	203,337	$—	$—

@ As a percentage of Net Assets as of June 30, 2024.
✧✧ Standard Class shares.
Lincoln Hedged S&P 500 Conservative Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-51.43%@
Equity Fund-51.43%@
✧✧LVIP SSGA S&P 500 Index Fund	$3,400,287	$4,287,698	$1,005,525	$117,731	$314,484	$7,114,675	233,567	$—	$—

@ As a percentage of Net Assets as of June 30, 2024.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2024, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
Purchases	$4,307,627	$5,014,817
Sales	709,997	1,005,525
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
Cost of investments and derivatives	$11,994,406	$13,596,947
Aggregate unrealized appreciation of investments and derivatives	$585,980	$797,003
Aggregate unrealized depreciation of investments and derivatives	(53,211)	(57,819)
Net unrealized appreciation of investments and derivatives	$532,769	$739,184
Lincoln Hedged S&P 500 Funds-14

Lincoln Hedged S&P 500 Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statements of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2024:
Lincoln Hedged S&P 500 Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$6,193,848	$—	$—	$6,193,848
Unaffiliated Investment Company	87,620	—	—	87,620
Options Purchased	—	6,245,707	—	6,245,707
Total Investments	$6,281,468	$6,245,707	$—	$12,527,175
Derivatives:
Liabilities:
Options Written	$—	$(337,459)	$—	$(337,459)
There were no Level 3 investments at the beginning or end of the period.
Lincoln Hedged S&P 500 Conservative Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$7,114,675	$—	$—	$7,114,675
Unaffiliated Investment Company	84,137	—	—	84,137
Options Purchased	—	7,137,319	—	7,137,319
Total Investments	$7,198,812	$7,137,319	$—	$14,336,131
Derivatives:
Liabilities:
Options Written	$—	$(435,925)	$—	$(435,925)
There were no Level 3 investments at the beginning or end of the period.
Lincoln Hedged S&P 500 Funds-15

Lincoln Hedged S&P 500 Funds
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Lincoln Hedged S&P 500 Fund		Lincoln Hedged S&P 500 Conservative Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/24	12/31/23	6/30/24	12/31/23
Shares sold:
Standard Class	—	—	—	—
Service Class	633,963	218,769	776,161	399,134
Shares reinvested:
Standard Class	—	37	—	36
Service Class	—	16,852	—	20,753
	633,963	235,658	776,161	419,923
Shares redeemed:
Standard Class	—	—	—	—
Service Class	(92,962)	(43,751)	(118,527)	(277,993)
	(92,962)	(43,751)	(118,527)	(277,993)
Net increase	541,001	191,907	657,634	141,930
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Funds had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Options Contracts–During the six months ended June 30, 2024, the Funds entered into options contracts in the normal course of pursuing its investment objective and strategies. The Funds may buy or write options contracts for any number of reasons, including without limitation: to manage the Funds' exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Funds' overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Funds may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When a Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When a Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Funds are subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Funds are subject to counterparty risk.
During the six months ended June 30, 2024, the Funds used options contracts to adjust the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities and to receive premiums for writing options.
Lincoln Hedged S&P 500 Funds-16

Lincoln Hedged S&P 500 Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2024 were as follows:
Lincoln Hedged S&P 500 Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$6,245,707	Unaffiliated Investments, at value	$—
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(337,459)
Total		$6,245,707		$(337,459)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$395,205	$(94,967)
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(234,925)	(49,352)
Total		$160,280	$(144,319)
Fair values of derivative instruments as of June 30, 2024 were as follows:
Lincoln Hedged S&P 500 Conservative Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$7,137,319	Unaffiliated Investments, at value	$—
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(435,925)
Total		$7,137,319		$(435,925)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$451,703	$(125,618)
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(513,943)	79,513
Total		$(62,240)	$(46,105)
Lincoln Hedged S&P 500 Funds-17

Lincoln Hedged S&P 500 Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
	Options Contracts (Average Value)	Options Contracts (Average Value)
Lincoln Hedged S&P 500 Fund	$3,272,175	$233,454
Lincoln Hedged S&P 500 Conservative Fund	3,612,538	406,774
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
8. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
Lincoln Hedged S&P 500 Funds-18

Lincoln Opportunistic Hedged Equity Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

Lincoln Opportunistic Hedged Equity Fund

Lincoln Opportunistic Hedged Equity Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–49.88%
INVESTMENT COMPANY–49.88%
Equity Fund–49.88%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	67,317	$2,050,531
Total Affiliated Investment (Cost $1,797,578)		2,050,531
UNAFFILIATED INVESTMENTS–53.25%
INVESTMENT COMPANY–2.70%
Money Market Fund–2.70%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	111,075	111,075
Total Investment Company (Cost $111,075)		111,075

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
OPTIONS PURCHASED–50.55%
CENTRALLY CLEARED–50.55%
Call Options–48.39%
S&P 500 Mini Index Strike price $5.17, expiration date 3/19/25, notional amount $19,129	37	$1,988,738
Put Options–2.16%
S&P 500 Mini Index Strike price $516.53, expiration date 3/19/25, notional amount $3,822,322	74	88,856
Total Options Purchased (Cost $2,047,495)		2,077,594
Total Unaffiliated Investments (Cost $2,158,570)		2,188,669

TOTAL INVESTMENTS–103.13% (Cost $3,956,148)	4,239,200

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(2.30)%
CENTRALLY CLEARED–(2.30)%
Call Options–(1.28)%
S&P 500 Mini Index Strike price $607.70, expiration date 3/19/25, notional amount $(4,496,980)	(74)	(52,581)
Put Options–(1.02)%
S&P 500 Mini Index Strike price $464.88, expiration date 3/19/25, notional amount $(3,440,112)	(74)	(42,091)
Total Options Written (Premiums received $(133,293))		(94,672)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.83%)		(34,070)
NET ASSETS APPLICABLE TO 371,533 SHARES OUTSTANDING–100.00%		$4,110,458

✧✧Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln Opportunistic Hedged Equity Fund-1

Lincoln Opportunistic Hedged Equity Fund
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
ASSETS:
Unaffiliated investments, at value	$2,188,669
Affiliated investments, at value	2,050,531
Expense reimbursement receivable from Lincoln Financial Investments Corporation	5,890
Dividends and interest receivable	293
TOTAL ASSETS	4,245,383
LIABILITIES:
Options written, at value	94,672
Payable for fund accounting fee	12,960
Payable for audit fee	12,127
Payable for fund shares redeemed	8,427
Other accrued expenses payable	3,378
Due to manager and affiliates	3,361
TOTAL LIABILITIES	134,925
TOTAL NET ASSETS	$4,110,458
Unaffiliated investments, at cost	$2,158,570
Affiliated investments, at cost	1,797,578
Options written, premiums received	(133,293)
Standard Class:
Net Assets	$11,091
Shares Outstanding	1,001
Net Asset Value Per Share	$11.083
Service Class:
Net Assets	$4,099,367
Shares Outstanding	370,532
Net Asset Value Per Share	$11.063
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$3,776,923
Distributable earnings/(accumulated loss)	333,535
TOTAL NET ASSETS	$4,110,458
See accompanying notes, which are an integral part of the financial statements.
Lincoln Opportunistic Hedged Equity Fund-2

Lincoln Opportunistic Hedged Equity Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$1,714
EXPENSES:
Professional fees	20,232
Accounting and administration expenses	13,994
Reports and statements to shareholders	12,072
Management fees	9,254
Distribution fees-Service Class	5,870
Consulting fees	1,243
Pricing fees	820
Custodian fees	776
Index fees	750
Shareholder servicing fees	488
Trustees’ fees and expenses	362
Other	2,400
68,261
Less:
Expenses reimbursed	(52,464)
Total operating expenses	15,797
NET INVESTMENT LOSS	(14,083)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	1,309
Options purchased	70,374
Options written	(43,568)
Net realized gain	28,115
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	235,988
Options purchased	19,731
Options written	42,827
Net change in unrealized appreciation (depreciation)	298,546
NET REALIZED AND UNREALIZED GAIN	326,661
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$312,578
See accompanying notes, which are an integral part of the financial statements.

Lincoln Opportunistic Hedged Equity Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	12/13/23* to 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(14,083)	$(688)
Net realized gain	28,115	—
Net change in unrealized appreciation (depreciation)	298,546	23,127
Net increase in net assets resulting from operations	312,578	22,439
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(8)
Service Class	—	(1,492)
	—	(1,500)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	—	10,000
Service Class	1,089,172	2,746,883
Reinvestment of dividends and distributions:
Standard Class	—	8
Service Class	—	1,492
	1,089,172	2,758,383
Cost of shares redeemed:
Service Class	(70,569)	(45)
	(70,569)	(45)
Increase in net assets derived from capital share transactions	1,018,603	2,758,338
NET INCREASE IN NET ASSETS	1,331,181	2,779,277
NET ASSETS:
Beginning of period	2,779,277	—
End of period	$4,110,458	$2,779,277

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Opportunistic Hedged Equity Fund-3

Lincoln Opportunistic Hedged Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Opportunistic Hedged Equity Fund Standard Class
	Six Months Ended 6/30/24[2] (unaudited)	12/13/23[1] to 12/31/23

Net asset value, beginning of period	$10.084	$10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.027)	0.001
Net realized and unrealized gain	1.026	0.091
Total from investment operations	0.999	0.092
Less dividends and distributions from:
Net investment income	—	(0.008)
Total dividends and distributions	—	(0.008)
Net asset value, end of period	$11.083	$10.084
Total return[4]	9.90%	0.92%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11	$10
Ratio of expenses to average net assets[5]	0.59%	0.59%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	3.71%	19.30%
Ratio of net investment income (loss) to average net assets	(0.49% )[6]	(0.17% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(3.61% )[6]	(18.88% )
Portfolio turnover	44%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Opportunistic Hedged Equity Fund-4

Lincoln Opportunistic Hedged Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Opportunistic Hedged Equity Fund Service Class
	Six Months Ended 6/30/24[2] (unaudited)	12/13/23[1] to 12/31/23

Net asset value, beginning of period	$10.084	$10.000
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.044)	(0.003)
Net realized and unrealized gain	1.023	0.093
Total from investment operations	0.979	0.090
Less dividends and distributions from:
Net investment income	—	(0.006)
Total dividends and distributions	—	(0.006)
Net asset value, end of period	$11.063	$10.084
Total return[4]	9.71%	0.90%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,099	$2,769
Ratio of expenses to average net assets[5]	0.94%	0.94%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	4.06%	19.65%
Ratio of net investment income (loss) to average net assets	(0.84% )[6]	(0.52% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(3.96% )[6]	(19.23% )
Portfolio turnover	44%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Opportunistic Hedged Equity Fund-5

Lincoln Opportunistic Hedged Equity Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the Lincoln Opportunistic Hedged Equity Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests about half of its assets in other open-end investment companies, primarily the LVIP SSGA S&P 500® Index Fund (the “Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation ("LFI"). The LVIP SSGA S&P 500® Index Fund, which is sub-advised by an unaffiliated sub-adviser, invests primarily in the securities that make up the S&P 500® Index and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e., index funds). In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments and FLexible EXchange® Options (“FLEX Options”). Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   FLexible EXchange® Options are valued based on the transaction prices executed by the Fund's sub-adviser, except on days in which the sub-adviser does not trade FLEX Options; on the days the sub-adviser does not trade FLEX Options, FLEX Options are valued using evaluated prices obtained from an approved pricing vendor.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current period. Management has analyzed the tax positions to be taken on the Fund's federal income tax return through the six months ended June 30, 2024 and the year ended December 31, 2023, and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Lincoln Opportunistic Hedged Equity Fund-6

Lincoln Opportunistic Hedged Equity Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.55% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.59% of the Fund’s average daily net assets for the Standard Class and 0.94% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	Total
LFI	$24,927	$24,927
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund's managed risk strategy. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$134
Legal	20
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $378 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$5,890
Management fees payable to LFI	1,769
Distribution fees payable to LFD	1,123
Printing and mailing fees payable to Lincoln Life	376
Shareholder servicing fees payable to Lincoln Life	93
Lincoln Opportunistic Hedged Equity Fund-7

Lincoln Opportunistic Hedged Equity Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
At June 30, 2024, Lincoln Life directly owned 67.33% of Lincoln Opportunistic Hedged Equity Fund.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-49.88%@
Equity Fund-49.88%@
✧✧LVIP SSGA S&P 500 Index Fund	$1,390,054	$512,358	$89,178	$1,309	$235,988	$2,050,531	67,317	$—	$—

@ As a percentage of Net Assets as of June 30, 2024.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$2,283,950
Sales	1,459,736
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$3,956,148
Aggregate unrealized appreciation of investments and derivatives	$357,847
Aggregate unrealized depreciation of investments and derivatives	(74,795)
Net unrealized appreciation of investments and derivatives	$283,052
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange
Lincoln Opportunistic Hedged Equity Fund-8

Lincoln Opportunistic Hedged Equity Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$2,050,531	$—	$—	$2,050,531
Unaffiliated Investment Company	111,075	—	—	111,075
Options Purchased	—	2,077,594	—	2,077,594
Total Investments	$2,161,606	$2,077,594	$—	$4,239,200
Derivatives:
Liabilities:
Options Written	$—	$(94,672)	$—	$(94,672)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	12/13/23* to
	6/30/24	12/31/23
Shares sold:
Standard Class	—	1,000
Service Class	102,432	274,459
Shares reinvested:
Standard Class	—	1
Service Class	—	148
	102,432	275,608
Shares redeemed:
Standard Class	—	—
Service Class	(6,502)	(5)
	(6,502)	(5)
Net increase	95,930	275,603

*	Date of commencement of operations.
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Options Contracts–During the six months ended June 30, 2024, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in
Lincoln Opportunistic Hedged Equity Fund-9

Lincoln Opportunistic Hedged Equity Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the six months ended June 30, 2024, the Fund used options contracts to adjust the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities and to receive premiums for writing options.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$2,077,594	Unaffiliated Investments, at value	$—
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(94,672)
Total		$2,077,594		$(94,672)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$70,374	$19,731
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(43,568)	42,827
Total		$26,806	$62,558
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Options contracts (average value)	$1,773,078	$100,210
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
Lincoln Opportunistic Hedged Equity Fund-10

Lincoln Opportunistic Hedged Equity Fund
Notes to Financial Statements (continued)
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
Lincoln Opportunistic Hedged Equity Fund-11

LVIP Aggressive Growth Allocation Managed Risk Funds
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Aggressive Growth Allocation Managed Risk Funds

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.06%
INVESTMENT COMPANIES–97.06%
Equity Funds–51.37%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	250,536	$15,330,538
LVIP Channing Small Cap Value Fund	174,520	2,043,282
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	1,666,827	24,092,316
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	111,359	1,343,882
LVIP Macquarie Mid Cap Value Fund	143,770	5,987,293
LVIP Macquarie Value Fund	757,071	19,764,084
LVIP SSGA Mid-Cap Index Fund	1,128,331	14,688,609
LVIP SSGA Nasdaq-100 Index Fund	211,641	2,953,032
LVIP SSGA S&P 500 Index Fund	1,452,664	44,249,603
LVIP SSGA Small-Cap Index Fund	318,999	10,077,195
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	198,765	6,183,167
		146,713,001
Fixed Income Funds–17.96%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	299,598	2,764,094
LVIP JPMorgan Core Bond Fund	1,838,698	18,113,013
LVIP Macquarie Bond Fund	1,901,037	22,160,387
LVIP SSGA Bond Index Fund	831,429	8,257,753
		51,295,247
Global Equity Fund–0.57%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	224,991	1,633,658
		1,633,658
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–27.16%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	312,543	$2,492,528
LVIP Franklin Templeton Multi-Factor International Equity Fund	792,849	6,781,241
LVIP Loomis Sayles Global Growth Fund	339,660	5,685,223
LVIP MFS International Growth Fund	844,212	17,070,803
LVIP Mondrian International Value Fund	1,134,247	19,462,552
LVIP SSGA Emerging Markets Equity Index Fund	954,364	10,240,331
LVIP SSGA International Index Fund	1,438,359	15,834,895
		77,567,573
Total Affiliated Investments (Cost $235,400,410)		277,209,479

UNAFFILIATED INVESTMENT–2.85%
INVESTMENT COMPANY–2.85%
Money Market Fund–2.85%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	8,143,938	8,143,938
Total Unaffiliated Investment (Cost $8,143,938)		8,143,938

TOTAL INVESTMENTS–99.91% (Cost $243,544,348)	285,353,417
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	268,648
NET ASSETS APPLICABLE TO 25,329,927 SHARES OUTSTANDING–100.00%	$285,622,065

✧✧Standard Class shares.
LVIP Aggressive Growth Allocation Managed Risk Funds-1

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
2	Australian Dollar	$133,660	$133,481	9/16/24	$179	$—
4	British Pound	316,225	319,166	9/16/24	—	(2,941)
6	Euro	806,400	810,890	9/16/24	—	(4,490)
5	Japanese Yen	393,281	404,310	9/16/24	—	(11,029)
					179	(18,460)
Equity Contracts:
11	E-mini MSCI Emerging Markets Index	598,510	593,633	9/20/24	4,877	—
5	E-mini Russell 2000 Index	516,250	507,446	9/20/24	8,804	—
13	E-mini S&P 500 Index	3,588,975	3,577,217	9/20/24	11,758	—
5	E-mini S&P MidCap 400 Index	1,479,050	1,464,810	9/20/24	14,240	—
18	Euro STOXX 50 Index	949,590	951,240	9/20/24	—	(1,650)
3	FTSE 100 Index	311,424	311,407	9/20/24	17	—
2	OMXS 30 Index	48,646	48,522	7/19/24	124	—
1	SPI 200 Index	129,618	129,202	9/19/24	416	—
2	TOPIX Index	349,369	346,325	9/12/24	3,044	—
					43,280	(1,650)
Total Futures Contracts					$43,459	$(20,110)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-2

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.03%
INVESTMENT COMPANIES–97.03%
Equity Funds–78.71%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	523,291	$32,020,671
LVIP Baron Growth Opportunities Fund	66,995	4,931,558
LVIP Channing Small Cap Value Fund	192,103	2,249,137
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	292,545	4,228,443
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	408,750	4,932,799
LVIP MFS Value Fund	599,717	32,329,529
LVIP SSGA Mid-Cap Index Fund	529,203	6,889,168
LVIP SSGA Nasdaq-100 Index Fund	156,021	2,176,968
LVIP SSGA S&P 500 Index Fund	1,582,323	48,199,145
LVIP SSGA Small-Cap Index Fund	262,225	8,283,688
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	266,963	8,304,671
LVIP Wellington SMID Cap Value Fund	469,780	12,100,130
		166,645,907
Fixed Income Funds–17.85%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	220,822	2,037,303
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP JPMorgan Core Bond Fund	1,348,955	$13,288,551
LVIP Macquarie Bond Fund	1,332,734	15,535,683
LVIP SSGA Bond Index Fund	699,155	6,944,009
		37,805,546
Global Equity Fund–0.47%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	138,200	1,003,471
		1,003,471
Total Affiliated Investments (Cost $164,443,721)		205,454,924

UNAFFILIATED INVESTMENT–2.90%
INVESTMENT COMPANY–2.90%
Money Market Fund–2.90%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	6,137,093	6,137,093
Total Unaffiliated Investment (Cost $6,137,093)		6,137,093

TOTAL INVESTMENTS–99.93% (Cost $170,580,814)	211,592,017
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	140,776
NET ASSETS APPLICABLE TO 17,524,205 SHARES OUTSTANDING–100.00%	$211,732,793

✧✧Standard Class shares.
LVIP Aggressive Growth Allocation Managed Risk Funds-3

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
7	E-mini Russell 2000 Index	$722,750	$710,430	9/20/24	$12,320	$—
13	E-mini S&P 500 Index	3,588,975	3,577,217	9/20/24	11,758	—
4	E-mini S&P MidCap 400 Index	1,183,240	1,171,843	9/20/24	11,397	—
Total Futures Contracts					$35,475	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-4

LVIP Aggressive Growth Allocation Managed Risk Funds
Statements of Assets and Liabilities
June 30, 2024 (unaudited)
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
ASSETS:
Affiliated investments, at value	$277,209,479	$205,454,924
Unaffiliated investments, at value	8,143,938	6,137,093
Cash collateral held at broker for futures contracts	428,568	259,300
Receivable for securities sold	195,666	30,805
Dividends and interest receivable	35,026	26,298
Prepaid expenses	722	500
Receivable for fund shares sold	50	—
Expense reimbursement receivable from Lincoln Financial Investments Corporation	—	1,533
TOTAL ASSETS	286,013,449	211,910,453
LIABILITIES:
Payable for fund shares redeemed	201,767	31,758
Due to manager and affiliates	123,425	88,689
Payable for fund accounting fee	22,315	22,303
Other accrued expenses payable	19,414	8,272
Payable for audit fee	13,762	13,762
Variation margin due to broker on futures contracts	10,701	12,876
TOTAL LIABILITIES	391,384	177,660
TOTAL NET ASSETS	$285,622,065	$211,732,793
Affiliated investments, at cost	$235,400,410	$164,443,721
Unaffiliated investments, at cost	8,143,938	6,137,093
Standard Class:
Net Assets	$2,870,396	$1,290,303
Shares Outstanding	253,512	106,413
Net Asset Value Per Share	$11.323	$12.125
Service Class:
Net Assets	$282,751,669	$210,442,490
Shares Outstanding	25,076,415	17,417,792
Net Asset Value Per Share	$11.276	$12.082
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$270,379,252	$188,643,612
Distributable earnings/(accumulated loss)	15,242,813	23,089,181
TOTAL NET ASSETS	$285,622,065	$211,732,793
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-5

LVIP Aggressive Growth Allocation Managed Risk Funds
Statements of Operations
Six Months Ended June 30, 2024 (unaudited)
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$230,338	$186,705
EXPENSES:
Management fees	343,013	255,414
Distribution fees-Service Class	339,631	253,888
Shareholder servicing fees	39,789	29,628
Accounting and administration expenses	35,822	32,399
Professional fees	20,267	19,338
Custodian fees	6,357	4,069
Trustees’ fees and expenses	4,205	3,164
Reports and statements to shareholders	2,893	2,549
Consulting fees	2,070	2,049
Pricing fees	497	172
Other	3,949	3,155
	798,493	605,825
Less:
Management fees waived	(6,860)	(15,325)
Expenses reimbursed	(6,085)	(14,790)
Total operating expenses	785,548	575,710
NET INVESTMENT LOSS	(555,210)	(389,005)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(697,940)	126,514
Foreign currencies	(1,793)	—
Futures contracts	741,202	562,352
Net realized gain	41,469	688,866
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	19,113,754	15,707,846
Foreign currencies	(3,792)	—
Futures contracts	(251,146)	(164,041)
Net change in unrealized appreciation (depreciation)	18,858,816	15,543,805
NET REALIZED AND UNREALIZED GAIN	18,900,285	16,232,671
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,345,075	$15,843,666
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-6

LVIP Aggressive Growth Allocation Managed Risk Funds
Statements of Changes in Net Assets
	LVIP Global Aggressive Growth Allocation Managed Risk Fund		LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(555,210)	$3,863,017	$(389,005)	$1,775,576
Net realized gain (loss)	41,469	(4,816,828)	688,866	(4,454,886)
Net change in unrealized appreciation (depreciation)	18,858,816	31,825,267	15,543,805	29,058,413
Net increase in net assets resulting from operations	18,345,075	30,871,456	15,843,666	26,379,103
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(43,141)	—	(15,687)
Service Class	—	(3,849,588)	—	(2,126,854)
Return of capital:
Standard Class	—	—	—	(326)
Service Class	—	—	—	(53,462)
	—	(3,892,729)	—	(2,196,329)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	247,889	194,305	93,586	109,043
Service Class	15,022,754	40,704,507	14,684,332	22,893,430
Reinvestment of dividends and distributions:
Standard Class	—	43,141	—	16,013
Service Class	—	3,849,588	—	2,180,316
	15,270,643	44,791,541	14,777,918	25,198,802
Cost of shares redeemed:
Standard Class	(116,326)	(391,730)	(87,738)	(94,538)
Service Class	(11,535,882)	(17,941,578)	(15,102,539)	(22,489,653)
	(11,652,208)	(18,333,308)	(15,190,277)	(22,584,191)
Increase (decrease) in net assets derived from capital share transactions	3,618,435	26,458,233	(412,359)	2,614,611
NET INCREASE IN NET ASSETS	21,963,510	53,436,960	15,431,307	26,797,385
NET ASSETS:
Beginning of period	263,658,555	210,221,595	196,301,486	169,504,101
End of period	$285,622,065	$263,658,555	$211,732,793	$196,301,486
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-7

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$10.582	$9.434	$12.214	$11.197	$10.710	$9.502
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.009)	0.191	0.197	0.213	0.166	0.385
Net realized and unrealized gain (loss)	0.750	1.139	(2.585)	1.431	0.522	1.274
Total from investment operations	0.741	1.330	(2.388)	1.644	0.688	1.659
Less dividends and distributions from:
Net investment income	—	(0.182)	(0.231)	(0.371)	(0.201)	(0.418)
Net realized gain	—	—	(0.152)	(0.256)	—	(0.018)
Return of capital	—	—	(0.009)	—	—	(0.015)
Total dividends and distributions	—	(0.182)	(0.392)	(0.627)	(0.201)	(0.451)
Net asset value, end of period	$11.323	$10.582	$9.434	$12.214	$11.197	$10.710
Total return[3]	7.00%	14.09%	(19.54% )	14.73%	6.44%	17.46%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,870	$2,557	$2,429	$3,628	$2,781	$2,092
Ratio of expenses to average net assets[4]	0.32%	0.33%	0.33%	0.33%	0.33%	0.33%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.33%	0.35%	0.36%	0.35%	0.39%	0.51%
Ratio of net investment income (loss) to average net assets	(0.15% )[5]	1.92%	1.88%	1.74%	1.60%	3.71%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.16% )[5]	1.90%	1.85%	1.73%	1.54%	3.53%
Portfolio turnover	8%	31%	22%	15%	29%	32%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-8

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$10.551	$9.410	$12.183	$11.174	$10.694	$9.500
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.022)	0.165	0.169	0.182	0.139	0.360
Net realized and unrealized gain (loss)	0.747	1.134	(2.576)	1.428	0.519	1.273
Total from investment operations	0.725	1.299	(2.407)	1.610	0.658	1.633
Less dividends and distributions from:
Net investment income	—	(0.158)	(0.205)	(0.345)	(0.178)	(0.406)
Net realized gain	—	—	(0.152)	(0.256)	—	(0.018)
Return of capital	—	—	(0.009)	—	—	(0.015)
Total dividends and distributions	—	(0.158)	(0.366)	(0.601)	(0.178)	(0.439)
Net asset value, end of period	$11.276	$10.551	$9.410	$12.183	$11.174	$10.694
Total return[3]	6.87%	13.80%	(19.74% )	14.45%	6.16%	17.19%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$282,752	$261,101	$207,793	$243,401	$162,522	$102,807
Ratio of expenses to average net assets[4]	0.57%	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.58%	0.60%	0.61%	0.60%	0.64%	0.76%
Ratio of net investment income (loss) to average net assets	(0.40% )[5]	1.67%	1.63%	1.49%	1.35%	3.46%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.41% )[5]	1.65%	1.60%	1.48%	1.29%	3.28%
Portfolio turnover	8%	31%	22%	15%	29%	32%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-9

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$11.214	$9.815	$13.047	$11.478	$10.739	$9.503
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.008)	0.128	0.122	0.130	0.126	0.231
Net realized and unrealized gain (loss)	0.919	1.424	(2.935)	1.952	0.789	1.513
Total from investment operations	0.911	1.552	(2.813)	2.082	0.915	1.744
Less dividends and distributions from:
Net investment income	—	(0.150)	(0.137)	(0.327)	(0.176)	(0.485)
Net realized gain	—	—	(0.266)	(0.186)	—	(0.020)
Return of capital	—	(0.003)	(0.016)	—	—	(0.003)
Total dividends and distributions	—	(0.153)	(0.419)	(0.513)	(0.176)	(0.508)
Net asset value, end of period	$12.125	$11.214	$9.815	$13.047	$11.478	$10.739
Total return[3]	8.12%	15.80%	(21.56% )	18.18%	8.53%	18.34%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,290	$1,189	$1,010	$1,274	$865	$151
Ratio of expenses to average net assets[4]	0.32%	0.32%	0.32%	0.32%	0.32%	0.33%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.35%	0.36%	0.36%	0.36%	0.40%	0.52%
Ratio of net investment income (loss) to average net assets	(0.14% )[5]	1.22%	1.11%	1.02%	1.20%	2.17%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.17% )[5]	1.18%	1.07%	0.99%	1.12%	1.98%
Portfolio turnover	9%	27%	28%	18%	32%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-10

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$11.188	$9.794	$13.019	$11.459	$10.727	$9.502
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.022)	0.101	0.094	0.098	0.100	0.201
Net realized and unrealized gain (loss)	0.916	1.420	(2.926)	1.946	0.785	1.517
Total from investment operations	0.894	1.521	(2.832)	2.044	0.885	1.718
Less dividends and distributions from:
Net investment income	—	(0.124)	(0.111)	(0.298)	(0.153)	(0.470)
Net realized gain	—	—	(0.266)	(0.186)	—	(0.020)
Return of capital	—	(0.003)	(0.016)	—	—	(0.003)
Total dividends and distributions	—	(0.127)	(0.393)	(0.484)	(0.153)	(0.493)
Net asset value, end of period	$12.082	$11.188	$9.794	$13.019	$11.459	$10.727
Total return[3]	7.99%	15.52%	(21.76% )	17.88%	8.26%	18.07%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$210,442	$195,112	$168,494	$199,866	$138,679	$84,065
Ratio of expenses to average net assets[4]	0.57%	0.57%	0.57%	0.57%	0.57%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.60%	0.61%	0.61%	0.61%	0.65%	0.77%
Ratio of net investment income (loss) to average net assets	(0.39% )[5]	0.97%	0.86%	0.77%	0.95%	1.92%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.42% )[5]	0.93%	0.82%	0.74%	0.87%	1.73%
Portfolio turnover	9%	27%	28%	18%	32%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-11

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Global Aggressive Growth Allocation Managed Risk Fund and LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment, that are advised by Lincoln Financial Investments Corporation ("LFI") or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP Global Aggressive Growth Allocation Managed Risk Fund and the LVIP U.S. Aggressive Growth Allocation Managed Risk Fund is to seek capital appreciation.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2024, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with LVIP Global Aggressive Growth Allocation Managed Risk Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Gains or losses attributable to changes in foreign exchange rates are included in the Statements of Operations under “Net realized gain (loss) on foreign currencies”. The LVIP Global Aggressive Growth Allocation Managed Risk Fund report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Aggressive Growth Allocation Managed Risk Funds-12

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
The waiver amount of each Fund’s average daily net assets are as follows:
LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
0.005%	0.015%
LFI has also contractually agreed to reimburse each Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed certain expense limits. The reimbursement is accrued daily and received monthly. The agreements will continue through at least April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI. The expense limits as a percentage of each Fund’s average daily net assets are as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Standard Class	0.325%	0.315%
Service Class	0.575%	0.565%
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2024, LFI has not recouped any previously reimbursed expenses of the Funds.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2024	2025	2026	Total
LVIP Global Aggressive Growth Allocation Managed Risk Fund	$31,011	$44,859	$38,793	$114,663
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund	$35,356	$49,014	$43,337	$127,707
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' managed risk strategy. For these services, LFI, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
LVIP Aggressive Growth Allocation Managed Risk Funds-13

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Administrative	$11,515	$8,592
Legal	1,752	1,307
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2024, these fees were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Printing and mailing	$624	$518
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2024, each Fund had receivables due from and liabilities payable to affiliates as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Expense reimbursement receivable due from LFI	$—	$1,533
Management fees payable to LFI	58,834	40,635
Distribution fees payable to LFD	57,816	42,969
Printing and mailing fees payable to Lincoln Life	—	71
Shareholder servicing fees payable to Lincoln Life	6,775	5,014
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the six months ended June 30, 2024, were as follows:
LVIP Global Aggressive Growth Allocation Managed Risk Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.06%@
Equity Funds-51.37%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$13,182,577	$595,711	$1,015,700	$63,225	$2,504,725	$15,330,538	250,536	$—	$—
✧✧LVIP Channing Small Cap Value Fund	2,032,057	86,875	138,734	5,250	57,834	2,043,282	174,520	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	16,806,346	5,306,286	1,089,229	(58,916)	3,127,829	24,092,316	1,666,827	—	—
LVIP Aggressive Growth Allocation Managed Risk Funds-14

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Aggressive Growth Allocation Managed Risk Fund (continued)
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
✧✧‡LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	$—	$1,390,444	$16,788	$(421)	$(29,353)	$1,343,882	111,359	$—	$—
✧✧LVIP Macquarie Mid Cap Value Fund	5,876,406	253,855	391,395	3,122	245,305	5,987,293	143,770	—	—
×,✧✧LVIP Macquarie U.S. Growth Fund	633,282	661,690	1,409,156	150,040	(35,856)	—	—	—	—
✧✧LVIP Macquarie Value Fund	18,054,673	1,737,680	653,540	(3,247)	628,518	19,764,084	757,071	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	14,475,066	620,534	1,279,644	31,275	841,378	14,688,609	1,128,331	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	2,543,624	112,824	137,458	2,900	431,142	2,953,032	211,641	—	—
✧✧LVIP SSGA S&P 500 Index Fund	39,236,300	1,743,135	2,623,117	92,561	5,800,724	44,249,603	1,452,664	—	—
✧✧LVIP SSGA Small-Cap Index Fund	11,409,043	461,386	1,992,197	63,228	135,735	10,077,195	318,999	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	5,874,783	340,813	496,565	(49,311)	513,447	6,183,167	198,765	—	—
Fixed Income Funds-17.96%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	2,444,275	382,518	89,831	(5,726)	32,858	2,764,094	299,598	—	—
✧✧LVIP JPMorgan Core Bond Fund	16,386,823	2,328,981	586,592	(2,494)	(13,705)	18,113,013	1,838,698	—	—
✧✧LVIP Macquarie Bond Fund	22,654,624	2,187,136	2,547,645	(577,752)	444,024	22,160,387	1,901,037	—	—
✧✧LVIP SSGA Bond Index Fund	8,721,483	682,229	1,073,881	(206,638)	134,560	8,257,753	831,429	—	—
Global Equity Fund-0.57%@
✧✧LVIP BlackRock Real Estate Fund	2,269,612	125,853	692,616	(58,449)	(10,742)	1,633,658	224,991	—	—
International Equity Funds-27.16%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	2,253,279	176,541	144,083	(11,698)	218,489	2,492,528	312,543	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	6,479,643	282,061	392,261	9,338	402,460	6,781,241	792,849	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	5,155,823	396,343	404,928	18,331	519,654	5,685,223	339,660	—	—
✧✧LVIP MFS International Growth Fund	15,629,424	1,166,272	558,933	(57,209)	891,249	17,070,803	844,212	—	—
✧✧LVIP Mondrian International Value Fund	17,741,489	2,072,286	1,023,929	19,486	653,220	19,462,552	1,134,247	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	10,311,357	432,596	1,200,394	(137,547)	834,319	10,240,331	954,364	—	—
✧✧LVIP SSGA International Index Fund	15,016,883	671,562	652,202	12,712	785,940	15,834,895	1,438,359	—	—
Total	$255,188,872	$24,215,611	$20,610,818	$(697,940)	$19,113,754	$277,209,479		$—	$—

@ As a percentage of Net Assets as of June 30, 2024.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2023.
× Issuer is no longer an investment of the Fund at June 30, 2024.
LVIP Aggressive Growth Allocation Managed Risk Funds-15

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.03%@
Equity Funds-78.71%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$27,636,913	$1,383,683	$2,401,732	$211,373	$5,190,434	$32,020,671	523,291	$—	$—
✧✧LVIP Baron Growth Opportunities Fund	4,727,881	593,906	258,955	749	(132,023)	4,931,558	66,995	—	—
✧✧LVIP Channing Small Cap Value Fund	2,246,286	106,366	174,477	9,445	61,517	2,249,137	192,103	—	—
✧✧‡LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	—	4,134,480	84,680	1,081	177,562	4,228,443	292,545	—	—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	3,951,955	1,133,917	324,377	2,493	168,811	4,932,799	408,750	—	—
×,✧✧LVIP Macquarie U.S. Growth Fund	937,284	500,784	1,581,227	196,415	(53,256)	—	—	—	—
✧✧LVIP MFS Value Fund	30,243,122	1,759,216	1,674,148	28,808	1,972,531	32,329,529	599,717	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	6,819,461	323,723	669,110	40,621	374,473	6,889,168	529,203	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	1,882,251	92,492	120,033	8,114	314,144	2,176,968	156,021	—	—
✧✧LVIP SSGA S&P 500 Index Fund	42,908,871	2,111,597	3,284,944	235,571	6,228,050	48,199,145	1,582,323	—	—
✧✧LVIP SSGA Small-Cap Index Fund	9,305,384	418,343	1,604,843	73,440	91,364	8,283,688	262,225	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	7,924,852	511,701	762,856	3,214	627,760	8,304,671	266,963	—	—
✧✧LVIP Wellington SMID Cap Value Fund	12,023,291	681,260	792,793	(41,383)	229,755	12,100,130	469,780	—	—
Fixed Income Funds-17.85%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	1,808,568	312,098	103,583	(6,315)	26,535	2,037,303	220,822	—	—
✧✧LVIP JPMorgan Core Bond Fund	12,071,972	1,900,906	673,287	(790)	(10,250)	13,288,551	1,348,955	—	—
✧✧LVIP Macquarie Bond Fund	16,039,463	1,752,744	2,162,511	(464,634)	370,621	15,535,683	1,332,734	—	—
✧✧LVIP SSGA Bond Index Fund	7,233,592	621,678	853,630	(154,467)	96,836	6,944,009	699,155	—	—
Global Equity Fund-0.47%@
✧✧LVIP BlackRock Real Estate Fund	1,482,649	98,606	533,545	(17,221)	(27,018)	1,003,471	138,200	—	—
Total	$189,243,795	$18,437,500	$18,060,731	$126,514	$15,707,846	$205,454,924		$—	$—

@ As a percentage of Net Assets as of June 30, 2024.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2023.
× Issuer is no longer an investment of the Fund at June 30, 2024.
3. Investments
For the six months ended June 30, 2024, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Purchases	$24,215,611	$18,437,500
Sales	20,610,818	18,060,731
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Cost of investments and derivatives	$243,544,348	$170,580,814
Aggregate unrealized appreciation of investments and derivatives	$43,503,847	$42,036,851
Aggregate unrealized depreciation of investments and derivatives	(1,671,429)	(990,173)
Net unrealized appreciation of investments and derivatives	$41,832,418	$41,046,678
LVIP Aggressive Growth Allocation Managed Risk Funds-16

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statements of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2024:
Level 1	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Investments:
Assets:
Affiliated Investment Companies	$277,209,479	$205,454,924
Unaffiliated Investment Companies	8,143,938	6,137,093
Total Investments	$285,353,417	$211,592,017
Derivatives:
Assets:
Futures Contracts	$43,459	$35,475
Derivatives:
Liabilities:
Futures Contracts	$(20,110)	$—
There were no Level 3 investments at the beginning or end of the period.
LVIP Aggressive Growth Allocation Managed Risk Funds-17

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund		LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/24	12/31/23	6/30/24	12/31/23
Shares sold:
Standard Class	22,445	19,863	7,888	10,745
Service Class	1,379,935	4,107,831	1,267,129	2,204,128
Shares reinvested:
Standard Class	—	4,065	—	1,422
Service Class	—	363,821	—	194,030
	1,402,380	4,495,580	1,275,017	2,410,325
Shares redeemed:
Standard Class	(10,617)	(39,721)	(7,526)	(9,005)
Service Class	(1,049,933)	(1,806,848)	(1,289,527)	(2,161,338)
	(1,060,550)	(1,846,569)	(1,297,053)	(2,170,343)
Net increase	341,830	2,649,011	(22,036)	239,982
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Funds had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, each Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool. The LVIP Global Aggressive Growth Allocation Fund used futures to hedge currency risks aassociated with the Fund’s investments.
LVIP Aggressive Growth Allocation Managed Risk Funds-18

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2024 were as follows:
LVIP Global Aggressive Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$43,280	Variation margin due to broker on futures contracts	$(1,650)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	179	Variation margin due to broker on futures contracts	(18,460)
Total		$43,459		$(20,110)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$787,217	$(200,653)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(46,015)	(50,493)
Total		$741,202	$(251,146)
Fair values of derivative instruments as of June 30, 2024 were as follows:
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$35,475	Variation margin due to broker on futures contracts	$—

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$562,352	$(164,041)
LVIP Aggressive Growth Allocation Managed Risk Funds-19

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the six months ended June 30, 2024.
Long Derivative Volume
Futures Contracts (Average Notional Value)
LVIP Global Aggressive Growth Allocation Managed Risk Fund	$9,197,662
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund	5,141,818
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
8. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-20

LVIP AllianceBernstein Large Cap Growth Fund
(formerly, LVIP T. Rowe Price Growth Stock Fund)
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP AllianceBernstein Large Cap Growth Fund

LVIP AllianceBernstein Large Cap Growth Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.50%
Automobiles–0.71%
Ferrari NV	29,051	$11,863,557
		11,863,557
Beverages–2.96%
†Celsius Holdings, Inc.	144,750	8,263,778
†Monster Beverage Corp.	829,453	41,431,177
		49,694,955
Biotechnology–3.30%
†Genmab AS ADR	268,619	6,750,395
†Vertex Pharmaceuticals, Inc.	103,848	48,675,635
		55,426,030
Broadline Retail–6.67%
†Amazon.com, Inc.	579,760	112,038,620
		112,038,620
Building Products–0.43%
†Trex Co., Inc.	96,748	7,170,962
		7,170,962
Chemicals–1.19%
Sherwin-Williams Co.	67,161	20,042,857
		20,042,857
Commercial Services & Supplies–2.27%
=†πANT Group Co. Ltd.	1,516,389	1,529,429
†Copart, Inc.	674,897	36,552,422
		38,081,851
Communications Equipment–3.92%
†Arista Networks, Inc.	124,143	43,509,639
Motorola Solutions, Inc.	57,789	22,309,443
		65,819,082
Consumer Staples Distribution & Retail–3.09%
Costco Wholesale Corp.	61,072	51,910,589
		51,910,589
Diversified Telecommunication Services–0.00%
=†πMagic Leap, Inc. Class A	4,690	0
		0
Electrical Equipment–0.52%
AMETEK, Inc.	52,968	8,830,295
		8,830,295
Electronic Equipment, Instruments & Components–0.45%
Amphenol Corp. Class A	113,434	7,642,049
		7,642,049
Entertainment–2.81%
†Netflix, Inc.	70,112	47,317,187
		47,317,187
Financial Services–3.82%
Visa, Inc. Class A	244,834	64,261,580
		64,261,580
Health Care Equipment & Supplies–5.86%
†Edwards Lifesciences Corp.	289,579	26,748,412
†IDEXX Laboratories, Inc.	50,667	24,684,963
†Intuitive Surgical, Inc.	105,733	47,035,325
		98,468,700
Health Care Providers & Services–1.55%
UnitedHealth Group, Inc.	51,079	26,012,492
		26,012,492
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology–1.26%
†Veeva Systems, Inc. Class A	115,429	$21,124,661
		21,124,661
Hotels, Restaurants & Leisure–1.39%
†Chipotle Mexican Grill, Inc.	372,100	23,312,065
		23,312,065
Interactive Media & Services–10.85%
Alphabet, Inc. Class C	510,776	93,686,534
Meta Platforms, Inc. Class A	175,756	88,619,690
		182,306,224
Life Sciences Tools & Services–1.73%
†Mettler-Toledo International, Inc.	7,539	10,536,431
†Waters Corp.	29,534	8,568,404
West Pharmaceutical Services, Inc.	30,220	9,954,166
		29,059,001
Machinery–1.42%
Otis Worldwide Corp.	247,339	23,808,852
		23,808,852
Metals & Mining–0.02%
=†πCelonis SE	2,137	383,292
		383,292
Pharmaceuticals–4.61%
Eli Lilly & Co.	54,326	49,185,674
Zoetis, Inc.	163,622	28,365,510
		77,551,184
Professional Services–1.08%
Verisk Analytics, Inc.	67,452	18,181,687
		18,181,687
Semiconductors & Semiconductor Equipment–16.36%
ASML Holding NV	17,503	17,900,843
Broadcom, Inc.	10,194	16,366,773
Entegris, Inc.	49,661	6,724,099
NVIDIA Corp.	1,295,180	160,006,537
QUALCOMM, Inc.	219,352	43,690,531
Texas Instruments, Inc.	155,997	30,346,097
		275,034,880
Software–15.06%
†Adobe, Inc.	37,002	20,556,091
†Cadence Design Systems, Inc.	48,677	14,980,347
=†πCanva, Inc.	875	933,328
†Crowdstrike Holdings, Inc. Class A	41,624	15,949,900
=†πEpic Games, Inc.	6,539	3,923,400
†Manhattan Associates, Inc.	52,172	12,869,789
Microsoft Corp.	351,808	157,240,586
†ServiceNow, Inc.	17,446	13,724,245
=†πStripe, Inc. Class B	40,238	1,046,188
†Synopsys, Inc.	20,064	11,939,284
		253,163,158
Specialty Retail–3.21%
Home Depot, Inc.	95,952	33,030,516
Tractor Supply Co.	77,283	20,866,410
		53,896,926
LVIP AllianceBernstein Large Cap Growth Fund-1

LVIP AllianceBernstein Large Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–1.96%
†Lululemon Athletica, Inc.	62,209	$18,581,828
NIKE, Inc. Class B	85,677	6,457,476
†On Holding AG Class A	204,840	7,947,792
		32,987,096
Total Common Stock (Cost $966,370,560)		1,655,389,832
CONVERTIBLE PREFERRED STOCKS–0.85%
=†πCanva, Inc. Series A	52	55,467
=†πCanva, Inc. Series A-3	18	19,200
=†πCanva, Inc. Series A-4	3	3,200
=†πCelonis SE Series D	6,459	1,158,486
=†πDatabricks, Inc. Series I	50,702	3,726,597
=†πFormagrid, Inc. Series F	10,238	492,038
=†πGM Cruise Holdings LLC Class F	126,000	735,840
=†πGM Cruise Holdings LLC Class G	70,430	411,311
=†πNuro, Inc. Series C	189,324	774,335
=†πNuro, Inc. Series D	41,493	169,706
=†πRappi, Inc. Series E	36,866	837,596
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS (continued)
=†πRedwood Materials, Inc. Series C	40,061	$2,063,943
=†πRedwood Materials, Inc. Series D	41,085	2,116,699
=†πSila Nanotechnologies, Inc. Series F	35,141	687,140
=†πWaymo LLC Series A-2	17,257	1,064,757
Total Convertible Preferred Stocks (Cost $24,627,292)		14,316,315

MONEY MARKET FUND–0.73%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	12,241,574	12,241,574
Total Money Market Fund (Cost $12,241,574)		12,241,574

TOTAL INVESTMENTS–100.08% (Cost $1,003,239,426)	1,681,947,721
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(1,293,592)
NET ASSETS APPLICABLE TO 27,804,199 SHARES OUTSTANDING–100.00%	$1,680,654,129
NET ASSET VALUE PER SHARE–LVIP ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND STANDARD CLASS ($1,272,454,146 / 20,794,909 Shares)	$61.191
NET ASSET VALUE PER SHARE–LVIP ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND SERVICE CLASS ($408,199,983 / 7,009,290 Shares)	$58.237
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$480,341,333
Distributable earnings/(accumulated loss)	1,200,312,796
TOTAL NET ASSETS	$1,680,654,129

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2024, the aggregate value of restricted securities was $22,131,952, which represented 1.32% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP AllianceBernstein Large Cap Growth Fund-2

LVIP AllianceBernstein Large Cap Growth Fund
Statement of Net Assets (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
ANT Group Co. Ltd.	8/14/2023	$1,516,388	$1,529,429
Canva, Inc.	12/17/2021	1,491,142	933,328
Canva, Inc. Series A	12/17/2021	88,616	55,467
Canva, Inc. Series A-3	12/17/2021	30,675	19,200
Canva, Inc. Series A-4	12/17/2021	5,113	3,200
Celonis SE	6/17/2021	790,241	383,292
Celonis SE Series D	6/17/2021	2,388,489	1,158,486
Databricks, Inc. Series I	9/14/2023	3,726,597	3,726,597
Epic Games, Inc.	6/18/2020	4,238,405	3,923,400
Formagrid, Inc. Series F	12/8/2021	1,917,419	492,038
GM Cruise Holdings LLC Class F	5/8/2019	2,299,500	735,840
GM Cruise Holdings LLC Class G	1/21/2021	1,855,831	411,311
Magic Leap, Inc. Class A	9/20/2021	2,280,091	0
Nuro, Inc. Series C	10/30/2020	2,471,549	774,335
Nuro, Inc. Series D	10/29/2021	864,951	169,706
Rappi, Inc. Series E	9/8/2020	2,202,598	837,596
Redwood Materials, Inc. Series C	5/28/2021	1,899,030	2,063,943
Redwood Materials, Inc. Series D	3/6/2023	1,944,746	2,116,699
Sila Nanotechnologies, Inc. Series F	1/7/2021	1,450,368	687,140
Stripe, Inc. Class B	12/17/2019	631,334	1,046,188
Waymo LLC Series A-2	5/8/2020	1,481,810	1,064,757
Total		$35,574,893	$22,131,952

★Includes $166,596 payable for securities purchased, $1,413,605 payable for fund shares redeemed, $28,320 other accrued expenses payable,
$897,972 due to manager and affiliates, $18,322 payable for audit fee and $64,564 payable for fund accounting fee as of June 30, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
LVIP AllianceBernstein Large Cap Growth Fund-3

LVIP AllianceBernstein Large Cap Growth Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$4,254,926
Foreign taxes withheld	(28,717)
4,226,209
EXPENSES:
Management fees	5,063,364
Distribution fees-Service Class	489,871
Shareholder servicing fees	233,914
Accounting and administration expenses	142,901
Reports and statements to shareholders	68,950
Professional fees	39,024
Trustees’ fees and expenses	25,215
Custodian fees	7,126
Pricing fees	3,360
Consulting fees	1,664
Other	34,520
6,109,909
Less:
Management fees waived	(353,067)
Total operating expenses	5,756,842
NET INVESTMENT LOSS	(1,530,633)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	529,138,732
Foreign currencies	(267,615)
Net realized gain	528,871,117
Net change in unrealized appreciation (depreciation) of:
Investments	(236,508,330)
Foreign currencies	(127)
Net change in unrealized appreciation (depreciation)	(236,508,457)
NET REALIZED AND UNREALIZED GAIN	292,362,660
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$290,832,027
See accompanying notes, which are an integral part of the financial statements.

LVIP AllianceBernstein Large Cap Growth Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(1,530,633)	$(3,021,855)
Net realized gain	528,871,117	100,023,975
Net change in unrealized appreciation (depreciation)	(236,508,457)	461,990,949
Net increase in net assets resulting from operations	290,832,027	558,993,069
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	35,380,859	64,345,231
Service Class	12,906,101	43,418,266
	48,286,960	107,763,497
Cost of shares redeemed:
Standard Class	(146,867,185)	(353,264,330)
Service Class	(45,852,021)	(87,450,915)
	(192,719,206)	(440,715,245)
Decrease in net assets derived from capital share transactions	(144,432,246)	(332,951,748)
NET INCREASE IN NET ASSETS	146,399,781	226,041,321
NET ASSETS:
Beginning of period	1,534,254,348	1,308,213,027
End of period	$1,680,654,129	$1,534,254,348
See accompanying notes, which are an integral part of the financial statements.
LVIP AllianceBernstein Large Cap Growth Fund-4

LVIP AllianceBernstein Large Cap Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP AllianceBernstein Large Cap Growth Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$51.096	$34.921	$72.325	$64.603	$49.150	$39.805
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.037)	(0.063)	(0.123)	(0.245)	(0.114)	0.046
Net realized and unrealized gain (loss)	10.132	16.238	(28.898)	13.460	17.835	12.109
Total from investment operations	10.095	16.175	(29.021)	13.215	17.721	12.155
Less dividends and distributions from:
Net investment income	—	—	—	—	—	(0.034)
Net realized gain	—	—	(8.383)	(5.493)	(2.268)	(2.776)
Total dividends and distributions	—	—	(8.383)	(5.493)	(2.268)	(2.810)
Net asset value, end of period	$61.191	$51.096	$34.921	$72.325	$64.603	$49.150
Total return[3]	19.76%	46.32%	(40.72% )	20.47%	36.47%	31.06%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,272,454	$1,163,390	$1,020,107	$1,354,421	$1,398,314	$1,175,892
Ratio of expenses to average net assets	0.65%	0.68%	0.67%	0.66%	0.67%	0.67%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.70%	0.70%	0.69%	0.68%	0.69%	0.69%
Ratio of net investment (loss) to average net assets	(0.12% )	(0.14% )	(0.26% )	(0.34% )	(0.21% )	0.10%
Ratio of net investment (loss) to average net assets prior to expenses waived/reimbursed	(0.17% )	(0.16% )	(0.28% )	(0.36% )	(0.23% )	0.08%
Portfolio turnover	80%	31%	33%	21%	43%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP AllianceBernstein Large Cap Growth Fund-5

LVIP AllianceBernstein Large Cap Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP AllianceBernstein Large Cap Growth Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$48.690	$33.360	$69.858	$62.709	$47.880	$38.905
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.104)	(0.165)	(0.237)	(0.411)	(0.242)	(0.069)
Net realized and unrealized gain (loss)	9.651	15.495	(27.878)	13.053	17.339	11.820
Total from investment operations	9.547	15.330	(28.115)	12.642	17.097	11.751
Less dividends and distributions from:
Net realized gain	—	—	(8.383)	(5.493)	(2.268)	(2.776)
Total dividends and distributions	—	—	(8.383)	(5.493)	(2.268)	(2.776)
Net asset value, end of period	$58.237	$48.690	$33.360	$69.858	$62.709	$47.880
Total return[3]	19.61%	45.95%	(40.87% )	20.18%	36.13%	30.73%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$408,200	$370,864	$288,106	$492,319	$446,379	$386,048
Ratio of expenses to average net assets	0.90%	0.93%	0.92%	0.91%	0.92%	0.92%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.95%	0.95%	0.94%	0.93%	0.94%	0.94%
Ratio of net investment (loss) to average net assets	(0.37% )	(0.39% )	(0.51% )	(0.59% )	(0.46% )	(0.15% )
Ratio of net investment (loss) to average net assets prior to expenses waived/reimbursed	(0.42% )	(0.41% )	(0.53% )	(0.61% )	(0.48% )	(0.17% )
Portfolio turnover	80%	31%	33%	21%	43%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP AllianceBernstein Large Cap Growth Fund-6

LVIP AllianceBernstein Large Cap Growth Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP AllianceBerstein Large Cap Growth Fund (formerly, LVIP T. Rowe Price Growth Stock Fund) (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in
LVIP AllianceBernstein Large Cap Growth Fund-7

LVIP AllianceBernstein Large Cap Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2024, the value and cost of foreign currency held by the LVIP AllianceBernstein Large Cap Growth Fund is $1,655 and $1,649 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $7,021 for the six months ended June 30, 2024. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.80% of the first $50 million of the Fund's average daily net assets; 0.75% of the next $50 million; 0.70% of the next $150 million; 0.65% of the next $250 million; and 0.60% of the Fund's average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee. Effective April 5, 2024, the waiver amount is 0.065% of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   Prior to April 5, 2024, when Fund assets were less than $1 billion, the waiver amount was 0.00%. When Fund assets were greater than $1 billion, the waiver amount was 0.025% of the first $1 billion of average daily net assets and 0.0225% of the next $1 billion. When Fund assets were greater than $2 billion, the waiver amount was 0.035% of the first $1 billion of average daily net assets and 0.0225% of the next $2 billion. When Fund assets were greater than $3 billion, the waiver amount was 0.0375% of the Fund’s average daily net assets.
Effective April 5, 2024, AllianceBernstein L.P. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. Prior to April 5, 2024, T. Rowe Price Associates Inc. was responsible for the day-to-day management of the Fund’s investment portfolio.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$67,832
Legal	10,321
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP AllianceBernstein Large Cap Growth Fund-8

LVIP AllianceBernstein Large Cap Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,933 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$773,448
Distribution fees payable to LFD	83,543
Printing and mailing fees payable to Lincoln Life	1,055
Shareholder servicing fees payable to Lincoln Life	39,926
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2024, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$1,106,765,550
Sales	1,252,131,792
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$1,003,239,426
Aggregate unrealized appreciation of investments	$722,377,903
Aggregate unrealized depreciation of investments	(43,669,608)
Net unrealized appreciation of investments	$678,708,295
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted
LVIP AllianceBernstein Large Cap Growth Fund-9

LVIP AllianceBernstein Large Cap Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Automobiles	$11,863,557	$—	$—	$11,863,557
Beverages	49,694,955	—	—	49,694,955
Biotechnology	55,426,030	—	—	55,426,030
Broadline Retail	112,038,620	—	—	112,038,620
Building Products	7,170,962	—	—	7,170,962
Chemicals	20,042,857	—	—	20,042,857
Commercial Services & Supplies	36,552,422	—	1,529,429	38,081,851
Communications Equipment	65,819,082	—	—	65,819,082
Consumer Staples Distribution & Retail	51,910,589	—	—	51,910,589
Diversified Telecommunication Services	—	—	— *	0
Electrical Equipment	8,830,295	—	—	8,830,295
Electronic Equipment, Instruments & Components	7,642,049	—	—	7,642,049
Entertainment	47,317,187	—	—	47,317,187
Financial Services	64,261,580	—	—	64,261,580
Health Care Equipment & Supplies	98,468,700	—	—	98,468,700
Health Care Providers & Services	26,012,492	—	—	26,012,492
Health Care Technology	21,124,661	—	—	21,124,661
Hotels, Restaurants & Leisure	23,312,065	—	—	23,312,065
Interactive Media & Services	182,306,224	—	—	182,306,224
Life Sciences Tools & Services	29,059,001	—	—	29,059,001
Machinery	23,808,852	—	—	23,808,852
Metals & Mining	—	—	383,292	383,292
Pharmaceuticals	77,551,184	—	—	77,551,184
Professional Services	18,181,687	—	—	18,181,687
Semiconductors & Semiconductor Equipment	275,034,880	—	—	275,034,880
Software	247,260,242	—	5,902,916	253,163,158
Specialty Retail	53,896,926	—	—	53,896,926
Textiles, Apparel & Luxury Goods	32,987,096	—	—	32,987,096
Convertible Preferred Stocks	—	—	14,316,315	14,316,315
Money Market Fund	12,241,574	—	—	12,241,574
Total Investments	$1,659,815,769	$—	$22,131,952	$1,681,947,721

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2024, there were no material transfers to or from Level 3 investments.
LVIP AllianceBernstein Large Cap Growth Fund-10

LVIP AllianceBernstein Large Cap Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended June 30, 2024.
Asset Type	Fair Value at June 30, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (c)
Common Stock	$7,815,637	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	4.0x-11.6x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	11.9x-14.4x (N/A)
			Discount Rate (a)	5.7%-75% (6.7%)
Convertible Preferred Stock	$14,316,315	Recent Transaction	#	#
		Recent Transaction	Conversion Ratio	1.191 (N/A)
		Market Comparable Companies	Enterprise Value to Gross Merchandise Value Multiple (b)	0.5x-0.6x (N/A)
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	2.6x-18.1x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	5.0x-14.4x (N/A)
		Market Comparable Companies	Enterprise Value to EBITDA multiple (b)	14.5x-25.0x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (a)	10% (N/A)
		Market Comparable Companies	Projected future value discount rate (a)	30%-35% (33%)
		Market Comparable Companies	Projected future value discount rate term	5-7 years (6 years)
		Market Comparable Companies	Present Value Factor	0.122-0.269 (0.193)
		Market Comparable Companies	Haircut (a)	80% (N/A)
Total	$22,131,952
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2023	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 06/30/24	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 06/30/24
Common Stock	$7,825,715	$—	$—	$—	$—	$—	$—	$—	$(10,078)	$7,815,637	$12,434
Convertible Preferred Stocks	14,427,549	—	—	—	—	—	—	—	(111,234)	14,316,315	(111,234)
Total	$22,253,264	$—	$—	$—	$—	$—	$—	$—	$(121,312)	$22,131,952	$(98,800)
LVIP AllianceBernstein Large Cap Growth Fund-11

LVIP AllianceBernstein Large Cap Growth Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	627,832	1,473,501
Service Class	243,929	1,036,599
Shares reinvested:
Standard Class	—	—
Service Class	—	—
	871,761	2,510,100
Shares redeemed:
Standard Class	(2,601,446)	(7,916,589)
Service Class	(851,410)	(2,056,042)
	(3,452,856)	(9,972,631)
Net decrease	(2,581,095)	(7,462,531)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable
LVIP AllianceBernstein Large Cap Growth Fund-12

LVIP AllianceBernstein Large Cap Growth Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP AllianceBernstein Large Cap Growth Fund-13

LVIP American Allocation Funds
LVIP American Balanced Allocation Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP American Allocation Funds

LVIP American Balanced Allocation Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.06%
Asset Allocation Fund–12.85%
✧American Funds®– Capital Income Builder	1,548,536	$105,610,183
		105,610,183
Equity Funds–39.27%
✧American Funds®-
American Mutual Fund	1,865,522	101,540,341
Growth Fund of America	1,568,248	115,956,258
Investment Company of America	1,841,478	105,240,495
		322,737,094
Fixed Income Funds–35.46%
✧American Funds®-
Bond Fund of America	20,284,173	226,574,214
High-Income Trust	2,572,033	24,588,639
Inflation Linked Bond Fund	2,003,100	18,448,547
Intermediate Bond Fund of America	1,772,073	21,867,383
		291,478,783
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–2.93%
✧American Funds®– Smallcap World Fund	347,756	$24,071,649
		24,071,649
International Equity Funds–9.55%
✧American Funds®-
EuroPacific Growth Fund	1,123,672	64,341,434
New World Fund	176,138	14,122,745
		78,464,179
Total Investment Companies (Cost $764,038,672)		822,361,888

TOTAL INVESTMENTS–100.06% (Cost $764,038,672)	822,361,888
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(458,284)
NET ASSETS APPLICABLE TO 73,820,226 SHARES OUTSTANDING–100.00%	$821,903,604
NET ASSET VALUE PER SHARE–LVIP AMERICAN BALANCED ALLOCATION FUND STANDARD CLASS ($50,548,731 / 4,523,486 Shares)	$11.175
NET ASSET VALUE PER SHARE–LVIP AMERICAN BALANCED ALLOCATION FUND SERVICE CLASS ($771,354,873 / 69,296,740 Shares)	$11.131
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$778,413,674
Distributable earnings/(accumulated loss)	43,489,930
TOTAL NET ASSETS	$821,903,604

✧Class R-6 shares.

★Includes $1,090,992 payable for securities purchased, $611,985 payable for fund shares redeemed, $11,062 other accrued expenses payable,
$384,974 due to manager and affiliates, $11,306 payable for audit fee and $14,740 payable for fund accounting fee as of June 30, 2024.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-1

LVIP American Growth Allocation Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.05%
Asset Allocation Fund–7.91%
✧American Funds®– Capital Income Builder	953,094	$65,001,035
		65,001,035
Equity Funds–44.91%
✧American Funds®-
American Mutual Fund	2,140,928	116,530,734
Growth Fund of America	1,632,368	120,697,280
Investment Company of America	2,303,121	131,623,347
		368,851,361
Fixed Income Funds–26.65%
✧American Funds®-
Bond Fund of America	15,406,329	172,088,697
High-Income Trust	1,714,686	16,392,396
Inflation Linked Bond Fund	1,932,141	17,795,023
Intermediate Bond Fund of America	1,022,111	12,612,849
		218,888,965
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–3.42%
✧American Funds®– Smallcap World Fund	405,786	$28,088,464
		28,088,464
International Equity Funds–17.16%
✧American Funds®-
EuroPacific Growth Fund	2,105,235	120,545,752
New World Fund	254,676	20,419,903
		140,965,655
Total Investment Companies (Cost $763,357,815)		821,795,480

TOTAL INVESTMENTS–100.05% (Cost $763,357,815)	821,795,480
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(433,768)
NET ASSETS APPLICABLE TO 73,706,370 SHARES OUTSTANDING–100.00%	$821,361,712
NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH ALLOCATION FUND STANDARD CLASS ($75,000,928 / 6,704,469 Shares)	$11.187
NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH ALLOCATION FUND SERVICE CLASS ($746,360,784 / 67,001,901 Shares)	$11.139
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$772,210,500
Distributable earnings/(accumulated loss)	49,151,212
TOTAL NET ASSETS	$821,361,712

✧Class R-6 shares.

★Includes $800,109 payable for securities purchased, $1,188,344 payable for fund shares redeemed, $10,920 other accrued expenses payable,
$379,195 due to manager and affiliates, $11,306 payable for audit fee and $14,732 payable for fund accounting fee as of June 30, 2024.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-2

LVIP American Income Allocation Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.07%
Asset Allocation Fund–12.84%
✧American Funds®– Capital Income Builder	322,927	$22,023,602
		22,023,602
Equity Funds–28.18%
✧American Funds®-
American Mutual Fund	264,899	14,418,438
Growth Fund of America	216,849	16,033,846
Investment Company of America	312,546	17,861,999
		48,314,283
Fixed Income Funds–55.42%
✧American Funds®-
Bond Fund of America	7,355,368	82,159,458
High-Income Trust	470,017	4,493,361
Inflation Linked Bond Fund	293,366	2,701,902
Intermediate Bond Fund of America	460,868	5,687,118
		95,041,839
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–1.22%
✧American Funds®– Smallcap World Fund	30,215	$2,091,504
		2,091,504
International Equity Funds–2.41%
✧American Funds®-
EuroPacific Growth Fund	42,204	2,416,581
New World Fund	21,407	1,716,400
		4,132,981
Total Investment Companies (Cost $160,985,040)		171,604,209

TOTAL INVESTMENTS–100.07% (Cost $160,985,040)	171,604,209
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(126,713)
NET ASSETS APPLICABLE TO 15,859,317 SHARES OUTSTANDING–100.00%	$171,477,496
NET ASSET VALUE PER SHARE–LVIP AMERICAN INCOME ALLOCATION FUND STANDARD CLASS ($16,273,046 / 1,501,142 Shares)	$10.840
NET ASSET VALUE PER SHARE–LVIP AMERICAN INCOME ALLOCATION FUND SERVICE CLASS ($155,204,450 / 14,358,175 Shares)	$10.809
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$166,955,203
Distributable earnings/(accumulated loss)	4,522,293
TOTAL NET ASSETS	$171,477,496

✧Class R-6 shares.

★Includes $363,169 payable for securities purchased, $114,061 payable for fund shares redeemed, $3,647 other accrued expenses payable,
$78,654 due to manager and affiliates, $11,306 payable for audit fee and $14,600 payable for fund accounting fee as of June 30, 2024.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-3

LVIP American Allocation Funds
Statements of Operations
Six Months Ended June 30, 2024 (unaudited)
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
INVESTMENT INCOME:
Dividends	$9,821,524	$8,187,996	$2,718,795
EXPENSES:
Distribution fees-Service Class	1,343,009	1,291,615	275,439
Management fees	1,020,561	1,009,887	215,998
Shareholder servicing fees	118,385	117,147	25,056
Accounting and administration expenses	55,256	54,657	23,087
Professional fees	22,694	22,550	16,659
Trustees’ fees and expenses	13,126	12,834	2,817
Reports and statements to shareholders	5,865	6,384	3,060
Custodian fees	3,238	2,981	2,305
Consulting fees	1,393	1,384	1,170
Other	12,217	12,277	3,014
	2,595,744	2,531,716	568,605
Less:
Management fees waived	(163,290)	(141,384)	(34,560)
Total operating expenses	2,432,454	2,390,332	534,045
NET INVESTMENT INCOME	7,389,070	5,797,664	2,184,750
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(3,719,883)	(746,138)	(1,586,150)
Distributions from unaffiliated investment companies	1,683,448	2,882,140	119,928
Net change in unrealized appreciation (depreciation) of investments	40,104,831	44,805,805	5,428,063
NET REALIZED AND UNREALIZED GAIN	38,068,396	46,941,807	3,961,841
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,457,466	$52,739,471	$6,146,591
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-4

LVIP American Allocation Funds
Statements of Changes in Net Assets
	LVIP American Balanced Allocation Fund		LVIP American Growth Allocation Fund		LVIP American Income Allocation Fund
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,389,070	$17,683,912	$5,797,664	$15,381,193	$2,184,750	$4,351,832
Net realized gain (loss)	(2,036,435)	(9,746,404)	2,136,002	(7,603,039)	(1,466,222)	(4,137,421)
Net change in unrealized appreciation (depreciation)	40,104,831	92,737,276	44,805,805	98,158,184	5,428,063	17,011,023
Net increase in net assets resulting from operations	45,457,466	100,674,784	52,739,471	105,936,338	6,146,591	17,225,434
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(11,106,988)	—	(14,762,940)	—	(1,476,528)
Service Class	—	(174,397,768)	—	(191,746,358)	—	(17,199,538)
Return of capital:
Standard Class	—	(127,308)	—	(89,784)	—	(15,538)
Service Class	—	(2,070,234)	—	(1,307,416)	—	(190,473)
	—	(187,702,298)	—	(207,906,498)	—	(18,882,077)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,494,855	4,325,945	11,342,767	24,312,640	2,012,895	3,816,602
Service Class	23,943,769	49,534,415	23,711,146	44,518,008	5,316,410	17,550,452
Reinvestment of dividends and distributions:
Standard Class	—	11,234,296	—	14,852,724	—	1,492,066
Service Class	—	176,468,002	—	193,053,774	—	17,390,011
	27,438,624	241,562,658	35,053,913	276,737,146	7,329,305	40,249,131
Cost of shares redeemed:
Standard Class	(3,117,676)	(9,057,062)	(6,700,741)	(4,696,333)	(887,148)	(2,793,321)
Service Class	(68,330,145)	(127,701,367)	(63,272,888)	(130,095,149)	(17,689,232)	(35,209,483)
	(71,447,821)	(136,758,429)	(69,973,629)	(134,791,482)	(18,576,380)	(38,002,804)
Increase (decrease) in net assets derived from capital share transactions	(44,009,197)	104,804,229	(34,919,716)	141,945,664	(11,247,075)	2,246,327
NET INCREASE (DECREASE) IN NET ASSETS	1,448,269	17,776,715	17,819,755	39,975,504	(5,100,484)	589,684
NET ASSETS:
Beginning of period	820,455,335	802,678,620	803,541,957	763,566,453	176,577,980	175,988,296
End of period	$821,903,604	$820,455,335	$821,361,712	$803,541,957	$171,477,496	$176,577,980
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-5

LVIP American Balanced Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Balanced Allocation Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$10.556	$12.115	$15.250	$14.451	$13.077	$11.823
Income (loss) from investment operations:
Net investment income[2]	0.115	0.302	0.264	0.234	0.226	0.265
Net realized and unrealized gain (loss)	0.504	1.151	(2.517)	1.294	1.870	1.794
Total from investment operations	0.619	1.453	(2.253)	1.528	2.096	2.059
Less dividends and distributions from:
Net investment income	—	(0.268)	(0.262)	(0.373)	(0.262)	(0.323)
Net realized gain	—	(2.711)	(0.620)	(0.356)	(0.460)	(0.482)
Return of capital	—	(0.033)	—	—	—	—
Total dividends and distributions	—	(3.012)	(0.882)	(0.729)	(0.722)	(0.805)
Net asset value, end of period	$11.175	$10.556	$12.115	$15.250	$14.451	$13.077
Total return[3]	5.86%	13.68%	(14.63% )	10.63%	16.38%	17.63%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$50,549	$47,366	$46,216	$56,474	$49,888	$37,760
Ratio of expenses to average net assets[4]	0.27%	0.27%	0.27%	0.25%	0.26%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.31%	0.31%	0.30%	0.31%	0.30%
Ratio of net investment income to average net assets	2.14% [5]	2.53%	1.98%	1.54%	1.70%	2.07%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.10% [5]	2.49%	1.94%	1.49%	1.65%	2.02%
Portfolio turnover	8%	18%	81%	16%	22%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-6

LVIP American Balanced Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Balanced Allocation Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$10.533	$12.103	$15.232	$14.436	$13.069	$11.819
Income (loss) from investment operations:
Net investment income[2]	0.096	0.259	0.217	0.180	0.179	0.220
Net realized and unrealized gain (loss)	0.502	1.147	(2.512)	1.292	1.863	1.790
Total from investment operations	0.598	1.406	(2.295)	1.472	2.042	2.010
Less dividends and distributions from:
Net investment income	—	(0.232)	(0.214)	(0.320)	(0.215)	(0.278)
Net realized gain	—	(2.711)	(0.620)	(0.356)	(0.460)	(0.482)
Return of capital	—	(0.033)	—	—	—	—
Total dividends and distributions	—	(2.976)	(0.834)	(0.676)	(0.675)	(0.760)
Net asset value, end of period	$11.131	$10.533	$12.103	$15.232	$14.436	$13.069
Total return[3]	5.68%	13.27%	(14.92% )	10.24%	15.97%	17.22%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$771,355	$773,090	$756,462	$977,768	$934,459	$871,206
Ratio of expenses to average net assets[4]	0.62%	0.62%	0.62%	0.60%	0.61%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.66%	0.66%	0.66%	0.65%	0.66%	0.65%
Ratio of net investment income to average net assets	1.79% [5]	2.18%	1.63%	1.19%	1.35%	1.72%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.75% [5]	2.14%	1.59%	1.14%	1.30%	1.67%
Portfolio turnover	8%	18%	81%	16%	22%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-7

LVIP American Growth Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth Allocation Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$10.467	$12.453	$15.828	$14.945	$13.459	$12.168
Income (loss) from investment operations:
Net investment income[2]	0.095	0.277	0.233	0.229	0.192	0.244
Net realized and unrealized gain (loss)	0.625	1.325	(2.740)	1.393	2.057	2.099
Total from investment operations	0.720	1.602	(2.507)	1.622	2.249	2.343
Less dividends and distributions from:
Net investment income	—	(0.258)	(0.214)	(0.345)	(0.219)	(0.314)
Net realized gain	—	(3.308)	(0.654)	(0.394)	(0.544)	(0.738)
Return of capital	—	(0.022)	—	—	—	—
Total dividends and distributions	—	(3.588)	(0.868)	(0.739)	(0.763)	(1.052)
Net asset value, end of period	$11.187	$10.467	$12.453	$15.828	$14.945	$13.459
Total return[3]	6.88%	14.95%	(15.66% )	10.88%	17.21%	19.61%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$75,001	$65,735	$38,766	$29,845	$20,171	$17,758
Ratio of expenses to average net assets[4]	0.27%	0.27%	0.27%	0.25%	0.26%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.31%	0.31%	0.30%	0.31%	0.30%
Ratio of net investment income to average net assets	1.76% [5]	2.33%	1.72%	1.45%	1.42%	1.84%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.72% [5]	2.29%	1.68%	1.40%	1.37%	1.79%
Portfolio turnover	9%	19%	85%	15%	19%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-8

LVIP American Growth Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth Allocation Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$10.441	$12.439	$15.809	$14.928	$13.450	$12.163
Income (loss) from investment operations:
Net investment income[2]	0.075	0.238	0.187	0.173	0.145	0.197
Net realized and unrealized gain (loss)	0.623	1.315	(2.738)	1.391	2.048	2.095
Total from investment operations	0.698	1.553	(2.551)	1.564	2.193	2.292
Less dividends and distributions from:
Net investment income	—	(0.221)	(0.165)	(0.289)	(0.171)	(0.267)
Net realized gain	—	(3.308)	(0.654)	(0.394)	(0.544)	(0.738)
Return of capital	—	(0.022)	—	—	—	—
Total dividends and distributions	—	(3.551)	(0.819)	(0.683)	(0.715)	(1.005)
Net asset value, end of period	$11.139	$10.441	$12.439	$15.809	$14.928	$13.450
Total return[3]	6.69%	14.55%	(15.96% )	10.50%	16.79%	19.20%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$746,361	$737,807	$724,801	$949,809	$919,720	$859,184
Ratio of expenses to average net assets[4]	0.62%	0.62%	0.62%	0.60%	0.61%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.66%	0.66%	0.66%	0.65%	0.66%	0.65%
Ratio of net investment income to average net assets	1.41% [5]	1.98%	1.37%	1.10%	1.07%	1.49%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.37% [5]	1.94%	1.33%	1.05%	1.02%	1.44%
Portfolio turnover	9%	19%	85%	15%	19%	12%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-9

LVIP American Income Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Income Allocation Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$10.446	$10.585	$13.143	$12.804	$11.701	$11.012
Income (loss) from investment operations:
Net investment income[2]	0.150	0.301	0.261	0.198	0.226	0.267
Net realized and unrealized gain (loss)	0.244	0.779	(2.036)	0.745	1.415	1.287
Total from investment operations	0.394	1.080	(1.775)	0.943	1.641	1.554
Less dividends and distributions from:
Net investment income	—	(0.303)	(0.275)	(0.409)	(0.281)	(0.286)
Net realized gain	—	(0.903)	(0.508)	(0.195)	(0.257)	(0.579)
Return of capital	—	(0.013)	—	—	—	—
Total dividends and distributions	—	(1.219)	(0.783)	(0.604)	(0.538)	(0.865)
Net asset value, end of period	$10.840	$10.446	$10.585	$13.143	$12.804	$11.701
Total return[3]	3.78%	10.77%	(13.39% )	7.39%	14.17%	14.30%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,273	$14,561	$12,139	$12,452	$11,783	$10,924
Ratio of expenses to average net assets[4]	0.30%	0.30%	0.30%	0.28%	0.29%	0.28%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.34%	0.34%	0.34%	0.33%	0.34%	0.33%
Ratio of net investment income to average net assets	2.85% [5]	2.81%	2.25%	1.49%	1.87%	2.28%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.81% [5]	2.77%	2.21%	1.44%	1.82%	2.23%
Portfolio turnover	10%	24%	91%	18%	25%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-10

LVIP American Income Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Income Allocation Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$10.434	$10.576	$13.130	$12.793	$11.694	$11.009
Income (loss) from investment operations:
Net investment income[2]	0.131	0.263	0.221	0.151	0.184	0.225
Net realized and unrealized gain (loss)	0.244	0.776	(2.034)	0.743	1.411	1.285
Total from investment operations	0.375	1.039	(1.813)	0.894	1.595	1.510
Less dividends and distributions from:
Net investment income	—	(0.265)	(0.233)	(0.362)	(0.239)	(0.246)
Net realized gain	—	(0.903)	(0.508)	(0.195)	(0.257)	(0.579)
Return of capital	—	(0.013)	—	—	—	—
Total dividends and distributions	—	(1.181)	(0.741)	(0.557)	(0.496)	(0.825)
Net asset value, end of period	$10.809	$10.434	$10.576	$13.130	$12.793	$11.694
Total return[3]	3.59%	10.40%	(13.70% )	7.01%	13.77%	13.90%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$155,204	$162,017	$163,849	$212,910	$209,799	$194,599
Ratio of expenses to average net assets[4]	0.65%	0.65%	0.65%	0.63%	0.64%	0.63%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.69%	0.69%	0.69%	0.68%	0.69%	0.68%
Ratio of net investment income to average net assets	2.50% [5]	2.46%	1.90%	1.14%	1.52%	1.93%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.46% [5]	2.42%	1.86%	1.09%	1.47%	1.88%
Portfolio turnover	10%	24%	91%	18%	25%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-11

LVIP American Allocation Funds
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Balanced Allocation Fund, LVIP American Growth Allocation Fund and LVIP American Income Allocation Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Funds’ shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in series of the American Funds® family of funds (collectively, the “Underlying Funds”). The Underlying Funds, which are advised by an unaffiliated adviser, invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, each Fund may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP American Balanced Allocation Fund is to seek to have a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
The investment objective of the LVIP American Growth Allocation Fund is to seek to have a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
The investment objective of the LVIP American Income Allocation Fund is to seek to have a high level of current income with some consideration given to growth of capital.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2024, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP American Allocation Funds-12

LVIP American Allocation Funds
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount for LVIP American Growth Allocation Fund is 0.035% and for LVIP American Balanced Allocation Fund and LVIP American Income Allocation Fund  is 0.04% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Administrative	$34,767	$34,271	$7,395
Legal	5,290	5,215	1,125
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2024, these fees were as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Printing and mailing	$959	$1,616	$1,068
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2024, each Fund had liabilities payable to affiliates as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Management fees payable to LFI	$141,866	$144,944	$29,696
Distribution fees payable to LFD	221,937	214,700	44,857
Printing and mailing fees payable to Lincoln Life	1,580	—	—
Shareholder servicing fees payable to Lincoln Life	19,591	19,551	4,101
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
LVIP American Allocation Funds-13

LVIP American Allocation Funds
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2024, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Purchases	$69,260,076	$69,921,344	$17,594,427
Sales	104,228,908	96,195,466	26,547,616
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Cost of investments	$764,038,672	$763,357,815	$160,985,040
Aggregate unrealized appreciation of investments	$77,586,267	$80,284,829	$17,781,068
Aggregate unrealized depreciation of investments	(19,263,051)	(21,847,164)	(7,161,899)
Net unrealized appreciation of investments	$58,323,216	$58,437,665	$10,619,169
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statements of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2024:
Level 1	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Investments:
Assets:
Investment Companies	$822,361,888	$821,795,480	$171,604,209
There were no Level 3 investments at the beginning or end of the period.
LVIP American Allocation Funds-14

LVIP American Allocation Funds
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP American Balanced Allocation Fund		LVIP American Growth Allocation Fund		LVIP American Income Allocation Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/24	12/31/23	6/30/24	12/31/23	6/30/24	12/31/23
Shares sold:
Standard Class	323,733	375,293	1,046,439	2,093,315	190,746	357,833
Service Class	2,211,906	4,268,789	2,191,081	3,674,014	500,870	1,620,894
Shares reinvested:
Standard Class	—	1,107,154	—	1,485,648	—	146,569
Service Class	—	17,474,276	—	19,427,387	—	1,716,402
	2,535,639	23,225,512	3,237,520	26,680,364	691,616	3,841,698
Shares redeemed:
Standard Class	(287,368)	(809,999)	(622,424)	(411,507)	(83,643)	(257,232)
Service Class	(6,311,486)	(10,850,119)	(5,856,888)	(10,702,278)	(1,670,686)	(3,301,351)
	(6,598,854)	(11,660,118)	(6,479,312)	(11,113,785)	(1,754,329)	(3,558,583)
Net increase (decrease)	(4,063,215)	11,565,394	(3,241,792)	15,566,579	(1,062,713)	283,115
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Funds had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP American Allocation Funds-15

LVIP American Century Balanced Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP American Century Balanced Fund

LVIP American Century Balanced Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.15%
•Fannie Mae Connecticut Avenue Securities Series 2017-C03 1M2C 8.45% (SOFR30A + 3.11%) 10/25/29	40,000	$41,200
*Fannie Mae REMICs Series 2023-39 AI 2.00% 7/25/52	3,307,875	415,687
•Freddie Mac STACR REMIC Trust Series 2023-HQA2 M1A 7.34% (SOFR30A + 2.00%) 6/25/43	112,134	113,122
Total Agency Collateralized Mortgage Obligations (Cost $568,254)		570,009
AGENCY MORTGAGE-BACKED SECURITIES–12.18%
•Fannie Mae ARM 3.19% (RFUCCT1Y + 1.61%) 3/1/47	18,624	17,684
Fannie Mae S.F. 15 yr
2.00% 5/1/36	283,014	250,996
2.00% 11/1/36	1,064,373	940,898
2.00% 1/1/37	395,578	349,703
2.50% 12/1/36	728,115	661,272
Fannie Mae S.F. 30 yr
2.00% 3/1/51	134,780	106,204
2.00% 3/1/52	1,039,523	823,457
2.50% 6/1/50	577,675	476,751
2.50% 10/1/50	784,558	643,184
2.50% 12/1/50	210,284	172,256
2.50% 2/1/51	916,558	758,628
2.50% 12/1/51	636,863	525,739
2.50% 2/1/52	216,581	178,176
2.50% 3/1/52	464,490	384,960
3.00% 2/1/50	105,998	91,513
3.00% 6/1/51	47,514	41,386
3.00% 2/1/52	1,346,776	1,154,492
3.00% 3/1/52	534,049	461,959
3.00% 4/1/52	189,516	162,465
3.00% 5/1/52	382,345	331,744
3.00% 6/1/52	171,103	148,458
3.50% 5/1/42	117,445	107,897
3.50% 6/1/42	29,781	27,321
3.50% 4/1/52	250,158	221,515
3.50% 5/1/52	2,275,887	2,027,786
3.50% 6/1/52	599,121	537,878
4.00% 4/1/52	930,119	857,599
4.00% 5/1/52	1,123,610	1,028,281
4.50% 9/1/41	11,028	10,708
4.50% 7/1/52	513,663	484,956
4.50% 9/1/52	313,257	299,667
5.00% 8/1/52	1,226,113	1,187,927
5.00% 9/1/52	361,456	353,215
5.00% 10/1/52	1,129,795	1,093,969
5.00% 1/1/53	949,115	919,128
5.50% 10/1/52	580,958	574,272
5.50% 1/1/53	1,006,328	996,182
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 9/1/53	1,536,892	$1,546,185
6.50% 1/1/53	1,016,238	1,038,274
Freddie Mac S.F. 15 yr 2.00% 6/1/36	674,469	596,909
Freddie Mac S.F. 30 yr
2.00% 8/1/51	584,650	460,710
2.50% 5/1/51	679,694	560,502
2.50% 8/1/51	888,095	728,122
2.50% 10/1/51	290,341	241,528
3.00% 1/1/50	574,892	490,106
3.00% 7/1/51	327,262	281,208
3.00% 12/1/51	483,889	412,694
3.00% 2/1/52	316,299	271,656
3.00% 6/1/52	238,682	205,246
3.50% 2/1/49	855,645	773,185
3.50% 5/1/50	108,703	97,308
3.50% 5/1/51	466,607	418,248
3.50% 5/1/52	422,699	377,832
4.00% 5/1/52	972,575	895,298
4.00% 6/1/52	1,231,371	1,139,058
4.50% 8/1/52	146,061	139,541
4.50% 10/1/52	1,538,050	1,451,150
5.00% 7/1/52	236,576	231,183
5.50% 11/1/52	148,821	147,290
5.50% 12/1/52	179,145	177,207
6.00% 11/1/52	1,109,896	1,118,370
6.00% 1/1/53	635,880	639,127
6.00% 3/1/53	1,932,241	1,940,521
6.50% 11/1/53	650,728	663,994
GNMA I S.F. 30 yr
4.50% 1/15/40	9,814	9,553
4.50% 6/15/41	17,418	16,904
6.50% 5/15/28	542	551
7.00% 5/15/31	5,107	5,233
7.50% 8/15/26	797	799
GNMA II S.F. 30 yr
2.00% 10/20/50	1,593,003	1,290,075
2.50% 11/20/50	640,407	531,989
2.50% 2/20/51	613,493	516,812
2.50% 9/20/51	398,709	335,220
2.50% 12/20/51	650,504	546,880
3.00% 5/20/50	195,677	171,155
3.00% 7/20/50	517,795	451,106
3.00% 7/20/51	490,030	427,710
3.50% 6/20/51	482,408	435,570
4.00% 9/20/52	1,390,340	1,284,785
4.50% 9/20/52	1,327,095	1,263,507
4.50% 10/20/52	1,085,174	1,035,023
5.00% 4/20/53	592,422	577,088
5.50% 4/20/53	765,836	760,154
LVIP American Century Balanced Fund-1

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
7.00% 4/20/26	835	$851
Total Agency Mortgage-Backed Securities (Cost $47,993,134)		46,113,643
AGENCY OBLIGATIONS–0.54%
Federal Home Loan Mortgage Corp. 6.25% 7/15/32	700,000	783,380
Federal National Mortgage Association
0.75% 10/8/27	600,000	531,019
0.88% 8/5/30	800,000	648,110
Tennessee Valley Authority 1.50% 9/15/31	100,000	81,368
Total Agency Obligations (Cost $2,168,312)		2,043,877
ΔCORPORATE BONDS–9.48%
Belgium–0.10%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70% 2/1/36	385,000	367,049
		367,049
Brazil–0.01%
Suzano Austria GmbH 3.75% 1/15/31	25,000	21,782
		21,782
Canada–0.11%
Canadian Imperial Bank of Commerce 6.09% 10/3/33	59,000	61,137
Open Text Corp. 6.90% 12/1/27	336,000	348,719
		409,856
Denmark–0.15%
μDanske Bank AS
1.55% 9/10/27	200,000	183,652
5.71% 3/1/30	200,000	200,558
7.00% 6/26/25	200,000	199,750
		583,960
France–0.27%
μBNP Paribas SA
5.34% 6/12/29	250,000	249,768
5.50% 5/20/30	215,000	214,145
μBPCE SA
6.51% 1/18/35	85,000	85,092
7.00% 10/19/34	250,000	267,253
μSociete Generale SA 8.00% 9/29/25	200,000	199,769
		1,016,027
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Germany–0.10%
μCommerzbank AG 7.00% 4/9/25	200,000	$198,514
μDeutsche Bank AG 7.50% 4/30/25	200,000	196,819
		395,333
Ireland–0.14%
Avolon Holdings Funding Ltd.
5.75% 3/1/29	111,000	110,372
6.38% 5/4/28	205,000	208,180
Icon Investments Six DAC 6.00% 5/8/34	200,000	204,314
		522,866
Italy–0.05%
μIntesa Sanpaolo SpA 7.70% 9/17/25	200,000	199,485
		199,485
Mexico–0.06%
Petroleos Mexicanos 5.95% 1/28/31	265,000	213,554
		213,554
Netherlands–0.09%
JDE Peet's NV 2.25% 9/24/31	197,000	159,017
Shell International Finance BV
2.38% 11/7/29	120,000	105,869
4.38% 5/11/45	70,000	59,671
		324,557
Norway–0.01%
Equinor ASA 3.25% 11/18/49	70,000	48,975
		48,975
Spain–0.05%
μBanco Bilbao Vizcaya Argentaria SA 6.50% 3/5/25	200,000	198,563
		198,563
Switzerland–0.25%
μUBS Group AG
6.44% 8/11/28	250,000	256,322
6.88% (USSW5 + 4.59%) 8/7/25	200,000	198,491
9.02% 11/15/33	425,000	512,234
		967,047
United Kingdom–0.25%
μBarclays PLC 6.13% 12/15/25	225,000	220,498
μLloyds Banking Group PLC
5.72% 6/5/30	215,000	216,747
7.50% 9/27/25	200,000	199,928
μNatWest Group PLC 6.00% 12/29/25	200,000	195,647
LVIP American Century Balanced Fund-2

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United Kingdom (continued)
WPP Finance 2010 3.75% 9/19/24	129,000	$128,269
		961,089
United States–7.84%
AbbVie, Inc.
5.35% 3/15/44	111,000	109,716
5.40% 3/15/54	64,000	63,284
AGCO Corp. 5.80% 3/21/34	121,000	120,528
Agree LP 2.90% 10/1/30	160,000	137,908
Air Lease Corp. 5.20% 7/15/31	82,000	80,137
American Electric Power Co., Inc. 5.20% 1/15/29	185,000	184,002
Amgen, Inc.
4.05% 8/18/29	160,000	153,036
5.65% 3/2/53	190,000	187,120
Apple, Inc.
2.70% 8/5/51	275,000	174,655
3.95% 8/8/52	10,000	8,124
Arizona Public Service Co. 5.70% 8/15/34	123,000	122,808
Ashtead Capital, Inc. 5.95% 10/15/33	200,000	200,378
AT&T, Inc.
4.50% 5/15/35	152,000	139,978
4.85% 3/1/39	280,000	256,471
4.90% 8/15/37	112,000	104,836
Athene Holding Ltd. 6.25% 4/1/54	102,000	102,066
AutoZone, Inc.
4.00% 4/15/30	110,000	103,435
5.10% 7/15/29	62,000	61,743
6.55% 11/1/33	84,000	90,185
μBank of America Corp.
5.29% 4/25/34	470,000	465,067
5.47% 1/23/35	280,000	279,717
μBank of New York Mellon Corp. 6.47% 10/25/34	85,000	91,672
Black Hills Corp. 6.00% 1/15/35	83,000	83,491
BlackRock Funding, Inc. 5.00% 3/14/34	71,000	70,448
Blackstone Private Credit Fund
5.95% 7/16/29	35,000	34,278
7.30% 11/27/28	45,000	46,630
Blue Owl Capital Corp. 3.40% 7/15/26	106,000	99,879
Blue Owl Credit Income Corp. 6.60% 9/15/29	220,000	217,019
Boeing Co.
5.81% 5/1/50	183,000	164,920
6.30% 5/1/29	90,000	91,265
6.53% 5/1/34	133,000	136,179
BP Capital Markets America, Inc. 3.06% 6/17/41	100,000	72,865
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Bristol-Myers Squibb Co.
5.50% 2/22/44	63,000	$62,277
5.55% 2/22/54	165,000	162,671
Brixmor Operating Partnership LP 5.50% 2/15/34	85,000	83,524
Burlington Northern Santa Fe LLC
3.30% 9/15/51	70,000	48,694
4.15% 4/1/45	115,000	95,202
5.20% 4/15/54	66,000	63,224
5.50% 3/15/55	40,000	40,073
Carnival Corp. 4.00% 8/1/28	115,000	107,999
Carrier Global Corp. 6.20% 3/15/54	38,000	40,684
Centene Corp.
2.45% 7/15/28	225,000	199,762
3.38% 2/15/30	136,000	120,715
4.63% 12/15/29	85,000	80,395
CenterPoint Energy Houston Electric LLC 4.45% 10/1/32	140,000	132,559
μCharles Schwab Corp.
6.14% 8/24/34	70,000	72,894
6.20% 11/17/29	85,000	88,403
Charter Communications Operating LLC/Charter Communications Operating Capital 5.38% 4/1/38	200,000	174,144
Cheniere Energy, Inc.
4.63% 10/15/28	160,000	155,280
5.65% 4/15/34	63,000	63,050
μCitigroup, Inc.
3.67% 7/24/28	205,000	195,412
4.41% 3/31/31	65,000	61,950
5.17% 2/13/30	80,000	79,534
5.83% 2/13/35	260,000	257,293
6.27% 11/17/33	145,000	151,863
CNO Financial Group, Inc. 6.45% 6/15/34	117,000	116,888
Columbia Pipelines Operating Co. LLC 6.04% 11/15/33	150,000	153,288
Comcast Corp.
2.94% 11/1/56	180,000	108,579
3.75% 4/1/40	125,000	101,683
Commonwealth Edison Co. 5.30% 2/1/53	56,000	52,861
Corebridge Financial, Inc. 5.75% 1/15/34	70,000	70,464
Cox Communications, Inc. 3.15% 8/15/24	37,000	36,859
CRH America Finance, Inc. 5.40% 5/21/34	200,000	198,177
CVS Health Corp.
5.63% 2/21/53	50,000	46,415
5.70% 6/1/34	156,000	155,579
6.00% 6/1/44	170,000	166,588
LVIP American Century Balanced Fund-3

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Diamondback Energy, Inc.
5.40% 4/18/34	115,000	$113,855
5.75% 4/18/54	60,000	58,166
6.25% 3/15/33	130,000	135,967
Dominion Energy, Inc. 4.90% 8/1/41	90,000	79,216
Dow Chemical Co. 4.38% 11/15/42	50,000	41,212
DTE Energy Co.
4.88% 6/1/28	75,000	73,822
5.85% 6/1/34	120,000	121,737
Duke Energy Corp.
2.55% 6/15/31	90,000	75,348
μ4.88% 9/16/24	155,000	153,659
5.00% 8/15/52	80,000	69,499
Duke Energy Florida LLC 1.75% 6/15/30	140,000	116,163
Duke Energy Progress LLC
2.00% 8/15/31	160,000	130,464
4.15% 12/1/44	235,000	189,263
5.35% 3/15/53	50,000	46,884
Duke University 3.30% 10/1/46	110,000	82,250
Duke University Health System, Inc. 3.92% 6/1/47	30,000	24,242
Eli Lilly & Co. 5.00% 2/9/54	89,000	84,993
Encore Capital Group, Inc. 8.50% 5/15/30	220,000	223,811
Energy Transfer LP
5.55% 5/15/34	182,000	180,122
6.13% 12/15/45	140,000	137,257
6.55% 12/1/33	65,000	68,885
EPR Properties
3.75% 8/15/29	45,000	40,122
4.95% 4/15/28	215,000	205,807
EQT Corp. 3.63% 5/15/31	90,000	79,397
Essential Properties LP 2.95% 7/15/31	126,000	103,660
Fifth Third Bancorp 8.25% 3/1/38	245,000	289,724
Florida Power & Light Co.
2.45% 2/3/32	154,000	128,295
4.13% 2/1/42	69,000	58,036
Ford Motor Credit Co. LLC
5.85% 5/17/27	200,000	199,976
6.05% 3/5/31	200,000	200,223
7.20% 6/10/30	200,000	210,383
Fox Corp.
5.48% 1/25/39	80,000	76,271
6.50% 10/13/33	50,000	52,376
GE Capital Funding LLC 4.55% 5/15/32	200,000	190,907
General Motors Financial Co., Inc.
5.60% 6/18/31	120,000	119,102
5.95% 4/4/34	138,000	138,118
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
General Motors Financial Co., Inc. (continued)
6.10% 1/7/34	100,000	$101,082
Glencore Funding LLC
5.63% 4/4/34	60,000	59,079
5.89% 4/4/54	40,000	38,455
6.50% 10/6/33	70,000	72,918
GLP Capital LP/GLP Financing II, Inc. 5.38% 4/15/26	80,000	79,347
μGoldman Sachs Group, Inc.
5.85% 4/25/35	366,000	374,904
6.48% 10/24/29	295,000	307,993
Golub Capital BDC, Inc. 7.05% 12/5/28	119,000	121,501
GXO Logistics, Inc.
6.25% 5/6/29	180,000	183,096
6.50% 5/6/34	90,000	91,333
HCA, Inc.
5.45% 4/1/31	84,000	83,940
5.60% 4/1/34	185,000	183,885
5.90% 6/1/53	130,000	126,598
Home Depot, Inc.
4.95% 6/25/34	128,000	126,666
5.30% 6/25/54	104,000	101,541
Honeywell International, Inc. 5.25% 3/1/54	120,000	116,442
Host Hotels & Resorts LP 5.70% 7/1/34	109,000	107,122
Humana, Inc. 5.75% 4/15/54	90,000	86,726
Hyundai Capital America
6.20% 9/21/30	93,000	96,626
6.50% 1/16/29	50,000	52,212
Indianapolis Power & Light Co. 5.70% 4/1/54	61,000	59,689
Ingersoll Rand, Inc.
5.45% 6/15/34	39,000	39,338
5.70% 8/14/33	80,000	81,785
5.70% 6/15/54	24,000	24,156
Intercontinental Exchange, Inc. 3.63% 9/1/28	347,000	327,110
IQVIA, Inc. 6.25% 2/1/29	179,000	183,975
Jefferies Financial Group, Inc. 6.20% 4/14/34	150,000	151,923
John Deere Capital Corp. 4.90% 3/7/31	300,000	298,547
μJPMorgan Chase & Co.
4.01% 4/23/29	136,000	130,038
5.30% 7/24/29	205,000	205,688
5.34% 1/23/35	86,000	85,486
5.77% 4/22/35	112,000	114,913
6.09% 10/23/29	329,000	339,930
6.25% 10/23/34	95,000	100,758
Kaiser Foundation Hospitals 3.00% 6/1/51	105,000	69,983
Kenvue, Inc. 4.90% 3/22/33	75,000	74,175
LVIP American Century Balanced Fund-4

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Keurig Dr Pepper, Inc. 5.20% 3/15/31	285,000	$284,431
Kite Realty Group Trust 4.75% 9/15/30	115,000	109,843
KLA Corp. 4.95% 7/15/52	125,000	116,144
Kraft Heinz Foods Co. 5.00% 6/4/42	120,000	108,502
Kyndryl Holdings, Inc.
3.15% 10/15/31	135,000	113,048
4.10% 10/15/41	83,000	62,868
Lowe's Cos., Inc. 5.63% 4/15/53	135,000	130,716
LXP Industrial Trust 6.75% 11/15/28	70,000	72,595
LYB International Finance III LLC 5.50% 3/1/34	120,000	118,729
μM&T Bank Corp. 6.08% 3/13/32	210,000	209,319
Marathon Oil Corp. 5.70% 4/1/34	140,000	142,536
Marriott International, Inc.
3.50% 10/15/32	80,000	69,263
5.30% 5/15/34	90,000	88,365
Mars, Inc. 3.88% 4/1/39	45,000	38,237
Mattel, Inc. 3.75% 4/1/29	75,000	69,168
Medline Borrower LP/Medline Co.-Issuer, Inc. 6.25% 4/1/29	177,000	179,003
MetLife, Inc. 6.40% 12/15/66	70,000	70,851
Microsoft Corp. 2.50% 9/15/50	120,000	75,545
MidAmerican Energy Co.
3.15% 4/15/50	80,000	53,406
4.40% 10/15/44	110,000	93,448
5.85% 9/15/54	136,000	139,265
μMorgan Stanley
1.16% 10/21/25	198,000	195,141
5.16% 4/20/29	112,000	111,637
5.83% 4/19/35	63,000	64,580
6.34% 10/18/33	220,000	233,528
6.63% 11/1/34	130,000	140,400
Newmont Corp./Newcrest Finance Pty. Ltd. 5.35% 3/15/34	156,000	155,755
Northern Natural Gas Co. 5.63% 2/1/54	65,000	63,645
Northern States Power Co.
3.20% 4/1/52	90,000	59,913
5.10% 5/15/53	110,000	101,382
μNorthern Trust Corp. 3.38% 5/8/32	143,000	135,100
Northrop Grumman Corp.
4.90% 6/1/34	86,000	83,630
5.15% 5/1/40	78,000	74,449
Novant Health, Inc. 3.17% 11/1/51	85,000	56,858
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Nuveen LLC 5.85% 4/15/34	52,000	$52,207
Occidental Petroleum Corp.
6.45% 9/15/36	60,000	62,670
6.63% 9/1/30	100,000	104,872
Oncor Electric Delivery Co. LLC 5.65% 11/15/33	63,000	64,624
OneMain Finance Corp. 7.50% 5/15/31	73,000	73,867
Oracle Corp. 3.60% 4/1/40	185,000	142,194
O'Reilly Automotive, Inc. 5.75% 11/20/26	130,000	131,206
Ovintiv, Inc. 6.25% 7/15/33	70,000	72,155
Pacific Gas & Electric Co.
4.20% 6/1/41	55,000	43,083
6.95% 3/15/34	60,000	64,603
PECO Energy Co. 4.38% 8/15/52	130,000	106,919
Pepperdine University 3.30% 12/1/59	105,000	67,009
Pfizer Investment Enterprises Pte. Ltd. 5.30% 5/19/53	95,000	91,629
Pine Street Trust III 6.22% 5/15/54	180,000	179,828
μPNC Financial Services Group, Inc. 5.94% 8/18/34	85,000	87,122
Public Service Co. of Colorado 1.88% 6/15/31	118,000	94,413
Public Service Enterprise Group, Inc. 6.13% 10/15/33	193,000	200,522
Realty Income Corp. 3.20% 2/15/31	80,000	70,155
Republic Services, Inc. 2.30% 3/1/30	135,000	116,736
RTX Corp.
5.38% 2/27/53	60,000	56,977
6.40% 3/15/54	150,000	163,548
Sabine Pass Liquefaction LLC 5.00% 3/15/27	180,000	178,482
Select Medical Corp. 6.25% 8/15/26	159,000	159,785
Sempra
3.25% 6/15/27	30,000	28,316
μ4.88% 10/15/25	170,000	166,739
Solventum Corp. 5.60% 3/23/34	215,000	211,168
Sprint Capital Corp.
6.88% 11/15/28	120,000	127,212
8.75% 3/15/32	235,000	282,661
Starbucks Corp. 2.55% 11/15/30	195,000	168,292
Store Capital LLC
2.70% 12/1/31	240,000	192,198
2.75% 11/18/30	100,000	82,857
Synchrony Financial 4.25% 8/15/24	145,000	144,651
LVIP American Century Balanced Fund-5

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Sysco Corp. 6.00% 1/17/34	215,000	$225,667
Take-Two Interactive Software, Inc. 5.60% 6/12/34	139,000	138,652
Tapestry, Inc.
7.35% 11/27/28	200,000	207,575
7.85% 11/27/33	76,000	80,048
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00% 1/15/32	60,000	54,056
Tenet Healthcare Corp.
5.13% 11/1/27	112,000	109,607
6.25% 2/1/27	135,000	134,911
Time Warner Cable LLC 6.55% 5/1/37	160,000	151,521
Toyota Motor Credit Corp.
5.25% 9/11/28	84,000	84,961
5.55% 11/20/30	170,000	174,630
μU.S. Bancorp 6.79% 10/26/27	195,000	200,774
U.S. Cellular Corp. 6.70% 12/15/33	73,000	77,512
Union Electric Co.
5.25% 1/15/54	60,000	55,975
5.45% 3/15/53	90,000	86,565
Union Pacific Corp. 3.55% 8/15/39	190,000	154,837
United Parcel Service, Inc. 5.50% 5/22/54	80,000	79,331
United Rentals North America, Inc. 6.00% 12/15/29	65,000	65,287
UnitedHealth Group, Inc. 5.05% 4/15/53	215,000	199,142
Universal Health Services, Inc. 1.65% 9/1/26	147,000	135,198
Utah Acquisition Sub, Inc. 3.95% 6/15/26	230,000	223,006
Veralto Corp. 5.45% 9/18/33	210,000	209,600
Verizon Communications, Inc.
2.36% 3/15/32	200,000	163,495
2.55% 3/21/31	56,000	47,578
2.99% 10/30/56	200,000	122,444
4.27% 1/15/36	43,000	38,956
4.81% 3/15/39	50,000	46,367
7.75% 12/1/30	22,000	25,040
Viatris, Inc. 4.00% 6/22/50	28,000	18,843
VICI Properties LP
5.75% 4/1/34	125,000	123,829
6.13% 4/1/54	47,000	45,117
Vistra Operations Co. LLC 6.00% 4/15/34	61,000	61,146
Warnermedia Holdings, Inc.
3.64% 3/15/25	47,000	46,271
3.79% 3/15/25	37,000	36,461
4.28% 3/15/32	130,000	113,468
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Waste Connections, Inc. 3.20% 6/1/32	142,000	$123,387
μWells Fargo & Co.
4.90% 7/25/33	65,000	62,521
5.01% 4/4/51	66,000	60,121
5.39% 4/24/34	190,000	187,828
5.56% 7/25/34	150,000	149,889
6.30% 10/23/29	345,000	358,011
Westinghouse Air Brake Technologies Corp. 5.61% 3/11/34	79,000	79,434
WP Carey, Inc. 5.38% 6/30/34	145,000	141,030
WRKCo, Inc. 3.00% 9/15/24	72,000	71,556
		29,678,642
Total Corporate Bonds (Cost $36,603,122)		35,908,785
MUNICIPAL BONDS–0.29%
California State University Series B 2.98% 11/1/51	200,000	135,861
City of Houston 3.96% 3/1/47	25,000	21,304
City of Los Angeles Department of Airports Series C 6.58% 5/15/39	25,000	26,934
Foothill-Eastern Transportation Corridor Agency Series A 4.09% 1/15/49	85,000	70,819
Golden State Tobacco Securitization Corp. Series B 2.75% 6/1/34	225,000	187,847
Michigan Strategic Fund Series A 3.23% 9/1/47	200,000	152,220
Missouri Highway & Transportation Commission 5.45% 5/1/33	20,000	20,116
New Jersey Turnpike Authority Series A 7.10% 1/1/41	85,000	97,111
Ohio Turnpike & Infrastructure Commission Series A 3.22% 2/15/48	100,000	75,844
Port Authority of New York & New Jersey 4.93% 10/1/51	40,000	38,221
Regents of the University of California Medical Center Pooled Revenue Series N 3.26% 5/15/60	100,000	66,732
State of California
4.60% 4/1/38	120,000	113,079
7.60% 11/1/40	20,000	23,961
Texas Natural Gas Securitization Finance Corp. 5.17% 4/1/41	20,000	20,035
LVIP American Century Balanced Fund-6

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
University of California Series BJ 3.07% 5/15/51	70,000	$47,854
Total Municipal Bonds (Cost $1,377,128)		1,097,938
NON-AGENCY ASSET-BACKED SECURITIES–2.59%
•ACREC LLC Series 2023-FL2 A 7.56% (TSFR01M + 2.23%) 2/19/38	182,886	183,422
•ARES XL CLO Ltd. Series 2016-40A BRR 7.39% (TSFR03M + 2.06%) 1/15/29	250,000	250,734
•Barings Private Credit Corp. CLO Ltd. Series 2023-1A A1 7.73% (TSFR03M + 2.40%) 7/15/31	181,808	181,893
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A A 2.44% 7/15/46	219,128	196,038
φBRAVO Residential Funding Trust Series 2024-CES1 A1A 6.38% 4/25/54	252,891	254,419
•Buttermilk Park CLO Ltd. Series 2018-1A A1R 6.41% (TSFR03M + 1.08%) 10/15/31	347,000	347,110
•Canyon Capital CLO Ltd. Series 2017-1A BR 7.19% (TSFR03M + 1.86%) 7/15/30	125,000	125,349
Capital Automotive REIT Series 2024-2A A1 4.90% 5/15/54	323,917	314,956
•Carlyle Global Market Strategies CLO Ltd. Series 2013-1A BRR 7.78% (TSFR03M + 2.46%) 8/14/30	225,000	225,099
Castlelake Aircraft Structured Trust Series 2017-1R A 2.74% 8/15/41	76,844	71,814
•Cerberus Loan Funding XXXI LP Series 2021-1A A 7.09% (TSFR03M + 1.76%) 4/15/32	77,429	77,430
•Cerberus Loan Funding XXXIX LP Series 2022-3A A 7.73% (TSFR03M + 2.40%) 1/20/33	194,969	195,331
DI Issuer LLC Series 2021-1A A2 3.72% 9/15/51	602,942	552,636
•Dryden 40 Senior Loan Fund Series 2015-40A AR2 6.47% (TSFR03M + 1.15%) 8/15/31	345,662	345,854
•Eagle RE Ltd. Series 2021-1 M1C 8.04% (SOFR30A + 2.70%) 10/25/33	67,655	67,724
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Edgeconnex Data Centers Issuer LLC Series 2022-1 A2 4.25% 3/25/52	328,547	$307,007
•Elmwood CLO IV Ltd. Series 2020-1A AR 6.78% (TSFR03M + 1.46%) 4/18/37	450,000	452,458
Enterprise Fleet Financing LLC Series 2024-1 A2 5.23% 3/20/30	275,000	274,179
•FS Rialto Issuer LLC Series 2022-FL6 A 7.92% (TSFR01M + 2.58%) 8/17/37	216,000	217,146
Goodgreen Trust
•Series 2018-1A A 3.93% 10/15/53	64,728	58,826
Series 2020-1A A 2.63% 4/15/55	161,226	134,065
Hotwire Funding LLC Series 2024-1A A2 5.89% 6/20/54	250,000	253,073
•KKR CLO 18 Ltd. Series 18 BR 7.19% (TSFR03M + 1.86%) 7/18/30	200,000	200,351
•KKR CLO 22 Ltd. Series 22A A 6.74% (TSFR03M + 1.41%) 7/20/31	153,278	153,463
•Madison Park Funding XXIV Ltd. Series 2016-24A AR2 6.45% (TSFR03M + 1.12%) 10/20/29	450,000	450,192
MAPS Trust Series 2021-1A A 2.52% 6/15/46	215,033	193,586
•Mountain View CLO LLC Series 2017-2A B 7.29% (TSFR03M + 1.96%) 1/16/31	175,000	175,086
•Octagon Investment Partners XV Ltd. Series 2013-1A BRR 7.09% (TSFR03M + 1.76%) 7/19/30	275,000	275,110
•Palmer Square Loan Funding Ltd. Series 2024-3A A1 6.42% (TSFR03M + 1.08%) 8/8/32	450,000	450,282
=PK Alift Loan Funding 3 LP Series 2024-1 A1 5.84% 9/15/39	300,000	299,997
•RCKT Mortgage Trust Series 2024-CES1 A1A 6.03% 2/25/44	330,173	330,464
SCF Equipment Leasing LLC
Series 2024-1A B 5.56% 4/20/32	125,000	124,926
Series 2024-1A C 5.82% 9/20/32	100,000	100,485
•Shackleton CLO Ltd. Series 2017-11A BR1 7.23% (TSFR03M + 1.91%) 8/15/30	350,000	350,080
LVIP American Century Balanced Fund-7

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC Series 2021-1A C 1.79% 11/20/37	37,288	$35,503
Subway Funding LLC Series 2024-1A A2I 6.03% 7/30/54	487,000	490,953
Switch ABS Issuer LLC Series 2024-2A A2 5.44% 6/25/54	225,000	217,942
•TCW CLO Ltd. Series 2018-1A BR 7.24% (TSFR03M + 1.91%) 4/25/31	275,000	275,474
•THL Credit Wind River CLO Ltd. Series 2013-2A BR2 7.16% (TSFR03M + 1.83%) 10/18/30	200,000	200,321
•Towd Point Mortgage Trust Series 2024-CES3 A1 6.29% 5/25/64	321,096	322,239
VSE VOI Mortgage LLC Series 2018-A B 3.72% 2/20/36	22,518	22,345
•Wind River CLO Ltd. Series 2013-1A A1RR 6.57% (TSFR03M + 1.24%) 7/20/30	33,812	33,817
Total Non-Agency Asset-Backed Securities (Cost $9,912,809)		9,789,179
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.99%
ABN AMRO Mortgage Corp. Series 2003-4 A4 5.50% 3/25/33	466	452
Bank5 Series 2024-5YR7 A3 5.77% 6/15/57	518,000	524,963
BRAVO Residential Funding Trust
φ•Series 2024-NQM2 A1 6.29% 2/25/64	503,312	505,215
•Series 2024-RPL1 A1 3.25% 10/25/63	425,000	383,558
•Chase Home Lending Mortgage Trust
Series 2024-2 A4A 6.00% 2/25/55	185,358	184,474
Series 2024-6 A4 6.00% 5/25/55	375,000	373,731
CHL Mortgage Pass-Through Trust Series 2005-17 1A11 5.50% 9/25/35	209	190
•CSMC Trust
Series 2021-NQM2 A2 1.38% 2/25/66	81,275	68,636
Series 2021-NQM6 A1 1.17% 7/25/66	86,535	71,397
•GCAT Trust
Series 2021-CM2 A1 2.35% 8/25/66	280,939	252,347
Series 2021-NQM1 A3 1.15% 1/25/66	66,507	55,526
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•GCAT Trust (continued)
Series 2024-INV2 A6 6.00% 6/25/54	268,823	$267,575
•Home RE Ltd. Series 2022-1 M1A 8.19% (SOFR30A + 2.85%) 10/25/34	60,927	61,187
JP Morgan Mortgage Trust
•Series 2020-3 A15 3.50% 8/25/50	56,122	47,839
•Series 2024-5 A6 6.00% 11/25/54	525,000	522,367
φ•Series 2024-CES1 A1A 5.92% 6/25/54	323,867	322,481
MFA Trust
•Series 2021-INV2 A3 2.26% 11/25/56	206,306	176,950
φ•Series 2024-NQM1 A1 6.58% 3/25/69	342,485	345,083
OBX Trust
•Series 2024-HYB1 A1 3.56% 3/25/53	93,981	89,786
•Series 2024-HYB2 A1 3.60% 4/25/53	164,996	157,700
φ•Series 2024-NQM7 A1 6.24% 3/25/64	172,167	172,723
•Rate Mortgage Trust Series 2024-J1 A7 6.00% 7/25/54	297,000	295,405
RCKT Mortgage Trust
•Series 2024-CES2 A1A 6.14% 4/25/44	215,778	215,577
•Series 2024-CES3 A1A 6.59% 5/25/44	442,189	445,926
φ•Series 2024-CES4 A1A 6.15% 6/25/44	422,117	422,116
•Saluda Grade Alternative Mortgage Trust Series 2024-CES1 A1 6.31% 3/25/54	427,374	426,273
•Sequoia Mortgage Trust Series 2024-6 A11 6.00% 7/27/54	532,000	529,408
•SoFi Mortgage Trust Series 2016-1A 1A4 3.00% 11/25/46	5,445	4,742
•Towd Point Mortgage Trust Series 2024-1 A1 4.37% 3/25/64	504,303	505,883
•Verus Securitization Trust
Series 2021-R2 A2 1.12% 2/25/64	62,228	54,859
Series 2021-R2 A3 1.23% 2/25/64	74,674	65,696
Total Non-Agency Collateralized Mortgage Obligations (Cost $7,639,273)		7,550,065
LVIP American Century Balanced Fund-8

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.30%
Aligned Data Centers Issuer LLC Series 2021-1A B 2.48% 8/15/46	226,000	$205,759
•Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL1 A 6.41% (TSFR01M + 1.08%) 12/15/35	78,994	78,603
ARZ Trust Series 2024-BILT A 5.77% 6/11/29	207,000	207,543
Bank5 Trust Series 2024-5YR6 A3 6.23% 5/15/57	281,000	290,395
BBCMS Mortgage Trust Series 2024-5C27 A3 6.01% 7/15/57	138,000	141,417
•BDS Ltd. Series 2021-FL8 A 6.37% (TSFR01M + 1.03%) 1/18/36	74,869	74,780
•BX Commercial Mortgage Trust Series 2020-VIV2 C 3.66% 3/9/44	179,280	155,917
BX Trust
•Series 2018-GW A 6.43% (TSFR01M + 1.10%) 5/15/35	201,000	199,995
Series 2023-LIFE A 5.05% 2/15/28	438,000	424,073
•BXMT Ltd.
Series 2020-FL2 A 6.34% (TSFR01M + 1.01%) 2/15/38	99,318	94,352
Series 2020-FL2 C 7.09% (TSFR01M + 1.76%) 2/15/38	386,000	316,520
CyrusOne Data Centers Issuer I LLC Series 2024-2A A2 4.50% 5/20/49	300,000	277,967
•DBSG Mortgage Trust Series 2024-ALTA A 6.14% 6/10/37	229,000	229,838
Flexential Issuer Series 2021-1A A2 3.25% 11/27/51	414,000	380,831
FS Commercial Mortgage Trust Series 2023-4SZN A 7.07% 11/10/39	310,000	319,942
•MF1 Ltd. Series 2021-FL7 AS 6.90% (TSFR01M + 1.56%) 10/16/36	350,000	345,094
MIRA Trust Series 2023-MILE A 6.75% 6/10/38	314,000	323,380
New Economy Assets Phase 1 Sponsor LLC Series 2021-1 B1 2.41% 10/20/61	570,000	491,330
•Ready Capital Mortgage Financing LLC Series 2023-FL12 A 7.68% (TSFR01M + 2.34%) 5/25/38	160,750	161,034
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•Shelter Growth CRE Issuer Ltd. Series 2023-FL5 A 8.09% (TSFR01M + 2.75%) 5/19/38	186,500	$186,744
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $5,109,973)		4,905,514
ΔSOVEREIGN BOND–0.02%
Chile–0.02%
Chile Government International Bonds 5.33% 1/5/54	70,000	65,928
Total Sovereign Bond (Cost $67,648)		65,928
U.S. TREASURY OBLIGATIONS–8.23%
U.S. Treasury Bonds
1.25% 5/15/50	600,000	297,375
2.38% 2/15/42	1,000,000	727,969
2.50% 2/15/45	2,300,000	1,640,637
3.00% 5/15/42	200,000	160,547
3.00% 5/15/45	400,000	310,906
3.00% 11/15/45	500,000	387,148
3.25% 5/15/42	800,000	665,250
3.38% 8/15/42	400,000	337,844
4.00% 11/15/42	200,000	184,313
4.13% 8/15/53	400,000	372,484
4.38% 8/15/43	800,000	772,187
4.50% 2/15/44	1,000,000	980,937
4.63% 2/15/40	300,000	304,781
4.63% 5/15/44	900,000	898,312
4.63% 5/15/54	600,000	608,344
4.75% 11/15/43	2,300,000	2,330,547
U.S. Treasury Notes
0.63% 5/15/30	1,500,000	1,212,480
1.00% 12/15/24	200,000	196,150
3.25% 6/30/27	2,000,000	1,929,766
3.88% 12/31/27	2,800,000	2,746,297
3.88% 11/30/29	900,000	879,047
3.88% 12/31/29	500,000	488,125
4.00% 10/31/29	300,000	294,926
4.13% 2/15/27	2,800,000	2,767,844
4.25% 2/28/29	2,500,000	2,488,770
4.50% 3/31/26	700,000	696,336
4.50% 5/15/27	1,500,000	1,498,008
4.63% 6/30/26	100,000	99,820
4.63% 6/15/27	1,500,000	1,504,336
4.63% 4/30/31	200,000	203,219
4.63% 5/31/31	600,000	609,750
4.88% 10/31/30	2,500,000	2,570,605
Total U.S. Treasury Obligations (Cost $31,393,523)		31,165,060

LVIP American Century Balanced Fund-9

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK–61.78%
AbbVie, Inc.	17,350	$2,975,872
Accenture PLC Class A	8,876	2,693,067
†Adobe, Inc.	1,203	668,315
†Advanced Micro Devices, Inc.	19,069	3,093,183
Agilent Technologies, Inc.	16,142	2,092,487
†Airbnb, Inc. Class A	3,559	539,651
Alphabet, Inc. Class A	59,003	10,747,396
†Amazon.com, Inc.	43,717	8,448,310
American Express Co.	6,294	1,457,376
Ameriprise Financial, Inc.	3,151	1,346,076
Amgen, Inc.	3,750	1,171,688
Analog Devices, Inc.	10,781	2,460,871
Apple, Inc.	71,397	15,037,636
Applied Materials, Inc.	10,436	2,462,792
†Aptiv PLC	19,345	1,362,275
ASML Holding NV	1,136	1,173,045
Ball Corp.	18,232	1,094,285
Bank of America Corp.	56,094	2,230,858
BlackRock, Inc.	1,977	1,556,532
†Block, Inc.	6,073	391,648
Bristol-Myers Squibb Co.	13,809	573,488
Broadcom, Inc.	1,088	1,746,817
†Cadence Design Systems, Inc.	7,002	2,154,866
†CarMax, Inc.	9,661	708,538
CDW Corp.	5,970	1,336,325
†Chipotle Mexican Grill, Inc.	11,200	701,680
Cigna Group	6,381	2,109,367
Cisco Systems, Inc.	35,786	1,700,193
Colgate-Palmolive Co.	7,307	709,071
ConocoPhillips	25,200	2,882,376
Costco Wholesale Corp.	2,200	1,869,978
†Crowdstrike Holdings, Inc. Class A	2,498	957,209
Cummins, Inc.	6,120	1,694,812
Danaher Corp.	11,207	2,800,069
†Deckers Outdoor Corp.	752	727,898
Deere & Co.	2,476	925,108
†Dexcom, Inc.	6,985	791,959
†Dynatrace, Inc.	7,360	329,286
Eaton Corp. PLC	7,085	2,221,502
Ecolab, Inc.	6,715	1,598,170
Eli Lilly & Co.	2,714	2,457,201
EOG Resources, Inc.	20,491	2,579,202
Equinix, Inc.	1,849	1,398,953
FedEx Corp.	3,179	953,191
Home Depot, Inc.	10,188	3,507,117
Honeywell International, Inc.	7,678	1,639,560
†IDEXX Laboratories, Inc.	1,110	540,792
Intercontinental Exchange, Inc.	7,556	1,034,341
International Business Machines Corp.	8,827	1,526,630
†Intuitive Surgical, Inc.	3,405	1,514,714
Johnson Controls International PLC	32,857	2,184,005
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
JPMorgan Chase & Co.	19,410	$3,925,867
†Keysight Technologies, Inc.	6,879	940,703
†Liberty Media Corp.-Liberty Formula One Class C	4,451	319,760
Linde PLC	5,755	2,525,352
LKQ Corp.	25,939	1,078,803
Lockheed Martin Corp.	1,576	736,150
Marsh & McLennan Cos., Inc.	6,526	1,375,159
Masco Corp.	14,832	988,849
Mastercard, Inc. Class A	4,387	1,935,369
Merck & Co., Inc.	18,753	2,321,621
Meta Platforms, Inc. Class A	11,143	5,618,523
MetLife, Inc.	15,634	1,097,350
Microsoft Corp.	45,690	20,421,146
Mondelez International, Inc. Class A	20,949	1,370,903
Morgan Stanley	29,480	2,865,161
NextEra Energy, Inc.	48,771	3,453,475
Novo Nordisk AS Class B	13,536	1,954,623
NVIDIA Corp.	133,809	16,530,764
Parker-Hannifin Corp.	2,952	1,493,151
PepsiCo, Inc.	15,699	2,589,236
Procter & Gamble Co.	11,608	1,914,391
Progressive Corp.	7,035	1,461,240
Prologis, Inc.	27,869	3,129,967
Prudential Financial, Inc.	9,682	1,134,634
Regions Financial Corp.	88,450	1,772,538
S&P Global, Inc.	5,268	2,349,528
†Saia, Inc.	849	402,672
Salesforce, Inc.	4,903	1,260,561
Schlumberger NV	53,938	2,544,795
†ServiceNow, Inc.	815	641,136
Sysco Corp.	25,206	1,799,456
Target Corp.	12,734	1,885,141
†Tesla, Inc.	8,720	1,725,514
Thermo Fisher Scientific, Inc.	3,375	1,866,375
TJX Cos., Inc.	22,346	2,460,295
Tractor Supply Co.	4,549	1,228,230
†Uber Technologies, Inc.	17,752	1,290,215
Union Pacific Corp.	8,321	1,882,709
United Parcel Service, Inc. Class B	10,172	1,392,038
UnitedHealth Group, Inc.	8,329	4,241,627
Verizon Communications, Inc.	59,942	2,472,008
†Vertex Pharmaceuticals, Inc.	2,122	994,624
Visa, Inc. Class A	14,128	3,708,176
Walt Disney Co.	9,761	969,170
†Workday, Inc. Class A	5,470	1,222,873
Xylem, Inc.	10,668	1,446,901
†YETI Holdings, Inc.	13,843	528,110
Zoetis, Inc.	10,267	1,779,887
Total Common Stock (Cost $149,551,957)		233,924,557
LVIP American Century Balanced Fund-10

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
EXCHANGE-TRADED FUNDS–0.35%
American Century Emerging Markets Bond ETF	21,000	$803,114
iShares Core S&P 500 ETF	936	512,207
Total Exchange-Traded Funds (Cost $1,289,769)		1,315,321
MONEY MARKET FUND–1.00%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	3,788,895	3,788,895
Total Money Market Fund (Cost $3,788,895)		3,788,895

TOTAL INVESTMENTS–99.90% (Cost $297,463,797)	378,238,771
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	362,443
NET ASSETS APPLICABLE TO 46,147,274 SHARES OUTSTANDING –100.00%	$378,601,214
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY BALANCED FUND STANDARD CLASS ($10,473 / 1,275 Shares)	$8.211
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY BALANCED FUND STANDARD CLASS II ($218,150,685 / 26,582,334 Shares)	$8.207
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY BALANCED FUND SERVICE CLASS ($160,440,056 / 19,563,665 Shares)	$8.201
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$325,998,786
Distributable earnings/(accumulated loss)	52,602,428
TOTAL NET ASSETS	$378,601,214

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
ΔSecurities have been classified by country of origin.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2024.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
†Non-income producing.
LVIP American Century Balanced Fund-11

LVIP American Century Balanced Fund
Statement of Net Assets (continued)

★Includes $26,481 expense reimbursement receivable from Lincoln Financial Investments Corporation, $21,935 variation margin due from brokers on centrally cleared swap contracts, $863,120 payable for securities purchased, $334,354 payable for fund shares redeemed, $11,530 other accrued expenses payable, $278,790 due to manager and affiliates, $71,941 variation margin due to broker on futures contracts,
$16,168 payable for audit fee and $6,158 payable for fund accounting fee as of June 30, 2024.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2024:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	EUR	(232,565)	USD	250,932	9/27/24	$803	$—
CITI	EUR	(232,564)	USD	250,817	9/27/24	688	—
MSC	EUR	(232,565)	USD	251,081	9/27/24	952	—
UBS	EUR	(232,565)	USD	250,930	9/27/24	801	—
Total Foreign Currency Exchange Contracts						$3,244	$—
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
26	U.S. Treasury 10 yr Notes	$2,859,594	$2,848,910	9/19/24	$10,684	$—
13	U.S. Treasury 10 yr Ultra Notes	1,475,906	1,474,416	9/19/24	1,490	—
37	U.S. Treasury 2 yr Notes	7,556,094	7,550,467	9/30/24	5,627	—
61	U.S. Treasury 5 yr Notes	6,501,265	6,484,570	9/30/24	16,695	—
12	U.S. Treasury Long Bonds	1,419,750	1,406,363	9/19/24	13,387	—
13	U.S. Treasury Ultra Bonds	1,629,469	1,592,157	9/19/24	37,312	—
Total Futures Contracts					$85,195	$—
Swap Contract1
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Protection Sold
CDX.NA.HY.42- Quarterly[4]	2,000,000	(5.00%)	6/20/29	$127,916	$114,648	$13,268	$—

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the
Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2024.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
BNP–BNP Paribas
BOA–Bank of America
CDX.NA.HY–Credit Default Swap Index North America High Yield
CITI–Citigroup Global Markets
CLO–Collateralized Loan Obligation
ETF–Exchange-Traded Fund
EUR–Euro
LVIP American Century Balanced Fund-12

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
GNMA–Government National Mortgage Association
MSC–Morgan Stanley & Co.
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduits
RFUCCT1Y–Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
S&P–Standard & Poor’s
S.F.–Single Family
STACR–Structured Agency Credit Risk
TSFR01M–1 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
USD–United States Dollar
USSW5–5 year Swap Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Balanced Fund-13

LVIP American Century Balanced Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Interest	$3,359,785
Dividends	1,596,200
Foreign taxes withheld	(2,445)
4,953,540
EXPENSES:
Management fees	1,471,115
Distribution fees-Service Class	195,370
Shareholder servicing fees	83,104
Professional fees	17,834
Accounting and administration expenses	12,042
Reports and statements to shareholders	5,736
Trustees’ fees and expenses	5,657
Pricing fees	5,101
Custodian fees	4,463
Other	10,913
1,811,335
Less:
Management fees waived	(155,747)
Expenses reimbursed	(53,854)
Total operating expenses	1,601,734
NET INVESTMENT INCOME	3,351,806
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	306,388
Foreign currencies	437
Foreign currency exchange contracts	29,077
Futures contracts	(57,541)
Swap contracts	(10,235)
Net realized gain	268,126
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(21,315)
Unaffiliated investments	24,727,028
Foreign currencies	(148)
Foreign currency exchange contracts	20,702
Futures contracts	(478,489)
Swap contracts	13,268
Net change in unrealized appreciation (depreciation)	24,261,046
NET REALIZED AND UNREALIZED GAIN	24,529,172
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,880,978
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Balanced Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,351,806	$6,061,749
Net realized gain (loss)	268,126	(10,445,448)
Net change in unrealized appreciation (depreciation)	24,261,046	54,792,894
Net increase in net assets resulting from operations	27,880,978	50,409,195
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class II	(1,151,191)	(3,786,477)
Service Class	(762,578)	(2,397,841)
	(1,913,769)	(6,184,318)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,000	—
Standard Class II	6,791,915	15,157,801
Service Class	5,231,721	12,387,784
Reinvestment of dividends and distributions:
Standard Class II	1,151,191	3,786,477
Service Class	762,578	2,397,841
	13,947,405	33,729,903
Cost of shares redeemed:
Standard Class II	(10,573,469)	(23,202,401)
Service Class	(9,562,677)	(15,071,323)
	(20,136,146)	(38,273,724)
Decrease in net assets derived from capital share transactions	(6,188,741)	(4,543,821)
NET INCREASE IN NET ASSETS	19,778,468	39,681,056
NET ASSETS:
Beginning of period	358,822,746	319,141,690
End of period	$378,601,214	$358,822,746
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Balanced Fund-14

LVIP American Century Balanced Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
LVIP American Century Balanced Fund Standard Class
4/29/24[1] to
6/30/24 (unaudited)
Net asset value, beginning of period	$7.840
Income from investment operations:
Net investment income[2]	0.019
Net realized and unrealized gain	0.352
Total from investment operations	0.371
Net asset value, end of period	$8.211
Total return[3]	4.72%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10
Ratio of expenses to average net assets	0.67%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.76%
Ratio of net investment income to average net assets	2.03%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.94%
Portfolio turnover	42%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Balanced Fund-15

LVIP American Century Balanced Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Balanced Fund Standard Class II
	Six Months Ended 6/30/24[1,2] (unaudited)	Year Ended
		12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]	12/31/19[1]
Net asset value, beginning of period	$7.650	$6.70	$9.56	$8.73	$8.18	$7.09
Income (loss) from investment operations:
Net investment income[3]	0.076	0.14	0.09	0.06	0.08	0.11
Net realized and unrealized gain (loss)	0.524	0.95	(1.57)	1.27	0.84	1.27
Total from investment operations	0.600	1.09	(1.48)	1.33	0.92	1.38
Less dividends and distributions from:
Net investment income	(0.043)	(0.14)	(0.09)	(0.07)	(0.09)	(0.12)
Net realized gain	—	—	(1.29)	(0.43)	(0.28)	(0.17)
Total dividends and distributions	(0.043)	(0.14)	(1.38)	(0.500)	(0.37)	(0.29)
Net asset value, end of period	$8.207	$7.65	$6.70	$9.56	$8.73	$8.18
Total return[4]	7.85%	16.41%	(17.27% )	15.77%	12.53%	19.85%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$218,151	$205,828	$184,541	$231,837	$201,325	$177,510
Ratio of expenses to average net assets	0.77%	0.80%	0.83%	0.83%	0.85%	0.79%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.88%	0.90%	0.90%	0.88%	0.89%	0.90%
Ratio of net investment income to average net assets	1.93%	1.90%	1.24%	0.63%	1.03%	1.48%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.82%	1.80%	1.17%	0.58%	0.99%	1.37%
Portfolio turnover	42%	72%	92%	195%	189%	115%

[1]
The Fund adopted the accounting and performance history of the American Century Investments® VP Balanced Fund Class I, a former portfolio of American Century
Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024.  Pre-inception information shown is that of the Predecessor Fund's Class I shares.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Balanced Fund-16

LVIP American Century Balanced Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Balanced Fund Service Class
	Six Months Ended 6/30/24[1,2] (unaudited)	Year Ended
		12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]	12/31/19[1]
Net asset value, beginning of period	$7.650	$6.70	$9.56	$8.73	$8.18	$7.10
Income (loss) from investment operations:
Net investment income[3]	0.066	0.12	0.07	0.03	0.06	0.09
Net realized and unrealized gain (loss)	0.524	0.95	(1.57)	1.27	0.85	1.26
Total from investment operations	0.590	1.07	(1.50)	1.30	0.91	1.35
Less dividends and distributions from:
Net investment income	(0.039)	(0.12)	(0.07)	(0.04)	(0.08)	(0.10)
Net realized gain	—	—	(1.29)	(0.43)	(0.28)	(0.17)
Total dividends and distributions	(0.039)	(0.12)	(1.36)	(0.47)	(0.36)	(0.27)
Net asset value, end of period	$8.201	$7.65	$6.70	$9.56	$8.73	$8.18
Total return[4]	7.72%	16.12%	(17.47% )	15.48%	12.27%	19.39%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$160,440	$152,995	$134,601	$164,809	$139,620	$109,422
Ratio of expenses to average net assets	1.02%	1.05%	1.08%	1.08%	1.10%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.13%	1.15%	1.15%	1.13%	1.14%	1.15%
Ratio of net investment income to average net assets	1.68%	1.65%	0.99%	0.38%	0.78%	1.23%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.57%	1.55%	0.92%	0.33%	0.74%	1.12%
Portfolio turnover	42%	72%	92%	195%	189%	115%

[1]
The Fund adopted the accounting and performance history of the American Century Investments® VP Balanced Fund Class II, a former portfolio of American Century
Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund's Class II shares.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Balanced Fund-17

LVIP American Century Balanced Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Balanced Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments® VP Balanced Fund, a former portfolio of American Century Variable Portfolios, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund commenced on April 29, 2024. Pre-inception information for Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek long-term capital growth and current income.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
LVIP American Century Balanced Fund-18

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends and interest are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective April 29, 2024, LFI receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund’s average daily net assets; and 0.60% of the Fund’s average daily net assets in excess of $500 million.   The management fee is calculated daily and paid monthly.   Prior to April 29, 2024, a single, unified management fee per class was paid by the Predecessor Fund to American Century Investment Management, Inc. (ACIM) (the “Predecessor Advisor”), in the amount of $1,052,364. The fee included all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services.
LVIP American Century Balanced Fund-19

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Prior to April 29, 2024, the Predecessor Advisor agreed to waive  0.13% of the Fund's Management Fee. Effective April 29, 2024, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses exceed 0.67% of the Fund’s average daily net assets for the Standard Class, 0.77% for the Standard Class II and 1.02% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2024, no expense reimbursements were subject to recoupment.
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the period April 29, 2024 through June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$5,062
Legal	770
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares and 0.129% of the Fund's average daily net assets for each of the Standard Class II shares and Service Class shares respectively. The fee is calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,591 for the six months ended June 30, 2024.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with , Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$26,481
Management fees payable to LFI	201,325
Distribution fees payable to LFD	32,919
Printing and mailing fees payable to Lincoln Life	4,591
Shareholder servicing fees payable to Lincoln Life	39,955
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP American Century Balanced Fund-20

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Prior to April 29, 2024, the Predecessor Fund invested in an Underlying Fund which was considered to be an affiliate. Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-0.00%@
Equity Fund-0.00%@
×American Century Emerging Markets Bond ETF	$801,990	$—	$—	$—	$(21,315)	$—	—	$—	$—

@ As a percentage of Net Assets as of June 30, 2024.
× Issuer is no longer an affiliate of the Fund at June 30, 2024.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$78,271,760
Purchases of U.S. government securities	76,489,420
Sales other than U.S. government securities	77,042,797
Sales of U.S. government securities	80,623,221
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$297,463,797
Aggregate unrealized appreciation of investments and derivatives	$92,245,665
Aggregate unrealized depreciation of investments and derivatives	(11,368,984)
Net unrealized appreciation of investments and derivatives	$80,876,681
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP American Century Balanced Fund-21

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$570,009	$—	$570,009
Agency Mortgage-Backed Securities	—	46,113,643	—	46,113,643
Agency Obligations	—	2,043,877	—	2,043,877
Corporate Bonds	—	35,908,785	—	35,908,785
Municipal Bonds	—	1,097,938	—	1,097,938
Non-Agency Asset-Backed Securities	—	9,489,182	299,997	9,789,179
Non-Agency Collateralized Mortgage Obligations	—	7,550,065	—	7,550,065
Non-Agency Commercial Mortgage-Backed Securities	—	4,905,514	—	4,905,514
Sovereign Bond	—	65,928	—	65,928
U.S. Treasury Obligations	—	31,165,060	—	31,165,060
Common Stock	233,924,557	—	—	233,924,557
Exchange-Traded Funds	1,315,321	—	—	1,315,321
Money Market Fund	3,788,895	—	—	3,788,895
Total Investments	$239,028,773	$138,910,001	$299,997	$378,238,771
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$3,244	$—	$3,244
Futures Contracts	$85,195	$—	$—	$85,195
Swap Contract	$—	$13,268	$—	$13,268
During the six months ended June 30, 2024, there were no material transfers to or from Level 3 investments.
LVIP American Century Balanced Fund-22

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24*	12/31/23
Shares sold:
Standard Class	1,275	—
Standard Class II	853,818	2,132,015
Service Class	658,140	1,722,275
Shares reinvested:
Standard Class	—	—
Standard Class II	143,362	529,080
Service Class	94,966	334,948
	1,751,561	4,718,318
Shares redeemed:
Standard Class	—	—
Standard Class II	(1,334,303)	(3,269,260)
Service Class	(1,200,198)	(2,125,036)
	(2,534,501)	(5,394,296)
Net decrease	(782,940)	(675,978)

*	Date of commencement of operations of Standard class is April 29, 2024.
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2024, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
LVIP American Century Balanced Fund-23

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
During the six months ended June 30, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2024, the Fund entered into CDS contracts as a seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
As disclosed in the footnotes to the Statement of Net Assets, at June 30, 2024, the notional value of the protection sold was USD 2,000,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2024, net unrealized appreciation of the protection sold was $13,268.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2024, the Fund used CDS contracts to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$3,244	Receivables and other assets net of liabilities	$—
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	85,195	Receivables and other assets net of liabilities	—
Swap contracts (Credit contracts)	Receivables and other assets net of liabilities	13,268	Receivables and other assets net of liabilities	—
Total		$101,707		$—
LVIP American Century Balanced Fund-24

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$29,077	$20,702
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(13,181)	—
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(44,360)	(478,489)
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(10,235)	13,268
Total		$(38,699)	$(444,519)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$15,329	$629,943
Futures contracts (average notional value)	8,254,796	236,183
CDS contracts (average notional value)*	571,429	(887,857)

*Long represents buying protection and short represents selling protection.
6. Risk Factors
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
LVIP American Century Balanced Fund-25

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Balanced Fund-26

LVIP American Century Capital Appreciation Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP American Century Capital Appreciation Fund

LVIP American Century Capital Appreciation Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.08%
Aerospace & Defense–2.39%
Curtiss-Wright Corp.	23,943	$6,488,074
HEICO Corp.	19,783	4,423,677
		10,911,751
Banks–1.47%
†NU Holdings Ltd. Class A	522,499	6,735,012
		6,735,012
Beverages–0.86%
†Celsius Holdings, Inc.	69,109	3,945,433
		3,945,433
Biotechnology–4.23%
†Alnylam Pharmaceuticals, Inc.	20,779	5,049,297
†Amicus Therapeutics, Inc.	277,594	2,753,733
†Argenx SE ADR	7,001	3,010,710
†BioMarin Pharmaceutical, Inc.	54,290	4,469,696
†Natera, Inc.	37,529	4,064,015
		19,347,451
Building Products–1.73%
Lennox International, Inc.	5,665	3,030,661
Trane Technologies PLC	14,816	4,873,427
		7,904,088
Capital Markets–8.15%
ARES Management Corp. Class A	65,963	8,791,549
†Coinbase Global, Inc. Class A	30,876	6,861,573
LPL Financial Holdings, Inc.	31,266	8,732,594
MSCI, Inc.	19,169	9,234,666
TPG, Inc.	86,887	3,601,466
		37,221,848
Chemicals–2.46%
Avient Corp.	97,537	4,257,490
Element Solutions, Inc.	257,977	6,996,336
		11,253,826
Commercial Services & Supplies–2.34%
†Copart, Inc.	18,117	981,217
Republic Services, Inc.	50,056	9,727,883
		10,709,100
Communications Equipment–1.36%
†Arista Networks, Inc.	17,749	6,220,669
		6,220,669
Consumer Staples Distribution & Retail–0.48%
Casey's General Stores, Inc.	5,718	2,181,760
		2,181,760
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging–0.60%
Avery Dennison Corp.	12,569	$2,748,212
		2,748,212
Distributors–1.11%
Pool Corp.	16,554	5,087,541
		5,087,541
Diversified Consumer Services–1.66%
†Bright Horizons Family Solutions, Inc.	27,690	3,048,115
†Duolingo, Inc.	21,682	4,524,383
		7,572,498
Electrical Equipment–3.15%
AMETEK, Inc.	27,475	4,580,357
Hubbell, Inc.	6,683	2,442,503
Regal Rexnord Corp.	28,499	3,853,635
Vertiv Holdings Co. Class A	40,863	3,537,510
		14,414,005
Entertainment–2.22%
†Spotify Technology SA	15,973	5,012,168
†Take-Two Interactive Software, Inc.	33,019	5,134,124
		10,146,292
Financial Services–1.58%
†Corpay, Inc.	27,111	7,222,641
		7,222,641
Ground Transportation–1.92%
Norfolk Southern Corp.	19,761	4,242,489
†XPO, Inc.	42,670	4,529,421
		8,771,910
Health Care Equipment & Supplies–5.79%
†Dexcom, Inc.	80,282	9,102,373
GE HealthCare Technologies, Inc.	51,740	4,031,581
†Glaukos Corp.	11,380	1,346,823
†IDEXX Laboratories, Inc.	8,550	4,165,560
†Inspire Medical Systems, Inc.	17,927	2,399,170
†Insulet Corp.	26,817	5,411,671
		26,457,178
Health Care Providers & Services–1.46%
Cencora, Inc.	29,702	6,691,861
		6,691,861
Health Care Technology–0.83%
†Veeva Systems, Inc. Class A	20,686	3,785,745
		3,785,745
Hotels, Restaurants & Leisure–6.71%
†Airbnb, Inc. Class A	38,951	5,906,140
†Chipotle Mexican Grill, Inc.	102,767	6,438,353
LVIP American Century Capital Appreciation Fund-1

LVIP American Century Capital Appreciation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†DoorDash, Inc. Class A	39,024	$4,245,031
Hilton Worldwide Holdings, Inc.	64,446	14,062,117
		30,651,641
Household Products–2.18%
Church & Dwight Co., Inc.	96,044	9,957,842
		9,957,842
Independent Power and Renewable Electricity Producers–1.13%
Vistra Corp.	60,073	5,165,076
		5,165,076
Insurance–1.01%
Ryan Specialty Holdings, Inc.	79,526	4,605,351
		4,605,351
IT Services–2.94%
†Cloudflare, Inc. Class A	94,847	7,856,177
†MongoDB, Inc.	22,334	5,582,607
		13,438,784
Leisure Products–0.12%
BRP, Inc.	8,840	566,372
		566,372
Life Sciences Tools & Services–4.27%
Agilent Technologies, Inc.	28,190	3,654,270
†Avantor, Inc.	108,893	2,308,531
Bio-Techne Corp.	43,688	3,130,245
†IQVIA Holdings, Inc.	27,527	5,820,309
†Mettler-Toledo International, Inc.	3,290	4,598,071
		19,511,426
Machinery–0.85%
Crane Co.	4,437	643,276
Xylem, Inc.	23,960	3,249,695
		3,892,971
Media–2.20%
†Trade Desk, Inc. Class A	102,762	10,036,764
		10,036,764
Metals & Mining–0.14%
†Capstone Copper Corp.	90,346	640,588
		640,588
Oil, Gas & Consumable Fuels–1.93%
Cheniere Energy, Inc.	20,655	3,611,114
Excelerate Energy, Inc. Class A	30,910	569,980
Targa Resources Corp.	35,837	4,615,089
		8,796,183
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–4.25%
Equifax, Inc.	20,284	$4,918,059
Jacobs Solutions, Inc.	42,703	5,966,036
UL Solutions, Inc. Class A	40,676	1,716,120
Verisk Analytics, Inc.	25,253	6,806,946
		19,407,161
Semiconductors & Semiconductor Equipment–5.59%
†Enphase Energy, Inc.	22,994	2,292,732
Marvell Technology, Inc.	49,567	3,464,733
Monolithic Power Systems, Inc.	10,657	8,756,644
Teradyne, Inc.	74,263	11,012,460
		25,526,569
Software–12.99%
†Cadence Design Systems, Inc.	22,942	7,060,400
†Crowdstrike Holdings, Inc. Class A	11,688	4,478,725
†Datadog, Inc. Class A	108,667	14,093,023
†HubSpot, Inc.	17,292	10,198,649
†Manhattan Associates, Inc.	39,897	9,841,792
†Palantir Technologies, Inc. Class A	345,509	8,751,743
†Zscaler, Inc.	25,537	4,907,956
		59,332,288
Specialized REITs–0.86%
SBA Communications Corp.	20,050	3,935,815
		3,935,815
Specialty Retail–1.50%
†Burlington Stores, Inc.	28,590	6,861,600
		6,861,600
Technology Hardware, Storage & Peripherals–1.46%
†Super Micro Computer, Inc.	8,136	6,666,232
		6,666,232
Textiles, Apparel & Luxury Goods–2.27%
†Lululemon Athletica, Inc.	18,470	5,516,989
†On Holding AG Class A	124,556	4,832,773
		10,349,762
Trading Companies & Distributors–0.89%
†Core & Main, Inc. Class A	82,680	4,046,359
		4,046,359
Total Common Stock (Cost $336,800,754)		452,717,605

LVIP American Century Capital Appreciation Fund-2

LVIP American Century Capital Appreciation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.12%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	5,101,548	$5,101,548
Total Money Market Fund (Cost $5,101,548)		5,101,548

TOTAL INVESTMENTS–100.20% (Cost $341,902,302)	$457,819,153
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.20%)	(898,779)
NET ASSETS APPLICABLE TO 29,324,824 SHARES OUTSTANDING–100.00%	$456,920,374

†Non-income producing.

The following foreign currency exchange contracts were outstanding at June 30, 2024:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	CAD	(808,235)	USD	593,251	9/27/24	$1,209	$—
BOA	CAD	49,600	USD	(36,272)	9/27/24	61	—
BOA	CAD	(535,162)	USD	391,789	9/27/24	—	(224)
Total Foreign Currency Exchange Contracts						$1,270	$(224)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.

Summary of Abbreviations:
USD–United States Dollar
ADR–American Depositary Receipt
BOA–Bank of America
CAD–Canadian Dollar
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Capital Appreciation Fund-3

LVIP American Century Capital Appreciation Fund
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
ASSETS:
Investments, at value	$457,819,153
Receivable for securities sold	27,786,381
Dividends and interest receivable	89,992
Receivable for fund shares sold	48,286
Expense reimbursement receivable from Lincoln Financial Investments Corporation	20,246
Unrealized appreciation on foreign currency exchange contracts	1,270
Other receivables	34
TOTAL ASSETS	485,765,362
LIABILITIES:
Payable for securities purchased	28,402,276
Due to manager and affiliates	235,001
Payable for fund shares redeemed	188,498
Payable for audit fee	7,686
Payable for fund accounting fee	7,040
Other accrued expenses payable	4,263
Unrealized depreciation on foreign currency exchange contracts	224
TOTAL LIABILITIES	28,844,988
TOTAL NET ASSETS	$456,920,374
Investments, at cost	$341,902,302
Standard Class:
Net Assets	$369,967,299
Shares Outstanding	23,605,103
Net Asset Value Per Share	$15.673
Standard Class II:
Net Assets	$82,755,430
Shares Outstanding	5,436,916
Net Asset Value Per Share	$15.221
Service Class:
Net Assets	$4,197,645
Shares Outstanding	282,805
Net Asset Value Per Share	$14.843
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$295,928,314
Distributable earnings/(accumulated loss)	160,992,060
TOTAL NET ASSETS	$456,920,374
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Capital Appreciation Fund-4

LVIP American Century Capital Appreciation Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$1,206,951
Income from securities lending, net	787
Foreign taxes withheld	(129)
1,207,609
EXPENSES:
Management fees	1,501,855
Shareholder servicing fees	54,973
Accounting and administration expenses	14,428
Professional fees	9,652
Trustees’ fees and expenses	7,212
Distribution fees-Service Class	4,991
Reports and statements to shareholders	3,983
Custodian fees	1,275
Pricing fees	765
Other	16,582
1,615,716
Less:
Management fees waived	(119,760)
Expenses reimbursed	(40,822)
Total operating expenses	1,455,134
NET INVESTMENT LOSS	(247,525)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	50,254,174
Foreign currencies	358
Foreign currency exchange contracts	33,910
Net realized gain	50,288,442
Net change in unrealized appreciation (depreciation) of:
Investments	(3,273,611)
Foreign currencies	84
Foreign currency exchange contracts	28,916
Net change in unrealized appreciation (depreciation)	(3,244,611)
NET REALIZED AND UNREALIZED GAIN	47,043,831
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,796,306
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Capital Appreciation Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(247,525)	$(306,180)
Net realized gain	50,288,442	13,173,126
Net change in unrealized appreciation (depreciation)	(3,244,611)	70,516,373
Net increase in net assets resulting from operations	46,796,306	83,383,319
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(12,371,777)	(510,337)
Standard Class II	(2,739,770)	(123,093)
Service Class	(140,133)	(5,824)
	(15,251,680)	(639,254)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,130,508	3,448,589
Standard Class II	3,703,373	4,475,210
Service Class	340,782	691,258
Reinvestment of dividends and distributions:
Standard Class	12,371,777	510,337
Standard Class II	2,739,770	123,093
Service Class	140,133	5,824
	21,426,343	9,254,311
Cost of shares redeemed:
Standard Class	(31,092,302)	(52,982,557)
Standard Class II	(5,753,661)	(22,818,728)
Service Class	(157,762)	(1,322,625)
	(37,003,725)	(77,123,910)
Decrease in net assets derived from capital share transactions	(15,577,382)	(67,869,599)
NET INCREASE IN NET ASSETS	15,967,244	14,874,466
NET ASSETS:
Beginning of period	440,953,130	426,078,664
End of period	$456,920,374	$440,953,130
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Capital Appreciation Fund-5

LVIP American Century Capital Appreciation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Capital Appreciation Fund Standard Class
	Six Months Ended 6/30/24[1,2] (unaudited)	Year Ended
		12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]	12/31/19[1]
Net asset value, beginning of period	$14.600	$12.07	$19.03	$19.50	$16.09	$14.23
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.004)	— [4]	(0.02)	(0.06)	(0.01)	0.03
Net realized and unrealized gain (loss)	1.593	2.55	(4.92)	2.00	5.28	4.67
Total from investment operations	1.589	2.55	(4.94)	1.94	5.27	4.70
Less dividends and distributions from:
Net investment income	—	—	—	—	(0.02)	(0.01)
Net realized gain	(0.516)	(0.02)	(2.02)	(2.41)	(1.84)	(2.83)
Total dividends and distributions	(0.516)	(0.02)	(2.02)	(2.41)	(1.86)	(2.84)
Net asset value, end of period	$15.673	$14.60	$12.07	$19.03	$19.50	$16.09
Total return[5]	10.89%	21.14%	(27.92% )	11.57%	43.00%	36.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$369,967	$360,677	$342,863	$527,924	$550,919	$427,083
Ratio of expenses to average net assets	0.58%	0.57%	0.57%	0.56%	0.55%	0.53%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.65%	0.65%	0.65%	0.64%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	(0.05% )	— [6]	(0.12% )	(0.30% )	(0.06% )	0.17%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.12% )	(0.08% )	(0.20% )	(0.38% )	(0.16% )	0.05%
Portfolio turnover	40%	58%	52%	41%	83%	94%

[1]
The Fund adopted the accounting and performance history of the Class Y shares of the American Century Investments® VP Capital Appreciation Fund,  a former portfolio of American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class Y shares.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Per-share amount was less than $0.005.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Ratio was less than 0.005%.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Capital Appreciation Fund-6

LVIP American Century Capital Appreciation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Capital Appreciation Fund Standard Class II
	Six Months Ended 6/30/24[1,2] (unaudited)	Year Ended
		12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]	12/31/19[1]
Net asset value, beginning of period	$14.220	$11.80	$18.71	$19.27	$15.96	$14.17
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.026)	(0.05)	(0.06)	(0.12)	(0.06)	(0.03)
Net realized and unrealized gain (loss)	1.543	2.49	(4.83)	1.97	5.21	4.65
Total from investment operations	1.517	2.44	(4.89)	1.85	5.15	4.62
Less dividends and distributions from:
Net realized gain	(0.516)	(0.02)	(2.02)	(2.41)	(1.84)	(2.83)
Total dividends and distributions	(0.516)	(0.02)	(2.02)	(2.41)	(1.84)	(2.83)
Net asset value, end of period	$15.221	$14.22	$11.80	$18.71	$19.27	$15.96
Total return[4]	10.67%	20.69%	(28.11% )	11.16%	42.46%	35.56%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$82,755	$76,651	$79,646	$121,050	$119,549	$90,134
Ratio of expenses to average net assets	0.88%	0.92%	0.92%	0.91%	0.90%	0.88%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.95%	1.00%	1.00%	0.99%	1.00%	1.00%
Ratio of net investment loss to average net assets	(0.35% )	(0.35% )	(0.47% )	(0.65% )	(0.41% )	(0.18% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.42% )	(0.43% )	(0.55% )	(0.73% )	(0.51% )	(0.30% )
Portfolio turnover	40%	58%	52%	41%	83%	94%

[1]
The Fund adopted the accounting and performance history of the Class I shares of the American Century Investments® VP Capital Appreciation Fund,  a former portfolio of American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class I shares.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Capital Appreciation Fund-7

LVIP American Century Capital Appreciation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Capital Appreciation Fund Service Class
	Six Months Ended 6/30/24[1,2] (unaudited)	Year Ended
		12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]	12/31/19[1]
Net asset value, beginning of period	$13.890	$11.54	$18.37	$18.99	$15.78	$14.06
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.037)	(0.06)	(0.08)	(0.14)	(0.08)	(0.05)
Net realized and unrealized gain (loss)	1.506	2.43	(4.73)	1.93	5.13	4.60
Total from investment operations	1.469	2.37	(4.81)	1.79	5.05	4.55
Less dividends and distributions from:
Net realized gain	(0.516)	(0.02)	(2.02)	(2.41)	(1.84)	(2.83)
Total dividends and distributions	(0.516)	(0.02)	(2.02)	(2.41)	(1.84)	(2.83)
Net asset value, end of period	$14.843	$13.89	$11.54	$18.37	$18.99	$15.78
Total return[4]	10.58%	20.55%	(28.25% )	11.05%	42.29%	35.32%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,198	$3,625	$3,569	$5,485	$2,235	$1,411
Ratio of expenses to average net assets	1.03%	1.07%	1.07%	1.06%	1.05%	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.10%	1.15%	1.15%	1.14%	1.15%	1.15%
Ratio of net investment loss to average net assets	(0.50% )	(0.50% )	(0.62% )	(0.80% )	(0.56% )	(0.33% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.57% )	(0.58% )	(0.70% )	(0.88% )	(0.66% )	(0.45% )
Portfolio turnover	40%	58%	52%	41%	83%	94%

[1]
The Fund adopted the accounting and performance history of the Class II shares of the American Century Investments® VP Capital Appreciation Fund,  a former portfolio of American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s
Class II shares.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Capital Appreciation Fund-8

LVIP American Century Capital Appreciation Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Capital Appreciation Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments® VP Capital Appreciation Fund, a former portfolio of American Century Variable Portfolios, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund commenced on April 29, 2024. Pre-inception information for Standard Class, Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class Y, Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek capital growth.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in
LVIP American Century Capital Appreciation Fund-9

LVIP American Century Capital Appreciation Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective April 29, 2024, LFI receives a management fee at an annual rate of 0.55% of the first $1 billion of the Fund’s average daily net assets; and 0.50% of the Fund’s average daily net assets in excess of $1 billion.   The management fee is calculated daily and paid monthly.   Prior to April 29, 2024, a single, unified management fee per class was paid by the Predecessor Fund to American Century Investment Management, Inc. (ACIM) (the “Predecessor Advisor”), in the amount of $1,068,131. The fee included all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services. Prior to April 29, 2024, the Predecessor Advisor agreed to waive 0.08% of the Fund's management fee.
Effective April 29, 2024, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.57% of the Fund’s average daily net assets for the Standard Class, 0.79% for the Standard Class II and 0.94% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2024, no expense reimbursements were subject to recoupment.
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the period April 29, 2024 through June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$6,352
Legal	966
LVIP American Century Capital Appreciation Fund-10

LVIP American Century Capital Appreciation Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares, 0.249% of the Fund's average daily net assets for the Standard Class II shares and 0.149% of the Fund's average daily net assets for the Service Class shares, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,061 for the six months ended June 30, 2024.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$20,246
Management fees payable to LFI	205,046
Distribution fees payable to LFD	843
Printing and mailing fees payable to Lincoln Life	3,060
Shareholder servicing fees payable to Lincoln Life	26,052
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2024, the Fund engaged in securities purchases of $87,215.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$179,185,923
Sales	203,823,582
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$341,902,302
Aggregate unrealized appreciation of investments and derivatives	$125,505,759
Aggregate unrealized depreciation of investments and derivatives	(9,587,862)
Net unrealized appreciation of investments and derivatives	$115,917,897
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer
LVIP American Century Capital Appreciation Fund-11

LVIP American Century Capital Appreciation Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$452,717,605	$—	$—	$452,717,605
Money Market Fund	5,101,548	—	—	5,101,548
Total Investments	$457,819,153	$—	$—	$457,819,153
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$1,270	$—	$1,270
Liabilities:
Foreign Currency Exchange Contracts	$—	$(224)	$—	$(224)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	141,332	261,270
Standard Class II	251,045	347,179
Service Class	23,332	56,026
Shares reinvested:
Standard Class	779,570	40,279
Standard Class II	177,677	9,959
Service Class	9,317	482
	1,382,273	715,195
Shares redeemed:
Standard Class	(2,011,999)	(4,001,674)
Standard Class II	(383,156)	(1,717,630)
Service Class	(10,904)	(104,738)
	(2,406,059)	(5,824,042)
Net decrease	(1,023,786)	(5,108,847)
LVIP American Century Capital Appreciation Fund-12

LVIP American Century Capital Appreciation Fund
Notes to Financial Statements (continued)
5. Securities Lending
Prior to April 29, 2024, the Predecessor Fund was authorized to engage in securities lending. State Street Bank & Trust Co. served as lending agent for the Predecessor Fund. Cash collateral on securities loaned was invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Income from securities lending in the amount of $787 is reflected separately on the Statement of Operations.
As of April 29, 2024, the fund no longer participates in securities lending.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2024, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Unrealized appreciation on foreign currency exchange contracts	$1,270	Unrealized depreciation on foreign currency exchange contracts	$(224)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$33,910	$28,916
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$61,241	$556,612
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
LVIP American Century Capital Appreciation Fund-13

LVIP American Century Capital Appreciation Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Capital Appreciation Fund-14

LVIP American Century Disciplined Core Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP American Century Disciplined Core Value Fund

LVIP American Century Disciplined Core Value Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.84%
Aerospace & Defense–1.98%
Huntington Ingalls Industries, Inc.	1,183	$291,408
Lockheed Martin Corp.	9,163	4,280,037
Textron, Inc.	22,288	1,913,648
		6,485,093
Air Freight & Logistics–1.13%
FedEx Corp.	6,788	2,035,314
United Parcel Service, Inc. Class B	12,192	1,668,475
		3,703,789
Banks–7.13%
Bank of America Corp.	29,832	1,186,419
JPMorgan Chase & Co.	70,470	14,253,262
U.S. Bancorp	113,486	4,505,394
Wells Fargo & Co.	57,028	3,386,893
		23,331,968
Beverages–1.21%
Coca-Cola Co.	14,030	893,009
Molson Coors Beverage Co. Class B	11,217	570,160
PepsiCo, Inc.	15,118	2,493,412
		3,956,581
Biotechnology–4.20%
Amgen, Inc.	16,729	5,226,976
Gilead Sciences, Inc.	55,903	3,835,505
†Regeneron Pharmaceuticals, Inc.	2,296	2,413,165
†Vertex Pharmaceuticals, Inc.	4,845	2,270,948
		13,746,594
Broadline Retail–0.03%
Kohl's Corp.	3,821	87,845
		87,845
Building Products–1.83%
A O Smith Corp.	5,046	412,662
Johnson Controls International PLC	16,698	1,109,916
Masco Corp.	26,078	1,738,620
Owens Corning	15,683	2,724,451
		5,985,649
Capital Markets–2.85%
Cboe Global Markets, Inc.	14,684	2,497,161
Franklin Resources, Inc.	12,862	287,466
Houlihan Lokey, Inc.	1,433	193,254
Interactive Brokers Group, Inc. Class A	12,200	1,495,720
MSCI, Inc.	2,826	1,361,426
T Rowe Price Group, Inc.	18,630	2,148,225
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Tradeweb Markets, Inc. Class A	6,924	$733,944
XP, Inc. Class A	34,663	609,722
		9,326,918
Chemicals–0.98%
†Axalta Coating Systems Ltd.	22,164	757,344
PPG Industries, Inc.	19,398	2,442,014
		3,199,358
Commercial Services & Supplies–0.54%
Brink's Co.	4,160	425,984
MSA Safety, Inc.	3,427	643,214
Veralto Corp.	7,383	704,855
		1,774,053
Communications Equipment–0.20%
†F5, Inc.	3,887	669,458
		669,458
Construction & Engineering–0.19%
Valmont Industries, Inc.	2,248	616,964
		616,964
Construction Materials–0.11%
Eagle Materials, Inc.	1,729	375,988
		375,988
Consumer Finance–3.01%
American Express Co.	26,984	6,248,145
Discover Financial Services	11,830	1,547,483
Synchrony Financial	43,969	2,074,897
		9,870,525
Consumer Staples Distribution & Retail–2.31%
†Maplebear, Inc.	15,095	485,154
†Performance Food Group Co.	11,735	775,801
†U.S. Foods Holding Corp.	32,140	1,702,777
Walmart, Inc.	67,851	4,594,191
		7,557,923
Containers & Packaging–1.21%
Crown Holdings, Inc.	11,729	872,520
International Paper Co.	9,971	430,249
Packaging Corp. of America	10,790	1,969,822
Sonoco Products Co.	13,433	681,322
		3,953,913
Distributors–0.51%
Genuine Parts Co.	4,147	573,613
LKQ Corp.	26,296	1,093,651
		1,667,264
LVIP American Century Disciplined Core Value Fund-1

LVIP American Century Disciplined Core Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services–0.15%
H&R Block, Inc.	8,865	$480,749
		480,749
Diversified Telecommunication Services–0.20%
AT&T, Inc.	34,367	656,753
		656,753
Electric Utilities–0.99%
Evergy, Inc.	30,925	1,638,097
NextEra Energy, Inc.	17,950	1,271,040
Xcel Energy, Inc.	5,985	319,659
		3,228,796
Electrical Equipment–1.63%
Acuity Brands, Inc.	4,745	1,145,633
Atkore, Inc.	3,969	535,537
†Generac Holdings, Inc.	9,188	1,214,837
Hubbell, Inc.	5,028	1,837,634
nVent Electric PLC	7,881	603,763
		5,337,404
Energy Equipment & Services–0.91%
Halliburton Co.	52,804	1,783,719
Schlumberger NV	25,514	1,203,751
		2,987,470
Entertainment–0.92%
Electronic Arts, Inc.	21,546	3,002,004
		3,002,004
Financial Services–3.18%
†Affirm Holdings, Inc.	5,467	165,158
†Berkshire Hathaway, Inc. Class B	18,981	7,721,471
†Corpay, Inc.	1,036	276,001
†Euronet Worldwide, Inc.	912	94,392
Global Payments, Inc.	22,181	2,144,902
		10,401,924
Food Products–0.75%
Conagra Brands, Inc.	22,771	647,152
Hormel Foods Corp.	8,050	245,444
Ingredion, Inc.	9,733	1,116,375
†Pilgrim's Pride Corp.	11,469	441,442
		2,450,413
Gas Utilities–0.16%
Atmos Energy Corp.	4,389	511,977
		511,977
Ground Transportation–1.36%
†Uber Technologies, Inc.	61,252	4,451,795
		4,451,795
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–1.88%
Abbott Laboratories	11,746	$1,220,527
†Align Technology, Inc.	6,301	1,521,250
DENTSPLY SIRONA, Inc.	23,806	593,008
Medtronic PLC	25,610	2,015,763
†Solventum Corp.	15,365	812,501
		6,163,049
Health Care Providers & Services–3.82%
†Centene Corp.	20,121	1,334,022
Cigna Group	4,883	1,614,173
†DaVita, Inc.	6,079	842,367
Elevance Health, Inc.	5,657	3,065,302
†Henry Schein, Inc.	5,922	379,600
McKesson Corp.	8,583	5,012,816
†Progyny, Inc.	9,704	277,632
		12,525,912
Health Care Technology–0.18%
†Veeva Systems, Inc. Class A	3,213	588,011
		588,011
Hotel & Resort REITs–0.55%
Host Hotels & Resorts, Inc.	99,985	1,797,730
		1,797,730
Hotels, Restaurants & Leisure–0.57%
Boyd Gaming Corp.	7,771	428,182
Darden Restaurants, Inc.	1,943	294,015
†Expedia Group, Inc.	4,025	507,110
Yum! Brands, Inc.	4,901	649,186
		1,878,493
Household Durables–0.34%
†Mohawk Industries, Inc.	3,502	397,792
PulteGroup, Inc.	6,506	716,311
		1,114,103
Household Products–3.40%
Colgate-Palmolive Co.	60,216	5,843,361
Kimberly-Clark Corp.	3,211	443,760
Procter & Gamble Co.	29,331	4,837,268
		11,124,389
Independent Power and Renewable Electricity Producers–0.75%
Vistra Corp.	28,576	2,456,964
		2,456,964
Industrial REITs–0.19%
Prologis, Inc.	5,622	631,407
		631,407
Insurance–4.46%
CNA Financial Corp.	18,755	864,043
Everest Group Ltd.	6,317	2,406,903
LVIP American Century Disciplined Core Value Fund-2

LVIP American Century Disciplined Core Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Hartford Financial Services Group, Inc.	26,266	$2,640,784
Marsh & McLennan Cos., Inc.	14,313	3,016,035
Progressive Corp.	5,962	1,238,367
Travelers Cos., Inc.	11,146	2,266,428
W R Berkley Corp.	27,602	2,168,965
		14,601,525
Interactive Media & Services–0.09%
†TripAdvisor, Inc.	16,113	286,973
		286,973
IT Services–1.94%
Accenture PLC Class A	3,463	1,050,709
Amdocs Ltd.	3,535	278,982
†ASGN, Inc.	5,486	483,701
Cognizant Technology Solutions Corp. Class A	40,234	2,735,912
International Business Machines Corp.	8,418	1,455,893
†VeriSign, Inc.	1,897	337,286
		6,342,483
Leisure Products–0.20%
†Mattel, Inc.	40,584	659,896
		659,896
Life Sciences Tools & Services–0.70%
Danaher Corp.	4,714	1,177,793
Thermo Fisher Scientific, Inc.	1,989	1,099,917
		2,277,710
Machinery–4.82%
Caterpillar, Inc.	14,141	4,710,367
Cummins, Inc.	18,716	5,183,022
Donaldson Co., Inc.	8,537	610,908
Oshkosh Corp.	1,826	197,573
Parker-Hannifin Corp.	6,006	3,037,895
Snap-on, Inc.	5,263	1,375,696
Timken Co.	8,448	676,938
		15,792,399
Media–1.56%
Comcast Corp. Class A	114,200	4,472,072
Interpublic Group of Cos., Inc.	21,793	633,958
		5,106,030
Metals & Mining–0.23%
Nucor Corp.	4,751	751,038
		751,038
Multi-Utilities–1.01%
Consolidated Edison, Inc.	18,371	1,642,735
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
WEC Energy Group, Inc.	21,412	$1,679,985
		3,322,720
Oil, Gas & Consumable Fuels–8.00%
APA Corp.	14,318	421,522
ConocoPhillips	40,244	4,603,109
Devon Energy Corp.	71,209	3,375,307
EOG Resources, Inc.	9,786	1,231,764
Exxon Mobil Corp.	81,952	9,434,314
Marathon Oil Corp.	62,657	1,796,376
Marathon Petroleum Corp.	8,024	1,392,003
Occidental Petroleum Corp.	62,662	3,949,586
		26,203,981
Personal Care Products–0.34%
Kenvue, Inc.	61,869	1,124,778
		1,124,778
Pharmaceuticals–4.66%
Bristol-Myers Squibb Co.	83,880	3,483,536
Johnson & Johnson	43,848	6,408,824
Merck & Co., Inc.	43,470	5,381,586
		15,273,946
Professional Services–1.44%
†CACI International, Inc. Class A	3,085	1,326,951
Leidos Holdings, Inc.	19,169	2,796,374
†Parsons Corp.	2,447	200,189
Paycom Software, Inc.	2,648	378,770
		4,702,284
Real Estate Management & Development–0.08%
†Jones Lang LaSalle, Inc.	1,344	275,896
		275,896
Retail REITs–1.64%
Simon Property Group, Inc.	35,475	5,385,105
		5,385,105
Semiconductors & Semiconductor Equipment–7.33%
Amkor Technology, Inc.	25,168	1,007,223
Broadcom, Inc.	3,312	5,317,515
KLA Corp.	7,060	5,821,041
Marvell Technology, Inc.	35,907	2,509,899
Microchip Technology, Inc.	10,814	989,481
NXP Semiconductors NV	12,062	3,245,764
†ON Semiconductor Corp.	6,423	440,297
QUALCOMM, Inc.	19,427	3,869,470
Skyworks Solutions, Inc.	7,476	796,792
		23,997,482
Software–3.30%
†Adobe, Inc.	4,553	2,529,374
†AppLovin Corp. Class A	5,195	432,328
LVIP American Century Disciplined Core Value Fund-3

LVIP American Century Disciplined Core Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Aspen Technology, Inc.	887	$176,185
Microsoft Corp.	5,037	2,251,287
Oracle Corp.	5,621	793,685
Salesforce, Inc.	5,644	1,451,072
†Synopsys, Inc.	5,351	3,184,166
		10,818,097
Specialized REITs–0.63%
Public Storage	1,861	535,317
SBA Communications Corp.	7,860	1,542,918
		2,078,235
Specialty Retail–1.88%
Bath & Body Works, Inc.	26,702	1,042,713
Gap, Inc.	38,657	923,516
Lowe's Cos., Inc.	11,075	2,441,594
Williams-Sonoma, Inc.	6,150	1,736,576
		6,144,399
Technology Hardware, Storage & Peripherals–0.91%
Hewlett Packard Enterprise Co.	140,105	2,966,023
		2,966,023
Textiles, Apparel & Luxury Goods–1.11%
Columbia Sportswear Co.	5,147	407,025
NIKE, Inc. Class B	15,125	1,139,971
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp.	6,736	$1,179,204
†Skechers USA, Inc. Class A	12,993	898,076
		3,624,276
Trading Companies & Distributors–2.16%
†Beacon Roofing Supply, Inc.	12,265	1,109,983
†Core & Main, Inc. Class A	16,283	796,890
Ferguson PLC	15,911	3,081,165
†GMS, Inc.	4,345	350,251
MSC Industrial Direct Co., Inc. Class A	5,114	405,591
Watsco, Inc.	759	351,599
WESCO International, Inc.	6,127	971,252
		7,066,731
Total Common Stock (Cost $269,043,643)		326,901,233

MONEY MARKET FUND–0.19%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	611,775	611,775
Total Money Market Fund (Cost $611,775)		611,775

TOTAL INVESTMENTS–100.03% (Cost $269,655,418)	327,513,008
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(92,323)
NET ASSETS APPLICABLE TO 39,993,402 SHARES OUTSTANDING–100.00%	$327,420,685
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY DISCIPLINED CORE VALUE FUND STANDARD CLASS ($10,100 / 1,233 Shares)	$8.191
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY DISCIPLINED CORE VALUE FUND STANDARD CLASS II ($294,210,691 / 35,935,346 Shares)	$8.187
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY DISCIPLINED CORE VALUE FUND SERVICE CLASS ($33,199,894 / 4,056,823 Shares)	$8.184
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$296,208,240
Distributable earnings/(accumulated loss)	31,212,445
TOTAL NET ASSETS	$327,420,685

†Non-income producing.

★Includes $6,206 expense reimbursement receivable from Lincoln Financial Investments Corporation, $233,800 payable for fund shares redeemed, $3,830 other accrued expenses payable, $193,632 due to manager and affiliates, $13,807 due to custodian, $7,496 payable for audit fee and $6,049 payable for fund accounting fee as of June 30, 2024.

LVIP American Century Disciplined Core Value Fund-4

LVIP American Century Disciplined Core Value Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Disciplined Core Value Fund-5

LVIP American Century Disciplined Core Value Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$3,396,714
Foreign taxes withheld	(3,691)
3,393,023
EXPENSES:
Management fees	1,085,041
Shareholder servicing fees	73,791
Distribution fees-Service Class	41,728
Accounting and administration expenses	11,426
Professional fees	9,125
Trustees’ fees and expenses	5,289
Reports and statements to shareholders	3,943
Custodian fees	1,275
Pricing fees	765
Other	10,012
1,242,395
Less:
Expenses reimbursed	(11,584)
Total operating expenses	1,230,811
NET INVESTMENT INCOME	2,162,212
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	15,873,789
Net change in unrealized appreciation (depreciation) of:
Investments	5,278,671
Foreign currencies	(1,860)
Net change in unrealized appreciation (depreciation)	5,276,811
NET REALIZED AND UNREALIZED GAIN	21,150,600
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,312,812
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Disciplined Core Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,162,212	$5,015,492
Net realized gain (loss)	15,873,789	(8,012,515)
Net change in unrealized appreciation (depreciation)	5,276,811	29,192,999
Net increase in net assets resulting from operations	23,312,812	26,195,976
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class II	(1,097,141)	(4,598,213)
Service Class	(101,045)	(430,663)
	(1,198,186)	(5,028,876)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,000	—
Standard Class II	5,600,788	14,505,405
Service Class	1,822,372	3,940,447
Reinvestment of dividends and distributions:
Standard Class II	1,097,141	4,598,213
Service Class	101,045	430,663
	8,631,346	23,474,728
Cost of shares redeemed:
Standard Class II	(31,538,845)	(65,467,557)
Service Class	(2,963,799)	(9,039,976)
	(34,502,644)	(74,507,533)
Decrease in net assets derived from capital share transactions	(25,871,298)	(51,032,805)
NET DECREASE IN NET ASSETS	(3,756,672)	(29,865,705)
NET ASSETS:
Beginning of period	331,177,357	361,043,062
End of period	$327,420,685	$331,177,357
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Disciplined Core Value Fund-6

LVIP American Century Disciplined Core Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
LVIP American Century Disciplined Core Value Fund Standard Class
4/29/24[1] to
6/30/24 (unaudited)
Net asset value, beginning of period	$8.110
Income from investment operations:
Net investment income[2]	0.040
Net realized and unrealized gain	0.041
Total from investment operations	0.081
Net asset value, end of period	$8.191
Total return[3]	1.00%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10
Ratio of expenses to average net assets	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.63%
Ratio of net investment income to average net assets	1.42%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.40%
Portfolio turnover	36%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Disciplined Core Value Fund-7

LVIP American Century Disciplined Core Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Disciplined Core Value Fund Standard Class II
	Six Months Ended 6/30/24[1,2] (unaudited)	Year Ended
		12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]	12/31/19[1]
Net asset value, beginning of period	$7.670	$7.17	$10.72	$10.28	$10.02	$9.02
Income (loss) from investment operations:
Net investment income[3]	0.053	0.11	0.14	0.11	0.19	0.20
Net realized and unrealized gain (loss)	0.493	0.50	(1.20)	2.13	0.73	1.85
Total from investment operations	0.546	0.61	(1.06)	2.24	0.92	2.05
Less dividends and distributions from:
Net investment income	(0.029)	(0.11)	(0.14)	(0.11)	(0.18)	(0.20)
Net realized gain	—	—	(2.35)	(1.69)	(0.48)	(0.85)
Total dividends and distributions	(0.029)	(0.11)	(2.49)	(1.80)	(0.66)	(1.05)
Net asset value, end of period	$8.187	$7.67	$7.17	$10.72	$10.28	$10.02
Total return[4]	7.12%	8.65%	(12.74% )	23.65%	11.81%	23.95%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$294,211	$299,110	$326,453	$410,287	$362,015	$351,774
Ratio of expenses to average net assets	0.71%	0.71%	0.71%	0.70%	0.70%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.72%	—	—	—	—	—
Ratio of net investment income to average net assets	1.32%	1.51%	1.77%	1.09%	2.03%	2.07%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.31%	—	—	—	—	—
Portfolio turnover	36%	109%	217%	248%	163%	83%

[1]
The Fund adopted the accounting and performance history of the American Century Investments® VP Disciplined Core Value Fund Class I, a former portfolio of American
Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024.  Pre-inception information shown is that of the Predecessor Fund's Class I shares.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Disciplined Core Value Fund-8

LVIP American Century Disciplined Core Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Disciplined Core Value Fund Service Class
	Six Months Ended 6/30/24[1,2] (unaudited)	Year Ended
		12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]	12/31/19[1]
Net asset value, beginning of period	$7.670	$7.18	$10.72	$10.28	$10.03	$9.02
Income (loss) from investment operations:
Net investment income[3]	0.043	0.09	0.12	0.09	0.16	0.17
Net realized and unrealized gain (loss)	0.495	0.49	(1.19)	2.13	0.73	1.87
Total from investment operations	0.538	0.58	(1.07)	2.22	0.89	2.04
Less dividends and distributions from:
Net investment income	(0.024)	(0.09)	(0.12)	(0.09)	(0.16)	(0.18)
Net realized gain	—	—	(2.35)	(1.69)	(0.48)	(0.85)
Total dividends and distributions	(0.024)	(0.09)	(2.47)	(1.78)	(0.64)	(1.03)
Net asset value, end of period	$8.184	$7.67	$7.18	$10.72	$10.28	$10.03
Total return[4]	7.01%	8.24%	(12.83% )	23.34%	11.45%	23.75%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$33,200	$32,068	$34,590	$40,762	$30,024	$31,632
Ratio of expenses to average net assets	0.96%	0.96%	0.96%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.97%	0.96%	0.96%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	1.07%	1.26%	1.52%	0.84%	1.78%	1.82%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.06%	1.26%	1.52%	0.84%	1.78%	1.82%
Portfolio turnover	36%	109%	217%	248%	163%	83%

[1]
The Fund adopted the accounting and performance history of the American Century Investments® VP Disciplined Core Value Fund Class II, a former portfolio of
American Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund's Class II shares.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Disciplined Core Value Fund-9

LVIP American Century Disciplined Core Value Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Disciplined Core Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments® VP Disciplined Core Value Fund, a former portfolio of American Century Variable Portfolios, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund commenced on April 29, 2024. Pre-inception information for Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek capital growth.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
LVIP American Century Disciplined Core Value Fund-10

LVIP American Century Disciplined Core Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective April 29, 2024, LFI receives a management fee at an annual rate of 0.55% of the first $5 billion of the Fund’s average daily net assets; and 0.50% of the Fund’s average daily net assets in excess of $5 billion.   The management fee is calculated daily and paid monthly.   Prior to April 29, 2024, a single, unified management fee per class was paid by the Predecessor Fund to American Century Investment Management, Inc. (ACIM) (the “Predecessor Advisor”), in the amount of $770,422. The fee included all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services.
Effective April 29, 2024, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses exceed 0.61% of the Fund’s average daily net assets for the Standard Class, 0.71% for the Standard Class II  and 0.96% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2024, no expense reimbursements were subject to recoupment.
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
LVIP American Century Disciplined Core Value Fund-11

LVIP American Century Disciplined Core Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the period April 29, 2024 through June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$4,623
Legal	704
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares and 0.129% of the Fund's average daily net assets for each of the Standard Class II shares and Service Class shares respectively. The fee is calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,061 for the six months ended June 30, 2024.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$6,206
Management fees payable to LFI	148,818
Distribution fees payable to LFD	6,849
Printing and mailing fees payable to Lincoln Life	3,061
Shareholder servicing fees payable to Lincoln Life	34,904
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2024, the Fund engaged in securities sales of $1,203,127, which resulted in net realized gains of $254,046.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$119,293,237
Sales	141,607,026
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$269,655,418
Aggregate unrealized appreciation of investments	$66,855,856
Aggregate unrealized depreciation of investments	(8,998,266)
Net unrealized appreciation of investments	$57,857,590
LVIP American Century Disciplined Core Value Fund-12

LVIP American Century Disciplined Core Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$326,901,233	$—	$—	$326,901,233
Money Market Fund	611,775	—	—	611,775
Total Investments	$327,513,008	$—	$—	$327,513,008
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24*	12/31/23
Shares sold:
Standard Class	1,233	—
Standard Class II	690,987	2,013,053
Service Class	229,080	548,101
Shares reinvested:
Standard Class	—	—
Standard Class II	132,345	645,974
Service Class	12,189	60,536
	1,065,834	3,267,664
Shares redeemed:
Standard Class	—	—
Standard Class II	(3,904,711)	(9,141,472)
Service Class	(366,513)	(1,246,279)
	(4,271,224)	(10,387,751)
Net decrease	(3,205,390)	(7,120,087)

*	Date of commencement of operations of Standard class is April 29, 2024.
LVIP American Century Disciplined Core Value Fund-13

LVIP American Century Disciplined Core Value Fund
Notes to Financial Statements (continued)
5. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
7. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Disciplined Core Value Fund-14

LVIP American Century Inflation Protection Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP American Century Inflation Protection Fund

LVIP American Century Inflation Protection Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.42%
•Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R03 1M1 7.44% (SOFR30A + 2.10%) 3/25/42	726,288	$738,631
•Freddie Mac STACR REMIC Trust Series 2021-DNA7 M1 6.19% (SOFR30A + 0.85%) 11/25/41	1,527,606	1,527,301
Total Agency Collateralized Mortgage Obligations (Cost $2,249,384)		2,265,932
AGENCY MORTGAGE-BACKED SECURITIES–8.94%
Fannie Mae S.F. 30 yr
2.50% 1/1/52	11,289,180	9,327,174
4.00% 9/1/52	13,922,165	12,761,743
5.50% 1/1/53	5,598,126	5,532,321
Freddie Mac S.F. 30 yr
3.50% 8/1/52	2,871,053	2,542,881
4.50% 10/1/52	2,607,128	2,461,324
GNMA II S.F. 30 yr
3.00% 9/20/51	4,893,456	4,266,724
5.00% 8/20/53	8,554,710	8,332,255
5.50% 12/20/52	2,436,664	2,419,351
Total Agency Mortgage-Backed Securities (Cost $49,692,236)		47,643,773
AGENCY OBLIGATIONS–9.68%
Federal Home Loan Mortgage Corp. 6.25% 7/15/32	15,050,000	16,842,683
Federal National Mortgage Association 6.63% 11/15/30	27,000,000	30,177,619
Tennessee Valley Authority
3.88% 3/15/28	2,535,000	2,479,739
4.70% 7/15/33	2,058,000	2,068,744
Total Agency Obligations (Cost $54,667,348)		51,568,785
CORPORATE BONDS–6.99%
Canada–0.15%
μNational Bank of Canada 5.60% 7/2/27	786,000	785,782
		785,782
Japan–0.43%
Honda Motor Co. Ltd. 2.27% 3/10/25	2,340,000	2,288,432
		2,288,432
Switzerland–0.20%
UBS Group AG 4.13% 9/24/25	1,099,000	1,077,582
		1,077,582
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
United States–6.21%
AbbVie, Inc. 2.95% 11/21/26	1,200,000	$1,143,896
Amgen, Inc. 5.25% 3/2/33	1,145,000	1,141,663
μBank of America Corp.
5.47% 1/23/35	510,000	509,484
5.82% 9/15/29	355,000	362,432
5.93% 9/15/27	3,355,000	3,391,095
Bristol-Myers Squibb Co. 5.20% 2/22/34	269,000	268,451
Caterpillar Financial Services Corp. 3.65% 8/12/25	3,160,000	3,103,405
μCharles Schwab Corp. 5.38% 6/1/25	1,370,000	1,354,622
Chubb INA Holdings LLC 5.00% 3/15/34	1,455,000	1,440,515
μCitigroup, Inc.
3.67% 7/24/28	345,000	328,864
5.83% 2/13/35	670,000	663,024
6.27% 11/17/33	120,000	125,680
Corebridge Global Funding 5.35% 6/24/26	1,191,000	1,189,999
Duke Energy Florida LLC 5.88% 11/15/33	630,000	654,964
μFifth Third Bancorp 6.34% 7/27/29	2,225,000	2,280,821
μJPMorgan Chase & Co.
4.01% 4/23/29	558,000	533,538
5.30% 7/24/29	1,205,000	1,209,044
6.09% 10/23/29	1,524,000	1,574,628
PPL Electric Utilities Corp. 4.85% 2/15/34	1,170,000	1,138,462
Roche Holdings, Inc. 2.31% 3/10/27	1,930,000	1,801,051
Sempra 3.30% 4/1/25	767,000	753,317
Stryker Corp. 4.85% 12/8/28	1,108,000	1,099,488
Thermo Fisher Scientific, Inc. 1.22% 10/18/24	3,930,000	3,879,403
μTruist Financial Corp. 5.71% 1/24/35	2,034,000	2,025,121
μWells Fargo & Co.
4.90% 7/25/33	469,000	451,114
5.39% 4/24/34	175,000	172,999
6.30% 10/23/29	455,000	472,159
		33,069,239
Total Corporate Bonds (Cost $37,621,925)		37,221,035
MUNICIPAL BONDS–0.45%
Golden State Tobacco Securitization Corp. Series B 2.75% 6/1/34	1,120,000	935,059
University of California Series BG 1.32% 5/15/27	1,605,000	1,457,526
Total Municipal Bonds (Cost $2,608,800)		2,392,585
LVIP American Century Inflation Protection Fund-1

LVIP American Century Inflation Protection Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES–3.97%
•Bean Creek CLO Ltd. Series 2015-1A AR 6.61% (TSFR03M + 1.28%) 4/20/31	1,007,794	$1,007,945
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A A 2.44% 7/15/46	1,022,596	914,845
Dryden 43 Senior Loan Fund Series 2016-43A B2R2 3.09% 4/20/34	3,000,000	2,681,793
FirstKey Homes Trust Series 2020-SFR2 D 1.97% 10/19/37	1,500,000	1,420,238
Goodgreen Trust
Series 2020-1A A 2.63% 4/15/55	859,873	715,012
Series 2021-1A A 2.66% 10/15/56	342,324	281,503
Hilton Grand Vacations Trust Series 2019-AA B 2.54% 7/25/33	610,327	585,214
•KKR CLO 22 Ltd. Series 22A A 6.74% (TSFR03M + 1.41%) 7/20/31	1,970,714	1,973,098
•KKR Static CLO I Ltd. Series 2022-1A BR 7.32% (TSFR03M + 2.00%) 7/20/31	1,975,000	1,975,490
•Magnetite XXIX Ltd. Series 2021-29A B 6.99% (TSFR03M + 1.66%) 1/15/34	2,600,000	2,600,741
•Palmer Square CLO Ltd. Series 2014-1A A1R2 6.71% (TSFR03M + 1.39%) 1/17/31	1,015,726	1,016,886
Sierra Timeshare Receivables Funding LLC
Series 2019-3A B 2.75% 8/20/36	652,718	647,371
Series 2021-1A B 1.34% 11/20/37	1,081,350	1,027,944
Subway Funding LLC Series 2024-1A A2II 6.27% 7/30/54	722,000	732,423
Switch ABS Issuer LLC Series 2024-2A A2 5.44% 6/25/54	825,000	799,122
•Towd Point Mortgage Trust Series 2024-CES3 A1 6.29% 5/25/64	889,188	892,355
Wellfleet CLO Ltd. Series 2022-1A B2 4.78% 4/15/34	2,000,000	1,903,244
Total Non-Agency Asset-Backed Securities (Cost $22,045,409)		21,175,224
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.37%
ABN AMRO Mortgage Corp. Series 2003-4 A4 5.50% 3/25/33	10,477	10,161
•Agate Bay Mortgage Trust Series 2015-7 A3 3.50% 10/25/45	476,320	420,291
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Angel Oak Mortgage Trust
Series 2019-5 A3 2.92% 10/25/49	188,803	$182,890
Series 2019-6 A3 2.93% 11/25/59	229,416	221,687
•Arroyo Mortgage Trust
Series 2021-1R A2 1.48% 10/25/48	392,522	328,776
Series 2021-1R A3 1.64% 10/25/48	320,216	268,012
Bank5 Series 2024-5YR7 A3 5.77% 6/15/57	1,983,000	2,009,656
Cendant Mortgage Corp. Series 2003-6 A3 5.25% 7/25/33	86,574	80,579
•Chase Home Lending Mortgage Trust Series 2024-2 A4A 6.00% 2/25/55	718,264	714,835
•CSMC Trust
Series 2015-WIN1 A10 3.50% 12/25/44	203,507	181,957
Series 2021-NQM2 A3 1.54% 2/25/66	388,320	328,233
Deephaven Residential Mortgage Trust Series 2020-2 A3 2.86% 5/25/65	1,632,169	1,598,172
•JP Morgan Mortgage Trust
Series 2014-5 A1 2.73% 10/25/29	386,434	367,499
Series 2016-1 A7 3.50% 5/25/46	1,112,926	980,654
Series 2024-5 A6 6.00% 11/25/54	1,675,000	1,666,598
•RCKT Mortgage Trust Series 2024-CES3 A1A 6.59% 5/25/44	638,717	644,116
•Sequoia Mortgage Trust Series 2017-7 A7 3.50% 10/25/47	753,673	660,211
•STAR Trust Series 2021-1 A1 1.22% 5/25/65	994,635	869,245
•Verus Securitization Trust Series 2021-1 A3 1.16% 1/25/66	837,309	737,031
•Vista Point Securitization Trust Series 2020-2 A3 2.50% 4/25/65	361,800	340,596
Total Non-Agency Collateralized Mortgage Obligations (Cost $13,391,774)		12,611,199
LVIP American Century Inflation Protection Fund-2

LVIP American Century Inflation Protection Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.29%
Aligned Data Centers Issuer LLC Series 2021-1A B 2.48% 8/15/46		1,500,000	$1,365,659
Bank5 Trust Series 2024-5YR6 A3 6.23% 5/15/57		1,061,000	1,096,475
BBCMS Mortgage Trust Series 2024-5C27 A3 6.01% 7/15/57		519,000	531,849
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-AON A 4.13% 7/5/31		3,055,000	2,765,266
•NJ Trust Series 2023-GSP A 6.70% 1/6/29		1,075,000	1,108,380
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $7,342,668)			6,867,629
ΔSOVEREIGN BONDS–4.95%
Canada–3.89%
Canada Government Bonds
1.00% 6/1/27	CAD	5,450,000	3,699,809
3.75% 5/1/25	CAD	16,550,000	12,026,740
4.00% 3/1/29	CAD	6,700,000	4,998,419
			20,724,968
Germany–1.06%
Deutsche Bundesrepublik Inflation-Linked Bonds 0.10% 4/15/26	EUR	5,417,412	5,657,925
			5,657,925
Total Sovereign Bonds (Cost $26,465,012)			26,382,893
U.S. TREASURY OBLIGATIONS–53.96%
U.S. Treasury Inflation Indexed Bonds
0.13% 2/15/51		6,321,893	3,654,137
0.13% 2/15/52		5,845,030	3,317,395
0.25% 2/15/50		10,706,508	6,533,477
0.63% 2/15/43		18,314,512	13,748,482
0.75% 2/15/42		13,924,348	10,874,724
0.75% 2/15/45		14,844,552	11,115,811
0.88% 1/15/29		5,587,200	5,292,880
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Bonds (continued)
0.88% 2/15/47	6,753,500	$5,069,257
1.00% 2/15/46	11,048,135	8,618,025
1.00% 2/15/48	1,271,340	973,063
1.00% 2/15/49	249,176	189,199
1.38% 7/15/33	20,841,531	19,679,024
1.38% 2/15/44	14,931,498	12,794,218
1.75% 1/15/28	9,137,507	8,991,263
2.13% 4/15/29	1,723,086	1,725,073
2.38% 1/15/27	6,970,826	6,966,407
2.50% 1/15/29	7,118,524	7,242,973
3.38% 4/15/32	883,120	964,051
3.63% 4/15/28	4,256,595	4,473,006
U.S. Treasury Inflation Indexed Notes
0.13% 4/15/25	11,287,689	10,980,070
0.13% 7/15/26	8,174,437	7,814,054
0.13% 10/15/26	7,365,666	7,010,633
0.13% 4/15/27	6,106,980	5,745,849
0.13% 1/15/30	14,744,213	13,269,452
0.13% 1/15/31	25,652,229	22,642,013
0.13% 7/15/31	18,680,234	16,402,865
0.13% 1/15/32	16,647,878	14,412,021
0.38% 1/15/27	1,297,850	1,233,618
0.38% 7/15/27	11,726,823	11,128,150
0.50% 1/15/28	19,763,739	18,622,632
0.63% 7/15/32	11,653,416	10,448,724
1.13% 1/15/33	9,524,944	8,812,165
1.25% 4/15/28	3,658,200	3,533,063
1.75% 1/15/34	3,340,173	3,240,772
Total U.S. Treasury Obligations (Cost $326,274,871)		287,518,546

	Number of Shares
MONEY MARKET FUND–6.41%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	34,151,704	34,151,704
Total Money Market Fund (Cost $34,151,704)		34,151,704

TOTAL INVESTMENTS–99.43% (Cost $576,511,131)	529,799,305
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.57%	3,052,323
NET ASSETS APPLICABLE TO 56,777,695 SHARES OUTSTANDING –100.00%	$532,851,628
LVIP American Century Inflation Protection Fund-3

LVIP American Century Inflation Protection Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY INFLATION PROTECTION FUND STANDARD CLASS ($10,232 / 1,087 Shares)	$9.413
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY INFLATION PROTECTION FUND STANDARD CLASS II ($98,534,465 / 10,474,070 Shares)	$9.407
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY INFLATION PROTECTION FUND SERVICE CLASS ($434,306,931 / 46,302,538 Shares)	$9.380
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$607,351,044
Distributable earnings/(accumulated loss)	(74,499,416)
TOTAL NET ASSETS	$532,851,628

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date.
ΔSecurities have been classified by country of origin.

★Includes $15,874 expense reimbursement receivable from Lincoln Financial Investments Corporation, $14,949,083 variation margin due from brokers on centrally cleared swap contracts, $1,320,912 payable for securities purchased, $1,058,642 payable for fund shares redeemed, $4,880,000 cash collateral due to brokers for certain open bilateral derivatives, $8,645 other accrued expenses payable, $284,568 due to manager and affiliates, $21,675 due to custodian, $14,826,590 variation margin due to broker on futures contracts, $13,045 payable for audit fee and $7,980 payable for fund accounting fee as of June 30, 2024.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2024:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	CAD	(35,944,496)	USD	26,180,141	9/18/24	$—	$(143,794)
BOA	CAD	2,531,405	USD	(1,854,057)	9/18/24	—	(184)
BOA	CAD	5,373,909	USD	(3,921,940)	9/18/24	13,640	—
BOA	EUR	(3,459,566)	USD	3,728,344	9/18/24	9,069	—
GSI	EUR	(1,720,192)	USD	1,874,926	9/18/24	25,599	—
Total Foreign Currency Exchange Contracts						$48,308	$(143,978)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
163	U.S. Treasury 10 yr Notes	$17,927,453	$17,716,168	9/19/24	$211,285	$—
77	U.S. Treasury 10 yr Ultra Notes	8,741,073	8,612,015	9/19/24	129,058	—
41	U.S. Treasury 5 yr Notes	4,369,703	4,334,305	9/30/24	35,398	—
Total Futures Contracts					$375,741	$—
LVIP American Century Inflation Protection Fund-4

LVIP American Century Inflation Protection Fund
Statement of Net Assets (continued)
Swap Contracts1
Inflation Swap Contracts
	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	9,000,000	2.24%	1/12/26	$1,067,884	$1,067,884	$—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,000,000	1.88%	11/21/29	153,391	153,391	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	4,000,000	1.08%	6/4/25	706,866	706,866	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	6,100,000	1.80%	10/21/29	978,255	978,255	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	18,300,000	2.37%	2/2/29	205,058	205,058	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	4,900,000	2.49%	2/2/34	43,789	43,789	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,400,000	2.66%	8/2/30	(5,079)	—	(5,079)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	10,800,000	2.65%	8/2/33	(33,010)	—	(33,010)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	13,600,000	1.86%	8/1/24	1,759,158	1,759,158	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	8,000,000	1.63%	6/25/30	1,522,345	1,522,345	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	11,500,000	2.31%	3/28/28	1,209,350	1,209,350	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,000,000	1.87%	11/25/29	771,236	771,236	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,200,000	2.62%	3/2/33	14,302	14,302	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,000,000	2.15%	11/20/27	633,570	633,570	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	10,500,000	2.44%	2/2/30	165,685	165,685	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	10,000,000	2.50%	9/3/31	755,309	755,309	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,000,000	2.47%	5/3/28	47,247	47,247	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,500,000	2.50%	5/3/33	36,176	36,176	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	10,000,000	2.50%	8/9/26	72,060	72,060	—
LVIP American Century Inflation Protection Fund-5

LVIP American Century Inflation Protection Fund
Statement of Net Assets (continued)
Swap Contracts1
Inflation Swap Contracts (continued)
	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared: (continued)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,000,000	1.29%	5/19/30	$626,668	$626,668	$—
					10,768,349	(38,089)

	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	2,500,000	2.28%	11/16/26	$279,412	$279,412	$—
BCLY–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	15,100,000	2.90%	12/21/27	(1,792,267)	—	(1,792,267)
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	2,500,000	2.25%	11/15/26	289,298	289,298	—
BOA–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	1,750,000	2.22%	4/13/27	198,810	198,810	—
BCLY–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	3,600,000	2.78%	7/2/44	(176,111)	—	(176,111)
BCLY–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	2,300,000	2.59%	7/23/24	67,901	67,901	—
BOA–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	4,000,000	2.53%	8/19/24	144,052	144,052	—
BOA–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	3,000,000	1.79%	8/27/25	446,578	446,578	—
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	1,500,000	1.87%	5/23/26	239,233	239,233	—
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	13,000,000	1.92%	5/31/26	1,994,960	1,994,960	—
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	12,500,000	1.77%	6/16/26	2,112,254	2,112,254	—
LVIP American Century Inflation Protection Fund-6

LVIP American Century Inflation Protection Fund
Statement of Net Assets (continued)
Swap Contracts1
Inflation Swap Contracts (continued)
	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
BOA–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	7,000,000	2.24%	4/11/27	$778,928	$778,928	$—
BOA–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	4,000,000	2.24%	4/28/27	448,249	448,249	—
					6,999,675	(1,968,378)
Total Inflation Swap Contracts				$15,761,557	$17,768,024	(2,006,467)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the
Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 5 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2024.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
BCLY–Barclays Bank
BOA–Bank of America
CAD–Canadian Dollar
CLO–Collateralized Loan Obligation
EUR–Euro
GNMA–Government National Mortgage Association
GSI–Goldman Sachs International
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
TSFR03M–3 Month Term Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
STACR–Structured Agency Credit Risk
USA-CPI-U–United States Consumer Price Index for All Urban Consumers
USD–United States Dollar
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Inflation Protection Fund-7

LVIP American Century Inflation Protection Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Interest	$12,722,561
EXPENSES:
Management fees	1,119,108
Distribution fees-Service Class	561,211
Shareholder servicing fees	118,444
Trustees’ fees and expenses	18,613
Accounting and administration expenses	16,649
Professional fees	15,332
Reports and statements to shareholders	6,443
Custodian fees	3,826
Pricing fees	1,913
Other	1,885
1,863,424
Less:
Expenses reimbursed	(29,287)
Total operating expenses	1,834,137
NET INVESTMENT INCOME	10,888,424
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(12,988,399)
Foreign currencies	(1,409)
Foreign currency exchange contracts	375,469
Futures contracts	(278,576)
Swap contracts	6,388,637
Net realized loss	(6,504,278)
Net change in unrealized appreciation (depreciation) of:
Investments	2,415,112
Foreign currencies	(4,267)
Foreign currency exchange contracts	382,746
Futures contracts	(1,628,908)
Swap contracts	(2,860,334)
Net change in unrealized appreciation (depreciation)	(1,695,651)
NET REALIZED AND UNREALIZED LOSS	(8,199,929)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,688,495
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Inflation Protection Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$10,888,424	$20,089,574
Net realized loss	(6,504,278)	(17,607,704)
Net change in unrealized appreciation (depreciation)	(1,695,651)	17,319,272
Net increase in net assets resulting from operations	2,688,495	19,801,142
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class II	(496,516)	(3,678,268)
Service Class	(2,016,679)	(16,272,832)
	(2,513,195)	(19,951,100)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,000	—
Standard Class II	17,999,048	26,032,466
Service Class	33,752,032	54,292,743
Reinvestment of dividends and distributions:
Standard Class II	496,516	3,678,268
Service Class	2,016,679	16,272,832
	54,274,275	100,276,309
Cost of shares redeemed:
Standard Class II	(22,173,809)	(30,472,748)
Service Class	(73,071,992)	(118,012,472)
	(95,245,801)	(148,485,220)
Decrease in net assets derived from capital share transactions	(40,971,526)	(48,208,911)
NET DECREASE IN NET ASSETS	(40,796,226)	(48,358,869)
NET ASSETS:
Beginning of period	573,647,854	622,006,723
End of period	$532,851,628	$573,647,854
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Inflation Protection Fund-8

LVIP American Century Inflation Protection Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
LVIP American Century Inflation Protection Fund Standard Class
4/29/24[1] to
6/30/24 (unaudited)
Net asset value, beginning of period	$9.200
Income from investment operations:
Net investment income[2]	0.080
Net realized and unrealized gain	0.133
Total from investment operations	0.213
Net asset value, end of period	$9.413
Total return[3]	2.33%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10
Ratio of expenses to average net assets	0.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.39%
Ratio of net investment income to average net assets	4.28%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.25%
Portfolio turnover	35%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Inflation Protection Fund-9

LVIP American Century Inflation Protection Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Inflation Protection Fund Standard Class II
	Six Months Ended 6/30/24[1,2] (unaudited)	Year Ended
		12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]	12/31/19[1]
Net asset value, beginning of period	$9.390	$9.40	$11.44	$11.11	$10.28	$9.66
Income (loss) from investment operations:
Net investment income[3]	0.194	0.34	0.50	0.39	0.16	0.25
Net realized and unrealized gain (loss)	(0.130)	(0.01)	(1.94)	0.32	0.84	0.63
Total from investment operations	0.064	0.33	(1.44)	0.71	1.00	0.88
Less dividends and distributions from:
Net investment income	(0.047)	(0.34)	(0.51)	(0.38)	(0.17)	(0.26)
Net realized gain	—	—	(0.06)	—	—	—
Return of capital	—	—	(0.03)	—	—	—
Total dividends and distributions	(0.047)	(0.34)	(0.60)	(0.38)	(0.17)	(0.26)
Net asset value, end of period	$9.407	$9.39	$9.40	$11.44	$11.11	$10.28
Total return[4]	0.69%	3.60%	(12.88% )	6.61%	9.81%	9.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$98,534	$101,999	$102,827	$126,346	$123,185	$98,523
Ratio of expenses to average net assets	0.46%	0.64%	0.52%	0.46%	0.47%	0.47%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.47%	—	—	—	—	—
Ratio of net investment income to average net assets	4.18%	3.55%	4.87%	3.48%	1.53%	2.48%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.17%	—	—	—	—	—
Portfolio turnover	35%	28%	86%	64%	66%	41%

[1]
The Fund adopted the accounting and performance history of the American Century Investments® VP Inflation Protection Fund Class I, a former portfolio of American
Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024.  Pre-inception information shown is that of the Predecessor Fund's Class I shares.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Inflation Protection Fund-10

LVIP American Century Inflation Protection Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Inflation Protection Fund Service Class
	Six Months Ended 6/30/24[1,2] (unaudited)	Year Ended
		12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]	12/31/19[1]
Net asset value, beginning of period	$9.370	$9.37	$11.42	$11.09	$10.26	$9.64
Income (loss) from investment operations:
Net investment income[3]	0.182	0.31	0.48	0.36	0.14	0.22
Net realized and unrealized gain (loss)	(0.130)	— [4]	(1.95)	0.32	0.84	0.63
Total from investment operations	0.052	0.31	(1.47)	0.68	0.98	0.85
Less dividends and distributions from:
Net investment income	(0.042)	(0.31)	(0.49)	(0.35)	(0.15)	(0.23)
Net realized gain	—	—	(0.06)	—	—	—
Return of capital	—	—	(0.03)	—	—	—
Total dividends and distributions	(0.042)	(0.31)	(0.58)	(0.35)	(0.15)	(0.23)
Net asset value, end of period	$9.380	$9.37	$9.37	$11.42	$11.09	$10.26
Total return[5]	0.55%	3.40%	(13.08% )	6.27%	9.55%	8.90%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$434,307	$471,649	$519,180	$664,287	$514,161	$510,615
Ratio of expenses to average net assets	0.71%	0.89%	0.77%	0.71%	0.72%	0.72%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.72%	—	—	—	—	—
Ratio of net investment income to average net assets	3.93%	3.30%	4.62%	3.23%	1.28%	2.23%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.92%	—	—	—	—	—
Portfolio turnover	35%	28%	86%	64%	66%	41%

[1]
The Fund adopted the accounting and performance history of the American Century Investments® VP Inflation Protection Fund Class II, a former portfolio of American
Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund's Class II shares.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Per-share amount was less than $0.005.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Inflation Protection Fund-11

LVIP American Century Inflation Protection Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Inflation Protection Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments® VP Inflation Protection Fund, a former portfolio of American Century Variable Portfolios II, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund commenced on April 29, 2024. Pre-inception information for Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to pursue long-term total return using a strategy that seeks to protect against U.S. inflation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
LVIP American Century Inflation Protection Fund-12

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2024, the value and cost of foreign currency held by the LVIP American Century Inflation Protection Fund is $19,919 and $19,902 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective April 29, 2024, LFI receives a management fee at an annual rate of 0.31% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   Prior to April 29, 2024, a single, unified management fee per class was paid by the Predecessor Fund to American Century Investment Management, Inc. (ACIM) (the “Predecessor Advisor”), in the amount of $834,472. The fee included all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of independent directors (including legal counsel fees), extraordinary expenses and expenses incurred in connection with the provision of shareholder services and distribution services.
Effective April 29, 2024, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses exceed 0.36% of the Fund’s average daily net assets for the Standard Class, 0.46% for the Standard Class II  and 0.71% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2024, no expense reimbursements were subject to recoupment.
LVIP American Century Inflation Protection Fund-13

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the period April 29, 2024 through June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$7,448
Legal	1,133
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares and 0.129% of the Fund's average daily net assets for each of the Standard Class II shares and Service Class shares respectively. The fee is calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,061 for the six months ended June 30, 2024.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$15,874
Management fees payable to LFI	135,967
Distribution fees payable to LFD	88,961
Printing and mailing fees payable to Lincoln Life	3,061
Shareholder servicing fees payable to Lincoln Life	56,579
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$57,128,579
Purchases of U.S. government securities	119,522,461
Sales other than U.S. government securities	80,233,642
Sales of U.S. government securities	146,522,811
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$576,511,131
Aggregate unrealized appreciation of investments and derivatives	$18,458,482
Aggregate unrealized depreciation of investments and derivatives	(49,128,680)
Net unrealized depreciation of investments and derivatives	$(30,670,198)
LVIP American Century Inflation Protection Fund-14

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$2,265,932	$—	$2,265,932
Agency Mortgage-Backed Securities	—	47,643,773	—	47,643,773
Agency Obligations	—	51,568,785	—	51,568,785
Corporate Bonds	—	37,221,035	—	37,221,035
Municipal Bonds	—	2,392,585	—	2,392,585
Non-Agency Asset-Backed Securities	—	21,175,224	—	21,175,224
Non-Agency Collateralized Mortgage Obligations	—	12,611,199	—	12,611,199
Non-Agency Commercial Mortgage-Backed Securities	—	6,867,629	—	6,867,629
Sovereign Bonds	—	26,382,893	—	26,382,893
U.S. Treasury Obligations	—	287,518,546	—	287,518,546
Money Market Fund	34,151,704	—	—	34,151,704
Total Investments	$34,151,704	$495,647,601	$—	$529,799,305
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$48,308	$—	$48,308
Futures Contracts	$375,741	$—	$—	$375,741
Swap Contracts	$—	$17,768,024	$—	$17,768,024
Liabilities:
Foreign Currency Exchange Contracts	$—	$(143,978)	$—	$(143,978)
Swap Contracts	$—	$(2,006,467)	$—	$(2,006,467)
There were no Level 3 investments at the beginning or end of the period.
LVIP American Century Inflation Protection Fund-15

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24*	12/31/23
Shares sold:
Standard Class	1,087	—
Standard Class II	1,926,728	2,759,900
Service Class	3,626,450	5,757,664
Shares reinvested:
Standard Class	—	—
Standard Class II	53,274	394,054
Service Class	216,847	1,748,181
	5,824,386	10,659,799
Shares redeemed:
Standard Class	—	—
Standard Class II	(2,370,965)	(3,232,495)
Service Class	(7,897,023)	(12,559,771)
	(10,267,988)	(15,792,266)
Net decrease	(4,443,602)	(5,132,467)

*	Date of commencement of operations of Standard class is April 29, 2024.
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2024, the Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments,
LVIP American Century Inflation Protection Fund-16

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts–The Fund enters into inflation swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds.
Inflation Swap- Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as the Secured Overnight Financing Rate (SOFR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated, for bilateral swap contracts, by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the six months ended June 30, 2024, the Fund used inflation swaps to hedge the inflation risks in nominal bonds (i.e., non-inflation-protected bonds) thereby creating "synthetic" inflation-indexed bonds.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$48,308	Receivables and other assets net of liabilities	$(143,978)
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	375,741	Receivables and other assets net of liabilities	—
Swap contracts (Inflation contracts)	Receivables and other assets net of liabilities	17,768,024	Receivables and other assets net of liabilities	(2,006,467)
Total		$18,192,073		$(2,150,445)
LVIP American Century Inflation Protection Fund-17

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$375,469	$382,746
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	67,703	—
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(346,279)	(1,628,908)
Swap contracts (Inflation contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	6,388,637	(2,860,334)
Total		$6,485,530	$(4,106,496)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$825,142	$11,103,950
Futures contracts (average notional value)	21,358,390	—
Inflation rate swap contracts (average notional value)	198,071,429	(35,642,857)
At June 30, 2024, the Fund received cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
Goldman Sachs International	$4,880,000
Total	$4,880,000
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2024, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Barclays Bank PLC	$67,901	$(1,968,378)	$(1,900,477)
Goldman Sachs International	4,940,756	—	4,940,756
Total	$5,008,657	$(1,968,378)	$3,040,279

LVIP American Century Inflation Protection Fund-18

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
 5. Derivatives (continued)
Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Barclays Bank PLC	$(1,900,477)	$—	$—	$—	$—	$(1,900,477)
Goldman Sachs International	4,940,756	—	(4,880,000)	—	—	60,756
Total	$3,040,279	$—	$(4,880,000)	$—	$—	$(1,839,721)

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in Inflation-indexed debt securities which are designed to protect the future purchasing power of the money invested in them. Under normal circumstances, the Fund will invest over 50% of its net assets in inflation -indexed debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations, which may include synthetic investments such as forwards, futures contracts, or swap agreements that, when combined with non-inflation indexed bonds, have economic characteristics similar to inflation-indexed bonds.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
LVIP American Century Inflation Protection Fund-19

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Inflation Protection Fund-20

LVIP American Century International Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP American Century International Fund

LVIP American Century International Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.91%
Australia–2.63%
CSL Ltd.	11,472	$2,259,233
†NEXTDC Ltd.	184,940	2,175,074
		4,434,307
Brazil–0.74%
†NU Holdings Ltd. Class A	96,540	1,244,401
		1,244,401
Canada–2.99%
Canadian Pacific Kansas City Ltd.	24,104	1,898,297
†Capstone Copper Corp.	154,080	1,092,486
Intact Financial Corp.	7,243	1,207,176
†Shopify, Inc. Class A	12,637	835,138
		5,033,097
China–0.48%
H World Group Ltd. ADR	24,260	808,343
		808,343
Denmark–6.56%
Novo Nordisk AS Class B	73,223	10,573,536
Pandora AS	3,206	483,854
		11,057,390
France–13.75%
Air Liquide SA	22,601	3,903,710
Airbus SE	18,086	2,484,295
Dassault Systemes SE	14,733	556,974
Edenred SE	44,806	1,891,089
Hermes International SCA	701	1,606,576
L'Oreal SA	5,501	2,415,727
LVMH Moet Hennessy Louis Vuitton SE	4,498	3,437,508
Publicis Groupe SA	10,968	1,167,336
Safran SA	5,690	1,202,898
Sartorius Stedim Biotech	3,843	630,931
Schneider Electric SE	16,207	3,893,151
		23,190,195
Germany–6.25%
adidas AG	5,255	1,255,010
Infineon Technologies AG	60,778	2,232,920
SAP SE	21,893	4,443,546
Symrise AG	21,252	2,601,450
		10,532,926
Hong Kong–1.76%
AIA Group Ltd.	168,000	1,140,215
Techtronic Industries Co. Ltd.	159,500	1,821,912
		2,962,127
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India–0.51%
†MakeMyTrip Ltd.	10,230	$860,343
		860,343
Indonesia–0.73%
Bank Central Asia Tbk. PT	2,042,600	1,238,034
		1,238,034
Ireland–1.98%
Bank of Ireland Group PLC	121,611	1,272,178
†James Hardie Industries PLC CDI	30,388	958,858
Kerry Group PLC Class A	13,587	1,100,783
		3,331,819
Italy–3.93%
Davide Campari-Milano NV	152,411	1,440,294
Ferrari NV	6,116	2,493,560
Prysmian SpA	26,666	1,651,222
†Saipem SpA	409,300	1,048,509
		6,633,585
Japan–17.91%
Denso Corp.	63,800	990,567
Disco Corp.	2,600	986,413
Fast Retailing Co. Ltd.	6,100	1,537,796
Hitachi Ltd.	94,000	2,103,885
Hoya Corp.	14,800	1,720,641
Keyence Corp.	7,400	3,244,888
Kobe Bussan Co. Ltd.	32,800	730,656
Mitsubishi Heavy Industries Ltd.	223,400	2,392,431
Murata Manufacturing Co. Ltd.	46,100	951,857
NEC Corp.	20,800	1,712,325
NTT Data Group Corp.	42,900	629,808
Obic Co. Ltd.	5,800	747,666
Pan Pacific International Holdings Corp.	68,100	1,593,190
Recruit Holdings Co. Ltd.	29,100	1,556,739
Shin-Etsu Chemical Co. Ltd.	45,100	1,748,610
Sumitomo Mitsui Financial Group, Inc.	40,100	2,673,084
Terumo Corp.	117,300	1,934,221
Tokio Marine Holdings, Inc.	35,200	1,313,792
Tokyo Electron Ltd.	7,500	1,626,888
		30,195,457
Netherlands–7.30%
†Adyen NV	980	1,168,338
ASML Holding NV	7,786	8,039,905
Heineken NV	15,752	1,523,326
Universal Music Group NV	53,030	1,577,696
		12,309,265
LVIP American Century International Fund-1

LVIP American Century International Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain–0.81%
Iberdrola SA	105,032	$1,362,744
		1,362,744
Sweden–0.69%
Hexagon AB Class B	103,112	1,164,011
		1,164,011
Switzerland–9.22%
Cie Financiere Richemont SA Class A	14,041	2,191,830
DSM-Firmenich AG	17,547	1,984,432
†Galderma Group AG	12,420	1,022,409
Lonza Group AG	2,574	1,404,964
Nestle SA	30,513	3,114,978
†On Holding AG Class A	55,205	2,141,954
Partners Group Holding AG	700	899,104
Sika AG	5,736	1,642,049
Zurich Insurance Group AG	2,160	1,151,824
		15,553,544
Taiwan–1.20%
Taiwan Semiconductor Manufacturing Co. Ltd.	68,000	2,024,814
		2,024,814
United Kingdom–16.69%
AstraZeneca PLC	33,052	5,162,462
BAE Systems PLC	89,534	1,493,974
Barclays PLC	960,671	2,536,848
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
BP PLC	311,221	$1,869,505
Compass Group PLC	60,631	1,655,502
Haleon PLC	501,683	2,045,856
London Stock Exchange Group PLC	30,484	3,622,272
Melrose Industries PLC	111,971	783,296
National Grid PLC	45,214	504,450
Persimmon PLC	42,740	730,453
RELX PLC	72,081	3,315,768
Segro PLC	178,249	2,023,864
Unilever PLC	43,674	2,398,800
		28,143,050
United States–2.78%
CRH PLC	28,756	2,156,125
†ICON PLC	8,081	2,533,151
		4,689,276
Total Common Stock (Cost $120,074,951)		166,768,728

MONEY MARKET FUND–0.84%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.25%)	1,418,620	1,418,620
Total Money Market Fund (Cost $1,418,620)		1,418,620

TOTAL INVESTMENTS–99.75% (Cost $121,493,571)	168,187,348
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.25%	425,612
NET ASSETS APPLICABLE TO 15,349,781 SHARES OUTSTANDING–100.00%	$168,612,960
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY INTERNATIONAL FUND STANDARD CLASS ($10,243 / 932 Shares)	$10.991
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY INTERNATIONAL FUND STANDARD CLASS II ($131,297,685 / 11,949,858 Shares)	$10.987
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY INTERNATIONAL FUND SERVICE CLASS ($37,305,032 / 3,398,991 Shares)	$10.975
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$126,614,024
Distributable earnings/(accumulated loss)	41,998,936
TOTAL NET ASSETS	$168,612,960

LVIP American Century International Fund-2

LVIP American Century International Fund
Statement of Net Assets (continued)

ΔSecurities have been classified by country of origin.
†Non-income producing.

★Includes $10,895 expense reimbursement receivable from Lincoln Financial Investments Corporation, $141,571 payable for fund shares redeemed, $7,697 other accrued expenses payable, $138,018 due to manager and affiliates, $7,561 payable for audit fee and $4,841 payable for fund accounting fee as of June 30, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
CDI–Chess Depository Interest
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century International Fund-3

LVIP American Century International Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$1,838,667
Income from securities lending, net	6,333
Foreign taxes withheld	(172,613)
1,672,387
EXPENSES:
Management fees	811,075
Distribution fees-Service Class	46,679
Shareholder servicing fees	31,491
Professional fees	8,778
Accounting and administration expenses	7,562
Custodian fees	4,464
Reports and statements to shareholders	3,939
Trustees’ fees and expenses	2,689
Pricing fees	1,913
Other	9,916
928,506
Less:
Management fees waived	(60,992)
Expenses reimbursed	(22,232)
Total operating expenses	845,282
NET INVESTMENT INCOME	827,105
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	2,997,996
Foreign currencies	(780)
Net realized gain	2,997,216
Net change in unrealized appreciation (depreciation) of:
Investments	4,188,493
Foreign currencies	(18,097)
Net change in unrealized appreciation (depreciation)	4,170,396
NET REALIZED AND UNREALIZED GAIN	7,167,612
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,994,717
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century International Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$827,105	$1,489,953
Net realized gain (loss)	2,997,216	(1,766,800)
Net change in unrealized appreciation (depreciation)	4,170,396	19,958,677
Net increase in net assets resulting from operations	7,994,717	19,681,830
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class II	(1,294,204)	(1,807,947)
Service Class	(305,942)	(457,928)
	(1,600,146)	(2,265,875)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,000	—
Standard Class II	2,636,670	13,366,019
Service Class	679,989	2,477,234
Reinvestment of dividends and distributions:
Standard Class II	1,294,204	1,807,947
Service Class	305,942	457,928
	4,926,805	18,109,128
Cost of shares redeemed:
Standard Class II	(10,096,898)	(22,371,276)
Service Class	(2,379,436)	(4,577,201)
	(12,476,334)	(26,948,477)
Decrease in net assets derived from capital share transactions	(7,549,529)	(8,839,349)
NET INCREASE (DECREASE) IN NET ASSETS	(1,154,958)	8,576,606
NET ASSETS:
Beginning of period	169,767,918	161,191,312
End of period	$168,612,960	$169,767,918
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century International Fund-4

LVIP American Century International Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
LVIP American Century International Fund Standard Class
4/29/24[1] to
6/30/24[2] (unaudited)
Net asset value, beginning of period	$10.730
Income from investment operations:
Net investment income[3]	0.011
Net realized and unrealized gain	0.250
Total from investment operations	0.261
Net asset value, end of period	$10.991
Total return[4]	2.43%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10
Ratio of expenses to average net assets	0.85%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.93%
Ratio of net investment income to average net assets	1.12%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.04%
Portfolio turnover	29%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century International Fund-5

LVIP American Century International Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century International Fund Standard Class II
	Six Months Ended 6/30/24[1,2] (unaudited)	Year Ended
		12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]	12/31/19[1]
Net asset value, beginning of period	$10.580	$9.53	$14.86	$14.10	$11.50	$9.54
Income (loss) from investment operations:
Net investment income[3]	0.054	0.09	0.13	0.14	0.02	0.05
Net realized and unrealized gain (loss)	0.459	1.10	(3.51)	1.05	2.81	2.56
Total from investment operations	0.513	1.19	(3.38)	1.19	2.83	2.61
Less dividends and distributions from:
Net investment income	(0.106)	(0.14)	(0.17)	(0.02)	(0.06)	(0.09)
Net realized gain	—	—	(1.78)	(0.41)	(0.17)	(0.56)
Total dividends and distributions	(0.106)	(0.14)	(1.95)	(0.43)	(0.23)	(0.65)
Net asset value, end of period	$10.987	$10.58	$9.53	$14.86	$14.10	$11.50
Total return[4]	4.83%	12.57%	(24.75% )	8.75%	25.88%	28.42%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$131,298	$132,504	$126,117	$175,756	$175,606	$143,094
Ratio of expenses to average net assets	0.96%	1.01%	1.10%	1.04%	1.00%	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.06%	1.11%	1.20%	1.29%	1.36%	1.37%
Ratio of net investment income to average net assets	1.01%	0.92%	1.29%	0.92%	0.21%	0.52%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.91%	0.82%	1.19%	0.67%	(0.15% )	0.18%
Portfolio turnover	29%	52%	40%	47%	59%	65%

[1]
The Fund adopted the accounting and performance history of the Class I shares of the American Century Investments® VP International Fund, a former portfolio of
American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class I shares.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century International Fund-6

LVIP American Century International Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century International Fund Service Class
	Six Months Ended 6/30/24[1,2] (unaudited)	Year Ended
		12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]	12/31/19[1]
Net asset value, beginning of period	$10.560	$9.51	$14.83	$14.07	$11.48	$9.53
Income (loss) from investment operations:
Net investment income[3]	0.046	0.08	0.12	0.11	0.01	0.04
Net realized and unrealized gain (loss)	0.458	1.10	(3.51)	1.06	2.79	2.55
Total from investment operations	0.504	1.18	(3.39)	1.17	2.80	2.59
Less dividends and distributions from:
Net investment income	(0.089)	(0.13)	(0.15)	— [4]	(0.04)	(0.08)
Net realized gain	—	—	(1.78)	(0.41)	(0.17)	(0.56)
Total dividends and distributions	(0.089)	(0.13)	(1.93)	(0.41)	(0.21)	(0.64)
Net asset value, end of period	$10.975	$10.56	$9.51	$14.83	$14.07	$11.48
Total return[5]	4.75%	12.43%	(24.86% )	8.60%	25.65%	28.14%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$37,305	$37,264	$35,074	$50,432	$48,151	$41,227
Ratio of expenses to average net assets	1.11%	1.16%	1.25%	1.19%	1.15%	1.18%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.21%	1.26%	1.35%	1.44%	1.51%	1.52%
Ratio of net investment income to average net assets	0.86%	0.77%	1.14%	0.77%	0.06%	0.37%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.76%	0.67%	1.04%	0.52%	(0.30% )	0.03%
Portfolio turnover	29%	52%	40%	47%	59%	65%

[1]
The Fund adopted the accounting and performance history of the Class II shares of the American Century Investments® VP International Fund  a former portfolio of
American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class II shares.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Per-share amount was less than $0.005.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century International Fund-7

LVIP American Century International Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century International Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments® VP International Fund, a former portfolio of American Century Variable Portfolios, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund commenced on April 29, 2024. Pre-inception information for Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to Capital growth.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
LVIP American Century International Fund-8

LVIP American Century International Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2024, the value and cost of foreign currency held by the LVIP American Century International Fund is $74,136 and $74,164 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective April 29, 2024, LFI receives a management fee at an annual rate of 0.80% of the first $1 billion of the Fund’s average daily net assets; and 0.75% of the Fund’s average daily net assets in excess of $1 billion.   The management fee is calculated daily and paid monthly.   Prior to April 29, 2024, a single, unified management fee per class was paid by the Predecessor Fund to American Century Investment Management, Inc. (ACIM) (the “Predecessor Advisor”), in the amount of $575,557. The fee included all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses and expenses incurred in connection with the provision of shareholder services. Prior to April 29, 2024, the Predecessor Fund agreed to waive 0.11% of the fund's management fee.
Effective April 29, 2024, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses exceed 0.85% of the Fund’s average daily net assets for the Standard Class, 0.95% for the Standard Class II and 1.10% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2024, no expense reimbursements were subject to recoupment.
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
LVIP American Century International Fund-9

LVIP American Century International Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the period April 29, 2024 through June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$2,339
Legal	356
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares, 0.129% of the Fund's average daily net assets for the Standard Class II shares and 0.029% of the Fund's average daily net assets for the Service Class shares, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,061 for the six months ended June 30, 2024.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with , Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$10,895
Management fees payable to LFI	112,221
Distribution fees payable to LFD	7,737
Printing and mailing fees payable to Lincoln Life	3,060
Shareholder servicing fees payable to Lincoln Life	15,000
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$49,579,884
Sales	57,563,776
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$121,493,571
Aggregate unrealized appreciation of investments	$50,415,993
Aggregate unrealized depreciation of investments	(3,722,217)
Net unrealized appreciation of investments	$46,693,776
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market
LVIP American Century International Fund-10

LVIP American Century International Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$166,768,728	$—	$—	$166,768,728
Money Market Fund	1,418,620	—	—	1,418,620
Total Investments	$168,187,348	$—	$—	$168,187,348
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24*	12/31/23
Shares sold:
Standard Class	932	—
Standard Class II	241,912	1,291,662
Service Class	63,055	242,262
Shares reinvested:
Standard Class	—	—
Standard Class II	115,554	179,182
Service Class	27,341	45,384
	448,794	1,758,490
Shares redeemed:
Standard Class	—	—
Standard Class II	(932,145)	(2,186,206)
Service Class	(220,218)	(447,854)
	(1,152,363)	(2,634,060)
Net decrease	(703,569)	(875,570)

*	Date of commencement of operations of Standard class is April 29, 2024.
5. Securities Lending
Prior to April 29, 2024, the Predecessor Fund was authorized to engage in securities lending. State Street Bank & Trust Co. served as lending agent for the Predecessor Fund. Cash collateral on securities loaned was invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Income from securities lending in the amount of $6,333 is reflected separately on the Statement of Operations.
As of April 29, 2024, the fund no longer participates in securities lending.
LVIP American Century International Fund-11

LVIP American Century International Fund
Notes to Financial Statements (continued)
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century International Fund-12

LVIP American Century Large Company Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP American Century Large Company Value Fund

LVIP American Century Large Company Value Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.82%
Aerospace & Defense–1.60%
RTX Corp.	22,982	$2,307,163
		2,307,163
Air Freight & Logistics–2.31%
United Parcel Service, Inc. Class B	24,352	3,332,571
		3,332,571
Automobile Components–0.57%
†Aptiv PLC	11,742	826,872
		826,872
Automobiles–0.67%
General Motors Co.	20,662	959,957
		959,957
Banks–6.77%
JPMorgan Chase & Co.	22,827	4,616,989
Truist Financial Corp.	67,775	2,633,059
U.S. Bancorp	62,922	2,498,003
		9,748,051
Beverages–2.03%
Heineken Holding NV	19,027	1,500,764
Pernod Ricard SA	10,504	1,425,282
		2,926,046
Building Products–0.71%
Johnson Controls International PLC	15,303	1,017,190
		1,017,190
Capital Markets–6.50%
Bank of New York Mellon Corp.	52,691	3,155,664
BlackRock, Inc.	2,924	2,302,124
Charles Schwab Corp.	36,966	2,724,025
Northern Trust Corp.	14,175	1,190,416
		9,372,229
Chemicals–0.55%
Akzo Nobel NV	12,982	789,417
		789,417
Communications Equipment–3.54%
Cisco Systems, Inc.	50,902	2,418,354
†F5, Inc.	15,593	2,685,583
		5,103,937
Construction Materials–1.04%
CRH PLC	19,933	1,494,576
		1,494,576
Consumer Staples Distribution & Retail–1.60%
†Dollar Tree, Inc.	14,941	1,595,251
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
Koninklijke Ahold Delhaize NV	23,903	$706,274
		2,301,525
Containers & Packaging–1.86%
Packaging Corp. of America	10,094	1,842,761
Sonoco Products Co.	16,577	840,785
		2,683,546
Diversified Telecommunication Services–2.30%
BCE, Inc.	21,158	685,290
Verizon Communications, Inc.	63,768	2,629,792
		3,315,082
Electric Utilities–6.48%
Duke Energy Corp.	36,436	3,651,980
Edison International	23,868	1,713,961
Eversource Energy	27,696	1,570,640
Xcel Energy, Inc.	45,021	2,404,572
		9,341,153
Electrical Equipment–0.86%
Emerson Electric Co.	11,232	1,237,317
		1,237,317
Electronic Equipment, Instruments & Components–1.00%
TE Connectivity Ltd.	9,579	1,440,969
		1,440,969
Energy Equipment & Services–1.16%
Baker Hughes Co.	47,434	1,668,254
		1,668,254
Entertainment–0.89%
Walt Disney Co.	12,898	1,280,643
		1,280,643
Financial Services–1.91%
†Berkshire Hathaway, Inc. Class B	6,749	2,745,493
		2,745,493
Food Products–3.07%
Conagra Brands, Inc.	54,739	1,555,682
General Mills, Inc.	22,815	1,443,277
Mondelez International, Inc. Class A	21,686	1,419,132
		4,418,091
Ground Transportation–2.29%
Norfolk Southern Corp.	15,372	3,300,215
		3,300,215
Health Care Equipment & Supplies–9.09%
Becton Dickinson & Co.	7,696	1,798,632
LVIP American Century Large Company Value Fund-1

LVIP American Century Large Company Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Medtronic PLC	77,705	$6,116,161
Zimmer Biomet Holdings, Inc.	47,710	5,177,966
		13,092,759
Health Care Providers & Services–6.17%
CVS Health Corp.	23,430	1,383,776
†Henry Schein, Inc.	32,711	2,096,775
Quest Diagnostics, Inc.	13,058	1,787,379
UnitedHealth Group, Inc.	3,600	1,833,336
Universal Health Services, Inc. Class B	9,696	1,793,081
		8,894,347
Household Products–2.90%
Colgate-Palmolive Co.	14,848	1,440,850
Kimberly-Clark Corp.	19,815	2,738,433
		4,179,283
Industrial Conglomerates–0.52%
Siemens AG	3,999	743,996
		743,996
Insurance–4.00%
Allstate Corp.	14,744	2,354,027
Chubb Ltd.	2,916	743,813
MetLife, Inc.	11,357	797,148
Willis Towers Watson PLC	7,114	1,864,864
		5,759,852
IT Services–1.61%
Amdocs Ltd.	19,346	1,526,786
Cognizant Technology Solutions Corp. Class A	11,697	795,396
		2,322,182
Machinery–1.24%
Dover Corp.	4,537	818,702
Oshkosh Corp.	9,018	975,747
		1,794,449
Oil, Gas & Consumable Fuels–6.92%
Chevron Corp.	4,625	723,442
Coterra Energy, Inc.	41,254	1,100,244
Enterprise Products Partners LP	66,545	1,928,474
Exxon Mobil Corp.	32,075	3,692,474
Shell PLC	46,154	1,653,448
TotalEnergies SE ADR	13,039	869,441
		9,967,523
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Passenger Airlines–0.62%
Southwest Airlines Co.	31,387	$897,982
		897,982
Personal Care Products–3.49%
Kenvue, Inc.	142,064	2,582,724
Unilever PLC ADR	44,603	2,452,719
		5,035,443
Pharmaceuticals–6.17%
Johnson & Johnson	44,350	6,482,196
Merck & Co., Inc.	5,472	677,434
Roche Holding AG	6,215	1,725,908
		8,885,538
Professional Services–0.49%
Automatic Data Processing, Inc.	2,974	709,864
		709,864
Retail REITs–0.61%
Realty Income Corp.	16,673	880,668
		880,668
Semiconductors & Semiconductor Equipment–2.52%
Analog Devices, Inc.	12,664	2,890,685
†ON Semiconductor Corp.	10,704	733,759
		3,624,444
Specialized REITs–0.85%
American Tower Corp.	6,301	1,224,788
		1,224,788
Trading Companies & Distributors–0.91%
MSC Industrial Direct Co., Inc. Class A	16,455	1,305,046
		1,305,046
Total Common Stock (Cost $128,241,962)		140,928,461

MONEY MARKET FUND–2.01%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	2,890,748	2,890,748
Total Money Market Fund (Cost $2,890,748)		2,890,748

TOTAL INVESTMENTS–99.83% (Cost $131,132,710)	143,819,209
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.17%	248,413
NET ASSETS APPLICABLE TO 7,870,729 SHARES OUTSTANDING–100.00%	$144,067,622
LVIP American Century Large Company Value Fund-2

LVIP American Century Large Company Value Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY LARGE COMPANY VALUE FUND STANDARD CLASS ($9,930 / 551 Shares)	$18.014
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY LARGE COMPANY VALUE FUND STANDARD CLASS II ($21,249,647 / 1,179,920 Shares)	$18.009
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY LARGE COMPANY VALUE FUND SERVICE CLASS ($122,808,045 / 6,690,258 Shares)	$18.356
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$127,859,061
Distributable earnings/(accumulated loss)	16,208,561
TOTAL NET ASSETS	$144,067,622

†Non-income producing.

★Includes $9,132 expense reimbursement receivable from Lincoln Financial Investments Corporation, $1,829,822 payable for securities purchased, $188,561 payable for fund shares redeemed, $3,236 other accrued expenses payable, $99,354 due to manager and affiliates,
$8,199 payable for audit fee and $4,630 payable for fund accounting fee as of June 30, 2024.

The following foreign currency exchange contracts were outstanding at June 30, 2024:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	CAD	(806,776)	USD	592,188	9/27/24	$1,215	$—
BOA	EUR	(1,220,669)	USD	1,317,072	9/27/24	4,212	—
CITI	EUR	(1,220,670)	USD	1,316,472	9/27/24	3,612	—
GSI	GBP	(2,766,759)	USD	3,513,341	9/27/24	13,601	—
MSC	CHF	(687,650)	USD	777,927	9/27/24	4,370	—
MSC	CHF	56,726	USD	(63,829)	9/27/24	—	(17)
MSC	EUR	(1,220,669)	USD	1,317,856	9/27/24	4,996	—
UBS	CHF	(687,650)	USD	778,461	9/27/24	4,904	—
UBS	EUR	(1,220,669)	USD	1,317,066	9/27/24	4,206	—
Total Foreign Currency Exchange Contracts						$41,116	$(17)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.

Summary of Abbreviations:
USD–United States Dollar
ADR–American Depositary Receipt
BOA–Bank of America
CAD–Canadian Dollar
CHF–Swiss Franc
CITI–Citigroup Global Markets
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
IT–Information Technology
MSC–Morgan Stanley & Co.
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Large Company Value Fund-3

LVIP American Century Large Company Value Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$2,165,040
Foreign taxes withheld	(33,438)
2,131,602
EXPENSES:
Management fees	491,281
Distribution fees-Service Class	154,442
Shareholder servicing fees	11,289
Professional fees	9,345
Accounting and administration expenses	7,004
Reports and statements to shareholders	3,877
Trustees’ fees and expenses	2,303
Custodian fees	1,275
Pricing fees	765
Other	4,626
686,207
Less:
Management fees waived	(61,941)
Expenses reimbursed	(18,505)
Total operating expenses	605,761
NET INVESTMENT INCOME	1,525,841
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	4,300,629
Foreign currencies	(443)
Foreign currency exchange contracts	316,495
Net realized gain	4,616,681
Net change in unrealized appreciation (depreciation) of:
Investments	(1,754,158)
Foreign currencies	(2,459)
Foreign currency exchange contracts	153,844
Net change in unrealized appreciation (depreciation)	(1,602,773)
NET REALIZED AND UNREALIZED GAIN	3,013,908
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,539,749
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Large Company Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,525,841	$2,907,246
Net realized gain	4,616,681	1,267,222
Net change in unrealized appreciation (depreciation)	(1,602,773)	1,042,904
Net increase in net assets resulting from operations	4,539,749	5,217,372
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class II	(396,566)	(1,156,734)
Service Class	(2,006,021)	(6,556,849)
	(2,402,587)	(7,713,583)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,000	—
Standard Class II	4,050,730	7,689,380
Service Class	6,850,844	15,914,421
Reinvestment of dividends and distributions:
Standard Class II	396,566	1,156,734
Service Class	2,006,021	6,556,849
	13,314,161	31,317,384
Cost of shares redeemed:
Standard Class II	(5,158,373)	(10,776,382)
Service Class	(11,347,893)	(27,364,819)
	(16,506,266)	(38,141,201)
Decrease in net assets derived from capital share transactions	(3,192,105)	(6,823,817)
NET DECREASE IN NET ASSETS	(1,054,943)	(9,320,028)
NET ASSETS:
Beginning of period	145,122,565	154,442,593
End of period	$144,067,622	$145,122,565
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Large Company Value Fund-4

LVIP American Century Large Company Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
LVIP American Century Large Company Value Fund Standard Class
4/29/24[1] to
6/30/24 (unaudited)
Net asset value, beginning of period	$18.140
Income (loss) from investment operations:
Net investment income[2]	0.101
Net realized and unrealized loss	(0.227)
Total from investment operations	(0.126)
Net asset value, end of period	$18.014
Total return[3]	(0.72% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10
Ratio of expenses to average net assets	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.68%
Ratio of net investment income to average net assets	2.32%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.24%
Portfolio turnover	22%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Large Company Value Fund-5

LVIP American Century Large Company Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Large Company Value Fund Standard Class II
	Six Months Ended 6/30/24[1,2] (unaudited)	Year Ended
		12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]	12/31/19[1]
Net asset value, beginning of period	$17.750	$18.08	$19.49	$16.24	$16.29	$13.38
Income (loss) from investment operations:
Net investment income[3]	0.200	0.37	0.35	0.31	0.30	0.28
Net realized and unrealized gain (loss)	0.370	0.26	(0.37)	3.20	0.02	3.31
Total from investment operations	0.570	0.63	(0.02)	3.51	0.32	3.59
Less dividends and distributions from:
Net investment income	(0.110)	(0.46)	(0.39)	(0.26)	(0.25)	(0.31)
Net realized gain	(0.201)	(0.50)	(1.00)	—	(0.12)	(0.37)
Total dividends and distributions	(0.311)	(0.96)	(1.39)	(0.26)	(0.37)	(0.68)
Net asset value, end of period	$18.009	$17.75	$18.08	$19.49	$16.24	$16.29
Total return[4]	3.16%	3.88%	(0.26% )	21.71%	2.62%	27.48%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,250	$21,616	$23,858	$16,520	$11,424	$11,514
Ratio of expenses to average net assets	0.70%	0.71%	0.72%	0.71%	0.74%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.81%	0.83%	0.83%	0.84%	0.90%	0.90%
Ratio of net investment income to average net assets	2.22%	2.12%	1.93%	1.68%	2.07%	1.82%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.11%	2.00%	1.82%	1.55%	1.91%	1.68%
Portfolio turnover	22%	37%	30%	40%	77%	59%

[1]
The Fund adopted the accounting and performance history of the American Century Investments® VP Large Company Value Fund Class I, a former portfolio of American
Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024.  Pre-inception information shown is that of the Predecessor Fund's Class I shares.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Large Company Value Fund-6

LVIP American Century Large Company Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Large Company Value Fund Service Class
	Six Months Ended 6/30/24[1,2] (unaudited)	Year Ended
		12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]	12/31/19[1]
Net asset value, beginning of period	$18.100	$18.41	$19.83	$16.52	$16.56	$13.59
Income (loss) from investment operations:
Net investment income[3]	0.190	0.35	0.33	0.29	0.28	0.25
Net realized and unrealized gain (loss)	0.370	0.28	(0.39)	3.25	0.03	3.38
Total from investment operations	0.560	0.63	(0.06)	3.54	0.31	3.63
Less dividends and distributions from:
Net investment income	(0.103)	(0.44)	(0.36)	(0.23)	(0.23)	(0.29)
Net realized gain	(0.201)	(0.50)	(1.00)	—	(0.12)	(0.37)
Total dividends and distributions	(0.304)	(0.94)	(1.36)	(0.23)	(0.35)	(0.66)
Net asset value, end of period	$18.356	$18.10	$18.41	$19.83	$16.52	$16.56
Total return[4]	3.05%	3.78%	(0.46% )	21.53%	2.49%	27.31%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$122,808	$123,507	$130,585	$84,448	$58,635	$48,879
Ratio of expenses to average net assets	0.85%	0.86%	0.87%	0.86%	0.89%	0.91%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.96%	0.98%	0.98%	0.99%	1.05%	1.05%
Ratio of net investment income to average net assets	2.07%	1.97%	1.78%	1.53%	1.92%	1.67%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.96%	1.85%	1.67%	1.40%	1.76%	1.53%
Portfolio turnover	22%	37%	30%	40%	77%	59%

[1]
The Fund adopted the accounting and performance history of the American Century Investments® VP Large Company Value Fund Class II, a former portfolio of American
Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund's Class II shares.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Large Company Value Fund-7

LVIP American Century Large Company Value Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Large Company Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments VP Large Company Value Fund, a former portfolio of American Century Variable Portfolios, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund commenced on April 29, 2024. Pre-inception information for Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to long-term capital growth.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP American Century Large Company Value Fund-8

LVIP American Century Large Company Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2024, the value and cost of foreign currency held by the LVIP American Century Large Company Value Fund is $50,708 and $50,734 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective April 29, 2024, LFI receives a management fee at an annual rate of 0.55% of the first $5 billion of the Fund’s average daily net assets; and 0.45% of the Fund’s average daily net assets in excess of $5 billion.   The management fee, net of waivers, is calculated daily and paid monthly.   Prior to April 29, 2024, a single, unified management fee per class was paid by the Predecessor Fund to American Century Investment Management, Inc. (ACIM) (the “Predecessor Advisor”), in the amount of $351,317. The fee included all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services. Prior to April 29, 2024, the Predecessor Fund agreed to waive 0.13% of the fund’s management fee.
Effective April 29, 2024, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses exceed 0.60% of the Fund’s average daily net assets for the Standard Class, 0.70% for the Standard Class II and 0.85% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2024, no expense reimbursements were subject to recoupment.
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the period April 29, 2024 through June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$2,041
Legal	311
LVIP American Century Large Company Value Fund-9

LVIP American Century Large Company Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares, 0.129% of the Fund's average daily net assets for the Standard Class II shares and 0.029% of the Fund's average daily net assets for the Service Class shares, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,061 for the six months ended June 30, 2024.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with , Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$9,132
Management fees payable to LFI	65,657
Distribution fees payable to LFD	25,395
Printing and mailing fees payable to Lincoln Life	3,061
Shareholder servicing fees payable to Lincoln Life	5,241
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2024, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$31,346,605
Sales	35,371,979
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$131,132,710
Aggregate unrealized appreciation of investments and derivatives	$17,927,727
Aggregate unrealized depreciation of investments and derivatives	(5,200,129)
Net unrealized appreciation of investments and derivatives	$12,727,598
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer
LVIP American Century Large Company Value Fund-10

LVIP American Century Large Company Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$140,928,461	$—	$—	$140,928,461
Money Market Fund	2,890,748	—	—	2,890,748
Total Investments	$143,819,209	$—	$—	$143,819,209
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$41,116	$—	$41,116
Liabilities:
Foreign Currency Exchange Contract	$—	$(17)	$—	$(17)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24*	12/31/23
Shares sold:
Standard Class	551	—
Standard Class II	223,256	448,947
Service Class	370,584	887,608
Shares reinvested:
Standard Class	—	—
Standard Class II	21,717	68,884
Service Class	107,735	383,507
	723,843	1,788,946
Shares redeemed:
Standard Class	—	—
Standard Class II	(282,615)	(619,909)
Service Class	(612,946)	(1,539,119)
	(895,561)	(2,159,028)
Net decrease	(171,718)	(370,082)

*	Date of commencement of operations of Standard class is April 29, 2024.
LVIP American Century Large Company Value Fund-11

LVIP American Century Large Company Value Fund
Notes to Financial Statements (continued)
5. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2024, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$41,116	Receivables and other assets net of liabilities	$(17)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$316,495	$153,844
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$70,222	$6,502,135
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
LVIP American Century Large Company Value Fund-12

LVIP American Century Large Company Value Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Large Company Value Fund-13

LVIP American Century Mid Cap Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP American Century Mid Cap Value Fund

LVIP American Century Mid Cap Value Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.99%
Aerospace & Defense–0.88%
Huntington Ingalls Industries, Inc.	22,378	$5,512,373
		5,512,373
Automobile Components–1.05%
†Aptiv PLC	44,423	3,128,268
BorgWarner, Inc.	108,650	3,502,876
		6,631,144
Banks–4.93%
Commerce Bancshares, Inc.	110,620	6,170,383
First Hawaiian, Inc.	164,564	3,416,349
PNC Financial Services Group, Inc.	24,670	3,835,692
Truist Financial Corp.	253,058	9,831,303
U.S. Bancorp	101,159	4,016,012
Westamerica BanCorp	76,171	3,696,579
		30,966,318
Beverages–1.39%
Heineken NV	52,182	5,046,356
Pernod Ricard SA	27,267	3,699,843
		8,746,199
Building Products–1.05%
Cie de Saint-Gobain SA	33,944	2,639,907
Johnson Controls International PLC	59,922	3,983,015
		6,622,922
Capital Markets–5.78%
AllianceBernstein Holding LP	72,242	2,441,057
Bank of New York Mellon Corp.	235,304	14,092,357
Northern Trust Corp.	141,687	11,898,874
T Rowe Price Group, Inc.	68,303	7,876,019
		36,308,307
Chemicals–0.84%
Akzo Nobel NV	86,723	5,273,501
		5,273,501
Commercial Services & Supplies–0.49%
Republic Services, Inc.	15,750	3,060,855
		3,060,855
Communications Equipment–2.04%
†F5, Inc.	46,878	8,073,798
Juniper Networks, Inc.	131,084	4,779,323
		12,853,121
Construction & Engineering–1.08%
Vinci SA	64,659	6,812,479
		6,812,479
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.52%
CRH PLC	43,474	$3,259,681
		3,259,681
Consumer Staples Distribution & Retail–3.14%
†Dollar Tree, Inc.	73,431	7,840,228
Koninklijke Ahold Delhaize NV	402,853	11,903,308
		19,743,536
Containers & Packaging–2.88%
Amcor PLC	193,421	1,891,657
Graphic Packaging Holding Co.	173,774	4,554,616
Packaging Corp. of America	35,626	6,503,883
Sonoco Products Co.	101,262	5,136,009
		18,086,165
Diversified Telecommunication Services–0.75%
BCE, Inc.	145,747	4,720,624
		4,720,624
Electric Utilities–6.65%
Duke Energy Corp.	93,444	9,365,892
Edison International	161,487	11,596,381
Evergy, Inc.	139,378	7,382,853
Eversource Energy	121,328	6,880,511
Pinnacle West Capital Corp.	45,309	3,460,701
Xcel Energy, Inc.	58,707	3,135,541
		41,821,879
Electrical Equipment–1.86%
Atkore, Inc.	14,330	1,933,547
Emerson Electric Co.	88,726	9,774,056
		11,707,603
Electronic Equipment, Instruments & Components–0.89%
TE Connectivity Ltd.	37,312	5,612,844
		5,612,844
Energy Equipment & Services–1.33%
Baker Hughes Co.	236,820	8,328,959
		8,328,959
Entertainment–0.38%
Electronic Arts, Inc.	17,310	2,411,802
		2,411,802
Food Products–3.35%
Conagra Brands, Inc.	469,380	13,339,779
General Mills, Inc.	121,722	7,700,134
		21,039,913
Gas Utilities–1.76%
ONE Gas, Inc.	79,067	5,048,428
LVIP American Century Mid Cap Value Fund-1

LVIP American Century Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities (continued)
Spire, Inc.	98,964	$6,010,084
		11,058,512
Ground Transportation–1.84%
Heartland Express, Inc.	28,644	353,181
Norfolk Southern Corp.	52,345	11,237,948
		11,591,129
Health Care Equipment & Supplies–6.45%
Becton Dickinson & Co.	25,174	5,883,416
DENTSPLY SIRONA, Inc.	120,634	3,004,993
†Envista Holdings Corp.	192,698	3,204,568
GE HealthCare Technologies, Inc.	46,776	3,644,786
†Hologic, Inc.	77,545	5,757,716
Zimmer Biomet Holdings, Inc.	175,236	19,018,363
		40,513,842
Health Care Providers & Services–8.44%
Cardinal Health, Inc.	81,790	8,041,593
Cencora, Inc.	7,637	1,720,616
†Centene Corp.	70,093	4,647,166
†Henry Schein, Inc.	185,786	11,908,883
Labcorp Holdings, Inc.	31,722	6,455,744
Quest Diagnostics, Inc.	84,880	11,618,374
Universal Health Services, Inc. Class B	46,902	8,673,587
		53,065,963
Health Care REITs–1.30%
Healthpeak Properties, Inc.	415,554	8,144,858
		8,144,858
Hotels, Restaurants & Leisure–0.91%
Darden Restaurants, Inc.	23,471	3,551,632
Sodexo SA	24,258	2,182,246
		5,733,878
Household Durables–0.64%
†Mohawk Industries, Inc.	35,420	4,023,358
		4,023,358
Household Products–1.64%
Kimberly-Clark Corp.	74,644	10,315,801
		10,315,801
Insurance–5.84%
Aflac, Inc.	33,674	3,007,425
Allstate Corp.	67,497	10,776,571
Hanover Insurance Group, Inc.	42,294	5,305,359
Reinsurance Group of America, Inc.	28,182	5,784,919
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Willis Towers Watson PLC	45,184	$11,844,534
		36,718,808
IT Services–1.95%
Amdocs Ltd.	93,400	7,371,128
Cognizant Technology Solutions Corp. Class A	72,029	4,897,972
		12,269,100
Machinery–2.44%
Cummins, Inc.	13,202	3,656,030
Dover Corp.	9,430	1,701,643
Oshkosh Corp.	63,110	6,828,502
Timken Co.	39,389	3,156,241
		15,342,416
Media–1.93%
Fox Corp. Class B	94,761	3,034,247
Interpublic Group of Cos., Inc.	256,929	7,474,065
Omnicom Group, Inc.	17,951	1,610,205
		12,118,517
Multi-Utilities–3.68%
CMS Energy Corp.	83,595	4,976,410
Northwestern Energy Group, Inc.	211,194	10,576,596
WEC Energy Group, Inc.	96,668	7,584,571
		23,137,577
Oil, Gas & Consumable Fuels–4.67%
Coterra Energy, Inc.	171,415	4,571,638
Enterprise Products Partners LP	434,647	12,596,070
EQT Corp.	134,809	4,985,237
Occidental Petroleum Corp.	114,448	7,213,657
		29,366,602
Passenger Airlines–1.23%
Southwest Airlines Co.	269,396	7,707,420
		7,707,420
Personal Care Products–1.10%
Kenvue, Inc.	379,016	6,890,511
		6,890,511
Residential REITs–1.45%
Equity Residential	97,114	6,733,885
Essex Property Trust, Inc.	8,662	2,357,796
		9,091,681
Retail REITs–2.49%
Realty Income Corp.	180,032	9,509,290
Regency Centers Corp.	99,188	6,169,494
		15,678,784
LVIP American Century Mid Cap Value Fund-2

LVIP American Century Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–0.74%
†ON Semiconductor Corp.	43,357	$2,972,122
Teradyne, Inc.	11,388	1,688,727
		4,660,849
Specialized REITs–1.67%
Public Storage	22,626	6,508,369
VICI Properties, Inc.	138,488	3,966,296
		10,474,665
Technology Hardware, Storage & Peripherals–1.19%
HP, Inc.	213,369	7,472,182
		7,472,182
Trading Companies & Distributors–3.35%
†Beacon Roofing Supply, Inc.	73,901	6,688,040
Bunzl PLC	192,902	7,339,804
MSC Industrial Direct Co., Inc. Class A	88,834	7,045,425
		21,073,269
Total Common Stock (Cost $568,503,824)		615,969,947
	Number of Shares	Value (U.S. $)
PREFERRED STOCK–0.76%
Henkel AG & Co. KGaA 2.24%	54,121	$4,823,507
Total Preferred Stock (Cost $3,460,332)		4,823,507

MONEY MARKET FUND–1.12%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	7,023,313	7,023,313
Total Money Market Fund (Cost $7,023,313)		7,023,313

TOTAL INVESTMENTS–99.87% (Cost $578,987,469)	627,816,767
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	798,857
NET ASSETS APPLICABLE TO 33,141,166 SHARES OUTSTANDING–100.00%	$628,615,624
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY MID CAP VALUE FUND STANDARD CLASS ($9,918 / 523 Shares)	$18.963
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY MID CAP VALUE FUND STANDARD CLASS II ($169,810,119 / 8,957,829 Shares)	$18.957
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY MID CAP VALUE FUND SERVICE CLASS ($458,795,587 / 24,182,814 Shares)	$18.972
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$568,870,526
Distributable earnings/(accumulated loss)	59,745,098
TOTAL NET ASSETS	$628,615,624

†Non-income producing.

★Includes $4,040 expense reimbursement receivable from Lincoln Financial Investments Corporation, $254,575 payable for securities purchased, $1,380,949 payable for fund shares redeemed, $4,938 other accrued expenses payable, $492,533 due to manager and affiliates,
$7,686 payable for audit fee and $8,556 payable for fund accounting fee as of June 30, 2024.

LVIP American Century Mid Cap Value Fund-3

LVIP American Century Mid Cap Value Fund
Statement of Net Assets (continued)

The following foreign currency exchange contracts were outstanding at June 30, 2024:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	CAD	(5,557,479)	USD	4,079,288	9/27/24	$8,369	$—
BOA	EUR	(8,755,416)	USD	9,446,875	9/27/24	30,208	—
BOA	EUR	1,110,454	USD	(1,195,699)	9/27/24	—	(1,379)
CITI	EUR	(8,755,416)	USD	9,442,576	9/27/24	25,909	—
GSI	GBP	(4,958,353)	USD	6,296,315	9/27/24	24,374	—
MSC	EUR	(8,755,416)	USD	9,452,504	9/27/24	35,838	—
UBS	EUR	(8,755,416)	USD	9,446,831	9/27/24	30,165	—
Total Foreign Currency Exchange Contracts						$154,863	$(1,379)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.

Summary of Abbreviations:
USD–United States Dollar
BOA–Bank of America
CAD–Canadian Dollar
CITI–Citigroup Global Markets
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
IT–Information Technology
MSC–Morgan Stanley & Co.
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Mid Cap Value Fund-4

LVIP American Century Mid Cap Value Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$9,461,095
Income from securities lending, net	21,386
Foreign taxes withheld	(178,264)
9,304,217
EXPENSES:
Management fees	2,420,855
Distribution fees-Service Class	588,285
Shareholder servicing fees	62,232
Accounting and administration expenses	18,963
Trustees’ fees and expenses	10,290
Professional fees	10,169
Reports and statements to shareholders	4,047
Custodian fees	1,275
Index fees	859
Pricing fees	765
Other	17,462
3,135,202
Less:
Expenses reimbursed	(5,704)
Total operating expenses	3,129,498
NET INVESTMENT INCOME	6,174,719
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	12,234,061
Foreign currencies	650
Foreign currency exchange contracts	1,472,751
Net realized gain	13,707,462
Net change in unrealized appreciation (depreciation) of:
Investments	(14,923,403)
Foreign currencies	(3,548)
Foreign currency exchange contracts	624,063
Net change in unrealized appreciation (depreciation)	(14,302,888)
NET REALIZED AND UNREALIZED LOSS	(595,426)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,579,293
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Mid Cap Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,174,719	$11,793,371
Net realized gain	13,707,462	22,721,072
Net change in unrealized appreciation (depreciation)	(14,302,888)	3,777,743
Net increase in net assets resulting from operations	5,579,293	38,292,186
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class II	(6,004,252)	(23,493,747)
Service Class	(15,912,102)	(64,988,087)
	(21,916,354)	(88,481,834)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,000	—
Standard Class II	10,771,662	27,622,327
Service Class	15,373,328	40,998,053
Reinvestment of dividends and distributions:
Standard Class II	5,929,303	23,205,088
Service Class	15,912,102	64,988,087
	47,996,395	156,813,555
Cost of shares redeemed:
Standard Class II	(20,894,474)	(31,919,228)
Service Class	(42,235,212)	(94,543,558)
	(63,129,686)	(126,462,786)
Increase (decrease) in net assets derived from capital share transactions	(15,133,291)	30,350,769
NET DECREASE IN NET ASSETS	(31,470,352)	(19,838,879)
NET ASSETS:
Beginning of period	660,085,976	679,924,855
End of period	$628,615,624	$660,085,976
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Mid Cap Value Fund-5

LVIP American Century Mid Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
LVIP American Century Mid Cap Value Fund Standard Class
4/29/24[1] to
6/30/24 (unaudited)
Net asset value, beginning of period	$19.120
Income (loss) from investment operations:
Net investment income[2]	0.063
Net realized and unrealized loss	(0.220)
Total from investment operations	(0.157)
Net asset value, end of period	$18.963
Total return[3]	(0.82% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10
Ratio of expenses to average net assets	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.77%
Ratio of net investment income to average net assets	2.05%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.04%
Portfolio turnover	28%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Mid Cap Value Fund-6

LVIP American Century Mid Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Mid Cap Value Fund Standard Class II
	Six Months Ended 6/30/24[1,2] (unaudited)	Year Ended
		12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]	12/31/19[1]
Net asset value, beginning of period	$19.440	$21.15	$25.03	$20.55	$20.68	$18.31
Income (loss) from investment operations:
Net investment income[3]	0.195	0.37	0.42	0.34	0.30	0.35
Net realized and unrealized gain (loss)	(0.009)	0.71	(0.57)	4.41	(0.10)	4.62
Total from investment operations	0.186	1.08	(0.15)	4.75	0.20	4.97
Less dividends and distributions from:
Net investment income	(0.090)	(0.45)	(0.50)	(0.27)	(0.33)	(0.41)
Net realized gain	(0.579)	(2.34)	(3.23)	—	—	(2.19)
Total dividends and distributions	(0.669)	(2.79)	(3.73)	(0.27)	(0.33)	(2.60)
Net asset value, end of period	$18.957	$19.44	$21.15	$25.03	$20.55	$20.68
Total return[4]	0.91%	6.13%	(1.19% )	23.20%	1.21%	29.15%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$169,810	$178,367	$172,440	$182,236	$158,968	$173,105
Ratio of expenses to average net assets	0.86%	0.85%	0.80%	0.80%	0.85%	0.85%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.86%	0.85%	0.86%	0.94%	1.00%	1.00%
Ratio of net investment income to average net assets	2.02%	1.91%	1.92%	1.47%	1.69%	1.66%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.02%	1.91%	1.86%	1.33%	1.54%	1.51%
Portfolio turnover	28%	47%	74%	53%	72%	41%

[1]
The Fund adopted the accounting and performance history of the Class I shares of the American Century Investments® VP Mid Cap Value Fund, a former portfolio of
American Century Variable Portfolios, Inc., as the result of a reorganization on April 29,2024. Pre-inception information shown is that of the Predecessor Fund’s Class I shares.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Mid Cap Value Fund-7

LVIP American Century Mid Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Mid Cap Value Fund Service Class
	Six Months Ended 6/30/24[1,2] (unaudited)	Year Ended
		12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]	12/31/19[1]
Net asset value, beginning of period	$19.470	$21.17	$25.05	$20.57	$20.70	$18.32
Income (loss) from investment operations:
Net investment income[3]	0.180	0.34	0.39	0.31	0.28	0.30
Net realized and unrealized gain (loss)	(0.016)	0.73	(0.57)	4.41	(0.10)	4.65
Total from investment operations	0.164	1.07	(0.18)	4.72	0.18	4.95
Less dividends and distributions from:
Net investment income	(0.083)	(0.43)	(0.47)	(0.24)	(0.31)	(0.38)
Net realized gain	(0.579)	(2.34)	(3.23)	—	—	(2.19)
Total dividends and distributions	(0.662)	(2.77)	(3.70)	(0.24)	(0.31)	(2.57)
Net asset value, end of period	$18.972	$19.47	$21.17	$25.05	$20.57	$20.70
Total return[4]	0.79%	6.03%	(1.38% )	23.02%	1.11%	28.99%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$458,796	$481,719	$507,485	$541,594	$465,890	$497,924
Ratio of expenses to average net assets	1.01%	1.00%	0.95%	0.95%	1.00%	1.00%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.01%	1.00%	1.01%	1.09%	1.15%	1.15%
Ratio of net investment income to average net assets	1.87%	1.76%	1.77%	1.32%	1.54%	1.51%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.87%	1.76%	1.71%	1.18%	1.39%	1.36%
Portfolio turnover	28%	47%	74%	53%	72%	41%

[1]
The Fund adopted the accounting and performance history of the Class II shares of the American Century Investments® VP Mid Cap Value Fund, a former portfolio of
American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class II shares.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Mid Cap Value Fund-8

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Mid Cap Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments® VP Mid Cap Value Fund, a former portfolio of American Century Variable Portfolios, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund commenced on April 29, 2024. Pre-inception information for Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek long-term capital growth.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in
LVIP American Century Mid Cap Value Fund-9

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2024, the value and cost of foreign currency held by the LVIP American Century Mid Cap Value Fund is $298,126 and $298,349 respectively.
Repurchase Agreements–The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective April 29, 2024, LFI receives a management fee at an annual rate of 0.70% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   Prior to April 29, 2024, a single, unified management fee per class was paid by the Predecessor Fund to American Century Investment Management, Inc. (ACIM) (the “Predecessor Advisor”), in the amount of $1,643,730. The fee included all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services.
Effective April 29, 2024, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses exceed 0.76% of the Fund’s average daily net assets for the Standard Class, 0.86% for the Standard Class II  and 1.01% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2024, no expense reimbursements were subject to recoupment.
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
LVIP American Century Mid Cap Value Fund-10

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the period April 29, 2024 through June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$8,946
Legal	1,361
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares, 0.129% of the Fund's average daily net assets for the Standard Class II shares and 0.029% of the Fund's average daily net assets for the Service Class shares, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,061 for the six months ended June 30, 2024.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$4,040
Management fees payable to LFI	365,136
Distribution fees payable to LFD	95,079
Printing and mailing fees payable to Lincoln Life	3,061
Shareholder servicing fees payable to Lincoln Life	29,257
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2024, the Fund engaged in securities sales of $63,460, which resulted in net realized losses of $6,236.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$177,990,830
Sales	199,306,532
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$578,987,469
Aggregate unrealized appreciation of investments and derivatives	$77,293,137
Aggregate unrealized depreciation of investments and derivatives	(28,310,355)
Net unrealized appreciation of investments and derivatives	$48,982,782
LVIP American Century Mid Cap Value Fund-11

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$615,969,947	$—	$—	$615,969,947
Preferred Stock	4,823,507	—	—	4,823,507
Money Market Fund	7,023,313	—	—	7,023,313
Total Investments	$627,816,767	$—	$—	$627,816,767
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$154,863	$—	$154,863
Liabilities:
Foreign Currency Exchange Contract	$—	$(1,379)	$—	$(1,379)
There were no Level 3 investments at the beginning or end of the period.
LVIP American Century Mid Cap Value Fund-12

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24*	12/31/23
Shares sold:
Standard Class	523	—
Standard Class II	556,752	1,408,375
Service Class	791,442	2,125,487
Shares reinvested:
Standard Class	—	—
Standard Class II	308,657	1,266,455
Service Class	827,462	3,543,638
	2,484,836	8,343,955
Shares redeemed:
Standard Class	—	—
Standard Class II	(1,080,752)	(1,655,505)
Service Class	(2,181,639)	(4,895,075)
	(3,262,391)	(6,550,580)
Net increase (decrease)	(777,555)	1,793,375

*	Date of commencement of operations of Standard class is April 29, 2024.
5. Securities Lending
Prior to April 29, 2024, the Predecessor Fund was authorized to engage in securities lending. State Street Bank & Trust Co. served as lending agent for the Predecessor Fund. Cash collateral on securities loaned was invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Income from securities lending in the amount of $21,386 is reflected separately on the Statement of Operations.
As of April 29, 2024, the fund no longer participates in securities lending.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2024, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$154,863	Receivables and other assets net of liabilities	$(1,379)
LVIP American Century Mid Cap Value Fund-13

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$1,472,751	$624,063
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$364,576	$29,473,512
7. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP American Century Mid Cap Value Fund-14

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements (continued)
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Mid Cap Value Fund-15

LVIP American Century Select Mid Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP American Century Select Mid Cap Managed Volatility Fund

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–93.51%
Aerospace & Defense–1.15%
Curtiss-Wright Corp.	5,421	$1,468,983
HEICO Corp.	4,454	995,959
Huntington Ingalls Industries, Inc.	13,343	3,286,781
		5,751,723
Automobile Components–0.78%
†Aptiv PLC	26,461	1,863,384
BorgWarner, Inc.	63,892	2,059,878
		3,923,262
Banks–3.99%
Commerce Bancshares, Inc.	66,027	3,682,986
First Hawaiian, Inc.	98,048	2,035,476
†NU Holdings Ltd. Class A	117,634	1,516,302
PNC Financial Services Group, Inc.	14,651	2,277,937
Truist Financial Corp.	151,243	5,875,791
U.S. Bancorp	60,321	2,394,744
Westamerica BanCorp	45,369	2,201,758
		19,984,994
Beverages–1.22%
†Celsius Holdings, Inc.	15,526	886,379
Heineken NV	31,141	3,011,547
Pernod Ricard SA	16,239	2,203,461
		6,101,387
Biotechnology–0.88%
†Alnylam Pharmaceuticals, Inc.	4,696	1,141,128
†Amicus Therapeutics, Inc.	62,832	623,293
†Argenx SE ADR	1,578	678,603
†BioMarin Pharmaceutical, Inc.	12,369	1,018,340
†Natera, Inc.	8,547	925,555
		4,386,919
Building Products–1.14%
Cie de Saint-Gobain SA	20,216	1,572,247
Johnson Controls International PLC	35,687	2,372,115
Lennox International, Inc.	1,276	682,635
Trane Technologies PLC	3,328	1,094,679
		5,721,676
Capital Markets–5.99%
AllianceBernstein Holding LP	43,236	1,460,945
ARES Management Corp. Class A	14,851	1,979,341
Bank of New York Mellon Corp.	140,136	8,392,745
†Coinbase Global, Inc. Class A	6,951	1,544,721
LPL Financial Holdings, Inc.	7,029	1,963,200
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
MSCI, Inc.	4,316	$2,079,233
Northern Trust Corp.	84,486	7,095,134
T Rowe Price Group, Inc.	40,697	4,692,771
TPG, Inc.	19,549	810,306
		30,018,396
Chemicals–1.13%
Akzo Nobel NV	51,726	3,145,384
Avient Corp.	21,972	959,078
Element Solutions, Inc.	57,289	1,553,677
		5,658,139
Commercial Services & Supplies–0.85%
†Copart, Inc.	4,313	233,592
Republic Services, Inc.	20,709	4,024,587
		4,258,179
Communications Equipment–1.81%
†Arista Networks, Inc.	3,976	1,393,508
†F5, Inc.	27,961	4,815,723
Juniper Networks, Inc.	78,336	2,856,131
		9,065,362
Construction & Engineering–0.81%
Vinci SA	38,527	4,059,209
		4,059,209
Construction Materials–0.39%
CRH PLC	25,930	1,944,231
		1,944,231
Consumer Staples Distribution & Retail–2.45%
Casey's General Stores, Inc.	1,286	490,686
†Dollar Tree, Inc.	43,857	4,682,612
Koninklijke Ahold Delhaize NV	239,881	7,087,890
		12,261,188
Containers & Packaging–2.28%
Amcor PLC	115,250	1,127,145
Avery Dennison Corp.	2,855	624,246
Graphic Packaging Holding Co.	103,492	2,712,525
Packaging Corp. of America	21,244	3,878,305
Sonoco Products Co.	60,332	3,060,039
		11,402,260
Distributors–0.23%
Pool Corp.	3,726	1,145,112
		1,145,112
Diversified Consumer Services–0.33%
†Bright Horizons Family Solutions, Inc.	5,889	648,261
LVIP American Century Select Mid Cap Managed Volatility Fund-1

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
†Duolingo, Inc.	4,875	$1,017,266
		1,665,527
Diversified Telecommunication Services–0.56%
BCE, Inc.	86,222	2,792,659
		2,792,659
Electric Utilities–4.97%
Duke Energy Corp.	55,721	5,584,916
Edison International	96,222	6,909,702
Evergy, Inc.	82,511	4,370,608
Eversource Energy	72,293	4,099,736
Pinnacle West Capital Corp.	26,997	2,062,031
Xcel Energy, Inc.	35,006	1,869,670
		24,896,663
Electrical Equipment–2.05%
AMETEK, Inc.	6,177	1,029,768
Atkore, Inc.	8,538	1,152,032
Emerson Electric Co.	52,998	5,838,260
Hubbell, Inc.	1,607	587,326
Regal Rexnord Corp.	6,651	899,348
Vertiv Holdings Co. Class A	9,131	790,471
		10,297,205
Electronic Equipment, Instruments & Components–0.67%
TE Connectivity Ltd.	22,221	3,342,705
		3,342,705
Energy Equipment & Services–0.99%
Baker Hughes Co.	141,098	4,962,417
		4,962,417
Entertainment–0.74%
Electronic Arts, Inc.	10,321	1,438,025
†Spotify Technology SA	3,596	1,128,389
†Take-Two Interactive Software, Inc.	7,499	1,166,019
		3,732,433
Financial Services–0.32%
†Corpay, Inc.	6,095	1,623,769
		1,623,769
Food Products–2.50%
Conagra Brands, Inc.	280,117	7,960,925
General Mills, Inc.	72,492	4,585,844
		12,546,769
Gas Utilities–1.32%
ONE Gas, Inc.	47,109	3,007,910
Spire, Inc.	59,115	3,590,054
		6,597,964
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation–1.77%
Heartland Express, Inc.	17,041	$210,116
Norfolk Southern Corp.	35,657	7,655,201
†XPO, Inc.	9,650	1,024,347
		8,889,664
Health Care Equipment & Supplies–6.00%
Becton Dickinson & Co.	14,976	3,500,041
DENTSPLY SIRONA, Inc.	71,703	1,786,122
†Dexcom, Inc.	18,003	2,041,180
†Envista Holdings Corp.	115,561	1,921,779
GE HealthCare Technologies, Inc.	39,200	3,054,464
†Glaukos Corp.	2,548	301,556
†Hologic, Inc.	46,421	3,446,759
†IDEXX Laboratories, Inc.	1,918	934,449
†Inspire Medical Systems, Inc.	4,014	537,194
†Insulet Corp.	6,034	1,217,661
Zimmer Biomet Holdings, Inc.	104,522	11,343,773
		30,084,978
Health Care Providers & Services–6.60%
Cardinal Health, Inc.	48,731	4,791,232
Cencora, Inc.	11,214	2,526,514
†Centene Corp.	41,789	2,770,611
†Henry Schein, Inc.	110,095	7,057,089
Labcorp Holdings, Inc.	18,921	3,850,613
Quest Diagnostics, Inc.	50,560	6,920,653
Universal Health Services, Inc. Class B	27,967	5,171,937
		33,088,649
Health Care REITs–0.94%
Healthpeak Properties, Inc.	241,542	4,734,223
		4,734,223
Health Care Technology–0.17%
†Veeva Systems, Inc. Class A	4,631	847,519
		847,519
Hotels, Restaurants & Leisure–2.06%
†Airbnb, Inc. Class A	8,769	1,329,643
†Chipotle Mexican Grill, Inc.	23,107	1,447,654
Darden Restaurants, Inc.	13,964	2,113,032
†DoorDash, Inc. Class A	8,786	955,741
Hilton Worldwide Holdings, Inc.	14,489	3,161,500
Sodexo SA	14,447	1,299,650
		10,307,220
Household Durables–0.48%
†Mohawk Industries, Inc.	21,034	2,389,252
		2,389,252
LVIP American Century Select Mid Cap Managed Volatility Fund-2

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products–1.67%
Church & Dwight Co., Inc.	21,593	$2,238,762
Kimberly-Clark Corp.	44,454	6,143,543
		8,382,305
Independent Power and Renewable Electricity Producers–0.23%
Vistra Corp.	13,526	1,162,965
		1,162,965
Insurance–4.57%
Aflac, Inc.	20,080	1,793,345
Allstate Corp.	40,264	6,428,550
Hanover Insurance Group, Inc.	25,117	3,150,676
Reinsurance Group of America, Inc.	16,784	3,445,252
Ryan Specialty Holdings, Inc.	17,892	1,036,126
Willis Towers Watson PLC	26,881	7,046,585
		22,900,534
IT Services–2.06%
Amdocs Ltd.	55,718	4,397,265
†Cloudflare, Inc. Class A	21,354	1,768,752
Cognizant Technology Solutions Corp. Class A	42,859	2,914,412
†MongoDB, Inc.	5,021	1,255,049
		10,335,478
Leisure Products–0.03%
BRP, Inc.	2,026	129,804
		129,804
Life Sciences Tools & Services–0.88%
Agilent Technologies, Inc.	6,338	821,595
†Avantor, Inc.	24,407	517,428
Bio-Techne Corp.	9,836	704,750
†IQVIA Holdings, Inc.	6,196	1,310,082
†Mettler-Toledo International, Inc.	739	1,032,819
		4,386,674
Machinery–2.00%
Crane Co.	999	144,835
Cummins, Inc.	7,859	2,176,393
Dover Corp.	5,623	1,014,670
Oshkosh Corp.	37,604	4,068,753
Timken Co.	23,458	1,879,690
Xylem, Inc.	5,421	735,250
		10,019,591
Media–1.89%
Fox Corp. Class B	56,504	1,809,258
Interpublic Group of Cos., Inc.	152,684	4,441,578
Omnicom Group, Inc.	10,695	959,341
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Trade Desk, Inc. Class A	23,136	$2,259,693
		9,469,870
Metals & Mining–0.03%
†Capstone Copper Corp.	20,398	144,630
		144,630
Multi-Utilities–2.72%
CMS Energy Corp.	49,707	2,959,058
Northwestern Energy Group, Inc.	122,964	6,158,037
WEC Energy Group, Inc.	57,599	4,519,217
		13,636,312
Oil, Gas & Consumable Fuels–3.88%
Cheniere Energy, Inc.	4,650	812,960
Coterra Energy, Inc.	100,698	2,685,616
Enterprise Products Partners LP	259,175	7,510,891
EQT Corp.	80,409	2,973,525
Excelerate Energy, Inc. Class A	6,635	122,349
Occidental Petroleum Corp.	68,415	4,312,197
Targa Resources Corp.	8,068	1,038,997
		19,456,535
Passenger Airlines–0.92%
Southwest Airlines Co.	161,524	4,621,202
		4,621,202
Personal Care Products–0.82%
Kenvue, Inc.	225,802	4,105,080
		4,105,080
Professional Services–0.87%
Equifax, Inc.	4,540	1,100,768
Jacobs Solutions, Inc.	9,663	1,350,018
UL Solutions, Inc. Class A	9,091	383,549
Verisk Analytics, Inc.	5,685	1,532,392
		4,366,727
Residential REITs–1.08%
Equity Residential	57,877	4,013,191
Essex Property Trust, Inc.	5,158	1,404,008
		5,417,199
Retail REITs–1.87%
Realty Income Corp.	107,351	5,670,280
Regency Centers Corp.	59,144	3,678,757
		9,349,037
Semiconductors & Semiconductor Equipment–1.69%
†Enphase Energy, Inc.	5,170	515,501
Marvell Technology, Inc.	11,114	776,869
LVIP American Century Select Mid Cap Managed Volatility Fund-3

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc.	2,352	$1,932,591
†ON Semiconductor Corp.	25,821	1,770,029
Teradyne, Inc.	23,509	3,486,150
		8,481,140
Software–2.66%
†Cadence Design Systems, Inc.	5,165	1,589,529
†Crowdstrike Holdings, Inc. Class A	2,631	1,008,173
†Datadog, Inc. Class A	24,432	3,168,586
†HubSpot, Inc.	3,880	2,288,385
†Manhattan Associates, Inc.	8,837	2,179,911
†Palantir Technologies, Inc. Class A	77,787	1,970,345
†Zscaler, Inc.	5,749	1,104,900
		13,309,829
Specialized REITs–1.42%
Public Storage	13,489	3,880,111
SBA Communications Corp.	4,538	890,809
VICI Properties, Inc.	81,112	2,323,048
		7,093,968
Specialty Retail–0.31%
†Burlington Stores, Inc.	6,428	1,542,720
		1,542,720
Technology Hardware, Storage & Peripherals–1.19%
HP, Inc.	128,091	4,485,747
†Super Micro Computer, Inc.	1,832	1,501,049
		5,986,796
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.46%
†Lululemon Athletica, Inc.	4,152	$1,240,203
†On Holding AG Class A	28,003	1,086,516
		2,326,719
Trading Companies & Distributors–2.69%
†Beacon Roofing Supply, Inc.	44,022	3,983,991
Bunzl PLC	114,932	4,373,093
†Core & Main, Inc. Class A	18,747	917,478
MSC Industrial Direct Co., Inc. Class A	52,875	4,193,516
		13,468,078
Total Common Stock (Cost $421,198,378)		468,574,846
PREFERRED STOCK–0.57%
Henkel AG & Co. KGaA 2.24%	32,248	2,874,087
Total Preferred Stock (Cost $2,059,107)		2,874,087

MONEY MARKET FUND–5.58%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	27,935,433	27,935,433
Total Money Market Fund (Cost $27,935,433)		27,935,433

TOTAL INVESTMENTS–99.66% (Cost $451,192,918)	499,384,366
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.34%	1,725,368
NET ASSETS APPLICABLE TO 37,103,639 SHARES OUTSTANDING–100.00%	$501,109,734
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY SELECT MID CAP MANAGED VOLATILITY FUND STANDARD CLASS ($22,377 / 1,650 Shares)	$13.560
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY SELECT MID CAP MANAGED VOLATILITY FUND SERVICE CLASS ($501,087,357 / 37,101,989 Shares)	$13.506
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$427,337,031
Distributable earnings/(accumulated loss)	73,772,703
TOTAL NET ASSETS	$501,109,734

†Non-income producing.
LVIP American Century Select Mid Cap Managed Volatility Fund-4

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)

★Includes $1,226,637 cash collateral held at broker for futures contracts, $6,535,684 payable for securities purchased, $94,751 payable for fund shares redeemed, $41,721 other accrued expenses payable, $455,410 due to manager and affiliates, $2,480 variation margin due to broker on futures contracts, $15,905 payable for audit fee and $40,981 payable for fund accounting fee as of June 30, 2024.

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2024:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	CAD	(3,470,212)	USD	2,547,195	9/27/24	$5,224	$—
BOA	CAD	11,199	USD	(8,189)	9/27/24	14	—
BOA	CAD	(125,129)	USD	91,605	9/27/24	—	(53)
BOA	EUR	(5,211,561)	USD	5,623,144	9/27/24	17,981	—
BOA	EUR	639,712	USD	(688,820)	9/27/24	—	(794)
CITI	EUR	(5,211,561)	USD	5,620,585	9/27/24	15,423	—
GSI	GBP	(2,954,212)	USD	3,751,377	9/27/24	14,522	—
MSC	EUR	(5,211,561)	USD	5,626,495	9/27/24	21,332	—
UBS	EUR	(5,211,561)	USD	5,623,118	9/27/24	17,955	—
Total Foreign Currency Exchange Contracts						$92,451	$(847)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
6	British Pound	$474,338	$478,066	9/16/24	$—	$(3,728)
6	Euro	806,400	808,631	9/16/24	—	(2,231)
7	Japanese Yen	550,593	565,400	9/16/24	—	(14,807)
					—	(20,766)
Equity Contracts:
19	E-mini Russell 2000 Index	1,961,750	1,978,612	9/20/24	—	(16,862)
18	E-mini S&P 500 Index	4,969,350	4,943,564	9/20/24	25,786	—
43	E-mini S&P MidCap 400 Index	12,719,830	12,845,496	9/20/24	—	(125,666)
14	Euro STOXX 50 Index	738,570	754,106	9/20/24	—	(15,536)
4	FTSE 100 Index	415,231	413,777	9/20/24	1,454	—
2	Nikkei 225 Index (OSE)	492,013	480,350	9/12/24	11,663	—
					38,903	(158,064)
Total Futures Contracts					$38,903	$(178,830)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CAD–Canadian Dollar
CITI–Citigroup Global Markets
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GSI–Goldman Sachs International
IT–Information Technology
MSC–Morgan Stanley & Co.
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP American Century Select Mid Cap Managed Volatility Fund-5

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund-6

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$6,546,433
Foreign taxes withheld	(106,441)
6,439,992
EXPENSES:
Management fees	1,916,884
Distribution fees-Service Class	894,507
Shareholder servicing fees	74,120
Accounting and administration expenses	66,410
Custodian fees	26,679
Professional fees	25,160
Reports and statements to shareholders	8,356
Trustees’ fees and expenses	8,214
Consulting fees	2,157
Pricing fees	1,623
Other	10,235
3,034,345
Less:
Management fees waived	(34,029)
Total operating expenses	3,000,316
NET INVESTMENT INCOME	3,439,676
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	16,967,619
Foreign currencies	1,592
Foreign currency exchange contracts	658,326
Futures contracts	2,411,525
Net realized gain	20,039,062
Net change in unrealized appreciation (depreciation) of:
Investments	(8,244,228)
Foreign currencies	(1,427)
Foreign currency exchange contracts	382,045
Futures contracts	(1,465,315)
Net change in unrealized appreciation (depreciation)	(9,328,925)
NET REALIZED AND UNREALIZED GAIN	10,710,137
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,149,813
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Select Mid Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,439,676	$6,124,207
Net realized gain	20,039,062	13,466,520
Net change in unrealized appreciation (depreciation)	(9,328,925)	24,887,456
Net increase in net assets resulting from operations	14,149,813	44,478,183
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,790)
Service Class	—	(41,391,968)
	—	(41,393,758)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class	5,438,082	28,679,512
Reinvestment of dividends and distributions:
Standard Class	—	1,790
Service Class	—	41,391,968
	5,438,082	70,073,270
Cost of shares redeemed:
Service Class	(35,894,093)	(46,355,360)
	(35,894,093)	(46,355,360)
Increase (decrease) in net assets derived from capital share transactions	(30,456,011)	23,717,910
NET INCREASE (DECREASE) IN NET ASSETS	(16,306,198)	26,802,335
NET ASSETS:
Beginning of period	517,415,932	490,613,597
End of period	$501,109,734	$517,415,932
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund-7

LVIP American Century Select Mid Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Select Mid Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20[2]	12/31/19[3]
Net asset value, beginning of period	$13.173	$13.156	$15.994	$13.667	$14.029	$11.749
Income (loss) from investment operations:
Net investment income[4]	0.115	0.211	0.186	0.144	0.137	0.199
Net realized and unrealized gain (loss)	0.272	0.972	(1.457)	2.755	0.442	3.034
Total from investment operations	0.387	1.183	(1.271)	2.899	0.579	3.233
Less dividends and distributions from:
Net investment income	—	(0.213)	(0.289)	(0.206)	(0.084)	(0.440)
Net realized gain	—	(0.953)	(1.278)	(0.366)	(0.803)	(0.513)
Return of capital	—	—	—	—	(0.054)	—
Total dividends and distributions	—	(1.166)	(1.567)	(0.572)	(0.941)	(0.953)
Net asset value, end of period	$13.560	$13.173	$13.156	$15.994	$13.667	$14.029
Total return[5]	2.95%	9.50%	(7.40% )	21.22%	5.16%	27.80%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$22	$22	$20	$21	$18	$17
Ratio of expenses to average net assets[6]	0.82%	0.83%	0.83%	0.82%	0.87%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.83%	0.84%	0.84%	0.83%	0.87%	0.83%
Ratio of net investment income to average net assets	1.70%	1.74%	1.29%	0.92%	1.09%	1.47%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.69%	1.73%	1.28%	0.91%	1.09%	1.23%
Portfolio turnover	30%	55%	71%	51%	86%	58%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	Effective May 1, 2019, American Century Investment Management, Inc. is responsible for the day-to-day management of the Fund’s investment portfolio, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invested prior to May 1, 2019.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund-8

LVIP American Century Select Mid Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Select Mid Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20[2]	12/31/19[3]
Net asset value, beginning of period	$13.143	$13.134	$15.970	$13.649	$14.018	$11.747
Income (loss) from investment operations:
Net investment income[4]	0.090	0.164	0.134	0.087	0.092	0.151
Net realized and unrealized gain (loss)	0.273	0.966	(1.452)	2.750	0.436	3.030
Total from investment operations	0.363	1.130	(1.318)	2.837	0.528	3.181
Less dividends and distributions from:
Net investment income	—	(0.168)	(0.240)	(0.150)	(0.057)	(0.397)
Net realized gain	—	(0.953)	(1.278)	(0.366)	(0.803)	(0.513)
Return of capital	—	—	—	—	(0.037)	—
Total dividends and distributions	—	(1.121)	(1.518)	(0.516)	(0.897)	(0.910)
Net asset value, end of period	$13.506	$13.143	$13.134	$15.970	$13.649	$14.018
Total return[5]	2.77%	9.13%	(7.73% )	20.79%	4.82%	27.35%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$501,087	$517,394	$490,594	$593,950	$542,608	$519,933
Ratio of expenses to average net assets[6]	1.17%	1.18%	1.18%	1.17%	1.22%	0.95%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.18%	1.19%	1.19%	1.18%	1.22%	1.18%
Ratio of net investment income to average net assets	1.35%	1.39%	0.94%	0.57%	0.74%	1.12%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.34%	1.38%	0.93%	0.56%	0.74%	0.89%
Portfolio turnover	30%	55%	71%	51%	86%	58%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	Effective May 1, 2019, American Century Investment Management, Inc. is responsible for the day-to-day management of the Fund’s investment portfolio, replacing Lincoln Investment Advisors Corporation.
[4]	The average shares outstanding method has been applied for per share information.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invested prior to May 1, 2019.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund-9

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Select Mid Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in
LVIP American Century Select Mid Cap Managed Volatility Fund-10

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2024, the value and cost of foreign currency held by the LVIP American Century Select Mid Cap Managed Volatility Fund is $87 and $87 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. Effective May 1, 2024, the waiver amount is 0.03% of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   Prior to May 1, 2024, the waiver amount was 0.005% of the Fund’s average daily net assets.
American Century Investment Management, Inc, (“American Century”) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$21,870
Legal	3,328
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,885 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
LVIP American Century Select Mid Cap Managed Volatility Fund-11

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$297,603
Distribution fees payable to LFD	144,662
Printing and mailing fees payable to Lincoln Life	1,158
Shareholder servicing fees payable to Lincoln Life	11,987
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2024, the Fund engaged in securities purchases of $19,273 and securities sales of $39,510, which resulted in net realized losses of $2,283.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$145,523,013
Sales	163,431,696
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$451,192,918
Aggregate unrealized appreciation of investments and derivatives	$68,539,572
Aggregate unrealized depreciation of investments and derivatives	(20,396,448)
Net unrealized appreciation of investments and derivatives	$48,143,124
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange
LVIP American Century Select Mid Cap Managed Volatility Fund-12

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$468,574,846	$—	$—	$468,574,846
Preferred Stock	2,874,087	—	—	2,874,087
Money Market Fund	27,935,433	—	—	27,935,433
Total Investments	$499,384,366	$—	$—	$499,384,366
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$92,451	$—	$92,451
Futures Contracts	$38,903	$—	$—	$38,903
Liabilities:
Foreign Currency Exchange Contracts	$—	$(847)	$—	$(847)
Futures Contracts	$(178,830)	$—	$—	$(178,830)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	—	—
Service Class	403,800	2,198,973
Shares reinvested:
Standard Class	—	141
Service Class	—	3,290,951
	403,800	5,490,065
Shares redeemed:
Standard Class	—	—
Service Class	(2,667,609)	(3,477,571)
	(2,667,609)	(3,477,571)
Net increase (decrease)	(2,263,809)	2,012,494
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP American Century Select Mid Cap Managed Volatility Fund-13

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2024, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2024 were as follows:
LVIP American Century Select Mid Cap Managed Volatility Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$92,451	Receivables and other assets net of liabilities	$(847)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	38,903	Receivables and other assets net of liabilities	(158,064)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(20,766)
Total		$131,354		$(179,677)
LVIP American Century Select Mid Cap Managed Volatility Fund-14

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$658,326	$382,045
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	2,476,655	(1,400,309)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(65,130)	(65,006)
Total		$3,069,851	$(1,083,270)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$1,287,494	$32,233,999
Futures contracts (average notional value)	24,314,795	—
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable
LVIP American Century Select Mid Cap Managed Volatility Fund-15

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund-16

LVIP American Century Ultra® Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP American Century Ultra® Fund

LVIP American Century Ultra® Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.17%
Automobiles–2.17%
†Tesla, Inc.	44,604	$8,826,240
		8,826,240
Beverages–0.66%
Constellation Brands, Inc. Class A	10,399	2,675,455
		2,675,455
Biotechnology–2.79%
†Alnylam Pharmaceuticals, Inc.	7,137	1,734,291
†Biogen, Inc.	4,834	1,120,618
†Genmab AS	4,210	1,054,933
Gilead Sciences, Inc.	9,816	673,476
†Regeneron Pharmaceuticals, Inc.	6,444	6,772,837
		11,356,155
Broadline Retail–6.40%
†Amazon.com, Inc.	134,834	26,056,670
		26,056,670
Building Products–0.73%
Advanced Drainage Systems, Inc.	13,758	2,206,646
Johnson Controls International PLC	11,282	749,914
		2,956,560
Capital Markets–1.29%
MSCI, Inc.	7,369	3,550,016
Tradeweb Markets, Inc. Class A	15,859	1,681,054
		5,231,070
Chemicals–0.81%
Ecolab, Inc.	13,926	3,314,388
		3,314,388
Commercial Services & Supplies–0.62%
Cintas Corp.	1,167	817,203
†Copart, Inc.	31,479	1,704,903
		2,522,106
Consumer Staples Distribution & Retail–2.19%
Costco Wholesale Corp.	10,471	8,900,245
		8,900,245
Distributors–0.13%
Pool Corp.	1,729	531,374
		531,374
Electrical Equipment–0.54%
Acuity Brands, Inc.	9,089	2,194,448
		2,194,448
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–0.68%
Cognex Corp.	10,052	$470,032
Keyence Corp.	5,200	2,280,191
		2,750,223
Energy Equipment & Services–0.41%
Schlumberger NV	35,557	1,677,579
		1,677,579
Entertainment–2.01%
†Netflix, Inc.	12,109	8,172,122
		8,172,122
Financial Services–5.53%
†Block, Inc.	28,317	1,826,163
Mastercard, Inc. Class A	30,782	13,579,787
Visa, Inc. Class A	27,021	7,092,202
		22,498,152
Ground Transportation–0.21%
JB Hunt Transport Services, Inc.	5,407	865,120
		865,120
Health Care Equipment & Supplies–3.96%
†Dexcom, Inc.	37,896	4,296,649
†Edwards Lifesciences Corp.	20,473	1,891,091
†IDEXX Laboratories, Inc.	2,532	1,233,590
†Insulet Corp.	4,973	1,003,551
†Intuitive Surgical, Inc.	17,320	7,704,802
		16,129,683
Health Care Providers & Services–1.44%
UnitedHealth Group, Inc.	11,542	5,877,879
		5,877,879
Hotels, Restaurants & Leisure–3.42%
†Chipotle Mexican Grill, Inc.	146,550	9,181,358
Wingstop, Inc.	11,185	4,727,452
		13,908,810
Interactive Media & Services–11.72%
Alphabet, Inc. Class A	93,211	16,978,383
Alphabet, Inc. Class C	102,143	18,735,069
Meta Platforms, Inc. Class A	23,740	11,970,183
		47,683,635
IT Services–1.39%
†Gartner, Inc.	3,478	1,561,831
†Okta, Inc.	43,641	4,085,234
		5,647,065
Life Sciences Tools & Services–0.25%
†Waters Corp.	3,483	1,010,488
		1,010,488
LVIP American Century Ultra® Fund-1

LVIP American Century Ultra® Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–1.61%
Donaldson Co., Inc.	13,697	$980,157
Fortive Corp.	27,108	2,008,703
Nordson Corp.	6,623	1,536,139
Westinghouse Air Brake Technologies Corp.	10,692	1,689,870
Yaskawa Electric Corp.	9,000	323,159
		6,538,028
Oil, Gas & Consumable Fuels–0.68%
EOG Resources, Inc.	21,957	2,763,728
		2,763,728
Pharmaceuticals–2.72%
Eli Lilly & Co.	12,247	11,088,189
		11,088,189
Semiconductors & Semiconductor Equipment–18.29%
†Advanced Micro Devices, Inc.	13,811	2,240,282
Analog Devices, Inc.	19,978	4,560,178
Applied Materials, Inc.	39,546	9,332,460
ASML Holding NV	4,377	4,519,736
†Lattice Semiconductor Corp.	32,846	1,904,740
NVIDIA Corp.	419,968	51,882,847
		74,440,243
Software–13.92%
†Datadog, Inc. Class A	22,696	2,943,444
†DocuSign, Inc.	43,222	2,312,377
†Dynatrace, Inc.	59,490	2,661,583
†Fair Isaac Corp.	4,036	6,008,232
Microsoft Corp.	65,794	29,406,628
Salesforce, Inc.	26,906	6,917,533
†Synopsys, Inc.	2,906	1,729,244
†Zscaler, Inc.	24,321	4,674,253
		56,653,294
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–11.43%
Apple, Inc.	220,912	$46,528,485
		46,528,485
Textiles, Apparel & Luxury Goods–1.17%
†Lululemon Athletica, Inc.	15,980	4,773,226
		4,773,226
Total Common Stock (Cost $138,396,070)		403,570,660
RIGHTS–0.00%
=†ABIOMED, Inc.	4,290	4,376
Total Rights (Cost $4,376)		4,376

EXCHANGE-TRADED FUND–0.50%
iShares Russell 1000 Growth ETF	5,584	2,035,424
Total Exchange-Traded Fund (Cost $2,039,548)		2,035,424
MONEY MARKET FUND–0.34%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	1,371,540	1,371,540
Total Money Market Fund (Cost $1,371,540)		1,371,540

TOTAL INVESTMENTS–100.01% (Cost $141,811,534)	406,982,000
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(35,761)
NET ASSETS APPLICABLE TO 14,559,376 SHARES OUTSTANDING–100.00%	$406,946,239
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY ULTRA® FUND STANDARD CLASS ($11,147 / 389 Shares)	$28.637
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY ULTRA® FUND STANDARD CLASS II ($180,195,525 / 6,292,538 Shares)	$28.636
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY ULTRA® FUND SERVICE CLASS ($226,739,567 / 8,266,449 Shares)	$27.429
LVIP American Century Ultra® Fund-2

LVIP American Century Ultra® Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$136,426,384
Distributable earnings/(accumulated loss)	270,519,855
TOTAL NET ASSETS	$406,946,239

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $11,725 expense reimbursement receivable from Lincoln Financial Investments Corporation, $1,331,953 payable for fund shares redeemed, $3,244 other accrued expenses payable, $266,445 due to manager and affiliates, $7,944 payable for audit fee and $5,701 payable for fund accounting fee as of June 30, 2024.

The following foreign currency exchange contracts were outstanding at June 30, 2024:
Foreign Currency Exchange Contract1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
UBS	JPY	(144,377,450)	USD	917,305	9/27/24	$7,785	$—

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
IT–Information Technology
JPY–Japanese Yen
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Ultra® Fund-3

LVIP American Century Ultra® Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$805,816
Income from securities lending, net	152
Foreign taxes withheld	(3,361)
802,607
EXPENSES:
Management fees	1,340,917
Distribution fees-Service Class	265,441
Shareholder servicing fees	46,513
Accounting and administration expenses	11,426
Professional fees	9,454
Reports and statements to shareholders	7,178
Trustees’ fees and expenses	5,198
Custodian fees	1,275
Pricing fees	765
Other	15,910
1,704,077
Less:
Management fees waived	(159,963)
Expenses reimbursed	(19,219)
Total operating expenses	1,524,895
NET INVESTMENT LOSS	(722,288)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	6,901,234
Foreign currencies	(3,397)
Foreign currency exchange contracts	131,766
Net realized gain	7,029,603
Net change in unrealized appreciation (depreciation) of:
Investments	60,864,249
Foreign currencies	(461)
Foreign currency exchange contracts	17,405
Net change in unrealized appreciation (depreciation)	60,881,193
NET REALIZED AND UNREALIZED GAIN	67,910,796
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$67,188,508
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Ultra® Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(722,288)	$(646,514)
Net realized gain	7,029,603	26,430,679
Net change in unrealized appreciation (depreciation)	60,881,193	69,277,451
Net increase in net assets resulting from operations	67,188,508	95,061,616
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class II	(10,562,973)	(5,849,632)
Service Class	(16,097,478)	(12,866,673)
	(26,660,451)	(18,716,305)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,000	—
Standard Class II	48,736,619	54,564,111
Service Class	6,562,337	29,775,212
Reinvestment of dividends and distributions:
Standard Class II	10,562,973	5,849,632
Service Class	16,097,478	12,866,673
	81,969,407	103,055,628
Cost of shares redeemed:
Standard Class II	(30,137,538)	(20,983,391)
Service Class	(21,877,468)	(38,511,305)
	(52,015,006)	(59,494,696)
Increase in net assets derived from capital share transactions	29,954,401	43,560,932
NET INCREASE IN NET ASSETS	70,482,458	119,906,243
NET ASSETS:
Beginning of period	336,463,781	216,557,538
End of period	$406,946,239	$336,463,781
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Ultra® Fund-4

LVIP American Century Ultra® Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
LVIP American Century Ultra® Fund Standard Class
4/29/24[1] to
6/30/24 (unaudited)
Net asset value, beginning of period	$25.690
Income from investment operations:
Net investment income[2]	0.002
Net realized and unrealized gain	2.945
Total from investment operations	2.947
Net asset value, end of period	$28.637
Total return[3]	11.48%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11
Ratio of expenses to average net assets	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.68%
Ratio of net investment loss to average net assets	(0.20% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.23% )
Portfolio turnover	17%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Ultra® Fund-5

LVIP American Century Ultra® Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Ultra® Fund Standard Class II
	Six Months Ended 6/30/24[1,2] (unaudited)	Year Ended
		12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]	12/31/19[1]
Net asset value, beginning of period	$25.650	$19.34	$31.38	$27.48	$20.93	$17.40
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.042)	(0.03)	(0.05)	(0.10)	(0.04)	—
Net realized and unrealized gain (loss)	5.050	7.98	(9.41)	5.98	8.75	5.67
Total from investment operations	5.008	7.95	(9.46)	5.88	8.71	5.67
Less dividends and distributions from:
Net realized gain	(2.022)	(1.64)	(2.58)	(1.98)	(2.16)	(2.14)
Total dividends and distributions	(2.022)	(1.64)	(2.58)	(1.98)	(2.16)	(2.14)
Net asset value, end of period	$28.636	$25.65	$19.34	$31.38	$27.48	$20.930
Total return[4]	20.23%	43.51%	(32.38% )	23.16%	49.85%	34.58%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$180,196	$133,825	$68,354	$117,231	$96,249	$59,427
Ratio of expenses to average net assets	0.76%	0.76%	0.78%	0.79%	0.80%	0.82%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.86%	0.89%	0.89%	0.95%	1.00%	1.00%
Ratio of net investment loss to average net assets	(0.31% )	(0.14% )	(0.21% )	(0.35% )	(0.18% )	(0.01% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.41% )	(0.27% )	(0.32% )	0.51%	(0.38% )	(0.19% )
Portfolio turnover	17%	33%	24%	19%	22%	23%

[1]
The Fund adopted the accounting and performance history of the Class I shares of the American Century Investments® VP Ultra Fund, a former portfolio of American
Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class I shares.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Ultra® Fund-6

LVIP American Century Ultra® Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Ultra® Fund Service Class
	Six Months Ended 6/30/24[1,2] (unaudited)	Year Ended
		12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]	12/31/19[1]
Net asset value, beginning of period	$24.660	$18.68	$30.44	$26.76	$20.48	$17.08
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.059)	(0.06)	(0.08)	(0.14)	(0.07)	(0.03)
Net realized and unrealized gain (loss)	4.850	7.68	(9.10)	5.80	8.51	5.57
Total from investment operations	4.791	7.62	(9.18)	5.66	8.44	5.54
Less dividends and distributions from:
Net realized gain	(2.022)	(1.64)	(2.58)	(1.98)	(2.16)	(2.14)
Total dividends and distributions	(2.022)	(1.64)	(2.58)	(1.98)	(2.16)	(2.14)
Net asset value, end of period	$27.429	$24.66	$18.68	$30.44	$26.76	$20.48
Total return[4]	20.15%	43.27%	(32.46% )	22.99%	49.55%	34.46%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$226,740	$202,639	$148,203	$220,389	$201,527	$156,688
Ratio of expenses to average net assets	0.91%	0.91%	0.93%	0.94%	0.95%	0.97%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.01%	1.04%	1.04%	1.10%	1.15%	1.15%
Ratio of net investment loss to average net assets	(0.46% )	(0.29% )	(0.36% )	(0.50% )	(0.33% )	(0.16% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.56% )	(0.42% )	(0.47% )	(0.66% )	(0.53% )	(0.34% )
Portfolio turnover	17%	33%	24%	19%	22%	23%

[1]
The Fund adopted the accounting and performance history of the Class II shares of the American Century Investments® VP Ultra Fund, a former portfolio of American
Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class II shares.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Ultra® Fund-7

LVIP American Century Ultra® Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Ultra® Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments® VP Ultra Fund, a former portfolio of American Century Variable Portfolios, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund commenced on April 29, 2024. Pre-inception information for Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek long-term capital growth.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in
LVIP American Century Ultra® Fund-8

LVIP American Century Ultra® Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2024, the value and cost of foreign currency held by the LVIP American Century Ultra® Fund is $2,309 and $2,310 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective April 29, 2024, LFI receives a management fee at an annual rate of 0.60% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   Prior to April 29, 2024, a single, unified management fee per class was paid by the Predecessor Fund to American Century Investment Management, Inc. (ACIM) (the “Predecessor Advisor”), in the amount of $948,573. The fee included all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services. Prior to April 29, 2024, the Predecessor Advisor agreed to waive 0.14% of the fund's management fee.
Effective April 29, 2024, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses exceed 0.65% of the Fund’s average daily net assets for the Standard Class, 0.75% for the Standard Class II and 0.90% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the period April 29, 2024 through June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$4,931
Legal	750
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares, 0.129% of the Fund's average daily net assets for the Standard Class II shares and 0.029% of the Fund's average daily net assets for the Service Class shares, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP American Century Ultra® Fund-9

LVIP American Century Ultra® Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,061 for the six months ended June 30, 2024.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with , Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$11,725
Management fees payable to LFI	193,997
Distribution fees payable to LFD	46,132
Printing and mailing fees payable to Lincoln Life	3,061
Shareholder servicing fees payable to Lincoln Life	23,255
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$63,772,552
Sales	61,674,091
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$141,811,534
Aggregate unrealized appreciation of investments and derivatives	$266,953,956
Aggregate unrealized depreciation of investments and derivatives	(1,775,705)
Net unrealized appreciation of investments and derivatives	$265,178,251
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for
LVIP American Century Ultra® Fund-10

LVIP American Century Ultra® Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$403,570,660	$—	$—	$403,570,660
Exchange-Traded Fund	2,035,424	—	—	2,035,424
Rights	—	—	4,376	4,376
Money Market Fund	1,371,540	—	—	1,371,540
Total Investments	$406,977,624	$—	$4,376	$406,982,000
Derivatives:

Assets:
Foreign Currency Exchange Contract	$—	$7,785	$—	$7,785
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24*	12/31/23
Shares sold:
Standard Class	389	—
Standard Class II	1,806,410	2,318,887
Service Class	256,740	1,389,605
Shares reinvested:
Standard Class	—	—
Standard Class II	401,329	293,215
Service Class	638,282	670,139
	3,103,150	4,671,846
Shares redeemed:
Standard Class	—	—
Standard Class II	(1,132,906)	(928,972)
Service Class	(845,677)	(1,777,859)
	(1,978,583)	(2,706,831)
Net increase	1,124,567	1,965,015

*	Date of commencement of operations of Standard class is April 29, 2024.
5. Securities Lending
Prior to April 29, 2024, the Predecessor Fund was authorized to engage in securities lending. State Street Bank & Trust Co. served as lending agent for the Predecessor Fund. Cash collateral on securities loaned was invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Income from securities lending in the amount of $152 is reflected separately on the Statement of Operations.
As of April 29, 2024, the fund no longer participates in securities lending.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP American Century Ultra® Fund-11

LVIP American Century Ultra® Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2024, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$7,785	Liabilities net of receivables and other assets	$—
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$131,766	$17,405
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$187,151	$784,990
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the
LVIP American Century Ultra® Fund-12

LVIP American Century Ultra® Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Ultra® Fund-13

LVIP American Century Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP American Century Value Fund

LVIP American Century Value Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.83%
Aerospace & Defense–1.84%
L3Harris Technologies, Inc.	25,031	$5,621,462
RTX Corp.	103,366	10,376,913
		15,998,375
Air Freight & Logistics–1.39%
United Parcel Service, Inc. Class B	88,455	12,105,067
		12,105,067
Automobile Components–1.48%
†Aptiv PLC	89,880	6,329,350
BorgWarner, Inc.	202,594	6,531,630
		12,860,980
Automobiles–0.76%
General Motors Co.	143,170	6,651,678
		6,651,678
Banks–10.94%
Bank of America Corp.	495,739	19,715,540
Commerce Bancshares, Inc.	78,060	4,354,187
JPMorgan Chase & Co.	121,420	24,558,409
PNC Financial Services Group, Inc.	43,165	6,711,294
Toronto-Dominion Bank	75,557	4,153,274
Truist Financial Corp.	256,697	9,972,678
U.S. Bancorp	502,710	19,957,587
Wells Fargo & Co.	98,817	5,868,742
		95,291,711
Beverages–1.83%
Heineken Holding NV	38,536	3,039,546
Heineken NV	56,315	5,446,045
Pernod Ricard SA	54,843	7,441,615
		15,927,206
Building Products–0.50%
Cie de Saint-Gobain SA	56,567	4,399,353
		4,399,353
Capital Markets–5.37%
Bank of New York Mellon Corp.	252,692	15,133,724
BlackRock, Inc.	6,329	4,982,948
Charles Schwab Corp.	101,302	7,464,945
Invesco Ltd.	444,529	6,650,154
Northern Trust Corp.	88,947	7,469,769
State Street Corp.	68,400	5,061,600
		46,763,140
Chemicals–0.48%
Akzo Nobel NV	68,980	4,194,575
		4,194,575
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment–3.46%
Cisco Systems, Inc.	447,398	$21,255,879
†F5, Inc.	51,601	8,887,240
		30,143,119
Consumer Staples Distribution & Retail–2.31%
†Dollar Tree, Inc.	81,302	8,680,614
Koninklijke Ahold Delhaize NV	385,899	11,402,360
		20,082,974
Containers & Packaging–0.73%
Packaging Corp. of America	34,780	6,349,437
		6,349,437
Diversified Telecommunication Services–3.70%
AT&T, Inc.	674,284	12,885,567
Verizon Communications, Inc.	468,405	19,317,022
		32,202,589
Electric Utilities–3.70%
Duke Energy Corp.	85,754	8,595,123
Edison International	118,521	8,510,993
Evergy, Inc.	107,415	5,689,773
Eversource Energy	84,266	4,778,725
Xcel Energy, Inc.	87,085	4,651,210
		32,225,824
Electrical Equipment–1.27%
Emerson Electric Co.	62,275	6,860,214
Signify NV	167,264	4,173,763
		11,033,977
Energy Equipment & Services–1.86%
Baker Hughes Co.	279,253	9,821,328
Schlumberger NV	134,983	6,368,498
		16,189,826
Entertainment–1.23%
Walt Disney Co.	108,194	10,742,582
		10,742,582
Financial Services–3.98%
†Berkshire Hathaway, Inc. Class A	10,060	34,684,118
		34,684,118
Food Products–3.15%
Conagra Brands, Inc.	426,367	12,117,350
JDE Peet's NV	160,847	3,204,021
Kraft Heinz Co.	132,125	4,257,067
Mondelez International, Inc. Class A	120,500	7,885,520
		27,463,958
LVIP American Century Value Fund-1

LVIP American Century Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities–1.01%
Atmos Energy Corp.	35,922	$4,190,301
ONE Gas, Inc.	72,182	4,608,821
		8,799,122
Ground Transportation–0.69%
Heartland Express, Inc.	486,137	5,994,069
		5,994,069
Health Care Equipment & Supplies–5.31%
GE HealthCare Technologies, Inc.	45,254	3,526,192
Medtronic PLC	337,589	26,571,630
Zimmer Biomet Holdings, Inc.	148,766	16,145,574
		46,243,396
Health Care Providers & Services–3.87%
CVS Health Corp.	198,034	11,695,888
†Henry Schein, Inc.	102,419	6,565,058
Labcorp Holdings, Inc.	40,359	8,213,460
Universal Health Services, Inc. Class B	39,200	7,249,256
		33,723,662
Health Care REITs–0.73%
Healthpeak Properties, Inc.	323,025	6,331,290
		6,331,290
Hotels, Restaurants & Leisure–0.48%
Sodexo SA	46,828	4,212,639
		4,212,639
Household Durables–0.59%
†Mohawk Industries, Inc.	45,089	5,121,660
		5,121,660
Household Products–1.61%
Colgate-Palmolive Co.	51,714	5,018,326
Kimberly-Clark Corp.	65,363	9,033,167
		14,051,493
Industrial Conglomerates–0.63%
Siemens AG	29,356	5,461,552
		5,461,552
Insurance–2.24%
Allstate Corp.	54,676	8,729,570
Reinsurance Group of America, Inc.	18,700	3,838,549
Willis Towers Watson PLC	26,494	6,945,137
		19,513,256
Leisure Products–0.45%
†Mattel, Inc.	239,842	3,899,831
		3,899,831
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–1.80%
Dover Corp.	28,447	$5,133,261
IMI PLC	272,517	6,076,779
Oshkosh Corp.	40,930	4,428,626
		15,638,666
Media–0.57%
Interpublic Group of Cos., Inc.	170,790	4,968,281
		4,968,281
Metals & Mining–0.20%
BHP Group Ltd.	62,538	1,780,571
		1,780,571
Multi-Utilities–1.00%
WEC Energy Group, Inc.	111,389	8,739,581
		8,739,581
Oil, Gas & Consumable Fuels–7.62%
Chevron Corp.	96,154	15,040,409
Exxon Mobil Corp.	215,812	24,844,277
Occidental Petroleum Corp.	128,724	8,113,474
Shell PLC	263,386	9,435,692
TotalEnergies SE	134,272	8,962,971
		66,396,823
Paper & Forest Products–0.50%
Mondi PLC	224,656	4,312,351
		4,312,351
Passenger Airlines–0.86%
Southwest Airlines Co.	262,833	7,519,652
		7,519,652
Personal Care Products–2.38%
Kenvue, Inc.	439,251	7,985,583
Unilever PLC	231,261	12,700,470
		20,686,053
Pharmaceuticals–8.44%
Bristol-Myers Squibb Co.	235,840	9,794,435
Johnson & Johnson	180,776	26,422,220
Merck & Co., Inc.	43,244	5,353,607
Pfizer, Inc.	551,643	15,434,971
Roche Holding AG	32,138	8,924,738
Sanofi SA	78,508	7,561,992
		73,491,963
Residential REITs–0.54%
Equity Residential	68,046	4,718,310
		4,718,310
Retail REITs–2.01%
Agree Realty Corp.	108,324	6,709,589
Realty Income Corp.	93,270	4,926,521
LVIP American Century Value Fund-2

LVIP American Century Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Retail REITs (continued)
Regency Centers Corp.	94,209	$5,859,800
		17,495,910
Semiconductors & Semiconductor Equipment–2.60%
Intel Corp.	396,979	12,294,439
QUALCOMM, Inc.	39,061	7,780,170
Teradyne, Inc.	17,368	2,575,501
		22,650,110
Software–0.55%
Oracle Corp.	34,179	4,826,075
		4,826,075
Technology Hardware, Storage & Peripherals–0.41%
HP, Inc.	101,367	3,549,872
		3,549,872
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–0.76%
MSC Industrial Direct Co., Inc. Class A	83,108	$6,591,296
		6,591,296
Total Common Stock (Cost $678,743,062)		852,027,973

MONEY MARKET FUND–1.97%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	17,167,613	17,167,613
Total Money Market Fund (Cost $17,167,613)		17,167,613

TOTAL INVESTMENTS–99.80% (Cost $695,910,675)	869,195,586
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.20%	1,734,926
NET ASSETS APPLICABLE TO 73,296,934 SHARES OUTSTANDING–100.00%	$870,930,512
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY VALUE FUND STANDARD CLASS ($10,037 / 846 Shares)	$11.874
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY VALUE FUND STANDARD CLASS II ($376,706,678 / 31,723,340 Shares)	$11.875
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY VALUE FUND SERVICE CLASS ($494,213,797 / 41,572,748 Shares)	$11.888
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$680,657,398
Distributable earnings/(accumulated loss)	190,273,114
TOTAL NET ASSETS	$870,930,512

†Non-income producing.

★Includes $24,174 expense reimbursement receivable from Lincoln Financial Investments Corporation, $249,267 payable for securities purchased, $463,018 payable for fund shares redeemed, $5,760 other accrued expenses payable, $573,046 due to manager and affiliates,
$8,516 payable for audit fee and $10,440 payable for fund accounting fee as of June 30, 2024.

LVIP American Century Value Fund-3

LVIP American Century Value Fund
Statement of Net Assets (continued)

The following foreign currency exchange contracts were outstanding at June 30, 2024:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	AUD	(2,200,385)	USD	1,467,782	9/27/24	$—	$(3,409)
BOA	AUD	168,526	USD	(112,695)	9/27/24	—	(18)
BOA	CAD	(4,278,884)	USD	3,140,776	9/27/24	6,444	—
BOA	EUR	(15,325,688)	USD	16,536,034	9/27/24	52,877	—
BOA	EUR	3,093,887	USD	(3,333,632)	9/27/24	—	(6,080)
CITI	EUR	(15,325,688)	USD	16,528,509	9/27/24	45,352	—
GSI	GBP	(11,692,986)	USD	14,848,221	9/27/24	57,480	—
MSC	CHF	(3,075,469)	USD	3,479,226	9/27/24	19,544	—
MSC	EUR	(15,325,688)	USD	16,545,889	9/27/24	62,731	—
UBS	CHF	(3,075,469)	USD	3,481,617	9/27/24	21,935	—
UBS	EUR	(15,325,688)	USD	16,535,958	9/27/24	52,800	—
Total Foreign Currency Exchange Contracts						$319,163	$(9,507)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.

Summary of Abbreviations:
USD–United States Dollar
AUD–Australian Dollar
BOA–Bank of America
CAD–Canadian Dollar
CHF–Swiss Franc
CITI–Citigroup Global Markets
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
MSC–Morgan Stanley & Co.
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Value Fund-4

LVIP American Century Value Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$14,934,503
Income from securities lending, net	1,185
Foreign taxes withheld	(359,253)
14,576,435
EXPENSES:
Management fees	3,141,297
Distribution fees-Service Class	632,771
Shareholder servicing fees	109,916
Accounting and administration expenses	24,701
Trustees’ fees and expenses	14,175
Professional fees	11,641
Reports and statements to shareholders	4,184
Custodian fees	1,275
Pricing fees	765
Other	25,673
3,966,398
Less:
Management fees waived	(408,972)
Expenses reimbursed	(47,536)
Total operating expenses	3,509,890
NET INVESTMENT INCOME	11,066,545
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	38,666,142
Foreign currencies	(17,747)
Foreign currency exchange contracts	3,027,428
Net realized gain	41,675,823
Net change in unrealized appreciation (depreciation) of:
Investments	(27,266,924)
Foreign currencies	(11,659)
Foreign currency exchange contracts	1,323,160
Net change in unrealized appreciation (depreciation)	(25,955,423)
NET REALIZED AND UNREALIZED GAIN	15,720,400
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,786,945
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$11,066,545	$20,407,970
Net realized gain	41,675,823	40,762,330
Net change in unrealized appreciation (depreciation)	(25,955,423)	15,441,245
Net increase in net assets resulting from operations	26,786,945	76,611,545
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class II	(21,464,225)	(38,913,183)
Service Class	(28,225,872)	(53,041,907)
	(49,690,097)	(91,955,090)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,000	—
Standard Class II	7,466,251	20,951,850
Service Class	8,740,628	29,978,308
Reinvestment of dividends and distributions:
Standard Class II	21,057,273	38,234,881
Service Class	28,225,872	53,041,907
	65,500,024	142,206,946
Cost of shares redeemed:
Standard Class II	(29,266,006)	(53,037,712)
Service Class	(47,167,759)	(96,005,707)
	(76,433,765)	(149,043,419)
Decrease in net assets derived from capital share transactions	(10,933,741)	(6,836,473)
NET DECREASE IN NET ASSETS	(33,836,893)	(22,180,018)
NET ASSETS:
Beginning of period	904,767,405	926,947,423
End of period	$870,930,512	$904,767,405
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Value Fund-5

LVIP American Century Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
LVIP American Century Value Fund Standard Class
4/29/24[1] to
6/30/24 (unaudited)
Net asset value, beginning of period	$11.830
Income (loss) from investment operations:
Net investment income[2]	0.054
Net realized and unrealized loss	(0.010)
Total from investment operations	0.044
Net asset value, end of period	$11.874
Total return[3]	0.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10
Ratio of expenses to average net assets	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.64%
Ratio of net investment income to average net assets	2.67%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.64%
Portfolio turnover	11%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Value Fund-6

LVIP American Century Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Value Fund Standard Class II
	Six Months Ended 6/30/24[1,2] (unaudited)	Year Ended
		12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]	12/31/19[1]
Net asset value, beginning of period	$12.190	$12.45	$13.67	$11.17	$11.72	$10.01
Income (loss) from investment operations:
Net investment income[3]	0.155	0.28	0.27	0.23	0.23	0.23
Net realized and unrealized gain (loss)	0.226	0.72	(0.16)	2.50	(0.29)	2.36
Total from investment operations	0.381	1.00	0.11	2.73	(0.06)	2.59
Less dividends and distributions from:
Net investment income	(0.087)	(0.28)	(0.26)	(0.23)	(0.23)	(0.23)
Net realized gain	(0.609)	(0.98)	(1.07)	—	(0.26)	(0.65)
Total dividends and distributions	(0.696)	(1.26)	(1.33)	(0.23)	(0.49)	(0.88)
Net asset value, end of period	$11.875	$12.19	$12.45	$13.67	$11.17	$11.72
Total return[4]	3.07%	9.10%	0.54%	24.51%	0.98%	27.03%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$376,707	$387,290	$387,024	$430,055	$376,355	$432,639
Ratio of expenses to average net assets	0.70%	0.71%	0.74%	0.73%	0.75%	0.77%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.80%	0.84%	0.85%	0.92%	0.98%	0.98%
Ratio of net investment income to average net assets	2.58%	2.37%	2.12%	1.79%	2.34%	2.11%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.48%	2.24%	2.01%	1.60%	2.11%	1.90%
Portfolio turnover	11%	35%	49%	49%	57%	45%

[1]
The Fund adopted the accounting and performance history of the Class I shares of the American Century Investments® VP Value Fund, a former portfolio of American
Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class I shares.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Value Fund-7

LVIP American Century Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Value Fund Service Class
	Six Months Ended 6/30/24[1,2] (unaudited)	Year Ended
		12/31/23[1]	12/31/22[1]	12/31/21[1]	12/31/20[1]	12/31/19[1]
Net asset value, beginning of period	$12.210	$12.46	$13.69	$11.19	$11.74	$10.02
Income (loss) from investment operations:
Net investment income[3]	0.146	0.26	0.25	0.21	0.21	0.21
Net realized and unrealized gain (loss)	0.223	0.74	(0.16)	2.50	(0.29)	2.37
Total from investment operations	0.369	1.00	0.09	2.71	(0.08)	2.58
Less dividends and distributions from:
Net investment income	(0.082)	(0.27)	(0.25)	(0.21)	(0.21)	(0.21)
Net realized gain	(0.609)	(0.98)	(1.07)	—	(0.26)	(0.65)
Total dividends and distributions	(0.691)	(1.25)	(1.32)	(0.21)	(0.47)	(0.86)
Net asset value, end of period	$11.888	$12.21	$12.46	$13.69	$11.19	$11.74
Total return[4]	2.97%	9.02%	0.31%	24.28%	0.83%	26.92%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$494,214	$517,477	$539,924	$543,896	$442,431	$455,327
Ratio of expenses to average net assets	0.85%	0.86%	0.89%	0.88%	0.90%	0.92%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.95%	0.99%	1.00%	1.07%	1.13%	1.13%
Ratio of net investment income to average net assets	2.43%	2.22%	1.97%	1.64%	2.19%	1.96%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.33%	2.09%	1.86%	1.45%	1.96%	1.75%
Portfolio turnover	11%	35%	49%	49%	57%	45%

[1]
The Fund adopted the accounting and performance history of the Class II shares of the American Century Investments® VP Value Fund, a former portfolio of American
Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class II shares.

[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Value Fund-8

LVIP American Century Value Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments® VP Value Fund, a former portfolio of American Century Variable Portfolios, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund commenced on April 29, 2024. Pre-inception information for Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek long-term capital growth.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
LVIP American Century Value Fund-9

LVIP American Century Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2024, the value and cost of foreign currency held by the LVIP American Century Value Fund is $532,980 and $533,315 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2024.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, effective April 29, 2024, LFI receives a management fee at an annual rate of 0.58% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   Prior to April 29, 2024, a single, unified management fee per class was paid by the Predecessor Fund to American Century Investment Management, Inc. (ACIM) (the “Predecessor Advisor”), in the amount of $2,258,042. The fee included all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services. Prior to April, 29, 2024, the Predecessor Advisor agreed to waive 0.14% of the fund's management fee.
Effective April 29, 2024, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses exceed 0.61% of the Fund’s average daily net assets for the Standard Class, 0.71% for the Standard Class II  and 0.86% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2024, no expense reimbursements were subject to recoupment.
LVIP American Century Value Fund-10

LVIP American Century Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the period April 29, 2024 through June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$12,259
Legal	1,865
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares, 0.129% of the Fund's average daily net assets for the Standard Class II shares and 0.029% of the Fund's average daily net assets for the Service Class shares, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,061 for the six months ended June 30, 2024.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$24,174
Management fees payable to LFI	416,281
Distribution fees payable to LFD	101,863
Printing and mailing fees payable to Lincoln Life	3,061
Shareholder servicing fees payable to Lincoln Life	51,841
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2024, the Fund engaged in securities purchases of $155,589.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$161,640,392
Sales	97,858,282
LVIP American Century Value Fund-11

LVIP American Century Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$695,910,675
Aggregate unrealized appreciation of investments and derivatives	$197,855,344
Aggregate unrealized depreciation of investments and derivatives	(24,260,777)
Net unrealized appreciation of investments and derivatives	$173,594,567
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$852,027,973	$—	$—	$852,027,973
Money Market Fund	17,167,613	—	—	17,167,613
Total Investments	$869,195,586	$—	$—	$869,195,586
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$319,163	$—	$319,163
Liabilities:
Foreign Currency Exchange Contracts	$—	$(9,507)	$—	$(9,507)
There were no Level 3 investments at the beginning or end of the period.
LVIP American Century Value Fund-12

LVIP American Century Value Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24*	12/31/23
Shares sold:
Standard Class	846	—
Standard Class II	618,832	1,761,761
Service Class	723,845	2,529,136
Shares reinvested:
Standard Class	—	—
Standard Class II	1,759,170	3,408,512
Service Class	2,354,118	4,726,245
	5,456,811	12,425,654
Shares redeemed:
Standard Class	—	—
Standard Class II	(2,418,221)	(4,500,794)
Service Class	(3,886,914)	(8,194,898)
	(6,305,135)	(12,695,692)
Net decrease	(848,324)	(270,038)

*	Date of commencement of operations of Standard class is April 29, 2024.
5. Securities Lending
Prior to April 29, 2024, the Predecessor Fund was authorized to engage in securities lending. State Street Bank & Trust Co. served as lending agent for the Predecessor Fund. Cash collateral on securities loaned was invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Income from securities lending in the amount of $1,185 is reflected separately on the Statement of Operations.
As of April 29, 2024, the fund no longer participates in securities lending.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2024, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$319,163	Receivables and other assets net of liabilities	$(9,507)
LVIP American Century Value Fund-13

LVIP American Century Value Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$3,027,428	$1,323,160
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$909,609	$55,873,951
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP American Century Value Fund-14

LVIP American Century Value Fund
Notes to Financial Statements (continued)
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Value Fund-15

LVIP American Funds
LVIP American Global Growth Fund
LVIP American Global Small Capitalization Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP American Funds

LVIP American Global Growth Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.05%
International Equity Fund–100.05%
✢American Funds Insurance Series®– Global Growth Fund	9,582,720	$358,297,915
Total Investment Company (Cost $250,116,182)		358,297,915

TOTAL INVESTMENTS–100.05% (Cost $250,116,182)	358,297,915
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(195,326)
NET ASSETS APPLICABLE TO 13,694,110 SHARES OUTSTANDING–100.00%	$358,102,589
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL GROWTH FUND SERVICE CLASS II ($358,102,589 / 13,694,110 Shares)	$26.150
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$219,791,597
Distributable earnings/(accumulated loss)	138,310,992
TOTAL NET ASSETS	$358,102,589

✢Class 1 shares.

★Includes $369,326 payable for fund shares redeemed, $2,486 other accrued expenses payable, $171,252 due to manager and affiliates, $9,480 payable for audit fee and $13,350 payable for fund accounting fee as of June 30, 2024.

The LVIP American Global Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-1

LVIP American Global Small Capitalization Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.08%
Global Equity Fund–100.08%
✢American Funds Insurance Series®– Global Small Capitalization Fund	3,173,454	$56,709,618
Total Investment Company (Cost $56,303,860)		56,709,618

TOTAL INVESTMENTS–100.08% (Cost $56,303,860)	56,709,618
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(47,956)
NET ASSETS APPLICABLE TO 5,549,111 SHARES OUTSTANDING–100.00%	$56,661,662
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL SMALL CAPITALIZATION FUND SERVICE CLASS II ($56,661,662 / 5,549,111 Shares)	$10.211
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$56,624,681
Distributable earnings/(accumulated loss)	36,981
TOTAL NET ASSETS	$56,661,662

✢Class 1 shares.

★Includes $2,582 expense reimbursement receivable from Lincoln Financial Investments Corporation, $36,245 payable for fund shares redeemed, $910 other accrued expenses payable, $27,074 due to manager and affiliates, $9,480 payable for audit fee and $13,292 payable for fund accounting fee as of June 30, 2024.

The LVIP American Global Small Capitalization Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds Insurance Series®(Underlying Fund) (See Note 1 in Notes to Financial Statements).The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-2

LVIP American Growth Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
✢American Funds Insurance Series®– Growth Fund	17,862,641	$2,012,226,480
Total Investment Company (Cost $1,330,888,734)		2,012,226,480

TOTAL INVESTMENTS–100.05% (Cost $1,330,888,734)	2,012,226,480
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(957,793)
NET ASSETS APPLICABLE TO 63,154,910 SHARES OUTSTANDING–100.00%	$2,011,268,687
NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH FUND SERVICE CLASS II ($2,011,268,687 / 63,154,910 Shares)	$31.847
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$1,277,976,159
Distributable earnings/(accumulated loss)	733,292,528
TOTAL NET ASSETS	$2,011,268,687

✢Class 1 shares.

★Includes $1,068,342 payable for fund shares redeemed, $942,068 due to manager and affiliates, $9,480 payable for audit fee and $13,627 payable for fund accounting fee as of June 30, 2024.
The LVIP American Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-3

LVIP American Growth-Income Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
✢American Funds Insurance Series®– Growth-Income Fund	23,661,016	$1,525,898,903
Total Investment Company (Cost $1,097,648,953)		1,525,898,903

TOTAL INVESTMENTS–100.05% (Cost $1,097,648,953)	1,525,898,903
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(736,654)
NET ASSETS APPLICABLE TO 52,194,640 SHARES OUTSTANDING–100.00%	$1,525,162,249
NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH-INCOME FUND SERVICE CLASS II ($1,525,162,249 / 52,194,640 Shares)	$29.221
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$985,439,818
Distributable earnings/(accumulated loss)	539,722,431
TOTAL NET ASSETS	$1,525,162,249

✢Class 1 shares.

★Includes $2,076,080 payable for fund shares redeemed, $719,141 due to manager and affiliates, $9,480 payable for audit fee and $13,557 payable for fund accounting fee as of June 30, 2024.
The LVIP American Growth-Income Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-4

LVIP American International Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.05%
International Equity Fund–100.05%
✢American Funds Insurance Series®– International Fund	14,985,572	$280,829,624
Total Investment Company (Cost $252,902,198)		280,829,624

TOTAL INVESTMENTS–100.05% (Cost $252,902,198)	280,829,624
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(134,602)
NET ASSETS APPLICABLE TO 21,374,344 SHARES OUTSTANDING–100.00%	$280,695,022
NET ASSET VALUE PER SHARE–LVIP AMERICAN INTERNATIONAL FUND SERVICE CLASS II ($280,695,022 / 21,374,344 Shares)	$13.132
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$273,025,624
Distributable earnings/(accumulated loss)	7,669,398
TOTAL NET ASSETS	$280,695,022

✢Class 1 shares.

★Includes $388,901 payable for fund shares redeemed, $919 other accrued expenses payable, $134,158 due to manager and affiliates, $9,480 payable for audit fee and $13,341 payable for fund accounting fee as of June 30, 2024.

The LVIP American International Fund (Fund) invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-5

LVIP American Funds
Statements of Operations
Six Months Ended June 30, 2024 (unaudited)
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
INVESTMENT INCOME:
Dividends from investment companies	$2,064,374	$460,745	$3,862,081	$4,565,131	$693,517
EXPENSES:
Distribution fees-Service Class II	966,366	157,360	5,195,676	3,974,480	800,327
Shareholder servicing fees	50,954	8,297	273,954	209,563	42,199
Accounting and administration expenses	30,478	16,006	105,426	83,856	27,739
Professional fees	16,494	13,746	30,632	26,570	16,004
Trustees’ fees and expenses	5,412	922	28,287	21,837	4,646
Reports and statements to shareholders	4,389	2,061	12,940	10,718	4,126
Consulting fees	1,223	1,128	1,689	1,564	1,208
Custodian fees	755	370	2,648	2,134	692
Other	5,859	2,275	23,878	13,124	4,970
	1,081,930	202,165	5,675,130	4,343,846	901,911
Less:
Expenses reimbursed	—	(16,194)	—	—	—
Total operating expenses	1,081,930	185,971	5,675,130	4,343,846	901,911
NET INVESTMENT INCOME (LOSS)	982,444	274,774	(1,813,049)	221,285	(208,394)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of investment companies	3,067,754	(146,057)	(3,988,035)	2,469,190	(1,393,220)
Distributions from investment companies	10,015,688	1,999,723	45,070,947	66,679,816	—
Net realized gain (loss)	13,083,442	1,853,666	41,082,912	69,149,006	(1,393,220)
Net change in unrealized appreciation (depreciation) of:
Investments	31,319,194	(2,002,568)	238,615,093	119,432,596	21,654,881
NET REALIZED AND UNREALIZED GAIN (LOSS)	44,402,636	(148,902)	279,698,005	188,581,602	20,261,661
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,385,080	$125,872	$277,884,956	$188,802,887	$20,053,267
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-6

LVIP American Funds
Statements of Changes in Net Assets
	LVIP American Global Growth Fund		LVIP American Global Small Capitalization Fund		LVIP American Growth Fund
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$982,444	$1,622,535	$274,774	$(98,618)	$(1,813,049)	$114,151
Net realized gain (loss)	13,083,442	24,053,650	1,853,666	(246,040)	41,082,912	47,523,469
Net change in unrealized appreciation (depreciation)	31,319,194	37,169,744	(2,002,568)	8,929,585	238,615,093	444,506,121
Net increase in net assets resulting from operations	45,385,080	62,845,929	125,872	8,584,927	277,884,956	492,143,741
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Service Class II	—	(32,206,496)	—	(16,234,948)	—	(181,292,678)
Return of capital:
Service Class II	—	—	—	—	—	—
	—	(32,206,496)	—	(16,234,948)	—	(181,292,678)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class II	10,324,889	19,429,630	1,747,851	5,090,798	109,069,976	130,978,378
Reinvestment of dividends and distributions:
Service Class II	—	32,206,496	—	16,234,948	—	181,292,678
Cost of shares redeemed:
Service Class II	(35,021,518)	(41,515,468)	(4,481,941)	(11,812,005)	(136,844,909)	(179,346,068)
Increase (decrease) in net assets derived from capital share transactions	(24,696,629)	10,120,658	(2,734,090)	9,513,741	(27,774,933)	132,924,988
NET INCREASE (DECREASE) IN NET ASSETS	20,688,451	40,760,091	(2,608,218)	1,863,720	250,110,023	443,776,051
NET ASSETS:
Beginning of period	337,414,138	296,654,047	59,269,880	57,406,160	1,761,158,664	1,317,382,613
End of period	$358,102,589	$337,414,138	$56,661,662	$59,269,880	$2,011,268,687	$1,761,158,664
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-7

LVIP American Funds
Statements of Changes in Net Assets (continued)
	LVIP American Growth-Income Fund		LVIP American International Fund
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$221,285	$12,304,572	$(208,394)	$2,600,745
Net realized gain (loss)	69,149,006	61,707,655	(1,393,220)	(5,533,184)
Net change in unrealized appreciation (depreciation)	119,432,596	203,871,184	21,654,881	43,287,901
Net increase in net assets resulting from operations	188,802,887	277,883,411	20,053,267	40,355,462
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Service Class II	—	(106,951,380)	—	(38,069,061)
Return of capital:
Service Class II	—	—	—	(6,486)
	—	(106,951,380)	—	(38,075,547)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class II	75,790,954	99,356,267	13,838,891	21,991,429
Reinvestment of dividends and distributions:
Service Class II	—	106,951,380	—	38,075,547
Cost of shares redeemed:
Service Class II	(92,608,587)	(117,148,049)	(45,005,954)	(39,677,238)
Increase (decrease) in net assets derived from capital share transactions	(16,817,633)	89,159,598	(31,167,063)	20,389,738
NET INCREASE (DECREASE) IN NET ASSETS	171,985,254	260,091,629	(11,113,796)	22,669,653
NET ASSETS:
Beginning of period	1,353,176,995	1,093,085,366	291,808,818	269,139,165
End of period	$1,525,162,249	$1,353,176,995	$280,695,022	$291,808,818
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-8

LVIP American Global Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Growth Fund Service Class II
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$22.989	$20.980	$30.532	$27.014	$21.644	$17.109
Income (loss) from investment operations:
Net investment income (loss)[2]	0.069	0.117	0.063	(0.005)	(0.006)	0.156
Net realized and unrealized gain (loss)	3.092	4.301	(7.837)	4.345	6.342	5.688
Total from investment operations	3.161	4.418	(7.774)	4.340	6.336	5.844
Less dividends and distributions from:
Net investment income	—	(0.111)	(0.129)	—	—	(0.251)
Net realized gain	—	(2.298)	(1.649)	(0.822)	(0.966)	(1.058)
Total dividends and distributions	—	(2.409)	(1.778)	(0.822)	(0.966)	(1.309)
Net asset value, end of period	$26.150	$22.989	$20.980	$30.532	$27.014	$21.644
Total return[3]	13.75%	22.16%	(25.02% )	16.02%	29.99%	34.78%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$358,103	$337,414	$296,654	$455,371	$385,084	$317,207
Ratio of expenses to average net assets[4]	0.62%	0.62%	0.62%	0.61%	0.63%	0.64%
Ratio of net investment income (loss) to average net assets	0.56% [5]	0.52%	0.27%	(0.02% )	(0.03% )	0.78%
Portfolio turnover	4%	11%	18%	9%	10%	7%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-9

LVIP American Global Small Capitalization Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Small Capitalization Fund Service Class II
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$10.184	$12.508	$20.466	$20.741	$17.017	$13.740
Income (loss) from investment operations:
Net investment income (loss)[2]	0.049	(0.021)	(0.098)	(0.143)	(0.073)	(0.041)
Net realized and unrealized gain (loss)	(0.022)	1.588	(6.089)	1.557	4.789	4.247
Total from investment operations	0.027	1.567	(6.187)	1.414	4.716	4.206
Less dividends and distributions from:
Net investment income	—	—	(0.626)	—	—	(0.230)
Net realized gain	—	(3.891)	(1.145)	(1.689)	(0.992)	(0.699)
Total dividends and distributions	—	(3.891)	(1.771)	(1.689)	(0.992)	(0.929)
Net asset value, end of period	$10.211	$10.184	$12.508	$20.466	$20.741	$17.017
Total return[3]	0.27%	15.72%	(29.85% )	6.29%	29.23%	31.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$56,662	$59,270	$57,406	$82,861	$84,849	$76,181
Ratio of expenses to average net assets[4]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.71%	0.71%	0.71%	0.67%	0.73%	0.73%
Ratio of net investment income (loss) to average net assets	0.96% [5]	(0.17% )	(0.65% )	(0.65% )	(0.44% )	(0.26% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.90% [5]	(0.23% )	(0.71% )	(0.67% )	(0.52% )	(0.34% )
Portfolio turnover	6%	5%	12%	9%	13%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects expenses waived/reimbursed by the manager. Performance would have been lower had the expense reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-10

LVIP American Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth Fund Service Class II
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$27.479	$22.546	$38.600	$32.636	$23.030	$19.311
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.029)	0.002	— [3]	(0.043)	(0.016)	0.092
Net realized and unrealized gain (loss)	4.397	8.163	(11.593)	7.055	11.488	5.586
Total from investment operations	4.368	8.165	(11.593)	7.012	11.472	5.678
Less dividends and distributions from:
Net investment income	—	(0.002)	(0.405)	(0.194)	—	(0.379)
Net realized gain	—	(3.230)	(4.056)	(0.854)	(1.866)	(1.580)
Total dividends and distributions	—	(3.232)	(4.461)	(1.048)	(1.866)	(1.959)
Net asset value, end of period	$31.847	$27.479	$22.546	$38.600	$32.636	$23.030
Total return[4]	15.90%	37.99%	(30.19% )	21.58%	51.55%	30.30%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,011,269	$1,761,159	$1,317,383	$1,764,769	$1,403,276	$999,023
Ratio of expenses to average net assets[5]	0.60%	0.60%	0.60%	0.60%	0.63%	0.63%
Ratio of net investment income (loss) to average net assets	(0.19% )[6]	0.01%	— [7]	(0.12% )	(0.06% )	0.42%
Portfolio turnover	4%	8%	5%	6%	9%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount rounds to less than $0.001 per share.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
[7]	Amount rounds to less than 0.001%.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-11

LVIP American Growth-Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth-Income Fund Service Class II
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$25.636	$22.301	$27.805	$23.052	$22.114	$18.858
Income (loss) from investment operations:
Net investment income[2]	0.004	0.248	0.224	0.202	0.224	0.305
Net realized and unrealized gain (loss)	3.581	5.284	(4.916)	5.239	2.495	4.471
Total from investment operations	3.585	5.532	(4.692)	5.441	2.719	4.776
Less dividends and distributions from:
Net investment income	—	(0.236)	(0.574)	(0.199)	(0.289)	(0.537)
Net realized gain	—	(1.961)	(0.238)	(0.489)	(1.492)	(0.983)
Total dividends and distributions	—	(2.197)	(0.812)	(0.688)	(1.781)	(1.520)
Net asset value, end of period	$29.221	$25.636	$22.301	$27.805	$23.052	$22.114
Total return[3]	13.98%	25.72%	(16.80% )	23.69%	13.14%	25.70%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,525,162	$1,353,177	$1,093,085	$1,330,283	$1,063,359	$876,618
Ratio of expenses to average net assets[4]	0.60%	0.60%	0.60%	0.60%	0.61%	0.61%
Ratio of net investment income to average net assets	0.03% [5]	1.03%	0.94%	0.78%	1.05%	1.44%
Portfolio turnover	4%	6%	7%	6%	5%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-12

LVIP American International Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American International Fund Service Class II
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$12.271	$12.337	$16.103	$16.769	$15.125	$12.886
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.009)	0.120	0.197	0.362	0.040	0.160
Net realized and unrealized gain (loss)	0.870	1.647	(3.598)	(0.672)	1.947	2.697
Total from investment operations	0.861	1.767	(3.401)	(0.310)	1.987	2.857
Less dividends and distributions from:
Net investment income	—	(0.110)	(0.315)	(0.355)	(0.037)	(0.190)
Net realized gain	—	(1.723)	(0.050)	(0.001)	(0.306)	(0.428)
Total dividends and distributions	—	(1.833)	(0.365)	(0.356)	(0.343)	(0.618)
Net asset value, end of period	$13.132	$12.271	$12.337	$16.103	$16.769	$15.125
Total return[3]	7.02%	15.41%	(21.07% )	(1.84% )	13.57%	22.44%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$280,695	$291,809	$269,139	$296,356	$294,834	$266,077
Ratio of expenses to average net assets[4]	0.62%	0.62%	0.62%	0.62%	0.64%	0.64%
Ratio of net investment income (loss) to average net assets	(0.14% )[5]	0.94%	1.49%	2.11%	0.29%	1.11%
Portfolio turnover	1%	5%	7%	7%	8%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-13

LVIP American Funds
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund operate under a fund of funds structure and invest substantially all of their assets in Class 1 shares of the Global Growth Fund, Global Small Capitalization Fund, Growth Fund, Growth-Income Fund and International Fund, respectively, each a series of the American Funds Insurance Series® (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP American Global Growth Fund, LVIP American Global Small Capitalization Fund and LVIP American International Fund is long-term growth of capital.
The investment objective of the LVIP American Growth Fund is growth of capital.
The investment objective of the LVIP American Growth-Income Fund is long-term growth of capital and income.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2024, the Funds did not incur any interest or tax penalties.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP American Funds-14

LVIP American Funds
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund. To the extent that a Fund invests all of its investable assets (i.e., securities and cash) in another registered investment company, the Trust will not pay the adviser any advisory fees.
To the extent a Fund does not invest investable assets in another registered investment company, the advisory fee rates payable by the Service Class II of each Fund to LFI are set forth in the following table:
Fund	Annual Fee Rate Based on Average Daily Net Asset Value
LVIP American Global Growth Fund	0.80%
LVIP American Global Small Capitalization Fund	1.00%
LVIP American Growth Fund	0.75%
LVIP American Growth-Income Fund	0.75%
LVIP American International Fund	0.85%
The fee is calculated daily and paid monthly. This fee is in addition to the management fees indirectly paid to the investment advisers of the Underlying Funds. For the six months ended June 30, 2024, no advisory fees were charged to the Funds.
LFI has contractually agreed to reimburse the LVIP American Global Small Capitalization Fund to the extent that the Fund’s annual operating expenses (excluding Distribution fees and Underlying Funds' fees and expenses) exceed 0.10% of the average daily net assets. The reimbursement is accrued daily and received monthly.This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
		Expiration Date
	2024	2025	2026	Total
LVIP American Global Small Capitalization Fund	$17,875	$35,787	$35,328	$88,990
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Administrative	$14,784	$2,451	$78,730	$60,298	$12,441
Legal	2,249	373	11,979	9,175	1,893
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
LVIP American Funds-15

LVIP American Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2024, these fees were as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Printing and mailing	$1,737	$613	$4,519	$3,846	$1,645
The Funds currently offer one class of shares: Service Class II. The Service Class II shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class II shares an annual 12b-1 Fee at a rate not to exceed 0.75% of average daily net assets of the Service Class II shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.55% of the average daily net assets of the Service Class II shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2024, each Fund had receivables due from and liabilities payable to affiliates as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Expense reimbursement receivable due from LFI	$—	$2,582	$—	$—	$—
Distribution fees payable to LFD	162,675	25,679	894,883	683,122	127,439
Printing and mailing fees payable to Lincoln Life	—	41	—	—	—
Shareholder servicing fees payable to Lincoln Life	8,577	1,354	47,185	36,019	6,719
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Purchases	$14,083,582	$3,278,846	$91,365,869	$103,444,405	$3,839,155
Sales	27,775,601	3,740,814	75,792,668	53,298,148	35,246,585
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Cost of investments	$250,116,182	$56,303,860	$1,330,888,734	$1,097,648,953	$252,902,198
Aggregate unrealized appreciation of investments	$108,181,733	$405,758	$681,337,746	$428,249,950	$27,927,426
Aggregate unrealized depreciation of investments	—	—	—	—	—
Net unrealized appreciation of investments	$108,181,733	$405,758	$681,337,746	$428,249,950	$27,927,426
LVIP American Funds-16

LVIP American Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statements of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2024:
Level 1	LVIP American Global Growth Fund	LVIP American Global Small Capitalization Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Investments:
Assets:
Investment Companies	$358,297,915	$56,709,618	$2,012,226,480	$1,525,898,903	$280,829,624
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP American Global Growth Fund		LVIP American Global Small Capitalization Fund		LVIP American Growth Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/24	12/31/23	6/30/24	12/31/23	6/30/24	12/31/23
Shares sold:
Service Class II	416,767	853,735	171,408	437,956	3,644,092	5,120,826
Shares reinvested:
Service Class II	—	1,524,383	—	1,757,790	—	7,415,444
	416,767	2,378,118	171,408	2,195,746	3,644,092	12,536,270
Shares redeemed:
Service Class II	(1,399,965)	(1,840,988)	(442,201)	(965,339)	(4,579,982)	(6,877,398)
Net increase (decrease)	(983,198)	537,130	(270,793)	1,230,407	(935,890)	5,658,872

LVIP American Funds-17

LVIP American Funds
Notes to Financial Statements (continued)
 4. Capital Shares (continued)
	LVIP American Growth-Income Fund		LVIP American International Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/24	12/31/23	6/30/24	12/31/23
Shares sold:
Service Class II	2,749,647	4,104,302	1,082,262	1,713,783
Shares reinvested:
Service Class II	—	4,518,674	—	3,299,582
	2,749,647	8,622,976	1,082,262	5,013,365
Shares redeemed:
Service Class II	(3,338,380)	(4,853,625)	(3,489,116)	(3,047,639)
Net increase (decrease)	(588,733)	3,769,351	(2,406,854)	1,965,726
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Funds had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
7. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP American Funds-18

LVIP American Global Allocation Managed Risk Funds
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP American Global Allocation Managed Risk Funds

LVIP American Global Balanced Allocation Managed Risk Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.93%
Asset Allocation Fund–12.52%
✧American Funds®– Capital Income Builder	2,225,300	$151,765,492
		151,765,492
Equity Funds–32.57%
✧American Funds®-
American Mutual Fund	2,354,677	128,165,069
Growth Fund of America	1,834,624	135,652,112
Investment Company of America	2,290,644	130,910,272
		394,727,453
Fixed Income Funds–44.30%
✧American Funds®-
Bond Fund of America	38,415,557	429,101,771
High-Income Trust	2,709,681	25,904,552
Inflation Linked Bond Fund	4,797,663	44,186,482
Intermediate Bond Fund of America	3,052,776	37,671,252
		536,864,057
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–3.43%
✧American Funds®– Smallcap World Fund	599,665	$41,508,801
		41,508,801
International Equity Funds–4.71%
✧American Funds®-
EuroPacific Growth Fund	712,077	40,773,549
New World Fund	202,491	16,235,715
		57,009,264
Money Market Fund–2.40%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	29,022,861	29,022,861
		29,022,861
Total Investment Companies (Cost $1,142,020,688)		1,210,897,928

TOTAL INVESTMENTS–99.93% (Cost $1,142,020,688)	1,210,897,928
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	902,619
NET ASSETS APPLICABLE TO 116,624,200 SHARES OUTSTANDING–100.00%	$1,211,800,547
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL BALANCED ALLOCATION MANAGED RISK FUND STANDARD CLASS ($7,780,545 / 747,058 Shares)	$10.415
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL BALANCED ALLOCATION MANAGED RISK FUND SERVICE CLASS ($1,204,020,002 / 115,877,142 Shares)	$10.390
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$1,161,012,805
Distributable earnings/(accumulated loss)	50,787,742
TOTAL NET ASSETS	$1,211,800,547

✧Class R-6 shares.

★Includes $1,645,728 cash collateral held at broker for futures contracts, $1,939,583 payable for securities purchased, $660,166 payable for fund shares redeemed, $6,048 other accrued expenses payable, $628,828 due to manager and affiliates, $79,386 variation margin due to broker on futures contracts, $13,874 payable for audit fee and $22,538 payable for fund accounting fee as of June 30, 2024.

LVIP American Global Allocation Managed Risk Funds-1

LVIP American Global Balanced Allocation Managed Risk Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
6	Australian Dollar	$400,980	$400,475	9/16/24	$505	$—
13	British Pound	1,027,731	1,037,288	9/16/24	—	(9,557)
20	Euro	2,688,000	2,702,966	9/16/24	—	(14,966)
15	Japanese Yen	1,179,844	1,212,762	9/16/24	—	(32,918)
1	Swedish Krona	189,360	192,571	9/16/24	—	(3,211)
					505	(60,652)
Equity Contracts:
20	E-mini MSCI Emerging Markets Index	1,088,200	1,079,370	9/20/24	8,830	—
8	E-mini Russell 2000 Index	826,000	811,924	9/20/24	14,076	—
76	E-mini S&P 500 Index	20,981,700	20,912,872	9/20/24	68,828	—
11	E-mini S&P MidCap 400 Index	3,253,910	3,222,603	9/20/24	31,307	—
55	Euro STOXX 50 Index	2,901,526	2,906,568	9/20/24	—	(5,042)
10	FTSE 100 Index	1,038,078	1,038,021	9/20/24	57	—
7	OMXS 30 Index	170,261	169,826	7/19/24	435	—
4	SPI 200 Index	518,470	516,671	9/19/24	1,799	—
8	TOPIX Index	1,397,477	1,386,794	9/12/24	10,683	—
					136,015	(5,042)
Total Futures Contracts					$136,520	$(65,694)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-2

LVIP American Global Growth Allocation Managed Risk Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.89%
Asset Allocation Fund–7.67%
✧American Funds®– Capital Income Builder	2,724,341	$185,800,056
		185,800,056
Equity Funds–44.08%
✧American Funds®-
American Mutual Fund	5,965,153	324,683,266
Growth Fund of America	4,873,086	360,315,940
Investment Company of America	6,701,651	382,999,366
		1,067,998,572
Fixed Income Funds–25.82%
✧American Funds®-
Bond Fund of America	42,234,297	471,757,096
High-Income Trust	4,900,090	46,844,863
Inflation Linked Bond Fund	7,813,906	71,966,073
Intermediate Bond Fund of America	2,846,840	35,130,012
		625,698,044
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–5.68%
✧American Funds®– Smallcap World Fund	1,988,283	$137,628,964
		137,628,964
International Equity Funds–13.77%
✧American Funds®-
EuroPacific Growth Fund	4,122,157	236,034,696
New World Fund	1,217,150	97,591,083
		333,625,779
Money Market Fund–2.87%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	69,407,441	69,407,441
		69,407,441
Total Investment Companies (Cost $2,228,831,975)		2,420,158,856

TOTAL INVESTMENTS–99.89% (Cost $2,228,831,975)	2,420,158,856
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	2,736,120
NET ASSETS APPLICABLE TO 230,695,284 SHARES OUTSTANDING–100.00%	$2,422,894,976
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL GROWTH ALLOCATION MANAGED RISK FUND STANDARD CLASS ($1,064,188 / 101,038 Shares)	$10.533
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL GROWTH ALLOCATION MANAGED RISK FUND SERVICE CLASS ($2,421,830,788 / 230,594,246 Shares)	$10.503
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$2,279,751,892
Distributable earnings/(accumulated loss)	143,143,084
TOTAL NET ASSETS	$2,422,894,976

✧Class R-6 shares.

★Includes $4,005,440 cash collateral held at broker for futures contracts, $2,212,531 payable for securities purchased, $1,003,936 payable for fund shares redeemed, $32,614 other accrued expenses payable, $1,254,246 due to manager and affiliates, $158,777 variation margin due to broker on futures contracts, $13,874 payable for audit fee and $22,799 payable for fund accounting fee as of June 30, 2024.

LVIP American Global Allocation Managed Risk Funds-3

LVIP American Global Growth Allocation Managed Risk Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
15	Australian Dollar	$1,002,450	$1,001,262	9/16/24	$1,188	$—
33	British Pound	2,608,856	2,633,117	9/16/24	—	(24,261)
50	Euro	6,720,000	6,757,415	9/16/24	—	(37,415)
37	Japanese Yen	2,910,281	2,991,433	9/16/24	—	(81,152)
2	Swedish Krona	378,720	385,142	9/16/24	—	(6,422)
					1,188	(149,250)
Equity Contracts:
103	E-mini MSCI Emerging Markets Index	5,604,230	5,558,882	9/20/24	45,348	—
20	E-mini Russell 2000 Index	2,065,000	2,029,802	9/20/24	35,198	—
175	E-mini S&P 500 Index	48,313,125	48,154,736	9/20/24	158,389	—
25	E-mini S&P MidCap 400 Index	7,395,250	7,324,154	9/20/24	71,096	—
147	Euro STOXX 50 Index	7,754,988	7,768,464	9/20/24	—	(13,476)
26	FTSE 100 Index	2,699,004	2,698,856	9/20/24	148	—
19	OMXS 30 Index	462,138	460,958	7/19/24	1,180	—
9	SPI 200 Index	1,166,558	1,162,511	9/19/24	4,047	—
19	TOPIX Index	3,319,007	3,293,634	9/12/24	25,373	—
					340,779	(13,476)
Total Futures Contracts					$341,967	$(162,726)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-4

LVIP American Global Allocation Managed Risk Funds
Statements of Operations
Six Months Ended June 30, 2024 (unaudited)
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends	$16,825,814	$24,758,918
EXPENSES:
Distribution fees-Service Class	2,124,980	4,273,069
Management fees	1,526,891	3,053,478
Shareholder servicing fees	177,119	354,204
Accounting and administration expenses	83,840	145,114
Professional fees	29,204	40,728
Trustees’ fees and expenses	19,970	39,573
Reports and statements to shareholders	8,789	17,739
Custodian fees	5,658	7,675
Consulting fees	2,419	2,841
Pricing fees	411	411
Other	22,110	45,637
Total operating expenses	4,001,391	7,980,469
NET INVESTMENT INCOME	12,824,423	16,778,449
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(5,686,434)	(3,900,693)
Distributions from investment companies	1,329,497	6,178,320
Foreign currencies	(5,668)	(12,363)
Futures contracts	3,786,491	8,622,811
Net realized gain (loss)	(576,114)	10,888,075
Net change in unrealized appreciation (depreciation) of:
Investments	45,156,873	134,927,527
Foreign currencies	(16,188)	(43,018)
Futures contracts	(1,052,917)	(2,409,863)
Net change in unrealized appreciation (depreciation)	44,087,768	132,474,646
NET REALIZED AND UNREALIZED GAIN	43,511,654	143,362,721
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$56,336,077	$160,141,170
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-5

LVIP American Global Allocation Managed Risk Funds
Statements of Changes in Net Assets
	LVIP American Global Balanced Allocation Managed Risk Fund		LVIP American Global Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$12,824,423	$29,095,805	$16,778,449	$46,702,777
Net realized gain (loss)	(576,114)	(18,039,504)	10,888,075	(48,064,193)
Net change in unrealized appreciation (depreciation)	44,087,768	123,579,560	132,474,646	313,342,096
Net increase in net assets resulting from operations	56,336,077	134,635,861	160,141,170	311,980,680
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(866,070)	—	(201,206)
Service Class	—	(157,966,092)	—	(503,876,919)
Return of capital:
Standard Class	—	(3,686)	—	(2,199)
Service Class	—	(716,041)	—	(5,764,234)
	—	(159,551,889)	—	(509,844,558)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,282,817	1,203,564	3,420	13,458
Service Class	7,559,539	18,754,506	13,767,557	19,406,447
Reinvestment of dividends and distributions:
Standard Class	—	869,756	—	203,405
Service Class	—	158,682,133	—	509,641,153
	8,842,356	179,509,959	13,770,977	529,264,463
Cost of shares redeemed:
Standard Class	(819,491)	(718,342)	(18,746)	(28,775)
Service Class	(101,909,783)	(185,137,087)	(232,033,157)	(346,672,502)
	(102,729,274)	(185,855,429)	(232,051,903)	(346,701,277)
Increase (decrease) in net assets derived from capital share transactions	(93,886,918)	(6,345,470)	(218,280,926)	182,563,186
NET DECREASE IN NET ASSETS	(37,550,841)	(31,261,498)	(58,139,756)	(15,300,692)
NET ASSETS:
Beginning of period	1,249,351,388	1,280,612,886	2,481,034,732	2,496,335,424
End of period	$1,211,800,547	$1,249,351,388	$2,422,894,976	$2,481,034,732
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-6

LVIP American Global Balanced Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$9.929	$10.210	$13.150	$12.362	$11.761	$11.010
Income (loss) from investment operations:
Net investment income[2]	0.123	0.275	0.240	0.183	0.200	0.247
Net realized and unrealized gain (loss)	0.363	0.850	(2.289)	0.973	0.959	1.522
Total from investment operations	0.486	1.125	(2.049)	1.156	1.159	1.769
Less dividends and distributions from:
Net investment income	—	(0.275)	(0.248)	(0.368)	(0.225)	(0.295)
Net realized gain	—	(1.125)	(0.643)	—	(0.333)	(0.723)
Total dividends and distributions	—	(1.406)	(0.891)	(0.368)	(0.558)	(1.018)
Net asset value, end of period	$10.415	$9.929	$10.210	$13.150	$12.362	$11.761
Total return[3]	4.89%	11.80%	(15.53% )	9.36%	10.10%	16.35%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,781	$6,972	$5,759	$3,623	$1,272	$450
Ratio of expenses to average net assets[4]	0.31%	0.31%	0.31%	0.29%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.31%	0.31%	0.30%	0.31%	0.30%
Ratio of net investment income to average net assets	2.44% [5]	2.66%	2.10%	1.40%	1.70%	2.10%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.44% [5]	2.66%	2.10%	1.39%	1.69%	2.10%
Portfolio turnover	8%	19%	88%	12%	19%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-7

LVIP American Global Balanced Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$9.923	$10.208	$13.143	$12.355	$11.758	$11.009
Income (loss) from investment operations:
Net investment income[2]	0.106	0.239	0.202	0.136	0.158	0.206
Net realized and unrealized gain (loss)	0.361	0.846	(2.287)	0.972	0.955	1.519
Total from investment operations	0.467	1.085	(2.085)	1.108	1.113	1.725
Less dividends and distributions from:
Net investment income	—	(0.239)	(0.207)	(0.320)	(0.183)	(0.253)
Net realized gain	—	(1.125)	(0.643)	—	(0.333)	(0.723)
Total dividends and distributions	—	(1.370)	(0.850)	(0.320)	(0.516)	(0.976)
Net asset value, end of period	$10.390	$9.923	$10.208	$13.143	$12.355	$11.758
Total return[3]	4.71%	11.41%	(15.82% )	8.97%	9.70%	15.95%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,204,020	$1,242,380	$1,274,854	$1,701,925	$1,741,094	$1,770,529
Ratio of expenses to average net assets[4]	0.66%	0.66%	0.66%	0.64%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.66%	0.66%	0.66%	0.65%	0.66%	0.65%
Ratio of net investment income to average net assets	2.09% [5]	2.31%	1.75%	1.05%	1.35%	1.75%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.09% [5]	2.31%	1.75%	1.04%	1.34%	1.75%
Portfolio turnover	8%	19%	88%	12%	19%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-8

LVIP American Global Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$9.851	$10.948	$14.421	$13.250	$12.374	$11.692
Income (loss) from investment operations:
Net investment income[2]	0.087	0.243	0.198	0.177	0.154	0.214
Net realized and unrealized gain (loss)	0.595	1.110	(2.821)	1.303	1.168	1.756
Total from investment operations	0.682	1.353	(2.623)	1.480	1.322	1.970
Less dividends and distributions from:
Net investment income	—	(0.236)	(0.186)	(0.309)	(0.189)	(0.249)
Net realized gain	—	(2.189)	(0.664)	—	(0.257)	(1.039)
Total dividends and distributions	—	(2.450)	(0.850)	(0.309)	(0.446)	(1.288)
Net asset value, end of period	$10.533	$9.851	$10.948	$14.421	$13.250	$12.374
Total return[3]	6.92%	13.97%	(18.13% )	11.17%	10.89%	17.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,064	$1,010	$901	$1,120	$1,033	$979
Ratio of expenses to average net assets[4]	0.30%	0.30%	0.30%	0.29%	0.30%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	1.73% [5]	2.26%	1.62%	1.25%	1.25%	1.73%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.73% [5]	2.26%	1.62%	1.24%	1.25%	1.73%
Portfolio turnover	8%	17%	89%	13%	22%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-9

LVIP American Global Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$9.840	$10.944	$14.413	$13.242	$12.369	$11.691
Income (loss) from investment operations:
Net investment income[2]	0.069	0.205	0.155	0.127	0.111	0.171
Net realized and unrealized gain (loss)	0.594	1.106	(2.818)	1.300	1.163	1.752
Total from investment operations	0.663	1.311	(2.663)	1.427	1.274	1.923
Less dividends and distributions from:
Net investment income	—	(0.201)	(0.142)	(0.256)	(0.144)	(0.206)
Net realized gain	—	(2.189)	(0.664)	—	(0.257)	(1.039)
Total dividends and distributions	—	(2.415)	(0.806)	(0.256)	(0.401)	(1.245)
Net asset value, end of period	$10.503	$9.840	$10.944	$14.413	$13.242	$12.369
Total return[3]	6.74%	13.57%	(18.42% )	10.78%	10.51%	16.96%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,421,831	$2,480,024	$2,495,434	$3,417,726	$3,462,302	$3,506,751
Ratio of expenses to average net assets[4]	0.65%	0.65%	0.65%	0.64%	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	1.38% [5]	1.91%	1.27%	0.90%	0.90%	1.38%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.38% [5]	1.91%	1.27%	0.89%	0.90%	1.38%
Portfolio turnover	8%	17%	89%	13%	22%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-10

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Global Balanced Allocation Managed Risk Fund and LVIP American Global Growth Allocation Managed Risk Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in the series of American Funds® family of funds (collectively, the “Underlying Funds”). The Underlying Funds, which are advised by an unaffiliated adviser, invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP American Global Balanced Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital.
The investment objective of the LVIP American Global Growth Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2024, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP American Global Allocation Managed Risk Funds-11

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' managed risk strategy. For these services, LFI, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Administrative	$52,314	$104,455
Legal	7,960	15,894
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2024, these fees were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Printing and mailing	$1,810	$5,201
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
LVIP American Global Allocation Managed Risk Funds-12

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2024, each Fund had liabilities payable to affiliates as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Management fees payable to LFI	$249,594	$498,629
Distribution fees payable to LFD	347,208	697,776
Printing and mailing fees payable to Lincoln Life	3,073	—
Shareholder servicing fees payable to Lincoln Life	28,953	57,841
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Purchases	$96,050,563	$200,435,351
Sales	165,655,309	386,172,061
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Cost of investments and derivatives	$1,142,020,688	$2,228,831,975
Aggregate unrealized appreciation of investments and derivatives	$118,830,152	$252,504,591
Aggregate unrealized depreciation of investments and derivatives	(49,882,087)	(60,998,469)
Net unrealized appreciation of investments and derivatives	$68,948,065	$191,506,122
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statements of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP American Global Allocation Managed Risk Funds-13

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2024:
Level 1	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Investments:
Assets:
Investment Companies	$1,210,897,928	$2,420,158,856
Derivatives:
Assets:
Futures Contracts	$136,520	$341,967
Derivatives:
Liabilities:
Futures Contracts	$(65,694)	$(162,726)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund		LVIP American Global Growth Allocation Managed Risk Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/24	12/31/23	6/30/24	12/31/23
Shares sold:
Standard Class	126,393	116,415	332	1,278
Service Class	748,195	1,789,455	1,351,407	1,788,119
Shares reinvested:
Standard Class	—	90,448	—	21,620
Service Class	—	16,568,041	—	54,401,213
	874,588	18,564,359	1,351,739	56,212,230
Shares redeemed:
Standard Class	(81,464)	(68,733)	(1,858)	(2,661)
Service Class	(10,067,857)	(18,053,592)	(22,795,245)	(32,165,717)
	(10,149,321)	(18,122,325)	(22,797,103)	(32,168,378)
Net increase (decrease)	(9,274,733)	442,034	(21,445,364)	24,043,852
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Funds had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP American Global Allocation Managed Risk Funds-14

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, each Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2024 were as follows:
LVIP American Global Balanced Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$136,015	Receivables and other assets net of liabilities	$(5,042)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	505	Receivables and other assets net of liabilities	(60,652)
Total		$136,520		$(65,694)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$3,920,297	$(845,123)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(133,806)	(207,794)
Total		$3,786,491	$(1,052,917)
Fair values of derivative instruments as of June 30, 2024 were as follows:
LVIP American Global Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$340,779	Receivables and other assets net of liabilities	$(13,476)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	1,188	Receivables and other assets net of liabilities	(149,250)
Total		$341,967		$(162,726)
LVIP American Global Allocation Managed Risk Funds-15

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$8,945,990	$(1,903,255)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(323,179)	(506,608)
Total		$8,622,811	$(2,409,863)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the six months ended June 30, 2024.
Long Derivative Volume
Futures Contracts (Average Notional Value)
LVIP American Global Balanced Allocation Managed Risk Fund	$37,981,419
LVIP American Global Growth Allocation Managed Risk Fund	90,966,822
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
8. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP American Global Allocation Managed Risk Funds-16

LVIP American Preservation Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP American Preservation Fund

LVIP American Preservation Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–3.01%
INVESTMENT COMPANY–3.01%
Fixed Income Fund–3.01%
✧American Funds®– Corporate Bond	2,004,845	$18,685,153
Total Affiliated Investment (Cost $18,681,585)		18,685,153

UNAFFILIATED INVESTMENTS–97.06%
INVESTMENT COMPANIES–97.06%
Fixed Income Funds–94.06%
✧American Funds®-
Bond Fund of America	5,580,231	62,331,175
Intermediate Bond Fund of America	7,557,966	93,265,300
Mortgage Fund	7,199,094	62,272,164
Short Term Bond Fund of America	34,856,981	329,398,468
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧American Funds®- (continued)
U.S. Government Securities Fund	3,170,726	$37,351,155
		584,618,262
Money Market Fund–3.00%
✧American Funds®– U.S. Government Money Market Fund - (seven-day effective yield 5.03%)	18,643,510	18,643,510
		18,643,510
Total Unaffiliated Investments (Cost $635,048,030)		603,261,772

TOTAL INVESTMENTS–100.07% (Cost $653,729,615)	621,946,925
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(448,418)
NET ASSETS APPLICABLE TO 67,653,559 SHARES OUTSTANDING–100.00%	$621,498,507
NET ASSET VALUE PER SHARE–LVIP AMERICAN PRESERVATION FUND STANDARD CLASS ($305,518 / 33,206 Shares)	$9.201
NET ASSET VALUE PER SHARE–LVIP AMERICAN PRESERVATION FUND SERVICE CLASS ($621,192,989 / 67,620,353 Shares)	$9.186
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$679,535,665
Distributable earnings/(accumulated loss)	(58,037,158)
TOTAL NET ASSETS	$621,498,507

✧Class R-6 shares.

★Includes $2,337,195 payable for securities purchased, $382,090 payable for fund shares redeemed, $8,328 other accrued expenses payable,
$286,928 due to manager and affiliates, $11,306 payable for audit fee and $16,194 payable for fund accounting fee as of June 30, 2024.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund-1

LVIP American Preservation Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$13,709,515
EXPENSES:
Distribution fees-Service Class	1,093,478
Management fees	781,433
Shareholder servicing fees	90,646
Accounting and administration expenses	47,382
Professional fees	20,966
Trustees’ fees and expenses	10,305
Reports and statements to shareholders	6,208
Custodian fees	2,231
Consulting fees	1,337
Other	6,259
2,060,245
Less:
Management fees waived	(218,801)
Total operating expenses	1,841,444
NET INVESTMENT INCOME	11,868,071
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Sale of affiliated investments	(2,116)
Sale of unaffiliated investments	(16,961,309)
Net realized loss	(16,963,425)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	3,568
Unaffiliated investments	7,397,858
Net change in unrealized appreciation (depreciation)	7,401,426
NET REALIZED AND UNREALIZED LOSS	(9,561,999)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,306,072
See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$11,868,071	$19,985,885
Net realized loss	(16,963,425)	(10,211,780)
Net change in unrealized appreciation (depreciation)	7,401,426	13,707,803
Net increase in net assets resulting from operations	2,306,072	23,481,908
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(10,417)
Service Class	—	(19,975,468)
Return of capital:
Standard Class	—	(69)
Service Class	—	(146,202)
	—	(20,132,156)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	8,786	12,939
Service Class	53,436,317	83,529,860
Reinvestment of dividends and distributions:
Standard Class	—	10,486
Service Class	—	20,121,670
	53,445,103	103,674,955
Cost of shares redeemed:
Standard Class	(5,621)	(29,661)
Service Class	(73,795,052)	(145,990,931)
	(73,800,673)	(146,020,592)
Decrease in net assets derived from capital share transactions	(20,355,570)	(42,345,637)
NET DECREASE IN NET ASSETS	(18,049,498)	(38,995,885)
NET ASSETS:
Beginning of period	639,548,005	678,543,890
End of period	$621,498,507	$639,548,005
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund-2

LVIP American Preservation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Preservation Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$9.150	$9.107	$10.001	$10.316	$9.904	$9.699
Income (loss) from investment operations:
Net investment income[2]	0.188	0.315	0.198	0.091	0.158	0.215
Net realized and unrealized gain (loss)	(0.137)	0.059	(0.863)	(0.144)	0.418	0.213
Total from investment operations	0.051	0.374	(0.665)	(0.053)	0.576	0.428
Less dividends and distributions from:
Net investment income	—	(0.329)	(0.204)	(0.262)	(0.164)	(0.223)
Net realized gain	—	—	(0.023)	—	—	—
Return of capital	—	(0.002)	(0.002)	—	—	—
Total dividends and distributions	—	(0.331)	(0.229)	(0.262)	(0.164)	(0.223)
Net asset value, end of period	$9.201	$9.150	$9.107	$10.001	$10.316	$9.904
Total return[3]	0.56%	4.10%	(6.65% )	(0.52% )	5.82%	4.41%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$306	$301	$305	$352	$672	$222
Ratio of expenses to average net assets[4]	0.24%	0.24%	0.24%	0.20%	0.21%	0.21%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.31%	0.31%	0.30%	0.31%	0.31%
Ratio of net investment income to average net assets	4.15% [5]	3.42%	2.08%	0.89%	1.53%	2.16%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.08% [5]	3.35%	2.01%	0.79%	1.43%	2.06%
Portfolio turnover	26%	10%	45%	15%	13%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund-3

LVIP American Preservation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Preservation Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$9.152	$9.108	$10.000	$10.314	$9.906	$9.700
Income (loss) from investment operations:
Net investment income[2]	0.172	0.282	0.164	0.055	0.121	0.180
Net realized and unrealized gain (loss)	(0.138)	0.059	(0.862)	(0.143)	0.417	0.214
Total from investment operations	0.034	0.341	(0.698)	(0.088)	0.538	0.394
Less dividends and distributions from:
Net investment income	—	(0.295)	(0.169)	(0.226)	(0.130)	(0.188)
Net realized gain	—	—	(0.023)	—	—	—
Return of capital	—	(0.002)	(0.002)	—	—	—
Total dividends and distributions	—	(0.297)	(0.194)	(0.226)	(0.130)	(0.188)
Net asset value, end of period	$9.186	$9.152	$9.108	$10.000	$10.314	$9.906
Total return[3]	0.37%	3.74%	(6.97% )	(0.86% )	5.44%	4.06%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$621,193	$639,247	$678,238	$779,341	$802,996	$675,087
Ratio of expenses to average net assets[4]	0.59%	0.59%	0.59%	0.55%	0.56%	0.56%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.66%	0.66%	0.66%	0.65%	0.66%	0.66%
Ratio of net investment income to average net assets	3.80% [5]	3.07%	1.73%	0.54%	1.18%	1.81%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.73% [5]	3.00%	1.66%	0.44%	1.08%	1.71%
Portfolio turnover	26%	10%	45%	15%	13%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund-4

LVIP American Preservation Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Preservation Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") and series of the American Funds® family of funds (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek current income, consistent with the preservation of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund’s investment portfolio, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.07% of the Fund's average daily net assets.   This agreement will continue at least through
LVIP American Preservation Fund-5

LVIP American Preservation Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$26,789
Legal	4,076
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,028 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$92,090
Distribution fees payable to LFD	178,976
Printing and mailing fees payable to Lincoln Life	1,025
Shareholder servicing fees payable to Lincoln Life	14,837
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-3.01%@
Fixed Income Fund-3.01%@
✧‡American Funds®–Corporate Bond	$—	$19,557,789	$874,088	$(2,116)	$3,568	$18,685,153	2,004,845	$—	$—

@ As a percentage of Net Assets as of June 30, 2024.
✧ Class R-6 shares.
‡ Issuer was not an investment of the Fund at December 31, 2023.
LVIP American Preservation Fund-6

LVIP American Preservation Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$156,878,012
Sales	158,916,710
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$653,729,615
Aggregate unrealized appreciation of investments	$3,568
Aggregate unrealized depreciation of investments	(31,786,258)
Net unrealized depreciation of investments	$(31,782,690)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$18,685,153	$—	$—	$18,685,153
Unaffiliated Investment Companies	603,261,772	—	—	603,261,772
Total Investments	$621,946,925	$—	$—	$621,946,925
There were no Level 3 investments at the beginning or end of the period.
LVIP American Preservation Fund-7

LVIP American Preservation Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	963	1,410
Service Class	5,863,026	9,055,387
Shares reinvested:
Standard Class	—	1,145
Service Class	—	2,196,209
	5,863,989	11,254,151
Shares redeemed:
Standard Class	(616)	(3,235)
Service Class	(8,091,032)	(15,865,758)
	(8,091,648)	(15,868,993)
Net decrease	(2,227,659)	(4,614,842)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Preservation Fund-8

LVIP Baron Growth Opportunities Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Baron Growth Opportunities Fund

LVIP Baron Growth Opportunities Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.14%
Building Products–2.38%
†Trex Co., Inc.	273,000	$20,234,760
		20,234,760
Capital Markets–17.95%
Carlyle Group, Inc.	207,000	8,311,050
Cohen & Steers, Inc.	191,000	13,858,960
FactSet Research Systems, Inc.	50,900	20,780,943
Houlihan Lokey, Inc.	145,904	19,676,613
Moelis & Co. Class A	113,400	6,447,924
Morningstar, Inc.	83,580	24,727,143
MSCI, Inc.	122,000	58,773,500
		152,576,133
Diversified Consumer Services–1.87%
†Bright Horizons Family Solutions, Inc.	144,497	15,906,230
		15,906,230
Diversified Telecommunication Services–1.85%
Iridium Communications, Inc.	590,000	15,705,800
		15,705,800
Electronic Equipment, Instruments & Components–0.43%
Littelfuse, Inc.	14,200	3,629,378
		3,629,378
Health Care Equipment & Supplies–6.28%
†IDEXX Laboratories, Inc.	80,500	39,219,600
†Integer Holdings Corp.	40,500	4,689,495
†Neogen Corp.	603,817	9,437,660
		53,346,755
Health Care REITs–0.78%
Alexandria Real Estate Equities, Inc.	57,000	6,667,290
		6,667,290
Health Care Technology–0.39%
†Certara, Inc.	240,000	3,324,000
		3,324,000
Hotels, Restaurants & Leisure–11.35%
Choice Hotels International, Inc.	301,000	35,819,000
Krispy Kreme, Inc.	501,908	5,400,530
Red Rock Resorts, Inc. Class A	296,000	16,259,280
Vail Resorts, Inc.	216,500	38,998,145
		96,476,955
Insurance–19.62%
†Arch Capital Group Ltd.	686,000	69,210,540
Kinsale Capital Group, Inc.	146,650	56,501,312
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Primerica, Inc.	173,494	$41,045,211
		166,757,063
IT Services–9.02%
†Gartner, Inc.	170,770	76,685,976
		76,685,976
Life Sciences Tools & Services–6.99%
Bio-Techne Corp.	332,000	23,787,800
†Mettler-Toledo International, Inc.	10,900	15,233,731
West Pharmaceutical Services, Inc.	62,000	20,422,180
		59,443,711
Office REITs–0.50%
Douglas Emmett, Inc.	319,050	4,246,555
		4,246,555
Professional Services–0.70%
SS&C Technologies Holdings, Inc.	95,000	5,953,650
		5,953,650
Real Estate Management & Development–5.49%
†CoStar Group, Inc.	629,000	46,634,060
		46,634,060
Software–9.07%
†Altair Engineering, Inc. Class A	72,000	7,061,760
†ANSYS, Inc.	118,500	38,097,750
†Clearwater Analytics Holdings, Inc. Class A	395,000	7,315,400
†Guidewire Software, Inc.	126,000	17,374,140
†Intapp, Inc.	198,803	7,290,106
		77,139,156
Specialized REITs–2.53%
Gaming & Leisure Properties, Inc.	476,657	21,549,663
		21,549,663
Textiles, Apparel & Luxury Goods–0.94%
†Figs, Inc. Class A	1,500,000	7,995,000
		7,995,000
Total Common Stock (Cost $167,240,310)		834,272,135

LVIP Baron Growth Opportunities Fund-1

LVIP Baron Growth Opportunities Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.93%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	16,420,275	$16,420,275
Total Money Market Fund (Cost $16,420,275)		16,420,275

TOTAL INVESTMENTS–100.07% (Cost $183,660,585)	$850,692,410
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(582,660)
NET ASSETS APPLICABLE TO 12,094,912 SHARES OUTSTANDING–100.00%	$850,109,750
NET ASSET VALUE PER SHARE–LVIP BARON GROWTH OPPORTUNITIES FUND STANDARD CLASS ($71,980,338 / 977,850 Shares)	$73.611
NET ASSET VALUE PER SHARE–LVIP BARON GROWTH OPPORTUNITIES FUND SERVICE CLASS ($778,129,412 / 11,117,062 Shares)	$69.994
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$164,022,644
Distributable earnings/(accumulated loss)	686,087,106
TOTAL NET ASSETS	$850,109,750

†Non-income producing.

★Includes $1,611,597 payable for fund shares redeemed, $12,219 other accrued expenses payable, $753,818 due to manager and affiliates,
$13,762 payable for audit fee and $40,287 payable for fund accounting fee as of June 30, 2024.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund-2

LVIP Baron Growth Opportunities Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$4,680,967
EXPENSES:
Management fees	4,361,893
Distribution fees-Service Class	998,921
Shareholder servicing fees	126,495
Accounting and administration expenses	83,098
Professional fees	26,006
Trustees’ fees and expenses	13,971
Reports and statements to shareholders	13,258
Custodian fees	2,005
Consulting fees	1,404
Pricing fees	337
Other	14,358
5,641,746
Less:
Management fees waived	(769,952)
Total operating expenses	4,871,794
NET INVESTMENT LOSS	(190,827)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	15,801,896
Net change in unrealized appreciation (depreciation) of investments	(39,274,155)
NET REALIZED AND UNREALIZED LOSS	(23,472,259)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(23,663,086)
See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(190,827)	$(1,257,721)
Net realized gain	15,801,896	4,149,279
Net change in unrealized appreciation (depreciation)	(39,274,155)	132,278,934
Net increase (decrease) in net assets resulting from operations	(23,663,086)	135,170,492
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(995,765)
Service Class	—	(11,925,629)
	—	(12,921,394)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,914,466	10,328,461
Service Class	61,576,023	84,006,722
Reinvestment of dividends and distributions:
Standard Class	—	995,765
Service Class	—	11,925,629
	69,490,489	107,256,577
Cost of shares redeemed:
Standard Class	(6,620,311)	(8,343,264)
Service Class	(68,050,962)	(111,492,385)
	(74,671,273)	(119,835,649)
Decrease in net assets derived from capital share transactions	(5,180,784)	(12,579,072)
NET INCREASE (DECREASE) IN NET ASSETS	(28,843,870)	109,670,026
NET ASSETS:
Beginning of period	878,953,620	769,283,594
End of period	$850,109,750	$878,953,620
See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund-3

LVIP Baron Growth Opportunities Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Baron Growth Opportunities Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$75.619	$64.976	$95.264	$81.827	$62.157	$46.700
Income (loss) from investment operations:
Net investment income (loss)[2]	0.070	0.056	0.033	(0.255)	(0.198)	0.050
Net realized and unrealized gain (loss)	(2.078)	11.661	(24.952)	15.744	21.270	17.014
Total from investment operations	(2.008)	11.717	(24.919)	15.489	21.072	17.064
Less dividends and distributions from:
Net realized gain	—	(1.074)	(5.369)	(2.052)	(1.402)	(1.607)
Total dividends and distributions	—	(1.074)	(5.369)	(2.052)	(1.402)	(1.607)
Net asset value, end of period	$73.611	$75.619	$64.976	$95.264	$81.827	$62.157
Total return[3]	(2.66% )	18.10%	(25.64% )	19.02%	34.41%	36.72%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$71,980	$72,667	$59,697	$78,495	$69,487	$71,190
Ratio of expenses to average net assets	0.89%	0.90%	0.92%	0.89%	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.06%	1.07%	1.07%	1.06%	1.07%	1.07%
Ratio of net investment income (loss) to average net assets	0.17%	0.07%	0.04%	(0.28% )	(0.32% )	0.08%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	—	(0.10% )	(0.11% )	(0.45% )	(0.46% )	(0.06% )
Portfolio turnover	2%	1%	3%	2%	1%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund-4

LVIP Baron Growth Opportunities Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Baron Growth Opportunities Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$71.993	$62.061	$91.567	$78.916	$60.140	$45.337
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.023)	(0.116)	(0.141)	(0.460)	(0.347)	(0.090)
Net realized and unrealized gain (loss)	(1.976)	11.122	(23.996)	15.163	20.525	16.500
Total from investment operations	(1.999)	11.006	(24.137)	14.703	20.178	16.410
Less dividends and distributions from:
Net realized gain	—	(1.074)	(5.369)	(2.052)	(1.402)	(1.607)
Total dividends and distributions	—	(1.074)	(5.369)	(2.052)	(1.402)	(1.607)
Net asset value, end of period	$69.994	$71.993	$62.061	$91.567	$78.916	$60.140
Total return[3]	(2.78% )	17.81%	(25.83% )	18.72%	34.08%	36.38%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$778,129	$806,286	$709,587	$969,345	$867,155	$710,636
Ratio of expenses to average net assets	1.14%	1.15%	1.17%	1.14%	1.18%	1.18%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.31%	1.32%	1.32%	1.31%	1.32%	1.32%
Ratio of net investment (loss) to average net assets	(0.08% )	(0.18% )	(0.21% )	(0.53% )	(0.57% )	(0.17% )
Ratio of net investment (loss) to average net assets prior to expenses waived/reimbursed	(0.25% )	(0.35% )	(0.36% )	(0.70% )	(0.71% )	(0.31% )
Portfolio turnover	2%	1%	3%	2%	1%	6%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund-5

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Baron Growth Opportunities Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation through long-term investments in securities of small-sized companies with undervalued assets or favorable growth prospects.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Baron Growth Opportunities Fund-6

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 1.00% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.11% on the first $250 million of the Fund’s average daily net assets; 0.16% on the next $250 million; 0.21% on the next $200 million; 0.22% on the next $50 million; and 0.27% in excess of $750 million of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2024, no expense reimbursements were subject to recoupment.
BAMCO, Inc. (the “Sub-Adviser”) a subsidiary of Baron Capital Group, Inc., provides day-to-day portfolio management services to the Fund. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$37,344
Legal	5,682
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,758 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$573,808
Distribution fees payable to LFD	158,494
Printing and mailing fees payable to Lincoln Life	1,391
Shareholder servicing fees payable to Lincoln Life	20,125
LVIP Baron Growth Opportunities Fund-7

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2024, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$20,782,833
Sales	34,376,620
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$183,660,585
Aggregate unrealized appreciation of investments	$677,804,428
Aggregate unrealized depreciation of investments	(10,772,603)
Net unrealized appreciation of investments	$667,031,825
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Baron Growth Opportunities Fund-8

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$834,272,135	$—	$—	$834,272,135
Money Market Fund	16,420,275	—	—	16,420,275
Total Investments	$850,692,410	$—	$—	$850,692,410
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	104,591	145,209
Service Class	853,683	1,235,081
Shares reinvested:
Standard Class	—	13,725
Service Class	—	172,540
	958,274	1,566,555
Shares redeemed:
Standard Class	(87,708)	(116,716)
Service Class	(936,123)	(1,641,890)
	(1,023,831)	(1,758,606)
Net decrease	(65,557)	(192,051)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Risk Factors
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2024. The Fund's REIT holdings may also be affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP Baron Growth Opportunities Fund-9

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Baron Growth Opportunities Fund-10

LVIP BlackRock Dividend Value Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP BlackRock Dividend Value Managed Volatility Fund

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–91.87%
Aerospace & Defense–2.80%
L3Harris Technologies, Inc.	124,699	$28,004,901
Lockheed Martin Corp.	7,667	3,581,256
RTX Corp.	175,284	17,596,761
		49,182,918
Automobile Components–0.31%
Lear Corp.	47,467	5,421,206
		5,421,206
Automobiles–1.60%
Ford Motor Co.	442,111	5,544,072
General Motors Co.	485,284	22,546,295
		28,090,367
Banks–11.66%
Bank of America Corp.	218,689	8,697,262
Citigroup, Inc.	621,324	39,429,221
Citizens Financial Group, Inc.	405,712	14,617,803
Comerica, Inc.	65,492	3,342,712
Fifth Third Bancorp	136,914	4,995,992
First Citizens BancShares, Inc. Class A	18,467	31,091,226
First Horizon Corp.	264,110	4,165,015
FNB Corp.	174,644	2,389,130
Huntington Bancshares, Inc.	416,219	5,485,766
JPMorgan Chase & Co.	85,812	17,356,335
KeyCorp	453,094	6,438,466
Regions Financial Corp.	311,801	6,248,492
Truist Financial Corp.	184,485	7,167,242
U.S. Bancorp	127,716	5,070,325
United Bankshares, Inc.	66,870	2,169,263
Valley National Bancorp	216,964	1,514,409
Wells Fargo & Co.	752,378	44,683,729
		204,862,388
Beverages–1.06%
Coca-Cola Co.	60,459	3,848,215
Diageo PLC	83,187	2,617,875
Keurig Dr Pepper, Inc.	262,295	8,760,653
Pernod Ricard SA	25,579	3,470,800
		18,697,543
Biotechnology–0.26%
Gilead Sciences, Inc.	66,157	4,539,032
		4,539,032
Broadline Retail–0.31%
Alibaba Group Holding Ltd.	466,000	4,207,042
Kohl's Corp.	52,218	1,200,492
		5,407,534
Building Products–1.14%
Allegion PLC	57,075	6,743,411
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Johnson Controls International PLC	200,932	$13,355,950
		20,099,361
Capital Markets–2.77%
Charles Schwab Corp.	51,433	3,790,098
Federated Hermes, Inc.	40,939	1,346,074
Franklin Resources, Inc.	136,236	3,044,875
Goldman Sachs Group, Inc.	6,177	2,793,981
Intercontinental Exchange, Inc.	112,662	15,422,301
Invesco Ltd.	217,344	3,251,466
Janus Henderson Group PLC	62,602	2,110,313
Lazard, Inc.	52,743	2,013,728
Raymond James Financial, Inc.	27,715	3,425,851
T Rowe Price Group, Inc.	45,183	5,210,052
UBS Group AG	213,848	6,295,597
		48,704,336
Chemicals–2.29%
Air Products & Chemicals, Inc.	23,138	5,970,761
Albemarle Corp.	67,531	6,450,561
Chemours Co.	69,706	1,573,265
FMC Corp.	60,946	3,507,442
Huntsman Corp.	76,599	1,744,159
International Flavors & Fragrances, Inc.	83,180	7,919,568
LyondellBasell Industries NV Class A	57,731	5,522,548
PPG Industries, Inc.	59,434	7,482,146
		40,170,450
Communications Equipment–1.09%
Cisco Systems, Inc.	404,261	19,206,440
		19,206,440
Consumer Finance–0.16%
OneMain Holdings, Inc.	56,832	2,755,784
		2,755,784
Consumer Staples Distribution & Retail–0.92%
Dollar General Corp.	99,671	13,179,496
Walgreens Boots Alliance, Inc.	239,326	2,894,648
		16,074,144
Containers & Packaging–1.85%
International Paper Co.	166,369	7,178,822
Packaging Corp. of America	18,837	3,438,883
Sealed Air Corp.	461,992	16,072,702
Sonoco Products Co.	46,103	2,338,344
Westrock Co.	68,513	3,443,463
		32,472,214
LVIP BlackRock Dividend Value Managed Volatility Fund-1

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Distributors–0.16%
Genuine Parts Co.	20,545	$2,841,784
		2,841,784
Diversified Consumer Services–0.19%
H&R Block, Inc.	61,156	3,316,490
		3,316,490
Diversified Telecommunication Services–2.23%
AT&T, Inc.	794,417	15,181,309
Verizon Communications, Inc.	583,062	24,045,477
		39,226,786
Electric Utilities–6.24%
Alliant Energy Corp.	92,996	4,733,496
American Electric Power Co., Inc.	222,838	19,551,806
Edison International	140,402	10,082,268
Entergy Corp.	92,066	9,851,062
Eversource Energy	92,396	5,239,777
Exelon Corp.	414,482	14,345,222
FirstEnergy Corp.	132,991	5,089,566
IDACORP, Inc.	24,325	2,265,874
NextEra Energy, Inc.	73,149	5,179,681
NRG Energy, Inc.	64,004	4,983,351
OGE Energy Corp.	95,577	3,412,099
PG&E Corp.	717,041	12,519,536
Pinnacle West Capital Corp.	55,051	4,204,795
PPL Corp.	164,174	4,539,411
Xcel Energy, Inc.	67,947	3,629,049
		109,626,993
Entertainment–0.81%
Electronic Arts, Inc.	102,098	14,225,314
		14,225,314
Financial Services–2.55%
Fidelity National Information Services, Inc.	390,838	29,453,552
Visa, Inc. Class A	50,815	13,337,413
Western Union Co.	169,782	2,074,736
		44,865,701
Food Products–1.93%
Conagra Brands, Inc.	203,849	5,793,388
General Mills, Inc.	63,772	4,034,217
Kraft Heinz Co.	747,299	24,077,974
		33,905,579
Gas Utilities–0.35%
New Jersey Resources Corp.	47,418	2,026,645
Southwest Gas Holdings, Inc.	25,563	1,799,124
UGI Corp.	99,973	2,289,382
		6,115,151
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–3.32%
Baxter International, Inc.	628,902	$21,036,772
†Koninklijke Philips NV	511,319	12,917,821
Medtronic PLC	309,893	24,391,678
		58,346,271
Health Care Providers & Services–6.45%
Cardinal Health, Inc.	240,239	23,620,299
Cigna Group	37,270	12,320,344
CVS Health Corp.	482,520	28,497,631
Elevance Health, Inc.	36,133	19,579,027
Humana, Inc.	34,748	12,983,590
Labcorp Holdings, Inc.	80,017	16,284,260
		113,285,151
Hotels, Restaurants & Leisure–0.20%
McDonald's Corp.	8,618	2,196,211
Wendy's Co.	80,117	1,358,784
		3,554,995
Household Durables–1.57%
Garmin Ltd.	19,372	3,156,086
Newell Brands, Inc.	744,014	4,769,130
Panasonic Holdings Corp.	575,300	4,709,243
Sony Group Corp.	145,300	12,318,305
Whirlpool Corp.	26,437	2,701,861
		27,654,625
Household Products–0.30%
Kimberly-Clark Corp.	37,910	5,239,162
		5,239,162
Insurance–5.63%
American International Group, Inc.	407,206	30,230,973
Cincinnati Financial Corp.	28,430	3,357,583
Fidelity National Financial, Inc.	333,416	16,477,419
MetLife, Inc.	48,509	3,404,847
Old Republic International Corp.	121,999	3,769,769
Principal Financial Group, Inc.	47,787	3,748,890
Prudential Financial, Inc.	50,032	5,863,250
Prudential PLC	595,726	5,409,961
Unum Group	67,659	3,458,052
Willis Towers Watson PLC	88,072	23,087,194
		98,807,938
IT Services–1.10%
Cognizant Technology Solutions Corp. Class A	229,524	15,607,632
International Business Machines Corp.	21,272	3,678,992
		19,286,624
LVIP BlackRock Dividend Value Managed Volatility Fund-2

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products–0.52%
Hasbro, Inc.	157,227	$9,197,780
		9,197,780
Life Sciences Tools & Services–0.41%
†Fortrea Holdings, Inc.	146,256	3,413,615
Thermo Fisher Scientific, Inc.	6,753	3,734,409
		7,148,024
Machinery–1.57%
CNH Industrial NV	546,732	5,538,395
Komatsu Ltd.	195,900	5,687,419
Stanley Black & Decker, Inc.	82,842	6,618,248
Westinghouse Air Brake Technologies Corp.	61,954	9,791,830
		27,635,892
Media–2.89%
Comcast Corp. Class A	667,382	26,134,679
Fox Corp. Class A	260,381	8,949,295
Interpublic Group of Cos., Inc.	142,790	4,153,761
Omnicom Group, Inc.	40,543	3,636,707
WPP PLC	852,565	7,807,054
		50,681,496
Metals & Mining–0.27%
Newmont Corp.	111,516	4,669,175
		4,669,175
Multi-Utilities–3.18%
Avista Corp.	37,120	1,284,723
Black Hills Corp.	32,672	1,776,703
CenterPoint Energy, Inc.	116,612	3,612,640
CMS Energy Corp.	70,470	4,195,079
Dominion Energy, Inc.	134,229	6,577,221
DTE Energy Co.	39,024	4,332,054
NiSource, Inc.	176,495	5,084,821
Northwestern Energy Group, Inc.	29,811	1,492,935
Public Service Enterprise Group, Inc.	71,422	5,263,802
Sempra	228,152	17,353,241
WEC Energy Group, Inc.	61,754	4,845,219
		55,818,438
Oil, Gas & Consumable Fuels–6.74%
BP PLC	4,752,670	28,549,292
Chevron Corp.	30,834	4,823,054
Enterprise Products Partners LP	447,851	12,978,722
Exxon Mobil Corp.	39,161	4,508,214
Hess Corp.	87,791	12,950,928
ONEOK, Inc.	82,460	6,724,613
Shell PLC	831,876	29,801,607
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc.	374,278	$14,259,992
Valero Energy Corp.	24,541	3,847,047
		118,443,469
Personal Care Products–0.47%
Unilever PLC ADR	148,994	8,193,180
		8,193,180
Pharmaceuticals–3.42%
AstraZeneca PLC	43,843	6,847,932
Bayer AG	273,577	7,729,008
Bristol-Myers Squibb Co.	59,314	2,463,310
Eli Lilly & Co.	14,717	13,324,477
Merck & Co., Inc.	20,986	2,598,067
Pfizer, Inc.	250,609	7,012,040
Sanofi SA	209,350	20,164,861
		60,139,695
Professional Services–2.30%
Leidos Holdings, Inc.	105,240	15,352,411
SS&C Technologies Holdings, Inc.	399,000	25,005,330
		40,357,741
Residential REITs–0.36%
Mid-America Apartment Communities, Inc.	44,912	6,404,900
		6,404,900
Semiconductors & Semiconductor Equipment–0.39%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	38,876	6,757,038
		6,757,038
Software–0.86%
Microsoft Corp.	33,656	15,042,549
		15,042,549
Specialized REITs–0.69%
Crown Castle, Inc.	124,212	12,135,512
		12,135,512
Specialty Retail–0.34%
Best Buy Co., Inc.	69,797	5,883,189
		5,883,189
Technology Hardware, Storage & Peripherals–3.16%
Hewlett Packard Enterprise Co.	345,782	7,320,205
HP, Inc.	417,466	14,619,659
Samsung Electronics Co. Ltd. GDR	20,002	29,602,960
LVIP BlackRock Dividend Value Managed Volatility Fund-3

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
Seagate Technology Holdings PLC	38,894	$4,016,584
		55,559,408
Textiles, Apparel & Luxury Goods–0.54%
Swatch Group AG	18,669	3,824,397
Tapestry, Inc.	133,453	5,710,454
		9,534,851
Tobacco–2.22%
Altria Group, Inc.	265,231	12,081,272
British American Tobacco PLC ADR	637,516	19,718,370
Philip Morris International, Inc.	71,461	7,241,143
		39,040,785
Trading Companies & Distributors–0.29%
MSC Industrial Direct Co., Inc. Class A	21,802	1,729,116
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Watsco, Inc.	7,241	$3,354,321
		5,083,437
Total Common Stock (Cost $1,338,965,967)		1,613,708,840
PREFERRED STOCK–0.36%
Henkel AG & Co. KGaA 2.24%	71,295	6,354,131
Total Preferred Stock (Cost $5,606,606)		6,354,131

MONEY MARKET FUND–7.27%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	127,718,860	127,718,860
Total Money Market Fund (Cost $127,718,860)		127,718,860

TOTAL INVESTMENTS–99.50% (Cost $1,472,291,433)	1,747,781,831
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.50%	8,808,841
NET ASSETS APPLICABLE TO 81,548,740 SHARES OUTSTANDING–100.00%	$1,756,590,672
NET ASSET VALUE PER SHARE–LVIP BLACKROCK DIVIDEND VALUE MANAGED VOLATILITY FUND STANDARD CLASS ($295,229,196 / 13,644,938 Shares)	$21.637
NET ASSET VALUE PER SHARE–LVIP BLACKROCK DIVIDEND VALUE MANAGED VOLATILITY FUND SERVICE CLASS ($1,461,361,476 / 67,903,802 Shares)	$21.521
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$1,347,737,302
Distributable earnings/(accumulated loss)	408,853,370
TOTAL NET ASSETS	$1,756,590,672

†Non-income producing.

★Includes $4,207,450 cash collateral held at broker for futures contracts, $361,166 payable for securities purchased, $1,088,459 payable for fund shares redeemed, $52,770 other accrued expenses payable, $1,170,054 due to manager and affiliates, $79,185 variation margin due to broker on futures contracts, $15,888 payable for audit fee and $81,178 payable for fund accounting fee as of June 30, 2024.

LVIP BlackRock Dividend Value Managed Volatility Fund-4

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
35	British Pound	$2,766,969	$2,788,718	9/16/24	$—	$(21,749)
34	Euro	4,569,600	4,582,246	9/16/24	—	(12,646)
41	Japanese Yen	3,224,906	3,311,627	9/16/24	—	(86,721)
					—	(121,116)
Equity Contracts:
20	Dow Jones U.S. Real Estate Index	679,000	674,859	9/20/24	4,141	—
25	E-mini Russell 2000 Index	2,581,250	2,603,437	9/20/24	—	(22,187)
105	E-mini S&P 500 Index	28,987,875	28,839,926	9/20/24	147,949	—
105	E-mini S&P MidCap 400 Index	31,060,050	31,356,481	9/20/24	—	(296,431)
87	Euro STOXX 50 Index	4,589,687	4,684,783	9/20/24	—	(95,096)
27	FTSE 100 Index	2,802,812	2,792,996	9/20/24	9,816	—
14	Nikkei 225 Index (OSE)	3,444,092	3,360,824	9/12/24	83,268	—
					245,174	(413,714)
Total Futures Contracts					$245,174	$(534,830)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
GDR–Global Depository Receipt
IT–Information Technology
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund-5

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$30,457,046
Foreign taxes withheld	(334,658)
30,122,388
EXPENSES:
Management fees	6,329,446
Distribution fees-Service Class	1,849,358
Shareholder servicing fees	257,070
Accounting and administration expenses	168,746
Index fees	66,614
Professional fees	59,459
Trustees’ fees and expenses	28,368
Custodian fees	22,538
Reports and statements to shareholders	20,314
Consulting fees	2,591
Pricing fees	2,022
Other	24,042
8,830,568
Less:
Management fees waived	(1,287,782)
Total operating expenses	7,542,786
NET INVESTMENT INCOME	22,579,602
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	68,718,768
Foreign currencies	(4,778)
Futures contracts	9,051,539
Net realized gain	77,765,529
Net change in unrealized appreciation (depreciation) of:
Investments	16,101,267
Foreign currencies	(19,918)
Futures contracts	(4,462,223)
Net change in unrealized appreciation (depreciation)	11,619,126
NET REALIZED AND UNREALIZED GAIN	89,384,655
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$111,964,257
See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Dividend Value Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$22,579,602	$39,969,770
Net realized gain	77,765,529	78,311,731
Net change in unrealized appreciation (depreciation)	11,619,126	34,247,428
Net increase in net assets resulting from operations	111,964,257	152,528,929
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(28,600,196)
Service Class	—	(143,302,021)
	—	(171,902,217)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	14,075,619	18,496,328
Service Class	16,685,756	70,979,832
Reinvestment of dividends and distributions:
Standard Class	—	28,600,196
Service Class	—	143,302,021
	30,761,375	261,378,377
Cost of shares redeemed:
Standard Class	(28,640,053)	(38,938,926)
Service Class	(130,392,706)	(169,175,352)
	(159,032,759)	(208,114,278)
Increase (decrease) in net assets derived from capital share transactions	(128,271,384)	53,264,099
NET INCREASE (DECREASE) IN NET ASSETS	(16,307,127)	33,890,811
NET ASSETS:
Beginning of period	1,772,897,799	1,739,006,988
End of period	$1,756,590,672	$1,772,897,799
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund-6

LVIP BlackRock Dividend Value Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20[2]	12/31/19
Net asset value, beginning of period	$20.303	$20.596	$24.007	$20.691	$20.923	$18.789
Income (loss) from investment operations:
Net investment income[3]	0.290	0.521	0.461	0.407	0.425	0.442
Net realized and unrealized gain (loss)	1.044	1.317	(1.130)	4.367	(0.203)	2.992
Total from investment operations	1.334	1.838	(0.669)	4.774	0.222	3.434
Less dividends and distributions from:
Net investment income	—	(0.538)	(0.501)	(0.510)	(0.409)	(0.381)
Net realized gain	—	(1.593)	(2.241)	(0.948)	(0.045)	(0.919)
Total dividends and distributions	—	(2.131)	(2.742)	(1.458)	(0.454)	(1.300)
Net asset value, end of period	$21.637	$20.303	$20.596	$24.007	$20.691	$20.923
Total return[4]	6.57%	9.39%	(2.28% )	23.07%	1.12%	18.59%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$295,229	$291,082	$286,139	$320,848	$288,674	$305,230
Ratio of expenses to average net assets	0.64%	0.65%	0.64%	0.64%	0.66%	0.67%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.79%	0.79%	0.79%	0.78%	0.80%	0.80%
Ratio of net investment income to average net assets	2.76%	2.52%	2.02%	1.70%	2.26%	2.20%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.61%	2.38%	1.87%	1.56%	2.12%	2.07%
Portfolio turnover	21%	35%	40%	37%	48%	40%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund-7

LVIP BlackRock Dividend Value Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Dividend Value Managed Volatility Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20[2]	12/31/19
Net asset value, beginning of period	$20.220	$20.524	$23.935	$20.634	$20.871	$18.759
Income (loss) from investment operations:
Net investment income[3]	0.262	0.467	0.402	0.345	0.376	0.391
Net realized and unrealized gain (loss)	1.039	1.309	(1.126)	4.352	(0.206)	2.982
Total from investment operations	1.301	1.776	(0.724)	4.697	0.170	3.373
Less dividends and distributions from:
Net investment income	—	(0.487)	(0.446)	(0.448)	(0.362)	(0.342)
Net realized gain	—	(1.593)	(2.241)	(0.948)	(0.045)	(0.919)
Total dividends and distributions	—	(2.080)	(2.687)	(1.396)	(0.407)	(1.261)
Net asset value, end of period	$21.521	$20.220	$20.524	$23.935	$20.634	$20.871
Total return[4]	6.43%	9.12%	(2.53% )	22.76%	0.87%	18.30%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,461,361	$1,481,816	$1,452,868	$1,641,353	$1,524,745	$1,471,966
Ratio of expenses to average net assets	0.89%	0.90%	0.89%	0.89%	0.91%	0.92%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.04%	1.04%	1.04%	1.03%	1.05%	1.05%
Ratio of net investment income to average net assets	2.51%	2.27%	1.77%	1.45%	2.01%	1.95%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.36%	2.13%	1.62%	1.31%	1.87%	1.82%
Portfolio turnover	21%	35%	40%	37%	48%	40%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund-8

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Dividend Value Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek reasonable income by investing primarily in income-producing equity securities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of
LVIP BlackRock Dividend Value Managed Volatility Fund-9

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2024, the value and cost of foreign currency held by the LVIP BlackRock Dividend Value Managed Volatility Fund is $347,541 and $347,547 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund’s average daily net assets; and 0.70% of the Fund’s average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.125% on the first $750 million of the Fund’s average daily net assets and 0.16% of the Fund’s average daily net assets in excess of $750 million.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2024, no expense reimbursements were subject to recoupment.
BlackRock Investment Management LLC (“BlackRock”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$75,567
Legal	11,498
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP BlackRock Dividend Value Managed Volatility Fund-10

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $11,136 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$823,384
Distribution fees payable to LFD	301,021
Printing and mailing fees payable to Lincoln Life	3,686
Shareholder servicing fees payable to Lincoln Life	41,963
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$341,309,655
Sales	434,086,246
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$1,472,291,433
Aggregate unrealized appreciation of investments and derivatives	$348,562,287
Aggregate unrealized depreciation of investments and derivatives	(73,361,545)
Net unrealized appreciation of investments and derivatives	$275,200,742
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange
LVIP BlackRock Dividend Value Managed Volatility Fund-11

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,613,708,840	$—	$—	$1,613,708,840
Preferred Stock	6,354,131	—	—	6,354,131
Money Market Fund	127,718,860	—	—	127,718,860
Total Investments	$1,747,781,831	$—	$—	$1,747,781,831
Derivatives:

Assets:
Futures Contracts	$245,174	$—	$—	$245,174
Liabilities:
Futures Contracts	$(534,830)	$—	$—	$(534,830)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	655,324	904,680
Service Class	794,776	3,472,915
Shares reinvested:
Standard Class	—	1,439,227
Service Class	—	7,252,909
	1,450,100	13,069,731
Shares redeemed:
Standard Class	(1,347,253)	(1,899,816)
Service Class	(6,176,516)	(8,228,694)
	(7,523,769)	(10,128,510)
Net increase (decrease)	(6,073,669)	2,941,221
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP BlackRock Dividend Value Managed Volatility Fund-12

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$245,174	Receivables and other assets net of liabilities	$(413,714)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(121,116)
Total		$245,174		$(534,830)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$9,490,463	$(4,061,500)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(438,924)	(400,723)
Total		$9,051,539	$(4,462,223)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$92,869,199	$—
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
LVIP BlackRock Dividend Value Managed Volatility Fund-13

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund-14

LVIP BlackRock Global Allocation Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP BlackRock Global Allocation Fund

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–65.34%
Australia–0.37%
BHP Group Ltd.	67,450	$1,920,424
Brambles Ltd.	52,882	512,583
Coles Group Ltd.	86,531	983,054
CSL Ltd.	3,095	609,512
Macquarie Group Ltd.	6,375	870,498
Medibank Pvt Ltd.	64,827	161,308
Metcash Ltd.	33,524	79,168
=†πQuintis Australia Pty. Ltd.	3,249,491	0
Rio Tinto Ltd.	5,992	475,674
Wesfarmers Ltd.	17,587	764,710
Woolworths Group Ltd.	59,637	1,344,296
		7,721,227
Belgium–0.05%
Ackermans & van Haaren NV	286	49,466
Ageas SA	5,214	238,322
Syensqo SA	8,441	755,464
		1,043,252
Brazil–0.16%
Ambev SA	254,410	519,734
Auren Energia SA	14,566	32,284
B3 SA - Brasil Bolsa Balcao	643,802	1,178,171
Banco do Brasil SA	69,583	331,478
BB Seguridade Participacoes SA	36,099	212,974
†Embraer SA	54,012	347,062
Lojas Renner SA	122,509	274,599
Telefonica Brasil SA	12,421	101,344
TIM SA	16,523	47,085
Transmissora Alianca de Energia Eletrica SA	8,278	50,808
WEG SA	22,773	171,670
		3,267,209
Canada–1.62%
Barrick Gold Corp.	44,680	745,293
Cameco Corp.	141,498	6,961,702
Enbridge, Inc.	213,907	7,609,995
Fairfax Financial Holdings Ltd.	332	377,692
Franco-Nevada Corp.	15,772	1,869,974
†Lionsgate Studios Corp.	30,676	247,249
†Lululemon Athletica, Inc.	6,215	1,856,420
Magna International, Inc.	15,505	649,871
Nutrien Ltd.	5,621	286,176
Power Corp. of Canada	88,897	2,470,570
†Shopify, Inc. Class A	18,011	1,190,289
Suncor Energy, Inc.	225,621	8,600,662
Toronto-Dominion Bank	17,926	985,370
Wheaton Precious Metals Corp.	2,712	142,196
		33,993,459
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China–0.95%
Anhui Gujing Distillery Co. Ltd. Class B	1,400	$20,829
BYD Co. Ltd. Class H	298,091	8,856,021
China Tower Corp. Ltd. Class H	330,000	42,681
Contemporary Amperex Technology Co. Ltd. Class A	99,900	2,475,210
CSPC Pharmaceutical Group Ltd.	34,000	27,081
Great Wall Motor Co. Ltd. Class A	164,200	571,736
Haidilao International Holding Ltd.	199,000	357,785
Huizhou Desay Sv Automotive Co. Ltd. Class A	2,300	27,568
JD.com, Inc. Class A	27,169	359,398
Jiangxi Copper Co. Ltd. Class A	11,600	37,804
Lenovo Group Ltd.	88,000	124,184
†Li Auto, Inc. Class A	90,300	812,914
NAURA Technology Group Co. Ltd. Class A	700	30,818
Nongfu Spring Co. Ltd. Class H	98,400	466,858
PetroChina Co. Ltd. Class H	102,000	103,188
†Seres Group Co. Ltd. Class A	100	1,254
Shenzhen Transsion Holdings Co. Ltd. Class A	58,262	613,727
Tencent Holdings Ltd.	95,600	4,558,998
Weichai Power Co. Ltd. Class A	19,600	43,807
†Xiaomi Corp. Class B	174,000	367,205
		19,899,066
Colombia–0.00%
Bancolombia SA ADR	1,240	40,486
		40,486
Czech Republic–0.00%
Komercni Banka AS	1,843	61,653
Moneta Money Bank AS	7,466	32,620
		94,273
Denmark–0.74%
AP Moller - Maersk AS Class B	493	856,957
†Genmab AS	880	220,509
Novo Nordisk AS Class B	98,394	14,208,275
Novonesis (Novozymes) B Class B	4,006	245,115
		15,530,856
LVIP BlackRock Global Allocation Fund-1

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Faeroe Islands–0.06%
†Vestas Wind Systems AS	53,028	$1,227,870
		1,227,870
Finland–0.06%
Elisa OYJ	19,413	890,659
Kone OYJ Class B	5,848	288,658
		1,179,317
France–2.27%
Accor SA	87,593	3,592,837
AXA SA	42,485	1,390,915
Bollore SE	6,200	36,387
Carrefour SA	51,700	730,859
Cie de Saint-Gobain SA	79,877	6,212,228
Dassault Systemes SE	24,125	912,035
Edenred SE	6,494	274,087
EssilorLuxottica SA	34,033	7,333,269
Eurazeo SE	415	33,044
Hermes International SCA	951	2,179,534
La Francaise des Jeux SAEM	12,088	411,672
L'Oreal SA	1,231	540,585
LVMH Moet Hennessy Louis Vuitton SE	16,723	12,780,222
Orange SA	6,678	66,898
Sanofi SA	66,510	6,406,329
Schneider Electric SE	1,930	463,613
SCOR SE	4,717	119,523
TotalEnergies SE	58,563	3,909,217
Valeo SE	16,139	171,769
		47,565,023
Germany–1.15%
adidas AG	27,061	6,462,761
BASF SE	4,393	212,581
Bayerische Motoren Werke AG	22,091	2,090,927
CTS Eventim AG & Co. KGaA	5,663	472,447
Evonik Industries AG	18,087	369,004
Fresenius Medical Care AG	5,387	206,307
Heidelberg Materials AG	2,724	282,450
Mercedes-Benz Group AG	61,500	4,252,803
MTU Aero Engines AG	4,170	1,066,448
Rational AG	313	260,624
RWE AG	63,066	2,157,921
Scout24 SE	1,049	79,988
Siemens AG	29,280	5,447,413
Symrise AG	5,529	676,803
		24,038,477
Greece–0.02%
†National Bank of Greece SA	37,978	316,595
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Greece (continued)
†Piraeus Financial Holdings SA	4,811	$17,549
		334,144
Greenland–0.01%
Ferguson PLC	939	180,838
		180,838
Hong Kong–0.15%
AIA Group Ltd.	383,400	2,602,135
Budweiser Brewing Co. APAC Ltd.	38,600	45,475
Chow Tai Fook Jewellery Group Ltd.	18,600	20,127
Hongkong Land Holdings Ltd.	14,500	46,835
Jardine Matheson Holdings Ltd.	800	28,304
MTR Corp. Ltd.	10,500	33,144
†NagaCorp Ltd.	76,000	37,275
Prudential PLC	34,355	311,988
United Energy Group Ltd.	514,000	20,075
		3,145,358
Hungary–0.01%
MOL Hungarian Oil & Gas PLC	14,236	111,091
OTP Bank Nyrt	1,768	87,847
		198,938
India–0.19%
†Aditya Birla Capital Ltd.	61,411	175,799
Asian Paints Ltd.	803	28,090
Axis Bank Ltd.	14,840	225,169
Bharat Electronics Ltd.	37,165	136,337
†Bharat Petroleum Corp. Ltd.	23,244	84,726
Cipla Ltd.	10,582	187,916
Eicher Motors Ltd.	527	29,532
GAIL India Ltd.	59,695	157,170
Godrej Consumer Products Ltd.	10,483	172,964
HCL Technologies Ltd.	1,652	28,916
Hero MotoCorp Ltd.	1,887	126,262
Hindustan Aeronautics Ltd.	6,599	416,595
IndusInd Bank Ltd.	7,379	129,594
†InterGlobe Aviation Ltd.	1,745	88,482
JSW Energy Ltd.	6,788	59,791
Kotak Mahindra Bank Ltd.	62,711	1,355,558
Larsen & Toubro Ltd.	2,494	106,129
Maruti Suzuki India Ltd.	775	111,842
Reliance Industries Ltd.	5,471	205,410
UltraTech Cement Ltd.	1,457	203,869
		4,030,151
LVIP BlackRock Global Allocation Fund-2

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Indonesia–0.05%
Astra International Tbk. PT	255,100	$69,481
Bank Central Asia Tbk. PT	1,188,200	720,176
Bank Syariah Indonesia Tbk. PT	1,312,100	209,936
Ciputra Development Tbk. PT	1,121,200	77,371
		1,076,964
Ireland–0.28%
†James Hardie Industries PLC CDI	23,936	755,272
Kingspan Group PLC	10,835	922,498
Seagate Technology Holdings PLC	9,885	1,020,824
Smurfit Kappa Group PLC	1,366	60,955
Trane Technologies PLC	9,508	3,127,466
		5,887,015
Italy–1.20%
Ferrari NV	8,697	3,545,861
FinecoBank Banca Fineco SpA	7,734	115,296
Intesa Sanpaolo SpA	2,397,545	8,912,320
Mediobanca Banca di Credito Finanziario SpA	64,729	949,012
Snam SpA	50,339	222,704
UniCredit SpA	306,203	11,347,957
		25,093,150
Japan–4.39%
Alfresa Holdings Corp.	5,100	69,832
Asics Corp.	10,200	156,021
Bic Camera, Inc.	2,800	26,679
BIPROGY, Inc.	1,200	33,250
Bridgestone Corp.	5,400	212,187
Chugai Pharmaceutical Co. Ltd.	3,500	124,346
COMSYS Holdings Corp.	2,700	51,872
Cosmos Pharmaceutical Corp.	300	24,194
Daiichi Sankyo Co. Ltd.	55,300	1,898,671
Daikin Industries Ltd.	5,595	777,924
DIC Corp.	2,800	53,097
Dowa Holdings Co. Ltd.	1,300	46,129
Ebara Corp.	29,400	464,783
FANUC Corp.	200,000	5,480,763
Fast Retailing Co. Ltd.	3,500	882,342
FUJIFILM Holdings Corp.	96,100	2,247,052
GMO Payment Gateway, Inc.	6,200	341,156
Honda Motor Co. Ltd.	379,500	4,057,058
Hoya Corp.	67,500	7,847,520
Inpex Corp.	14,700	216,265
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Isetan Mitsukoshi Holdings Ltd.	3,700	$69,451
Ito En Ltd.	27,000	584,337
Kakaku.com, Inc.	6,600	86,495
Kamigumi Co. Ltd.	2,300	47,361
Kansai Paint Co. Ltd.	46,400	746,945
Kawasaki Kisen Kaisha Ltd.	43,700	635,577
Keyence Corp.	19,413	8,512,569
Kinden Corp.	1,800	35,834
Kobayashi Pharmaceutical Co. Ltd.	5,700	185,040
Komatsu Ltd.	229,600	6,665,806
Kuraray Co. Ltd.	4,600	52,879
Kyushu Railway Co.	27,400	593,505
Mabuchi Motor Co. Ltd.	4,100	60,841
Makita Corp.	21,200	576,086
Mazda Motor Corp.	73,500	710,833
Medipal Holdings Corp.	4,100	62,383
MEIJI Holdings Co. Ltd.	7,600	163,866
Mitsubishi Electric Corp.	80,700	1,287,819
Mitsubishi Estate Co. Ltd.	9,300	145,665
Mitsubishi Logistics Corp.	1,200	39,381
Mitsubishi UFJ Financial Group, Inc.	766,300	8,235,022
Mitsui & Co. Ltd.	297,200	6,744,218
Mitsui High-Tec, Inc.	600	23,438
Mitsui OSK Lines Ltd.	53,000	1,587,134
Mizuho Financial Group, Inc.	21,700	452,909
†Money Forward, Inc.	11,500	385,621
Morinaga & Co. Ltd.	4,400	68,069
Morinaga Milk Industry Co. Ltd.	2,300	48,190
MS&AD Insurance Group Holdings, Inc.	60,100	1,335,431
NET One Systems Co. Ltd.	9,200	168,572
Nexon Co. Ltd.	5,600	103,549
NIDEC Corp.	18,500	826,170
Nihon M&A Center Holdings, Inc.	4,600	23,771
Nintendo Co. Ltd.	3,300	175,491
Nippon Paint Holdings Co. Ltd.	192,100	1,251,295
Nippon Steel Corp.	24,600	520,011
Nippon Yusen KK	3,400	98,942
Nomura Research Institute Ltd.	55,800	1,567,977
Ono Pharmaceutical Co. Ltd.	19,800	270,313
Oracle Corp.	1,300	89,689
Otsuka Corp.	3,400	65,320
Panasonic Holdings Corp.	151,300	1,238,499
Rakus Co. Ltd.	66,700	863,340
Resorttrust, Inc.	3,100	45,973
LVIP BlackRock Global Allocation Fund-3

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Santen Pharmaceutical Co. Ltd.	24,900	$254,432
SCREEN Holdings Co. Ltd.	8,100	730,002
Sekisui House Ltd.	16,300	360,973
Shimamura Co. Ltd.	1,200	54,552
Ship Healthcare Holdings, Inc.	2,400	35,428
Shiseido Co. Ltd.	30,000	855,491
SHO-BOND Holdings Co. Ltd.	1,200	42,968
Skylark Holdings Co. Ltd.	3,400	45,213
SMC Corp.	9,400	4,460,165
Socionext, Inc.	6,100	144,415
Sojitz Corp.	24,900	604,973
Sompo Holdings, Inc.	35,800	764,330
Sugi Holdings Co. Ltd.	2,600	35,778
Sumitomo Rubber Industries Ltd.	7,800	77,690
Suzuken Co. Ltd.	1,100	33,426
Sysmex Corp.	79,800	1,285,113
Takashimaya Co. Ltd.	2,600	43,754
Takeda Pharmaceutical Co. Ltd.	6,700	173,736
TDK Corp.	5,600	343,365
TechnoPro Holdings, Inc.	1,800	29,480
TIS, Inc.	4,900	94,961
Toei Animation Co. Ltd.	2,500	38,722
†Tokyo Electric Power Co. Holdings, Inc.	40,100	215,890
Tokyo Electron Ltd.	4,600	997,825
Toyo Tire Corp.	9,000	143,679
Toyota Motor Corp.	316,200	6,465,896
Toyota Tsusho Corp.	13,900	270,587
Trend Micro, Inc.	9,000	365,337
Yamaha Motor Co. Ltd.	51,800	479,397
Yamazaki Baking Co. Ltd.	1,500	30,785
Yaoko Co. Ltd.	600	36,330
		91,977,451
Jersey–0.01%
†Wizz Air Holdings PLC	4,259	120,382
		120,382
Jordan–0.01%
Hikma Pharmaceuticals PLC	12,241	292,610
		292,610
Kazakhstan–0.02%
Kaspi.KZ JSC ADR	3,736	481,981
		481,981
Luxembourg–0.06%
ArcelorMittal SA	16,914	387,097
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Luxembourg (continued)
Tenaris SA	53,098	$816,018
		1,203,115
Macau–0.03%
†Sands China Ltd.	82,829	172,678
Wynn Macau Ltd.	702,187	575,486
		748,164
Malaysia–0.01%
CIMB Group Holdings Bhd.	29,900	43,099
Frontken Corp. Bhd.	83,600	79,037
		122,136
Mexico–0.11%
Cemex SAB de CV	933,324	596,878
Fomento Economico Mexicano SAB de CV	10,135	108,796
Grupo Aeroportuario del Sureste SAB de CV Class B	7,591	228,850
Grupo Financiero Banorte SAB de CV Class O	42,502	330,770
Southern Copper Corp.	3,370	363,084
†Vista Energy SAB de CV ADR	1,432	65,127
Wal-Mart de Mexico SAB de CV	193,212	659,952
		2,353,457
Netherlands–1.63%
ABN AMRO Bank NV	41,267	678,392
ASML Holding NV	20,677	21,351,286
ING Groep NV	324,626	5,549,323
Koninklijke Ahold Delhaize NV	50,838	1,502,137
Koninklijke KPN NV	417,323	1,600,017
Koninklijke Vopak NV	16,940	703,180
Prosus NV	56,930	2,027,836
Wolters Kluwer NV	4,497	745,527
		34,157,698
New Zealand–0.03%
†Xero Ltd.	7,710	701,552
		701,552
Norway–0.06%
Equinor ASA	46,719	1,329,984
Telenor ASA	3,347	38,150
		1,368,134
Peru–0.03%
Credicorp Ltd.	3,893	628,058
		628,058
Philippines–0.02%
Ayala Land, Inc.	199,800	97,157
LVIP BlackRock Global Allocation Fund-4

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Philippines (continued)
†Bloomberry Resorts Corp.	628,400	$101,965
International Container Terminal Services, Inc.	9,270	55,327
Jollibee Foods Corp.	15,860	61,157
Metropolitan Bank & Trust Co.	55,480	63,944
		379,550
Poland–0.04%
LPP SA	14	59,434
Powszechna Kasa Oszczednosci Bank Polski SA	5,486	85,745
Powszechny Zaklad Ubezpieczen SA	49,413	632,630
		777,809
Portugal–0.00%
Jeronimo Martins SGPS SA	5,013	97,978
		97,978
Republic of Korea–0.48%
†Doosan Enerbility Co. Ltd.	45,350	662,212
Fila Holdings Corp.	2,328	67,819
†GS Engineering & Construction Corp.	10,074	109,998
Hanwha Aerospace Co. Ltd.	2,643	479,062
HD Hyundai Infracore Co. Ltd.	61,365	340,595
Hyundai Motor Co.	1,943	416,408
KakaoBank Corp.	28,636	422,311
KB Financial Group, Inc.	1,075	61,306
†Krafton, Inc.	442	90,391
Meritz Financial Group, Inc.	2,140	122,974
NAVER Corp.	2,598	315,006
Orion Corp.	2,419	162,028
Samsung C&T Corp.	705	72,728
Samsung Electronics Co. Ltd.	8,582	508,124
Samsung Life Insurance Co. Ltd.	1,971	126,722
SK Hynix, Inc.	35,134	6,036,463
		9,994,147
Russia–0.00%
=†πGMK Norilskiy Nickel PAO	2,800	0
=†πLUKOIL PJSC	236	0
=†πNovatek PJSC	520	0
		0
Saudi Arabia–0.04%
Abdullah Al Othaim Markets Co.	34,593	104,671
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia (continued)
Banque Saudi Fransi	3,586	$33,987
Elm Co.	317	72,444
Etihad Etisalat Co.	7,606	108,191
Riyadh Cables Group Co.	1,533	41,177
Saudi Arabian Oil Co.	4,091	30,147
Saudi Basic Industries Corp.	5,100	99,917
Saudi National Bank	21,312	210,227
Saudi Telecom Co.	6,467	64,638
Yanbu National Petrochemical Co.	6,392	62,348
		827,747
Singapore–0.03%
Genting Singapore Ltd.	53,300	34,000
Netlink NBN Trust	44,200	27,055
Oversea-Chinese Banking Corp. Ltd.	5,100	54,272
Singapore Technologies Engineering Ltd.	25,800	82,385
Singapore Telecommunications Ltd.	31,400	63,680
United Overseas Bank Ltd.	3,200	73,935
UOL Group Ltd.	47,600	182,537
Venture Corp. Ltd.	5,100	53,482
Wilmar International Ltd.	15,400	35,207
		606,553
South Africa–0.04%
Capitec Bank Holdings Ltd.	1,676	242,182
FirstRand Ltd.	69,596	294,163
Kumba Iron Ore Ltd.	9,052	218,731
Nedbank Group Ltd.	3,037	42,802
		797,878
Spain–0.80%
Aena SME SA	451	90,804
Amadeus IT Group SA	2,225	148,071
Banco Bilbao Vizcaya Argentaria SA	251,137	2,515,270
Banco de Sabadell SA	124,400	239,874
Banco Santander SA	28,323	131,355
†Cellnex Telecom SA	259,719	8,447,299
Industria de Diseno Textil SA	14,921	740,817
†Puig Brands SA Class B	148,319	4,145,784
Repsol SA	15,529	245,055
		16,704,329
Sweden–0.37%
Assa Abloy AB Class B	64,316	1,818,009
Boliden AB	10,151	324,767
Evolution AB	3,652	380,395
SSAB AB Class A	23,984	132,241
LVIP BlackRock Global Allocation Fund-5

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
SSAB AB Class B	58,813	$319,396
Telia Co. AB	331,282	888,607
Trelleborg AB Class B	30,016	1,167,902
=†πVolta	1,948	0
Volvo AB Class B	101,214	2,588,840
=†Volvo Car AB	16,407	12,906
†Volvo Car AB Class B	16,738	51,774
		7,684,837
Switzerland–1.12%
ABB Ltd.	11,518	639,967
Alcon, Inc.	3,713	331,523
Banque Cantonale Vaudoise	819	86,918
Coca-Cola HBC AG	12,635	430,922
Flughafen Zurich AG	248	54,847
†Galderma Group AG	20,094	1,654,129
Geberit AG	91	53,762
Glencore PLC	1,099,994	6,272,554
Holcim AG	12,534	1,110,754
Julius Baer Group Ltd.	8,165	456,211
Kuehne & Nagel International AG	3,501	1,006,910
Lonza Group AG	372	203,048
Nestle SA	15,826	1,615,628
Novartis AG	23,744	2,541,556
PSP Swiss Property AG	566	72,636
Roche Holding AG	2,570	713,690
SGS SA	13,006	1,158,083
Sika AG	2,381	681,611
STMicroelectronics NV	4,469	176,439
Straumann Holding AG	1,117	138,374
Swiss Prime Site AG	1,095	103,839
TE Connectivity Ltd.	6,113	919,579
UBS Group AG	106,361	3,131,224
		23,554,204
Taiwan–1.08%
Acer, Inc.	296,000	427,465
Advantech Co. Ltd.	6,000	68,431
ASE Technology Holding Co. Ltd.	63,000	327,220
Asia Vital Components Co. Ltd.	4,000	94,324
ASMedia Technology, Inc.	9,000	621,426
Asustek Computer, Inc.	28,000	429,820
Chicony Electronics Co. Ltd.	102,000	537,645
†Chunghwa Telecom Co. Ltd.	20,000	77,370
Compal Electronics, Inc.	767,000	820,397
Far EasTone Telecommunications Co. Ltd.	39,000	101,102
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Genius Electronic Optical Co. Ltd.	24,000	$489,743
Inventec Corp.	201,000	345,724
MediaTek, Inc.	46,000	1,985,112
Quanta Computer, Inc.	202,000	1,942,697
Realtek Semiconductor Corp.	52,000	875,175
Taiwan Mobile Co. Ltd.	27,000	89,052
Taiwan Semiconductor Manufacturing Co. Ltd.	428,000	12,744,417
Wistron Corp.	142,000	463,973
Wiwynn Corp.	2,000	163,063
Yang Ming Marine Transport Corp.	43,000	98,879
		22,703,035
Thailand–0.01%
Advanced Info Service PCL	15,700	89,843
CP ALL PCL	26,100	38,939
†Sea Ltd. ADR	694	49,565
†True Corp. PCL NVDR	236,100	56,295
		234,642
United Arab Emirates–0.01%
Abu Dhabi Commercial Bank PJSC	20,898	45,631
Air Arabia PJSC	82,348	51,566
Borouge PLC	124,985	79,285
Emaar Properties PJSC	56,791	126,786
=†NMC Health PLC	123,425	0
		303,268
United Kingdom–3.08%
Anglo American PLC	8,898	281,424
AstraZeneca PLC	45,345	7,082,532
AstraZeneca PLC ADR	40,403	3,151,030
Auto Trader Group PLC	59,834	605,997
BAE Systems PLC	812,346	13,554,897
Bank of Georgia Group PLC	1,365	69,624
Barclays PLC	266,174	702,887
BP PLC	142,711	857,265
British American Tobacco PLC	11,428	351,041
Burberry Group PLC	27,746	307,877
Compass Group PLC	90,472	2,470,297
Direct Line Insurance Group PLC	12,349	31,346
Experian PLC	9,590	446,843
†Genius Sports Ltd.	68,687	374,344
GSK PLC	45,037	870,763
Imperial Brands PLC	4,564	116,772
J Sainsbury PLC	325,659	1,049,747
Kingfisher PLC	60,016	188,755
LVIP BlackRock Global Allocation Fund-6

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
London Stock Exchange Group PLC	19,324	$2,296,181
Marks & Spencer Group PLC	97,286	352,335
National Grid PLC	78,241	872,930
NatWest Group PLC	145,112	571,953
Pearson PLC	44,244	554,143
Polestar Automotive Holding PLC Class A ADR	16,407	257
RELX PLC	115,690	5,321,807
Rightmove PLC	7,945	53,932
†Rolls-Royce Holdings PLC	174,954	1,010,256
Shell PLC	369,796	13,304,735
Shell PLC ADR	67,858	4,897,990
Spirax Group PLC	18,141	1,944,636
Standard Chartered PLC	52,281	473,193
Tesco PLC	79,839	308,829
Weir Group PLC	3,310	83,014
		64,559,632
United States–42.49%
Abbott Laboratories	12,284	1,276,430
AbbVie, Inc.	3,237	555,210
†Adobe, Inc.	22,866	12,702,978
†Advanced Micro Devices, Inc.	8,527	1,383,165
AES Corp.	100,145	1,759,548
†Align Technology, Inc.	307	74,119
Alphabet, Inc. Class C	202,194	37,086,423
†Altair Engineering, Inc. Class A	28,366	2,782,137
†Altice USA, Inc. Class A	42,291	86,274
Altria Group, Inc.	27,250	1,241,238
†Amazon.com, Inc.	238,735	46,135,539
†AMC Networks, Inc. Class A	10,929	105,574
†American Airlines Group, Inc.	21,606	244,796
American Express Co.	918	212,563
American Tower Corp.	29,729	5,778,723
American Water Works Co., Inc.	17,079	2,205,924
Amgen, Inc.	3,708	1,158,565
†ANSYS, Inc.	1,288	414,092
Aon PLC Class A	5,541	1,626,727
Apple, Inc.	166,372	35,041,271
Applied Materials, Inc.	47,556	11,222,740
AT&T, Inc.	18,245	348,662
†Atlassian Corp. Class A	14,696	2,599,428
†Autodesk, Inc.	27,593	6,827,888
=†Avaya Holdings Corp.	205	728
Ball Corp.	1,925	115,539
Bank of America Corp.	276,729	11,005,512
Baxter International, Inc.	5,846	195,549
Becton Dickinson & Co.	5,241	1,224,874
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Berkshire Hathaway, Inc. Class B	912	$371,002
†Block, Inc.	9,926	640,128
†Boeing Co.	2,723	495,613
Booking Holdings, Inc.	580	2,297,670
†Boston Scientific Corp.	154,974	11,934,548
Boyd Gaming Corp.	876	48,268
Bristol-Myers Squibb Co.	64,114	2,662,654
Broadcom, Inc.	1,550	2,488,572
†Builders FirstSource, Inc.	1,784	246,923
Bunge Global SA	49,328	5,266,751
†Cadence Design Systems, Inc.	15,957	4,910,767
†Caesars Entertainment, Inc.	10,015	397,996
Campbell Soup Co.	975	44,060
Cardinal Health, Inc.	1,834	180,319
=†πCaresyntax, Inc.	2,497	303,286
†Carnival Corp.	85,657	1,603,499
Caterpillar, Inc.	2,902	966,656
†Centene Corp.	15,431	1,023,075
†Centuri Holdings, Inc.	16,325	318,011
CF Industries Holdings, Inc.	79,964	5,926,932
Charles Schwab Corp.	70,872	5,222,558
Cheniere Energy, Inc.	4,420	772,749
Chevron Corp.	61,420	9,607,316
Cisco Systems, Inc.	5,584	265,296
Citigroup, Inc.	33,857	2,148,565
Comcast Corp. Class A	98,419	3,854,088
Comerica, Inc.	3,360	171,494
Conagra Brands, Inc.	16,103	457,647
†Confluent, Inc. Class A	273,690	8,082,066
ConocoPhillips	70,404	8,052,810
†Constellium SE	28,953	545,764
Costco Wholesale Corp.	11,954	10,160,780
Coterra Energy, Inc.	1,151	30,697
CRH PLC	72,930	5,468,291
†Crowdstrike Holdings, Inc. Class A	17,327	6,639,533
Crown Holdings, Inc.	2,893	215,210
=†πCrown PropTech Acquisitions	5,043	0
=†Crown PropTech Acquisitions Class A	8,069	86,661
Cummins, Inc.	8,695	2,407,906
†Customers Bancorp, Inc.	585	28,068
Danaher Corp.	36,555	9,133,267
†Deckers Outdoor Corp.	2,078	2,011,400
Dell Technologies, Inc. Class C	3,309	456,344
Delta Air Lines, Inc.	158,446	7,516,678
Devon Energy Corp.	21,762	1,031,519
†Dexcom, Inc.	11,683	1,324,619
†DoorDash, Inc. Class A	7,495	815,306
LVIP BlackRock Global Allocation Fund-7

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
DuPont de Nemours, Inc.	14,758	$1,187,871
†Dynatrace, Inc.	19,300	863,482
Eaton Corp. PLC	3,359	1,053,214
†Edwards Lifesciences Corp.	27,499	2,540,083
Electronic Arts, Inc.	286	39,848
Eli Lilly & Co.	16,932	15,329,894
Enterprise Products Partners LP	19,691	570,645
EOG Resources, Inc.	2,099	264,201
†EPAM Systems, Inc.	454	85,402
=†πEpic Games, Inc.	3,175	1,905,000
Equifax, Inc.	1,382	335,080
Equinix, Inc.	815	616,629
Eversource Energy	20,966	1,188,982
†F5, Inc.	21,402	3,686,066
=†πFanatics Holdings, Inc.	37,931	2,489,032
=†πFarmers Business Network, Inc.	24,139	58,416
First Citizens BancShares, Inc. Class A	241	405,750
First Horizon Corp.	7,861	123,968
†Floor & Decor Holdings, Inc. Class A	23,535	2,339,614
Ford Motor Co.	79,079	991,651
†Fortinet, Inc.	48,205	2,905,315
Fortive Corp.	100,723	7,463,574
Franklin Resources, Inc.	102,955	2,301,044
Freeport-McMoRan, Inc.	189,344	9,202,118
General Mills, Inc.	9,214	582,878
General Motors Co.	47,221	2,193,888
Gilead Sciences, Inc.	8,468	580,989
Golden Entertainment, Inc.	1,537	47,816
Goldman Sachs Group, Inc.	24,164	10,929,860
=†πGrand Rounds, Inc.	1,035,048	900,492
†Green Plains, Inc.	14,476	229,589
Hancock Whitney Corp.	2,299	109,961
HCA Healthcare, Inc.	626	201,121
Healthpeak Properties, Inc.	68,918	1,350,793
Hewlett Packard Enterprise Co.	8,065	170,736
Hilton Worldwide Holdings, Inc.	13,301	2,902,278
Hormel Foods Corp.	17,535	534,642
Howmet Aerospace, Inc.	2,824	219,227
Huntington Bancshares, Inc.	19,691	259,527
IDEX Corp.	3,315	666,978
†iHeartMedia, Inc. Class A	721	786
Illinois Tool Works, Inc.	3,121	739,552
Ingersoll Rand, Inc.	40,119	3,644,410
Intel Corp.	3,747	116,045
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
International Bancshares Corp.	942	$53,892
Intuit, Inc.	7,055	4,636,617
†Intuitive Surgical, Inc.	22,168	9,861,435
Invesco Ltd.	74,226	1,110,421
Jabil, Inc.	6,751	734,441
=†πJawbone, Inc.	32,637	0
Johnson & Johnson	57,475	8,400,546
JPMorgan Chase & Co.	75,903	15,352,141
Kellanova	11,100	640,248
Kenvue, Inc.	42,652	775,413
†Keysight Technologies, Inc.	353	48,273
Kimberly-Clark Corp.	8,911	1,231,500
Kinder Morgan, Inc.	1,572	31,236
KLA Corp.	2,215	1,826,290
Lam Research Corp.	5,115	5,446,708
†Landbridge Co. LLC Class A	14,564	247,588
†Landsea Homes Corp.	15,735	144,605
Las Vegas Sands Corp.	24,696	1,092,798
Lennar Corp. Class A	3,838	575,201
Linde PLC	1,325	581,423
†Lions Gate Entertainment Corp. Class A	38,616	363,763
†Lions Gate Entertainment Corp. Class B	3,122	26,756
LKQ Corp.	148,999	6,196,868
†Loar Holdings, Inc.	193	10,308
Lockheed Martin Corp.	5,252	2,453,209
=†πLookout, Inc.	24,449	25,427
Marathon Petroleum Corp.	4,006	694,961
Marriott International, Inc. Class A	1,115	269,574
Marsh & McLennan Cos., Inc.	58,374	12,300,569
Marvell Technology, Inc.	35,386	2,473,481
Masco Corp.	22,837	1,522,543
†Masimo Corp.	22,064	2,778,740
Mastercard, Inc. Class A	40,052	17,669,340
McCormick & Co., Inc.	418	29,653
McDonald's Corp.	19,483	4,965,048
McKesson Corp.	2,026	1,183,265
Merck & Co., Inc.	99,410	12,306,958
Meta Platforms, Inc. Class A	28,614	14,427,751
†Mettler-Toledo International, Inc.	311	434,651
Microchip Technology, Inc.	5,239	479,369
Micron Technology, Inc.	64,541	8,489,078
Microsoft Corp.	165,146	73,812,005
†Mirion Technologies, Inc.	27,263	292,805
Molson Coors Beverage Co. Class B	2,162	109,894
LVIP BlackRock Global Allocation Fund-8

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Monolithic Power Systems, Inc.	127	$104,353
Motorola Solutions, Inc.	921	355,552
MSCI, Inc.	4,302	2,072,489
=†πMythic AI, Inc.	685	0
Nasdaq, Inc.	4,058	244,535
NetApp, Inc.	3,886	500,517
†Netflix, Inc.	4,281	2,889,161
New York Community Bancorp, Inc.	10,300	33,166
News Corp. Class A	12,215	336,768
NextEra Energy, Inc.	133,461	9,450,373
Northrop Grumman Corp.	679	296,010
†Norwegian Cruise Line Holdings Ltd.	28,004	526,195
NRG Energy, Inc.	16,297	1,268,884
Nucor Corp.	5,531	874,340
NVIDIA Corp.	412,056	50,905,398
Old Dominion Freight Line, Inc.	6,935	1,224,721
Omnicom Group, Inc.	2,645	237,257
†Opendoor Technologies, Inc.	55,264	101,686
Oracle Corp.	90,285	12,748,242
PACCAR, Inc.	18,050	1,858,067
†Palladyne AI Corp.	2,338	3,741
†Palo Alto Networks, Inc.	12,675	4,296,952
Paramount Global Class B	72,647	754,802
Park Hotels & Resorts, Inc.	8,059	120,724
PepsiCo, Inc.	4,392	724,373
PNC Financial Services Group, Inc.	2,143	333,194
Principal Financial Group, Inc.	15,806	1,239,981
Procter & Gamble Co.	4,919	811,241
Progressive Corp.	64,588	13,415,573
Prologis, Inc.	12,184	1,368,385
QUALCOMM, Inc.	16,114	3,209,587
ResMed, Inc.	2,774	530,999
Rockwell Automation, Inc.	6,455	1,776,932
Rollins, Inc.	14,139	689,842
Roper Technologies, Inc.	1,581	891,146
†Royal Caribbean Cruises Ltd.	9,790	1,560,820
†RXO, Inc.	5,821	152,219
S&P Global, Inc.	7,400	3,300,400
Salesforce, Inc.	14,819	3,809,965
=†πSalt Pay Co. Ltd.	331	85,348
Sempra	162,904	12,390,478
†ServiceNow, Inc.	15,714	12,361,732
†Smith Douglas Homes Corp.	10,434	243,947
=†πSnorkel AI, Inc.	4,461	30,424
†Snowflake, Inc. Class A	3,479	469,978
State Street Corp.	33,980	2,514,520
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Stryker Corp.	21,544	$7,330,346
Synchrony Financial	7,580	357,700
T Rowe Price Group, Inc.	12,105	1,395,828
†Tesla, Inc.	15,752	3,117,006
†Texas Capital Bancshares, Inc.	2,003	122,463
Thermo Fisher Scientific, Inc.	20,580	11,380,740
TJX Cos., Inc.	84,475	9,300,698
TransDigm Group, Inc.	2,087	2,666,372
†Transocean Ltd.	128,101	685,340
Travelers Cos., Inc.	2,691	547,188
Truist Financial Corp.	12,878	500,310
U.S. Steel Corp.	51,344	1,940,803
†Ulta Beauty, Inc.	571	220,332
United Parcel Service, Inc. Class B	6,181	845,870
United Rentals, Inc.	866	560,068
UnitedHealth Group, Inc.	33,153	16,883,497
Universal Health Services, Inc. Class B	4,419	817,206
Valero Energy Corp.	45,443	7,123,645
†Veeva Systems, Inc. Class A	2,146	392,739
Veralto Corp.	64,406	6,148,841
†Vertex Pharmaceuticals, Inc.	6,765	3,170,891
Visa, Inc. Class A	18,885	4,956,746
Vistra Corp.	68,942	5,927,633
Walmart, Inc.	195,472	13,235,409
Walt Disney Co.	84,919	8,431,608
†Waystar Holding Corp.	13,715	294,873
Wells Fargo & Co.	164,150	9,748,869
†Workday, Inc. Class A	3,824	854,893
Wynn Resorts Ltd.	20,572	1,841,194
†Zscaler, Inc.	11,024	2,118,703
		890,513,645
Total Common Stock (Cost $1,046,203,435)		1,369,441,065
ΔCONVERTIBLE PREFERRED STOCKS–0.34%
United States–0.34%
=†πDatabricks, Inc. Series F	60,501	4,446,824
=†πDatabricks, Inc. Series G	16,533	1,215,176
=†πGM Cruise Holdings LLC Class G	27,806	162,387
=†πLookout, Inc. Series F	285,629	585,539
Wells Fargo & Co. Series L Class A	617	733,594
Total Convertible Preferred Stocks (Cost $8,362,849)		7,143,520
LVIP BlackRock Global Allocation Fund-9

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS–0.87%
Brazil–0.06%
Cia Energetica de Minas Gerais 10.92%	273,419	$482,754
Petroleo Brasileiro SA 14.35%	97,042	660,534
		1,143,288
Germany–0.00%
Henkel AG & Co. KGaA 2.24%	451	40,195
		40,195
United Kingdom–0.04%
=†π10X Future Technologies Ltd. Series D	46,779	908,879
		908,879
United States–0.77%
=†πBreeze Aviation Group, Inc. Series B	1,998	334,725
=†πBytedance Ltd. Series E	23,481	3,968,524
•Citigroup Capital XIII 11.96% (TSFR03M + 6.63%) 10/30/40	51,122	1,496,341
=†πDream Finders Homes, Inc.	2,409	2,300,595
=†πExo Imaging, Inc. Series C	103,568	204,029
=†πJumpcloud, Inc. Series E-1	491,634	978,352
=†πJumpcloud, Inc. Series F	32,336	64,349
=†πLessen Holdings, Inc.	53,911	295,971
=†πLoadsmart, Inc. Series C	96,249	684,330
=†πLoadsmart, Inc. Series D	8,526	90,205
=†πMntn Digital Series D	20,836	269,826
=†πNeon Pagamentos SA	3,076	1,254,885
=†πNoodle Partners, Inc. Series C	69,413	210,321
=†πPsiQuantum Corp. Series D	14,776	469,138
=†πRelativity Space, Inc. Series E	29,214	648,259
=†πSambaNova Systems, Inc. Series C	16,831	945,397
=†πSambaNova Systems, Inc. Series D	5,355	300,790
=†πSnorkel AI, Inc. Series C	15,980	108,984
=†πUrsa Major Technologies, Inc.	102,993	305,889
=†πVerge Genomics, Inc. Series B	108,057	699,129
=†πZero Mass Water, Inc. Series C-1	43,479	422,616
		16,052,655
Total Preferred Stocks (Cost $23,843,860)		18,145,017
	Number of Shares	Value (U.S. $)
ΔWARRANTS–0.00%
Brazil–0.00%
†Lavoro Ltd. exp 12/27/27 exercise price USD 11.5000	6,063	$2,425
		2,425
Israel–0.00%
†Innovid Corp. exp 11/30/26 exercise price USD 11.5000	4,887	251
		251
Republic of Korea–0.00%
†Cano Health, Inc. exp 6/03/26 exercise price USD 11.5000	29,130	32
		32
United States–0.00%
=†Crown PropTech Acquisitions exp 12/31/27 exercise price USD 11.5000	12,103	0
†EVgo, Inc. exp 9/15/25 exercise price USD 11.5000	16,129	2,363
†Hippo Holdings, Inc. exp 8/02/26 exercise price USD 287.5000	12,653	279
=†Latch, Inc. exp 6/04/26 exercise price USD 11.5000	20,232	2
†Lightning eMotors, Inc. exp 5/18/25 exercise price USD 11.5000	22,028	9
†Offerpad Solutions, Inc. exp 9/01/26 exercise price USD 11.5000	22,210	80
†Palladyne AI Corp. exp 9/24/26 exercise price USD 11.5000	44,727	1,418
		4,151
Total Warrants (Cost $236,269)		6,859

	Principal Amount°
ΔCONVERTIBLE BONDS–0.14%
Austria–0.04%
ams-OSRAM AG 2.13%, excercise price $2.1250 11/3/27	1,000,000	843,374
		843,374
France–0.02%
^Atos SE 0.00%, excercise price $0.0100 11/6/24	100,000	13,922
^Worldline SA 0.00% 7/30/26	269,000	265,998
		279,920
LVIP BlackRock Global Allocation Fund-10

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCONVERTIBLE BONDS (continued)
India–0.00%
‡REI Agro Ltd. 5.50%, excercise price $5.5000 11/13/14	599,000	$2,995
		2,995
Spain–0.04%
Cellnex Telecom SA 0.75%, excercise price $0.7500 11/20/31	1,000,000	876,410
		876,410
United States–0.04%
AMC Networks, Inc. 4.25%, excercise price $4.2500 2/15/29	417,000	400,672
DISH Network Corp.
^0.00%, excercise price $0.0100 12/15/25	467,000	343,293
3.38%, excercise price $3.3750 8/15/26	195,000	120,931
‡Lightning eMotors, Inc. 7.50%, excercise price $7.5000 5/15/24	253,000	3,110
Stem, Inc. 0.50%, excercise price $0.5000 12/1/28	73,000	29,016
		897,022
Total Convertible Bonds (Cost $3,309,534)		2,899,721
ΔAGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.01%
United States–0.01%
•Freddie Mac STACR REMIC Trust 2022-DNA1 8.74% (SOFR30A + 3.40%) 1/25/42	138,145	142,419
Total Agency Collateralized Mortgage Obligations (Cost $120,228)		142,419
ΔAGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.02%
United States–0.02%
•Fannie Mae-Aces Series 2018-M13 A2 3.86% 9/25/30	63,833	60,374
*♦•Freddie Mac Multifamily Structured Pass Through Certificates
X1 0.94% 5/25/29	6,274,589	180,180
X1 1.13% 10/25/30	1,709,424	84,146
XFX 1.47% 12/25/29	940,146	47,903
X1 1.53% 7/25/30	276,409	18,304
X1 1.69% 4/25/30	542,644	38,989
X1 1.81% 4/25/30	277,722	20,608
Total Agency Commercial Mortgage-Backed Securities (Cost $481,904)		450,504
		Principal Amount°	Value (U.S. $)
ΔAGENCY MORTGAGE-BACKED SECURITY–1.29%
United States–1.29%
Fannie Mae S.F. 30 yr TBA 3.50% 7/1/54		30,468,476	$26,964,601
Total Agency Mortgage-Backed Security (Cost $26,788,455)			26,964,601
ΔCORPORATE BONDS–9.45%
Argentina–0.01%
YPF SA 9.50% 1/17/31		93,000	94,490
			94,490
Australia–0.07%
FMG Resources August 2006 Pty. Ltd. 5.88% 4/15/30		100,000	97,687
Mineral Resources Ltd.
8.00% 11/1/27		100,000	102,307
8.50% 5/1/30		100,000	103,527
9.25% 10/1/28		93,000	97,607
=@Quintis Australia Pty. Ltd. (PIK Rate 12.00%, Cash Rate 12.00%) 16.16% 10/1/28		6,149,065	0
=@Quintis Australia Pty. Ltd. (PIK Rate 7.50%, Cash Rate 8.00%) 7.50% 10/1/26		6,870,789	1,047,795
			1,448,923
Austria–0.04%
ams-OSRAM AG 10.50% 3/30/29	EUR	699,000	783,217
			783,217
Belgium–0.01%
Anheuser-Busch InBev SA 4.00% 9/24/25	GBP	100,000	124,659
μKBC Group NV 1.25% 9/21/27	GBP	100,000	115,627
			240,286
Brazil–0.01%
@Samarco Mineracao SA 9.00% 6/30/31		69,004	64,162
Suzano Austria GmbH 3.13% 1/15/32		200,000	163,711
Vale Overseas Ltd. 6.40% 6/28/54		55,000	54,378
			282,251
Canada–0.12%
1011778 BC ULC/New Red Finance, Inc. 4.00% 10/15/30		200,000	176,060
Air Canada 3.88% 8/15/26		91,000	86,558
Bausch & Lomb Corp. 8.38% 10/1/28		45,000	46,069
Bombardier, Inc. 7.50% 2/1/29		100,000	103,623
LVIP BlackRock Global Allocation Fund-11

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Canada (continued)
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC 6.25% 9/15/27		100,000	$98,419
First Quantum Minerals Ltd.
6.88% 10/15/27		490,000	478,709
9.38% 3/1/29		200,000	208,975
Garda World Security Corp.
7.75% 2/15/28		89,000	90,645
9.50% 11/1/27		160,000	160,740
GFL Environmental, Inc.
4.38% 8/15/29		100,000	92,157
6.75% 1/15/31		100,000	102,018
Methanex Corp. 5.13% 10/15/27		100,000	96,458
Parkland Corp. 4.50% 10/1/29		100,000	91,531
Rogers Communications, Inc. 5.00% 2/15/29		471,000	465,195
Toronto-Dominion Bank 2.88% 4/5/27	GBP	100,000	118,726
Videotron Ltd. 5.13% 4/15/27		100,000	98,458
			2,514,341
Cayman Islands–0.09%
Seagate HDD Cayman
8.25% 12/15/29		646,000	692,835
8.50% 7/15/31		362,000	389,883
9.63% 12/1/32		660,000	752,822
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00% 9/20/25		175,000	127,746
			1,963,286
Chile–0.00%
‡Kenbourne Invest SA 6.88% 11/26/24		200,000	84,769
			84,769
China–0.00%
‡Fantasia Holdings Group Co. Ltd.
10.88% 1/9/23		233,000	3,378
11.75% 4/17/22		204,000	1,769
			5,147
Colombia–0.01%
Ecopetrol SA
8.38% 1/19/36		95,000	93,313
8.88% 1/13/33		100,000	103,276
			196,589
Costa Rica–0.01%
Liberty Costa Rica Senior Secured Finance 10.88% 1/15/31		200,000	212,000
			212,000
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Dominican Republic–0.01%
Aeropuertos Dominicanos Siglo XXI SA 6.75% 3/30/29		200,000	$205,000
			205,000
France–0.42%
μAlstom SA 5.87% 5/29/29	EUR	100,000	108,605
Altice France SA 5.88% 2/1/27	EUR	478,000	386,106
Atos SE
1.00% 11/12/29	EUR	100,000	14,746
1.75% 5/7/25	EUR	200,000	25,574
2.50% 11/7/28	EUR	200,000	27,845
Bertrand Franchise Finance SAS
6.50% 7/18/30	EUR	100,000	107,818
• 7.49% (EURIBOR03M + 3.75%) 7/18/30	EUR	259,000	278,597
BNP Paribas SA
μ 1.68% 6/30/27		215,000	198,647
1.88% 12/14/27	GBP	100,000	113,349
μ 2.13% 1/23/27	EUR	400,000	416,895
3.38% 1/23/26	GBP	100,000	122,631
BPCE SA 4.50% 3/15/25		313,000	308,811
Forvia SE 2.75% 2/15/27	EUR	1,372,000	1,401,963
Goldstory SAS
6.75% 2/1/30	EUR	608,000	659,277
• 7.84% (EURIBOR03M + 4.00%) 2/1/30	EUR	446,000	480,032
Iliad Holding SASU
5.13% 10/15/26	EUR	171,000	183,132
5.63% 10/15/28	EUR	1,289,000	1,374,726
6.88% 4/15/31	EUR	102,000	110,865
7.00% 10/15/28		200,000	198,326
Loxam SAS
5.75% 7/15/27	EUR	479,000	509,502
6.38% 5/31/29	EUR	708,000	781,150
•Nova Alexandre III SAS 9.11% (EURIBOR03M + 5.25%) 7/15/29	EUR	317,000	338,642
Picard Groupe SAS 6.38% 7/1/29	EUR	191,000	204,308
μRCI Banque SA 5.50% 10/9/34	EUR	200,000	213,668
Societe Generale SA 1.88% 10/3/24	GBP	100,000	125,190
			8,690,405
Germany–0.47%
Adler Pelzer Holding GmbH 9.50% 4/1/27	EUR	1,028,000	1,096,269
•APCOA Parking Holdings GmbH 8.91% (EURIBOR03M + 5.00%) 1/15/27	EUR	926,000	993,808
μCommerzbank AG
6.50% 10/9/29	EUR	200,000	210,096
7.88% 10/9/31	EUR	200,000	216,467
LVIP BlackRock Global Allocation Fund-12

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Germany (continued)
μDeutsche Bank AG
4.50% 11/30/26	EUR	400,000	$382,329
6.72% 1/18/29		359,000	370,482
Fraport AG Frankfurt Airport Services Worldwide 4.25% 6/11/32	EUR	250,000	270,442
IHO Verwaltungs GmbH
@ 3.75% 9/15/26	EUR	479,000	505,265
@ 3.88% 5/15/27	EUR	478,000	502,278
8.75% 5/15/28	EUR	477,216	546,821
Mahle GmbH 6.50% 5/2/31	EUR	574,000	625,637
•PrestigeBidCo GmbH 7.46% (EURIBOR03M + 3.75%) 7/1/29	EUR	149,000	160,768
ProGroup AG
5.13% 4/15/29	EUR	168,000	180,392
5.38% 4/15/31	EUR	216,000	229,660
@Tele Columbus AG 10.00% 1/1/29	EUR	583,480	463,972
TK Elevator Holdco GmbH 6.63% 7/15/28	EUR	852,300	878,770
TK Elevator Midco GmbH 4.38% 7/15/27	EUR	1,218,000	1,257,263
TUI Cruises GmbH 6.25% 4/15/29	EUR	389,000	425,973
Volkswagen Financial Services AG 0.88% 1/31/28	EUR	444,000	432,689
			9,749,381
Hong Kong–0.25%
μAIA Group Ltd. 2.70% 4/7/26		238,000	223,422
FWD Group Holdings Ltd. 8.40% 4/5/29		4,623,000	4,722,989
HKT Capital No. 6 Ltd. 3.00% 1/18/32		201,000	172,686
Melco Resorts Finance Ltd. 5.63% 7/17/27		200,000	190,923
			5,310,020
India–0.01%
Indian Railway Finance Corp. Ltd. 3.25% 2/13/30		207,000	186,163
			186,163
Indonesia–0.02%
Freeport Indonesia PT 4.76% 4/14/27		246,000	240,920
Pertamina Persero PT 3.65% 7/30/29		256,000	237,772
			478,692
Ireland–0.03%
Dell Bank International DAC 0.50% 10/27/26	EUR	214,000	213,607
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Ireland (continued)
Flutter Treasury DAC 5.00% 4/29/29	EUR	279,000	$303,107
			516,714
Israel–0.08%
Energean Israel Finance Ltd. 8.50% 9/30/33		106,557	100,697
Leviathan Bond Ltd. 6.75% 6/30/30		41,960	37,407
Teva Pharmaceutical Finance Netherlands II BV
7.38% 9/15/29	EUR	778,000	921,727
7.88% 9/15/31	EUR	406,000	500,483
			1,560,314
Italy–0.30%
μA2A SpA 5.00% 6/11/29	EUR	225,000	238,855
Fiber Midco SpA 10.00% 6/15/29	EUR	217,000	231,990
•Forno d'Asolo SpA 9.21% (EURIBOR03M + 5.50%) 4/30/27	EUR	1,595,000	1,685,960
•IMA Industria Macchine Automatiche SpA 7.65% (EURIBOR03M + 3.75%) 4/15/29	EUR	385,000	415,367
Immobiliare Grande Distribuzione SIIQ SpA 6.25% 5/17/27	EUR	671,360	725,105
μIntesa Sanpaolo SpA 4.20% 6/1/32		300,000	253,816
Lottomatica SpA
5.38% 6/1/30	EUR	102,000	110,602
• 7.05% (EURIBOR03M + 3.25%) 6/1/31	EUR	155,000	168,290
Marcolin SpA 6.13% 11/15/26	EUR	593,000	638,757
Rekeep SpA 7.25% 2/1/26	EUR	566,000	557,665
Shiba Bidco SpA 4.50% 10/31/28	EUR	1,022,000	1,060,281
μUniCredit SpA 5.46% 6/30/35		200,000	187,355
UnipolSai Assicurazioni SpA 4.90% 5/23/34	EUR	100,000	105,451
			6,379,494
Japan–0.16%
μMitsubishi UFJ Financial Group, Inc. 0.96% 10/11/25		200,000	197,213
Nissan Motor Co. Ltd. 2.65% 3/17/26	EUR	244,000	255,647
Rakuten Group, Inc. 9.75% 4/15/29		1,254,000	1,292,560
SoftBank Group Corp.
5.38% 1/8/29	EUR	583,000	622,572
5.75% 7/8/32	EUR	581,000	620,623
LVIP BlackRock Global Allocation Fund-13

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Japan (continued)
Takeda Pharmaceutical Co. Ltd. 2.25% 11/21/26	EUR	392,000	$407,850
			3,396,465
Jersey–0.30%
AA Bond Co. Ltd. 6.50% 1/31/26	GBP	1,781,000	2,234,476
Aston Martin Capital Holdings Ltd. 10.00% 3/31/29		331,000	326,137
=^TER Finance Jersey Ltd. 0.00% 1/2/25		3,854,000	3,685,195
			6,245,808
Kuwait–0.01%
MEGlobal BV 4.25% 11/3/26		200,000	193,185
			193,185
Luxembourg–0.36%
Becton Dickinson Euro Finance SARL 3.55% 9/13/29	EUR	664,000	709,369
Cirsa Finance International SARL 7.88% 7/31/28	EUR	479,000	542,482
CK Hutchison Group Telecom Finance SA 2.63% 10/17/34	GBP	945,000	870,763
Dana Financing Luxembourg SARL
3.00% 7/15/29	EUR	479,000	463,513
8.50% 7/15/31	EUR	479,000	558,451
EIG Pearl Holdings SARL 3.55% 8/31/36		206,000	176,938
Herens Midco SARL 5.25% 5/15/29	EUR	949,000	785,116
INEOS Finance PLC 6.63% 5/15/28	EUR	435,000	480,841
Intelsat Jackson Holdings SA 6.50% 3/15/30		200,000	186,074
•Lion/Polaris Lux 4 SA 7.34% (EURIBOR03M + 3.63%) 7/1/29	EUR	182,000	194,913
Matterhorn Telecom SA 3.13% 9/15/26	EUR	1,432,000	1,492,249
Sani/Ikos Financial Holdings 1 SARL 5.63% 12/15/26	EUR	787,000	833,356
Telenet Finance Luxembourg Notes SARL 5.50% 3/1/28		200,000	189,461
			7,483,526
Macau–0.01%
MGM China Holdings Ltd. 4.75% 2/1/27		200,000	190,524
			190,524
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Malta–0.00%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 9.50% 6/1/28		100,000	$87,663
			87,663
Mexico–0.05%
μBanco Mercantil del Norte SA 5.88% 1/24/27		200,000	187,689
Braskem Idesa SAPI 6.99% 2/20/32		200,000	151,695
Petroleos Mexicanos
5.95% 1/28/31		276,000	222,419
6.70% 2/16/32		159,000	133,127
8.75% 6/2/29		247,000	242,616
Trust Fibra Uno 4.87% 1/15/30		200,000	175,539
			1,113,085
Mult–0.08%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.88% 6/1/28	GBP	1,424,000	1,617,820
			1,617,820
Netherlands–0.32%
Boels Topholding BV
5.75% 5/15/30	EUR	598,000	648,754
6.25% 2/15/29	EUR	708,000	788,424
μBraskem Netherlands Finance BV 8.50% 1/23/81		200,000	200,192
μCooperatieve Rabobank UA 1.88% 7/12/28	GBP	100,000	114,744
Embraer Netherlands Finance BV 7.00% 7/28/30		200,000	208,705
Heimstaden Bostad Treasury BV
0.63% 7/24/25	EUR	359,000	358,316
1.38% 3/3/27	EUR	359,000	333,387
ING Groep NV 3.00% 2/18/26	GBP	100,000	122,195
Minejesa Capital BV 4.63% 8/10/30		189,679	181,833
Nobian Finance BV 3.63% 7/15/26	EUR	479,000	504,029
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.15% 5/1/27		113,000	106,847
Q-Park Holding I BV 5.13% 2/15/30	EUR	264,000	282,024
Sigma Holdco BV 5.75% 5/15/26	EUR	425,000	446,278
Sunrise FinCo I BV 4.88% 7/15/31		410,000	372,286
Teva Pharmaceutical Finance Netherlands II BV
1.88% 3/31/27	EUR	235,000	234,377
3.75% 5/9/27	EUR	465,000	485,849
LVIP BlackRock Global Allocation Fund-14

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Netherlands (continued)
•United Group BV 8.08% (EURIBOR03M + 4.25%) 2/15/31	EUR	478,000	$515,114
VZ Secured Financing BV 5.00% 1/15/32		200,000	170,534
VZ Vendor Financing II BV 2.88% 1/15/29	EUR	709,000	654,292
			6,728,180
Panama–0.01%
Aeropuerto Internacional de Tocumen SA 5.13% 8/11/61		200,000	146,782
			146,782
Peru–0.00%
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24% 7/3/36		55,000	55,055
			55,055
Republic of Korea–0.02%
μHanwha Life Insurance Co. Ltd. 3.38% 2/4/32		200,000	187,253
LG Electronics, Inc. 5.63% 4/24/27		200,000	201,005
			388,258
Singapore–0.01%
BOC Aviation Ltd. 3.50% 9/18/27		222,000	210,075
			210,075
Spain–0.04%
μBanco Bilbao Vizcaya Argentaria SA 6.88% 12/13/30	EUR	200,000	211,593
μBanco Santander SA 3.13% 10/6/26	GBP	200,000	245,000
Kaixo Bondco Telecom SA 5.13% 9/30/29	EUR	207,000	215,036
Telefonica Emisiones SA 5.38% 2/2/26	GBP	133,000	168,291
			839,920
Sweden–0.13%
Intrum AB 3.00% 9/15/27	EUR	406,000	280,033
μSwedbank AB 1.38% 12/8/27	GBP	100,000	115,480
Verisure Holding AB
3.25% 2/15/27	EUR	424,000	435,920
3.88% 7/15/26	EUR	236,000	249,585
7.13% 2/1/28	EUR	234,000	261,378
9.25% 10/15/27	EUR	459,000	519,831
Verisure Midholding AB 5.25% 2/15/29	EUR	908,000	948,595
			2,810,822
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Switzerland–0.08%
μUBS Group AG
0.65% 1/14/28	EUR	840,000	$832,037
2.19% 6/5/26		338,000	326,636
4.49% 5/12/26		200,000	197,641
5.62% 9/13/30		354,000	355,508
			1,711,822
Tanzania (United Republic Of)–0.01%
AngloGold Ashanti Holdings PLC 3.75% 10/1/30		208,000	181,502
			181,502
United Arab Emirates–0.04%
μDP World Salaam 6.00% 10/1/25		200,000	198,500
Shelf Drilling Holdings Ltd. 9.63% 4/15/29		668,000	638,796
			837,296
United Kingdom–1.19%
Allwyn Entertainment Financing U.K. PLC 7.25% 4/30/30	EUR	478,000	540,710
Ardonagh Finco Ltd. 6.88% 2/15/31	EUR	1,606,000	1,674,091
Barclays PLC
3.25% 2/12/27	GBP	100,000	119,594
5.20% 5/12/26		200,000	197,704
BCP V Modular Services Finance II PLC
6.13% 11/30/28	GBP	1,108,000	1,277,367
6.13% 11/30/28	GBP	822,000	947,650
BCP V Modular Services Finance PLC 6.75% 11/30/29	EUR	887,000	800,319
Bellis Finco PLC 4.00% 2/16/27	GBP	953,000	1,105,601
BG Energy Capital PLC 5.13% 12/1/25	GBP	133,000	167,547
Boparan Finance PLC 7.63% 11/30/25	GBP	1,266,000	1,560,741
BP Capital Markets PLC 2.52% 4/7/28	EUR	503,000	520,770
μCentrica PLC 6.50% 5/21/55	GBP	125,000	159,592
Deuce Finco PLC
5.50% 6/15/27	GBP	1,422,000	1,717,963
5.50% 6/15/27	GBP	945,000	1,141,684
eG Global Finance PLC
11.00% 11/30/28	EUR	488,000	555,745
12.00% 11/30/28		487,000	518,498
INEOS Quattro Finance 2 PLC 8.50% 3/15/29	EUR	251,000	284,601
Informa PLC 3.13% 7/5/26	GBP	100,000	120,780
Kane Bidco Ltd. 6.50% 2/15/27	GBP	616,000	759,242
Lloyds Banking Group PLC 2.25% 10/16/24	GBP	100,000	125,143
LVIP BlackRock Global Allocation Fund-15

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United Kingdom (continued)
Market Bidco Finco PLC
4.75% 11/4/27	EUR	286,000	$290,212
5.50% 11/4/27	GBP	626,000	731,985
Marks & Spencer PLC 3.75% 5/19/26	GBP	827,000	1,015,957
National Grid PLC 0.16% 1/20/28	EUR	564,000	533,744
μNatWest Group PLC 3.13% 3/28/27	GBP	100,000	121,598
Pinewood Finco PLC 6.00% 3/27/30	GBP	764,000	948,871
Punch Finance PLC 6.13% 6/30/26	GBP	1,496,000	1,857,242
Rolls-Royce PLC 3.63% 10/14/25		423,000	409,991
Thames Water Utilities Finance PLC 4.00% 6/19/25	GBP	100,000	113,908
Unique Pub Finance Co. PLC 6.46% 3/30/32	GBP	214,000	280,210
Virgin Media Finance PLC 5.00% 7/15/30		200,000	164,909
Virgin Media Secured Finance PLC
4.13% 8/15/30	GBP	707,000	741,786
4.25% 1/15/30	GBP	575,000	617,829
4.50% 8/15/30		200,000	169,587
Virgin Media Vendor Financing Notes III DAC 4.88% 7/15/28	GBP	1,123,000	1,266,978
Vmed O2 U.K. Financing I PLC 4.50% 7/15/31	GBP	472,000	492,091
μVodafone Group PLC 8.00% 8/30/86	GBP	709,000	960,773
			25,013,013
United States–4.67%
Adient Global Holdings Ltd. 4.88% 8/15/26		200,000	194,515
Affinity Interactive 6.88% 12/15/27		168,000	148,136
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.25% 3/15/26		100,000	96,060
6.50% 2/15/28		100,000	100,474
Alexander Funding Trust II 7.47% 7/31/28		145,000	153,432
Allegiant Travel Co. 7.25% 8/15/27		252,000	239,825
Allied Universal Holdco LLC 7.88% 2/15/31		200,000	200,520
Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75% 7/15/27		188,000	186,852
Allison Transmission, Inc. 4.75% 10/1/27		100,000	96,591
AMC Networks, Inc.
4.25% 2/15/29		570,000	384,533
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
AMC Networks, Inc. (continued)
10.25% 1/15/29		317,000	$312,308
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50% 4/20/26		50,000	49,556
5.75% 4/20/29		100,000	97,287
American Axle & Manufacturing, Inc. 5.00% 10/1/29		100,000	91,707
American Tower Corp. 0.45% 1/15/27	EUR	983,000	971,864
AmeriGas Partners LP/AmeriGas Finance Corp. 9.38% 6/1/28		100,000	102,645
Amgen, Inc.
2.30% 2/25/31		226,000	189,908
5.25% 3/2/25		611,000	609,763
5.50% 12/7/26	GBP	100,000	127,487
5.51% 3/2/26		1,019,000	1,018,804
Amkor Technology, Inc. 6.63% 9/15/27		190,000	190,505
Antero Midstream Partners LP/Antero Midstream Finance Corp. 6.63% 2/1/32		100,000	100,900
Aon North America, Inc. 5.15% 3/1/29		411,000	409,854
Aramark Services, Inc. 5.00% 2/1/28		100,000	96,712
Archrock Partners LP/Archrock Partners Finance Corp. 6.25% 4/1/28		100,000	99,038
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.13% 8/15/26		1,476,000	1,281,119
Ares Capital Corp.
2.15% 7/15/26		27,000	24,953
3.88% 1/15/26		203,000	196,003
Asbury Automotive Group, Inc. 4.50% 3/1/28		100,000	94,747
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 8.25% 12/31/28		100,000	102,450
AT&T, Inc.
2.90% 12/4/26	GBP	152,000	182,138
5.50% 3/15/27	GBP	50,000	63,326
Avantor Funding, Inc. 3.88% 11/1/29		100,000	90,936
Aviation Capital Group LLC 1.95% 9/20/26		18,000	16,589
Avient Corp. 7.13% 8/1/30		100,000	101,909
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.00% 2/15/31		100,000	99,031
Ball Corp. 6.00% 6/15/29		100,000	100,537
LVIP BlackRock Global Allocation Fund-16

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
μBank of America Corp.
1.90% 7/23/31		110,000	$90,606
1.92% 10/24/31		326,000	266,704
1.95% 10/27/26	EUR	399,000	417,244
2.50% 2/13/31		513,000	443,411
3.37% 1/23/26		620,000	611,420
3.42% 12/20/28		589,000	553,851
5.47% 1/23/35		805,000	804,186
Bath & Body Works, Inc. 6.63% 10/1/30		100,000	100,312
Baxter International, Inc. 2.27% 12/1/28		471,000	415,127
Berry Global, Inc. 1.57% 1/15/26		730,000	685,841
Big River Steel LLC/BRS Finance Corp. 6.63% 1/31/29		300,000	300,668
Blackstone Private Credit Fund 7.05% 9/29/25		266,000	268,562
Block, Inc. 2.75% 6/1/26		100,000	94,460
Broadcom, Inc.
2.45% 2/15/31		246,000	207,159
4.75% 4/15/29		564,000	556,270
Buckeye Partners LP 4.50% 3/1/28		100,000	93,941
Builders FirstSource, Inc. 4.25% 2/1/32		100,000	88,393
Caesars Entertainment, Inc. 8.13% 7/1/27		200,000	204,066
California Resources Corp. 8.25% 6/15/29		266,000	271,545
Calpine Corp.
4.63% 2/1/29		100,000	92,780
5.25% 6/1/26		100,000	98,893
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28		756,000	715,903
Catalent Pharma Solutions, Inc. 5.00% 7/15/27		100,000	98,056
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 2/1/31		200,000	163,288
4.50% 5/1/32		200,000	161,084
5.13% 5/1/27		100,000	96,015
5.38% 6/1/29		100,000	90,976
6.38% 9/1/29		100,000	95,053
Charles River Laboratories International, Inc. 3.75% 3/15/29		100,000	91,250
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25% 1/15/29		306,000	261,533
5.05% 3/30/29		471,000	452,957
Chemours Co. 5.75% 11/15/28		100,000	92,325
Chesapeake Energy Corp. 6.75% 4/15/29		100,000	100,192
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Churchill Downs, Inc. 6.75% 5/1/31		100,000	$100,541
Citigroup, Inc.
μ 1.25% 7/6/26	EUR	399,000	416,627
μ 1.28% 11/3/25		683,000	672,333
1.75% 10/23/26	GBP	100,000	117,182
μ 2.56% 5/1/32		302,000	251,674
μ 2.98% 11/5/30		466,000	415,049
μ 4.15% 11/15/26		94,000	87,737
μ 5.17% 2/13/30		412,000	409,600
μCitizens Bank NA 6.06% 10/24/25		250,000	249,861
Civitas Resources, Inc. 8.38% 7/1/28		705,000	738,719
Clarios Global LP/Clarios U.S. Finance Co. 6.25% 5/15/26		100,000	99,900
Clear Channel Outdoor Holdings, Inc.
5.13% 8/15/27		100,000	95,498
9.00% 9/15/28		100,000	104,696
Cleveland-Cliffs, Inc. 7.00% 3/15/32		100,000	98,868
Cloud Software Group, Inc.
6.50% 3/31/29		475,000	456,149
9.00% 9/30/29		188,000	182,401
Clydesdale Acquisition Holdings, Inc. 8.75% 4/15/30		285,000	278,917
CNX Resources Corp. 7.25% 3/1/32		100,000	101,937
Comcast Corp.
0.25% 9/14/29	EUR	234,000	212,639
3.95% 10/15/25		166,000	163,383
CommScope Technologies LLC 6.00% 6/15/25		384,000	312,860
CommScope, Inc. 6.00% 3/1/26		230,000	201,836
Comstock Resources, Inc. 6.75% 3/1/29		100,000	96,912
Coty, Inc.
3.88% 4/15/26	EUR	1,152,000	1,226,333
5.00% 4/15/26		100,000	98,680
5.75% 9/15/28	EUR	152,000	169,499
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75% 2/1/26		100,000	98,279
CrownRock LP/CrownRock Finance, Inc. 5.00% 5/1/29		100,000	99,190
CSC Holdings LLC
5.50% 4/15/27		400,000	324,456
11.25% 5/15/28		200,000	174,177
11.75% 1/31/29		363,000	309,586
Dana, Inc. 4.25% 9/1/30		100,000	87,294
Darling Ingredients, Inc. 5.25% 4/15/27		100,000	97,868
LVIP BlackRock Global Allocation Fund-17

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Delta Air Lines, Inc. 7.38% 1/15/26		100,000	$102,001
Directv Financing LLC 8.88% 2/1/30		100,000	97,872
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88% 8/15/27		100,000	94,059
DISH DBS Corp. 5.88% 11/15/24		691,000	656,148
DT Midstream, Inc. 4.13% 6/15/29		100,000	92,385
Duke Energy Corp. 3.10% 6/15/28	EUR	393,000	410,701
Edgewell Personal Care Co. 4.13% 4/1/29		100,000	92,053
μEdison International 7.88% 6/15/54		175,000	180,319
Elevance Health, Inc. 4.10% 3/1/28		318,000	307,328
Encompass Health Corp. 4.75% 2/1/30		100,000	93,570
Energizer Holdings, Inc. 4.75% 6/15/28		100,000	93,614
EnLink Midstream LLC
5.63% 1/15/28		100,000	99,396
6.50% 9/1/30		100,000	102,356
EnLink Midstream Partners LP 4.85% 7/15/26		100,000	98,141
Entegris, Inc. 4.75% 4/15/29		200,000	191,351
EQM Midstream Partners LP
6.00% 7/1/25		100,000	100,020
6.50% 7/1/27		100,000	101,074
7.50% 6/1/27		90,000	91,909
7.50% 6/1/30		95,000	101,383
Esab Corp. 6.25% 4/15/29		250,000	251,499
Fair Isaac Corp. 5.25% 5/15/26		100,000	98,925
Ferrellgas LP/Ferrellgas Finance Corp. 5.88% 4/1/29		100,000	92,005
Fidelity National Information Services, Inc. 1.50% 5/21/27	EUR	415,000	419,320
FirstEnergy Corp. 4.15% 7/15/27		100,000	95,955
Ford Motor Credit Co. LLC
4.87% 8/3/27	EUR	271,000	297,574
5.80% 3/8/29		635,000	632,770
Freedom Mortgage Corp. 12.00% 10/1/28		200,000	214,754
Frontier Communications Holdings LLC
5.00% 5/1/28		100,000	94,209
8.63% 3/15/31		785,000	808,649
8.75% 5/15/30		1,076,000	1,108,756
Frontier Florida LLC 6.86% 2/1/28		939,000	941,347
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Frontier North, Inc. 6.73% 2/15/28		444,000	$439,560
Full House Resorts, Inc. 8.25% 2/15/28		27,000	25,867
GCI LLC 4.75% 10/15/28		146,000	133,266
Gen Digital, Inc. 6.75% 9/30/27		100,000	101,269
General Mills, Inc.
0.13% 11/15/25	EUR	659,000	672,356
0.45% 1/15/26	EUR	520,000	529,772
General Motors Financial Co., Inc.
2.40% 10/15/28		475,000	419,775
4.30% 2/15/29	EUR	280,000	304,827
4.30% 4/6/29		570,000	541,523
5.35% 7/15/27		390,000	388,905
Global Payments, Inc.
4.88% 3/17/31	EUR	193,000	213,463
4.95% 8/15/27		285,000	282,166
Goldman Sachs Group, Inc.
0.25% 1/26/28	EUR	455,000	436,249
0.88% 5/9/29	EUR	437,000	411,168
μ 1.54% 9/10/27		471,000	432,591
μ 1.95% 10/21/27		306,000	282,570
7.25% 4/10/28	GBP	50,000	67,515
Goodyear Tire & Rubber Co.
5.00% 5/31/26		100,000	98,316
5.00% 7/15/29		100,000	93,079
GoTo Group, Inc.
5.50% 5/1/28		372,950	294,735
5.50% 5/1/28		346,379	138,552
• 10.18% (SOFRTE01M + 4.75%) 4/28/28		589,335	519,352
Gray Television, Inc. 7.00% 5/15/27		200,000	184,141
H&E Equipment Services, Inc. 3.88% 12/15/28		100,000	90,227
Hanesbrands, Inc. 9.00% 2/15/31		100,000	104,774
HAT Holdings I LLC/HAT Holdings II LLC 3.38% 6/15/26		273,000	257,425
HCA, Inc.
3.38% 3/15/29		212,000	194,871
3.50% 9/1/30		587,000	529,495
4.13% 6/15/29		326,000	308,692
4.50% 2/15/27		188,000	183,706
5.25% 6/15/26		330,000	328,526
5.45% 4/1/31		125,000	124,910
5.63% 9/1/28		563,000	568,022
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 7.88% 5/1/29	EUR	622,000	666,813
Hertz Corp. 5.00% 12/1/29		100,000	61,411
LVIP BlackRock Global Allocation Fund-18

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Hess Midstream Operations LP 5.63% 2/15/26		100,000	$99,246
Hilcorp Energy I LP/Hilcorp Finance Co. 8.38% 11/1/33		100,000	106,576
Hilton Domestic Operating Co., Inc. 5.75% 5/1/28		200,000	199,005
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. 5.00% 6/1/29		100,000	93,245
Hologic, Inc. 4.63% 2/1/28		100,000	95,675
Hyatt Hotels Corp. 5.38% 4/23/25		331,000	329,656
International Business Machines Corp. 3.38% 2/6/27	EUR	382,000	408,718
International Flavors & Fragrances, Inc. 1.83% 10/15/27		260,000	232,135
IQVIA, Inc. 5.00% 10/15/26		200,000	196,235
Iron Mountain, Inc.
4.50% 2/15/31		100,000	90,268
5.25% 3/15/28		100,000	96,762
7.00% 2/15/29		100,000	101,759
μJPMorgan Chase & Co.
0.77% 8/9/25		231,000	229,736
0.99% 4/28/26	GBP	100,000	121,890
1.09% 3/11/27	EUR	415,000	425,656
1.58% 4/22/27		542,000	505,799
4.32% 4/26/28		1,036,000	1,010,653
4.57% 6/14/30		1,019,000	989,047
Lamar Media Corp. 4.88% 1/15/29		100,000	96,093
Lamb Weston Holdings, Inc. 4.13% 1/31/30		100,000	90,810
Las Vegas Sands Corp. 2.90% 6/25/25		200,000	194,100
Level 3 Financing, Inc.
4.63% 9/15/27		696,000	359,814
11.00% 11/15/29		670,670	686,299
LGI Homes, Inc. 8.75% 12/15/28		627,000	653,086
Lions Gate Capital Holdings 1, Inc. 5.50% 4/15/29		1,881,000	1,670,178
Lithia Motors, Inc. 4.38% 1/15/31		100,000	89,024
Live Nation Entertainment, Inc. 6.50% 5/15/27		100,000	100,573
Lowe's Cos., Inc. 4.80% 4/1/26		412,000	408,523
Macy's Retail Holdings LLC 5.88% 4/1/29		100,000	97,049
Match Group Holdings II LLC 4.63% 6/1/28		100,000	93,572
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Mauser Packaging Solutions Holding Co. 7.88% 4/15/27		732,000	$746,634
Medline Borrower LP
3.88% 4/1/29		200,000	184,182
5.25% 10/1/29		100,000	95,433
MGM Resorts International 5.75% 6/15/25		100,000	99,674
μMorgan Stanley
0.86% 10/21/25		142,000	139,806
1.16% 10/21/25		275,000	271,029
1.34% 10/23/26	EUR	506,000	525,704
2.24% 7/21/32		122,000	99,663
3.77% 1/24/29		587,000	558,770
5.47% 1/18/35		495,000	493,708
5.65% 4/13/28		1,015,000	1,025,053
Murphy Oil Corp. 5.88% 12/1/27		100,000	99,876
Nasdaq, Inc. 4.50% 2/15/32	EUR	281,000	314,535
NCL Corp. Ltd.
8.13% 1/15/29		100,000	104,775
8.38% 2/1/28		100,000	104,494
NCR Atleos Corp. 9.50% 4/1/29		470,000	507,948
Netflix, Inc. 3.63% 5/15/27	EUR	753,000	810,182
Newell Brands, Inc. 5.70% 4/1/26		100,000	98,770
Nexstar Media, Inc.
4.75% 11/1/28		100,000	88,910
5.63% 7/15/27		100,000	95,001
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.13% 2/15/29		100,000	101,891
Nordstrom, Inc. 4.25% 8/1/31		100,000	88,919
Novelis Corp. 3.88% 8/15/31		100,000	86,578
NRG Energy, Inc. 3.38% 2/15/29		100,000	88,956
NuStar Logistics LP 5.75% 10/1/25		100,000	99,374
Olin Corp. 5.63% 8/1/29		100,000	98,089
Olympus Water U.S. Holding Corp. 9.75% 11/15/28		458,000	484,551
ONEOK Partners LP 4.90% 3/15/25		1,007,000	1,001,201
Open Text Holdings, Inc. 4.13% 12/1/31		100,000	87,895
Oracle Corp.
2.30% 3/25/28		811,000	733,228
2.88% 3/25/31		815,000	703,732
Organon & Co./Organon Foreign Debt Co.-Issuer BV 5.13% 4/30/31		300,000	269,476
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.25% 1/15/29		100,000	91,182
LVIP BlackRock Global Allocation Fund-19

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Pacific Gas & Electric Co. 6.10% 1/15/29		712,000	$728,708
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38% 10/15/28		100,000	93,312
Paramount Global
μ 6.38% 3/30/62		665,000	587,300
7.88% 7/30/30		471,000	482,088
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer 5.88% 10/1/28		100,000	98,565
PBF Holding Co. LLC/PBF Finance Corp. 7.88% 9/15/30		100,000	102,373
PennyMac Financial Services, Inc. 7.88% 12/15/29		100,000	103,118
Performance Food Group, Inc. 4.25% 8/1/29		100,000	91,041
Permian Resources Operating LLC 8.00% 4/15/27		215,000	219,825
PG&E Corp. 5.25% 7/1/30		100,000	95,503
Pilgrim's Pride Corp.
3.50% 3/1/32		100,000	85,044
6.88% 5/15/34		100,000	106,427
Pitney Bowes, Inc. 6.88% 3/15/27		1,478,000	1,396,064
Post Holdings, Inc. 5.63% 1/15/28		100,000	98,450
PPG Industries, Inc. 1.88% 6/1/25	EUR	384,000	404,095
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.63% 9/1/29		100,000	71,915
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75% 4/15/26		100,000	99,240
6.25% 1/15/28		100,000	98,542
Procter & Gamble Co. 4.88% 5/11/27	EUR	268,000	300,290
Rand Parent LLC 8.50% 2/15/30		976,000	988,113
Republic Services, Inc. 4.88% 4/1/29		353,000	350,069
RHP Hotel Properties LP/RHP Finance Corp. 4.50% 2/15/29		100,000	93,781
RingCentral, Inc. 8.50% 8/15/30		935,000	975,884
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. 3.63% 3/1/29		100,000	90,713
Rockies Express Pipeline LLC 4.95% 7/15/29		100,000	94,139
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Sabre Global, Inc.
8.63% 6/1/27	882,000	$812,556
11.25% 12/15/27	693,000	673,652
Sally Holdings LLC/Sally Capital, Inc. 6.75% 3/1/32	361,000	356,642
Santander Holdings USA, Inc. 3.45% 6/2/25	110,000	107,618
SBA Communications Corp.
3.13% 2/1/29	100,000	89,155
3.88% 2/15/27	100,000	95,303
Scotts Miracle-Gro Co. 4.38% 2/1/32	100,000	86,148
Sealed Air Corp./Sealed Air Corp. U.S. 7.25% 2/15/31	100,000	102,960
Sensata Technologies, Inc. 4.38% 2/15/30	100,000	91,840
Service Corp. International 4.00% 5/15/31	100,000	89,058
Service Properties Trust
4.38% 2/15/30	100,000	70,633
4.95% 2/15/27	100,000	90,872
8.38% 6/15/29	1,242,000	1,220,894
8.63% 11/15/31	284,000	296,017
8.88% 6/15/32	1,352,000	1,261,058
Sirius XM Radio, Inc.
3.13% 9/1/26	100,000	94,084
3.88% 9/1/31	100,000	81,633
4.00% 7/15/28	100,000	90,335
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88% 11/1/28	194,000	200,590
Six Flags Entertainment Corp. 7.25% 5/15/31	100,000	101,811
Solventum Corp. 5.40% 3/1/29	518,000	516,419
=π^Sonder Secured Notes 0.00% 1/19/27	1,388,837	1,222,176
Southern California Edison Co.
4.20% 3/1/29	380,000	363,596
6.65% 4/1/29	142,000	148,600
Southwestern Energy Co. 4.75% 2/1/32	100,000	91,992
Spirit AeroSystems, Inc.
9.38% 11/30/29	588,000	633,063
9.75% 11/15/30	1,441,000	1,589,590
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 9/20/29	90,938	90,369
Standard Industries, Inc. 4.38% 7/15/30	100,000	90,352
Starwood Property Trust, Inc. 3.63% 7/15/26	100,000	94,067
STL Holding Co. LLC 8.75% 2/15/29	251,000	261,969
LVIP BlackRock Global Allocation Fund-20

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Sunoco LP/Sunoco Finance Corp. 7.00% 9/15/28		100,000	$102,501
Talen Energy Supply LLC 8.63% 6/1/30		250,000	266,556
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 7.38% 2/15/29		100,000	100,489
Taylor Morrison Communities, Inc. 5.75% 1/15/28		100,000	99,117
TEGNA, Inc. 5.00% 9/15/29		100,000	88,302
Tempur Sealy International, Inc. 4.00% 4/15/29		100,000	90,182
Tenet Healthcare Corp. 6.75% 5/15/31		300,000	304,504
Tenneco, Inc. 8.00% 11/17/28		596,000	542,566
μTexas Capital Bancshares, Inc. 4.00% 5/6/31		470,000	425,978
•Texas Capital Bank NA 9.96% (LIBOR01M + 4.50%) 9/30/24		479,263	478,226
Thermo Fisher Scientific, Inc. 1.38% 9/12/28	EUR	418,000	413,618
T-Mobile USA, Inc.
2.70% 3/15/32		530,000	443,411
3.50% 4/15/31		342,000	307,258
TransDigm, Inc.
4.63% 1/15/29		200,000	186,608
6.63% 3/1/32		200,000	202,012
Transocean, Inc. 8.25% 5/15/29		364,000	364,902
Travel & Leisure Co. 6.63% 7/31/26		100,000	100,756
μTruist Financial Corp. 5.44% 1/24/30		254,000	253,338
U.S. Foods, Inc. 4.75% 2/15/29		100,000	94,848
United Airlines, Inc.
4.38% 4/15/26		100,000	96,601
4.63% 4/15/29		100,000	93,131
United Rentals North America, Inc.
4.88% 1/15/28		100,000	96,920
5.50% 5/15/27		100,000	99,230
United Wholesale Mortgage LLC 5.50% 11/15/25		100,000	99,277
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.50% 2/15/28		842,000	824,556
Univision Communications, Inc. 8.00% 8/15/28		265,000	258,435
USA Compression Partners LP/USA Compression Finance Corp. 6.88% 9/1/27		100,000	100,187
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
•USB Capital IX 6.61% (TSFR03M + 1.28%) 7/29/24		411,000	$341,460
Venture Global Calcasieu Pass LLC 6.25% 1/15/30		100,000	101,490
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.50% 9/1/25		105,000	90,797
Verizon Communications, Inc.
1.13% 11/3/28	GBP	100,000	108,404
4.25% 10/31/30	EUR	363,000	402,618
VF Corp. 2.40% 4/23/25		110,000	106,937
VICI Properties LP/VICI Note Co., Inc.
4.50% 9/1/26		114,000	110,781
4.63% 6/15/25		141,000	139,157
Vistra Operations Co. LLC
5.63% 2/15/27		1,241,000	1,220,202
7.75% 10/15/31		540,000	562,351
VMware LLC 4.65% 5/15/27		235,000	231,281
Walgreens Boots Alliance, Inc. 3.45% 6/1/26		100,000	94,088
Wells Fargo & Co.
1.38% 10/26/26	EUR	415,000	421,806
1.50% 5/24/27	EUR	634,000	640,033
μ 4.81% 7/25/28		835,000	823,464
μ 5.50% 1/23/35		1,025,000	1,021,405
Western Digital Corp. 4.75% 2/15/26		100,000	97,904
WRKCo, Inc. 4.00% 3/15/28		94,000	90,011
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27		100,000	97,545
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13% 2/15/31		100,000	103,692
Yum! Brands, Inc. 4.63% 1/31/32		100,000	91,968
Zayo Group Holdings, Inc. 4.00% 3/1/27		406,000	324,705
			97,844,758
Total Corporate Bonds (Cost $208,202,347)			197,997,041
ΔLOAN AGREEMENTS–2.65%
Belgium–0.03%
+Finco Utilitas BV 0.00% 9/26/30	EUR	520,000	556,371
			556,371
Canada–0.01%
•Kronos Acquisition Holdings, Inc. 11.49% (SOFRTE03M + 6.00%) 12/22/26		187,654	187,653
			187,653
LVIP BlackRock Global Allocation Fund-21

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
Finland–0.01%
•Mehilainen Yhtiot Oy 7.65% (EURIBOR01M + 4.00%) 8/9/28	EUR	314,020	$336,175
			336,175
France–0.29%
•Babilou Group 7.89% (EURIBOR03M + 4.00%) 11/17/27	EUR	3,065,234	3,269,484
=+HomeVI SAS 0.00% 10/31/29	EUR	1,000,000	1,049,531
•Parts Europe SA 7.65% (EURIBOR03M + 3.75%) 2/3/31	EUR	1,584,700	1,695,727
			6,014,742
Germany–0.26%
+Apleona Holding GmbH 0.00% 4/28/28	EUR	1,200,234	1,285,391
•Mosel Bidco SE 8.22% (EURIBOR03M + 4.50%) 9/16/30	EUR	1,614,600	1,728,673
•Nidda Healthcare Holding AG 7.32% (EURIBOR03M + 3.50%) 8/21/26	EUR	1,439,394	1,542,671
•TK Elevator Midco GMBH 7.93% (EURIBOR03M + 4.00%) 4/30/30	EUR	759,600	811,167
			5,367,902
Jersey–0.05%
=π•Vita Global FinCo Ltd.
10.74% (EURIBOR06M + 7.00%) 7/6/27	EUR	593,657	607,994
12.19% (SONIA + 7.00%) 7/6/27	GBP	363,464	439,928
			1,047,922
Netherlands–0.51%
+Median BV 0.00% 10/14/27	EUR	981,818	1,031,952
+Peer Holding III BV 0.00% 6/20/31	EUR	2,400,000	2,564,498
•Unit4 NV 7.22% (EURIBOR03M + 3.50%) 6/29/28	EUR	682,733	721,917
•Upfield BV 10.98% (SONIA + 5.75%) 1/3/28	GBP	1,543,000	1,943,542
•Ziggo BV 6.60% (EURIBOR01M + 3.00%) 1/31/29	EUR	4,186,717	4,390,875
			10,652,784
Norway–0.02%
+Sector Alarm Holding AS 0.00% 6/12/29	EUR	406,916	434,262
			434,262
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
Spain–0.16%
+Aernnova Aerospace SAU 0.00% 2/27/30	EUR	1,302,917	$1,388,006
•Areas Worldwide SA 8.74% (EURIBOR03M + 5.00%) 12/31/29	EUR	1,219,531	1,297,895
+Europa University Education Group SL 0.00% 6/13/31	EUR	741,599	791,833
			3,477,734
United Kingdom–0.43%
•Bellis Acquisition Co. PLC 7.80% (EURIBOR03M + 4.00%) 5/14/31	EUR	1,237,872	1,312,032
•CD&R Firefly Bidco Ltd. 11.06% (SONIA + 5.75%) 6/21/28	GBP	478,700	605,015
•GVC Holdings Ltd. 6.92% (EURIBOR06M + 3.25%) 6/30/28	EUR	723,530	774,989
•INEOS Finance PLC 7.12% (EURIBOR03M + 3.50%) 10/29/27	EUR	1,000,000	1,071,751
•INEOS Quattro Holdings U.K. Ltd. 8.15% (EURIBOR01M + 4.50%) 4/2/29	EUR	902,737	963,616
+Lorca Holdco Ltd. 0.00% 3/25/31	EUR	1,326,229	1,416,724
•Market Bidco Ltd. 8.58% (EURIBOR03M + 4.75%) 11/4/27	EUR	355,500	379,223
=π•Mercia A-1 7.60% (SONIA + 2.40%) 4/9/26	GBP	455,979	576,104
=π•Mercia A-2 7.60% (SONIA + 2.40%) 4/9/26	GBP	1,390,332	1,756,605
=π•Mercia B-1 7.60% (SONIA + 2.40%) 4/9/26	GBP	80,087	101,185
			8,957,244
United States–0.88%
•Aimbridge Acquisition Co., Inc. 10.21% (SOFRTE01M + 4.75%) 2/2/26		1,035,938	1,018,462
•Altar Bidco, Inc. 10.40% (SOFR CME03M + 5.60%) 2/1/30		1,680,278	1,638,271
•American Auto Auction Group LLC 10.48% (SOFRTE03M + 5.00%) 12/30/27		170,809	170,339
@•Avaya, Inc. 6.83% (SOFR CME01M + 3.00%) 8/1/28		4,501	3,867
=π•CML Trigrams 7.58% (SOFR CME01M + 2.25%) 9/15/24		737,981	737,981
•Cotiviti Corp. 8.58% (SOFR CME01M + 3.25%) 5/1/31		408,975	406,419
LVIP BlackRock Global Allocation Fund-22

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
=π•Cypher Bidco 8.34% (EURIBOR06M + 4.50%) 12/30/28	EUR	1,485,170	$1,528,989
•Digital Room Holdings, Inc. 10.69% (SOFRTE01M + 5.25%) 12/21/28		354,541	339,916
•DirecTV Financing LLC 10.46% (SOFR CME01M + 5.00%) 8/2/27		226,703	226,930
•ECL Entertainment LLC 9.34% (SOFR CME01M + 4.00%) 8/31/30		1,258,605	1,261,752
•Emerald Technologies Acquisitionco, Inc. 11.75% (SOFRTE03M + 6.25%) 12/29/27		419,588	369,237
•First Brands Group LLC 8.87% (EURIBOR03M + 5.00%) 3/30/27	EUR	741,837	793,478
=π•Galaxy Universal LLC 11.79% (SOFR CME03M + 6.25%) 11/12/26		1,340,445	1,320,269
•GoTo Group, Inc. 10.18% (SOFRTE01M + 4.75%) 4/28/28		482,137	242,100
=π•Green Plains Operating Co. LLC 13.60% (LIBOR03M + 8.00%) 7/20/26		899,615	888,370
•Hydrofarm Holdings LLC 10.96% (SOFRTE01M + 5.50%) 10/25/28		261,566	210,561
+Indy U.S. Holdco LLC 0.00% 3/6/28	EUR	2,000,000	2,137,896
•J&J Ventures Gaming LLC 9.46% (SOFR CME01M + 4.00%) 4/26/28		402,229	401,296
•Jack Ohio Finance LLC 10.21% (SOFR CME01M + 4.75%) 10/4/28		205,023	204,896
•Level 3 Financing, Inc. 11.90% (SOFR CME01M + 6.56%) 4/15/29		165,393	161,698
•Maverick Gaming LLC
12.80% (SOFR CME03M + 7.50%) 6/3/28		190,357	182,585
12.80% (SOFR CME03M + 7.50%) 6/3/28		304,136	212,895
•Naked Juice LLC 11.43% (SOFRTE03M + 6.00%) 1/24/30		53,053	42,325
=πOpenDoor 10.00% 4/1/26		530,167	517,443
•Quartz Acquireco LLC 8.08% (SOFR CME03M + 2.75%) 6/28/30		448,610	448,610
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
•Redstone Holdco 2 LP
10.21% (SOFRTE01M + 4.75%) 4/27/28		1,044,696	$931,231
13.21% (SOFRTE01M + 7.75%) 4/27/29		742,791	594,233
•SCIH Salt Holdings, Inc. 8.83% (SOFR CME03M + 3.50%) 3/16/27		623,255	623,255
•Vaco Holdings LLC 10.48% (SOFR CME03M + 5.00%) 1/21/29		425,208	421,309
+Veritas U.S., Inc. 0.00% 9/1/25		225,023	195,176
+Waystar Technologies, Inc. 0.00% 10/22/29		19,000	19,000
•Xerox Holdings Corp. 9.34% (SOFR CME01M + 4.00%) 11/17/29		265,200	264,619
			18,515,408
Total Loan Agreements (Cost $55,979,070)			55,548,197
ΔMUNICIPAL BONDS–0.08%
United States–0.08%
Florida Development Finance Corp. (AAF Operations Holdings) 12.00% 7/15/32		595,000	633,008
Port of Beaumont Navigation District 10.00% 7/1/26		1,000,000	1,001,689
Total Municipal Bonds (Cost $1,583,228)			1,634,697
ΔNON-AGENCY ASSET-BACKED SECURITIES–1.02%
Cayman Islands–0.10%
•Arbor Realty Commercial Real Estate Notes Ltd. 7.18% (TSFR01M + 1.85%) 5/15/37		897,525	896,403
•Greystone CRE Notes Ltd. 6.46% (TSFR01M + 1.13%) 7/15/39		361,500	359,692
•MF1 Ltd. 6.55% (TSFR01M + 1.21%) 7/16/36		175,177	173,752
•RR 28 Ltd. 6.84% (TSFR03M + 1.55%) 4/15/37		388,191	391,328
•Voya CLO Ltd. 6.63% (TSFR03M + 1.30%) 4/20/34		150,000	149,910
•Whitebox CLO I Ltd. 7.09% (TSFR03M + 1.75%) 7/24/36		250,000	250,000
			2,221,085
Ireland–0.05%
•Harvest CLO XXXII DAC 7.30% (EURIBOR03M + 3.60%) 7/25/37	EUR	251,000	268,809
•Penta CLO 17 DAC 1.00% (3.25% minus EURIBOR03M) 8/15/38	EUR	274,000	293,440
LVIP BlackRock Global Allocation Fund-23

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
Ireland (continued)
•Tikehau CLO XII DAC 1.00% (3.25% minus EURIBOR03M) 10/20/38	EUR	420,000	$449,799
			1,012,048
United States–0.87%
•AccessLex Institute 5.90% (TSFR03M + 0.56%) 5/25/36		125,263	123,492
•FS Rialto Issuer LLC 7.92% (TSFR01M + 2.58%) 8/17/37		951,843	956,891
GoodLeap Sustainable Home Solutions Trust 2.10% 5/20/48		345,517	270,721
•Huntington Bank Auto Credit-Linked Notes 6.73% (SOFR30A + 1.40%) 5/20/32		806,000	805,993
Mariner Finance Issuance Trust 2.19% 8/21/34		134,023	132,800
Navient Private Education Refi Loan Trust
B 2.61% 4/15/60		241,495	211,410
C 3.48% 4/15/60		811,000	718,320
D 4.00% 4/15/60		276,000	251,373
A 5.66% 10/15/72		1,930,000	1,936,574
• A 6.51% (PRIME + 1.99%) 4/15/60		843,186	811,125
Nelnet Student Loan Trust
C 3.57% 4/20/62		690,108	556,838
D 4.93% 4/20/62		655,600	542,133
Pagaya AI Debt Selection Trust 3.00% 1/25/29		192,120	187,783
Progress Residential Trust 3.44% 5/17/26		300,515	276,743
•Ready Capital Mortgage Financing LLC 7.90% (TSFR01M + 2.55%) 10/25/39		1,133,476	1,135,603
=Regional Management Issuance Trust 3.88% 10/17/33		1,711,000	1,544,178
Sesac Finance LLC 5.22% 7/25/49		114,300	111,200
•SLM Private Education Loan Trust 10.19% (TSFR01M + 4.86%) 10/15/41		404,157	422,355
SMB Private Education Loan Trust
B 2.30% 1/15/53		196,933	184,206
C 2.99% 1/15/53		1,022,151	852,794
C 3.00% 1/15/53		66,702	56,030
D2 3.86% 1/15/53		200,510	172,625
SoFi Personal Loan Trust
A 1.00% 2/12/31		15,000	685,472
R1 3.88% 11/12/30		19,306	948,957
A 6.00% 11/12/30		2,323,814	2,329,977
A 6.06% 2/12/31		1,400,800	1,404,333
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
United States (continued)
Subway Funding LLC 6.27% 7/30/54	627,000	$636,051
		18,265,977
Total Non-Agency Asset-Backed Securities (Cost $22,245,772)		21,499,110
ΔNON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.44%
United States–0.44%
•Ajax Mortgage Loan Trust
A1 1.74% 12/25/60	1,289,379	1,095,724
A2 2.69% 12/25/60	208,229	156,401
B1 3.73% 12/25/60	137,618	87,844
•BX Trust 6.77% (TSFR01M + 1.44%) 4/15/29	758,100	752,887
•COMM Mortgage Trust 9.79% (TSFR01M + 4.49%) 6/15/41	370,000	369,050
•CSMC Lion 8.77% (TSFR01M + 3.44%) 2/15/25	802,080	773,462
•J.P. Morgan Mortgage Trust
A2A 2.50% 12/25/51	998,596	794,586
A3A 2.50% 2/25/52	1,532,324	1,321,695
A4A 2.50% 2/25/52	672,085	438,969
•JW Commercial Mortgage Trust 8.51% (TSFR01M + 3.19%) 6/15/39	260,000	258,701
=π^MCM Trust 0.00% 8/25/28	558,292	365,460
=MCM Trust CMO 3.00% 8/25/28	602,411	577,615
MCR Mortgage Trust 8.73% 6/12/39	324,000	322,216
=^TVC DSCR 0.00% 2/1/51	1,230,974	1,124,297
=π^TVC DSCR 21-1 0.00% 2/1/51	472,941	409,063
•Wells Fargo Commercial Mortgage Trust 5.31% 7/15/35	316,000	310,755
Total Non-Agency Collateralized Mortgage Obligations (Cost $9,842,871)		9,158,725
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.87%
Bermuda–0.03%
•RIAL Issuer Ltd. 7.58% (TSFR01M + 2.25%) 1/19/37	570,000	569,997
		569,997
Cayman Islands–0.04%
•MF1 Trust 8.70% (TSFR01M + 3.37%) 12/15/34	852,297	800,593
		800,593
United States–1.80%
•1211 Avenue of the Americas Trust 4.28% 8/10/35	508,000	471,186
LVIP BlackRock Global Allocation Fund-24

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•Alen Mortgage Trust 8.54% (TSFR01M + 3.21%) 4/15/34	576,000	$411,296
Arbor Multifamily Mortgage Securities Trust 1.75% 5/15/53	224,482	139,142
•Bayview Commercial Asset Trust
M1 5.97% (TSFR01M + 0.62%) 10/25/36	10,106	9,698
M6 6.51% (TSFR01M + 1.16%) 11/25/35	10,101	10,039
•BBCMS Mortgage Trust 6.65% (TSFR01M + 1.32%) 3/15/37	188,000	165,899
*•Benchmark Mortgage Trust 1.37% 2/15/54	6,154,373	338,414
•BHMS Mortgage Trust
A 6.88% (TSFR01M + 1.55%) 7/15/35	697,744	694,370
C 7.53% (TSFR01M + 2.20%) 7/15/35	287,769	285,832
•BMP 8.72% (TSFR01M + 3.39%) 6/15/41	282,000	279,890
•BOCA Commercial Mortgage Trust 7.10% (TSFR01M + 1.77%) 5/15/39	259,856	259,613
•BSST Mortgage Trust
A 6.19% (TSFR01M + 0.86%) 4/15/36	208,261	205,658
B 6.54% (TSFR01M + 1.21%) 4/15/36	496,548	482,657
C 6.79% (TSFR01M + 1.46%) 4/15/36	614,177	590,448
D 7.04% (TSFR01M + 1.71%) 4/15/36	753,982	719,880
E 7.54% (TSFR01M + 2.21%) 4/15/36	492,692	471,306
F 8.34% (TSFR01M + 3.01%) 4/15/36	469,551	449,468
G 9.24% (TSFR01M + 3.91%) 4/15/36	530,294	511,108
H 10.35% (TSFR01M + 5.02%) 4/15/36	379,884	366,954
BWAY Mortgage Trust 3.63% 3/10/33	487,544	431,543
BX Commercial Mortgage Trust
A 2.84% 3/9/44	100,708	87,263
• A 6.13% (TSFR01M + 0.80%) 10/15/38	229,474	227,036
• A 6.35% (TSFR01M + 1.02%) 2/15/33	1,388,665	1,366,493
• A 6.72% (TSFR01M + 1.39%) 3/15/41	679,919	675,669
• A 6.87% (TSFR01M + 1.54%) 5/15/34	360,000	357,303
• B 7.59% (TSFR01M + 2.26%) 2/15/33	814,304	801,436
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
BX Commercial Mortgage Trust (continued)
• F 7.69% (TSFR01M + 2.36%) 10/15/38	1,141,064	$1,124,659
• G 8.24% (TSFR01M + 2.91%) 6/15/38	866,684	850,432
• F 8.25% (TSFR01M + 2.92%) 5/15/38	627,948	618,528
• G 8.69% (TSFR01M + 3.36%) 10/15/37	70,000	68,329
• C 9.69% (TSFR01M + 4.36%) 2/15/33	537,575	529,144
•BX Trust
D 4.08% 12/9/41	317,000	279,216
E 4.08% 12/9/41	1,319,000	1,116,553
E 7.69% (TSFR01M + 2.36%) 1/15/34	272,918	267,630
E 7.69% (TSFR01M + 2.36%) 10/15/36	907,059	888,916
E 8.21% (TSFR01M + 2.89%) 7/15/29	308,000	306,461
F 8.44% (TSFR01M + 3.11%) 1/15/34	419,620	414,491
F 9.26% (TSFR01M + 3.94%) 7/15/29	771,000	764,350
•CAMB Commercial Mortgage Trust 7.78% (TSFR01M + 2.45%) 12/15/37	160,151	159,851
•CD Mortgage Trust 3.91% 11/13/50	33,602	29,303
•Cold Storage Trust 6.34% (TSFR01M + 1.01%) 11/15/37	658,604	656,148
•CSAIL Commercial Mortgage Trust 4.80% 11/15/48	68,170	62,656
CSMC Trust 2.26% 8/15/37	405,832	383,756
•DBGS Mortgage Trust
D 6.93% (TSFR01M + 1.60%) 5/15/35	229,024	226,018
F 7.63% (TSFR01M + 2.30%) 5/15/35	760,411	749,099
•ELM Trust 7.79% 6/10/39	686,000	686,137
•ELP Commercial Mortgage Trust 8.11% (TSFR01M + 2.78%) 11/15/38	648,886	635,906
•Extended Stay America Trust
D 7.69% (TSFR01M + 2.36%) 7/15/38	1,264,558	1,261,792
E 8.29% (TSFR01M + 2.96%) 7/15/38	880,561	879,185
•GS Mortgage Securities Corp. Trust
A 6.39% (TSFR01M + 1.06%) 10/15/36	163,892	162,396
A 6.74% (TSFR01M + 1.26%) 5/15/26	209,172	193,693
LVIP BlackRock Global Allocation Fund-25

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•GS Mortgage Securities Corp. Trust (continued)
A 7.52% (TSFR01M + 2.19%) 8/15/39	148,848	$148,941
E 8.38% (TSFR01M + 3.05%) 11/15/36	1,257,875	1,222,531
GS Mortgage Securities Trust 2.73% 5/12/53	515,232	421,753
•Hilt Commercial Mortgage Trust 6.87% (TSFR01M + 1.54%) 5/15/37	616,000	614,461
•HILT Commercial Mortgage Trust 8.52% (TSFR01M + 3.19%) 5/15/37	726,000	724,184
Independence Plaza Trust 3.91% 7/10/35	242,000	230,601
•JP Morgan Chase Commercial Mortgage Securities Trust
C 3.56% 1/5/39	310,000	249,547
A 7.51% (TSFR01M + 2.18%) 9/15/39	194,000	194,182
E 8.14% (TSFR01M + 2.81%) 4/15/38	835,000	827,171
F 8.64% (TSFR01M + 3.31%) 4/15/38	364,000	360,587
•LBA Trust 9.77% (TSFR01M + 4.44%) 6/15/26	112,000	111,712
•Med Trust
A 6.39% (TSFR01M + 1.06%) 11/15/38	174,164	174,110
F 9.44% (TSFR01M + 4.11%) 11/15/38	1,610,726	1,609,719
G 10.69% (TSFR01M + 5.36%) 11/15/38	1,726,399	1,726,399
•MHC Commercial Mortgage Trust
E 7.54% (TSFR01M + 2.22%) 4/15/38	884,424	875,026
F 8.04% (TSFR01M + 2.72%) 4/15/38	104,256	103,149
•MHP Trust 8.19% (TSFR01M + 2.86%) 7/15/38	387,313	381,987
•Morgan Stanley Bank of America Merrill Lynch Trust 4.47% 5/15/48	75,473	68,968
•Morgan Stanley Capital I Trust 4.42% 7/11/40	234,000	205,165
•PKHL Commercial Mortgage Trust 8.79% (TSFR01M + 3.46%) 7/15/38	108,752	71,554
•SREIT Trust
A 6.17% (TSFR01M + 0.85%) 11/15/38	169,370	167,782
F 8.06% (TSFR01M + 2.73%) 11/15/36	420,754	414,968
F 8.07% (TSFR01M + 2.74%) 11/15/38	925,877	912,045
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•STWD Trust 7.37% (TSFR01M + 2.04%) 7/15/36		322,426	$317,992
UBS Commercial Mortgage Trust 2.92% 10/15/52		137,681	120,773
•VNDO Trust 4.03% 1/10/35		267,100	242,927
Wells Fargo Commercial Mortgage Trust
*• XA 1.64% 4/15/54		2,801,047	193,307
*• XA 1.92% 7/15/53		3,364,518	274,120
• A 3.87% 6/15/36		269,000	234,838
• AS 3.87% 5/15/48		383,992	373,668
• B 4.19% 11/15/50		181,742	163,943
			37,862,360
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $39,342,803)			39,232,950
ΔSOVEREIGN BONDS–3.69%
Bahrain–0.01%
Bahrain Government International Bonds 5.45% 9/16/32		200,000	183,937
			183,937
Barbados–0.09%
Brazil Notas do Tesouro Nacional 6.00% 8/15/24	BRL	2,380,000	1,864,152
			1,864,152
Brazil–0.83%
^Brazil Letras do Tesouro Nacional
0.00% 7/1/24	BRL	53,746,000	9,614,497
0.00% 10/1/24	BRL	18,079,000	3,151,324
Brazil Notas do Tesouro Nacional
10.00% 1/1/25	BRL	6,930,000	1,165,070
10.00% 1/1/27	BRL	22,388,000	3,411,812
			17,342,703
Chile–0.01%
Chile Government International Bonds 4.34% 3/7/42		252,000	216,986
			216,986
Colombia–0.18%
Colombia Government International Bonds
4.50% 1/28/26		396,000	387,199
8.00% 4/20/33		234,000	242,294
Colombia TES
5.75% 11/3/27	COP	8,452,500,000	1,801,160
6.00% 4/28/28	COP	6,249,400,000	1,317,038
			3,747,691
LVIP BlackRock Global Allocation Fund-26

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Czech Republic–0.16%
Czech Republic Government Bonds
2.75% 7/23/29	CZK	46,070,000	$1,855,661
5.00% 9/30/30	CZK	35,520,000	1,595,191
			3,450,852
Dominican Republic–0.05%
Dominican Republic International Bonds
4.50% 1/30/30		263,000	238,678
5.95% 1/25/27		230,000	227,842
10.75% 6/1/36	DOP	38,400,000	654,164
			1,120,684
Egypt–0.03%
Egypt Government International Bonds 8.50% 1/31/47		220,000	163,108
^Egypt Treasury Bills 0.00% 2/18/25	EGP	33,650,000	601,979
			765,087
Hungary–0.06%
Hungary Government Bonds 6.75% 10/22/28	HUF	360,780,000	979,597
Hungary Government International Bonds
5.25% 6/16/29		244,000	239,488
5.38% 9/12/33	EUR	103,000	114,687
			1,333,772
Indonesia–0.20%
Indonesia Government International Bonds 4.65% 9/20/32		200,000	192,750
Indonesia Treasury Bonds
7.00% 5/15/27	IDR	19,614,000,000	1,207,897
7.13% 6/15/38	IDR	25,905,000,000	1,580,925
8.25% 5/15/36	IDR	17,922,000,000	1,193,402
			4,174,974
Ireland–0.11%
Ireland Government Bonds 2.60% 10/18/34	EUR	2,304,137	2,394,082
			2,394,082
Ivory Coast–0.01%
Ivory Coast Government International Bonds 6.38% 3/3/28		200,000	193,800
			193,800
Mexico–0.45%
Mexico Bonos
7.00% 9/3/26	MXN	45,381,100	2,304,923
7.50% 5/26/33	MXN	39,219,300	1,844,304
8.50% 3/1/29	MXN	7,490,200	383,976
^Mexico Cetes
0.00% 10/3/24	MXN	2,286,094	1,214,548
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico (continued)
^Mexico Cetes (continued)
0.00% 4/3/25	MXN	6,323,245	$3,181,296
Mexico Government International Bonds
2.66% 5/24/31		350,000	287,162
6.35% 2/9/35		200,000	201,096
			9,417,305
Morocco–0.01%
Morocco Government International Bonds 5.95% 3/8/28		200,000	200,474
			200,474
Nigeria–0.01%
Nigeria Government International Bonds 7.63% 11/28/47		223,000	161,587
			161,587
Oman–0.02%
Oman Government International Bonds
6.50% 3/8/47		230,000	229,425
6.75% 1/17/48		200,000	203,565
			432,990
Peru–0.08%
Corp. Financiera de Desarrollo SA 4.75% 7/15/25		245,000	241,389
Peru Government International Bonds
5.94% 2/12/29	PEN	1,558,000	407,592
7.60% 8/12/39	PEN	3,492,000	920,074
Peruvian Government International Bonds 1.86% 12/1/32		200,000	150,926
			1,719,981
Philippines–0.01%
Philippines Government International Bonds 6.38% 1/15/32		133,000	142,470
			142,470
Poland–0.23%
Republic of Poland Government Bonds
2.75% 10/25/29	PLN	14,390,000	3,135,784
4.75% 7/25/29	PLN	5,771,000	1,388,210
Republic of Poland Government International Bonds
4.88% 10/4/33		97,000	94,598
5.50% 4/4/53		147,000	144,090
			4,762,682
Romania–0.02%
Romania Government International Bonds
2.12% 7/16/31	EUR	141,000	121,369
2.50% 2/8/30	EUR	266,000	248,552
LVIP BlackRock Global Allocation Fund-27

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Romania (continued)
Romania Government International Bonds (continued)
5.25% 11/25/27		122,000	$119,712
			489,633
Saudi Arabia–0.01%
Saudi Government International Bonds 4.50% 4/17/30		283,000	273,986
			273,986
Senegal–0.01%
Senegal Government International Bonds 6.25% 5/23/33		200,000	167,414
			167,414
South Africa–0.26%
Republic of South Africa Government Bonds
8.00% 1/31/30	ZAR	19,060,966	959,924
8.75% 1/31/44	ZAR	28,241,044	1,158,280
9.00% 1/31/40	ZAR	20,513,166	888,119
10.50% 12/21/26	ZAR	34,671,934	1,977,170
Republic of South Africa Government International Bonds
5.00% 10/12/46		300,000	211,122
5.88% 4/20/32		200,000	185,520
			5,380,135
Spain–0.43%
Spain Government Bonds
2.90% 10/31/46	EUR	2,535,000	2,328,702
3.45% 10/31/34	EUR	4,397,000	4,729,218
3.45% 7/30/66	EUR	1,982,000	1,881,468
			8,939,388
Turkey–0.06%
Turkiye Government Bonds
26.20% 10/5/33	TRY	31,063,000	932,230
31.08% 11/8/28	TRY	10,403,000	327,655
			1,259,885
Ukraine–0.01%
‡πUkraine Government International Bonds
7.25% 3/15/35		338,000	97,405
7.75% 9/1/25		200,000	63,250
			160,655
United Kingdom–0.32%
United Kingdom Gilt 0.50% 10/22/61	GBP	11,798,992	4,420,835
United Kingdom Inflation-Linked Gilt 3.75% 10/22/53	GBP	2,153,294	2,328,108
			6,748,943
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Uruguay–0.02%
Uruguay Government International Bonds
5.75% 10/28/34		251,000	$261,293
9.75% 7/20/33	UYU	6,018,740	153,883
			415,176
Total Sovereign Bonds (Cost $81,513,166)			77,461,424
U.S. TREASURY OBLIGATIONS–1.52%
U.S. Treasury Notes
×4.00% 12/15/25		14,898,000	14,705,955
∞4.25% 12/31/24		9,355,000	9,304,297
4.63% 9/30/28		7,722,300	7,787,759
Total U.S. Treasury Obligations (Cost $31,863,121)			31,798,011

	Number of Shares
EXCHANGE-TRADED FUNDS–1.02%
Invesco S&P 500 Equal Weight ETF	22,035	3,619,910
iShares 0-5 Year TIPS Bond ETF	21,886	2,177,438
iShares iBoxx $ Investment Grade Corporate Bond ETF	13,124	1,405,843
iShares J.P. Morgan USD Emerging Markets Bond ETF	13,301	1,176,872
iShares Latin America 40 ETF	39,605	980,620
iShares MSCI Brazil ETF	44,366	1,212,523
iShares MSCI China ETF	16,664	702,721
iShares MSCI Emerging Markets ETF	5,642	240,293
SPDR® Bloomberg Barclays High Yield Bond ETF	7,760	731,535
VanEck J. P. Morgan EM Local Currency Bond ETF	121,948	2,899,923
VanEck Semiconductor ETF	23,964	6,247,415
Total Exchange-Traded Funds (Cost $20,296,306)		21,395,093
MONEY MARKET FUND–10.08%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.25%)	211,186,625	211,186,625
Total Money Market Fund (Cost $211,186,625)		211,186,625

LVIP BlackRock Global Allocation Fund-28

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS–0.18%
DISCOUNTED COMMERCIAL PAPER–0.18%
≠HSBC USA, Inc.
6.58% 8/12/24	1,210,000	$1,201,403
6.61% 10/11/24	1,216,000	1,196,500
6.62% 7/1/24	1,280,000	1,280,000
		3,677,903
Total Short-Term Investments (Cost $3,676,317)		3,677,903

	Notional Amount
OPTIONS PURCHASED–0.31%
Over-The-Counter–0.06%
Call Swaptions–0.03%
10 Year Interest Rate Swap, expiration date 1/23/25, notional amount $28,261,058 GSI	28,261,058	$134,446
10 Year Interest Rate Swap, expiration date 10/23/24, notional amount $21,324,170 CITI	21,324,170	272,634
2 Year Interest Rate Swap, expiration date 10/24/24, notional amount $43,538,712 JPMC	43,538,712	101,121
2 Year Interest Rate Swap, expiration date 7/18/24, notional amount $12,384,311 CITI	12,384,311	7,526
5 Year Interest Rate Swap , expiration date 12/17/24, notional amount $27,508,513 JPMC	27,508,513	211,613
		727,340
Put Swaptions–0.00%
2 Year Interest Rate Swap, expiration date 11/18/24, notional amount JPY5,604,705,000 DB	5,604,705,000	15,384
CDX.NA.HY.S41, expiration date 7/17/24, notional amount $1,930,000 BNP	1,930,000	2,923
CDX.NA.HY.S42, expiration date 7/17/24, notional amount $1,925,000 BOA	1,925,000	2,189
ITRAXX.XO.S41, expiration date 7/17/24, notional amount EUR2,435,000 MSC	2,435,000	16,758
ITRAXX.XO.S41, expiration date 8/21/24, notional amount EUR2,205,000 BNP	2,205,000	3,452
		40,706

	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Call Options–0.01%
USD vs BRL Strike price BRL5.35, expiration date 7/15/24, notional amount BRL7,444,525 UBS	1,391,500	$63,446
USD vs CNH Strike price CNH7.25, expiration date 9/24/24, notional amount CNH8,917,500 JPMC	1,230,000	9,433
USD vs CNH Strike price CNH8.5, expiration date 8/21/24, notional amount CNH479,104,667 HSBC	56,365,255	56
USD vs COP Strike price COP4,020, expiration date 7/10/24, notional amount COP4,562,700,000 MSC	1,135,000	39,155
USD vs THB Strike price THB37, expiration date 7/18/24, notional amount THB56,906,000 JPMC	1,538,000	4,893
		116,983
Put Options–0.02%
EUR vs USD Strike price EUR1.05, expiration date 9/18/24, notional amount EUR11,889,396 UBS	11,323,234	57,480
S&P 500 Index Strike price $5.35, expiration date 7/24/24, notional amount $6,580,500 BOA	1,230,000	4,090
S&P 500 Index Strike price $5,200, expiration date 9/20/24, notional amount $14,898,000 CITI	2,865	117,637
USD vs BRL Strike price BRL5.25, expiration date 8/5/24, notional amount BRL3,942,750 JPMC	751,000	906
USD vs CLP Strike price CLP930, expiration date 7/18/24, notional amount CLP1,142,970,000 BOA	1,229,000	9,296
USD vs MXN Strike price MXN17.15, expiration date 7/3/24, notional amount MXN48,380,150 UBS	2,821,000	3
USD vs MXN Strike price MXN18, expiration date 7/10/24, notional amount MXN20,250,000 BCLY	1,125,000	4,396
USD vs MXN Strike price MXN18.5, expiration date 7/11/24, notional amount MXN11,396,000 MSC	616,000	10,847
LVIP BlackRock Global Allocation Fund-29

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Put Options (continued)
USD vs TRY Strike price TRY33.5, expiration date 8/6/24, notional amount TRY28,475,000 BCLY	850,000	$8,567
USD vs TRY Strike price TRY34, expiration date 8/14/24, notional amount TRY28,900,000 UBS	850,000	13,652
USD vs TRY Strike price TRY42.5, expiration date 12/6/24, notional amount TRY24,395,000 GSI	574,000	72,485
USD vs ZAR Strike price ZAR17.7, expiration date 7/1/24, notional amount ZAR29,488,200 CITI	1,666,000	112
USD vs ZAR Strike price ZAR18, expiration date 7/11/24, notional amount ZAR17,802,000 UBS	989,000	5,840
USD vs ZAR Strike price ZAR18.38, expiration date 7/11/24, notional amount ZAR25,970,940 CITI	1,413,000	23,587
		328,898
Barrier Options–0.00%
EUR vs USD, one touch, barrier price EUR1.05, Strike price EUR1.05, expiration date 8/15/24, notional amount EUR164,850 BNP	157,000	25,429
USD vs MXN, down and out, barrier price MXN17.45, Strike price MXN17.45, expiration date 7/3/24, notional amount MXN34,638,250 BOA	1,985,000	16
USD vs TRY, down and out, barrier price TRY35.50, Strike price TRY35, expiration date 8/23/24, notional amount TRY19,880,000 UBS	568,000	4,605
USD vs TRY, down and out, barrier price TRY35.50, Strike price TRY35.5, expiration date 10/30/24, notional amount TRY40,328,000 UBS	1,136,000	3,914
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Barrier Options (continued)
USD vs TRY, down and out, barrier price TRY38.50, Strike price TRY38.5, expiration date 9/27/24, notional amount TRY32,070,500 UBS	833,000	$6,770
USD vs ZAR, one touch, barrier price ZAR20.00, Strike price ZAR20, expiration date 7/3/24, notional amount ZAR2,780,000 HSBC	139,000	38
		40,772
		1,254,699

Centrally Cleared–0.25%
Call Options–0.23%
Adobe Strike price $530, expiration date 7/19/24, notional amount $3,445,000	65	198,250
Advanced Micro Devices Strike price $160, expiration date 7/19/24, notional amount $2,832,000	177	131,334
Apple Strike price $185, expiration date 7/19/24, notional amount $3,959,000	214	587,002
Apple Strike price $200, expiration date 8/16/24, notional amount $7,700,000	385	573,650
Apple Strike price $210, expiration date 8/16/24, notional amount $16,485,000	785	641,345
Apple Strike price $220, expiration date 7/19/24, notional amount $5,126,000	233	27,960
Apple Strike price $220, expiration date 8/16/24, notional amount $4,752,000	216	86,400
Apple Strike price $220, expiration date 9/20/24, notional amount $6,710,000	305	179,950
Bank of America Strike price $41, expiration date 7/19/24, notional amount $2,419,000	590	30,090
Boston Scientific Strike price $77.5, expiration date 8/16/24, notional amount $2,487,750	321	70,620
Carrier Global Strike price $67.5, expiration date 9/20/24, notional amount $2,619,000	388	81,480
LVIP BlackRock Global Allocation Fund-30

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
CBOE Volatility Index Strike price $18, expiration date 7/17/24, notional amount $318,600	177	$5,310
ConocoPhillips Strike price $120, expiration date 8/16/24, notional amount $3,276,000	273	43,407
Crowdstrike Holdings Strike price $400, expiration date 7/19/24, notional amount $2,040,000	51	28,815
Delta Air Lines Strike price $55, expiration date 8/16/24, notional amount $1,694,000	308	12,936
Eli Lilly & Co. Strike price $820, expiration date 8/16/24, notional amount $2,624,000	32	342,400
Energy Select Sector SPDR Fund Strike price $93, expiration date 8/16/24, notional amount $1,980,900	213	37,914
EOG Resources Strike price $125, expiration date 7/19/24, notional amount $2,675,000	214	65,270
Freeport-McMoRan Strike price $55, expiration date 7/19/24, notional amount $2,601,500	473	6,622
Freeport-McMoRan Strike price $55, expiration date 8/16/24, notional amount $1,386,000	252	17,388
Humana Strike price $395, expiration date 11/15/24, notional amount $2,054,000	52	127,088
Invesco QQQ Trust Series 1 Strike price $490, expiration date 7/12/24, notional amount $18,130,000	370	121,289
iShares Biotechnology ETF Strike price $140, expiration date 8/16/24, notional amount $2,128,000	152	36,480
iShares China Large-Cap ETF Strike price $27, expiration date 7/19/24, notional amount $4,738,500	1,755	42,120
Mastercard Strike price $475, expiration date 7/19/24, notional amount $8,170,000	172	4,472
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Merck & Co. Strike price $130, expiration date 7/19/24, notional amount $1,209,000	93	$5,115
Meta Platforms Strike price $470, expiration date 7/19/24, notional amount $893,000	19	77,577
Micron Technology Strike price $140, expiration date 7/19/24, notional amount $1,316,000	94	21,056
Micron Technology Strike price $145, expiration date 7/19/24, notional amount $1,232,500	85	11,475
Microsoft Strike price $465, expiration date 8/16/24, notional amount $5,673,000	122	113,460
Novo Nordisk Strike price $145, expiration date 9/20/24, notional amount $3,146,500	217	169,911
NVIDIA Strike price $110, expiration date 7/19/24, notional amount $1,100,000	100	150,000
Sabre Strike price $3.5, expiration date 7/19/24, notional amount $53,900	154	616
Sabre Strike price $4, expiration date 7/19/24, notional amount $52,800	132	660
Sabre Strike price $4.5, expiration date 7/19/24, notional amount $86,850	193	193
SPDR Gold Shares Strike price $220, expiration date 8/16/24, notional amount $7,920,000	360	105,840
SPDR S&P 500 ETF Trust Strike price $553, expiration date 7/5/24, notional amount $37,161,600	672	116,408
SPDR S&P Oil & Gas Exploration & Production ETF Strike price $155, expiration date 8/16/24, notional amount $3,301,500	213	30,672
Trane Technologies Strike price $360, expiration date 9/20/24, notional amount $5,580,000	155	120,125
LVIP BlackRock Global Allocation Fund-31

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Uber Technologies Strike price $70, expiration date 7/19/24, notional amount $2,324,000	332	$129,480
UniCredit SpA Strike price EUR37, expiration date 8/16/24, notional amount EUR1,091,500	59	23,657
Valero Energy Strike price $185, expiration date 7/19/24, notional amount $888,000	48	1,968
Visa Strike price $290, expiration date 8/16/24, notional amount $2,842,000	98	7,448
Vistra Strike price $85, expiration date 7/19/24, notional amount $909,500	107	53,500
Vistra Strike price $110, expiration date 7/19/24, notional amount $2,145,000	195	3,705
Walmart Strike price $70, expiration date 8/16/24, notional amount $2,191,000	313	35,056
Walt Disney Strike price $105, expiration date 8/16/24, notional amount $2,236,500	213	47,286
Walt Disney Strike price $110, expiration date 10/18/24, notional amount $2,684,000	244	56,120
Western Digital Strike price $82.5, expiration date 7/19/24, notional amount $948,750	115	8,625
Western Digital Strike price $85, expiration date 7/19/24, notional amount $544,000	64	2,112
		4,791,657
Put Options–0.02%
Advanced Micro Devices Strike price $145, expiration date 7/19/24, notional amount $667,000	46	3,266
Applied Materials Strike price $200, expiration date 7/19/24, notional amount $680,000	34	680
Boston Scientific Strike price $70, expiration date 8/16/24, notional amount $637,000	91	3,640
Costco Wholesale Strike price $790, expiration date 7/19/24, notional amount $632,000	8	912
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Put Options (continued)
Invesco QQQ Trust Series 1 Strike price $465, expiration date 8/16/24, notional amount $5,626,500	121	$60,621
iShares iBoxx $ High Yield Corporate Bond ETF Strike price $73, expiration date 7/19/24, notional amount $766,500	105	210
iShares iBoxx $ High Yield Corporate Bond ETF Strike price $75, expiration date 7/19/24, notional amount $1,162,500	155	465
iShares iBoxx $ High Yield Corporate Bond ETF Strike price $76, expiration date 8/16/24, notional amount $21,173,600	2,786	75,222
iShares Russell 2000 ETF Strike price $190, expiration date 7/19/24, notional amount $2,318,000	122	3,538
iShares Russell 2000 ETF Strike price $195, expiration date 7/19/24, notional amount $1,131,000	58	4,234
Merck & Co. Strike price $120, expiration date 10/18/24, notional amount $3,132,000	261	104,400
NVIDIA Strike price $105, expiration date 9/20/24, notional amount $5,670,000	540	229,500
NVIDIA Strike price $110, expiration date 8/16/24, notional amount $1,760,000	160	49,280
Spirit Airlines Strike price $2, expiration date 7/19/24, notional amount $11,600	58	58
Spirit Airlines Strike price $2, expiration date 8/16/24, notional amount $9,200	46	1,288
Spirit Airlines Strike price $2.5, expiration date 7/19/24, notional amount $11,500	46	115
		537,429
		5,329,086
Total Options Purchased (Cost $6,937,065)		6,583,785

LVIP BlackRock Global Allocation Fund-32

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
TOTAL INVESTMENTS–100.32% (Cost $1,802,015,225)	$2,102,367,267

	Notional Amount	Value (U.S. $)
OPTIONS WRITTEN–(0.23)%
Over-The-Counter–(0.07)%
Call Swaptions–(0.01)%
2 Year Interest Rate Swap, expiration date 10/24/24, notional amount $(43,538,712) JPMC	(43,538,712)	$(24,410)
10 Year Interest Rate Swap, expiration date 1/23/25, notional amount $(28,261,058) GSI	(28,261,058)	(28,350)
2 Year Interest Rate Swap, expiration date 7/18/24, notional amount $(12,384,311) CITI	(12,384,311)	(236)
10 Year Interest Rate Swap, expiration date 10/23/24, notional amount $(21,324,170) CITI	(21,324,170)	(53,818)
5 Year Interest Rate Swap, expiration date 12/17/24, notional amount $(27,508,513) JPMC	(27,508,513)	(100,778)
(207,592)
Put Swaptions–(0.05)%
2 Year Interest Rate Swap, expiration date 11/21/24, notional amount $(56,514,401) JPMC	(56,514,401)	(44,806)
2 Year Interest Rate Swap, expiration date 11/18/24, notional amount JPY5,604,705,000 DB	(5,604,705,000)	(3,040)
2 Year Interest Rate Swap, expiration date 7/18/24, notional amount $(55,251,900) DB	(55,251,900)	(219,502)
5 Year Interest Rate Swap, expiration date 7/18/24, notional amount $(9,848,150) CITI	(9,848,150)	(23,220)
5 Year Interest Rate Swap, expiration date 7/1/24, notional amount $(22,566,000) MSC	(22,566,000)	(60)
5 Year Interest Rate Swap, expiration date 7/2/24, notional amount $(11,273,784) CITI	(11,273,784)	(25)
2 Year Interest Rate Swap, expiration date 4/25/25, notional amount $(54,771,400) GSI	(54,771,400)	(42,718)
2 Year Interest Rate Swap, expiration date 5/23/25, notional amount $(67,189,000) GSI	(67,189,000)	(132,683)
2 Year Interest Rate Swap, expiration date 5/23/25, notional amount $(67,189,000) GSI	(67,189,000)	(122,769)
CDX.NA.HY.S41, expiration date 7/17/24, notional amount $(1,930,000) BNP	(1,930,000)	(995)
2 Year Interest Rate Swap, expiration date 6/13/25, notional amount $(27,006,000) MSC	(27,006,000)	(100,930)
2 Year Interest Rate Swap, expiration date 9/13/24, notional amount $(32,710,000) GSI	(32,710,000)	(64,561)
ITRAXX.XO.S41, expiration date 7/17/24, notional amount EUR(2,435,000) MSC	(2,435,000)	(2,298)
CDX.NA.HY.S42, expiration date 7/17/24, notional amount $(1,925,000) BOA	(1,925,000)	(824)
5 Year Interest Rate Swap, expiration date 12/17/24, notional amount $(27,508,513) JPMC	(27,508,513)	(124,869)
5 Year Interest Rate Swap, expiration date 6/20/25, notional amount $(14,037,718) GSI	(14,037,718)	(129,875)
5 Year Interest Rate Swap, expiration date 6/27/25, notional amount $(16,668,000) MSC	(16,668,000)	(128,734)
(1,141,909)

Number of Contracts

Put Options–(0.01)%
EUR vs USD Strike price EUR1.02, expiration date 9/18/24, notional amount EUR(11,549,699) UBS	(11,323,234)	(19,245)
USD vs BRL Strike price BRL5.1, expiration date 8/05/24, notional amount BRL(3,830,100) JPMC	(751,000)	(203)
USD vs TRY Strike price TRY40.5, expiration date 12/06/24, notional amount TRY(34,951,500) GSI	(863,000)	(74,346)
USD vs ZAR Strike price ZAR17.7, expiration date 7/01/24, notional amount ZAR(29,488,200) GSI	(1,666,000)	(112)
USD vs ZAR Strike price ZAR18, expiration date 7/11/24, notional amount ZAR(35,586,000) CITI	(1,977,000)	(11,674)
(105,580)
Call Options–(0.00)%
USD vs BRL Strike price BRL5.15, expiration date 7/03/24, notional amount BRL(1,472,900) BCLY	(286,000)	(3,918)
USD vs BRL Strike price BRL5.35, expiration date 7/15/24, notional amount BRL(7,444,525) DB	(1,391,500)	(63,445)
USD vs BRL Strike price BRL5.5, expiration date 8/05/24, notional amount BRL(2,065,250) JPMC	(375,500)	(11,137)
USD vs CLP Strike price CLP1,000, expiration date 8/19/24, notional amount CLP(1,229,000,000) BOA	(1,229,000)	(5,780)
USD vs CNH Strike price CNH7.35, expiration date 9/24/24, notional amount CNH(13,560,750) JPMC	(1,845,000)	(5,264)
USD vs MXN Strike price MXN19.1, expiration date 7/10/24, notional amount MXN(10,743,750) BCLY	(562,500)	(1,247)
USD vs TRY Strike price TRY37, expiration date 8/14/24, notional amount TRY(20,979,000) UBS	(567,000)	(3,556)
(94,347)
(1,549,428)
Centrally Cleared–(0.16)%
Put Options–(0.04)%
Advanced Micro Devices Strike price $135, expiration date 7/19/24, notional amount $(1,255,500)	(93)	(1,581)
Apple Strike price $175, expiration date 8/16/24, notional amount $(2,240,000)	(128)	(4,096)
Apple Strike price $205, expiration date 7/19/24, notional amount $(4,776,500)	(233)	(38,911)
Bank of America Strike price $36, expiration date 7/19/24, notional amount $(1,062,000)	(295)	(2,950)
Boston Scientific Strike price $65, expiration date 8/16/24, notional amount $(1,176,500)	(181)	(2,715)
LVIP BlackRock Global Allocation Fund-33

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Centrally Cleared (continued)
Put Options (continued)
Carrier Global Strike price $57.5, expiration date 9/20/24, notional amount $(2,231,000)	(388)	$(44,620)
ConocoPhillips Strike price $105, expiration date 8/16/24, notional amount $(2,866,500)	(273)	(20,475)
Crowdstrike Holdings Strike price $340, expiration date 7/19/24, notional amount $(1,734,000)	(51)	(4,692)
Delta Air Lines Strike price $45, expiration date 8/16/24, notional amount $(1,386,000)	(308)	(43,120)
EOG Resources Strike price $110, expiration date 7/19/24, notional amount $(2,354,000)	(214)	(3,745)
Freeport-McMoRan Strike price $45, expiration date 7/19/24, notional amount $(3,091,500)	(687)	(24,045)
Freeport-McMoRan Strike price $45, expiration date 8/16/24, notional amount $(1,134,000)	(252)	(24,696)
Humana Strike price $310, expiration date 1/17/25, notional amount $(1,612,000)	(52)	(37,804)
Invesco QQQ Trust Series 1 Strike price $425, expiration date 8/16/24, notional amount $(5,142,500)	(121)	(11,132)
iShares Biotechnology ETF Strike price $130, expiration date 8/16/24, notional amount $(1,976,000)	(152)	(14,060)
iShares iBoxx $ High Yield Corporate Bond ETF Strike price $74, expiration date 8/16/24, notional amount $(18,315,000)	(2,475)	(19,800)
iShares Russell 2000 ETF Strike price $170, expiration date 7/19/24, notional amount $(2,074,000)	(122)	(610)
iShares Russell 2000 ETF Strike price $175, expiration date 7/19/24, notional amount $(1,015,000)	(58)	(348)
Merck & Co. Strike price $100, expiration date 10/18/24, notional amount $(2,610,000)	(261)	(130,501)
Nice Strike price $190, expiration date 8/16/24, notional amount $(589,000)	(31)	(68,200)
NVIDIA Strike price $90, expiration date 8/16/24, notional amount $(2,880,000)	(320)	(14,400)
SPDR Gold Shares Strike price $205, expiration date 8/16/24, notional amount $(3,690,000)	(180)	(11,700)
Trane Technologies Strike price $310, expiration date 9/20/24, notional amount $(4,805,000)	(155)	(103,850)
Uber Technologies Strike price $60, expiration date 7/19/24, notional amount $(1,992,000)	(332)	(996)
UniCredit SpA Strike price EUR31, expiration date 8/16/24, notional amount EUR(914,500)	(59)	(17,692)
UnitedHealth Group Strike price $450, expiration date 7/19/24, notional amount $(1,305,000)	(29)	(4,640)
Valero Energy Strike price $150, expiration date 7/19/24, notional amount $(720,000)	(48)	(7,776)
Visa Strike price $255, expiration date 8/16/24, notional amount $(2,499,000)	(98)	(41,944)
Vistra Strike price $72.5, expiration date 8/16/24, notional amount $(1,326,750)	(183)	(41,175)
Vistra Strike price $75, expiration date 7/19/24, notional amount $(802,500)	(107)	(7,704)
Walt Disney Strike price $90, expiration date 8/16/24, notional amount $(1,917,000)	(213)	(21,513)
Walt Disney Strike price $90, expiration date 10/18/24, notional amount $(2,196,000)	(244)	(46,848)
Walt Disney Strike price $105, expiration date 7/19/24, notional amount $(1,008,000)	(96)	(63,744)
(882,083)
Call Options–(0.12)%
Advanced Micro Devices Strike price $185, expiration date 7/19/24, notional amount $(1,998,000)	(108)	(8,748)
Alphabet Strike price $185, expiration date 7/19/24, notional amount $(3,237,500)	(175)	(54,425)
Amazon.com Strike price $200, expiration date 7/19/24, notional amount $(1,300,000)	(65)	(19,175)
Apple Strike price $200, expiration date 7/19/24, notional amount $(4,280,000)	(214)	(258,940)
Apple Strike price $215, expiration date 8/16/24, notional amount $(2,752,000)	(128)	(73,600)
Apple Strike price $230, expiration date 8/16/24, notional amount $(8,096,000)	(352)	(61,952)
Apple Strike price $245, expiration date 8/16/24, notional amount $(5,292,000)	(216)	(13,392)
Apple Strike price $245, expiration date 9/20/24, notional amount $(7,472,500)	(305)	(36,600)
Applied Materials Strike price $240, expiration date 7/19/24, notional amount $(816,000)	(34)	(19,720)
Applied Materials Strike price $250, expiration date 7/19/24, notional amount $(975,000)	(39)	(11,115)
Boston Scientific Strike price $80, expiration date 8/16/24, notional amount $(728,000)	(91)	(10,010)
Boston Scientific Strike price $85, expiration date 8/16/24, notional amount $(2,728,500)	(321)	(11,235)
Cameco Strike price $60, expiration date 7/19/24, notional amount $(846,000)	(141)	(846)
CBOE Volatility Index Strike price $35, expiration date 7/17/24, notional amount $(619,500)	(177)	(1,416)
Costco Wholesale Strike price $820, expiration date 7/19/24, notional amount $(656,000)	(8)	(28,660)
Eli Lilly & Co. Strike price $840, expiration date 7/19/24, notional amount $(840,000)	(10)	(73,000)
Eli Lilly & Co. Strike price $920, expiration date 8/16/24, notional amount $(2,944,000)	(32)	(114,784)
Intuitive Surgical Strike price $420, expiration date 7/19/24, notional amount $(1,092,000)	(26)	(80,080)
Invesco QQQ Trust Series 1 Strike price $500, expiration date 7/12/24, notional amount $(18,500,000)	(370)	(29,929)
iShares China Large-Cap ETF Strike price $29, expiration date 7/19/24, notional amount $(5,089,500)	(1,755)	(7,020)
Lam Research Strike price $1,000, expiration date 7/19/24, notional amount $(1,900,000)	(19)	(150,100)
Las Vegas Sands Strike price $52.5, expiration date 7/19/24, notional amount $(1,023,750)	(195)	(2,048)
LVIP BlackRock Global Allocation Fund-34

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Centrally Cleared (continued)
Call Options (continued)
Meta Platforms Strike price $540, expiration date 7/19/24, notional amount $(1,080,000)	(20)	$(5,760)
Meta Platforms Strike price $550, expiration date 7/19/24, notional amount $(2,970,000)	(54)	(9,558)
Micron Technology Strike price $155, expiration date 7/19/24, notional amount $(2,123,500)	(137)	(7,261)
Microsoft Strike price $440, expiration date 7/19/24, notional amount $(4,708,000)	(107)	(130,005)
Microsoft Strike price $445, expiration date 7/19/24, notional amount $(2,536,500)	(57)	(51,585)
Microsoft Strike price $460, expiration date 7/19/24, notional amount $(2,484,000)	(54)	(14,796)
NextEra Energy Strike price $80, expiration date 9/20/24, notional amount $(824,000)	(103)	(6,695)
Novo Nordisk Strike price $160, expiration date 9/20/24, notional amount $(3,472,000)	(217)	(62,279)
NVIDIA Strike price $115, expiration date 7/19/24, notional amount $(2,415,000)	(210)	(231,000)
NVIDIA Strike price $130, expiration date 7/19/24, notional amount $(1,300,000)	(100)	(32,500)
NVIDIA Strike price $130, expiration date 9/20/24, notional amount $(7,020,000)	(540)	(576,180)
NVIDIA Strike price $145, expiration date 9/20/24, notional amount $(4,611,000)	(318)	(199,068)
Salesforce Strike price $310, expiration date 7/19/24, notional amount $(2,418,000)	(78)	(1,092)
SPDR S&P Oil & Gas Exploration & Production ETF Strike price $170, expiration date 8/16/24, notional amount $(3,621,000)	(213)	(5,218)
United States Steel Strike price $39, expiration date 7/19/24, notional amount $(546,000)	(140)	(10,356)
UnitedHealth Group Strike price $540, expiration date 7/19/24, notional amount $(1,566,000)	(29)	(11,600)
Vistra Strike price $100, expiration date 7/19/24, notional amount $(1,070,000)	(107)	(6,741)
Walmart Strike price $75, expiration date 8/16/24, notional amount $(2,347,500)	(313)	(7,512)
Walt Disney Strike price $115, expiration date 7/19/24, notional amount $(1,127,000)	(98)	(1,078)
Western Digital Strike price $95, expiration date 7/19/24, notional amount $(1,700,500)	(179)	(895)
(2,437,974)
(3,320,057)
Total Options Written (Premiums received $(4,334,339))		(4,869,485)

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.09%)	(1,747,310)
NET ASSETS APPLICABLE TO 171,069,752 SHARES OUTSTANDING–100.00%	$2,095,750,472
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL ALLOCATION FUND STANDARD CLASS ($1,216,110,951 / 99,200,400 Shares)	$12.259
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL ALLOCATION FUND SERVICE CLASS ($879,639,521 / 71,869,352 Shares)	$12.239
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$1,825,822,326
Distributable earnings/(accumulated loss)	269,928,146
TOTAL NET ASSETS	$2,095,750,472

ΔSecurities have been classified by country of origin.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 4 in "Notes to Consolidated Financial Statements."

†Non-income producing.
LVIP BlackRock Global Allocation Fund-35

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
^Zero coupon security.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

@PIK. 100% of the income received was in the form of additional par.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date.
+Delayed settlement. Interest rate to be determined upon settlement date.
×Fully or partially pledged as collateral for derivatives.
∞Partially pledged as collateral for options.
≠The rate shown is the effective yield at the time of purchase.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2024, the aggregate value of restricted securities was $38,304,766, which represented 1.83% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition/In-kind Transfer	Cost	Value
10X Future Technologies Ltd. Series D	6/6/2022	$966,416	$908,879
Breeze Aviation Group, Inc. Series B	6/6/2022	814,265	334,725
Bytedance Ltd. Series E	6/6/2022	3,886,481	3,968,524
Caresyntax, Inc.	6/6/2022	240,886	303,286
CML Trigrams	6/6/2022	737,738	737,981
Crown PropTech Acquisitions	2/6/2023	0	0
Cypher Bidco	6/6/2022	1,531,918	1,528,989
Databricks, Inc. Series F	6/6/2022	3,699,435	4,446,824
Databricks, Inc. Series G	6/6/2022	1,010,938	1,215,176
Dream Finders Homes, Inc.	6/6/2022	2,327,696	2,300,595
Epic Games, Inc.	6/6/2022	2,952,750	1,905,000
Exo Imaging, Inc. Series C	6/6/2022	407,022	204,029
Fanatics Holdings, Inc.	6/6/2022	2,573,239	2,489,032
Farmers Business Network, Inc.	6/6/2022	1,258,125	58,416
Galaxy Universal LLC	6/6/2022	1,318,345	1,320,269
GM Cruise Holdings LLC Class G	6/6/2022	542,495	162,387
GMK Norilskiy Nickel PAO	10/31/2018	8,399	0
Grand Rounds, Inc.	4/29/2019	1,804,027	900,492
Green Plains Operating Co. LLC	6/6/2022	896,606	888,370
Jawbone, Inc.	4/29/2019	0	0
Jumpcloud, Inc. Series E-1	6/6/2022	2,531,915	978,352
Jumpcloud, Inc. Series F	6/6/2022	166,530	64,349
Lessen Holdings, Inc.	6/6/2022	514,311	295,971
LVIP BlackRock Global Allocation Fund-36

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Restricted Securities (continued)
Investment	Date of Acquisition/In-kind Transfer	Cost	Value
Loadsmart, Inc. Series C	6/6/2022	$1,759,432	$684,330
Loadsmart, Inc. Series D	6/6/2022	155,855	90,205
Lookout, Inc.	4/29/2019	153,118	25,427
Lookout, Inc. Series F	4/29/2019	2,322,271	585,539
LUKOIL PJSC	10/31/2018	11,802	0
MCM Trust Series 2006-4 A2B	6/6/2022	423,224	365,460
Mercia A-1	6/6/2022	569,883	576,104
Mercia A-2	6/6/2022	1,737,637	1,756,605
Mercia B-1	6/6/2022	100,093	101,185
Mntn Digital Series D	6/6/2022	377,132	269,826
Mythic AI, Inc.	6/6/2022	391,278	0
Neon Pagamentos SA	6/6/2022	1,403,856	1,254,885
Noodle Partners, Inc. Series C	6/6/2022	424,114	210,321
Novatek PJSC	2/17/2021	6,347	0
OpenDoor	6/6/2022	522,085	517,443
PsiQuantum Corp. Series D	6/6/2022	379,300	469,138
Quintis Australia Pty. Ltd.	4/29/2019	967,514	0
Relativity Space, Inc. Series E	6/6/2022	555,650	648,259
Salt Pay Co. Ltd. Series C	6/6/2022	465,535	85,348
SambaNova Systems, Inc. Series C	6/6/2022	1,364,826	945,397
SambaNova Systems, Inc. Series D	6/6/2022	434,237	300,790
Snorkel AI, Inc. Series B	6/6/2022	41,487	30,424
Snorkel AI, Inc. Series C	6/6/2022	148,614	108,984
Sonder Secured Notes	6/6/2022	1,331,495	1,222,176
TVC DSCR 21-1	6/6/2022	578,502	409,063
Ukraine Government International Bonds	9/15/2022	69,390	97,405
Ukraine Government International Bonds	9/1/2022	50,025	63,250
Ursa Major Technologies, Inc.	6/6/2022	470,678	305,889
Verge Genomics, Inc. Series B	6/6/2022	513,271	699,129
Vita Global FinCo Ltd.	6/6/2022	631,347	607,994
Vita Global FinCo Ltd.	6/6/2022	450,572	439,928
Volta Series C	6/6/2022	174,273	0
Zero Mass Water, Inc. Series C-1	6/6/2022	1,583,070	422,616
Total		$50,757,450	$38,304,766

★Includes $15,847,000 cash collateral held at broker for futures contracts, $20,636,999 cash collateral held at brokers for centrally cleared swap contracts, $195,000 cash collateral held at brokers for TBAs, $35,480 expense reimbursement receivable from Lincoln Financial
Investments Corporation, $527,627 variation margin due from broker on futures contracts, $58,351,976 payable for securities purchased,
$794,180 payable for fund shares redeemed, $874,970 variation margin due to brokers on centrally cleared interest rate swap contracts,
$4,787,410 cash collateral due to brokers for certain open bilateral derivatives, $268,980 cash collateral due to brokers for TBAs, $291,965 other accrued expenses payable, $1,313,385 due to manager and affiliates, $80,547 foreign capital gain taxes payable, $45,313 payable for audit fee and $121,643 payable for fund accounting fee as of June 30, 2024.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2024:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	AUD	4,900,000	USD	(3,244,158)	9/18/24	$31,361	$—
BCLY	BRL	42,881,261	USD	(7,848,967)	7/26/24	—	(202,178)
BCLY	COP	2,338,504,647	USD	(603,953)	7/17/24	—	(42,457)
BCLY	COP	(165,884,715)	USD	39,811	7/26/24	42	—
BCLY	COP	4,048,938,320	USD	(950,622)	8/15/24	17,477	—
LVIP BlackRock Global Allocation Fund-37

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	HUF	120,836,310	USD	(327,000)	7/26/24	$307	$—
BCLY	IDR	(40,655,063,753)	USD	2,494,558	7/17/24	9,451	—
BCLY	IDR	18,893,819,151	USD	(1,153,539)	7/17/24	1,376	—
BCLY	KRW	838,129,991	USD	(603,818)	7/26/24	4,328	—
BCLY	MXN	(53,334,223)	USD	2,868,619	7/17/24	—	(38,923)
BCLY	TRY	(50,695,047)	USD	1,492,651	7/26/24	—	(15,125)
BCLY	TRY	(42,613,000)	USD	1,178,066	9/25/24	—	(10,584)
BCLY	TRY	12,130,392	USD	(327,000)	10/28/24	—	(43)
BCLY	TRY	8,934,282	USD	(223,142)	12/4/24	8,782	—
BCLY	TRY	(59,250,000)	USD	1,506,794	12/6/24	—	(28,219)
BCLY	ZAR	(13,903,334)	USD	757,094	7/17/24	—	(6,099)
BNP	CLP	(579,656,000)	USD	616,000	7/26/24	151	—
BNP	CNY	(24,306,994)	USD	3,404,150	7/26/24	—	(2,049)
BNP	COP	(1,972,509,202)	USD	510,088	7/17/24	36,471	—
BNP	COP	13,036,031,139	USD	(3,123,525)	7/17/24	6,540	—
BNP	COP	5,461,799,000	USD	(1,394,739)	7/18/24	—	(83,539)
BNP	COP	4,081,192,000	USD	(982,000)	7/26/24	—	(3,583)
BNP	COP	10,411,555,680	USD	(2,407,797)	8/15/24	81,602	—
BNP	COP	14,752,000,000	USD	(3,546,276)	10/23/24	—	(54,082)
BNP	EUR	(579,000)	USD	619,703	7/26/24	—	(1,160)
BNP	EUR	2,915,007	USD	(3,131,988)	9/18/24	1,848	—
BNP	IDR	343,036,911	USD	(20,987)	9/18/24	—	(50)
BNP	KRW	(832,967,345)	USD	603,818	7/26/24	—	(582)
BNP	PEN	1,960,833	USD	(515,588)	7/26/24	—	(5,424)
BNP	PLN	2,507,441	USD	(619,703)	7/26/24	2,991	—
BNP	PLN	13,207,782	USD	(3,263,845)	9/18/24	13,927	—
BNP	TRY	12,613,000	USD	(294,885)	12/6/24	31,885	—
BNP	ZAR	(43,574,342)	USD	2,382,883	7/17/24	—	(9,037)
BOA	EUR	399,265	USD	(426,874)	7/26/24	1,258	—
BOA	EUR	3,871,783	USD	(4,153,145)	9/18/24	9,292	—
BOA	GBP	(338,115)	USD	426,874	7/26/24	—	(604)
CITI	AUD	49,240,969	USD	(32,593,434)	9/18/24	322,832	—
CITI	BRL	(12,640,491)	USD	2,410,991	8/15/24	161,674	—
CITI	BRL	(21,161,643)	USD	4,038,481	10/2/24	292,502	—
CITI	CLP	(604,526,800)	USD	646,000	7/26/24	3,727	—
CITI	CLP	308,851,500	USD	(327,000)	7/26/24	1,136	—
CITI	CNY	24,306,994	USD	(3,419,186)	7/26/24	—	(12,987)
CITI	COP	(21,864,934,510)	USD	5,562,677	7/17/24	312,713	—
CITI	COP	(5,444,100,000)	USD	1,409,658	7/22/24	103,604	—
CITI	COP	3,818,892,000	USD	(924,000)	7/26/24	—	(8,467)
CITI	COP	(18,179,665,012)	USD	4,572,638	8/13/24	224,741	—
CITI	COP	(23,023,643,000)	USD	5,639,594	8/14/24	133,924	—
CITI	COP	5,444,100,000	USD	(1,368,552)	2/21/25	—	(100,881)
CITI	DKK	52,490,575	USD	(7,601,037)	9/18/24	—	(28,366)
CITI	INR	(28,225,098)	USD	336,542	9/18/24	—	(1,127)
CITI	JPY	8,930,680,197	USD	(57,703,202)	9/18/24	—	(1,517,007)
CITI	MXN	(11,489,754)	USD	619,000	7/26/24	—	(6,461)
CITI	PEN	(6,532,979)	USD	1,741,735	7/17/24	41,985	—
CITI	PEN	3,674,673	USD	(968,116)	7/17/24	—	(12,040)
CITI	SEK	69,439,192	USD	(6,648,420)	9/18/24	—	(70,163)
CITI	THB	24,018,195	USD	(655,000)	7/26/24	897	—
CITI	TRY	(20,885,480)	USD	616,000	7/22/24	—	(8,015)
CITI	TRY	50,807,691	USD	(1,492,434)	7/26/24	18,693	—
CITI	TRY	(54,915,919)	USD	1,464,815	10/23/24	—	(23,067)
CITI	TRY	23,093,840	USD	(616,000)	10/23/24	9,700	—
CITI	TRY	24,526,950	USD	(658,000)	10/28/24	3,088	—
CITI	TWD	221,480,187	USD	(6,872,504)	9/18/24	—	(39,332)
CITI	UYU	(7,982,649)	USD	205,632	7/17/24	6,315	—
CITI	ZAR	17,062,602	USD	(928,000)	7/26/24	7,956	—
DB	CHF	20,515,402	USD	(23,109,272)	9/18/24	—	(54,684)
DB	CNH	6,552,677	USD	(901,309)	7/26/24	—	(1,767)
LVIP BlackRock Global Allocation Fund-38

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
DB	CZK	(115,029,910)	USD	5,010,596	7/17/24	$91,374	$—
DB	EUR	(803,037)	USD	859,380	7/26/24	—	(1,717)
DB	EUR	(12,472,200)	USD	13,271,337	9/18/24	—	(137,150)
DB	EUR	14,067,302	USD	(15,179,184)	9/18/24	—	(55,851)
DB	EUR	(1,940,162)	USD	2,093,513	9/18/24	7,703	—
DB	GBP	(25,616,209)	USD	32,644,846	9/18/24	244,373	—
DB	HUF	260,048,308	USD	(703,119)	7/17/24	1,513	—
DB	JPY	2,084,595,276	USD	(13,271,337)	9/18/24	—	(156,381)
DB	NOK	(87,192,057)	USD	8,159,042	9/18/24	—	(23,418)
DB	PEN	1,110,273	USD	(295,011)	7/17/24	—	(6,140)
DB	ZAR	11,503,749	USD	(638,744)	7/17/24	—	(7,270)
GSI	BRL	(67,937,597)	USD	13,106,510	7/17/24	977,678	—
GSI	CHF	(9,076,602)	USD	10,178,105	9/18/24	—	(21,906)
GSI	CHF	(8,421,928)	USD	9,479,857	9/18/24	15,549	—
GSI	COP	(8,273,846,250)	USD	2,100,078	7/17/24	113,455	—
GSI	COP	1,136,993,237	USD	(295,328)	7/17/24	—	(22,326)
GSI	EUR	9,475,938	USD	(10,178,105)	9/18/24	9,191	—
GSI	EUR	(4,402,448)	USD	4,784,172	9/18/24	51,232	—
GSI	EUR	1,939,100	USD	(2,095,216)	9/18/24	—	(10,548)
GSI	JPY	107,612,755	USD	(680,020)	7/26/24	—	(8,429)
GSI	MXN	23,106,872	USD	(1,254,000)	7/26/24	3,856	—
GSI	NOK	101,355,783	USD	(9,479,857)	9/18/24	31,785	—
GSI	PLN	(5,833,154)	USD	1,454,286	7/26/24	5,690	—
GSI	TRY	17,809,200	USD	(456,999)	12/4/24	5,311	—
GSI	TRY	2,938,518	USD	(76,584)	12/4/24	—	(302)
GSI	ZAR	33,243,788	USD	(1,815,082)	7/17/24	9,764	—
GSI	ZAR	150,378,897	USD	(8,065,438)	9/18/24	150,149	—
HSBC	BRL	(40,222,389)	USD	7,418,915	9/18/24	287,652	—
HSBC	CAD	13,968,152	USD	(10,177,414)	9/18/24	52,155	—
HSBC	COP	7,455,172,000	USD	(1,797,293)	2/24/25	—	(62,072)
HSBC	HUF	229,400,679	USD	(616,000)	7/26/24	5,373	—
HSBC	JPY	488,307,959	USD	(3,074,652)	9/18/24	—	(2,527)
HSBC	MXN	(64,912,096)	USD	3,536,610	7/26/24	3,028	—
HSBC	NZD	1,752,447	USD	(1,075,524)	9/18/24	—	(8,121)
HSBC	SEK	(4,591,174)	USD	437,126	7/26/24	3,379	—
HSBC	THB	49,569,000	USD	(1,353,993)	7/26/24	—	(345)
HSBC	ZAR	10,731,849	USD	(599,000)	7/26/24	—	(10,313)
JPMC	BRL	(1,993,905)	USD	375,500	7/2/24	18,890	—
JPMC	BRL	1,993,905	USD	(358,687)	7/2/24	—	(2,077)
JPMC	BRL	22,391,033	USD	(4,148,147)	7/17/24	—	(150,698)
JPMC	BRL	38,115,117	USD	(7,110,698)	9/18/24	—	(353,046)
JPMC	CNH	121,846,362	USD	(16,872,668)	9/19/24	—	(78,632)
JPMC	EUR	12,000	USD	(12,830)	7/26/24	38	—
JPMC	EUR	41,772,493	USD	(45,073,706)	9/18/24	—	(165,354)
JPMC	EUR	(13,010,859)	USD	14,217,823	9/18/24	230,239	—
JPMC	HUF	84,265,424	USD	(227,750)	7/17/24	578	—
JPMC	HUF	(4,781,185)	USD	12,830	7/26/24	—	(121)
JPMC	MXN	10,439,227	USD	(562,386)	7/17/24	6,714	—
JPMC	MXN	46,871,575	USD	(2,499,565)	9/18/24	30,882	—
JPMC	MXN	131,400,078	USD	(7,107,125)	9/18/24	—	(13,253)
JPMC	PLN	(9,687,343)	USD	2,391,535	7/26/24	—	(14,204)
JPMC	SGD	5,198,914	USD	(3,858,684)	9/18/24	—	(10,259)
MSC	CLP	1,221,090,559	USD	(1,301,289)	7/26/24	—	(3,955)
MSC	EUR	(365,680)	USD	395,940	7/17/24	3,995	—
MSC	INR	48,739,510	USD	(582,695)	7/26/24	1,406	—
MSC	MXN	(69,671,926)	USD	3,962,585	10/24/24	222,458	—
MSC	MYR	9,427,045	USD	(2,004,138)	7/26/24	—	(4,903)
MSC	PEN	(1,746,000)	USD	458,870	7/17/24	4,596	—
UBS	BRL	2,073,993	USD	(375,500)	7/2/24	—	(4,566)
UBS	BRL	(2,073,993)	USD	373,094	7/2/24	2,160	—
UBS	BRL	(2,079,655)	USD	375,500	7/26/24	4,646	—
LVIP BlackRock Global Allocation Fund-39

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
UBS	BRL	(5,497,236)	USD	982,000	8/2/24	$2,417	$—
UBS	CAD	18,883,475	USD	(13,754,113)	9/18/24	75,192	—
UBS	CZK	31,939,426	USD	(1,388,187)	7/17/24	—	(22,306)
UBS	CZK	56,188,151	USD	(2,406,833)	7/26/24	—	(3,524)
UBS	EUR	(3,918,109)	USD	4,229,256	9/18/24	17,014	—
UBS	EUR	(6,693,318)	USD	7,192,057	9/18/24	—	(3,728)
UBS	GBP	351,808	USD	(444,566)	7/26/24	224	—
UBS	GBP	5,719,407	USD	(7,287,684)	9/18/24	—	(53,534)
UBS	HKD	(146,635,780)	USD	18,817,949	9/19/24	—	(1,943)
UBS	HUF	770,101,997	USD	(2,084,908)	9/18/24	—	(2,669)
UBS	KRW	10,019,653,661	USD	(7,299,018)	9/19/24	—	(6,994)
UBS	MXN	55,824,738	USD	(3,002,370)	7/17/24	40,943	—
UBS	PLN	16,402,324	USD	(4,042,292)	7/17/24	31,458	—
UBS	TRY	20,774,662	USD	(616,000)	7/22/24	4,704	—
UBS	TRY	63,920,000	USD	(1,660,972)	9/25/24	122,019	—
UBS	TRY	51,238,895	USD	(1,382,220)	10/23/24	6,037	—
UBS	TRY	(29,682,000)	USD	748,789	12/4/24	—	(21,728)
UBS	TRY	46,637,000	USD	(1,122,836)	12/6/24	85,407	—
UBS	ZAR	(26,902,108)	USD	1,470,132	7/17/24	—	(6,601)
UBS	ZAR	(14,760,718)	USD	823,977	7/26/24	14,289	—
Total Foreign Currency Exchange Contracts						$4,901,092	$(3,847,013)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
501	Australia 10 yr Bonds	$37,956,683	$38,324,880	9/16/24	$—	$(368,197)
833	EURO-BOBL	103,876,327	102,849,283	9/6/24	1,027,044	—
34	Euro-BTP	4,197,976	4,229,684	9/6/24	—	(31,708)
390	Euro-Bund	54,973,815	54,427,581	9/6/24	546,234	—
(8)	Euro-Buxl	(1,115,845)	(1,092,898)	9/6/24	—	(22,947)
87	Euro-O.A.T.	11,471,422	11,558,620	9/6/24	—	(87,198)
109	Euro-Schatz	12,338,742	12,281,020	9/6/24	57,722	—
(9)	Japan 10 yr Bonds (OSE)	(7,991,423)	(7,990,424)	9/12/24	—	(999)
91	Long Gilt	11,223,775	11,126,089	9/26/24	97,686	—
(395)	U.S. Treasury 10 yr Notes	(43,443,828)	(43,063,057)	9/19/24	—	(380,771)
(1,591)	U.S. Treasury 10 yr Ultra Notes	(180,628,219)	(179,233,806)	9/19/24	—	(1,394,413)
(3,466)	U.S. Treasury 2 yr Notes	(707,822,188)	(706,641,707)	9/30/24	—	(1,180,481)
2,600	U.S. Treasury 5 yr Notes	277,103,125	276,141,648	9/30/24	961,477	—
125	U.S. Treasury Long Bonds	14,789,062	14,677,331	9/19/24	111,731	—
(89)	U.S. Treasury Ultra Bonds	(11,155,594)	(11,251,069)	9/19/24	95,475	—
					2,897,369	(3,466,714)
Equity Contracts:
6	E-mini MSCI Emerging Markets Index	326,460	323,774	9/20/24	2,686	—
(105)	E-mini NASDAQ 100	(41,847,225)	(41,986,745)	9/20/24	139,520	—
22	E-mini Russell 2000 Index	2,271,500	2,232,564	9/20/24	38,936	—
107	E-mini S&P 500 Index	29,540,025	29,596,620	9/20/24	—	(56,595)
29	Euro STOXX 50 Index	1,529,896	1,525,448	9/20/24	4,448	—
226	Euro STOXX Bank Index	1,664,594	1,651,718	9/20/24	12,876	—
(17)	FTSE 100 Index	(1,764,733)	(1,757,395)	9/20/24	—	(7,338)
93	IFSC Nifty 50 Index	4,489,947	4,465,185	7/25/24	24,762	—
158	Nikkei 225 Index (OSE)	38,869,041	38,401,979	9/12/24	467,062	—
4	S&P / TSX 60 Index	766,346	758,941	9/19/24	7,405	—
					697,695	(63,933)
Total Futures Contracts					$3,595,064	$(3,530,647)
LVIP BlackRock Global Allocation Fund-40

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Protection Purchased
AVIS Budget Group 4.75 - 04/01/2028- Quarterly	431,000	(5.00%)	12/20/26	$(28,003)	$(30,747)	$2,744	$—
CDX.NA.HY.42- Quarterly[4]	905,000	(5.00%)	6/20/29	(57,853)	(58,236)	383	—
ITRAXX Europe- Quarterly[5]	EUR 218,925	(1.00%)	12/20/28	(4,278)	(4,714)	436	—
ITRAXX.XO- Quarterly[6]	EUR 5,435,736	(5.00%)	12/20/28	(372,624)	(407,609)	34,985	—
ITRAXX.XO.38- Quarterly[6]	EUR 554,970	(5.00%)	12/20/27	(48,376)	(6,375)	—	(42,001)
					(507,681)	38,548	(42,001)
Protection Sold
CDX.NA.HY.39- Quarterly[4]	1,974,988	(5.00%)	12/20/27	123,694	(20,294)	143,988	—
CDX.NA.HY.41- Quarterly[4]	3,773,088	(5.00%)	12/20/28	245,337	127,310	118,027	—
CDX.NA.IG.39- Quarterly[7]	1,578,595	(1.00%)	12/20/27	31,559	1,704	29,855	—
					108,720	291,870	—

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
JPMC American Airlines Group, Inc. 3.75 - 03/01/2025 - Quarterly	105,000	(5.00%)	12/20/24	$(2,135)	$(577)	$—	$(1,558)
DB Boeing Co. 2.60 - 10/30/2025 - Quarterly	900,000	(1.00%)	12/20/28	10,415	(3,943)	14,358	—
JPMC Boeing Co. 2.60 - 10/30/2025 - Quarterly	900,000	(1.00%)	6/20/29	14,714	10,744	3,970	—
BNP BorgWarner, Inc. 3.38 - 03/15/2025 - Quarterly	45,000	(1.00%)	12/20/27	(707)	435	—	(1,142)
GSI Community Health Sys- tems, Inc. 6.88 - 04/01/2028 - Quarterly	30,000	(5.00%)	6/20/26	1,303	2,130	—	(827)
GSI Community Health Sys- tems, Inc. 6.88 - 04/01/2028 - Quarterly	65,000	(5.00%)	6/20/26	2,823	5,984	—	(3,161)
JPMC Credit Suisse Group 5.00 - 07/29/2019 - Quarterly	EUR 840,000	(1.00%)	6/20/28	(15,529)	23,014	—	(38,543)
JPMC DXC Technology Co. 1.80 - 09/15/2026 - Quarterly	170,000	(5.00%)	6/20/29	(24,101)	(21,438)	—	(2,663)
JPMC DXC Technology Co. 1.80 - 09/15/2026 - Quarterly	85,000	(5.00%)	6/20/29	(12,051)	(9,474)	—	(2,577)
MSC General Electric Co. 6.75 - 03/15/2032 -Quarterly	107,914	(1.00%)	6/20/27	(2,520)	1,350	—	(3,870)
MSC General Electric Co. 6.75 - 03/15/2032 -Quarterly	107,914	(1.00%)	6/20/27	(2,520)	1,350	—	(3,870)
MSC General Electric Co. 6.75 - 03/15/2032 -Quarterly	144,172	(1.00%)	6/20/27	(3,367)	1,691	—	(5,058)
JPMC Ladbrokes Group Fi- nance PLC 5.13 - 09/08/2023 - Quarterly	EUR 94,833	(1.00%)	6/20/29	2,775	3,095	—	(320)
BNP Ladbrokes Group Fi- nance PLC 5.13 - 09/08/2023 - Quarterly	EUR 142,250	(1.00%)	6/20/29	4,162	4,765	—	(603)
LVIP BlackRock Global Allocation Fund-41

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
Protection Purchased (continued)
GSI Ladbrokes Group Fi- nance PLC 5.13 - 09/16/2022 - Quarterly	EUR 237,083	(1.00%)	6/20/29	$6,937	$8,578	$—	$(1,641)
BOA Panama Government International Bonds 8.88 - 09/30/2027 - Quarterly	505,000	(1.00%)	6/20/29	17,174	18,966	—	(1,792)
JPMC Paramount Global 4.75 - 05/15/2025 - Quarterly	220,000	(1.00%)	6/20/28	6,707	7,753	—	(1,046)
BCLY Paramount Global 4.75 - 05/15/2025 - Quarterly	48,951	(1.00%)	6/20/28	1,492	1,646	—	(154)
BCLY Paramount Global 4.75 - 05/15/2025 - Quarterly	45,524	(1.00%)	6/20/28	1,388	1,532	—	(144)
JPMC Paramount Global 4.75 - 05/15/2025 - Quarterly	40,000	(1.00%)	12/20/28	1,850	2,580	—	(730)
JPMC Paramount Global 4.75 - 05/15/2025 - Quarterly	40,000	(1.00%)	12/20/28	1,850	2,647	—	(797)
BCLY Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	50,000	(1.00%)	12/20/27	5,008	9,030	—	(4,022)
GSI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	85,000	(1.00%)	6/20/25	21	8,633	—	(8,612)
GSI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	55,000	(1.00%)	12/20/27	5,508	9,938	—	(4,430)
CITI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	30,000	(1.00%)	12/20/27	3,005	5,703	—	(2,698)
CITI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	40,000	(1.00%)	12/20/27	4,006	7,825	—	(3,819)
BOA Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	80,000	(1.00%)	12/20/27	8,012	14,847	—	(6,835)
CITI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	135,000	(1.00%)	6/20/25	34	11,482	—	(11,448)
JPMC Simon Property Group LP 2.65 - 07/15/2030 - Quarterly	460,000	(1.00%)	6/20/28	(7,952)	8,405	—	(16,357)
CITI Southwest Airlines Co. 5.13 - 06/15/2027 - Quarterly	655,000	(1.00%)	6/20/29	(194)	(4,718)	4,524	—
GSI Telecom Italia SpA 3.00 - 09/30/2025 - Quarterly	EUR 410,000	(1.00%)	6/20/29	22,843	23,670	—	(827)
JPMC Xerox Corp. 3.80 - 05/15/2024 - Quarterly	90,000	(1.00%)	12/20/27	4,478	7,322	—	(2,844)
CITI Xerox Corp. 3.80 - 05/15/2024 - Quarterly	50,000	(1.00%)	12/20/27	2,488	4,054	—	(1,566)
MSC Xerox Corp. 3.80 - 05/15/2024 - Quarterly	30,000	(1.00%)	12/20/28	2,708	3,256	—	(548)
JPMC Xerox Corp. 3.80 - 05/15/2024 - Quarterly	15,000	(1.00%)	12/20/28	1,354	1,628	—	(274)
					173,903	22,852	(134,776)
Protection Sold
MSC CCO Holdings Capital Corp. 5.00 - 02/01/2028 - Quarterly	90,000	(5.00%)	6/20/29	8,300	6,377	1,923	—
LVIP BlackRock Global Allocation Fund-42

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
Protection Sold (continued)
GSI Virgin Media Finance PLC 3.75 - 07/15/2020 - Quarterly	EUR 474,000	(5.00%)	6/20/29	$19,578	$19,037	$541	$—
BOA Virgin Media Finance PLC 3.75 - 07/15/2020 - Quarterly	EUR 248,220	(5.00%)	6/20/29	10,252	10,187	65	—
JPMC Virgin Media Finance PLC 3.75 - 07/15/2020 - Quarterly	EUR 225,780	(5.00%)	6/20/29	9,325	10,238	—	(913)
JPMC Vistra Operations Co. LLC 5.50 - 09/01/2026 - Quarterly	239,000	(5.00%)	12/20/25	14,680	6,223	8,457	—
					52,062	10,986	(913)
					225,965	33,838	(135,689)
Total CDS Contracts					$(172,996)	$364,256	$(177,690)
Swap Contract1
Inflation Swap Contract
	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 1,585,000	(2.69%)	8/15/32	$17,392	$17,392	$—
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Notional Amount[3]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared
GBP28,459,891	4.26	SONIA12M	Pay	At Maturity	9/6/24	$(350,129)	$5	$—	$(350,134)
GBP95,425,000	3.18	SONIA12M	Pay	At Maturity	2/10/28	(434,893)	373	—	(435,266)
348,543,600	5.45	SOFR12M	Pay	At Maturity	10/2/24	12,646	3,801	8,845	—
EUR3,655,837	0.02	EURIBOR06M	Receive	Annual/Semiannual	8/26/31	759,039	56	758,983	—
ZAR32,110,438	9.90	JIBAR03M	Pay	Quarterly	9/20/33	88,344	28	88,316	—
ZAR16,055,219	9.92	JIBAR03M	Pay	Quarterly	9/20/33	45,446	15	45,431	—
ZAR16,055,220	9.90	JIBAR03M	Pay	Quarterly	9/20/33	44,229	15	44,214	—
MXN161,440,694	9.79	MTIIE01M	Pay	Monthly	2/4/25	(66,835)	9	—	(66,844)
1,669,600	4.25	SOFR12M	Receive	Annual	9/29/43	(55,280)	1,098	—	(56,378)
47,186,200	4.03	SOFR12M	Receive	Annual	9/29/53	(1,734,451)	14,563	—	(1,749,014)
MXN20,296,160	6.48	MTIIE01M	Pay	Monthly	8/12/26	(81,841)	2	—	(81,843)
MXN27,869,289	6.47	MTIIE01M	Pay	Monthly	8/13/26	(112,645)	3	—	(112,648)
MXN13,784,000	6.44	MTIIE01M	Pay	Monthly	8/14/26	(56,028)	5	—	(56,033)
MXN22,719,389	6.42	MTIIE01M	Pay	Monthly	8/14/26	(92,955)	2	—	(92,957)
MXN20,466,582	6.42	MTIIE01M	Pay	Monthly	8/17/26	(83,383)	3	—	(83,385)
EUR8,364,000	2.34	ESTR12M	Pay	Annual	1/19/33	(95,891)	100	—	(95,991)
GBP7,195,000	4.86	SONIA12M	Pay	Annual	6/20/28	244,775	(15)	244,790	—
LVIP BlackRock Global Allocation Fund-43

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Interest Rate Swap (IRS) Contracts (continued)
Notional Amount[3]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared: (continued)
MXN117,201,000	9.13	MTIIE01M	Pay	Monthly	8/15/28	$(116,558)	$53	$—	$(116,611)
5,872,019	3.65	SOFR12M	Receive	Annual	11/3/53	173,791	184	173,607	—
5,476,382	3.46	SOFR12M	Receive	Annual	12/15/36	140,576	91	140,485	—
27,046,000	3.27	SOFR12M	Receive	Annual	2/5/28	239,989	117	239,872	—
26,837,722	3.45	SOFR12M	Receive	Annual	1/26/28	156,193	116	156,077	—
JPY3,223,089,028	0.28	TONAR12M	Receive	Annual	3/9/26	20,430	88	20,342	—
ZAR74,824,894	8.02	JIBAR03M	Receive	Quarterly	3/26/26	(12,881)	3	—	(12,884)
ZAR72,112,429	8.15	JIBAR03M	Receive	Quarterly	5/7/26	(17,518)	10	—	(17,528)
ZAR98,488,456	7.97	JIBAR03M	Receive	Quarterly	6/6/26	(14,634)	14	—	(14,648)
11,231,000	4.20	SOFR12M	Pay	Annual	10/23/27	74,408	43	74,365	—
GBP6,812,320	4.12	SONIA12M	Pay	Annual	11/17/28	(36,774)	289	—	(37,063)
GBP6,858,000	4.12	SONIA12M	Pay	Annual	11/21/28	(35,211)	294	—	(35,505)
26,837,722	4.00	SOFR12M	Pay	Annual	1/26/28	106,434	103	106,331	—
PLN25,053,009	5.68	WIBOR03M	Pay	At Maturity	3/20/25	78,292	11	78,281	—
EUR17,369,716	3.00	EURIBOR06M	Pay	Annual/Semiannual	3/5/29	19,803	—	19,803	—
JPY327,470,000	1.45	TONAR12M	Pay	Annual	3/6/54	(136,662)	77	—	(136,739)
JPY327,470,000	1.45	TONAR12M	Pay	Annual	3/11/54	(136,226)	79	—	(136,305)
149,684,400	4.73	SOFR12M	Pay	Annual	4/26/27	1,280,513	77,172	1,203,341	—
128,216,200	4.93	SOFR12M	Pay	Annual	4/26/26	525,610	22,203	503,408	—
201,791,100	4.50	SOFR12M	Pay	Annual	4/26/29	3,312,791	220,146	3,092,645	—
142,128,400	4.35	SOFR12M	Pay	Annual	4/26/34	4,296,988	260,723	4,036,265	—
5,854,900	4.07	SOFR12M	Pay	Annual	4/26/54	322,469	25,270	297,199	—
EUR19,803,303	2.90	EURIBOR06M	Pay	Semiannual	4/30/29	(31,925)	200	—	(32,125)
28,228,500	4.00	SOFR12M	Pay	Annual	5/6/29	(164,024)	254	—	(164,278)
28,181,000	4.50	SOFR12M	Pay	Annual	5/8/26	(105,539)	117	—	(105,656)
33,768,180	4.15	SOFR12M	Pay	Annual	5/30/27	110,322	156	110,166	—
33,768,180	4.10	SOFR12M	Pay	Annual	5/30/27	79,614	147	79,467	—
EUR14,337,950	2.87	EURIBOR06M	Pay	Semiannual	6/11/29	(19,193)	150	—	(19,343)
							$628,173	$11,522,233	$(4,009,178)

Counterparty	Notional Amount[3]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter
BNP	BRL19,423,774	10.12	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	$(202,013)	$—	$—	$(202,013)
BNP	BRL108,408	10.12	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(1,129)	—	—	(1,129)
BNP	BRL14,282,031	10.03	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(155,932)	—	—	(155,932)
BNP	BRL6,999,000	11.57	BRL-CDI 1 Day	Receive	At Maturity	1/4/27	8,356	—	8,356	—
BNP	BRL7,682,824	9.79	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(74,212)	—	—	(74,212)
BNP	BRL39,621,000	10.67	BRL-CDI 1 Day	Pay	At Maturity	1/2/25	—	—	—	—
BOA	BRL20,244,680	10.12	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(210,859)	—	—	(210,859)
BOA	BRL15,193,012	10.10	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(160,096)	—	—	(160,096)
BOA	BRL16,337,393	9.97	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(177,897)	—	—	(177,897)
CITI	BRL25,721,643	13.22	BRL-CDI 1 Day	Pay	At Maturity	1/2/25	124,232	—	124,232	—
GSI	CLP1,311,851,483	4.99	CLICP1D	Receive	Semiannual	4/1/28	6,117	—	6,117	—
JPMC	BRL48,919,908	13.15	BRL-CDI 1 Day	Pay	At Maturity	1/2/25	223,844	—	223,844	—
JPMC	BRL48,895,263	13.18	BRL-CDI 1 Day	Pay	At Maturity	1/2/25	229,056	—	229,056	—
JPMC	BRL10,128,697	9.39	BRL-CDI 1 Day	Pay	At Maturity	1/2/25	(157,314)	—	—	(157,314)
JPMC	BRL11,049,648	9.42	BRL-CDI 1 Day	Pay	At Maturity	1/2/25	(169,230)	—	—	(169,230)
JPMC	COP10,646,946,593	9.81	COP-IBR 1 Day	Receive	At Maturity	5/10/25	1,478	—	1,478	—
JPMC	CLP1,259,206,311	4.92	CLICP1D	Receive	Semiannual	4/1/28	7,620	—	7,620	—
JPMC	CLP2,402,191,727	4.88	BRL-CDI 1 Day	Pay	Annual	4/1/26	(16,919)	—	—	(16,919)
MSC	COP6,723,732,974	9.73	COP-IBR 1 Day	Receive	At Maturity	5/10/25	2,142	—	2,142	—
								—	602,845	(1,325,601)
Total IRS Contracts								$628,173	$12,125,078	$(5,334,779)
LVIP BlackRock Global Allocation Fund-44

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contract1
Total Return Swap (TRS) Contract
Counterparty/ Swap Obligation	Notional Amount[3]	Floating Interest Rate Paid	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
CITI- Receive variable amounts based on SOFR12M and pay quarterly payments based on Citi Equity U.S. 1W Volatility Carry Index	4,500	0.01%	9/16/24	$4,815	$4,815	$—
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[8]	Termination Date[9]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Long Equities
Saudi Arabia
JPMC - Dr. Soliman Abdel Kader Fakeeh Hospital Co. - Monthly	7,690	6.07%	7/12/2024	120,985	$(252)	$—	$(252)
JPMC - Rasan Information Technology Co. - Monthly	14,985	6.07%	7/12/2024	147,877	116,545	116,545	—
JPMC - Saudi Arabian Oil Co. - Monthly	193,142	6.07%	7/12/2024	1,460,095	(34,028)	—	(34,028)
United States
JPMC - Customers Bancorp, Inc. - Monthly	6,558	5.52%	7/12/2024	287,757	26,896	26,896	—
JPMC - Eagle Bancorp, Inc. - Monthly	3,766	5.52%	7/12/2024	62,666	8,511	8,511	—
JPMC - New York Community Bancorp, Inc. - Monthly	119,624	5.52%	7/12/2024	368,442	16,747	16,747	—
JPMC - Western Digital Corp. - Monthly	660	5.52%	7/12/2024	52,041	(2,033)	—	(2,033)
Total Long Equities						$168,699	$(36,313)
Short Equities
Australia
JPMC - AGL Energy Ltd. - Monthly	(5,305)	5.07%	7/12/2024	(38,248)	(2,242)	—	(2,242)
JPMC - Altium Ltd. - Monthly	(41,404)	5.07%	7/12/2024	(1,852,939)	(33,576)	—	(33,576)
JPMC - CAR Group Ltd. - Monthly	(8,216)	5.07%	7/12/2024	(195,138)	1,937	1,937	—
JPMC - Computershare Ltd. - Monthly	(46,937)	5.07%	7/12/2024	(887,969)	7,325	7,325	—
JPMC - Goodman Group - Monthly	(1,250)	5.07%	7/12/2024	(32,491)	(336)	—	(336)
JPMC - IDP Education Ltd. - Monthly	(14,984)	5.07%	7/12/2024	(153,893)	(564)	—	(564)
JPMC - Lynas Rare Earths Ltd. - Monthly	(315,201)	5.07%	7/12/2024	(1,355,552)	108,647	108,647	—
JPMC - Mineral Resources Ltd. - Monthly	(40,515)	5.07%	7/12/2024	(1,776,587)	319,262	319,262	—
JPMC - Perpetual Ltd. - Monthly	(2,816)	5.07%	7/12/2024	(40,445)	414	414	—
CITI - Pilbara Minerals Ltd. - Monthly	(185)	5.02%	7/23/2024	(401)	22	22	—
JPMC - Pilbara Minerals Ltd. - Monthly	(13,668)	5.07%	7/12/2024	(31,335)	3,343	3,343	—
JPMC - Pro Medicus Ltd. - Monthly	(2,122)	5.07%	7/12/2024	(189,607)	(15,049)	—	(15,049)
JPMC - Qantas Airways Ltd. - Monthly	(10,049)	5.07%	7/12/2024	(40,845)	1,629	1,629	—
JPMC - SEEK Ltd. - Monthly	(20,564)	5.07%	7/12/2024	(313,052)	16,851	16,851	—
JPMC - Treasury Wine Estates Ltd. - Monthly	(32,965)	5.07%	7/12/2024	(266,563)	(7,004)	—	(7,004)
JPMC - Vicinity Ltd. - Monthly	(37,441)	5.07%	7/12/2024	(46,770)	563	563	—
JPMC - WiseTech Global Ltd. - Monthly	(2,272)	5.07%	7/12/2024	(152,273)	(5,529)	—	(5,529)
Belgium
CITI - Anheuser-Busch InBev SA - Monthly	(1,081)	5.06%	7/23/2024	(65,721)	3,066	3,066	—
CITI - Solvay SA - Monthly	(3,320)	5.06%	7/23/2024	(117,807)	936	936	—
JPMC - Solvay SA - Monthly	(4,143)	5.06%	7/12/2024	(141,419)	(4,424)	—	(4,424)
CITI - UCB SA - Monthly	(7,373)	5.06%	7/23/2024	(1,098,474)	3,283	3,283	—
Brazil
JPMC - BRF SA - Monthly	(62,204)	4.90%	7/12/2024	(246,553)	(33,941)	—	(33,941)
CITI - Cia de Saneamento Basico do Estado de Sao Paulo SABESP - Monthly	(27,434)	4.92%	7/23/2024	(396,486)	28,367	28,367	—
JPMC - Cia de Saneamento Basico do Estado de Sao Paulo SABESP - Monthly	(19,436)	4.92%	7/12/2024	(272,030)	11,230	11,230	—
JPMC - Cia Siderurgica Nacional SA - Monthly	(14,365)	4.92%	7/12/2024	(33,164)	67	67	—
JPMC - Eneva SA - Monthly	(16,804)	4.92%	7/12/2024	(39,006)	679	679	—
CITI - Hapvida Participacoes e Investimentos SA - Monthly	(16,911)	4.92%	7/23/2024	(12,200)	674	674	—
JPMC - Hapvida Participacoes e Investimentos SA - Monthly	(940,474)	4.92%	7/12/2024	(888,030)	33,812	33,812	—
JPMC - Localiza Rent a Car SA - Monthly	(98,016)	4.92%	7/12/2024	(762,240)	27,396	27,396	—
JPMC - Natura & Co. Holding SA - Monthly	(64,309)	4.82%	7/12/2024	(177,979)	(910)	—	(910)
CITI - PRIO SA - Monthly	(3,826)	4.92%	7/23/2024	(29,858)	(154)	—	(154)
CITI - Rede D'Or Sao Luiz SA - Monthly	(4,190)	4.92%	7/23/2024	(20,677)	230	230	—
LVIP BlackRock Global Allocation Fund-45

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[8]	Termination Date[9]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
Brazil (continued)
CITI - Sendas Distribuidora SA - Monthly	(71,226)	4.57%	7/23/2024	(146,224)	$14,733	$14,733	$—
Canada
CITI - Alimentation Couche-Tard, Inc. - Monthly	(1,015)	5.12%	7/23/2024	(58,257)	1,299	1,299	—
CITI - Brookfield Corp. Class A - Monthly	(1,128)	5.12%	7/23/2024	(48,701)	(163)	—	(163)
JPMC - Power Corp. of Canada - Monthly	(2,701)	5.07%	7/12/2024	(78,729)	3,664	3,664	—
China
CITI - Avolta AG - Monthly	(1,162)	5.06%	7/23/2024	(47,580)	2,442	2,442	—
JPMC - Bachem Holding AG - Monthly	(6,945)	5.06%	7/12/2024	(614,694)	(30,075)	—	(30,075)
CITI - Baloise Holding AG - Monthly	(2,072)	5.06%	7/23/2024	(367,645)	2,805	2,805	—
JPMC - Baloise Holding AG - Monthly	(197)	5.06%	7/12/2024	(34,034)	(654)	—	(654)
CITI - Cie Financiere Richemont SA - Monthly	(256)	5.06%	7/23/2024	(40,287)	325	325	—
CITI - Helvetia Holding AG - Monthly	(452)	5.06%	7/23/2024	(61,945)	820	820	—
CITI - Swiss Life Holding AG - Monthly	(2,902)	5.06%	7/23/2024	(2,129,789)	(3,954)	—	(3,954)
JPMC - Tecan Group AG - Monthly	(1,413)	5.06%	7/12/2024	(524,532)	23,023	23,023	—
CITI - Temenos AG - Monthly	(5,538)	5.06%	7/23/2024	(381,890)	(275)	—	(275)
Denmark
CITI - Delivery Hero SE - Monthly	(63)	5.06%	7/23/2024	(1,752)	258	258	—
JPMC - Delivery Hero SE - Monthly	(36,698)	5.06%	7/12/2024	(1,112,999)	242,465	242,465	—
CITI - Deutsche Bank AG - Monthly	(2,421)	5.06%	7/23/2024	(38,556)	(97)	—	(97)
CITI - Sartorius AG - Monthly	(206)	5.06%	7/23/2024	(49,689)	1,374	1,374	—
JPMC - Sartorius AG - Monthly	(674)	5.06%	7/12/2024	(387,057)	21,712	21,712	—
CITI - Siemens Energy AG - Monthly	(11,934)	5.06%	7/23/2024	(463,608)	4,052	4,052	—
CITI - thyssenkrupp AG - Monthly	(55,362)	5.06%	7/23/2024	(248,317)	8,904	8,904	—
CITI - Vonovia SE - Monthly	(261)	5.06%	7/23/2024	(7,402)	(19)	—	(19)
Faeroe Islands
CITI - Coloplast AS - Monthly	(3,182)	5.06%	7/23/2024	(387,806)	5,541	5,541	—
JPMC - Orsted AS - Monthly	(501)	5.02%	7/12/2024	(27,934)	1,273	1,273	—
Finland
CITI - Metso OYJ - Monthly	(1,618)	5.06%	7/23/2024	(17,821)	694	694	—
JPMC - Metso OYJ - Monthly	(18,457)	5.06%	7/12/2024	(216,850)	21,477	21,477	—
CITI - Nokia OYJ - Monthly	(239,605)	5.06%	7/23/2024	(953,074)	(7,379)	—	(7,379)
France
JPMC - Alstom SA - Monthly	(2,780)	4.59%	7/12/2024	(50,436)	3,693	3,693	—
CITI - Kering SA - Monthly	(102)	5.27%	7/23/2024	(35,482)	(1,494)	—	(1,494)
JPMC - Sartorius Stedim Biotech - Monthly	(3,524)	5.06%	7/12/2024	(761,846)	122,968	122,968	—
CITI - SOITEC - Monthly	(331)	5.06%	7/23/2024	(37,967)	1,030	1,030	—
CITI - Teleperformance SE - Monthly	(3,802)	5.06%	7/23/2024	(408,363)	7,946	7,946	—
CITI - Worldline SA - Monthly	(31,197)	5.06%	7/23/2024	(342,610)	4,497	4,497	—
Hong Kong
CITI - Agricultural Bank of China Ltd. - Monthly	(362,000)	5.02%	7/23/2024	(156,257)	1,427	1,427	—
CITI - Anhui Conch Cement Co. Ltd. - Monthly	(35,500)	5.02%	7/23/2024	(88,187)	(1,072)	—	(1,072)
CITI - China Resources Power Holdings Co. Ltd. - Monthly	(218,000)	5.02%	7/23/2024	(671,542)	2,946	2,946	—
JPMC - China Resources Power Holdings Co. Ltd. - Monthly	(2,000)	5.02%	7/12/2024	(5,874)	(260)	—	(260)
JPMC - PICC Property & Casualty Co. Ltd. - Monthly	(544,000)	5.02%	7/12/2024	(687,578)	11,849	11,849	—
CITI - Postal Savings Bank of China Co. Ltd. - Monthly	(949,000)	5.02%	7/23/2024	(545,977)	(10,610)	—	(10,610)
JPMC - Shandong Gold Mining Co. Ltd. - Monthly	(106,000)	5.02%	7/12/2024	(220,039)	9,099	9,099	—
CITI - Zijin Mining Group Co. Ltd. - Monthly	(146,000)	5.02%	7/23/2024	(313,421)	5,307	5,307	—
JPMC - Zijin Mining Group Co. Ltd. - Monthly	(8,000)	5.02%	7/12/2024	(17,037)	154	154	—
Italy
CITI - DiaSorin SpA - Monthly	(3,733)	5.06%	7/23/2024	(383,693)	11,653	11,653	—
CITI - Nexi SpA - Monthly	(93,299)	5.20%	7/23/2024	(582,639)	13,703	13,703	—
CITI - Telecom Italia SpA - Monthly	(2,942,900)	4.82%	7/23/2024	(729,752)	25,347	25,347	—
JPMC - Telecom Italia SpA - Monthly	(1,267,952)	4.88%	7/12/2024	(313,022)	9,528	9,528	—
Japan
CITI - Ajinomoto Co., Inc. - Monthly	(3,500)	5.07%	7/23/2024	(189,564)	151	151	—
CITI - Bandai Namco Holdings, Inc. - Monthly	(7,700)	5.07%	7/23/2024	(190,425)	(3,649)	—	(3,649)
CITI - DMG Mori Co. Ltd. - Monthly	(13,900)	5.07%	7/23/2024	(364,702)	3,832	3,832	—
CITI - GLP J-Reit - Monthly	(40)	5.07%	7/23/2024	(53,342)	695	695	—
CITI - Hino Motors Ltd. - Monthly	(9,200)	5.07%	7/23/2024	(26,762)	968	968	—
CITI - Iida Group Holdings Co. Ltd. - Monthly	(3,800)	5.07%	7/23/2024	(60,461)	(66)	—	(66)
CITI - Japan Metropolitan Fund Invest - Monthly	(72)	5.07%	7/23/2024	(42,503)	303	303	—
CITI - JGC Holdings Corp. - Monthly	(3,200)	5.07%	7/23/2024	(25,513)	442	442	—
CITI - Kansai Electric Power Co., Inc. - Monthly	(1,700)	5.07%	7/23/2024	(40,420)	81	81	—
LVIP BlackRock Global Allocation Fund-46

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[8]	Termination Date[9]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
Japan (continued)
CITI - Koito Manufacturing Co. Ltd. - Monthly	(20,000)	5.07%	7/23/2024	(274,100)	$(1,741)	$—	$(1,741)
CITI - Lasertec Corp. - Monthly	(1,300)	5.07%	7/23/2024	(296,478)	4,869	4,869	—
CITI - MatsukiyoCocokara & Co. - Monthly	(23,900)	5.07%	7/23/2024	(339,285)	(3,863)	—	(3,863)
CITI - Mercari, Inc. - Monthly	(64,600)	5.07%	7/23/2024	(775,025)	(27,004)	—	(27,004)
JPMC - Mercari, Inc. - Monthly	(36,100)	5.07%	7/12/2024	(488,684)	40,491	40,491	—
CITI - Mitsubishi Corp. - Monthly	(2,900)	5.07%	7/23/2024	(57,259)	(1,391)	—	(1,391)
CITI - NIPPON EXPRESS HOLDINGS, Inc. - Monthly	(6,500)	5.07%	7/23/2024	(302,388)	2,820	2,820	—
CITI - Nippon Shinyaku Co. Ltd. - Monthly	(3,000)	5.07%	7/23/2024	(59,562)	(1,132)	—	(1,132)
CITI - Nissan Chemical Corp. - Monthly	(10,700)	5.07%	7/23/2024	(332,737)	(6,239)	—	(6,239)
CITI - Nomura Real Estate Holdings, Inc. - Monthly	(1,600)	5.07%	7/23/2024	(39,335)	(752)	—	(752)
CITI - OKUMA Corp. - Monthly	(500)	5.07%	7/23/2024	(21,247)	(1,278)	—	(1,278)
CITI - Olympus Corp. - Monthly	(8,500)	5.07%	7/23/2024	(137,298)	280	280	—
JPMC - Olympus Corp. - Monthly	(69,200)	5.07%	7/12/2024	(1,174,238)	58,755	58,755	—
CITI - Park24 Co. Ltd. - Monthly	(3,100)	5.07%	7/23/2024	(32,412)	522	522	—
CITI - Penta-Ocean Construction Co. Ltd. - Monthly	(10,400)	5.07%	7/23/2024	(42,031)	(761)	—	(761)
JPMC - Rakuten Group, Inc. - Monthly	(323,500)	5.07%	7/12/2024	(1,730,641)	61,969	61,969	—
CITI - Recruit Holdings Co. Ltd. - Monthly	(16,000)	5.07%	7/23/2024	(820,148)	(40,885)	—	(40,885)
CITI - Relo Group, Inc. - Monthly	(5,200)	5.07%	7/23/2024	(56,250)	917	917	—
CITI - Ryohin Keikaku Co. Ltd. - Monthly	(6,500)	5.07%	7/23/2024	(108,147)	116	116	—
CITI - Sanken Electric Co. Ltd. - Monthly	(600)	5.07%	7/23/2024	(26,093)	413	413	—
JPMC - SBI Holdings, Inc. - Monthly	(1,700)	5.07%	7/12/2024	(52,924)	2,012	2,012	—
CITI - Seibu Holdings, Inc. - Monthly	(1,700)	5.07%	7/23/2024	(23,477)	52	52	—
JPMC - Sharp Corp. - Monthly	(5,800)	4.77%	7/12/2024	(44,950)	2,680	2,680	—
JPMC - Shinko Electric Industries Co. Ltd. - Monthly	(1,800)	5.07%	7/12/2024	(64,764)	1,665	1,665	—
CITI - Square Enix Holdings Co. Ltd. - Monthly	(1,700)	5.07%	7/23/2024	(49,575)	(1,481)	—	(1,481)
JPMC - Square Enix Holdings Co. Ltd. - Monthly	(11,200)	5.07%	7/12/2024	(538,634)	(1,219)	—	(1,219)
CITI - SUMCO Corp. - Monthly	(42,400)	5.07%	7/23/2024	(624,192)	13,979	13,979	—
JPMC - SUMCO Corp. - Monthly	(1,100)	5.07%	7/12/2024	(16,784)	953	953	—
CITI - Sumitomo Chemical Co. Ltd. - Monthly	(643,300)	5.07%	7/23/2024	(1,314,767)	(63,476)	—	(63,476)
CITI - Suzuki Motor Corp. - Monthly	(66,300)	5.07%	7/23/2024	(748,960)	(13,805)	—	(13,805)
CITI - Taisei Corp. - Monthly	(19,300)	5.07%	7/23/2024	(700,881)	(12,988)	—	(12,988)
CITI - Tokyo Ohka Kogyo Co. Ltd. - Monthly	(13,800)	5.07%	7/23/2024	(381,089)	6,948	6,948	—
JPMC - Tokyo Ohka Kogyo Co. Ltd. - Monthly	(100)	5.07%	7/12/2024	(2,689)	(22)	—	(22)
CITI - Tokyo Tatemono Co. Ltd. - Monthly	(3,900)	5.07%	7/23/2024	(59,845)	(1,701)	—	(1,701)
CITI - Toyota Industries Corp. - Monthly	(300)	5.07%	7/23/2024	(25,004)	(290)	—	(290)
CITI - Yamaha Corp. - Monthly	(1,700)	5.07%	7/23/2024	(44,676)	181	181	—
Mexico
CITI - Alfa SAB de CV - Monthly	(75,053)	4.82%	7/23/2024	(44,874)	1,142	1,142	—
Netherlands
CITI - Adyen NV - Monthly	(30)	5.06%	7/23/2024	(39,170)	957	957	—
CITI - Aegon Ltd. - Monthly	(16,514)	5.06%	7/23/2024	(105,892)	3,881	3,881	—
CITI - ASR Nederland NV - Monthly	(1,503)	5.06%	7/23/2024	(72,572)	927	927	—
JPMC - DSM-Firmenich AG - Monthly	(4,208)	5.06%	7/12/2024	(837,343)	(31,954)	—	(31,954)
JPMC - InPost SA - Monthly	(26,803)	5.06%	7/12/2024	(519,507)	7,720	7,720	—
CITI - Koninklijke Philips NV - Monthly	(1,732)	5.06%	7/23/2024	(45,625)	1,868	1,868	—
CITI - OCI NV - Monthly	(8,031)	5.06%	7/23/2024	(200,351)	4,339	4,339	—
Norway
CITI - Salmar ASA - Monthly	(7,239)	5.06%	7/23/2024	(412,389)	31,353	31,353	—
CITI - Schibsted ASA Class A - Monthly	(1,731)	5.06%	7/23/2024	(50,956)	(145)	—	(145)
CITI - TOMRA Systems ASA - Monthly	(3,555)	5.06%	7/23/2024	(46,224)	3,806	3,806	—
Poland
JPMC - Allegro.eu SA - Monthly	(3,275)	4.82%	7/12/2024	(36,168)	(212)	—	(212)
JPMC - Bank Polska Kasa Opieki SA - Monthly	(782)	4.82%	7/12/2024	(30,156)	(2,479)	—	(2,479)
JPMC - ORLEN SA - Monthly	(5,018)	4.82%	7/12/2024	(78,798)	(5,578)	—	(5,578)
Republic of Korea
CITI - Kakao Corp. - Monthly	(1,215)	4.97%	7/23/2024	(118,824)	902	902	—
CITI - LG Energy Solution Ltd. - Monthly	(1,250)	4.97%	7/23/2024	(297,876)	1,381	1,381	—
CITI - POSCO Future M Co. Ltd. - Monthly	(1,408)	4.32%	7/23/2024	(261,529)	(2,886)	—	(2,886)
JPMC - POSCO Future M Co. Ltd. - Monthly	(1,908)	4.08%	7/12/2024	(381,181)	22,868	22,868	—
JPMC - POSCO Holdings, Inc. - Monthly	(895)	4.97%	7/12/2024	(245,124)	9,101	9,101	—
South Africa
JPMC - Growthpoint Properties Ltd. - Monthly	(106,071)	4.92%	7/12/2024	(62,770)	(8,240)	—	(8,240)
JPMC - Impala Platinum Holdings Ltd. - Monthly	(96,585)	4.92%	7/12/2024	(452,503)	(29,367)	—	(29,367)
LVIP BlackRock Global Allocation Fund-47

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[8]	Termination Date[9]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
South Africa (continued)
JPMC - Reinet Investments SCA - Monthly	(1,396)	4.92%	7/12/2024	(35,692)	$434	$434	$—
Spain
CITI - Grifols SA Class A - Monthly	(103,784)	5.06%	7/23/2024	(1,038,610)	164,990	164,990	—
Sweden
CITI - Beijer Ref AB Class B - Monthly	(2,783)	5.06%	7/23/2024	(45,265)	2,334	2,334	—
JPMC - Beijer Ref AB Class B - Monthly	(23,815)	5.06%	7/12/2024	(374,485)	7,115	7,115	—
CITI - EQT AB - Monthly	(22,856)	5.06%	7/23/2024	(702,035)	23,339	23,339	—
CITI - Husqvarna AB - Monthly	(5,512)	5.06%	7/23/2024	(47,214)	3,041	3,041	—
CITI - Lifco AB Class B - Monthly	(2,930)	5.06%	7/23/2024	(81,652)	1,208	1,208	—
CITI - Nibe Industrier AB Class B - Monthly	(5,357)	5.06%	7/23/2024	(24,610)	1,896	1,896	—
CITI - Sagax AB Class B - Monthly	(1,322)	5.06%	7/23/2024	(37,030)	(181)	—	(181)
JPMC - Securitas AB - Monthly	(5,201)	5.06%	7/12/2024	(53,321)	1,699	1,699	—
CITI - Skanska AB - Monthly	(1,824)	5.06%	7/23/2024	(37,252)	1,241	1,241	—
CITI - Swedbank AB - Monthly	(7,746)	5.06%	7/23/2024	(158,316)	(1,077)	—	(1,077)
Taiwan
CITI - Cathay Financial Holding Co. Ltd. - Monthly	(32,000)	4.97%	7/23/2024	(59,596)	1,399	1,399	—
CITI - Chailease Holding Co. Ltd. - Monthly	(184,000)	4.97%	7/23/2024	(899,782)	29,169	29,169	—
CITI - Formosa Plastics Corp. - Monthly	(59,000)	5.22%	7/23/2024	(106,130)	1,557	1,557	—
CITI - Fubon Financial Holding Co. Ltd. - Monthly	(127,000)	4.97%	7/23/2024	(308,753)	(4,098)	—	(4,098)
JPMC - Lite-On Technology Corp. - Monthly	(2,000)	3.82%	7/12/2024	(6,522)	(13)	—	(13)
United Kingdom
CITI - Flutter Entertainment PLC - Monthly	(813)	5.07%	7/23/2024	(150,598)	1,939	1,939	—
CITI - Legal & General Group PLC - Monthly	(17,961)	5.07%	7/23/2024	(52,504)	964	964	—
JPMC - Ocado Group PLC - Monthly	(90,509)	5.07%	7/12/2024	(568,302)	78,545	78,545	—
CITI - Rentokil Initial PLC - Monthly	(49,868)	5.07%	7/23/2024	(289,938)	(794)	—	(794)
CITI - RS Group PLC - Monthly	(2,960)	5.07%	7/23/2024	(29,983)	1,617	1,617	—
CITI - St. James's Place PLC - Monthly	(109,313)	5.07%	7/23/2024	(781,124)	18,034	18,034	—
United States
CITI - Air Products & Chemicals, Inc. - Monthly	(5,574)	5.17%	7/23/2024	(1,509,036)	70,666	70,666	—
JPMC - Air Transport Services Group, Inc. - Monthly	(2,744)	5.17%	7/12/2024	(36,193)	(1,866)	—	(1,866)
CITI - Albemarle Corp. - Monthly	(7,065)	5.17%	7/23/2024	(681,063)	6,214	6,214	—
JPMC - Albemarle Corp. - Monthly	(699)	4.88%	7/12/2024	(68,773)	2,005	2,005	—
CITI - American International Group, Inc. - Monthly	(1,471)	5.17%	7/23/2024	(111,735)	2,528	2,528	—
JPMC - Atacadao SA - Monthly	(11,442)	4.38%	7/12/2024	(19,829)	1,285	1,285	—
JPMC - Atlantic Union Bankshares Corp. - Monthly	(1,685)	5.17%	7/12/2024	(51,780)	(3,572)	—	(3,572)
CITI - Bath & Body Works, Inc. - Monthly	(25,336)	5.17%	7/23/2024	(1,050,770)	61,399	61,399	—
CITI - Best Buy Co., Inc. - Monthly	(7,577)	5.17%	7/23/2024	(676,258)	37,592	37,592	—
CITI - Bio-Rad Laboratories, Inc. Class A - Monthly	(370)	5.17%	7/23/2024	(103,961)	2,911	2,911	—
CITI - Blackstone, Inc. - Monthly	(353)	5.17%	7/23/2024	(44,207)	505	505	—
CITI - BorgWarner, Inc. - Monthly	(7,609)	5.17%	7/23/2024	(357,168)	10,348	10,348	—
JPMC - Boston Properties, Inc. - Monthly	(12,792)	5.17%	7/12/2024	(773,712)	(31,724)	—	(31,724)
JPMC - Brandywine Realty Trust - Monthly	(574)	5.17%	7/12/2024	(2,594)	23	23	—
JPMC - Brookline Bancorp, Inc. - Monthly	(6,216)	5.17%	7/12/2024	(51,468)	(435)	—	(435)
CITI - Capital One Financial Corp. - Monthly	(252)	5.17%	7/23/2024	(34,355)	(535)	—	(535)
CITI - Celanese Corp. - Monthly	(7,287)	5.17%	7/23/2024	(1,053,026)	30,314	30,314	—
JPMC - Celanese Corp. - Monthly	(989)	5.17%	7/12/2024	(143,346)	9,939	9,939	—
CITI - CH Robinson Worldwide, Inc. - Monthly	(6,250)	5.17%	7/23/2024	(553,352)	2,602	2,602	—
CITI - Charles River Laboratories International, Inc. - Monthly	(157)	5.17%	7/23/2024	(32,946)	513	513	—
CITI - Charter Communications, Inc. Class A - Monthly	(8,357)	5.17%	7/23/2024	(2,388,848)	(109,560)	—	(109,560)
CITI - Cognizant Technology Solutions Corp. - Monthly	(6,462)	5.17%	7/23/2024	(443,792)	4,377	4,377	—
JPMC - Community Financial System, Inc. - Monthly	(1,576)	5.17%	7/12/2024	(68,367)	(6,036)	—	(6,036)
CITI - Constellation Brands, Inc. Class A - Monthly	(1,652)	5.17%	7/23/2024	(433,849)	8,823	8,823	—
CITI - Corning, Inc. - Monthly	(34,694)	5.17%	7/23/2024	(1,456,789)	36,429	36,429	—
JPMC - CVB Financial Corp. - Monthly	(4,077)	5.17%	7/12/2024	(66,414)	(3,873)	—	(3,873)
CITI - CVS Health Corp. - Monthly	(4,348)	5.17%	7/23/2024	(267,445)	10,653	10,653	—
JPMC - Dime Community Bancshares, Inc. - Monthly	(231)	5.17%	7/12/2024	(4,183)	(529)	—	(529)
CITI - Discover Financial Services - Monthly	(387)	5.17%	7/23/2024	(48,987)	(1,637)	—	(1,637)
CITI - Domino's Pizza, Inc. - Monthly	(2,431)	5.17%	7/23/2024	(1,295,746)	40,548	40,548	—
CITI - Enphase Energy, Inc. - Monthly	(6,007)	5.17%	7/23/2024	(648,876)	49,918	49,918	—
JPMC - Enphase Energy, Inc. - Monthly	(216)	5.17%	7/12/2024	(27,964)	6,426	6,426	—
CITI - Entain PLC - Monthly	(77,856)	5.07%	7/23/2024	(661,825)	41,793	41,793	—
CITI - EQT Corp. - Monthly	(36,697)	5.17%	7/23/2024	(1,413,251)	56,196	56,196	—
JPMC - First Bancorp/Southern Pines NC - Monthly	(1,865)	5.17%	7/12/2024	(56,136)	(3,394)	—	(3,394)
LVIP BlackRock Global Allocation Fund-48

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[8]	Termination Date[9]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
United States (continued)
CITI - First Solar, Inc. - Monthly	(1,943)	5.17%	7/23/2024	(522,821)	$69,598	$69,598	$—
CITI - FMC Corp. - Monthly	(5,666)	5.17%	7/23/2024	(384,438)	(2,323)	—	(2,323)
JPMC - Frontier Communications Parent, Inc. - Monthly	(4,651)	5.17%	7/12/2024	(119,298)	(2,465)	—	(2,465)
CITI - GE HealthCare Technologies, Inc. - Monthly	(26,866)	5.17%	7/23/2024	(2,118,140)	24,741	24,741	—
CITI - Gen Digital, Inc. - Monthly	(12,655)	5.17%	7/23/2024	(392,215)	(11,390)	—	(11,390)
CITI - Hershey Co. - Monthly	(5,530)	5.17%	7/23/2024	(1,035,769)	19,189	19,189	—
JPMC - Independent Bank Group, Inc. - Monthly	(1,978)	5.17%	7/12/2024	(85,905)	(4,134)	—	(4,134)
CITI - Iron Mountain, Inc. - Monthly	(945)	5.17%	7/23/2024	(84,190)	(501)	—	(501)
JPMC - Iron Mountain, Inc. - Monthly	(1,399)	5.17%	7/12/2024	(150,596)	(3,525)	—	(3,525)
JPMC - iShares iBoxx $ High Yield Corporate Bond ETF - Monthly	(26,477)	4.88%	7/12/2024	(2,037,670)	(4,766)	—	(4,766)
JPMC - iShares iBoxx $ Investment Grade Corporate Bond ETF - Monthly	(24,355)	4.42%	7/12/2024	(2,599,653)	(9,255)	—	(9,255)
CITI - KKR & Co., Inc. - Monthly	(1,832)	5.17%	7/23/2024	(196,885)	4,085	4,085	—
CITI - Lamb Weston Holdings, Inc. - Monthly	(7,196)	5.17%	7/23/2024	(611,213)	6,174	6,174	—
JPMC - Lamb Weston Holdings, Inc. - Monthly	(1,230)	5.17%	7/12/2024	(105,153)	1,734	1,734	—
CITI - Match Group, Inc. - Monthly	(8,095)	5.17%	7/23/2024	(248,356)	2,430	2,430	—
JPMC - OceanFirst Financial Corp. - Monthly	(5,080)	5.17%	7/12/2024	(72,644)	(8,077)	—	(8,077)
CITI - ON Semiconductor Corp. - Monthly	(2,496)	5.32%	7/23/2024	(169,204)	(1,897)	—	(1,897)
CITI - PayPal Holdings, Inc. - Monthly	(542)	5.17%	7/23/2024	(36,586)	791	791	—
JPMC - Provident Financial Services, Inc. - Monthly	(5,739)	5.17%	7/12/2024	(76,673)	(5,682)	—	(5,682)
CITI - Revvity, Inc. - Monthly	(577)	5.17%	7/23/2024	(61,681)	1,177	1,177	—
JPMC - Revvity, Inc. - Monthly	(3,798)	5.17%	7/12/2024	(414,472)	16,213	16,213	—
JPMC - Sandy Spring Bancorp, Inc. - Monthly	(4,040)	5.17%	7/12/2024	(87,951)	(10,464)	—	(10,464)
CITI - Simon Property Group, Inc. - Monthly	(3,318)	5.17%	7/23/2024	(499,193)	(4,479)	—	(4,479)
JPMC - Simon Property Group, Inc. - Monthly	(928)	5.17%	7/12/2024	(172,413)	223	223	—
CITI - Solventum Corp. - Monthly	(4,589)	5.17%	7/23/2024	(235,164)	(7,502)	—	(7,502)
CITI - Southwest Airlines Co. - Monthly	(24,529)	5.17%	7/23/2024	(698,854)	(2,920)	—	(2,920)
CITI - Super Micro Computer, Inc. - Monthly	(983)	5.17%	7/23/2024	(812,944)	7,523	7,523	—
CITI - Synopsys, Inc. - Monthly	(2,237)	5.17%	7/23/2024	(1,332,733)	1,584	1,584	—
CITI - Tapestry, Inc. - Monthly	(9,785)	5.17%	7/23/2024	(417,809)	(891)	—	(891)
CITI - Targa Resources Corp. - Monthly	(387)	5.17%	7/23/2024	(49,768)	(70)	—	(70)
CITI - Target Corp. - Monthly	(264)	5.17%	7/23/2024	(43,560)	436	436	—
CITI - Teradyne, Inc. - Monthly	(1,060)	5.17%	7/23/2024	(154,606)	(2,582)	—	(2,582)
JPMC - Valley National Bancorp - Monthly	(12,559)	5.17%	7/12/2024	(84,522)	(3,140)	—	(3,140)
CITI - Viatris, Inc. - Monthly	(87,017)	5.17%	7/23/2024	(911,068)	(13,923)	—	(13,923)
CITI - Walgreens Boots Alliance, Inc. - Monthly	(52,191)	5.17%	7/23/2024	(829,880)	198,630	198,630	—
CITI - Waters Corp. - Monthly	(1,773)	5.17%	7/23/2024	(552,506)	(1,507)	—	(1,507)
CITI - Welltower, Inc. - Monthly	(425)	5.17%	7/23/2024	(43,762)	(544)	—	(544)
CITI - Westrock Co. - Monthly	(10,130)	5.17%	7/23/2024	(520,607)	8,408	8,408	—
Total Short Equities						$2,651,544	$(695,746)
Total CFD Swap Contracts						$2,820,243	$(732,059)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the consolidated financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 7 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Consolidated Statements of Assets and Liabilities.

[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

[5] The Markit iBoxx EUR Liquid High Yield Index tracks the market for high yield corporate bonds and currently contains approximately 250 corporate bonds with sub-investment grade ratings. Multi-contributor pricing and support for the index from leading financial institutions ensure that the index is a tradable reflection of the corporate high yield bond market. Constituents for the index can be found at
www.markit.com/Documentation.

LVIP BlackRock Global Allocation Fund-49

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
[6] The Markit iTraxx Crossover Index, or ITRAXX.XO Index comprises the 75 most liquid sub-investment grade entities. Constituents for the index can be found at www.markit.com/Documentation.
[7] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

[8] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 5-100 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the
1-Day USD Overnight Bank Funding Rate.

[9] Date reflected is the next payment date. Contracts have an open-ended maturity date.

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
BCLY–Barclays Bank
BNP–BNP Paribas
BOA–Bank of America
BOBL–Bundesobligationen
BRL–Brazilian Real
BRL-CDI 1 Day–Brazilian Overnight Interbank Deposit Rate
BTP–Buoni del Tesoro Poliennali
CAD–Canadian Dollar
CDI–Chess Depository Interest
CDX.NA.HY–Credit Default Swap Index North America High Yield
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CHF–Swiss Franc
CITI–Citigroup Global Markets
CLICP1D–Chilean Camara Promedio Overnight Interest Rate
CLO–Collateralized Loan Obligation
CLP–Chilean Peso
CNH–Chinese Yuan Renminbi
CNY–Chinese Yuan
COP–Colombia Peso
COP-IBR 1 Day–Colombia Overnight Interbank Rate
CZK–Czech Koruna
DB–Deutsche Bank
DKK–Danish Krone
DOP–Dominican Republic Peso
ETF–Exchange-Traded Fund
EU-CPI-U–Eurpoean Union Consumer Price Index for All Urban Consumers
EUR–Euro
EURIBOR01M–Euro InterBank Offered Rate EUR 1 Month
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GS–Goldman Sachs
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
HUF–Hungarian Forint
IDR–Indonesia Rupiah
INR–Indian Rupee
IRS–Interest Rate Swap
ITRAXX.XO–Markit iTraxx Crossover Index
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
SOFRTE01M–1 Month Term Secured Overnight Financing Rate
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
TSFR01M–1 Month Term Secured Overnight Financing Rate
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
JIBAR03M–Johannesburg Interbank Average Rate ZAR 3 Month
LVIP BlackRock Global Allocation Fund-50

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
EURIBOR06M–Euro InterBank Offered Rate EUR 6 Month
ESTR12M–Euro short-term rate 12 Month
MSC–Morgan Stanley & Co.
MSCI–Morgan Stanley Capital International
MXN–Mexican Peso
MYR–Malaysian Ringgit
NOK–Norwegian Krone
NVDR–Non-Voting Depository Receipt
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
OSE–Osaka Securities Exchange
PEN–Peruvian Nuevo Sol
PIK–Payment-in-kind
PJSC–Public Joint Stock Company
PLN–Polish Zloty
PRIME–Federal Reserve Prime Lending Rate
REMIC–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
S.F.–Single Family
SEK–Swedish Krona
SGD–Singapore Dollar
SOFRTE03M–3 Month Term Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
SONIA–Sterling Overnight Index Average
SONIA12M–Sterling Overnight Index Average Offered Rate GBP 12 Month
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SPDR–Standard & Poor’s Depositary Receipt
STACR–Structured Agency Credit Risk
TBA–To be announced
THB–Thai Baht
THB–Thailand Baht
TIPS–Treasury Inflation-Protected Securities
TSFR03M–3 Month Term Secured Overnight Financing Rate
WIBOR03M–Warsaw Interbank Offered Rate 3 Month.
TONAR12M–Tokyo Overnight Average Rate 12 Month
TRY–Turkish New Lira
TSX–Toronto Stock Exchange
TWD–Taiwan New Dollar
USD–United States Dollar
UYU–Uruguay Peso
yr–Year
ZAR–South African Rand
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund-51

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Interest	$25,291,602
Dividends	13,758,969
Foreign taxes withheld	(954,021)
38,096,550
EXPENSES:
Management fees	6,538,276
Distribution fees-Service Class	1,104,839
Shareholder servicing fees	301,596
Custodian fees	281,577
Accounting and administration expenses	223,885
Professional fees	104,552
Pricing fees	44,072
Trustees’ fees and expenses	33,445
Reports and statements to shareholders	20,228
Interest expense on securities sold short	2,075
Consulting fees	1,836
Other	24,894
8,681,275
Less:
Expenses reimbursed	(190,462)
Total operating expenses	8,490,813
NET INVESTMENT INCOME	29,605,737
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments*	47,708,813
Foreign currencies	(142,869)
Foreign currency exchange contracts	(16,517,691)
Futures contracts	(1,623,089)
Options purchased	1,799,366
Options written	6,577,674
Swap contracts	(13,457,952)
Net realized gain	24,344,252
Net change in unrealized appreciation (depreciation) of:
Investments**	82,132,746
Foreign currencies	(135,754)
Foreign currency exchange contracts	(1,121,800)
Futures contracts	2,238,230
Securities sold short	607,985
Options purchased	(2,998,896)
Options written	(756,867)
Swap contracts	410,998
Net change in unrealized appreciation (depreciation)	80,376,642
NET REALIZED AND UNREALIZED GAIN	104,720,894
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$134,326,631

*	Includes $4,426 foreign capital gains taxes paid.
**	Includes $(48,307)change in foreign capital gain taxes accrued.
See accompanying notes, which are an integral part of the consolidated financial statements.

LVIP BlackRock Global Allocation Fund
Consolidated Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$29,605,737	$54,650,334
Net realized gain (loss)	24,344,252	(2,866,321)
Net change in unrealized appreciation (depreciation)	80,376,642	208,672,334
Net increase in net assets resulting from operations	134,326,631	260,456,347
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(29,943,239)
Service Class	—	(20,334,249)
Return of capital:
Standard Class	—	(2,178,656)
Service Class	—	(1,666,885)
	—	(54,123,029)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	46,681,236	80,224,436
Service Class	15,882,779	35,396,204
Reinvestment of dividends and distributions:
Standard Class	—	32,121,895
Service Class	—	22,001,134
	62,564,015	169,743,669
Cost of shares redeemed:
Standard Class	(105,709,099)	(185,838,809)
Service Class	(89,274,247)	(150,802,130)
	(194,983,346)	(336,640,939)
Decrease in net assets derived from capital share transactions	(132,419,331)	(166,897,270)
NET INCREASE IN NET ASSETS	1,907,300	39,436,048
NET ASSETS:
Beginning of period	2,093,843,172	2,054,407,124
End of period	$2,095,750,472	$2,093,843,172
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund-52

LVIP BlackRock Global Allocation Fund
Consolidated Financial Highlights
Selected data for each share of the Fund outstanding throughout the period were as follows:
	LVIP BlackRock Global Allocation Fund Standard Class
	Six Months Ended 6/30/24[2] (unaudited)	Year Ended				4/29/19[1] to 12/31/19
		12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.490	$10.396	$12.691	$12.412	$10.653	$10.000
Income (loss) from investment operations:
Net investment income[3]	0.174	0.303	0.176	0.143	0.105	0.096
Net realized and unrealized gain (loss)	0.595	1.104	(2.136)	0.786	1.929	0.718
Total from investment operations	0.769	1.407	(1.960)	0.929	2.034	0.814
Less dividends and distributions from:
Net investment income	—	(0.292)	(0.039)	(0.198)	(0.091)	(0.100)
Net realized gain	—	—	(0.296)	(0.452)	(0.184)	(0.061)
Total dividends and distributions	—	(0.313)	(0.335)	(0.650)	(0.275)	(0.161)
Net asset value, end of period	$12.259	$11.490	$10.396	$12.691	$12.412	$10.653
Total return[4]	6.67%	13.62%	(15.38% )	7.55%	19.23%	8.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,216,111	$1,197,258	$1,154,002	$929,686	$931,624	$917,683
Ratio of expenses to average net assets	0.71%	0.71%	0.71%	0.75% [5]	0.76% [5]	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.73%	0.75%	0.81%	0.85%	0.75%
Ratio of net investment income to average net assets	2.95%	2.77%	1.62%	1.11% [6]	0.98% [6]	1.40%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.93%	2.75%	1.58%	1.05%	0.89%	1.38%
Portfolio turnover	83%	212%	144% [7]	136%	166%	151%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	The ratio of expenses to average net assets for the years ended December 31, 2021 and December 31, 2020 excluding brokerage commissions and interest expense on securities sold short was 0.73%.
[6]
The ratio of net investment income to average net assets for the years ended December 31, 2021 and December 31, 2020 excluding brokerage commissions and interest expense on securities sold short were 1.16% and 1.01% respectively.

[7]	PTO excludes purchases from the in-kind and merger.
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund-53

LVIP BlackRock Global Allocation Fund
Consolidated Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout the period were as follows:
	LVIP BlackRock Global Allocation Fund Service Class
	Six Months Ended 6/30/24[2] (unaudited)	Year Ended				4/29/19[1] to 12/31/19
		12/31/23	12/31/22	12/31/21	12/31/20
Net asset value, beginning of period	$11.486	$10.392	$12.699	$12.416	$10.654	$10.000
Income (loss) from investment operations:
Net investment income[3]	0.159	0.275	0.144	0.113	0.080	0.080
Net realized and unrealized gain (loss)	0.594	1.102	(2.131)	0.788	1.930	0.717
Total from investment operations	0.753	1.377	(1.987)	0.901	2.010	0.797
Less dividends and distributions from:
Net investment income	—	(0.263)	(0.024)	(0.166)	(0.064)	(0.082)
Net realized gain	—	—	(0.296)	(0.452)	(0.184)	(0.061)
Total dividends and distributions	—	(0.283)	(0.320)	(0.618)	(0.248)	(0.143)
Net asset value, end of period	$12.239	$11.486	$10.392	$12.699	$12.416	$10.654
Total return[4]	6.54%	13.35%	(15.58% )	7.31%	19.01%	7.99%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$879,640	$896,585	$900,405	$14	$13	$11
Ratio of expenses to average net assets	0.96%	0.96%	0.96%	1.00% [5]	1.01% [5]	0.98%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.98%	0.98%	1.00%	1.06%	1.10%	1.00%
Ratio of net investment income to average net assets	2.70%	2.52%	1.37%	0.87% [6]	0.72% [6]	1.15%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.68%	2.50%	1.33%	0.81%	0.63%	1.13%
Portfolio turnover	83%	212%	144% [7]	136%	166%	151%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	The ratio of expenses to average net assets for the years ended December 31, 2021 and December 31, 2020 excluding brokerage commissions and interest expense on securities sold short was 0.98%.
[6]
The ratio of net investment income to average net assets for the years ended December 31, 2021 and December 31, 2020 excluding brokerage commissions and interest expense on securities sold short were 0.91% and 0.76% respectively.

[7]	PTO excludes purchases from the in-kind and merger.
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund-54

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These consolidated financial statements and the related notes pertain to the LVIP BlackRock Global Allocation Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek high total investment return.
1. Basis for Consolidation
The Fund may invest upto  25% of its total assets in the shares of LVIP BlackRock Global Allocation Fund Cayman, Ltd., a wholly-owned subsidiary (the "Subsidiary") of the Fund formed in the Cayman Islands. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. The Subsidiary may also hold cash and invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary is not registered under the 1940 Act and not subject to all the investor protections of the 1940 Act.
The Fund consolidates its investment in the Subsidiary in these consolidated financial statements. Accordingly, the consolidated financial statements include the assets and liabilities and the results of operations of the Subsidiary. All material intercompany balances and transactions have been eliminated. As of June 30, 2024, the net assets of the Subsidiary were $9,697,048, which represented 0.46% of the Fund's net assets.
2. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported,
LVIP BlackRock Global Allocation Fund-55

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 2. Significant Accounting Policies (continued)
at the mean between the last reported bid and ask prices, which approximates fair value. Non exchange-traded options are valued at the last reported sale price.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Consolidated Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. No Unfunded Loan Commitments were outstanding at June 30, 2024.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Consolidated Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities and derivatives denominated in foreign currency, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2024, the value and cost of foreign currency held by the LVIP BlackRock Global Allocation Fund is $5,638,248 and $5,647,459 respectively.
Short Sales–The Fund may make short sales in an attempt to protect against declines in an individual security or the overall market, to manage duration, or for such other purposes consistent with the Fund’s investment objective and strategies. Typically, short sales are transactions in which the Fund sells a security it does not own and, at the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, the Fund is required to pay the lender
LVIP BlackRock Global Allocation Fund-56

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 2. Significant Accounting Policies (continued)
amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin, will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out.
Use of Estimates–The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2024.
3. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.64% of the first $1.5 billion of the Fund’s average daily net assets; and 0.60% of the Fund’s average daily net assets in excess of $1.5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses and interest expense) exceed 0.71% of the Fund’s average daily net assets for the Standard Class and 0.96% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2024	2025	2026	Total
LFI	$555,633	$664,149	$399,529	$1,619,311
BlackRock Investment Management LLC ("Sub-Adviser") and BlackRock International Limited and BlackRock (Singapore) Limited ("Sub-Sub-Advisers") are responsible for the day-to-day management of the Fund's and the Subsidiary’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
LVIP BlackRock Global Allocation Fund-57

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 3. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Consolidated Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$88,587
Legal	13,479
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Consolidated Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Consolidated Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $9,490 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$35,480
Management fees payable to LFI	1,081,979
Distribution fees payable to LFD	181,241
Printing and mailing fees payable to Lincoln Life	246
Shareholder servicing fees payable to Lincoln Life	49,919
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
4. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$1,234,111,739
Purchases of U.S. government securities	294,807,940
Sales other than U.S. government securities	1,261,583,525
Sales of U.S. government securities	308,992,281
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives were as follows:
Cost of investments and derivatives	$1,802,015,225
Aggregate unrealized appreciation of investments and derivatives	$384,199,018
Aggregate unrealized depreciation of investments and derivatives	(72,995,207)
Net unrealized appreciation of investments and derivatives	$311,203,811
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Consolidated Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
LVIP BlackRock Global Allocation Fund-58

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$7,721,227	$—	$— *	$7,721,227
Belgium	1,043,252	—	—	1,043,252
Brazil	3,267,209	—	—	3,267,209
Canada	33,993,459	—	—	33,993,459
China	19,899,066	—	—	19,899,066
Colombia	40,486	—	—	40,486
Czech Republic	94,273	—	—	94,273
Denmark	15,530,856	—	—	15,530,856
Faeroe Islands	1,227,870	—	—	1,227,870
Finland	1,179,317	—	—	1,179,317
France	47,565,023	—	—	47,565,023
Germany	24,038,477	—	—	24,038,477
Greece	334,144	—	—	334,144
Greenland	180,838	—	—	180,838
Hong Kong	3,145,358	—	—	3,145,358
Hungary	198,938	—	—	198,938
India	3,987,788	42,363	—	4,030,151
Indonesia	1,076,964	—	—	1,076,964
Ireland	5,887,015	—	—	5,887,015
Italy	25,093,150	—	—	25,093,150
Japan	91,977,451	—	—	91,977,451
Jersey	120,382	—	—	120,382
Jordan	292,610	—	—	292,610
Kazakhstan	481,981	—	—	481,981
Luxembourg	1,203,115	—	—	1,203,115
Macau	748,164	—	—	748,164
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Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
	Level 1	Level 2	Level 3	Total
Malaysia	$122,136	$—	$—	$122,136
Mexico	2,353,457	—	—	2,353,457
Netherlands	34,157,698	—	—	34,157,698
New Zealand	701,552	—	—	701,552
Norway	1,368,134	—	—	1,368,134
Peru	628,058	—	—	628,058
Philippines	379,550	—	—	379,550
Poland	777,809	—	—	777,809
Portugal	97,978	—	—	97,978
Republic of Korea	9,994,147	—	—	9,994,147
Russia	—	—	— *	0
Saudi Arabia	99,917	727,830	—	827,747
Singapore	606,553	—	—	606,553
South Africa	797,878	—	—	797,878
Spain	16,704,329	—	—	16,704,329
Sweden	7,671,931	—	12,906	7,684,837
Switzerland	23,554,204	—	—	23,554,204
Taiwan	22,703,035	—	—	22,703,035
Thailand	234,642	—	—	234,642
United Arab Emirates	303,268	—	— *	303,268
United Kingdom	64,559,632	—	—	64,559,632
United States	884,628,831	—	5,884,814	890,513,645
Convertible Preferred Stocks	733,594	—	6,409,926	7,143,520
Preferred Stocks
Brazil	1,143,288	—	—	1,143,288
Germany	40,195	—	—	40,195
United Kingdom	—	—	908,879	908,879
United States	1,496,341	—	14,556,314	16,052,655
Warrants	6,857	—	2	6,859
Convertible Bonds	—	2,899,721	—	2,899,721
Agency Collateralized Mortgage Obligation	—	142,419	—	142,419
Agency Commercial Mortgage-Backed Securities	—	450,504	—	450,504
Agency Mortgage-Backed Security	—	26,964,601	—	26,964,601
Corporate Bonds
Argentina	—	94,490	—	94,490
Australia	—	401,128	1,047,795	1,448,923
Austria	—	783,217	—	783,217
Belgium	—	240,286	—	240,286
Brazil	—	282,251	—	282,251
Canada	—	2,514,341	—	2,514,341
Cayman Islands	—	1,963,286	—	1,963,286
Chile	—	84,769	—	84,769
China	—	5,147	—	5,147
Colombia	—	196,589	—	196,589
Costa Rica	—	212,000	—	212,000
Dominican Republic	—	205,000	—	205,000
France	—	8,690,405	—	8,690,405
Germany	—	9,749,381	—	9,749,381
Hong Kong	—	5,310,020	—	5,310,020
India	—	186,163	—	186,163
Indonesia	—	478,692	—	478,692
Ireland	—	516,714	—	516,714
Israel	—	1,560,314	—	1,560,314
Italy	—	6,379,494	—	6,379,494
Japan	—	3,396,465	—	3,396,465
Jersey	—	2,560,613	3,685,195	6,245,808
Kuwait	—	193,185	—	193,185
Luxembourg	—	7,483,526	—	7,483,526
Macau	—	190,524	—	190,524
Malta	—	87,663	—	87,663
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
	Level 1	Level 2	Level 3	Total
Mexico	$—	$1,113,085	$—	$1,113,085
Mult	—	1,617,820	—	1,617,820
Netherlands	—	6,728,180	—	6,728,180
Panama	—	146,782	—	146,782
Peru	—	55,055	—	55,055
Republic of Korea	—	388,258	—	388,258
Singapore	—	210,075	—	210,075
Spain	—	839,920	—	839,920
Sweden	—	2,810,822	—	2,810,822
Switzerland	—	1,711,822	—	1,711,822
Tanzania (United Republic Of)	—	181,502	—	181,502
United Arab Emirates	—	837,296	—	837,296
United Kingdom	—	25,013,013	—	25,013,013
United States	—	96,622,582	1,222,176	97,844,758
Loan Agreements	—	46,023,798	9,524,399	55,548,197
Municipal Bonds	—	1,634,697	—	1,634,697
Non-Agency Asset-Backed Securities	—	19,954,932	1,544,178	21,499,110
Non-Agency Collateralized Mortgage Obligations	—	6,682,290	2,476,435	9,158,725
Non-Agency Commercial Mortgage-Backed Securities	—	39,232,950	—	39,232,950
Sovereign Bonds	—	77,461,424	—	77,461,424
U.S. Treasury Obligations	—	31,798,011	—	31,798,011
Exchange-Traded Funds	21,395,093	—	—	21,395,093
Money Market Fund	211,186,625	—	—	211,186,625
Short-Term Investments	—	3,677,903	—	3,677,903
Options Purchased	5,329,086	1,254,699	—	6,583,785
Total Investments	$1,604,104,231	$450,990,017	$47,273,019	$2,102,367,267
Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$4,901,092	$—	$4,901,092
Futures Contracts	$3,595,064	$—	$—	$3,595,064
Swap Contracts	$—	$15,331,784	$—	$15,331,784
Liabilities:
Foreign Currency Exchange Contracts	$—	$(3,847,013)	$—	$(3,847,013)
Futures Contracts	$(3,530,647)	$—	$—	$(3,530,647)
Options Written	$(3,320,057)	$(1,549,428)	$—	$(4,869,485)
Swap Contracts	$—	$(6,244,528)	$—	$(6,244,528)

*	Includes securities that have been valued at zero on the "Consolidated Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2024, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at June 30, 2024, a portion of the Fund’s common stock investments was categorized as Level 2.
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended June 30, 2024.
Asset Type	Fair Value at June 30, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(c)
Common Stock	$5,897,720	Recent Transaction	Last Trade	#
		Pricing Service	Evaluated Pricing	#
		Terms of Restructuring	Expected Recovery	$0.00 ($0.00)
		Market Comparable Companies	Enterprise Value to Revenue Multiple (b)	1.2x-17.5x (N/A)
			Term of Exit / Liquidity Event	3.00 yrs (N/A)
			Volatility Percentage	70.00% (N/A)
Convertible Preferred Stock	$6,409,926	Market Comparable Companies	Enterprise Value to Revenue Multiple (b)	3.5x-18.1x (N/A)
			Discount for Lack of Marketability (a)	10% (N/A)
			Projected future value discount rate (a)	35% (N/A)
			Projected future value discount rate term	7 years (N/A)
			Present Value Factor	0.122 (N/A)
Corporate Bonds	$5,955,166	Recent Transaction	Cost	#
		Terms of Restructuring	Expected Recovery	$0.00-$17.00 ($N/A)
		Income Approach	Liquidation Rate	100% (N/A)
		Market Yield Analysis	Average Yield to Maturity	19.11% (N/A)
Loan Agreements	$9,524,399	Recent Transaction	Cost	#
		Income Approach	Discount Rate (a)	10.85%-12.33% (11.27%)
			Spread	8.63%-13.53% (9.98%)
		Market Yield Analysis	Average Yield to Maturity	8.22%-13.11% (9.47%)
Non-Agency Asset-Backed Securities	$1,544,178	Income Approach	Discount Rate (a)	8.58% (N/A)
Non-Agency Collateralized Mortgage Obligations	$ 2,476,435	Indicative Market Quote	Broker Quote	$65.46-$95.88 ($87.87)
Preferred Stock	$15,465,193	Market Yield Analysis	Average Yield to Maturity	11.1%-30.0% (N/A)
		Market Comparable Companies	Enterprise Value to Revenue Multiple (b)	1.25x-35.62x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	4.0x-32.13x (21.4x)
		Market Comparable Companies	Enterprise Value to EBITDA Multiple (b)	11.15x (N/A)
			Term of Exit / Liquidity Event	0.5 yrs-5.0 yrs (2.7 yrs)
			Volatility Percentage	50.0%-95.0% (65.0%)
Warrants	$2	Recent Transaction	Last Trade	#
		Terms of Restructuring	Expected Recovery	$0.00 ($0.00)
Total	$ 47,273,019
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.

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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2023	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 06/30/24	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 06/30/24
Common Stock	$6,378,121	$—	$417,139	$—	$85,935	$—	$—	$—	$(983,475)	$5,897,720	$(983,475)
Convertible Preferred Stocks	7,390,796	—	—	—	—	—	—	—	(980,870)	6,409,926	(980,870)
Corporate Bonds	8,237,877	—	3,727,526	(3,010,549)	—	—	102,594	55,379	(3,157,661)	5,955,166	(3,209,064)
Loan Agreements	12,884,973	—	1,036,664	(4,531,732)	—	—	21,849	24,299	88,346	9,524,399	16,571
Non-Agency Asset-Backed Security	5,973,280	—	—	—	—	(4,461,098)	2,813	—	29,183	1,544,178	29,183
Non-Agency Collateralized Mortgage Obligations	3,236,567	—	—	(820,348)	—	—	14,118	3,127	42,971	2,476,435	42,971
Preferred Stocks	16,923,299	—	1,480,727	(1,872,004)	—	—	—	—	(1,066,829)	15,465,193	(2,015,090)
Warrants	—	—	—	—	—	—	—	—	2	2	2
Total	$61,024,913	$—	$6,662,056	$(10,234,633)	$85,935	$(4,461,098)	$141,374	$82,805	$(6,028,333)	$47,273,019	$(7,099,772)
5. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	3,937,073	7,314,754
Service Class	1,338,771	3,251,582
Shares reinvested:
Standard Class	—	2,872,382
Service Class	—	1,970,651
	5,275,844	15,409,369
Shares redeemed:
Standard Class	(8,937,070)	(16,995,693)
Service Class	(7,530,012)	(13,806,291)
	(16,467,082)	(30,801,984)
Net decrease	(11,191,238)	(15,392,615)
6. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
7. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 7. Derivatives (continued)
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2024, the Fund entered into foreign currency exchange contracts to fix the U.S. dollar value of a security between trade date and settlement date and to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to facilitate investments in portfolio securities.
Options Contracts–During the six months ended June 30, 2024, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 7. Derivatives (continued)
During the six months ended June 30, 2024, the Fund used options contracts, including swaptions, to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions; to manage the Fund’s exposure to changes in foreign currencies; to adjust the Fund’s overall exposure to certain markets; to generate income; to protect the value of portfolio securities; as a cash management tool; to purchase the underlying security for the Fund at a price lower than the current market value of the security by selling put options; to facilitate investments in portfolio securities; to offset capital losses and to receive premiums for writing options.
Swap Contracts–The Fund enters into CDS contracts, total return swap contracts, inflation swap contracts, interest rate swap contracts and CFDs in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event (including single name, baskets, and systemic), to enhance total return or to gain exposure to certain securities or markets. The Fund may also use total return swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms and to gain exposure to markets the Fund invests in. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, trading these instruments through a central counterparty.
During the six months ended June 30, 2024, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the six months ended June 30, 2024, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
As disclosed in the  Consolidated  Statement of Net Assets, at June 30, 2024, the notional value of the protection sold was USD 7,655,671 and EUR 948,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event occurs, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. At June 30, 2024, net unrealized appreciation of the protection sold was $301,943.
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 7. Derivatives (continued)
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the six months ended June 30, 2024, the Fund used CDS contracts to gain exposure to certain securities or markets; to enhance total return and to hedge against credit events.
Total Return Swaps- Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.
The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the total return swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the six months ended June 30, 2024, the Fund used total return swap contracts to gain exposure to markets the Fund invests in.
Inflation Swap- Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as the Secured Overnight Financing Rate (SOFR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated, for bilateral swap contracts, by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the six months ended June 30, 2024, the Fund used inflation swaps to hedge the inflation risks in nominal bonds (i.e., non-inflation-protected bonds) thereby creating "synthetic" inflation-indexed bonds.
Contracts for Difference — The Fund may enter into CFDs. CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded over-the-counter. CFDs are not registered with the U.S. Securities and Exchange Commission or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.
CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Consolidated Statement of Operations. Periodic payments made or received are recorded as realized gains or losses.
During the six months ended June 30, 2024, the Fund used contracts for difference to obtain short exposure and to gain exposure to certain securities or markets.
LVIP BlackRock Global Allocation Fund-66

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 7. Derivatives (continued)
Currency Swaps: The Portfolio may enter into currency swap agreements to gain or mitigate exposure to currency risk. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.
During the six months ended June 30, 2024, the Fund used currency swaps to protect against currency fluctuations.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Consolidated Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Net Assets Location	Fair Value	Consolidated Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$4,901,092	Liabilities net of receivables and other assets	$(3,847,013)
Futures contracts (Equity contracts)	Liabilities net of receivables and other assets	697,695	Liabilities net of receivables and other assets	(63,933)
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	2,897,369	Liabilities net of receivables and other assets	(3,466,714)
Options purchased (Equity contracts)	Liabilities net of receivables and other assets	5,446,724	Liabilities net of receivables and other assets	—
Options purchased (Currency contracts)	Liabilities net of receivables and other assets	369,015	Liabilities net of receivables and other assets	—
Options purchased (Interest rate contracts)	Liabilities net of receivables and other assets	768,046	Liabilities net of receivables and other assets	—
Options written (Equity contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(3,320,057)
Options written (Currency contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(199,928)
Options written (Interest rate contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(1,349,500)
Swap contracts (Equity contracts)	Liabilities net of receivables and other assets	2,825,058	Liabilities net of receivables and other assets	(732,059)
Swap contracts (Credit contracts)	Liabilities net of receivables and other assets	364,256	Liabilities net of receivables and other assets	(177,690)
Swap contracts (Interest rate contracts & Inflation contracts)	Liabilities net of receivables and other assets	12,142,470	Liabilities net of receivables and other assets	(5,334,779)
Total		$30,411,725		$(18,491,673)
LVIP BlackRock Global Allocation Fund-67

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 7. Derivatives (continued)
The effect of derivative instruments on the Consolidated Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(16,517,691)	$(1,121,800)
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	2,644,043	230,415
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(4,267,132)	2,007,815
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	5,477,371	(15,238)
Options purchased (Currency contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(1,343,927)	237,870
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(2,334,078)	(3,221,528)
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	3,440,812	(1,099,533)
Options written (Currency contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	250,267	(113,180)
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	2,886,595	455,846
Swap contracts (Equity contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(2,193,913)	4,910,506
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(37,107)	83,106
Swap contracts (Interest rate contracts & Inflation contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(11,226,932)	(4,582,614)
Total		$(23,221,692)	$(2,228,335)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$394,916,099	$141,116,313
Futures contracts (average notional value)	606,356,727	867,760,311
Options contracts (average value)	9,470,682	4,981,765
CDS contracts (average notional value)*	12,997,686	8,487,882
Interest rate swap contracts (average notional value)**	1,003,249,797	715,521,225
Total return swap contracts (average notional value)	913,770	1,089,067
Contracts for difference swap contract (average notional volume)	49,489	1,774,931

*Long represents buying protection and short represents selling protection.
**Long represents paying floating interest payments and short represent receiving floating interest payments.
LVIP BlackRock Global Allocation Fund-68

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 7. Derivatives (continued)
At June 30, 2024, the Fund posted securities collateral for certain open bilateral derivatives as follows:
Broker	Securities Collateral
Bank of America N.A.	$481,211
Barclays Bank	92,502
BNP Paribas SA	383,934
Deutsche Bank	254,630
Morgan Stanley Capital	30,834
Total	$1,243,111
At June 30, 2024, the Fund received cash collateral and securities collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral	Securities Collateral
Citigroup Global Markets	$2,380,410	$—
Goldman Sachs International	650,000	—
Hong Kong Shanghai Bank	—	137,081
JPMorgan Chase Bank	1,687,000	—
UBS AG	70,000	—
Total	$4,787,410	$137,081
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Net Assets.
At June 30, 2024, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$26,206	$(564,687)	$(538,481)
Barclays Bank PLC	86,087	(353,113)	(267,026)
BNP Paribas SA	215,575	(595,532)	(379,957)
Citigroup Global Markets	3,514,183	(2,315,578)	1,198,605
Deutsche Bank	374,705	(730,365)	(355,660)
Goldman Sachs International	1,587,249	(678,422)	908,827
Hong Kong Shanghai Bank	351,681	(83,378)	268,303
JPMorgan Chase Bank	2,596,346	(1,864,094)	732,252
Morgan Stanley Capital	303,280	(254,226)	49,054
UBS AG	562,219	(150,394)	411,825
Total	$9,617,531	$(7,589,789)	$2,027,742

LVIP BlackRock Global Allocation Fund-69

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 7. Derivatives (continued)
Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$(538,481)	$—	$—	$481,211	$—	$(57,270)
Barclays Bank PLC	(267,026)	—	—	92,502	—	(174,524)
BNP Paribas SA	(379,957)	—	—	379,957	—	—
Citigroup Global Markets	1,198,605	—	(1,198,605)	—	—	—
Deutsche Bank	(355,660)	—	—	254,630	—	(101,030)
Goldman Sachs International	908,827	—	(650,000)	—	—	258,827
Hong Kong Shanghai Bank	268,303	(137,081)	—	—	—	131,222
JPMorgan Chase Bank	732,252	—	(732,252)	—	—	—
Morgan Stanley Capital	49,054	—	—	—	—	49,054
UBS AG	411,825	—	(70,000)	—	—	341,825
Total	$2,027,742	$(137,081)	$(2,650,857)	$1,208,300	$—	$448,104

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
8. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP BlackRock Global Allocation Fund-70

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 8. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 2. Restricted securities have been identified on the Consolidated Schedule of Investments.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU was effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the Financial Conduct Authority (FCA), regulator of financial services firms and financial markets in the United Kingdom, announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023. In December 2022, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2022-06, Reference Rate Reform (Topic 848)-Deferral of the Sunset Date of Topic 848. The amendments in this update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management is currently evaluating the impact, if any, of applying this ASU.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Global Allocation Fund-71

LVIP BlackRock Global Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP BlackRock Global Allocation Managed Risk Fund

LVIP BlackRock Global Allocation Managed Risk Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–97.01%
INVESTMENT COMPANY–97.01%
Global Multi-Asset Fund–97.01%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Allocation Fund	53,692,173	$657,997,583
Total Affiliated Investment (Cost $535,397,234)		657,997,583

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–2.87%
INVESTMENT COMPANY–2.87%
Money Market Fund–2.87%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	19,481,179	$19,481,179
Total Unaffiliated Investment (Cost $19,481,179)		19,481,179

TOTAL INVESTMENTS–99.88% (Cost $554,878,413)	677,478,762
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	796,174
NET ASSETS APPLICABLE TO 58,778,657 SHARES OUTSTANDING–100.00%	$678,274,936

✧✧Standard Class shares.

The following futures contracts were outstanding at June 30, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
4	Australian Dollar	$267,320	$267,003	9/16/24	$317	$—
10	British Pound	790,563	797,915	9/16/24	—	(7,352)
14	Euro	1,881,600	1,892,076	9/16/24	—	(10,476)
11	Japanese Yen	865,219	889,345	9/16/24	—	(24,126)
1	Swedish Krona	189,360	192,571	9/16/24	—	(3,211)
					317	(45,165)
Equity Contracts:
32	E-mini MSCI Emerging Markets Index	1,741,120	1,727,044	9/20/24	14,076	—
50	E-mini S&P 500 Index	13,803,750	13,758,483	9/20/24	45,267	—
4	E-mini S&P MidCap 400 Index	1,183,240	1,171,838	9/20/24	11,402	—
42	Euro STOXX 50 Index	2,215,711	2,219,561	9/20/24	—	(3,850)
8	FTSE 100 Index	830,463	830,418	9/20/24	45	—
6	OMXS 30 Index	145,938	145,565	7/19/24	373	—
2	SPI 200 Index	259,235	258,336	9/19/24	899	—
6	TOPIX Index	1,048,107	1,040,094	9/12/24	8,013	—
					80,075	(3,850)
Total Futures Contracts					$80,392	$(49,015)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

LVIP BlackRock Global Allocation Managed Risk Fund-1

LVIP BlackRock Global Allocation Managed Risk Fund
Schedule of Investments (continued)
Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-2

LVIP BlackRock Global Allocation Managed Risk Fund
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
ASSETS:
Affiliated investments, at value	$657,997,583
Unaffiliated investments, at value	19,481,179
Cash collateral held at broker for futures contracts	1,070,586
Receivable for securities sold	190,902
Dividends and interest receivable	83,973
Prepaid expenses	1,752
TOTAL ASSETS	678,825,975
LIABILITIES:
Due to manager and affiliates	254,074
Payable for fund shares redeemed	196,807
Variation margin due to broker on futures contracts	52,363
Payable for fund accounting fee	22,000
Payable for audit fee	13,762
Other accrued expenses payable	12,033
TOTAL LIABILITIES	551,039
TOTAL NET ASSETS	$678,274,936
Affiliated investments, at cost	$535,397,234
Unaffiliated investments, at cost	19,481,179
Standard Class:
Net Assets	$79,039
Shares Outstanding	6,790
Net Asset Value Per Share	$11.641
Service Class:
Net Assets	$678,195,897
Shares Outstanding	58,771,867
Net Asset Value Per Share	$11.539
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$639,249,671
Distributable earnings/(accumulated loss)	39,025,265
TOTAL NET ASSETS	$678,274,936
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-3

LVIP BlackRock Global Allocation Managed Risk Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$570,893
EXPENSES:
Distribution fees-Service Class	1,189,079
Management fees	509,663
Shareholder servicing fees	98,535
Accounting and administration expenses	56,050
Professional fees	23,897
Trustees’ fees and expenses	11,034
Reports and statements to shareholders	7,124
Custodian fees	3,376
Consulting fees	2,224
Pricing fees	387
Other	36,864
1,938,233
Less:
Management fees waived	(254,832)
Total operating expenses	1,683,401
NET INVESTMENT LOSS	(1,112,508)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	7,087,935
Foreign currencies	(4,424)
Futures contracts	2,551,055
Net realized gain	9,634,566
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	35,602,134
Foreign currencies	(10,619)
Futures contracts	(666,634)
Net change in unrealized appreciation (depreciation)	34,924,881
NET REALIZED AND UNREALIZED GAIN	44,559,447
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,446,939
See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,112,508)	$14,382,625
Net realized gain (loss)	9,634,566	(1,081,630)
Net change in unrealized appreciation (depreciation)	34,924,881	59,891,963
Net increase in net assets resulting from operations	43,446,939	73,192,958
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,843)
Service Class	—	(14,497,798)
Return of capital:
Standard Class	—	(125)
Service Class	—	(1,198,388)
	—	(15,698,154)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	176	1,584
Service Class	4,939,935	10,061,550
Reinvestment of dividends and distributions:
Standard Class	—	1,968
Service Class	—	15,696,186
	4,940,111	25,761,288
Cost of shares redeemed:
Standard Class	(1,888)	(4,139)
Service Class	(59,184,853)	(104,178,505)
	(59,186,741)	(104,182,644)
Decrease in net assets derived from capital share transactions	(54,246,630)	(78,421,356)
NET DECREASE IN NET ASSETS	(10,799,691)	(20,926,552)
NET ASSETS:
Beginning of period	689,074,627	710,001,179
End of period	$678,274,936	$689,074,627
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-4

LVIP BlackRock Global Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$10.905	$10.027	$12.585	$12.272	$11.280	$10.008
Income (loss) from investment operations:
Net investment income[2]	0.001	0.253	0.027	0.171	0.069	0.090
Net realized and unrealized gain (loss)	0.735	0.916	(2.266)	0.778	1.149	1.563
Total from investment operations	0.736	1.169	(2.239)	0.949	1.218	1.653
Less dividends and distributions from:
Net investment income	—	(0.273)	(0.319)	(0.636)	(0.226)	(0.252)
Net realized gain	—	—	—	—	—	(0.129)
Return of capital	—	(0.018)	—	—	—	—
Total dividends and distributions	—	(0.291)	(0.319)	(0.636)	(0.226)	(0.381)
Net asset value, end of period	$11.641	$10.905	$10.027	$12.585	$12.272	$11.280
Total return[3]	6.75%	11.65%	(17.78% )	7.74%	10.81%	16.63%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$79	$76	$70	$90	$86	$168
Ratio of expenses to average net assets[4]	0.14%	0.14%	0.14%	0.13%	0.15%	0.14%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.22%	0.22%	0.22%	0.21%	0.22%	0.41%
Ratio of net investment income to average net assets	0.03% [5]	2.43%	0.25%	1.33%	0.62%	0.83%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.05% )[5]	2.35%	0.17%	1.25%	0.55%	0.56%
Portfolio turnover	0%	3%	3%	6%	4%	104% [6]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
[6]	As a result of changes in the Fund’s investment strategy, the portfolio turnover exceeded 100%.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-5

LVIP BlackRock Global Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$10.828	$9.959	$12.498	$12.190	$11.209	$9.911
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.018)	0.215	(0.011)	0.124	0.030	0.051
Net realized and unrealized gain (loss)	0.729	0.906	(2.248)	0.773	1.136	1.548
Total from investment operations	0.711	1.121	(2.259)	0.897	1.166	1.599
Less dividends and distributions from:
Net investment income	—	(0.234)	(0.280)	(0.589)	(0.185)	(0.172)
Net realized gain	—	—	—	—	—	(0.129)
Return of capital	—	(0.018)	—	—	—	—
Total dividends and distributions	—	(0.252)	(0.280)	(0.589)	(0.185)	(0.301)
Net asset value, end of period	$11.539	$10.828	$9.959	$12.498	$12.190	$11.209
Total return[3]	6.57%	11.25%	(18.06% )	7.36%	10.42%	16.22%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$678,196	$688,999	$709,931	$955,379	$955,926	$944,482
Ratio of expenses to average net assets[4]	0.49%	0.49%	0.49%	0.48%	0.50%	0.49%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.57%	0.57%	0.57%	0.56%	0.57%	0.76%
Ratio of net investment income (loss) to average net assets	(0.32% )[5]	2.08%	(0.10% )	0.98%	0.27%	0.48%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.40% )[5]	2.00%	(0.18% )	0.90%	0.20%	0.21%
Portfolio turnover	0%	3%	3%	6%	4%	104% [6]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
[6]	As a result of changes in the Fund’s investment strategy, the portfolio turnover exceeded 100%.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-6

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Global Allocation Managed Risk Fund(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, primarily the LVIP BlackRock Global Allocation Fund (collectively, the "Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation ("LFI"). The LVIP BlackRock Global Allocation Fund, which is sub-advised by an unaffiliated sub-adviser, invests primarily in a portfolio of equity, debt and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that  invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP BlackRock Global Allocation Managed Risk Fund-7

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.15% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.075% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund's managed risk strategy. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$29,039
Legal	4,418
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,748 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$41,802
Distribution fees payable to LFD	195,056
Printing and mailing fees payable to Lincoln Life	1,052
Shareholder servicing fees payable to Lincoln Life	16,164
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP BlackRock Global Allocation Managed Risk Fund-8

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-97.01%@
Global Multi-Asset Fund-97.01%@
✧✧LVIP BlackRock Global Allocation Fund	$667,213,116	$2,157,747	$54,063,349	$7,087,935	$35,602,134	$657,997,583	53,692,173	$—	$—

@ As a percentage of Net Assets as of June 30, 2024.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$2,157,747
Sales	54,063,349
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$554,878,413
Aggregate unrealized appreciation of investments and derivatives	$122,680,741
Aggregate unrealized depreciation of investments and derivatives	(49,015)
Net unrealized appreciation of investments and derivatives	$122,631,726
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP BlackRock Global Allocation Managed Risk Fund-9

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$657,997,583	$—	$—	$657,997,583
Unaffiliated Investment Company	19,481,179	—	—	19,481,179
Total Investments	$677,478,762	$—	$—	$677,478,762
Derivatives:
Assets:
Futures Contracts	$80,392	$—	$—	$80,392
Liabilities:
Futures Contracts	$(49,015)	$—	$—	$(49,015)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	16	153
Service Class	440,587	975,647
Shares reinvested:
Standard Class	—	180
Service Class	—	1,446,028
	440,603	2,422,008
Shares redeemed:
Standard Class	(167)	(398)
Service Class	(5,297,295)	(10,076,744)
	(5,297,462)	(10,077,142)
Net decrease	(4,856,859)	(7,655,134)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the
LVIP BlackRock Global Allocation Managed Risk Fund-10

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$80,075	Variation margin due to broker on futures contracts	$(3,850)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	317	Variation margin due to broker on futures contracts	(45,165)
Total		$80,392		$(49,015)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$2,644,444	$(521,960)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(93,389)	(144,674)
Total		$2,551,055	$(666,634)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$25,531,327	$—
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
LVIP BlackRock Global Allocation Managed Risk Fund-11

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-12

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.82%
Equity Funds–49.96%
iShares Core S&P 500 ETF	178,292	$97,566,731
iShares Core S&P Mid-Cap ETF	381,206	22,308,175
iShares Edge MSCI Min Vol USA ETF	1,017,507	85,429,888
iShares Russell 2000 ETF	103,822	21,064,446
		226,369,240
Fixed Income Funds–28.81%
iShares Broad USD Investment Grade Corporate Bond ETF	435,992	21,891,158
iShares Core U.S. Aggregate Bond ETF	667,824	64,825,676
iShares Core U.S. Treasury Bond ETF	970,837	21,911,791
iShares MBS ETF	238,475	21,894,390
		130,523,015
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–18.06%
iShares Edge MSCI Min Vol EAFE ETF	812,149	$56,326,594
iShares Edge MSCI Min Vol Emerging Markets ETF	445,587	25,492,032
		81,818,626
Money Market Fund–2.99%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	13,559,356	13,559,356
		13,559,356
Total Investment Companies (Cost $348,784,196)		452,270,237

TOTAL INVESTMENTS–99.82% (Cost $348,784,196)	452,270,237
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.18%	807,341
NET ASSETS APPLICABLE TO 36,602,952 SHARES OUTSTANDING–100.00%	$453,077,578
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL GROWTH ETF ALLOCATION MANAGED RISK FUND STANDARD CLASS ($58,856,408 / 4,741,470 Shares)	$12.413
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL GROWTH ETF ALLOCATION MANAGED RISK FUND SERVICE CLASS ($394,221,170 / 31,861,482 Shares)	$12.373
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$402,506,135
Distributable earnings/(accumulated loss)	50,571,443
TOTAL NET ASSETS	$453,077,578

★Includes $728,431 cash collateral held at broker for futures contracts, $3,355,075 payable for securities purchased, $202,389 payable for fund shares redeemed, $10,727 other accrued expenses payable, $215,005 due to manager and affiliates, $25,451 variation margin due to broker on futures contracts, $13,762 payable for audit fee and $22,359 payable for fund accounting fee as of June 30, 2024.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-1

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
3	Australian Dollar	$200,490	$200,222	9/16/24	$268	$—
5	British Pound	395,281	398,957	9/16/24	—	(3,676)
8	Euro	1,075,200	1,081,186	9/16/24	—	(5,986)
6	Japanese Yen	471,938	485,255	9/16/24	—	(13,317)
					268	(22,979)
Equity Contracts:
17	E-mini MSCI Emerging Markets Index	924,970	917,468	9/20/24	7,502	—
11	E-mini Russell 2000 Index	1,135,750	1,116,393	9/20/24	19,357	—
28	E-mini S&P 500 Index	7,730,100	7,704,764	9/20/24	25,336	—
7	E-mini S&P MidCap 400 Index	2,070,670	2,050,745	9/20/24	19,925	—
23	Euro STOXX 50 Index	1,213,365	1,215,474	9/20/24	—	(2,109)
4	FTSE 100 Index	415,231	415,208	9/20/24	23	—
3	OMXS 30 Index	72,969	72,783	7/19/24	186	—
1	SPI 200 Index	129,617	129,201	9/19/24	416	—
3	TOPIX Index	524,054	519,675	9/12/24	4,379	—
					77,124	(2,109)
Total Futures Contracts					$77,392	$(25,088)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024.

Summary of Abbreviations:
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-2

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$5,252,957
EXPENSES:
Distribution fees-Service Class	685,102
Management fees	559,399
Shareholder servicing fees	64,890
Accounting and administration expenses	44,685
Professional fees	21,669
Trustees’ fees and expenses	7,175
Reports and statements to shareholders	4,612
Custodian fees	3,324
Consulting fees	2,137
Pricing fees	434
Other	7,810
1,401,237
Less:
Management fees waived	(11,188)
Total operating expenses	1,390,049
NET INVESTMENT INCOME	3,862,908
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	8,452,500
Foreign currencies	(1,916)
Futures contracts	1,543,429
Net realized gain	9,994,013
Net change in unrealized appreciation (depreciation) of:
Investments	10,739,189
Foreign currencies	(6,192)
Futures contracts	(487,615)
Net change in unrealized appreciation (depreciation)	10,245,382
NET REALIZED AND UNREALIZED GAIN	20,239,395
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,102,303
See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,862,908	$8,112,513
Net realized gain	9,994,013	1,758,662
Net change in unrealized appreciation (depreciation)	10,245,382	36,906,830
Net increase in net assets resulting from operations	24,102,303	46,778,005
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(1,147,308)
Service Class	—	(7,008,927)
	—	(8,156,235)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,352,269	4,564,879
Service Class	4,691,298	11,768,652
Reinvestment of dividends and distributions:
Standard Class	—	1,147,308
Service Class	—	7,008,927
	7,043,567	24,489,766
Cost of shares redeemed:
Standard Class	(930,002)	(2,919,166)
Service Class	(25,146,731)	(47,153,786)
	(26,076,733)	(50,072,952)
Decrease in net assets derived from capital share transactions	(19,033,166)	(25,583,186)
NET INCREASE IN NET ASSETS	5,069,137	13,038,584
NET ASSETS:
Beginning of period	448,008,441	434,969,857
End of period	$453,077,578	$448,008,441
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-3

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$11.749	$10.747	$13.578	$12.586	$12.526	$10.843
Income (loss) from investment operations:
Net investment income[2]	0.122	0.242	0.182	0.161	0.187	0.275
Net realized and unrealized gain (loss)	0.542	1.014	(2.429)	1.426	0.060	1.682
Total from investment operations	0.664	1.256	(2.247)	1.587	0.247	1.957
Less dividends and distributions from:
Net investment income	—	(0.254)	(0.181)	(0.171)	(0.187)	(0.235)
Net realized gain	—	—	(0.403)	(0.424)	—	(0.039)
Total dividends and distributions	—	(0.254)	(0.584)	(0.595)	(0.187)	(0.274)
Net asset value, end of period	$12.413	$11.749	$10.747	$13.578	$12.586	$12.526
Total return[3]	5.65%	11.68%	(16.52% )	12.69%	1.98%	18.06%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$58,856	$54,324	$47,102	$51,501	$46,782	$32,853
Ratio of expenses to average net assets[4]	0.32%	0.32%	0.31%	0.30%	0.32%	0.32%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.33%	0.33%	0.32%	0.31%	0.32%	0.32%
Ratio of net investment income to average net assets	2.03% [5]	2.16%	1.55%	1.21%	1.55%	2.30%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.02% [5]	2.15%	1.54%	1.20%	1.55%	2.30%
Portfolio turnover	3%	4%	5%	6%	18%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-4

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$11.731	$10.732	$13.557	$12.569	$12.511	$10.837
Income (loss) from investment operations:
Net investment income[2]	0.101	0.202	0.141	0.114	0.144	0.233
Net realized and unrealized gain (loss)	0.541	1.009	(2.424)	1.423	0.058	1.678
Total from investment operations	0.642	1.211	(2.283)	1.537	0.202	1.911
Less dividends and distributions from:
Net investment income	—	(0.212)	(0.139)	(0.125)	(0.144)	(0.198)
Net realized gain	—	—	(0.403)	(0.424)	—	(0.039)
Total dividends and distributions	—	(0.212)	(0.542)	(0.549)	(0.144)	(0.237)
Net asset value, end of period	$12.373	$11.731	$10.732	$13.557	$12.569	$12.511
Total return[3]	5.47%	11.29%	(16.81% )	12.31%	1.62%	17.64%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$394,221	$393,684	$387,868	$500,084	$481,243	$474,383
Ratio of expenses to average net assets[4]	0.67%	0.67%	0.66%	0.65%	0.67%	0.67%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.68%	0.68%	0.67%	0.66%	0.67%	0.67%
Ratio of net investment income to average net assets	1.68% [5]	1.81%	1.20%	0.86%	1.20%	1.95%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.67% [5]	1.80%	1.19%	0.85%	1.20%	1.95%
Portfolio turnover	3%	4%	5%	6%	18%	2%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-5

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at http://www.sec.gov.
The Fund’s investment objective is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-6

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
Milliman Financial Risk Management LLC (“Milliman”) is responsible for managing the Fund’s managed risk strategy. For these services, LFI, not the Fund, pays Milliman a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$19,035
Legal	2,896
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,395 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-7

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$90,856
Distribution fees payable to LFD	113,016
Printing and mailing fees payable to Lincoln Life	379
Shareholder servicing fees payable to Lincoln Life	10,754
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$14,105,117
Sales	29,338,412
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives were as follows:
Cost of investments and derivatives	$348,784,196
Aggregate unrealized appreciation of investments and derivatives	$116,534,412
Aggregate unrealized depreciation of investments and derivatives	(12,996,067)
Net unrealized appreciation of investments and derivatives	$103,538,345
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-8

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$452,270,237	$—	$—	$452,270,237
Derivatives:
Assets:
Futures Contracts	$77,392	$—	$—	$77,392
Liabilities:
Futures Contracts	$(25,088)	$—	$—	$(25,088)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	194,565	403,569
Service Class	388,464	1,053,335
Shares reinvested:
Standard Class	—	97,506
Service Class	—	596,572
	583,029	2,150,982
Shares redeemed:
Standard Class	(77,018)	(259,997)
Service Class	(2,086,432)	(4,231,925)
	(2,163,450)	(4,491,922)
Net decrease	(1,580,421)	(2,340,940)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-9

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$77,124	Receivables and other assets net of liabilities	$(2,109)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	268	Receivables and other assets net of liabilities	(22,979)
Total		$77,392		$(25,088)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,595,674	$(415,978)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(52,245)	(71,637)
Total		$1,543,429	$(487,615)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$16,131,792	$—
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-10

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-11

LVIP BlackRock Inflation Protected Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP BlackRock Inflation Protected Bond Fund

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–3.07%
Fannie Mae S.F. 30 yr TBA
5.00% 7/1/54	26,119,645	$25,242,188
5.50% 7/1/54	12,149,429	11,981,900
Total Agency Mortgage-Backed Securities (Cost $37,140,351)		37,224,088
NON-AGENCY ASSET-BACKED SECURITIES–2.42%
AMSR Trust
Series 2022-SFR1 E1 4.39% 3/17/39	2,500,000	2,354,084
Series 2022-SFR3 D 4.00% 10/17/39	2,180,000	2,015,591
FirstKey Homes Trust
Series 2022-SFR1 E1 5.00% 5/19/39	2,500,000	2,380,936
Series 2022-SFR1 E2 5.00% 5/19/39	2,500,000	2,374,742
Series 2022-SFR2 D 4.50% 7/17/39	2,000,000	1,897,822
New Residential Mortgage Loan Trust Series 2022-SFR2 D 4.00% 9/4/39	2,210,000	1,998,966
Progress Residential Trust
Series 2021-SFR8 E1 2.38% 10/17/38	2,500,000	2,260,615
Series 2022-SFR3 E2 5.60% 4/17/39	968,000	923,093
Series 2022-SFR4 D 5.59% 5/17/41	2,500,000	2,435,949
Series 2022-SFR5 D 5.73% 6/17/39	2,500,000	2,459,196
Series 2022-SFR6 D 6.04% 7/20/39	2,150,000	2,129,628
Series 2022-SFR7 D 5.50% 10/27/39	1,615,000	1,575,083
Tricon Residential Trust
Series 2022-SFR1 E1 5.34% 4/17/39	1,500,000	1,428,114
Series 2022-SFR1 E2 5.74% 4/17/39	600,000	572,070
Series 2022-SFR2 D 6.23% 7/17/40	2,500,000	2,488,628
Total Non-Agency Asset-Backed Securities (Cost $29,534,469)		29,294,517
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.22%
ABN AMRO Mortgage Corp. Series 2003-4 A4 5.50% 3/25/33	6,307	6,117
•BFLD Mortgage Trust Series 2024-VICT A 7.19% (TSFR01M + 1.89%) 7/15/41	365,000	364,073
φ•BRAVO Residential Funding Trust Series 2023-NQM3 A1 4.85% 9/25/62	1,384,524	1,354,725
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•BX Commercial Mortgage Trust Series 2024-XL4 D 8.47% (TSFR01M + 3.14%) 2/15/39	645,147	$640,711
♦CHL Mortgage Pass-Through Trust Series 2004-5 2A4 5.50% 5/25/34	22,716	21,961
•COMM Mortgage Trust Series 2024-WCL1 A 7.14% (TSFR01M + 1.84%) 6/15/41	540,000	537,132
•CSMC Trust Series 2022-NQM5 A1 5.17% 5/25/67	2,615,917	2,590,224
•Ellington Financial Mortgage Trust Series 2021-3 A1 1.24% 9/25/66	1,752,790	1,410,132
•JP Morgan Mortgage Trust Series 2023-DSC1 A1 4.63% 7/25/63	755,154	710,147
•JW Commercial Mortgage Trust Series 2024-MRCO A 6.94% (TSFR01M + 1.62%) 6/15/39	510,000	508,088
Pagaya AI Technology in Housing Trust Series 2022-1 D 4.25% 8/25/25	1,375,000	1,316,221
•PRKCM Trust Series 2022-AFC2 A1 5.34% 8/25/57	435,300	433,220
SG Residential Mortgage Trust
•Series 2021-1 A1 1.16% 7/25/61	2,000,046	1,621,109
φ•Series 2022-2 A1 5.35% 8/25/62	659,303	653,357
φ•Verus Securitization Trust
Series 2022-7 A1 5.15% 7/25/67	1,897,441	1,883,052
Series 2022-INV2 A1 6.79% 10/25/67	543,819	548,463
♦WaMu Mortgage Pass-Through Certificates Trust Series 2003-S11 3A5 5.95% 11/25/33	38,985	37,224
•Wells Fargo Commercial Mortgage Trust Series 2024-1CHI A 5.31% 7/15/35	182,000	178,979
Total Non-Agency Collateralized Mortgage Obligations (Cost $14,745,712)		14,814,935
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.85%
•AREIT Ltd. Series 2024-CRE9 A 7.02% (TSFR01M + 1.69%) 5/17/41	1,600,000	1,597,002
BB-UBS Trust Series 2012-SHOW A 3.43% 11/5/36	930,000	906,762
LVIP BlackRock Inflation Protected Bond Fund-1

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•BX Commercial Mortgage Trust
Series 2024-KING A 6.87% (TSFR01M + 1.54%) 5/15/34		1,220,000	$1,210,860
Series 2024-MDHS A 6.97% (TSFR01M + 1.64%) 5/15/41		1,350,000	1,347,047
•BX Trust Series 2024-VLT4 A 6.81% (TSFR01M + 1.49%) 7/15/29		1,210,000	1,204,327
•DBSG Mortgage Trust Series 2024-ALTA A 6.14% 6/10/37		215,000	215,787
•ELM Trust
Series 2024-ELM A10 5.80% 6/10/39		430,000	430,248
Series 2024-ELM A15 5.80% 6/10/39		430,000	429,680
•GWT Trust Series 2024-WLF2 A 7.02% (TSFR01M + 1.69%) 5/15/41		1,250,000	1,249,217
•Hilt Commercial Mortgage Trust Series 2024-ORL A 6.87% (TSFR01M + 1.54%) 5/15/37		475,000	473,813
•HONO Mortgage Trust Series 2021-LULU A 6.59% (TSFR01M + 1.26%) 10/15/36		150,000	145,220
•LBA Trust Series 2024-BOLT A 6.92% (TSFR01M + 1.59%) 6/15/26		810,000	806,203
•One New York Plaza Trust Series 2020-1NYP AJ 6.69% (TSFR01M + 1.36%) 1/15/36		215,000	200,163
•Taubman Centers Commercial Mortgage Trust Series 2022-DPM A 7.51% (TSFR01M + 2.19%) 5/15/37		135,000	135,675
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $10,385,313)			10,352,004
ΔSOVEREIGN BONDS–40.57%
Australia–1.08%
Australia Government Bonds
0.25% 11/21/32	AUD	2,364,000	1,599,170
0.75% 11/21/27	AUD	4,343,000	3,474,948
2.50% 9/20/30	AUD	3,731,000	3,729,840
3.00% 9/20/25	AUD	4,264,000	4,248,623
			13,052,581
Belgium–0.43%
Kingdom of Belgium Government Bonds 3.30% 6/22/54	EUR	5,206,760	5,247,633
			5,247,633
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Canada–0.80%
Canada Government Real Return Bonds
4.00% 12/1/31	CAD	5,552,626	$4,707,464
4.25% 12/1/26	CAD	6,413,746	4,967,518
			9,674,982
Denmark–0.13%
Denmark I/L Government Bonds 0.10% 11/15/30	DKK	11,401,042	1,576,621
			1,576,621
France–8.44%
French Republic Government Bonds O.A.T.
0.10% 3/1/26	EUR	7,093,548	7,425,150
0.10% 3/1/28	EUR	9,273,908	9,482,974
0.10% 3/1/28	EUR	757,661	774,741
0.10% 3/1/29	EUR	14,173,030	14,535,586
0.10% 7/25/31	EUR	8,079,318	8,149,836
0.10% 3/1/32	EUR	3,554,022	3,531,071
0.60% 7/25/34	EUR	1,130,230	1,153,860
0.70% 7/25/30	EUR	12,173,263	12,864,222
1.85% 7/25/27	EUR	18,199,786	19,986,143
3.00% 5/25/54	EUR	2,667,760	2,487,066
3.15% 7/25/32	EUR	9,002,517	11,220,680
3.15% 7/25/32	EUR	890,801	1,110,289
3.40% 7/25/29	EUR	879,153	1,044,439
3.40% 7/25/29	EUR	7,147,962	8,491,817
			102,257,874
Germany–4.22%
Bundesschatzanweisungen 2.90% 6/18/26	EUR	11,695,000	12,542,196
Deutsche Bundesrepublik Inflation-Linked Bonds
0.10% 4/15/26	EUR	14,028,445	14,651,256
0.10% 4/15/33	EUR	6,783,484	7,052,099
0.50% 4/15/30	EUR	15,812,947	16,905,755
			51,151,306
Israel–0.05%
Israel Government International Bonds 5.75% 3/12/54		633,000	568,909
			568,909
Italy–5.55%
Italy Buoni Poliennali Del Tesoro
0.10% 5/15/33	EUR	11,415,138	10,317,940
0.40% 5/15/30	EUR	9,865,396	9,730,867
0.65% 5/15/26	EUR	7,018,273	7,335,909
1.25% 9/15/32	EUR	9,810,668	10,027,695
1.30% 5/15/28	EUR	16,874,725	17,782,842
1.50% 5/15/29	EUR	2,042,598	2,154,787
3.10% 9/15/26	EUR	8,927,214	9,865,779
			67,215,819
Japan–3.21%
Japan Government CPI Linked Bonds
0.01% 3/10/31	JPY	446,009,648	2,962,032
0.01% 3/10/32	JPY	506,538,000	3,346,696
0.01% 3/10/33	JPY	572,723,592	3,764,405
LVIP BlackRock Inflation Protected Bond Fund-2

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan (continued)
Japan Government CPI Linked Bonds (continued)
0.01% 3/10/34	JPY	112,128,860	$735,260
0.10% 3/10/26	JPY	938,931,331	5,996,345
0.10% 3/10/27	JPY	932,349,180	6,061,516
0.10% 3/10/28	JPY	902,298,648	5,882,971
0.10% 3/10/29	JPY	775,161,072	5,073,308
0.20% 3/10/30	JPY	298,777,504	2,028,805
Japan Government Thirty Year Bonds 1.80% 3/20/54	JPY	530,400,000	3,037,281
			38,888,619
Mexico–0.73%
Mexico Bonos
7.75% 11/23/34	MXN	37,400,000	1,759,139
8.50% 3/1/29	MXN	26,000,000	1,332,857
8.50% 5/31/29	MXN	52,000,000	2,674,355
Mexico Government International Bonds
3.50% 2/12/34		1,097,000	891,238
6.35% 2/9/35		2,143,000	2,154,740
			8,812,329
New Zealand–0.38%
New Zealand Government Bonds Inflation-Linked
2.00% 9/20/25	NZD	2,966,000	2,385,543
3.00% 9/20/30	NZD	2,717,000	2,263,917
			4,649,460
Spain–3.20%
Spain Government Bonds Inflation-Linked
0.65% 11/30/27	EUR	11,374,263	11,982,194
0.70% 11/30/33	EUR	13,862,889	14,098,205
1.00% 11/30/30	EUR	11,957,744	12,729,622
			38,810,021
Sweden–0.82%
Sweden Bonds Inflation-Linked
0.13% 6/1/26	SEK	21,620,000	2,632,654
0.13% 12/1/27	SEK	16,515,000	1,969,569
0.13% 6/1/30	SEK	9,855,000	1,102,412
0.13% 6/1/32	SEK	15,300,000	1,840,032
3.50% 12/1/28	SEK	14,075,000	2,391,475
			9,936,142
United Kingdom–11.53%
United Kingdom Gilt
0.88% 7/31/33	GBP	3,720,000	3,549,091
4.38% 7/31/54	GBP	2,142,500	2,581,854
United Kingdom Inflation-Linked Gilt
0.13% 3/22/26	GBP	11,051,234	13,822,757
0.13% 8/10/28	GBP	13,625,489	17,071,369
0.13% 3/22/29	GBP	14,353,546	17,877,407
0.13% 8/10/31	GBP	9,871,046	12,272,721
0.75% 11/22/33	GBP	3,769,405	4,829,753
0.75% 3/22/34	GBP	12,746,637	16,249,977
1.25% 11/22/27	GBP	15,286,912	19,895,399
1.25% 11/22/32	GBP	14,664,684	19,706,973
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
United Kingdom (continued)
United Kingdom Inflation-Linked Gilt (continued)
4.13% 7/22/30	GBP	2,744,000	$11,842,572
			139,699,873
Total Sovereign Bonds (Cost $537,774,268)			491,542,169
SUPRANATIONAL BANKS–0.58%
European Union
2.50% 10/4/52	EUR	1,010,000	889,092
3.00% 3/4/53	EUR	6,310,625	6,142,247
Total Supranational Banks (Cost $6,971,445)			7,031,339
U.S. TREASURY OBLIGATIONS–58.24%
U.S. Treasury Inflation Indexed Bonds
0.88% 1/15/29		55,684	52,751
1.38% 7/15/33		27,752,579	26,204,584
1.75% 1/15/28		12,652,738	12,450,234
2.00% 1/15/26		17,330,932	17,116,992
2.13% 4/15/29		22,477,310	22,503,235
2.38% 1/15/27		14,398,705	14,389,576
2.50% 1/15/29		10,256,515	10,435,824
3.38% 4/15/32		5,155,655	5,628,129
3.63% 4/15/28		17,334,575	18,215,889
3.88% 4/15/29		20,683,973	22,340,003
U.S. Treasury Inflation Indexed Notes
0.13% 10/15/25		22,991,980	22,232,428
0.13% 4/15/26		20,161,264	19,259,321
0.13% 7/15/26		19,707,826	18,838,973
0.13% 10/15/26		22,481,343	21,397,720
0.13% 4/15/27		25,090,805	23,607,082
0.13% 1/15/30		27,851,940	25,066,104
0.13% 7/15/30		29,469,980	26,367,544
0.13% 1/15/31		29,093,000	25,679,020
×0.13% 7/15/31		29,709,362	26,087,394
×0.13% 1/15/32		32,636,401	28,253,239
0.25% 7/15/29		20,292,756	18,633,338
0.38% 7/15/25		27,983,197	27,280,181
0.38% 1/15/27		27,966,072	26,582,002
0.38% 7/15/27		25,196,649	23,910,321
0.50% 1/15/28		27,162,114	25,593,844
0.63% 1/15/26		31,330,710	30,309,892
0.63% 7/15/32		28,924,210	25,934,121
0.75% 7/15/28		26,622,618	25,297,811
1.13% 1/15/33		28,658,950	26,514,317
1.25% 4/15/28		23,600,616	22,793,307
1.63% 10/15/27		23,452,064	23,069,353
×1.75% 1/15/34		26,969,216	26,166,633
2.38% 10/15/28		10,859,865	11,001,530
U.S. Treasury Notes 2.63% 7/31/29		6,945,000	6,399,438
Total U.S. Treasury Obligations (Cost $736,142,808)			705,612,130

LVIP BlackRock Inflation Protected Bond Fund-3

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
	Notional Amount	Value (U.S. $)
OPTIONS PURCHASED–0.07%
Over-The-Counter–0.07%
Call Swaptions–0.04%
1 Year Interest Rate Swap, expiration date 10/16/24, notional amount $132,509,000 GSI	132,509,000	$167,611
1 Year Interest Rate Swap, expiration date 10/16/24, notional amount $264,308,000 BCLY	264,308,000	334,323
		501,934
Put Swaptions–0.03%
10 Year Interest Rate Swap, expiration date 10/17/24, notional amount $14,926,000 GSI	14,926,000	76,076
	Notional Amount	Value (U.S. $)
OPTIONS PURCHASED (continued)
OVER-THE-COUNTER (continued)
Put Swaptions (continued)
10 Year Interest Rate Swap, expiration date 10/17/24, notional amount $7,463,000 GSI	7,463,000	$38,038
30 Year Interest Rate Swap, expiration date 12/18/24, notional amount $6,525,000 CITI	6,525,000	190,746
		304,860
Total Options Purchased (Cost $1,296,125)		806,794

TOTAL INVESTMENTS–107.02% (Cost $1,373,990,491)	1,296,677,976

Notional Amount	Value (U.S. $)
OPTIONS WRITTEN–(0.09)%
Over-The-Counter–(0.09)%

Call Swaptions–(0.03)%
1 Year Interest Rate Swap, expiration date 10/16/24, notional amount $(132,509,000) GSI	(132,509,000)	$(36,228)
1 Year Interest Rate Swap, expiration date 10/16/24, notional amount $(264,308,000) BCLY	(264,308,000)	(72,262)
10 Year Interest Rate Swap, expiration date 9/12/24, notional amount $(14,682,000) DB	(14,682,000)	(176,769)
10 Year Interest Rate Swap, expiration date 9/13/24, notional amount $(7,341,000) CITI	(7,341,000)	(96,394)
10 Year Interest Rate Swap, expiration date 9/17/24, notional amount $(3,671,000) DB	(3,671,000)	(41,833)
(423,486)
Put Swaptions–(0.06)%
1 Year Interest Rate Swap, expiration date 10/17/24, notional amount $(125,377,000) GSI	(125,377,000)	(56,080)
1 Year Interest Rate Swap, expiration date 10/17/24, notional amount $(62,688,500) GSI	(62,688,500)	(28,040)
10 Year Interest Rate Swap, expiration date 9/12/24, notional amount $(14,682,000) DB	(14,682,000)	(264,388)
10 Year Interest Rate Swap, expiration date 9/13/24, notional amount $(7,341,000) CITI	(7,341,000)	(123,892)
10 Year Interest Rate Swap, expiration date 9/17/24, notional amount $(3,671,000) DB	(3,671,000)	(73,676)
30 Year Interest Rate Swap, expiration date 9/18/24, notional amount $(6,525,000) CITI	(6,525,000)	(135,251)
(681,327)
Total Options Written (Premiums received $(1,526,289))		(1,104,813)

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(6.93%)	(83,965,620)
NET ASSETS APPLICABLE TO 131,473,693 SHARES OUTSTANDING –100.00%	$1,211,607,543
NET ASSET VALUE PER SHARE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND STANDARD CLASS ($395,986,124 / 42,920,997 Shares)	$9.226
NET ASSET VALUE PER SHARE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND SERVICE CLASS ($815,621,419 / 88,552,696 Shares)	$9.211
LVIP BlackRock Inflation Protected Bond Fund-4

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$1,399,623,249
Distributable earnings/(accumulated loss)	(188,015,706)
TOTAL NET ASSETS	$1,211,607,543

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2024.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

ΔSecurities have been classified by country of origin.
×Fully or partially pledged as collateral for derivatives.

★Includes $1,011,000 cash collateral held at broker for futures contracts, $3,028,000 cash collateral held at brokers for centrally cleared swap contracts, $141,079 variation margin due from broker on futures contracts, $71,114 variation margin due from brokers on centrally cleared swap contracts, $60,224,230 payable for securities purchased, $749,107 payable for fund shares redeemed, $400,000 cash collateral due to brokers for certain open bilateral derivatives, $101,622 other accrued expenses payable, $617,469 due to manager and affiliates, $22,685 payable for audit fee and $62,585 payable for fund accounting fee as of June 30, 2024.

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at June 30, 2024:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	CAD	12,958,000	USD	(9,466,242)	7/2/24	$6,080	$—
BCLY	CAD	(12,958,000)	USD	9,472,742	8/2/24	—	(6,321)
BCLY	EUR	(593,000)	USD	635,795	7/2/24	664	—
BNP	EUR	(244,922,000)	USD	265,572,109	7/2/24	3,248,711	—
BNP	GBP	821,000	USD	(1,044,950)	7/2/24	—	(7,112)
BOA	JPY	(203,331,000)	USD	1,295,178	7/2/24	31,005	—
BOA	JPY	6,334,584,000	USD	(39,477,476)	7/2/24	—	(93,383)
BOA	JPY	(6,233,056,000)	USD	39,028,324	8/2/24	91,765	—
CBA	GBP	3,113,000	USD	(3,955,370)	7/2/24	—	(20,181)
CBA	JPY	(418,055,000)	USD	2,652,112	7/2/24	52,933	—
CITI	MXN	(16,513,618)	USD	865,516	9/18/24	—	(26,002)
CITI	NZD	(7,387,000)	USD	4,515,687	7/2/24	16,271	—
CITI	SEK	(134,376,000)	USD	12,674,709	7/2/24	—	(4,647)
DB	EUR	(77,000)	USD	83,677	7/2/24	1,206	—
HSBC	AUD	(19,565,957)	USD	12,973,346	7/2/24	—	(79,743)
HSBC	EUR	1,256,000	USD	(1,344,646)	7/2/24	591	—
HSBC	EUR	(1,256,000)	USD	1,346,616	8/2/24	—	(598)
HSBC	GBP	(114,020,140)	USD	144,896,623	7/2/24	762,101	—
HSBC	GBP	110,084,000	USD	(139,322,310)	7/2/24	—	(163,520)
HSBC	GBP	(110,084,000)	USD	139,346,144	8/2/24	161,132	—
HSBC	JPY	(5,713,198,000)	USD	36,615,586	7/2/24	1,094,846	—
HSBC	SEK	104,062,000	USD	(9,826,627)	7/2/24	—	(7,618)
HSBC	SEK	(104,062,000)	USD	9,841,691	8/2/24	7,390	—
JPMC	CAD	(13,255,000)	USD	9,675,110	7/2/24	—	(14,319)
JPMC	CAD	209,000	USD	(152,552)	7/2/24	227	—
JPMC	CAD	(317,077)	USD	231,885	8/2/24	—	(64)
JPMC	EUR	(225,000)	USD	245,438	7/2/24	4,452	—
JPMC	EUR	244,052,000	USD	(261,489,515)	7/2/24	—	(97,930)
JPMC	EUR	(244,052,000)	USD	261,872,433	8/2/24	96,601	—
JPMC	EUR	(10,521,000)	USD	11,283,104	8/2/24	—	(1,964)
LVIP BlackRock Inflation Protected Bond Fund-5

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	EUR	134,241	USD	(144,084)	8/2/24	$—	$(94)
JPMC	GBP	(215,796)	USD	272,835	8/2/24	—	(7)
JPMC	JPY	(23,500,832)	USD	146,785	8/2/24	—	(20)
JPMC	NZD	(321,843)	USD	196,089	8/2/24	53	—
JPMC	SEK	(1,669,892)	USD	157,922	8/2/24	110	—
RBC	DKK	(10,796,000)	USD	1,568,650	7/2/24	18,196	—
RBC	SEK	(734,945)	USD	69,896	7/2/24	549	—
RBS	SEK	30,661,000	USD	(2,916,430)	7/2/24	—	(23,341)
SCB	AUD	19,431,000	USD	(12,938,623)	7/2/24	24,432	—
SCB	AUD	(19,431,000)	USD	12,949,967	8/2/24	—	(24,094)
TDB	DKK	10,796,000	USD	(1,549,316)	7/2/24	1,138	—
TDB	DKK	(10,796,000)	USD	1,552,064	8/2/24	—	(1,149)
UBS	EUR	509,000	USD	(554,177)	7/2/24	—	(9,013)
UBS	GBP	(639,000)	USD	807,934	8/2/24	12	—
UBS	NZD	7,317,000	USD	(4,462,858)	7/2/24	—	(6,079)
UBS	NZD	(7,317,000)	USD	4,462,872	8/2/24	6,045	—
Total Foreign Currency Exchange Contracts						$5,626,510	$(587,199)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
1	3 Month SOFR	$237,125	$237,214	12/17/24	$—	$(89)
(1)	3 Month SOFR	(239,700)	(238,899)	12/16/25	—	(801)
(130)	Canadian Government Bond	(11,409,744)	(11,485,488)	9/18/24	75,744	—
(14)	Euro-Buxl	(1,952,728)	(1,909,192)	9/6/24	—	(43,536)
(111)	Euro-Schatz	(12,565,141)	(12,569,801)	9/6/24	4,660	—
(27)	U.S. Treasury 10 yr Notes	(2,969,578)	(2,946,027)	9/19/24	—	(23,551)
(17)	U.S. Treasury 10 yr Ultra Notes	(1,930,031)	(1,943,288)	9/19/24	13,257	—
85	U.S. Treasury 2 yr Notes	17,358,594	17,374,721	9/30/24	—	(16,127)
68	U.S. Treasury 5 yr Notes	7,247,313	7,246,402	9/30/24	911	—
(57)	U.S. Treasury Long Bonds	(6,743,813)	(6,692,438)	9/19/24	—	(51,375)
(40)	U.S. Treasury Ultra Bonds	(5,013,750)	(5,092,007)	9/19/24	78,257	—
Total Futures Contracts					$172,829	$(135,479)
Reverse Repurchase Agreements3
Counterparty	Interest Rate	Trade Date	Maturity Date	Principal Amount	Face Value Including Accrued Interest
BNP-collateralized by U.S. Treasury Inflation Indexed Notes 2.125% 4/15/29; market value $13,397,540	5.44%	6/28/24	7/1/24	$(13,391,469)	$(13,397,540)
HSBC-collateralized by U.S. Treasury Inflation Indexed Notes 0.125%-2.375% 10/15/28-1/15/33; market value $32,656,183	5.43%	6/28/24	7/1/24	(32,641,412)	(32,656,183)
Nomura-collateralized by U.S. Treasury Inflation Indexed Bonds 3.375% 4/15/32; market value $5,676,359	5.40%	6/28/24	7/1/24	(5,673,806)	(5,676,359)
Nomura-collateralized by U.S. Treasury Notes 2.625% 7/31/29; market value $6,487,839	5.45%	6/28/24	7/1/24	(6,484,894)	(6,487,839)
Total Reverse Repurchase Agreements				$(58,191,581)	$(58,217,921)
LVIP BlackRock Inflation Protected Bond Fund-6

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
Swap Contracts1
Inflation Swap Contracts
	Notional Amount[4]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 190,000	(2.78%)	8/15/53	$19,038	$19,038	$—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	26,250,000	2.56%	10/2/28	86,918	86,918	—
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 205,000	(2.64%)	11/15/53	10,555	10,555	—
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 390,000	(2.53%)	11/15/53	8,030	8,030	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,270,000	2.47%	12/18/53	7,106	7,106	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	7,000,000	2.12%	1/2/26	71,150	71,150	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	6,535,000	2.56%	5/7/29	(6,032)	—	(6,032)
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 2,840,000	3.75%	5/15/33	(39,182)	—	(39,182)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	13,100,000	2.40%	6/27/28	46,726	46,726	—
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 2,440,000	3.88%	6/15/29	4,821	4,821	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,274,500	2.46%	7/1/29	7,854	7,854	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	8,270,000	2.45%	7/2/26	—	—	—
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 5,940,000	(2.13%)	6/15/29	(423)	—	(423)
Total Inflation Swap Contracts				$216,561	$262,198	(45,637)
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Notional Amount[4]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared
EUR2,570,700	2.49	EURIBOR06M	Pay	Annual/Semiannual	2/19/54	$51,384	$97	$51,287	$—
EUR2,570,700	2.51	EURIBOR06M	Pay	Annual/Semiannual	2/20/54	42,349	98	42,251	—
EUR2,638,000	2.51	EURIBOR06M	Pay	Annual/Semiannual	2/20/54	39,098	100	38,998	—
EUR1,298,000	2.51	EURIBOR06M	Pay	Annual/Semiannual	3/1/54	19,320	50	19,270	—
JPY917,250,000	0.27	TONAR12M	Pay	Annual	3/11/26	7,276	25	7,251	—
EUR545,000	2.46	EURIBOR06M	Pay	Annual/Semiannual	3/22/54	14,083	21	14,062	—
EUR2,109,000	2.54	EURIBOR06M	Pay	Semiannual	4/22/54	10,092	(4,353)	14,445	—
JPY941,080,000	0.41	TONAR12M	Pay	Annual	5/21/26	(1,182)	27	—	(1,209)
LVIP BlackRock Inflation Protected Bond Fund-7

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
Swap Contracts1
Interest Rate Swap (IRS) Contracts (continued)
Notional Amount[4]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared: (continued)
EUR528,000	2.43	EURIBOR06M	Pay	Annual/Semiannual	6/19/54	$13,954	$20	$13,934	$—
EUR512,000	2.43	EURIBOR06M	Pay	Annual/Semiannual	6/20/54	13,452	19	13,433	—
JPY192,620,000	0.85	TONAR12M	Receive	Annual	3/11/34	(17,211)	21	—	(17,232)
JPY198,075,000	0.99	TONAR12M	Receive	Annual	5/21/34	(5,419)	22	—	(5,441)
473,600,000	5.31	FEDL12M	Receive	At Maturity	9/18/24	2,486	443	2,043	—
473,600,000	5.32	FEDL12M	Receive	At Maturity	9/18/24	10,609	175	10,434	—
473,600,000	5.32	FEDL12M	Receive	At Maturity	9/18/24	9,174	175	8,999	—
473,600,000	5.32	FEDL12M	Receive	At Maturity	9/18/24	10,448	449	9,999	—
2,718,889	3.78	SOFR12M	Receive	Annual	6/18/34	(39,883)	44	—	(39,927)
466,000,000	5.32	FEDL12M	Receive	At Maturity	9/18/24	11,846	471	11,375	—
EUR354,000	2.44	EURIBOR06M	Receive	Annual/Semiannual	6/24/54	(8,262)	14	—	(8,276)
Total IRS Contracts							$(2,082)	$257,781	$(72,085)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through June 30, 2024.
[3] See Note 1 in Notes to Financial Statements.
[4] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
AUD–Australian Dollar
BB-UBS–Barclays Bank United Bank of Switzerland
BCLY–Barclays Bank
BNP–BNP Paribas
BOA–Bank of America
CAD–Canadian Dollar
CBA–Commonwealth Bank of Australia
CITI–Citigroup Global Markets
CPI–Consumer Price Index
DB–Deutsche Bank
DKK–Danish Krone
EU-CPI-U–Eurpoean Union Consumer Price Index for All Urban Consumers
EUR–Euro
EURIBOR06M–Euro InterBank Offered Rate EUR 6 Month
FEDL12M–Federal Funds Rate 12 Month
GBP–British Pound Sterling
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
JPMC–JPMorgan Chase
JPY–Japanese Yen
MXN–Mexican Peso
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
RBC–Royal Bank of Canada
RBS–Royal Bank of Scotland
S.F.–Single Family
SCB–Standard Chartered Bank
SEK–Swedish Krona
SOFR–Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
TBA–To be announced
TDB–Toronto-Dominion Bank
TSFR01M–1 Month Term Secured Overnight Financing Rate
TONAR12M–Tokyo Overnight Average Rate 12 Month
UK-RPI–United Kingdom Retail Price Index
USA-CPI-U–United States Consumer Price Index for All Urban Consumers
LVIP BlackRock Inflation Protected Bond Fund-8

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
USD–United States Dollar
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund-9

LVIP BlackRock Inflation Protected Bond Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Interest	$25,422,925
EXPENSES:
Management fees	2,531,800
Interest expense on reverse repurchase agreements	2,389,548
Distribution fees-Service Class	1,022,471
Shareholder servicing fees	174,542
Accounting and administration expenses	121,733
Custodian fees	64,573
Professional fees	38,712
Trustees’ fees and expenses	19,693
Reports and statements to shareholders	16,348
Pricing fees	6,581
Consulting fees	1,547
Other	30,114
Total operating expenses	6,417,662
NET INVESTMENT INCOME	19,005,263
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(8,635,482)
Foreign currencies	(484,768)
Foreign currency exchange contracts	10,955,094
Futures contracts	1,313,022
Options purchased	(2,502,019)
Options written	1,577,668
Swap contracts	(398,801)
Net realized gain	1,824,714
Net change in unrealized appreciation (depreciation) of:
Investments	(24,596,601)
Foreign currencies	(57,652)
Foreign currency exchange contracts	9,252,051
Futures contracts	4,522,465
Options purchased	(797,407)
Options written	737,349
Swap contracts	541,356
Net change in unrealized appreciation (depreciation)	(10,398,439)
NET REALIZED AND UNREALIZED LOSS	(8,573,725)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,431,538
See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$19,005,263	$34,578,368
Net realized gain (loss)	1,824,714	(56,815,821)
Net change in unrealized appreciation (depreciation)	(10,398,439)	83,568,197
Net increase in net assets resulting from operations	10,431,538	61,330,744
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(8,717,260)
Service Class	—	(17,310,996)
Return of capital:
Standard Class	—	(291,558)
Service Class	—	(582,684)
	—	(26,902,498)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	56,553,463	39,522,976
Service Class	37,963,583	65,864,185
Reinvestment of dividends and distributions:
Standard Class	—	9,008,818
Service Class	—	17,893,680
	94,517,046	132,289,659
Cost of shares redeemed:
Standard Class	(40,141,056)	(216,265,312)
Service Class	(59,925,392)	(153,037,119)
	(100,066,448)	(369,302,431)
Decrease in net assets derived from capital share transactions	(5,549,402)	(237,012,772)
NET INCREASE (DECREASE) IN NET ASSETS	4,882,136	(202,584,526)
NET ASSETS:
Beginning of period	1,206,725,407	1,409,309,933
End of period	$1,211,607,543	$1,206,725,407
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund-10

LVIP BlackRock Inflation Protected Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Inflation Protected Bond Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$9.140	$8.913	$10.328	$10.562	$10.048	$9.709
Income (loss) from investment operations:
Net investment income (loss)[2]	0.151	0.259	0.659	0.345	(0.002)	0.104
Net realized and unrealized gain (loss)	(0.065)	0.192	(1.135)	0.144	0.533	0.467
Total from investment operations	0.086	0.451	(0.476)	0.489	0.531	0.571
Less dividends and distributions from:
Net investment income	—	(0.218)	(0.827)	(0.496)	(0.017)	(0.229)
Return of capital	—	(0.006)	(0.112)	(0.227)	—	(0.003)
Total dividends and distributions	—	(0.224)	(0.939)	(0.723)	(0.017)	(0.232)
Net asset value, end of period	$9.226	$9.140	$8.913	$10.328	$10.562	$10.048
Total return[3]	0.94%	5.07%	(4.70% )	4.67%	5.28%	5.89%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$395,986	$375,733	$531,209	$806,737	$656,834	$706,436
Ratio of expenses to average net assets[4]	0.90%	0.63%	0.55%	0.48%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets[5,6]	3.32%	2.85%	6.54%	3.22%	(0.01% )	1.04%
Portfolio turnover	142%	210%	266%	72%	99%	100%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	The ratio of expenses to average net assets excluding interest expense for the six months ended June 30, 2024, the years ended 2023 and 2022 is 0.50%, 0.50% and 0.49% respectively.
[5]	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.
[6]	The ratio of net investment income to average net assets excluding interest expense for the six months ended June 30, 2024, the years ended 2023 and 2022 is 3.72%, 2.98% and 6.60% respectively.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund-11

LVIP BlackRock Inflation Protected Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Inflation Protected Bond Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$9.136	$8.909	$10.322	$10.536	$10.049	$9.710
Income (loss) from investment operations:
Net investment income (loss)[2]	0.140	0.236	0.631	0.318	(0.027)	0.079
Net realized and unrealized gain (loss)	(0.065)	0.191	(1.131)	0.143	0.531	0.466
Total from investment operations	0.075	0.427	(0.500)	0.461	0.504	0.545
Less dividends and distributions from:
Net investment income	—	(0.194)	(0.801)	(0.463)	(0.017)	(0.204)
Return of capital	—	(0.006)	(0.112)	(0.212)	—	(0.002)
Total dividends and distributions	—	(0.200)	(0.913)	(0.675)	(0.017)	(0.206)
Net asset value, end of period	$9.211	$9.136	$8.909	$10.322	$10.536	$10.049
Total return[3]	0.82%	4.81%	(4.95% )	4.41%	5.02%	5.62%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$815,621	$830,992	$878,101	$960,949	$789,740	$791,457
Ratio of expenses to average net assets[4]	1.15%	0.88%	0.80%	0.73%	0.74%	0.74%
Ratio of net investment income (loss) to average net assets[5,6]	3.07%	2.60%	6.29%	2.97%	(0.26% )	0.79%
Portfolio turnover	142%	210%	266%	72%	99%	100%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	The ratio of expenses to average net assets excluding interest expense for the six months ended June 30, 2024, the years ended 2023 and 2022 is 0.75%, 0.75% and 0.74% respectively.
[5]	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.
[6]	The ratio of net investment income to average net assets excluding interest expense for the six months ended June 30, 2024, the years ended 2023 and 2022 is 3.47%, 2.73% and 6.35% respectively.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund-12

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Inflation Protected Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to maximize real return, consistent with preservation of real capital and prudent investment management.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Non exchange-traded options are valued at the last reported sale price.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP BlackRock Inflation Protected Bond Fund-13

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2024, the value and cost of foreign currency held by the LVIP BlackRock Inflation Protected Bond Fund is $1,921,313 and $1,887,351 respectively.
Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain, in a segregated account with its custodian, cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements. The Fund will subject its reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case. At June 30, 2024, the Fund pledged $58,191,581 in securities as collateral for reverse repurchase agreements.
Cash and Cash Equivalents–Cash and cash equivalents include deposits held at financial institutions, which are available for the Fund’s use with no restrictions, with original maturities of 90 days or less.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.45% of the first $500 million of the Fund’s average daily net assets; and 0.40% of the Fund’s average daily net assets in excess of $500 million.   The management fee is calculated daily and paid monthly.
BlackRock Financial Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
LVIP BlackRock Inflation Protected Bond Fund-14

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$51,345
Legal	7,812
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $9,249 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$418,433
Distribution fees payable to LFD	167,951
Printing and mailing fees payable to Lincoln Life	2,234
Shareholder servicing fees payable to Lincoln Life	28,851
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2024, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$159,607,218
Purchases of U.S. government securities	1,745,480,420
Sales other than U.S. government securities	129,261,355
Sales of U.S. government securities	1,843,271,831
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$1,373,990,491
Aggregate unrealized appreciation of investments and derivatives	$247,088
Aggregate unrealized depreciation of investments and derivatives	(77,559,603)
Net unrealized depreciation of investments and derivatives	$(77,312,515)
LVIP BlackRock Inflation Protected Bond Fund-15

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Mortgage-Backed Securities	$—	$37,224,088	$—	$37,224,088
Non-Agency Asset-Backed Securities	—	29,294,517	—	29,294,517
Non-Agency Collateralized Mortgage Obligations	—	14,814,935	—	14,814,935
Non-Agency Commercial Mortgage-Backed Securities	—	10,352,004	—	10,352,004
Sovereign Bonds	—	491,542,169	—	491,542,169
Supranational Banks	—	7,031,339	—	7,031,339
U.S. Treasury Obligations	—	705,612,130	—	705,612,130
Options Purchased	—	806,794	—	806,794
Total Investments	$—	$1,296,677,976	$—	$1,296,677,976
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$5,626,510	$—	$5,626,510
Futures Contracts	$172,829	$—	$—	$172,829
Swap Contracts	$—	$519,979	$—	$519,979
Liabilities:
Foreign Currency Exchange Contracts	$—	$(587,199)	$—	$(587,199)
Futures Contracts	$(135,479)	$—	$—	$(135,479)
Reverse Repurchase Agreements	$—	$(58,191,581)	$—	$(58,191,581)
Swap Contracts	$—	$(117,722)	$—	$(117,722)
Options Written	$—	$(1,104,813)	$—	$(1,104,813)
There were no Level 3 investments at the beginning or end of the period.
LVIP BlackRock Inflation Protected Bond Fund-16

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	6,199,295	4,346,252
Service Class	4,163,791	7,253,597
Shares reinvested:
Standard Class	—	994,131
Service Class	—	1,975,238
	10,363,086	14,569,218
Shares redeemed:
Standard Class	(4,385,599)	(23,829,691)
Service Class	(6,564,658)	(16,840,430)
	(10,950,257)	(40,670,121)
Net decrease	(587,171)	(26,100,903)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2024, the Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the
LVIP BlackRock Inflation Protected Bond Fund-17

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to facilitate investments in portfolio securities .
Options Contracts–During the six months ended June 30, 2024, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the six months ended June 30, 2024, the Fund used options contracts to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions; to protect the value of portfolio securities; to facilitate investments in portfolio securities and to take advantage of liquidity available in the options market.
Swap Contracts–The Fund enters into inflation swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, trading these instruments through a central counterparty.
During the six months ended June 30, 2024, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Inflation Swap- Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as the Secured Overnight Financing Rate (SOFR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated, for bilateral swap contracts, by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
LVIP BlackRock Inflation Protected Bond Fund-18

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
During the six months ended June 30, 2024, the Fund used inflation swaps to hedge the inflation risks in nominal bonds (i.e., non-inflation-protected bonds) thereby creating "synthetic" inflation-indexed bonds.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$5,626,510	Liabilities net of receivables and other assets	$(587,199)
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	172,829	Liabilities net of receivables and other assets	(135,479)
Options purchased (Interest rate contracts)	Liabilities net of receivables and other assets	806,794	Liabilities net of receivables and other assets	—
Options written (Interest rate contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(1,104,813)
Swap contracts (Interest rate contracts & Inflation contracts)	Liabilities net of receivables and other assets	519,979	Liabilities net of receivables and other assets	(117,722)
Total		$7,126,112		$(1,945,213)
LVIP BlackRock Inflation Protected Bond Fund-19

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$10,955,094	$9,252,051
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	1,313,022	4,522,465
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(1,399,120)	(206,662)
Options purchased (Currency contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(76,451)	—
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(1,026,448)	(590,745)
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	242,074	242,236
Options written (Currency contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	45,658	—
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	1,289,936	495,113
Swap contracts (Interest rate contracts & Inflation contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(398,801)	541,356
Total		$10,944,964	$14,255,814
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$500,405,255	$1,000,028,718
Futures contracts (average notional value)	34,329,561	184,553,700
Options contracts (average value)	828,421	1,702,116
Interest rate swap contracts (average notional value)*	361,152,467	(17,780,205)
Inflation rate swap contracts (average notional value)	37,390,936	(36,413,476)

*Long represents paying floating interest payments and short represent receiving floating interest payments.
At June 30, 2024, the Fund posted securities collateral for certain open bilateral derivatives as follows:
Broker	Securities Collateral
Citigroup Global Markets	$175,895
Deutsche Bank	580,915
Total	$756,810
At June 30, 2024, the Fund received cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
Barclays Bank	$280,000
Goldman Sachs International	120,000
Total	$400,000
LVIP BlackRock Inflation Protected Bond Fund-20

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2024, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$122,770	$(93,383)	$29,387
Barclays Bank PLC	341,067	(78,583)	262,484
BNP Paribas SA	3,248,711	(7,112)	3,241,599
Citigroup Global Markets	207,017	(386,186)	(179,169)
Commonwealth Bank of Australia	52,933	(20,181)	32,752
Deutsche Bank	1,206	(556,666)	(555,460)
Goldman Sachs International	281,725	(120,348)	161,377
Hong Kong Shanghai Bank	2,026,060	(251,479)	1,774,581
JPMorgan Chase Bank	101,443	(114,398)	(12,955)
Royal Bank of Canada	18,745	—	18,745
Royal Bank of Scotland	—	(23,341)	(23,341)
Standard Chartered Bank	24,432	(24,094)	338
Toronto Dominion Bank	1,138	(1,149)	(11)
UBS AG	6,057	(15,092)	(9,035)
Total	$6,433,304	$(1,692,012)	$4,741,292

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$29,387	$—	$—	$—	$—	$29,387
Barclays Bank PLC	262,484	—	(262,484)	—	—	—
BNP Paribas SA	3,241,599	—	—	—	—	3,241,599
Citigroup Global Markets	(179,169)	—	—	175,895	—	(3,274)
Commonwealth Bank of Australia	32,752	—	—	—	—	32,752
Deutsche Bank	(555,460)	—	—	555,460	—	—
Goldman Sachs International	161,377	—	(120,000)	—	—	41,377
Hong Kong Shanghai Bank	1,774,581	—	—	—	—	1,774,581
JPMorgan Chase Bank	(12,955)	—	—	—	—	(12,955)
Royal Bank of Canada	18,745	—	—	—	—	18,745
Royal Bank of Scotland	(23,341)	—	—	—	—	(23,341)
Standard Chartered Bank	338	—	—	—	—	338
Toronto Dominion Bank	(11)	—	—	—	—	(11)
UBS AG	(9,035)	—	—	—	—	(9,035)
Total	$4,741,292	$—	$(382,484)	$731,355	$—	$5,090,163

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
LVIP BlackRock Inflation Protected Bond Fund-21

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Reverse repurchase agreements
Reverse repurchase transactions are entered into by the Fund under Master Reverse Repurchase Agreements (each, an “MRRA”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRRA with collateral  held and/or posted to the counterparty  and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRRA counterparty’s  bankruptcy or insolvency. Pursuant to the terms of the MRRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRRA counterparty,  the Fund is considered  unsecured creditors with respect to excess collateral and, as such, the return of excess collateral may be delayed. As of June 30, 2024, the following table is a summary of the Fund’s reverse repurchase agreements by counterparty which are subject to offset under an MRRA:
Counterparty	Reverse Repurchase Agreement	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Hong Kong Shanghai Bank	$(32,641,412)	$32,641,412	$—	$—
Nomura	(12,158,700)	12,158,700	—	—
BNP Paribas SA	(13,391,469)	13,391,469	—	—
Total	$(58,191,581)	$58,191,581	$—	$—

[1] Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations, which may include synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation indexed bonds, have economic characteristics similar to inflation-indexed bonds.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal
LVIP BlackRock Inflation Protected Bond Fund-22

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Inflation Protected Bond Fund-23

LVIP BlackRock Real Estate Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP BlackRock Real Estate Fund

LVIP BlackRock Real Estate Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.69%
Australia–4.42%
Goodman Group	139,307	$3,229,376
Lendlease Corp. Ltd.	304,282	1,098,157
National Storage REIT	2,350,620	3,606,626
†NEXTDC Ltd.	164,727	1,937,349
Region RE Ltd.	1,523,474	2,134,249
		12,005,757
Belgium–0.84%
VGP NV	20,400	2,272,128
		2,272,128
Canada–1.16%
Choice Properties Real Estate Investment Trust	334,895	3,143,198
		3,143,198
France–1.26%
†Unibail-Rodamco-Westfield	43,603	3,433,138
		3,433,138
Germany–2.12%
Vonovia SE	202,109	5,746,714
		5,746,714
Hong Kong–6.15%
CK Asset Holdings Ltd.	939,000	3,517,169
Link REIT	1,630,560	6,337,198
Sun Hung Kai Properties Ltd.	487,000	4,212,657
Wharf Real Estate Investment Co. Ltd.	995,046	2,637,639
		16,704,663
Japan–8.84%
Daiwa House REIT Investment Corp.	1,219	1,862,329
Invincible Investment Corp.	2,982	1,208,443
Japan Airport Terminal Co. Ltd.	38,700	1,319,827
Japan Hotel REIT Investment Corp.	6,733	3,251,626
Katitas Co. Ltd.	148,800	1,612,023
KDX Realty Investment Corp.	2,238	2,176,935
Mitsubishi Estate Co. Ltd.	437,200	6,847,809
Mitsui Fudosan Logistics Park, Inc.	981	2,643,194
Oriental Land Co. Ltd.	24,100	671,367
Orix JREIT, Inc.	2,012	1,990,866
Sumitomo Realty & Development Co. Ltd.	15,000	440,145
		24,024,564
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Mexico–0.08%
Corp. Inmobiliaria Vesta SAB de CV ADR	7,273	$218,117
		218,117
Singapore–0.83%
CapitaLand Investment Ltd.	1,145,100	2,246,288
		2,246,288
Spain–2.11%
†Cellnex Telecom SA	97,055	3,156,691
Merlin Properties Socimi SA	232,357	2,587,966
		5,744,657
Sweden–1.74%
†Castellum AB	205,595	2,510,048
Sagax AB Class B	86,645	2,217,013
		4,727,061
Switzerland–0.97%
Swiss Prime Site AG	27,798	2,636,084
		2,636,084
United Kingdom–3.71%
Big Yellow Group PLC	116,620	1,730,702
Tritax Big Box REIT PLC	2,347,913	4,603,361
UNITE Group PLC	332,506	3,749,260
		10,083,323
United States–64.46%
Agree Realty Corp.	118,758	7,355,871
Alexandria Real Estate Equities, Inc.	9,583	1,120,923
AvalonBay Communities, Inc.	52,538	10,869,587
Boston Properties, Inc.	48,336	2,975,564
CareTrust REIT, Inc.	104,202	2,615,470
Cousins Properties, Inc.	88,978	2,059,841
CubeSmart	83,693	3,780,413
Digital Realty Trust, Inc.	33,086	5,030,726
EastGroup Properties, Inc.	15,092	2,567,149
EPR Properties	106,103	4,454,204
Equinix, Inc.	22,024	16,663,358
Essential Properties Realty Trust, Inc.	153,091	4,242,152
Extra Space Storage, Inc.	61,453	9,550,411
Federal Realty Investment Trust	43,090	4,350,797
Healthpeak Properties, Inc.	210,828	4,132,229
Host Hotels & Resorts, Inc.	44,041	791,857
Invitation Homes, Inc.	161,734	5,804,633
Mid-America Apartment Communities, Inc.	61,023	8,702,490
LVIP BlackRock Real Estate Fund-1

LVIP BlackRock Real Estate Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Omega Healthcare Investors, Inc.	81,817	$2,802,232
Prologis, Inc.	122,683	13,778,528
Regency Centers Corp.	107,806	6,705,533
Rexford Industrial Realty, Inc.	106,114	4,731,623
Ryman Hospitality Properties, Inc.	47,260	4,719,384
SBA Communications Corp.	13,540	2,657,902
Simon Property Group, Inc.	34,384	5,219,491
SITE Centers Corp.	218,284	3,165,118
SL Green Realty Corp.	41,241	2,335,890
STAG Industrial, Inc.	123,359	4,448,326
Sun Communities, Inc.	50,304	6,053,583
Ventas, Inc.	25,964	1,330,915
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
VICI Properties, Inc.	247,418	$7,086,052
Welltower, Inc.	124,726	13,002,685
		175,104,937
Total Common Stock (Cost $227,301,016)		268,090,629

MONEY MARKET FUND–1.29%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.25%)	3,504,001	3,504,001
Total Money Market Fund (Cost $3,504,001)		3,504,001

TOTAL INVESTMENTS–99.98% (Cost $230,805,017)	271,594,630
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	41,392
NET ASSETS APPLICABLE TO 37,588,300 SHARES OUTSTANDING–100.00%	$271,636,022
NET ASSET VALUE PER SHARE–LVIP BLACKROCK REAL ESTATE FUND STANDARD CLASS ($194,785,493 / 26,827,932 Shares)	$7.261
NET ASSET VALUE PER SHARE–LVIP BLACKROCK REAL ESTATE FUND SERVICE CLASS ($76,850,529 / 10,760,368 Shares)	$7.142
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$287,835,390
Distributable earnings/(accumulated loss)	(16,199,368)
TOTAL NET ASSETS	$271,636,022

ΔSecurities have been classified by country of origin.
†Non-income producing.

★Includes $10,000 cash collateral held at broker for certain open bilateral derivatives, $1,396,061 payable for securities purchased, $334,677 payable for fund shares redeemed, $58,470 other accrued expenses payable, $179,591 due to manager and affiliates, $16,579 payable for audit fee and $36,131 payable for fund accounting fee as of June 30, 2024.

The following foreign currency exchange contracts were outstanding at June 30, 2024:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	GBP	71,000	USD	(88,845)	7/12/24	$912	$—
BCLY	GBP	69,000	USD	(88,283)	7/12/24	—	(1,054)
BCLY	HKD	2,176,000	USD	(278,695)	7/12/24	63	—
BCLY	HKD	13,978,000	USD	(1,793,653)	7/12/24	—	(2,995)
BCLY	JPY	(498,392,000)	USD	3,240,809	7/12/24	137,339	—
BCLY	SEK	6,601,000	USD	(615,601)	7/12/24	7,561	—
BCLY	SGD	(1,800,000)	USD	1,338,879	7/12/24	10,668	—
BOA	CHF	(4,000)	USD	4,398	7/12/24	—	(61)
LVIP BlackRock Real Estate Fund-2

LVIP BlackRock Real Estate Fund
Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	EUR	(2,310,000)	USD	2,513,955	7/12/24	$38,654	$—
BOA	EUR	375,000	USD	(408,176)	7/12/24	—	(6,341)
BOA	HKD	(106,497,000)	USD	13,628,793	7/12/24	—	(14,053)
BOA	JPY	42,190,000	USD	(265,171)	7/12/24	—	(2,455)
CITI	GBP	37,000	USD	(47,079)	7/12/24	—	(304)
CITI	HKD	(316,000)	USD	40,505	7/12/24	24	—
CITI	HKD	18,760,000	USD	(2,407,262)	7/12/24	—	(4,003)
CITI	JPY	(30,373,000)	USD	195,122	7/12/24	5,990	—
DB	AUD	(2,188,000)	USD	1,438,690	7/12/24	—	(21,390)
DB	CAD	(169,000)	USD	122,956	7/12/24	—	(612)
DB	EUR	(3,173,000)	USD	3,411,994	7/12/24	11,936	—
DB	EUR	(330,000)	USD	352,167	7/12/24	—	(1,448)
DB	GBP	(2,000)	USD	2,497	7/12/24	—	(31)
DB	ILS	3,293,000	USD	(881,606)	7/12/24	—	(9,388)
DB	JPY	686,458,743	USD	(4,539,619)	7/12/24	—	(265,064)
DB	JPY	(146,840,000)	USD	933,941	7/12/24	19,573	—
DB	SEK	6,645,000	USD	(623,701)	7/12/24	3,614	—
HSBC	AUD	13,065,000	USD	(8,541,849)	7/12/24	176,586	—
HSBC	AUD	(1,350,000)	USD	892,502	7/12/24	—	(8,369)
HSBC	CAD	(685,000)	USD	501,146	7/12/24	291	—
HSBC	CAD	314,000	USD	(231,093)	7/12/24	—	(1,505)
HSBC	CAD	(335,000)	USD	243,636	7/12/24	—	(1,307)
HSBC	CAD	18,000	USD	(13,130)	7/12/24	32	—
HSBC	GBP	(30,000)	USD	37,477	7/12/24	—	(449)
HSBC	GBP	(893,000)	USD	1,130,865	7/12/24	1,942	—
HSBC	GBP	35,000	USD	(44,505)	7/12/24	—	(258)
HSBC	HKD	(1,140,000)	USD	145,863	7/12/24	—	(177)
HSBC	HKD	8,074,000	USD	(1,034,472)	7/12/24	—	(148)
HSBC	HKD	(8,522,000)	USD	1,091,794	7/12/24	79	—
HSBC	JPY	(66,131,000)	USD	429,033	7/12/24	17,237	—
HSBC	JPY	51,102,000	USD	(329,130)	7/12/24	—	(10,920)
HSBC	NOK	1,729,000	USD	(159,515)	7/12/24	2,473	—
HSBC	SEK	727,000	USD	(68,058)	7/12/24	573	—
HSBC	SGD	25,000	USD	(18,598)	7/12/24	—	(151)
JPMC	AUD	(683,000)	USD	443,987	7/12/24	—	(11,787)
JPMC	AUD	(2,762,000)	USD	1,847,019	7/12/24	3,903	—
JPMC	CAD	18,000	USD	(13,081)	7/12/24	80	—
JPMC	EUR	68,000	USD	(74,096)	7/12/24	—	(1,230)
JPMC	GBP	51,000	USD	(65,014)	7/12/24	—	(540)
JPMC	JPY	373,239,000	USD	(2,431,578)	7/12/24	—	(107,432)
JPMC	JPY	(38,535,000)	USD	247,143	7/12/24	7,187	—
JPMC	NZD	1,641,000	USD	(981,555)	7/12/24	17,978	—
JPMC	SEK	(206,000)	USD	19,188	7/12/24	—	(259)
JPMC	SGD	(180,000)	USD	133,512	7/12/24	691	—
SCB	CAD	(853,000)	USD	627,136	7/12/24	3,445	—
SCB	CAD	19,000	USD	(13,951)	7/12/24	—	(59)
SCB	CHF	(365,000)	USD	406,502	7/12/24	—	(348)
SCB	EUR	(281,000)	USD	300,191	7/12/24	—	(917)
SCB	GBP	925,000	USD	(1,159,938)	7/12/24	9,439	—
SCB	JPY	69,843,000	USD	(462,081)	7/12/24	—	(27,172)
SCB	JPY	(143,245,000)	USD	918,464	7/12/24	26,482	—
SSB	AUD	(948,000)	USD	617,518	7/12/24	—	(15,093)
SSB	AUD	1,331,000	USD	(888,966)	7/12/24	—	(774)
SSB	EUR	(110,000)	USD	118,030	7/12/24	159	—
SSB	GBP	8,000	USD	(10,193)	7/12/24	—	(79)
SSB	HKD	(12,122,000)	USD	1,554,543	7/12/24	1,648	—
SSB	JPY	75,931,000	USD	(477,224)	7/12/24	—	(4,403)
SSB	JPY	(118,046,000)	USD	743,938	7/12/24	8,870	—
SSB	SEK	(5,689,000)	USD	533,061	7/12/24	—	(4,004)
SSB	SGD	9,579,000	USD	(7,102,769)	7/12/24	—	(34,477)
UBS	CAD	5,417,000	USD	(3,958,004)	7/12/24	2,767	—
LVIP BlackRock Real Estate Fund-3

LVIP BlackRock Real Estate Fund
Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
UBS	CHF	811,000	USD	(900,070)	7/12/24	$3,917	$—
UBS	EUR	3,192,000	USD	(3,467,393)	7/12/24	—	(46,976)
UBS	GBP	(4,000)	USD	5,040	7/12/24	—	(17)
UBS	GBP	987,000	USD	(1,250,575)	7/12/24	—	(2,819)
UBS	HKD	(1,520,000)	USD	194,795	7/12/24	74	—
UBS	HKD	338,000	USD	(43,299)	7/12/24	1	—
UBS	JPY	(108,339,000)	USD	701,223	7/12/24	26,600	—
UBS	JPY	3,378,000	USD	(21,674)	7/12/24	—	(639)
UBS	KRW	346,424,000	USD	(257,077)	7/15/24	—	(5,873)
UBS	NZD	(332,000)	USD	204,643	7/12/24	2,422	—
Total Foreign Currency Exchange Contracts						$551,210	$(617,381)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
BCLY–Barclays Bank
BOA–Bank of America
CAD–Canadian Dollar
CHF–Swiss Franc
CITI–Citigroup Global Markets
DB–Deutsche Bank
EUR–Euro
GBP–British Pound Sterling
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
ILS–Israeli Shekel
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
NOK–Norwegian Krone
NZD–New Zealand Dollar
REIT–Real Estate Investment Trust
SCB–Standard Chartered Bank
SEK–Swedish Krona
SGD–Singapore Dollar
SSB–State Street Bank
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Real Estate Fund-4

LVIP BlackRock Real Estate Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$6,047,460
Interest	72,328
Foreign taxes withheld	(165,064)
5,954,724
EXPENSES:
Management fees	1,052,796
Distribution fees-Service Class	97,193
Custodian fees	58,842
Accounting and administration expenses	50,721
Shareholder servicing fees	42,740
Professional fees	24,128
Reports and statements to shareholders	5,952
Trustees’ fees and expenses	5,042
Pricing fees	4,159
Consulting fees	1,219
Other	23,069
1,365,861
Less:
Management fees waived	(27,170)
Total operating expenses	1,338,691
NET INVESTMENT INCOME	4,616,033
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	4,552,736
Foreign currencies	5,819
Foreign currency exchange contracts	(199,179)
Swap contracts	(10,866)
Net realized gain	4,348,510
Net change in unrealized appreciation (depreciation) of:
Investments	(18,678,171)
Foreign currencies	(9,830)
Foreign currency exchange contracts	(904,322)
Swap contracts	18,244
Net change in unrealized appreciation (depreciation)	(19,574,079)
NET REALIZED AND UNREALIZED LOSS	(15,225,569)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,609,536)
See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Real Estate Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,616,033	$8,058,454
Net realized gain (loss)	4,348,510	(19,660,918)
Net change in unrealized appreciation (depreciation)	(19,574,079)	49,995,469
Net increase (decrease) in net assets resulting from operations	(10,609,536)	38,393,005
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(6,523,195)
Service Class	—	(2,133,445)
	—	(8,656,640)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	13,060,952	33,450,919
Service Class	5,138,497	9,090,206
Reinvestment of dividends and distributions:
Standard Class	—	6,523,195
Service Class	—	2,133,445
	18,199,449	51,197,765
Cost of shares redeemed:
Standard Class	(49,065,529)	(75,013,526)
Service Class	(8,711,327)	(16,884,524)
	(57,776,856)	(91,898,050)
Decrease in net assets derived from capital share transactions	(39,577,407)	(40,700,285)
NET DECREASE IN NET ASSETS	(50,186,943)	(10,963,920)
NET ASSETS:
Beginning of period	321,822,965	332,786,885
End of period	$271,636,022	$321,822,965
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Real Estate Fund-5

LVIP BlackRock Real Estate Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Real Estate Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19[2]
Net asset value, beginning of period	$7.511	$6.835	$10.027	$8.712	$9.769	$8.456
Income (loss) from investment operations:
Net investment income[3]	0.115	0.176	0.185	0.246	0.176	0.212
Net realized and unrealized gain (loss)	(0.365)	0.710	(3.052)	2.146	(0.458)	1.871
Total from investment operations	(0.250)	0.886	(2.867)	2.392	(0.282)	2.083
Less dividends and distributions from:
Net investment income	—	(0.210)	(0.099)	(0.687)	(0.464)	(0.355)
Net realized gain	—	—	(0.200)	(0.390)	(0.311)	(0.415)
Return of capital	—	—	(0.026)	—	—	—
Total dividends and distributions	—	(0.210)	(0.325)	(1.077)	(0.775)	(0.770)
Net asset value, end of period	$7.261	$7.511	$6.835	$10.027	$8.712	$9.769
Total return[4]	(3.33% )	13.06%	(28.64% )	28.02%	(2.21% )	24.92%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$194,785	$238,518	$251,437	$372,538	$332,627	$426,116
Ratio of expenses to average net assets	0.84%	0.82%	0.81%	0.79%	0.81%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.86%	0.84%	0.83%	0.81%	0.83%	0.77%
Ratio of net investment income to average net assets	3.20%	2.53%	2.27%	2.47%	2.09%	2.21%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.18%	2.51%	2.25%	2.45%	2.07%	2.20%
Portfolio turnover	26%	69%	79%	77%	120%	155%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective Feburary 11, 2019, BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio, replacing CBRE Clarion Securities LLC.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Real Estate Fund-6

LVIP BlackRock Real Estate Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Real Estate Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19[2]
Net asset value, beginning of period	$7.398	$6.735	$9.885	$8.602	$9.658	$8.367
Income (loss) from investment operations:
Net investment income[3]	0.104	0.156	0.162	0.218	0.153	0.191
Net realized and unrealized gain (loss)	(0.360)	0.699	(3.007)	2.117	(0.454)	1.844
Total from investment operations	(0.256)	0.855	(2.845)	2.335	(0.301)	2.035
Less dividends and distributions from:
Net investment income	—	(0.192)	(0.079)	(0.662)	(0.444)	(0.329)
Net realized gain	—	—	(0.200)	(0.390)	(0.311)	(0.415)
Return of capital	—	—	(0.026)	—	—	—
Total dividends and distributions	—	(0.192)	(0.305)	(1.052)	(0.755)	(0.744)
Net asset value, end of period	$7.142	$7.398	$6.735	$9.885	$8.602	$9.658
Total return[4]	(3.46% )	12.79%	(28.82% )	27.69%	(2.45% )	24.60%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$76,851	$83,305	$81,350	$115,839	$101,452	$107,442
Ratio of expenses to average net assets	1.09%	1.07%	1.06%	1.04%	1.06%	1.01%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.11%	1.09%	1.08%	1.06%	1.08%	1.02%
Ratio of net investment income to average net assets	2.95%	2.28%	2.02%	2.22%	1.84%	1.96%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.93%	2.26%	2.00%	2.20%	1.82%	1.95%
Portfolio turnover	26%	69%	79%	77%	120%	155%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective Feburary 11, 2019, BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio, replacing CBRE Clarion Securities LLC.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Real Estate Fund-7

LVIP BlackRock Real Estate Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Real Estate Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek total return through a combination of current income and long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in
LVIP BlackRock Real Estate Fund-8

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2024, the value and cost of foreign currency held by the LVIP BlackRock Real Estate Fund is $66,276 and $66,196 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2024.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.73% of the first $250 million of the Fund’s average daily net assets; and 0.63% of the Fund’s average daily net assets in excess of $250 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.02% of the first $250 million of the Fund’s average daily net assets; 0.01% of the next $500 million; and 0.00% of the Fund’s average daily net assets in excess of $750 million.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LFI, not the Fund, pays  a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$12,897
Legal	1,962
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP BlackRock Real Estate Fund-9

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,262 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$156,343
Distribution fees payable to LFD	15,820
Printing and mailing fees payable to Lincoln Life	978
Shareholder servicing fees payable to Lincoln Life	6,450
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$75,158,685
Sales	110,177,666
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$230,805,017
Aggregate unrealized appreciation of investments and derivatives	$51,910,307
Aggregate unrealized depreciation of investments and derivatives	(11,186,865)
Net unrealized appreciation of investments and derivatives	$40,723,442
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange
LVIP BlackRock Real Estate Fund-10

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$12,005,757	$—	$—	$12,005,757
Belgium	2,272,128	—	—	2,272,128
Canada	3,143,198	—	—	3,143,198
France	3,433,138	—	—	3,433,138
Germany	5,746,714	—	—	5,746,714
Hong Kong	16,704,663	—	—	16,704,663
Japan	24,024,564	—	—	24,024,564
Mexico	218,117	—	—	218,117
Singapore	2,246,288	—	—	2,246,288
Spain	5,744,657	—	—	5,744,657
Sweden	4,727,061	—	—	4,727,061
Switzerland	2,636,084	—	—	2,636,084
United Kingdom	10,083,323	—	—	10,083,323
United States	175,104,937	—	—	175,104,937
Money Market Fund	3,504,001	—	—	3,504,001
Total Investments	$271,594,630	$—	$—	$271,594,630
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$551,210	$—	$551,210
Liabilities:
Foreign Currency Exchange Contracts	$—	$(617,381)	$—	$(617,381)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	1,805,890	4,831,540
Service Class	723,849	1,330,081
Shares reinvested:
Standard Class	—	897,276
Service Class	—	297,925
	2,529,739	7,356,822
Shares redeemed:
Standard Class	(6,733,245)	(10,761,399)
Service Class	(1,224,572)	(2,446,024)
	(7,957,817)	(13,207,423)
Net decrease	(5,428,078)	(5,850,601)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the
LVIP BlackRock Real Estate Fund-11

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 5. Line of Credit (continued)
respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2024, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Contracts for Difference — The Fund may enter into CFDs. CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded over-the-counter. CFDs are not registered with the U.S. Securities and Exchange Commission or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.
CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Periodic payments made or received are recorded as realized gains or losses.   During the year ended June 30, 2024, the Fund had open CFD contracts with a notional of $10,607 for 3 days.
During the six months ended June 30, 2024, the Fund used contracts for difference to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
LVIP BlackRock Real Estate Fund-12

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$551,210	Receivables and other assets net of liabilities	$(617,381)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(199,179)	$(904,322)
Swap contracts (Equity contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(10,866)	18,244
Total		$(210,045)	$(886,078)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$38,268,302	$30,428,640
At June 30, 2024, the Fund posted cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
UBS AG	$10,000
Total	$10,000
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
LVIP BlackRock Real Estate Fund-13

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
At June 30, 2024, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$38,654	$(22,910)	$15,744
Barclays Bank PLC	156,543	(4,049)	152,494
Citigroup Global Markets	6,014	(4,307)	1,707
Deutsche Bank	35,123	(297,933)	(262,810)
Hong Kong Shanghai Bank	199,213	(23,284)	175,929
JPMorgan Chase Bank	29,839	(121,248)	(91,409)
Standard Chartered Bank	39,366	(28,496)	10,870
State Street Bank & Trust Company	10,677	(58,830)	(48,153)
UBS AG	35,781	(56,324)	(20,543)
Total	$551,210	$(617,381)	$(66,171)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$15,744	$—	$—	$—	$—	$15,744
Barclays Bank PLC	152,494	—	—	—	—	152,494
Citigroup Global Markets	1,707	—	—	—	—	1,707
Deutsche Bank	(262,810)	—	—	—	—	(262,810)
Hong Kong Shanghai Bank	175,929	—	—	—	—	175,929
JPMorgan Chase Bank	(91,409)	—	—	—	—	(91,409)
Standard Chartered Bank	10,870	—	—	—	—	10,870
State Street Bank & Trust Company	(48,153)	—	—	—	—	(48,153)
UBS AG	(20,543)	—	—	—	10,000	(10,543)
Total	$(66,171)	$—	$—	$—	$10,000	$(56,171)

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
LVIP BlackRock Real Estate Fund-14

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Real Estate Fund-15

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.87%
Equity Funds–67.91%
iShares Core S&P 500 ETF	314,759	$172,245,568
iShares Core S&P Mid-Cap ETF	709,637	41,527,957
iShares Edge MSCI Min Vol USA ETF	1,750,399	146,963,500
iShares Russell 2000 ETF	260,016	52,754,646
		413,491,671
Fixed Income Funds–28.79%
iShares Broad USD Investment Grade Corporate Bond ETF	585,502	29,398,056
iShares Core U.S. Aggregate Bond ETF	896,834	87,055,676
iShares Core U.S. Treasury Bond ETF	1,303,756	29,425,772
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares MBS ETF	320,253	$29,402,428
		175,281,932
Money Market Fund–3.17%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	19,318,522	19,318,522
		19,318,522
Total Investment Companies (Cost $426,520,317)		608,092,125

TOTAL INVESTMENTS–99.87% (Cost $426,520,317)	608,092,125
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	770,004
NET ASSETS APPLICABLE TO 45,543,936 SHARES OUTSTANDING–100.00%	$608,862,129
NET ASSET VALUE PER SHARE–LVIP BLACKROCK U.S. GROWTH ETF ALLOCATION MANAGED RISK FUND STANDARD CLASS ($26,435,118 / 1,970,389 Shares)	$13.416
NET ASSET VALUE PER SHARE–LVIP BLACKROCK U.S. GROWTH ETF ALLOCATION MANAGED RISK FUND SERVICE CLASS ($582,427,011 / 43,573,547 Shares)	$13.367
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$521,983,762
Distributable earnings/(accumulated loss)	86,878,367
TOTAL NET ASSETS	$608,862,129

★Includes $937,001 cash collateral held at broker for futures contracts, $4,748,721 payable for securities purchased, $252,395 payable for fund shares redeemed, $11,692 other accrued expenses payable, $304,811 due to manager and affiliates, $49,480 variation margin due to broker on futures contracts, $13,762 payable for audit fee and $22,392 payable for fund accounting fee as of June 30, 2024.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-1

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
25	E-mini Russell 2000 Index	$2,581,250	$2,537,256	9/20/24	$43,994	$—
49	E-mini S&P 500 Index	13,527,675	13,483,292	9/20/24	44,383	—
13	E-mini S&P MidCap 400 Index	3,845,530	3,808,535	9/20/24	36,995	—
Total Futures Contracts					$125,372	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-2

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$5,930,389
EXPENSES:
Distribution fees-Service Class	1,010,695
Management fees	753,085
Shareholder servicing fees	87,358
Accounting and administration expenses	52,426
Professional fees	23,124
Trustees’ fees and expenses	9,642
Reports and statements to shareholders	5,557
Custodian fees	2,296
Consulting fees	2,189
Pricing fees	130
Other	8,850
1,955,352
Less:
Management fees waived	(15,062)
Total operating expenses	1,940,290
NET INVESTMENT INCOME	3,990,099
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	14,334,783
Futures contracts	2,282,458
Net realized gain	16,617,241
Net change in unrealized appreciation (depreciation) of:
Investments	19,199,540
Futures contracts	(697,913)
Net change in unrealized appreciation (depreciation)	18,501,627
NET REALIZED AND UNREALIZED GAIN	35,118,868
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,108,967
See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,990,099	$9,262,778
Net realized gain	16,617,241	1,337,795
Net change in unrealized appreciation (depreciation)	18,501,627	55,258,079
Net increase in net assets resulting from operations	39,108,967	65,858,652
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(432,766)
Service Class	—	(8,890,903)
	—	(9,323,669)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,087,573	3,099,243
Service Class	10,475,374	24,863,109
Reinvestment of dividends and distributions:
Standard Class	—	432,766
Service Class	—	8,890,903
	12,562,947	37,286,021
Cost of shares redeemed:
Standard Class	(660,481)	(2,892,104)
Service Class	(45,779,525)	(58,891,412)
	(46,440,006)	(61,783,516)
Decrease in net assets derived from capital share transactions	(33,877,059)	(24,497,495)
NET INCREASE IN NET ASSETS	5,231,908	32,037,488
NET ASSETS:
Beginning of period	603,630,221	571,592,733
End of period	$608,862,129	$603,630,221
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-3

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$12.557	$11.387	$14.317	$13.260	$13.008	$11.225
Income (loss) from investment operations:
Net investment income[2]	0.107	0.229	0.179	0.144	0.196	0.240
Net realized and unrealized gain (loss)	0.752	1.179	(2.546)	1.773	0.237	1.874
Total from investment operations	0.859	1.408	(2.367)	1.917	0.433	2.114
Less dividends and distributions from:
Net investment income	—	(0.238)	(0.175)	(0.176)	(0.181)	(0.207)
Net realized gain	—	—	(0.388)	(0.684)	—	(0.124)
Total dividends and distributions	—	(0.238)	(0.563)	(0.860)	(0.181)	(0.331)
Net asset value, end of period	$13.416	$12.557	$11.387	$14.317	$13.260	$13.008
Total return[3]	6.84%	12.35%	(16.51% )	14.66%	3.34%	18.90%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26,435	$23,354	$20,600	$22,196	$16,664	$11,864
Ratio of expenses to average net assets[4]	0.31%	0.31%	0.31%	0.30%	0.31%	0.32%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.32%	0.32%	0.32%	0.31%	0.31%	0.32%
Ratio of net investment income to average net assets	1.66% [5]	1.94%	1.44%	1.03%	1.55%	1.94%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.65% [5]	1.93%	1.43%	1.02%	1.55%	1.94%
Portfolio turnover	3%	5%	7%	6%	20%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-4

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$12.532	$11.367	$14.291	$13.241	$12.993	$11.221
Income (loss) from investment operations:
Net investment income[2]	0.084	0.187	0.135	0.094	0.151	0.196
Net realized and unrealized gain (loss)	0.751	1.173	(2.539)	1.768	0.235	1.872
Total from investment operations	0.835	1.360	(2.404)	1.862	0.386	2.068
Less dividends and distributions from:
Net investment income	—	(0.195)	(0.132)	(0.128)	(0.138)	(0.172)
Net realized gain	—	—	(0.388)	(0.684)	—	(0.124)
Total dividends and distributions	—	(0.195)	(0.520)	(0.812)	(0.138)	(0.296)
Net asset value, end of period	$13.367	$12.532	$11.367	$14.291	$13.241	$12.993
Total return[3]	6.66%	11.96%	(16.81% )	14.26%	2.98%	18.48%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$582,427	$580,276	$550,993	$687,727	$631,897	$544,415
Ratio of expenses to average net assets[4]	0.66%	0.66%	0.66%	0.65%	0.66%	0.67%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.67%	0.67%	0.67%	0.66%	0.66%	0.67%
Ratio of net investment income to average net assets	1.31% [5]	1.59%	1.09%	0.68%	1.20%	1.59%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.30% [5]	1.58%	1.08%	0.67%	1.20%	1.59%
Portfolio turnover	3%	5%	7%	6%	20%	3%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-5

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-6

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
Milliman Financial Risk Management LLC (“Milliman”) is responsible for managing the Fund’s managed risk strategy. For these services, LFI, not the Fund, pays Milliman a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$25,625
Legal	3,899
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,690 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$122,503
Distribution fees payable to LFD	167,458
Printing and mailing fees payable to Lincoln Life	350
Shareholder servicing fees payable to Lincoln Life	14,500
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$16,580,584
Sales	46,554,120
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-7

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives were as follows:
Cost of investments and derivatives	$426,520,317
Aggregate unrealized appreciation of investments and derivatives	$200,106,012
Aggregate unrealized depreciation of investments and derivatives	(18,408,832)
Net unrealized appreciation of investments and derivatives	$181,697,180
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$608,092,125	$—	$—	$608,092,125
Derivatives:
Assets:
Futures Contracts	$125,372	$—	$—	$125,372
There were no Level 3 investments at the beginning or end of the period.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-8

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	161,257	261,900
Service Class	809,686	2,110,283
Shares reinvested:
Standard Class	—	34,350
Service Class	—	707,141
	970,943	3,113,674
Shares redeemed:
Standard Class	(50,729)	(245,417)
Service Class	(3,539,114)	(4,986,252)
	(3,589,843)	(5,231,669)
Net decrease	(2,618,900)	(2,117,995)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$125,372	Receivables and other assets net of liabilities	$—
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-9

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$2,282,458	$(697,913)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$19,673,861	$—
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-10

LVIP Blended Large Cap Growth Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Blended Large Cap Growth Managed Volatility Fund

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–94.35%
Aerospace & Defense–0.03%
HEICO Corp.	2,303	$514,974
		514,974
Air Freight & Logistics–0.33%
United Parcel Service, Inc. Class B	43,179	5,909,046
		5,909,046
Automobile Components–0.13%
Lear Corp.	20,298	2,318,235
		2,318,235
Automobiles–1.13%
Ferrari NV	14,596	5,960,569
†Tesla, Inc.	72,841	14,413,777
		20,374,346
Beverages–1.39%
†Celsius Holdings, Inc.	72,562	4,142,564
†Monster Beverage Corp.	416,788	20,818,561
		24,961,125
Biotechnology–2.82%
†Alnylam Pharmaceuticals, Inc.	3,466	842,238
†Genmab AS ADR	134,967	3,391,721
†Natera, Inc.	37,877	4,101,700
†Neurocrine Biosciences, Inc.	49,021	6,748,721
†Vertex Pharmaceuticals, Inc.	71,473	33,500,825
†Viking Therapeutics, Inc.	40,290	2,135,773
		50,720,978
Broadline Retail–6.01%
†Amazon.com, Inc.	558,959	108,018,827
		108,018,827
Building Products–0.20%
†Trex Co., Inc.	48,717	3,610,904
		3,610,904
Capital Markets–0.95%
Ameriprise Financial, Inc.	18,361	7,843,635
CME Group, Inc.	29,921	5,882,469
†Coinbase Global, Inc. Class A	7,374	1,638,724
Morningstar, Inc.	4,544	1,344,342
†Robinhood Markets, Inc. Class A	18,635	423,201
		17,132,371
Chemicals–1.26%
Ecolab, Inc.	34,698	8,258,124
RPM International, Inc.	12,340	1,328,771
Sherwin-Williams Co.	44,020	13,136,889
		22,723,784
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies–1.39%
Cintas Corp.	9,445	$6,613,956
†Copart, Inc.	339,140	18,367,822
		24,981,778
Communications Equipment–1.84%
†Arista Networks, Inc.	62,379	21,862,592
Motorola Solutions, Inc.	29,045	11,212,822
		33,075,414
Construction & Engineering–0.16%
Comfort Systems USA, Inc.	9,245	2,811,589
		2,811,589
Consumer Staples Distribution & Retail–2.87%
Costco Wholesale Corp.	52,018	44,214,780
Target Corp.	49,629	7,347,077
		51,561,857
Diversified Consumer Services–0.25%
H&R Block, Inc.	81,556	4,422,782
		4,422,782
Electrical Equipment–0.25%
AMETEK, Inc.	26,625	4,438,654
		4,438,654
Electronic Equipment, Instruments & Components–0.57%
Amphenol Corp. Class A	57,002	3,840,225
CDW Corp.	5,334	1,193,962
Jabil, Inc.	47,142	5,128,578
		10,162,765
Entertainment–2.23%
†Netflix, Inc.	59,253	39,988,665
		39,988,665
Financial Services–3.00%
Equitable Holdings, Inc.	169,304	6,917,761
†Fiserv, Inc.	50,442	7,517,876
Mastercard, Inc. Class A	6,008	2,650,489
Visa, Inc. Class A	140,052	36,759,449
		53,845,575
Ground Transportation–1.03%
Old Dominion Freight Line, Inc.	44,365	7,834,859
†Uber Technologies, Inc.	62,591	4,549,114
Union Pacific Corp.	27,084	6,128,026
		18,511,999
Health Care Equipment & Supplies–3.02%
†Edwards Lifesciences Corp.	144,940	13,388,108
†IDEXX Laboratories, Inc.	25,459	12,403,625
†Intuitive Surgical, Inc.	53,125	23,632,656
LVIP Blended Large Cap Growth Managed Volatility Fund-1

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Penumbra, Inc.	27,283	$4,910,121
		54,334,510
Health Care Providers & Services–1.15%
Quest Diagnostics, Inc.	11,682	1,599,032
UnitedHealth Group, Inc.	25,671	13,073,213
Universal Health Services, Inc. Class B	32,903	6,084,752
		20,756,997
Health Care Technology–0.59%
†Veeva Systems, Inc. Class A	57,991	10,612,933
		10,612,933
Hotels, Restaurants & Leisure–1.55%
†Chipotle Mexican Grill, Inc.	231,450	14,500,342
†DraftKings, Inc. Class A	136,475	5,209,251
Texas Roadhouse, Inc.	4,329	743,333
Wingstop, Inc.	17,353	7,334,419
		27,787,345
Insurance–0.75%
Allstate Corp.	5,494	877,172
Kinsale Capital Group, Inc.	8,015	3,088,019
Progressive Corp.	45,695	9,491,309
		13,456,500
Interactive Media & Services–11.39%
Alphabet, Inc. Class A	145,519	26,506,286
Alphabet, Inc. Class C	493,042	90,433,764
Meta Platforms, Inc. Class A	172,497	86,976,437
†Pinterest, Inc. Class A	14,206	626,058
		204,542,545
IT Services–0.53%
†Gartner, Inc.	17,195	7,721,587
†Snowflake, Inc. Class A	8,880	1,199,599
†VeriSign, Inc.	3,090	549,402
		9,470,588
Leisure Products–0.04%
Hasbro, Inc.	6,841	400,198
†Mattel, Inc.	21,306	346,436
		746,634
Life Sciences Tools & Services–1.63%
†IQVIA Holdings, Inc.	35,129	7,427,676
†Medpace Holdings, Inc.	17,368	7,153,011
†Mettler-Toledo International, Inc.	3,785	5,289,878
†Waters Corp.	14,887	4,319,016
West Pharmaceutical Services, Inc.	15,220	5,013,316
		29,202,897
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–1.45%
Illinois Tool Works, Inc.	34,695	$8,221,327
Lincoln Electric Holdings, Inc.	26,588	5,015,560
Otis Worldwide Corp.	124,285	11,963,674
Parker-Hannifin Corp.	1,561	789,570
		25,990,131
Media–0.07%
†Trade Desk, Inc. Class A	12,083	1,180,147
		1,180,147
Oil, Gas & Consumable Fuels–0.02%
Antero Midstream Corp.	20,913	308,258
		308,258
Pharmaceuticals–3.89%
Eli Lilly & Co.	44,354	40,157,224
Merck & Co., Inc.	7,895	977,401
Pfizer, Inc.	229,869	6,431,735
Zoetis, Inc.	128,984	22,360,666
		69,927,026
Professional Services–0.51%
Verisk Analytics, Inc.	33,888	9,134,510
		9,134,510
Semiconductors & Semiconductor Equipment–15.65%
ASML Holding NV	8,816	9,016,388
Broadcom, Inc.	19,813	31,810,366
Entegris, Inc.	24,961	3,379,719
KLA Corp.	12,926	10,657,616
Monolithic Power Systems, Inc.	4,161	3,419,011
NVIDIA Corp.	1,382,315	170,771,195
QUALCOMM, Inc.	178,305	35,514,790
Texas Instruments, Inc.	84,861	16,508,010
		281,077,095
Software–15.21%
†Adobe, Inc.	31,767	17,647,839
†Cadence Design Systems, Inc.	24,461	7,527,873
†Crowdstrike Holdings, Inc. Class A	45,121	17,289,916
†Fortinet, Inc.	44,880	2,704,918
†HubSpot, Inc.	5,385	3,176,019
†Manhattan Associates, Inc.	31,765	7,835,790
Microsoft Corp.	427,621	191,125,206
†Nutanix, Inc. Class A	55,268	3,141,986
Oracle Corp.	26,792	3,783,030
†ServiceNow, Inc.	11,174	8,790,250
†Synopsys, Inc.	13,247	7,882,760
†Zscaler, Inc.	11,836	2,274,761
		273,180,348
LVIP Blended Large Cap Growth Managed Volatility Fund-2

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–2.15%
†Burlington Stores, Inc.	12,545	$3,010,800
†Five Below, Inc.	8,650	942,590
Home Depot, Inc.	48,213	16,596,843
Ross Stores, Inc.	52,324	7,603,724
Tractor Supply Co.	38,832	10,484,640
		38,638,597
Technology Hardware, Storage & Peripherals–5.92%
Apple, Inc.	504,935	106,349,410
		106,349,410
Textiles, Apparel & Luxury Goods–0.99%
†Deckers Outdoor Corp.	1,078	1,043,450
†Lululemon Athletica, Inc.	31,673	9,460,725
NIKE, Inc. Class B	43,055	3,245,055
†On Holding AG Class A	103,160	4,002,608
		17,751,838
Total Common Stock (Cost $899,119,131)		1,694,533,977
	Number of Shares	Value (U.S. $)
RIGHTS–0.00%
=†ABIOMED, Inc.	11,753	$11,988
Total Rights (Cost $11,988)		11,988

MONEY MARKET FUND–5.30%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	95,307,375	95,307,375
Total Money Market Fund (Cost $95,307,375)		95,307,375

TOTAL INVESTMENTS–99.65% (Cost $994,438,494)	1,789,853,340
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.35%	6,236,212
NET ASSETS APPLICABLE TO 33,822,650 SHARES OUTSTANDING–100.00%	$1,796,089,552
NET ASSET VALUE PER SHARE–LVIP BLENDED LARGE CAP GROWTH MANAGED VOLATILITY FUND STANDARD CLASS ($312,378,502 / 5,704,352 Shares)	$54.761
NET ASSET VALUE PER SHARE–LVIP BLENDED LARGE CAP GROWTH MANAGED VOLATILITY FUND SERVICE CLASS ($1,483,711,050 / 28,118,298 Shares)	$52.767
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$911,166,100
Distributable earnings/(accumulated loss)	884,923,452
TOTAL NET ASSETS	$1,796,089,552

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $4,202,880 cash collateral held at broker for futures contracts, $71,631,566 payable for securities purchased, $1,368,755 payable for fund shares redeemed, $37,083 other accrued expenses payable, $1,226,542 due to manager and affiliates, $382,663 variation margin due to broker on futures contracts, $15,888 payable for audit fee and $75,379 payable for fund accounting fee as of June 30, 2024.

LVIP Blended Large Cap Growth Managed Volatility Fund-3

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
9	E-mini Russell 2000 Index	$929,250	$937,237	9/20/24	$—	$(7,987)
315	E-mini S&P 500 Index	86,963,625	86,512,375	9/20/24	451,250	—
3	E-mini S&P MidCap 400 Index	887,430	896,197	9/20/24	—	(8,767)
Total Futures Contracts					$451,250	$(16,754)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund-4

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$7,300,358
Foreign taxes withheld	(8,882)
7,291,476
EXPENSES:
Management fees	6,102,805
Distribution fees-Service Class	1,771,323
Shareholder servicing fees	247,680
Accounting and administration expenses	158,989
Professional fees	36,163
Trustees’ fees and expenses	26,319
Reports and statements to shareholders	17,812
Custodian fees	7,893
Consulting fees	2,540
Pricing fees	1,160
Other	27,551
8,400,235
Less:
Management fees waived	(932,479)
Total operating expenses	7,467,756
NET INVESTMENT LOSS	(176,280)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	96,923,355
Futures contracts	13,151,017
Net realized gain	110,074,372
Net change in unrealized appreciation (depreciation) of:
Investments	219,397,907
Futures contracts	(3,408,914)
Net change in unrealized appreciation (depreciation)	215,988,993
NET REALIZED AND UNREALIZED GAIN	326,063,365
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$325,887,085
See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Large Cap Growth Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(176,280)	$3,111,366
Net realized gain	110,074,372	54,687,603
Net change in unrealized appreciation (depreciation)	215,988,993	382,064,062
Net increase in net assets resulting from operations	325,887,085	439,863,031
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(996,201)
Service Class	—	(2,018,674)
	—	(3,014,875)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,505,563	5,858,513
Service Class	25,939,817	65,832,367
Reinvestment of dividends and distributions:
Standard Class	—	996,201
Service Class	—	2,018,674
	29,445,380	74,705,755
Cost of shares redeemed:
Standard Class	(17,970,869)	(27,908,158)
Service Class	(168,197,506)	(227,453,039)
	(186,168,375)	(255,361,197)
Decrease in net assets derived from capital share transactions	(156,722,995)	(180,655,442)
NET INCREASE IN NET ASSETS	169,164,090	256,192,714
NET ASSETS:
Beginning of period	1,626,925,462	1,370,732,748
End of period	$1,796,089,552	$1,626,925,462
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund-5

LVIP Blended Large Cap Growth Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21[2]	12/31/20[3]	12/31/19
Net asset value, beginning of period	$45.257	$33.861	$54.396	$45.414	$37.333	$32.690
Income (loss) from investment operations:
Net investment income (loss)[4]	0.046	0.164	0.065	(0.026)	0.142	0.264
Net realized and unrealized gain (loss)	9.458	11.399	(14.498)	14.057	8.747	6.137
Total from investment operations	9.504	11.563	(14.433)	14.031	8.889	6.401
Less dividends and distributions from:
Net investment income	—	(0.167)	—	—	(0.151)	(0.244)
Net realized gain	—	—	(6.102)	(5.049)	(0.657)	(1.514)
Total dividends and distributions	—	(0.167)	(6.102)	(5.049)	(0.808)	(1.758)
Net asset value, end of period	$54.761	$45.257	$33.861	$54.396	$45.414	$37.333
Total return[5]	21.00%	34.15%	(26.73% )	30.86%	23.82%	19.93%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$312,379	$271,190	$221,031	$328,574	$277,685	$250,538
Ratio of expenses to average net assets	0.67%	0.67%	0.68%	0.68%	0.70%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.78%	0.78%	0.79%	0.78%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets	0.18%	0.42%	0.15%	(0.05% )	0.36%	0.75%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.07%	0.31%	0.04%	(0.15% )	0.27%	0.66%
Portfolio turnover	61%	118%	122%	156%	147%	126%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 1, 2021, AllianceBernstein was added as a sub-adviser to the Fund.
[3]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[4]	The average shares outstanding method has been applied for per share information.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund-6

LVIP Blended Large Cap Growth Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Large Cap Growth Managed Volatility Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21[2]	12/31/20[3]	12/31/19
Net asset value, beginning of period	$43.663	$32.678	$52.909	$44.388	$36.520	$32.024
Income (loss) from investment operations:
Net investment income (loss)[4]	(0.015)	0.063	(0.038)	(0.153)	0.042	0.172
Net realized and unrealized gain (loss)	9.119	10.987	(14.091)	13.723	8.540	6.002
Total from investment operations	9.104	11.050	(14.129)	13.570	8.582	6.174
Less dividends and distributions from:
Net investment income	—	(0.065)	—	—	(0.057)	(0.164)
Net realized gain	—	—	(6.102)	(5.049)	(0.657)	(1.514)
Total dividends and distributions	—	(0.065)	(6.102)	(5.049)	(0.714)	(1.678)
Net asset value, end of period	$52.767	$43.663	$32.678	$52.909	$44.388	$36.520
Total return[5]	20.85%	33.81%	(26.92% )	30.53%	23.51%	19.64%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,483,711	$1,355,735	$1,149,701	$1,519,106	$1,269,461	$980,543
Ratio of expenses to average net assets	0.92%	0.92%	0.93%	0.93%	0.95%	0.95%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.03%	1.03%	1.04%	1.03%	1.04%	1.04%
Ratio of net investment income (loss) to average net assets	(0.07% )	0.17%	(0.10% )	(0.30% )	0.11%	0.50%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.18% )	0.06%	(0.21% )	(0.40% )	0.02%	0.41%
Portfolio turnover	61%	118%	122%	156%	147%	126%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 1, 2021, AllianceBernstein was added as a sub-adviser to the Fund.
[3]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[4]	The average shares outstanding method has been applied for per share information.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund-7

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term growth of capital in a manner consistent with the preservation of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Blended Large Cap Growth Managed Volatility Fund-8

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $1,007 for the six months ended June 30, 2024. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund’s average daily net assets; and 0.70% of the Fund’s average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee. Effective April 5, 2024, the waiver amount is 0.165% on the first $100 million of the Fund’s average daily net assets, 0.115% on the next $400 million, 0.110% on the next $1.5 billion and 0.095% of the Fund’s average daily net assets in over of $2 billion.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   Prior to April 5, 2024, the waiver amount was 0.155% on the first $100 million of the Fund’s average daily net assets; 0.105% on the next $400 million, 0.100% on the next $1.5 billion; and 0.085% on the over of $2 billion of the Fund’s average daily net assets.
AllianceBernstein LP (“AllianceBernstein”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays AllianceBernstein a fee based on AllianceBernstein’s managed portion of the Fund’s average daily net assets.
Goldman Sachs Asset Management, L.P. (“GSAM”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays GSAM a fee based on GSAM’s managed portion of the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$71,645
Legal	10,901
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Blended Large Cap Growth Managed Volatility Fund-9

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $9,537 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$878,298
Distribution fees payable to LFD	302,707
Printing and mailing fees payable to Lincoln Life	3,071
Shareholder servicing fees payable to Lincoln Life	42,466
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2024, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$969,789,958
Sales	1,087,642,154
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$994,438,494
Aggregate unrealized appreciation of investments and derivatives	$808,120,541
Aggregate unrealized depreciation of investments and derivatives	(12,271,199)
Net unrealized appreciation of investments and derivatives	$795,849,342
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP Blended Large Cap Growth Managed Volatility Fund-10

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,694,533,977	$—	$—	$1,694,533,977
Rights	—	—	11,988	11,988
Money Market Fund	95,307,375	—	—	95,307,375
Total Investments	$1,789,841,352	$—	$11,988	$1,789,853,340
Derivatives:

Assets:
Futures Contract	$451,250	$—	$—	$451,250
Liabilities:
Futures Contracts	$(16,754)	$—	$—	$(16,754)
During the six months ended June 30, 2024, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	71,311	143,774
Service Class	541,383	1,728,039
Shares reinvested:
Standard Class	—	21,957
Service Class	—	46,116
	612,694	1,939,886
Shares redeemed:
Standard Class	(359,201)	(701,175)
Service Class	(3,473,238)	(5,906,577)
	(3,832,439)	(6,607,752)
Net decrease	(3,219,745)	(4,667,866)
LVIP Blended Large Cap Growth Managed Volatility Fund-11

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$451,250	Receivables and other assets net of liabilities	$(16,754)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$13,151,017	$(3,408,914)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$91,552,575	$—
LVIP Blended Large Cap Growth Managed Volatility Fund-12

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund-13

LVIP Blended Mid Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Blended Mid Cap Managed Volatility Fund

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–95.78%
Aerospace & Defense–2.97%
†Axon Enterprise, Inc.	10,300	$3,030,672
BWX Technologies, Inc.	5,716	543,020
HEICO Corp.	8,950	2,001,310
Hexcel Corp.	24,942	1,557,628
Howmet Aerospace, Inc.	158,888	12,334,475
†Loar Holdings, Inc.	6,800	363,188
Melrose Industries PLC	98,841	691,445
TransDigm Group, Inc.	2,561	3,271,959
		23,793,697
Banks–0.32%
†NU Holdings Ltd. Class A	196,700	2,535,463
		2,535,463
Beverages–0.69%
Brown-Forman Corp. Class B	21,875	944,781
†Celsius Holdings, Inc.	65,970	3,766,228
Constellation Brands, Inc. Class A	3,200	823,296
		5,534,305
Biotechnology–2.93%
†Alkermes PLC	13,200	318,120
†Alnylam Pharmaceuticals, Inc.	9,800	2,381,400
†Apellis Pharmaceuticals, Inc.	15,121	580,041
†Argenx SE ADR	2,467	1,060,909
†Ascendis Pharma AS ADR	34,542	4,710,838
†BeiGene Ltd. ADR	2,200	313,874
†BioNTech SE ADR	3,500	281,260
†Blueprint Medicines Corp.	3,500	377,230
†Exact Sciences Corp.	9,000	380,250
†Insmed, Inc.	6,700	448,900
†Legend Biotech Corp. ADR	51,671	2,288,509
†Natera, Inc.	56,080	6,072,903
†Neurocrine Biosciences, Inc.	13,327	1,834,728
†Sarepta Therapeutics, Inc.	10,300	1,627,400
†United Therapeutics Corp.	1,200	382,260
†Vaxcyte, Inc.	6,000	453,060
		23,511,682
Broadline Retail–0.47%
†Coupang, Inc.	140,700	2,947,665
†Ollie's Bargain Outlet Holdings, Inc.	8,000	785,360
		3,733,025
Building Products–1.40%
Advanced Drainage Systems, Inc.	7,400	1,186,886
Allegion PLC	4,900	578,935
†AZEK Co., Inc.	109,680	4,620,819
Carrier Global Corp.	8,100	510,948
Fortune Brands Innovations, Inc.	6,978	453,151
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Lennox International, Inc.	700	$374,486
Trane Technologies PLC	7,600	2,499,868
†Trex Co., Inc.	13,700	1,015,444
		11,240,537
Capital Markets–6.09%
Ameriprise Financial, Inc.	8,525	3,641,795
ARES Management Corp. Class A	59,982	7,994,401
Blue Owl Capital, Inc.	60,185	1,068,284
Carlyle Group, Inc.	35,618	1,430,063
Cboe Global Markets, Inc.	2,500	425,150
†Coinbase Global, Inc. Class A	4,350	966,700
FactSet Research Systems, Inc.	11,639	4,751,854
LPL Financial Holdings, Inc.	28,550	7,974,015
MarketAxess Holdings, Inc.	2,535	508,344
Morningstar, Inc.	22,464	6,645,974
MSCI, Inc.	19,149	9,225,031
StepStone Group, Inc. Class A	10,100	463,489
TPG, Inc.	63,711	2,640,821
Tradeweb Markets, Inc. Class A	10,735	1,137,910
		48,873,831
Chemicals–0.10%
CF Industries Holdings, Inc.	5,100	378,012
RPM International, Inc.	4,287	461,624
		839,636
Commercial Services & Supplies–3.65%
†ACV Auctions, Inc. Class A	133,414	2,434,805
Cintas Corp.	7,625	5,339,482
†Clean Harbors, Inc.	6,150	1,390,823
†Copart, Inc.	253,024	13,703,780
GFL Environmental, Inc.	69,085	2,689,479
RB Global, Inc.	16,200	1,237,032
Republic Services, Inc.	4,950	961,983
Rollins, Inc.	11,848	578,064
Waste Connections, Inc.	5,550	973,248
		29,308,696
Communications Equipment–0.34%
†Arista Networks, Inc.	5,730	2,008,250
†Ciena Corp.	7,400	356,532
Motorola Solutions, Inc.	1,000	386,050
		2,750,832
Construction & Engineering–0.87%
†API Group Corp.	10,000	376,300
Comfort Systems USA, Inc.	3,200	973,184
Quanta Services, Inc.	19,570	4,972,541
LVIP Blended Mid Cap Managed Volatility Fund-1

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†WillScot Mobile Mini Holdings Corp.	16,900	$636,116
		6,958,141
Construction Materials–1.55%
Martin Marietta Materials, Inc.	3,336	1,807,445
Vulcan Materials Co.	42,700	10,618,636
		12,426,081
Consumer Staples Distribution & Retail–0.32%
†BJ's Wholesale Club Holdings, Inc.	7,000	614,880
Casey's General Stores, Inc.	1,820	694,439
†Performance Food Group Co.	12,600	832,986
†U.S. Foods Holding Corp.	7,300	386,754
		2,529,059
Containers & Packaging–0.05%
Avery Dennison Corp.	2,000	437,300
		437,300
Distributors–0.16%
Pool Corp.	4,300	1,321,519
		1,321,519
Diversified Consumer Services–0.96%
†Bright Horizons Family Solutions, Inc.	60,577	6,668,316
†Duolingo, Inc.	2,500	521,675
Service Corp. International	7,400	526,362
		7,716,353
Diversified Telecommunication Services–0.00%
=†πSocure, Inc.	5,095	31,844
		31,844
Electrical Equipment–3.08%
AMETEK, Inc.	62,464	10,413,373
†GE Vernova, Inc.	2,400	411,624
Hubbell, Inc.	14,401	5,263,277
nVent Electric PLC	68,796	5,270,462
Rockwell Automation, Inc.	2,850	784,548
Vertiv Holdings Co. Class A	29,382	2,543,600
		24,686,884
Electronic Equipment, Instruments & Components–1.24%
Amphenol Corp. Class A	69,600	4,688,952
CDW Corp.	14,350	3,212,104
†Celestica, Inc.	10,200	584,766
†Keysight Technologies, Inc.	2,819	385,498
TE Connectivity Ltd.	3,500	526,505
†Zebra Technologies Corp. Class A	1,700	525,181
		9,923,006
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services–0.28%
Halliburton Co.	51,550	$1,741,359
Noble Corp. PLC	10,900	486,685
		2,228,044
Entertainment–3.76%
†Live Nation Entertainment, Inc.	21,662	2,030,596
†ROBLOX Corp. Class A	48,100	1,789,801
†Spotify Technology SA	42,176	13,234,407
†Take-Two Interactive Software, Inc.	59,273	9,216,359
TKO Group Holdings, Inc.	27,739	2,995,535
Warner Music Group Corp. Class A	28,573	875,762
		30,142,460
Financial Services–1.81%
Apollo Global Management, Inc.	62,850	7,420,700
†Block, Inc.	25,000	1,612,250
†Corpay, Inc.	11,783	3,139,109
†Euronet Worldwide, Inc.	5,200	538,200
†Mr Cooper Group, Inc.	5,200	422,396
†Toast, Inc. Class A	28,600	737,022
†WEX, Inc.	3,600	637,704
		14,507,381
Food Products–0.13%
†Freshpet, Inc.	3,800	491,682
Hershey Co.	2,900	533,107
		1,024,789
Ground Transportation–0.74%
Old Dominion Freight Line, Inc.	23,250	4,105,950
†Saia, Inc.	3,918	1,858,268
		5,964,218
Health Care Equipment & Supplies–4.78%
Alcon, Inc.	4,300	383,044
†Align Technology, Inc.	8,800	2,124,584
†Dexcom, Inc.	95,141	10,787,087
†Globus Medical, Inc. Class A	13,900	952,011
†IDEXX Laboratories, Inc.	16,442	8,010,542
†Inspire Medical Systems, Inc.	2,800	374,724
†Insulet Corp.	8,400	1,695,120
†Lantheus Holdings, Inc.	6,900	554,001
†Masimo Corp.	18,732	2,359,108
†Penumbra, Inc.	5,500	989,835
ResMed, Inc.	15,600	2,986,152
STERIS PLC	32,363	7,104,973
		38,321,181
Health Care Providers & Services–1.88%
Cardinal Health, Inc.	20,100	1,976,232
LVIP Blended Mid Cap Managed Volatility Fund-2

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Cencora, Inc.	26,200	$5,902,860
Chemed Corp.	6,405	3,475,225
Encompass Health Corp.	6,100	523,319
†Molina Healthcare, Inc.	5,350	1,590,555
†Tenet Healthcare Corp.	12,400	1,649,572
		15,117,763
Health Care Technology–0.84%
†Veeva Systems, Inc. Class A	36,885	6,750,324
		6,750,324
Hotels, Restaurants & Leisure–6.36%
†Cava Group, Inc.	9,400	871,850
†Chipotle Mexican Grill, Inc.	84,600	5,300,190
Churchill Downs, Inc.	9,500	1,326,200
Darden Restaurants, Inc.	8,350	1,263,522
Domino's Pizza, Inc.	4,550	2,349,301
†DoorDash, Inc. Class A	31,000	3,372,180
†DraftKings, Inc. Class A	176,324	6,730,287
†Expedia Group, Inc.	6,700	844,133
Hilton Worldwide Holdings, Inc.	19,250	4,200,350
Hyatt Hotels Corp. Class A	45,212	6,868,607
Las Vegas Sands Corp.	25,703	1,137,358
†MGM Resorts International	9,644	428,579
Red Rock Resorts, Inc. Class A	36,171	1,986,873
Restaurant Brands International, Inc.	6,723	473,098
†Royal Caribbean Cruises Ltd.	16,600	2,646,538
†Viking Holdings Ltd.	24,155	819,821
Wingstop, Inc.	16,392	6,928,243
Wynn Resorts Ltd.	5,300	474,350
Yum! Brands, Inc.	22,300	2,953,858
		50,975,338
Household Durables–0.29%
†NVR, Inc.	257	1,950,260
†TopBuild Corp.	900	346,743
		2,297,003
Household Products–0.73%
Church & Dwight Co., Inc.	56,328	5,840,087
		5,840,087
Independent Power and Renewable Electricity Producers–0.37%
Vistra Corp.	34,339	2,952,467
		2,952,467
Industrial REITs–0.09%
Rexford Industrial Realty, Inc.	7,800	347,802
Terreno Realty Corp.	6,400	378,752
		726,554
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–1.85%
†Arch Capital Group Ltd.	24,000	$2,421,360
Arthur J Gallagher & Co.	30,296	7,856,056
Brown & Brown, Inc.	16,600	1,484,206
Hartford Financial Services Group, Inc.	8,699	874,597
Kinsale Capital Group, Inc.	3,250	1,252,160
Ryan Specialty Holdings, Inc.	16,000	926,560
		14,814,939
Interactive Media & Services–0.49%
†Pinterest, Inc. Class A	74,600	3,287,622
†Reddit, Inc. Class A	9,771	624,269
		3,911,891
IT Services–2.57%
†Cloudflare, Inc. Class A	40,400	3,346,332
†EPAM Systems, Inc.	1,800	338,598
†Gartner, Inc.	26,023	11,685,889
†Globant SA	2,200	392,172
†GoDaddy, Inc. Class A	17,575	2,455,403
†MongoDB, Inc.	9,550	2,387,118
		20,605,512
Life Sciences Tools & Services–4.86%
Agilent Technologies, Inc.	53,380	6,919,649
†Bio-Rad Laboratories, Inc. Class A	1,500	409,665
Bio-Techne Corp.	55,560	3,980,874
Bruker Corp.	61,177	3,903,704
†Charles River Laboratories International, Inc.	1,800	371,844
†ICON PLC	23,025	7,217,647
†IQVIA Holdings, Inc.	17,800	3,763,632
†Medpace Holdings, Inc.	3,000	1,235,550
†Mettler-Toledo International, Inc.	1,323	1,849,012
†Repligen Corp.	4,669	588,574
†Waters Corp.	5,007	1,452,631
West Pharmaceutical Services, Inc.	22,031	7,256,791
		38,949,573
Machinery–1.84%
AGCO Corp.	3,300	323,004
Esab Corp.	10,587	999,730
Ingersoll Rand, Inc.	50,640	4,600,138
Otis Worldwide Corp.	4,800	462,048
†RBC Bearings, Inc.	1,600	431,648
Toro Co.	5,400	504,954
Westinghouse Air Brake Technologies Corp.	47,195	7,459,170
		14,780,692
Media–0.94%
Omnicom Group, Inc.	14,200	1,273,740
LVIP Blended Mid Cap Managed Volatility Fund-3

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Trade Desk, Inc. Class A	64,262	$6,276,470
		7,550,210
Metals & Mining–0.06%
Steel Dynamics, Inc.	3,900	505,050
		505,050
Oil, Gas & Consumable Fuels–2.79%
Cameco Corp.	31,126	1,531,399
Cheniere Energy, Inc.	33,966	5,938,276
Chesapeake Energy Corp.	48,151	3,957,531
Coterra Energy, Inc.	18,600	496,062
Diamondback Energy, Inc.	24,085	4,821,576
Magnolia Oil & Gas Corp. Class A	20,500	519,470
Matador Resources Co.	9,500	566,200
Permian Resources Corp.	71,600	1,156,340
Targa Resources Corp.	26,200	3,374,036
		22,360,890
Personal Care Products–0.25%
†elf Beauty, Inc.	3,085	650,071
Estee Lauder Cos., Inc. Class A	3,200	340,480
†Oddity Tech Ltd. Class A	26,815	1,052,757
		2,043,308
Pharmaceuticals–0.05%
†Elanco Animal Health, Inc.	25,000	360,750
		360,750
Professional Services–5.23%
Booz Allen Hamilton Holding Corp.	18,181	2,798,056
Broadridge Financial Solutions, Inc.	12,361	2,435,117
†Dayforce, Inc.	5,141	254,994
Dun & Bradstreet Holdings, Inc.	88,790	822,195
Equifax, Inc.	14,956	3,626,232
†FTI Consulting, Inc.	2,700	581,931
KBR, Inc.	13,400	859,476
Paychex, Inc.	32,500	3,853,200
†Paylocity Holding Corp.	6,500	857,025
TransUnion	55,466	4,113,359
Verisk Analytics, Inc.	50,142	13,515,776
†Verra Mobility Corp.	14,200	386,240
Wolters Kluwer NV	47,211	7,826,787
		41,930,388
Real Estate Management & Development–0.98%
†CoStar Group, Inc.	106,474	7,893,982
		7,893,982
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Residential REITs–0.06%
Equity LifeStyle Properties, Inc.	7,600	$494,988
		494,988
Retail REITs–0.12%
Simon Property Group, Inc.	6,500	986,700
		986,700
Semiconductors & Semiconductor Equipment–5.70%
ASM International NV	13,245	10,096,697
†Astera Labs, Inc.	3,338	201,982
†Enphase Energy, Inc.	8,100	807,651
Entegris, Inc.	15,347	2,077,984
†First Solar, Inc.	2,340	527,576
†Lattice Semiconductor Corp.	16,800	974,232
Microchip Technology, Inc.	41,488	3,796,152
MKS Instruments, Inc.	4,000	522,320
Monolithic Power Systems, Inc.	23,389	19,218,274
†Nova Ltd.	9,930	2,328,883
†ON Semiconductor Corp.	6,600	452,430
†Onto Innovation, Inc.	15,080	3,310,965
Teradyne, Inc.	9,200	1,364,268
		45,679,414
Software–13.42%
†ANSYS, Inc.	2,814	904,701
†Appfolio, Inc. Class A	2,250	550,283
†AppLovin Corp. Class A	10,400	865,488
Bentley Systems, Inc. Class B	18,244	900,524
†Bill Holdings, Inc.	4,420	232,580
†Braze, Inc. Class A	10,100	392,284
†Cadence Design Systems, Inc.	32,178	9,902,779
=†πCanva, Inc.	218	232,532
†Confluent, Inc. Class A	28,012	827,194
Constellation Software, Inc.	2,344	6,753,969
†Crowdstrike Holdings, Inc. Class A	24,406	9,352,135
†CyberArk Software Ltd.	3,700	1,011,654
=†πDatabricks, Inc.	10,218	751,023
†Datadog, Inc. Class A	73,236	9,497,977
†Descartes Systems Group, Inc.	9,400	910,296
†DocuSign, Inc.	21,600	1,155,600
†Dynatrace, Inc.	33,212	1,485,905
†Elastic NV	8,900	1,013,799
†Fair Isaac Corp.	2,942	4,379,638
†Fortinet, Inc.	6,600	397,782
†Guidewire Software, Inc.	48,530	6,691,802
†HubSpot, Inc.	12,556	7,405,403
†Manhattan Associates, Inc.	9,200	2,269,456
†Monday.com Ltd.	3,900	938,964
†Nutanix, Inc. Class A	24,200	1,375,770
LVIP Blended Mid Cap Managed Volatility Fund-4

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Palantir Technologies, Inc. Class A	232,700	$5,894,291
†Procore Technologies, Inc.	7,559	501,237
†PTC, Inc.	25,347	4,604,789
†Samsara, Inc. Class A	51,200	1,725,440
†ServiceNow, Inc.	5,149	4,050,564
=†πSNYK Ltd.	23,071	223,789
†Synopsys, Inc.	13,025	7,750,656
=†πTanium, Inc. Class B	9,649	47,377
†Tyler Technologies, Inc.	18,456	9,279,308
†Workiva, Inc.	5,200	379,548
†Zscaler, Inc.	15,550	2,988,554
		107,645,091
Specialized REITs–0.41%
CubeSmart	12,700	573,659
Iron Mountain, Inc.	14,000	1,254,680
Lamar Advertising Co. Class A	12,344	1,475,478
		3,303,817
Specialty Retail–3.60%
†AutoZone, Inc.	215	637,282
†Burlington Stores, Inc.	6,400	1,536,000
†Carvana Co.	8,100	1,042,632
Dick's Sporting Goods, Inc.	1,900	408,215
†Five Below, Inc.	7,000	762,790
†Floor & Decor Holdings, Inc. Class A	7,984	793,689
†O'Reilly Automotive, Inc.	4,123	4,354,135
†Restoration Hardware, Inc.	1,300	317,772
Ross Stores, Inc.	37,500	5,449,500
Tractor Supply Co.	31,333	8,459,910
†Ulta Beauty, Inc.	11,879	4,583,750
Williams-Sonoma, Inc.	1,812	511,654
		28,857,329
Technology Hardware, Storage & Peripherals–0.31%
†Pure Storage, Inc. Class A	24,800	1,592,408
†Super Micro Computer, Inc.	1,050	860,318
		2,452,726
Textiles, Apparel & Luxury Goods–0.17%
†On Holding AG Class A	22,100	857,480
†Skechers USA, Inc. Class A	7,700	532,224
		1,389,704
Trading Companies & Distributors–0.83%
Fastenal Co.	47,700	2,997,468
Ferguson PLC	4,200	813,330
†SiteOne Landscape Supply, Inc.	5,800	704,178
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
United Rentals, Inc.	1,900	$1,228,787
Watsco, Inc.	2,000	926,480
		6,670,243
Total Common Stock (Cost $487,952,588)		768,186,697
CONVERTIBLE PREFERRED STOCKS–0.41%
=†πCanva, Inc. Series A	13	13,867
=†πCaris Life Sciences, Inc. Series D	39,051	142,146
=†πDatabricks, Inc. Series F	23,328	1,714,608
=†πDatabricks, Inc. Series G	2,475	181,913
=†πDatabricks, Inc. Series H	5,901	433,723
=†πDataRobot, Inc. Series G	15,766	65,902
=†πRappi, Inc. Series E	9,859	223,996
=†πSNYK Ltd. Series F	38,665	375,050
=†πSocure, Inc. Series A	6,193	38,706
=†πSocure, Inc. Series A-1	5,083	31,769
=†πSocure, Inc. Series B	92	575
=†πSocure, Inc. Series E	11,781	73,631
Total Convertible Preferred Stocks (Cost $3,196,347)		3,295,886
WARRANT–0.00%
=†Constellation Software, Inc. exp 3/31/40 exercise price USD 1.00	3,355	0
Total Warrant (Cost $0)		0

MONEY MARKET FUND–3.35%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	26,871,683	26,871,683
Total Money Market Fund (Cost $26,871,683)		26,871,683

	Principal Amount
SHORT-TERM INVESTMENTS–0.32%
AGENCY OBLIGATIONS–0.32%
≠Federal Home Loan Bank Discount Notes
5.22% 7/1/24	1,918,000	1,918,000
5.27% 7/1/24	683,000	683,000
		2,601,000
Total Short-Term Investments (Cost $2,601,000)		2,601,000

LVIP Blended Mid Cap Managed Volatility Fund-5

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–99.86% (Cost $520,621,618)	$800,955,266
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	1,102,312
NET ASSETS APPLICABLE TO 40,178,408 SHARES OUTSTANDING–100.00%	$802,057,578
NET ASSET VALUE PER SHARE–LVIP BLENDED MID CAP MANAGED VOLATILITY FUND STANDARD CLASS ($32,459,486 / 1,546,990 Shares)	$20.982
NET ASSET VALUE PER SHARE–LVIP BLENDED MID CAP MANAGED VOLATILITY FUND SERVICE CLASS ($769,598,092 / 38,631,418 Shares)	$19.922
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$439,708,310
Distributable earnings/(accumulated loss)	362,349,268
TOTAL NET ASSETS	$802,057,578

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
≠The rate shown is the effective yield at the time of purchase.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2024, the aggregate value of restricted securities was $4,582,451, which represented 0.57% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	8/16/2021	$371,590	$232,532
Canva, Inc. Series A	11/4/2021	22,162	13,867
Caris Life Sciences, Inc. Series D	5/11/2021	316,313	142,146
Databricks, Inc.	7/24/2020	163,573	751,023
Databricks, Inc. Series F	10/22/2019	333,967	1,714,608
Databricks, Inc. Series G	2/1/2021	146,328	181,913
Databricks, Inc. Series H	8/31/2021	433,630	433,723
DataRobot, Inc. Series G	6/11/2021	431,364	65,902
Rappi, Inc. Series E	9/8/2020	589,036	223,996
SNYK Ltd.	9/3/2021	330,942	223,789
SNYK Ltd. Series F	9/3/2021	551,575	375,050
Socure, Inc.	12/22/2021	81,869	31,844
Socure, Inc. Series A	12/22/2021	99,513	38,706
Socure, Inc. Series A-1	12/22/2021	81,677	31,769
Socure, Inc. Series B	12/22/2021	1,478	575
Socure, Inc. Series E	10/27/2021	189,304	73,631
Tanium, Inc. Class B	9/24/2020	109,952	47,377
Total		$4,254,273	$4,582,451

★Includes $1,545,176 cash collateral held at broker for futures contracts, $823,253 payable for securities purchased, $63,885 payable for fund shares redeemed, $34,066 other accrued expenses payable, $599,708 due to manager and affiliates, $23,277 variation margin due to broker on futures contracts, $15,888 payable for audit fee and $53,903 payable for fund accounting fee as of June 30, 2024.

LVIP Blended Mid Cap Managed Volatility Fund-6

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
3	British Pound	$237,169	$239,033	9/16/24	$—	$(1,864)
2	Euro	268,800	269,544	9/16/24	—	(744)
3	Japanese Yen	235,969	242,314	9/16/24	—	(6,345)
					—	(8,953)
Equity Contracts:
29	E-mini Russell 2000 Index	2,994,250	3,019,986	9/20/24	—	(25,736)
38	E-mini S&P 500 Index	10,490,850	10,436,414	9/20/24	54,436	—
47	E-mini S&P MidCap 400 Index	13,903,070	14,040,426	9/20/24	—	(137,356)
6	Euro STOXX 50 Index	316,530	323,188	9/20/24	—	(6,658)
2	FTSE 100 Index	207,616	206,889	9/20/24	727	—
1	Nikkei 225 Index (OSE)	246,006	240,175	9/12/24	5,831	—
					60,994	(169,750)
Total Futures Contracts					$60,994	$(178,703)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
FTSE–Financial Times Stock Exchange
IT–Information Technology
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund-7

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$3,091,528
Foreign taxes withheld	(20,572)
3,070,956
EXPENSES:
Management fees	2,643,279
Distribution fees-Service Class	975,627
Shareholder servicing fees	117,931
Accounting and administration expenses	94,208
Professional fees	28,187
Trustees’ fees and expenses	13,002
Reports and statements to shareholders	12,668
Custodian fees	12,434
Pricing fees	2,480
Consulting fees	2,260
Other	13,668
3,915,744
Less:
Management fees waived	(20,333)
Total operating expenses	3,895,411
NET INVESTMENT LOSS	(824,455)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	45,341,441
Foreign currencies	134
Futures contracts	1,715,417
Net realized gain	47,056,992
Net change in unrealized appreciation (depreciation) of:
Investments	16,143,272
Foreign currencies	(298)
Futures contracts	(85,021)
Net change in unrealized appreciation (depreciation)	16,057,953
NET REALIZED AND UNREALIZED GAIN	63,114,945
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$62,290,490
See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Mid Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(824,455)	$386,596
Net realized gain	47,056,992	39,184,786
Net change in unrealized appreciation (depreciation)	16,057,953	87,849,239
Net increase in net assets resulting from operations	62,290,490	127,420,621
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(288,695)
Service Class	—	(5,500,014)
	—	(5,788,709)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,064,300	6,917,605
Service Class	10,674,092	22,229,553
Reinvestment of dividends and distributions:
Standard Class	—	288,695
Service Class	—	5,500,014
	13,738,392	34,935,867
Cost of shares redeemed:
Standard Class	(5,576,503)	(8,373,819)
Service Class	(82,744,700)	(94,287,900)
	(88,321,203)	(102,661,719)
Decrease in net assets derived from capital share transactions	(74,582,811)	(67,725,852)
NET INCREASE (DECREASE) IN NET ASSETS	(12,292,321)	53,906,060
NET ASSETS:
Beginning of period	814,349,899	760,443,839
End of period	$802,057,578	$814,349,899
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund-8

LVIP Blended Mid Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Mid Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20[2]	12/31/19
Net asset value, beginning of period	$19.443	$16.667	$24.072	$21.901	$17.149	$15.017
Income (loss) from investment operations:
Net investment income (loss)[3]	0.004	0.052	0.016	(0.075)	(0.035)	0.022
Net realized and unrealized gain (loss)	1.535	2.897	(5.710)	2.984	4.787	3.628
Total from investment operations	1.539	2.949	(5.694)	2.909	4.752	3.650
Less dividends and distributions from:
Net investment income	—	(0.052)	—	—	—	—
Net realized gain	—	(0.121)	(1.711)	(0.738)	—	(1.518)
Total dividends and distributions	—	(0.173)	(1.711)	(0.738)	—	(1.518)
Net asset value, end of period	$20.982	$19.443	$16.667	$24.072	$21.901	$17.149
Total return[4]	7.92%	17.75%	(23.57% )	13.29%	27.71%	24.92%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$32,459	$32,475	$28,910	$37,540	$34,238	$29,070
Ratio of expenses to average net assets	0.72%	0.72%	0.72%	0.71%	0.73%	0.74%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.73%	0.73%	0.72%	0.74%	0.75%
Ratio of net investment income (loss) to average net assets	0.04%	0.29%	0.09%	(0.32% )	(0.19% )	0.13%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.03%	0.28%	0.08%	(0.33% )	(0.20% )	0.12%
Portfolio turnover	16%	42%	31%	27%	46%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund-9

LVIP Blended Mid Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Mid Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20[2]	12/31/19
Net asset value, beginning of period	$18.483	$15.853	$23.064	$21.064	$16.534	$14.561
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.021)	0.007	(0.029)	(0.128)	(0.077)	(0.019)
Net realized and unrealized gain (loss)	1.460	2.751	(5.471)	2.866	4.607	3.510
Total from investment operations	1.439	2.758	(5.500)	2.738	4.530	3.491
Less dividends and distributions from:
Net investment income	—	(0.007)	—	—	—	—
Net realized gain	—	(0.121)	(1.711)	(0.738)	—	(1.518)
Total dividends and distributions	—	(0.128)	(1.711)	(0.738)	—	(1.518)
Net asset value, end of period	$19.922	$18.483	$15.853	$23.064	$21.064	$16.534
Total return[4]	7.79%	17.46%	(23.76% )	13.00%	27.40%	24.60%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$769,598	$781,875	$731,534	$953,768	$897,409	$749,146
Ratio of expenses to average net assets	0.97%	0.97%	0.97%	0.96%	0.98%	0.99%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.98%	0.98%	0.98%	0.97%	0.99%	1.00%
Ratio of net investment income (loss) to average net assets	(0.21% )	0.04%	(0.16% )	(0.57% )	(0.44% )	(0.12% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.22% )	0.03%	(0.17% )	(0.58% )	(0.45% )	(0.13% )
Portfolio turnover	16%	42%	31%	27%	46%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund-10

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
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LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2024.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.    LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Massachusetts Financial Services Company (“MFS”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. T. Rowe Price Associates, Inc. (“T. Rowe Price”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays MFS and T. Rowe Price a fee based on MFS and T. Rowe Price’s managed portion of the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
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LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Administrative	$34,797
Legal	5,295
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $7,846 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$421,966
Distribution fees payable to LFD	156,844
Printing and mailing fees payable to Lincoln Life	1,926
Shareholder servicing fees payable to Lincoln Life	18,972
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the six months ended June 30, 2024, the Fund engaged in securities purchases of $69,314 and securities sales of $69,679, which resulted in net realized losses of $49,077.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$121,707,224
Sales	187,890,773
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$520,621,618
Aggregate unrealized appreciation of investments and derivatives	$291,887,054
Aggregate unrealized depreciation of investments and derivatives	(11,671,115)
Net unrealized appreciation of investments and derivatives	$280,215,939
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
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LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$23,793,697	$—	$—	$23,793,697
Banks	2,535,463	—	—	2,535,463
Beverages	5,534,305	—	—	5,534,305
Biotechnology	23,511,682	—	—	23,511,682
Broadline Retail	3,733,025	—	—	3,733,025
Building Products	11,240,537	—	—	11,240,537
Capital Markets	48,873,831	—	—	48,873,831
Chemicals	839,636	—	—	839,636
Commercial Services & Supplies	29,308,696	—	—	29,308,696
Communications Equipment	2,750,832	—	—	2,750,832
Construction & Engineering	6,958,141	—	—	6,958,141
Construction Materials	12,426,081	—	—	12,426,081
Consumer Staples Distribution & Retail	2,529,059	—	—	2,529,059
Containers & Packaging	437,300	—	—	437,300
Distributors	1,321,519	—	—	1,321,519
Diversified Consumer Services	7,716,353	—	—	7,716,353
Diversified Telecommunication Services	—	—	31,844	31,844
Electrical Equipment	24,686,884	—	—	24,686,884
Electronic Equipment, Instruments & Components	9,923,006	—	—	9,923,006
Energy Equipment & Services	2,228,044	—	—	2,228,044
Entertainment	30,142,460	—	—	30,142,460
Financial Services	14,507,381	—	—	14,507,381
Food Products	1,024,789	—	—	1,024,789
Ground Transportation	5,964,218	—	—	5,964,218
Health Care Equipment & Supplies	38,321,181	—	—	38,321,181
Health Care Providers & Services	15,117,763	—	—	15,117,763
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LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Health Care Technology	$6,750,324	$—	$—	$6,750,324
Hotels, Restaurants & Leisure	50,975,338	—	—	50,975,338
Household Durables	2,297,003	—	—	2,297,003
Household Products	5,840,087	—	—	5,840,087
Independent Power and Renewable Electricity Producers	2,952,467	—	—	2,952,467
Industrial REITs	726,554	—	—	726,554
Insurance	14,814,939	—	—	14,814,939
Interactive Media & Services	3,911,891	—	—	3,911,891
IT Services	20,605,512	—	—	20,605,512
Life Sciences Tools & Services	38,949,573	—	—	38,949,573
Machinery	14,780,692	—	—	14,780,692
Media	7,550,210	—	—	7,550,210
Metals & Mining	505,050	—	—	505,050
Oil, Gas & Consumable Fuels	22,360,890	—	—	22,360,890
Personal Care Products	2,043,308	—	—	2,043,308
Pharmaceuticals	360,750	—	—	360,750
Professional Services	41,930,388	—	—	41,930,388
Real Estate Management & Development	7,893,982	—	—	7,893,982
Residential REITs	494,988	—	—	494,988
Retail REITs	986,700	—	—	986,700
Semiconductors & Semiconductor Equipment	45,679,414	—	—	45,679,414
Software	106,390,370	—	1,254,721	107,645,091
Specialized REITs	3,303,817	—	—	3,303,817
Specialty Retail	28,857,329	—	—	28,857,329
Technology Hardware, Storage & Peripherals	2,452,726	—	—	2,452,726
Textiles, Apparel & Luxury Goods	1,389,704	—	—	1,389,704
Trading Companies & Distributors	6,670,243	—	—	6,670,243
Convertible Preferred Stocks	—	—	3,295,886	3,295,886
Warrant	—	—	— *	—
Money Market Fund	26,871,683	—	—	26,871,683
Short-Term Investment	—	2,601,000	—	2,601,000
Total Investments	$793,771,815	$2,601,000	$4,582,451	$800,955,266
Derivatives:

Assets:
Futures Contracts	$60,994	$—	$—	$60,994
Liabilities:
Futures Contracts	$(178,703)	$—	$—	$(178,703)

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2024, there were no material transfers to or from Level 3 investments.
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LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	149,128	387,680
Service Class	544,561	1,311,691
Shares reinvested:
Standard Class	—	15,723
Service Class	—	322,141
	693,689	2,037,235
Shares redeemed:
Standard Class	(272,383)	(467,748)
Service Class	(4,215,067)	(5,476,409)
	(4,487,450)	(5,944,157)
Net decrease	(3,793,761)	(3,906,922)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions, to hedge currency risks associated with the Fund’s investments and as a cash management tool.
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LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$60,994	Receivables and other assets net of liabilities	$(169,750)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(8,953)
Total		$60,994		$(178,703)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$1,760,328	$(74,173)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(44,911)	(10,848)
Total		$1,715,417	$(85,021)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$29,622,803	$—
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
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LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Blended Mid Cap Managed Volatility Fund-18

LVIP Channing Small Cap Value Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Channing Small Cap Value Fund

LVIP Channing Small Cap Value Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.86%
Aerospace & Defense–2.12%
Hexcel Corp.	34,080	$2,128,296
		2,128,296
Banks–9.70%
Pinnacle Financial Partners, Inc.	29,752	2,381,350
SouthState Corp.	30,856	2,358,016
Synovus Financial Corp.	64,023	2,573,084
Wintrust Financial Corp.	24,527	2,417,381
		9,729,831
Capital Markets–10.05%
Affiliated Managers Group, Inc.	15,058	2,352,511
Artisan Partners Asset Management, Inc. Class A	47,609	1,964,823
Evercore, Inc. Class A	14,076	2,933,861
Stifel Financial Corp.	33,603	2,827,693
		10,078,888
Chemicals–2.72%
Avient Corp.	62,615	2,733,145
		2,733,145
Commercial Services & Supplies–5.33%
Brink's Co.	28,129	2,880,409
MSA Safety, Inc.	13,162	2,470,376
		5,350,785
Diversified Consumer Services–1.58%
†OneSpaWorld Holdings Ltd.	103,111	1,584,816
		1,584,816
Electric Utilities–2.24%
Portland General Electric Co.	51,924	2,245,194
		2,245,194
Electronic Equipment, Instruments & Components–10.48%
Advanced Energy Industries, Inc.	24,863	2,704,100
Belden, Inc.	29,082	2,727,892
†IPG Photonics Corp.	28,975	2,445,200
Littelfuse, Inc.	10,316	2,636,666
		10,513,858
Energy Equipment & Services–2.06%
Patterson-UTI Energy, Inc.	199,180	2,063,505
		2,063,505
Entertainment–2.20%
†Madison Square Garden Entertainment Corp.	64,575	2,210,402
		2,210,402
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products–2.30%
†Darling Ingredients, Inc.	62,832	$2,309,076
		2,309,076
Gas Utilities–2.44%
Southwest Gas Holdings, Inc.	34,734	2,444,579
		2,444,579
Ground Transportation–2.34%
†XPO, Inc.	22,082	2,344,004
		2,344,004
Health Care Equipment & Supplies–7.18%
†Enovis Corp.	50,685	2,290,962
†Integer Holdings Corp.	21,047	2,437,032
†Merit Medical Systems, Inc.	28,858	2,480,345
		7,208,339
Hotels, Restaurants & Leisure–1.52%
Boyd Gaming Corp.	27,613	1,521,476
		1,521,476
Household Durables–1.89%
Installed Building Products, Inc.	9,243	1,901,100
		1,901,100
Industrial REITs–2.28%
STAG Industrial, Inc.	63,365	2,284,942
		2,284,942
Insurance–1.97%
Selective Insurance Group, Inc.	21,028	1,973,057
		1,973,057
Machinery–4.58%
Hillenbrand, Inc.	46,588	1,864,452
†SPX Technologies, Inc.	19,223	2,732,357
		4,596,809
Media–2.46%
Nexstar Media Group, Inc.	14,860	2,466,909
		2,466,909
Metals & Mining–2.34%
†ATI, Inc.	42,380	2,349,971
		2,349,971
Office REITs–2.77%
COPT Defense Properties	111,057	2,779,757
		2,779,757
Oil, Gas & Consumable Fuels–2.01%
SM Energy Co.	46,695	2,018,625
		2,018,625
LVIP Channing Small Cap Value Fund-1

LVIP Channing Small Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Paper & Forest Products–2.20%
Louisiana-Pacific Corp.	26,823	$2,208,338
		2,208,338
Professional Services–2.60%
†Parsons Corp.	31,931	2,612,275
		2,612,275
Semiconductors & Semiconductor Equipment–3.03%
†Diodes, Inc.	33,717	2,425,264
†Veeco Instruments, Inc.	13,064	610,219
		3,035,483
Specialty Retail–2.08%
†Asbury Automotive Group, Inc.	9,158	2,086,834
		2,086,834
Textiles, Apparel & Luxury Goods–1.99%
PVH Corp.	18,869	1,997,661
		1,997,661
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–2.40%
Herc Holdings, Inc.	18,067	$2,408,150
		2,408,150
Total Common Stock (Cost $81,741,940)		99,186,105

MONEY MARKET FUND–1.11%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	1,115,842	1,115,842
Total Money Market Fund (Cost $1,115,842)		1,115,842

TOTAL INVESTMENTS–99.97% (Cost $82,857,782)	100,301,947
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	26,838
NET ASSETS APPLICABLE TO 8,571,835 SHARES OUTSTANDING–100.00%	$100,328,785
NET ASSET VALUE PER SHARE–LVIP CHANNING SMALL CAP VALUE FUND STANDARD CLASS ($90,506,755 / 7,730,209 Shares)	$11.708
NET ASSET VALUE PER SHARE–LVIP CHANNING SMALL CAP VALUE FUND SERVICE CLASS ($9,822,030 / 841,626 Shares)	$11.670
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$83,734,492
Distributable earnings/(accumulated loss)	16,594,293
TOTAL NET ASSETS	$100,328,785

†Non-income producing.

★Includes $33,788 payable for fund shares redeemed, $4,461 other accrued expenses payable, $66,694 due to manager and affiliates, $14,358 payable for audit fee and $14,168 payable for fund accounting fee as of June 30, 2024.

Summary of Abbreviations:
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Channing Small Cap Value Fund-2

LVIP Channing Small Cap Value Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$819,608
EXPENSES:
Management fees	390,512
Professional fees	19,340
Accounting and administration expenses	19,192
Shareholder servicing fees	15,100
Distribution fees-Service Class	11,120
Reports and statements to shareholders	1,631
Trustees’ fees and expenses	1,629
Custodian fees	1,149
Consulting fees	1,141
Pricing fees	285
Other	3,115
464,214
Plus:
Recoupment of prior expenses reduced by the Advisor	4,770
Total operating expenses	468,984
NET INVESTMENT INCOME	350,624
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	3,685,083
Net change in unrealized appreciation (depreciation) of investments	(681,719)
NET REALIZED AND UNREALIZED GAIN	3,003,364
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,353,988
See accompanying notes, which are an integral part of the financial statements.

LVIP Channing Small Cap Value Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$350,624	$586,622
Net realized gain (loss)	3,685,083	(2,683,765)
Net change in unrealized appreciation (depreciation)	(681,719)	19,901,831
Net increase in net assets resulting from operations	3,353,988	17,804,688
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(592,100)
Service Class	—	(31,490)
Return of capital:
Standard Class	—	(45,895)
Service Class	—	(950)
	—	(670,435)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,785,732	13,299,139
Service Class	4,527,363	6,568,925
Reinvestment of dividends and distributions:
Standard Class	—	637,995
Service Class	—	32,440
	6,313,095	20,538,499
Cost of shares redeemed:
Standard Class	(12,422,358)	(18,430,169)
Service Class	(1,389,247)	(1,033,438)
	(13,811,605)	(19,463,607)
Increase (decrease) in net assets derived from capital share transactions	(7,498,510)	1,074,892
NET INCREASE (DECREASE) IN NET ASSETS	(4,144,522)	18,209,145
NET ASSETS:
Beginning of period	104,473,307	86,264,162
End of period	$100,328,785	$104,473,307
See accompanying notes, which are an integral part of the financial statements.
LVIP Channing Small Cap Value Fund-3

LVIP Channing Small Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Channing Small Cap Value Fund Standard Class
	Six Months Ended 6/30/24[2] (unaudited)	Year Ended 12/31/23	7/25/22[1] to 12/31/22

Net asset value, beginning of period	$11.358	$9.534	$10.000
Income (loss) from investment operations:
Net investment income[3]	0.040	0.065	0.038
Net realized and unrealized gain (loss)	0.310	1.833	(0.465)
Total from investment operations	0.350	1.898	(0.427)
Less dividends and distributions from:
Net investment income	—	(0.069)	(0.038)
Return of capital	—	(0.005)	(0.001)
Total dividends and distributions	—	(0.074)	(0.039)
Net asset value, end of period	$11.708	$11.358	$9.534
Total return[4]	3.08%	19.94%	(4.28% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$90,507	$98,093	$85,969
Ratio of expenses to average net assets	0.88% [5]	0.88%	0.88%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.87%	0.88%	0.96%
Ratio of net investment income to average net assets	0.69% [5]	0.63%	0.86%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.70%	0.63%	0.78%
Portfolio turnover	20%	81%	36%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]
The Fund recouped previously waived expenses during the year ended June 30, 2024, which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.01%.

See accompanying notes, which are an integral part of the financial statements.
LVIP Channing Small Cap Value Fund-4

LVIP Channing Small Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Channing Small Cap Value Fund Service Class
	Six Months Ended 6/30/24[2] (unaudited)	Year Ended 12/31/23	7/25/22[1] to 12/31/22

Net asset value, beginning of period	$11.335	$9.530	$10.000
Income (loss) from investment operations:
Net investment income[3]	0.026	0.039	0.026
Net realized and unrealized gain (loss)	0.309	1.831	(0.462)
Total from investment operations	0.335	1.870	(0.436)
Less dividends and distributions from:
Net investment income	—	(0.060)	(0.033)
Return of capital	—	(0.005)	(0.001)
Total dividends and distributions	—	(0.065)	(0.034)
Net asset value, end of period	$11.670	$11.335	$9.530
Total return[4]	2.96%	19.65%	(4.37% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,822	$6,380	$295
Ratio of expenses to average net assets	1.12%	1.13%	1.13%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	1.12%	1.13%	1.21%
Ratio of net investment income to average net assets	0.45%	0.38%	0.61%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.45%	0.38%	0.53%
Portfolio turnover	20%	81%	36%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Channing Small Cap Value Fund-5

LVIP Channing Small Cap Value Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Channing Small Cap Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a  management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024, and for all open tax years (years ended December 31, 2022–December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from
LVIP Channing Small Cap Value Fund-6

LVIP Channing Small Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2024.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.88% of the Fund’s average daily net assets for the Standard Class and 1.13% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2024, LFI has recouped $4,770 in previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2025	2026	Total
LFI	$23,307	$3,432	$26,739
Channing Capital Management, LLC (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$4,447
Legal	677
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Channing Small Cap Value Fund-7

LVIP Channing Small Cap Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Management fees payable to LFI	$62,351
Distribution fees payable to LFD	1,960
Shareholder servicing fees payable to Lincoln Life	2,383
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$20,001,307
Sales	25,008,642
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$82,857,782
Aggregate unrealized appreciation of investments	$19,510,901
Aggregate unrealized depreciation of investments	(2,066,736)
Net unrealized appreciation of investments	$17,444,165
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$99,186,105	$—	$—	$99,186,105
Money Market Fund	1,115,842	—	—	1,115,842
Total Investments	$100,301,947	$—	$—	$100,301,947
There were no Level 3 investments at the beginning or end of the period.
LVIP Channing Small Cap Value Fund-8

LVIP Channing Small Cap Value Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	154,547	1,331,017
Service Class	398,247	628,710
Shares reinvested:
Standard Class	—	58,516
Service Class	—	2,981
	552,794	2,021,224
Shares redeemed:
Standard Class	(1,060,870)	(1,769,628)
Service Class	(119,513)	(99,803)
	(1,180,383)	(1,869,431)
Net increase	(627,589)	151,793
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Risk Factors
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP Channing Small Cap Value Fund-9

LVIP Channing Small Cap Value Fund
Notes to Financial Statements (continued)
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Channing Small Cap Value Fund-10

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–94.47%
Aerospace & Defense–0.98%
General Electric Co.	11,119	$1,767,588
Northrop Grumman Corp.	1,804	786,454
RTX Corp.	22,465	2,255,261
		4,809,303
Air Freight & Logistics–0.52%
United Parcel Service, Inc. Class B	18,713	2,560,874
		2,560,874
Automobiles–0.79%
Ford Motor Co.	76,192	955,448
General Motors Co.	28,384	1,318,720
†Tesla, Inc.	8,057	1,594,319
		3,868,487
Banks–3.90%
Bank of America Corp.	96,954	3,855,861
First Citizens BancShares, Inc. Class A	575	968,076
JPMorgan Chase & Co.	44,342	8,968,613
Popular, Inc.	9,463	836,813
U.S. Bancorp	80,522	3,196,723
Wells Fargo & Co.	21,345	1,267,679
		19,093,765
Beverages–1.18%
†Boston Beer Co., Inc. Class A	1,420	433,171
Coca-Cola Co.	32,391	2,061,687
Molson Coors Beverage Co. Class B	22,795	1,158,670
PepsiCo, Inc.	12,937	2,133,699
		5,787,227
Biotechnology–2.32%
AbbVie, Inc.	32,521	5,578,002
†Exelixis, Inc.	52,036	1,169,249
†Neurocrine Biosciences, Inc.	9,301	1,280,469
†United Therapeutics Corp.	4,465	1,422,326
†Vertex Pharmaceuticals, Inc.	4,045	1,895,972
		11,346,018
Broadline Retail–3.85%
†Amazon.com, Inc.	92,167	17,811,273
eBay, Inc.	19,711	1,058,875
		18,870,148
Building Products–0.46%
†Builders FirstSource, Inc.	6,708	928,454
Owens Corning	7,662	1,331,043
		2,259,497
Capital Markets–1.52%
Bank of New York Mellon Corp.	26,018	1,558,218
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
CME Group, Inc.	8,560	$1,682,896
Evercore, Inc. Class A	5,373	1,119,894
Intercontinental Exchange, Inc.	17,485	2,393,522
State Street Corp.	9,462	700,188
		7,454,718
Chemicals–1.87%
Ecolab, Inc.	9,034	2,150,092
Linde PLC	4,777	2,096,196
PPG Industries, Inc.	18,654	2,348,352
Scotts Miracle-Gro Co.	17,372	1,130,222
Sherwin-Williams Co.	4,846	1,446,192
		9,171,054
Commercial Services & Supplies–0.79%
=†GCI Liberty, Inc.	9,961	0
Waste Management, Inc.	18,093	3,859,961
		3,859,961
Communications Equipment–0.88%
†Arista Networks, Inc.	12,334	4,322,820
		4,322,820
Construction & Engineering–0.26%
EMCOR Group, Inc.	3,541	1,292,748
		1,292,748
Construction Materials–0.43%
Vulcan Materials Co.	8,472	2,106,817
		2,106,817
Consumer Finance–0.44%
SLM Corp.	56,687	1,178,523
Synchrony Financial	20,500	967,395
		2,145,918
Consumer Staples Distribution & Retail–2.75%
Albertsons Cos., Inc. Class A	47,307	934,313
Costco Wholesale Corp.	2,567	2,181,924
Kroger Co.	25,230	1,259,734
Target Corp.	3,824	566,105
Walmart, Inc.	126,273	8,549,945
		13,492,021
Containers & Packaging–0.31%
Crown Holdings, Inc.	20,181	1,501,265
		1,501,265
Diversified Telecommunication Services–0.27%
AT&T, Inc.	68,421	1,307,525
		1,307,525
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-1

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–0.13%
NextEra Energy, Inc.	9,110	$645,079
		645,079
Electrical Equipment–2.18%
Acuity Brands, Inc.	6,246	1,508,034
Eaton Corp. PLC	15,971	5,007,707
Emerson Electric Co.	18,157	2,000,175
nVent Electric PLC	17,819	1,365,114
Vertiv Holdings Co. Class A	9,293	804,495
		10,685,525
Electronic Equipment, Instruments & Components–0.34%
Crane NXT Co.	7,569	464,888
TD SYNNEX Corp.	10,389	1,198,891
		1,663,779
Entertainment–1.74%
Electronic Arts, Inc.	8,673	1,208,409
†Netflix, Inc.	7,305	4,929,998
Walt Disney Co.	23,803	2,363,400
		8,501,807
Financial Services–5.63%
†Berkshire Hathaway, Inc. Class A	5,906	10,356,406
Corebridge Financial, Inc.	39,008	1,135,913
Equitable Holdings, Inc.	40,999	1,675,219
Mastercard, Inc. Class A	6,702	2,956,654
MGIC Investment Corp.	56,768	1,223,350
Visa, Inc. Class A	34,029	8,931,592
Western Union Co.	104,073	1,271,772
		27,550,906
Food Products–1.14%
Bunge Global SA	12,014	1,282,735
Ingredion, Inc.	9,843	1,128,992
Mondelez International, Inc. Class A	16,116	1,054,631
Nestle SA ADR	9,760	999,912
WK Kellogg Co.	69,136	1,137,978
		5,604,248
Gas Utilities–0.22%
UGI Corp.	47,365	1,084,659
		1,084,659
Ground Transportation–0.94%
Canadian Pacific Kansas City Ltd.	16,856	1,327,073
CSX Corp.	20,500	685,725
Ryder System, Inc.	11,354	1,406,534
Union Pacific Corp.	5,182	1,172,479
		4,591,811
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–0.89%
†IDEXX Laboratories, Inc.	2,522	$1,228,718
Stryker Corp.	9,176	3,122,134
		4,350,852
Health Care Providers & Services–2.30%
Elevance Health, Inc.	3,968	2,150,100
McKesson Corp.	3,574	2,087,359
†Tenet Healthcare Corp.	13,561	1,804,020
UnitedHealth Group, Inc.	10,212	5,200,563
		11,242,042
Health Care Technology–0.21%
†Veeva Systems, Inc. Class A	5,677	1,038,948
		1,038,948
Hotels, Restaurants & Leisure–0.70%
Booking Holdings, Inc.	506	2,004,519
†MGM Resorts International	31,537	1,401,504
		3,406,023
Household Durables–0.63%
PulteGroup, Inc.	13,654	1,503,305
Toll Brothers, Inc.	13,738	1,582,343
		3,085,648
Household Products–1.03%
Colgate-Palmolive Co.	10,250	994,660
Procter & Gamble Co.	24,593	4,055,878
		5,050,538
Independent Power and Renewable Electricity Producers–0.28%
Vistra Corp.	15,929	1,369,575
		1,369,575
Industrial Conglomerates–0.89%
Honeywell International, Inc.	20,406	4,357,497
		4,357,497
Insurance–2.04%
American International Group, Inc.	22,166	1,645,604
Assured Guaranty Ltd.	9,462	729,993
Loews Corp.	10,800	807,192
Old Republic International Corp.	47,306	1,461,755
Progressive Corp.	8,347	1,733,755
Travelers Cos., Inc.	17,669	3,592,815
		9,971,114
Interactive Media & Services–6.61%
Alphabet, Inc. Class A	55,906	10,183,278
Alphabet, Inc. Class C	49,458	9,071,586
Meta Platforms, Inc. Class A	25,988	13,103,670
		32,358,534
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-2

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–1.27%
†ICON PLC	4,308	$1,350,429
†Medpace Holdings, Inc.	3,943	1,623,924
Thermo Fisher Scientific, Inc.	5,883	3,253,299
		6,227,652
Machinery–0.49%
Allison Transmission Holdings, Inc.	15,695	1,191,251
PACCAR, Inc.	11,827	1,217,471
		2,408,722
Media–0.73%
Comcast Corp. Class A	91,452	3,581,260
		3,581,260
Metals & Mining–0.73%
ArcelorMittal SA	52,416	1,201,899
Southern Copper Corp.	8,674	934,537
Steel Dynamics, Inc.	11,038	1,429,421
		3,565,857
Multi-Utilities–0.34%
Sempra	22,120	1,682,447
		1,682,447
Oil, Gas & Consumable Fuels–3.64%
Cheniere Energy, Inc.	8,333	1,456,858
Chevron Corp.	22,759	3,559,963
ConocoPhillips	5,119	585,511
EQT Corp.	27,045	1,000,124
Exxon Mobil Corp.	44,397	5,110,983
HF Sinclair Corp.	12,615	672,884
Kinder Morgan, Inc.	64,029	1,272,256
Marathon Petroleum Corp.	4,416	766,088
Phillips 66	10,053	1,419,182
Valero Energy Corp.	12,615	1,977,528
		17,821,377
Passenger Airlines–0.26%
Delta Air Lines, Inc.	26,541	1,259,105
		1,259,105
Pharmaceuticals–4.39%
Eli Lilly & Co.	9,867	8,933,385
Johnson & Johnson	34,344	5,019,719
Merck & Co., Inc.	60,913	7,541,029
		21,494,133
Professional Services–1.15%
Automatic Data Processing, Inc.	14,842	3,542,637
Leidos Holdings, Inc.	8,774	1,279,951
Robert Half, Inc.	8,927	571,150
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Science Applications International Corp.	2,208	$259,550
		5,653,288
Retail REITs–0.38%
Simon Property Group, Inc.	12,205	1,852,719
		1,852,719
Semiconductors & Semiconductor Equipment–8.54%
Applied Materials, Inc.	11,354	2,679,431
ASML Holding NV	3,260	3,334,100
Broadcom, Inc.	1,544	2,478,938
†Cirrus Logic, Inc.	9,552	1,219,408
Lam Research Corp.	2,532	2,696,200
Marvell Technology, Inc.	21,818	1,525,078
NVIDIA Corp.	204,046	25,207,843
QUALCOMM, Inc.	13,404	2,669,809
		41,810,807
Software–11.83%
†Adobe, Inc.	11,487	6,381,488
†AppLovin Corp. Class A	20,132	1,675,385
†DocuSign, Inc.	16,074	859,959
†Dropbox, Inc. Class A	47,306	1,062,966
†Fair Isaac Corp.	983	1,463,353
†Manhattan Associates, Inc.	4,868	1,200,838
Microsoft Corp.	84,342	37,696,657
†Nutanix, Inc. Class A	13,760	782,256
Oracle Corp.	22,632	3,195,638
Pegasystems, Inc.	19,133	1,158,120
†RingCentral, Inc. Class A	35,998	1,015,144
†Synopsys, Inc.	2,433	1,447,781
		57,939,585
Specialized REITs–0.68%
American Tower Corp.	12,542	2,437,914
National Storage Affiliates Trust	22,124	911,951
		3,349,865
Specialty Retail–2.03%
Gap, Inc.	62,249	1,487,129
Home Depot, Inc.	6,934	2,386,960
TJX Cos., Inc.	46,636	5,134,624
†Ulta Beauty, Inc.	2,366	912,968
		9,921,681
Technology Hardware, Storage & Peripherals–5.77%
Apple, Inc.	134,104	28,244,984
		28,244,984
Textiles, Apparel & Luxury Goods–0.20%
PVH Corp.	9,462	1,001,742
		1,001,742
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-3

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco–0.09%
Altria Group, Inc.	10,250	$466,888
		466,888
Trading Companies & Distributors–0.27%
†Core & Main, Inc. Class A	27,348	1,338,411
		1,338,411
Wireless Telecommunication Services–0.26%
T-Mobile U.S., Inc.	7,166	1,262,506
		1,262,506
Total Common Stock (Cost $298,513,726)		462,691,780

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–5.37%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	26,291,052	$26,291,052
Total Money Market Fund (Cost $26,291,052)		26,291,052

TOTAL INVESTMENTS–99.84% (Cost $324,804,778)	488,982,832
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	760,404
NET ASSETS APPLICABLE TO 28,480,700 SHARES OUTSTANDING–100.00%	$489,743,236
NET ASSET VALUE PER SHARE–LVIP CLEARBRIDGE FRANKLIN SELECT LARGE CAP MANAGED VOLATILITY FUND STANDARD CLASS ($2,044,984 / 118,410 Shares)	$17.270
NET ASSET VALUE PER SHARE–LVIP CLEARBRIDGE FRANKLIN SELECT LARGE CAP MANAGED VOLATILITY FUND SERVICE CLASS ($487,698,252 / 28,362,290 Shares)	$17.195
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$265,842,579
Distributable earnings/(accumulated loss)	223,900,657
TOTAL NET ASSETS	$489,743,236

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $1,176,830 cash collateral held at broker for futures contracts, $12,599 expense reimbursement receivable from Lincoln Financial
Investments Corporation, $297,702 payable for fund shares redeemed, $20,425 other accrued expenses payable, $396,014 due to manager and affiliates, $15,407 variation margin due to broker on futures contracts, $15,905 payable for audit fee and $44,068 payable for fund accounting fee as of June 30, 2024.

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-4

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
6	E-mini Russell 2000 Index	$619,500	$624,825	9/20/24	$—	$(5,325)
72	E-mini S&P 500 Index	19,877,400	19,774,257	9/20/24	103,143	—
12	E-mini S&P MidCap 400 Index	3,549,720	3,584,789	9/20/24	—	(35,069)
Total Futures Contracts					$103,143	$(40,394)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-5

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$3,731,363
Foreign taxes withheld	(14,931)
3,716,432
EXPENSES:
Management fees	1,564,589
Distribution fees-Service Class	852,265
Shareholder servicing fees	70,895
Accounting and administration expenses	68,183
Professional fees	24,939
Trustees’ fees and expenses	7,846
Reports and statements to shareholders	6,679
Custodian fees	5,076
Consulting fees	2,151
Pricing fees	1,764
Other	7,583
2,611,970
Less:
Management fees waived	(36,596)
Expenses reimbursed	(97,329)
Total operating expenses	2,478,045
NET INVESTMENT INCOME	1,238,387
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	43,986,848
Foreign currencies	(17)
Futures contracts	3,605,793
Net realized gain	47,592,624
Net change in unrealized appreciation (depreciation) of:
Investments	11,340,583
Foreign currencies	(448)
Futures contracts	(1,067,460)
Net change in unrealized appreciation (depreciation)	10,272,675
NET REALIZED AND UNREALIZED GAIN	57,865,299
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$59,103,686
See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,238,387	$3,326,290
Net realized gain	47,592,624	11,655,287
Net change in unrealized appreciation (depreciation)	10,272,675	81,194,632
Net increase in net assets resulting from operations	59,103,686	96,176,209
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(104,431)
Service Class	—	(26,614,866)
	—	(26,719,297)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	61,061	152,160
Service Class	4,703,280	9,243,862
Reinvestment of dividends and distributions:
Standard Class	—	104,431
Service Class	—	26,614,866
	4,764,341	36,115,319
Cost of shares redeemed:
Standard Class	(80,259)	(312,766)
Service Class	(62,157,128)	(91,130,519)
	(62,237,387)	(91,443,285)
Decrease in net assets derived from capital share transactions	(57,473,046)	(55,327,966)
NET INCREASE IN NET ASSETS	1,630,640	14,128,946
NET ASSETS:
Beginning of period	488,112,596	473,983,650
End of period	$489,743,236	$488,112,596
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-6

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20[2]	12/31/19[3]
Net asset value, beginning of period	$15.289	$13.263	$18.018	$14.930	$13.638	$11.851
Income (loss) from investment operations:
Net investment income[4]	0.069	0.149	0.131	0.083	0.121	0.147
Net realized and unrealized gain (loss)	1.912	2.769	(3.297)	3.208	1.820	2.128
Total from investment operations	1.981	2.918	(3.166)	3.291	1.941	2.275
Less dividends and distributions from:
Net investment income	—	(0.156)	(0.129)	(0.095)	(0.123)	(0.196)
Net realized gain	—	(0.736)	(1.460)	(0.108)	(0.526)	(0.292)
Total dividends and distributions	—	(0.892)	(1.589)	(0.203)	(0.649)	(0.488)
Net asset value, end of period	$17.270	$15.289	$13.263	$18.018	$14.930	$13.638
Total return[5]	12.96%	22.54%	(17.45% )[6]	22.04%	14.86%	19.38%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,045	$1,829	$1,635	$2,063	$1,786	$1,566
Ratio of expenses to average net assets[7]	0.67%	0.68%	0.68%	0.68%	0.68%	0.62%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[7]	0.73%	0.73%	0.73%	0.72%	0.73%	0.73%
Ratio of net investment income to average net assets	0.85%	1.04%	0.85%	0.49%	0.91%	1.14%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.79%	0.99%	0.80%	0.45%	0.86%	1.03%
Portfolio turnover	36%	14%	22%	19%	20%	67%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]
Effective February 11, 2019, ClearBridge Investments, LLC and QS Investors, LLC were added as sub-advisers to the Fund; each responsible for the day-to-day management of a portion of the Fund's investment portfolio. Effective August 7, 2021, QS Investors, LLC merged with and into Franklin Advisers, Inc.

[4]	The average shares outstanding method has been applied for per share information.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	In 2022, 0.21% of the fund's total return consists of a voluntary reimbursement by sub-adviser Clearbridge for a realized investment loss. Excluding this item, total return would have been (17.66)%.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invested prior to February 11, 2019.
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-7

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20[2]	12/31/19[3]
Net asset value, beginning of period	$15.249	$13.233	$17.980	$14.900	$13.617	$11.845
Income (loss) from investment operations:
Net investment income[4]	0.041	0.098	0.078	0.024	0.074	0.100
Net realized and unrealized gain (loss)	1.905	2.758	(3.288)	3.197	1.811	2.122
Total from investment operations	1.946	2.856	(3.210)	3.221	1.885	2.222
Less dividends and distributions from:
Net investment income	—	(0.104)	(0.077)	(0.033)	(0.076)	(0.158)
Net realized gain	—	(0.736)	(1.460)	(0.108)	(0.526)	(0.292)
Total dividends and distributions	—	(0.840)	(1.537)	(0.141)	(0.602)	(0.450)
Net asset value, end of period	$17.195	$15.249	$13.233	$17.980	$14.900	$13.617
Total return[5]	12.76%	22.11%	(17.74% )[6]	21.62%	14.45%	18.93%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$487,698	$486,284	$472,348	$621,683	$582,318	$560,144
Ratio of expenses to average net assets[7]	1.02%	1.03%	1.03%	1.03%	1.03%	0.97%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[7]	1.08%	1.08%	1.08%	1.07%	1.08%	1.08%
Ratio of net investment income to average net assets	0.50%	0.69%	0.50%	0.14%	0.56%	0.79%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.44%	0.64%	0.45%	0.10%	0.51%	0.68%
Portfolio turnover	36%	14%	22%	19%	20%	67%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]
Effective February 11, 2019, ClearBridge Investments, LLC and QS Investors, LLC were added as sub-advisers to the Fund; each responsible for the day-to-day management of a portion of the Fund's investment portfolio. Effective August 7, 2021, QS Investors, LLC merged with and into Franklin Advisers, Inc.

[4]	The average shares outstanding method has been applied for per share information.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	In 2022, 0.22% of the fund's total return consists of a voluntary reimbursement by sub-adviser Clearbridge for a realized investment loss. Excluding this item, total return would have been (17.96)%.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invested prior to February 11, 2019.
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-8

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-9

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $91 for the six months ended June 30, 2024. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.64% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. Effective May 1, 2024, the waiver amount is 0.035% of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   Prior to May 1, 2024, the waiver amount was 0.005% of the Fund’s average daily net assets.
Effective May 1, 2024, LFI has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.645% of the Fund’s average daily net assets for the Standard Class and 0.995% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI. Prior to May 1, 2024, LIAC had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses were not to exceed 0.675% the Fund’s average daily net assets for the Standard Class and 1.025% for the Service Class.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2024	2025	2026	Total
LFI	$211,566	$217,479	$216,076	$645,121
ClearBridge Investments, LLC ("ClearBridge") and Franklin Advisers, Inc (“FAV”) are sub-advisers to the Fund with each responsible for the day-to-day management of a portion of the Fund's investment portfolio. For these services, LFI, not the Fund, pays ClearBridge and FAV a fee based on their managed portions of the Fund's average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-10

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Administrative	$20,841
Legal	3,171
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,268 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$12,599
Management fees payable to LFI	243,221
Distribution fees payable to LFD	140,123
Printing and mailing fees payable to Lincoln Life	1,011
Shareholder servicing fees payable to Lincoln Life	11,659
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$164,164,772
Sales	215,241,286
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$324,742,028
Aggregate unrealized appreciation of investments and derivatives	$167,391,178
Aggregate unrealized depreciation of investments and derivatives	(3,150,374)
Net unrealized appreciation of investments and derivatives	$164,240,804
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-11

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$4,809,303	$—	$—	$4,809,303
Air Freight & Logistics	2,560,874	—	—	2,560,874
Automobiles	3,868,487	—	—	3,868,487
Banks	19,093,765	—	—	19,093,765
Beverages	5,787,227	—	—	5,787,227
Biotechnology	11,346,018	—	—	11,346,018
Broadline Retail	18,870,148	—	—	18,870,148
Building Products	2,259,497	—	—	2,259,497
Capital Markets	7,454,718	—	—	7,454,718
Chemicals	9,171,054	—	—	9,171,054
Commercial Services & Supplies	3,859,961	—	— *	3,859,961
Communications Equipment	4,322,820	—	—	4,322,820
Construction & Engineering	1,292,748	—	—	1,292,748
Construction Materials	2,106,817	—	—	2,106,817
Consumer Finance	2,145,918	—	—	2,145,918
Consumer Staples Distribution & Retail	13,492,021	—	—	13,492,021
Containers & Packaging	1,501,265	—	—	1,501,265
Diversified Telecommunication Services	1,307,525	—	—	1,307,525
Electric Utilities	645,079	—	—	645,079
Electrical Equipment	10,685,525	—	—	10,685,525
Electronic Equipment, Instruments & Components	1,663,779	—	—	1,663,779
Entertainment	8,501,807	—	—	8,501,807
Financial Services	27,550,906	—	—	27,550,906
Food Products	5,604,248	—	—	5,604,248
Gas Utilities	1,084,659	—	—	1,084,659
Ground Transportation	4,591,811	—	—	4,591,811
Health Care Equipment & Supplies	4,350,852	—	—	4,350,852
Health Care Providers & Services	11,242,042	—	—	11,242,042
Health Care Technology	1,038,948	—	—	1,038,948
Hotels, Restaurants & Leisure	3,406,023	—	—	3,406,023
Household Durables	3,085,648	—	—	3,085,648
Household Products	5,050,538	—	—	5,050,538
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-12

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Independent Power and Renewable Electricity Producers	$1,369,575	$—	$—	$1,369,575
Industrial Conglomerates	4,357,497	—	—	4,357,497
Insurance	9,971,114	—	—	9,971,114
Interactive Media & Services	32,358,534	—	—	32,358,534
Life Sciences Tools & Services	6,227,652	—	—	6,227,652
Machinery	2,408,722	—	—	2,408,722
Media	3,581,260	—	—	3,581,260
Metals & Mining	3,565,857	—	—	3,565,857
Multi-Utilities	1,682,447	—	—	1,682,447
Oil, Gas & Consumable Fuels	17,821,377	—	—	17,821,377
Passenger Airlines	1,259,105	—	—	1,259,105
Pharmaceuticals	21,494,133	—	—	21,494,133
Professional Services	5,653,288	—	—	5,653,288
Retail REITs	1,852,719	—	—	1,852,719
Semiconductors & Semiconductor Equipment	41,810,807	—	—	41,810,807
Software	57,939,585	—	—	57,939,585
Specialized REITs	3,349,865	—	—	3,349,865
Specialty Retail	9,921,681	—	—	9,921,681
Technology Hardware, Storage & Peripherals	28,244,984	—	—	28,244,984
Textiles, Apparel & Luxury Goods	1,001,742	—	—	1,001,742
Tobacco	466,888	—	—	466,888
Trading Companies & Distributors	1,338,411	—	—	1,338,411
Wireless Telecommunication Services	1,262,506	—	—	1,262,506
Money Market Fund	26,291,052	—	—	26,291,052
Total Investments	$488,982,832	$—	$—	$488,982,832
Derivatives:

Assets:
Futures Contract	$103,143	$—	$—	$103,143
Liabilities:
Futures Contracts	$(40,394)	$—	$—	$(40,394)

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2024, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	3,687	10,546
Service Class	289,382	656,778
Shares reinvested:
Standard Class	—	7,296
Service Class	—	1,876,460
	293,069	2,551,080
Shares redeemed:
Standard Class	(4,912)	(21,506)
Service Class	(3,817,179)	(6,338,200)
	(3,822,091)	(6,359,706)
Net decrease	(3,529,022)	(3,808,626)
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-13

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$103,143	Receivables and other assets net of liabilities	$(40,394)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$3,613,121	$(1,060,511)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(7,328)	(6,949)
Total		$3,605,793	$(1,067,460)
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-14

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$25,781,520	$—
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-15

LVIP Dimensional International Core Equity Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Dimensional International Core Equity Fund

LVIP Dimensional International Core Equity Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.33%
Australia–6.49%
†29Metals Ltd.	44,703	$12,525
Accent Group Ltd.	31,728	40,956
Acrow Ltd.	13,658	9,703
Adairs Ltd.	15,236	18,702
AGL Energy Ltd.	22,177	160,222
†Ainsworth Game Technology Ltd.	6,705	4,070
†Alkane Resources Ltd.	24,815	8,277
†Alliance Aviation Services Ltd.	9,515	19,677
ALS Ltd.	20,757	193,996
Altium Ltd.	3,169	143,818
†Alumina Ltd.	122,405	138,407
†Alumina Ltd. ADR	1,700	7,531
†AMA Group Ltd.	69,257	1,987
Amotiv Ltd.	9,790	68,575
AMP Ltd.	271,448	198,286
Ampol Ltd.	13,484	290,904
Ansell Ltd.	10,726	189,974
ANZ Group Holdings Ltd.	40,571	764,313
APA Group	21,949	116,991
†Appen Ltd.	6,682	2,095
ARB Corp. Ltd.	4,358	109,399
Aristocrat Leisure Ltd.	13,987	464,297
ARN Media Ltd.	22,200	9,256
†Articore Group Ltd.	8,524	2,360
ASX Ltd.	1,992	79,732
Atlas Arteria Ltd.	37,105	126,486
AUB Group Ltd.	4,267	90,206
†Aurelia Metals Ltd.	90,985	11,532
Aurizon Holdings Ltd.	125,231	304,927
†Aussie Broadband Ltd.	6,419	14,816
Austal Ltd.	23,948	39,779
†Australian Agricultural Co. Ltd.	17,102	16,600
Australian Clinical Labs Ltd.	6,002	10,050
Australian Ethical Investment Ltd.	7,408	21,349
Auswide Bank Ltd.	2,725	6,490
Baby Bunting Group Ltd.	5,130	5,304
Bank of Queensland Ltd.	50,074	194,079
Bapcor Ltd.	29,215	100,175
Beach Energy Ltd.	151,652	150,739
Bega Cheese Ltd.	21,396	60,661
Bell Financial Group Ltd.	20,472	18,505
Bendigo & Adelaide Bank Ltd.	36,945	283,183
BHP Group Ltd.	45,795	1,303,867
BHP Group Ltd. ADR	32,090	1,832,018
BHP Group Ltd. Class DI	8,188	234,231
BlueScope Steel Ltd.	17,024	232,018
Brambles Ltd.	40,681	394,319
†Bravura Solutions Ltd.	17,986	12,958
Breville Group Ltd.	4,589	83,084
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Brickworks Ltd.	6,412	$112,069
Capitol Health Ltd.	68,459	14,386
†Capricorn Metals Ltd.	20,101	64,097
CAR Group Ltd.	4,267	100,340
Cedar Woods Properties Ltd.	3,769	11,893
†Cettire Ltd.	5,846	4,563
Challenger Ltd.	36,923	172,666
Champion Iron Ltd.	27,121	115,791
†City Chic Collective Ltd.	12,299	1,026
Cleanaway Waste Management Ltd.	88,305	163,176
Clinuvel Pharmaceuticals Ltd.	1,998	20,486
†Coast Entertainment Holdings Ltd.	56,288	17,273
Cochlear Ltd.	1,167	258,581
Codan Ltd.	8,979	72,058
†Cogstate Ltd.	4,311	3,221
Coles Group Ltd.	32,070	364,338
Collins Foods Ltd.	10,696	64,931
Commonwealth Bank of Australia	23,033	1,957,233
Computershare Ltd.	12,854	225,863
†Cooper Energy Ltd.	131,415	19,725
Corporate Travel Management Ltd.	6,019	53,243
CSL Ltd.	2,106	414,744
Data#3 Ltd.	9,337	52,134
Dicker Data Ltd.	4,196	27,040
Domain Holdings Australia Ltd.	13,033	26,518
Domino's Pizza Enterprises Ltd.	3,284	78,626
Downer EDI Ltd.	54,415	168,433
Eagers Automotive Ltd.	9,563	67,112
Elanor Investor Group	7,930	5,211
Elders Ltd.	10,552	57,440
†Electro Optic Systems Holdings Ltd.	8,726	9,081
Emeco Holdings Ltd.	23,831	11,287
†Emerald Resources NL	21,310	50,182
†EML Payments Ltd.	25,538	15,844
Endeavour Group Ltd.	67,275	226,640
†Energy World Corp. Ltd.	57,823	309
Enero Group Ltd.	5,128	4,225
EQT Holdings Ltd.	1,762	37,614
Euroz Hartleys Group Ltd.	6,413	3,636
Evolution Mining Ltd.	108,882	254,223
EVT Ltd.	9,381	72,719
†FleetPartners Group Ltd.	23,440	55,980
Fleetwood Ltd.	8,185	8,463
Flight Centre Travel Group Ltd.	10,343	139,238
Fortescue Ltd.	39,292	561,192
LVIP Dimensional International Core Equity Fund-1

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
G8 Education Ltd.	76,969	$60,845
Gold Road Resources Ltd.	68,934	78,636
GR Engineering Services Ltd.	8,627	12,373
GrainCorp Ltd. Class A	19,403	114,811
Grange Resources Ltd.	19,800	4,755
GWA Group Ltd.	14,929	23,902
Hansen Technologies Ltd.	12,748	38,609
Harvey Norman Holdings Ltd.	43,731	121,651
†Healius Ltd.	57,785	57,823
Helia Group Ltd.	31,524	81,385
HUB24 Ltd.	2,110	65,523
IDP Education Ltd.	8,226	83,137
IGO Ltd.	11,158	41,981
Iluka Resources Ltd.	26,111	114,092
Imdex Ltd.	44,759	66,286
†Immutep Ltd. ADR	4,950	9,949
Incitec Pivot Ltd.	128,004	247,635
Infomedia Ltd.	19,919	22,324
Inghams Group Ltd.	35,938	86,787
Insignia Financial Ltd.	57,131	87,277
Insurance Australia Group Ltd.	98,706	470,146
Integral Diagnostics Ltd.	13,175	23,467
IPH Ltd.	10,453	43,722
†IRESS Ltd.	8,744	46,957
IVE Group Ltd.	13,275	17,490
JB Hi-Fi Ltd.	7,657	312,660
Johns Lyng Group Ltd.	9,912	37,690
Jupiter Mines Ltd.	61,368	12,896
†Karoon Energy Ltd.	58,285	71,154
Kelsian Group Ltd.	11,120	38,203
Kogan.com Ltd.	2,853	7,936
Lendlease Corp. Ltd.	36,800	132,812
Lifestyle Communities Ltd.	6,487	53,791
Lottery Corp. Ltd.	59,535	201,359
Lovisa Holdings Ltd.	4,119	90,320
Lycopodium Ltd.	1,603	13,677
†Lynas Rare Earths Ltd.	18,020	71,285
Macmahon Holdings Ltd.	102,720	19,872
Macquarie Group Ltd.	3,463	472,868
†Macquarie Technology Group Ltd. Class L	603	38,042
Magellan Financial Group Ltd.	11,393	63,994
†Mayne Pharma Group Ltd.	10,321	32,429
McMillan Shakespeare Ltd.	6,278	73,375
McPherson's Ltd.	9,847	2,693
Medibank Pvt Ltd.	65,321	162,537
†Megaport Ltd.	6,059	45,351
†Mesoblast Ltd.	37,595	24,829
†Metals X Ltd.	32,061	8,983
Metcash Ltd.	79,435	187,588
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Michael Hill International Ltd.	14,556	$4,370
Mineral Resources Ltd.	5,814	209,130
†MMA Offshore Ltd.	44,718	76,965
Monadelphous Group Ltd.	7,774	66,589
Monash IVF Group Ltd.	25,246	21,641
†Mount Gibson Iron Ltd.	40,070	10,960
Myer Holdings Ltd.	88,520	48,718
MyState Ltd.	7,431	18,540
†Nanosonics Ltd.	3,177	6,337
National Australia Bank Ltd.	47,300	1,143,195
Netwealth Group Ltd.	8,892	131,509
New Hope Corp. Ltd.	41,944	136,546
†NEXTDC Ltd.	5,008	58,899
NIB Holdings Ltd.	30,812	151,077
Nick Scali Ltd.	4,264	39,283
Nickel Industries Ltd.	59,350	31,674
Nine Entertainment Co. Holdings Ltd.	114,713	107,135
Northern Star Resources Ltd.	27,873	241,723
†Novonix Ltd.	3,323	1,574
NRW Holdings Ltd.	46,732	96,330
Nufarm Ltd.	33,137	101,686
Objective Corp. Ltd.	1,940	15,569
†OFX Group Ltd.	15,689	23,130
†OM Holdings Ltd.	23,197	6,886
†Omni Bridgeway Ltd.	13,858	10,262
oOh!media Ltd.	48,209	43,416
Orica Ltd.	25,995	309,888
Origin Energy Ltd.	42,203	305,748
Orora Ltd.	90,756	119,270
†Paladin Energy Ltd.	3,948	32,869
Peet Ltd.	38,309	30,923
PeopleIN Ltd.	6,712	3,627
Perenti Ltd.	58,945	39,322
Perpetual Ltd.	6,361	90,427
Perseus Mining Ltd.	114,449	179,420
†PEXA Group Ltd.	6,267	57,652
Pilbara Minerals Ltd.	82,187	168,319
Pinnacle Investment Management Group Ltd.	830	7,851
Platinum Asset Management Ltd.	34,940	24,241
PointsBet Holdings Ltd.	5,076	1,591
†Praemium Ltd.	19,514	6,574
Premier Investments Ltd.	5,944	123,517
Pro Medicus Ltd.	2,725	260,425
Propel Funeral Partners Ltd.	4,499	17,287
PSC Insurance Group Ltd.	3,430	13,843
PWR Holdings Ltd.	7,683	56,276
†Qantas Airways Ltd.	16,431	64,123
QBE Insurance Group Ltd.	28,149	326,553
LVIP Dimensional International Core Equity Fund-2

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Qube Holdings Ltd.	74,773	$182,066
Ramelius Resources Ltd.	62,102	79,542
Ramsay Health Care Ltd.	5,472	173,247
REA Group Ltd.	1,078	141,425
†Red 5 Ltd.	356,296	85,567
Reece Ltd.	5,965	100,158
Regis Healthcare Ltd.	6,738	19,598
†Regis Resources Ltd.	71,547	83,764
Reject Shop Ltd.	2,536	5,735
Reliance Worldwide Corp. Ltd.	48,221	145,400
†Resolute Mining Ltd.	141,363	49,038
†Retail Food Group Ltd.	205,945	10,991
Ridley Corp. Ltd.	36,736	52,199
Rio Tinto Ltd.	11,592	920,230
†RPMGlobal Holdings Ltd.	10,496	20,095
†Sandfire Resources Ltd.	34,866	203,052
Santos Ltd.	180,740	923,579
SEEK Ltd.	5,357	76,333
†Select Harvests Ltd.	8,721	22,922
Servcorp Ltd.	2,368	6,461
Service Stream Ltd.	54,665	46,678
Seven Group Holdings Ltd.	6,962	174,999
†Seven West Media Ltd.	80,912	9,986
SG Fleet Group Ltd.	12,991	28,599
Sigma Healthcare Ltd.	159,184	135,394
Sims Ltd.	13,898	95,495
SmartGroup Corp. Ltd.	8,639	48,698
Sonic Healthcare Ltd.	15,026	263,627
South32 Ltd.	160,870	392,778
Southern Cross Media Group Ltd.	16,431	6,686
SRG Global Ltd.	41,671	23,212
†St Barbara Ltd.	62,703	8,366
†Star Entertainment Group Ltd.	219,853	71,865
Steadfast Group Ltd.	36,222	149,332
†Strike Energy Ltd.	44,686	8,347
Suncorp Group Ltd.	40,780	473,627
=†Sunland Group Ltd.	6,027	221
Super Retail Group Ltd.	14,826	137,971
†Superloop Ltd.	24,939	26,702
†Syrah Resources Ltd.	50,689	12,004
Tabcorp Holdings Ltd.	185,750	86,740
Technology One Ltd.	17,900	222,104
Telstra Group Ltd.	88,423	213,533
†Temple & Webster Group Ltd.	2,541	15,917
=†Ten Sixty Four Ltd.	34,142	2,505
Terracom Ltd.	17,167	2,519
TPG Telecom Ltd.	22,079	67,458
Transurban Group	24,939	206,296
Treasury Wine Estates Ltd.	23,049	191,277
†Tuas Ltd.	11,966	35,283
†Tyro Payments Ltd.	4,134	2,744
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Ventia Services Group Pty. Ltd.	44,417	$113,485
Viva Energy Group Ltd.	60,349	126,815
†Webjet Ltd.	10,586	63,416
Wesfarmers Ltd.	15,566	676,834
†West African Resources Ltd.	66,776	71,719
Westgold Resources Ltd.	30,764	49,665
Westpac Banking Corp.	47,517	863,152
Whitehaven Coal Ltd.	73,441	374,792
WiseTech Global Ltd.	1,680	112,409
Woodside Energy Group Ltd.	49,669	934,664
Woodside Energy Group Ltd. ADR	9,552	179,673
Woolworths Group Ltd.	17,825	401,799
Worley Ltd.	12,992	129,831
Yancoal Australia Ltd.	28,140	124,272
		34,693,967
Austria–0.54%
Agrana Beteiligungs AG	1,444	21,496
ANDRITZ AG	4,969	307,852
AT&S Austria Technologie & Systemtechnik AG	1,508	34,819
BAWAG Group AG	4,700	297,478
CA Immobilien Anlagen AG	2,270	75,266
DO & Co. AG	520	92,444
Erste Group Bank AG	9,517	450,905
†Eurotelesites AG	3,469	13,597
Fabasoft AG	435	8,572
†Lenzing AG	824	28,901
Mayr Melnhof Karton AG	482	58,021
Oesterreichische Post AG	2,883	92,472
OMV AG	10,003	435,579
Palfinger AG	713	16,952
†POLYTEC Holding AG	1,389	4,968
Porr Ag	1,155	17,317
Raiffeisen Bank International AG	4,575	79,471
†Rosenbauer International AG	188	7,087
Schoeller-Bleckmann Oilfield Equipment AG	676	27,366
Semperit AG Holding	457	5,315
†Telekom Austria AG	11,374	113,527
†UBM Development AG	240	5,475
UNIQA Insurance Group AG	4,690	39,981
Verbund AG	1,443	113,817
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,121	101,944
Voestalpine AG	9,005	243,219
LVIP Dimensional International Core Equity Fund-3

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Austria (continued)
Wienerberger AG	5,936	$196,818
Zumtobel Group AG	1,947	12,928
		2,903,587
Belgium–1.10%
Ackermans & van Haaren NV	1,881	325,335
Ageas SA	11,022	503,795
†AGFA-Gevaert NV	14,619	17,441
Anheuser-Busch InBev SA	13,979	810,221
Anheuser-Busch InBev SA ADR	1,200	69,780
†Atenor	896	5,662
Azelis Group NV	1,478	26,529
Barco NV	1,187	13,170
Bekaert SA	3,277	137,151
Bpost SA	6,706	21,725
Cie d'Entreprises CFE	740	5,904
Colruyt Group NV	4,595	219,379
Deceuninck NV	7,755	19,974
Deme Group NV	740	128,544
D'ieteren Group	440	93,348
†Econocom Group SA	6,908	15,684
Elia Group SA	851	79,700
Euronav NV	3,140	51,936
EVS Broadcast Equipment SA	1,163	36,182
Fagron	5,252	102,481
Greenyard NV	1,186	7,494
Immobel SA	390	10,358
Jensen-Group NV	278	12,266
KBC Group NV	14,528	1,025,323
Kinepolis Group NV	664	24,213
Lotus Bakeries NV	34	350,651
Melexis NV	1,483	127,693
†Ontex Group NV	5,670	49,246
†Orange Belgium SA	1,619	25,904
Proximus SADP	11,365	90,677
Recticel SA	2,992	39,797
Sipef NV	408	24,032
Solvay SA	6,621	233,073
Syensqo SA	6,621	592,575
Tessenderlo Group SA	1,773	44,907
UCB SA	1,548	229,941
Umicore SA	11,683	175,542
Van de Velde NV	509	16,790
VGP NV	882	98,236
†What's Cooking BV	51	3,965
†X-Fab Silicon Foundries SE	4,109	26,315
		5,892,939
Britain–0.04%
Hargreaves Services PLC	2,415	16,302
Travis Perkins PLC	16,821	163,516
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Britain (continued)
Wickes Group PLC	16,234	$27,334
		207,152
Canada–10.53%
†5N Plus, Inc.	6,300	28,828
Acadian Timber Corp.	800	10,017
ADENTRA, Inc.	520	14,166
ADF Group, Inc.	1,700	19,833
†Advantage Energy Ltd.	16,293	123,622
Aecon Group, Inc.	5,100	63,300
Africa Oil Corp.	5,800	10,345
Ag Growth International, Inc.	900	34,551
AGF Management Ltd. Class B	5,000	30,883
Agnico Eagle Mines Ltd.	7,058	461,593
†Aimia, Inc.	2,700	5,329
†Air Canada	9,130	119,460
AirBoss of America Corp.	1,300	5,473
Alamos Gold, Inc. Class A	19,360	303,604
Algoma Central Corp.	1,600	16,608
Algonquin Power & Utilities Corp.	20,676	121,284
Alimentation Couche-Tard, Inc.	13,900	780,018
AltaGas Ltd.	18,934	427,799
Altius Minerals Corp.	1,400	21,685
Altus Group Ltd.	1,496	55,245
Amerigo Resources Ltd.	14,300	16,202
Andlauer Healthcare Group, Inc.	1,098	31,157
Andrew Peller Ltd. Class A	1,500	4,188
ARC Resources Ltd.	28,796	513,805
†Argonaut Gold, Inc.	16,363	5,143
†Aritzia, Inc.	7,100	200,952
Atco Ltd. Class I	4,200	119,640
†Athabasca Oil Corp.	39,042	147,829
AtkinsRealis Group, Inc.	6,908	299,033
†ATS Corp.	3,975	128,602
†Aurora Cannabis, Inc.	931	4,301
†AutoCanada, Inc.	1,479	20,790
B2Gold Corp.	107,675	288,854
Badger Infrastructure Solution	2,900	87,315
Bank of Montreal	13,212	1,107,829
Bank of Nova Scotia	20,037	916,094
Barrick Gold Corp.	30,148	502,869
†Bausch Health Cos., Inc.	12,040	83,919
Baytex Energy Corp.	16,068	55,672
BCE, Inc.	1,830	59,244
Birchcliff Energy Ltd.	24,553	107,864
Bird Construction, Inc.	3,322	65,126
Black Diamond Group Ltd.	2,500	14,802
†BlackBerry Ltd.	2,334	5,835
BMTC Group, Inc.	600	6,052
LVIP Dimensional International Core Equity Fund-4

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†Bombardier, Inc. Class B	4,408	$282,675
†Bonterra Energy Corp.	2,713	10,213
Boralex, Inc. Class A	3,066	75,101
Boyd Group Services, Inc.	1,356	254,707
†Bragg Gaming Group, Inc.	1,500	8,925
Brookfield Corp. Class A	14,425	599,214
BRP, Inc.	1,741	111,537
†CAE, Inc.	9,463	175,817
†Calfrac Well Services Ltd.	2,200	6,835
Calian Group Ltd.	600	24,670
Cameco Corp.	3,563	175,300
Canaccord Genuity Group, Inc.	8,726	53,961
Canacol Energy Ltd.	2,620	8,293
†Canada Goose Holdings, Inc.	3,868	50,013
Canadian Imperial Bank of Commerce	19,842	943,351
Canadian National Railway Co.	6,816	805,174
Canadian Natural Resources Ltd.	44,132	1,571,115
Canadian Pacific Kansas City Ltd.	3,355	264,139
Canadian Tire Corp. Ltd. Class A	3,908	387,758
Canadian Utilities Ltd. Class A	3,945	85,212
Canadian Western Bank	6,945	220,222
†Canfor Corp.	4,700	49,850
†Canfor Pulp Products, Inc.	2,900	2,247
†Canopy Growth Corp.	238	1,535
Capital Power Corp.	5,188	147,860
†Capstone Copper Corp.	27,443	194,581
Cardinal Energy Ltd.	13,600	66,606
Cascades, Inc.	8,787	58,000
CCL Industries, Inc. Class B	7,619	400,651
†Celestica, Inc.	10,108	579,492
Cenovus Energy, Inc.	38,733	761,435
Centerra Gold, Inc.	16,227	109,125
CES Energy Solutions Corp.	18,401	103,569
†CGI, Inc.	5,459	544,870
†China Gold International Resources Corp. Ltd.	14,900	97,805
CI Financial Corp.	8,533	89,818
Cogeco Communications, Inc.	1,566	59,055
Cogeco, Inc.	600	21,140
Colliers International Group, Inc.	1,814	202,533
Computer Modelling Group Ltd.	8,100	78,096
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Constellation Software, Inc.	300	$864,416
Converge Technology Solutions Corp.	4,800	15,087
Corby Spirit & Wine Ltd.	700	6,636
Corus Entertainment, Inc. Class B	19,156	2,100
†Crew Energy, Inc.	5,725	17,953
†Cronos Group, Inc.	19,611	45,694
Definity Financial Corp.	3,386	111,328
†Denison Mines Corp.	25,260	50,592
†dentalcorp Holdings Ltd.	2,124	12,793
†Descartes Systems Group, Inc.	1,244	120,469
Dexterra Group, Inc.	2,620	10,246
Dollarama, Inc.	7,016	640,597
Doman Building Materials Group Ltd.	6,028	30,491
†Dorel Industries, Inc. Class B	1,100	5,588
DREAM Unlimited Corp. Class A	2,819	40,491
Dundee Precious Metals, Inc.	10,800	84,550
Dye & Durham Ltd.	2,000	18,011
Dynacor Group, Inc.	4,700	18,037
E-L Financial Corp. Ltd.	139	113,759
†Eldorado Gold Corp.	16,921	250,166
Emera, Inc.	6,709	223,870
Empire Co. Ltd. Class A	12,607	322,259
Enbridge, Inc.	17,163	610,720
Enerflex Ltd.	7,900	42,617
Enghouse Systems Ltd.	3,200	70,570
†Ensign Energy Services, Inc.	13,872	23,119
EQB, Inc.	2,312	157,575
†Equinox Gold Corp.	22,920	119,773
†ERO Copper Corp.	4,332	92,597
Evertz Technologies Ltd.	1,800	16,315
Exchange Income Corp.	1,608	53,151
Exco Technologies Ltd.	2,400	13,947
Extendicare, Inc.	8,400	44,454
Fairfax Financial Holdings Ltd.	1,079	1,227,499
Fiera Capital Corp.	6,182	35,428
Finning International, Inc.	11,000	322,510
First Majestic Silver Corp.	15,150	89,688
First Quantum Minerals Ltd.	17,179	225,654
FirstService Corp.	1,597	243,134
Fortis, Inc.	7,966	309,471
†Fortuna Silver Mines, Inc.	14,658	71,680
Franco-Nevada Corp.	1,134	134,402
Frontera Energy Corp.	5,800	34,553
†Galiano Gold, Inc.	4,900	8,417
LVIP Dimensional International Core Equity Fund-5

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†GDI Integrated Facility Services, Inc.	1,200	$28,288
George Weston Ltd.	2,207	317,470
GFL Environmental, Inc.	5,667	220,616
Gibson Energy, Inc.	11,272	191,568
Gildan Activewear, Inc.	9,982	378,534
†GoldMoney, Inc.	1,280	7,289
Great-West Lifeco, Inc.	8,145	237,613
Hammond Power Solutions, Inc.	1,600	130,393
Headwater Exploration, Inc.	14,654	77,659
†Heroux-Devtek, Inc.	2,187	39,806
High Liner Foods, Inc.	2,452	23,990
†HLS Therapeutics, Inc.	2,317	5,674
Hudbay Minerals, Inc.	26,035	235,605
Hydro One Ltd.	4,900	142,732
iA Financial Corp., Inc.	7,323	459,865
†IAMGOLD Corp.	34,000	127,720
IGM Financial, Inc.	4,694	129,595
†Imperial Metals Corp.	3,600	5,737
Imperial Oil Ltd.	7,040	480,480
Information Services Corp.	1,000	18,874
Innergex Renewable Energy, Inc.	6,057	45,293
InPlay Oil Corp.	5,700	9,250
Intact Financial Corp.	2,402	400,336
†Interfor Corp.	6,355	76,740
†International Petroleum Corp.	8,726	115,663
†Ivanhoe Mines Ltd. Class A	2,200	28,383
Jamieson Wellness, Inc.	1,000	21,205
†Journey Energy, Inc.	3,866	8,647
†K92 Mining, Inc.	11,200	64,267
†Karora Resources, Inc.	8,800	38,338
K-Bro Linen, Inc.	800	18,888
†Kelt Exploration Ltd.	13,500	62,860
Keyera Corp.	11,994	332,190
†Kinaxis, Inc.	600	69,190
Kinross Gold Corp.	107,332	893,616
†Knight Therapeutics, Inc.	6,900	28,598
Lassonde Industries, Inc. Class A	400	45,147
Laurentian Bank of Canada	3,587	69,614
Leon's Furniture Ltd.	2,194	36,710
†Lightspeed Commerce, Inc.	8,995	123,142
Linamar Corp.	4,176	202,962
Loblaw Cos. Ltd.	3,556	412,512
†Lucara Diamond Corp.	28,465	6,866
Lundin Gold, Inc.	4,646	68,635
Lundin Mining Corp.	50,809	565,638
Magellan Aerospace Corp.	1,000	5,950
Magna International, Inc.	15,848	664,031
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Mainstreet Equity Corp.	200	$24,227
†Major Drilling Group International, Inc.	6,566	43,580
†Mandalay Resources Corp.	5,200	8,362
Manulife Financial Corp.	23,893	636,099
Maple Leaf Foods, Inc.	3,717	62,274
Martinrea International, Inc.	8,100	68,090
†Mattr Corp.	7,434	90,857
†MDA Space Ltd.	3,263	32,581
Medical Facilities Corp.	2,900	26,816
†MEG Energy Corp.	28,038	599,885
Methanex Corp.	4,768	230,108
Metro, Inc.	5,671	314,173
Morguard Corp.	186	15,115
MTY Food Group, Inc.	1,659	54,498
Mullen Group Ltd.	8,500	81,642
National Bank of Canada	15,925	1,263,128
Neo Performance Materials, Inc.	900	5,427
†New Gold, Inc.	59,077	116,595
†NFI Group, Inc.	5,000	57,893
North American Construction Group Ltd.	2,400	46,275
North West Co., Inc.	3,800	115,107
Northland Power, Inc.	14,408	247,707
Nutrien Ltd.	21,297	1,084,231
Nuvei Corp.	3,000	97,140
†NuVista Energy Ltd.	10,300	107,062
†Obsidian Energy Ltd.	2,900	21,692
OceanaGold Corp.	50,766	116,520
Open Text Corp.	6,831	205,203
†Organigram Holdings, Inc.	1,466	2,258
†Orla Mining Ltd.	3,151	12,100
Osisko Gold Royalties Ltd.	9,790	152,543
Pan American Silver Corp.	19,478	387,143
Paramount Resources Ltd. Class A	5,950	135,175
Parex Resources, Inc.	11,160	178,814
Park Lawn Corp.	1,419	26,979
Parkland Corp.	11,221	314,554
Pason Systems, Inc.	5,362	72,235
Pembina Pipeline Corp.	8,830	327,419
Petrus Resources Ltd.	1,100	1,110
Peyto Exploration & Development Corp.	14,495	154,481
PHX Energy Services Corp.	3,310	21,945
†Pieridae Energy Ltd.	11,200	3,193
Pine Cliff Energy Ltd.	9,500	7,014
Pizza Pizza Royalty Corp.	900	8,612
Polaris Renewable Energy, Inc.	1,700	15,931
Pollard Banknote Ltd.	800	16,374
†Precision Drilling Corp.	1,455	102,330
LVIP Dimensional International Core Equity Fund-6

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Premium Brands Holdings Corp.	2,439	$167,996
Pulse Seismic, Inc.	4,700	8,451
†Quarterhill, Inc.	21,100	27,299
Quebecor, Inc. Class B	9,150	193,093
RB Global, Inc.	2,297	175,399
†Real Matters, Inc.	5,000	22,952
Restaurant Brands International, Inc.	5,202	366,090
†RF Capital Group, Inc.	445	2,514
Richelieu Hardware Ltd.	3,600	108,391
Rogers Communications, Inc. Class B	10,684	395,111
Rogers Sugar, Inc.	8,922	36,391
Royal Bank of Canada	25,356	2,697,820
Russel Metals, Inc.	6,029	164,249
Sandstorm Gold Ltd.	14,300	77,792
Saputo, Inc.	10,320	231,739
Savaria Corp.	900	11,835
Secure Energy Services, Inc.	15,950	141,190
†Shopify, Inc. Class A	1,858	122,758
Sienna Senior Living, Inc.	4,916	51,206
†SilverCrest Metals, Inc.	6,789	55,330
Sleep Country Canada Holdings, Inc.	2,800	53,378
Spin Master Corp.	2,381	49,063
Sprott, Inc.	833	34,478
SSR Mining, Inc.	18,197	82,165
Stantec, Inc.	4,207	351,892
Stelco Holdings, Inc.	2,870	77,978
Stella-Jones, Inc.	5,046	329,269
StorageVault Canada, Inc.	6,586	22,434
†Strathcona Resources Ltd.	508	11,968
Sun Life Financial, Inc.	15,602	764,498
Suncor Energy, Inc.	48,896	1,862,938
†SunOpta, Inc.	4,163	22,480
Superior Plus Corp.	16,674	108,109
Tamarack Valley Energy Ltd.	31,060	84,685
†Taseko Mines Ltd.	18,300	45,079
TC Energy Corp.	25,205	955,269
Teck Resources Ltd. Class B	20,685	990,935
TerraVest Industries, Inc.	900	47,557
TFI International, Inc.	2,657	385,783
Thomson Reuters Corp.	1,229	207,173
Tidewater Midstream & Infrastructure Ltd.	18,184	8,108
†Tilray Brands, Inc.	20,522	34,066
TMX Group Ltd.	6,545	182,182
†Torex Gold Resources, Inc.	6,800	105,376
Toromont Industries Ltd.	4,100	363,023
Toronto-Dominion Bank	22,702	1,247,732
Total Energy Services, Inc.	3,299	23,295
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Tourmaline Oil Corp.	16,136	$731,873
TransAlta Corp.	22,240	157,643
Transcontinental, Inc. Class A	7,600	83,997
Trican Well Service Ltd.	20,070	70,712
Triple Flag Precious Metals Corp.	334	5,177
†Trisura Group Ltd.	1,300	39,322
Veren, Inc.	55,030	433,784
Vermilion Energy, Inc.	12,723	140,074
VersaBank	900	9,690
Wajax Corp.	2,500	46,800
†Well Health Technologies Corp.	8,003	27,553
†Wesdome Gold Mines Ltd.	7,729	62,259
West Fraser Timber Co. Ltd.	4,019	308,701
Western Forest Products, Inc.	34,200	11,375
Westshore Terminals Investment Corp.	2,378	39,475
Wheaton Precious Metals Corp.	3,160	165,647
Whitecap Resources, Inc.	58,329	426,792
†WildBrain Ltd.	9,347	7,652
Winpak Ltd.	2,095	68,376
WSP Global, Inc.	2,954	459,991
Yellow Pages Ltd.	1,229	8,202
		56,281,957
Chile–0.03%
Antofagasta PLC	6,266	167,130
		167,130
China–0.05%
†AustAsia Group Ltd.	2,360	347
Belimo Holding AG	320	160,490
†Fosun Tourism Group	18,600	8,622
KRP Development Holdings Ltd.	13,000	1,132
Yangzijiang Shipbuilding Holdings Ltd.	42,500	77,102
		247,693
Colombia–0.01%
†Gran Tierra Energy, Inc.	3,367	32,586
		32,586
Denmark–3.19%
†ALK-Abello AS	9,188	201,996
Alm Brand AS	63,402	126,005
†Ambu AS Class B	11,079	213,183
AP Moller - Maersk AS Class A	75	127,299
LVIP Dimensional International Core Equity Fund-7

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
AP Moller - Maersk AS Class B	66	$114,725
†Bang & Olufsen AS	8,549	11,405
†Bavarian Nordic AS	5,084	126,007
†Better Collective AS	1,955	41,870
†Cadeler AS	5,873	37,074
Carlsberg AS Class B	4,712	565,394
cBrain AS	389	13,630
Chemometec AS	653	28,562
Coloplast AS Class B	2,288	274,866
Columbus AS	4,653	6,441
D/S Norden AS	2,354	102,490
Danske Bank AS	16,326	486,458
†Demant AS	5,585	241,721
Dfds AS	2,231	63,080
DSV AS	3,505	537,032
FLSmidth & Co. AS	3,466	172,307
†Genmab AS	1,412	353,816
†GN Store Nord AS	9,580	267,017
H Lundbeck AS	24,445	136,408
H Lundbeck AS Class A	3,565	17,098
†H&H International AS Class B	1,148	16,551
ISS AS	12,503	214,371
Jeudan AS	571	17,137
Jyske Bank AS	3,860	307,075
Matas AS	3,162	52,671
†Netcompany Group AS	2,818	120,912
†Nilfisk Holding AS	1,443	28,885
†NKT AS	4,788	419,059
†NNIT AS	488	7,512
Novo Nordisk AS Class B	48,011	6,932,877
Novonesis (Novozymes) B Class B	15,645	957,270
†NTG Nordic Transport Group AS Class A	319	13,926
†Orsted AS	1,635	87,010
Pandora AS	6,883	1,038,791
Per Aarsleff Holding AS	1,112	60,918
Ringkjoebing Landbobank AS	2,305	385,938
Rockwool AS Class A	423	169,166
Rockwool AS Class B	600	243,484
†Royal Unibrew AS	3,551	281,473
†RTX AS	299	4,156
Scandinavian Tobacco Group AS Class A	5,273	74,432
Schouw & Co. AS	848	66,609
Solar AS Class B	701	32,514
SP Group AS	170	6,298
Spar Nord Bank AS	6,895	132,674
Sparekassen Sjaelland-Fyn AS	1,222	39,482
†Svitzer Group AS	282	10,510
Sydbank AS	5,228	277,019
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
Tivoli AS	204	$20,740
Topdanmark AS	3,407	179,942
Tryg AS	15,951	348,618
†Zealand Pharma AS	1,852	237,354
		17,051,258
Faeroe Islands–0.07%
†Vestas Wind Systems AS	15,070	348,948
		348,948
Finland–1.50%
†Afarak Group SE	29,162	9,166
Aktia Bank OYJ	3,682	36,514
Alandsbanken Abp Class B	968	34,314
Alma Media OYJ	1,259	13,888
Anora Group OYJ	1,138	5,539
Aspo OYJ	1,168	7,330
Atria OYJ	742	7,597
Cargotec OYJ Class B	2,504	200,990
Citycon OYJ	5,407	22,873
Elisa OYJ	7,145	327,809
Enento Group OYJ	540	9,484
eQ OYJ	68	1,012
†Finnair OYJ	6,784	19,068
Fiskars OYJ Abp	1,943	33,793
Fortum OYJ	24,414	356,895
Gofore OYJ	497	12,828
Harvia OYJ	658	25,932
Huhtamaki OYJ	7,574	303,852
†Incap OYJ	669	8,497
Kemira OYJ	10,616	258,763
Kesko OYJ Class A	6,192	111,804
Kesko OYJ Class B	17,294	303,560
†Kojamo OYJ	5,368	55,275
Kone OYJ Class B	9,036	446,018
Konecranes OYJ	5,067	287,334
Lassila & Tikanoja OYJ	2,818	26,196
†Lindex Group OYJ	1,585	5,653
Mandatum OYJ	6,661	29,804
Marimekko OYJ	2,270	34,667
Metsa Board OYJ Class B	11,901	93,424
Metso OYJ	33,134	350,733
Neste OYJ	9,058	161,274
Nokia OYJ	111,621	425,385
Nokia OYJ ADR	14,459	54,655
Nordea Bank Abp	94,805	1,128,522
Olvi OYJ Class A	983	33,530
Oma Saastopankki OYJ	488	7,484
Oriola OYJ Class B	10,932	10,584
Orion OYJ Class A	1,949	82,865
Orion OYJ Class B	6,642	283,534
Outokumpu OYJ	33,170	119,714
Ponsse OYJ	944	26,387
Puuilo OYJ	1,208	13,041
†QT Group OYJ	864	71,757
LVIP Dimensional International Core Equity Fund-8

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Finland (continued)
Raisio OYJ Class V	7,767	$15,854
Revenio Group OYJ	982	28,921
Sampo OYJ Class A	6,661	286,057
Sanoma OYJ	5,246	36,462
Stora Enso OYJ Class R	29,203	398,912
Taaleri PLC	1,347	11,844
Terveystalo OYJ	6,412	59,056
TietoEVRY OYJ	7,660	147,991
Tokmanni Group Corp.	5,246	73,599
UPM-Kymmene OYJ	14,174	495,160
Vaisala OYJ Class A	1,389	59,800
Valmet OYJ	8,508	243,190
Wartsila OYJ Abp	15,057	290,255
†WithSecure OYJ	2,413	2,651
YIT OYJ	11,776	28,401
		8,037,497
France–7.40%
ABC arbitrage	1,320	5,435
Accor SA	7,619	312,512
Aeroports de Paris SA	810	98,545
†Air France-KLM	4,267	37,600
Air Liquide SA	3,709	640,629
Airbus SE	6,962	956,301
AKWEL SADIR	593	6,973
Alstom SA	17,865	300,381
Alten SA	1,859	204,067
Amundi SA	2,161	139,438
Arkema SA	4,561	396,386
Assystem SA	625	35,475
†Atos SE	5,977	6,311
Aubay	366	14,601
AXA SA	19,479	637,722
†Axway Software SA	477	13,384
Ayvens SA	546	3,166
†Bastide le Confort Medical	242	4,691
Beneteau SACA	2,685	28,094
†Bigben Interactive	1,625	3,707
BioMerieux	1,255	119,284
BNP Paribas SA	14,844	946,360
Boiron SA	814	27,329
Bollore SE	27,617	162,079
Bonduelle SCA	1,767	11,506
Bouygues SA	9,572	307,227
Bureau Veritas SA	14,977	414,785
Capgemini SE	2,429	483,069
Carrefour SA	33,177	469,008
Catana Group	1,510	6,921
CBo Territoria	2,578	9,691
†Cegedim SA	545	7,471
Cie de Saint-Gobain SA	14,839	1,154,065
Cie des Alpes	1,197	17,383
Cie Generale des Etablissements Michelin SCA	25,749	995,766
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
†Clariane SE	5,582	$11,000
Coface SA	9,918	138,188
Credit Agricole SA	17,997	245,549
Danone SA	9,253	565,634
Dassault Aviation SA	522	94,812
Dassault Systemes SE	1,635	61,810
Derichebourg SA	9,326	42,448
Edenred SE	5,232	220,823
Eiffage SA	6,266	575,499
Electricite de Strasbourg SA	55	6,420
†Elior Group SA	8,292	23,462
Elis SA	18,117	392,317
Engie SA	61,692	881,031
Equasens	336	19,179
Eramet SA	361	36,400
EssilorLuxottica SA	2,308	497,317
Esso SA Francaise	184	32,396
Etablissements Maurel et Prom SA	5,157	33,331
Eurazeo SE	2,614	208,140
†Euroapi SA	433	1,182
†Eutelsat Communications SACA	14,980	60,257
Exel Industries SA Class A	95	5,372
†Fnac Darty SA	1,020	32,170
Forvia SE	11,277	133,512
Gaztransport Et Technigaz SA	2,589	337,991
Getlink SE	14,940	247,200
GL Events SACA	866	15,414
Groupe Crit SA	390	26,313
†Guerbet	783	29,517
†Haulotte Group SA	610	1,908
Hermes International SCA	351	804,434
†ID Logistics Group SACA	233	87,710
Imerys SA	2,970	106,809
Infotel SA	163	7,332
Interparfums SA	860	35,183
Ipsen SA	2,871	352,053
IPSOS SA	3,552	224,056
Jacquet Metals SACA	1,315	20,617
†JCDecaux SE	5,614	110,446
Kaufman & Broad SA	1,064	29,171
Kering SA	1,252	453,871
La Francaise des Jeux SAEM	6,644	226,270
Lectra	1,094	32,278
Legrand SA	3,911	388,021
Linedata Services	45	3,248
LISI SA	720	17,889
LNA Sante SA	494	12,565
L'Oreal SA	2,405	1,056,139
LVMH Moet Hennessy Louis Vuitton SE	4,387	3,352,678
LVIP Dimensional International Core Equity Fund-9

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Maisons du Monde SA	3,382	$14,669
Manitou BF SA	943	21,006
Mersen SA	2,002	68,288
Metropole Television SA	2,859	35,946
†Nacon SA	1,056	1,316
Neoen SA	3,045	122,811
Nexans SA	1,917	211,255
†Nexity SA	3,478	31,046
Oeneo SA	52	596
Opmobility	2,622	25,483
Orange SA	127,700	1,279,256
†OVH Groupe SAS	643	4,015
Pernod Ricard SA	1,591	215,882
Publicis Groupe SA	6,532	695,208
Quadient SA	3,215	60,048
Renault SA	9,648	494,308
Rexel SA	17,812	460,871
Robertet SA	11	9,625
Rubis SCA	4,691	131,926
Safran SA	4,136	874,374
Samse SACA	6	1,083
Sanofi SA	11,458	1,103,649
Sartorius Stedim Biotech	139	22,821
Savencia SA	292	15,949
Schneider Electric SE	3,490	838,347
SCOR SE	14,330	363,103
SEB SA	1,763	180,501
Seche Environnement SACA	286	29,496
†SMCP SA	2,424	4,828
Societe BIC SA	1,667	98,190
Societe Generale SA	21,479	504,225
Societe LDC SADIR	194	28,568
Sodexo SA	1,744	156,890
†SOITEC	977	109,026
Sopra Steria Group	1,185	229,830
SPIE SA	10,196	368,858
Stef SA	359	46,137
STMicroelectronics NV	9,766	383,608
†Synergie SE	615	21,274
Technip Energies NV	10,199	228,720
Teleperformance SE	3,585	377,562
Television Francaise 1 SA	5,220	40,754
Thales SA	2,435	389,861
Thermador Groupe	504	42,155
Totalenergies EP Gabon	103	17,263
TotalEnergies SE	73,318	4,894,148
Trigano SA	757	88,692
†Ubisoft Entertainment SA	7,366	161,243
Valeo SE	19,292	205,327
†Vallourec SACA	13,383	209,900
†Vantiva SA	8,058	923
Veolia Environnement SA	11,043	330,196
Verallia SA	5,220	189,401
Vetoquinol SA	184	18,464
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Vicat SACA	1,860	$66,830
Vinci SA	11,297	1,190,253
Virbac SACA	258	90,214
†Viridien	51,187	26,154
Vivendi SE	29,232	305,422
†Voltalia SA	2,127	19,704
Wavestone	400	21,933
†Worldline SA	7,737	83,854
		39,538,009
Georgia–0.01%
TBC Bank Group PLC	2,396	77,840
		77,840
Germany–6.21%
1&1 AG	3,646	62,241
7C Solarparken AG	8,243	23,659
Adesso SE	209	18,757
adidas AG	1,960	468,091
†Adtran Networks SE	574	12,159
All for One Group SE	186	11,872
Allgeier SE	430	8,427
Allianz SE	4,207	1,169,174
Amadeus Fire AG	434	49,361
Atoss Software SE	604	72,448
Aurubis AG	2,584	202,707
†Auto1 Group SE	1,704	11,105
BASF SE	22,576	1,092,473
†Basler AG	591	6,722
Bayer AG	38,070	1,075,541
Bayerische Motoren Werke AG	10,343	978,971
†BayWa AG	1,161	25,178
Bechtle AG	5,758	270,957
Beiersdorf AG	677	99,003
Bertrandt AG	393	12,332
Bijou Brigitte AG	197	7,701
Bilfinger SE	2,251	118,366
†Borussia Dortmund GmbH & Co. KGaA	4,770	18,033
†BRANICKS Group AG	2,395	5,125
Brenntag SE	6,519	439,557
CANCOM SE	1,984	68,545
Carl Zeiss Meditec AG	589	41,411
†Ceconomy AG	11,681	37,154
CENIT AG	409	4,950
Cewe Stiftung & Co. KGAA	635	71,814
Commerzbank AG	37,164	564,574
CompuGroup Medical SE & Co. KgaA	1,908	48,632
Continental AG	6,601	373,968
†Covestro AG	9,336	547,912
CTS Eventim AG & Co. KGaA	4,665	389,187
Daimler Truck Holding AG	25,183	1,002,465
LVIP Dimensional International Core Equity Fund-10

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
†Delivery Hero SE	460	$10,912
Dermapharm Holding SE	1,610	62,072
Deutsche Bank AG	56,828	906,691
Deutsche Boerse AG	4,970	1,017,153
Deutsche Lufthansa AG	40,384	246,953
Deutsche Post AG	26,841	1,086,288
Deutsche Telekom AG	92,654	2,329,870
Deutsche Telekom AG ADR	3,637	91,616
Deutsche Wohnen SE	773	14,868
Draegerwerk AG & Co. KGaA	351	16,653
Duerr AG	2,831	60,031
DWS Group GmbH & Co. KGaA	2,488	88,302
E.ON SE	25,943	340,489
Eckert & Ziegler SE	314	15,422
EDAG Engineering Group AG	532	6,011
Elmos Semiconductor SE	625	50,937
ElringKlinger AG	2,669	14,220
†Encavis AG	8,674	158,849
Energiekontor AG	647	43,376
EuroEyes International Eye Clinic Ltd. Class C	9,000	5,993
Evonik Industries AG	14,168	289,050
†Evotec SE	3,436	33,026
Fielmann Group AG	2,159	99,193
FlatexDEGIRO AG	4,182	59,343
†Fraport AG Frankfurt Airport Services Worldwide	3,183	164,306
Freenet AG	11,715	311,145
Fresenius Medical Care AG	10,029	384,083
†Fresenius SE & Co. KGaA	14,204	424,104
FUCHS SE	2,470	88,087
GEA Group AG	11,370	473,674
Gerresheimer AG	2,472	265,533
Gesco SE	598	10,663
GFT Technologies SE	1,564	41,790
H&R GmbH & Co. KGaA	1,285	6,661
Hamburger Hafen und Logistik AG	2,777	47,584
Hannover Rueck SE	963	244,115
Hapag-Lloyd AG	869	161,283
Hawesko Holding SE	179	5,233
Heidelberg Materials AG	5,748	596,007
†Heidelberger Druckmaschinen AG	22,239	30,247
Hella GmbH & Co. KGaA	1,171	107,224
†HelloFresh SE	9,987	48,344
Henkel AG & Co. KGaA	2,279	179,269
Hensoldt AG	3,159	116,177
HOCHTIEF AG	1,815	206,429
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Hornbach Holding AG & Co. KGaA	827	$69,703
Hugo Boss AG	5,172	231,362
Indus Holding AG	1,375	35,415
Infineon Technologies AG	22,365	821,667
Init Innovation in Traffic Systems SE	421	17,584
Instone Real Estate Group SE	2,366	20,778
IVU Traffic Technologies AG	706	10,585
Jenoptik AG	3,103	89,792
JOST Werke SE	1,011	46,557
KION Group AG	6,175	258,507
Kloeckner & Co. SE	3,199	18,911
Knaus Tabbert AG	280	11,710
Knorr-Bremse AG	3,499	267,179
†Koenig & Bauer AG	1,264	18,329
Kontron AG	2,163	44,522
Krones AG	723	90,748
KWS Saat SE & Co. KGaA	831	53,042
Lanxess AG	5,825	143,356
LEG Immobilien SE	3,014	246,155
Leifheit AG	726	13,023
†Manz AG	413	2,512
†Medigene AG	2,082	2,531
†Medios AG	567	9,801
Mercedes-Benz Group AG	20,578	1,422,995
Merck KGaA	821	136,064
METRO AG	10,491	47,582
MLP SE	5,885	36,114
MTU Aero Engines AG	656	167,767
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,982	991,265
Mutares SE & Co. KGaA	1,324	45,941
†Nagarro SE	732	59,501
Nemetschek SE	3,062	301,199
New Work SE	230	16,183
Nexus AG	381	22,279
Norma Group SE	2,359	43,656
OHB SE	563	26,288
†Pfeiffer Vacuum Technology AG	280	47,259
PNE AG	3,960	57,592
ProCredit Holding AG	1,188	11,680
ProSiebenSat.1 Media SE	10,108	71,608
Puma SE	6,489	297,921
†PVA TePla AG	1,053	17,152
†q.beyond AG	11,002	9,544
Rational AG	276	229,815
Rheinmetall AG	1,673	852,312
Salzgitter AG	2,683	51,864
SAP SE	3,397	689,477
LVIP Dimensional International Core Equity Fund-11

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Secunet Security Networks AG	79	$10,609
†SGL Carbon SE	5,077	34,472
Siemens AG	10,394	1,933,757
Siemens Healthineers AG	4,078	234,963
Siltronic AG	1,210	93,820
Sirius Real Estate Ltd.	67,760	80,345
Sixt SE	1,131	80,245
SMA Solar Technology AG	531	14,990
STRATEC SE	652	31,841
Stroeer SE & Co. KGaA	2,308	147,934
Suedzucker AG	6,024	87,739
SUESS MicroTec SE	1,510	99,454
†Surteco Group SE	396	6,828
Symrise AG	1,256	153,747
†TAG Immobilien AG	9,159	134,087
Takkt AG	2,185	27,893
Talanx AG	3,138	250,536
†TeamViewer SE	10,857	121,796
Technotrans SE	604	11,514
Thyssenkrupp AG	34,721	150,151
United Internet AG	5,928	127,734
Verbio SE	845	15,782
Volkswagen AG	1,307	156,910
Vonovia SE	10,495	298,412
Vossloh AG	732	36,688
Wacker Chemie AG	1,267	138,132
Wacker Neuson SE	2,960	48,882
Washtec AG	765	32,198
†Westwing Group SE	241	2,065
Wuestenrot & Wuerttembergische AG	1,974	27,821
†Zalando SE	1,656	38,822
Zeal Network SE	623	23,018
		33,199,860
Gibraltar–0.00%
†Evoke PLC	10,606	11,228
		11,228
Greece–0.01%
Okeanis Eco Tankers Corp.	941	30,053
		30,053
Guernsey–0.00%
=†πRaven Property Group Ltd.	26,309	0
		0
Hong Kong–1.68%
AIA Group Ltd.	197,400	1,339,753
Analogue Holdings Ltd.	86,000	10,903
†Apollo Future Mobility Group Ltd.	16,600	1,531
ASMPT Ltd.	10,800	150,610
Bank of East Asia Ltd.	80,321	102,033
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
†Blue River Holdings Ltd.	170,000	$2,656
BOC Hong Kong Holdings Ltd.	66,000	203,264
†BOCOM International Holdings Co. Ltd.	59,000	1,964
Bright Smart Securities & Commodities Group Ltd.	108,000	24,064
=†Brightoil Petroleum Holdings Ltd.	123,000	0
Budweiser Brewing Co. APAC Ltd.	36,200	42,648
=†Burwill Holdings Ltd.	208,000	0
Cafe de Coral Holdings Ltd.	34,000	35,006
Cathay Pacific Airways Ltd.	100,909	103,247
†Century City International Holdings Ltd.	124,000	2,969
†China Energy Development Holdings Ltd.	840,000	8,068
†Chinese Estates Holdings Ltd.	79,500	14,456
Chow Sang Sang Holdings International Ltd.	30,000	27,814
Chow Tai Fook Jewellery Group Ltd.	52,600	56,917
CITIC Telecom International Holdings Ltd.	159,000	53,346
CK Asset Holdings Ltd.	46,280	173,349
CK Hutchison Holdings Ltd.	68,680	328,930
CK Infrastructure Holdings Ltd.	17,000	96,004
†CK Life Sciences International Holdings, Inc.	194,000	8,074
CLP Holdings Ltd.	19,000	153,527
†C-Mer Medical Holdings Ltd.	18,000	6,408
Convenience Retail Asia Ltd.	48,000	3,750
†Cowell e Holdings, Inc.	18,000	56,588
Crystal International Group Ltd.	46,500	23,104
CSI Properties Ltd.	300,000	3,073
Dah Sing Banking Group Ltd.	44,000	36,681
Dah Sing Financial Holdings Ltd.	13,200	36,765
Eagle Nice International Holdings Ltd.	4,000	2,310
EC Healthcare	28,000	4,339
Emperor International Holdings Ltd.	106,000	4,887
†Esprit Holdings Ltd.	212,000	4,045
LVIP Dimensional International Core Equity Fund-12

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
ESR Group Ltd.	98,800	$129,809
Fairwood Holdings Ltd.	6,000	6,055
Far East Consortium International Ltd.	137,005	18,948
First Pacific Co. Ltd.	172,000	79,953
FSE Lifestyle Services Ltd.	22,000	15,833
Galaxy Entertainment Group Ltd.	9,000	41,951
Giordano International Ltd.	126,000	29,850
=†Gold Fin Holdings	80,000	0
Great Eagle Holdings Ltd.	14,722	20,775
Guotai Junan International Holdings Ltd.	312,000	23,972
Hang Lung Group Ltd.	52,000	56,601
Hang Lung Properties Ltd.	100,000	85,286
Hang Seng Bank Ltd.	8,300	106,712
Hanison Construction Holdings Ltd.	16,639	1,012
Henderson Land Development Co. Ltd.	34,412	92,320
HK Electric Investments & HK Electric Investments Ltd.	84,000	53,246
HKBN Ltd.	69,000	21,736
HKR International Ltd.	50,160	7,644
HKT Trust & HKT Ltd.	254,000	284,931
Hong Kong & China Gas Co. Ltd.	266,362	202,610
Hong Kong Exchanges & Clearing Ltd.	14,743	472,362
†Hong Kong Technology Venture Co. Ltd.	17,000	3,701
Hongkong & Shanghai Hotels Ltd.	43,044	31,860
Hongkong Land Holdings Ltd.	47,800	154,394
Hutchison Telecommunications Hong Kong Holdings Ltd.	78,000	9,789
Hysan Development Co. Ltd.	27,000	38,793
†IGG, Inc.	68,000	26,211
†ITC Properties Group Ltd.	32,819	1,681
Johnson Electric Holdings Ltd.	30,496	45,925
K Wah International Holdings Ltd.	78,000	17,280
Karrie International Holdings Ltd.	52,000	5,327
Kerry Logistics Network Ltd.	43,500	41,890
Kerry Properties Ltd.	41,500	72,169
Kowloon Development Co. Ltd.	35,000	23,306
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
†Lai Sun Development Co. Ltd.	45,450	$3,550
†Lai Sun Garment International Ltd.	32,185	2,514
Liu Chong Hing Investment Ltd.	10,000	5,903
L'Occitane International SA	27,750	117,979
Luk Fook Holdings International Ltd.	30,000	63,849
Man Wah Holdings Ltd.	120,400	82,641
Mandarin Oriental International Ltd.	11,700	20,241
†Melco Resorts & Entertainment Ltd. ADR	600	4,476
†Midland Holdings Ltd.	68,000	6,879
Modern Dental Group Ltd.	35,000	19,273
MTR Corp. Ltd.	15,438	48,732
†NagaCorp Ltd.	81,321	39,884
Nameson Holdings Ltd.	38,000	3,747
New World Development Co. Ltd.	84,769	79,352
=†NewOcean Energy Holdings Ltd.	62,000	56
Nissin Foods Co. Ltd.	36,000	22,359
=†Pacific Andes International Holdings Ltd.	338,000	0
Pacific Basin Shipping Ltd.	449,000	141,444
Pacific Textiles Holdings Ltd.	82,000	16,381
PAX Global Technology Ltd.	26,000	19,511
PCCW Ltd.	313,444	156,942
Perfect Medical Health Management Ltd.	42,000	13,661
Pico Far East Holdings Ltd.	58,000	13,518
Plover Bay Technologies Ltd.	24,000	11,371
Power Assets Holdings Ltd.	23,000	124,439
PRADA SpA	9,500	71,046
Prudential PLC	25,364	230,338
Public Financial Holdings Ltd.	24,000	3,811
†Regal Hotels International Holdings Ltd.	18,000	6,546
Regina Miracle International Holdings Ltd.	29,000	8,913
†Sa Sa International Holdings Ltd.	78,000	8,290
Samsonite International SA	89,700	267,640
†Shandong Hi-Speed Holdings Group Ltd.	22,000	17,213
LVIP Dimensional International Core Equity Fund-13

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Shangri-La Asia Ltd.	84,000	$57,764
†Shun Tak Holdings Ltd.	92,000	8,718
SITC International Holdings Co. Ltd.	89,000	241,617
†SJM Holdings Ltd.	161,250	54,720
SmarTone Telecommunications Holdings Ltd.	33,500	15,572
Soundwill Holdings Ltd.	5,000	3,662
Stella International Holdings Ltd.	36,000	73,023
Sun Hung Kai Properties Ltd.	15,000	129,753
SUNeVision Holdings Ltd.	70,000	22,768
Swire Pacific Ltd. Class A	14,500	128,121
Swire Pacific Ltd. Class B	25,000	33,551
Swire Properties Ltd.	18,400	29,312
Tai Hing Group Holdings Ltd.	62,000	6,431
Tao Heung Holdings Ltd.	2,000	187
Techtronic Industries Co. Ltd.	21,500	245,587
†Television Broadcasts Ltd.	36,000	15,305
†Texhong International Group Ltd.	9,500	5,316
Theme International Holdings Ltd.	300,000	18,824
Town Health International Medical Group Ltd.	336,000	12,048
Tradelink Electronic Commerce Ltd.	74,000	8,434
Transport International Holdings Ltd.	14,950	17,230
United Laboratories International Holdings Ltd.	84,000	88,636
Value Partners Group Ltd.	41,000	8,191
Valuetronics Holdings Ltd.	29,600	13,861
Vitasoy International Holdings Ltd.	42,000	31,732
†VPower Group International Holdings Ltd.	11,052	403
VSTECS Holdings Ltd.	60,000	34,037
VTech Holdings Ltd.	12,100	90,490
Wang On Group Ltd.	1,220,000	4,843
WH Group Ltd.	418,341	275,357
Wharf Real Estate Investment Co. Ltd.	29,000	76,872
Wing Tai Properties Ltd.	16,000	4,282
Xinyi Glass Holdings Ltd.	118,270	129,643
YTO International Express & Supply Chain Technology Ltd.	28,000	5,378
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Yue Yuen Industrial Holdings Ltd.	58,500	$113,119
=†Zensun Enterprises Ltd.	55,000	2,324
†Zhaobangji Lifestyle Holdings Ltd.	112,000	2,352
		8,988,977
Ireland–0.68%
AIB Group PLC	73,473	388,394
Bank of Ireland Group PLC	63,663	665,981
C&C Group PLC	26,878	53,955
Cairn Homes PLC	46,656	79,446
†COSMO Pharmaceuticals NV	651	50,793
Dalata Hotel Group PLC	10,148	43,255
DCC PLC	5,790	405,480
FBD Holdings PLC	1,118	15,266
†Flutter Entertainment PLC	1,866	340,583
Glanbia PLC	12,768	248,865
†Glenveagh Properties PLC	42,689	57,513
Grafton Group PLC CDI	14,495	170,094
†Hostelworld Group PLC	9,886	20,370
Irish Continental Group PLC	13,703	80,714
†James Hardie Industries PLC CDI	10,411	328,507
Kerry Group PLC Class A	3,486	282,427
Kingspan Group PLC	4,598	391,476
†Permanent TSB Group Holdings PLC	929	1,303
		3,624,422
Isle Of Man–0.02%
Entain PLC	9,595	76,413
Strix Group PLC	6,954	7,375
		83,788
Israel–0.83%
†Afcon Holdings Ltd.	294	7,082
†AFI Properties Ltd.	894	38,349
Africa Israel Residences Ltd.	328	17,133
†Airport City Ltd.	3,084	43,353
†Alrov Properties & Lodgings Ltd.	323	11,382
Amot Investments Ltd.	3,705	14,924
Arad Ltd.	603	7,192
Ashdod Refinery Ltd.	681	10,423
†Ashtrom Group Ltd.	2,536	28,854
AudioCodes Ltd.	1,429	14,833
Aura Investments Ltd.	6,537	20,076
†Azorim-Investment Development & Construction Co. Ltd.	3,495	14,035
LVIP Dimensional International Core Equity Fund-14

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Azrieli Group Ltd.	254	$14,840
Bank Hapoalim BM	23,630	208,691
Bank Leumi Le-Israel BM	49,386	402,574
Bezeq The Israeli Telecommunication Corp. Ltd.	68,119	76,375
†Big Shopping Centers Ltd.	238	22,823
Blue Square Real Estate Ltd.	300	20,356
†Brack Capital Properties NV	158	9,221
†Cellcom Israel Ltd.	9,940	34,052
†Clal Insurance Enterprises Holdings Ltd.	5,502	77,735
Danel Adir Yeoshua Ltd.	390	31,915
Delek Automotive Systems Ltd.	1,180	5,937
Delek Group Ltd.	768	80,921
Delta Galil Ltd.	858	35,976
Delta Israel Brands Ltd.	528	8,851
†Dor Alon Energy in Israel 1988 Ltd.	819	15,310
†Doral Group Renewable Energy Resources Ltd.	4,821	12,827
Elbit Systems Ltd.	237	41,861
†Electra Consumer Products 1970 Ltd.	515	10,267
Electra Ltd.	132	44,039
Electra Real Estate Ltd.	1,339	11,422
Energix-Renewable Energies Ltd.	6,392	23,900
†Enlight Renewable Energy Ltd.	1,443	22,803
†Equital Ltd.	1,918	54,792
†Fattal Holdings 1998 Ltd.	340	34,852
First International Bank Of Israel Ltd.	3,148	119,556
FMS Enterprises Migun Ltd.	399	14,845
Formula Systems 1985 Ltd.	762	53,420
Fox Wizel Ltd.	970	65,240
Gav-Yam Lands Corp. Ltd.	2,548	16,759
†Gilat Satellite Networks Ltd.	1,455	6,495
†Hagag Group Real Estate Development	2,121	8,836
Hamat Group Ltd.	832	2,211
Harel Insurance Investments & Financial Services Ltd.	9,588	76,702
Hilan Ltd.	1,352	69,779
ICL Group Ltd.	27,546	118,455
IDI Insurance Co. Ltd.	511	13,169
Ilex Medical Ltd.	301	5,077
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Inrom Construction Industries Ltd.	7,985	$20,655
Isracard Ltd.	1	3
Israel Canada T.R Ltd.	3,989	12,620
Israel Discount Bank Ltd. Class A	50,528	252,159
†Israel Land Development Co. Ltd.	991	7,482
Israel Shipyards Industries Ltd.	315	4,553
Isras Investment Co. Ltd.	128	22,228
†Kamada Ltd.	634	3,139
Kerur Holdings Ltd.	403	6,617
M Yochananof & Sons Ltd.	297	13,729
Magic Software Enterprises Ltd.	2,298	21,934
†Malam - Team Ltd.	1,739	26,049
Matrix IT Ltd.	2,451	44,255
Max Stock Ltd.	5,071	11,699
Maytronics Ltd.	4,037	15,058
Mediterranean Towers Ltd.	4,876	9,384
Mega Or Holdings Ltd.	1,052	25,109
Meitav Investment House Ltd.	3,316	13,932
Menora Mivtachim Holdings Ltd.	2,003	47,991
Meshulam Levinstein Contracting & Engineering Ltd.	119	7,841
Migdal Insurance & Financial Holdings Ltd.	29,788	33,151
Mivne Real Estate KD Ltd.	11,443	26,723
Mizrahi Tefahot Bank Ltd.	6,227	211,167
†Neto Malinda Trading Ltd.	834	12,847
Next Vision Stabilized Systems Ltd.	4,619	65,900
†Nice Ltd. Sponsored ADR	256	44,024
†Nova Ltd.	598	140,342
Oil Refineries Ltd.	183,266	42,272
One Software Technologies Ltd.	3,774	45,660
†OPC Energy Ltd.	3,139	21,985
Palram Industries 1990 Ltd.	1,245	16,636
†Partner Communications Co. Ltd.	10,680	42,950
Paz Oil Co. Ltd.	681	61,634
†Perion Network Ltd.	1,094	9,221
Phoenix Holdings Ltd.	9,871	89,760
Plasson Industries Ltd.	216	7,194
Plus500 Ltd.	6,766	193,809
Prashkovsky Investments & Construction Ltd.	354	6,847
LVIP Dimensional International Core Equity Fund-15

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	855	$44,901
Retailors Ltd.	581	10,160
Sano-Brunos Enterprises Ltd.	99	7,879
†Scope Metals Group Ltd.	396	11,249
†Shapir Engineering & Industry Ltd.	3,710	18,754
†Shikun & Binui Ltd.	15,502	28,745
Shufersal Ltd.	9,132	59,580
Strauss Group Ltd.	1,472	21,731
Tadiran Group Ltd.	222	11,502
Tamar Petroleum Ltd.	6,761	35,602
Telsys Ltd.	266	11,747
†Teva Pharmaceutical Industries Ltd.	7,733	125,813
†Teva Pharmaceutical Industries Ltd. ADR	7,933	128,911
Tiv Taam Holdings 1 Ltd.	2,570	3,322
†Tower Semiconductor Ltd.	3,710	145,840
YH Dimri Construction & Development Ltd.	672	49,713
		4,454,528
Italy–2.40%
A2A SpA	92,627	184,460
ACEA SpA	4,679	75,716
Amplifon SpA	7,582	269,907
Anima Holding SpA	14,273	71,231
†Aquafil SpA	1,318	4,150
Arnoldo Mondadori Editore SpA	9,603	25,094
Ascopiave SpA	2,898	7,061
Assicurazioni Generali SpA	13,731	342,485
Avio SpA	2,148	27,375
Azimut Holding SpA	9,657	227,735
Banca Generali SpA	3,836	153,892
Banca IFIS SpA	2,288	47,610
Banca Mediolanum SpA	8,172	90,231
Banca Monte dei Paschi di Siena SpA	14,156	66,478
Banca Popolare di Sondrio SPA	31,179	223,053
Banco BPM SpA	91,956	592,261
Banco di Desio e della Brianza SpA	4,685	22,026
Biesse SpA	1,326	15,095
BPER Banca SpA	87,370	441,739
Brembo NV	7,274	79,880
Brunello Cucinelli SpA	2,373	237,618
Buzzi SpA	3,596	144,726
Carel Industries SpA	2,643	48,968
Cementir Holding NV	2,477	24,724
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
†CIR SpA-Compagnie Industriali	42,425	$27,034
Credito Emiliano SpA	7,868	78,364
Danieli & C Officine Meccaniche SpA	3,470	106,455
†Datalogic SpA	1,618	9,634
Davide Campari-Milano NV	4,307	40,701
De' Longhi SpA	540	16,887
†Digital Bros SpA	331	3,197
†Digital Value SpA	184	11,863
†doValue SpA	3,693	7,831
Elica SpA	3,193	5,882
Emak SpA	9,453	10,205
Enav SpA	7,019	28,008
Enel SpA	142,329	989,863
Eni SpA	51,490	791,526
ERG SpA	501	12,577
†Esprinet SpA	1,533	8,332
Ferrari NV	1,901	775,058
FinecoBank Banca Fineco SpA	24,297	362,211
Gefran SpA	845	7,945
†Geox SpA	789	484
Hera SpA	46,718	159,804
IMMSI SpA	4,790	2,342
Infrastrutture Wireless Italiane SpA	3,812	39,804
Interpump Group SpA	1,007	44,734
Intesa Sanpaolo SpA	168,838	627,616
†Iren SpA	40,187	83,451
Italgas SpA	26,577	130,985
Iveco Group NV	13,612	152,629
Leonardo SpA	13,348	309,917
LU-VE SpA	721	20,037
Maire SpA	9,843	81,590
Mediobanca Banca di Credito Finanziario SpA	26,145	383,320
MFE-MediaForEurope NV Class A	18,173	62,630
MFE-MediaForEurope NV Class B	6,267	27,182
Moltiply Group SpA	912	33,306
Moncler SpA	4,003	244,617
†Newlat Food SpA	1,500	19,695
†Nexi SpA	27,909	170,189
Orsero SpA	801	10,791
OVS SpA	14,491	38,550
Pharmanutra SpA	227	11,560
Piaggio & C SpA	13,390	39,808
Pirelli & C SpA	21,051	125,348
Poste Italiane SpA	16,168	205,963
Prysmian SpA	4,376	270,972
RAI Way SpA	7,667	40,316
LVIP Dimensional International Core Equity Fund-16

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
Recordati Industria Chimica e Farmaceutica SpA	2,190	$114,220
Reply SpA	830	122,489
Rizzoli Corriere Della Sera Mediagroup SpA	17,359	13,683
Sabaf SpA	510	8,985
†Safilo Group SpA	2,772	2,981
†Saipem SpA	59,511	152,450
Salvatore Ferragamo SpA	2,493	21,105
Sanlorenzo SpA	298	12,319
Saras SpA	52,213	90,530
Sesa SpA	435	53,714
Snam SpA	62,172	275,055
SOL SpA	1,655	58,667
†Spaxs SpA	2,590	13,225
Technogym SpA	8,664	89,261
†Telecom Italia SpA	730,245	174,790
Terna - Rete Elettrica Nazionale	26,385	203,959
UniCredit SpA	26,882	996,253
Unieuro SpA	1,596	13,742
Unipol Gruppo SpA	32,825	326,229
Webuild SpA	8,251	18,097
Zignago Vetro SpA	1,349	17,048
		12,833,530
Japan–22.51%
&Do Holdings Co. Ltd.	1,500	9,901
77 Bank Ltd.	4,800	133,507
A&D HOLON Holdings Co. Ltd.	2,600	47,721
AB&Company Co. Ltd.	1,700	9,774
ABC-Mart, Inc.	1,200	21,070
Achilles Corp.	800	8,125
Adastria Co. Ltd.	1,600	36,149
ADEKA Corp.	6,100	122,766
Ad-sol Nissin Corp.	1,300	15,304
Advan Group Co. Ltd.	1,400	8,493
Advantest Corp.	12,800	511,157
Adventure, Inc.	300	9,659
Aeon Co. Ltd.	12,600	269,323
Aeon Delight Co. Ltd.	1,500	37,153
Aeon Fantasy Co. Ltd.	1,000	14,208
Aeon Hokkaido Corp.	2,300	12,980
Aeon Mall Co. Ltd.	4,400	51,838
AGC, Inc.	8,900	287,982
Agro-Kanesho Co. Ltd.	800	6,166
Ahresty Corp.	1,900	8,621
Ai Holdings Corp.	2,000	29,536
Aica Kogyo Co. Ltd.	2,800	60,876
Aichi Financial Group, Inc.	1,498	25,009
Aichi Steel Corp.	1,200	26,366
Aichi Tokei Denki Co. Ltd.	1,500	21,341
Ain Holdings, Inc.	2,300	85,601
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Air Water, Inc.	13,900	$187,951
Airport Facilities Co. Ltd.	2,700	10,136
Airtrip Corp.	1,500	12,903
Aisan Industry Co. Ltd.	2,000	17,403
Aisin Corp.	6,800	221,595
Ajinomoto Co., Inc.	5,700	199,849
†Akebono Brake Industry Co. Ltd.	7,100	7,546
Akita Bank Ltd.	1,500	24,865
Albis Co. Ltd.	600	10,192
Alconix Corp.	2,700	26,247
Alfresa Holdings Corp.	9,800	134,187
Alinco, Inc.	2,100	14,318
Alleanza Holdings Co. Ltd.	1,600	11,446
Alpen Co. Ltd.	2,200	27,909
Alpha Systems, Inc.	700	13,161
†AlphaPolis Co. Ltd.	600	7,585
Alps Alpine Co. Ltd.	18,024	172,129
Alps Logistics Co. Ltd.	1,100	39,107
Altech Corp.	1,980	31,037
Amada Co. Ltd.	18,700	206,538
Amano Corp.	3,800	98,112
Amiyaki Tei Co. Ltd.	300	10,927
Amvis Holdings, Inc.	2,900	41,439
ANA Holdings, Inc.	3,100	57,216
Anest Iwata Corp.	1,300	13,284
Anicom Holdings, Inc.	8,900	37,229
Anritsu Corp.	8,100	62,075
AOKI Holdings, Inc.	3,000	24,930
Aoyama Trading Co. Ltd.	3,400	31,572
Aoyama Zaisan Networks Co. Ltd.	1,300	12,411
Aozora Bank Ltd.	6,700	109,418
Arakawa Chemical Industries Ltd.	1,000	7,514
Arata Corp.	2,200	48,269
ARCLANDS Corp.	4,918	59,423
Arcs Co. Ltd.	3,600	65,046
ARE Holdings, Inc.	6,600	86,105
Arealink Co. Ltd.	1,400	15,115
Argo Graphics, Inc.	800	23,842
Arisawa Manufacturing Co. Ltd.	1,500	15,169
Artience Co. Ltd.	3,300	68,917
As One Corp.	3,600	64,151
Asahi Co. Ltd.	1,900	18,269
Asahi Group Holdings Ltd.	6,500	229,272
Asahi Intecc Co. Ltd.	6,200	86,917
Asahi Kasei Corp.	52,500	336,262
Asahi Net, Inc.	1,400	5,813
Asahi Yukizai Corp.	1,500	48,853
Asanuma Corp.	1,000	23,494
Asia Pile Holdings Corp.	1,700	10,461
Asics Corp.	18,400	281,449
ASKUL Corp.	2,000	27,161
LVIP Dimensional International Core Equity Fund-17

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Astellas Pharma, Inc.	12,300	$121,555
Astena Holdings Co. Ltd.	2,300	7,762
Aucnet, Inc.	1,200	20,526
Autobacs Seven Co. Ltd.	5,600	54,124
Avant Group Corp.	2,000	17,142
Avantia Co. Ltd.	1,400	7,422
Awa Bank Ltd.	2,500	43,912
Axial Retailing, Inc.	6,400	40,773
Azbil Corp.	3,700	103,050
AZ-Com Maruwa Holdings, Inc.	3,100	22,524
Bandai Namco Holdings, Inc.	9,800	191,261
Bando Chemical Industries Ltd.	4,300	53,506
Bank of Iwate Ltd.	1,400	24,939
Bank of Kochi Ltd.	500	2,868
Bank of Nagoya Ltd.	700	33,719
Bank of Saga Ltd.	1,500	25,424
Bank of the Ryukyus Ltd.	3,500	27,997
Bank of Toyama Ltd.	500	5,619
Base Co. Ltd.	600	10,632
BayCurrent Consulting, Inc.	5,600	112,773
Beauty Garage, Inc.	1,200	12,217
Beenos, Inc.	2,500	37,432
Belc Co. Ltd.	900	42,625
Bell System24 Holdings, Inc.	3,000	29,797
Belluna Co. Ltd.	3,800	18,139
†Bengo4.com, Inc.	600	12,624
Bic Camera, Inc.	6,700	63,839
BIPROGY, Inc.	4,100	113,604
Bourbon Corp.	500	7,328
Br Holdings Corp.	2,000	4,550
BrainPad, Inc.	900	5,924
Bridgestone Corp.	16,300	640,491
Brother Industries Ltd.	9,000	158,363
Bull-Dog Sauce Co. Ltd.	1,000	12,537
Bunka Shutter Co. Ltd.	4,300	47,065
Business Brain Showa-Ota, Inc.	700	9,785
C Uyemura & Co. Ltd.	500	34,527
Calbee, Inc.	4,000	76,798
Canon Electronics, Inc.	1,900	26,689
Canon Marketing Japan, Inc.	3,000	83,423
Canon, Inc.	8,100	219,202
Capcom Co. Ltd.	10,400	196,054
Careerlink Co. Ltd.	700	10,760
Carlit Co. Ltd.	2,400	21,585
Casa, Inc.	2,700	15,338
Casio Computer Co. Ltd.	7,900	58,996
Cawachi Ltd.	1,200	21,928
CellSource Co. Ltd.	600	5,012
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Celsys, Inc.	1,900	$10,191
Central Glass Co. Ltd.	2,700	62,847
Central Japan Railway Co.	7,500	161,896
Central Security Patrols Co. Ltd.	900	17,649
Central Sports Co. Ltd.	600	9,401
Ceres, Inc.	1,000	10,137
Change Holdings, Inc.	3,100	23,141
Charm Care Corp. KK	3,000	28,622
Chiba Bank Ltd.	18,200	161,989
Chiba Kogyo Bank Ltd.	4,900	30,943
Chilled & Frozen Logistics Holdings Co. Ltd.	1,400	49,860
†Chiyoda Corp.	7,600	14,266
Chori Co. Ltd.	700	15,576
Chubu Electric Power Co., Inc.	10,800	127,608
Chubu Shiryo Co. Ltd.	1,700	17,128
Chuetsu Pulp & Paper Co. Ltd.	800	7,613
Chugai Pharmaceutical Co. Ltd.	10,000	355,274
Chugin Financial Group, Inc.	12,500	131,029
Chugoku Electric Power Co., Inc.	14,600	95,872
Chugoku Marine Paints Ltd.	2,700	34,134
CI Takiron Corp.	4,000	18,273
Citizen Watch Co. Ltd.	18,600	124,277
CKD Corp.	4,200	83,013
CK-San-Etsu Co. Ltd.	700	16,881
CMK Corp.	8,100	30,056
Coca-Cola Bottlers Japan Holdings, Inc.	9,475	118,784
Colowide Co. Ltd.	6,100	75,866
Computer Engineering & Consulting Ltd.	1,800	23,953
COMSYS Holdings Corp.	5,300	101,823
Comture Corp.	2,300	26,089
Concordia Financial Group Ltd.	37,469	220,357
Cosmo Energy Holdings Co. Ltd.	4,800	241,656
Cosmos Pharmaceutical Corp.	700	56,452
Cota Co. Ltd.	1,064	10,528
CRE, Inc.	500	4,954
Create Restaurants Holdings, Inc.	9,400	64,268
Create SD Holdings Co. Ltd.	1,800	40,444
Creek & River Co. Ltd.	1,100	12,430
Cresco Ltd.	1,800	14,913
CTI Engineering Co. Ltd.	1,000	31,823
LVIP Dimensional International Core Equity Fund-18

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
CTS Co. Ltd.	2,700	$13,593
Curves Holdings Co. Ltd.	3,600	17,520
CyberAgent, Inc.	11,300	70,761
Cybozu, Inc.	2,000	24,849
Dai Nippon Toryo Co. Ltd.	2,000	16,446
Daicel Corp.	22,600	216,673
Dai-Dan Co. Ltd.	2,800	53,428
Daido Metal Co. Ltd.	3,800	14,738
Daido Steel Co. Ltd.	11,000	101,529
Daifuku Co. Ltd.	6,000	112,251
Daihatsu Diesel Manufacturing Co. Ltd.	2,100	21,576
Daiho Corp.	1,000	20,822
Daiichi Jitsugyo Co. Ltd.	1,800	27,197
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	1,000	5,258
Dai-ichi Life Holdings, Inc.	11,500	307,210
Daiichi Sankyo Co. Ltd.	3,800	130,469
Daiichikosho Co. Ltd.	5,400	55,598
Daiken Medical Co. Ltd.	2,500	8,515
Daiki Aluminium Industry Co. Ltd.	3,000	23,718
Daikin Industries Ltd.	4,100	570,060
Daikokutenbussan Co. Ltd.	800	42,563
Daikyonishikawa Corp.	4,000	17,478
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	600	12,754
Daio Paper Corp.	6,400	35,411
Daiseki Co. Ltd.	2,100	48,816
Daishi Hokuetsu Financial Group, Inc.	3,050	97,250
Daishinku Corp.	1,000	4,401
Daito Pharmaceutical Co. Ltd.	1,760	24,394
Daito Trust Construction Co. Ltd.	1,900	195,857
Daitron Co. Ltd.	800	14,425
Daiwa House Industry Co. Ltd.	23,100	585,361
Daiwa Securities Group, Inc.	36,000	274,548
Daiwabo Holdings Co. Ltd.	7,800	139,696
DCM Holdings Co. Ltd.	9,200	83,486
†DD GROUP Co. Ltd.	1,200	8,853
Dear Life Co. Ltd.	2,300	13,724
Denka Co. Ltd.	5,500	73,959
Denso Corp.	17,500	271,707
Dentsu Group, Inc.	5,100	128,475
Dentsu Soken, Inc.	1,800	59,071
Dexerials Corp.	3,800	176,030
Diamond Electric Holdings Co. Ltd.	700	3,037
DIC Corp.	7,400	140,328
Digital Arts, Inc.	900	25,228
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Digital Hearts Holdings Co. Ltd.	1,000	$6,445
Digital Information Technologies Corp.	1,900	21,989
Dip Corp.	3,200	54,417
Direct Marketing MiX, Inc.	1,500	2,303
Disco Corp.	1,600	607,023
DKS Co. Ltd.	600	14,954
DMG Mori Co. Ltd.	9,200	238,849
Double Standard, Inc.	1,200	12,918
Doutor Nichires Holdings Co. Ltd.	2,900	40,375
Dowa Holdings Co. Ltd.	4,900	173,871
DTS Corp.	2,200	57,636
DyDo Group Holdings, Inc.	1,200	19,974
Eagle Industry Co. Ltd.	2,500	29,958
Earth Corp.	400	12,008
East Japan Railway Co.	7,500	124,208
EAT&HOLDINGS Co. Ltd.	1,400	18,413
Ebara Corp.	20,000	316,179
Ebara Foods Industry, Inc.	500	9,183
Ebara Jitsugyo Co. Ltd.	1,200	30,766
Ebase Co. Ltd.	1,200	5,393
Eco's Co. Ltd.	1,500	21,835
EDION Corp.	6,600	66,660
EF-ON, Inc.	960	2,458
eGuarantee, Inc.	2,400	21,630
E-Guardian, Inc.	300	3,811
Ehime Bank Ltd.	2,500	20,418
Eidai Co. Ltd.	3,200	4,933
Eiken Chemical Co. Ltd.	2,300	32,022
Eisai Co. Ltd.	1,800	73,750
Elan Corp.	1,800	9,991
Elecom Co. Ltd.	2,000	20,287
Electric Power Development Co. Ltd.	5,700	88,942
Elematec Corp.	1,500	18,777
EM Systems Co. Ltd.	1,900	7,192
En Japan, Inc.	2,200	35,785
Endo Lighting Corp.	1,600	15,265
ENEOS Holdings, Inc.	151,350	777,587
Enomoto Co. Ltd.	1,000	9,559
†eRex Co. Ltd.	2,300	10,193
ES-Con Japan Ltd.	1,800	11,837
ESPEC Corp.	1,500	29,694
Exedy Corp.	3,000	54,969
EXEO Group, Inc.	12,600	125,264
Ezaki Glico Co. Ltd.	3,500	90,953
F&M Co. Ltd.	600	6,325
FALCO HOLDINGS Co. Ltd.	900	12,905
Fancl Corp.	4,500	76,916
FANUC Corp.	3,700	101,394
Fast Retailing Co. Ltd.	2,700	680,664
†FDK Corp.	1,200	5,340
LVIP Dimensional International Core Equity Fund-19

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Feed One Co. Ltd.	1,840	$10,910
Ferrotec Holdings Corp.	3,700	63,725
FIDEA Holdings Co. Ltd.	1,800	18,538
Financial Partners Group Co. Ltd.	3,300	45,903
FINDEX, Inc.	1,400	8,850
†Fintech Global, Inc.	20,000	10,691
First Bank of Toyama Ltd.	3,100	24,509
First Brothers Co. Ltd.	1,700	12,679
Fixstars Corp.	1,500	18,217
Food & Life Cos. Ltd.	7,600	122,982
Foster Electric Co. Ltd.	1,900	21,280
FP Corp.	3,900	58,467
France Bed Holdings Co. Ltd.	1,400	11,016
Freebit Co. Ltd.	2,700	21,682
F-Tech, Inc.	1,100	4,430
Fudo Tetra Corp.	1,890	28,463
Fuji Corp.	6,900	106,455
Fuji Corp. Ltd.	3,100	15,684
Fuji Electric Co. Ltd.	3,600	204,781
Fuji Kosan Co. Ltd.	800	8,896
Fuji Kyuko Co. Ltd.	2,000	39,654
Fuji Oil Co. Ltd.	6,500	20,766
Fuji Oil Holdings, Inc.	4,300	75,114
Fuji Pharma Co. Ltd.	700	6,509
Fuji Seal International, Inc.	2,700	41,316
Fuji Soft, Inc.	1,400	63,174
Fujibo Holdings, Inc.	1,300	40,481
Fujicco Co. Ltd.	1,300	15,013
FUJIFILM Holdings Corp.	12,000	280,589
Fujikura Composites, Inc.	1,400	12,095
Fujikura Ltd.	10,100	199,376
Fujimi, Inc.	2,400	45,273
Fujimori Kogyo Co. Ltd.	900	23,718
Fujisash Co. Ltd.	13,300	7,109
†Fujita Kanko, Inc.	400	24,215
Fujitsu General Ltd.	3,500	45,401
Fujitsu Ltd.	21,600	337,915
Fujiya Co. Ltd.	600	9,748
FuKoKu Co. Ltd.	1,800	25,698
Fukuda Corp.	400	14,544
Fukuda Denshi Co. Ltd.	1,400	59,171
Fukui Bank Ltd.	1,800	25,855
Fukui Computer Holdings, Inc.	1,100	17,263
Fukuoka Financial Group, Inc.	6,700	179,066
Fukushima Bank Ltd.	1,600	2,864
Fukushima Galilei Co. Ltd.	700	28,933
Fukuyama Transporting Co. Ltd.	2,400	59,221
FULLCAST Holdings Co. Ltd.	1,600	14,430
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Funai Soken Holdings, Inc.	3,000	$42,756
Furukawa Battery Co. Ltd.	2,300	18,841
Furukawa Co. Ltd.	3,300	38,561
Furukawa Electric Co. Ltd.	5,600	141,801
Furuno Electric Co. Ltd.	2,500	32,445
Furuya Metal Co. Ltd.	1,200	32,594
Furyu Corp.	2,700	17,688
Fuso Chemical Co. Ltd.	1,900	48,300
Fuso Pharmaceutical Industries Ltd.	400	6,076
Futaba Industrial Co. Ltd.	7,100	38,966
Future Corp.	4,000	37,989
G-7 Holdings, Inc.	3,200	32,798
Gakken Holdings Co. Ltd.	2,200	14,467
Gakkyusha Co. Ltd.	900	11,965
Gecoss Corp.	900	5,695
Genki Sushi Co. Ltd.	800	16,707
Genky DrugStores Co. Ltd.	2,000	35,826
Geo Holdings Corp.	3,500	36,394
Gift Holdings, Inc.	2,200	37,070
†giftee, Inc.	1,900	13,167
Giken Ltd.	1,700	20,456
GLOBERIDE, Inc.	1,400	18,621
Glory Ltd.	4,300	74,927
GMO Financial Gate, Inc.	300	12,418
GMO Financial Holdings, Inc.	2,700	13,157
GMO GlobalSign Holdings KK	800	14,828
GMO Payment Gateway, Inc.	1,600	88,040
†GNI Group Ltd.	2,500	36,811
Godo Steel Ltd.	1,200	38,262
Goldwin, Inc.	1,200	65,739
†Golf Digest Online, Inc.	2,300	8,077
Greens Co. Ltd.	1,100	13,161
Gremz, Inc.	1,700	27,124
GS Yuasa Corp.	6,100	120,832
G-Tekt Corp.	1,700	20,678
Gunma Bank Ltd.	25,500	162,773
Gunze Ltd.	1,100	39,381
H.U. Group Holdings, Inc.	4,600	67,160
H2O Retailing Corp.	7,100	105,117
HABA Laboratories, Inc.	400	4,957
Hachijuni Bank Ltd.	27,678	180,546
Hagihara Industries, Inc.	1,300	12,670
Hagiwara Electric Holdings Co. Ltd.	1,200	29,312
Hakudo Co. Ltd.	1,100	19,581
Hakuhodo DY Holdings, Inc.	13,900	101,513
Hakuto Co. Ltd.	1,000	31,947
Halows Co. Ltd.	800	22,226
Hamakyorex Co. Ltd.	1,800	49,282
Hamamatsu Photonics KK	3,200	85,683
LVIP Dimensional International Core Equity Fund-20

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Hankyu Hanshin Holdings, Inc.	6,100	$162,045
Hanwa Co. Ltd.	3,300	126,347
Happinet Corp.	800	16,583
Hard Off Corp. Co. Ltd.	2,100	27,162
Harima Chemicals Group, Inc.	1,400	8,110
Harmonic Drive Systems, Inc.	1,600	45,248
Haseko Corp.	20,600	227,651
Hashimoto Sogyo Holdings Co. Ltd.	1,400	12,008
Hazama Ando Corp.	13,100	94,938
Heiwa Corp.	4,700	60,528
Heiwa Real Estate Co. Ltd.	2,200	53,602
Heiwado Co. Ltd.	3,300	49,554
†Hino Motors Ltd.	22,300	57,937
Hioki EE Corp.	600	25,322
Hirakawa Hewtech Corp.	2,000	18,273
Hirano Tecseed Co. Ltd.	700	8,084
Hirata Corp.	700	28,976
Hirogin Holdings, Inc.	22,300	172,285
Hirose Electric Co. Ltd.	1,200	132,538
Hiroshima Gas Co. Ltd.	2,000	4,947
†HIS Co. Ltd.	800	8,090
Hitachi Construction Machinery Co. Ltd.	5,000	133,880
Hitachi Ltd.	97,000	2,171,030
Hitachi Zosen Corp.	13,400	87,618
Hochiki Corp.	1,300	18,107
Hodogaya Chemical Co. Ltd.	400	13,599
Hogy Medical Co. Ltd.	1,600	39,232
Hokkaido Coca-Cola Bottling Co. Ltd.	400	6,660
Hokkaido Electric Power Co., Inc.	9,500	70,502
Hokkaido Gas Co. Ltd.	800	17,130
Hokkan Holdings Ltd.	800	8,985
Hokko Chemical Industry Co. Ltd.	2,100	19,435
Hokkoku Financial Holdings, Inc.	1,900	62,353
Hokuetsu Corp.	9,600	63,129
Hokuetsu Industries Co. Ltd.	2,000	29,685
Hokuhoku Financial Group, Inc.	9,900	127,157
Hokuriku Electric Industry Co. Ltd.	1,300	11,425
Hokuriku Electric Power Co.	7,900	50,010
Hokuto Corp.	1,200	14,171
Honda Motor Co. Ltd.	75,000	801,790
Honda Motor Co. Ltd. ADR	1,162	37,463
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
H-One Co. Ltd.	800	$5,072
Honeys Holdings Co. Ltd.	2,300	22,615
Honma Golf Ltd.	17,500	7,373
Hoosiers Holdings Co. Ltd.	2,900	20,891
Horiba Ltd.	2,500	201,691
Hoshizaki Corp.	1,500	47,567
Hosokawa Micron Corp.	1,200	31,512
House Foods Group, Inc.	2,400	42,454
Howa Machinery Ltd.	1,300	6,868
Hoya Corp.	5,000	581,298
HS Holdings Co. Ltd.	1,600	9,855
Hulic Co. Ltd.	14,900	131,923
Hyakugo Bank Ltd.	16,800	72,258
Hyakujushi Bank Ltd.	2,400	50,718
Ibiden Co. Ltd.	4,600	187,214
IBJ, Inc.	1,500	5,566
Ichibanya Co. Ltd.	1,000	6,874
Ichiken Co. Ltd.	800	13,256
Ichikoh Industries Ltd.	2,000	6,762
Ichinen Holdings Co. Ltd.	2,500	26,882
Ichiyoshi Securities Co. Ltd.	4,600	24,703
ID Holdings Corp.	1,100	10,153
IDEA Consultants, Inc.	700	10,268
Idec Corp.	2,000	36,708
Idemitsu Kosan Co. Ltd.	49,380	319,655
IDOM, Inc.	5,900	51,266
IHI Corp.	3,700	110,501
Iida Group Holdings Co. Ltd.	7,400	97,393
Iino Kaiun Kaisha Ltd.	6,900	54,895
I'll, Inc.	900	13,839
Imagica Group, Inc.	1,900	6,483
Imura & Co. Ltd.	1,100	7,398
Imuraya Group Co. Ltd.	800	12,247
Inaba Denki Sangyo Co. Ltd.	2,500	60,911
Inaba Seisakusho Co. Ltd.	900	10,779
Inabata & Co. Ltd.	3,500	76,792
Inageya Co. Ltd.	400	3,051
I-NE Co. Ltd.	700	7,501
I-Net Corp.	1,100	14,686
Infocom Corp.	1,700	64,031
INFRONEER Holdings, Inc.	15,640	126,810
Innotech Corp.	3,400	37,404
Inpex Corp.	43,000	632,612
Insource Co. Ltd.	3,600	19,937
Intage Holdings, Inc.	500	4,658
Integrated Design & Engineering Holdings Co. Ltd.	1,300	34,219
Internet Initiative Japan, Inc.	6,400	94,256
LVIP Dimensional International Core Equity Fund-21

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Inui Global Logistics Co. Ltd.	1,200	$8,659
I-PEX, Inc.	900	11,770
IPS, Inc.	600	8,365
IR Japan Holdings Ltd.	800	6,026
Iriso Electronics Co. Ltd.	1,400	26,453
ISB Corp.	1,100	9,900
Iseki & Co. Ltd.	2,300	14,939
Isetan Mitsukoshi Holdings Ltd.	5,300	99,484
Ishihara Sangyo Kaisha Ltd.	2,600	26,244
†Istyle, Inc.	6,900	20,886
Isuzu Motors Ltd.	34,900	462,253
ITmedia, Inc.	600	7,179
Ito En Ltd.	4,000	86,568
ITOCHU Corp.	8,900	434,462
Itochu Enex Co. Ltd.	6,000	56,722
Itochu-Shokuhin Co. Ltd.	300	13,164
Itoham Yonekyu Holdings, Inc.	2,480	66,204
Itoki Corp.	4,300	45,889
IwaiCosmo Holdings, Inc.	2,000	28,094
Iwaki Co. Ltd.	2,000	35,515
Iwatani Corp.	3,500	203,487
Iyogin Holdings, Inc.	19,400	179,603
Izumi Co. Ltd.	2,700	53,987
J Front Retailing Co. Ltd.	18,400	191,845
J Trust Co. Ltd.	7,800	19,732
JAC Recruitment Co. Ltd.	5,200	21,267
†Jade Group, Inc.	900	9,152
JANOME Corp.	1,000	4,295
Japan Airlines Co. Ltd.	6,300	99,401
Japan Airport Terminal Co. Ltd.	2,600	88,671
Japan Aviation Electronics Industry Ltd.	2,700	43,465
†Japan Communications, Inc.	7,800	9,114
Japan Elevator Service Holdings Co. Ltd.	5,100	81,941
Japan Exchange Group, Inc.	15,500	361,464
†Japan Hospice Holdings, Inc.	800	7,245
Japan Investment Adviser Co. Ltd.	1,400	14,088
Japan Lifeline Co. Ltd.	4,500	31,689
Japan Material Co. Ltd.	5,800	79,814
Japan Medical Dynamic Marketing, Inc.	1,400	5,952
Japan Post Holdings Co. Ltd.	24,100	238,918
Japan Post Insurance Co. Ltd.	5,200	100,871
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Japan Property Management Center Co. Ltd.	1,500	$11,216
Japan Pulp & Paper Co. Ltd.	800	30,232
Japan Securities Finance Co. Ltd.	4,600	45,660
Japan Steel Works Ltd.	2,400	63,890
Japan System Techniques Co. Ltd.	3,600	37,390
Japan Tobacco, Inc.	24,300	656,700
Japan Transcity Corp.	3,000	20,175
Japan Wool Textile Co. Ltd.	4,700	39,758
JBCC Holdings, Inc.	800	18,149
JCR Pharmaceuticals Co. Ltd.	1,400	5,282
JCU Corp.	2,100	52,144
JDC Corp.	4,600	13,438
Jeol Ltd.	3,000	135,521
JFE Holdings, Inc.	27,500	395,775
†JIG-SAW, Inc.	300	7,608
†Jimoto Holdings, Inc.	1,930	4,606
JINS Holdings, Inc.	1,100	26,767
JINUSHI Co. Ltd.	700	11,656
JK Holdings Co. Ltd.	1,500	9,556
J-Lease Co. Ltd.	1,200	10,069
JM Holdings Co. Ltd.	800	14,475
JMS Co. Ltd.	1,500	5,035
†Joban Kosan Co. Ltd.	800	6,026
J-Oil Mills, Inc.	1,400	17,342
Joshin Denki Co. Ltd.	2,200	36,222
Joyful Honda Co. Ltd.	3,900	54,104
JP-Holdings, Inc.	4,300	14,619
JSB Co. Ltd.	1,800	35,801
JSP Corp.	1,400	20,118
JTEKT Corp.	14,100	98,110
Juki Corp.	2,600	8,355
Juroku Financial Group, Inc.	2,500	74,041
Justsystems Corp.	2,400	44,900
JVCKenwood Corp.	16,000	92,684
Kadokawa Corp.	1,800	28,859
Kadoya Sesame Mills, Inc.	300	6,787
Kaga Electronics Co. Ltd.	1,700	60,967
Kagome Co. Ltd.	2,600	52,811
Kajima Corp.	11,500	198,814
Kakaku.com, Inc.	7,500	98,289
Kakiyasu Honten Co. Ltd.	700	11,238
Kamakura Shinsho Ltd.	2,300	6,133
Kameda Seika Co. Ltd.	900	23,746
Kamei Corp.	1,600	23,569
Kamigumi Co. Ltd.	5,000	102,959
Kanaden Corp.	1,100	11,568
Kanagawa Chuo Kotsu Co. Ltd.	400	7,807
LVIP Dimensional International Core Equity Fund-22

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kanamic Network Co. Ltd.	1,800	$6,232
Kanamoto Co. Ltd.	2,500	46,087
Kandenko Co. Ltd.	9,600	102,748
Kaneka Corp.	3,800	99,789
Kaneko Seeds Co. Ltd.	900	8,027
Kanematsu Corp.	6,800	113,862
Kanro, Inc.	1,300	22,624
Kansai Electric Power Co., Inc.	14,000	235,117
Kansai Paint Co. Ltd.	4,100	66,002
Kanto Denka Kogyo Co. Ltd.	4,200	24,982
Kao Corp.	2,300	93,264
Kappa Create Co. Ltd.	1,000	10,722
†Kasai Kogyo Co. Ltd.	2,600	3,232
Katitas Co. Ltd.	4,100	44,417
Kato Sangyo Co. Ltd.	2,100	56,256
Kato Works Co. Ltd.	400	3,257
Kawada Technologies, Inc.	1,800	30,901
Kawai Musical Instruments Manufacturing Co. Ltd.	500	9,945
Kawasaki Heavy Industries Ltd.	2,500	94,941
KDDI Corp.	35,800	946,567
KeePer Technical Laboratory Co. Ltd.	700	17,838
Keihan Holdings Co. Ltd.	5,500	98,384
Keihanshin Building Co. Ltd.	1,600	16,657
Keikyu Corp.	8,000	58,450
Keio Corp.	3,000	69,607
Keisei Electric Railway Co. Ltd.	2,500	80,428
KEIWA, Inc.	1,000	10,318
Keiyo Bank Ltd.	9,000	49,114
Kenko Mayonnaise Co. Ltd.	1,500	18,795
Kewpie Corp.	5,400	107,369
Keyence Corp.	1,300	570,048
KFC Holdings Japan Ltd.	1,400	56,473
KFC Ltd.	1,300	12,136
KH Neochem Co. Ltd.	2,400	34,130
Kibun Foods, Inc.	2,200	17,243
Kikkoman Corp.	10,600	122,774
Kimura Unity Co. Ltd.	2,000	21,742
King Jim Co. Ltd.	1,800	9,823
Kintetsu Department Store Co. Ltd.	700	9,859
Kintetsu Group Holdings Co. Ltd.	4,700	102,302
Kirin Holdings Co. Ltd.	12,400	159,769
Ki-Star Real Estate Co. Ltd.	600	13,108
Kitagawa Corp.	600	5,743
Kita-Nippon Bank Ltd.	400	6,999
Kitz Corp.	5,100	36,041
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kiyo Bank Ltd.	5,100	$59,403
†KNT-CT Holdings Co. Ltd.	700	5,804
Koa Corp.	2,000	19,218
Koatsu Gas Kogyo Co. Ltd.	2,000	12,170
Kobayashi Pharmaceutical Co. Ltd.	1,200	38,956
Kobe Bussan Co. Ltd.	4,800	106,925
Kobe Electric Railway Co. Ltd.	500	8,664
Kobe Steel Ltd.	22,700	281,687
Koei Tecmo Holdings Co. Ltd.	4,300	37,123
Kohnan Shoji Co. Ltd.	1,900	49,304
Kohsoku Corp.	800	12,282
Koito Manufacturing Co. Ltd.	10,900	150,333
Kojima Co. Ltd.	3,000	18,124
Kokuyo Co. Ltd.	3,000	50,289
Komatsu Ltd.	28,700	833,226
KOMEDA Holdings Co. Ltd.	3,200	54,059
Komehyo Holdings Co. Ltd.	1,100	30,664
Komeri Co. Ltd.	3,000	65,169
Konaka Co. Ltd.	2,400	4,102
Konami Group Corp.	2,600	187,134
Kondotec, Inc.	2,100	18,352
Konica Minolta, Inc.	33,200	91,868
Konishi Co. Ltd.	5,000	40,431
Konoike Transport Co. Ltd.	2,700	40,242
Konoshima Chemical Co. Ltd.	1,400	14,784
Kosaido Holdings Co. Ltd.	5,000	19,237
Kose Corp.	600	38,169
Koshidaka Holdings Co. Ltd.	1,500	8,074
Kotobuki Spirits Co. Ltd.	5,500	63,840
=†Kozo Keikaku Engineering, Inc.	500	12,679
KPP Group Holdings Co. Ltd.	3,400	17,117
Krosaki Harima Corp.	2,000	34,707
KRS Corp.	1,200	12,575
K's Holdings Corp.	14,100	132,552
KU Holdings Co. Ltd.	1,500	12,316
Kubota Corp.	11,200	156,629
Kumagai Gumi Co. Ltd.	2,800	63,957
Kumiai Chemical Industry Co. Ltd.	4,770	23,866
Kurabo Industries Ltd.	800	24,837
Kuraray Co. Ltd.	23,800	273,591
Kureha Corp.	4,200	72,937
Kurimoto Ltd.	800	23,295
Kurita Water Industries Ltd.	4,000	169,532
Kuriyama Holdings Corp.	1,400	10,816
LVIP Dimensional International Core Equity Fund-23

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kusuri No. Aoki Holdings Co. Ltd.	3,300	$62,353
KYB Corp.	1,500	50,531
Kyodo Printing Co. Ltd.	400	9,659
Kyoei Steel Ltd.	2,300	29,963
Kyokuto Boeki Kaisha Ltd.	1,400	15,663
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,300	35,910
Kyokuyo Co. Ltd.	1,000	25,390
Kyorin Pharmaceutical Co. Ltd.	3,000	31,736
KYORITSU Co. Ltd.	3,400	3,698
Kyoritsu Maintenance Co. Ltd.	5,000	93,231
Kyosan Electric Manufacturing Co. Ltd.	4,100	18,399
Kyoto Financial Group, Inc.	9,100	161,423
Kyowa Kirin Co. Ltd.	6,100	104,169
Kyudenko Corp.	3,500	128,631
Kyushu Electric Power Co., Inc.	10,700	110,199
Kyushu Financial Group, Inc.	23,600	138,352
Kyushu Railway Co.	5,300	114,802
LA Holdings Co. Ltd.	1,000	26,789
LAC Co. Ltd.	800	4,132
Lacto Japan Co. Ltd.	500	8,639
Lasertec Corp.	1,400	314,041
LEC, Inc.	1,800	13,660
Leopalace21 Corp.	18,500	59,103
Life Corp.	1,800	44,080
Lifedrink Co., Inc.	800	33,414
LIFULL Co. Ltd.	5,900	5,794
LIKE, Inc.	2,300	21,801
Linical Co. Ltd.	1,000	2,648
Link & Motivation, Inc.	1,400	4,064
Lintec Corp.	3,400	72,167
Lion Corp.	13,300	103,662
LITALICO, Inc.	2,400	26,075
Lixil Corp.	18,100	190,517
Loadstar Capital KK	1,000	17,403
Look Holdings, Inc.	1,700	29,311
LY Corp.	54,900	132,703
M3, Inc.	9,400	89,595
Mabuchi Motor Co. Ltd.	6,600	97,940
Macnica Holdings, Inc.	3,900	163,621
Macromill, Inc.	3,300	17,434
Maeda Kosen Co. Ltd.	1,800	18,919
Maezawa Industries, Inc.	2,700	24,552
Makino Milling Machine Co. Ltd.	2,600	109,081
Makita Corp.	5,700	154,891
Management Solutions Co. Ltd.	800	7,165
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mandom Corp.	3,400	$25,549
Mani, Inc.	2,800	34,545
MarkLines Co. Ltd.	1,600	30,282
Marubeni Corp.	15,000	277,410
Marubun Corp.	2,400	18,646
Marudai Food Co. Ltd.	1,600	17,254
Maruha Nichiro Corp.	3,300	64,753
Marui Group Co. Ltd.	7,800	110,002
MARUKA FURUSATO Corp.	1,261	16,859
Maruwa Co. Ltd.	400	95,593
Maruzen CHI Holdings Co. Ltd.	2,600	5,559
Maruzen Showa Unyu Co. Ltd.	800	27,248
Marvelous, Inc.	2,500	10,085
Matching Service Japan Co. Ltd.	900	5,963
Matsuda Sangyo Co. Ltd.	800	14,574
Matsui Securities Co. Ltd.	10,000	52,210
MatsukiyoCocokara & Co.	4,260	61,164
Matsuoka Corp.	1,600	17,751
Matsuya Co. Ltd.	2,300	16,054
Max Co. Ltd.	800	19,119
Maxell Ltd.	4,900	54,333
Maxvalu Tokai Co. Ltd.	500	9,665
Mazda Motor Corp.	32,300	312,380
McDonald's Holdings Co. Japan Ltd.	2,100	82,752
MCJ Co. Ltd.	5,000	46,958
Mebuki Financial Group, Inc.	63,390	246,799
MEC Co. Ltd.	500	14,295
Media Do Co. Ltd.	300	2,821
Medical Data Vision Co. Ltd.	2,900	10,797
Medical System Network Co. Ltd.	4,100	15,086
Medipal Holdings Corp.	9,600	146,068
Medius Holdings Co. Ltd.	1,600	9,000
MedPeer, Inc.	900	3,507
Megachips Corp.	1,500	38,038
Megmilk Snow Brand Co. Ltd.	3,500	56,582
Meidensha Corp.	3,100	70,328
Meiji Electric Industries Co. Ltd.	1,100	12,648
MEIJI Holdings Co. Ltd.	8,400	181,115
Meiko Electronics Co. Ltd.	1,900	84,673
MEITEC Group Holdings, Inc.	5,700	115,424
Meiwa Corp.	2,500	11,281
Melco Holdings, Inc.	1,000	21,754
Members Co. Ltd.	800	4,475
Menicon Co. Ltd.	5,400	44,337
LVIP Dimensional International Core Equity Fund-24

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†Mercari, Inc.	5,500	$68,284
METAWATER Co. Ltd.	2,000	24,215
Micronics Japan Co. Ltd.	1,500	62,372
Midac Holdings Co. Ltd.	800	7,543
Mie Kotsu Group Holdings, Inc.	2,500	9,401
Mikuni Corp.	1,600	4,107
Milbon Co. Ltd.	1,600	33,066
MIMAKI ENGINEERING Co. Ltd.	2,700	32,338
Mimasu Semiconductor Industry Co. Ltd.	1,200	27,522
MINEBEA MITSUMI, Inc.	13,232	270,989
Ministop Co. Ltd.	1,700	17,941
Mirait One Corp.	7,600	98,891
Mirarth Holdings, Inc.	9,900	31,874
Miroku Jyoho Service Co. Ltd.	900	11,104
MISUMI Group, Inc.	5,900	100,864
Mitani Corp.	2,400	24,240
Mitsuba Corp.	2,400	17,110
Mitsubishi Chemical Group Corp.	95,900	532,341
Mitsubishi Corp.	35,700	698,512
Mitsubishi Electric Corp.	16,100	256,926
Mitsubishi Estate Co. Ltd.	12,100	189,521
Mitsubishi Gas Chemical Co., Inc.	10,800	205,944
Mitsubishi Heavy Industries Ltd.	37,600	402,665
Mitsubishi Logisnext Co. Ltd.	3,300	32,838
Mitsubishi Logistics Corp.	3,300	108,298
Mitsubishi Materials Corp.	7,400	135,729
Mitsubishi Motors Corp.	42,300	116,523
Mitsubishi Paper Mills Ltd.	2,100	10,794
Mitsubishi Research Institute, Inc.	1,000	30,891
Mitsubishi Shokuhin Co. Ltd.	1,200	40,724
Mitsubishi Steel Manufacturing Co. Ltd.	600	5,620
Mitsubishi UFJ Financial Group, Inc.	158,500	1,703,316
Mitsuboshi Belting Ltd.	600	16,875
Mitsui Chemicals, Inc.	6,800	187,656
Mitsui DM Sugar Holdings Co. Ltd.	1,200	25,284
Mitsui E&S Co. Ltd.	6,300	57,013
Mitsui Fudosan Co. Ltd.	30,300	276,559
Mitsui High-Tec, Inc.	1,800	70,315
Mitsui Mining & Smelting Co. Ltd.	4,200	134,153
Mitsui-Soko Holdings Co. Ltd.	1,600	47,486
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsuuroko Group Holdings Co. Ltd.	1,200	$13,149
Miura Co. Ltd.	2,500	50,609
Miyazaki Bank Ltd.	900	19,858
Miyoshi Oil & Fat Co. Ltd.	1,500	13,910
Mizuho Financial Group, Inc.	31,070	648,475
Mizuno Corp.	1,700	83,685
Mochida Pharmaceutical Co. Ltd.	1,400	27,105
Modec, Inc.	800	14,430
Monex Group, Inc.	9,300	42,023
Monogatari Corp.	2,700	56,974
MonotaRO Co. Ltd.	7,600	89,326
MORESCO Corp.	700	5,817
Morinaga & Co. Ltd.	6,000	92,821
Morinaga Milk Industry Co. Ltd.	6,400	134,094
Moriroku Holdings Co. Ltd.	1,700	30,262
Morita Holdings Corp.	3,000	34,887
Morozoff Ltd.	200	6,072
Mory Industries, Inc.	200	6,613
MrMax Holdings Ltd.	2,600	11,054
MS&AD Insurance Group Holdings, Inc.	17,400	386,631
Mugen Estate Co. Ltd.	2,200	17,380
m-up Holdings, Inc.	1,600	14,320
Murata Manufacturing Co. Ltd.	26,100	538,904
Musashi Seimitsu Industry Co. Ltd.	4,800	56,178
Musashino Bank Ltd.	2,100	42,747
Nabtesco Corp.	4,600	77,996
NAC Co. Ltd.	4,800	17,184
Nachi-Fujikoshi Corp.	1,300	28,361
Nafco Co. Ltd.	1,600	30,480
Nagano Keiki Co. Ltd.	1,200	22,003
Nagase & Co. Ltd.	9,200	180,066
Nagase Brothers, Inc.	800	9,129
Nagatanien Holdings Co. Ltd.	1,000	19,237
Nagawa Co. Ltd.	300	15,327
Nagoya Railroad Co. Ltd.	6,500	70,842
Nakabayashi Co. Ltd.	2,100	7,192
Nakamoto Packs Co. Ltd.	800	8,209
Nakamuraya Co. Ltd.	500	10,085
Nakanishi, Inc.	3,300	52,344
Nakayama Steel Works Ltd.	3,400	19,928
Namura Shipbuilding Co. Ltd.	3,600	53,903
Nankai Electric Railway Co. Ltd.	4,400	73,046
Nanto Bank Ltd.	2,300	50,963
Natori Co. Ltd.	700	9,180
NEC Corp.	1,900	156,414
LVIP Dimensional International Core Equity Fund-25

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
NEC Networks & System Integration Corp.	4,400	$66,811
NET One Systems Co. Ltd.	7,300	133,758
Nexon Co. Ltd.	3,700	68,416
Nextage Co. Ltd.	4,100	61,236
†NexTone, Inc.	400	3,364
NGK Insulators Ltd.	19,200	245,833
NH Foods Ltd.	6,500	194,325
NHK Spring Co. Ltd.	12,400	123,584
Nichias Corp.	4,300	126,148
Nichiban Co. Ltd.	600	7,171
Nichicon Corp.	4,500	33,563
Nichiden Corp.	1,300	29,048
Nichiha Corp.	2,000	42,576
Nichirei Corp.	8,100	178,221
Nichirin Co. Ltd.	1,300	28,967
NIDEC Corp.	2,300	102,713
Nifco, Inc.	5,600	133,552
Nihon Chouzai Co. Ltd.	800	7,434
Nihon Dempa Kogyo Co. Ltd.	1,300	11,627
Nihon Denkei Co. Ltd.	1,200	15,104
Nihon Flush Co. Ltd.	2,200	12,662
Nihon House Holdings Co. Ltd.	2,600	5,559
Nihon Kohden Corp.	4,600	66,445
Nihon M&A Center Holdings, Inc.	20,200	104,384
Nihon Nohyaku Co. Ltd.	2,400	11,292
Nihon Plast Co. Ltd.	1,900	5,208
Nihon Yamamura Glass Co. Ltd.	1,000	10,268
Nikkiso Co. Ltd.	6,300	45,109
Nikko Co. Ltd.	2,100	10,416
Nikkon Holdings Co. Ltd.	4,500	101,781
Nikon Corp.	16,700	168,775
Nintendo Co. Ltd.	12,300	654,104
Nippn Corp.	4,800	69,663
Nippon Air Conditioning Services Co. Ltd.	1,800	12,239
Nippon Carbide Industries Co., Inc.	800	9,875
Nippon Carbon Co. Ltd.	1,000	32,196
Nippon Chemical Industrial Co. Ltd.	600	10,278
†Nippon Chemi-Con Corp.	2,100	21,341
Nippon Coke & Engineering Co. Ltd.	18,200	13,914
Nippon Concept Corp.	800	8,826
Nippon Concrete Industries Co. Ltd.	2,600	6,060
Nippon Denko Co. Ltd.	13,700	24,864
Nippon Electric Glass Co. Ltd.	6,600	150,099
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
NIPPON EXPRESS HOLDINGS, Inc.	4,700	$216,611
Nippon Gas Co. Ltd.	8,700	130,724
Nippon Kayaku Co. Ltd.	10,600	80,872
Nippon Kodoshi Corp.	800	11,750
Nippon Light Metal Holdings Co. Ltd.	4,270	47,798
Nippon Paint Holdings Co. Ltd.	9,200	59,927
Nippon Paper Industries Co. Ltd.	8,500	50,718
Nippon Parking Development Co. Ltd.	13,600	17,582
Nippon Rietec Co. Ltd.	700	5,465
Nippon Road Co. Ltd.	1,500	16,875
Nippon Sanso Holdings Corp.	7,500	221,844
Nippon Seisen Co. Ltd.	1,000	7,956
Nippon Sharyo Ltd.	1,700	26,933
†Nippon Sheet Glass Co. Ltd.	6,100	16,038
Nippon Shinyaku Co. Ltd.	3,000	60,694
Nippon Shokubai Co. Ltd.	10,800	107,839
Nippon Signal Company Ltd.	3,400	22,252
Nippon Soda Co. Ltd.	2,100	68,656
Nippon Steel Corp.	23,210	490,628
Nippon Telegraph & Telephone Corp.	305,000	287,768
Nippon Thompson Co. Ltd.	6,000	23,606
Nippon Yakin Kogyo Co. Ltd.	1,540	43,743
Nipro Corp.	11,100	87,032
Nishimatsu Construction Co. Ltd.	2,300	64,487
Nishimatsuya Chain Co. Ltd.	3,100	41,252
Nishimoto Co. Ltd.	1,800	15,741
Nishi-Nippon Financial Holdings, Inc.	9,600	120,888
Nishi-Nippon Railroad Co. Ltd.	3,400	54,469
Nishio Holdings Co. Ltd.	2,000	51,339
Nissan Chemical Corp.	5,300	167,904
Nissan Motor Co. Ltd.	103,500	351,176
Nissei ASB Machine Co. Ltd.	1,000	34,496
Nissei Plastic Industrial Co. Ltd.	1,500	9,827
Nissha Co. Ltd.	3,400	43,047
Nisshin Oillio Group Ltd.	2,700	81,223
Nisshin Seifun Group, Inc.	7,300	83,917
Nisshinbo Holdings, Inc.	11,768	78,592
Nissin Corp.	1,000	29,679
LVIP Dimensional International Core Equity Fund-26

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nissin Foods Holdings Co. Ltd.	2,100	$53,280
Nisso Holdings Co. Ltd.	2,200	11,568
Nissui Corp.	26,600	142,647
Niterra Co. Ltd.	9,300	269,942
Nitori Holdings Co. Ltd.	1,600	168,960
Nitto Denko Corp.	4,700	371,291
Nitto Fuji Flour Milling Co. Ltd.	600	27,634
Nitto Kogyo Corp.	2,100	45,683
Nitto Seiko Co. Ltd.	3,100	11,272
Nittoc Construction Co. Ltd.	3,400	23,626
Nittoku Co. Ltd.	500	5,302
Noevir Holdings Co. Ltd.	1,200	42,066
NOF Corp.	7,500	102,415
Nohmi Bosai Ltd.	2,100	31,757
Nojima Corp.	5,900	59,150
Nomura Holdings, Inc.	40,300	230,944
Nomura Holdings, Inc. ADR	14,889	86,058
Nomura Real Estate Holdings, Inc.	4,300	107,734
Nomura Research Institute Ltd.	5,420	152,302
Noritake Co. Ltd.	1,000	24,768
Noritz Corp.	2,000	21,841
North Pacific Bank Ltd.	25,100	82,996
NPR-RIKEN Corp.	816	14,308
NS Solutions Corp.	2,200	37,234
NS United Kaiun Kaisha Ltd.	700	22,015
NSD Co. Ltd.	5,200	99,708
NSK Ltd.	22,100	107,375
NSW, Inc.	1,500	30,953
NTN Corp.	36,600	72,863
NTT Data Group Corp.	13,800	202,596
Obara Group, Inc.	900	23,354
Obayashi Corp.	19,500	231,736
OBIC Business Consultants Co. Ltd.	400	16,724
Obic Co. Ltd.	1,100	141,799
Odakyu Electric Railway Co. Ltd.	8,400	81,238
Oenon Holdings, Inc.	3,500	8,267
Ogaki Kyoritsu Bank Ltd.	3,100	44,085
Ohara, Inc.	1,600	12,958
Ohsho Food Service Corp.	400	21,481
Oiles Corp.	2,600	37,734
†Oisix ra daichi, Inc.	1,900	14,703
Oita Bank Ltd.	1,400	30,978
Oji Holdings Corp.	48,700	192,148
Okabe Co. Ltd.	2,800	13,505
Okamoto Industries, Inc.	800	24,961
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Okamoto Machine Tool Works Ltd.	700	$20,144
Okamura Corp.	4,800	67,276
Okasan Securities Group, Inc.	11,400	56,543
Oki Electric Industry Co. Ltd.	7,000	44,204
Okinawa Cellular Telephone Co.	1,600	39,033
Okinawa Electric Power Co., Inc.	1,948	13,500
Okinawa Financial Group, Inc.	1,580	25,936
OKUMA Corp.	2,000	90,099
Okumura Corp.	2,100	65,523
Okura Industrial Co. Ltd.	800	14,087
Okuwa Co. Ltd.	2,100	11,982
Olympus Corp.	5,500	88,658
Omron Corp.	3,400	116,841
Ono Pharmaceutical Co. Ltd.	16,600	226,626
Onoken Co. Ltd.	1,400	14,723
Onward Holdings Co. Ltd.	5,500	21,263
Open House Group Co. Ltd.	4,800	147,022
Open Up Group, Inc.	1,700	20,995
Optex Group Co. Ltd.	1,900	19,970
†Optim Corp.	1,200	5,228
Optorun Co. Ltd.	3,100	38,921
Oracle Corp.	1,100	75,890
Organo Corp.	1,000	51,339
Oriental Land Co. Ltd.	8,700	242,361
Oriental Shiraishi Corp.	8,700	19,575
Oro Co. Ltd.	500	7,999
Osaka Gas Co. Ltd.	6,600	145,340
Osaka Organic Chemical Industry Ltd.	1,700	40,310
OSAKA Titanium Technologies Co. Ltd.	2,100	36,129
Osaki Electric Co. Ltd.	4,100	17,940
OSG Corp.	6,000	73,038
Otsuka Corp.	5,800	111,429
Otsuka Holdings Co. Ltd.	3,700	155,690
OUG Holdings, Inc.	500	8,518
Pacific Industrial Co. Ltd.	3,500	32,805
PAL GROUP Holdings Co. Ltd.	2,800	31,552
PALTAC Corp.	2,000	54,460
Pan Pacific International Holdings Corp.	6,900	161,425
Panasonic Holdings Corp.	41,500	339,707
Paramount Bed Holdings Co. Ltd.	3,200	54,079
†Park24 Co. Ltd.	8,600	85,658
Pasona Group, Inc.	2,500	32,755
Pegasus Co. Ltd.	1,900	7,062
LVIP Dimensional International Core Equity Fund-27

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Penta-Ocean Construction Co. Ltd.	20,400	$83,938
People Dreams & Technologies Group Co. Ltd.	1,100	12,416
†PeptiDream, Inc.	6,400	99,089
Persol Holdings Co. Ltd.	99,900	138,279
Pharma Foods International Co. Ltd.	2,200	13,264
†PIA Corp.	500	9,712
Pickles Holdings Co. Ltd.	1,200	8,950
Pigeon Corp.	7,500	67,803
PILLAR Corp.	1,300	43,390
Pilot Corp.	2,300	61,228
Pola Orbis Holdings, Inc.	1,500	12,190
Pole To Win Holdings, Inc.	1,400	4,229
†PR Times Corp.	700	8,301
Premium Water Holdings, Inc.	800	14,589
Press Kogyo Co. Ltd.	6,300	25,413
Prestige International, Inc.	6,800	29,670
Prima Meat Packers Ltd.	2,400	35,532
Procrea Holdings, Inc.	2,720	33,068
Pro-Ship, Inc.	1,600	13,833
Proto Corp.	1,400	12,870
PS Construction Co. Ltd.	700	4,355
Punch Industry Co. Ltd.	1,000	2,996
QB Net Holdings Co. Ltd.	900	6,288
Qol Holdings Co. Ltd.	2,700	25,055
Quick Co. Ltd.	700	9,650
Raccoon Holdings, Inc.	800	2,780
Raito Kogyo Co. Ltd.	2,000	26,105
Raiznext Corp.	3,000	34,533
†Raksul, Inc.	3,100	18,304
Rakus Co. Ltd.	5,200	67,307
†Rakuten Group, Inc.	8,400	43,329
Rasa Corp.	1,300	14,657
Rasa Industries Ltd.	900	16,670
Raysum Co. Ltd.	300	6,414
Recruit Holdings Co. Ltd.	21,200	1,134,119
Relo Group, Inc.	7,700	81,934
Renaissance, Inc.	1,500	9,239
Renesas Electronics Corp.	27,000	504,960
Rengo Co. Ltd.	16,500	107,016
†RENOVA, Inc.	2,600	16,063
Resona Holdings, Inc.	47,591	314,877
Resonac Holdings Corp.	11,800	258,311
Resorttrust, Inc.	3,900	57,837
Restar Corp.	1,800	35,745
Retail Partners Co. Ltd.	1,600	17,284
Rheon Automatic Machinery Co. Ltd.	900	9,621
Ricoh Co. Ltd.	17,500	149,613
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Ride On Express Holdings Co. Ltd.	1,100	$7,110
Riken Keiki Co. Ltd.	1,600	41,967
Riken Technos Corp.	2,900	19,160
Riken Vitamin Co. Ltd.	1,000	17,204
Rinnai Corp.	3,900	88,719
Rion Co. Ltd.	500	9,106
Riso Kyoiku Co. Ltd.	3,300	5,005
Rohm Co. Ltd.	9,200	122,941
Rohto Pharmaceutical Co. Ltd.	5,600	117,332
Rokko Butter Co. Ltd.	1,000	9,646
Roland Corp.	1,000	25,141
Rorze Corp.	700	138,138
Round One Corp.	12,900	66,228
Royal Holdings Co. Ltd.	2,200	34,773
RS Technologies Co. Ltd.	800	17,403
Ryobi Ltd.	1,600	22,793
RYODEN Corp.	1,300	22,341
Ryohin Keikaku Co. Ltd.	11,600	192,793
Ryoyo Ryosan Holdings, Inc.	1,584	29,103
S Foods, Inc.	1,600	28,899
S&B Foods, Inc.	600	16,931
Sac's Bar Holdings, Inc.	900	4,553
Saibu Gas Holdings Co. Ltd.	1,000	12,505
Saizeriya Co. Ltd.	1,400	47,685
Sakai Chemical Industry Co. Ltd.	1,000	18,802
Sakai Heavy Industries Ltd.	300	11,057
Sakai Moving Service Co. Ltd.	2,000	31,674
Sakata INX Corp.	2,800	31,395
Sakata Seed Corp.	1,000	21,412
Sakura Internet, Inc.	2,500	67,515
Sala Corp.	3,600	19,444
SAMTY HoldingsS Co. Ltd.	1,800	27,768
San Holdings, Inc.	1,800	13,224
San ju San Financial Group, Inc.	1,440	19,198
San-A Co. Ltd.	1,200	37,666
San-Ai Obbli Co. Ltd.	4,300	55,136
Sangetsu Corp.	3,300	61,143
San-In Godo Bank Ltd.	11,600	103,318
Sanken Electric Co. Ltd.	1,900	81,319
Sanki Engineering Co. Ltd.	3,200	42,344
Sanko Gosei Ltd.	3,800	17,053
Sankyo Co. Ltd.	16,000	173,634
Sankyo Frontier Co. Ltd.	500	13,052
Sankyo Tateyama, Inc.	2,400	12,008
Sankyu, Inc.	4,300	146,674
Sanoh Industrial Co. Ltd.	4,800	30,580
Sanrio Co. Ltd.	6,600	121,343
LVIP Dimensional International Core Equity Fund-28

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sansei Technologies, Inc.	1,700	$19,104
Sansha Electric Manufacturing Co. Ltd.	2,300	15,654
Sanshin Electronics Co. Ltd.	1,200	16,439
Santen Pharmaceutical Co. Ltd.	18,400	188,014
Sanwa Holdings Corp.	13,000	237,675
Sanyo Chemical Industries Ltd.	1,100	27,245
Sanyo Denki Co. Ltd.	700	31,674
Sanyo Electric Railway Co. Ltd.	600	7,966
Sanyo Special Steel Co. Ltd.	1,500	19,840
Sanyo Trading Co. Ltd.	2,000	20,051
Sapporo Holdings Ltd.	1,820	63,811
Sato Holdings Corp.	2,500	33,486
Sato Shoji Corp.	700	7,457
Satori Electric Co. Ltd.	1,400	17,542
Sawai Group Holdings Co. Ltd.	3,300	134,080
SBI Global Asset Management Co. Ltd.	2,400	9,950
SBI Holdings, Inc.	8,700	219,920
SBI Sumishin Net Bank Ltd.	1,600	30,290
SBS Holdings, Inc.	1,400	23,320
SCREEN Holdings Co. Ltd.	2,900	261,359
Scroll Corp.	4,000	27,000
SCSK Corp.	5,100	101,848
Secom Co. Ltd.	1,300	76,736
Seed Co. Ltd.	1,000	3,468
Sega Sammy Holdings, Inc.	11,300	167,755
Seibu Holdings, Inc.	8,400	115,749
Seika Corp.	900	24,725
Seikitokyu Kogyo Co. Ltd.	1,200	13,067
Seiko Epson Corp.	11,300	175,516
Seiko Group Corp.	2,200	67,207
Seino Holdings Co. Ltd.	9,000	121,415
Seiren Co. Ltd.	2,500	37,277
Sekisui Chemical Co. Ltd.	15,200	210,300
Sekisui House Ltd.	14,400	318,896
Sekisui Kasei Co. Ltd.	2,500	7,288
SEMITEC Corp.	1,200	15,961
Senko Group Holdings Co. Ltd.	8,600	60,241
Senshu Electric Co. Ltd.	1,200	40,201
Senshu Ikeda Holdings, Inc.	19,500	48,480
Seria Co. Ltd.	2,800	50,783
Seven & i Holdings Co. Ltd.	79,500	968,488
Seven Bank Ltd.	49,200	82,260
SG Holdings Co. Ltd.	11,700	107,808
†Sharp Corp.	6,900	39,889
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Shibaura Electronics Co. Ltd.	1,200	$24,016
Shibaura Machine Co. Ltd.	2,400	57,505
Shibaura Mechatronics Corp.	900	47,436
Shibusawa Warehouse Co. Ltd.	700	14,227
Shibuya Corp.	1,300	28,846
†SHIFT, Inc.	700	63,435
Shiga Bank Ltd.	2,900	75,974
Shikibo Ltd.	1,500	10,572
Shikoku Bank Ltd.	2,900	21,972
Shikoku Electric Power Co., Inc.	7,000	60,041
Shima Seiki Manufacturing Ltd.	2,800	29,411
Shimadzu Corp.	6,700	167,615
Shimano, Inc.	900	138,980
Shimizu Bank Ltd.	1,100	11,254
Shimizu Corp.	20,600	115,682
Shimojima Co. Ltd.	500	4,158
Shin Nippon Air Technologies Co. Ltd.	1,100	27,245
Shin Nippon Biomedical Laboratories Ltd.	1,500	13,276
Shinagawa Refractories Co. Ltd.	3,500	43,182
Shindengen Electric Manufacturing Co. Ltd.	800	14,723
Shin-Etsu Chemical Co. Ltd.	34,000	1,318,242
Shin-Etsu Polymer Co. Ltd.	4,100	38,429
Shinko Electric Industries Co. Ltd.	2,100	73,616
Shinko Shoji Co. Ltd.	2,200	12,881
Shinmaywa Industries Ltd.	5,200	45,862
Shinnihonseiyaku Co. Ltd.	800	8,562
Shinsho Corp.	700	34,458
Shinwa Co. Ltd.	3,800	30,275
Shionogi & Co. Ltd.	5,000	195,071
Ship Healthcare Holdings, Inc.	5,000	73,808
Shiseido Co. Ltd.	4,700	134,027
Shizuki Electric Co., Inc.	1,400	3,768
Shizuoka Financial Group, Inc.	16,800	161,223
Shizuoka Gas Co. Ltd.	4,100	24,387
SHO-BOND Holdings Co. Ltd.	1,200	42,969
Shoei Co. Ltd.	3,600	43,856
Shofu, Inc.	500	14,544
Showa Sangyo Co. Ltd.	1,500	29,321
SIGMAXYZ Holdings, Inc.	4,000	39,630
Siix Corp.	2,900	23,144
Sinanen Holdings Co. Ltd.	600	18,217
LVIP Dimensional International Core Equity Fund-29

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sinfonia Technology Co. Ltd.	2,300	$48,605
SKY Perfect JSAT Holdings, Inc.	14,400	77,688
Skylark Holdings Co. Ltd.	14,500	192,820
†Smaregi, Inc.	400	5,815
SMC Corp.	300	142,346
SMK Corp.	200	3,242
SMS Co. Ltd.	5,100	64,729
Socionext, Inc.	4,300	101,801
Soda Nikka Co. Ltd.	2,000	14,022
Sodick Co. Ltd.	4,700	21,208
SoftBank Corp.	34,600	422,473
Softcreate Holdings Corp.	1,400	17,238
Sohgo Security Services Co. Ltd.	25,000	146,000
Sojitz Corp.	8,920	216,721
Soken Chemical & Engineering Co. Ltd.	1,100	18,590
Solasto Corp.	4,200	12,165
Soliton Systems KK	500	3,791
Sompo Holdings, Inc.	22,200	473,970
Sony Group Corp.	23,900	2,026,204
Sotetsu Holdings, Inc.	3,300	49,995
Sparx Group Co. Ltd.	960	10,191
SPK Corp.	1,000	14,687
S-Pool, Inc.	4,800	9,636
Square Enix Holdings Co. Ltd.	1,800	54,059
†SRE Holdings Corp.	1,400	41,768
ST Corp.	1,200	11,732
St. Marc Holdings Co. Ltd.	900	12,407
Star Mica Holdings Co. Ltd.	3,600	14,253
Star Micronics Co. Ltd.	1,700	22,284
Starts Corp., Inc.	3,000	63,304
Starzen Co. Ltd.	800	14,967
St-Care Holding Corp.	3,000	16,297
Stella Chemifa Corp.	1,300	34,987
Strike Co. Ltd.	600	17,192
Studio Alice Co. Ltd.	900	11,937
Subaru Corp.	34,800	737,572
Sugi Holdings Co. Ltd.	6,300	86,694
Sugimoto & Co. Ltd.	800	12,162
SUMCO Corp.	20,700	297,911
Sumida Corp.	2,500	17,869
Suminoe Textile Co. Ltd.	800	12,525
Sumitomo Bakelite Co. Ltd.	5,400	157,815
Sumitomo Chemical Co. Ltd.	70,200	150,401
Sumitomo Corp.	12,200	304,602
Sumitomo Electric Industries Ltd.	23,100	359,300
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sumitomo Forestry Co. Ltd.	9,800	$311,683
Sumitomo Heavy Industries Ltd.	7,100	184,506
Sumitomo Metal Mining Co. Ltd.	10,000	303,189
Sumitomo Mitsui Construction Co. Ltd.	14,700	36,547
Sumitomo Mitsui Financial Group, Inc.	14,100	939,912
Sumitomo Mitsui Financial Group, Inc. ADR	14,818	198,709
Sumitomo Mitsui Trust Holdings, Inc.	11,200	255,479
Sumitomo Osaka Cement Co. Ltd.	2,900	70,927
†Sumitomo Pharma Co. Ltd.	14,100	35,493
Sumitomo Realty & Development Co. Ltd.	6,300	184,861
Sumitomo Riko Co. Ltd.	3,300	30,438
Sumitomo Rubber Industries Ltd.	14,200	141,435
Sumitomo Seika Chemicals Co. Ltd.	600	19,840
Sumitomo Warehouse Co. Ltd.	4,300	69,889
Sun Frontier Fudousan Co. Ltd.	2,200	27,539
Suncall Corp.	2,900	8,724
Sundrug Co. Ltd.	4,900	123,467
Suntory Beverage & Food Ltd.	5,100	180,904
Sun-Wa Technos Corp.	1,500	21,303
Suruga Bank Ltd.	13,100	86,063
Suzuden Corp.	800	9,845
Suzuken Co. Ltd.	3,200	97,239
Suzuki Co. Ltd.	2,700	23,746
Suzuki Motor Corp.	39,500	454,438
SWCC Corp.	1,600	48,978
Sysmex Corp.	13,800	222,238
Systena Corp.	21,100	41,180
Syuppin Co. Ltd.	1,200	10,621
T Hasegawa Co. Ltd.	2,300	47,890
T RAD Co. Ltd.	800	18,547
T&D Holdings, Inc.	12,900	225,183
Tachibana Eletech Co. Ltd.	800	15,215
Tachi-S Co. Ltd.	2,500	30,533
Tadano Ltd.	7,900	55,608
Taihei Dengyo Kaisha Ltd.	1,000	33,190
Taiheiyo Cement Corp.	8,000	200,783
Taiho Kogyo Co. Ltd.	900	4,542
Taikisha Ltd.	2,100	69,439
Taisei Corp.	4,400	162,747
Taisei Lamick Co. Ltd.	500	8,770
Taiyo Holdings Co. Ltd.	2,400	50,792
LVIP Dimensional International Core Equity Fund-30

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Taiyo Yuden Co. Ltd.	5,000	$126,981
Takamatsu Construction Group Co. Ltd.	1,100	21,195
Takamiya Co. Ltd.	2,400	7,473
Takaoka Toko Co. Ltd.	700	8,780
Takara & Co. Ltd.	700	13,792
Takara Bio, Inc.	3,200	21,958
Takara Holdings, Inc.	11,900	80,694
Takara Standard Co. Ltd.	2,500	26,959
Takasago International Corp.	1,100	26,903
Takasago Thermal Engineering Co. Ltd.	1,000	35,552
Takashima & Co. Ltd.	1,600	10,372
Takashimaya Co. Ltd.	9,500	159,869
Take & Give Needs Co. Ltd.	1,500	9,193
TAKEBISHI Corp.	800	11,322
Takeda Pharmaceutical Co. Ltd.	28,423	737,030
Takeuchi Manufacturing Co. Ltd.	2,700	94,481
Takuma Co. Ltd.	5,200	53,425
Tama Home Co. Ltd.	1,400	34,067
Tamron Co. Ltd.	2,600	67,307
Tamura Corp.	7,000	31,108
Tanseisha Co. Ltd.	2,100	13,079
Taoka Chemical Co. Ltd.	1,000	4,904
†Tatsuta Electric Wire & Cable Co. Ltd.	3,600	16,110
Tayca Corp.	1,900	19,155
Tazmo Co. Ltd.	800	17,776
Tbk Co. Ltd.	4,000	7,732
TDC Soft, Inc.	2,000	15,315
TDK Corp.	10,100	619,283
TechMatrix Corp.	3,800	47,285
Techno Horizon Co. Ltd.	3,900	12,144
TechnoPro Holdings, Inc.	6,300	103,179
Teijin Ltd.	17,100	142,048
Teikoku Electric Manufacturing Co. Ltd.	1,200	18,803
Tekken Corp.	1,100	17,872
Temairazu, Inc.	600	12,288
Terumo Corp.	6,000	98,937
Tess Holdings Co. Ltd.	3,200	8,672
T-Gaia Corp.	1,500	28,436
THK Co. Ltd.	6,400	114,304
TIS, Inc.	11,100	215,115
TKC Corp.	1,200	25,844
†TKP Corp.	1,100	9,838
Toa Corp.	5,200	32,934
TOA ROAD Corp.	3,000	24,445
Tobishima Corp.	2,080	19,431
Tobu Railway Co. Ltd.	5,600	94,273
Tocalo Co. Ltd.	5,800	74,190
Tochigi Bank Ltd.	7,700	17,708
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Toda Corp.	17,200	$112,464
Toei Animation Co. Ltd.	1,000	15,489
Toenec Corp.	1,000	37,230
Toho Bank Ltd.	16,500	33,843
Toho Co. Ltd.	1,500	41,956
Toho Gas Co. Ltd.	3,600	87,332
Toho Holdings Co. Ltd.	3,600	94,067
Toho Titanium Co. Ltd.	3,100	27,630
†Toho Zinc Co. Ltd.	900	4,755
Tohoku Bank Ltd.	1,100	8,375
Tohoku Electric Power Co., Inc.	12,700	114,576
Tokai Carbon Co. Ltd.	18,300	104,700
Tokai Corp.	2,300	33,051
TOKAI Holdings Corp.	6,700	40,977
Tokai Rika Co. Ltd.	4,500	60,358
Tokai Tokyo Financial Holdings, Inc.	16,100	57,539
Tokio Marine Holdings, Inc.	28,700	1,071,188
Tokushu Tokai Paper Co. Ltd.	800	18,447
Tokuyama Corp.	5,100	93,527
Tokyo Base Co. Ltd.	1,700	3,159
†Tokyo Electric Power Co. Holdings, Inc.	35,700	192,202
Tokyo Electron Device Ltd.	1,500	39,903
Tokyo Electron Ltd.	6,000	1,301,510
Tokyo Gas Co. Ltd.	8,000	171,794
Tokyo Individualized Educational Institute, Inc.	2,700	7,048
Tokyo Keiki, Inc.	1,200	26,552
Tokyo Kiraboshi Financial Group, Inc.	2,700	80,216
Tokyo Ohka Kogyo Co. Ltd.	2,300	62,357
Tokyo Rope Manufacturing Co. Ltd.	1,200	10,084
Tokyo Sangyo Co. Ltd.	2,400	10,785
Tokyo Seimitsu Co. Ltd.	1,900	145,196
Tokyo Steel Manufacturing Co. Ltd.	2,000	20,275
Tokyo Tatemono Co. Ltd.	13,700	216,199
Tokyo Tekko Co. Ltd.	1,200	37,889
Tokyotokeiba Co. Ltd.	1,200	30,244
Tokyu Construction Co. Ltd.	6,200	29,672
Tokyu Corp.	9,700	106,833
Tokyu Fudosan Holdings Corp.	41,700	278,233
Toli Corp.	2,800	6,926
Tomato Bank Ltd.	1,400	11,329
Tomen Devices Corp.	300	14,078
Tomoe Engineering Co. Ltd.	1,100	33,740
LVIP Dimensional International Core Equity Fund-31

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tomoku Co. Ltd.	800	$14,261
TOMONY Holdings, Inc.	12,900	33,836
Tomy Co. Ltd.	7,200	141,771
Tonami Holdings Co. Ltd.	500	20,293
Topcon Corp.	8,200	91,561
Topre Corp.	2,600	34,146
Topy Industries Ltd.	1,200	18,564
Toray Industries, Inc.	49,700	235,232
Torex Semiconductor Ltd.	900	10,461
Toridoll Holdings Corp.	3,000	69,010
Torishima Pump Manufacturing Co. Ltd.	1,600	31,574
Tosei Corp.	3,100	46,821
Toshiba TEC Corp.	2,000	42,762
Tosho Co. Ltd.	1,600	7,160
Tosoh Corp.	19,100	249,063
Totech Corp.	1,200	18,982
Totetsu Kogyo Co. Ltd.	1,900	37,672
TOTO Ltd.	7,000	165,243
Tottori Bank Ltd.	600	5,191
Towa Bank Ltd.	3,300	14,563
Towa Corp.	600	42,066
Towa Pharmaceutical Co. Ltd.	2,100	38,361
Toyo Construction Co. Ltd.	5,200	46,444
Toyo Engineering Corp.	1,700	9,267
Toyo Gosei Co. Ltd.	200	12,580
Toyo Kanetsu KK	800	19,516
Toyo Machinery & Metal Co. Ltd.	2,400	11,188
Toyo Seikan Group Holdings Ltd.	8,200	128,690
Toyo Suisan Kaisha Ltd.	1,500	88,896
Toyo Tanso Co. Ltd.	1,400	58,562
Toyo Tire Corp.	9,400	150,065
Toyobo Co. Ltd.	6,300	41,272
Toyoda Gosei Co. Ltd.	5,900	103,724
Toyota Boshoku Corp.	7,100	94,018
Toyota Motor Corp.	253,505	5,183,861
Toyota Tsusho Corp.	23,100	449,681
Trancom Co. Ltd.	600	24,427
Transaction Co. Ltd.	1,200	14,417
Transcosmos, Inc.	1,300	27,997
TRE Holdings Corp.	2,300	18,513
Treasure Factory Co. Ltd.	2,800	32,422
Trend Micro, Inc.	3,300	133,957
Trenders, Inc.	900	5,409
Trusco Nakayama Corp.	3,400	52,028
†Tsubaki Nakashima Co. Ltd.	5,600	27,358
Tsubakimoto Chain Co.	2,000	77,444
Tsubakimoto Kogyo Co. Ltd.	1,200	16,603
Tsuburaya Fields Holdings, Inc.	2,300	24,502
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tsugami Corp.	3,600	$34,772
Tsukada Global Holdings, Inc.	1,600	4,833
Tsukishima Holdings Co. Ltd.	1,500	13,826
Tsukuba Bank Ltd.	14,800	29,620
Tsumura & Co.	4,000	102,057
Tsuruha Holdings, Inc.	2,700	153,720
Tsuzuki Denki Co. Ltd.	1,300	20,055
UACJ Corp.	3,200	76,475
UBE Corp.	9,000	158,447
Ubicom Holdings, Inc.	500	4,199
Uchida Yoko Co. Ltd.	700	36,416
Ultrafabrics Holdings Co. Ltd.	1,200	8,674
Ulvac, Inc.	1,900	124,116
U-Next Holdings Co. Ltd.	2,100	58,736
Unicharm Corp.	4,300	138,095
Union Tool Co.	400	15,737
Unipres Corp.	3,000	24,967
United Arrows Ltd.	1,700	21,016
United Super Markets Holdings, Inc.	4,800	26,105
UNITED, Inc.	1,400	7,022
†Unitika Ltd.	8,100	16,211
†Universal Entertainment Corp.	2,400	23,509
Urbanet Corp. Co. Ltd.	5,600	13,853
Ushio, Inc.	8,100	105,322
USS Co. Ltd.	16,200	136,284
UT Group Co. Ltd.	1,900	38,439
V Technology Co. Ltd.	600	11,393
Valor Holdings Co. Ltd.	3,000	45,907
Valqua Ltd.	1,300	29,613
Value HR Co. Ltd.	1,600	14,390
ValueCommerce Co. Ltd.	1,200	8,794
Vector, Inc.	2,500	19,035
Vertex Corp.	2,100	26,040
Vision, Inc.	2,200	16,983
†Visional, Inc.	1,400	62,477
Vital KSK Holdings, Inc.	4,200	35,529
VT Holdings Co. Ltd.	7,200	22,823
Wacoal Holdings Corp.	3,000	83,834
Wacom Co. Ltd.	4,600	21,586
Wakachiku Construction Co. Ltd.	1,500	31,652
Wakita & Co. Ltd.	3,800	40,813
Warabeya Nichiyo Holdings Co. Ltd.	1,300	18,495
Watahan & Co. Ltd.	1,000	11,088
Wavelock Holdings Co. Ltd.	1,500	6,144
WDB Holdings Co. Ltd.	1,300	15,110
Weathernews, Inc.	300	8,745
Welcia Holdings Co. Ltd.	5,700	71,068
West Holdings Corp.	2,028	32,848
LVIP Dimensional International Core Equity Fund-32

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
West Japan Railway Co.	7,800	$145,199
Will Group, Inc.	1,900	11,691
WingArc1st, Inc.	1,200	20,227
Wood One Co. Ltd.	1,400	8,084
Workman Co. Ltd.	1,300	30,300
World Co. Ltd.	1,700	22,274
World Holdings Co. Ltd.	800	10,760
Xebio Holdings Co. Ltd.	2,000	14,805
Yagi & Co. Ltd.	500	6,766
Yahagi Construction Co. Ltd.	1,500	15,588
Yakult Honsha Co. Ltd.	3,000	53,636
YAKUODO Holdings Co. Ltd.	1,100	19,615
YAMABIKO Corp.	2,500	35,459
YAMADA Consulting Group Co. Ltd.	500	6,467
Yamada Holdings Co. Ltd.	42,400	113,847
Yamae Group Holdings Co. Ltd.	1,000	15,501
Yamagata Bank Ltd.	1,900	14,337
Yamaguchi Financial Group, Inc.	13,000	147,501
Yamaha Corp.	4,200	98,311
Yamaha Motor Co. Ltd.	52,500	485,875
Yamaichi Electronics Co. Ltd.	1,500	31,046
Yamanashi Chuo Bank Ltd.	2,800	36,582
Yamatane Corp.	900	16,250
Yamato Holdings Co. Ltd.	9,400	103,325
Yamaya Corp.	400	7,869
Yamazaki Baking Co. Ltd.	2,100	43,099
Yamazen Corp.	4,900	43,217
Yaoko Co. Ltd.	1,300	78,716
Yashima Denki Co. Ltd.	1,300	14,471
Yaskawa Electric Corp.	4,700	168,761
Yasunaga Corp.	500	1,840
Yellow Hat Ltd.	2,500	35,739
Yokogawa Bridge Holdings Corp.	2,700	45,445
Yokogawa Electric Corp.	4,000	96,712
Yokohama Rubber Co. Ltd.	5,700	126,017
Yokorei Co. Ltd.	3,900	25,428
Yokowo Co. Ltd.	1,800	23,461
Yondenko Corp.	1,400	32,805
Yondoshi Holdings, Inc.	1,300	15,756
Yonex Co. Ltd.	3,300	40,058
Yorozu Corp.	1,000	7,123
†Yoshimura Food Holdings KK	1,300	13,179
Yoshinoya Holdings Co. Ltd.	2,900	55,246
Yotai Refractories Co. Ltd.	2,700	30,476
Yuasa Trading Co. Ltd.	1,300	45,814
Yukiguni Maitake Co. Ltd.	1,100	6,933
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Yurtec Corp.	3,400	$31,593
Yushin Precision Equipment Co. Ltd.	1,300	6,092
Zenrin Co. Ltd.	1,700	9,922
Zensho Holdings Co. Ltd.	3,469	132,602
Zeon Corp.	8,400	69,700
ZERIA Pharmaceutical Co. Ltd.	2,800	36,773
ZIGExN Co. Ltd.	7,100	26,389
Zojirushi Corp.	1,100	10,577
ZOZO, Inc.	3,900	97,639
Zuiko Corp.	2,100	14,371
		120,287,921
Jersey–0.03%
Centamin PLC	111,734	170,763
		170,763
Jordan–0.04%
Hikma Pharmaceuticals PLC	8,975	214,539
		214,539
Luxembourg–0.28%
ArcelorMittal SA	2,736	62,617
B&S Group SARL	1,049	5,617
Befesa SA	1,602	53,289
d'Amico International Shipping SA	1,523	12,037
Eurofins Scientific SE	7,177	357,793
†Grand City Properties SA	5,669	65,569
†Millicom International Cellular SA SDR	14,369	349,769
RTL Group SA	2,878	87,534
SES SA	30,970	157,744
Stabilus SE	1,672	76,550
Sword Group	504	17,083
Tenaris SA	12,833	197,219
Tenaris SA ADR	1,740	53,105
		1,495,926
Macau–0.03%
†MECOM Power & Construction Ltd.	139,500	3,126
MGM China Holdings Ltd.	23,600	36,749
†Sands China Ltd.	32,800	68,380
Wynn Macau Ltd.	28,800	23,604
		131,859
Malta–0.00%
†Catena Media PLC	2,663	1,264
		1,264
LVIP Dimensional International Core Equity Fund-33

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Mauritius–0.00%
Capital Ltd.	466	$589
		589
Mexico–0.01%
Fresnillo PLC	7,677	54,539
		54,539
Mongolia–0.01%
†Mongolian Mining Corp.	48,000	55,075
		55,075
Netherlands–3.90%
Aalberts NV	7,864	319,360
ABN AMRO Bank NV	19,025	312,754
Acomo NV	1,224	22,573
†Adyen NV	312	371,961
Aegon Ltd.	95,395	589,193
Akzo Nobel NV	7,867	478,381
†Alfen NV	625	11,553
AMG Critical Materials NV	1,388	22,921
Aperam SA	4,446	114,941
Arcadis NV	5,248	332,444
ArcelorMittal SA	16,495	378,230
†Argenx SE ADR	230	98,909
ASM International NV	1,262	962,026
ASML Holding NV	4,666	4,784,636
ASR Nederland NV	11,420	544,369
†Basic-Fit NV	1,929	41,565
BE Semiconductor Industries NV	2,093	350,010
Brunel International NV	2,490	26,667
Corbion NV	4,025	80,737
CTP NV	2,966	50,569
Euronext NV	4,002	370,734
Ferrovial SE	2,660	103,295
Flow Traders Ltd.	2,176	43,066
ForFarmers NV	2,935	8,471
Fugro NV	7,464	180,335
Heineken NV	2,825	273,197
IMCD NV	2,980	412,652
ING Groep NV	39,983	683,490
JDE Peet's NV	2,667	53,126
†Just Eat Takeaway.com NV	6,701	80,810
Kendrion NV	1,689	23,732
Koninklijke Ahold Delhaize NV	35,215	1,040,516
Koninklijke BAM Groep NV	26,420	110,971
Koninklijke Heijmans NV	1,861	38,067
Koninklijke KPN NV	163,967	628,650
†Koninklijke Philips NV	21,226	535,073
Koninklijke Vopak NV	4,694	194,848
Nedap NV	289	18,818
NN Group NV	14,834	690,267
OCI NV	7,368	179,830
†Pharming Group NV	49,651	40,013
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
†Pluxee NV	1,504	$42,193
PostNL NV	27,219	36,962
Prosus NV	15,175	540,531
†Qiagen NV	4,836	198,867
Randstad NV	7,918	358,949
SBM Offshore NV	11,930	182,703
†SIF Holding NV	1,080	13,556
Signify NV	9,354	233,412
Sligro Food Group NV	1,675	23,176
Stellantis NV	59,274	1,172,518
TKH Group NV	3,347	145,960
†TomTom NV	3,375	19,066
Universal Music Group NV	15,274	454,417
Van Lanschot Kempen NV	3,092	124,177
Wolters Kluwer NV	10,184	1,688,335
		20,838,582
New Zealand–0.31%
†a2 Milk Co. Ltd.	9,054	39,155
Air New Zealand Ltd.	113,751	36,721
Arvida Group Ltd.	47,844	27,092
Auckland International Airport Ltd.	15,008	69,749
Briscoe Group Ltd.	2,316	5,459
Channel Infrastructure NZ Ltd.	26,467	24,020
Chorus Ltd.	37,413	175,242
Contact Energy Ltd.	17,462	95,725
EBOS Group Ltd.	2,051	40,251
Fisher & Paykel Healthcare Corp. Ltd.	6,410	117,324
Fletcher Building Ltd.	39,099	67,392
Freightways Group Ltd.	11,086	51,973
Genesis Energy Ltd.	35,521	47,383
†Gentrack Group Ltd.	3,379	21,080
Hallenstein Glasson Holdings Ltd.	5,127	17,394
Heartland Group Holdings Ltd.	51,110	30,833
Infratil Ltd.	11,747	80,173
KMD Brands Ltd.	50,540	10,774
Mainfreight Ltd.	1,659	68,410
Manawa Energy Ltd.	2,009	5,042
Mercury NZ Ltd.	6,166	24,656
Meridian Energy Ltd.	8,860	33,945
NZX Ltd.	20,130	13,130
†Oceania Healthcare Ltd.	44,072	14,227
†Pacific Edge Ltd.	16,563	969
PGG Wrightson Ltd.	3,482	3,712
Port of Tauranga Ltd.	6,064	17,434
Rakon Ltd.	8,848	3,773
†Restaurant Brands New Zealand Ltd.	1,312	2,397
†Ryman Healthcare Ltd.	20,795	45,052
Sanford Ltd.	3,824	9,340
LVIP Dimensional International Core Equity Fund-34

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
New Zealand (continued)
Scales Corp. Ltd.	10,942	$23,993
Skellerup Holdings Ltd.	11,414	26,142
SKY Network Television Ltd.	10,160	14,534
SKYCITY Entertainment Group Ltd.	54,815	48,775
Spark New Zealand Ltd.	29,972	75,945
Steel & Tube Holdings Ltd.	4,332	2,269
Summerset Group Holdings Ltd.	17,844	103,249
†Synlait Milk Ltd.	5,619	770
Tourism Holdings Ltd.	5,543	6,043
TOWER Ltd.	23,715	12,711
Vector Ltd.	4,460	10,079
†Vista Group International Ltd.	10,648	14,658
Warehouse Group Ltd.	6,110	3,712
†Xero Ltd.	1,055	95,997
		1,638,704
Norway–0.80%
ABG Sundal Collier Holding ASA	35,090	20,212
AF Gruppen ASA	1,402	17,385
†Akastor ASA	6,130	9,129
Aker ASA Class A	331	19,066
†Aker BioMarine ASA	1,763	13,821
Aker BP ASA	9,842	250,912
†Aker Carbon Capture ASA	4,619	2,881
Aker Solutions ASA	7,009	29,015
AMSC ASA	4,751	14,729
Atea ASA	6,074	87,040
Austevoll Seafood ASA	3,325	25,785
Avance Gas Holding Ltd.	2,032	32,468
Bakkafrost P	535	27,158
Belships ASA	13,155	30,494
†Bluenord ASA	1,745	89,889
Bonheur ASA	1,345	30,233
Borregaard ASA	2,316	41,734
Bouvet ASA	3,710	21,891
BW Offshore Ltd.	8,430	24,279
†Cavendish Hydrogen ASA	243	626
†Cloudberry Clean Energy ASA	18,751	21,074
†Crayon Group Holding ASA	2,065	24,176
DNB Bank ASA	12,986	255,050
DNO ASA	52,313	54,581
†Elkem ASA	18,871	35,773
Elopak ASA	4,472	15,141
†Entra ASA	1,018	10,431
Equinor ASA	25,241	718,554
Europris ASA	12,413	84,172
FLEX LNG Ltd.	375	10,140
Frontline PLC	5,754	150,735
Gjensidige Forsikring ASA	2,038	36,419
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
Golden Ocean Group Ltd.	5,357	$74,206
Grieg Seafood ASA	2,256	13,259
†Hexagon Composites ASA	6,210	17,420
†Hexagon Purus ASA	2,131	1,583
Hoegh Autoliners ASA	7,876	92,798
Kid ASA	946	13,166
Kitron ASA	5,845	17,310
†Kongsberg Automotive ASA	79,968	11,804
Kongsberg Gruppen ASA	886	72,194
Leroy Seafood Group ASA	7,631	30,919
†LINK Mobility Group Holding ASA	7,989	15,376
Medistim ASA	229	3,657
†Morrow Bank ASA	13,708	6,227
Mowi ASA	4,887	81,336
MPC Container Ships ASA	13,453	28,363
†NEL ASA	12,155	6,377
†Nordic Semiconductor ASA	1,603	21,409
Norsk Hydro ASA	18,479	115,094
Norske Skog ASA	2,906	11,513
Norwegian Air Shuttle ASA	19,708	23,221
†NRC Group ASA	7,481	9,039
Odfjell Drilling Ltd.	10,099	54,955
Odfjell SE Class A	1,261	21,684
OKEA ASA	5,631	12,721
Orkla ASA	3,698	30,046
†Otello Corp. ASA	3,565	2,551
Pareto Bank ASA	2,045	11,684
Pexip Holding ASA	6,539	17,761
†PGS ASA	58,875	49,297
Protector Forsikring ASA	2,334	56,071
Salmar ASA	683	35,951
Sandnes Sparebank	1,014	9,117
†SATS ASA	6,805	10,363
†Scatec ASA	7,755	62,936
Schibsted ASA Class A	1,358	40,090
Schibsted ASA Class B	2,645	74,269
†Sea1 offshore, Inc.	8,784	23,858
Selvaag Bolig ASA	3,629	12,576
Sparebank 1 Oestlandet	1,833	23,303
SpareBank 1 Sorost-Norge	3,572	22,488
SpareBank 1 SR-Bank ASA	7,487	91,580
Sparebanken More	3,012	23,838
Stolt-Nielsen Ltd.	1,310	61,960
Storebrand ASA	17,625	179,931
Telenor ASA	8,136	92,737
TGS ASA	7,420	89,093
TOMRA Systems ASA	2,960	35,319
Var Energi ASA	11,896	42,027
Veidekke ASA	7,146	76,567
Wallenius Wilhelmsen ASA	6,016	61,360
†XXL ASA	55,193	4,322
LVIP Dimensional International Core Equity Fund-35

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
Yara International ASA	3,096	$89,194
		4,290,913
Philippines–0.00%
Del Monte Pacific Ltd.	48,800	3,707
†TELUS International CDA, Inc.	3,104	17,941
		21,648
Poland–0.04%
†InPost SA	12,890	227,223
		227,223
Portugal–0.30%
Altri SGPS SA	6,939	40,018
Banco Comercial Portugues SA Class R	698,928	251,951
Corticeira Amorim SGPS SA	735	7,092
CTT-Correios de Portugal SA	4,552	20,426
EDP - Energias de Portugal SA	48,351	181,184
EDP Renovaveis SA	8,680	121,311
Galp Energia SGPS SA	28,356	598,854
†Greenvolt-Energias Renovaveis SA	2,443	21,768
Jeronimo Martins SGPS SA	6,392	124,931
Mota-Engil SGPS SA	7,497	27,635
Navigator Co. SA	16,490	68,627
NOS SGPS SA	14,590	51,641
REN - Redes Energeticas Nacionais SGPS SA	15,882	38,950
Sonae SGPS SA	61,884	57,990
		1,612,378
Singapore–1.02%
†AEM Holdings Ltd.	20,604	27,350
Aztech Global Ltd.	15,800	11,244
Banyan Tree Holdings Ltd.	48,800	14,215
†Best World International Ltd.	11,136	20,449
Bukit Sembawang Estates Ltd.	10,600	26,891
BW LPG Ltd.	9,135	169,661
CapitaLand Investment Ltd.	57,900	113,580
China Aviation Oil Singapore Corp. Ltd.	34,700	22,007
China Sunsine Chemical Holdings Ltd.	31,000	9,030
City Developments Ltd.	32,300	122,911
ComfortDelGro Corp. Ltd.	109,800	108,504
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
†COSCO Shipping International Singapore Co. Ltd.	91,400	$10,178
CSE Global Ltd.	17,056	5,031
DBS Group Holdings Ltd.	33,984	896,967
Delfi Ltd.	22,000	14,034
DFI Retail Group Holdings Ltd.	24,600	46,740
Dyna-Mac Holdings Ltd.	55,100	16,863
=†Ezion Holdings Ltd.	288,390	0
Far East Orchard Ltd.	21,691	16,156
First Resources Ltd.	41,400	42,133
Food Empire Holdings Ltd.	18,200	13,422
Frasers Property Ltd.	33,300	19,400
Frencken Group Ltd.	21,400	25,724
†Fu Yu Corp. Ltd.	30,400	2,847
Genting Singapore Ltd.	65,600	41,847
Geo Energy Resources Ltd.	109,100	23,333
Golden Agri-Resources Ltd.	512,000	101,947
Great Eastern Holdings Ltd.	2,900	54,878
GuocoLand Ltd.	27,500	29,812
Hafnia Ltd.	7,521	63,186
Ho Bee Land Ltd.	12,200	16,555
Hong Fok Corp. Ltd.	19,800	12,192
Hong Leong Asia Ltd.	17,600	7,723
Hotel Grand Central Ltd.	19,945	10,737
Hour Glass Ltd.	21,300	24,504
Hutchison Port Holdings Trust	478,100	61,197
=†Hyflux Ltd.	16,000	0
iFAST Corp. Ltd.	6,500	34,513
Indofood Agri Resources Ltd.	26,500	5,765
†Japfa Ltd.	41,800	10,327
Keppel Infrastructure Trust	193,846	67,189
Keppel Ltd.	33,400	159,364
=†Midas Holdings Ltd.	143,100	0
†Mm2 Asia Ltd.	177,900	2,362
Nanofilm Technologies International Ltd.	17,800	9,779
Netlink NBN Trust	101,100	61,883
Olam Group Ltd.	52,900	44,864
OUE Ltd.	20,900	18,650
Oversea-Chinese Banking Corp. Ltd.	42,913	456,663
†Oxley Holdings Ltd.	104,878	6,033
Propnex Ltd.	16,800	10,345
Q&M Dental Group Singapore Ltd.	30,500	5,398
QAF Ltd.	12,400	7,361
Raffles Medical Group Ltd.	49,313	36,185
†SATS Ltd.	15,611	32,811
LVIP Dimensional International Core Equity Fund-36

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
SBS Transit Ltd.	4,800	$8,743
†Seatrium Ltd.	102,242	104,052
Sembcorp Industries Ltd.	50,700	179,843
Sheng Siong Group Ltd.	38,200	41,975
SIA Engineering Co. Ltd.	9,600	16,425
SIIC Environment Holdings Ltd.	68,260	8,507
Silverlake Axis Ltd.	35,500	7,330
†Sinarmas Land Ltd.	50,600	5,971
Singapore Airlines Ltd.	39,050	198,706
Singapore Exchange Ltd.	31,100	217,425
Singapore Land Group Ltd.	14,500	19,141
Singapore Technologies Engineering Ltd.	49,000	156,468
Singapore Telecommunications Ltd.	20,700	41,980
Stamford Land Corp. Ltd.	89,838	25,176
StarHub Ltd.	49,400	44,081
Thomson Medical Group Ltd.	181,300	6,685
Tuan Sing Holdings Ltd.	57,423	9,740
UMS Holdings Ltd.	34,531	30,049
United Overseas Bank Ltd.	30,662	708,437
UOB-Kay Hian Holdings Ltd.	44,426	43,902
UOL Group Ltd.	22,100	84,749
Venture Corp. Ltd.	10,900	114,305
Vicom Ltd.	4,200	4,089
Wilmar International Ltd.	67,000	153,171
Wing Tai Holdings Ltd.	34,200	34,805
		5,438,495
South Africa–0.00%
†Petra Diamonds Ltd.	9,008	4,566
		4,566
Spain–2.61%
Acciona SA	1,767	208,728
Acerinox SA	11,573	120,099
ACS Actividades de Construccion y Servicios SA	10,871	468,952
Aedas Homes SA	568	12,866
Aena SME SA	1,816	365,631
Almirall SA	4,299	43,278
Amadeus IT Group SA	10,896	725,116
†Amper SA	108,771	11,218
Atresmedia Corp. de Medios de Comunicacion SA	9,361	44,361
Banco Bilbao Vizcaya Argentaria SA	107,103	1,072,693
Banco Bilbao Vizcaya Argentaria SA ADR	99,375	996,731
Banco de Sabadell SA	427,409	824,150
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Banco Santander SA	237,374	$1,100,881
Bankinter SA	45,896	374,836
CaixaBank SA	106,561	564,103
†Cellnex Telecom SA	6,279	204,223
Cia de Distribucion Integral Logista Holdings SA	4,601	130,183
CIE Automotive SA	2,643	73,452
Construcciones y Auxiliar de Ferrocarriles SA	1,158	43,530
Corp. ACCIONA Energias Renovables SA	1,127	23,210
†Distribuidora Internacional de Alimentacion SA	883,558	11,639
Ebro Foods SA	2,022	33,651
†eDreams ODIGEO SA	3,178	22,123
Elecnor SA	2,740	58,219
Enagas SA	15,887	236,327
†Ence Energia y Celulosa SA	6,937	25,423
Endesa SA	10,378	194,890
†Ercros SA	10,000	41,821
Faes Farma SA	17,141	66,178
Fluidra SA	2,435	50,825
Gestamp Automocion SA	12,435	37,022
Global Dominion Access SA	7,450	25,691
†Grifols SA	9,295	78,242
Grupo Catalana Occidente SA	2,582	104,524
Iberdrola SA	40,937	531,140
Iberpapel Gestion SA	881	18,162
Indra Sistemas SA	10,647	220,180
Industria de Diseno Textil SA	15,125	750,945
Laboratorios Farmaceuticos Rovi SA	1,704	159,770
†Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	29,773	36,860
Mapfre SA	89,119	205,582
†Melia Hotels International SA	10,355	85,002
Miquel y Costas & Miquel SA	1,868	26,007
Naturgy Energy Group SA	3,078	66,455
Neinor Homes SA	1,873	25,074
†Obrascon Huarte Lain SA	17,936	6,792
Pharma Mar SA	742	25,286
†Promotora de Informaciones SA Class A	23,606	9,354
Prosegur Cash SA	15,085	8,433
Realia Business SA	11,794	12,176
Redeia Corp. SA	14,507	253,552
Repsol SA	76,587	1,208,578
LVIP Dimensional International Core Equity Fund-37

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Sacyr SA	35,917	$126,705
†Solaria Energia y Medio Ambiente SA	4,978	61,682
†Tecnicas Reunidas SA	2,338	31,624
Telefonica SA	279,650	1,185,986
Telefonica SA ADR	6,510	27,407
†Tubacex SA	8,167	28,338
Unicaja Banco SA	77,646	105,939
Vidrala SA	1,320	148,716
Viscofan SA	2,798	184,286
		13,944,847
Sweden–2.87%
AAK AB	2,626	76,954
AcadeMedia AB	8,341	40,686
AddLife AB Class B	5,455	64,643
Addnode Group AB	5,512	63,394
AddTech AB Class B	6,953	172,792
AFRY AB	4,672	83,751
Alfa Laval AB	3,532	154,656
Alimak Group AB	1,886	20,463
Alleima AB	11,724	76,103
Alligo AB Class B	927	12,559
Ambea AB	5,279	39,048
†Annehem Fastigheter AB Class B	4,488	7,452
AQ Group AB	1,865	25,602
Arjo AB Class B	13,896	53,780
Assa Abloy AB Class B	5,982	169,092
Atlas Copco AB Class A	36,742	690,537
Atlas Copco AB Class B	20,952	338,328
Atrium Ljungberg AB Class B	1,884	36,528
Attendo AB	8,480	35,043
Avanza Bank Holding AB	6,020	146,254
Axfood AB	3,690	96,924
Beijer Alma AB	2,835	55,368
Beijer Ref AB	3,170	48,900
Bergman & Beving AB	2,044	57,083
Betsson AB Class B	9,414	110,048
Bilia AB Class A	7,797	104,092
Billerud Aktiebolag	11,013	101,932
BioGaia AB Class B	1,227	14,320
Biotage AB	1,198	18,435
Bjorn Borg AB	2,586	13,590
Boliden AB	9,284	297,028
†Bonava AB Class B	20,526	16,296
Bravida Holding AB	10,775	79,905
Bufab AB	2,273	83,852
Bulten AB	815	6,421
Byggmax Group AB	4,180	13,811
†Camurus AB	975	55,194
†Castellum AB	8,026	97,987
Catena AB	1,422	70,838
Cellavision AB	841	19,876
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Clas Ohlson AB Class B	3,191	$52,988
Cloetta AB Class B	16,221	31,557
Concentric AB	2,269	38,320
Coor Service Management Holding AB	6,389	28,223
Corem Property Group AB Class B	20,233	16,694
CTT Systems AB	561	17,096
Dios Fastigheter AB	3,818	31,177
Dometic Group AB	18,128	115,107
†Dustin Group AB	19,168	21,304
Eastnine AB	7,448	31,032
Elanders AB Class B	1,811	17,018
†Electrolux AB Class B	7,327	60,737
Electrolux Professional AB Class B	11,611	77,122
Elekta AB Class B	20,257	126,523
†Eltel AB	11,132	7,940
†Embracer Group AB	3,865	8,493
†Enea AB	1,287	9,313
Engcon AB	1,349	11,048
Ependion AB	1,878	22,007
Epiroc AB Class A	9,438	188,333
Epiroc AB Class B	5,498	100,530
Essity AB Class A	759	19,371
Essity AB Class B	8,882	227,434
Evolution AB	2,522	262,693
Fabege AB	6,484	51,785
Fagerhult Group AB	5,179	33,618
†Fastighets AB Balder Class B	7,896	54,100
†Fastighets AB Trianon	1,416	2,605
†Fastighetsbolaget Emilshus AB Class B	94	325
FastPartner AB Class A	1,287	8,561
†Ferronordic AB	578	4,183
Fortnox AB	12,538	75,685
G5 Entertainment AB	477	5,175
GARO AB	962	2,428
Getinge AB Class B	4,677	79,450
Granges AB	9,560	122,668
H & M Hennes & Mauritz AB Class B	13,956	220,749
Hanza AB	2,312	13,982
Heba Fastighets AB Class B	1,368	4,020
Hemnet Group AB	4,052	122,413
Hexagon AB Class B	14,590	164,704
†Hexatronic Group AB	10,753	51,640
Hexpol AB	10,435	116,174
HMS Networks AB	2,098	83,215
Holmen AB Class B	1,974	77,701
Hufvudstaden AB Class A	3,015	35,700
†Humana AB	3,911	12,140
Husqvarna AB Class A	1,491	11,887
LVIP Dimensional International Core Equity Fund-38

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Husqvarna AB Class B	11,813	$94,669
Indutrade AB	5,651	144,807
Instalco AB	8,466	32,398
INVISIO AB	1,341	29,479
Inwido AB	6,076	82,836
ITAB Shop Concept AB	1,500	3,665
JM AB	3,305	61,772
Kabe Group AB Class B	418	14,355
†Karnov Group AB	3,802	25,397
Kindred Group PLC SDR	17,043	202,606
KNOW IT AB	1,633	25,637
Lagercrantz Group AB Class B	11,514	187,066
Lifco AB Class B	3,017	82,833
Lime Technologies AB	395	13,044
Lindab International AB	5,535	118,439
Loomis AB	6,231	162,256
†Medcap AB	410	19,303
Medicover AB Class B	3,370	60,539
MEKO AB	2,222	24,864
†Midsona AB Class B	1,338	1,391
†Modern Times Group MTG AB Class B	6,589	53,090
Momentum Group AB	927	15,166
Munters Group AB	4,974	93,764
Mycronic AB	3,002	115,730
NCAB Group AB	10,529	82,452
NCC AB Class B	8,244	106,949
Nederman Holding AB	1,654	35,034
†Net Insight AB Class B	38,456	22,749
New Wave Group AB Class B	8,361	86,379
Nibe Industrier AB Class B	5,130	21,751
†Nobia AB	40,308	16,710
Nokian Renkaat OYJ	10,096	83,147
Nolato AB Class B	16,770	90,978
Nordic Paper Holding AB	2,764	12,700
Nordic Waterproofing Holding AB	2,580	39,288
Nordnet AB publ	4,962	103,650
†Note AB	1,549	21,103
NP3 Fastigheter AB	753	18,258
Nyfosa AB	5,432	52,634
OEM International AB Class B	3,426	37,690
†Orron Energy ab	2,834	1,912
†Ovzon AB	3,666	6,523
†OX2 AB	2,332	13,080
Peab AB Class B	14,960	94,073
Platzer Fastigheter Holding AB Class B	4,133	35,368
†Pricer AB Class B	11,063	14,112
Proact IT Group AB	2,340	34,220
Probi AB	234	6,403
Ratos AB Class B	17,331	58,964
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
RaySearch Laboratories AB	882	$11,767
Rejlers AB	587	8,529
Resurs Holding AB	8,813	19,041
Rottneros AB	7,980	8,869
Saab AB Class B	2,632	63,323
Sagax AB Class B	2,873	73,512
Samhallsbyggnadsbolaget i Norden AB	23,162	11,785
Samhallsbyggnadsbolaget i Norden AB Class D	8,533	5,708
Sandvik AB	16,169	324,021
Scandi Standard AB	5,314	38,906
†Scandic Hotels Group AB	8,740	52,940
†Sdiptech AB Class B	887	27,031
†Sectra AB Class B	5,273	120,494
Securitas AB Class B	19,209	190,658
†Sensys Gatso Group AB	1,884	12,976
†Sinch AB	33,424	81,045
Skandinaviska Enskilda Banken AB Class A	26,850	396,455
Skanska AB Class B	11,350	204,319
SKF AB Class A	1,577	31,915
SKF AB Class B	9,002	180,736
SkiStar AB	2,334	32,679
Solid Forsakring AB	881	7,223
SSAB AB Class A	10,517	57,988
SSAB AB Class B	26,609	144,506
†Stendorren Fastigheter AB	889	15,500
†Stillfront Group AB	48,955	45,980
Svenska Cellulosa AB SCA Class A	1,121	16,626
Svenska Cellulosa AB SCA Class B	10,674	157,658
Svenska Handelsbanken AB Class A	19,294	183,765
Svenska Handelsbanken AB Class B	1,909	22,046
Sweco AB Class B	7,951	109,074
Swedbank AB Class A	10,942	225,158
†Swedish Orphan Biovitrum AB	3,276	87,657
Systemair AB	5,564	41,261
Tele2 AB Class B	26,342	265,185
Telefonaktiebolaget LM Ericsson Class A	2,154	13,474
Telefonaktiebolaget LM Ericsson Class B	88,051	546,632
Telia Co. AB	115,947	311,008
Tethys Oil AB	1,814	5,828
†TF Bank AB	714	15,629
Thule Group AB	2,582	67,723
Trelleborg AB Class B	6,108	237,658
Troax Group AB	3,047	68,133
Truecaller AB Class B	10,521	35,219
LVIP Dimensional International Core Equity Fund-39

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
VBG Group AB Class B	1,159	$52,980
†Viaplay Group AB	27,828	1,884
Vitec Software Group AB Class B	1,204	62,478
Vitrolife AB	4,333	71,256
Volati AB	837	7,960
Volvo AB Class A	4,552	118,707
Volvo AB Class B	37,256	952,930
†Volvo Car AB Class B	18,370	56,822
Wallenstam AB Class B	5,579	26,503
Wihlborgs Fastigheter AB	9,872	91,185
		15,328,111
Switzerland–8.02%
ABB Ltd.	14,902	827,990
Accelleron Industries AG	5,427	212,622
Adecco Group AG	12,474	414,018
Alcon, Inc.	12,774	1,138,840
Allreal Holding AG	1,177	201,483
ALSO Holding AG	475	146,447
†Aluflexpack AG	1,925	32,889
†ams-OSRAM AG	76,173	105,512
APG SGA SA	98	21,434
†Arbonia AG	5,155	73,213
†Aryzta AG	71,951	128,134
Ascom Holding AG	1,382	11,767
Autoneum Holding AG	313	45,289
Avolta AG	5,577	216,637
Baloise Holding AG	3,626	638,470
Banque Cantonale de Geneve	199	64,233
Banque Cantonale Vaudoise	2,070	219,683
Barry Callebaut AG	179	291,676
†Basilea Pharmaceutica AG	729	31,685
Bell Food Group AG	177	51,025
Bellevue Group AG	933	18,173
Berner Kantonalbank AG	447	115,923
BKW AG	1,058	168,748
Bossard Holding AG Class A	510	120,057
Bucher Industries AG	517	208,308
Burckhardt Compression Holding AG	218	143,158
Burkhalter Holding AG	316	32,393
Bystronic AG	97	40,864
Calida Holding AG	290	9,780
Carlo Gavazzi Holding AG	46	14,131
Cembra Money Bank AG	2,651	226,314
Chocoladefabriken Lindt & Spruengli AG	1	115,532
†Cicor Technologies Ltd.	245	14,344
Cie Financiere Richemont SA Class A	6,464	1,009,044
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Cie Financiere Tradition SA	108	$17,009
Clariant AG	15,795	248,585
Coca-Cola HBC AG	3,303	112,650
Coltene Holding AG	332	17,405
Comet Holding AG	375	151,094
Daetwyler Holding AG	538	101,079
DKSH Holding AG	2,758	186,333
†DocMorris AG	555	33,049
Dormakaba Holding AG	215	110,318
DSM-Firmenich AG	246	27,821
EFG International AG	9,157	134,738
Emmi AG	155	153,197
EMS-Chemie Holding AG	65	53,283
Feintool International Holding AG	837	17,142
Fenix Outdoor International AG	263	17,940
Flughafen Zurich AG	1,637	362,037
Forbo Holding AG	87	101,288
Galenica AG	4,335	354,877
†GAM Holding AG	7,109	1,582
Geberit AG	981	579,570
Georg Fischer AG	5,727	384,052
Givaudan SA	103	488,374
Glencore PLC	148,220	845,203
Gurit Holding AG Class BR	240	14,078
Helvetia Holding AG	2,865	387,442
Holcim AG	13,361	1,184,042
Huber & Suhner AG	1,300	110,691
Hypothekarbank Lenzburg AG	7	32,567
Implenia AG	1,019	36,464
†Ina Invest Holding AG	203	4,157
Inficon Holding AG	143	217,417
Interroll Holding AG	25	73,738
Intershop Holding AG	270	35,521
Investis Holding SA	307	34,512
Julius Baer Group Ltd.	10,973	613,105
Jungfraubahn Holding AG	551	118,853
Kardex Holding AG	230	58,367
Komax Holding AG	334	48,476
†Kudelski SA	1,531	2,386
Kuehne & Nagel International AG	1,789	514,528
Landis & Gyr Group AG	1,668	134,784
LEM Holding SA	42	66,848
Liechtensteinische Landesbank AG	961	76,157
Logitech International SA	3,038	294,030
Lonza Group AG	1,316	718,311
Luzerner Kantonalbank AG	1,656	121,834
Medacta Group SA	357	48,556
Medmix AG	1,270	19,196
LVIP Dimensional International Core Equity Fund-40

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Metall Zug AG Class B	22	$30,241
Mobilezone Holding AG	3,672	55,747
Mobimo Holding AG	595	168,543
Naturenergie Holding AG	556	23,640
Nestle SA	35,515	3,625,617
Novartis AG	21,964	2,351,024
Novartis AG ADR	24,234	2,579,952
Novavest Real Estate AG	237	8,890
OC Oerlikon Corp. AG	10,272	55,427
†Orascom Development Holding AG	824	3,586
Orior AG	492	30,502
Partners Group Holding AG	650	834,882
†Peach Property Group AG	389	3,178
Phoenix Mecano AG	34	18,051
Plazza AG Class A	93	31,260
PSP Swiss Property AG	2,046	262,568
Rieter Holding AG	353	45,183
Roche Holding AG	12,832	3,577,868
Romande Energie Holding SA	625	39,234
Sandoz Group AG	16,410	594,336
Sandoz Group AG ADR	3,071	111,170
Schindler Holding AG	832	207,433
Schweiter Technologies AG	88	39,032
†Sensirion Holding AG	519	45,115
SFS Group AG	1,485	197,350
SGS SA	4,947	440,492
Siegfried Holding AG	367	381,113
†Siemens Energy AG	14,476	376,880
SIG Group AG	20,614	377,428
Sika AG	1,255	359,270
Softwareone Holding AG	7,974	149,992
Sonova Holding AG	1,344	415,264
St Galler Kantonalbank AG	243	116,976
Stadler Rail AG	3,244	92,252
STMicroelectronics NV	14,806	584,550
Straumann Holding AG	1,218	150,886
Sulzer AG	1,270	175,562
Swatch Group AG	3,499	313,821
Swiss Life Holding AG	1,006	739,678
Swiss Prime Site AG	6,112	579,601
Swiss Re AG	10,181	1,263,489
†Swiss Steel Holding AG	495	6,314
Swisscom AG	1,115	627,339
Swissquote Group Holding SA	868	273,988
Temenos AG	3,992	275,479
TX Group AG	202	36,558
u-blox Holding AG	564	59,134
†UBS Group AG	44,463	1,311,976
Valiant Holding AG	1,418	160,668
VAT Group AG	731	414,460
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Vaudoise Assurances Holding SA	70	$35,528
Vetropack Holding AG	950	34,259
Vontobel Holding AG	2,352	140,840
VP Bank AG Class A	349	29,133
†V-ZUG Holding AG	220	12,292
Walliser Kantonalbank	94	11,823
Warteck Invest AG	10	18,754
Ypsomed Holding AG	215	96,678
Zehnder Group AG	646	37,964
Zug Estates Holding AG Class B	24	46,079
Zuger Kantonalbank	9	84,546
Zurich Insurance Group AG	2,082	1,110,230
		42,855,627
Taiwan–0.01%
†FIT Hon Teng Ltd.	117,000	51,990
		51,990
United Arab Emirates–0.01%
†Borr Drilling Ltd.	2,631	16,970
=†NMC Health PLC	2,337	0
†Shelf Drilling Ltd.	13,982	29,779
		46,749
United Kingdom–12.23%
4imprint Group PLC	2,541	188,228
†Accesso Technology Group PLC	1,549	14,255
Admiral Group PLC	8,520	281,639
Advanced Medical Solutions Group PLC	7,774	21,030
AG Barr PLC	6,257	47,457
Airtel Africa PLC	71,108	107,955
AJ Bell PLC	20,836	99,956
Alfa Financial Software Holdings PLC	4,940	11,590
Allfunds Group PLC	11,831	66,393
†Alliance Pharma PLC	27,699	13,621
Anglo American PLC	18,457	583,754
Ascential PLC	4,431	19,156
Ashmore Group PLC	20,103	43,226
Ashtead Group PLC	13,876	926,497
Ashtead Technology Holdings PLC	1,281	12,307
†ASOS PLC	2,441	11,003
Associated British Foods PLC	8,573	268,110
†Aston Martin Lagonda Global Holdings PLC	4,044	7,346
AstraZeneca PLC	5,998	936,840
AstraZeneca PLC ADR	25,942	2,023,217
Auto Trader Group PLC	44,810	453,834
LVIP Dimensional International Core Equity Fund-41

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Aviva PLC	73,631	$443,605
Avon Rubber PLC	1,962	32,193
B&M European Value Retail SA	48,122	265,953
Babcock International Group PLC	42,799	282,413
BAE Systems PLC	19,509	325,529
Bakkavor Group PLC	16,224	29,328
Balfour Beatty PLC	37,881	174,877
Bank of Georgia Group PLC	3,870	197,395
Barclays PLC	252,262	666,149
Barratt Developments PLC	58,404	348,618
Beazley PLC	24,690	220,971
Begbies Traynor Group PLC	6,705	8,645
Bellway PLC	10,220	327,628
Berkeley Group Holdings PLC	5,368	311,327
Bloomsbury Publishing PLC	5,977	47,298
Bodycote PLC	13,509	116,463
†Boohoo Group PLC	35,966	15,640
BP PLC	284,253	1,707,508
BP PLC ADR	49,288	1,779,297
Braemar PLC	3,535	13,160
Breedon Group PLC	10,088	49,351
British American Tobacco PLC	25,392	779,982
British American Tobacco PLC ADR	4,745	146,763
Britvic PLC	20,631	308,000
BT Group PLC	477,604	847,348
Bunzl PLC	4,747	180,620
Burberry Group PLC	12,699	140,911
Bytes Technology Group PLC	15,877	111,289
Camellia PLC	76	4,131
†Capita PLC	105,348	17,978
Card Factory PLC	28,435	33,429
†Carnival PLC	1,149	19,710
†Carnival PLC ADR	2,117	36,455
Carr's Group PLC	4,050	7,603
Central Asia Metals PLC	13,232	33,704
Centrica PLC	416,444	710,150
Chemring Group PLC	20,014	94,241
Chesnara PLC	13,328	41,614
Clarkson PLC	579	30,301
Close Brothers Group PLC	12,123	64,915
CMC Markets PLC	11,645	48,136
Coats Group PLC	84,286	84,384
Coca-Cola Europacific Partners PLC	5,883	430,947
Compass Group PLC	20,201	551,579
Computacenter PLC	6,315	229,266
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
ConvaTec Group PLC	44,821	$133,033
Costain Group PLC	7,781	8,341
Cranswick PLC	2,938	165,084
Crest Nicholson Holdings PLC	28,366	86,130
Croda International PLC	2,019	100,762
†Currys PLC	71,356	64,945
CVS Group PLC	4,289	54,651
†Darktrace PLC	12,010	87,538
†De La Rue PLC	5,613	6,797
DFS Furniture PLC	17,021	23,668
Diageo PLC	15,003	472,141
Diageo PLC ADR	4,331	546,052
Diploma PLC	2,147	112,578
Direct Line Insurance Group PLC	105,854	268,690
DiscoverIE Group PLC	4,227	35,854
Domino's Pizza Group PLC	23,734	92,047
Dotdigital Group PLC	7,254	8,482
Dowlais Group PLC	58,441	54,003
Dr Martens PLC	29,668	28,015
Drax Group PLC	29,215	181,773
DS Smith PLC	92,410	491,793
Dunelm Group PLC	9,635	129,591
EasyJet PLC	15,233	88,135
EKF Diagnostics Holdings PLC	5,002	1,815
Elementis PLC	45,009	82,954
Endeavour Mining PLC	11,461	242,113
Energean PLC	12,059	150,304
†EnQuest PLC	185,362	31,820
Epwin Group PLC	9,797	10,774
Essentra PLC	15,514	31,143
=†πEvraz PLC	20,000	0
Experian PLC	16,396	763,967
FDM Group Holdings PLC	7,488	38,904
Firstgroup PLC	55,434	110,927
FLEX LNG Ltd.	843	23,165
Forterra PLC	15,583	31,321
Foxtons Group PLC	30,068	24,934
†Frasers Group PLC	13,998	156,157
†Frontier Developments PLC	992	3,028
Fuller Smith & Turner PLC Class A	2,606	22,928
Future PLC	6,367	84,429
Galliford Try Holdings PLC	7,192	21,728
Games Workshop Group PLC	2,676	360,937
Gamma Communications PLC	4,520	80,564
GB Group PLC	7,865	33,783
†Gem Diamonds Ltd.	5,209	859
†Genel Energy PLC	15,768	18,736
Genuit Group PLC	10,895	59,428
LVIP Dimensional International Core Equity Fund-42

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Georgia Capital PLC	2,757	$34,154
Gooch & Housego PLC	1,112	6,691
Goodwin PLC	187	18,958
Grainger PLC	57,793	177,892
†Greencore Group PLC	40,405	84,990
Greggs PLC	10,010	350,759
GSK PLC	25,395	490,997
†Gulf Keystone Petroleum Ltd.	21,757	40,457
†Gym Group PLC	10,516	14,676
H&T Group PLC	1,906	9,011
Haleon PLC	49,598	202,260
Haleon PLC ADR	14,959	123,561
Halfords Group PLC	18,444	32,734
Halma PLC	4,512	154,340
Harbour Energy PLC	35,249	138,888
Hargreaves Lansdown PLC	23,559	337,120
Harworth Group PLC	15,020	30,284
Hays PLC	93,860	112,123
Headlam Group PLC	2,792	4,835
Helical PLC	8,670	27,125
†Helios Towers PLC	46,240	68,038
Henry Boot PLC	9,398	24,948
Hill & Smith PLC	3,711	92,226
Hilton Food Group PLC	5,422	61,617
Hiscox Ltd.	16,218	235,763
†Hochschild Mining PLC	22,075	49,950
Hollywood Bowl Group PLC	11,183	43,257
Howden Joinery Group PLC	41,576	461,706
HSBC Holdings PLC ADR	38,903	1,692,280
HSBC Holdings PLC (London Shares)	93,027	804,235
Hunting PLC	13,315	69,598
Ibstock PLC	28,431	55,706
IMI PLC	20,054	447,178
Impax Asset Management Group PLC	5,561	26,642
Imperial Brands PLC	29,271	748,909
Inchcape PLC	24,633	231,671
†Indivior PLC	8,118	127,248
Informa PLC	29,384	317,881
IntegraFin Holdings PLC	10,477	45,957
InterContinental Hotels Group PLC	412	43,363
InterContinental Hotels Group PLC ADR	3,029	320,923
†International Consolidated Airlines Group SA	7,894	16,191
†International Distribution Services PLC	77,199	312,669
International Workplace Group PLC	61,700	134,853
Intertek Group PLC	6,251	378,816
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Investec PLC	34,320	$248,807
Iomart Group PLC	7,195	11,642
†IQE PLC	58,773	23,180
ITV PLC	237,553	241,734
†J D Wetherspoon PLC	4,879	45,146
J Sainsbury PLC	116,451	375,374
†James Fisher & Sons PLC	3,307	13,294
James Halstead PLC	11,698	26,987
JD Sports Fashion PLC	114,930	173,613
JET2 PLC	4,940	81,742
†John Wood Group PLC	59,570	155,274
Johnson Matthey PLC	10,655	211,059
Johnson Service Group PLC	23,518	46,912
Jupiter Fund Management PLC	34,225	33,270
Just Group PLC	86,034	114,628
Kainos Group PLC	5,224	69,867
Keller Group PLC	6,436	99,907
Kier Group PLC	20,024	33,514
Kingfisher PLC	136,377	428,916
Knights Group Holdings PLC	783	1,405
Lancashire Holdings Ltd.	17,047	132,311
Legal & General Group PLC	155,147	445,195
Liontrust Asset Management PLC	3,379	29,259
Lloyds Banking Group PLC	945,706	654,398
Lloyds Banking Group PLC ADR	165,730	452,443
London Stock Exchange Group PLC	3,357	398,897
LSL Property Services PLC	6,396	26,924
Luceco PLC	14,452	30,582
M&C Saatchi PLC	5,989	14,763
Macfarlane Group PLC	14,596	21,956
Man Group PLC	90,150	276,008
Marks & Spencer Group PLC	156,383	566,364
Marshalls PLC	11,365	42,022
†Marston's PLC	45,699	17,995
†McBride PLC	15,062	26,370
Me Group International PLC	14,970	32,397
Mears Group PLC	12,639	58,556
Melrose Industries PLC	17,720	123,961
†Metro Bank Holdings PLC	6,365	2,973
Midwich Group PLC	1,944	9,461
†Mitchells & Butlers PLC	24,688	89,099
Mitie Group PLC	80,923	118,866
MJ Gleeson PLC	2,085	13,574
Mobico Group PLC	43,564	28,113
Mondi PLC	22,990	441,301
MONY Group PLC	35,323	99,216
LVIP Dimensional International Core Equity Fund-43

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Morgan Advanced Materials PLC	19,355	$75,602
Morgan Sindall Group PLC	3,198	102,480
Mortgage Advice Bureau Holdings Ltd.	3,472	35,902
MP Evans Group PLC	2,058	22,373
†N Brown Group PLC	7,054	1,795
National Grid PLC	8,036	89,657
National Grid PLC ADR	5,177	294,054
NatWest Group PLC	115,887	456,764
NatWest Group PLC ADR	33,187	266,492
NCC Group PLC	15,754	30,390
Next 15 Group PLC	4,840	48,824
Next PLC	3,812	435,422
Norcros PLC	5,059	14,325
†Ocado Group PLC	10,486	38,295
Odfjell Technology Ltd.	1,683	9,584
On the Beach Group PLC	10,599	18,382
OSB Group PLC	32,094	173,883
Oxford Instruments PLC	3,404	106,284
Pagegroup PLC	30,187	162,330
Pan African Resources PLC	117,245	38,609
PayPoint PLC	4,583	36,846
Pearson PLC	19,586	245,309
Pearson PLC ADR	512	6,390
Pennon Group PLC	12,046	87,329
Persimmon PLC	18,990	324,551
Pets at Home Group PLC	30,625	114,358
Pharos Energy PLC	14,884	3,951
Phoenix Group Holdings PLC	35,739	235,601
Pinewood Technologies Group PLC	6,987	31,443
†Playtech PLC	19,897	116,956
Polar Capital Holdings PLC	4,376	31,088
Porvair PLC	1,608	13,416
PPHE Hotel Group Ltd.	770	12,654
Premier Foods PLC	53,193	106,779
Prudential PLC ADR	5,687	104,186
PZ Cussons PLC	17,088	21,342
QinetiQ Group PLC	33,003	184,899
†Rank Group PLC	8,180	7,031
Reach PLC	25,344	31,493
Reckitt Benckiser Group PLC	10,991	594,929
Redrow PLC	25,611	215,940
RELX PLC	8,237	378,939
RELX PLC ADR	17,341	795,605
Renew Holdings PLC	2,294	30,796
Renewi PLC	5,538	46,484
Renishaw PLC	334	15,622
Rentokil Initial PLC	25,037	145,966
Ricardo PLC	2,769	17,046
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Rightmove PLC	42,165	$286,225
Rio Tinto PLC	7,867	517,222
Rio Tinto PLC ADR	7,608	501,595
Robert Walters PLC	3,858	21,312
†Rolls-Royce Holdings PLC	149,112	861,033
Rotork PLC	43,440	184,945
RS Group PLC	16,582	146,939
RWS Holdings PLC	5,347	12,694
Sabre Insurance Group PLC	12,837	24,406
†Saga PLC	13,212	18,405
Sage Group PLC	15,163	208,639
†Savannah Energy PLC	28,585	10,118
Savills PLC	10,749	151,368
Schroders PLC	26,763	123,077
Secure Trust Bank PLC	1,370	13,716
Senior PLC	33,287	67,325
Serco Group PLC	95,919	217,888
Serica Energy PLC	15,438	26,521
Severfield PLC	10,593	10,150
Severn Trent PLC	7,752	233,223
Shell PLC	58,563	2,097,995
Shell PLC ADR	63,212	4,562,642
†SIG PLC	58,377	18,375
Smith & Nephew PLC	7,796	96,637
Smith & Nephew PLC ADR	2,818	69,830
Smiths Group PLC	7,871	169,643
Softcat PLC	9,083	208,625
Spectris PLC	3,066	107,745
Speedy Hire PLC	45,398	19,512
Spirax Group PLC	1,307	140,105
Spire Healthcare Group PLC	26,170	77,741
Spirent Communications PLC	35,761	82,726
SSE PLC	12,491	282,560
SSP Group PLC	37,225	69,690
St. James's Place PLC	17,468	120,674
Standard Chartered PLC	65,636	594,068
SThree PLC	11,172	58,185
=†Studio Retail Group PLC	3,000	0
STV Group PLC	2,471	8,309
Subsea 7 SA	6,452	121,341
†Synthomer PLC	8,337	27,137
Tate & Lyle PLC	23,816	180,033
Tatton Asset Management PLC	5,219	44,598
Taylor Wimpey PLC	199,636	358,729
Telecom Plus PLC	5,008	111,672
Tesco PLC	188,088	727,552
†THG PLC	19,334	15,202
TI Fluid Systems PLC	14,153	23,330
Topps Tiles PLC	15,052	7,801
TORM PLC Class A	3,804	148,579
TP ICAP Group PLC	56,555	142,839
LVIP Dimensional International Core Equity Fund-44

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Trainline PLC	5,996	$23,830
TT Electronics PLC	12,612	23,277
†Tullow Oil PLC	65,046	26,345
Tyman PLC	15,851	72,635
Unilever PLC	6,989	383,827
Unilever PLC ADR	22,870	1,257,621
United Utilities Group PLC	21,457	266,518
Vanquis Banking Group PLC	16,016	10,143
Vertu Motors PLC	36,292	32,985
Vesuvius PLC	14,492	84,544
Victrex PLC	3,374	48,878
Virgin Money U.K. PLC	101,303	273,530
†Vistry Group PLC	19,428	290,532
Vodafone Group PLC	635,457	560,369
Vodafone Group PLC ADR	18,239	161,780
Volex PLC	4,294	17,478
Volution Group PLC	3,468	19,771
Vp PLC	1,013	8,676
†Watches of Switzerland Group PLC	18,564	97,152
†Watkin Jones PLC	10,791	6,125
Weir Group PLC	8,570	214,933
WH Smith PLC	9,159	131,062
Whitbread PLC	9,073	341,208
†Wise PLC Class A	2,898	24,966
WPP PLC	15,914	145,727
WPP PLC ADR	1,295	59,285
†Xaar PLC	886	1,680
Young & Co.'s Brewery PLC Class A	2,151	26,647
Zigup PLC	22,698	120,939
Zotefoams PLC	3,613	20,598
		65,335,927
United States–0.51%
ADTRAN Holdings, Inc.	4,117	21,790
Chord Energy Corp.	1,302	218,319
CRH PLC	9,626	721,757
Diversified Energy Co. PLC	1,389	18,436
†Frontage Holdings Corp.	64,000	6,557
GSK PLC Sponsored ADR	23,066	888,041
Newmont Corp. CDI	4,474	189,433
Primo Water Corp.	12,111	264,725
†REC Silicon ASA	10,625	6,946
†Viemed Healthcare, Inc.	785	5,142
Waste Connections, Inc.	2,027	355,455
		2,696,601
Total Common Stock (Cost $439,827,140)		525,451,785
	Number of Shares	Value (U.S. $)
ΔCONVERTIBLE PREFERRED STOCK–0.02%
Germany–0.02%
Dr Ing hc F Porsche AG	1,359	$101,181
Total Convertible Preferred Stock (Cost $161,731)		101,181
ΔPREFERRED STOCKS–0.43%
Germany–0.43%
Bayerische Motoren Werke AG 7.30%	2,012	177,659
Draegerwerk AG & Co. KGaA 3.65%	847	45,083
Einhell Germany AG 1.57%	64	12,858
FUCHS SE 2.61%	5,147	235,260
Henkel AG & Co. KGaA 2.24%	3,890	346,694
Jungheinrich AG 2.44%	4,759	156,773
Porsche Automobil Holding SE 6.08%	4,434	200,438
Sartorius AG 0.34%	686	160,893
Schaeffler AG 8.40%	4,150	23,889
Sixt SE 7.61%	1,325	72,937
STO SE & Co. KGaA 3.16%	210	35,714
Villeroy & Boch AG 6.19%	830	15,245
Volkswagen AG 8.60%	7,239	817,125
Total Preferred Stocks (Cost $2,858,654)		2,300,568
ΔRIGHTS–0.00%
France–0.00%
=†Clariane SE	5,582	6,546
		6,546
Italy–0.00%
=†Amplifon SpA	7,582	0
		0
Spain–0.00%
†Iberpapel Gestion SA	881	362
		362
United Kingdom–0.00%
†Videndum PLC	3,424	12,422
		12,422
Total Rights (Cost $102,161)		19,330
ΔWARRANTS–0.00%
Canada–0.00%
=†Constellation Software, Inc. exp 3/31/40 exercise price CAD 1.0000	300	0
		0
LVIP Dimensional International Core Equity Fund-45

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔWARRANTS (continued)
Italy–0.00%
=†Webuild SpA exp 8/02/30 exercise price EUR 1.0000	746	$0
		0
Total Warrants (Cost $0)		0

MONEY MARKET FUND–0.14%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.25%)	728,166	728,166
Total Money Market Fund (Cost $728,166)		728,166

TOTAL INVESTMENTS–98.92% (Cost $443,677,852)	$528,601,030
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.08%	5,780,204
NET ASSETS APPLICABLE TO 42,982,539 SHARES OUTSTANDING–100.00%	$534,381,234
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL INTERNATIONAL CORE EQUITY FUND STANDARD CLASS ($364,961,233 / 29,322,176 Shares)	$12.447
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL INTERNATIONAL CORE EQUITY FUND SERVICE CLASS ($169,420,001 / 13,660,363 Shares)	$12.402
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$460,831,047
Distributable earnings/(accumulated loss)	73,550,187
TOTAL NET ASSETS	$534,381,234

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2024, the aggregate value of restricted securities was $0, which represented
0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Evraz PLC	5/7/2015	$63,743	$0
Raven Property Group Ltd.	7/26/2005	11,879	0
Total		$75,622	$—

★Includes $53,660 expense reimbursement receivable from Lincoln Financial Investments Corporation, $745,238 payable for securities purchased, $329,808 payable for fund shares redeemed, $64,955 other accrued expenses payable, $304,327 due to manager and affiliates,
$16,024 payable for audit fee and $29,493 payable for fund accounting fee as of June 30, 2024.

LVIP Dimensional International Core Equity Fund-46

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
CAD–Canadian Dollar
CDI–Chess Depository Interest
EUR–Euro
IT–Information Technology
LNG–Liquefied Natural Gas
SDR–Swedish Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund-47

LVIP Dimensional International Core Equity Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$12,121,054
Foreign taxes withheld	(1,284,167)
10,836,887
EXPENSES:
Management fees	1,558,588
Distribution fees-Service Class	211,028
Pricing fees	138,892
Professional fees	102,175
Shareholder servicing fees	77,929
Accounting and administration expenses	55,878
Custodian fees	55,712
Trustees’ fees and expenses	8,493
Reports and statements to shareholders	5,003
Consulting fees	1,289
Other	8,840
2,223,827
Less:
Expenses reimbursed	(346,722)
Total operating expenses	1,877,105
NET INVESTMENT INCOME	8,959,782
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	5,515,462
Foreign currencies	(80,930)
Net realized gain	5,434,532
Net change in unrealized appreciation (depreciation) of:
Investments	4,871,133
Foreign currencies	(77,353)
Net change in unrealized appreciation (depreciation)	4,793,780
NET REALIZED AND UNREALIZED GAIN	10,228,312
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,188,094
See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Core Equity Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,959,782	$12,939,043
Net realized gain	5,434,532	3,109,877
Net change in unrealized appreciation (depreciation)	4,793,780	59,603,251
Net increase in net assets resulting from operations	19,188,094	75,652,171
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(10,431,041)
Service Class	—	(4,389,615)
	—	(14,820,656)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	8,284,088	20,457,829
Service Class	9,162,494	18,694,157
Reinvestment of dividends and distributions:
Standard Class	—	10,431,041
Service Class	—	4,389,615
	17,446,582	53,972,642
Cost of shares redeemed:
Standard Class	(25,244,896)	(48,270,882)
Service Class	(14,183,745)	(25,435,868)
	(39,428,641)	(73,706,750)
Decrease in net assets derived from capital share transactions	(21,982,059)	(19,734,108)
NET INCREASE (DECREASE) IN NET ASSETS	(2,793,965)	41,097,407
NET ASSETS:
Beginning of period	537,175,199	496,077,792
End of period	$534,381,234	$537,175,199
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund-48

LVIP Dimensional International Core Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Core Equity Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$12.014	$10.668	$12.760	$11.539	$10.972	$9.291
Income (loss) from investment operations:
Net investment income[2]	0.208	0.302	0.312	0.280	0.181	0.257
Net realized and unrealized gain (loss)	0.225	1.393	(2.030)	1.235	0.569	1.671
Total from investment operations	0.433	1.695	(1.718)	1.515	0.750	1.928
Less dividends and distributions from:
Net investment income	—	(0.349)	(0.374)	(0.294)	(0.183)	(0.247)
Total dividends and distributions	—	(0.349)	(0.374)	(0.294)	(0.183)	(0.247)
Net asset value, end of period	$12.447	$12.014	$10.668	$12.760	$11.539	$10.972
Total return[3]	3.60%	16.01%	(13.42% )	13.22%	6.86%	20.85%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$364,961	$368,621	$343,995	$407,047	$373,079	$338,633
Ratio of expenses to average net assets	0.62%	0.62%	0.62%	0.63%	0.65%	0.68%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.72%	0.77%	0.72%	0.76%	0.87%
Ratio of net investment income to average net assets	3.41%	2.64%	2.81%	2.21%	1.84%	2.50%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.28%	2.54%	2.66%	2.12%	1.73%	2.31%
Portfolio turnover	5%	9%	15%	12%	18%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund-49

LVIP Dimensional International Core Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Core Equity Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$11.986	$10.645	$12.739	$11.522	$10.960	$9.285
Income (loss) from investment operations:
Net investment income[2]	0.193	0.272	0.283	0.248	0.156	0.231
Net realized and unrealized gain (loss)	0.223	1.390	(2.026)	1.234	0.565	1.668
Total from investment operations	0.416	1.662	(1.743)	1.482	0.721	1.899
Less dividends and distributions from:
Net investment income	—	(0.321)	(0.351)	(0.265)	(0.159)	(0.224)
Total dividends and distributions	—	(0.321)	(0.351)	(0.265)	(0.159)	(0.224)
Net asset value, end of period	$12.402	$11.986	$10.645	$12.739	$11.522	$10.960
Total return[3]	3.47%	15.72%	(13.64% )	12.94%	6.61%	20.53%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$169,420	$168,554	$152,083	$140,511	$112,482	$95,734
Ratio of expenses to average net assets	0.87%	0.87%	0.87%	0.88%	0.90%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.00%	0.97%	1.02%	0.97%	1.01%	1.12%
Ratio of net investment income to average net assets	3.16%	2.39%	2.56%	1.96%	1.59%	2.25%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.03%	2.29%	2.41%	1.87%	1.48%	2.06%
Portfolio turnover	5%	9%	15%	12%	18%	8%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund-50

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional International Core Equity Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of
LVIP Dimensional International Core Equity Fund-51

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2024, the value and cost of foreign currency held by the LVIP Dimensional International Core Equity Fund is $1,744,325 and $1,749,345 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.58% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.62% of the Fund’s average daily net assets for the Standard Class and 0.87% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2024	2025	2026	Total
LFI	$471,517	$709,910	$518,071	$1,699,498
Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$22,812
Legal	3,471
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Dimensional International Core Equity Fund-52

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,461 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$53,660
Management fees payable to LFI	256,655
Distribution fees payable to LFD	34,839
Shareholder servicing fees payable to Lincoln Life	12,833
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$25,781,278
Sales	41,258,401
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$443,677,852
Aggregate unrealized appreciation of investments	$140,620,933
Aggregate unrealized depreciation of investments	(55,697,755)
Net unrealized appreciation of investments	$84,923,178
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g.,
LVIP Dimensional International Core Equity Fund-53

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$34,690,840	$401	$2,726	$34,693,967
Austria	2,903,587	—	—	2,903,587
Belgium	5,892,939	—	—	5,892,939
Britain	207,152	—	—	207,152
Canada	56,281,957	—	—	56,281,957
Chile	167,130	—	—	167,130
China	247,693	—	—	247,693
Colombia	32,586	—	—	32,586
Denmark	17,051,258	—	—	17,051,258
Faeroe Islands	348,948	—	—	348,948
Finland	8,037,497	—	—	8,037,497
France	39,538,009	—	—	39,538,009
Georgia	77,840	—	—	77,840
Germany	33,199,860	—	—	33,199,860
Gibraltar	11,228	—	—	11,228
Greece	30,053	—	—	30,053
Guernsey	—	—	— *	—
Hong Kong	8,986,597	—	2,380	8,988,977
Ireland	3,624,422	—	—	3,624,422
Isle Of Man	83,788	—	—	83,788
Israel	1,228,034	3,226,494	—	4,454,528
Italy	12,833,530	—	—	12,833,530
Japan	120,275,242	—	12,679	120,287,921
Jersey	170,763	—	—	170,763
Jordan	214,539	—	—	214,539
Luxembourg	1,495,926	—	—	1,495,926
Macau	131,859	—	—	131,859
Malta	1,264	—	—	1,264
Mauritius	589	—	—	589
Mexico	54,539	—	—	54,539
Mongolia	55,075	—	—	55,075
Netherlands	20,838,582	—	—	20,838,582
New Zealand	917,436	721,268	—	1,638,704
Norway	4,290,913	—	—	4,290,913
Philippines	21,648	—	—	21,648
Poland	227,223	—	—	227,223
Portugal	1,612,378	—	—	1,612,378
Singapore	5,438,495	—	— *	5,438,495
South Africa	4,566	—	—	4,566
Spain	13,944,847	—	—	13,944,847
Sweden	15,328,111	—	—	15,328,111
Switzerland	42,855,627	—	—	42,855,627
Taiwan	51,990	—	—	51,990
United Arab Emirates	46,749	—	— *	46,749
United Kingdom	65,325,809	10,118	— *	65,335,927
United States	2,696,601	—	—	2,696,601
Convertible Preferred Stock	101,181	—	—	101,181
LVIP Dimensional International Core Equity Fund-54

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Preferred Stocks	$2,300,568	$—	$—	$2,300,568
Rights	12,784	—	6,546	19,330
Warrants	—	—	— *	—
Money Market Fund	728,166	—	—	728,166
Total Investments	$524,618,418	$3,958,281	$24,331	$528,601,030

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
As a result of utilizing International fair value pricing at June 30, 2024, a portion of the Fund’s common stock investments was categorized as Level 2.
During the six months ended June 30, 2024, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	676,325	1,779,005
Service Class	748,715	1,638,262
Shares reinvested:
Standard Class	—	898,260
Service Class	—	378,903
	1,425,040	4,694,430
Shares redeemed:
Standard Class	(2,036,161)	(4,240,730)
Service Class	(1,150,526)	(2,241,861)
	(3,186,687)	(6,482,591)
Net decrease	(1,761,647)	(1,788,161)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government
LVIP Dimensional International Core Equity Fund-55

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
In February 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geo-political tensions. The United States and many other countries have instituted various sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions and other punitive actions taken, and resulting future market disruptions – both in Europe and globally – cannot easily be predicted but could be significant and have a severe adverse effect on Russia and Europe in general. In addition, there are significant risks due to the relatively recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional International Core Equity Fund-56

LVIP Dimensional International Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Dimensional International Equity Managed Volatility Fund

LVIP Dimensional International Equity Managed Volatility Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–47.77%
INVESTMENT COMPANY–47.77%
International Equity Fund–47.77%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional International Core Equity Fund	21,747,880	$270,695,861
Total Affiliated Investment (Cost $201,439,698)		270,695,861

UNAFFILIATED INVESTMENTS–51.87%
INVESTMENT COMPANIES–51.87%
International Equity Fund–47.24%
*Dimensional Investment Group– DFA International Value Portfolio	12,801,860	267,686,895
267,686,895
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.63%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	26,190,092	$26,190,092
		26,190,092
Total Unaffiliated Investments (Cost $200,477,590)		293,876,987

TOTAL INVESTMENTS–99.64% (Cost $401,917,288)	564,572,848
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.36%	2,065,264
NET ASSETS APPLICABLE TO 53,548,022 SHARES OUTSTANDING–100.00%	$566,638,112

✧✧Standard Class shares.
*Class I shares.

The following futures contracts were outstanding at June 30, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
88	British Pound	$6,956,950	$7,011,632	9/16/24	$—	$(54,682)
85	Euro	11,424,000	11,455,611	9/16/24	—	(31,611)
103	Japanese Yen	8,101,594	8,319,453	9/16/24	—	(217,859)
					—	(304,152)
Equity Contracts:
7	E-mini MSCI Emerging Markets Index	380,870	378,883	9/20/24	1,987	—
3	E-mini Russell 2000 Index	309,750	312,412	9/20/24	—	(2,662)
2	E-mini S&P 500 Index	552,150	549,285	9/20/24	2,865	—
1	E-mini S&P MidCap 400 Index	295,810	298,733	9/20/24	—	(2,923)
209	Euro STOXX 50 Index	11,025,799	11,257,735	9/20/24	—	(231,936)
65	FTSE 100 Index	6,747,510	6,723,879	9/20/24	23,631	—
33	Nikkei 225 Index (OSE)	8,118,214	7,925,772	9/12/24	192,442	—
					220,925	(237,521)
Total Futures Contracts					$220,925	$(541,673)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

LVIP Dimensional International Equity Managed Volatility Fund-1

LVIP Dimensional International Equity Managed Volatility Fund
Schedule of Investments (continued)

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
DFA–Dimensional Fund Advisors
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-2

LVIP Dimensional International Equity Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
ASSETS:
Unaffiliated investments, at value	$293,876,987
Affiliated investments, at value	270,695,861
Cash collateral held at broker for futures contracts	2,254,748
Receivable for securities sold	409,713
Dividends and interest receivable	114,616
Receivable for fund shares sold	22,472
Variation margin due from broker on futures contracts	7,829
Prepaid expenses	1,451
TOTAL ASSETS	567,383,677
LIABILITIES:
Payable for fund shares redeemed	453,748
Due to manager and affiliates	245,017
Payable for fund accounting fee	21,971
Payable for audit fee	13,762
Other accrued expenses payable	11,067
TOTAL LIABILITIES	745,565
TOTAL NET ASSETS	$566,638,112
Affiliated investments, at cost	$201,439,698
Unaffiliated investments, at cost	200,477,590
Standard Class:
Net Assets	$23,490,144
Shares Outstanding	2,215,107
Net Asset Value Per Share	$10.605
Service Class:
Net Assets	$543,147,968
Shares Outstanding	51,332,915
Net Asset Value Per Share	$10.581
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$495,175,849
Distributable earnings/(accumulated loss)	71,462,263
TOTAL NET ASSETS	$566,638,112
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-3

LVIP Dimensional International Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$5,412,878
EXPENSES:
Management fees	720,548
Distribution fees-Service Class	691,440
Shareholder servicing fees	83,584
Accounting and administration expenses	50,689
Professional fees	22,822
Trustees’ fees and expenses	9,153
Reports and statements to shareholders	7,129
Custodian fees	2,898
Consulting fees	2,178
Pricing fees	304
Other	7,439
Total operating expenses	1,598,184
NET INVESTMENT INCOME	3,814,694
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	2,567,243
Sale of unaffiliated investments	6,149,547
Foreign currencies	(1,919)
Futures contracts	1,444,083
Net realized gain	10,158,954
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	7,512,895
Unaffiliated investments	7,085,263
Foreign currencies	6,240
Futures contracts	(1,034,308)
Net change in unrealized appreciation (depreciation)	13,570,090
NET REALIZED AND UNREALIZED GAIN	23,729,044
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,543,738
See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,814,694	$17,782,915
Net realized gain	10,158,954	7,609,508
Net change in unrealized appreciation (depreciation)	13,570,090	59,338,599
Net increase in net assets resulting from operations	27,543,738	84,731,022
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(747,847)
Service Class	—	(17,019,344)
	—	(17,767,191)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,183,978	5,004,809
Service Class	7,572,204	20,419,590
Reinvestment of dividends and distributions:
Standard Class	—	747,847
Service Class	—	17,019,344
	11,756,182	43,191,590
Cost of shares redeemed:
Standard Class	(4,385,062)	(5,867,446)
Service Class	(42,836,610)	(78,223,680)
	(47,221,672)	(84,091,126)
Decrease in net assets derived from capital share transactions	(35,465,490)	(40,899,536)
NET INCREASE (DECREASE) IN NET ASSETS	(7,921,752)	26,064,295
NET ASSETS:
Beginning of period	574,559,864	548,495,569
End of period	$566,638,112	$574,559,864
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-4

LVIP Dimensional International Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20[2]	12/31/19
Net asset value, beginning of period	$10.110	$8.960	$10.430	$9.317	$10.120	$8.888
Income (loss) from investment operations:
Net investment income[3]	0.081	0.337	0.290	0.295	0.160	0.271
Net realized and unrealized gain (loss)	0.414	1.159	(1.456)	1.137	(0.810)	1.224
Total from investment operations	0.495	1.496	(1.166)	1.432	(0.650)	1.495
Less dividends and distributions from:
Net investment income	—	(0.346)	(0.304)	(0.319)	(0.153)	(0.263)
Total dividends and distributions	—	(0.346)	(0.304)	(0.319)	(0.153)	(0.263)
Net asset value, end of period	$10.605	$10.110	$8.960	$10.430	$9.317	$10.120
Total return[4]	4.90%	16.69%	(11.15% )	15.37%	(6.42% )	16.81%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23,490	$22,550	$20,137	$23,352	$21,735	$20,047
Ratio of expenses to average net assets[5]	0.31%	0.32%	0.30%	0.26%	0.28%	0.28%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.31%	0.32%	0.32%	0.31%	0.32%	0.32%
Ratio of net investment income to average net assets	1.57% [6]	3.48%	3.10%	2.84%	1.95%	2.81%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.57% [6]	3.48%	3.08%	2.79%	1.91%	2.77%
Portfolio turnover	2%	6%	13%	9%	20%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-5

LVIP Dimensional International Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20[2]	12/31/19
Net asset value, beginning of period	$10.100	$8.952	$10.420	$9.309	$10.115	$8.886
Income (loss) from investment operations:
Net investment income[3]	0.068	0.312	0.266	0.268	0.139	0.247
Net realized and unrealized gain (loss)	0.413	1.157	(1.454)	1.135	(0.813)	1.221
Total from investment operations	0.481	1.469	(1.188)	1.403	(0.674)	1.468
Less dividends and distributions from:
Net investment income	—	(0.321)	(0.280)	(0.292)	(0.132)	(0.239)
Total dividends and distributions	—	(0.321)	(0.280)	(0.292)	(0.132)	(0.239)
Net asset value, end of period	$10.581	$10.100	$8.952	$10.420	$9.309	$10.115
Total return[4]	4.76%	16.40%	(11.38% )	15.08%	(6.66% )	16.52%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$543,148	$552,010	$528,359	$641,983	$607,117	$572,077
Ratio of expenses to average net assets[5]	0.56%	0.57%	0.55%	0.51%	0.53%	0.53%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.56%	0.57%	0.57%	0.56%	0.57%	0.57%
Ratio of net investment income to average net assets	1.32% [6]	3.23%	2.85%	2.59%	1.70%	2.56%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.32% [6]	3.23%	2.83%	2.54%	1.66%	2.52%
Portfolio turnover	2%	6%	13%	9%	20%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-6

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional International Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the Fund is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Dimensional International Equity Managed Volatility Fund-7

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$24,503
Legal	3,728
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,389 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$117,710
Distribution fees payable to LFD	112,856
Printing and mailing fees payable to Lincoln Life	797
Shareholder servicing fees payable to Lincoln Life	13,654
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Dimensional International Equity Managed Volatility Fund-8

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2024, were as follows:
LVIP Dimensional International Equity Managed Volatility Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-47.77%@
International Equity Fund-47.77%@
✧✧LVIP Dimensional International Core Equity Fund	$278,847,381	$1,602,076	$19,833,734	$2,567,243	$7,512,895	$270,695,861	21,747,880	$—	$—

@ As a percentage of Net Assets as of June 30, 2024.
✧✧ Standard Class shares.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$8,504,234
Sales	48,563,102
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$401,917,288
Aggregate unrealized appreciation of investments and derivatives	$162,876,485
Aggregate unrealized depreciation of investments and derivatives	(541,673)
Net unrealized appreciation of investments and derivatives	$162,334,812
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP Dimensional International Equity Managed Volatility Fund-9

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$270,695,861	$—	$—	$270,695,861
Unaffiliated Investment Companies	293,876,987	—	—	293,876,987
Total Investments	$564,572,848	$—	$—	$564,572,848
Derivatives:
Assets:
Futures Contracts	$220,925	$—	$—	$220,925
Liabilities:
Futures Contracts	$(541,673)	$—	$—	$(541,673)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	403,230	512,539
Service Class	736,178	2,106,043
Shares reinvested:
Standard Class	—	73,768
Service Class	—	1,680,296
	1,139,408	4,372,646
Shares redeemed:
Standard Class	(418,519)	(603,337)
Service Class	(4,057,101)	(8,152,139)
	(4,475,620)	(8,755,476)
Net decrease	(3,336,212)	(4,382,830)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded.
LVIP Dimensional International Equity Managed Volatility Fund-10

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due from broker on futures contracts	$220,925	Variation margin due from broker on futures contracts	$(237,521)
Futures contracts (Currency contracts)*	Variation margin due from broker on futures contracts	—	Variation margin due from broker on futures contracts	(304,152)
Total		$220,925		$(541,673)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$2,113,238	$(334,085)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(669,155)	(700,223)
Total		$1,444,083	$(1,034,308)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$42,066,138	$—
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government
LVIP Dimensional International Equity Managed Volatility Fund-11

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-12

LVIP Dimensional U.S. Core Equity 1 Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Dimensional U.S. Core Equity 1 Fund

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.67%
Aerospace & Defense–1.67%
†AAR Corp.	4,324	$314,355
†AeroVironment, Inc.	1,264	230,250
†AerSale Corp.	2,240	15,501
†Astronics Corp.	3,806	76,325
†Axon Enterprise, Inc.	1,811	532,869
†Boeing Co.	13,849	2,520,656
BWX Technologies, Inc.	5,833	554,135
Cadre Holdings, Inc.	1,500	50,340
Curtiss-Wright Corp.	3,081	834,889
†Ducommun, Inc.	1,600	92,896
General Dynamics Corp.	6,237	1,809,603
General Electric Co.	20,420	3,246,167
HEICO Corp.	3,064	607,479
Hexcel Corp.	7,257	453,200
Howmet Aerospace, Inc.	13,657	1,060,193
Huntington Ingalls Industries, Inc.	3,462	852,794
†Kratos Defense & Security Solutions, Inc.	8,962	179,330
L3Harris Technologies, Inc.	5,243	1,177,473
Lockheed Martin Corp.	8,124	3,794,720
†Mercury Systems, Inc.	3,446	93,007
Moog, Inc. Class A	2,664	445,687
National Presto Industries, Inc.	1,066	80,089
Northrop Grumman Corp.	2,787	1,214,993
Park Aerospace Corp.	2,423	33,147
†Rocket Lab USA, Inc.	18,596	89,261
RTX Corp.	34,807	3,494,275
Textron, Inc.	9,122	783,215
TransDigm Group, Inc.	1,311	1,674,947
†Triumph Group, Inc.	3,400	52,394
†V2X, Inc.	1,921	92,131
Woodward, Inc.	4,565	796,045
		27,252,366
Air Freight & Logistics–0.54%
†Air Transport Services Group, Inc.	8,512	118,061
CH Robinson Worldwide, Inc.	6,928	610,495
Expeditors International of Washington, Inc.	9,387	1,171,404
FedEx Corp.	9,313	2,792,410
Forward Air Corp.	2,174	41,393
†GXO Logistics, Inc.	9,670	488,335
Hub Group, Inc. Class A	5,350	230,318
†Radiant Logistics, Inc.	2,507	14,265
United Parcel Service, Inc. Class B	24,810	3,395,248
		8,861,929
Automobile Components–0.42%
†Adient PLC	7,115	175,812
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobile Components (continued)
†American Axle & Manufacturing Holdings, Inc.	16,351	$114,293
†Aptiv PLC	7,711	543,009
Autoliv, Inc.	8,508	910,271
BorgWarner, Inc.	19,843	639,738
†Cooper-Standard Holdings, Inc.	2,502	31,125
Dana, Inc.	13,970	169,316
†Dorman Products, Inc.	2,903	265,566
†Fox Factory Holding Corp.	3,534	170,303
†Garrett Motion, Inc.	10,267	88,193
Gentex Corp.	18,475	622,792
†Gentherm, Inc.	1,903	93,856
†Goodyear Tire & Rubber Co.	28,808	326,971
LCI Industries	2,502	258,657
Lear Corp.	5,398	616,506
†Modine Manufacturing Co.	8,303	831,878
†Motorcar Parts of America, Inc.	2,029	12,519
Patrick Industries, Inc.	3,021	327,930
Phinia, Inc.	4,566	179,718
†QuantumScape Corp.	18,068	88,895
Standard Motor Products, Inc.	2,906	80,583
†Stoneridge, Inc.	3,532	56,371
†Superior Industries International, Inc.	448	1,456
†Visteon Corp.	1,685	179,789
		6,785,547
Automobiles–0.87%
Ford Motor Co.	133,107	1,669,162
General Motors Co.	45,655	2,121,131
Harley-Davidson, Inc.	12,995	435,852
†Lucid Group, Inc.	21,024	54,873
†Rivian Automotive, Inc. Class A	19,298	258,979
†Tesla, Inc.	46,129	9,128,006
Thor Industries, Inc.	4,199	392,397
Winnebago Industries, Inc.	2,981	161,570
		14,221,970
Banks–4.65%
1st Source Corp.	3,376	181,021
ACNB Corp.	150	5,440
Amalgamated Financial Corp.	3,720	101,928
Amerant Bancorp, Inc.	1,464	33,233
Ameris Bancorp	8,107	408,187
Arrow Financial Corp.	542	14,119
Associated Banc-Corp.	16,938	358,239
Atlantic Union Bankshares Corp.	7,409	243,386
†Axos Financial, Inc.	5,233	299,066
LVIP Dimensional U.S. Core Equity 1 Fund-1

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Banc of California, Inc.	11,870	$151,699
BancFirst Corp.	3,473	304,582
†Bancorp, Inc.	5,452	205,868
Bank of America Corp.	182,850	7,271,944
Bank of Hawaii Corp.	3,306	189,136
Bank of Marin Bancorp	800	12,952
Bank of NT Butterfield & Son Ltd.	6,133	215,391
Bank OZK	11,441	469,081
BankUnited, Inc.	9,140	267,528
Banner Corp.	3,850	191,114
Bar Harbor Bankshares	127	3,414
BayCom Corp.	863	17,562
BCB Bancorp, Inc.	1,717	18,252
Berkshire Hills Bancorp, Inc.	5,646	128,729
†Blue Foundry Bancorp	1,457	13,215
†Blue Ridge Bankshares, Inc.	1,073	2,801
BOK Financial Corp.	5,728	524,914
†Bridgewater Bancshares, Inc.	2,389	27,736
Brookline Bancorp, Inc.	9,434	78,774
Business First Bancshares, Inc.	4,431	96,419
Byline Bancorp, Inc.	2,137	50,732
Cadence Bank	17,713	500,924
Cambridge Bancorp	434	29,946
Camden National Corp.	1,998	65,934
Capital Bancorp, Inc.	557	11,418
Capital City Bank Group, Inc.	800	22,752
Capitol Federal Financial, Inc.	17,349	95,246
†Carter Bankshares, Inc.	2,800	42,336
Cathay General Bancorp	8,683	327,523
Central Pacific Financial Corp.	5,001	106,021
Citigroup, Inc.	48,521	3,079,143
Citizens & Northern Corp.	836	14,956
Citizens Financial Group, Inc.	19,084	687,596
City Holding Co.	1,769	187,956
Civista Bancshares, Inc.	1,212	18,774
CNB Financial Corp.	543	11,083
†Coastal Financial Corp.	775	35,758
Codorus Valley Bancorp, Inc.	594	14,280
†Columbia Financial, Inc.	6,136	91,856
Comerica, Inc.	8,347	426,031
Commerce Bancshares, Inc.	9,923	553,505
Community Financial System, Inc.	5,191	245,067
Community Trust Bancorp, Inc.	2,467	107,709
Community West Bancshares	2,384	44,104
ConnectOne Bancorp, Inc.	5,185	97,945
†CrossFirst Bankshares, Inc.	1,345	18,857
Cullen/Frost Bankers, Inc.	4,148	421,561
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Customers Bancorp, Inc.	3,657	$175,463
CVB Financial Corp.	14,317	246,825
Dime Community Bancshares, Inc.	7,277	148,451
Eagle Bancorp, Inc.	3,549	67,076
East West Bancorp, Inc.	11,093	812,340
Eastern Bankshares, Inc.	6,681	93,400
Enterprise Bancorp, Inc.	321	7,986
Enterprise Financial Services Corp.	3,126	127,885
Equity Bancshares, Inc. Class A	1,380	48,576
Farmers National Banc Corp.	3,472	43,365
FB Financial Corp.	5,341	208,459
Fifth Third Bancorp	34,520	1,259,635
Financial Institutions, Inc.	763	14,741
First Bancorp	4,235	135,181
First BanCorp	21,722	397,295
First Bancorp, Inc.	962	23,906
First Bancshares, Inc.	1,363	35,411
First Busey Corp.	7,236	175,184
First Business Financial Services, Inc.	810	29,962
First Citizens BancShares, Inc. Class A	702	1,181,894
First Commonwealth Financial Corp.	10,736	148,264
First Community Bankshares, Inc.	1,307	48,150
First Financial Bancorp	11,350	252,197
First Financial Bankshares, Inc.	8,922	263,467
First Financial Corp.	880	32,454
First Foundation, Inc.	5,112	33,484
First Hawaiian, Inc.	5,650	117,294
First Horizon Corp.	41,366	652,342
First Internet Bancorp	622	16,806
First Interstate BancSystem, Inc. Class A	8,840	245,487
First Merchants Corp.	5,690	189,420
First Mid Bancshares, Inc.	773	25,416
First of Long Island Corp.	1,772	17,755
Flushing Financial Corp.	4,876	64,119
FNB Corp.	32,839	449,237
Fulton Financial Corp.	16,777	284,873
†FVCBankcorp, Inc.	1,285	14,032
German American Bancorp, Inc.	3,237	114,428
Glacier Bancorp, Inc.	7,512	280,348
Great Southern Bancorp, Inc.	2,431	135,188
Guaranty Bancshares, Inc.	509	16,054
Hancock Whitney Corp.	9,517	455,198
Hanmi Financial Corp.	4,000	66,880
HarborOne Bancorp, Inc.	3,325	37,007
HBT Financial, Inc.	916	18,705
LVIP Dimensional U.S. Core Equity 1 Fund-2

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Heartland Financial USA, Inc.	6,250	$277,812
Heritage Commerce Corp.	3,648	31,738
Heritage Financial Corp.	4,420	79,693
Hilltop Holdings, Inc.	6,334	198,128
Hingham Institution For Savings The	127	22,718
Home BancShares, Inc.	18,464	442,397
HomeStreet, Inc.	2,845	32,433
HomeTrust Bancshares, Inc.	901	27,057
Hope Bancorp, Inc.	11,520	123,725
Horizon Bancorp, Inc.	7,246	89,633
Huntington Bancshares, Inc.	62,198	819,770
Independent Bank Corp.	7,462	324,652
Independent Bank Group, Inc.	4,072	185,357
International Bancshares Corp.	6,070	347,265
JPMorgan Chase & Co.	90,130	18,229,694
Kearny Financial Corp.	10,885	66,943
KeyCorp	36,485	518,452
Lakeland Financial Corp.	1,993	122,609
Live Oak Bancshares, Inc.	3,640	127,618
M&T Bank Corp.	7,818	1,183,332
Macatawa Bank Corp.	1,158	16,907
Mercantile Bank Corp.	1,436	58,259
Metrocity Bankshares, Inc.	602	15,893
†Metropolitan Bank Holding Corp.	707	29,758
Mid Penn Bancorp, Inc.	1,043	22,894
Midland States Bancorp, Inc.	1,400	31,710
MidWestOne Financial Group, Inc.	600	13,494
MVB Financial Corp.	502	9,357
National Bank Holdings Corp. Class A	3,762	146,906
NBT Bancorp, Inc.	5,373	207,398
New York Community Bancorp, Inc.	21,603	69,562
Nicolet Bankshares, Inc.	573	47,582
Northeast Bank	446	27,144
Northfield Bancorp, Inc.	6,724	63,744
Northwest Bancshares, Inc.	14,286	165,003
Norwood Financial Corp.	666	16,903
OceanFirst Financial Corp.	7,155	113,693
OFG Bancorp	5,663	212,079
Old National Bancorp	32,537	559,311
Origin Bancorp, Inc.	1,679	53,258
Pacific Premier Bancorp, Inc.	10,343	237,579
Park National Corp.	1,685	239,843
Parke Bancorp, Inc.	914	15,904
Pathward Financial, Inc.	4,209	238,103
PCB Bancorp	1,065	17,338
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Peapack-Gladstone Financial Corp.	2,958	$66,999
Peoples Bancorp, Inc.	3,493	104,790
Peoples Financial Services Corp.	200	9,108
Pinnacle Financial Partners, Inc.	5,894	471,756
†Pioneer Bancorp, Inc.	1,350	13,513
PNC Financial Services Group, Inc.	11,482	1,785,221
†Ponce Financial Group, Inc.	1,264	11,553
Popular, Inc.	7,098	627,676
Preferred Bank	1,509	113,914
Premier Financial Corp.	4,031	82,474
Primis Financial Corp.	868	9,097
Prosperity Bancshares, Inc.	7,651	467,782
Provident Financial Services, Inc.	12,310	176,648
QCR Holdings, Inc.	1,263	75,780
Red River Bancshares, Inc.	323	15,501
Regions Financial Corp.	43,297	867,672
Renasant Corp.	6,598	201,503
Republic Bancorp, Inc. Class A	1,755	94,086
S&T Bancorp, Inc.	4,286	143,110
Sandy Spring Bancorp, Inc.	4,310	104,992
Seacoast Banking Corp. of Florida	1,194	28,226
ServisFirst Bancshares, Inc.	4,189	264,703
Shore Bancshares, Inc.	844	9,664
Sierra Bancorp	742	16,606
Simmons First National Corp. Class A	11,060	194,435
SmartFinancial, Inc.	928	21,966
South Plains Financial, Inc.	1,938	52,326
†Southern First Bancshares, Inc.	592	17,310
Southern Missouri Bancorp, Inc.	396	17,824
Southside Bancshares, Inc.	3,707	102,350
SouthState Corp.	6,597	504,143
Stellar Bancorp, Inc.	1,282	29,435
†Sterling Bancorp, Inc.	1,664	8,703
Stock Yards Bancorp, Inc.	2,112	104,903
Synovus Financial Corp.	12,197	490,197
†Texas Capital Bancshares, Inc.	4,980	304,477
TFS Financial Corp.	9,915	125,127
Tompkins Financial Corp.	1,879	91,883
Towne Bank	7,647	208,534
TriCo Bancshares	3,318	131,293
†Triumph Financial, Inc.	3,079	251,708
Truist Financial Corp.	32,455	1,260,877
TrustCo Bank Corp.	2,494	71,752
Trustmark Corp.	7,049	211,752
LVIP Dimensional U.S. Core Equity 1 Fund-3

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
U.S. Bancorp	44,245	$1,756,526
UMB Financial Corp.	5,041	420,520
United Bankshares, Inc.	12,883	417,925
United Community Banks, Inc.	9,910	252,309
Unity Bancorp, Inc.	1,592	47,075
Univest Financial Corp.	5,030	114,835
Valley National Bancorp	39,046	272,541
Veritex Holdings, Inc.	2,442	51,502
WaFd, Inc.	8,474	242,187
Washington Trust Bancorp, Inc.	2,170	59,480
Webster Financial Corp.	13,429	585,370
Wells Fargo & Co.	90,480	5,373,607
WesBanco, Inc.	5,095	142,201
West BanCorp, Inc.	852	15,251
Westamerica BanCorp	2,893	140,397
Western Alliance Bancorp	9,181	576,750
Wintrust Financial Corp.	4,678	461,064
WSFS Financial Corp.	6,730	316,310
Zions Bancorp NA	11,022	478,024
		75,924,274
Beverages–1.26%
†Boston Beer Co., Inc. Class A	731	222,992
Brown-Forman Corp. Class A	11,259	487,259
†Celsius Holdings, Inc.	5,811	331,750
Coca-Cola Co.	110,085	7,006,910
Coca-Cola Consolidated, Inc.	822	891,870
Constellation Brands, Inc. Class A	5,711	1,469,326
†Duckhorn Portfolio, Inc.	6,506	46,193
Keurig Dr Pepper, Inc.	27,372	914,225
MGP Ingredients, Inc.	1,497	111,377
Molson Coors Beverage Co. Class B	10,324	524,769
†Monster Beverage Corp.	14,682	733,366
National Beverage Corp.	3,798	194,609
PepsiCo, Inc.	45,889	7,568,473
†Vita Coco Co., Inc.	3,750	104,437
		20,607,556
Biotechnology–2.04%
†4D Molecular Therapeutics, Inc.	2,900	60,871
AbbVie, Inc.	54,233	9,302,044
†Adicet Bio, Inc.	2,998	3,628
†ADMA Biologics, Inc.	5,102	57,040
†Adverum Biotechnologies, Inc.	1,077	7,388
†Agios Pharmaceuticals, Inc.	4,576	197,317
†Aldeyra Therapeutics, Inc.	6,436	21,303
†Alector, Inc.	5,362	24,344
†Alkermes PLC	3,336	80,398
†Allakos, Inc.	867	867
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Allogene Therapeutics, Inc.	10,092	$23,514
†Alnylam Pharmaceuticals, Inc.	2,227	541,161
Amgen, Inc.	16,663	5,206,354
†AnaptysBio, Inc.	2,400	60,144
†Anika Therapeutics, Inc.	1,937	49,064
†Arcturus Therapeutics Holdings, Inc.	2,800	68,180
†Arcus Biosciences, Inc.	2,997	45,644
†Avid Bioservices, Inc.	5,337	38,106
†Avidity Biosciences, Inc.	3,226	131,782
†Beam Therapeutics, Inc.	1,976	46,298
†Biogen, Inc.	4,340	1,006,099
†BioMarin Pharmaceutical, Inc.	7,947	654,277
†Bluebird Bio, Inc.	4,185	4,119
†CareDx, Inc.	2,745	42,630
†Catalyst Pharmaceuticals, Inc.	6,124	94,861
†Cogent Biosciences, Inc.	4,988	42,049
†Day One Biopharmaceuticals, Inc.	2,358	32,493
†Denali Therapeutics, Inc.	4,195	97,408
†Dynavax Technologies Corp.	5,571	62,562
†Dyne Therapeutics, Inc.	2,343	82,684
†Editas Medicine, Inc.	1,820	8,499
†Emergent BioSolutions, Inc.	5,759	39,276
†Enanta Pharmaceuticals, Inc.	2,114	27,419
†Exact Sciences Corp.	4,843	204,617
†Exelixis, Inc.	20,982	471,466
†Fate Therapeutics, Inc.	3,581	11,746
†G1 Therapeutics, Inc.	4,800	10,944
Gilead Sciences, Inc.	49,809	3,417,396
†GRAIL, Inc.	424	6,517
†Halozyme Therapeutics, Inc.	5,662	296,462
†HilleVax, Inc.	2,430	35,138
†Ideaya Biosciences, Inc.	2,662	93,463
†Immunovant, Inc.	3,450	91,080
†Incyte Corp.	4,643	281,459
†Intellia Therapeutics, Inc.	2,940	65,797
†Iovance Biotherapeutics, Inc.	9,431	75,637
†Kiniksa Pharmaceuticals International PLC	3,129	58,418
†Kodiak Sciences, Inc.	915	2,150
†Krystal Biotech, Inc.	1,200	220,368
†Kura Oncology, Inc.	3,841	79,086
†Kymera Therapeutics, Inc.	1,800	53,730
†MacroGenics, Inc.	2,941	12,499
†MeiraGTx Holdings PLC	1,922	8,092
†MiMedx Group, Inc.	3,949	27,367
†Moderna, Inc.	8,656	1,027,900
†Morphic Holding, Inc.	269	9,165
†Myriad Genetics, Inc.	6,072	148,521
†Natera, Inc.	3,036	328,768
LVIP Dimensional U.S. Core Equity 1 Fund-4

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Neurocrine Biosciences, Inc.	4,841	$666,460
†Nurix Therapeutics, Inc.	5,361	111,884
†Nuvalent, Inc. Class A	955	72,446
†Olema Pharmaceuticals, Inc.	4,987	53,959
†ORIC Pharmaceuticals, Inc.	1,829	12,931
=†PDL BioPharma, Inc.	21,857	26,010
†PMV Pharmaceuticals, Inc.	3,878	6,282
†Protagonist Therapeutics, Inc.	2,495	86,452
†Prothena Corp. PLC	2,660	54,902
†RAPT Therapeutics, Inc.	2,200	6,710
†Recursion Pharmaceuticals, Inc. Class A	7,517	56,378
†Regeneron Pharmaceuticals, Inc.	2,775	2,916,608
†REGENXBIO, Inc.	2,474	28,946
†Relay Therapeutics, Inc.	2,767	18,041
†Replimune Group, Inc.	3,297	29,673
†Rocket Pharmaceuticals, Inc.	4,200	90,426
†Sage Therapeutics, Inc.	1,625	17,648
†Sana Biotechnology, Inc.	9,606	52,449
†Sangamo Therapeutics, Inc.	13,158	4,715
†Sarepta Therapeutics, Inc.	2,493	393,894
†SpringWorks Therapeutics, Inc.	300	11,301
†Stoke Therapeutics, Inc.	1,567	21,170
†Sutro Biopharma, Inc.	500	1,465
†Twist Bioscience Corp.	4,108	202,442
†United Therapeutics Corp.	2,357	750,822
†Vanda Pharmaceuticals, Inc.	5,302	29,956
†Veracyte, Inc.	2,721	58,964
†Vericel Corp.	1,820	83,502
†Vertex Pharmaceuticals, Inc.	4,671	2,189,391
†Voyager Therapeutics, Inc.	3,489	27,598
†Xencor, Inc.	5,219	98,796
†Zentalis Pharmaceuticals, Inc.	3,380	13,824
		33,393,654
Broadline Retail–2.67%
†Amazon.com, Inc.	210,055	40,593,129
†Big Lots, Inc.	4,322	7,477
Dillard's, Inc. Class A	2,843	1,252,029
†Etsy, Inc.	4,697	277,029
Kohl's Corp.	9,831	226,014
Macy's, Inc.	35,090	673,728
Nordstrom, Inc.	9,791	207,765
†Ollie's Bargain Outlet Holdings, Inc.	3,936	386,397
†Qurate Retail, Inc.	23,614	14,877
		43,638,445
Building Products–1.19%
A O Smith Corp.	8,970	733,567
AAON, Inc.	6,192	540,190
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Advanced Drainage Systems, Inc.	6,620	$1,061,782
Allegion PLC	4,973	587,560
†American Woodmark Corp.	1,498	117,743
Apogee Enterprises, Inc.	3,439	216,090
Armstrong World Industries, Inc.	4,709	533,247
†AZEK Co., Inc.	9,229	388,818
AZZ, Inc.	2,429	187,640
†Builders FirstSource, Inc.	12,395	1,715,592
Carlisle Cos., Inc.	2,931	1,187,670
Carrier Global Corp.	25,366	1,600,087
CSW Industrials, Inc.	1,175	311,739
Fortune Brands Innovations, Inc.	9,293	603,487
†Gibraltar Industries, Inc.	2,498	171,238
Griffon Corp.	4,452	284,305
†Hayward Holdings, Inc.	10,449	128,523
Insteel Industries, Inc.	1,756	54,366
†Janus International Group, Inc.	5,222	65,954
†JELD-WEN Holding, Inc.	11,080	149,248
Johnson Controls International PLC	13,503	897,544
Lennox International, Inc.	1,939	1,037,326
Masco Corp.	8,712	580,829
†Masterbrand, Inc.	9,293	136,421
Owens Corning	7,740	1,344,593
Quanex Building Products Corp.	4,360	120,554
†Resideo Technologies, Inc.	14,386	281,390
Simpson Manufacturing Co., Inc.	4,020	677,491
Tecnoglass, Inc.	1,413	70,904
Trane Technologies PLC	6,933	2,280,472
†Trex Co., Inc.	8,010	593,701
UFP Industries, Inc.	5,658	633,696
Zurn Elkay Water Solutions Corp.	2,631	77,351
		19,371,118
Capital Markets–2.82%
Affiliated Managers Group, Inc.	3,261	509,466
Ameriprise Financial, Inc.	5,748	2,455,488
ARES Management Corp. Class A	2,453	326,936
Artisan Partners Asset Management, Inc. Class A	3,789	156,372
†AssetMark Financial Holdings, Inc.	1,142	39,456
B Riley Financial, Inc.	702	12,383
Bank of New York Mellon Corp.	22,761	1,363,156
BGC Group, Inc. Class A	30,856	256,105
LVIP Dimensional U.S. Core Equity 1 Fund-5

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
BlackRock, Inc.	2,926	$2,303,698
Blackstone, Inc.	5,801	718,164
Brightsphere Investment Group, Inc.	3,103	68,794
Brookfield Asset Management Ltd. Class A	3,588	136,523
Carlyle Group, Inc.	14,680	589,402
Cboe Global Markets, Inc.	4,909	834,825
Charles Schwab Corp.	32,340	2,383,135
CME Group, Inc.	6,950	1,366,370
Cohen & Steers, Inc.	4,071	295,392
†Coinbase Global, Inc. Class A	1,298	288,455
Diamond Hill Investment Group, Inc.	786	110,630
†Donnelley Financial Solutions, Inc.	3,408	203,185
Evercore, Inc. Class A	3,735	778,486
FactSet Research Systems, Inc.	1,701	694,467
Federated Hermes, Inc.	9,193	302,266
Franklin Resources, Inc.	20,323	454,219
Goldman Sachs Group, Inc.	8,840	3,998,509
Hamilton Lane, Inc. Class A	2,290	282,998
Houlihan Lokey, Inc.	2,921	393,926
Interactive Brokers Group, Inc. Class A	1,558	191,011
Intercontinental Exchange, Inc.	12,513	1,712,905
Invesco Ltd.	35,679	533,758
Janus Henderson Group PLC	11,212	377,957
Jefferies Financial Group, Inc.	16,565	824,274
KKR & Co., Inc.	12,259	1,290,137
LPL Financial Holdings, Inc.	3,385	945,430
MarketAxess Holdings, Inc.	1,677	336,289
Moody's Corp.	4,233	1,781,797
Morgan Stanley	35,904	3,489,510
Morningstar, Inc.	2,645	782,523
MSCI, Inc.	2,026	976,025
Nasdaq, Inc.	17,227	1,038,099
Northern Trust Corp.	9,018	757,332
†Open Lending Corp. Class A	1,499	8,364
Oppenheimer Holdings, Inc. Class A	566	27,117
Piper Sandler Cos.	1,314	302,443
PJT Partners, Inc. Class A	1,221	131,758
Raymond James Financial, Inc.	9,654	1,193,331
†Robinhood Markets, Inc. Class A	11,242	255,306
S&P Global, Inc.	5,741	2,560,486
SEI Investments Co.	12,025	777,897
State Street Corp.	14,002	1,036,148
StepStone Group, Inc. Class A	1,700	78,013
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Stifel Financial Corp.	8,981	$755,751
†StoneX Group, Inc.	2,592	195,204
T Rowe Price Group, Inc.	9,926	1,144,567
Tradeweb Markets, Inc. Class A	4,691	497,246
Victory Capital Holdings, Inc. Class A	3,143	150,015
Virtu Financial, Inc. Class A	8,744	196,303
Virtus Investment Partners, Inc.	817	184,519
Westwood Holdings Group, Inc.	147	1,790
WisdomTree, Inc.	18,923	187,527
		46,043,638
Chemicals–1.84%
AdvanSix, Inc.	4,807	110,176
Air Products & Chemicals, Inc.	4,756	1,227,286
Albemarle Corp.	3,911	373,579
American Vanguard Corp.	3,629	31,209
†Arcadium Lithium PLC	13,295	44,671
Ashland, Inc.	4,435	419,063
†Aspen Aerogels, Inc.	4,300	102,555
Avient Corp.	9,434	411,794
†Axalta Coating Systems Ltd.	21,171	723,413
Balchem Corp.	2,111	324,989
Cabot Corp.	5,734	526,897
Celanese Corp.	4,848	653,947
CF Industries Holdings, Inc.	15,031	1,114,098
Chemours Co.	8,853	199,812
Corteva, Inc.	20,820	1,123,031
Dow, Inc.	33,613	1,783,170
DuPont de Nemours, Inc.	12,964	1,043,472
Eastman Chemical Co.	7,160	701,465
Ecolab, Inc.	5,415	1,288,770
†Ecovyst, Inc.	16,626	149,135
Element Solutions, Inc.	19,266	522,494
FMC Corp.	5,172	297,649
Hawkins, Inc.	1,638	149,058
HB Fuller Co.	4,845	372,871
Huntsman Corp.	17,308	394,103
†Ingevity Corp.	4,179	182,664
Innospec, Inc.	1,961	242,360
International Flavors & Fragrances, Inc.	11,401	1,085,489
†Intrepid Potash, Inc.	612	14,339
Koppers Holdings, Inc.	1,784	65,990
Kronos Worldwide, Inc.	8,371	105,056
Linde PLC	9,605	4,214,770
†LSB Industries, Inc.	3,347	27,379
LyondellBasell Industries NV Class A	23,310	2,229,835
Mativ Holdings, Inc.	7,587	128,676
Minerals Technologies, Inc.	3,668	305,031
LVIP Dimensional U.S. Core Equity 1 Fund-6

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Mosaic Co.	18,737	$541,499
NewMarket Corp.	927	477,933
Olin Corp.	18,769	884,958
Orion SA	1,161	25,472
†Perimeter Solutions SA	7,699	60,283
PPG Industries, Inc.	8,250	1,038,593
Quaker Chemical Corp.	333	56,510
†Rayonier Advanced Materials, Inc.	10,113	55,015
RPM International, Inc.	7,154	770,343
Sensient Technologies Corp.	3,597	266,861
Sherwin-Williams Co.	8,142	2,429,817
Stepan Co.	2,327	195,375
Tronox Holdings PLC	12,136	190,414
Westlake Corp.	2,797	405,062
		30,088,431
Commercial Services & Supplies–0.92%
ABM Industries, Inc.	6,155	311,258
ACCO Brands Corp.	15,297	71,896
†ACV Auctions, Inc. Class A	40	730
Brady Corp. Class A	3,998	263,948
†BrightView Holdings, Inc.	4,456	59,265
Brink's Co.	3,096	317,030
†Casella Waste Systems, Inc. Class A	2,209	219,177
†CECO Environmental Corp.	3,876	111,823
†Cimpress PLC	1,769	154,982
Cintas Corp.	2,667	1,867,593
Civeo Corp.	683	17,020
†Clean Harbors, Inc.	6,114	1,382,681
†Copart, Inc.	17,785	963,236
Deluxe Corp.	5,890	132,289
†Driven Brands Holdings, Inc.	3,542	45,090
Ennis, Inc.	3,323	72,740
†Enviri Corp.	9,121	78,714
=†GCI Liberty, Inc.	8,309	0
†Healthcare Services Group, Inc.	2,712	28,693
HNI Corp.	4,230	190,435
Interface, Inc.	8,682	127,452
†Liquidity Services, Inc.	356	7,113
Matthews International Corp. Class A	2,732	68,437
MillerKnoll, Inc.	9,236	244,662
†Montrose Environmental Group, Inc.	573	25,533
MSA Safety, Inc.	1,744	327,331
†OPENLANE, Inc.	13,984	231,995
Quad/Graphics, Inc.	5,244	28,580
Republic Services, Inc.	7,221	1,403,329
Rollins, Inc.	14,637	714,139
Steelcase, Inc. Class A	12,090	156,686
†Stericycle, Inc.	7,107	413,130
Tetra Tech, Inc.	3,893	796,041
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
UniFirst Corp.	1,742	$298,805
Veralto Corp.	4,043	385,985
Vestis Corp.	9,019	110,302
†Viad Corp.	2,959	100,606
VSE Corp.	600	52,968
Waste Management, Inc.	15,317	3,267,729
		15,049,423
Communications Equipment–0.75%
†Applied Optoelectronics, Inc.	2,558	21,206
†Arista Networks, Inc.	4,087	1,432,412
†Aviat Networks, Inc.	681	19,538
†Calix, Inc.	3,340	118,336
†Cambium Networks Corp.	1,717	4,790
†Ciena Corp.	12,663	610,103
Cisco Systems, Inc.	120,470	5,723,530
†Clearfield, Inc.	700	26,992
†Comtech Telecommunications Corp.	2,467	7,475
†Digi International, Inc.	2,900	66,497
†DZS, Inc.	877	1,026
†Extreme Networks, Inc.	5,495	73,908
†F5, Inc.	4,197	722,849
†Harmonic, Inc.	12,292	144,677
†Infinera Corp.	10,500	63,945
Juniper Networks, Inc.	22,261	811,636
†Lumentum Holdings, Inc.	5,089	259,132
Motorola Solutions, Inc.	4,388	1,693,987
†NETGEAR, Inc.	3,638	55,661
†NetScout Systems, Inc.	8,743	159,910
†Ribbon Communications, Inc.	7,554	24,853
†Viasat, Inc.	4,826	61,290
†Viavi Solutions, Inc.	21,760	149,491
		12,253,244
Construction & Engineering–0.65%
AECOM	6,195	546,027
†Ameresco, Inc. Class A	1,754	50,533
†API Group Corp.	7,084	266,571
Arcosa, Inc.	4,724	394,029
Argan, Inc.	1,865	136,443
†Bowman Consulting Group Ltd.	773	24,574
†Cadeler AS ADR	1,367	34,216
Comfort Systems USA, Inc.	2,957	899,283
†Construction Partners, Inc. Class A	3,231	178,383
†Dycom Industries, Inc.	3,130	528,219
EMCOR Group, Inc.	4,296	1,568,384
†Fluor Corp.	6,492	282,727
Granite Construction, Inc.	5,660	350,750
†Great Lakes Dredge & Dock Corp.	10,783	94,675
†IES Holdings, Inc.	955	133,060
LVIP Dimensional U.S. Core Equity 1 Fund-7

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†MasTec, Inc.	6,507	$696,184
†Matrix Service Co.	3,017	29,959
MDU Resources Group, Inc.	18,965	476,021
†MYR Group, Inc.	1,689	229,214
†Northwest Pipe Co.	417	14,165
Primoris Services Corp.	5,175	258,181
Quanta Services, Inc.	6,247	1,587,300
†Sterling Infrastructure, Inc.	3,880	459,159
†Tutor Perini Corp.	7,043	153,397
Valmont Industries, Inc.	1,769	485,502
†WillScot Mobile Mini Holdings Corp.	20,019	753,515
		10,630,471
Construction Materials–0.28%
Eagle Materials, Inc.	4,281	930,946
†Knife River Corp.	4,741	332,534
Martin Marietta Materials, Inc.	2,798	1,515,956
†Summit Materials, Inc. Class A	11,571	423,614
U.S. Lime & Minerals, Inc.	148	53,899
Vulcan Materials Co.	5,108	1,270,258
		4,527,207
Consumer Finance–0.86%
Ally Financial, Inc.	25,875	1,026,461
American Express Co.	17,162	3,973,861
†Atlanticus Holdings Corp.	1,483	41,791
Bread Financial Holdings, Inc.	4,827	215,091
Capital One Financial Corp.	14,031	1,942,592
†Credit Acceptance Corp.	1,131	582,103
Discover Financial Services	16,711	2,185,966
†Encore Capital Group, Inc.	3,279	136,833
†Enova International, Inc.	3,485	216,941
†EZCORP, Inc. Class A	6,690	70,044
FirstCash Holdings, Inc.	4,561	478,358
†Green Dot Corp. Class A	3,997	37,772
†LendingClub Corp.	14,756	124,836
†LendingTree, Inc.	513	21,336
Navient Corp.	13,773	200,535
Nelnet, Inc. Class A	2,759	278,273
OneMain Holdings, Inc.	11,443	554,871
†PRA Group, Inc.	5,542	108,956
PROG Holdings, Inc.	6,205	215,189
Regional Management Corp.	1,098	31,557
SLM Corp.	19,724	410,062
†SoFi Technologies, Inc.	16,505	109,098
Synchrony Financial	21,871	1,032,092
†World Acceptance Corp.	1,118	138,162
		14,132,780
Consumer Staples Distribution & Retail–1.99%
Albertsons Cos., Inc. Class A	17,575	347,106
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
Andersons, Inc.	4,370	$216,752
†BJ's Wholesale Club Holdings, Inc.	10,299	904,664
Casey's General Stores, Inc.	3,343	1,275,555
†Chefs' Warehouse, Inc.	2,580	100,904
Costco Wholesale Corp.	10,697	9,092,343
Dollar General Corp.	6,748	892,288
†Dollar Tree, Inc.	9,394	1,002,997
†Grocery Outlet Holding Corp.	1,953	43,200
†HF Foods Group, Inc.	4,692	14,076
Ingles Markets, Inc. Class A	2,345	160,891
Kroger Co.	67,817	3,386,103
Natural Grocers by Vitamin Cottage, Inc.	3,652	77,422
†Performance Food Group Co.	12,066	797,683
PriceSmart, Inc.	1,845	149,814
SpartanNash Co.	5,888	110,459
†Sprouts Farmers Market, Inc.	10,421	871,821
Sysco Corp.	17,582	1,255,179
Target Corp.	15,292	2,263,828
†U.S. Foods Holding Corp.	16,963	898,700
†United Natural Foods, Inc.	6,297	82,491
Village Super Market, Inc. Class A	618	16,321
Walgreens Boots Alliance, Inc.	24,875	300,863
Walmart, Inc.	119,139	8,066,902
Weis Markets, Inc.	3,330	209,024
		32,537,386
Containers & Packaging–0.64%
Amcor PLC	94,418	923,408
AptarGroup, Inc.	5,312	747,983
Ardagh Metal Packaging SA	6,180	21,012
Avery Dennison Corp.	4,042	883,783
Ball Corp.	14,967	898,319
Berry Global Group, Inc.	15,811	930,477
Crown Holdings, Inc.	7,001	520,804
Graphic Packaging Holding Co.	37,740	989,166
Greif, Inc. Class A	4,608	267,342
International Paper Co.	18,555	800,648
Myers Industries, Inc.	2,920	39,070
†O-I Glass, Inc.	15,403	171,435
Packaging Corp. of America	7,234	1,320,639
Pactiv Evergreen, Inc.	3,230	36,564
†Ranpak Holdings Corp.	2,426	15,599
Sealed Air Corp.	8,211	285,661
Silgan Holdings, Inc.	9,063	383,637
Sonoco Products Co.	9,919	503,092
TriMas Corp.	5,477	139,992
Westrock Co.	12,881	647,399
		10,526,030
LVIP Dimensional U.S. Core Equity 1 Fund-8

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Distributors–0.14%
A-Mark Precious Metals, Inc.	1,648	$53,346
Genuine Parts Co.	8,090	1,119,009
LKQ Corp.	12,418	516,464
Pool Corp.	1,930	593,147
Weyco Group, Inc.	723	21,921
		2,303,887
Diversified Consumer Services–0.28%
ADT, Inc.	30,786	233,974
†Adtalem Global Education, Inc.	5,122	349,372
†American Public Education, Inc.	2,213	38,905
†Bright Horizons Family Solutions, Inc.	3,064	337,285
Carriage Services, Inc.	2,326	62,430
†Chegg, Inc.	2,936	9,278
†Coursera, Inc.	7,019	50,256
†Duolingo, Inc.	948	197,819
†Frontdoor, Inc.	5,297	178,986
Graham Holdings Co. Class B	453	316,896
†Grand Canyon Education, Inc.	2,630	367,963
H&R Block, Inc.	10,793	585,304
Laureate Education, Inc.	1,100	16,434
†Mister Car Wash, Inc.	6,772	48,217
†OneSpaWorld Holdings Ltd.	4,641	71,332
Perdoceo Education Corp.	7,863	168,425
Service Corp. International	12,808	911,033
Strategic Education, Inc.	2,304	254,961
†Stride, Inc.	4,689	330,574
†Universal Technical Institute, Inc.	3,270	51,437
		4,580,881
Diversified Telecommunication Services–0.92%
†Anterix, Inc.	2,400	95,016
AT&T, Inc.	218,680	4,178,975
ATN International, Inc.	2,414	55,039
†Bandwidth, Inc. Class A	4,888	82,509
†Consolidated Communications Holdings, Inc.	10,085	44,374
†Frontier Communications Parent, Inc.	12,661	331,465
IDT Corp. Class B	3,397	122,020
Iridium Communications, Inc.	10,976	292,181
†Liberty Latin America Ltd. Class A	11,079	106,553
†Lumen Technologies, Inc.	36,309	39,940
Shenandoah Telecommunications Co.	4,651	75,951
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	234,174	$9,657,336
		15,081,359
Electric Utilities–1.25%
ALLETE, Inc.	3,194	199,146
Alliant Energy Corp.	9,792	498,413
American Electric Power Co., Inc.	12,638	1,108,858
Constellation Energy Corp.	8,864	1,775,193
Duke Energy Corp.	18,887	1,893,044
Edison International	12,899	926,277
Entergy Corp.	5,703	610,221
Evergy, Inc.	7,526	398,652
Eversource Energy	11,554	655,227
Exelon Corp.	26,594	920,418
FirstEnergy Corp.	17,934	686,334
Genie Energy Ltd. Class B	2,298	33,597
Hawaiian Electric Industries, Inc.	8,248	74,397
IDACORP, Inc.	3,906	363,844
MGE Energy, Inc.	2,722	203,388
NextEra Energy, Inc.	46,179	3,269,935
NRG Energy, Inc.	22,471	1,749,592
OGE Energy Corp.	8,515	303,985
Otter Tail Corp.	3,279	287,208
PG&E Corp.	11,609	202,693
Pinnacle West Capital Corp.	5,231	399,544
PNM Resources, Inc.	5,952	219,986
Portland General Electric Co.	5,391	233,107
PPL Corp.	23,327	644,992
Southern Co.	26,186	2,031,248
Xcel Energy, Inc.	14,781	789,453
		20,478,752
Electrical Equipment–0.84%
Acuity Brands, Inc.	2,185	527,546
Allient, Inc.	2,562	64,742
AMETEK, Inc.	8,278	1,380,025
†Array Technologies, Inc.	1,936	19,863
Atkore, Inc.	4,968	670,332
Eaton Corp. PLC	8,154	2,556,687
Emerson Electric Co.	11,210	1,234,894
Encore Wire Corp.	1,496	433,586
EnerSys	3,479	360,146
†Fluence Energy, Inc.	1,145	19,854
†FuelCell Energy, Inc.	25,041	15,996
†GE Vernova, Inc.	5,105	875,559
†Generac Holdings, Inc.	1,996	263,911
†GrafTech International Ltd.	5,319	5,159
Hubbell, Inc.	1,924	703,184
LSI Industries, Inc.	2,323	33,614
†NEXTracker, Inc. Class A	4,072	190,895
nVent Electric PLC	8,024	614,719
LVIP Dimensional U.S. Core Equity 1 Fund-9

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†Plug Power, Inc.	4,000	$9,320
Powell Industries, Inc.	1,172	168,065
Preformed Line Products Co.	206	25,655
Regal Rexnord Corp.	4,739	640,808
Rockwell Automation, Inc.	4,255	1,171,316
Sensata Technologies Holding PLC	13,114	490,333
†Shoals Technologies Group, Inc. Class A	3,212	20,043
†Sunrun, Inc.	12,414	147,230
†Thermon Group Holdings, Inc.	3,728	114,673
Vertiv Holdings Co. Class A	11,058	957,291
†Vicor Corp.	1,501	49,773
		13,765,219
Electronic Equipment, Instruments & Components–1.36%
Advanced Energy Industries, Inc.	3,148	342,376
Amphenol Corp. Class A	33,946	2,286,942
†Arrow Electronics, Inc.	6,651	803,175
Avnet, Inc.	8,965	461,608
Badger Meter, Inc.	2,255	420,219
Bel Fuse, Inc. Class B	1,387	90,488
Belden, Inc.	4,027	377,733
Benchmark Electronics, Inc.	4,152	163,838
CDW Corp.	5,506	1,232,463
Cognex Corp.	7,440	347,894
†Coherent Corp.	7,701	558,014
Corning, Inc.	36,605	1,422,104
Crane NXT Co.	5,256	322,824
CTS Corp.	4,313	218,367
†Daktronics, Inc.	5,746	80,157
†ePlus, Inc.	2,428	178,895
†Fabrinet	2,950	722,130
†FARO Technologies, Inc.	1,676	26,816
†Flex Ltd.	29,928	882,577
†Insight Enterprises, Inc.	2,880	571,277
†IPG Photonics Corp.	3,916	330,471
†Itron, Inc.	2,913	288,270
Jabil, Inc.	13,386	1,456,263
†Keysight Technologies, Inc.	6,369	870,961
†Kimball Electronics, Inc.	343	7,539
†Knowles Corp.	9,789	168,958
Littelfuse, Inc.	2,042	521,915
†Luna Innovations, Inc.	2,719	8,701
Methode Electronics, Inc.	4,593	47,538
†Mirion Technologies, Inc.	5,893	63,291
Napco Security Technologies, Inc.	1,900	98,705
†nLight, Inc.	6,064	66,280
†Novanta, Inc.	2,315	377,600
†OSI Systems, Inc.	1,492	205,180
†PAR Technology Corp.	1,800	84,762
PC Connection, Inc.	3,183	204,349
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Plexus Corp.	2,182	$225,139
Richardson Electronics Ltd.	2,073	24,648
†Rogers Corp.	1,659	200,092
†Sanmina Corp.	5,560	368,350
†ScanSource, Inc.	4,669	206,883
†SmartRent, Inc.	9,964	23,814
TD SYNNEX Corp.	6,774	781,720
TE Connectivity Ltd.	8,674	1,304,830
†Teledyne Technologies, Inc.	1,933	749,965
†Trimble, Inc.	9,996	558,976
†TTM Technologies, Inc.	12,750	247,732
Vishay Intertechnology, Inc.	13,041	290,814
†Vishay Precision Group, Inc.	858	26,118
Vontier Corp.	9,340	356,788
†Zebra Technologies Corp. Class A	1,852	572,138
		22,248,687
Energy Equipment & Services–0.61%
Archrock, Inc.	13,582	274,628
Baker Hughes Co.	31,272	1,099,836
†Bristow Group, Inc.	670	22,465
Cactus, Inc. Class A	3,339	176,099
ChampionX Corp.	17,282	573,935
Core Laboratories, Inc.	3,764	76,371
†DMC Global, Inc.	1,792	25,841
†Dril-Quip, Inc.	4,298	79,943
†Expro Group Holdings NV	4,117	94,362
†Forum Energy Technologies, Inc.	581	9,796
Halliburton Co.	41,586	1,404,775
†Helix Energy Solutions Group, Inc.	20,202	241,212
Helmerich & Payne, Inc.	7,597	274,556
Liberty Energy, Inc.	13,753	287,300
†Mammoth Energy Services, Inc.	3,494	11,460
†Nabors Industries Ltd.	845	60,130
†Newpark Resources, Inc.	12,083	100,410
NOV, Inc.	21,887	416,072
†Oceaneering International, Inc.	12,328	291,680
†Oil States International, Inc.	6,670	29,615
†ProPetro Holding Corp.	10,570	91,642
RPC, Inc.	14,752	92,200
Schlumberger NV	41,543	1,959,999
†SEACOR Marine Holdings, Inc.	2,951	39,809
†Seadrill Ltd.	1,119	57,628
Select Water Solutions, Inc.	17,227	184,329
Solaris Oilfield Infrastructure, Inc. Class A	2,482	21,296
TechnipFMC PLC	24,993	653,567
†TETRA Technologies, Inc.	6,536	22,615
†Tidewater, Inc.	1,101	104,826
LVIP Dimensional U.S. Core Equity 1 Fund-10

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Transocean Ltd.	38,916	$208,201
†U.S. Silica Holdings, Inc.	11,361	175,527
†Valaris Ltd.	2,689	200,330
†Weatherford International PLC	5,032	616,168
		9,978,623
Entertainment–0.94%
†Atlanta Braves Holdings, Inc. Class A	2,109	84,302
†Cinemark Holdings, Inc.	8,070	174,473
Electronic Arts, Inc.	5,636	785,264
Endeavor Group Holdings, Inc. Class A	5,579	150,800
†Eventbrite, Inc. Class A	6,000	29,040
†IMAX Corp.	4,896	82,106
†Liberty Media Corp.-Liberty Formula One Class A	9,968	704,800
†Liberty Media Corp.-Liberty Live Class A	5,359	203,901
†Lions Gate Entertainment Corp. Class A	18,098	160,178
†Live Nation Entertainment, Inc.	7,827	733,703
†Madison Square Garden Entertainment Corp.	3,215	110,049
†Madison Square Garden Sports Corp.	382	71,866
Marcus Corp.	3,838	43,638
†Netflix, Inc.	7,867	5,309,281
†Reading International, Inc. Class A	489	694
†ROBLOX Corp. Class A	5,329	198,292
†Roku, Inc.	2,629	157,556
†Sphere Entertainment Co.	3,215	112,718
†Spotify Technology SA	1,210	379,686
†Take-Two Interactive Software, Inc.	6,538	1,016,594
TKO Group Holdings, Inc.	3,541	382,393
Walt Disney Co.	36,996	3,673,333
†Warner Bros Discovery, Inc.	88,464	658,172
Warner Music Group Corp. Class A	2,536	77,728
		15,300,567
Financial Services–3.23%
†Affirm Holdings, Inc.	7,184	217,029
Apollo Global Management, Inc.	6,950	820,586
†AvidXchange Holdings, Inc.	10,982	132,443
†Berkshire Hathaway, Inc. Class B	40,479	16,466,857
†Block, Inc.	4,058	261,700
†BM Technologies, Inc.	562	1,264
†Cantaloupe, Inc.	2,736	18,058
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
Cass Information Systems, Inc.	1,874	$75,091
Corebridge Financial, Inc.	7,625	222,040
†Corpay, Inc.	4,616	1,229,749
Enact Holdings, Inc.	1,869	57,304
Equitable Holdings, Inc.	22,442	916,980
Essent Group Ltd.	9,692	544,593
†Euronet Worldwide, Inc.	4,413	456,745
EVERTEC, Inc.	4,275	142,144
Federal Agricultural Mortgage Corp. Class C	1,195	216,080
Fidelity National Information Services, Inc.	16,512	1,244,344
†Fiserv, Inc.	12,330	1,837,663
†Flywire Corp.	2,304	37,763
Global Payments, Inc.	8,159	788,975
†I3 Verticals, Inc. Class A	2,397	52,926
†International Money Express, Inc.	2,436	50,766
Jack Henry & Associates, Inc.	2,961	491,585
Jackson Financial, Inc. Class A	3,086	229,166
†Marqeta, Inc. Class A	7,290	39,949
Mastercard, Inc. Class A	22,975	10,135,651
Merchants Bancorp	1,218	49,378
MGIC Investment Corp.	26,229	565,235
†Mr Cooper Group, Inc.	6,569	533,600
†NCR Atleos Corp.	6,538	176,657
†NMI Holdings, Inc. Class A	9,001	306,394
†Onity Group, Inc.	819	19,640
†Paymentus Holdings, Inc. Class A	2,017	38,323
†Payoneer Global, Inc.	9,310	51,577
†PayPal Holdings, Inc.	19,280	1,118,818
†Paysafe Ltd.	3,600	63,648
PennyMac Financial Services, Inc.	1,310	123,926
Radian Group, Inc.	13,737	427,221
†Remitly Global, Inc.	4,416	53,522
†Repay Holdings Corp.	5,100	53,856
†Rocket Cos., Inc. Class A	9,767	133,808
†Shift4 Payments, Inc. Class A	1,311	96,162
†Toast, Inc. Class A	7,723	199,022
UWM Holdings Corp.	8,900	61,677
†Velocity Financial, Inc.	535	9,593
Visa, Inc. Class A	39,292	10,312,971
Voya Financial, Inc.	8,511	605,558
Walker & Dunlop, Inc.	3,389	332,800
Waterstone Financial, Inc.	3,925	50,201
Western Union Co.	21,608	264,050
†WEX, Inc.	3,024	535,671
		52,870,759
LVIP Dimensional U.S. Core Equity 1 Fund-11

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products–0.97%
Alico, Inc.	234	$6,063
Archer-Daniels-Midland Co.	3,657	221,066
B&G Foods, Inc.	9,162	74,029
Bunge Global SA	7,656	817,431
Calavo Growers, Inc.	1,666	37,818
Cal-Maine Foods, Inc.	5,325	325,411
Campbell Soup Co.	16,121	728,508
Conagra Brands, Inc.	20,072	570,446
†Darling Ingredients, Inc.	8,222	302,158
Dole PLC	4,165	50,980
†Farmer Bros Co.	400	1,072
Flowers Foods, Inc.	17,818	395,560
Fresh Del Monte Produce, Inc.	6,313	137,939
†Freshpet, Inc.	885	114,510
General Mills, Inc.	17,739	1,122,169
†Hain Celestial Group, Inc.	9,937	68,665
Hershey Co.	5,358	984,961
Hormel Foods Corp.	18,651	568,669
Ingredion, Inc.	5,806	665,948
J & J Snack Foods Corp.	1,370	222,447
J M Smucker Co.	5,410	589,906
John B Sanfilippo & Son, Inc.	748	72,683
Kellanova	18,088	1,043,316
Kraft Heinz Co.	31,697	1,021,277
Lamb Weston Holdings, Inc.	5,940	499,435
Lancaster Colony Corp.	1,572	297,061
McCormick & Co., Inc.	7,725	547,773
Mondelez International, Inc. Class A	27,705	1,813,015
†Pilgrim's Pride Corp.	10,200	392,598
†Post Holdings, Inc.	4,512	469,970
Seaboard Corp.	14	44,250
†Simply Good Foods Co.	7,603	274,696
Tootsie Roll Industries, Inc.	1,591	48,637
†TreeHouse Foods, Inc.	5,737	210,204
Tyson Foods, Inc. Class A	13,612	777,790
Utz Brands, Inc.	3,854	64,131
†Vital Farms, Inc.	3,700	173,049
WK Kellogg Co.	4,522	74,432
		15,830,073
Gas Utilities–0.15%
Atmos Energy Corp.	5,780	674,237
Chesapeake Utilities Corp.	776	82,411
National Fuel Gas Co.	5,275	285,852
New Jersey Resources Corp.	8,468	361,922
Northwest Natural Holding Co.	2,733	98,689
ONE Gas, Inc.	2,955	188,677
Southwest Gas Holdings, Inc.	3,302	232,395
Spire, Inc.	3,336	202,595
UGI Corp.	11,119	254,625
		2,381,403
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation–1.07%
ArcBest Corp.	1,712	$183,321
Avis Budget Group, Inc.	2,450	256,074
Covenant Logistics Group, Inc.	3,400	167,586
CSX Corp.	68,716	2,298,550
Heartland Express, Inc.	11,699	144,249
†Hertz Global Holdings, Inc.	17,404	61,436
JB Hunt Transport Services, Inc.	6,558	1,049,280
Knight-Swift Transportation Holdings, Inc.	13,736	685,701
Landstar System, Inc.	3,175	585,724
Marten Transport Ltd.	9,004	166,124
Norfolk Southern Corp.	6,031	1,294,795
Old Dominion Freight Line, Inc.	6,585	1,162,911
†PAM Transportation Services, Inc.	1,224	21,261
†RXO, Inc.	9,670	252,870
Ryder System, Inc.	5,995	742,661
†Saia, Inc.	1,186	562,508
Schneider National, Inc. Class B	9,043	218,479
†Uber Technologies, Inc.	14,942	1,085,985
†U-Haul Holding Co.	12,126	730,646
Union Pacific Corp.	20,018	4,529,273
Universal Logistics Holdings, Inc.	2,500	101,475
Werner Enterprises, Inc.	6,224	223,006
†XPO, Inc.	9,670	1,026,470
		17,550,385
Health Care Equipment & Supplies–1.66%
Abbott Laboratories	33,572	3,488,467
†Align Technology, Inc.	1,343	324,240
†AngioDynamics, Inc.	5,678	34,352
†Artivion, Inc.	4,470	114,655
†AtriCure, Inc.	1,380	31,423
Atrion Corp.	226	102,249
†Avanos Medical, Inc.	5,480	109,162
†Axogen, Inc.	3,071	22,234
†Axonics, Inc.	1,703	114,493
Baxter International, Inc.	20,388	681,979
Becton Dickinson & Co.	5,266	1,230,717
†Boston Scientific Corp.	19,203	1,478,823
CONMED Corp.	1,948	135,035
Cooper Cos., Inc.	8,507	742,661
DENTSPLY SIRONA, Inc.	12,665	315,485
†Dexcom, Inc.	4,904	556,016
†Edwards Lifesciences Corp.	10,539	973,487
Embecta Corp.	1,053	13,163
†Enovis Corp.	3,676	166,155
†Envista Holdings Corp.	10,550	175,446
GE HealthCare Technologies, Inc.	12,852	1,001,428
LVIP Dimensional U.S. Core Equity 1 Fund-12

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Glaukos Corp.	1,340	$158,589
†Globus Medical, Inc. Class A	991	67,874
†Haemonetics Corp.	4,127	341,427
†Hologic, Inc.	9,212	683,991
†ICU Medical, Inc.	1,184	140,600
†IDEXX Laboratories, Inc.	2,544	1,239,437
†Inari Medical, Inc.	600	28,890
†Inogen, Inc.	1,392	11,317
†Inspire Medical Systems, Inc.	361	48,313
†Insulet Corp.	1,037	209,267
†Integer Holdings Corp.	3,432	397,391
†Integra LifeSciences Holdings Corp.	6,337	184,660
†Intuitive Surgical, Inc.	5,515	2,453,348
iRadimed Corp.	465	20,432
†Lantheus Holdings, Inc.	4,262	342,196
LeMaitre Vascular, Inc.	1,018	83,761
†LENSAR, Inc.	1,658	7,461
†LivaNova PLC	3,945	216,265
†Masimo Corp.	2,348	295,707
Medtronic PLC	25,795	2,030,324
†Merit Medical Systems, Inc.	4,562	392,104
†Nevro Corp.	1,444	12,158
=†OmniAb, Inc. Earnout Shares	435	0
=†OmniAb, Inc. Earnout Shares.	435	0
†Omnicell, Inc.	2,223	60,177
†OraSure Technologies, Inc.	3,636	15,489
†Orthofix Medical, Inc.	3,866	51,263
†OrthoPediatrics Corp.	984	28,300
†Outset Medical, Inc.	3,960	15,246
†Penumbra, Inc.	719	129,398
†QuidelOrtho Corp.	744	24,716
ResMed, Inc.	3,836	734,287
†SI-BONE, Inc.	2,500	32,325
†Solventum Corp.	2,726	144,151
†STAAR Surgical Co.	700	33,327
STERIS PLC	4,203	922,727
Stryker Corp.	6,250	2,126,562
†Surmodics, Inc.	1,196	50,280
†Tactile Systems Technology, Inc.	3,443	41,109
Teleflex, Inc.	1,857	390,583
†UFP Technologies, Inc.	348	91,827
Utah Medical Products, Inc.	166	11,090
†Varex Imaging Corp.	4,849	71,426
Zimmer Biomet Holdings, Inc.	8,329	903,946
†Zimvie, Inc.	832	15,184
		27,070,595
Health Care Providers & Services–2.53%
†Acadia Healthcare Co., Inc.	7,227	488,112
†Accolade, Inc.	200	716
†AdaptHealth Corp.	6,653	66,530
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Addus HomeCare Corp.	1,490	$173,004
†Agilon Health, Inc.	10,936	71,521
†Amedisys, Inc.	2,782	255,388
†AMN Healthcare Services, Inc.	4,516	231,355
†Astrana Health, Inc.	2,925	118,638
†Brookdale Senior Living, Inc.	25,409	173,543
Cardinal Health, Inc.	7,851	771,910
†Castle Biosciences, Inc.	1,800	39,186
Cencora, Inc.	7,005	1,578,227
†Centene Corp.	17,165	1,138,040
Chemed Corp.	1,070	580,561
Cigna Group	9,067	2,997,278
†Community Health Systems, Inc.	14,031	47,144
†CorVel Corp.	1,436	365,132
†Cross Country Healthcare, Inc.	2,295	31,763
CVS Health Corp.	37,955	2,241,622
†DaVita, Inc.	5,212	722,227
Elevance Health, Inc.	5,945	3,221,358
Encompass Health Corp.	10,482	899,251
†Enhabit, Inc.	5,241	46,750
Ensign Group, Inc.	5,309	656,670
†Enzo Biochem, Inc.	4,600	5,014
†Fulgent Genetics, Inc.	3,138	61,568
HCA Healthcare, Inc.	4,804	1,543,429
†HealthEquity, Inc.	2,091	180,244
†Henry Schein, Inc.	6,745	432,355
†Hims & Hers Health, Inc.	4,626	93,399
Humana, Inc.	3,124	1,167,283
Labcorp Holdings, Inc.	3,995	813,022
McKesson Corp.	3,228	1,885,281
†ModivCare, Inc.	1,930	50,643
†Molina Healthcare, Inc.	2,528	751,574
National HealthCare Corp.	1,916	207,694
National Research Corp.	414	9,501
†NeoGenomics, Inc.	2,472	34,287
†OPKO Health, Inc.	26,983	33,729
†Option Care Health, Inc.	8,414	233,068
†Owens & Minor, Inc.	8,370	112,995
Patterson Cos., Inc.	9,569	230,804
†Pediatrix Medical Group, Inc.	8,411	63,503
†Pennant Group, Inc.	3,570	82,788
†PetIQ, Inc.	1,604	35,384
Premier, Inc. Class A	6,981	130,335
†Privia Health Group, Inc.	4,493	78,088
†Progyny, Inc.	1,799	51,469
Quest Diagnostics, Inc.	6,015	823,333
†R1 RCM, Inc.	4,491	56,407
†RadNet, Inc.	2,573	151,601
Select Medical Holdings Corp.	14,513	508,826
†Surgery Partners, Inc.	2,745	65,304
LVIP Dimensional U.S. Core Equity 1 Fund-13

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Tenet Healthcare Corp.	9,313	$1,238,908
U.S. Physical Therapy, Inc.	1,000	92,420
UnitedHealth Group, Inc.	23,781	12,110,712
Universal Health Services, Inc. Class B	5,985	1,106,806
		41,357,700
Health Care Technology–0.07%
†American Well Corp. Class A	13,369	4,342
†Certara, Inc.	5,749	79,624
†Definitive Healthcare Corp.	5,123	27,972
†Doximity, Inc. Class A	3,034	84,861
†Evolent Health, Inc. Class A	7,583	144,987
†GoodRx Holdings, Inc. Class A	3,965	30,927
HealthStream, Inc.	2,606	72,707
†Phreesia, Inc.	3,969	84,143
†Schrodinger, Inc.	1,980	38,293
Simulations Plus, Inc.	1,079	52,461
†Teladoc Health, Inc.	5,765	56,382
†TruBridge, Inc.	971	9,710
†Veeva Systems, Inc. Class A	2,496	456,793
†Veradigm, Inc.	5,449	51,765
		1,194,967
Hotels, Restaurants & Leisure–1.95%
†Airbnb, Inc. Class A	6,484	983,169
Aramark	18,038	613,653
†Biglari Holdings, Inc. Class B	1	193
†BJ's Restaurants, Inc.	1,988	68,984
Bloomin' Brands, Inc.	5,220	100,381
Booking Holdings, Inc.	684	2,709,666
Boyd Gaming Corp.	3,668	202,107
†Brinker International, Inc.	3,450	249,745
†Caesars Entertainment, Inc.	9,211	366,045
†Carnival Corp.	31,390	587,621
Cheesecake Factory, Inc.	3,055	120,031
†Chipotle Mexican Grill, Inc.	37,700	2,361,905
Choice Hotels International, Inc.	3,240	385,560
Churchill Downs, Inc.	3,270	456,492
†Chuy's Holdings, Inc.	1,400	36,288
Cracker Barrel Old Country Store, Inc.	2,215	93,384
Darden Restaurants, Inc.	6,466	978,435
†Dave & Buster's Entertainment, Inc.	4,590	182,728
†Denny's Corp.	3,860	27,406
Dine Brands Global, Inc.	793	28,707
Domino's Pizza, Inc.	1,117	576,741
†DoorDash, Inc. Class A	4,099	445,889
†DraftKings, Inc. Class A	11,191	427,160
†El Pollo Loco Holdings, Inc.	3,990	45,127
†Expedia Group, Inc.	2,936	369,907
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†First Watch Restaurant Group, Inc.	5,102	$89,591
Golden Entertainment, Inc.	2,073	64,491
†Hilton Grand Vacations, Inc.	2,114	85,469
Hilton Worldwide Holdings, Inc.	6,145	1,340,839
Hyatt Hotels Corp. Class A	2,033	308,853
Jack in the Box, Inc.	1,951	99,384
Krispy Kreme, Inc.	3,368	36,240
Las Vegas Sands Corp.	9,914	438,694
†Life Time Group Holdings, Inc.	2,979	56,095
†Light & Wonder, Inc.	5,966	625,714
Marriott International, Inc. Class A	5,814	1,405,651
Marriott Vacations Worldwide Corp.	3,604	314,701
McDonald's Corp.	16,761	4,271,373
†MGM Resorts International	11,398	506,527
†Norwegian Cruise Line Holdings Ltd.	5,416	101,767
Papa John's International, Inc.	2,370	111,343
†Penn Entertainment, Inc.	9,276	179,537
†Planet Fitness, Inc. Class A	6,007	442,055
†Playa Hotels & Resorts NV	8,564	71,852
†Red Robin Gourmet Burgers, Inc.	2,551	19,311
Red Rock Resorts, Inc. Class A	4,288	235,540
†Royal Caribbean Cruises Ltd.	10,175	1,622,200
†Sabre Corp.	19,559	52,222
†Shake Shack, Inc. Class A	1,397	125,730
Six Flags Entertainment Corp.	2,363	78,310
Starbucks Corp.	25,650	1,996,852
†Sweetgreen, Inc. Class A	4,300	129,602
Texas Roadhouse, Inc.	5,372	922,426
Travel & Leisure Co.	3,900	175,422
†United Parks & Resorts, Inc.	4,700	255,257
Vail Resorts, Inc.	2,068	372,509
Wendy's Co.	16,015	271,614
Wingstop, Inc.	2,063	871,948
Wyndham Hotels & Resorts, Inc.	4,719	349,206
Wynn Resorts Ltd.	3,118	279,061
Yum! Brands, Inc.	8,774	1,162,204
		31,886,914
Household Durables–1.09%
†Beazer Homes USA, Inc.	1,618	44,463
†Cavco Industries, Inc.	791	273,820
Century Communities, Inc.	3,148	257,066
DR Horton, Inc.	11,635	1,639,720
LVIP Dimensional U.S. Core Equity 1 Fund-14

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†Dream Finders Homes, Inc. Class A	3,347	$86,419
Ethan Allen Interiors, Inc.	3,617	100,878
Flexsteel Industries, Inc.	262	8,138
Garmin Ltd.	6,913	1,126,266
†GoPro, Inc. Class A	2,300	3,266
†Green Brick Partners, Inc.	1,200	68,688
Hamilton Beach Brands Holding Co. Class A	400	6,876
†Helen of Troy Ltd.	2,108	195,496
Hooker Furnishings Corp.	1,803	26,107
†Hovnanian Enterprises, Inc. Class A	705	100,054
Installed Building Products, Inc.	2,299	472,858
†iRobot Corp.	1,300	11,843
KB Home	7,508	526,911
La-Z-Boy, Inc.	5,162	192,439
Leggett & Platt, Inc.	12,560	143,938
Lennar Corp. Class A	10,298	1,538,006
†LGI Homes, Inc.	2,369	212,002
†Lovesac Co.	1,377	31,093
†M/I Homes, Inc.	3,970	484,896
Meritage Homes Corp.	3,174	513,712
†Mohawk Industries, Inc.	2,934	333,273
Newell Brands, Inc.	34,587	221,703
†NVR, Inc.	229	1,737,780
PulteGroup, Inc.	18,528	2,039,933
†Purple Innovation, Inc.	2,397	2,493
SharkNinja, Inc.	6,137	461,195
†Skyline Champion Corp.	3,677	249,117
†Sonos, Inc.	2,851	42,081
†Taylor Morrison Home Corp.	11,033	611,669
Tempur Sealy International, Inc.	9,791	463,506
Toll Brothers, Inc.	9,920	1,142,586
†TopBuild Corp.	3,484	1,342,281
†Tri Pointe Homes, Inc.	10,706	398,798
†Universal Electronics, Inc.	1,276	14,827
†Vizio Holding Corp. Class A	6,709	72,457
Whirlpool Corp.	4,124	421,473
Worthington Enterprises, Inc.	3,912	185,155
		17,805,282
Household Products–0.96%
†Central Garden & Pet Co.	7,154	237,593
Church & Dwight Co., Inc.	7,415	768,787
Clorox Co.	4,535	618,891
Colgate-Palmolive Co.	18,519	1,797,084
Energizer Holdings, Inc.	6,619	195,525
Kimberly-Clark Corp.	9,668	1,336,118
Procter & Gamble Co.	62,265	10,268,744
Reynolds Consumer Products, Inc.	1,713	47,930
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products (continued)
Spectrum Brands Holdings, Inc.	2,924	$251,259
WD-40 Co.	802	176,151
		15,698,082
Independent Power and Renewable Electricity Producers–0.25%
AES Corp.	23,697	416,356
Brookfield Renewable Corp. Class A	8,421	238,988
Clearway Energy, Inc. Class A	11,203	268,076
†Montauk Renewables, Inc.	4,020	22,914
Ormat Technologies, Inc.	5,007	359,002
†Sunnova Energy International, Inc.	2,425	13,531
Vistra Corp.	32,916	2,830,118
		4,148,985
Industrial Conglomerates–0.31%
3M Co.	10,907	1,114,586
Honeywell International, Inc.	18,336	3,915,470
		5,030,056
Insurance–2.97%
Aflac, Inc.	16,933	1,512,286
Allstate Corp.	9,725	1,552,694
†Ambac Financial Group, Inc.	5,809	74,471
American Financial Group, Inc.	6,291	773,919
American International Group, Inc.	26,383	1,958,674
AMERISAFE, Inc.	2,406	105,599
Aon PLC Class A	4,664	1,369,257
†Arch Capital Group Ltd.	16,970	1,712,103
Arthur J Gallagher & Co.	3,988	1,034,128
Assurant, Inc.	4,180	694,925
Assured Guaranty Ltd.	6,179	476,710
Axis Capital Holdings Ltd.	7,323	517,370
†Baldwin Insurance Group, Inc.	1,800	63,846
†Brighthouse Financial, Inc.	6,932	300,433
Brown & Brown, Inc.	13,294	1,188,617
Chubb Ltd.	10,470	2,670,688
Cincinnati Financial Corp.	7,701	909,488
CNO Financial Group, Inc.	2,788	77,283
Crawford & Co. Class A	2,669	22,399
Donegal Group, Inc. Class A	1,349	17,375
†eHealth, Inc.	2,423	10,976
Employers Holdings, Inc.	3,284	139,997
†Enstar Group Ltd.	1,331	406,887
Erie Indemnity Co. Class A	918	332,683
Everest Group Ltd.	2,122	808,524
F&G Annuities & Life, Inc.	1,879	71,496
Fidelity National Financial, Inc.	15,187	750,542
LVIP Dimensional U.S. Core Equity 1 Fund-15

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
First American Financial Corp.	8,033	$433,380
†Genworth Financial, Inc. Class A	43,794	264,516
Globe Life, Inc.	6,092	501,250
†Goosehead Insurance, Inc. Class A	1,734	99,601
†Greenlight Capital Re Ltd. Class A	4,459	58,413
Hanover Insurance Group, Inc.	3,084	386,857
Hartford Financial Services Group, Inc.	17,899	1,799,565
HCI Group, Inc.	1,995	183,879
†Heritage Insurance Holdings, Inc.	3,747	26,529
Horace Mann Educators Corp.	5,165	168,482
James River Group Holdings Ltd.	3,086	23,855
Kemper Corp.	5,413	321,153
Kinsale Capital Group, Inc.	1,057	407,241
Loews Corp.	10,924	816,460
†Maiden Holdings Ltd.	12,125	24,978
†Markel Group, Inc.	624	983,212
Marsh & McLennan Cos., Inc.	14,477	3,050,593
Mercury General Corp.	6,071	322,613
MetLife, Inc.	27,164	1,906,641
National Western Life Group, Inc. Class A	415	206,230
†NI Holdings, Inc.	900	13,770
Old Republic International Corp.	22,806	704,705
†Oscar Health, Inc. Class A	8,880	140,482
†Palomar Holdings, Inc.	897	72,792
Primerica, Inc.	4,918	1,163,500
Principal Financial Group, Inc.	11,444	897,782
†ProAssurance Corp.	6,511	79,564
Progressive Corp.	9,964	2,069,622
Prudential Financial, Inc.	19,150	2,244,189
Reinsurance Group of America, Inc.	4,774	979,959
RenaissanceRe Holdings Ltd.	3,891	869,677
RLI Corp.	3,097	435,717
Safety Insurance Group, Inc.	2,074	155,612
Selective Insurance Group, Inc.	4,229	396,807
†SiriusPoint Ltd.	13,203	161,077
Stewart Information Services Corp.	3,350	207,968
Tiptree, Inc.	2,925	48,233
Travelers Cos., Inc.	14,707	2,990,521
†Trupanion, Inc.	1,512	44,453
United Fire Group, Inc.	3,480	74,785
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Universal Insurance Holdings, Inc.	7,335	$137,605
Unum Group	9,122	466,225
W R Berkley Corp.	12,508	982,879
White Mountains Insurance Group Ltd.	305	554,322
Willis Towers Watson PLC	3,979	1,043,055
		48,474,119
Interactive Media & Services–4.74%
Alphabet, Inc. Class A	133,665	24,347,080
Alphabet, Inc. Class C	120,674	22,134,025
†Angi, Inc.	2,100	4,032
†Bumble, Inc. Class A	8,172	85,888
†Cargurus, Inc.	7,758	203,260
†Cars.com, Inc.	8,684	171,075
†DHI Group, Inc.	5,517	11,531
eBay, Inc.	35,380	1,900,614
†fuboTV, Inc.	36,461	45,212
†Match Group, Inc.	9,882	300,215
Meta Platforms, Inc. Class A	53,006	26,726,685
†Pinterest, Inc. Class A	7,293	321,402
†QuinStreet, Inc.	3,909	64,850
Shutterstock, Inc.	1,235	47,794
†Snap, Inc. Class A	10,185	169,173
†TripAdvisor, Inc.	8,010	142,658
†TrueCar, Inc.	10,819	33,863
†Vimeo, Inc.	21,580	80,493
†Yelp, Inc.	6,349	234,596
†Zedge, Inc. Class B	1,132	3,453
†Ziff Davis, Inc.	5,206	286,590
†ZipRecruiter, Inc. Class A	3,400	30,906
†ZoomInfo Technologies, Inc.	7,631	97,448
		77,442,843
IT Services–1.23%
Accenture PLC Class A	20,137	6,109,767
†Akamai Technologies, Inc.	7,037	633,893
Amdocs Ltd.	5,634	444,635
†ASGN, Inc.	4,997	440,586
†Cloudflare, Inc. Class A	1,236	102,378
Cognizant Technology Solutions Corp. Class A	17,896	1,216,928
†DigitalOcean Holdings, Inc.	1,591	55,287
†DXC Technology Co.	19,155	365,669
†Edgio, Inc.	127	1,387
†EPAM Systems, Inc.	1,459	274,453
†Fastly, Inc. Class A	7,448	54,892
†Gartner, Inc.	2,793	1,254,225
†Globant SA	1,717	306,072
†GoDaddy, Inc. Class A	3,510	490,382
†Grid Dynamics Holdings, Inc.	2,476	26,023
Hackett Group, Inc.	2,613	56,754
International Business Machines Corp.	30,732	5,315,099
LVIP Dimensional U.S. Core Equity 1 Fund-16

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Kyndryl Holdings, Inc.	13,287	$349,581
†MongoDB, Inc.	1,322	330,447
†Okta, Inc.	6,667	624,098
†Perficient, Inc.	3,007	224,894
†Snowflake, Inc. Class A	2,969	401,082
†Thoughtworks Holding, Inc.	7,263	20,627
†Twilio, Inc. Class A	7,230	410,736
†Unisys Corp.	5,740	23,706
†VeriSign, Inc.	3,545	630,301
		20,163,902
Leisure Products–0.19%
Acushnet Holdings Corp.	6,089	386,530
†American Outdoor Brands, Inc.	2,016	18,144
Brunswick Corp.	7,857	571,754
†Funko, Inc. Class A	2,122	20,711
Hasbro, Inc.	7,816	457,236
Johnson Outdoors, Inc. Class A	842	29,453
†Malibu Boats, Inc. Class A	2,224	77,929
†MasterCraft Boat Holdings, Inc.	814	15,368
†Mattel, Inc.	23,363	379,882
Polaris, Inc.	4,675	366,099
Smith & Wesson Brands, Inc.	8,067	115,681
†Topgolf Callaway Brands Corp.	17,355	265,531
†Vista Outdoor, Inc.	7,301	274,883
†YETI Holdings, Inc.	3,031	115,633
		3,094,834
Life Sciences Tools & Services–1.03%
†10X Genomics, Inc. Class A	1,701	33,084
†Adaptive Biotechnologies Corp.	4,935	17,865
Agilent Technologies, Inc.	6,123	793,725
†Avantor, Inc.	27,637	585,904
†Azenta, Inc.	1,860	97,873
†BioLife Solutions, Inc.	2,557	54,797
†Bio-Rad Laboratories, Inc. Class A	1,192	325,547
Bio-Techne Corp.	6,154	440,934
Bruker Corp.	7,953	507,481
†Charles River Laboratories International, Inc.	2,668	551,155
†CryoPort, Inc.	1,498	10,351
†Cytek Biosciences, Inc.	6,300	35,154
Danaher Corp.	12,129	3,030,431
†Fortrea Holdings, Inc.	4,241	98,985
†Illumina, Inc.	2,544	265,543
†IQVIA Holdings, Inc.	7,712	1,630,625
†Maravai LifeSciences Holdings, Inc. Class A	3,739	26,771
†Medpace Holdings, Inc.	1,490	613,657
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
Mesa Laboratories, Inc.	369	$32,018
†Mettler-Toledo International, Inc.	685	957,349
†OmniAb, Inc.	5,630	21,113
†Pacific Biosciences of California, Inc.	7,862	10,771
†Quanterix Corp.	2,102	27,767
†Repligen Corp.	1,977	249,221
Revvity, Inc.	4,782	501,441
†Seer, Inc.	3,658	6,145
†Sotera Health Co.	13,181	156,458
Thermo Fisher Scientific, Inc.	7,783	4,303,999
†Waters Corp.	2,540	736,905
West Pharmaceutical Services, Inc.	2,013	663,062
		16,786,131
Machinery–2.73%
†3D Systems Corp.	12,600	38,682
AGCO Corp.	8,002	783,236
Alamo Group, Inc.	1,267	219,191
Albany International Corp. Class A	2,740	231,393
Allison Transmission Holdings, Inc.	11,348	861,313
Astec Industries, Inc.	2,784	82,573
Barnes Group, Inc.	5,223	216,284
†Blue Bird Corp.	1,534	82,606
Caterpillar, Inc.	20,212	6,732,617
Columbus McKinnon Corp.	2,989	103,240
†Commercial Vehicle Group, Inc.	1,272	6,233
Crane Co.	4,432	642,551
Cummins, Inc.	6,637	1,837,984
Deere & Co.	10,122	3,781,883
Donaldson Co., Inc.	11,081	792,956
Douglas Dynamics, Inc.	3,649	85,387
Dover Corp.	6,895	1,244,203
†Energy Recovery, Inc.	5,205	69,174
Enerpac Tool Group Corp.	5,155	196,818
Enpro, Inc.	2,019	293,906
Esab Corp.	3,676	347,125
ESCO Technologies, Inc.	2,378	249,785
Federal Signal Corp.	4,850	405,800
Flowserve Corp.	9,087	437,085
Fortive Corp.	13,093	970,191
Franklin Electric Co., Inc.	3,933	378,827
†Gates Industrial Corp. PLC	6,364	100,615
Gorman-Rupp Co.	3,528	129,513
Graco, Inc.	5,884	466,484
Greenbrier Cos., Inc.	3,320	164,506
Helios Technologies, Inc.	4,083	194,963
Hillenbrand, Inc.	7,862	314,637
†Hillman Solutions Corp.	5,800	51,330
LVIP Dimensional U.S. Core Equity 1 Fund-17

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Hyster-Yale, Inc.	2,265	$157,938
IDEX Corp.	2,515	506,018
Illinois Tool Works, Inc.	9,327	2,210,126
Ingersoll Rand, Inc.	15,342	1,393,667
ITT, Inc.	6,662	860,597
John Bean Technologies Corp.	2,531	240,369
Kadant, Inc.	857	251,769
Kennametal, Inc.	8,400	197,736
†L B Foster Co. Class A	1,339	28,815
Lincoln Electric Holdings, Inc.	4,061	766,067
Lindsay Corp.	1,086	133,448
Luxfer Holdings PLC	1,823	21,129
†Manitowoc Co., Inc.	5,279	60,867
†Middleby Corp.	4,387	537,890
Miller Industries, Inc.	382	21,018
Mueller Industries, Inc.	10,558	601,173
Mueller Water Products, Inc. Class A	14,392	257,905
†NN, Inc.	2,981	8,943
Nordson Corp.	1,898	440,222
Omega Flex, Inc.	333	17,076
Oshkosh Corp.	4,650	503,130
Otis Worldwide Corp.	12,746	1,226,930
PACCAR, Inc.	18,035	1,856,523
Parker-Hannifin Corp.	2,653	1,341,914
Park-Ohio Holdings Corp.	1,206	31,223
Pentair PLC	13,103	1,004,607
†Proto Labs, Inc.	1,861	57,486
†RBC Bearings, Inc.	1,225	330,481
REV Group, Inc.	7,071	175,997
Shyft Group, Inc.	3,500	41,510
Snap-on, Inc.	2,574	672,818
†SPX Technologies, Inc.	3,638	517,105
Standex International Corp.	784	126,342
Stanley Black & Decker, Inc.	6,307	503,866
†Stratasys Ltd.	4,881	40,952
†Symbotic, Inc.	1,331	46,798
Tennant Co.	1,546	152,188
Terex Corp.	5,972	327,505
Timken Co.	6,955	557,304
†Titan International, Inc.	4,215	31,233
Toro Co.	6,600	617,166
Trinity Industries, Inc.	8,244	246,661
Wabash National Corp.	7,597	165,918
Watts Water Technologies, Inc. Class A	2,301	421,934
Westinghouse Air Brake Technologies Corp.	8,019	1,267,403
Xylem, Inc.	8,817	1,195,850
		44,686,708
Marine Transportation–0.09%
Costamare, Inc.	10,400	170,872
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Marine Transportation (continued)
Genco Shipping & Trading Ltd.	1,685	$35,907
†Kirby Corp.	5,754	688,927
Matson, Inc.	3,958	518,379
		1,414,085
Media–1.10%
†Advantage Solutions, Inc.	1,590	5,120
†Altice USA, Inc. Class A	14,605	29,794
†AMC Networks, Inc. Class A	4,165	40,234
†Boston Omaha Corp. Class A	1,169	15,735
Cable One, Inc.	488	172,752
†Charter Communications, Inc. Class A	4,629	1,383,886
Comcast Corp. Class A	195,671	7,662,476
†comScore, Inc.	41	582
†EchoStar Corp. Class A	9,870	175,785
Entravision Communications Corp. Class A	11,605	23,558
†EW Scripps Co. Class A	6,953	21,832
Fox Corp. Class A	22,548	748,650
†Gannett Co., Inc.	20,670	95,289
Gray Television, Inc.	12,929	67,231
†Integral Ad Science Holding Corp.	5,146	50,019
Interpublic Group of Cos., Inc.	32,184	936,233
John Wiley & Sons, Inc. Class A	3,749	152,584
†Liberty Broadband Corp. Class A	6,444	352,990
†Liberty Media Corp.-Liberty SiriusXM Class A	19,738	437,334
†Magnite, Inc.	6,973	92,671
New York Times Co. Class A	12,678	649,240
News Corp. Class A	27,741	772,345
Nexstar Media Group, Inc.	5,697	945,759
Omnicom Group, Inc.	14,327	1,285,132
Paramount Global Class A	31,115	324,707
†PubMatic, Inc. Class A	2,989	60,707
Scholastic Corp.	4,716	167,277
Sinclair, Inc.	2,784	37,111
Sirius XM Holdings, Inc.	42,939	121,517
†Stagwell, Inc.	6,093	41,554
†TechTarget, Inc.	700	21,819
TEGNA, Inc.	19,613	273,405
†Thryv Holdings, Inc.	3,667	65,346
†Trade Desk, Inc. Class A	6,873	671,286
†WideOpenWest, Inc.	3,108	16,814
		17,918,774
Metals & Mining–0.98%
Alcoa Corp.	15,794	628,285
Alpha Metallurgical Resources, Inc.	1,385	388,534
LVIP Dimensional U.S. Core Equity 1 Fund-18

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Arch Resources, Inc.	2,884	$439,031
†ATI, Inc.	9,302	515,796
Carpenter Technology Corp.	4,365	478,317
†Century Aluminum Co.	9,619	161,118
†Cleveland-Cliffs, Inc.	42,600	655,614
†Coeur Mining, Inc.	23,894	134,284
Commercial Metals Co.	12,040	662,080
Compass Minerals International, Inc.	3,859	39,863
Ferroglobe PLC	12,975	69,546
Freeport-McMoRan, Inc.	38,469	1,869,593
Haynes International, Inc.	1,268	74,432
Hecla Mining Co.	58,317	282,837
Kaiser Aluminum Corp.	1,961	172,372
Materion Corp.	1,890	204,366
†Metallus, Inc.	6,778	137,390
†MP Materials Corp.	4,592	58,456
Newmont Corp.	24,162	1,011,663
†Nexa Resources SA	1,997	15,257
Nucor Corp.	16,697	2,639,462
Olympic Steel, Inc.	684	30,664
Radius Recycling, Inc.	2,756	42,084
Ramaco Resources, Inc. Class A	5,604	68,285
Reliance, Inc.	2,955	843,948
Royal Gold, Inc.	5,496	687,879
Ryerson Holding Corp.	3,181	62,030
Southern Copper Corp.	4,974	535,899
Steel Dynamics, Inc.	13,516	1,750,322
SunCoke Energy, Inc.	15,427	151,185
†Tredegar Corp.	3,092	14,811
U.S. Steel Corp.	19,736	746,021
Warrior Met Coal, Inc.	5,674	356,157
Worthington Steel, Inc.	3,912	130,504
		16,058,085
Multi-Utilities–0.55%
Ameren Corp.	8,666	616,239
Avista Corp.	5,502	190,424
Black Hills Corp.	4,628	251,671
CenterPoint Energy, Inc.	22,804	706,468
CMS Energy Corp.	11,396	678,404
Consolidated Edison, Inc.	10,269	918,254
Dominion Energy, Inc.	21,497	1,053,353
DTE Energy Co.	6,090	676,051
NiSource, Inc.	16,856	485,621
Northwestern Energy Group, Inc.	3,593	179,938
Public Service Enterprise Group, Inc.	16,849	1,241,771
Sempra	13,832	1,052,062
Unitil Corp.	1,492	77,271
WEC Energy Group, Inc.	9,957	781,226
		8,908,753
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–4.91%
Antero Midstream Corp.	23,697	$349,294
†Antero Resources Corp.	18,631	607,930
APA Corp.	18,840	554,650
Ardmore Shipping Corp.	7,654	172,445
Berry Corp.	5,961	38,508
California Resources Corp.	3,924	208,835
†Centrus Energy Corp. Class A	1,440	61,560
Cheniere Energy, Inc.	8,491	1,484,481
Chesapeake Energy Corp.	9,890	812,859
Chevron Corp.	63,297	9,900,917
Chord Energy Corp.	2,891	484,763
Civitas Resources, Inc.	1,358	93,702
†Clean Energy Fuels Corp.	25,088	66,985
†CNX Resources Corp.	18,203	442,333
Comstock Resources, Inc.	15,974	165,810
ConocoPhillips	45,870	5,246,611
†CONSOL Energy, Inc.	4,705	480,051
Coterra Energy, Inc.	60,011	1,600,493
Crescent Energy Co. Class A	3,663	43,407
CVR Energy, Inc.	8,133	217,720
Delek U.S. Holdings, Inc.	6,287	155,666
Devon Energy Corp.	39,817	1,887,326
DHT Holdings, Inc.	14,019	162,200
Diamondback Energy, Inc.	11,933	2,388,867
Dorian LPG Ltd.	4,395	184,414
DT Midstream, Inc.	4,017	285,327
†EnLink Midstream LLC	18,193	250,336
EOG Resources, Inc.	23,416	2,947,372
EQT Corp.	18,234	674,293
Equitrans Midstream Corp.	22,257	288,896
Evolution Petroleum Corp.	4,707	24,806
Excelerate Energy, Inc. Class A	2,242	41,342
Exxon Mobil Corp.	146,516	16,866,922
FutureFuel Corp.	4,566	23,424
†Green Plains, Inc.	4,898	77,682
†Gulfport Energy Corp.	612	92,412
†Hallador Energy Co.	3,076	23,900
Hess Corp.	14,210	2,096,259
HF Sinclair Corp.	16,418	875,736
International Seaways, Inc.	3,390	200,451
Kinder Morgan, Inc.	61,710	1,226,178
Kinetik Holdings, Inc.	3,212	133,105
†Kosmos Energy Ltd.	44,165	244,674
Magnolia Oil & Gas Corp. Class A	17,053	432,123
Marathon Oil Corp.	44,625	1,279,399
Marathon Petroleum Corp.	17,314	3,003,633
Matador Resources Co.	11,368	677,533
Murphy Oil Corp.	15,669	646,190
NACCO Industries, Inc. Class A	200	5,534
New Fortress Energy, Inc.	7,583	166,674
Nordic American Tankers Ltd.	15,205	60,516
LVIP Dimensional U.S. Core Equity 1 Fund-19

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Northern Oil & Gas, Inc.	1,952	$72,556
Occidental Petroleum Corp.	37,542	2,366,272
ONEOK, Inc.	22,451	1,830,879
Overseas Shipholding Group, Inc. Class A	8,828	74,861
Ovintiv, Inc.	18,110	848,816
†Par Pacific Holdings, Inc.	6,187	156,222
PBF Energy, Inc. Class A	14,133	650,401
Peabody Energy Corp.	15,632	345,780
Permian Resources Corp.	27,191	439,135
Phillips 66	15,181	2,143,102
PHX Minerals, Inc.	1,806	5,888
Range Resources Corp.	18,226	611,118
†REX American Resources Corp.	3,126	142,514
Scorpio Tankers, Inc.	6,981	567,485
SFL Corp. Ltd.	13,649	189,448
†SilverBow Resources, Inc.	2,049	77,514
Sitio Royalties Corp. Class A	3,933	92,858
SM Energy Co.	15,164	655,540
†Southwestern Energy Co.	52,528	353,513
†Talos Energy, Inc.	7,201	87,492
Targa Resources Corp.	9,633	1,240,538
†Teekay Corp.	13,659	122,521
Teekay Tankers Ltd. Class A	5,037	346,596
Texas Pacific Land Corp.	642	471,401
†Uranium Energy Corp.	13,992	84,092
Valero Energy Corp.	23,740	3,721,482
†Vital Energy, Inc.	1,478	66,244
Vitesse Energy, Inc.	1,949	46,191
W&T Offshore, Inc.	14,633	31,315
Williams Cos., Inc.	41,745	1,774,162
World Kinect Corp.	8,358	215,636
		80,288,116
Paper & Forest Products–0.05%
†Clearwater Paper Corp.	2,473	119,866
†Glatfelter Corp.	4,944	6,872
Louisiana-Pacific Corp.	6,109	502,954
Mercer International, Inc.	10,372	88,577
Sylvamo Corp.	1,931	132,467
		850,736
Passenger Airlines–0.33%
†Alaska Air Group, Inc.	9,637	389,335
Allegiant Travel Co.	1,216	61,080
†American Airlines Group, Inc.	26,619	301,593
Copa Holdings SA Class A	3,120	296,962
Delta Air Lines, Inc.	35,783	1,697,545
†Frontier Group Holdings, Inc.	8,372	41,274
†Hawaiian Holdings, Inc.	6,305	78,371
†JetBlue Airways Corp.	28,121	171,257
†SkyWest, Inc.	5,859	480,848
Southwest Airlines Co.	22,825	653,023
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Passenger Airlines (continued)
Spirit Airlines, Inc.	8,530	$31,220
†United Airlines Holdings, Inc.	25,205	1,226,475
		5,428,983
Personal Care Products–0.27%
†BellRing Brands, Inc.	10,725	612,827
†Coty, Inc. Class A	39,789	398,686
Edgewell Personal Care Co.	5,853	235,232
†elf Beauty, Inc.	3,904	822,651
Estee Lauder Cos., Inc. Class A	3,566	379,422
†Herbalife Ltd.	9,618	99,931
†Honest Co., Inc.	14,486	42,299
Inter Parfums, Inc.	1,986	230,436
Kenvue, Inc.	77,810	1,414,586
Medifast, Inc.	806	17,587
Natural Health Trends Corp.	1,722	12,226
Nu Skin Enterprises, Inc. Class A	4,913	51,783
†USANA Health Sciences, Inc.	2,193	99,211
		4,416,877
Pharmaceuticals–2.93%
†Amneal Pharmaceuticals, Inc.	12,683	80,537
†ANI Pharmaceuticals, Inc.	738	46,996
†Assertio Holdings, Inc.	927	1,149
Bristol-Myers Squibb Co.	69,858	2,901,203
†Catalent, Inc.	9,056	509,219
†Collegium Pharmaceutical, Inc.	361	11,624
†Corcept Therapeutics, Inc.	5,666	184,088
†Elanco Animal Health, Inc.	22,076	318,557
Eli Lilly & Co.	21,416	19,389,618
†Fulcrum Therapeutics, Inc.	6,899	42,774
†Harmony Biosciences Holdings, Inc.	1,454	43,867
†Innoviva, Inc.	12,944	212,281
†Jazz Pharmaceuticals PLC	4,147	442,609
Johnson & Johnson	72,429	10,586,223
†Ligand Pharmaceuticals, Inc.	1,149	96,815
Merck & Co., Inc.	43,457	5,379,976
†Nektar Therapeutics	9,757	12,099
Organon & Co.	9,303	192,572
†Pacira BioSciences, Inc.	3,506	100,307
Perrigo Co. PLC	8,951	229,862
Pfizer, Inc.	135,639	3,795,179
Phibro Animal Health Corp. Class A	1,442	24,182
†Pliant Therapeutics, Inc.	1,349	14,502
†Prestige Consumer Healthcare, Inc.	4,178	287,655
SIGA Technologies, Inc.	5,213	39,567
LVIP Dimensional U.S. Core Equity 1 Fund-20

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Supernus Pharmaceuticals, Inc.	3,800	$101,650
†Tarsus Pharmaceuticals, Inc.	1,337	36,340
Viatris, Inc.	55,995	595,227
Zoetis, Inc.	12,497	2,166,480
		47,843,158
Professional Services–1.32%
†Alight, Inc. Class A	12,149	89,660
Automatic Data Processing, Inc.	13,475	3,216,348
Barrett Business Services, Inc.	1,200	39,324
Booz Allen Hamilton Holding Corp.	5,804	893,236
Broadridge Financial Solutions, Inc.	5,085	1,001,745
†CACI International, Inc. Class A	1,969	846,926
†CBIZ, Inc.	4,603	341,082
†Clarivate PLC	13,346	75,939
Concentrix Corp.	1,294	81,884
†Conduent, Inc.	18,114	59,052
CRA International, Inc.	434	74,743
CSG Systems International, Inc.	2,870	118,158
†Dayforce, Inc.	4,852	240,659
Dun & Bradstreet Holdings, Inc.	7,947	73,589
Equifax, Inc.	3,968	962,081
†ExlService Holdings, Inc.	11,460	359,386
Exponent, Inc.	3,302	314,086
First Advantage Corp.	3,752	60,295
†Forrester Research, Inc.	2,034	34,741
†Franklin Covey Co.	993	37,734
†FTI Consulting, Inc.	2,774	597,880
Genpact Ltd.	13,859	446,121
Heidrick & Struggles International, Inc.	2,100	66,318
†Huron Consulting Group, Inc.	2,013	198,280
†IBEX Holdings Ltd.	1,265	20,468
ICF International, Inc.	1,478	219,424
Insperity, Inc.	2,353	214,617
Jacobs Solutions, Inc.	5,278	737,389
KBR, Inc.	11,823	758,327
Kelly Services, Inc. Class A	5,692	121,866
Kforce, Inc.	2,567	159,488
Korn Ferry	5,540	371,956
†Legalzoom.com, Inc.	5,142	43,141
Leidos Holdings, Inc.	6,591	961,495
ManpowerGroup, Inc.	5,185	361,913
Maximus, Inc.	3,536	303,035
†Mistras Group, Inc.	3,448	28,584
†NV5 Global, Inc.	1,400	130,158
†Parsons Corp.	4,776	390,725
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Paychex, Inc.	9,227	$1,093,953
Paycom Software, Inc.	1,845	263,909
†Paycor HCM, Inc.	2,503	31,788
†Paylocity Holding Corp.	1,068	140,816
Resources Connection, Inc.	4,071	44,944
Robert Half, Inc.	9,812	627,772
Science Applications International Corp.	4,223	496,414
SS&C Technologies Holdings, Inc.	13,279	832,195
†Sterling Check Corp.	2,663	39,412
†TaskUS, Inc. Class A	1,624	21,615
TransUnion	5,672	420,636
TriNet Group, Inc.	3,156	315,600
†TrueBlue, Inc.	5,561	57,278
TTEC Holdings, Inc.	4,912	28,883
†Upwork, Inc.	3,979	42,774
Verisk Analytics, Inc.	7,100	1,913,805
†Verra Mobility Corp.	6,816	185,395
†Willdan Group, Inc.	1,232	35,543
		21,644,585
Real Estate Management & Development–0.27%
†Anywhere Real Estate, Inc.	15,606	51,656
†CBRE Group, Inc. Class A	11,712	1,043,656
†Compass, Inc. Class A	10,409	37,472
†CoStar Group, Inc.	7,680	569,395
†Cushman & Wakefield PLC	4,785	49,764
DigitalBridge Group, Inc.	3,152	43,183
†Douglas Elliman, Inc.	7,459	8,653
eXp World Holdings, Inc.	2,976	33,584
†Forestar Group, Inc.	476	15,227
†FRP Holdings, Inc.	1,262	35,992
†Howard Hughes Holdings, Inc.	4,225	273,865
†Jones Lang LaSalle, Inc.	3,942	809,214
Kennedy-Wilson Holdings, Inc.	16,113	156,618
Marcus & Millichap, Inc.	4,001	126,112
Newmark Group, Inc. Class A	20,238	207,035
†Opendoor Technologies, Inc.	22,523	41,442
†Rafael Holdings, Inc. Class B	1,698	2,445
RE/MAX Holdings, Inc. Class A	3,816	30,910
RMR Group, Inc. Class A	862	19,481
St. Joe Co.	5,394	295,052
†Stratus Properties, Inc.	836	21,084
†Tejon Ranch Co.	2,365	40,347
†Zillow Group, Inc. Class A	9,396	432,864
		4,345,051
Semiconductors & Semiconductor Equipment–9.44%
†Advanced Micro Devices, Inc.	30,523	4,951,136
†Allegro MicroSystems, Inc.	1,702	48,064
LVIP Dimensional U.S. Core Equity 1 Fund-21

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Alpha & Omega Semiconductor Ltd.	1,200	$44,844
†Ambarella, Inc.	1,579	85,187
Amkor Technology, Inc.	32,720	1,309,454
Analog Devices, Inc.	10,644	2,429,599
Applied Materials, Inc.	23,964	5,655,264
†Axcelis Technologies, Inc.	2,339	332,582
Broadcom, Inc.	6,460	10,371,724
†CEVA, Inc.	1,850	35,687
†Cirrus Logic, Inc.	4,291	547,789
†Cohu, Inc.	4,934	163,315
†Credo Technology Group Holding Ltd.	5,380	171,837
†Diodes, Inc.	3,823	274,988
†Enphase Energy, Inc.	3,297	328,744
Entegris, Inc.	5,347	723,984
†First Solar, Inc.	4,407	993,602
†FormFactor, Inc.	6,333	383,337
†GLOBALFOUNDRIES, Inc.	2,254	113,962
†Ichor Holdings Ltd.	2,461	94,872
Intel Corp.	118,401	3,666,879
KLA Corp.	4,646	3,830,673
Kulicke & Soffa Industries, Inc.	4,126	202,958
Lam Research Corp.	3,855	4,104,997
†Lattice Semiconductor Corp.	5,484	318,017
†MACOM Technology Solutions Holdings, Inc.	3,456	385,240
†Magnachip Semiconductor Corp.	2,552	12,428
Marvell Technology, Inc.	17,092	1,194,731
†MaxLinear, Inc.	5,270	106,138
Microchip Technology, Inc.	20,408	1,867,332
Micron Technology, Inc.	23,567	3,099,768
MKS Instruments, Inc.	1,192	155,651
Monolithic Power Systems, Inc.	1,103	906,313
†Navitas Semiconductor Corp.	22	86
NVE Corp.	50	3,735
NVIDIA Corp.	691,820	85,467,443
NXP Semiconductors NV	4,762	1,281,407
†ON Semiconductor Corp.	23,557	1,614,832
†Onto Innovation, Inc.	4,462	979,677
†PDF Solutions, Inc.	3,040	110,595
†Photronics, Inc.	5,636	139,040
Power Integrations, Inc.	3,262	228,960
†Qorvo, Inc.	5,681	659,223
QUALCOMM, Inc.	31,286	6,231,546
†Rambus, Inc.	6,577	386,465
†Silicon Laboratories, Inc.	2,813	311,202
†SiTime Corp.	484	60,200
Skyworks Solutions, Inc.	7,807	832,070
†SMART Global Holdings, Inc.	6,650	152,086
†SolarEdge Technologies, Inc.	1,092	27,584
†Synaptics, Inc.	3,515	310,023
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc.	5,610	$831,907
Texas Instruments, Inc.	25,783	5,015,567
†Ultra Clean Holdings, Inc.	2,793	136,857
Universal Display Corp.	1,770	372,143
†Veeco Instruments, Inc.	6,193	289,275
		154,353,019
Software–7.61%
†8x8, Inc.	11,274	25,028
A10 Networks, Inc.	4,393	60,843
†ACI Worldwide, Inc.	8,610	340,870
Adeia, Inc.	14,584	163,122
†Adobe, Inc.	11,801	6,555,928
†Agilysys, Inc.	694	72,273
†Alarm.com Holdings, Inc.	2,786	177,022
†Alkami Technology, Inc.	2,093	59,609
†Altair Engineering, Inc. Class A	997	97,786
American Software, Inc. Class A	1,418	12,946
†ANSYS, Inc.	2,448	787,032
†Appfolio, Inc. Class A	491	120,084
†AppLovin Corp. Class A	15,206	1,265,443
†Aspen Technology, Inc.	2,283	453,472
†Atlassian Corp. Class A	1,457	257,714
†Aurora Innovation, Inc.	17,190	47,616
†Autodesk, Inc.	5,266	1,303,072
†AvePoint, Inc.	6,500	67,730
Bentley Systems, Inc. Class B	8,771	432,937
†Bill Holdings, Inc.	2,416	127,130
†Blackbaud, Inc.	3,139	239,098
†BlackLine, Inc.	1,931	93,557
†Box, Inc. Class A	8,637	228,362
†Cadence Design Systems, Inc.	6,591	2,028,380
†CCC Intelligent Solutions Holdings, Inc.	7,680	85,325
†Cerence, Inc.	2,733	7,734
†Cleanspark, Inc.	15,512	247,416
Clear Secure, Inc. Class A	5,058	94,635
†CommVault Systems, Inc.	737	89,597
†Consensus Cloud Solutions, Inc.	1,735	29,807
†Crowdstrike Holdings, Inc. Class A	1,645	630,348
†CS Disco, Inc.	7,032	41,911
†Datadog, Inc. Class A	1,907	247,319
†Digital Turbine, Inc.	11,311	18,776
†DocuSign, Inc.	4,370	233,795
Dolby Laboratories, Inc. Class A	4,047	320,644
†DoubleVerify Holdings, Inc.	4,073	79,301
†Dropbox, Inc. Class A	7,150	160,661
†Dynatrace, Inc.	8,217	367,629
†E2open Parent Holdings, Inc.	12,037	54,046
LVIP Dimensional U.S. Core Equity 1 Fund-22

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Elastic NV	2,756	$313,936
†Envestnet, Inc.	3,287	205,733
†EverCommerce, Inc.	3,155	34,642
†Fair Isaac Corp.	785	1,168,598
†Five9, Inc.	707	31,179
†Fortinet, Inc.	16,832	1,014,465
†Freshworks, Inc. Class A	3,698	46,928
Gen Digital, Inc.	30,275	756,270
†Guidewire Software, Inc.	3,986	549,630
†HashiCorp, Inc. Class A	1,932	65,089
†HubSpot, Inc.	658	388,082
†Informatica, Inc. Class A	3,872	119,567
†Instructure Holdings, Inc.	1,378	32,259
†Intapp, Inc.	1,789	65,603
InterDigital, Inc.	3,332	388,378
Intuit, Inc.	4,776	3,138,835
†Jamf Holding Corp.	2,756	45,474
†JFrog Ltd.	4,755	178,550
†LiveRamp Holdings, Inc.	4,728	146,284
†Manhattan Associates, Inc.	3,211	792,089
†Marathon Digital Holdings, Inc.	8,370	166,145
†MeridianLink, Inc.	2,104	44,941
Microsoft Corp.	171,330	76,575,944
†Mitek Systems, Inc.	6,389	71,429
†N-able, Inc.	12,483	190,116
†nCino, Inc.	2,494	78,436
†NCR Voyix Corp.	13,077	161,501
†Nutanix, Inc. Class A	4,542	258,213
†Olo, Inc. Class A	5,662	25,026
†ON24, Inc.	3,631	21,822
†OneSpan, Inc.	3,332	42,716
Oracle Corp.	40,525	5,722,130
†Palantir Technologies, Inc. Class A	14,120	357,660
†Palo Alto Networks, Inc.	3,841	1,302,137
Pegasystems, Inc.	2,298	139,098
†PowerSchool Holdings, Inc. Class A	2,972	66,543
†Procore Technologies, Inc.	1,923	127,514
Progress Software Corp.	4,679	253,883
†PTC, Inc.	3,437	624,400
†Q2 Holdings, Inc.	3,020	182,197
†Qualys, Inc.	1,453	207,198
†Rimini Street, Inc.	12,300	37,761
†Riot Platforms, Inc.	6,678	61,037
Roper Technologies, Inc.	2,223	1,253,016
Salesforce, Inc.	12,611	3,242,288
†Samsara, Inc. Class A	2,905	97,899
Sapiens International Corp. NV	854	28,976
†SEMrush Holdings, Inc. Class A	2,352	31,493
†SentinelOne, Inc. Class A	1,963	41,321
†ServiceNow, Inc.	1,795	1,412,073
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Smartsheet, Inc. Class A	1,585	$69,867
SolarWinds Corp.	4,705	56,695
†Sprinklr, Inc. Class A	4,205	40,452
†SPS Commerce, Inc.	602	113,272
†Synchronoss Technologies, Inc.	492	4,576
†Synopsys, Inc.	2,637	1,569,173
†Telos Corp.	5,330	21,427
†Teradata Corp.	5,833	201,588
†Tyler Technologies, Inc.	1,278	642,553
†UiPath, Inc. Class A	13,593	172,359
†Unity Software, Inc.	1,201	19,528
†Varonis Systems, Inc.	1,656	79,438
†Verint Systems, Inc.	5,416	174,395
†Vertex, Inc. Class A	3,200	115,360
†Workday, Inc. Class A	1,507	336,905
†Xperi, Inc.	5,833	47,889
†Yext, Inc.	8,400	44,940
†Zoom Video Communications, Inc. Class A	6,521	385,978
†Zscaler, Inc.	1,623	311,924
		124,440,821
Specialty Retail–2.61%
†1-800-Flowers.com, Inc. Class A	5,253	50,009
Aaron's Co., Inc.	3,102	30,958
†Abercrombie & Fitch Co. Class A	8,315	1,478,740
Academy Sports & Outdoors, Inc.	6,424	342,078
Advance Auto Parts, Inc.	4,345	275,169
American Eagle Outfitters, Inc.	17,294	345,188
†America's Car-Mart, Inc.	559	33,657
Arhaus, Inc.	7,785	131,878
Arko Corp.	5,331	33,425
†Asbury Automotive Group, Inc.	1,870	426,117
†AutoNation, Inc.	9,088	1,448,445
†AutoZone, Inc.	427	1,265,671
Bath & Body Works, Inc.	7,666	299,357
Best Buy Co., Inc.	17,025	1,435,037
†Beyond, Inc.	1,966	25,715
Big 5 Sporting Goods Corp.	900	2,664
†Boot Barn Holdings, Inc.	2,196	283,130
Buckle, Inc.	4,520	166,969
Build-A-Bear Workshop, Inc.	2,901	73,308
†Burlington Stores, Inc.	1,920	460,800
Caleres, Inc.	5,720	192,192
Camping World Holdings, Inc. Class A	2,739	48,919
†CarMax, Inc.	7,234	530,542
†CarParts.com, Inc.	7,413	7,413
†Carvana Co.	2,510	323,087
LVIP Dimensional U.S. Core Equity 1 Fund-23

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Cato Corp. Class A	4,303	$23,839
†Chewy, Inc. Class A	1,306	35,575
†Children's Place, Inc.	1,721	14,009
†Citi Trends, Inc.	2,149	45,688
†Conn's, Inc.	6,316	6,979
Designer Brands, Inc. Class A	7,264	49,613
†Destination XL Group, Inc.	9,137	33,259
Dick's Sporting Goods, Inc.	5,281	1,134,623
†Duluth Holdings, Inc. Class B	3,677	13,568
†Five Below, Inc.	3,322	361,998
†Floor & Decor Holdings, Inc. Class A	4,802	477,367
Foot Locker, Inc.	8,332	207,633
Gap, Inc.	29,199	697,564
†Genesco, Inc.	3,102	80,218
Group 1 Automotive, Inc.	1,700	505,376
†GrowGeneration Corp.	4,826	10,376
Guess?, Inc.	8,419	171,748
Haverty Furniture Cos., Inc.	2,655	67,145
Home Depot, Inc.	27,439	9,445,601
†Lands' End, Inc.	2,926	39,764
†Leslie's, Inc.	2,875	12,046
Lithia Motors, Inc.	2,853	720,240
Lowe's Cos., Inc.	13,215	2,913,379
†MarineMax, Inc.	2,439	78,950
Monro, Inc.	2,231	53,232
Murphy USA, Inc.	1,841	864,276
†National Vision Holdings, Inc.	4,591	60,096
†ODP Corp.	4,524	177,658
†O'Reilly Automotive, Inc.	1,416	1,495,381
Penske Automotive Group, Inc.	4,862	724,535
PetMed Express, Inc.	1,000	4,050
†Restoration Hardware, Inc.	1,359	332,194
†Revolve Group, Inc.	600	9,546
Ross Stores, Inc.	13,345	1,939,295
†Sally Beauty Holdings, Inc.	5,960	63,951
Shoe Carnival, Inc.	3,150	116,204
Signet Jewelers Ltd.	5,297	474,505
†Sleep Number Corp.	2,723	26,059
Sonic Automotive, Inc. Class A	3,294	179,424
†Sportsman's Warehouse Holdings, Inc.	165	398
†Tilly's, Inc. Class A	4,502	27,147
TJX Cos., Inc.	35,030	3,856,803
Tractor Supply Co.	5,294	1,429,380
†Ulta Beauty, Inc.	2,365	912,583
Upbound Group, Inc.	4,964	152,395
†Urban Outfitters, Inc.	8,844	363,046
†Valvoline, Inc.	9,639	416,405
†Victoria's Secret & Co.	4,609	81,441
†Warby Parker, Inc. Class A	5,600	89,936
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Williams-Sonoma, Inc.	6,306	$1,780,625
Winmark Corp.	151	53,247
†Zumiez, Inc.	3,015	58,732
		42,599,570
Technology Hardware, Storage & Peripherals–5.40%
Apple, Inc.	376,339	79,264,520
†Corsair Gaming, Inc.	3,545	39,137
Dell Technologies, Inc. Class C	6,816	939,995
†Diebold Nixdorf, Inc.	1,788	68,802
Hewlett Packard Enterprise Co.	59,887	1,267,808
HP, Inc.	32,710	1,145,504
NetApp, Inc.	10,966	1,412,421
†Pure Storage, Inc. Class A	6,893	442,599
Seagate Technology Holdings PLC	7,201	743,647
†Super Micro Computer, Inc.	2,058	1,686,222
†Western Digital Corp.	14,536	1,101,393
Xerox Holdings Corp.	14,324	166,445
		88,278,493
Textiles, Apparel & Luxury Goods–0.66%
†Capri Holdings Ltd.	13,904	459,944
Carter's, Inc.	3,697	229,103
Columbia Sportswear Co.	4,239	335,220
†Crocs, Inc.	3,739	545,670
†Culp, Inc.	695	3,114
†Deckers Outdoor Corp.	1,543	1,493,547
†Figs, Inc. Class A	6,522	34,762
†Fossil Group, Inc.	8,573	12,345
†G-III Apparel Group Ltd.	5,981	161,906
†Hanesbrands, Inc.	36,640	180,635
Kontoor Brands, Inc.	4,497	297,477
Levi Strauss & Co. Class A	6,870	132,454
†Lululemon Athletica, Inc.	3,152	941,502
Movado Group, Inc.	2,255	56,059
NIKE, Inc. Class B	30,702	2,314,010
Oxford Industries, Inc.	1,750	175,262
PVH Corp.	5,201	550,630
Ralph Lauren Corp.	3,815	667,854
†Skechers USA, Inc. Class A	10,959	757,486
Steven Madden Ltd.	5,325	225,247
Tapestry, Inc.	16,823	719,856
†Under Armour, Inc. Class A	23,812	156,645
†Unifi, Inc.	3,174	18,695
†Vera Bradley, Inc.	810	5,071
VF Corp.	13,941	188,203
Wolverine World Wide, Inc.	7,147	96,627
		10,759,324
Tobacco–0.37%
Altria Group, Inc.	43,037	1,960,335
LVIP Dimensional U.S. Core Equity 1 Fund-24

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco (continued)
Philip Morris International, Inc.	36,329	$3,681,218
Turning Point Brands, Inc.	2,141	68,705
Universal Corp.	2,660	128,185
Vector Group Ltd.	14,208	150,179
		5,988,622
Trading Companies & Distributors–0.94%
Air Lease Corp.	10,742	510,567
Alta Equipment Group, Inc.	1,440	11,578
Applied Industrial Technologies, Inc.	3,004	582,776
†Beacon Roofing Supply, Inc.	8,312	752,236
†BlueLinx Holdings, Inc.	1,356	126,230
Boise Cascade Co.	5,038	600,630
†Core & Main, Inc. Class A	7,166	350,704
†Custom Truck One Source, Inc.	7,992	34,765
†Distribution Solutions Group, Inc.	1,498	44,940
†DNOW, Inc.	13,867	190,394
†DXP Enterprises, Inc.	1,631	74,765
Fastenal Co.	23,668	1,487,297
Ferguson PLC	6,703	1,298,036
GATX Corp.	3,554	470,407
Global Industrial Co.	4,022	126,130
†GMS, Inc.	4,268	344,044
H&E Equipment Services, Inc.	5,317	234,852
Herc Holdings, Inc.	3,940	525,163
†Hudson Technologies, Inc.	4,947	43,484
McGrath RentCorp	2,004	213,526
†MRC Global, Inc.	11,216	144,799
MSC Industrial Direct Co., Inc. Class A	5,382	426,846
Rush Enterprises, Inc. Class A	9,574	398,556
†SiteOne Landscape Supply, Inc.	1,610	195,470
†Titan Machinery, Inc.	4,300	68,370
†Transcat, Inc.	373	44,641
United Rentals, Inc.	3,735	2,415,537
Watsco, Inc.	1,298	601,286
WESCO International, Inc.	5,833	924,647
Willis Lease Finance Corp.	304	21,067
WW Grainger, Inc.	2,255	2,034,551
†Xometry, Inc. Class A	1,644	19,005
		15,317,299
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities–0.10%
American States Water Co.	2,081	$151,018
American Water Works Co., Inc.	5,951	768,631
Artesian Resources Corp. Class A	766	26,933
California Water Service Group	3,488	169,133
Essential Utilities, Inc.	9,219	344,145
Middlesex Water Co.	1,357	70,917
SJW Group	2,175	117,929
York Water Co.	591	21,920
		1,670,626
Wireless Telecommunication Services–0.21%
†Gogo, Inc.	3,721	35,796
Spok Holdings, Inc.	1,858	27,517
Telephone & Data Systems, Inc.	9,452	195,940
T-Mobile U.S., Inc.	16,996	2,994,355
†U.S. Cellular Corp.	3,838	214,237
		3,467,845
Total Common Stock (Cost $671,528,417)		1,629,050,004
RIGHTS–0.00%
=†ABIOMED, Inc.	1,351	1,378
=†Chinook Therapeutics, Inc.	5,559	2,168
=†Mirati Therapeutics, Inc.	1,683	884
=†Resolute Forest Products, Inc.	7,351	10,438
=†Spectrum Pharmaceuticals, Inc.	5,200	0
Total Rights (Cost $15,579)		14,868

MONEY MARKET FUND–0.10%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	1,561,639	1,561,639
Total Money Market Fund (Cost $1,561,639)		1,561,639

TOTAL INVESTMENTS–99.77% (Cost $673,105,635)	1,630,626,511
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.23%	3,743,443
NET ASSETS APPLICABLE TO 34,535,862 SHARES OUTSTANDING–100.00%	$1,634,369,954
LVIP Dimensional U.S. Core Equity 1 Fund-25

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 1 FUND STANDARD CLASS ($1,284,433,544 / 27,077,417 Shares)	$47.436
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 1 FUND SERVICE CLASS ($349,936,410 / 7,458,445 Shares)	$46.918
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$546,937,763
Distributable earnings/(accumulated loss)	1,087,432,191
TOTAL NET ASSETS	$1,634,369,954

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $902,219 payable for fund shares redeemed, $21,558 other accrued expenses payable, $575,788 due to manager and affiliates,
$13,762 payable for audit fee and $61,949 payable for fund accounting fee as of June 30, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund-26

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$11,979,644
Foreign taxes withheld	(4,712)
11,974,932
EXPENSES:
Management fees	2,661,345
Distribution fees-Service Class	597,389
Shareholder servicing fees	230,345
Accounting and administration expenses	139,478
Professional fees	34,573
Trustees’ fees and expenses	24,733
Reports and statements to shareholders	18,813
Pricing fees	13,259
Custodian fees	7,844
Consulting fees	1,632
Other	23,355
3,752,766
Less:
Management fees waived	(79,429)
Total operating expenses	3,673,337
NET INVESTMENT INCOME	8,301,595
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	58,058,848
Net change in unrealized appreciation (depreciation) of:
Investments	113,644,576
Foreign currencies	(11)
Net change in unrealized appreciation (depreciation)	113,644,565
NET REALIZED AND UNREALIZED GAIN	171,703,413
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$180,005,008
See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 1 Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,301,595	$18,054,470
Net realized gain	58,058,848	69,510,108
Net change in unrealized appreciation (depreciation)	113,644,565	208,327,054
Net increase in net assets resulting from operations	180,005,008	295,891,632
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(68,868,573)
Service Class	—	(17,594,037)
	—	(86,462,610)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	11,344,091	18,263,225
Service Class	15,982,878	36,827,872
Reinvestment of dividends and distributions:
Standard Class	—	68,868,573
Service Class	—	17,594,037
	27,326,969	141,553,707
Cost of shares redeemed:
Standard Class	(76,190,458)	(132,602,855)
Service Class	(35,112,637)	(40,650,648)
	(111,303,095)	(173,253,503)
Decrease in net assets derived from capital share transactions	(83,976,126)	(31,699,796)
NET INCREASE IN NET ASSETS	96,028,882	177,729,226
NET ASSETS:
Beginning of period	1,538,341,072	1,360,611,846
End of period	$1,634,369,954	$1,538,341,072
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund-27

LVIP Dimensional U.S. Core Equity 1 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 1 Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$42.351	$36.647	$46.337	$38.201	$34.698	$28.534
Income (loss) from investment operations:
Net investment income[2]	0.251	0.527	0.518	0.447	0.454	0.468
Net realized and unrealized gain (loss)	4.834	7.651	(7.682)	9.971	4.986	8.000
Total from investment operations	5.085	8.178	(7.164)	10.418	5.440	8.468
Less dividends and distributions from:
Net investment income	—	(0.544)	(0.539)	(0.512)	(0.520)	(0.609)
Net realized gain	—	(1.930)	(1.987)	(1.770)	(1.417)	(1.695)
Total dividends and distributions	—	(2.474)	(2.526)	(2.282)	(1.937)	(2.304)
Net asset value, end of period	$47.436	$42.351	$36.647	$46.337	$38.201	$34.698
Total return[3]	12.00%	22.78%	(15.25% )	27.55%	16.40%	30.11%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,284,434	$1,207,572	$1,087,032	$1,409,944	$1,235,576	$1,191,025
Ratio of expenses to average net assets	0.39%	0.40%	0.39%	0.38%	0.41%	0.41%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.40%	0.41%	0.40%	0.39%	0.41%	0.41%
Ratio of net investment income to average net assets	1.12%	1.33%	1.29%	1.03%	1.37%	1.43%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.11%	1.32%	1.28%	1.02%	1.37%	1.43%
Portfolio turnover	2%	5%	4%	3%	6%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund-28

LVIP Dimensional U.S. Core Equity 1 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 1 Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$41.962	$36.346	$45.979	$37.935	$34.486	$28.389
Income (loss) from investment operations:
Net investment income[2]	0.171	0.384	0.373	0.292	0.335	0.352
Net realized and unrealized gain (loss)	4.785	7.571	(7.615)	9.885	4.934	7.945
Total from investment operations	4.956	7.955	(7.242)	10.177	5.269	8.297
Less dividends and distributions from:
Net investment income	—	(0.409)	(0.404)	(0.363)	(0.403)	(0.505)
Net realized gain	—	(1.930)	(1.987)	(1.770)	(1.417)	(1.695)
Total dividends and distributions	—	(2.339)	(2.391)	(2.133)	(1.820)	(2.200)
Net asset value, end of period	$46.918	$41.962	$36.346	$45.979	$37.935	$34.486
Total return[3]	11.81%	22.36%	(15.54% )	27.10%	16.00%	29.65%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$349,936	$330,769	$273,580	$328,843	$262,481	$231,315
Ratio of expenses to average net assets	0.74%	0.75%	0.74%	0.73%	0.76%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.76%	0.75%	0.74%	0.76%	0.76%
Ratio of net investment income to average net assets	0.77%	0.98%	0.94%	0.68%	1.02%	1.08%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.76%	0.97%	0.93%	0.67%	1.02%	1.08%
Portfolio turnover	2%	5%	4%	3%	6%	5%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund-29

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Core Equity 1 Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP Dimensional U.S. Core Equity 1 Fund-30

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2024.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.01% of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$66,986
Legal	10,192
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $10,899 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets
LVIP Dimensional U.S. Core Equity 1 Fund-31

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$433,880
Distribution fees payable to LFD	100,551
Printing and mailing fees payable to Lincoln Life	2,559
Shareholder servicing fees payable to Lincoln Life	38,798
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$28,846,240
Sales	107,107,867
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$673,105,635
Aggregate unrealized appreciation of investments	$1,031,192,230
Aggregate unrealized depreciation of investments	(73,671,354)
Net unrealized appreciation of investments	$957,520,876
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value.
LVIP Dimensional U.S. Core Equity 1 Fund-32

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$27,252,366	$—	$—	$27,252,366
Air Freight & Logistics	8,861,929	—	—	8,861,929
Automobile Components	6,785,547	—	—	6,785,547
Automobiles	14,221,970	—	—	14,221,970
Banks	75,924,274	—	—	75,924,274
Beverages	20,607,556	—	—	20,607,556
Biotechnology	33,367,644	—	26,010	33,393,654
Broadline Retail	43,638,445	—	—	43,638,445
Building Products	19,371,118	—	—	19,371,118
Capital Markets	46,043,638	—	—	46,043,638
Chemicals	30,088,431	—	—	30,088,431
Commercial Services & Supplies	15,049,423	—	— *	15,049,423
Communications Equipment	12,253,244	—	—	12,253,244
Construction & Engineering	10,630,471	—	—	10,630,471
Construction Materials	4,527,207	—	—	4,527,207
Consumer Finance	14,132,780	—	—	14,132,780
Consumer Staples Distribution & Retail	32,537,386	—	—	32,537,386
Containers & Packaging	10,526,030	—	—	10,526,030
Distributors	2,303,887	—	—	2,303,887
Diversified Consumer Services	4,580,881	—	—	4,580,881
Diversified Telecommunication Services	15,081,359	—	—	15,081,359
Electric Utilities	20,478,752	—	—	20,478,752
Electrical Equipment	13,765,219	—	—	13,765,219
Electronic Equipment, Instruments & Components	22,248,687	—	—	22,248,687
Energy Equipment & Services	9,978,623	—	—	9,978,623
Entertainment	15,300,567	—	—	15,300,567
Financial Services	52,870,759	—	—	52,870,759
Food Products	15,830,073	—	—	15,830,073
Gas Utilities	2,381,403	—	—	2,381,403
Ground Transportation	17,550,385	—	—	17,550,385
Health Care Equipment & Supplies	27,070,595	—	— *	27,070,595
Health Care Providers & Services	41,357,700	—	—	41,357,700
Health Care Technology	1,194,967	—	—	1,194,967
Hotels, Restaurants & Leisure	31,886,914	—	—	31,886,914
Household Durables	17,805,282	—	—	17,805,282
Household Products	15,698,082	—	—	15,698,082
Independent Power and Renewable Electricity Producers	4,148,985	—	—	4,148,985
Industrial Conglomerates	5,030,056	—	—	5,030,056
Insurance	48,474,119	—	—	48,474,119
Interactive Media & Services	77,442,843	—	—	77,442,843
IT Services	20,163,902	—	—	20,163,902
Leisure Products	3,094,834	—	—	3,094,834
Life Sciences Tools & Services	16,786,131	—	—	16,786,131
Machinery	44,686,708	—	—	44,686,708
Marine Transportation	1,414,085	—	—	1,414,085
Media	17,918,774	—	—	17,918,774
Metals & Mining	16,058,085	—	—	16,058,085
Multi-Utilities	8,908,753	—	—	8,908,753
Oil, Gas & Consumable Fuels	80,288,116	—	—	80,288,116
Paper & Forest Products	850,736	—	—	850,736
Passenger Airlines	5,428,983	—	—	5,428,983
LVIP Dimensional U.S. Core Equity 1 Fund-33

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Personal Care Products	$4,416,877	$—	$—	$4,416,877
Pharmaceuticals	47,843,158	—	—	47,843,158
Professional Services	21,644,585	—	—	21,644,585
Real Estate Management & Development	4,345,051	—	—	4,345,051
Semiconductors & Semiconductor Equipment	154,353,019	—	—	154,353,019
Software	124,440,821	—	—	124,440,821
Specialty Retail	42,599,570	—	—	42,599,570
Technology Hardware, Storage & Peripherals	88,278,493	—	—	88,278,493
Textiles, Apparel & Luxury Goods	10,759,324	—	—	10,759,324
Tobacco	5,988,622	—	—	5,988,622
Trading Companies & Distributors	15,317,299	—	—	15,317,299
Water Utilities	1,670,626	—	—	1,670,626
Wireless Telecommunication Services	3,467,845	—	—	3,467,845
Rights	—	—	14,868	14,868
Money Market Fund	1,561,639	—	—	1,561,639
Total Investments	$1,630,585,633	$—	$40,878	$1,630,626,511

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2024, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	252,351	462,607
Service Class	358,629	937,581
Shares reinvested:
Standard Class	—	1,719,921
Service Class	—	445,565
	610,980	3,565,674
Shares redeemed:
Standard Class	(1,688,443)	(3,331,489)
Service Class	(782,815)	(1,027,569)
	(2,471,258)	(4,359,058)
Net decrease	(1,860,278)	(793,384)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP Dimensional U.S. Core Equity 1 Fund-34

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 6. Risk Factors (continued)
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund-35

LVIP Dimensional U.S. Core Equity 2 Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Dimensional U.S. Core Equity 2 Fund

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.75%
Aerospace & Defense–1.52%
†AAR Corp.	2,339	$170,045
†AeroVironment, Inc.	732	133,341
†AerSale Corp.	2,639	18,262
†Astronics Corp.	3,366	67,492
†Axon Enterprise, Inc.	615	180,958
†Boeing Co.	3,476	632,667
BWX Technologies, Inc.	5,445	517,275
†Byrna Technologies, Inc.	1,860	18,563
Cadre Holdings, Inc.	739	24,801
Curtiss-Wright Corp.	2,202	596,698
†Ducommun, Inc.	1,095	63,576
General Dynamics Corp.	3,875	1,124,293
General Electric Co.	6,527	1,037,597
HEICO Corp.	1,816	360,539
Hexcel Corp.	3,548	221,573
Howmet Aerospace, Inc.	8,161	633,538
Huntington Ingalls Industries, Inc.	1,759	433,294
†Innovative Solutions & Support, Inc.	1,699	10,194
†Kratos Defense & Security Solutions, Inc.	7,221	144,492
L3Harris Technologies, Inc.	3,347	751,669
Lockheed Martin Corp.	4,642	2,168,278
†Mercury Systems, Inc.	2,952	79,675
Moog, Inc. Class A	2,078	347,649
National Presto Industries, Inc.	415	31,179
Northrop Grumman Corp.	1,510	658,285
Park Aerospace Corp.	1,422	19,453
†Rocket Lab USA, Inc.	8,085	38,808
RTX Corp.	16,144	1,620,696
Textron, Inc.	6,314	542,120
TransDigm Group, Inc.	356	454,829
†Triumph Group, Inc.	2,183	33,640
†V2X, Inc.	700	33,572
Woodward, Inc.	2,515	438,566
		13,607,617
Air Freight & Logistics–0.59%
†Air Transport Services Group, Inc.	4,399	61,014
CH Robinson Worldwide, Inc.	6,303	555,420
Expeditors International of Washington, Inc.	5,175	645,788
FedEx Corp.	5,190	1,556,170
Forward Air Corp.	1,360	25,894
†GXO Logistics, Inc.	6,121	309,111
Hub Group, Inc. Class A	3,686	158,682
†Radiant Logistics, Inc.	4,220	24,012
United Parcel Service, Inc. Class B	14,166	1,938,617
		5,274,708
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobile Components–0.49%
†Adient PLC	6,791	$167,806
†American Axle & Manufacturing Holdings, Inc.	7,274	50,845
†Aptiv PLC	4,752	334,636
Autoliv, Inc.	5,998	641,726
BorgWarner, Inc.	12,525	403,806
†Cooper-Standard Holdings, Inc.	1,627	20,240
Dana, Inc.	8,992	108,983
†Dorman Products, Inc.	1,581	144,630
†Fox Factory Holding Corp.	1,929	92,958
†Garrett Motion, Inc.	3,700	31,783
Gentex Corp.	12,985	437,724
†Gentherm, Inc.	2,606	128,528
†Goodyear Tire & Rubber Co.	17,941	203,630
LCI Industries	1,744	180,295
Lear Corp.	3,586	409,557
†Modine Manufacturing Co.	3,832	383,928
†Motorcar Parts of America, Inc.	2,131	13,148
Patrick Industries, Inc.	1,704	184,969
Phinia, Inc.	2,977	117,175
†QuantumScape Corp.	13,098	64,442
Standard Motor Products, Inc.	1,116	30,947
†Stoneridge, Inc.	2,012	32,112
†Strattec Security Corp.	351	8,775
†Visteon Corp.	1,550	165,385
†XPEL, Inc.	810	28,804
		4,386,832
Automobiles–0.64%
Ford Motor Co.	86,377	1,083,168
General Motors Co.	25,699	1,193,976
Harley-Davidson, Inc.	10,933	366,693
†Lucid Group, Inc.	17,187	44,858
†Rivian Automotive, Inc. Class A	7,819	104,931
†Tesla, Inc.	12,798	2,532,468
Thor Industries, Inc.	3,123	291,844
Winnebago Industries, Inc.	1,657	89,809
		5,707,747
Banks–4.91%
1st Source Corp.	1,869	100,216
ACNB Corp.	300	10,881
Amalgamated Financial Corp.	896	24,550
Amerant Bancorp, Inc.	828	18,796
Ameris Bancorp	4,264	214,692
Ames National Corp.	508	10,409
Arrow Financial Corp.	1,317	34,308
Associated Banc-Corp.	9,472	200,333
LVIP Dimensional U.S. Core Equity 2 Fund-1

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Atlantic Union Bankshares Corp.	6,009	$197,396
†Axos Financial, Inc.	4,313	246,488
Banc of California, Inc.	8,658	110,649
BancFirst Corp.	2,354	206,446
†Bancorp, Inc.	5,433	205,150
Bank of America Corp.	88,158	3,506,044
Bank of Hawaii Corp.	2,642	151,149
Bank of Marin Bancorp	1,102	17,841
Bank of NT Butterfield & Son Ltd.	3,380	118,706
Bank OZK	8,849	362,809
Bank7 Corp.	716	22,411
BankFinancial Corp.	1,093	11,247
BankUnited, Inc.	5,824	170,468
Bankwell Financial Group, Inc.	404	10,249
Banner Corp.	1,939	96,252
Bar Harbor Bankshares	748	20,106
BayCom Corp.	1,762	35,857
BCB Bancorp, Inc.	920	9,780
Berkshire Hills Bancorp, Inc.	4,384	99,955
†Blue Foundry Bancorp	1,892	17,160
†Blue Ridge Bankshares, Inc.	816	2,130
BOK Financial Corp.	3,149	288,574
†Bridgewater Bancshares, Inc.	1,259	14,617
Brookline Bancorp, Inc.	6,793	56,722
Burke & Herbert Financial Services Corp.	226	11,521
Business First Bancshares, Inc.	727	15,820
Byline Bancorp, Inc.	1,200	28,488
C&F Financial Corp.	247	11,905
Cadence Bank	14,152	400,219
†California BanCorp	410	8,815
Cambridge Bancorp	195	13,455
Camden National Corp.	1,173	38,709
Capital Bancorp, Inc.	649	13,304
Capital City Bank Group, Inc.	1,029	29,265
Capitol Federal Financial, Inc.	10,543	57,881
†Carter Bankshares, Inc.	1,205	18,220
Cathay General Bancorp	5,111	192,787
Central Pacific Financial Corp.	1,797	38,096
CF Bankshares, Inc.	455	8,536
Chemung Financial Corp.	348	16,704
Citigroup, Inc.	25,062	1,590,434
Citizens & Northern Corp.	830	14,849
Citizens Community Bancorp, Inc.	134	1,550
Citizens Financial Group, Inc.	10,761	387,719
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Citizens Financial Services, Inc.	347	$15,569
City Holding Co.	1,056	112,200
Civista Bancshares, Inc.	1,887	29,230
CNB Financial Corp.	1,363	27,819
†Coastal Financial Corp.	985	45,448
Codorus Valley Bancorp, Inc.	389	9,352
Colony Bankcorp, Inc.	809	9,910
Columbia Banking System, Inc.	1,804	35,882
†Columbia Financial, Inc.	5,791	86,691
Comerica, Inc.	5,568	284,191
Commerce Bancshares, Inc.	6,859	382,595
Community Financial System, Inc.	3,521	166,226
Community Trust Bancorp, Inc.	1,576	68,808
Community West Bancshares	1,280	23,680
ConnectOne Bancorp, Inc.	3,369	63,640
†CrossFirst Bankshares, Inc.	2,044	28,657
Cullen/Frost Bankers, Inc.	1,764	179,275
†Customers Bancorp, Inc.	2,725	130,745
CVB Financial Corp.	8,489	146,350
Dime Community Bancshares, Inc.	3,418	69,727
Eagle Bancorp, Inc.	2,082	39,350
East West Bancorp, Inc.	8,263	605,099
Eastern Bankshares, Inc.	6,232	87,123
Enterprise Bancorp, Inc.	505	12,564
Enterprise Financial Services Corp.	2,260	92,457
Equity Bancshares, Inc. Class A	1,411	49,667
Esquire Financial Holdings, Inc.	464	22,086
ESSA Bancorp, Inc.	506	8,901
Evans Bancorp, Inc.	369	10,373
Farmers & Merchants Bancorp, Inc.	621	14,420
Farmers National Banc Corp.	1,405	17,548
FB Financial Corp.	3,337	130,243
†FFBW, Inc.	489	6,330
Fidelity D&D Bancorp, Inc.	372	16,294
Fifth Third Bancorp	18,805	686,194
Financial Institutions, Inc.	1,236	23,880
Finward Bancorp	301	7,381
First Bancorp	2,305	73,576
First BanCorp	13,312	243,476
First Bancorp, Inc.	400	9,940
First Bancshares, Inc.	1,446	37,567
First Bank	702	8,943
First Busey Corp.	3,995	96,719
First Business Financial Services, Inc.	400	14,796
First Capital, Inc.	402	12,241
LVIP Dimensional U.S. Core Equity 2 Fund-2

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Citizens BancShares, Inc. Class A	517	$870,426
First Commonwealth Financial Corp.	7,586	104,763
First Community Bankshares, Inc.	1,806	66,533
First Financial Bancorp	6,619	147,074
First Financial Bankshares, Inc.	6,396	188,874
First Financial Corp.	910	33,561
First Foundation, Inc.	3,162	20,711
First Hawaiian, Inc.	9,409	195,331
First Horizon Corp.	5,344	84,275
First Internet Bancorp	281	7,593
First Interstate BancSystem, Inc. Class A	5,713	158,650
First Merchants Corp.	3,427	114,085
First Mid Bancshares, Inc.	782	25,712
First of Long Island Corp.	2,890	28,958
First Savings Financial Group, Inc.	486	8,646
†First Seacoast Bancorp, Inc.	801	7,241
First United Corp.	461	9,414
†First Western Financial, Inc.	385	6,545
Five Star Bancorp	972	22,988
Flushing Financial Corp.	2,575	33,861
FNB Corp.	24,748	338,553
FNCB Bancorp, Inc.	1,311	8,849
Franklin Financial Services Corp.	484	13,688
FS Bancorp, Inc.	364	13,268
Fulton Financial Corp.	10,167	172,636
†FVCBankcorp, Inc.	1,846	20,158
German American Bancorp, Inc.	1,832	64,761
Glacier Bancorp, Inc.	7,320	273,182
Great Southern Bancorp, Inc.	1,288	71,626
Guaranty Bancshares, Inc.	986	31,098
Hancock Whitney Corp.	5,726	273,875
Hanmi Financial Corp.	2,726	45,579
HarborOne Bancorp, Inc.	3,449	38,387
Hawthorn Bancshares, Inc.	432	8,554
HBT Financial, Inc.	668	13,641
Heartland Financial USA, Inc.	2,936	130,505
Heritage Commerce Corp.	4,676	40,681
Heritage Financial Corp.	2,744	49,474
Hilltop Holdings, Inc.	4,920	153,898
Hingham Institution For Savings The	65	11,627
Home Bancorp, Inc.	767	30,688
Home BancShares, Inc.	11,965	286,681
HomeStreet, Inc.	1,444	16,462
HomeTrust Bancshares, Inc.	2,018	60,601
Hope Bancorp, Inc.	7,589	81,506
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Horizon Bancorp, Inc.	3,992	$49,381
Huntington Bancshares, Inc.	38,021	501,117
Independent Bank Corp.	5,850	242,820
Independent Bank Group, Inc.	3,133	142,614
International Bancshares Corp.	4,629	264,825
Investar Holding Corp.	619	9,533
JPMorgan Chase & Co.	41,380	8,369,519
Kearny Financial Corp.	6,302	38,757
KeyCorp	23,443	333,125
Lakeland Financial Corp.	1,686	103,723
Landmark Bancorp, Inc.	582	11,174
LCNB Corp.	779	10,836
Live Oak Bancshares, Inc.	3,910	137,085
M&T Bank Corp.	4,319	653,724
Macatawa Bank Corp.	1,713	25,010
MainStreet Bancshares, Inc.	481	8,528
Mercantile Bank Corp.	1,549	62,843
Meridian Corp.	630	6,628
Metrocity Bankshares, Inc.	927	24,473
†Metropolitan Bank Holding Corp.	1,000	42,090
Mid Penn Bancorp, Inc.	517	11,348
Middlefield Banc Corp.	600	14,430
Midland States Bancorp, Inc.	2,021	45,776
MidWestOne Financial Group, Inc.	1,275	28,675
MVB Financial Corp.	505	9,413
National Bank Holdings Corp. Class A	1,818	70,993
National Bankshares, Inc.	222	6,278
NBT Bancorp, Inc.	3,590	138,574
New York Community Bancorp, Inc.	9,269	29,846
Nicolet Bankshares, Inc.	736	61,117
Northeast Bank	600	36,516
Northeast Community Bancorp, Inc.	1,217	21,687
Northfield Bancorp, Inc.	4,576	43,380
Northrim BanCorp, Inc.	322	18,560
Northwest Bancshares, Inc.	9,475	109,436
Norwood Financial Corp.	355	9,010
Oak Valley Bancorp	1,718	42,898
OceanFirst Financial Corp.	3,787	60,175
OFG Bancorp	3,694	138,340
Ohio Valley Banc Corp.	303	6,060
Old National Bancorp	21,386	367,625
Old Point Financial Corp.	531	7,790
Old Second Bancorp, Inc.	1,033	15,299
OP Bancorp	1,114	10,683
†OptimumBank Holdings, Inc.	160	688
Orange County Bancorp, Inc.	220	11,634
Origin Bancorp, Inc.	1,422	45,106
LVIP Dimensional U.S. Core Equity 2 Fund-3

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Orrstown Financial Services, Inc.	503	$13,762
Pacific Premier Bancorp, Inc.	5,733	131,687
Park National Corp.	1,191	169,527
Parke Bancorp, Inc.	739	12,859
Pathward Financial, Inc.	2,503	141,595
†Patriot National Bancorp, Inc.	972	1,818
PCB Bancorp	642	10,452
Peapack-Gladstone Financial Corp.	2,178	49,332
Penns Woods Bancorp, Inc.	878	18,043
Peoples Bancorp of North Carolina, Inc.	800	23,360
Peoples Bancorp, Inc.	2,814	84,420
Peoples Financial Services Corp.	412	18,762
Pinnacle Financial Partners, Inc.	3,905	312,556
†Pioneer Bancorp, Inc.	1,588	15,896
Plumas Bancorp	367	13,205
PNC Financial Services Group, Inc.	5,084	790,460
†Ponce Financial Group, Inc.	1,139	10,410
Popular, Inc.	4,537	401,207
Preferred Bank	1,329	100,326
Premier Financial Corp.	3,387	69,298
Primis Financial Corp.	1,601	16,778
Princeton Bancorp, Inc.	477	15,789
Prosperity Bancshares, Inc.	4,571	279,471
†Provident Bancorp, Inc.	1,300	13,247
Provident Financial Services, Inc.	8,464	121,458
QCR Holdings, Inc.	1,366	81,960
RBB Bancorp	1,258	23,663
Red River Bancshares, Inc.	400	19,196
Regions Financial Corp.	24,752	496,030
Renasant Corp.	4,113	125,611
Republic Bancorp, Inc. Class A	1,308	70,122
Richmond Mutual BanCorp, Inc.	246	2,888
Riverview Bancorp, Inc.	1,450	5,785
S&T Bancorp, Inc.	3,057	102,073
Sandy Spring Bancorp, Inc.	3,595	87,574
SB Financial Group, Inc.	200	2,800
Seacoast Banking Corp. of Florida	3,281	77,563
ServisFirst Bancshares, Inc.	3,116	196,900
Shore Bancshares, Inc.	1,726	19,763
Sierra Bancorp	1,304	29,184
Simmons First National Corp. Class A	7,801	137,142
SmartFinancial, Inc.	542	12,829
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
South Plains Financial, Inc.	621	$16,767
†Southern First Bancshares, Inc.	419	12,252
Southern Missouri Bancorp, Inc.	664	29,887
Southern States Bancshares, Inc.	652	17,695
Southside Bancshares, Inc.	2,708	74,768
SouthState Corp.	4,177	319,206
Stellar Bancorp, Inc.	2,888	66,308
†Sterling Bancorp, Inc.	1,968	10,293
Stock Yards Bancorp, Inc.	1,461	72,568
Synovus Financial Corp.	9,521	382,649
Territorial Bancorp, Inc.	299	2,422
†Texas Capital Bancshares, Inc.	2,530	154,684
TFS Financial Corp.	7,410	93,514
†Third Coast Bancshares, Inc.	784	16,676
Timberland Bancorp, Inc.	400	10,836
Tompkins Financial Corp.	1,112	54,377
Towne Bank	4,814	131,278
TriCo Bancshares	2,055	81,316
†Triumph Financial, Inc.	2,365	193,339
Truist Financial Corp.	15,133	587,917
TrustCo Bank Corp.	1,470	42,292
Trustmark Corp.	4,607	138,394
U.S. Bancorp	22,915	909,725
UMB Financial Corp.	2,898	241,751
United Bankshares, Inc.	8,773	284,596
United Community Banks, Inc.	5,327	135,625
United Security Bancshares	2,131	15,450
Unity Bancorp, Inc.	845	24,987
Univest Financial Corp.	2,727	62,257
USCB Financial Holdings, Inc.	1,035	13,279
Valley National Bancorp	26,937	188,020
Veritex Holdings, Inc.	2,371	50,004
Virginia National Bankshares Corp.	307	10,070
WaFd, Inc.	4,981	142,357
Washington Trust Bancorp, Inc.	1,505	41,252
Webster Financial Corp.	9,448	411,838
Wells Fargo & Co.	44,820	2,661,860
WesBanco, Inc.	5,072	141,559
West BanCorp, Inc.	758	13,568
Westamerica BanCorp	1,867	90,605
Western Alliance Bancorp	5,374	337,595
Western New England Bancorp, Inc.	1,120	7,706
William Penn Bancorp	914	10,420
Wintrust Financial Corp.	2,899	285,725
WSFS Financial Corp.	4,769	224,143
LVIP Dimensional U.S. Core Equity 2 Fund-4

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Zions Bancorp NA	7,368	$319,550
		43,978,373
Beverages–1.13%
†Boston Beer Co., Inc. Class A	527	160,761
Brown-Forman Corp. Class A	8,438	366,014
†Celsius Holdings, Inc.	3,129	178,635
Coca-Cola Co.	43,598	2,775,013
Coca-Cola Consolidated, Inc.	532	577,220
Constellation Brands, Inc. Class A	2,982	767,209
†Duckhorn Portfolio, Inc.	5,564	39,504
Keurig Dr Pepper, Inc.	6,902	230,527
MGP Ingredients, Inc.	1,309	97,390
Molson Coors Beverage Co. Class B	5,486	278,853
†Monster Beverage Corp.	5,398	269,630
National Beverage Corp.	4,024	206,190
PepsiCo, Inc.	25,441	4,195,984
†Vita Coco Co., Inc.	837	23,311
		10,166,241
Biotechnology–2.08%
†2seventy bio, Inc.	1,762	6,784
†4D Molecular Therapeutics, Inc.	1,916	40,217
†Aadi Bioscience, Inc.	1,704	2,488
AbbVie, Inc.	27,271	4,677,522
†Acumen Pharmaceuticals, Inc.	2,758	6,674
†Adicet Bio, Inc.	1,731	2,095
†ADMA Biologics, Inc.	5,200	58,136
†Adverum Biotechnologies, Inc.	579	3,972
†Agios Pharmaceuticals, Inc.	2,861	123,366
†Aldeyra Therapeutics, Inc.	4,058	13,432
†Alector, Inc.	1,703	7,732
†Alkermes PLC	7,678	185,040
†Allakos, Inc.	198	198
†Allogene Therapeutics, Inc.	7,123	16,597
†Allovir, Inc.	3,122	2,258
†Alnylam Pharmaceuticals, Inc.	1,461	355,023
Amgen, Inc.	9,491	2,965,463
†AnaptysBio, Inc.	1,298	32,528
†Anika Therapeutics, Inc.	1,049	26,571
†Arcturus Therapeutics Holdings, Inc.	271	6,599
†Arcus Biosciences, Inc.	5,741	87,435
†Avid Bioservices, Inc.	1,153	8,232
†Avidity Biosciences, Inc.	3,180	129,903
†Avita Medical, Inc.	1,889	14,961
†Beam Therapeutics, Inc.	3,859	90,416
†Biogen, Inc.	2,985	691,983
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†BioMarin Pharmaceutical, Inc.	2,850	$234,641
†Bluebird Bio, Inc.	2,545	2,505
†CareDx, Inc.	2,553	39,648
†Caribou Biosciences, Inc.	3,735	6,125
†Catalyst Pharmaceuticals, Inc.	2,500	38,725
†Celcuity, Inc.	961	15,741
†Cogent Biosciences, Inc.	2,478	20,890
†Crinetics Pharmaceuticals, Inc.	600	26,874
†Cue Biopharma, Inc.	1,743	2,161
†Cullinan Therapeutics, Inc.	2,469	43,059
†Day One Biopharmaceuticals, Inc.	1,142	15,737
†Denali Therapeutics, Inc.	3,237	75,163
†Design Therapeutics, Inc.	1,353	4,533
†Dominari Holdings, Inc.	700	1,309
†Dynavax Technologies Corp.	7,873	88,414
†Dyne Therapeutics, Inc.	2,238	78,979
†Editas Medicine, Inc.	2,173	10,148
†Emergent BioSolutions, Inc.	3,148	21,469
†Enanta Pharmaceuticals, Inc.	1,564	20,285
†Exact Sciences Corp.	2,539	107,273
†Exelixis, Inc.	14,409	323,770
†Fate Therapeutics, Inc.	2,609	8,558
†G1 Therapeutics, Inc.	1,617	3,687
†Generation Bio Co.	2,510	7,078
Gilead Sciences, Inc.	27,540	1,889,519
†GRAIL, Inc.	249	3,832
†Halozyme Therapeutics, Inc.	4,947	259,025
†HilleVax, Inc.	1,380	19,955
†Ideaya Biosciences, Inc.	1,500	52,665
†Immunovant, Inc.	1,759	46,438
†Incyte Corp.	2,494	151,186
†Intellia Therapeutics, Inc.	1,899	42,500
†Iovance Biotherapeutics, Inc.	8,275	66,366
†KalVista Pharmaceuticals, Inc.	4,047	47,674
†Keros Therapeutics, Inc.	477	21,799
†Kiniksa Pharmaceuticals International PLC	1,095	20,444
†Kodiak Sciences, Inc.	240	564
†Krystal Biotech, Inc.	1,336	245,343
†Kura Oncology, Inc.	3,845	79,169
†Kymera Therapeutics, Inc.	2,090	62,387
†Larimar Therapeutics, Inc.	2,554	18,517
LENZ Therapeutics, Inc.	632	10,927
†Lineage Cell Therapeutics, Inc.	4,300	4,288
†Lumos Pharma, Inc.	21	49
†MacroGenics, Inc.	2,522	10,719
†MediciNova, Inc.	6,693	9,638
†MeiraGTx Holdings PLC	2,724	11,468
LVIP Dimensional U.S. Core Equity 2 Fund-5

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Mersana Therapeutics, Inc.	2,209	$4,440
†MiMedx Group, Inc.	2,928	20,291
†Moderna, Inc.	4,054	481,412
†Monte Rosa Therapeutics, Inc.	1,541	5,763
†Morphic Holding, Inc.	1,526	51,991
†Myriad Genetics, Inc.	6,104	149,304
†Natera, Inc.	617	66,815
†Neurocrine Biosciences, Inc.	1,790	246,429
†NextCure, Inc.	3,736	5,940
†Nurix Therapeutics, Inc.	1,279	26,693
†Nuvalent, Inc. Class A	1,018	77,225
†Olema Pharmaceuticals, Inc.	3,674	39,753
†Omega Therapeutics, Inc.	1,589	3,289
†Organogenesis Holdings, Inc.	1,728	4,838
†Ovid therapeutics, Inc.	5,420	4,169
=†PDL BioPharma, Inc.	12,718	15,134
†PMV Pharmaceuticals, Inc.	2,465	3,993
†Poseida Therapeutics, Inc.	2,501	7,303
†Protagonist Therapeutics, Inc.	2,812	97,436
†Prothena Corp. PLC	2,185	45,098
†Puma Biotechnology, Inc.	3,378	11,012
†RAPT Therapeutics, Inc.	1,100	3,355
†Recursion Pharmaceuticals, Inc. Class A	6,456	48,420
†Regeneron Pharmaceuticals, Inc.	1,276	1,341,114
†REGENXBIO, Inc.	2,597	30,385
†Relay Therapeutics, Inc.	5,091	33,193
†Replimune Group, Inc.	2,843	25,587
†Rocket Pharmaceuticals, Inc.	1,401	30,164
†Sage Therapeutics, Inc.	2,104	22,849
†Sangamo Therapeutics, Inc.	8,751	3,135
†Sarepta Therapeutics, Inc.	488	77,104
†Shattuck Labs, Inc.	2,704	10,437
†SpringWorks Therapeutics, Inc.	1,448	54,546
†Stoke Therapeutics, Inc.	1,500	20,265
†Sutro Biopharma, Inc.	1,578	4,624
†Twist Bioscience Corp.	4,862	239,599
†United Therapeutics Corp.	889	283,191
†Vanda Pharmaceuticals, Inc.	3,572	20,182
†Veracyte, Inc.	3,746	81,176
†Verastem, Inc.	570	1,699
†Vericel Corp.	871	39,961
†Vertex Pharmaceuticals, Inc.	2,003	938,846
†Verve Therapeutics, Inc.	1,676	8,179
†Vir Biotechnology, Inc.	5,566	49,537
†Vor BioPharma, Inc.	1,524	1,524
†Voyager Therapeutics, Inc.	1,748	13,827
†Werewolf Therapeutics, Inc.	1,614	3,938
†Xencor, Inc.	3,216	60,879
†Y-mAbs Therapeutics, Inc.	1,554	18,772
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Zentalis Pharmaceuticals, Inc.	2,690	$11,002
		18,672,687
Broadline Retail–1.77%
†1stdibs.com, Inc.	2,522	11,324
†Amazon.com, Inc.	68,968	13,328,066
†Big Lots, Inc.	2,718	4,702
Dillard's, Inc. Class A	943	415,288
eBay, Inc.	17,791	955,733
†Etsy, Inc.	2,811	165,793
Kohl's Corp.	9,455	217,370
Macy's, Inc.	17,805	341,856
Nordstrom, Inc.	7,134	151,383
†Ollie's Bargain Outlet Holdings, Inc.	2,449	240,418
†Qurate Retail, Inc.	26,054	16,414
		15,848,347
Building Products–1.29%
A O Smith Corp.	7,432	607,789
AAON, Inc.	3,231	281,872
Advanced Drainage Systems, Inc.	4,570	732,982
Allegion PLC	3,804	449,443
†American Woodmark Corp.	1,121	88,111
Apogee Enterprises, Inc.	1,507	94,692
Armstrong World Industries, Inc.	3,181	360,216
†AZEK Co., Inc.	3,729	157,103
AZZ, Inc.	2,008	155,118
†Builders FirstSource, Inc.	5,441	753,089
Carlisle Cos., Inc.	1,768	716,411
Carrier Global Corp.	12,221	770,901
CSW Industrials, Inc.	829	219,942
Fortune Brands Innovations, Inc.	5,662	367,690
†Gibraltar Industries, Inc.	1,995	136,757
Griffon Corp.	3,615	230,854
†Hayward Holdings, Inc.	9,286	114,218
Insteel Industries, Inc.	1,555	48,143
†Janus International Group, Inc.	851	10,748
†JELD-WEN Holding, Inc.	7,208	97,092
Johnson Controls International PLC	11,945	793,984
Lennox International, Inc.	1,245	666,050
Masco Corp.	4,092	272,814
†Masterbrand, Inc.	8,775	128,817
Owens Corning	3,284	570,496
Quanex Building Products Corp.	2,203	60,913
†Resideo Technologies, Inc.	9,867	192,999
Simpson Manufacturing Co., Inc.	2,539	427,898
LVIP Dimensional U.S. Core Equity 2 Fund-6

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Tecnoglass, Inc.	2,696	$135,285
Trane Technologies PLC	2,744	902,584
†Trex Co., Inc.	5,817	431,156
UFP Industries, Inc.	3,773	422,576
Zurn Elkay Water Solutions Corp.	5,645	165,963
		11,564,706
Capital Markets–2.95%
Affiliated Managers Group, Inc.	2,450	382,764
Ameriprise Financial, Inc.	4,194	1,791,635
ARES Management Corp. Class A	1,769	235,772
Artisan Partners Asset Management, Inc. Class A	4,953	204,410
†Ashford, Inc.	690	3,388
†AssetMark Financial Holdings, Inc.	2,716	93,838
Associated Capital Group, Inc. Class A	251	8,539
B Riley Financial, Inc.	150	2,646
Bank of New York Mellon Corp.	14,686	879,545
BGC Group, Inc. Class A	17,890	148,487
BlackRock, Inc.	1,272	1,001,471
Blackstone, Inc.	1,653	204,641
Brightsphere Investment Group, Inc.	2,470	54,760
Brookfield Asset Management Ltd. Class A	2,877	109,470
Carlyle Group, Inc.	9,308	373,716
Cboe Global Markets, Inc.	2,885	490,623
Charles Schwab Corp.	19,020	1,401,584
CME Group, Inc.	3,001	589,997
Cohen & Steers, Inc.	2,732	198,234
†Coinbase Global, Inc. Class A	1,151	255,787
Diamond Hill Investment Group, Inc.	308	43,351
†Donnelley Financial Solutions, Inc.	2,850	169,917
Evercore, Inc. Class A	2,294	478,138
FactSet Research Systems, Inc.	1,141	465,836
Federated Hermes, Inc.	6,284	206,618
Franklin Resources, Inc.	11,369	254,097
Goldman Sachs Group, Inc.	4,225	1,911,052
Hamilton Lane, Inc. Class A	937	115,795
Houlihan Lokey, Inc.	2,512	338,768
Interactive Brokers Group, Inc. Class A	763	93,544
Intercontinental Exchange, Inc.	5,547	759,329
Invesco Ltd.	17,695	264,717
Janus Henderson Group PLC	10,713	361,135
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Jefferies Financial Group, Inc.	12,086	$601,399
KKR & Co., Inc.	5,722	602,183
Lazard, Inc.	1,200	45,816
LPL Financial Holdings, Inc.	2,880	804,384
MarketAxess Holdings, Inc.	898	180,076
Moelis & Co. Class A	955	54,301
Moody's Corp.	1,694	713,056
Morgan Stanley	17,917	1,741,353
Morningstar, Inc.	1,011	299,104
MSCI, Inc.	578	278,452
Nasdaq, Inc.	12,420	748,429
Northern Trust Corp.	5,451	457,775
†Open Lending Corp. Class A	5,162	28,804
Oppenheimer Holdings, Inc. Class A	765	36,651
Perella Weinberg Partners	1,490	24,213
Piper Sandler Cos.	1,263	290,705
PJT Partners, Inc. Class A	816	88,055
Raymond James Financial, Inc.	6,282	776,518
†Robinhood Markets, Inc. Class A	19,647	446,183
S&P Global, Inc.	2,788	1,243,448
SEI Investments Co.	7,297	472,043
Silvercrest Asset Management Group, Inc. Class A	997	15,543
State Street Corp.	7,800	577,200
StepStone Group, Inc. Class A	1,553	71,267
Stifel Financial Corp.	5,640	474,606
†StoneX Group, Inc.	1,866	140,529
T Rowe Price Group, Inc.	5,474	631,207
Tradeweb Markets, Inc. Class A	2,207	233,942
U.S. Global Investors, Inc. Class A	2,448	6,389
Victory Capital Holdings, Inc. Class A	2,310	110,256
Virtu Financial, Inc. Class A	5,162	115,887
Virtus Investment Partners, Inc.	420	94,857
Westwood Holdings Group, Inc.	439	5,347
WisdomTree, Inc.	10,540	104,451
		26,408,033
Chemicals–2.11%
AdvanSix, Inc.	2,562	58,721
Air Products & Chemicals, Inc.	2,155	556,098
Albemarle Corp.	2,615	249,785
†Alto Ingredients, Inc.	4,791	6,923
American Vanguard Corp.	2,114	18,180
LVIP Dimensional U.S. Core Equity 2 Fund-7

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
†Arcadium Lithium PLC	17,970	$60,379
Ashland, Inc.	3,930	371,346
†Aspen Aerogels, Inc.	2,207	52,637
Avient Corp.	6,532	285,122
†Axalta Coating Systems Ltd.	15,781	539,237
Balchem Corp.	1,569	241,548
Cabot Corp.	3,948	362,782
Celanese Corp.	2,955	398,600
CF Industries Holdings, Inc.	8,984	665,894
Chemours Co.	10,477	236,466
Corteva, Inc.	12,005	647,550
Dow, Inc.	23,600	1,251,980
DuPont de Nemours, Inc.	9,282	747,108
Eastman Chemical Co.	4,406	431,656
Ecolab, Inc.	2,496	594,048
†Ecovyst, Inc.	6,127	54,959
Element Solutions, Inc.	17,028	461,799
FMC Corp.	2,470	142,149
Hawkins, Inc.	1,770	161,070
HB Fuller Co.	3,432	264,127
Huntsman Corp.	14,366	327,114
†Ingevity Corp.	2,010	87,857
Innospec, Inc.	1,414	174,756
International Flavors & Fragrances, Inc.	6,197	590,016
†Intrepid Potash, Inc.	1,283	30,061
Koppers Holdings, Inc.	1,060	39,209
Kronos Worldwide, Inc.	4,954	62,173
Linde PLC	5,678	2,491,563
†LSB Industries, Inc.	3,136	25,652
LyondellBasell Industries NV Class A	11,123	1,064,026
Mativ Holdings, Inc.	2,848	48,302
Minerals Technologies, Inc.	2,394	199,085
Mosaic Co.	13,142	379,804
NewMarket Corp.	666	343,370
Northern Technologies International Corp.	1,639	27,142
Olin Corp.	10,808	509,597
Orion SA	1,957	42,937
PPG Industries, Inc.	5,978	752,570
Quaker Chemical Corp.	243	41,237
†Rayonier Advanced Materials, Inc.	7,464	40,604
RPM International, Inc.	4,361	469,592
Sensient Technologies Corp.	2,141	158,841
Sherwin-Williams Co.	4,872	1,453,951
Stepan Co.	1,624	136,351
Tronox Holdings PLC	10,735	168,432
Westlake Corp.	2,453	355,243
		18,879,649
Commercial Services & Supplies–1.04%
ABM Industries, Inc.	4,513	228,222
ACCO Brands Corp.	7,956	37,393
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Acme United Corp.	172	$6,032
†ACV Auctions, Inc. Class A	1,930	35,222
ARC Document Solutions, Inc.	3,628	9,578
Brady Corp. Class A	2,770	182,875
†BrightView Holdings, Inc.	3,756	49,955
Brink's Co.	3,039	311,194
†Casella Waste Systems, Inc. Class A	2,417	239,815
†CECO Environmental Corp.	1,187	34,245
†Cimpress PLC	912	79,900
Cintas Corp.	1,256	879,526
Civeo Corp.	630	15,700
†Clean Harbors, Inc.	3,977	899,398
†Copart, Inc.	7,306	395,693
Deluxe Corp.	3,259	73,197
†Driven Brands Holdings, Inc.	5,238	66,680
Ennis, Inc.	1,765	38,636
†Enviri Corp.	5,387	46,490
=†GCI Liberty, Inc.	5,698	0
†Healthcare Services Group, Inc.	4,016	42,489
HNI Corp.	3,761	169,320
Interface, Inc.	3,770	55,344
†Liquidity Services, Inc.	1,758	35,125
Matthews International Corp. Class A	2,379	59,594
MillerKnoll, Inc.	5,531	146,516
†Montrose Environmental Group, Inc.	388	17,289
MSA Safety, Inc.	1,382	259,388
NL Industries, Inc.	2,090	12,603
†OPENLANE, Inc.	9,508	157,738
†Perma-Fix Environmental Services, Inc.	1,952	19,774
Quad/Graphics, Inc.	4,623	25,195
†Quest Resource Holding Corp.	2,058	18,110
Republic Services, Inc.	4,433	861,509
Rollins, Inc.	8,554	417,350
Steelcase, Inc. Class A	5,268	68,273
†Stericycle, Inc.	4,397	255,598
Tetra Tech, Inc.	1,941	396,896
UniFirst Corp.	1,034	177,362
Veralto Corp.	1,877	179,197
Vestis Corp.	4,936	60,367
†Viad Corp.	1,218	41,412
VSE Corp.	1,374	121,297
Waste Management, Inc.	9,837	2,098,626
		9,326,123
Communications Equipment–0.66%
†Applied Optoelectronics, Inc.	1,210	10,031
†Arista Networks, Inc.	1,777	622,803
†Aviat Networks, Inc.	797	22,866
LVIP Dimensional U.S. Core Equity 2 Fund-8

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Calix, Inc.	1,776	$62,924
†Cambium Networks Corp.	1,400	3,906
†Ciena Corp.	5,181	249,621
Cisco Systems, Inc.	54,029	2,566,918
†Clearfield, Inc.	826	31,851
†Comtech Telecommunications Corp.	2,049	6,208
†Digi International, Inc.	1,498	34,349
†DZS, Inc.	1,150	1,345
†Extreme Networks, Inc.	5,674	76,315
†F5, Inc.	2,057	354,277
†Genasys, Inc.	2,022	4,276
†Harmonic, Inc.	6,256	73,633
†Infinera Corp.	4,453	27,119
Juniper Networks, Inc.	15,147	552,260
†KVH Industries, Inc.	2,253	10,476
†Lumentum Holdings, Inc.	3,600	183,312
Motorola Solutions, Inc.	1,946	751,253
†NETGEAR, Inc.	2,066	31,610
†NetScout Systems, Inc.	5,309	97,102
Network-1 Technologies, Inc.	11	20
†Ribbon Communications, Inc.	9,487	31,212
†Viasat, Inc.	3,034	38,532
†Viavi Solutions, Inc.	13,191	90,622
		5,934,841
Construction & Engineering–0.84%
AECOM	4,158	366,486
†Ameresco, Inc. Class A	3,022	87,064
†API Group Corp.	5,216	196,278
Arcosa, Inc.	2,983	248,812
Argan, Inc.	1,157	84,646
†Bowman Consulting Group Ltd.	429	13,638
†Cadeler AS ADR	454	11,364
Comfort Systems USA, Inc.	2,388	726,239
†Concrete Pumping Holdings, Inc.	5,143	30,909
†Construction Partners, Inc. Class A	2,150	118,701
†Dycom Industries, Inc.	2,115	356,927
EMCOR Group, Inc.	3,159	1,153,288
†Fluor Corp.	7,505	326,843
Granite Construction, Inc.	2,572	159,387
†Great Lakes Dredge & Dock Corp.	4,650	40,827
†IES Holdings, Inc.	1,179	164,270
†Limbach Holdings, Inc.	231	13,151
†MasTec, Inc.	4,506	482,097
†Matrix Service Co.	2,351	23,345
MDU Resources Group, Inc.	12,934	324,643
†MYR Group, Inc.	1,177	159,731
†Northwest Pipe Co.	539	18,310
†Orion Group Holdings, Inc.	1,150	10,937
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
Primoris Services Corp.	5,392	$269,007
Quanta Services, Inc.	3,716	944,198
†Sterling Infrastructure, Inc.	2,101	248,632
†Tutor Perini Corp.	4,056	88,340
Valmont Industries, Inc.	1,274	349,649
†WillScot Mobile Mini Holdings Corp.	13,801	519,470
		7,537,189
Construction Materials–0.32%
Eagle Materials, Inc.	2,323	505,159
†Knife River Corp.	3,233	226,763
Martin Marietta Materials, Inc.	1,696	918,893
†Smith-Midland Corp.	532	14,731
†Summit Materials, Inc. Class A	8,412	307,963
U.S. Lime & Minerals, Inc.	277	100,878
Vulcan Materials Co.	3,325	826,861
		2,901,248
Consumer Finance–0.93%
Ally Financial, Inc.	16,293	646,343
American Express Co.	6,820	1,579,171
†Atlanticus Holdings Corp.	351	9,891
Bread Financial Holdings, Inc.	3,301	147,092
Capital One Financial Corp.	7,294	1,009,854
†Credit Acceptance Corp.	718	369,540
Discover Financial Services	11,407	1,492,150
†Encore Capital Group, Inc.	2,487	103,782
†Enova International, Inc.	2,115	131,659
†EZCORP, Inc. Class A	4,961	51,942
FirstCash Holdings, Inc.	2,903	304,467
†Green Dot Corp. Class A	3,291	31,100
†LendingClub Corp.	7,603	64,321
†LendingTree, Inc.	222	9,233
Navient Corp.	12,007	174,822
Nelnet, Inc. Class A	1,924	194,055
†NerdWallet, Inc. Class A	1,355	19,783
OneMain Holdings, Inc.	8,941	433,549
†PRA Group, Inc.	3,508	68,967
PROG Holdings, Inc.	3,454	119,785
Regional Management Corp.	567	16,296
SLM Corp.	18,747	389,750
†SoFi Technologies, Inc.	15,747	104,088
Synchrony Financial	16,003	755,182
†World Acceptance Corp.	783	96,763
		8,323,585
Consumer Staples Distribution & Retail–1.81%
Albertsons Cos., Inc. Class A	14,742	291,155
Andersons, Inc.	2,422	120,131
†BJ's Wholesale Club Holdings, Inc.	6,678	586,596
LVIP Dimensional U.S. Core Equity 2 Fund-9

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
Casey's General Stores, Inc.	2,190	$835,616
†Chefs' Warehouse, Inc.	2,797	109,391
Costco Wholesale Corp.	3,432	2,917,166
Dollar General Corp.	4,851	641,448
†Dollar Tree, Inc.	4,926	525,949
†Grocery Outlet Holding Corp.	3,739	82,707
†HF Foods Group, Inc.	2,646	7,938
Ingles Markets, Inc. Class A	1,307	89,673
Kroger Co.	36,397	1,817,302
Natural Grocers by Vitamin Cottage, Inc.	2,445	51,834
†Performance Food Group Co.	6,896	455,895
PriceSmart, Inc.	1,820	147,784
SpartanNash Co.	3,365	63,127
†Sprouts Farmers Market, Inc.	7,175	600,260
Sysco Corp.	10,911	778,936
Target Corp.	12,199	1,805,940
†U.S. Foods Holding Corp.	10,600	561,588
†United Natural Foods, Inc.	3,773	49,426
Village Super Market, Inc. Class A	880	23,241
Walgreens Boots Alliance, Inc.	13,596	164,444
Walmart, Inc.	49,971	3,383,536
Weis Markets, Inc.	1,433	89,949
		16,201,032
Containers & Packaging–0.76%
Amcor PLC	38,673	378,222
AptarGroup, Inc.	3,579	503,959
Ardagh Metal Packaging SA	4,030	13,702
Avery Dennison Corp.	3,229	706,021
Ball Corp.	9,481	569,050
Berry Global Group, Inc.	10,390	611,451
Crown Holdings, Inc.	6,510	484,279
Graphic Packaging Holding Co.	25,771	675,458
Greif, Inc. Class A	2,732	160,567
International Paper Co.	11,999	517,757
Myers Industries, Inc.	3,079	41,197
†O-I Glass, Inc.	8,101	90,164
Packaging Corp. of America	3,479	635,126
Pactiv Evergreen, Inc.	2,300	26,036
†Ranpak Holdings Corp.	874	5,620
Sealed Air Corp.	5,125	178,299
Silgan Holdings, Inc.	7,200	304,776
Sonoco Products Co.	7,114	360,822
TriMas Corp.	3,116	79,645
Westrock Co.	8,446	424,496
		6,766,647
Distributors–0.16%
A-Mark Precious Metals, Inc.	1,222	39,556
Genuine Parts Co.	5,038	696,856
LKQ Corp.	7,912	329,060
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Distributors (continued)
Pool Corp.	1,296	$398,300
Weyco Group, Inc.	507	15,372
		1,479,144
Diversified Consumer Services–0.37%
ADT, Inc.	20,450	155,420
†Adtalem Global Education, Inc.	2,932	199,992
†American Public Education, Inc.	1,456	25,596
†Bright Horizons Family Solutions, Inc.	2,461	270,907
Carriage Services, Inc.	1,652	44,340
†Chegg, Inc.	7,787	24,607
†Coursera, Inc.	6,556	46,941
†Duolingo, Inc.	269	56,132
†Frontdoor, Inc.	3,903	131,882
Graham Holdings Co. Class B	279	195,174
†Grand Canyon Education, Inc.	3,013	421,549
H&R Block, Inc.	5,272	285,901
Laureate Education, Inc.	6,158	92,001
†Lincoln Educational Services Corp.	1,828	21,680
†OneSpaWorld Holdings Ltd.	3,672	56,439
Perdoceo Education Corp.	6,090	130,448
Service Corp. International	9,972	709,308
Strategic Education, Inc.	1,317	145,739
†Stride, Inc.	2,788	196,554
†Udemy, Inc.	4,933	42,572
†Universal Technical Institute, Inc.	3,313	52,113
		3,305,295
Diversified Telecommunication Services–0.82%
†Anterix, Inc.	1,166	46,162
AT&T, Inc.	125,523	2,398,745
ATN International, Inc.	1,118	25,490
†Bandwidth, Inc. Class A	2,154	36,360
†Consolidated Communications Holdings, Inc.	6,890	30,316
†Frontier Communications Parent, Inc.	11,913	311,882
†Globalstar, Inc.	10,174	11,395
IDT Corp. Class B	1,774	63,722
Iridium Communications, Inc.	7,987	212,614
†Liberty Global Ltd. Class A	3,371	59,200
†Liberty Latin America Ltd. Class A	15,472	148,814
†Lumen Technologies, Inc.	32,774	36,051
Shenandoah Telecommunications Co.	3,690	60,258
LVIP Dimensional U.S. Core Equity 2 Fund-10

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	93,779	$3,867,446
		7,308,455
Electric Utilities–0.96%
ALLETE, Inc.	2,439	152,072
Alliant Energy Corp.	4,703	239,383
American Electric Power Co., Inc.	3,298	289,367
Avangrid, Inc.	778	27,642
Constellation Energy Corp.	4,545	910,227
Duke Energy Corp.	4,885	489,624
Edison International	7,419	532,758
Entergy Corp.	3,777	404,139
Evergy, Inc.	4,491	237,888
Eversource Energy	3,599	204,099
Exelon Corp.	6,430	222,542
FirstEnergy Corp.	10,192	390,048
Genie Energy Ltd. Class B	1,295	18,933
Hawaiian Electric Industries, Inc.	4,111	37,081
IDACORP, Inc.	1,690	157,424
MGE Energy, Inc.	1,792	133,898
NextEra Energy, Inc.	9,866	698,612
NRG Energy, Inc.	14,772	1,150,148
OGE Energy Corp.	5,679	202,740
Otter Tail Corp.	1,231	107,823
PG&E Corp.	19,013	331,967
Pinnacle West Capital Corp.	2,967	226,620
PNM Resources, Inc.	2,892	106,888
Portland General Electric Co.	3,574	154,540
PPL Corp.	13,594	375,874
Southern Co.	6,267	486,131
Xcel Energy, Inc.	6,584	351,651
		8,640,119
Electrical Equipment–0.93%
Acuity Brands, Inc.	1,794	433,143
Allient, Inc.	1,137	28,732
†American Superconductor Corp.	1,700	39,763
AMETEK, Inc.	5,313	885,730
†Array Technologies, Inc.	4,539	46,570
Atkore, Inc.	3,256	439,332
Eaton Corp. PLC	3,010	943,785
Emerson Electric Co.	5,158	568,205
Encore Wire Corp.	844	244,617
EnerSys	2,817	291,616
†Fluence Energy, Inc.	1,964	34,056
†FuelCell Energy, Inc.	3,227	2,061
†GE Vernova, Inc.	2,038	349,537
†Generac Holdings, Inc.	1,111	146,896
†GrafTech International Ltd.	10,007	9,707
Hubbell, Inc.	1,486	543,103
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
LSI Industries, Inc.	457	$6,613
†NEXTracker, Inc. Class A	2,829	132,624
nVent Electric PLC	8,529	653,407
†Plug Power, Inc.	10,899	25,395
Powell Industries, Inc.	1,009	144,691
Preformed Line Products Co.	449	55,918
Regal Rexnord Corp.	3,222	435,679
Rockwell Automation, Inc.	2,883	793,632
Sensata Technologies Holding PLC	1,784	66,704
†Shoals Technologies Group, Inc. Class A	3,328	20,767
†Sunrun, Inc.	9,039	107,203
†Thermon Group Holdings, Inc.	2,349	72,255
†Ultralife Corp.	2,766	29,375
Vertiv Holdings Co. Class A	8,482	734,287
†Vicor Corp.	594	19,697
		8,305,100
Electronic Equipment, Instruments & Components–1.51%
Advanced Energy Industries, Inc.	2,741	298,111
†Airgain, Inc.	1,525	9,211
Amphenol Corp. Class A	12,752	859,102
†Arrow Electronics, Inc.	3,968	479,176
Avnet, Inc.	6,028	310,382
Badger Meter, Inc.	1,271	236,851
Bel Fuse, Inc. Class B	886	57,803
Belden, Inc.	2,664	249,883
Benchmark Electronics, Inc.	2,494	98,413
CDW Corp.	4,464	999,222
Climb Global Solutions, Inc.	332	20,853
†Coda Octopus Group, Inc.	2,420	14,580
Cognex Corp.	4,550	212,758
†Coherent Corp.	3,251	235,567
Corning, Inc.	21,367	830,108
Crane NXT Co.	4,090	251,208
CTS Corp.	2,254	114,120
†Daktronics, Inc.	2,615	36,479
†Data I/O Corp.	7,146	19,723
†ePlus, Inc.	2,128	156,791
†Fabrinet	2,009	491,783
†FARO Technologies, Inc.	842	13,472
†Flex Ltd.	16,245	479,065
†Identiv, Inc.	1,421	6,110
†Insight Enterprises, Inc.	1,874	371,727
†IPG Photonics Corp.	2,199	185,574
†Iteris, Inc.	3,006	13,016
†Itron, Inc.	2,486	246,014
Jabil, Inc.	5,943	646,539
†Key Tronic Corp.	304	1,231
†Keysight Technologies, Inc.	4,379	598,828
†Kimball Electronics, Inc.	2,160	47,477
†Knowles Corp.	6,423	110,861
LVIP Dimensional U.S. Core Equity 2 Fund-11

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Littelfuse, Inc.	1,254	$320,510
†Luna Innovations, Inc.	2,308	7,386
Methode Electronics, Inc.	2,176	22,522
†Mirion Technologies, Inc.	2,916	31,318
Napco Security Technologies, Inc.	1,100	57,145
†Neonode, Inc.	1,000	2,070
†nLight, Inc.	1,778	19,433
†Novanta, Inc.	1,226	199,973
†OSI Systems, Inc.	1,334	183,452
†PAR Technology Corp.	1,037	48,832
PC Connection, Inc.	2,018	129,556
†Plexus Corp.	2,007	207,082
†Powerfleet, Inc. NJ	2,100	9,597
Richardson Electronics Ltd.	916	10,891
†Rogers Corp.	1,055	127,243
†Sanmina Corp.	3,814	252,677
†ScanSource, Inc.	1,716	76,036
†SmartRent, Inc.	6,461	15,442
TD SYNNEX Corp.	3,860	445,444
TE Connectivity Ltd.	5,077	763,733
†Teledyne Technologies, Inc.	1,270	492,735
†Trimble, Inc.	5,938	332,053
†TTM Technologies, Inc.	6,628	128,782
Vishay Intertechnology, Inc.	8,859	197,556
†Vishay Precision Group, Inc.	600	18,264
Vontier Corp.	9,754	372,603
†Zebra Technologies Corp. Class A	1,112	343,530
		13,517,903
Energy Equipment & Services–0.85%
Archrock, Inc.	11,854	239,688
Baker Hughes Co.	25,840	908,793
†Bristow Group, Inc.	1,323	44,360
Cactus, Inc. Class A	2,654	139,972
ChampionX Corp.	10,411	345,749
Core Laboratories, Inc.	2,200	44,638
†DMC Global, Inc.	551	7,946
†Dril-Quip, Inc.	2,477	46,072
†Expro Group Holdings NV	5,471	125,395
†Forum Energy Technologies, Inc.	380	6,407
†Geospace Technologies Corp.	1,182	10,614
†Gulf Island Fabrication, Inc.	6,318	38,350
Halliburton Co.	35,161	1,187,739
†Helix Energy Solutions Group, Inc.	13,252	158,229
Helmerich & Payne, Inc.	1,423	51,427
†Independence Contract Drilling, Inc.	97	126
Liberty Energy, Inc.	8,157	170,400
†Mammoth Energy Services, Inc.	2,622	8,600
†Nabors Industries Ltd.	576	40,988
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Natural Gas Services Group, Inc.	679	$13,662
†Newpark Resources, Inc.	12,475	103,667
†Nine Energy Service, Inc.	4,227	7,101
NOV, Inc.	18,750	356,438
†Oceaneering International, Inc.	6,032	142,717
†Oil States International, Inc.	5,610	24,908
†ProPetro Holding Corp.	8,008	69,429
Ranger Energy Services, Inc.	1,723	18,126
RPC, Inc.	11,712	73,200
Schlumberger NV	24,376	1,150,060
†SEACOR Marine Holdings, Inc.	1,843	24,862
†Seadrill Ltd.	1,698	87,447
Select Water Solutions, Inc.	9,056	96,899
Solaris Oilfield Infrastructure, Inc. Class A	2,100	18,018
TechnipFMC PLC	17,349	453,676
†TETRA Technologies, Inc.	6,409	22,175
†Tidewater, Inc.	3,355	319,430
†Transocean Ltd.	37,899	202,760
†U.S. Silica Holdings, Inc.	8,053	124,419
†Valaris Ltd.	3,391	252,630
†Weatherford International PLC	4,158	509,147
		7,646,264
Entertainment–0.77%
†Atlanta Braves Holdings, Inc. Class A	1,864	73,820
†Cinemark Holdings, Inc.	7,781	168,225
Electronic Arts, Inc.	3,894	542,551
Endeavor Group Holdings, Inc. Class A	1,192	32,220
†Eventbrite, Inc. Class A	2,663	12,889
†IMAX Corp.	3,593	60,255
†Liberty Media Corp.-Liberty Formula One Class A	6,198	439,298
†Liberty Media Corp.-Liberty Live Class A	2,366	90,008
†Lions Gate Entertainment Corp. Class A	15,707	139,950
†Live Nation Entertainment, Inc.	2,936	275,221
†Madison Square Garden Entertainment Corp.	1,336	45,731
†Madison Square Garden Sports Corp.	597	112,314
Marcus Corp.	2,001	22,751
†Netflix, Inc.	1,897	1,280,247
†Reading International, Inc. Class A	1,404	1,994
†ROBLOX Corp. Class A	1,603	59,648
†Roku, Inc.	693	41,532
LVIP Dimensional U.S. Core Equity 2 Fund-12

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Sphere Entertainment Co.	1,336	$46,840
†Spotify Technology SA	400	125,516
†Take-Two Interactive Software, Inc.	3,912	608,277
TKO Group Holdings, Inc.	2,192	236,714
Walt Disney Co.	20,029	1,988,679
†Warner Bros Discovery, Inc.	54,645	406,559
Warner Music Group Corp. Class A	1,625	49,806
		6,861,045
Financial Services–3.32%
†Acacia Research Corp.	1,090	5,461
†Affirm Holdings, Inc.	6,107	184,492
Apollo Global Management, Inc.	2,440	288,091
†AvidXchange Holdings, Inc.	9,185	110,771
†Berkshire Hathaway, Inc. Class B	18,226	7,414,337
†Block, Inc.	5,736	369,915
†BM Technologies, Inc.	419	943
†Cantaloupe, Inc.	5,370	35,442
Cass Information Systems, Inc.	1,074	43,035
Corebridge Financial, Inc.	17,172	500,049
†Corpay, Inc.	3,326	886,080
Enact Holdings, Inc.	754	23,118
Equitable Holdings, Inc.	22,169	905,825
Essent Group Ltd.	7,232	406,366
†Euronet Worldwide, Inc.	2,790	288,765
EVERTEC, Inc.	4,425	147,131
Federal Agricultural Mortgage Corp. Class A	799	141,614
Fidelity National Information Services, Inc.	12,377	932,731
†Fiserv, Inc.	6,554	976,808
†Flywire Corp.	2,278	37,336
Global Payments, Inc.	5,357	518,022
†I3 Verticals, Inc. Class A	1,655	36,542
†International Money Express, Inc.	2,069	43,118
Jack Henry & Associates, Inc.	2,344	389,151
Jackson Financial, Inc. Class A	3,823	283,896
†Marqeta, Inc. Class A	14,833	81,285
Mastercard, Inc. Class A	11,729	5,174,366
Merchants Bancorp	2,230	90,404
MGIC Investment Corp.	13,300	286,615
†Mr Cooper Group, Inc.	5,737	466,017
†NCR Atleos Corp.	4,987	134,749
†NMI Holdings, Inc. Class A	4,487	152,737
†Onity Group, Inc.	526	12,613
†Paymentus Holdings, Inc. Class A	2,155	40,945
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
†Payoneer Global, Inc.	3,845	$21,301
†PayPal Holdings, Inc.	9,041	524,649
†Paysafe Ltd.	2,000	35,360
PennyMac Financial Services, Inc.	2,498	236,311
Radian Group, Inc.	2,793	86,862
†Remitly Global, Inc.	3,561	43,159
†Repay Holdings Corp.	2,875	30,360
†Rocket Cos., Inc. Class A	374	5,124
†Security National Financial Corp. Class A	1,358	10,850
†Shift4 Payments, Inc. Class A	855	62,714
†Toast, Inc. Class A	4,715	121,506
UWM Holdings Corp.	4,186	29,009
†Velocity Financial, Inc.	941	16,872
Visa, Inc. Class A	22,290	5,850,456
Voya Financial, Inc.	5,476	389,617
Walker & Dunlop, Inc.	2,190	215,058
Waterstone Financial, Inc.	2,626	33,587
Western Union Co.	16,363	199,956
†WEX, Inc.	2,186	387,228
		29,708,749
Food Products–1.14%
Alico, Inc.	310	8,032
Archer-Daniels-Midland Co.	1,171	70,787
B&G Foods, Inc.	4,796	38,752
Bunge Global SA	4,864	519,329
Calavo Growers, Inc.	781	17,729
Cal-Maine Foods, Inc.	3,414	208,630
Campbell Soup Co.	11,132	503,055
Conagra Brands, Inc.	13,369	379,947
†Darling Ingredients, Inc.	4,241	155,857
Dole PLC	2,032	24,872
†Farmer Bros Co.	1,079	2,892
Flowers Foods, Inc.	13,973	310,201
Fresh Del Monte Produce, Inc.	3,707	80,998
†Freshpet, Inc.	2,140	276,895
General Mills, Inc.	11,622	735,208
†Hain Celestial Group, Inc.	6,883	47,562
Hershey Co.	3,281	603,146
Hormel Foods Corp.	10,944	333,683
Ingredion, Inc.	4,050	464,535
J & J Snack Foods Corp.	1,165	189,161
J M Smucker Co.	3,225	351,654
John B Sanfilippo & Son, Inc.	644	62,577
Kellanova	12,387	714,482
Kraft Heinz Co.	8,651	278,735
Lamb Weston Holdings, Inc.	4,444	373,651
Lancaster Colony Corp.	1,158	218,827
†Lifeway Foods, Inc.	699	8,926
Limoneira Co.	992	20,643
McCormick & Co., Inc.	5,771	408,489
†Mission Produce, Inc.	2,513	24,828
LVIP Dimensional U.S. Core Equity 2 Fund-13

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Mondelez International, Inc. Class A	14,242	$931,996
†Pilgrim's Pride Corp.	7,304	281,131
†Post Holdings, Inc.	3,653	380,496
Seaboard Corp.	55	173,841
†Seneca Foods Corp. Class A	364	20,894
†Simply Good Foods Co.	6,162	222,633
Tootsie Roll Industries, Inc.	1,742	53,253
†TreeHouse Foods, Inc.	3,497	128,130
Tyson Foods, Inc. Class A	7,116	406,608
Utz Brands, Inc.	1,872	31,150
†Vital Farms, Inc.	1,481	69,266
WK Kellogg Co.	3,096	50,960
		10,184,441
Gas Utilities–0.16%
Atmos Energy Corp.	2,669	311,339
Chesapeake Utilities Corp.	908	96,430
National Fuel Gas Co.	3,810	206,464
New Jersey Resources Corp.	6,806	290,888
Northwest Natural Holding Co.	1,338	48,315
ONE Gas, Inc.	2,252	143,790
RGC Resources, Inc.	1,002	20,491
Southwest Gas Holdings, Inc.	1,839	129,429
Spire, Inc.	2,361	143,383
UGI Corp.	1,884	43,144
		1,433,673
Ground Transportation–1.11%
ArcBest Corp.	1,859	199,062
Avis Budget Group, Inc.	1,226	128,142
Covenant Logistics Group, Inc.	1,476	72,752
CSX Corp.	44,101	1,475,178
Heartland Express, Inc.	5,586	68,875
†Hertz Global Holdings, Inc.	13,464	47,528
JB Hunt Transport Services, Inc.	3,912	625,920
Knight-Swift Transportation Holdings, Inc.	8,750	436,800
Landstar System, Inc.	2,291	422,644
Marten Transport Ltd.	5,929	109,390
Norfolk Southern Corp.	3,753	805,732
Old Dominion Freight Line, Inc.	4,613	814,656
†PAM Transportation Services, Inc.	2,728	47,385
†RXO, Inc.	4,881	127,638
Ryder System, Inc.	3,781	468,390
†Saia, Inc.	580	275,088
Schneider National, Inc. Class B	5,218	126,067
†Uber Technologies, Inc.	2,905	211,135
†U-Haul Holding Co.	7,427	447,364
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation (continued)
Union Pacific Corp.	9,984	$2,258,980
Universal Logistics Holdings, Inc.	2,167	87,959
Werner Enterprises, Inc.	4,045	144,932
†XPO, Inc.	4,881	518,118
		9,919,735
Health Care Equipment & Supplies–1.56%
Abbott Laboratories	15,769	1,638,557
†Accuray, Inc.	4,267	7,766
†Align Technology, Inc.	1,078	260,262
†AngioDynamics, Inc.	3,064	18,537
†Apyx Medical Corp.	3,118	4,178
†Artivion, Inc.	2,557	65,587
†AtriCure, Inc.	2,424	55,194
Atrion Corp.	84	38,004
†Avanos Medical, Inc.	2,882	57,409
†Axogen, Inc.	1,694	12,265
†Axonics, Inc.	2,155	144,881
Baxter International, Inc.	12,243	409,528
Becton Dickinson & Co.	3,019	705,570
†Beyond Air, Inc.	2,266	1,218
†Boston Scientific Corp.	11,192	861,896
CONMED Corp.	1,545	107,099
Cooper Cos., Inc.	4,032	351,994
DENTSPLY SIRONA, Inc.	5,874	146,321
†Dexcom, Inc.	1,914	217,009
†Edwards Lifesciences Corp.	2,988	276,002
†Electromed, Inc.	1,109	16,668
Embecta Corp.	547	6,837
†Enovis Corp.	3,221	145,589
†Envista Holdings Corp.	7,903	131,427
†enVVeno Medical Corp.	1,679	8,815
†FONAR Corp.	558	8,928
GE HealthCare Technologies, Inc.	10,877	847,536
†Glaukos Corp.	520	61,542
†Globus Medical, Inc. Class A	570	39,039
†Haemonetics Corp.	2,274	188,128
†Hologic, Inc.	4,995	370,879
†ICU Medical, Inc.	685	81,344
†IDEXX Laboratories, Inc.	1,678	817,522
†Inari Medical, Inc.	235	11,315
†Inogen, Inc.	962	7,821
†Inspire Medical Systems, Inc.	204	27,301
†Insulet Corp.	225	45,405
†Integer Holdings Corp.	2,023	234,243
†Integra LifeSciences Holdings Corp.	3,804	110,849
†Intuitive Surgical, Inc.	1,122	499,122
iRadimed Corp.	396	17,400
†Kewaunee Scientific Corp.	820	38,704
†KORU Medical Systems, Inc.	4,448	11,787
†Lantheus Holdings, Inc.	3,065	246,089
LeMaitre Vascular, Inc.	1,009	83,021
LVIP Dimensional U.S. Core Equity 2 Fund-14

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†LENSAR, Inc.	965	$4,342
†LivaNova PLC	3,030	166,105
†Masimo Corp.	338	42,568
Medtronic PLC	10,996	865,495
†Merit Medical Systems, Inc.	3,063	263,265
†Neogen Corp.	1,243	19,428
†Neuronetics, Inc.	2,389	4,300
†Nevro Corp.	664	5,591
=†OmniAb, Inc. Earnout Shares	344	0
=†OmniAb, Inc. Earnout Shares.	344	0
†Omnicell, Inc.	1,495	40,470
†OraSure Technologies, Inc.	3,929	16,738
†Orthofix Medical, Inc.	1,905	25,260
†OrthoPediatrics Corp.	500	14,380
†Penumbra, Inc.	250	44,992
†QuidelOrtho Corp.	361	11,992
ResMed, Inc.	2,272	434,906
†Semler Scientific, Inc.	194	6,674
†SI-BONE, Inc.	200	2,586
†Sight Sciences, Inc.	2,357	15,721
†Solventum Corp.	678	35,853
†STAAR Surgical Co.	327	15,568
STERIS PLC	2,626	576,512
Stryker Corp.	2,536	862,874
†Surmodics, Inc.	576	24,215
†Tactile Systems Technology, Inc.	2,636	31,474
Teleflex, Inc.	1,357	285,418
†UFP Technologies, Inc.	419	110,562
Utah Medical Products, Inc.	304	20,310
†Varex Imaging Corp.	2,809	41,377
Zimmer Biomet Holdings, Inc.	4,704	510,525
†Zimvie, Inc.	470	8,577
		13,944,666
Health Care Providers & Services–2.61%
†Acadia Healthcare Co., Inc.	4,622	312,170
†Accolade, Inc.	6,810	24,380
†AdaptHealth Corp.	3,161	31,610
†Addus HomeCare Corp.	1,037	120,406
†Agilon Health, Inc.	5,592	36,572
†Amedisys, Inc.	1,959	179,836
†AMN Healthcare Services, Inc.	2,817	144,315
†Astrana Health, Inc.	3,028	122,816
†Brookdale Senior Living, Inc.	14,577	99,561
Cardinal Health, Inc.	4,452	437,721
†Castle Biosciences, Inc.	800	17,416
Cencora, Inc.	4,303	969,466
†Centene Corp.	11,563	766,627
Chemed Corp.	794	430,809
Cigna Group	5,232	1,729,542
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Community Health Systems, Inc.	5,888	$19,784
†CorVel Corp.	903	229,606
†Cross Country Healthcare, Inc.	2,183	30,213
CVS Health Corp.	21,475	1,268,313
†DaVita, Inc.	6,324	876,317
Elevance Health, Inc.	3,648	1,976,705
Encompass Health Corp.	7,712	661,612
†Enhabit, Inc.	3,856	34,396
Ensign Group, Inc.	3,434	424,751
†Enzo Biochem, Inc.	4,475	4,878
†Fulgent Genetics, Inc.	885	17,364
HCA Healthcare, Inc.	1,239	398,066
†HealthEquity, Inc.	3,352	288,942
†Henry Schein, Inc.	4,163	266,848
†Hims & Hers Health, Inc.	3,832	77,368
Humana, Inc.	1,710	638,941
†InfuSystem Holdings, Inc.	1,714	11,707
†Joint Corp.	300	4,218
Labcorp Holdings, Inc.	2,170	441,617
†LifeStance Health Group, Inc.	3,574	17,548
McKesson Corp.	767	447,959
†ModivCare, Inc.	1,393	36,552
†Molina Healthcare, Inc.	1,865	554,464
National HealthCare Corp.	1,163	126,069
National Research Corp.	1,656	38,005
†NeoGenomics, Inc.	5,840	81,001
†OPKO Health, Inc.	34,767	43,459
†Option Care Health, Inc.	7,344	203,429
†Owens & Minor, Inc.	4,089	55,201
Patterson Cos., Inc.	6,463	155,888
†Pediatrix Medical Group, Inc.	5,330	40,241
†Pennant Group, Inc.	1,314	30,472
†Performant Financial Corp.	4,544	13,178
†PetIQ, Inc.	1,642	36,223
Premier, Inc. Class A	5,444	101,639
†Progyny, Inc.	600	17,166
Quest Diagnostics, Inc.	3,088	422,685
†R1 RCM, Inc.	4,335	54,448
†RadNet, Inc.	3,391	199,798
Select Medical Holdings Corp.	5,857	205,346
†Surgery Partners, Inc.	4,969	118,212
†Tenet Healthcare Corp.	5,353	712,110
U.S. Physical Therapy, Inc.	363	33,548
UnitedHealth Group, Inc.	11,483	5,847,833
Universal Health Services, Inc. Class B	3,666	677,953
		23,365,320
Health Care Technology–0.10%
†American Well Corp. Class A	5,272	1,712
LVIP Dimensional U.S. Core Equity 2 Fund-15

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology (continued)
†Certara, Inc.	8,926	$123,625
†Definitive Healthcare Corp.	3,780	20,639
†Doximity, Inc. Class A	1,110	31,047
†Evolent Health, Inc. Class A	6,148	117,550
†GoodRx Holdings, Inc. Class A	4,994	38,953
†Health Catalyst, Inc.	2,400	15,336
HealthStream, Inc.	2,713	75,693
†OptimizeRx Corp.	1,975	19,750
†Phreesia, Inc.	2,172	46,046
†Schrodinger, Inc.	1,902	36,785
Simulations Plus, Inc.	804	39,090
†Teladoc Health, Inc.	6,301	61,624
†TruBridge, Inc.	313	3,130
†Veeva Systems, Inc. Class A	1,418	259,508
†Veradigm, Inc.	2,958	28,101
		918,589
Hotels, Restaurants & Leisure–1.76%
†Airbnb, Inc. Class A	2,098	318,120
Aramark	9,872	335,845
†Biglari Holdings, Inc. Class A	136	29,896
†BJ's Restaurants, Inc.	1,840	63,848
Bloomin' Brands, Inc.	6,001	115,399
Booking Holdings, Inc.	217	859,645
Boyd Gaming Corp.	3,072	169,267
†Brinker International, Inc.	1,880	136,093
†Caesars Entertainment, Inc.	5,797	230,373
†Carnival Corp.	16,011	299,726
Cheesecake Factory, Inc.	3,354	131,779
†Chipotle Mexican Grill, Inc.	15,150	949,147
Choice Hotels International, Inc.	2,305	274,295
Churchill Downs, Inc.	2,699	376,780
†Chuy's Holdings, Inc.	1,208	31,311
Cracker Barrel Old Country Store, Inc.	903	38,070
Darden Restaurants, Inc.	4,987	754,633
†Dave & Buster's Entertainment, Inc.	3,232	128,666
†Denny's Corp.	3,911	27,768
Dine Brands Global, Inc.	552	19,982
Domino's Pizza, Inc.	622	321,157
†DoorDash, Inc. Class A	1,271	138,259
†DraftKings, Inc. Class A	3,203	122,259
†El Pollo Loco Holdings, Inc.	3,403	38,488
†Everi Holdings, Inc.	1,700	14,280
†Expedia Group, Inc.	3,677	463,265
†First Watch Restaurant Group, Inc.	3,027	53,154
Golden Entertainment, Inc.	647	20,128
†Hilton Grand Vacations, Inc.	4,987	201,624
Hilton Worldwide Holdings, Inc.	1,646	359,157
Hyatt Hotels Corp. Class A	1,426	216,638
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
International Game Technology PLC	3,976	$81,349
Jack in the Box, Inc.	1,074	54,710
Krispy Kreme, Inc.	6,170	66,389
†Kura Sushi USA, Inc. Class A	610	38,485
Las Vegas Sands Corp.	6,331	280,147
†Life Time Group Holdings, Inc.	1,688	31,785
†Light & Wonder, Inc.	3,487	365,717
†Lindblad Expeditions Holdings, Inc.	3,554	34,296
Marriott International, Inc. Class A	1,570	379,579
Marriott Vacations Worldwide Corp.	2,191	191,318
McDonald's Corp.	4,037	1,028,789
†MGM Resorts International	7,173	318,768
Nathan's Famous, Inc.	298	20,198
†Noodles & Co.	3,644	5,758
†Norwegian Cruise Line Holdings Ltd.	9,439	177,359
†ONE Group Hospitality, Inc.	1,626	6,911
Papa John's International, Inc.	1,423	66,853
†Penn Entertainment, Inc.	3,322	64,297
†Planet Fitness, Inc. Class A	2,230	164,106
†Playa Hotels & Resorts NV	8,515	71,441
†PlayAGS, Inc.	1,440	16,560
†Portillo's, Inc. Class A	1,400	13,608
†Potbelly Corp.	1,460	11,724
†Red Robin Gourmet Burgers, Inc.	1,284	9,720
Red Rock Resorts, Inc. Class A	3,306	181,599
†Royal Caribbean Cruises Ltd.	7,558	1,204,972
†Sabre Corp.	5,918	15,801
†Shake Shack, Inc. Class A	835	75,150
Six Flags Entertainment Corp.	3,068	101,674
Starbucks Corp.	6,314	491,545
†Sweetgreen, Inc. Class A	7,756	233,766
Texas Roadhouse, Inc.	3,420	587,248
Travel & Leisure Co.	3,985	179,245
†United Parks & Resorts, Inc.	481	26,123
Vail Resorts, Inc.	1,881	338,825
Wendy's Co.	13,624	231,063
Wingstop, Inc.	1,028	434,494
Wyndham Hotels & Resorts, Inc.	4,003	296,222
Wynn Resorts Ltd.	1,444	129,238
Yum! Brands, Inc.	3,499	463,478
		15,729,362
LVIP Dimensional U.S. Core Equity 2 Fund-16

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables–1.21%
Bassett Furniture Industries, Inc.	722	$10,260
†Beazer Homes USA, Inc.	2,298	63,149
†Cavco Industries, Inc.	542	187,624
Century Communities, Inc.	2,517	205,538
DR Horton, Inc.	5,753	810,770
†Dream Finders Homes, Inc. Class A	1,113	28,738
Ethan Allen Interiors, Inc.	1,750	48,808
Flexsteel Industries, Inc.	419	13,014
Garmin Ltd.	4,554	741,938
†GoPro, Inc. Class A	2,100	2,982
†Green Brick Partners, Inc.	3,200	183,168
Hamilton Beach Brands Holding Co. Class A	652	11,208
†Helen of Troy Ltd.	1,664	154,319
Hooker Furnishings Corp.	831	12,033
†Hovnanian Enterprises, Inc. Class A	551	78,198
Installed Building Products, Inc.	1,646	338,549
†iRobot Corp.	1,792	16,325
KB Home	5,148	361,287
†Landsea Homes Corp.	1,947	17,893
La-Z-Boy, Inc.	3,008	112,138
†Legacy Housing Corp.	594	13,626
Leggett & Platt, Inc.	7,210	82,627
Lennar Corp. Class A	5,327	792,480
†LGI Homes, Inc.	1,679	150,254
Lifetime Brands, Inc.	785	6,743
†Lovesac Co.	603	13,616
†M/I Homes, Inc.	1,091	133,255
Meritage Homes Corp.	2,325	376,301
†Mohawk Industries, Inc.	2,110	239,675
Newell Brands, Inc.	22,715	145,603
†NVR, Inc.	121	918,216
PulteGroup, Inc.	10,233	1,126,653
†Purple Innovation, Inc.	800	832
SharkNinja, Inc.	2,806	210,871
†Skyline Champion Corp.	2,886	195,526
†Sonos, Inc.	2,987	44,088
†Taylor Morrison Home Corp.	6,223	345,003
Tempur Sealy International, Inc.	10,009	473,826
Toll Brothers, Inc.	6,351	731,508
†TopBuild Corp.	2,212	852,217
†Tri Pointe Homes, Inc.	8,843	329,402
†Universal Electronics, Inc.	867	10,075
†Vizio Holding Corp. Class A	3,148	33,998
†VOXX International Corp.	2,205	6,968
Whirlpool Corp.	480	49,056
Worthington Enterprises, Inc.	3,712	175,689
		10,856,047
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products–1.03%
†Central Garden & Pet Co.	5,315	$180,445
Church & Dwight Co., Inc.	4,361	452,149
Clorox Co.	2,258	308,149
Colgate-Palmolive Co.	5,992	581,464
Energizer Holdings, Inc.	3,912	115,561
Kimberly-Clark Corp.	5,037	696,113
Oil-Dri Corp. of America	282	18,073
Procter & Gamble Co.	38,921	6,418,851
Reynolds Consumer Products, Inc.	1,427	39,927
Spectrum Brands Holdings, Inc.	2,923	251,173
WD-40 Co.	775	170,221
		9,232,126
Independent Power and Renewable Electricity Producers–0.30%
AES Corp.	8,298	145,796
†Altus Power, Inc.	3,296	12,920
Brookfield Renewable Corp. Class A	5,993	170,081
Clearway Energy, Inc. Class A	5,540	132,711
†Montauk Renewables, Inc.	2,515	14,336
Ormat Technologies, Inc.	2,822	202,337
†Sunnova Energy International, Inc.	5,997	33,463
Vistra Corp.	23,319	2,004,968
		2,716,612
Industrial Conglomerates–0.30%
3M Co.	2,713	277,242
Honeywell International, Inc.	11,302	2,413,429
		2,690,671
Insurance–3.22%
Aflac, Inc.	10,120	903,817
Allstate Corp.	6,480	1,034,597
†Ambac Financial Group, Inc.	2,234	28,640
American Financial Group, Inc.	4,150	510,533
American International Group, Inc.	13,308	987,986
AMERISAFE, Inc.	1,468	64,430
Aon PLC Class A	1,274	374,021
†Arch Capital Group Ltd.	10,534	1,062,775
Arthur J Gallagher & Co.	2,541	658,907
Assurant, Inc.	3,006	499,747
Assured Guaranty Ltd.	5,886	454,105
Axis Capital Holdings Ltd.	5,346	377,695
†Baldwin Insurance Group, Inc.	2,221	78,779
†Brighthouse Financial, Inc.	4,915	213,016
Brown & Brown, Inc.	7,821	699,276
Chubb Ltd.	5,362	1,367,739
Cincinnati Financial Corp.	4,103	484,564
CNO Financial Group, Inc.	6,176	171,199
LVIP Dimensional U.S. Core Equity 2 Fund-17

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Crawford & Co. Class A	3,914	$32,170
Donegal Group, Inc. Class A	996	12,828
†eHealth, Inc.	1,543	6,990
Employers Holdings, Inc.	2,097	89,395
†Enstar Group Ltd.	1,075	328,627
Erie Indemnity Co. Class A	634	229,762
Everest Group Ltd.	1,231	469,036
F&G Annuities & Life, Inc.	1,138	43,301
Fidelity National Financial, Inc.	11,124	549,748
First American Financial Corp.	5,770	311,291
†Genworth Financial, Inc. Class A	22,919	138,431
Globe Life, Inc.	5,229	430,242
†Goosehead Insurance, Inc. Class A	189	10,856
†Greenlight Capital Re Ltd. Class A	1,907	24,982
Hanover Insurance Group, Inc.	3,093	387,986
Hartford Financial Services Group, Inc.	13,650	1,372,371
HCI Group, Inc.	887	81,755
†Heritage Insurance Holdings, Inc.	4,237	29,998
Horace Mann Educators Corp.	2,359	76,951
Investors Title Co.	124	22,336
James River Group Holdings Ltd.	1,705	13,180
Kemper Corp.	3,591	213,054
Kinsale Capital Group, Inc.	763	293,969
Loews Corp.	6,244	466,677
†Maiden Holdings Ltd.	5,521	11,373
†Markel Group, Inc.	350	551,481
Marsh & McLennan Cos., Inc.	8,146	1,716,525
Mercury General Corp.	3,824	203,207
MetLife, Inc.	11,812	829,084
National Western Life Group, Inc. Class A	298	148,088
†NI Holdings, Inc.	863	13,204
Old Republic International Corp.	15,631	482,998
†Oscar Health, Inc. Class A	7,674	121,403
†Palomar Holdings, Inc.	463	37,572
Primerica, Inc.	3,272	774,090
Principal Financial Group, Inc.	8,614	675,768
†ProAssurance Corp.	3,203	39,141
Progressive Corp.	2,871	596,335
Prudential Financial, Inc.	12,286	1,439,796
Reinsurance Group of America, Inc.	2,470	507,017
RenaissanceRe Holdings Ltd.	2,081	465,124
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
RLI Corp.	2,487	$349,896
Safety Insurance Group, Inc.	1,159	86,960
Selective Insurance Group, Inc.	2,641	247,805
†Selectquote, Inc.	567	1,565
†SiriusPoint Ltd.	7,714	94,111
†Skyward Specialty Insurance Group, Inc.	1,855	67,114
Stewart Information Services Corp.	1,688	104,791
Tiptree, Inc.	1,600	26,384
Travelers Cos., Inc.	7,020	1,427,447
†Trupanion, Inc.	433	12,730
United Fire Group, Inc.	2,034	43,711
Universal Insurance Holdings, Inc.	3,924	73,614
Unum Group	9,940	508,033
W R Berkley Corp.	7,351	577,642
White Mountains Insurance Group Ltd.	204	370,760
Willis Towers Watson PLC	2,493	653,515
		28,866,046
Interactive Media & Services–3.70%
Alphabet, Inc. Class A	56,842	10,353,770
Alphabet, Inc. Class C	49,544	9,087,360
†Angi, Inc.	1,639	3,147
†Bumble, Inc. Class A	6,388	67,138
†Cargurus, Inc.	4,848	127,018
†Cars.com, Inc.	4,551	89,655
†DHI Group, Inc.	3,155	6,594
†EverQuote, Inc. Class A	500	10,430
†fuboTV, Inc.	8,998	11,157
†Match Group, Inc.	4,578	139,080
Meta Platforms, Inc. Class A	23,972	12,087,162
†Pinterest, Inc. Class A	6,587	290,289
†QuinStreet, Inc.	3,300	54,747
Shutterstock, Inc.	2,288	88,546
†Snap, Inc. Class A	9,587	159,240
†TripAdvisor, Inc.	4,445	79,165
†TrueCar, Inc.	6,947	21,744
†Vimeo, Inc.	4,300	16,039
†Yelp, Inc.	3,429	126,701
†Zedge, Inc. Class B	591	1,802
†Ziff Davis, Inc.	3,482	191,684
†ZipRecruiter, Inc. Class A	1,473	13,390
†ZoomInfo Technologies, Inc.	7,341	93,745
		33,119,603
IT Services–1.35%
Accenture PLC Class A	11,756	3,566,888
†Akamai Technologies, Inc.	4,082	367,707
Amdocs Ltd.	4,487	354,114
†ASGN, Inc.	3,282	289,374
†Brightcove, Inc.	3,520	8,342
LVIP Dimensional U.S. Core Equity 2 Fund-18

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Cloudflare, Inc. Class A	488	$40,421
Cognizant Technology Solutions Corp. Class A	10,584	719,712
†DigitalOcean Holdings, Inc.	1,949	67,728
†DXC Technology Co.	11,644	222,284
†Edgio, Inc.	83	906
†EPAM Systems, Inc.	977	183,783
†Fastly, Inc. Class A	5,634	41,523
†Gartner, Inc.	1,820	817,289
†Globant SA	1,310	233,521
†GoDaddy, Inc. Class A	2,711	378,754
†Grid Dynamics Holdings, Inc.	2,155	22,649
Hackett Group, Inc.	2,748	59,687
Information Services Group, Inc.	2,900	8,526
International Business Machines Corp.	20,201	3,493,763
†Kyndryl Holdings, Inc.	4,524	119,026
†MongoDB, Inc.	226	56,491
†Okta, Inc.	1,917	179,450
†Perficient, Inc.	1,815	135,744
†Snowflake, Inc. Class A	525	70,922
†Twilio, Inc. Class A	5,755	326,941
†Unisys Corp.	1,659	6,852
†VeriSign, Inc.	1,891	336,220
		12,108,617
Leisure Products–0.24%
Acushnet Holdings Corp.	4,495	285,343
†American Outdoor Brands, Inc.	1,803	16,227
†AMMO, Inc.	8,400	14,112
Brunswick Corp.	5,296	385,390
†Funko, Inc. Class A	1,250	12,200
Hasbro, Inc.	4,346	254,241
†JAKKS Pacific, Inc.	616	11,033
Johnson Outdoors, Inc. Class A	436	15,251
†Malibu Boats, Inc. Class A	1,584	55,503
Marine Products Corp.	2,133	21,543
†MasterCraft Boat Holdings, Inc.	1,000	18,880
†Mattel, Inc.	18,315	297,802
Polaris, Inc.	3,553	278,235
Smith & Wesson Brands, Inc.	2,575	36,926
†Topgolf Callaway Brands Corp.	7,331	112,164
†Vista Outdoor, Inc.	4,147	156,135
†YETI Holdings, Inc.	4,493	171,408
		2,142,393
Life Sciences Tools & Services–1.13%
†10X Genomics, Inc. Class A	1,470	28,592
†Adaptive Biotechnologies Corp.	4,172	15,103
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
Agilent Technologies, Inc.	5,210	$675,372
†Alpha Teknova, Inc.	1,800	2,466
†Avantor, Inc.	13,009	275,791
†Azenta, Inc.	1,794	94,400
†BioLife Solutions, Inc.	3,897	83,513
†Bio-Rad Laboratories, Inc. Class A	570	155,673
Bio-Techne Corp.	2,920	209,218
Bruker Corp.	7,489	477,873
†Charles River Laboratories International, Inc.	1,615	333,627
†CryoPort, Inc.	2,671	18,457
†Cytek Biosciences, Inc.	2,976	16,606
Danaher Corp.	5,632	1,407,155
†Fortrea Holdings, Inc.	3,037	70,884
†Harvard Bioscience, Inc.	3,169	9,032
†Illumina, Inc.	1,496	156,152
†IQVIA Holdings, Inc.	4,967	1,050,222
†Maravai LifeSciences Holdings, Inc. Class A	5,321	38,098
†Medpace Holdings, Inc.	1,557	641,250
Mesa Laboratories, Inc.	221	19,176
†Mettler-Toledo International, Inc.	322	450,024
†Nautilus Biotechnology, Inc.	5,121	11,983
†OmniAb, Inc.	4,454	16,703
†Pacific Biosciences of California, Inc.	7,405	10,145
†Quanterix Corp.	1,218	16,090
†Repligen Corp.	1,464	184,552
Revvity, Inc.	2,954	309,756
†Seer, Inc.	2,828	4,751
†Sotera Health Co.	12,699	150,737
Thermo Fisher Scientific, Inc.	4,351	2,406,103
†Waters Corp.	1,354	392,822
West Pharmaceutical Services, Inc.	1,251	412,067
		10,144,393
Machinery–3.12%
†3D Systems Corp.	6,912	21,220
AGCO Corp.	4,680	458,078
Alamo Group, Inc.	671	116,083
Albany International Corp. Class A	2,141	180,807
Allison Transmission Holdings, Inc.	7,945	603,026
Astec Industries, Inc.	1,462	43,363
Barnes Group, Inc.	3,140	130,027
†Blue Bird Corp.	812	43,726
Caterpillar, Inc.	9,808	3,267,045
Chicago Rivet & Machine Co.	189	2,799
Columbus McKinnon Corp.	1,631	56,335
LVIP Dimensional U.S. Core Equity 2 Fund-19

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
†Commercial Vehicle Group, Inc.	4,182	$20,492
Crane Co.	2,614	378,978
Cummins, Inc.	4,569	1,265,293
Deere & Co.	5,900	2,204,417
Donaldson Co., Inc.	8,393	600,603
Douglas Dynamics, Inc.	1,386	32,432
Dover Corp.	3,908	705,199
Eastern Co.	515	13,117
†Energy Recovery, Inc.	2,984	39,657
Enerpac Tool Group Corp.	2,890	110,340
Enpro, Inc.	2,155	313,703
Esab Corp.	2,239	211,429
ESCO Technologies, Inc.	1,491	156,615
Federal Signal Corp.	4,085	341,792
Flowserve Corp.	6,513	313,275
Fortive Corp.	6,827	505,881
Franklin Electric Co., Inc.	2,494	240,222
†Gates Industrial Corp. PLC	3,772	59,635
†Gencor Industries, Inc.	1,204	23,285
Gorman-Rupp Co.	2,146	78,780
Graco, Inc.	3,675	291,354
†Graham Corp.	501	14,108
Greenbrier Cos., Inc.	1,954	96,821
Helios Technologies, Inc.	2,751	131,360
Hillenbrand, Inc.	5,042	201,781
†Hillman Solutions Corp.	9,490	83,987
Hurco Cos., Inc.	300	4,578
Hyster-Yale, Inc.	834	58,155
IDEX Corp.	1,637	329,364
Illinois Tool Works, Inc.	5,942	1,408,016
Ingersoll Rand, Inc.	9,821	892,140
ITT, Inc.	4,600	594,228
John Bean Technologies Corp.	1,844	175,125
Kadant, Inc.	745	218,866
Kennametal, Inc.	5,039	118,618
†L B Foster Co. Class A	762	16,398
Lincoln Electric Holdings, Inc.	3,420	645,149
Lindsay Corp.	475	58,368
Luxfer Holdings PLC	1,289	14,940
†Manitowoc Co., Inc.	3,195	36,838
†Mayville Engineering Co., Inc.	557	9,280
†Middleby Corp.	2,587	317,192
Miller Industries, Inc.	637	35,048
Mueller Industries, Inc.	8,516	484,901
Mueller Water Products, Inc. Class A	10,288	184,361
†NN, Inc.	5,648	16,944
Nordson Corp.	1,271	294,796
Omega Flex, Inc.	460	23,589
Oshkosh Corp.	3,866	418,301
Otis Worldwide Corp.	7,055	679,114
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
PACCAR, Inc.	10,993	$1,131,619
Parker-Hannifin Corp.	1,516	766,808
Park-Ohio Holdings Corp.	1,241	32,130
Pentair PLC	8,934	684,970
†Proto Labs, Inc.	1,067	32,960
†RBC Bearings, Inc.	700	188,846
REV Group, Inc.	4,472	111,308
Shyft Group, Inc.	2,371	28,120
Snap-on, Inc.	1,470	384,243
†SPX Technologies, Inc.	3,324	472,473
Standex International Corp.	630	101,525
Stanley Black & Decker, Inc.	4,384	350,238
†Stratasys Ltd.	3,678	30,858
Tennant Co.	1,373	135,158
Terex Corp.	3,393	186,072
Timken Co.	4,369	350,088
†Titan International, Inc.	6,689	49,566
Toro Co.	3,648	341,124
Trinity Industries, Inc.	6,963	208,333
Twin Disc, Inc.	600	7,068
Wabash National Corp.	2,605	56,893
Watts Water Technologies, Inc. Class A	1,597	292,842
Westinghouse Air Brake Technologies Corp.	4,846	765,910
Xylem, Inc.	5,955	807,677
		27,908,203
Marine Transportation–0.12%
Costamare, Inc.	6,357	104,445
Genco Shipping & Trading Ltd.	2,086	44,453
†Kirby Corp.	4,034	482,991
Matson, Inc.	2,879	377,062
Pangaea Logistics Solutions Ltd.	3,860	30,224
		1,039,175
Media–1.04%
†Advantage Solutions, Inc.	5,958	19,185
†Altice USA, Inc. Class A	10,271	20,953
†AMC Networks, Inc. Class A	1,659	16,026
†Boston Omaha Corp. Class A	1,027	13,823
Cable One, Inc.	196	69,384
†Cardlytics, Inc.	5,823	47,807
†Charter Communications, Inc. Class A	2,320	693,587
Comcast Corp. Class A	82,939	3,247,891
†comScore, Inc.	29	412
†Cumulus Media, Inc. Class A	500	1,020
DallasNews Corp.	1,322	4,746
†EchoStar Corp. Class A	8,616	153,451
†Emerald Holding, Inc.	3,197	18,191
Entravision Communications Corp. Class A	4,034	8,189
LVIP Dimensional U.S. Core Equity 2 Fund-20

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†EW Scripps Co. Class A	5,690	$17,867
Fox Corp. Class A	16,453	546,565
†Gambling.com Group Ltd.	2,200	18,084
†Gannett Co., Inc.	11,594	53,448
Gray Television, Inc.	5,362	27,882
†Integral Ad Science Holding Corp.	8,409	81,736
Interpublic Group of Cos., Inc.	14,529	422,649
John Wiley & Sons, Inc. Class A	2,592	105,494
†Liberty Broadband Corp. Class A	1,708	93,477
†Liberty Media Corp.-Liberty SiriusXM Class A	13,115	290,593
†Magnite, Inc.	5,590	74,291
†Marchex, Inc. Class B	5,340	8,224
New York Times Co. Class A	6,656	340,854
News Corp. Class A	17,038	474,275
Nexstar Media Group, Inc.	3,138	520,939
Omnicom Group, Inc.	10,447	937,096
Paramount Global Class A	24,606	258,852
†PubMatic, Inc. Class A	1,163	23,621
Saga Communications, Inc. Class A	635	10,001
Scholastic Corp.	2,318	82,219
Sinclair, Inc.	911	12,144
Sirius XM Holdings, Inc.	21,963	62,155
†Stagwell, Inc.	4,200	28,644
†TechTarget, Inc.	959	29,892
TEGNA, Inc.	15,413	214,857
†Thryv Holdings, Inc.	1,751	31,203
†Trade Desk, Inc. Class A	1,794	175,220
†Urban One, Inc.	3,828	5,742
†WideOpenWest, Inc.	3,597	19,460
		9,282,149
Metals & Mining–1.07%
Alcoa Corp.	11,273	448,440
Alpha Metallurgical Resources, Inc.	805	225,827
†Ampco-Pittsburgh Corp.	782	602
Arch Resources, Inc.	1,270	193,332
†ATI, Inc.	7,588	420,755
Caledonia Mining Corp. PLC	1,249	12,140
Carpenter Technology Corp.	2,617	286,771
†Century Aluminum Co.	6,328	105,994
†Cleveland-Cliffs, Inc.	27,413	421,886
†Coeur Mining, Inc.	22,731	127,748
Commercial Metals Co.	7,116	391,309
Compass Minerals International, Inc.	2,029	20,960
†Dakota Gold Corp.	2,786	7,104
Ferroglobe PLC	9,406	50,416
Fortitude Gold Corp.	1,049	4,553
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Freeport-McMoRan, Inc.	22,516	$1,094,278
Friedman Industries, Inc.	5	76
†Gatos Silver, Inc.	2,261	23,605
Haynes International, Inc.	2,063	121,098
Hecla Mining Co.	36,267	175,895
†Idaho Strategic Resources, Inc.	1,820	17,945
Kaiser Aluminum Corp.	589	51,773
Materion Corp.	1,479	159,924
†Metallus, Inc.	6,202	125,715
†MP Materials Corp.	4,309	54,854
Newmont Corp.	17,956	751,818
†Nexa Resources SA	4,710	35,984
Nucor Corp.	6,406	1,012,660
Olympic Steel, Inc.	623	27,929
Radius Recycling, Inc.	1,911	29,181
Ramaco Resources, Inc. Class A	1,411	17,567
Reliance, Inc.	2,246	641,458
Royal Gold, Inc.	1,959	245,188
Ryerson Holding Corp.	2,843	55,438
Southern Copper Corp.	2,926	315,247
Steel Dynamics, Inc.	8,252	1,068,634
SunCoke Energy, Inc.	6,128	60,054
†Tredegar Corp.	3,415	16,358
U.S. Steel Corp.	12,149	459,232
†Universal Stainless & Alloy Products, Inc.	352	9,638
Warrior Met Coal, Inc.	3,207	201,303
Worthington Steel, Inc.	3,712	123,832
		9,614,521
Multi-Utilities–0.41%
Ameren Corp.	4,019	285,791
Avista Corp.	2,686	92,962
Black Hills Corp.	964	52,422
CenterPoint Energy, Inc.	10,838	335,761
CMS Energy Corp.	5,086	302,770
Consolidated Edison, Inc.	5,469	489,038
Dominion Energy, Inc.	5,531	271,019
DTE Energy Co.	3,725	413,512
NiSource, Inc.	8,491	244,626
Northwestern Energy Group, Inc.	1,697	84,986
Public Service Enterprise Group, Inc.	5,861	431,956
Sempra	4,488	341,357
Unitil Corp.	1,166	60,387
WEC Energy Group, Inc.	3,452	270,844
		3,677,431
Oil, Gas & Consumable Fuels–5.19%
Adams Resources & Energy, Inc.	441	12,348
†Amplify Energy Corp.	3,085	20,916
LVIP Dimensional U.S. Core Equity 2 Fund-21

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Antero Midstream Corp.	24,985	$368,279
†Antero Resources Corp.	8,049	262,639
APA Corp.	14,490	426,586
Ardmore Shipping Corp.	2,791	62,881
†Battalion Oil Corp.	29	97
Berry Corp.	3,410	22,029
California Resources Corp.	4,309	229,325
†Centrus Energy Corp. Class A	700	29,925
Cheniere Energy, Inc.	6,525	1,140,766
Chesapeake Energy Corp.	8,494	698,122
Chevron Corp.	27,956	4,372,877
Chord Energy Corp.	1,551	260,072
Civitas Resources, Inc.	3,073	212,037
†Clean Energy Fuels Corp.	20,933	55,891
†CNX Resources Corp.	15,674	380,878
Comstock Resources, Inc.	11,629	120,709
ConocoPhillips	27,972	3,199,437
†CONSOL Energy, Inc.	2,615	266,808
Coterra Energy, Inc.	35,202	938,837
Crescent Energy Co. Class A	1,709	20,252
CVR Energy, Inc.	6,732	180,216
Delek U.S. Holdings, Inc.	4,667	115,555
Devon Energy Corp.	28,945	1,371,993
DHT Holdings, Inc.	13,916	161,008
Diamondback Energy, Inc.	7,713	1,544,065
Dorian LPG Ltd.	2,455	103,012
DT Midstream, Inc.	5,805	412,329
†EnLink Midstream LLC	29,673	408,300
EOG Resources, Inc.	11,873	1,494,454
Epsilon Energy Ltd.	2,128	11,598
EQT Corp.	13,715	507,181
Equitrans Midstream Corp.	22,129	287,234
Evolution Petroleum Corp.	2,220	11,699
Excelerate Energy, Inc. Class A	1,162	21,427
Exxon Mobil Corp.	64,519	7,427,427
FutureFuel Corp.	4,158	21,331
Granite Ridge Resources, Inc.	3,316	20,990
†Green Plains, Inc.	3,877	61,489
†Gulfport Energy Corp.	473	71,423
†Hallador Energy Co.	3,632	28,221
Hess Corp.	8,531	1,258,493
HF Sinclair Corp.	10,776	574,792
International Seaways, Inc.	2,758	163,081
Kinder Morgan, Inc.	41,331	821,247
Kinetik Holdings, Inc.	896	37,130
†Kosmos Energy Ltd.	26,917	149,120
Magnolia Oil & Gas Corp. Class A	9,382	237,740
Marathon Oil Corp.	28,424	814,916
Marathon Petroleum Corp.	9,893	1,716,238
Matador Resources Co.	6,684	398,366
Murphy Oil Corp.	10,368	427,576
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
NACCO Industries, Inc. Class A	326	$9,020
New Fortress Energy, Inc.	4,276	93,986
Nordic American Tankers Ltd.	14,832	59,031
Northern Oil & Gas, Inc.	1,139	42,337
Occidental Petroleum Corp.	19,951	1,257,512
ONEOK, Inc.	13,448	1,096,684
Overseas Shipholding Group, Inc. Class A	5,002	42,417
Ovintiv, Inc.	13,095	613,763
†Par Pacific Holdings, Inc.	3,626	91,556
PBF Energy, Inc. Class A	7,775	357,805
Peabody Energy Corp.	9,294	205,583
Permian Resources Corp.	19,935	321,950
Phillips 66	7,915	1,117,361
PHX Minerals, Inc.	655	2,135
†PrimeEnergy Resources Corp.	202	21,483
Range Resources Corp.	17,978	602,802
†REX American Resources Corp.	1,620	73,856
SandRidge Energy, Inc.	3,035	39,243
Scorpio Tankers, Inc.	4,423	359,546
SFL Corp. Ltd.	10,126	140,549
†SilverBow Resources, Inc.	1,201	45,434
Sitio Royalties Corp. Class A	1,683	39,736
SM Energy Co.	10,169	439,606
†Southwestern Energy Co.	61,772	415,726
†Talos Energy, Inc.	4,058	49,305
Targa Resources Corp.	9,029	1,162,755
†Teekay Corp.	3,211	28,803
Teekay Tankers Ltd. Class A	2,248	154,685
Texas Pacific Land Corp.	732	537,486
†Uranium Energy Corp.	12,370	74,344
Valero Energy Corp.	10,833	1,698,181
†Vital Energy, Inc.	1,639	73,460
Vitesse Energy, Inc.	1,422	33,701
W&T Offshore, Inc.	4,101	8,776
Williams Cos., Inc.	24,170	1,027,225
World Kinect Corp.	6,061	156,374
		46,455,578
Paper & Forest Products–0.09%
†Clearwater Paper Corp.	1,500	72,705
†Glatfelter Corp.	3,242	4,506
Louisiana-Pacific Corp.	7,336	603,973
Mercer International, Inc.	4,679	39,959
Sylvamo Corp.	1,590	109,074
		830,217
Passenger Airlines–0.37%
†Alaska Air Group, Inc.	6,350	256,540
Allegiant Travel Co.	1,306	65,600
LVIP Dimensional U.S. Core Equity 2 Fund-22

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Passenger Airlines (continued)
†American Airlines Group, Inc.	14,699	$166,540
Copa Holdings SA Class A	1,782	169,611
Delta Air Lines, Inc.	24,758	1,174,519
†Frontier Group Holdings, Inc.	2,518	12,414
†Hawaiian Holdings, Inc.	3,086	38,359
†JetBlue Airways Corp.	22,742	138,499
†SkyWest, Inc.	3,119	255,976
Southwest Airlines Co.	12,115	346,610
Spirit Airlines, Inc.	5,476	20,042
†Sun Country Airlines Holdings, Inc.	2,980	37,429
†United Airlines Holdings, Inc.	12,582	612,240
		3,294,379
Personal Care Products–0.23%
†BellRing Brands, Inc.	5,127	292,957
†Coty, Inc. Class A	28,705	287,624
Edgewell Personal Care Co.	3,074	123,544
†elf Beauty, Inc.	1,640	345,581
Estee Lauder Cos., Inc. Class A	1,114	118,530
†Herbalife Ltd.	4,218	43,825
†Honest Co., Inc.	11,559	33,752
Inter Parfums, Inc.	1,441	167,199
Kenvue, Inc.	27,395	498,041
Lifevantage Corp.	2,676	17,180
Medifast, Inc.	636	13,878
Natural Health Trends Corp.	462	3,280
†Nature's Sunshine Products, Inc.	909	13,699
Nu Skin Enterprises, Inc. Class A	3,625	38,207
†USANA Health Sciences, Inc.	1,458	65,960
		2,063,257
Pharmaceuticals–2.98%
†Amneal Pharmaceuticals, Inc.	8,114	51,524
†Amphastar Pharmaceuticals, Inc.	331	13,240
†ANI Pharmaceuticals, Inc.	935	59,541
†Arvinas, Inc.	1,209	32,184
†Assertio Holdings, Inc.	937	1,162
†Atea Pharmaceuticals, Inc.	4,025	13,323
†Athira Pharma, Inc.	4,848	12,847
Bristol-Myers Squibb Co.	43,919	1,823,956
†Catalent, Inc.	4,237	238,247
†Collegium Pharmaceutical, Inc.	1,508	48,558
†Corcept Therapeutics, Inc.	4,605	149,616
†Elanco Animal Health, Inc.	18,347	264,747
Eli Lilly & Co.	11,461	10,376,560
†Fulcrum Therapeutics, Inc.	3,143	19,487
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Harmony Biosciences Holdings, Inc.	2,848	$85,924
†Innoviva, Inc.	5,638	92,463
†Jazz Pharmaceuticals PLC	1,518	162,016
Johnson & Johnson	47,886	6,999,018
†Ligand Pharmaceuticals, Inc.	909	76,592
Merck & Co., Inc.	18,407	2,278,787
†Nektar Therapeutics	5,848	7,252
Organon & Co.	1,956	40,489
†Pacira BioSciences, Inc.	2,987	85,458
Perrigo Co. PLC	7,593	194,988
Pfizer, Inc.	65,116	1,821,946
Phibro Animal Health Corp. Class A	1,490	24,987
†Pliant Therapeutics, Inc.	1,160	12,470
†Prestige Consumer Healthcare, Inc.	3,449	237,464
†Scilex Holding Co.	1,396	2,694
†scPharmaceuticals, Inc.	2,003	8,713
SIGA Technologies, Inc.	4,189	31,795
†Supernus Pharmaceuticals, Inc.	4,014	107,374
†Tarsus Pharmaceuticals, Inc.	625	16,987
†Ventyx Biosciences, Inc.	1,006	2,324
Viatris, Inc.	29,225	310,662
Zoetis, Inc.	5,954	1,032,185
		26,737,580
Professional Services–1.63%
†Alight, Inc. Class A	6,750	49,815
†Asure Software, Inc.	1,711	14,372
Automatic Data Processing, Inc.	7,901	1,885,890
Barrett Business Services, Inc.	3,056	100,145
BGSF, Inc.	458	3,916
Booz Allen Hamilton Holding Corp.	4,888	752,263
Broadridge Financial Solutions, Inc.	3,831	754,707
†CACI International, Inc. Class A	1,277	549,276
†CBIZ, Inc.	2,928	216,965
†Clarivate PLC	6,339	36,069
Concentrix Corp.	734	46,447
†Conduent, Inc.	11,528	37,581
CRA International, Inc.	465	80,082
CSG Systems International, Inc.	1,963	80,817
†Dayforce, Inc.	2,899	143,790
†DLH Holdings Corp.	697	7,360
Dun & Bradstreet Holdings, Inc.	18,237	168,875
Equifax, Inc.	2,435	590,390
†ExlService Holdings, Inc.	7,105	222,813
LVIP Dimensional U.S. Core Equity 2 Fund-23

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Exponent, Inc.	2,689	$255,778
First Advantage Corp.	6,442	103,523
†Forrester Research, Inc.	1,302	22,238
†Franklin Covey Co.	769	29,222
†FTI Consulting, Inc.	1,813	390,756
Genpact Ltd.	4,452	143,310
Heidrick & Struggles International, Inc.	1,738	54,886
HireQuest, Inc.	768	9,485
†Huron Consulting Group, Inc.	1,526	150,311
†IBEX Holdings Ltd.	574	9,287
ICF International, Inc.	989	146,827
Insperity, Inc.	1,739	158,614
Jacobs Solutions, Inc.	2,662	371,908
KBR, Inc.	5,931	380,414
Kelly Services, Inc. Class A	2,914	62,389
Kforce, Inc.	1,861	115,624
Korn Ferry	3,509	235,594
†Legalzoom.com, Inc.	3,899	32,713
Leidos Holdings, Inc.	3,474	506,787
ManpowerGroup, Inc.	3,592	250,722
Maximus, Inc.	4,397	376,823
†Mistras Group, Inc.	2,371	19,656
†NV5 Global, Inc.	814	75,678
†Parsons Corp.	3,000	245,430
Paychex, Inc.	6,697	793,996
Paycom Software, Inc.	1,219	174,366
†Paycor HCM, Inc.	2,411	30,620
†Paylocity Holding Corp.	950	125,257
†RCM Technologies, Inc.	1,000	18,720
Resources Connection, Inc.	3,042	33,584
Robert Half, Inc.	7,870	503,523
Science Applications International Corp.	3,433	403,549
SS&C Technologies Holdings, Inc.	6,801	426,219
†Sterling Check Corp.	3,447	51,016
TransUnion	4,978	369,168
TriNet Group, Inc.	2,281	228,100
†TrueBlue, Inc.	2,836	29,211
TTEC Holdings, Inc.	3,257	19,151
†Upwork, Inc.	1,575	16,931
Verisk Analytics, Inc.	4,606	1,241,547
†Verra Mobility Corp.	8,011	217,899
†Willdan Group, Inc.	746	21,522
		14,593,927
Real Estate Management & Development–0.35%
†AMREP Corp.	442	8,358
†Anywhere Real Estate, Inc.	7,238	23,958
†CBRE Group, Inc. Class A	7,399	659,325
†CKX Lands, Inc.	100	1,350
†Compass, Inc. Class A	24,497	88,189
†CoStar Group, Inc.	4,230	313,612
†Cushman & Wakefield PLC	5,962	62,005
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
DigitalBridge Group, Inc.	3,985	$54,595
†Douglas Elliman, Inc.	3,734	4,331
eXp World Holdings, Inc.	1,193	13,463
†Five Point Holdings LLC Class A	1,459	4,275
†Forestar Group, Inc.	2,282	73,001
†FRP Holdings, Inc.	2,382	67,935
†Howard Hughes Holdings, Inc.	2,366	153,364
†Jones Lang LaSalle, Inc.	2,637	541,323
Kennedy-Wilson Holdings, Inc.	9,523	92,564
Marcus & Millichap, Inc.	2,435	76,751
†Maui Land & Pineapple Co., Inc.	1,011	22,293
Newmark Group, Inc. Class A	11,223	114,811
†Opendoor Technologies, Inc.	52,562	96,714
†Rafael Holdings, Inc. Class B	887	1,277
RE/MAX Holdings, Inc. Class A	1,472	11,923
RMR Group, Inc. Class A	1,499	33,877
St. Joe Co.	4,108	224,708
†Stratus Properties, Inc.	394	9,937
†Tejon Ranch Co.	3,049	52,016
†Zillow Group, Inc. Class A	6,226	286,697
		3,092,652
Semiconductors & Semiconductor Equipment–8.31%
†Advanced Micro Devices, Inc.	7,379	1,196,948
†Allegro MicroSystems, Inc.	3,524	99,518
†Alpha & Omega Semiconductor Ltd.	978	36,548
†Ambarella, Inc.	1,741	93,927
Amkor Technology, Inc.	19,741	790,035
†Amtech Systems, Inc.	1,163	6,815
Analog Devices, Inc.	5,085	1,160,702
Applied Materials, Inc.	7,700	1,817,123
†Axcelis Technologies, Inc.	2,156	306,562
†AXT, Inc.	1,172	3,961
Broadcom, Inc.	2,310	3,708,774
†CEVA, Inc.	1,018	19,637
†Cirrus Logic, Inc.	4,655	594,257
†Cohu, Inc.	3,624	119,954
†Credo Technology Group Holding Ltd.	2,502	79,914
†Diodes, Inc.	2,424	174,358
†Enphase Energy, Inc.	2,236	222,952
Entegris, Inc.	3,102	420,011
†Everspin Technologies, Inc.	2,446	14,652
†First Solar, Inc.	2,584	582,589
†FormFactor, Inc.	4,562	276,138
†GLOBALFOUNDRIES, Inc.	2,473	125,035
†GSI Technology, Inc.	1,975	5,234
†Ichor Holdings Ltd.	1,913	73,746
LVIP Dimensional U.S. Core Equity 2 Fund-24

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†indie Semiconductor, Inc. Class A	2,266	$13,981
Intel Corp.	55,897	1,731,130
†inTEST Corp.	1,085	10,720
KLA Corp.	2,842	2,343,257
Kulicke & Soffa Industries, Inc.	3,275	161,097
Lam Research Corp.	2,183	2,324,568
†Lattice Semiconductor Corp.	3,639	211,026
†MACOM Technology Solutions Holdings, Inc.	2,251	250,919
†Magnachip Semiconductor Corp.	1,402	6,828
Marvell Technology, Inc.	8,429	589,187
†MaxLinear, Inc.	4,711	94,880
Microchip Technology, Inc.	14,633	1,338,919
Micron Technology, Inc.	9,842	1,294,518
MKS Instruments, Inc.	889	116,086
Monolithic Power Systems, Inc.	551	452,746
†Navitas Semiconductor Corp.	3,750	14,737
NVE Corp.	375	28,009
NVIDIA Corp.	333,080	41,148,703
NXP Semiconductors NV	4,625	1,244,541
†ON Semiconductor Corp.	14,565	998,431
†Onto Innovation, Inc.	2,863	628,600
†PDF Solutions, Inc.	2,280	82,946
†Photronics, Inc.	4,937	121,796
Power Integrations, Inc.	2,288	160,595
†Qorvo, Inc.	4,540	526,822
QUALCOMM, Inc.	13,444	2,677,776
†Rambus, Inc.	3,919	230,280
†Semtech Corp.	658	19,661
†Silicon Laboratories, Inc.	1,942	214,843
†SiTime Corp.	694	86,320
Skyworks Solutions, Inc.	4,092	436,125
†SMART Global Holdings, Inc.	2,460	56,260
†SolarEdge Technologies, Inc.	763	19,273
†Synaptics, Inc.	2,171	191,482
Teradyne, Inc.	3,389	502,555
Texas Instruments, Inc.	8,675	1,687,548
†Ultra Clean Holdings, Inc.	2,522	123,578
Universal Display Corp.	1,230	258,607
†Veeco Instruments, Inc.	2,578	120,418
†Wolfspeed, Inc.	1,568	35,688
		74,484,846
Software–7.62%
A10 Networks, Inc.	2,287	31,675
†ACI Worldwide, Inc.	6,433	254,683
Adeia, Inc.	7,533	84,257
†Adobe, Inc.	7,296	4,053,220
†Agilysys, Inc.	153	15,933
†Alarm.com Holdings, Inc.	2,172	138,009
†Alkami Technology, Inc.	1,202	34,233
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Altair Engineering, Inc. Class A	800	$78,464
American Software, Inc. Class A	1,038	9,477
†Amplitude, Inc. Class A	3,306	29,423
†ANSYS, Inc.	1,313	422,130
†Appfolio, Inc. Class A	301	73,616
†AppLovin Corp. Class A	7,569	629,892
†Aspen Technology, Inc.	1,465	290,993
†Atlassian Corp. Class A	315	55,717
†Aurora Innovation, Inc.	31,012	85,903
†Autodesk, Inc.	3,161	782,189
†AvePoint, Inc.	3,296	34,344
Bentley Systems, Inc. Class B	2,883	142,305
†Bill Holdings, Inc.	1,820	95,768
†Blackbaud, Inc.	2,281	173,744
†BlackLine, Inc.	719	34,836
†Box, Inc. Class A	1,064	28,132
†Cadence Design Systems, Inc.	1,182	363,761
†CCC Intelligent Solutions Holdings, Inc.	6,674	74,148
†Cerence, Inc.	2,409	6,817
†Cleanspark, Inc.	7,748	123,581
†CommVault Systems, Inc.	456	55,436
†Consensus Cloud Solutions, Inc.	1,160	19,929
†CoreCard Corp.	954	13,919
†Crowdstrike Holdings, Inc. Class A	518	198,492
†CS Disco, Inc.	2,868	17,093
†Daily Journal Corp.	100	39,448
†Datadog, Inc. Class A	238	30,866
†Digital Turbine, Inc.	3,073	5,101
†DocuSign, Inc.	1,008	53,928
Dolby Laboratories, Inc. Class A	2,941	233,015
†DoubleVerify Holdings, Inc.	2,056	40,030
†Dropbox, Inc. Class A	9,035	203,016
†Dynatrace, Inc.	2,110	94,401
†E2open Parent Holdings, Inc.	15,260	68,517
†eGain Corp.	796	5,023
†Elastic NV	272	30,984
†Envestnet, Inc.	2,030	127,058
†EverCommerce, Inc.	1,922	21,104
†Fair Isaac Corp.	443	659,476
†Five9, Inc.	794	35,015
†Fortinet, Inc.	9,421	567,804
†Freshworks, Inc. Class A	6,955	88,259
Gen Digital, Inc.	24,225	605,141
†Guidewire Software, Inc.	2,052	282,950
†HashiCorp, Inc. Class A	1,545	52,051
†HubSpot, Inc.	157	92,597
†Informatica, Inc. Class A	5,370	165,826
†Instructure Holdings, Inc.	902	21,116
LVIP Dimensional U.S. Core Equity 2 Fund-25

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Intapp, Inc.	705	$25,852
InterDigital, Inc.	2,062	240,347
Intuit, Inc.	1,203	790,624
†Jamf Holding Corp.	4,825	79,613
†JFrog Ltd.	2,880	108,144
†LiveRamp Holdings, Inc.	4,179	129,298
†Manhattan Associates, Inc.	3,120	769,642
†Marathon Digital Holdings, Inc.	5,062	100,481
†Matterport, Inc.	7,132	31,880
†MeridianLink, Inc.	1,203	25,696
Microsoft Corp.	98,635	44,084,913
†Mitek Systems, Inc.	3,573	39,946
†N-able, Inc.	5,589	85,121
†nCino, Inc.	3,473	109,226
†NCR Voyix Corp.	9,975	123,191
†Nutanix, Inc. Class A	2,597	147,639
†Olo, Inc. Class A	5,124	22,648
†ON24, Inc.	506	3,041
†OneSpan, Inc.	2,510	32,178
†Ooma, Inc.	1,800	17,874
Oracle Corp.	17,625	2,488,650
†Palantir Technologies, Inc. Class A	7,805	197,701
†Palo Alto Networks, Inc.	941	319,008
Pegasystems, Inc.	652	39,466
†PowerSchool Holdings, Inc. Class A	5,214	116,741
†Procore Technologies, Inc.	600	39,786
Progress Software Corp.	3,296	178,841
†PTC, Inc.	1,995	362,432
†Q2 Holdings, Inc.	1,887	113,843
†Qualys, Inc.	1,575	224,595
†Rimini Street, Inc.	4,284	13,152
†RingCentral, Inc. Class A	628	17,710
†Riot Platforms, Inc.	6,350	58,039
Roper Technologies, Inc.	980	552,387
Salesforce, Inc.	7,099	1,825,153
†Samsara, Inc. Class A	2,189	73,769
Sapiens International Corp. NV	3,371	114,378
†SecureWorks Corp. Class A	2,259	15,813
†SEMrush Holdings, Inc. Class A	1,619	21,678
†SentinelOne, Inc. Class A	8,215	172,926
†ServiceNow, Inc.	339	266,681
†Smartsheet, Inc. Class A	1,756	77,405
SolarWinds Corp.	7,735	93,207
†SoundThinking, Inc.	558	6,796
†Sprinklr, Inc. Class A	2,904	27,937
†SPS Commerce, Inc.	523	98,408
†Synchronoss Technologies, Inc.	257	2,390
†Synopsys, Inc.	689	409,996
†Telos Corp.	3,621	14,556
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Teradata Corp.	5,927	$204,837
†Tyler Technologies, Inc.	575	289,099
†UiPath, Inc. Class A	7,152	90,687
†Unity Software, Inc.	9,692	157,592
†Upland Software, Inc.	1,653	4,116
†Varonis Systems, Inc.	2,202	105,630
†Verint Systems, Inc.	3,097	99,723
†Vertex, Inc. Class A	1,395	50,290
†Workday, Inc. Class A	315	70,421
†Xperi, Inc.	3,013	24,737
†Yext, Inc.	4,098	21,924
†Zoom Video Communications, Inc. Class A	3,207	189,822
†Zscaler, Inc.	476	91,482
		68,286,003
Specialty Retail–2.74%
†1-800-Flowers.com, Inc. Class A	3,054	29,074
Aaron's Co., Inc.	2,309	23,044
†Abercrombie & Fitch Co. Class A	6,902	1,227,452
Academy Sports & Outdoors, Inc.	4,579	243,832
Advance Auto Parts, Inc.	2,697	170,801
American Eagle Outfitters, Inc.	13,926	277,963
†America's Car-Mart, Inc.	473	28,479
Arhaus, Inc.	2,348	39,775
Arko Corp.	4,300	26,961
†Asbury Automotive Group, Inc.	1,229	280,052
†AutoNation, Inc.	3,314	528,185
†AutoZone, Inc.	118	349,764
Bath & Body Works, Inc.	4,665	182,168
Best Buy Co., Inc.	11,310	953,320
†Beyond, Inc.	3,668	47,977
Big 5 Sporting Goods Corp.	952	2,818
†Boot Barn Holdings, Inc.	2,377	306,467
Buckle, Inc.	3,060	113,036
Build-A-Bear Workshop, Inc.	1,134	28,656
†Burlington Stores, Inc.	1,720	412,800
Caleres, Inc.	3,166	106,378
Camping World Holdings, Inc. Class A	1,466	26,183
†CarMax, Inc.	5,033	369,120
†CarParts.com, Inc.	2,700	2,700
†Carvana Co.	904	116,363
Cato Corp. Class A	2,294	12,709
†Chewy, Inc. Class A	1,823	49,658
†Children's Place, Inc.	524	4,265
†Citi Trends, Inc.	1,474	31,337
†Conn's, Inc.	3,161	3,493
†Container Store Group, Inc.	7,273	3,927
LVIP Dimensional U.S. Core Equity 2 Fund-26

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Designer Brands, Inc. Class A	3,126	$21,351
†Destination XL Group, Inc.	4,125	15,015
Dick's Sporting Goods, Inc.	3,444	739,943
†Duluth Holdings, Inc. Class B	753	2,779
†Five Below, Inc.	2,411	262,727
†Floor & Decor Holdings, Inc. Class A	4,351	432,533
Foot Locker, Inc.	8,253	205,665
Gap, Inc.	12,803	305,864
†Genesco, Inc.	1,809	46,781
Group 1 Automotive, Inc.	1,159	344,547
†GrowGeneration Corp.	2,382	5,121
Guess?, Inc.	4,877	99,491
Haverty Furniture Cos., Inc.	1,170	29,589
Home Depot, Inc.	14,087	4,849,309
J Jill, Inc.	987	34,515
†Lands' End, Inc.	2,935	39,887
†Leslie's, Inc.	6,775	28,387
Lithia Motors, Inc.	1,699	428,913
†LL Flooring Holdings, Inc.	2,511	3,591
Lowe's Cos., Inc.	3,406	750,887
†MarineMax, Inc.	1,791	57,975
Monro, Inc.	2,081	49,653
Murphy USA, Inc.	1,506	707,007
†National Vision Holdings, Inc.	3,754	49,140
†ODP Corp.	3,561	139,840
†OneWater Marine, Inc. Class A	769	21,201
†O'Reilly Automotive, Inc.	372	392,854
Penske Automotive Group, Inc.	2,723	405,781
†Petco Health & Wellness Co., Inc.	3,697	13,975
PetMed Express, Inc.	1,442	5,840
†Restoration Hardware, Inc.	1,072	262,040
†Revolve Group, Inc.	1,075	17,103
Ross Stores, Inc.	8,185	1,189,444
†Sally Beauty Holdings, Inc.	4,190	44,959
Shoe Carnival, Inc.	2,018	74,444
Signet Jewelers Ltd.	3,670	328,759
†Sleep Number Corp.	1,810	17,322
Sonic Automotive, Inc. Class A	1,581	86,117
†Sportsman's Warehouse Holdings, Inc.	1,747	4,210
†Stitch Fix, Inc. Class A	990	4,108
†Tile Shop Holdings, Inc.	4,218	29,231
†Tilly's, Inc. Class A	2,120	12,784
TJX Cos., Inc.	18,956	2,087,056
Tractor Supply Co.	4,416	1,192,320
†Ulta Beauty, Inc.	2,108	813,414
Upbound Group, Inc.	3,348	102,784
†Urban Outfitters, Inc.	6,503	266,948
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Valvoline, Inc.	7,552	$326,246
†Victoria's Secret & Co.	3,220	56,897
†Warby Parker, Inc. Class A	1,875	30,112
Williams-Sonoma, Inc.	3,683	1,039,969
Winmark Corp.	203	71,584
†Zumiez, Inc.	1,585	30,876
		24,577,645
Technology Hardware, Storage & Peripherals–5.55%
Apple, Inc.	208,876	43,993,463
†Corsair Gaming, Inc.	5,089	56,183
†CPI Card Group, Inc.	137	3,733
Dell Technologies, Inc. Class C	2,092	288,508
†Diebold Nixdorf, Inc.	1,512	58,182
Hewlett Packard Enterprise Co.	33,041	699,478
HP, Inc.	15,313	536,261
Immersion Corp.	1,963	18,472
†Intevac, Inc.	505	1,949
†IonQ, Inc.	3,116	21,905
NetApp, Inc.	7,200	927,360
†One Stop Systems, Inc.	2,641	6,365
†Pure Storage, Inc. Class A	3,067	196,932
Seagate Technology Holdings PLC	3,860	398,622
†Super Micro Computer, Inc.	2,050	1,679,668
†Turtle Beach Corp.	601	8,618
†Western Digital Corp.	8,583	650,334
Xerox Holdings Corp.	13,402	155,731
		49,701,764
Textiles, Apparel & Luxury Goods–0.79%
†Allbirds, Inc. Class A	2,070	1,035
†Capri Holdings Ltd.	6,876	227,458
Carter's, Inc.	3,084	191,116
Columbia Sportswear Co.	3,905	308,807
†Crocs, Inc.	2,725	397,687
†Culp, Inc.	857	3,839
†Deckers Outdoor Corp.	1,056	1,022,155
†Delta Apparel, Inc.	583	338
†Figs, Inc. Class A	10,968	58,460
†Fossil Group, Inc.	4,356	6,273
†G-III Apparel Group Ltd.	5,065	137,110
†Hanesbrands, Inc.	26,411	130,206
Kontoor Brands, Inc.	2,536	167,756
Lakeland Industries, Inc.	306	7,020
Levi Strauss & Co. Class A	3,482	67,133
†Lululemon Athletica, Inc.	2,080	621,296
Movado Group, Inc.	1,488	36,992
NIKE, Inc. Class B	18,274	1,377,311
Oxford Industries, Inc.	1,080	108,162
PVH Corp.	3,292	348,524
Ralph Lauren Corp.	1,882	329,463
Rocky Brands, Inc.	542	20,032
LVIP Dimensional U.S. Core Equity 2 Fund-27

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
†Skechers USA, Inc. Class A	5,696	$393,708
Steven Madden Ltd.	4,035	170,681
Superior Group of Cos., Inc.	478	9,039
Tapestry, Inc.	13,865	593,283
†Under Armour, Inc. Class A	17,063	112,602
†Unifi, Inc.	1,589	9,359
†Vera Bradley, Inc.	4,817	30,154
VF Corp.	12,868	173,718
Wolverine World Wide, Inc.	2,673	36,139
		7,096,856
Tobacco–0.17%
Altria Group, Inc.	10,764	490,300
Philip Morris International, Inc.	8,966	908,525
Turning Point Brands, Inc.	703	22,559
Universal Corp.	1,492	71,900
Vector Group Ltd.	7,114	75,195
		1,568,479
Trading Companies & Distributors–1.17%
Air Lease Corp.	8,537	405,764
Alta Equipment Group, Inc.	1,479	11,891
Applied Industrial Technologies, Inc.	2,223	431,262
†Beacon Roofing Supply, Inc.	4,965	449,332
†BlueLinx Holdings, Inc.	383	35,653
Boise Cascade Co.	2,267	270,272
†Core & Main, Inc. Class A	3,956	193,607
†Custom Truck One Source, Inc.	7,065	30,733
†Distribution Solutions Group, Inc.	1,378	41,340
†DNOW, Inc.	6,498	89,217
†DXP Enterprises, Inc.	1,412	64,726
EVI Industries, Inc.	812	15,363
Fastenal Co.	16,174	1,016,374
Ferguson PLC	6,842	1,324,953
GATX Corp.	2,433	322,032
Global Industrial Co.	2,361	74,041
†GMS, Inc.	2,996	241,508
H&E Equipment Services, Inc.	2,029	89,621
Herc Holdings, Inc.	1,751	233,391
†Hudson Technologies, Inc.	2,788	24,506
Karat Packaging, Inc.	551	16,299
McGrath RentCorp	1,676	178,578
†MRC Global, Inc.	5,465	70,553
MSC Industrial Direct Co., Inc. Class A	3,057	242,451
Rush Enterprises, Inc. Class A	5,893	243,505
†SiteOne Landscape Supply, Inc.	1,945	236,142
†Titan Machinery, Inc.	1,745	27,745
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†Transcat, Inc.	587	$70,252
United Rentals, Inc.	2,453	1,586,429
Watsco, Inc.	744	344,651
WESCO International, Inc.	3,455	547,687
Willis Lease Finance Corp.	616	42,689
WW Grainger, Inc.	1,618	1,459,824
†Xometry, Inc. Class A	1,572	18,172
		10,450,563
Water Utilities–0.10%
American States Water Co.	1,681	121,990
American Water Works Co., Inc.	3,453	445,989
Artesian Resources Corp. Class A	575	20,217
California Water Service Group	2,184	105,902
Consolidated Water Co. Ltd.	860	22,824
Essential Utilities, Inc.	1,390	51,889
Global Water Resources, Inc.	1,585	19,179
Middlesex Water Co.	968	50,588
†Pure Cycle Corp.	1,628	15,547
SJW Group	1,157	62,733
York Water Co.	500	18,545
		935,403
Wireless Telecommunication Services–0.25%
†Gogo, Inc.	4,647	44,704
Spok Holdings, Inc.	803	11,893
Telephone & Data Systems, Inc.	6,032	125,043
T-Mobile U.S., Inc.	10,589	1,865,570
†U.S. Cellular Corp.	2,733	152,556
		2,199,766
Total Common Stock (Cost $458,681,702)		893,520,367
RIGHTS–0.00%
=†ABIOMED, Inc.	626	639
=†Aduro Biotech, Inc.	227	86
=†Albireo Pharma, Inc.	900	5,040
=†Chinook Therapeutics, Inc.	3,834	1,495
=†Mirati Therapeutics, Inc.	1,120	588
=†Resolute Forest Products, Inc.	6,285	8,925
=†Spectrum Pharmaceuticals, Inc.	5,260	0
Total Rights (Cost $14,198)		16,773

LVIP Dimensional U.S. Core Equity 2 Fund-28

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.29%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	2,595,960	$2,595,960
Total Money Market Fund (Cost $2,595,960)		2,595,960

TOTAL INVESTMENTS–100.04% (Cost $461,291,860)	$896,133,100
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(365,658)
NET ASSETS APPLICABLE TO 42,076,854 SHARES OUTSTANDING–100.00%	$895,767,442
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 2 FUND STANDARD CLASS ($697,658,385 / 32,746,876 Shares)	$21.305
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 2 FUND SERVICE CLASS ($198,109,057 / 9,329,978 Shares)	$21.234
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$385,317,709
Distributable earnings/(accumulated loss)	510,449,733
TOTAL NET ASSETS	$895,767,442

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $173,973 payable for securities purchased, $790,846 payable for fund shares redeemed, $24,622 other accrued expenses payable,
$370,295 due to manager and affiliates, $15,888 payable for audit fee and $40,076 payable for fund accounting fee as of June 30, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund-29

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$6,699,138
Foreign taxes withheld	(3,877)
6,695,261
EXPENSES:
Management fees	1,864,909
Distribution fees-Service Class	242,213
Shareholder servicing fees	128,768
Accounting and administration expenses	83,579
Professional fees	30,259
Pricing fees	15,161
Trustees’ fees and expenses	14,052
Custodian fees	9,801
Reports and statements to shareholders	5,846
Consulting fees	1,406
Other	14,199
Total operating expenses	2,410,193
NET INVESTMENT INCOME	4,285,068
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	39,785,234
Net change in unrealized appreciation (depreciation) of investments	44,253,285
NET REALIZED AND UNREALIZED GAIN	84,038,519
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$88,323,587
See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 2 Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,285,068	$9,638,095
Net realized gain	39,785,234	33,846,264
Net change in unrealized appreciation (depreciation)	44,253,285	119,771,861
Net increase in net assets resulting from operations	88,323,587	163,256,220
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(28,081,278)
Service Class	—	(7,080,543)
	—	(35,161,821)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,400,393	38,242,672
Service Class	11,075,606	31,753,078
Reinvestment of dividends and distributions:
Standard Class	—	28,081,278
Service Class	—	7,080,543
	18,475,999	105,157,571
Cost of shares redeemed:
Standard Class	(70,301,782)	(93,257,325)
Service Class	(26,713,799)	(25,226,420)
	(97,015,581)	(118,483,745)
Decrease in net assets derived from capital share transactions	(78,539,582)	(13,326,174)
NET INCREASE IN NET ASSETS	9,784,005	114,768,225
NET ASSETS:
Beginning of period	885,983,437	771,215,212
End of period	$895,767,442	$885,983,437
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund-30

LVIP Dimensional U.S. Core Equity 2 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 2 Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$19.294	$16.555	$20.506	$16.368	$14.366	$11.284
Income (loss) from investment operations:
Net investment income[2]	0.103	0.217	0.215	0.183	0.176	0.176
Net realized and unrealized gain (loss)	1.908	3.309	(3.106)	4.348	2.022	3.073
Total from investment operations	2.011	3.526	(2.891)	4.531	2.198	3.249
Less dividends and distributions from:
Net investment income	—	(0.226)	(0.223)	(0.215)	(0.196)	(0.167)
Net realized gain	—	(0.561)	(0.837)	(0.178)	—	—
Total dividends and distributions	—	(0.787)	(1.060)	(0.393)	(0.196)	(0.167)
Net asset value, end of period	$21.305	$19.294	$16.555	$20.506	$16.368	$14.366
Total return[3]	10.42%	21.65%	(13.91% )	27.77%	15.34%	28.82%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$697,658	$691,319	$616,725	$779,683	$701,744	$648,786
Ratio of expenses to average net assets	0.49%	0.49%	0.49%	0.48%	0.49%	0.50%
Ratio of expenses to average net assets prior to expenses waived	0.49%	0.49%	0.60%	0.78%	0.79%	0.79%
Ratio of net investment income to average net assets	1.02%	1.22%	1.20%	0.97%	1.29%	1.34%
Ratio of net investment income to average net assets prior to expenses waived	1.02%	1.22%	1.09%	0.67%	0.99%	1.05%
Portfolio turnover	2%	9%	8%	6%	12%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund-31

LVIP Dimensional U.S. Core Equity 2 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 2 Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$19.254	$16.526	$20.476	$16.349	$14.355	$11.280
Income (loss) from investment operations:
Net investment income[2]	0.078	0.172	0.169	0.136	0.142	0.143
Net realized and unrealized gain (loss)	1.902	3.300	(3.101)	4.338	2.013	3.070
Total from investment operations	1.980	3.472	(2.932)	4.474	2.155	3.213
Less dividends and distributions from:
Net investment income	—	(0.183)	(0.181)	(0.169)	(0.161)	(0.138)
Net realized gain	—	(0.561)	(0.837)	(0.178)	—	—
Total dividends and distributions	—	(0.744)	(1.018)	(0.347)	(0.161)	(0.138)
Net asset value, end of period	$21.234	$19.254	$16.526	$20.476	$16.349	$14.355
Total return[3]	10.28%	21.35%	(14.12% )	27.46%	15.05%	28.51%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$198,109	$194,664	$154,490	$168,051	$126,730	$102,250
Ratio of expenses to average net assets	0.74%	0.74%	0.74%	0.73%	0.74%	0.75%
Ratio of expenses to average net assets prior to expenses waived	0.74%	0.74%	0.85%	1.03%	1.04%	1.04%
Ratio of net investment income to average net assets	0.77%	0.97%	0.95%	0.72%	1.04%	1.09%
Ratio of net investment income to average net assets prior to expenses waived	0.77%	0.97%	0.84%	0.42%	0.74%	0.80%
Portfolio turnover	2%	9%	8%	6%	12%	9%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund-32

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Dimensional U.S. Core Equity 2 Fund-33

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.42% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$37,727
Legal	5,740
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $779 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$308,689
Distribution fees payable to LFD	40,274
Printing and mailing fees payable to Lincoln Life	18
Shareholder servicing fees payable to Lincoln Life	21,314
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Dimensional U.S. Core Equity 2 Fund-34

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$17,558,173
Sales	91,034,280
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$461,291,860
Aggregate unrealized appreciation of investments	$475,484,476
Aggregate unrealized depreciation of investments	(40,643,236)
Net unrealized appreciation of investments	$434,841,240
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$13,607,617	$—	$—	$13,607,617
Air Freight & Logistics	5,274,708	—	—	5,274,708
Automobile Components	4,386,832	—	—	4,386,832
Automobiles	5,707,747	—	—	5,707,747
Banks	43,978,373	—	—	43,978,373
Beverages	10,166,241	—	—	10,166,241
LVIP Dimensional U.S. Core Equity 2 Fund-35

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Biotechnology	$18,657,553	$—	$15,134	$18,672,687
Broadline Retail	15,848,347	—	—	15,848,347
Building Products	11,564,706	—	—	11,564,706
Capital Markets	26,408,033	—	—	26,408,033
Chemicals	18,879,649	—	—	18,879,649
Commercial Services & Supplies	9,326,123	—	— *	9,326,123
Communications Equipment	5,934,841	—	—	5,934,841
Construction & Engineering	7,537,189	—	—	7,537,189
Construction Materials	2,901,248	—	—	2,901,248
Consumer Finance	8,323,585	—	—	8,323,585
Consumer Staples Distribution & Retail	16,201,032	—	—	16,201,032
Containers & Packaging	6,766,647	—	—	6,766,647
Distributors	1,479,144	—	—	1,479,144
Diversified Consumer Services	3,305,295	—	—	3,305,295
Diversified Telecommunication Services	7,308,455	—	—	7,308,455
Electric Utilities	8,640,119	—	—	8,640,119
Electrical Equipment	8,305,100	—	—	8,305,100
Electronic Equipment, Instruments & Components	13,517,903	—	—	13,517,903
Energy Equipment & Services	7,646,264	—	—	7,646,264
Entertainment	6,861,045	—	—	6,861,045
Financial Services	29,708,749	—	—	29,708,749
Food Products	10,184,441	—	—	10,184,441
Gas Utilities	1,433,673	—	—	1,433,673
Ground Transportation	9,919,735	—	—	9,919,735
Health Care Equipment & Supplies	13,944,666	—	— *	13,944,666
Health Care Providers & Services	23,365,320	—	—	23,365,320
Health Care Technology	918,589	—	—	918,589
Hotels, Restaurants & Leisure	15,729,362	—	—	15,729,362
Household Durables	10,856,047	—	—	10,856,047
Household Products	9,232,126	—	—	9,232,126
Independent Power and Renewable Electricity Producers	2,716,612	—	—	2,716,612
Industrial Conglomerates	2,690,671	—	—	2,690,671
Insurance	28,866,046	—	—	28,866,046
Interactive Media & Services	33,119,603	—	—	33,119,603
IT Services	12,108,617	—	—	12,108,617
Leisure Products	2,142,393	—	—	2,142,393
Life Sciences Tools & Services	10,144,393	—	—	10,144,393
Machinery	27,908,203	—	—	27,908,203
Marine Transportation	1,039,175	—	—	1,039,175
Media	9,282,149	—	—	9,282,149
Metals & Mining	9,614,521	—	—	9,614,521
Multi-Utilities	3,677,431	—	—	3,677,431
Oil, Gas & Consumable Fuels	46,455,578	—	—	46,455,578
Paper & Forest Products	830,217	—	—	830,217
Passenger Airlines	3,294,379	—	—	3,294,379
Personal Care Products	2,063,257	—	—	2,063,257
Pharmaceuticals	26,737,580	—	—	26,737,580
Professional Services	14,593,927	—	—	14,593,927
Real Estate Management & Development	3,092,652	—	—	3,092,652
Semiconductors & Semiconductor Equipment	74,484,846	—	—	74,484,846
Software	68,286,003	—	—	68,286,003
Specialty Retail	24,577,645	—	—	24,577,645
Technology Hardware, Storage & Peripherals	49,701,764	—	—	49,701,764
Textiles, Apparel & Luxury Goods	7,096,856	—	—	7,096,856
Tobacco	1,568,479	—	—	1,568,479
Trading Companies & Distributors	10,450,563	—	—	10,450,563
Water Utilities	935,403	—	—	935,403
Wireless Telecommunication Services	2,199,766	—	—	2,199,766
Rights	—	—	16,773	16,773
LVIP Dimensional U.S. Core Equity 2 Fund-36

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Money Market Fund	$2,595,960	$—	$—	$2,595,960
Total Investments	$896,101,193	$—	$31,907	$896,133,100

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2024, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	360,216	2,170,573
Service Class	546,321	1,774,823
Shares reinvested:
Standard Class	—	1,550,405
Service Class	—	392,961
	906,537	5,888,762
Shares redeemed:
Standard Class	(3,443,300)	(5,144,294)
Service Class	(1,326,621)	(1,405,731)
	(4,769,921)	(6,550,025)
Net decrease	(3,863,384)	(661,263)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP Dimensional U.S. Core Equity 2 Fund-37

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund-38

LVIP Dimensional U.S. Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Dimensional U.S. Equity Managed Volatility Fund

LVIP Dimensional U.S. Equity Managed Volatility Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–56.34%
INVESTMENT COMPANY–56.34%
Equity Fund–56.34%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional U.S. Core Equity 2 Fund	26,436,059	$563,220,234
Total Affiliated Investment (Cost $259,011,051)		563,220,234

UNAFFILIATED INVESTMENTS–43.45%
INVESTMENT COMPANIES–43.45%
Equity Fund–38.66%
**Dimensional Investment Group– DFA U.S. Large Company Portfolio	10,673,396	386,483,664
386,483,664
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.79%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	47,855,627	$47,855,627
		47,855,627
Total Unaffiliated Investments (Cost $203,319,974)		434,339,291

TOTAL INVESTMENTS–99.79% (Cost $462,331,025)	997,559,525
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	2,061,914
NET ASSETS APPLICABLE TO 43,213,753 SHARES OUTSTANDING–100.00%	$999,621,439

✧✧Standard Class shares.
**Institutional Class shares.

The following futures contracts were outstanding at June 30, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
34	E-mini Russell 2000 Index	$3,510,500	$3,540,674	9/20/24	$—	$(30,174)
140	E-mini S&P 500 Index	38,650,500	38,449,944	9/20/24	200,556	—
28	E-mini S&P MidCap 400 Index	8,282,680	8,364,509	9/20/24	—	(81,829)
Total Futures Contracts					$200,556	$(112,003)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
DFA–Dimensional Fund Advisors
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-1

LVIP Dimensional U.S. Equity Managed Volatility Fund
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
ASSETS:
Affiliated investments, at value	$563,220,234
Unaffiliated investments, at value	434,339,291
Cash collateral held at broker for futures contracts	2,525,380
Receivable for securities sold	1,090,621
Dividends and interest receivable	206,075
Prepaid expenses	2,500
Receivable for fund shares sold	809
TOTAL ASSETS	1,001,384,910
LIABILITIES:
Payable for fund shares redeemed	1,148,831
Due to manager and affiliates	423,791
Variation margin due to broker on futures contracts	153,661
Payable for fund accounting fee	22,057
Payable for audit fee	13,762
Other accrued expenses payable	1,369
TOTAL LIABILITIES	1,763,471
TOTAL NET ASSETS	$999,621,439
Affiliated investments, at cost	$259,011,051
Unaffiliated investments, at cost	203,319,974
Standard Class:
Net Assets	$40,942,150
Shares Outstanding	1,764,979
Net Asset Value Per Share	$23.197
Service Class:
Net Assets	$958,679,289
Shares Outstanding	41,448,774
Net Asset Value Per Share	$23.129
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$426,786,848
Distributable earnings/(accumulated loss)	572,834,591
TOTAL NET ASSETS	$999,621,439
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-2

LVIP Dimensional U.S. Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$3,688,538
EXPENSES:
Management fees	1,242,716
Distribution fees-Service Class	1,193,638
Shareholder servicing fees	144,155
Accounting and administration expenses	71,570
Professional fees	26,782
Trustees’ fees and expenses	15,810
Reports and statements to shareholders	9,660
Custodian fees	2,910
Consulting fees	2,321
Pricing fees	99
Other	14,171
2,723,832
Less:
Management fees waived	(24,854)
Total operating expenses	2,698,978
NET INVESTMENT INCOME	989,560
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Sale of affiliated investments	26,532,448
Sale of unaffiliated investments	16,159,986
Futures contracts	6,895,098
Net realized gain	49,587,532
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	29,965,734
Unaffiliated investments	35,380,337
Futures contracts	(2,292,464)
Net change in unrealized appreciation (depreciation)	63,053,607
NET REALIZED AND UNREALIZED GAIN	112,641,139
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$113,630,699
See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$989,560	$8,961,382
Net realized gain	49,587,532	40,054,825
Net change in unrealized appreciation (depreciation)	63,053,607	137,423,963
Net increase in net assets resulting from operations	113,630,699	186,440,170
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(4,369,261)
Service Class	—	(110,574,090)
	—	(114,943,351)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,174,712	10,062,617
Service Class	9,116,801	39,224,207
Reinvestment of dividends and distributions:
Standard Class	—	4,369,261
Service Class	—	110,574,090
	16,291,513	164,230,175
Cost of shares redeemed:
Standard Class	(8,628,333)	(9,326,713)
Service Class	(110,815,935)	(129,917,748)
	(119,444,268)	(139,244,461)
Increase (decrease) in net assets derived from capital share transactions	(103,152,755)	24,985,714
NET INCREASE IN NET ASSETS	10,477,944	96,482,533
NET ASSETS:
Beginning of period	989,143,495	892,660,962
End of period	$999,621,439	$989,143,495
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-3

LVIP Dimensional U.S. Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20[2]	12/31/19
Net asset value, beginning of period	$20.681	$19.323	$23.790	$18.815	$16.485	$13.943
Income (loss) from investment operations:
Net investment income[3]	0.048	0.243	0.204	0.167	0.185	0.189
Net realized and unrealized gain (loss)	2.468	3.784	(3.716)	5.043	2.334	2.540
Total from investment operations	2.516	4.027	(3.512)	5.210	2.519	2.729
Less dividends and distributions from:
Net investment income	—	(0.236)	(0.221)	(0.235)	(0.189)	(0.187)
Net realized gain	—	(2.433)	(0.734)	—	—	—
Total dividends and distributions	—	(2.669)	(0.955)	(0.235)	(0.189)	(0.187)
Net asset value, end of period	$23.197	$20.681	$19.323	$23.790	$18.815	$16.485
Total return[4]	12.17%	21.95%	(14.69% )	27.69%	15.30%	19.58%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$40,942	$37,849	$30,270	$36,695	$29,853	$27,715
Ratio of expenses to average net assets[5]	0.30%	0.30%	0.30%	0.29%	0.31%	0.31%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.31%	0.31%	0.31%	0.30%	0.31%	0.31%
Ratio of net investment income to average net assets	0.44% [6]	1.20%	0.99%	0.78%	1.14%	1.24%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.43% [6]	1.19%	0.98%	0.77%	1.14%	1.24%
Portfolio turnover	0%	7%	10%	7%	12%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-4

LVIP Dimensional U.S. Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20[2]	12/31/19
Net asset value, beginning of period	$20.646	$19.300	$23.760	$18.792	$16.469	$13.933
Income (loss) from investment operations:
Net investment income[3]	0.021	0.192	0.151	0.112	0.144	0.151
Net realized and unrealized gain (loss)	2.462	3.773	(3.709)	5.033	2.325	2.535
Total from investment operations	2.483	3.965	(3.558)	5.145	2.469	2.686
Less dividends and distributions from:
Net investment income	—	(0.186)	(0.168)	(0.177)	(0.146)	(0.150)
Net realized gain	—	(2.433)	(0.734)	—	—	—
Total dividends and distributions	—	(2.619)	(0.902)	(0.177)	(0.146)	(0.150)
Net asset value, end of period	$23.129	$20.646	$19.300	$23.760	$18.792	$16.469
Total return[4]	12.03%	21.64%	(14.90% )	27.38%	15.01%	19.28%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$958,679	$951,295	$862,391	$1,094,120	$1,002,667	$957,599
Ratio of expenses to average net assets[5]	0.55%	0.55%	0.55%	0.54%	0.56%	0.56%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.56%	0.56%	0.56%	0.55%	0.56%	0.56%
Ratio of net investment income to average net assets	0.19% [6]	0.95%	0.74%	0.53%	0.89%	0.99%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.18% [6]	0.94%	0.73%	0.52%	0.89%	0.99%
Portfolio turnover	0%	7%	10%	7%	12%	10%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-5

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average
LVIP Dimensional U.S. Equity Managed Volatility Fund-6

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
daily net assets.   This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$42,282
Legal	6,434
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,067 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$201,445
Distribution fees payable to LFD	197,192
Printing and mailing fees payable to Lincoln Life	1,310
Shareholder servicing fees payable to Lincoln Life	23,844
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the six months ended June 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-56.34%@
Equity Fund-56.34%@
✧✧LVIP Dimensional U.S. Core Equity 2 Fund	$567,287,393	$228,673	$60,794,014	$26,532,448	$29,965,734	$563,220,234	26,436,059	$—	$—

@ As a percentage of Net Assets as of June 30, 2024.
✧✧ Standard Class shares.
LVIP Dimensional U.S. Equity Managed Volatility Fund-7

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$2,931,899
Sales	100,558,935
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$462,331,025
Aggregate unrealized appreciation of investments and derivatives	$535,429,056
Aggregate unrealized depreciation of investments and derivatives	(112,003)
Net unrealized appreciation of investments and derivatives	$535,317,053
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$563,220,234	$—	$—	$563,220,234
Unaffiliated Investment Companies	434,339,291	—	—	434,339,291
Total Investments	$997,559,525	$—	$—	$997,559,525
Derivatives:
Assets:
Futures Contract	$200,556	$—	$—	$200,556
Liabilities:
Futures Contracts	$(112,003)	$—	$—	$(112,003)
There were no Level 3 investments at the beginning or end of the period.
LVIP Dimensional U.S. Equity Managed Volatility Fund-8

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	324,124	500,027
Service Class	415,585	1,946,531
Shares reinvested:
Standard Class	—	224,920
Service Class	—	5,718,897
	739,709	8,390,375
Shares redeemed:
Standard Class	(389,273)	(461,369)
Service Class	(5,042,988)	(6,272,014)
	(5,432,261)	(6,733,383)
Net increase (decrease)	(4,692,552)	1,656,992
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$200,556	Variation margin due to broker on futures contracts	$(112,003)

LVIP Dimensional U.S. Equity Managed Volatility Fund-9

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$6,895,098	$(2,292,464)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$51,008,712	$—
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-10

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.81%
Equity Funds–95.03%
✠Fidelity®-
VIP Contrafund® Portfolio	5,953,433	$360,718,522
VIP Equity-Income Portfolio	5,352,521	144,625,098
		505,343,620
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.78%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	25,420,016	$25,420,016
		25,420,016
Total Investment Companies (Cost $309,079,389)		530,763,636

TOTAL INVESTMENTS–99.81% (Cost $309,079,389)	530,763,636
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.19%	990,326
NET ASSETS APPLICABLE TO 30,021,828 SHARES OUTSTANDING–100.00%	$531,753,962
NET ASSET VALUE PER SHARE–LVIP FIDELITY INSTITUTIONAL AM® SELECT CORE EQUITY MANAGED VOLATILITY FUND STANDARD CLASS ($86,064 / 4,839 Shares)	$17.783
NET ASSET VALUE PER SHARE–LVIP FIDELITY INSTITUTIONAL AM® SELECT CORE EQUITY MANAGED VOLATILITY FUND SERVICE CLASS ($531,667,898 / 30,016,989 Shares)	$17.712
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$297,118,059
Distributable earnings/(accumulated loss)	234,635,903
TOTAL NET ASSETS	$531,753,962

✠Initial Class.

★Includes $1,233,556 cash collateral held at broker for futures contracts, $18,202 expense reimbursement receivable from Lincoln Financial
Investments Corporation, $333,518 payable for fund shares redeemed, $9,091 other accrued expenses payable, $198,603 due to manager and affiliates, $112,094 variation margin due to broker on futures contracts, $13,762 payable for audit fee and $21,953 payable for fund accounting fee as of June 30, 2024.

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-1

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
1	British Pound	$79,056	$79,677	9/16/24	$—	$(621)
1	Euro	134,400	134,772	9/16/24	—	(372)
1	Japanese Yen	78,656	80,771	9/16/24	—	(2,115)
					—	(3,108)
Equity Contracts:
9	E-mini MSCI Emerging Markets Index	489,690	487,135	9/20/24	2,555	—
92	E-mini S&P 500 Index	25,398,900	25,267,106	9/20/24	131,794	—
3	Euro STOXX 50 Index	158,265	161,594	9/20/24	—	(3,329)
1	FTSE 100 Index	103,808	103,445	9/20/24	363	—
					134,712	(3,329)
Total Futures Contracts					$134,712	$(6,437)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-2

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$810,792
EXPENSES:
Management fees	1,802,553
Distribution fees-Service Class	901,126
Shareholder servicing fees	74,677
Accounting and administration expenses	47,333
Professional fees	22,192
Trustees’ fees and expenses	7,979
Reports and statements to shareholders	5,796
Custodian fees	2,583
Consulting fees	2,152
Pricing fees	206
Other	7,465
2,874,062
Less:
Management fees waived	(1,609,422)
Expenses reimbursed	(118,881)
Total operating expenses	1,145,759
NET INVESTMENT LOSS	(334,967)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	13,531,506
Distributions from investment companies	1,932,475
Foreign currencies	(73)
Futures contracts	3,739,098
Net realized gain	19,203,006
Net change in unrealized appreciation (depreciation) of:
Investments	74,444,402
Foreign currencies	(252)
Futures contracts	(905,536)
Net change in unrealized appreciation (depreciation)	73,538,614
NET REALIZED AND UNREALIZED GAIN	92,741,620
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$92,406,653
See accompanying notes, which are an integral part of the financial statements.

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(334,967)	$3,231,292
Net realized gain	19,203,006	21,561,224
Net change in unrealized appreciation (depreciation)	73,538,614	79,263,151
Net increase in net assets resulting from operations	92,406,653	104,055,667
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(4,713)
Service Class	—	(26,588,146)
	—	(26,592,859)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	—	162
Service Class	18,544,174	27,555,669
Reinvestment of dividends and distributions:
Standard Class	—	4,713
Service Class	—	26,588,146
	18,544,174	54,148,690
Cost of shares redeemed:
Standard Class	(11,395)	(10,348)
Service Class	(69,913,905)	(88,873,471)
	(69,925,300)	(88,883,819)
Decrease in net assets derived from capital share transactions	(51,381,126)	(34,735,129)
NET INCREASE IN NET ASSETS	41,025,527	42,727,679
NET ASSETS:
Beginning of period	490,728,435	448,000,756
End of period	$531,753,962	$490,728,435
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-3

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20[2]	12/31/19
Net asset value, beginning of period	$14.842	$12.592	$18.674	$15.290	$13.110	$12.098
Income (loss) from investment operations:
Net investment income[3]	0.018	0.144	0.129	0.085	0.088	0.113
Net realized and unrealized gain (loss)	2.923	2.983	(3.708)	4.030	2.527	2.220
Total from investment operations	2.941	3.127	(3.579)	4.115	2.615	2.333
Less dividends and distributions from:
Net investment income	—	(0.147)	(0.139)	(0.243)	(0.089)	(0.157)
Net realized gain	—	(0.730)	(2.364)	(0.488)	(0.346)	(1.164)
Total dividends and distributions	—	(0.877)	(2.503)	(0.731)	(0.435)	(1.321)
Net asset value, end of period	$17.783	$14.842	$12.592	$18.674	$15.290	$13.110
Total return[4]	19.82%	25.25%	(18.92% )	26.98%	20.26%	20.04%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$86	$82	$74	$153	$132	$124
Ratio of expenses to average net assets[5]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	0.77%	0.78%	0.77%	0.77%	0.77%	0.77%
Ratio of net investment income to average net assets	0.21% [6]	1.03%	0.83%	0.49%	0.64%	0.87%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.46% )[6]	0.35%	0.16%	(0.18% )	(0.03% )	0.20%
Portfolio turnover	3%	11%	15%	20%	16%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-4

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20[2]	12/31/19
Net asset value, beginning of period	$14.808	$12.569	$18.648	$15.270	$13.100	$12.095
Income (loss) from investment operations:
Net investment income (loss)[3]	(0.011)	0.095	0.073	0.024	0.040	0.067
Net realized and unrealized gain (loss)	2.915	2.971	(3.698)	4.021	2.519	2.215
Total from investment operations	2.904	3.066	(3.625)	4.045	2.559	2.282
Less dividends and distributions from:
Net investment income	—	(0.097)	(0.090)	(0.179)	(0.043)	(0.113)
Net realized gain	—	(0.730)	(2.364)	(0.488)	(0.346)	(1.164)
Total dividends and distributions	—	(0.827)	(2.454)	(0.667)	(0.389)	(1.277)
Net asset value, end of period	$17.712	$14.808	$12.569	$18.648	$15.270	$13.100
Total return[4]	19.61%	24.81%	(19.20% )	26.54%	19.84%	19.62%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$531,668	$490,647	$447,926	$596,931	$530,011	$451,758
Ratio of expenses to average net assets[5]	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.12%	1.13%	1.12%	1.12%	1.12%	1.12%
Ratio of net investment income (loss) to average net assets	(0.14% )[6]	0.68%	0.48%	0.14%	0.29%	0.52%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.81% )[6]	—	(0.19% )	(0.53% )	(0.38% )	(0.15% )
Portfolio turnover	3%	11%	15%	20%	16%	15%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-5

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund. The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, primarily the Fidelity®-VIP Contrafund® Portfolio and Fidelity® VIP Equity-Income Portfolio (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation ("LFI"). The Fidelity®-VIP Contrafund® Portfolio and Fidelity® VIP Equity-Income Portfolio, which are advised by an unaffiliated adviser, invest primarily in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-6

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.70% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.625% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.095% of the Fund’s average daily net assets for the Standard Class and 0.445% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2024	2025	2026	Total
LFI	$234,492	$237,502	$241,555	$713,549
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$21,660
Legal	3,296
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $2,420 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-7

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$18,202
Management fees payable to LFI	32,686
Distribution fees payable to LFD	152,511
Printing and mailing fees payable to Lincoln Life	767
Shareholder servicing fees payable to Lincoln Life	12,639
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$13,357,278
Sales	60,598,029
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$309,079,389
Aggregate unrealized appreciation of investments and derivatives	$221,818,959
Aggregate unrealized depreciation of investments and derivatives	(6,437)
Net unrealized appreciation of investments and derivatives	$221,812,522
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-8

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$530,763,636	$—	$—	$530,763,636
Derivatives:
Assets:
Futures Contracts	$134,712	$—	$—	$134,712
Liabilities:
Futures Contracts	$(6,437)	$—	$—	$(6,437)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	—	12
Service Class	1,127,259	1,991,209
Shares reinvested:
Standard Class	—	333
Service Class	—	1,890,355
	1,127,259	3,881,909
Shares redeemed:
Standard Class	(669)	(738)
Service Class	(4,243,481)	(6,385,818)
	(4,244,150)	(6,386,556)
Net decrease	(3,116,891)	(2,504,647)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-9

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$134,712	Receivables and other assets net of liabilities	$(3,329)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(3,108)
Total		$134,712		$(6,437)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$3,748,248	$(895,479)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(9,150)	(10,057)
Total		$3,739,098	$(905,536)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$26,171,066	$—
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-10

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-11

LVIP Franklin Templeton Global Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Franklin Templeton Global Equity Managed Volatility Fund

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–92.78%
Australia–0.01%
Pro Medicus Ltd.	1,083	$103,501
		103,501
Canada–2.40%
†Celestica, Inc.	1,007	57,731
Constellation Software, Inc.	319	919,162
†Descartes Systems Group, Inc.	3,662	354,628
GFL Environmental, Inc.	231,800	9,023,974
†Lumine Group, Inc.	2,489	67,190
Manulife Financial Corp.	171,000	4,553,584
Royal Bank of Canada	63,400	6,749,907
†Shopify, Inc. Class A	22,972	1,518,145
		23,244,321
China–0.15%
Tencent Holdings Ltd.	31,263	1,490,878
		1,490,878
Denmark–0.61%
†Ascendis Pharma AS ADR	1,380	188,204
Novo Nordisk AS ADR	1,566	223,531
†Orsted AS	102,400	5,449,452
		5,861,187
France–3.63%
Airbus SE	8,127	1,116,326
BNP Paribas SA	29,093	1,854,786
Capgemini SE	5,435	1,080,888
Cie de Saint-Gobain SA	98,714	7,677,227
Danone SA	21,963	1,342,595
Kering SA	20,583	7,461,682
Sanofi SA	93,499	9,005,944
Veolia Environnement SA	187,969	5,620,449
		35,159,897
Germany–3.59%
†Covestro AG	26,565	1,559,049
Deutsche Telekom AG	455,079	11,443,379
Fresenius Medical Care AG	112,512	4,308,893
†Fresenius SE & Co. KGaA	47,965	1,432,144
Infineon Technologies AG	201,206	7,392,098
SAP SE	34,870	7,077,443
Siemens AG	8,521	1,585,294
		34,798,300
Hong Kong–0.17%
Prudential PLC	183,678	1,668,033
		1,668,033
India–0.64%
†MakeMyTrip Ltd.	877	73,756
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Reliance Industries Ltd. GDR	81,770	$6,100,042
		6,173,798
Ireland–3.58%
Accenture PLC Class A	22,120	6,711,429
AerCap Holdings NV	21,642	2,017,035
CRH PLC	135,064	10,066,496
Medtronic PLC	138,234	10,880,398
Smurfit Kappa Group PLC	112,060	5,000,421
		34,675,779
Israel–0.00%
†Wix.com Ltd.	142	22,588
		22,588
Japan–3.18%
Denso Corp.	88,562	1,375,026
Hitachi Ltd.	310,500	6,949,534
Honda Motor Co. Ltd.	799,100	8,542,805
Keyence Corp.	797	349,483
Mitsubishi Electric Corp.	76,272	1,217,157
Nintendo Co. Ltd.	1,602	85,193
Renesas Electronics Corp.	71,923	1,345,120
Seven & i Holdings Co. Ltd.	137,892	1,679,833
Sumitomo Mitsui Financial Group, Inc.	138,600	9,239,138
		30,783,289
Netherlands–1.74%
†Argenx SE	473	206,980
ASM International NV	1,149	875,886
ASML Holding NV	3,437	3,515,123
†Merus NV	628	37,159
NN Group NV	39,990	1,860,846
NXP Semiconductors NV	24,414	6,569,563
SBM Offshore NV	248,442	3,804,788
		16,870,345
Norway–0.64%
Norsk Hydro ASA	999,465	6,225,009
		6,225,009
Republic of Korea–1.95%
Samsung Electronics Co. Ltd.	199,731	11,825,700
Shinhan Financial Group Co. Ltd.	202,770	7,092,899
		18,918,599
Singapore–0.19%
DBS Group Holdings Ltd.	68,532	1,808,820
		1,808,820
LVIP Franklin Templeton Global Equity Managed Volatility Fund-1

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden–0.58%
Securitas AB Class B	564,312	$5,601,059
		5,601,059
Switzerland–1.05%
Cie Financiere Richemont SA Class A	9,515	1,485,312
Novartis AG ADR	18,191	1,936,614
Roche Holding AG	6,847	1,901,415
Swiss Re AG	39,143	4,857,749
		10,181,090
Taiwan–1.14%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	63,676	11,067,526
		11,067,526
United Kingdom–9.39%
Anglo American PLC	21,606	683,350
†ARM Holdings PLC ADR	426	69,702
AstraZeneca PLC	58,602	9,153,171
AstraZeneca PLC ADR	4,604	359,066
Barratt Developments PLC	911,827	5,442,766
BP PLC	328,580	1,973,780
BP PLC ADR	444,519	16,047,136
British American Tobacco PLC	49,201	1,511,338
†Capri Holdings Ltd.	15,396	509,300
CNH Industrial NV	633,836	6,420,759
DS Smith PLC	76,451	406,861
Ferguson PLC	6,331	1,225,998
GSK PLC	83,477	1,613,978
Haleon PLC	381,081	1,554,043
HSBC Holdings PLC (London Shares)	511,527	4,422,241
Lloyds Banking Group PLC	12,273,897	8,493,144
nVent Electric PLC	47,200	3,615,992
Reckitt Benckiser Group PLC	25,868	1,400,202
Rio Tinto PLC	23,631	1,553,639
Shell PLC	451,435	16,172,469
TechnipFMC PLC	5,847	152,899
Unilever PLC	148,864	8,176,373
		90,958,207
United States–57.99%
Abbott Laboratories	44,270	4,600,096
AbbVie, Inc.	24,859	4,263,816
†Adobe, Inc.	229	127,219
†Advanced Micro Devices, Inc.	7,343	1,191,108
Air Products & Chemicals, Inc.	17,158	4,427,622
†Airbnb, Inc. Class A	560	84,913
Albemarle Corp.	40,205	3,840,382
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Alphabet, Inc. Class A	102,706	$18,707,898
†Amazon.com, Inc.	45,764	8,843,893
Amphenol Corp. Class A	5,355	360,766
Analog Devices, Inc.	40,955	9,348,388
†Appfolio, Inc. Class A	698	170,710
Apple, Inc.	16,188	3,409,517
†AppLovin Corp. Class A	1,644	136,814
†Aptiv PLC	10,067	708,918
Aramark	175,296	5,963,570
†Arista Networks, Inc.	923	323,493
†Aspen Technology, Inc.	112	22,247
†Atlassian Corp. Class A	147	26,001
†Axon Enterprise, Inc.	4,217	1,240,810
Baker Hughes Co.	4,616	162,345
Bank of America Corp.	175,971	6,998,367
Becton Dickinson & Co.	24,351	5,691,072
BlackRock, Inc.	1,944	1,530,550
Booking Holdings, Inc.	183	724,954
†Boston Scientific Corp.	916	70,541
Broadcom, Inc.	3,086	4,954,666
†Cadence Design Systems, Inc.	10,540	3,243,685
Capital One Financial Corp.	11,088	1,535,134
Carlisle Cos., Inc.	10,744	4,353,576
Casey's General Stores, Inc.	2,100	801,276
†CBRE Group, Inc. Class A	17,226	1,535,009
Charles Schwab Corp.	25,930	1,910,782
†Charter Communications, Inc. Class A	5,826	1,741,741
Chevron Corp.	21,010	3,286,384
Cintas Corp.	6,930	4,852,802
Colgate-Palmolive Co.	99,959	9,700,021
Comcast Corp. Class A	224,656	8,797,529
†Crinetics Pharmaceuticals, Inc.	900	40,311
†Crowdstrike Holdings, Inc. Class A	460	176,267
Crown Holdings, Inc.	87,200	6,486,808
CVS Health Corp.	26,887	1,587,946
Danaher Corp.	18,947	4,733,908
†Datadog, Inc. Class A	2,321	301,010
Delta Air Lines, Inc.	126,801	6,015,439
†Dexcom, Inc.	1,117	126,645
Donaldson Co., Inc.	23,851	1,706,778
†DoorDash, Inc. Class A	3,030	329,603
Dover Corp.	21,924	3,956,186
DR Horton, Inc.	8,778	1,237,084
†Duolingo, Inc.	710	148,156
Ecolab, Inc.	17,655	4,201,890
†Elastic NV	208	23,693
Elevance Health, Inc.	3,302	1,789,222
Eli Lilly & Co.	3,202	2,899,027
Entegris, Inc.	2,271	307,493
LVIP Franklin Templeton Global Equity Managed Volatility Fund-2

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
EOG Resources, Inc.	19,923	$2,507,708
Erie Indemnity Co. Class A	6,500	2,355,600
Everest Group Ltd.	5,154	1,963,777
Exxon Mobil Corp.	20,686	2,381,372
†Fair Isaac Corp.	228	339,414
Fastenal Co.	941	59,132
Fidelity National Information Services, Inc.	119,327	8,992,483
†Fiserv, Inc.	9,565	1,425,568
Freeport-McMoRan, Inc.	157,284	7,644,002
†Gartner, Inc.	456	204,771
General Dynamics Corp.	15,302	4,439,722
General Motors Co.	19,775	918,746
Global Payments, Inc.	17,559	1,697,955
HCA Healthcare, Inc.	35,632	11,447,849
†HealthEquity, Inc.	2,350	202,570
Hess Corp.	3,338	492,422
Honeywell International, Inc.	29,027	6,198,426
†HubSpot, Inc.	2,278	1,343,542
Humana, Inc.	4,880	1,823,412
Hyatt Hotels Corp. Class A	49,585	7,532,953
†ICON PLC	24,700	7,742,709
†IDEXX Laboratories, Inc.	2,293	1,117,150
†Insmed, Inc.	922	61,774
Intel Corp.	2,428	75,195
Intercontinental Exchange, Inc.	33,418	4,574,590
Intuit, Inc.	4,571	3,004,107
†Intuitive Surgical, Inc.	4,814	2,141,508
Jabil, Inc.	244	26,545
JB Hunt Transport Services, Inc.	16,039	2,566,240
Johnson & Johnson	27,682	4,046,001
Johnson Controls International PLC	84,077	5,588,598
JPMorgan Chase & Co.	32,452	6,563,742
Kenvue, Inc.	460,457	8,371,108
KLA Corp.	2,512	2,071,169
†Klaviyo, Inc. Class A	2,237	55,679
Kraft Heinz Co.	44,601	1,437,044
†Krystal Biotech, Inc.	466	85,576
Lam Research Corp.	2,445	2,603,558
†Lattice Semiconductor Corp.	4,544	263,507
Linde PLC	22,450	9,851,284
Lowe's Cos., Inc.	23,597	5,202,195
†Manhattan Associates, Inc.	1,383	341,158
Mastercard, Inc. Class A	7,790	3,436,636
McCormick & Co., Inc.	41,259	2,926,913
McDonald's Corp.	19,523	4,975,241
Merck & Co., Inc.	12,502	1,547,748
Meta Platforms, Inc. Class A	9,143	4,610,083
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Micron Technology, Inc.	40,536	$5,331,700
Microsoft Corp.	78,054	34,886,235
†Moderna, Inc.	258	30,638
†Monday.com Ltd.	2,296	552,785
Mondelez International, Inc. Class A	57,062	3,734,137
†MongoDB, Inc.	2,081	520,167
Monolithic Power Systems, Inc.	2,281	1,874,252
Moody's Corp.	695	292,546
MSCI, Inc.	680	327,590
Nasdaq, Inc.	72,607	4,375,298
†Natera, Inc.	3,230	349,777
†Netflix, Inc.	139	93,808
NextEra Energy, Inc.	9,000	637,290
NIKE, Inc. Class B	39,043	2,942,671
Norfolk Southern Corp.	11,867	2,547,726
NVIDIA Corp.	137,261	16,957,224
†Oceaneering International, Inc.	4,520	106,943
†Palo Alto Networks, Inc.	4,580	1,552,666
PepsiCo, Inc.	32,139	5,300,685
PNC Financial Services Group, Inc.	46,236	7,188,773
†PROCEPT BioRobotics Corp.	1,685	102,937
†Procore Technologies, Inc.	3,645	241,700
Procter & Gamble Co.	32,054	5,286,346
†Pure Storage, Inc. Class A	524	33,646
Quanta Services, Inc.	3,680	935,051
†Rocket Pharmaceuticals, Inc.	407	8,763
Roper Technologies, Inc.	23,057	12,996,309
Ross Stores, Inc.	32,856	4,774,634
RTX Corp.	54,499	5,471,155
Salesforce, Inc.	2,311	594,158
Schlumberger NV	48,434	2,285,116
†ServiceNow, Inc.	5,268	4,144,178
Sherwin-Williams Co.	6,330	1,889,062
†Spotify Technology SA	149	46,755
†SPS Commerce, Inc.	460	86,554
Starbucks Corp.	16,000	1,245,600
STERIS PLC	3,200	702,528
Stryker Corp.	28,855	9,817,914
†Synopsys, Inc.	5,734	3,412,074
Target Corp.	81,539	12,071,034
†Tempus AI, Inc.	1,819	63,665
†Tesla, Inc.	6,868	1,359,040
Texas Instruments, Inc.	37,065	7,210,254
Thermo Fisher Scientific, Inc.	3,197	1,767,941
T-Mobile U.S., Inc.	37,190	6,552,134
†Trade Desk, Inc. Class A	239	23,343
Tradeweb Markets, Inc. Class A	9,646	1,022,476
LVIP Franklin Templeton Global Equity Managed Volatility Fund-3

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†TransMedics Group, Inc.	495	$74,557
†Tyler Technologies, Inc.	683	343,399
†Uber Technologies, Inc.	16,047	1,166,296
United Parcel Service, Inc. Class B	45,021	6,161,124
†United Therapeutics Corp.	239	76,133
UnitedHealth Group, Inc.	38,949	19,835,168
†Veeva Systems, Inc. Class A	254	46,485
Verisk Analytics, Inc.	358	96,499
Vertiv Holdings Co. Class A	513	44,410
Visa, Inc. Class A	50,975	13,379,408
Voya Financial, Inc.	23,745	1,689,457
Walmart, Inc.	75,272	5,096,667
Walt Disney Co.	13,703	1,360,571
Wells Fargo & Co.	130,687	7,761,501
West Pharmaceutical Services, Inc.	12,957	4,267,906
Williams Cos., Inc.	23,080	980,900
†Workday, Inc. Class A	1,615	361,049
WW Grainger, Inc.	5,515	4,975,854
Zimmer Biomet Holdings, Inc.	51,246	5,561,728
		562,040,953
Uruguay–0.15%
†MercadoLibre, Inc.	912	1,498,781
		1,498,781
Total Common Stock (Cost $557,470,753)		899,151,960
ΔWARRANT–0.00%
Canada–0.00%
=†Constellation Software, Inc. exp 3/31/40 exercise price CAD 1.0000	236	0
Total Warrant (Cost $0)		0

	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS–0.09%
United States–0.09%
Bausch Health Americas, Inc.
8.50% 1/31/27	177,000	$122,130
9.25% 4/1/26	334,000	300,600
Bausch Health Cos., Inc. 9.00% 12/15/25	15,000	13,500
CoreLogic, Inc. 4.50% 5/1/28	131,000	118,869
DISH DBS Corp. 5.88% 11/15/24	306,000	290,566
Total Corporate Bonds (Cost $933,615)		845,665
ΔLOAN AGREEMENTS–0.20%
United States–0.20%
•CoreLogic, Inc. 8.96% (SOFR CME01M + 3.50%) 6/2/28	422,457	415,516
•Michaels Cos., Inc. 9.85% (SOFR CME03M + 4.25%) 4/15/28	749,133	671,156
•Neptune Bidco U.S., Inc.
10.16% (SOFRTE03M + 4.75%) 4/11/29	502,128	470,494
10.41% (SOFRTE03M + 5.00%) 4/11/29	470,484	442,057
Total Loan Agreements (Cost $1,931,040)		1,999,223

	Number of Shares
MONEY MARKET FUND–6.60%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.25%)	63,932,093	63,932,093
Total Money Market Fund (Cost $63,932,093)		63,932,093

TOTAL INVESTMENTS–99.67% (Cost $624,267,501)	965,928,941
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.33%	3,205,053
NET ASSETS APPLICABLE TO 21,471,570 SHARES OUTSTANDING–100.00%	$969,133,994
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY FUND STANDARD CLASS ($90,389,714 / 2,000,014 Shares)	$45.195
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY FUND SERVICE CLASS ($878,744,280 / 19,471,556 Shares)	$45.130
LVIP Franklin Templeton Global Equity Managed Volatility Fund-4

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$543,356,658
Distributable earnings/(accumulated loss)	425,777,336
TOTAL NET ASSETS	$969,133,994

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

★Includes $2,662,796 cash collateral held at broker for futures contracts, $1,800,653 payable for securities purchased, $388,183 payable for fund shares redeemed, $67,955 other accrued expenses payable, $715,480 due to manager and affiliates, $107,934 variation margin due to broker on futures contracts, $15,888 payable for audit fee and $64,211 payable for fund accounting fee as of June 30, 2024.

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2024:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	EUR	(4,460,588)	USD	4,900,710	7/11/24	$121,162	$—
BOA	EUR	24,655	USD	(26,754)	7/11/24	—	(336)
BOA	EUR	(38,624)	USD	41,349	7/11/24	—	(37)
BOA	GBP	(369,831)	USD	468,265	7/18/24	711	—
BOA	JPY	21,444,959	USD	(137,296)	8/20/24	—	(2,945)
BOA	JPY	(305,054,316)	USD	1,990,554	8/20/24	79,428	—
HSBC	EUR	230,000	USD	(250,862)	7/11/24	—	(4,416)
HSBC	EUR	(122,334)	USD	130,982	7/11/24	—	(100)
HSBC	KRW	(1,834,747,950)	USD	1,344,827	11/4/24	5,959	—
HSBC	KRW	76,365,150	USD	(56,283)	11/4/24	—	(557)
HSBC	KRW	39,750,675	USD	(28,990)	11/4/24	18	—
UBS	EUR	23,000	USD	(24,967)	7/11/24	—	(323)
UBS	EUR	(160,958)	USD	172,296	7/11/24	—	(172)
UBS	EUR	(535,612)	USD	574,703	7/11/24	791	—
UBS	EUR	173,362	USD	(185,678)	7/11/24	81	—
UBS	GBP	369,831	USD	(462,449)	7/18/24	5,105	—
UBS	JPY	7,965,466	USD	(51,486)	8/20/24	—	(1,583)
Total Foreign Currency Exchange Contracts						$213,255	$(10,469)
LVIP Franklin Templeton Global Equity Managed Volatility Fund-5

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
37	British Pound	$2,925,081	$2,948,073	9/16/24	$—	$(22,992)
36	Euro	4,838,400	4,851,788	9/16/24	—	(13,388)
44	Japanese Yen	3,460,875	3,553,941	9/16/24	—	(93,066)
					—	(129,446)
Equity Contracts:
98	E-mini S&P 500 Index	27,055,350	26,914,961	9/20/24	140,389	—
27	E-mini S&P MidCap 400 Index	7,986,870	8,065,776	9/20/24	—	(78,906)
93	Euro STOXX 50 Index	4,906,217	5,005,444	9/20/24	—	(99,227)
28	FTSE 100 Index	2,906,620	2,896,441	9/20/24	10,179	—
14	Nikkei 225 Index (OSE)	3,444,092	3,362,450	9/12/24	81,642	—
					232,210	(178,133)
Total Futures Contracts					$232,210	$(307,579)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CAD–Canadian Dollar
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GDR–Global Depository Receipt
HSBC–Hong Kong and Shanghai Banking Corporation
JPY–Japanese Yen
KRW–South Korean Won
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFRTE03M–3 Month Term Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-6

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$10,897,442
Interest	1,906,941
Foreign taxes withheld	(566,434)
12,237,949
EXPENSES:
Management fees	3,144,910
Distribution fees-Service Class	1,105,503
Shareholder servicing fees	141,188
Accounting and administration expenses	112,005
Professional fees	80,640
Custodian fees	45,647
Trustees’ fees and expenses	15,535
Reports and statements to shareholders	11,981
Pricing fees	9,209
Consulting fees	2,316
Other	15,967
4,684,901
Less:
Management fees waived	(48,685)
Total operating expenses	4,636,216
NET INVESTMENT INCOME	7,601,733
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	38,498,756
Foreign currencies	(26,011)
Foreign currency exchange contracts	287,689
Futures contracts	6,058,713
Net realized gain	44,819,147
Net change in unrealized appreciation (depreciation) of:
Investments	29,825,930
Foreign currencies	(26,842)
Foreign currency exchange contracts	424,706
Futures contracts	(2,277,576)
Net change in unrealized appreciation (depreciation)	27,946,218
NET REALIZED AND UNREALIZED GAIN	72,765,365
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$80,367,098
See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,601,733	$12,606,210
Net realized gain	44,819,147	41,900,378
Net change in unrealized appreciation (depreciation)	27,946,218	94,965,258
Net increase in net assets resulting from operations	80,367,098	149,471,846
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(5,080,091)
Service Class	—	(49,783,983)
	—	(54,864,074)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,838,743	5,525,924
Service Class	7,220,154	23,479,063
Reinvestment of dividends and distributions:
Standard Class	—	5,080,091
Service Class	—	49,783,983
	11,058,897	83,869,061
Cost of shares redeemed:
Standard Class	(8,080,616)	(10,412,132)
Service Class	(85,376,197)	(134,975,406)
	(93,456,813)	(145,387,538)
Decrease in net assets derived from capital share transactions	(82,397,916)	(61,518,477)
NET INCREASE (DECREASE) IN NET ASSETS	(2,030,818)	33,089,295
NET ASSETS:
Beginning of period	971,164,812	938,075,517
End of period	$969,133,994	$971,164,812
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-7

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Global Equity Managed Volatility Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20[2]	12/31/19
Net asset value, beginning of period	$41.594	$37.707	$45.868	$39.545	$35.448	$32.180
Income (loss) from investment operations:
Net investment income[3]	0.388	0.628	0.501	0.385	0.431	0.598
Net realized and unrealized gain (loss)	3.213	5.769	(6.164)	6.464	4.052	3.511
Total from investment operations	3.601	6.397	(5.663)	6.849	4.483	4.109
Less dividends and distributions from:
Net investment income	—	(0.657)	(0.624)	(0.526)	(0.386)	(0.636)
Net realized gain	—	(1.853)	(1.874)	—	—	(0.199)
Return of capital	—	—	—	—	—	(0.006)
Total dividends and distributions	—	(2.510)	(2.498)	(0.526)	(0.386)	(0.841)
Net asset value, end of period	$45.195	$41.594	$37.707	$45.868	$39.545	$35.448
Total return[4]	8.65%	17.24%	(12.06% )	17.32%	12.66%	12.80%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$90,390	$87,204	$78,905	$98,213	$90,558	$84,909
Ratio of expenses to average net assets	0.73%	0.72%	0.72%	0.71%	0.73%	0.74%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	0.73%	0.73%	0.72%	0.74%	0.74%
Ratio of net investment income to average net assets	1.78%	1.56%	1.24%	0.88%	1.25%	1.76%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.77%	1.55%	1.23%	0.87%	1.24%	1.76%
Portfolio turnover	14%	20%	29%	27%	45%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-8

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Global Equity Managed Volatility Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20[2]	12/31/19
Net asset value, beginning of period	$41.586	$37.705	$45.861	$39.540	$35.451	$32.187
Income (loss) from investment operations:
Net investment income[3]	0.334	0.526	0.399	0.275	0.344	0.512
Net realized and unrealized gain (loss)	3.210	5.761	(6.159)	6.457	4.041	3.507
Total from investment operations	3.544	6.287	(5.760)	6.732	4.385	4.019
Less dividends and distributions from:
Net investment income	—	(0.553)	(0.522)	(0.411)	(0.296)	(0.551)
Net realized gain	—	(1.853)	(1.874)	—	—	(0.199)
Return of capital	—	—	—	—	—	(0.005)
Total dividends and distributions	—	(2.406)	(2.396)	(0.411)	(0.296)	(0.755)
Net asset value, end of period	$45.130	$41.586	$37.705	$45.861	$39.540	$35.451
Total return[4]	8.52%	16.95%	(12.28% )	17.03%	12.38%	12.51%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$878,744	$883,961	$859,170	$1,071,692	$1,024,444	$987,922
Ratio of expenses to average net assets	0.98%	0.97%	0.97%	0.96%	0.98%	0.99%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.99%	0.98%	0.98%	0.97%	0.99%	0.99%
Ratio of net investment income to average net assets	1.53%	1.31%	0.99%	0.63%	1.00%	1.51%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.52%	1.30%	0.98%	0.62%	0.99%	1.51%
Portfolio turnover	14%	20%	29%	27%	45%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-9

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to provide long-term capital growth, which it seeks to achieve through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. A portion of the Fund may also be invested in debt obligations of companies and governments of any nation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-10

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2024, the value and cost of foreign currency held by the LVIP Franklin Templeton Global Equity Managed Volatility Fund is $271,684 and $271,678 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $3,338 for the six months ended June 30, 2024. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $200 million of the Fund’s average daily net assets; 0.65% of the next $300 million; and 0.60% of the Fund’s average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.01% of the Fund's average daily net assets.   The management fee, net of waivers, is calculated daily and paid monthly.
Templeton Investment Counsel, LLC, Franklin Advisers, Inc., and Franklin Mutual Advisers, LLC (the “Sub-Advisers”) are each responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Advisers a fee based on their respective managed portion of the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-11

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$41,444
Legal	6,306
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,398 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$508,889
Distribution fees payable to LFD	181,377
Printing and mailing fees payable to Lincoln Life	2,014
Shareholder servicing fees payable to Lincoln Life	23,200
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2024, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$128,622,798
Sales	193,309,091
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$624,267,501
Aggregate unrealized appreciation of investments and derivatives	$354,135,715
Aggregate unrealized depreciation of investments and derivatives	(12,346,858)
Net unrealized appreciation of investments and derivatives	$341,788,857
LVIP Franklin Templeton Global Equity Managed Volatility Fund-12

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-13

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$103,501	$—	$—	$103,501
Canada	23,244,321	—	—	23,244,321
China	1,490,878	—	—	1,490,878
Denmark	5,861,187	—	—	5,861,187
France	35,159,897	—	—	35,159,897
Germany	34,798,300	—	—	34,798,300
Hong Kong	1,668,033	—	—	1,668,033
India	6,173,798	—	—	6,173,798
Ireland	34,675,779	—	—	34,675,779
Israel	22,588	—	—	22,588
Japan	30,783,289	—	—	30,783,289
Netherlands	16,870,345	—	—	16,870,345
Norway	6,225,009	—	—	6,225,009
Republic of Korea	18,918,599	—	—	18,918,599
Singapore	1,808,820	—	—	1,808,820
Sweden	5,601,059	—	—	5,601,059
Switzerland	10,181,090	—	—	10,181,090
Taiwan	11,067,526	—	—	11,067,526
United Kingdom	90,958,207	—	—	90,958,207
United States	562,040,953	—	—	562,040,953
Uruguay	1,498,781	—	—	1,498,781
Warrant	—	—	— *	—
Corporate Bonds	—	845,665	—	845,665
Money Market Fund	63,932,093	—	—	63,932,093
Loan Agreements	—	1,999,223	—	1,999,223
Total Investments	$963,084,053	$2,844,888	$—	$965,928,941
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$213,255	$—	$213,255
Futures Contracts	$232,210	$—	$—	$232,210
Liabilities:
Foreign Currency Exchange Contracts	$—	$(10,469)	$—	$(10,469)
Futures Contracts	$(307,579)	$—	$—	$(307,579)

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2024, there were no material transfers to or from Level 3 investments.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-14

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	86,629	136,695
Service Class	166,597	589,162
Shares reinvested:
Standard Class	—	125,341
Service Class	—	1,231,546
	253,226	2,082,744
Shares redeemed:
Standard Class	(183,172)	(258,083)
Service Class	(1,951,397)	(3,351,214)
	(2,134,569)	(3,609,297)
Net decrease	(1,881,343)	(1,526,553)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2024, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the
LVIP Franklin Templeton Global Equity Managed Volatility Fund-15

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to hedge currency risks associated with the Fund’s investments and as a cash management tool.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$213,255	Receivables and other assets net of liabilities	$(10,469)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	232,210	Receivables and other assets net of liabilities	(178,133)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(129,446)
Total		$445,465		$(318,048)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$287,689	$424,706
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	6,490,889	(1,869,975)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(432,176)	(407,601)
Total		$6,346,402	$(1,852,870)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$938,971	$10,001,103
Futures contracts (average notional value)	61,521,181	—
At June 30, 2024, the Fund received securities collateral (comprised of U.S. treasury securities) for certain open bilateral derivatives as follows:
Broker	Securities Collateral
Bank of America N.A.	$246,000
Total	$246,000
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs
LVIP Franklin Templeton Global Equity Managed Volatility Fund-16

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At June 30, 2024, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$201,301	$(3,318)	$197,983
Hong Kong Shanghai Bank	5,977	(5,072)	905
UBS AG	5,977	(2,079)	3,898
Total	$213,255	$(10,469)	$202,786

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$197,983	$(197,983)	$—	$—	$—	$—
Hong Kong Shanghai Bank	905	—	—	—	—	905
UBS AG	3,898	—	—	—	—	3,898
Total	$202,786	$(197,983)	$—	$—	$—	$4,803

1	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
7. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was
LVIP Franklin Templeton Global Equity Managed Volatility Fund-17

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-18

LVIP Franklin Templeton Multi-Factor Funds
LVIP Franklin Templeton Multi-Factor International Equity Fund
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Franklin Templeton Multi-Factor Funds

LVIP Franklin Templeton Multi-Factor International Equity Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.21%
Australia–7.89%
Aristocrat Leisure Ltd.	101,001	$3,352,717
BHP Group Ltd.	404,612	11,520,040
BlueScope Steel Ltd.	208,391	2,840,130
Brambles Ltd.	83,463	809,004
Cochlear Ltd.	26,282	5,823,492
Coles Group Ltd.	147,449	1,675,125
Commonwealth Bank of Australia	65,967	5,605,558
CSL Ltd.	24,370	4,799,295
Fortescue Ltd.	473,378	6,761,072
Goodman Group	290,520	6,734,753
Lottery Corp. Ltd.	298,476	1,009,504
Medibank Pvt Ltd.	452,510	1,125,973
National Australia Bank Ltd.	101,162	2,444,987
Northern Star Resources Ltd.	79,487	689,335
Pilbara Minerals Ltd.	316,721	648,643
Pro Medicus Ltd.	26,448	2,527,602
†Qantas Airways Ltd.	225,062	878,312
Stockland	429,204	1,193,962
Wesfarmers Ltd.	35,629	1,549,205
		61,988,709
Austria–0.61%
Erste Group Bank AG	81,199	3,847,115
Verbund AG	11,725	924,815
		4,771,930
Belgium–0.63%
Ageas SA	74,363	3,398,996
Anheuser-Busch InBev SA	13,248	767,852
KBC Group NV	10,640	750,925
		4,917,773
Denmark–4.50%
†Demant AS	33,411	1,446,039
†Genmab AS	8,059	2,019,408
Novo Nordisk AS Class B	169,663	24,499,650
Pandora AS	37,937	5,725,497
Rockwool AS Class B	4,095	1,661,780
		35,352,374
Finland–0.37%
Kone OYJ Class B	38,764	1,913,395
Wartsila OYJ Abp	50,754	978,391
		2,891,786
France–9.04%
Air Liquide SA	27,823	4,805,669
Amundi SA	12,360	797,526
AXA SA	21,788	713,316
BNP Paribas SA	88,311	5,630,151
Bouygues SA	36,446	1,169,785
Carrefour SA	94,053	1,329,585
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Cie de Saint-Gobain SA	106,526	$8,284,785
Cie Generale des Etablissements Michelin SCA	49,635	1,919,486
Credit Agricole SA	242,916	3,314,324
Eiffage SA	14,046	1,290,051
Engie SA	53,653	766,225
Eurazeo SE	19,318	1,538,199
Hermes International SCA	3,139	7,194,067
Ipsen SA	6,724	824,523
La Francaise des Jeux SAEM	49,122	1,672,910
L'Oreal SA	21,416	9,404,692
LVMH Moet Hennessy Louis Vuitton SE	7,966	6,087,858
Orange SA	70,370	704,943
Publicis Groupe SA	30,089	3,202,404
Schneider Electric SE	14,777	3,549,645
Teleperformance SE	21,741	2,289,703
TotalEnergies SE	56,777	3,789,998
†Unibail-Rodamco-Westfield	9,118	717,917
		70,997,762
Germany–6.76%
adidas AG	4,405	1,052,011
Allianz SE	34,706	9,645,202
BASF SE	15,735	761,431
Beiersdorf AG	9,107	1,331,792
CTS Eventim AG & Co. KGaA	21,519	1,795,266
Daimler Truck Holding AG	53,786	2,141,072
Deutsche Bank AG	191,049	3,050,237
Deutsche Lufthansa AG	120,757	738,444
Deutsche Post AG	63,310	2,562,233
Deutsche Telekom AG	53,913	1,355,692
E.ON SE	158,553	2,080,929
Fresenius Medical Care AG	29,702	1,137,503
†Fresenius SE & Co. KGaA	23,718	708,174
Hannover Rueck SE	3,822	968,854
Heidelberg Materials AG	18,820	1,951,435
Henkel AG & Co. KGaA	30,650	2,410,969
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,497	5,249,905
Nemetschek SE	7,850	772,179
Rational AG	2,217	1,846,016
Rheinmetall AG	1,321	672,985
RWE AG	34,232	1,171,312
SAP SE	23,693	4,808,886
Siemens AG	18,970	3,529,283
Volkswagen AG	6,334	760,419
†Zalando SE	27,106	635,449
		53,137,678
LVIP Franklin Templeton Multi-Factor Funds-1

LVIP Franklin Templeton Multi-Factor International Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong–2.19%
CK Hutchison Holdings Ltd.	431,514	$2,066,657
CLP Holdings Ltd.	455,500	3,680,608
Henderson Land Development Co. Ltd.	672,000	1,802,831
Hong Kong Exchanges & Clearing Ltd.	113,900	3,649,327
SITC International Holdings Co. Ltd.	288,000	781,862
Swire Pacific Ltd. Class A	201,500	1,780,434
Techtronic Industries Co. Ltd.	75,500	862,410
WH Group Ltd.	3,968,365	2,612,020
		17,236,149
Ireland–0.29%
AerCap Holdings NV	16,483	1,536,216
Kingspan Group PLC	8,987	765,158
		2,301,374
Israel–1.13%
†Check Point Software Technologies Ltd.	32,836	5,417,940
ICL Group Ltd.	166,938	717,878
†Nice Ltd.	9,114	1,567,942
†Wix.com Ltd.	7,247	1,152,780
		8,856,540
Italy–2.91%
Assicurazioni Generali SpA	106,164	2,647,989
Banco BPM SpA	132,673	854,506
Enel SpA	109,649	762,582
Intesa Sanpaolo SpA	887,954	3,300,764
Poste Italiane SpA	206,815	2,634,607
Prysmian SpA	66,700	4,130,221
UniCredit SpA	230,852	8,555,431
		22,886,100
Japan–21.95%
Asahi Group Holdings Ltd.	69,000	2,433,806
Asics Corp.	103,200	1,578,564
Bandai Namco Holdings, Inc.	70,900	1,383,716
Brother Industries Ltd.	63,200	1,112,059
Chubu Electric Power Co., Inc.	57,600	680,574
Chugai Pharmaceutical Co. Ltd.	76,900	2,732,056
Daiwa House Industry Co. Ltd.	51,400	1,302,491
Daiwa Securities Group, Inc.	329,500	2,512,875
Disco Corp.	11,200	4,249,164
Fuji Electric Co. Ltd.	22,600	1,285,569
Hitachi Ltd.	193,000	4,319,678
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Hoya Corp.	38,100	$4,429,489
Hulic Co. Ltd.	173,900	1,539,689
Idemitsu Kosan Co. Ltd.	147,600	955,469
Inpex Corp.	127,100	1,869,884
ITOCHU Corp.	23,917	1,167,531
Japan Post Holdings Co. Ltd.	94,900	940,801
Japan Tobacco, Inc.	27,946	755,232
Kansai Electric Power Co., Inc.	276,500	4,643,564
Kao Corp.	26,800	1,086,725
Kawasaki Kisen Kaisha Ltd.	57,600	837,740
KDDI Corp.	32,100	848,738
Keyence Corp.	1,700	745,447
Kikkoman Corp.	63,500	735,485
Komatsu Ltd.	163,500	4,746,774
Konami Group Corp.	29,600	2,130,449
M3, Inc.	98,400	937,886
Makita Corp.	39,200	1,065,215
Mazda Motor Corp.	179,700	1,737,915
McDonald's Holdings Co. Japan Ltd.	41,300	1,627,460
Mitsubishi Chemical Group Corp.	401,400	2,228,170
Mitsubishi Corp.	198,800	3,889,753
Mitsubishi Electric Corp.	220,500	3,518,763
Mitsui & Co. Ltd.	99,600	2,260,175
Mitsui OSK Lines Ltd.	25,700	769,610
Murata Manufacturing Co. Ltd.	112,000	2,312,537
NEC Corp.	52,100	4,289,045
Nintendo Co. Ltd.	101,000	5,371,098
NIPPON EXPRESS HOLDINGS, Inc.	16,300	751,225
Nippon Sanso Holdings Corp.	78,400	2,319,011
Nippon Yusen KK	25,900	753,706
Nitto Denko Corp.	39,200	3,096,725
Nomura Holdings, Inc.	1,015,000	5,816,583
Nomura Real Estate Holdings, Inc.	51,000	1,277,774
Ono Pharmaceutical Co. Ltd.	116,800	1,594,575
Oracle Corp.	17,800	1,228,044
ORIX Corp.	81,800	1,805,915
Osaka Gas Co. Ltd.	171,300	3,772,241
Otsuka Holdings Co. Ltd.	149,800	6,303,350
Panasonic Holdings Corp.	337,400	2,761,861
Recruit Holdings Co. Ltd.	101,900	5,451,261
Renesas Electronics Corp.	135,300	2,530,410
SCREEN Holdings Co. Ltd.	9,900	892,225
Shin-Etsu Chemical Co. Ltd.	176,000	6,823,842
Shionogi & Co. Ltd.	103,700	4,045,776
LVIP Franklin Templeton Multi-Factor Funds-2

LVIP Franklin Templeton Multi-Factor International Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
SoftBank Corp.	106,300	$1,297,945
Sompo Holdings, Inc.	310,500	6,629,172
Sony Group Corp.	11,200	949,518
Subaru Corp.	198,900	4,215,607
Sumitomo Realty & Development Co. Ltd.	44,400	1,302,831
Suntory Beverage & Food Ltd.	52,000	1,844,515
Sysmex Corp.	53,000	853,521
TDK Corp.	50,700	3,108,680
Tokio Marine Holdings, Inc.	81,400	3,038,144
†Tokyo Electric Power Co. Holdings, Inc.	342,500	1,843,952
Tokyo Electron Ltd.	20,300	4,403,443
Toyota Motor Corp.	118,600	2,425,222
Toyota Tsusho Corp.	171,900	3,346,329
Trend Micro, Inc.	14,900	604,835
Yokogawa Electric Corp.	108,000	2,611,225
Zensho Holdings Co. Ltd.	19,900	760,675
ZOZO, Inc.	35,400	886,265
		172,377,599
Jordan–0.23%
Hikma Pharmaceuticals PLC	75,184	1,797,207
		1,797,207
Luxembourg–0.50%
ArcelorMittal SA	32,630	746,777
Eurofins Scientific SE	51,170	2,550,965
Tenaris SA	40,169	617,323
		3,915,065
Netherlands–5.92%
ABN AMRO Bank NV	46,549	765,223
ASML Holding NV	17,605	18,179,107
EXOR NV	45,902	4,802,812
ING Groep NV	48,436	827,990
Koninklijke Ahold Delhaize NV	144,888	4,281,081
Koninklijke KPN NV	997,499	3,824,414
NN Group NV	84,356	3,925,321
Stellantis NV	343,225	6,789,147
Universal Music Group NV	60,623	1,803,595
Wolters Kluwer NV	7,620	1,263,267
		46,461,957
New Zealand–0.15%
Meridian Energy Ltd.	300,008	1,149,402
		1,149,402
Norway–1.17%
Aker BP ASA	28,851	735,529
Equinor ASA	124,075	3,532,134
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
Norsk Hydro ASA	133,652	$832,430
Salmar ASA	31,347	1,649,997
Telenor ASA	212,235	2,419,125
		9,169,215
Portugal–0.25%
Jeronimo Martins SGPS SA	98,949	1,933,943
		1,933,943
Singapore–0.41%
CapitaLand Integrated Commercial Trust	556,600	812,735
Genting Singapore Ltd.	1,499,500	956,539
Singapore Exchange Ltd.	207,500	1,450,664
		3,219,938
Spain–4.06%
ACS Actividades de Construccion y Servicios SA	47,718	2,058,454
Aena SME SA	25,952	5,225,142
Banco Bilbao Vizcaya Argentaria SA	668,520	6,695,581
CaixaBank SA	566,658	2,999,722
Iberdrola SA	275,625	3,576,114
Industria de Diseno Textil SA	112,233	5,572,286
Repsol SA	365,668	5,770,407
		31,897,706
Sweden–3.62%
Atlas Copco AB Class B	52,981	855,524
Evolution AB	9,927	1,034,004
H & M Hennes & Mauritz AB Class B	52,839	835,782
Industrivarden AB Class A	57,350	1,951,166
Industrivarden AB Class C	44,442	1,499,430
Investor AB Class B	363,165	9,943,436
Nordea Bank Abp	111,781	1,329,898
Skandinaviska Enskilda Banken AB Class A	73,893	1,091,070
SKF AB Class B	110,399	2,216,521
Trelleborg AB Class B	99,450	3,869,533
Volvo AB Class B	122,174	3,124,953
†Volvo Car AB Class B	233,757	723,061
		28,474,378
Switzerland–8.91%
ABB Ltd.	51,919	2,884,742
Cie Financiere Richemont SA Class A	25,820	4,030,558
Coca-Cola HBC AG	100,147	3,415,554
EMS-Chemie Holding AG	3,094	2,536,291
Geberit AG	3,254	1,922,448
Givaudan SA	857	4,063,465
LVIP Franklin Templeton Multi-Factor Funds-3

LVIP Franklin Templeton Multi-Factor International Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Logitech International SA	7,702	$745,125
Nestle SA	80,074	8,174,509
Novartis AG	117,034	12,527,308
Partners Group Holding AG	3,129	4,018,995
Roche Holding AG	35,818	10,083,640
Schindler Holding AG	21,518	5,395,571
Sika AG	3,289	941,545
Sonova Holding AG	6,328	1,955,204
STMicroelectronics NV	59,990	2,368,441
UBS Group AG	107,335	3,159,898
VAT Group AG	3,054	1,731,546
		69,954,840
Thailand–0.19%
†Sea Ltd. ADR	21,400	1,528,388
		1,528,388
United Kingdom–13.53%
3i Group PLC	242,932	9,415,386
Associated British Foods PLC	156,919	4,907,457
AstraZeneca PLC	25,521	3,986,179
Auto Trader Group PLC	295,994	2,997,817
BAE Systems PLC	298,945	4,988,230
Barclays PLC	3,561,715	9,405,434
BT Group PLC	2,639,859	4,683,542
Burberry Group PLC	61,386	681,155
Centrica PLC	837,255	1,427,746
Coca-Cola Europacific Partners PLC	44,725	3,259,111
GSK PLC	441,107	8,528,540
Halma PLC	22,749	778,164
Hargreaves Lansdown PLC	154,049	2,204,380
HSBC Holdings PLC (London Shares)	743,897	6,431,120
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
InterContinental Hotels Group PLC	34,203	$3,599,829
Intertek Group PLC	12,814	776,540
JD Sports Fashion PLC	493,283	745,153
Mondi PLC	77,635	1,490,231
National Grid PLC	55,058	614,279
Next PLC	47,712	5,449,857
RELX PLC	113,893	5,239,144
Rio Tinto PLC	38,618	2,538,972
†Rolls-Royce Holdings PLC	283,841	1,639,013
Sage Group PLC	278,953	3,838,316
Shell PLC	194,773	6,977,661
Tesco PLC	724,352	2,801,898
Unilever PLC	107,620	5,911,041
Vodafone Group PLC	1,070,632	944,122
		106,260,317
Total Common Stock (Cost $664,625,623)		763,478,130
ΔPREFERRED STOCK–0.35%
Germany–0.35%
Henkel AG & Co. KGaA 2.24%	30,779	2,743,163
Total Preferred Stock (Cost $2,411,318)		2,743,163

MONEY MARKET FUND–2.15%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.25%)	16,877,326	16,877,326
Total Money Market Fund (Cost $16,877,326)		16,877,326

TOTAL INVESTMENTS–99.71% (Cost $683,914,267)	783,098,619
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	2,306,857
NET ASSETS APPLICABLE TO 91,836,663 SHARES OUTSTANDING–100.00%	$785,405,476
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR INTERNATIONAL EQUITY FUND STANDARD CLASS ($665,668,570 / 77,826,117 Shares)	$8.553
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR INTERNATIONAL EQUITY FUND SERVICE CLASS ($119,736,906 / 14,010,546 Shares)	$8.546
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$727,407,289
Distributable earnings/(accumulated loss)	57,998,187
TOTAL NET ASSETS	$785,405,476

LVIP Franklin Templeton Multi-Factor Funds-4

LVIP Franklin Templeton Multi-Factor International Equity Fund
Statement of Net Assets (continued)

ΔSecurities have been classified by country of origin.
†Non-income producing.

★Includes $431,474 cash collateral held at broker for futures contracts, $165,135 variation margin due from broker on futures contracts,
$4,078,845 payable for securities purchased, $418,156 payable for fund shares redeemed, $71,939 other accrued expenses payable, $252,284 due to manager and affiliates, $15,887 payable for audit fee and $38,899 payable for fund accounting fee as of June 30, 2024.

The following futures contracts were outstanding at June 30, 2024:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
116	E-mini MSCI EAFE Index	$13,590,560	$13,572,815	9/20/24	$17,745	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
EAFE–Europe Australasia Far East
MSCI–Morgan Stanley Capital International
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-5

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.47%
Brazil–2.23%
†BRF SA	122,400	$495,722
Caixa Seguridade Participacoes SA	215,600	551,911
Engie Brasil Energia SA	70,700	562,175
Klabin SA	104,170	399,342
PRIO SA	106,800	837,763
TIM SA	304,700	868,298
Ultrapar Participacoes SA	231,300	895,392
Vale SA	344,700	3,843,429
Vibra Energia SA	306,300	1,146,276
WEG SA	221,900	1,672,754
		11,273,062
Chile–0.45%
Banco de Chile	7,126,525	795,236
Cencosud SA	425,860	803,253
Enel Americas SA	7,135,538	664,229
		2,262,718
China–24.12%
AAC Technologies Holdings, Inc.	137,000	538,593
Agricultural Bank of China Ltd. Class A	1,814,700	1,088,912
†Akeso, Inc.	197,000	952,325
Alibaba Group Holding Ltd.	875,900	7,907,614
Anhui Yingjia Distillery Co. Ltd. Class A	14,100	111,581
ANTA Sports Products Ltd.	294,200	2,825,568
Avary Holding Shenzhen Co. Ltd. Class A	40,300	220,523
†Baidu, Inc. Class A	212,450	2,319,279
Bank of Beijing Co. Ltd. Class A	451,600	362,968
Bank of Chengdu Co. Ltd. Class A	78,300	163,690
Bank of China Ltd. Class A	529,300	336,547
Bank of Communications Co. Ltd. Class A	645,000	663,104
Bank of Shanghai Co. Ltd. Class A	301,200	300,949
Beijing Kingsoft Office Software, Inc. Class A	9,722	304,396
Beijing New Building Materials PLC Class A	36,800	150,217
Beijing Roborock Technology Co. Ltd. Class A	2,903	156,855
BYD Co. Ltd. Class A	12,400	427,068
BYD Co. Ltd. Class H	187,500	5,570,460
CGN Power Co. Ltd. Class A	329,900	210,216
China Construction Bank Corp. Class A	205,300	209,085
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
China Feihe Ltd.	1,289,000	$595,884
China Hongqiao Group Ltd.	955,000	1,445,515
China Tower Corp. Ltd. Class H	15,436,000	1,996,448
Chongqing Rural Commercial Bank Co. Ltd. Class A	186,500	128,850
†Chongqing Zhifei Biological Products Co. Ltd. Class A	51,200	197,512
CITIC Securities Co. Ltd. Class A	260,175	652,760
CMOC Group Ltd. Class H	1,017,000	929,867
Contemporary Amperex Technology Co. Ltd. Class A	30,940	766,596
CSPC Pharmaceutical Group Ltd.	2,844,000	2,265,279
Dong-E-E-Jiao Co. Ltd. Class A	12,700	109,416
Eastroc Beverage Group Co. Ltd. Class A	5,700	169,249
ENN Natural Gas Co. Ltd. Class A	53,100	152,006
†Eoptolink Technology, Inc. Ltd. Class A	14,600	212,086
Far East Horizon Ltd.	453,000	294,689
Focus Media Information Technology Co. Ltd. Class A	285,700	238,278
Foxconn Industrial Internet Co. Ltd. Class A	270,700	1,020,799
Fuyao Glass Industry Group Co. Ltd. Class A	40,300	265,670
Giant Biogene Holding Co. Ltd.	86,600	508,463
Goneo Group Co. Ltd. Class A	13,775	146,204
Great Wall Motor Co. Ltd. Class H	441,500	680,705
Gree Electric Appliances, Inc. of Zhuhai Class A	60,900	328,720
Guangdong Haid Group Co. Ltd. Class A	35,200	227,931
Guangzhou Tinci Materials Technology Co. Ltd. Class A	40,900	98,844
Guotai Junan Securities Co. Ltd. Class A	159,800	298,001
Haidilao International Holding Ltd.	462,000	830,636
Haier Smart Home Co. Ltd. Class A	127,600	498,385
Hansoh Pharmaceutical Group Co. Ltd.	402,000	840,133
LVIP Franklin Templeton Multi-Factor Funds-6

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	48,200	$134,198
Henan Shuanghui Investment & Development Co. Ltd. Class A	71,600	234,231
Hithink RoyalFlush Information Network Co. Ltd. Class A	10,400	148,427
HLA Group Corp. Ltd. Class A	97,900	124,496
†Horizon Construction Development Ltd.	83,888	16,114
†Huaneng Power International, Inc. Class A	190,300	251,951
Huatai Securities Co. Ltd. Class A	155,400	264,987
Huaxia Bank Co. Ltd. Class A	279,000	245,746
Hundsun Technologies, Inc. Class A	38,600	93,817
Iflytek Co. Ltd. Class A	15,400	91,030
Imeik Technology Development Co. Ltd. Class A	4,200	99,479
†Industrial Bank Co. Ltd. Class A	424,500	1,029,402
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	46,100	133,870
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	137,500	488,986
Inner Mongolia Yitai Coal Co. Ltd. Class B	293,300	526,767
JA Solar Technology Co. Ltd. Class A	71,800	110,674
JCET Group Co. Ltd. Class A	36,200	157,982
†JD Logistics, Inc.	684,800	734,868
JD.com, Inc. Class A	124,950	1,652,869
Jiangsu King's Luck Brewery JSC Ltd. Class A	26,400	167,860
Jiangsu Zhongtian Technology Co. Ltd. Class A	70,000	152,696
†Kuaishou Technology	391,700	2,314,872
Kunlun Energy Co. Ltd.	1,306,000	1,354,659
Lenovo Group Ltd.	2,056,000	2,901,393
Lens Technology Co. Ltd. Class A	105,500	264,982
†Li Auto, Inc. Class A	258,200	2,324,413
Longfor Group Holdings Ltd.	57,000	78,248
†Meituan Class B	340,300	4,841,476
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
NARI Technology Co. Ltd. Class A	161,200	$553,747
NetEase, Inc.	321,100	6,130,837
Ningbo Sanxing Medical Electric Co. Ltd. Class A	28,100	135,355
†Ningxia Baofeng Energy Group Co. Ltd. Class A	150,500	358,952
Nongfu Spring Co. Ltd. Class H	630,000	2,989,032
†PDD Holdings, Inc. ADR	48,300	6,421,485
PetroChina Co. Ltd. Class A	457,000	649,079
Ping An Insurance Group Co. of China Ltd. Class H	612,500	2,776,586
Pop Mart International Group Ltd.	157,400	770,971
Qifu Technology, Inc. ADR	12,400	244,652
Satellite Chemical Co. Ltd. Class A	67,500	167,030
SDIC Power Holdings Co. Ltd. Class A	152,700	383,323
SF Holding Co. Ltd. Class A	104,639	513,975
Shandong Nanshan Aluminum Co. Ltd. Class A	246,500	129,254
Shandong Sun Paper Industry JSC Ltd. Class A	61,100	117,305
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	454,400	216,463
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	4,051	102,891
Shanghai RAAS Blood Products Co. Ltd. Class A	137,300	147,767
Shanghai Rural Commercial Bank Co. Ltd. Class A	207,500	191,906
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	10,400	416,384
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	15,600	144,792
Shenzhen Transsion Holdings Co. Ltd. Class A	24,026	253,088
Sieyuan Electric Co. Ltd. Class A	16,400	150,998
Sinotruk Hong Kong Ltd.	245,000	636,889
Sungrow Power Supply Co. Ltd. Class A	40,040	341,820
Suzhou TFC Optical Communication Co. Ltd. Class A	11,200	136,292
TBEA Co. Ltd. Class A	107,120	204,479
LVIP Franklin Templeton Multi-Factor Funds-7

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Tencent Holdings Ltd.	387,900	$18,498,276
Tencent Music Entertainment Group ADR	250,300	3,516,715
Tianqi Lithium Corp. Class A	31,900	131,313
Tongcheng Travel Holdings Ltd.	288,800	574,712
Tongwei Co. Ltd. Class A	94,700	249,065
Topsports International Holdings Ltd.	684,000	363,501
Vipshop Holdings Ltd. ADR	123,887	1,613,009
Want Want China Holdings Ltd.	1,601,000	967,687
Weichai Power Co. Ltd. Class H	600,000	1,147,899
WuXi AppTec Co. Ltd. Class A	49,000	264,285
WuXi AppTec Co. Ltd. Class H	130,100	486,477
†Wuxi Biologics Cayman, Inc.	186,500	275,605
Xinyi Solar Holdings Ltd.	1,106,000	556,608
Yadea Group Holdings Ltd.	426,000	538,429
Yum China Holdings, Inc.	54,533	1,681,798
Yutong Bus Co. Ltd. Class A	42,700	151,617
Zangge Mining Co. Ltd. Class A	33,800	111,968
Zhejiang Dahua Technology Co. Ltd. Class A	64,500	137,237
Zhejiang NHU Co. Ltd. Class A	60,100	158,810
Zheshang Securities Co. Ltd. Class A	77,800	114,783
Zhongji Innolight Co. Ltd. Class A	23,380	443,657
Zijin Mining Group Co. Ltd. Class A	346,700	838,354
Zijin Mining Group Co. Ltd. Class H	962,000	2,030,178
†ZTE Corp. Class A	76,400	294,095
		122,090,799
Czech Republic–0.07%
Moneta Money Bank AS	84,232	368,020
		368,020
Egypt–0.28%
Commercial International Bank - Egypt (CIB)	754,686	1,216,171
Eastern Co. SAE	460,282	174,225
		1,390,396
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Greece–0.61%
Hellenic Telecommunications Organization SA	23,832	$343,028
Jumbo SA	7,153	205,914
Motor Oil Hellas Corinth Refineries SA	7,253	182,073
†National Bank of Greece SA	176,498	1,471,336
†Public Power Corp. SA	73,692	887,066
		3,089,417
Hong Kong–0.63%
Bosideng International Holdings Ltd.	1,130,000	704,708
Brilliance China Automotive Holdings Ltd.	850,000	893,643
China Gas Holdings Ltd.	254,800	228,402
Geely Automobile Holdings Ltd.	751,000	845,338
Sinopharm Group Co. Ltd. Class H	202,000	536,749
		3,208,840
Hungary–0.75%
MOL Hungarian Oil & Gas PLC	32,334	252,319
OTP Bank Nyrt	71,105	3,533,000
		3,785,319
India–18.93%
ABB India Ltd.	17,823	1,814,820
Ambuja Cements Ltd.	51,813	416,461
Asian Paints Ltd.	122,183	4,274,189
Aurobindo Pharma Ltd.	77,635	1,124,294
Axis Bank Ltd.	23,035	349,513
Bajaj Holdings & Investment Ltd.	6,400	655,158
†Bharat Petroleum Corp. Ltd.	517,850	1,887,580
Bharti Airtel Ltd.	65,065	1,126,753
†Britannia Industries Ltd.	27,782	1,824,275
CG Power & Industrial Solutions Ltd.	200,172	1,691,635
Colgate-Palmolive India Ltd.	45,290	1,544,191
Cummins India Ltd.	46,409	2,207,736
Divi's Laboratories Ltd.	14,600	804,775
Dr Reddy's Laboratories Ltd.	38,020	2,919,111
Havells India Ltd.	9,745	212,973
HCL Technologies Ltd.	216,781	3,794,496
HDFC Asset Management Co. Ltd.	31,994	1,532,144
Hero MotoCorp Ltd.	14,739	986,212
Hindalco Industries Ltd.	351,343	2,922,188
LVIP Franklin Templeton Multi-Factor Funds-8

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
ICICI Bank Ltd.	429,154	$6,173,745
Indian Hotels Co. Ltd.	286,511	2,147,608
†Indus Towers Ltd.	269,253	1,211,820
Infosys Ltd.	68,346	1,284,138
†InterGlobe Aviation Ltd.	33,111	1,678,928
Larsen & Toubro Ltd.	50,454	2,147,006
Lupin Ltd.	75,880	1,475,377
Muthoot Finance Ltd.	40,110	863,817
Nestle India Ltd.	21,926	670,934
NMDC Ltd.	356,330	1,051,417
NTPC Ltd.	749,701	3,401,581
Oil & Natural Gas Corp. Ltd.	785,391	2,582,572
PI Industries Ltd.	23,561	1,073,331
Pidilite Industries Ltd.	45,096	1,708,362
†Polycab India Ltd.	15,827	1,279,161
Power Finance Corp. Ltd.	494,573	2,877,138
Reliance Industries Ltd.	206,370	7,748,202
Shree Cement Ltd.	3,171	1,059,836
Shriram Finance Ltd.	87,104	3,041,263
†Solar Industries India Ltd.	9,041	1,086,470
Supreme Industries Ltd.	21,152	1,510,768
†Suzlon Energy Ltd.	2,792,014	1,769,880
Tata Consultancy Services Ltd.	140,261	6,566,931
Tata Elxsi Ltd.	7,387	620,229
Tata Motors Ltd. Class A	99,655	795,447
†Tata Power Co. Ltd.	264,188	1,395,907
Trent Ltd.	44,733	2,939,651
United Spirits Ltd.	7,205	110,295
Varun Beverages Ltd.	60,988	1,191,785
Vedanta Ltd.	347,732	1,893,213
Wipro Ltd.	61,843	381,830
		95,827,146
Indonesia–1.62%
Adaro Energy Indonesia Tbk. PT	4,202,800	716,080
Bank Central Asia Tbk. PT	8,981,100	5,443,507
Sumber Alfaria Trijaya Tbk. PT	5,759,500	967,244
Unilever Indonesia Tbk. PT	2,129,900	392,812
United Tractors Tbk. PT	515,800	692,196
		8,211,839
Malaysia–1.40%
CIMB Group Holdings Bhd.	2,012,900	2,901,478
Genting Bhd.	438,500	437,803
Malaysia Airports Holdings Bhd.	296,800	622,855
MR DIY Group M Bhd.	842,300	346,383
Nestle Malaysia Bhd.	23,800	612,973
Sime Darby Bhd.	371,300	206,212
Telekom Malaysia Bhd.	407,900	584,505
Tenaga Nasional Bhd.	296,600	866,380
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Malaysia (continued)
YTL Power International Bhd.	469,200	$479,395
		7,057,984
Mexico–2.45%
Banco del Bajio SA	267,408	815,598
Cemex SAB de CV	4,740,500	3,031,640
Fibra Uno Administracion SA de CV	157,000	193,772
Grupo Aeroportuario del Sureste SAB de CV Class B	55,560	1,675,000
Grupo Financiero Banorte SAB de CV Class O	365,300	2,842,930
Kimberly-Clark de Mexico SAB de CV Class A	318,000	548,396
Orbia Advance Corp. SAB de CV	348,800	486,547
Prologis Property Mexico SA de CV	63,400	206,678
Promotora y Operadora de Infraestructura SAB de CV	60,515	559,999
Southern Copper Corp.	16,470	1,774,478
Wal-Mart de Mexico SAB de CV	83,100	283,844
		12,418,882
Netherlands–0.16%
NEPI Rockcastle NV	111,616	805,936
		805,936
Philippines–0.71%
BDO Unibank, Inc.	633,960	1,386,709
International Container Terminal Services, Inc.	258,370	1,542,047
Metropolitan Bank & Trust Co.	579,160	667,513
		3,596,269
Poland–1.20%
Bank Polska Kasa Opieki SA	54,787	2,286,393
ORLEN SA	20,993	352,990
Powszechna Kasa Oszczednosci Bank Polski SA	24,157	377,568
Powszechny Zaklad Ubezpieczen SA	162,898	2,085,567
Santander Bank Polska SA	7,293	980,456
		6,082,974
Qatar–0.26%
Barwa Real Estate Co.	749,936	566,155
LVIP Franklin Templeton Multi-Factor Funds-9

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Qatar (continued)
Ooredoo QPSC	267,239	$748,651
		1,314,806
Republic of Korea–13.38%
†Alteogen, Inc.	1,584	322,784
CJ CheilJedang Corp.	2,125	595,124
DB Insurance Co. Ltd.	16,096	1,338,897
Doosan Bobcat, Inc.	17,584	655,328
GS Holdings Corp.	15,548	529,750
Hana Financial Group, Inc.	97,646	4,305,930
Hankook Tire & Technology Co. Ltd.	25,145	825,684
Hanwha Aerospace Co. Ltd.	9,653	1,749,672
HD Hyundai Electric Co. Ltd.	3,936	886,422
HMM Co. Ltd.	83,003	1,183,690
Hyundai Mobis Co. Ltd.	20,557	3,755,965
KB Financial Group, Inc.	94,649	5,397,709
†Krafton, Inc.	8,698	1,778,777
KT Corp.	10,346	281,105
Kumho Petrochemical Co. Ltd.	4,216	448,706
LG Innotek Co. Ltd.	1,244	245,818
LG Uplus Corp.	72,085	514,257
Meritz Financial Group, Inc.	26,077	1,498,504
NAVER Corp.	13,531	1,640,628
Orion Corp.	5,381	360,427
Posco International Corp.	13,637	647,918
Samsung Electronics Co. Ltd.	325,776	19,288,590
Samsung Fire & Marine Insurance Co. Ltd.	2,245	634,439
Samsung Life Insurance Co. Ltd.	23,605	1,517,648
Samsung SDS Co. Ltd.	7,797	841,158
Shinhan Financial Group Co. Ltd.	143,074	5,004,732
SK Hynix, Inc.	36,416	6,256,726
†SK Square Co. Ltd.	32,688	2,374,718
SK Telecom Co. Ltd.	19,099	714,565
Woori Financial Group, Inc.	200,494	2,139,671
		67,735,342
Russia–0.00%
=πSeverstal PAO	283,840	0
=πSurgutneftegas PJSC	11,590,970	0
		0
Saudi Arabia–2.69%
†Ades Holding Co.	42,042	225,473
Al Rajhi Bank	14,946	325,777
Alinma Bank	337,529	2,814,516
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia (continued)
Arab National Bank	258,806	$1,400,580
Bank AlBilad	118,898	1,036,503
Bupa Arabia for Cooperative Insurance Co.	26,260	1,798,918
Etihad Etisalat Co.	129,487	1,841,870
Mouwasat Medical Services Co.	34,052	1,097,985
Nahdi Medical Co.	14,034	490,846
SABIC Agri-Nutrients Co.	5,719	172,077
Sahara International Petrochemical Co.	126,250	982,647
Saudi Aramco Base Oil Co.	18,396	645,202
Saudi National Bank	57,562	567,806
†Savola Group	16,782	208,645
		13,608,845
South Africa–2.39%
Bid Corp. Ltd.	80,394	1,877,403
Clicks Group Ltd.	62,376	1,180,614
Exxaro Resources Ltd.	80,895	791,443
FirstRand Ltd.	396,486	1,675,838
Gold Fields Ltd.	9,354	140,574
Harmony Gold Mining Co. Ltd.	166,126	1,534,454
Kumba Iron Ore Ltd.	20,436	493,811
OUTsurance Group Ltd.	282,553	720,913
Sasol Ltd.	129,934	986,266
Shoprite Holdings Ltd.	53,424	834,024
Standard Bank Group Ltd.	84,231	975,980
Woolworths Holdings Ltd.	267,524	908,424
		12,119,744
Taiwan–19.09%
Accton Technology Corp.	49,000	838,278
Airtac International Group	11,000	335,003
ASE Technology Holding Co. Ltd.	759,000	3,942,219
†China Development Financial Holding Corp.	1,488,000	692,594
Compal Electronics, Inc.	1,107,000	1,184,067
CTBC Financial Holding Co. Ltd.	946,000	1,103,713
Eclat Textile Co. Ltd.	16,000	260,900
†eMemory Technology, Inc.	6,000	475,317
Fortune Electric Co. Ltd.	13,000	378,682
Hon Hai Precision Industry Co. Ltd.	1,227,000	8,093,892
Largan Precision Co. Ltd.	30,000	2,538,415
MediaTek, Inc.	144,000	6,214,263
Nien Made Enterprise Co. Ltd.	61,000	733,320
Novatek Microelectronics Corp.	185,000	3,455,759
Pegatron Corp.	661,000	2,129,202
LVIP Franklin Templeton Multi-Factor Funds-10

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Pou Chen Corp.	778,000	$839,357
President Chain Store Corp.	39,000	328,792
SinoPac Financial Holdings Co. Ltd.	3,515,000	2,752,061
Synnex Technology International Corp.	438,000	986,940
Taiwan Semiconductor Manufacturing Co. Ltd.	1,559,000	46,421,836
Uni-President Enterprises Corp.	573,000	1,435,966
†United Microelectronics Corp.	2,864,000	4,917,307
Voltronic Power Technology Corp.	22,000	1,305,427
WPG Holdings Ltd.	545,000	1,508,592
Yageo Corp.	26,000	585,053
Yuanta Financial Holding Co. Ltd.	2,293,000	2,265,328
Zhen Ding Technology Holding Ltd.	231,000	922,106
		96,644,389
Thailand–0.98%
Advanced Info Service PCL	397,200	2,272,962
Bangkok Dusit Medical Services PCL Class F	267,600	193,239
Bumrungrad Hospital PCL	199,000	1,339,410
Central Pattana PCL	269,400	405,596
Krungthai Card PCL	293,700	326,133
TMBThanachart Bank PCL NVDR	9,148,800	426,308
		4,963,648
Turkey–1.53%
Akbank TAS	1,015,566	1,991,961
BIM Birlesik Magazalar AS	55,453	925,497
Haci Omer Sabanci Holding AS	367,217	1,085,185
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Turkey (continued)
KOC Holding AS	249,565	$1,733,326
Turkiye Is Bankasi AS Class C	1,817,264	882,066
Yapi ve Kredi Bankasi AS	1,108,726	1,147,611
		7,765,646
United Arab Emirates–1.54%
Abu Dhabi Islamic Bank PJSC	501,647	1,581,561
Aldar Properties PJSC	761,090	1,297,148
Emaar Properties PJSC	2,209,113	4,931,861
		7,810,570
Total Common Stock (Cost $434,035,900)		493,432,591
ΔPREFERRED STOCKS–2.21%
Brazil–2.21%
Cia Energetica de Minas Gerais 10.92%	632,840	1,117,356
Gerdau SA 6.06%	282,362	931,424
Itau Unibanco Holding SA 7.24%	557,700	3,226,421
Itausa SA 8.62%	1,815,770	3,176,729
Petroleo Brasileiro SA 14.35%	400,100	2,723,351
Total Preferred Stocks (Cost $11,909,857)		11,175,281

MONEY MARKET FUND–0.47%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.25%)	2,398,043	2,398,043
Total Money Market Fund (Cost $2,398,043)		2,398,043

TOTAL INVESTMENTS–100.15% (Cost $448,343,800)	507,005,915
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.15%)	(750,530)
NET ASSETS APPLICABLE TO 63,481,546 SHARES OUTSTANDING–100.00%	$506,255,385
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR EMERGING MARKETS EQUITY FUND STANDARD CLASS ($370,093,429 / 46,398,911 Shares)	$7.976
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR EMERGING MARKETS EQUITY FUND SERVICE CLASS ($136,161,956 / 17,082,635 Shares)	$7.971
LVIP Franklin Templeton Multi-Factor Funds-11

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$658,512,755
Distributable earnings/(accumulated loss)	(152,257,370)
TOTAL NET ASSETS	$506,255,385

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At June 30, 2024, the aggregate value of restricted securities was $0, which represented
0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Severstal PAO	2/4/2022	$3,161,310	$0
Surgutneftegas PJSC	2/4/2022	5,050,556	0
Total		$8,211,866	$—

★Includes $128,467 cash collateral held at broker for futures contracts, $9,206 variation margin due from broker on futures contracts, $1,321 payable for securities purchased, $425,965 payable for fund shares redeemed, $186,396 other accrued expenses payable, $176,409 due to manager and affiliates, $3,371,149 foreign capital gain taxes payable, $15,888 payable for audit fee and $28,532 payable for fund accounting fee as of June 30, 2024.

The following futures contracts were outstanding at June 30, 2024:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
80	E-mini MSCI Emerging Markets Index	$4,352,800	$4,355,651	9/20/24	$—	$(2,851)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-12

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.17%
Aerospace & Defense–1.15%
Curtiss-Wright Corp.	7,888	$2,137,490
General Dynamics Corp.	6,167	1,789,294
Huntington Ingalls Industries, Inc.	14,667	3,612,922
Lockheed Martin Corp.	12,261	5,727,113
RTX Corp.	17,177	1,724,399
Textron, Inc.	66,288	5,691,488
		20,682,706
Air Freight & Logistics–0.54%
Expeditors International of Washington, Inc.	14,476	1,806,460
FedEx Corp.	20,408	6,119,135
United Parcel Service, Inc. Class B	13,175	1,802,999
		9,728,594
Automobiles–1.84%
Ford Motor Co.	185,646	2,328,001
General Motors Co.	418,430	19,440,258
†Tesla, Inc.	57,968	11,470,708
		33,238,967
Banks–3.20%
Bank of America Corp.	47,963	1,907,489
Citigroup, Inc.	161,681	10,260,276
Fifth Third Bancorp	59,751	2,180,314
JPMorgan Chase & Co.	153,900	31,127,814
Pinnacle Financial Partners, Inc.	23,659	1,893,666
Webster Financial Corp.	44,232	1,928,073
Wells Fargo & Co.	140,620	8,351,422
		57,649,054
Beverages–0.97%
Coca-Cola Co.	28,609	1,820,963
Molson Coors Beverage Co. Class B	71,840	3,651,627
†Monster Beverage Corp.	39,657	1,980,867
PepsiCo, Inc.	60,585	9,992,284
		17,445,741
Biotechnology–3.00%
AbbVie, Inc.	112,212	19,246,602
Amgen, Inc.	22,923	7,162,291
†Exelixis, Inc.	111,729	2,510,551
Gilead Sciences, Inc.	55,647	3,817,941
†Regeneron Pharmaceuticals, Inc.	6,233	6,551,070
†United Therapeutics Corp.	15,842	5,046,469
†Vertex Pharmaceuticals, Inc.	20,719	9,711,410
		54,046,334
Broadline Retail–3.77%
†Amazon.com, Inc.	341,544	66,003,378
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Broadline Retail (continued)
Macy's, Inc.	96,915	$1,860,768
		67,864,146
Building Products–0.43%
†Builders FirstSource, Inc.	11,912	1,648,740
Carlisle Cos., Inc.	4,343	1,759,827
Masco Corp.	25,803	1,720,286
Owens Corning	14,854	2,580,437
		7,709,290
Capital Markets–2.64%
Affiliated Managers Group, Inc.	11,798	1,843,202
Ameriprise Financial, Inc.	14,981	6,399,733
Bank of New York Mellon Corp.	288,179	17,259,040
BlackRock, Inc.	2,294	1,806,112
Cboe Global Markets, Inc.	10,596	1,801,956
Goldman Sachs Group, Inc.	4,262	1,927,788
Moody's Corp.	4,345	1,828,941
Morgan Stanley	18,549	1,802,777
Raymond James Financial, Inc.	15,193	1,878,007
SEI Investments Co.	35,513	2,297,336
State Street Corp.	25,058	1,854,292
Stifel Financial Corp.	22,576	1,899,770
T Rowe Price Group, Inc.	43,815	5,052,308
		47,651,262
Chemicals–1.16%
CF Industries Holdings, Inc.	24,131	1,788,590
Eastman Chemical Co.	17,970	1,760,521
Ecolab, Inc.	7,466	1,776,908
Linde PLC	4,053	1,778,497
LyondellBasell Industries NV Class A	19,077	1,824,906
Mosaic Co.	66,426	1,919,711
PPG Industries, Inc.	14,004	1,762,963
RPM International, Inc.	15,972	1,719,865
Sherwin-Williams Co.	22,234	6,635,293
		20,967,254
Commercial Services & Supplies–0.45%
Cintas Corp.	6,002	4,202,960
Republic Services, Inc.	9,106	1,769,660
Waste Management, Inc.	9,764	2,083,052
		8,055,672
Communications Equipment–1.00%
†Arista Networks, Inc.	8,413	2,948,588
Cisco Systems, Inc.	177,502	8,433,120
†F5, Inc.	22,768	3,921,333
Motorola Solutions, Inc.	7,015	2,708,141
		18,011,182
LVIP Franklin Templeton Multi-Factor Funds-13

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–0.12%
EMCOR Group, Inc.	5,689	$2,076,940
		2,076,940
Consumer Finance–0.35%
American Express Co.	7,856	1,819,057
Synchrony Financial	95,736	4,517,782
		6,336,839
Consumer Staples Distribution & Retail–2.55%
Albertsons Cos., Inc. Class A	146,201	2,887,470
Costco Wholesale Corp.	22,945	19,503,020
Kroger Co.	258,105	12,887,183
Target Corp.	31,168	4,614,111
Walmart, Inc.	90,079	6,099,249
		45,991,033
Containers & Packaging–0.19%
AptarGroup, Inc.	12,226	1,721,543
Packaging Corp. of America	9,696	1,770,102
		3,491,645
Distributors–0.10%
Genuine Parts Co.	12,792	1,769,389
		1,769,389
Diversified Telecommunication Services–0.81%
AT&T, Inc.	203,668	3,892,095
Verizon Communications, Inc.	259,287	10,692,996
		14,585,091
Electric Utilities–1.19%
Edison International	24,851	1,784,550
Entergy Corp.	34,008	3,638,856
Evergy, Inc.	32,989	1,747,427
FirstEnergy Corp.	46,513	1,780,052
NextEra Energy, Inc.	28,360	2,008,172
NRG Energy, Inc.	88,963	6,926,659
OGE Energy Corp.	49,824	1,778,717
Xcel Energy, Inc.	33,492	1,788,808
		21,453,241
Electrical Equipment–1.07%
Acuity Brands, Inc.	10,889	2,629,040
Eaton Corp. PLC	32,523	10,197,587
Emerson Electric Co.	27,370	3,015,079
Hubbell, Inc.	4,716	1,723,604
Vertiv Holdings Co. Class A	19,964	1,728,283
		19,293,593
Electronic Equipment, Instruments & Components–0.34%
Amphenol Corp. Class A	25,923	1,746,432
Jabil, Inc.	14,400	1,566,576
TD SYNNEX Corp.	24,232	2,796,373
		6,109,381
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment–1.83%
Electronic Arts, Inc.	53,735	$7,486,898
†Netflix, Inc.	22,245	15,012,706
†Spotify Technology SA	8,914	2,797,124
Walt Disney Co.	76,777	7,623,188
		32,919,916
Financial Services–4.73%
†Berkshire Hathaway, Inc. Class B	69,355	28,213,614
Corebridge Financial, Inc.	62,463	1,818,923
Equitable Holdings, Inc.	121,456	4,962,692
†Fiserv, Inc.	11,976	1,784,903
Mastercard, Inc. Class A	42,835	18,897,089
MGIC Investment Corp.	100,150	2,158,232
Visa, Inc. Class A	104,003	27,297,667
		85,133,120
Food Products–0.23%
Bunge Global SA	17,318	1,849,043
Ingredion, Inc.	20,478	2,348,827
		4,197,870
Ground Transportation–0.54%
Landstar System, Inc.	9,943	1,834,285
Ryder System, Inc.	15,569	1,928,688
†Uber Technologies, Inc.	38,197	2,776,158
Union Pacific Corp.	14,232	3,220,132
		9,759,263
Health Care Equipment & Supplies–2.75%
Abbott Laboratories	28,043	2,913,948
†Align Technology, Inc.	7,243	1,748,678
†Boston Scientific Corp.	116,513	8,972,666
†Dexcom, Inc.	15,356	1,741,063
†Edwards Lifesciences Corp.	20,623	1,904,947
†IDEXX Laboratories, Inc.	17,530	8,540,616
†Intuitive Surgical, Inc.	15,420	6,859,587
Medtronic PLC	46,519	3,661,510
ResMed, Inc.	18,367	3,515,811
Stryker Corp.	28,568	9,720,262
		49,579,088
Health Care Providers & Services–1.96%
Cencora, Inc.	14,437	3,252,656
†Centene Corp.	126,592	8,393,050
Cigna Group	7,751	2,562,248
CVS Health Corp.	29,449	1,739,258
Elevance Health, Inc.	3,302	1,789,222
HCA Healthcare, Inc.	5,332	1,713,065
†Molina Healthcare, Inc.	5,819	1,729,989
†Tenet Healthcare Corp.	21,299	2,833,406
UnitedHealth Group, Inc.	18,590	9,467,143
Universal Health Services, Inc. Class B	10,296	1,904,039
		35,384,076
LVIP Franklin Templeton Multi-Factor Funds-14

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care REITs–0.10%
Alexandria Real Estate Equities, Inc.	15,504	$1,813,503
		1,813,503
Health Care Technology–0.12%
†Veeva Systems, Inc. Class A	11,716	2,144,145
		2,144,145
Hotels, Restaurants & Leisure–1.41%
Booking Holdings, Inc.	3,567	14,130,670
†Chipotle Mexican Grill, Inc.	76,500	4,792,725
Domino's Pizza, Inc.	4,375	2,258,944
†Royal Caribbean Cruises Ltd.	15,402	2,455,541
Texas Roadhouse, Inc.	10,559	1,813,086
		25,450,966
Household Durables–0.19%
PulteGroup, Inc.	15,719	1,730,662
Toll Brothers, Inc.	14,949	1,721,826
		3,452,488
Household Products–1.52%
Colgate-Palmolive Co.	214,286	20,794,314
Kimberly-Clark Corp.	12,738	1,760,391
Procter & Gamble Co.	29,304	4,832,816
		27,387,521
Independent Power and Renewable Electricity Producers–0.65%
Vistra Corp.	135,406	11,642,208
		11,642,208
Industrial Conglomerates–0.10%
Honeywell International, Inc.	8,463	1,807,189
		1,807,189
Industrial REITs–0.20%
First Industrial Realty Trust, Inc.	37,576	1,785,236
STAG Industrial, Inc.	50,394	1,817,207
		3,602,443
Insurance–1.58%
Chubb Ltd.	6,720	1,714,138
Globe Life, Inc.	31,156	2,563,516
Hartford Financial Services Group, Inc.	113,349	11,396,108
Progressive Corp.	11,833	2,457,832
Prudential Financial, Inc.	15,672	1,836,602
Reinsurance Group of America, Inc.	20,728	4,254,836
Travelers Cos., Inc.	8,640	1,756,858
Unum Group	48,628	2,485,377
		28,465,267
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services–7.31%
Alphabet, Inc. Class A	241,213	$43,936,948
Alphabet, Inc. Class C	216,079	39,633,210
Meta Platforms, Inc. Class A	95,357	48,080,907
		131,651,065
IT Services–0.97%
Accenture PLC Class A	22,650	6,872,236
Cognizant Technology Solutions Corp. Class A	35,484	2,412,912
†GoDaddy, Inc. Class A	12,824	1,791,641
International Business Machines Corp.	37,287	6,448,787
		17,525,576
Leisure Products–0.09%
†Mattel, Inc.	103,767	1,687,251
		1,687,251
Life Sciences Tools & Services–1.54%
Agilent Technologies, Inc.	33,028	4,281,420
Danaher Corp.	7,486	1,870,377
†ICON PLC	11,612	3,640,014
†Medpace Holdings, Inc.	8,384	3,452,950
†Mettler-Toledo International, Inc.	8,487	11,861,346
Thermo Fisher Scientific, Inc.	4,761	2,632,833
		27,738,940
Machinery–1.05%
AGCO Corp.	17,389	1,702,035
Allison Transmission Holdings, Inc.	31,618	2,399,806
Caterpillar, Inc.	16,644	5,544,117
Cummins, Inc.	6,645	1,840,200
Donaldson Co., Inc.	24,929	1,783,919
PACCAR, Inc.	37,848	3,896,073
Snap-on, Inc.	6,677	1,745,301
		18,911,451
Media–0.84%
Comcast Corp. Class A	339,730	13,303,827
Fox Corp. Class A	54,061	1,858,076
		15,161,903
Metals & Mining–0.88%
Nucor Corp.	12,802	2,023,740
Reliance, Inc.	9,274	2,648,654
Southern Copper Corp.	21,878	2,357,136
Steel Dynamics, Inc.	54,113	7,007,634
U.S. Steel Corp.	48,405	1,829,709
		15,866,873
Multi-Utilities–0.68%
Consolidated Edison, Inc.	117,156	10,476,090
LVIP Franklin Templeton Multi-Factor Funds-15

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
DTE Energy Co.	16,130	$1,790,591
		12,266,681
Oil, Gas & Consumable Fuels–3.08%
APA Corp.	116,003	3,415,128
Chevron Corp.	11,652	1,822,606
ConocoPhillips	16,352	1,870,342
Devon Energy Corp.	78,361	3,714,312
Diamondback Energy, Inc.	9,533	1,908,411
EOG Resources, Inc.	80,799	10,170,170
Exxon Mobil Corp.	104,984	12,085,758
HF Sinclair Corp.	34,072	1,817,401
Marathon Oil Corp.	64,503	1,849,301
Marathon Petroleum Corp.	57,407	9,958,966
Ovintiv, Inc.	39,197	1,837,163
Valero Energy Corp.	31,820	4,988,103
		55,437,661
Passenger Airlines–0.10%
†United Airlines Holdings, Inc.	37,601	1,829,665
		1,829,665
Pharmaceuticals–2.99%
Eli Lilly & Co.	31,537	28,552,969
†Jazz Pharmaceuticals PLC	15,332	1,636,384
Johnson & Johnson	70,879	10,359,675
Merck & Co., Inc.	77,311	9,571,102
Organon & Co.	92,028	1,904,980
Viatris, Inc.	177,277	1,884,454
		53,909,564
Professional Services–0.62%
†CACI International, Inc. Class A	7,573	3,257,374
Genpact Ltd.	57,795	1,860,421
Paychex, Inc.	14,372	1,703,944
Robert Half, Inc.	40,270	2,576,475
Verisk Analytics, Inc.	6,692	1,803,829
		11,202,043
Real Estate Management & Development–0.27%
†CBRE Group, Inc. Class A	20,449	1,822,211
†Jones Lang LaSalle, Inc.	14,654	3,008,173
		4,830,384
Residential REITs–0.20%
AvalonBay Communities, Inc.	9,361	1,936,697
Essex Property Trust, Inc.	6,380	1,736,636
		3,673,333
Retail REITs–0.92%
Simon Property Group, Inc.	109,619	16,640,164
		16,640,164
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–11.56%
†Advanced Micro Devices, Inc.	24,480	$3,970,901
Applied Materials, Inc.	63,844	15,066,546
Broadcom, Inc.	13,586	21,812,731
†Cirrus Logic, Inc.	17,698	2,259,327
Intel Corp.	58,294	1,805,365
KLA Corp.	8,197	6,758,508
Lam Research Corp.	3,635	3,870,730
Micron Technology, Inc.	19,174	2,521,956
Monolithic Power Systems, Inc.	2,420	1,988,466
NVIDIA Corp.	1,022,802	126,356,959
NXP Semiconductors NV	6,924	1,863,179
QUALCOMM, Inc.	91,085	18,142,310
Skyworks Solutions, Inc.	16,806	1,791,183
		208,208,161
Software–10.77%
†Adobe, Inc.	22,056	12,252,990
†AppLovin Corp. Class A	52,048	4,331,435
†Cadence Design Systems, Inc.	19,453	5,986,661
†DocuSign, Inc.	73,543	3,934,550
†Dropbox, Inc. Class A	93,512	2,101,215
†Fair Isaac Corp.	1,378	2,051,373
†Fortinet, Inc.	29,161	1,757,533
Intuit, Inc.	8,722	5,732,186
†Manhattan Associates, Inc.	20,327	5,014,264
Microsoft Corp.	296,395	132,473,745
Oracle Corp.	13,892	1,961,550
Salesforce, Inc.	30,747	7,905,054
†ServiceNow, Inc.	3,650	2,871,346
†Zoom Video Communications, Inc. Class A	95,347	5,643,589
		194,017,491
Specialized REITs–0.90%
Iron Mountain, Inc.	54,624	4,895,403
Lamar Advertising Co. Class A	15,351	1,834,905
VICI Properties, Inc.	328,561	9,409,987
		16,140,295
Specialty Retail–1.87%
Best Buy Co., Inc.	21,450	1,808,021
Home Depot, Inc.	36,346	12,511,747
Lowe's Cos., Inc.	7,901	1,741,854
Murphy USA, Inc.	3,707	1,740,288
†O'Reilly Automotive, Inc.	1,704	1,799,526
Ross Stores, Inc.	12,308	1,788,599
TJX Cos., Inc.	57,163	6,293,646
†Ulta Beauty, Inc.	4,604	1,776,546
Williams-Sonoma, Inc.	14,828	4,186,982
		33,647,209
LVIP Franklin Templeton Multi-Factor Funds-16

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–6.16%
Apple, Inc.	513,602	$108,174,853
NetApp, Inc.	21,530	2,773,064
		110,947,917
Textiles, Apparel & Luxury Goods–0.34%
†Deckers Outdoor Corp.	4,588	4,440,954
†Lululemon Athletica, Inc.	5,734	1,712,746
		6,153,700
Tobacco–0.82%
Altria Group, Inc.	323,262	14,724,584
		14,724,584
Trading Companies & Distributors–0.33%
Fastenal Co.	27,855	1,750,408
United Rentals, Inc.	2,891	1,869,697
WW Grainger, Inc.	2,634	2,376,500
		5,996,605
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities–0.10%
American Water Works Co., Inc.	13,596	$1,756,059
		1,756,059
Total Common Stock (Cost $1,355,199,041)		1,786,820,992

MONEY MARKET FUND–0.79%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	14,318,816	14,318,816
Total Money Market Fund (Cost $14,318,816)		14,318,816

TOTAL INVESTMENTS–99.96% (Cost $1,369,517,857)	1,801,139,808
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	710,773
NET ASSETS APPLICABLE TO 124,762,557 SHARES OUTSTANDING–100.00%	$1,801,850,581
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR LARGE CAP EQUITY FUND STANDARD CLASS ($1,466,351,291 / 101,448,330 Shares)	$14.454
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR LARGE CAP EQUITY FUND SERVICE CLASS ($335,499,290 / 23,314,227 Shares)	$14.390
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$1,282,074,983
Distributable earnings/(accumulated loss)	519,775,598
TOTAL NET ASSETS	$1,801,850,581

†Non-income producing.

★Includes $531,000 cash collateral held at broker for futures contracts, $780,954 payable for fund shares redeemed, $6,008 other accrued expenses payable, $554,546 due to manager and affiliates, $55,153 variation margin due to broker on futures contracts, $15,888 payable for audit fee and $61,164 payable for fund accounting fee as of June 30, 2024.

LVIP Franklin Templeton Multi-Factor Funds-17

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at June 30, 2024:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
45	E-mini S&P 500 Index	$12,423,375	$12,500,409	9/20/24	$—	$(77,034)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-18

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.00%
Aerospace & Defense–1.05%
†AAR Corp.	12,515	$909,841
†AeroVironment, Inc.	1,043	189,993
†Astronics Corp.	14,333	287,090
Cadre Holdings, Inc.	4,550	152,698
Curtiss-Wright Corp.	7,206	1,952,682
†Kratos Defense & Security Solutions, Inc.	67,548	1,351,635
Moog, Inc. Class A	6,694	1,119,906
National Presto Industries, Inc.	2,206	165,737
Textron, Inc.	13,755	1,181,004
		7,310,586
Air Freight & Logistics–0.17%
†Air Transport Services Group, Inc.	20,225	280,521
†GXO Logistics, Inc.	2,988	150,894
Hub Group, Inc. Class A	17,690	761,554
		1,192,969
Automobile Components–1.29%
†Adient PLC	14,557	359,703
†American Axle & Manufacturing Holdings, Inc.	60,217	420,917
BorgWarner, Inc.	46,595	1,502,223
Dana, Inc.	51,437	623,416
†Fox Factory Holding Corp.	6,089	293,429
†Gentherm, Inc.	13,988	689,888
†Goodyear Tire & Rubber Co.	77,867	883,790
†Modine Manufacturing Co.	24,574	2,462,069
Patrick Industries, Inc.	10,172	1,104,171
Phinia, Inc.	12,369	486,844
†Stoneridge, Inc.	10,413	166,192
		8,992,642
Automobiles–0.08%
Winnebago Industries, Inc.	9,810	531,702
		531,702
Banks–7.68%
1st Source Corp.	9,164	491,374
Amalgamated Financial Corp.	9,921	271,835
Associated Banc-Corp.	80,992	1,712,981
Atlantic Union Bankshares Corp.	40,417	1,327,698
†Axos Financial, Inc.	29,728	1,698,955
†Bancorp, Inc.	26,969	1,018,349
Bank OZK	60,789	2,492,349
BankUnited, Inc.	39,914	1,168,283
Business First Bancshares, Inc.	13,277	288,908
Camden National Corp.	7,660	252,780
Cathay General Bancorp	25,939	978,419
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Central Pacific Financial Corp.	14,672	$311,046
City Holding Co.	7,987	848,619
CNB Financial Corp.	11,235	229,306
Community Trust Bancorp, Inc.	8,654	377,834
ConnectOne Bancorp, Inc.	16,788	317,125
†Customers Bancorp, Inc.	15,446	741,099
Eagle Bancorp, Inc.	16,162	305,462
East West Bancorp, Inc.	24,782	1,814,786
Esquire Financial Holdings, Inc.	3,915	186,354
Farmers & Merchants Bancorp, Inc.	6,706	155,713
Farmers National Banc Corp.	10,930	136,516
Financial Institutions, Inc.	8,503	164,278
First BanCorp	54,608	998,780
First Busey Corp.	24,851	601,643
First Business Financial Services, Inc.	4,425	163,681
First Citizens BancShares, Inc. Class A	802	1,350,255
First Community Bankshares, Inc.	9,654	355,653
First Financial Bancorp	50,123	1,113,733
First Financial Corp.	6,361	234,594
FNB Corp.	163,351	2,234,642
Fulton Financial Corp.	90,494	1,536,588
Hanmi Financial Corp.	16,849	281,715
Home Bancorp, Inc.	3,930	157,239
HomeTrust Bancshares, Inc.	7,950	238,739
Hope Bancorp, Inc.	64,225	689,777
Horizon Bancorp, Inc.	24,127	298,451
Independent Bank Corp.	10,931	295,137
Kearny Financial Corp.	30,748	189,100
Mercantile Bank Corp.	8,839	358,598
Metrocity Bankshares, Inc.	10,123	267,247
†Metropolitan Bank Holding Corp.	5,718	240,671
Midland States Bancorp, Inc.	11,587	262,446
Northfield Bancorp, Inc.	22,255	210,977
OceanFirst Financial Corp.	32,339	513,867
OFG Bancorp	24,636	922,618
Orrstown Financial Services, Inc.	5,576	152,559
Pathward Financial, Inc.	14,341	811,270
Pinnacle Financial Partners, Inc.	25,725	2,059,029
Popular, Inc.	5,409	478,318
Preferred Bank	7,117	537,262
Premier Financial Corp.	19,809	405,292
QCR Holdings, Inc.	9,076	544,560
RBB Bancorp	9,199	173,033
Republic Bancorp, Inc. Class A	4,791	256,846
LVIP Franklin Templeton Multi-Factor Funds-19

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
ServisFirst Bancshares, Inc.	11,568	$730,982
Sierra Bancorp	7,558	169,148
South Plains Financial, Inc.	6,535	176,445
Synovus Financial Corp.	20,072	806,694
†Third Coast Bancshares, Inc.	7,220	153,569
Trustmark Corp.	12,522	376,161
UMB Financial Corp.	11,266	939,810
Univest Financial Corp.	16,370	373,727
Valley National Bancorp	208,663	1,456,468
Veritex Holdings, Inc.	28,717	605,642
WaFd, Inc.	24,785	708,355
Webster Financial Corp.	75,387	3,286,119
Western Alliance Bancorp	49,512	3,110,344
WSFS Financial Corp.	34,088	1,602,136
Zions Bancorp NA	68,507	2,971,149
		53,691,138
Beverages–0.55%
†Celsius Holdings, Inc.	19,667	1,122,789
MGP Ingredients, Inc.	4,529	336,957
National Beverage Corp.	8,037	411,816
Primo Water Corp.	75,751	1,655,917
†Vita Coco Co., Inc.	11,794	328,463
		3,855,942
Biotechnology–7.98%
†4D Molecular Therapeutics, Inc.	22,759	477,711
†89bio, Inc.	30,967	248,046
†ACADIA Pharmaceuticals, Inc.	25,603	416,049
†ADMA Biologics, Inc.	118,497	1,324,796
†Alector, Inc.	32,591	147,963
†Alkermes PLC	68,642	1,654,272
†Anavex Life Sciences Corp.	34,186	144,265
†Anika Therapeutics, Inc.	8,140	206,186
†Arcellx, Inc.	20,207	1,115,224
†Arcturus Therapeutics Holdings, Inc.	12,150	295,853
†Arcutis Biotherapeutics, Inc.	43,001	399,909
†Ardelyx, Inc.	130,057	963,722
†Aurinia Pharmaceuticals, Inc.	75,105	428,850
†Avid Bioservices, Inc.	33,490	239,119
†Avidity Biosciences, Inc.	21,734	887,834
†Biohaven Ltd.	23,476	814,852
†Blueprint Medicines Corp.	27,052	2,915,665
†Cabaletta Bio, Inc.	18,904	141,402
†CareDx, Inc.	28,580	443,847
†Cullinan Therapeutics, Inc.	14,263	248,747
†Cytokinetics, Inc.	37,052	2,007,477
†Day One Biopharmaceuticals, Inc.	34,380	473,756
†Denali Therapeutics, Inc.	52,527	1,219,677
†Dynavax Technologies Corp.	61,720	693,116
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Dyne Therapeutics, Inc.	23,357	$824,269
†Entrada Therapeutics, Inc.	11,990	170,858
†Exact Sciences Corp.	18,682	789,314
†Exelixis, Inc.	122,730	2,757,743
†Fate Therapeutics, Inc.	32,868	107,807
†Halozyme Therapeutics, Inc.	41,519	2,173,935
†Heron Therapeutics, Inc.	56,509	197,782
†HilleVax, Inc.	11,788	170,454
†Ideaya Biosciences, Inc.	28,676	1,006,814
†Immunovant, Inc.	15,115	399,036
†Insmed, Inc.	16,532	1,107,644
†Intellia Therapeutics, Inc.	5,366	120,091
†Iovance Biotherapeutics, Inc.	66,716	535,062
†iTeos Therapeutics, Inc.	14,569	216,204
†Janux Therapeutics, Inc.	9,179	384,508
†Kiniksa Pharmaceuticals International PLC	17,583	328,275
†Krystal Biotech, Inc.	11,098	2,038,037
†Kura Oncology, Inc.	36,441	750,320
†Kymera Therapeutics, Inc.	21,712	648,103
†Larimar Therapeutics, Inc.	16,174	117,262
†Lyell Immunopharma, Inc.	98,652	143,045
†MannKind Corp.	126,729	661,525
†MiMedx Group, Inc.	60,361	418,302
†Morphic Holding, Inc.	6,895	234,913
†Myriad Genetics, Inc.	43,751	1,070,149
†Natera, Inc.	19,438	2,104,941
†Novavax, Inc.	22,529	285,217
†Nurix Therapeutics, Inc.	25,547	533,166
†Nuvalent, Inc. Class A	12,756	967,670
†Olema Pharmaceuticals, Inc.	15,051	162,852
†ORIC Pharmaceuticals, Inc.	21,063	148,915
†Protagonist Therapeutics, Inc.	30,500	1,056,825
†PTC Therapeutics, Inc.	16,110	492,644
†Relay Therapeutics, Inc.	34,922	227,691
†Rhythm Pharmaceuticals, Inc.	13,133	539,241
†Sana Biotechnology, Inc.	46,262	252,591
†Tango Therapeutics, Inc.	23,820	204,376
†TG Therapeutics, Inc.	68,991	1,227,350
†Twist Bioscience Corp.	33,564	1,654,034
†Tyra Biosciences, Inc.	8,644	138,218
†Ultragenyx Pharmaceutical, Inc.	10,575	434,633
†United Therapeutics Corp.	7,639	2,433,403
†Vanda Pharmaceuticals, Inc.	31,269	176,670
†Vaxcyte, Inc.	33,257	2,511,236
†Vera Therapeutics, Inc.	14,605	528,409
†Veracyte, Inc.	38,348	831,001
†Vericel Corp.	25,542	1,171,867
†Verve Therapeutics, Inc.	28,151	137,377
†Viking Therapeutics, Inc.	29,091	1,542,114
†Voyager Therapeutics, Inc.	21,726	171,853
†Xencor, Inc.	17,765	336,291
LVIP Franklin Templeton Multi-Factor Funds-20

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Y-mAbs Therapeutics, Inc.	20,555	$248,304
		55,798,679
Broadline Retail–0.19%
Dillard's, Inc. Class A	631	277,886
Macy's, Inc.	45,272	869,223
†Savers Value Village, Inc.	14,735	180,356
		1,327,465
Building Products–1.25%
†American Woodmark Corp.	8,785	690,501
Apogee Enterprises, Inc.	2,067	129,880
Armstrong World Industries, Inc.	1,172	132,717
†Builders FirstSource, Inc.	9,221	1,276,279
Griffon Corp.	21,838	1,394,575
†Masterbrand, Inc.	72,181	1,059,617
Quanex Building Products Corp.	18,043	498,889
†Resideo Technologies, Inc.	79,756	1,560,027
UFP Industries, Inc.	18,001	2,016,112
		8,758,597
Capital Markets–1.76%
Affiliated Managers Group, Inc.	13,401	2,093,638
Artisan Partners Asset Management, Inc. Class A	29,955	1,236,243
B Riley Financial, Inc.	9,391	165,657
Cboe Global Markets, Inc.	4,893	832,104
Evercore, Inc. Class A	10,722	2,234,786
Invesco Ltd.	8,638	129,224
Janus Henderson Group PLC	23,729	799,905
Jefferies Financial Group, Inc.	17,608	876,174
Stifel Financial Corp.	14,098	1,186,347
†StoneX Group, Inc.	2,292	172,610
Victory Capital Holdings, Inc. Class A	14,098	672,898
Virtu Financial, Inc. Class A	12,206	274,025
Virtus Investment Partners, Inc.	3,763	849,874
XP, Inc. Class A	46,414	816,422
		12,339,907
Chemicals–1.78%
†Arcadium Lithium PLC	205,759	691,350
†Aspen Aerogels, Inc.	27,769	662,291
Avient Corp.	14,921	651,302
Hawkins, Inc.	10,553	960,323
HB Fuller Co.	8,971	690,408
Innospec, Inc.	12,833	1,586,031
†Intrepid Potash, Inc.	6,025	141,166
Koppers Holdings, Inc.	11,155	412,624
Mativ Holdings, Inc.	31,714	537,869
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Minerals Technologies, Inc.	17,633	$1,466,360
Orion SA	30,157	661,645
†Perimeter Solutions SA	83,360	652,709
Quaker Chemical Corp.	4,102	696,109
†Rayonier Advanced Materials, Inc.	33,546	182,490
RPM International, Inc.	7,156	770,558
Scotts Miracle-Gro Co.	15,670	1,019,490
Tronox Holdings PLC	43,873	688,367
		12,471,092
Commercial Services & Supplies–1.52%
ACCO Brands Corp.	49,880	234,436
†ACV Auctions, Inc. Class A	28,583	521,640
†BrightView Holdings, Inc.	23,078	306,937
Brink's Co.	14,618	1,496,883
†Cimpress PLC	8,966	785,511
†Clean Harbors, Inc.	12,495	2,825,744
†GEO Group, Inc.	66,125	949,555
†Healthcare Services Group, Inc.	40,677	430,363
HNI Corp.	20,502	923,000
Interface, Inc.	32,075	470,861
†Liquidity Services, Inc.	12,517	250,090
MillerKnoll, Inc.	30,881	818,038
Steelcase, Inc. Class A	48,887	633,575
		10,646,633
Communications Equipment–0.54%
†Aviat Networks, Inc.	6,275	180,030
†Clearfield, Inc.	7,162	276,167
†Extreme Networks, Inc.	67,556	908,628
†Harmonic, Inc.	31,506	370,825
†Infinera Corp.	110,642	673,810
†NetScout Systems, Inc.	35,868	656,026
†Ribbon Communications, Inc.	49,235	161,983
†Viavi Solutions, Inc.	81,290	558,462
		3,785,931
Construction & Engineering–1.66%
†API Group Corp.	28,801	1,083,781
Arcosa, Inc.	3,446	287,431
Comfort Systems USA, Inc.	9,733	2,960,000
†Dycom Industries, Inc.	1,569	264,784
EMCOR Group, Inc.	5,898	2,153,242
Granite Construction, Inc.	14,635	906,931
†IES Holdings, Inc.	4,615	643,008
†Limbach Holdings, Inc.	5,086	289,546
Primoris Services Corp.	14,127	704,796
†Sterling Infrastructure, Inc.	15,015	1,776,875
†Tutor Perini Corp.	23,615	514,335
		11,584,729
LVIP Franklin Templeton Multi-Factor Funds-21

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.21%
Eagle Materials, Inc.	4,995	$1,086,213
U.S. Lime & Minerals, Inc.	1,134	412,980
		1,499,193
Consumer Finance–0.83%
Bread Financial Holdings, Inc.	24,489	1,091,230
†Enova International, Inc.	15,515	965,809
OneMain Holdings, Inc.	20,251	981,971
SLM Corp.	120,839	2,512,243
†World Acceptance Corp.	1,835	226,769
		5,778,022
Consumer Staples Distribution & Retail–0.65%
Andersons, Inc.	17,523	869,141
PriceSmart, Inc.	5,397	438,236
†Sprouts Farmers Market, Inc.	33,254	2,782,030
†United Natural Foods, Inc.	32,365	423,981
		4,513,388
Containers & Packaging–0.22%
AptarGroup, Inc.	5,355	754,037
Greif, Inc. Class B	2,885	180,284
Myers Industries, Inc.	21,052	281,676
Pactiv Evergreen, Inc.	16,434	186,033
†Ranpak Holdings Corp.	24,944	160,390
		1,562,420
Diversified Consumer Services–1.05%
†Adtalem Global Education, Inc.	8,576	584,969
†Chegg, Inc.	64,704	204,465
†Duolingo, Inc.	4,774	996,191
†Frontdoor, Inc.	41,526	1,403,164
†Grand Canyon Education, Inc.	13,397	1,874,374
Perdoceo Education Corp.	35,717	765,058
†Stride, Inc.	21,501	1,515,820
		7,344,041
Diversified REITs–0.63%
Alexander & Baldwin, Inc.	27,063	458,988
American Assets Trust, Inc.	22,754	509,235
Broadstone Net Lease, Inc.	54,744	868,787
CTO Realty Growth, Inc.	11,835	206,639
Essential Properties Realty Trust, Inc.	76,446	2,118,319
One Liberty Properties, Inc.	9,177	215,476
		4,377,444
Diversified Telecommunication Services–0.44%
†Anterix, Inc.	6,949	275,111
†Bandwidth, Inc. Class A	12,533	211,557
†Frontier Communications Parent, Inc.	35,327	924,861
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
Iridium Communications, Inc.	17,001	$452,567
†Liberty Latin America Ltd. Class A	95,598	919,456
†Lumen Technologies, Inc.	287,825	316,608
		3,100,160
Electric Utilities–0.53%
Genie Energy Ltd. Class B	10,822	158,217
Hawaiian Electric Industries, Inc.	55,735	502,730
NRG Energy, Inc.	14,735	1,147,267
Otter Tail Corp.	21,513	1,884,324
		3,692,538
Electrical Equipment–2.94%
Acuity Brands, Inc.	17,130	4,135,867
Allient, Inc.	7,289	184,193
†Array Technologies, Inc.	78,750	807,975
Atkore, Inc.	12,926	1,744,105
†Bloom Energy Corp. Class A	76,535	936,788
Encore Wire Corp.	8,529	2,471,960
EnerSys	9,628	996,691
†Enovix Corp.	41,832	646,723
†Fluence Energy, Inc.	20,662	358,279
LSI Industries, Inc.	15,182	219,684
†NEXTracker, Inc. Class A	11,030	517,086
nVent Electric PLC	56,276	4,311,304
Powell Industries, Inc.	5,289	758,443
Sensata Technologies Holding PLC	10,324	386,014
†Shoals Technologies Group, Inc. Class A	92,682	578,336
†Thermon Group Holdings, Inc.	9,120	280,531
Vertiv Holdings Co. Class A	9,210	797,310
†Vicor Corp.	12,469	413,472
		20,544,761
Electronic Equipment, Instruments & Components–3.31%
†Arlo Technologies, Inc.	48,978	638,673
†Arrow Electronics, Inc.	3,204	386,915
Badger Meter, Inc.	13,004	2,423,295
Bel Fuse, Inc. Class B	5,815	379,371
Benchmark Electronics, Inc.	19,667	776,060
†Coherent Corp.	6,406	464,179
Crane NXT Co.	2,252	138,318
†Daktronics, Inc.	21,181	295,475
†Evolv Technologies Holdings, Inc.	61,366	156,483
†Fabrinet	7,715	1,888,555
†FARO Technologies, Inc.	10,522	168,352
†Insight Enterprises, Inc.	9,277	1,840,186
†Itron, Inc.	15,112	1,495,483
Jabil, Inc.	20,212	2,198,863
LVIP Franklin Templeton Multi-Factor Funds-22

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Knowles Corp.	48,549	$837,956
Napco Security Technologies, Inc.	17,110	888,864
†nLight, Inc.	25,083	274,157
†OSI Systems, Inc.	7,933	1,090,946
†PAR Technology Corp.	14,824	698,062
PC Connection, Inc.	3,529	226,562
†Sanmina Corp.	16,424	1,088,090
†ScanSource, Inc.	13,692	606,693
TD SYNNEX Corp.	17,358	2,003,113
†TTM Technologies, Inc.	19,918	387,007
Vishay Intertechnology, Inc.	38,647	861,828
Vontier Corp.	24,898	951,104
		23,164,590
Energy Equipment & Services–2.30%
Archrock, Inc.	76,551	1,547,861
Cactus, Inc. Class A	16,765	884,186
ChampionX Corp.	51,287	1,703,241
†DMC Global, Inc.	10,669	153,847
Helmerich & Payne, Inc.	53,297	1,926,154
Liberty Energy, Inc.	87,917	1,836,586
†Nabors Industries Ltd.	5,020	357,223
†Newpark Resources, Inc.	42,744	355,203
†Oceaneering International, Inc.	52,446	1,240,872
†ProPetro Holding Corp.	50,782	440,280
RPC, Inc.	42,274	264,213
TechnipFMC PLC	21,406	559,767
†TETRA Technologies, Inc.	69,697	241,152
†U.S. Silica Holdings, Inc.	39,000	602,550
†Valaris Ltd.	30,175	2,248,037
†Weatherford International PLC	14,313	1,752,627
		16,113,799
Entertainment–0.48%
†Cinemark Holdings, Inc.	52,790	1,141,320
†IMAX Corp.	23,312	390,942
†Madison Square Garden Entertainment Corp.	10,023	343,087
†Madison Square Garden Sports Corp.	844	158,782
Marcus Corp.	12,286	139,692
†Roku, Inc.	10,875	651,739
†Sphere Entertainment Co.	14,820	519,589
		3,345,151
Financial Services–2.76%
Banco Latinoamericano de Comercio Exterior SA	15,313	454,337
Corebridge Financial, Inc.	28,038	816,467
Enact Holdings, Inc.	5,001	153,331
Equitable Holdings, Inc.	4,200	171,612
Essent Group Ltd.	24,192	1,359,348
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
†International Money Express, Inc.	17,754	$369,993
Jackson Financial, Inc. Class A	44,380	3,295,659
Merchants Bancorp	8,773	355,657
MGIC Investment Corp.	130,809	2,818,934
†Mr Cooper Group, Inc.	36,290	2,947,837
†NMI Holdings, Inc. Class A	41,961	1,428,352
†Pagseguro Digital Ltd. Class A	104,739	1,224,399
Radian Group, Inc.	56,988	1,772,327
†Repay Holdings Corp.	45,918	484,894
Western Union Co.	133,655	1,633,264
		19,286,411
Food Products–0.70%
Calavo Growers, Inc.	4,806	109,096
Cal-Maine Foods, Inc.	20,209	1,234,972
†Freshpet, Inc.	13,206	1,708,724
†Hain Celestial Group, Inc.	45,435	313,956
John B Sanfilippo & Son, Inc.	1,325	128,750
†Pilgrim's Pride Corp.	9,302	358,034
†SunOpta, Inc.	51,111	276,000
Utz Brands, Inc.	35,433	589,605
†Vital Farms, Inc.	4,221	197,416
		4,916,553
Gas Utilities–0.76%
National Fuel Gas Co.	48,165	2,610,061
UGI Corp.	118,090	2,704,261
		5,314,322
Ground Transportation–0.45%
ArcBest Corp.	2,377	254,529
Covenant Logistics Group, Inc.	4,643	228,853
Marten Transport Ltd.	25,544	471,287
Ryder System, Inc.	16,408	2,032,623
Universal Logistics Holdings, Inc.	3,798	154,161
		3,141,453
Health Care Equipment & Supplies–3.02%
†Alphatec Holdings, Inc.	15,992	167,116
†Artivion, Inc.	17,104	438,718
†AtriCure, Inc.	21,155	481,699
†Axogen, Inc.	23,645	171,190
†Axonics, Inc.	16,556	1,113,060
†Cerus Corp.	82,104	144,503
CONMED Corp.	13,422	930,413
DENTSPLY SIRONA, Inc.	26,702	665,147
†Glaukos Corp.	1,468	173,738
†Haemonetics Corp.	20,387	1,686,616
†Inari Medical, Inc.	9,942	478,707
†Inmode Ltd.	13,139	239,655
LVIP Franklin Templeton Multi-Factor Funds-23

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Inspire Medical Systems, Inc.	5,911	$791,069
†Integer Holdings Corp.	6,485	750,898
†Integra LifeSciences Holdings Corp.	5,971	173,995
iRadimed Corp.	4,127	181,340
†Lantheus Holdings, Inc.	16,128	1,294,917
LeMaitre Vascular, Inc.	10,942	900,308
†LivaNova PLC	19,740	1,082,147
†Neogen Corp.	28,189	440,594
†Nevro Corp.	18,241	153,589
†Novocure Ltd.	53,235	911,916
=†OmniAb, Inc. Earnout Shares	8,030	0
=†OmniAb, Inc. Earnout Shares.	8,030	0
†Omnicell, Inc.	17,717	479,599
†OraSure Technologies, Inc.	37,608	160,210
†Orthofix Medical, Inc.	15,210	201,685
†OrthoPediatrics Corp.	7,818	224,846
†RxSight, Inc.	16,027	964,345
†SI-BONE, Inc.	18,440	238,429
†Silk Road Medical, Inc.	21,631	584,902
†STAAR Surgical Co.	16,785	799,134
†Surmodics, Inc.	7,570	318,243
†Tactile Systems Technology, Inc.	13,119	156,641
†Tandem Diabetes Care, Inc.	9,946	400,724
†TransMedics Group, Inc.	13,356	2,011,681
†UFP Technologies, Inc.	3,578	944,127
†Zimvie, Inc.	14,188	258,931
		21,114,832
Health Care Providers & Services–2.35%
†Accolade, Inc.	38,190	136,720
†AdaptHealth Corp.	52,142	521,420
†Addus HomeCare Corp.	7,639	886,964
†AMN Healthcare Services, Inc.	3,095	158,557
†Astrana Health, Inc.	18,601	754,457
†Brookdale Senior Living, Inc.	66,453	453,874
†Castle Biosciences, Inc.	13,473	293,307
†Community Health Systems, Inc.	61,306	205,988
†Cross Country Healthcare, Inc.	17,623	243,902
Encompass Health Corp.	16,717	1,434,152
†Enhabit, Inc.	26,963	240,510
Ensign Group, Inc.	1,442	178,361
†Fulgent Genetics, Inc.	9,511	186,606
†Guardant Health, Inc.	39,010	1,126,609
†HealthEquity, Inc.	12,291	1,059,484
†Hims & Hers Health, Inc.	66,437	1,341,363
National HealthCare Corp.	5,473	593,273
†NeoGenomics, Inc.	67,744	939,609
†Option Care Health, Inc.	11,401	315,808
†Owens & Minor, Inc.	41,026	553,851
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Pennant Group, Inc.	14,418	$334,354
†PetIQ, Inc.	14,380	317,223
†Privia Health Group, Inc.	10,290	178,840
†Progyny, Inc.	37,554	1,074,420
†RadNet, Inc.	10,650	627,498
†Surgery Partners, Inc.	17,837	424,342
†Tenet Healthcare Corp.	7,172	954,091
Universal Health Services, Inc. Class B	4,653	860,479
		16,396,062
Health Care REITs–0.40%
Global Medical REIT, Inc.	34,741	315,448
Medical Properties Trust, Inc.	60,399	260,320
National Health Investors, Inc.	22,974	1,556,029
Omega Healthcare Investors, Inc.	5,263	180,258
Sabra Health Care REIT, Inc.	29,524	454,669
		2,766,724
Health Care Technology–0.42%
†Definitive Healthcare Corp.	25,901	141,420
†Doximity, Inc. Class A	6,961	194,699
†Evolent Health, Inc. Class A	5,743	109,806
†Health Catalyst, Inc.	29,898	191,048
HealthStream, Inc.	13,002	362,756
†Phreesia, Inc.	27,751	588,321
Simulations Plus, Inc.	8,669	421,487
†Teladoc Health, Inc.	94,030	919,613
		2,929,150
Hotel & Resort REITs–0.89%
Park Hotels & Resorts, Inc.	115,635	1,732,212
Pebblebrook Hotel Trust	40,750	560,312
RLJ Lodging Trust	81,953	789,207
Ryman Hospitality Properties, Inc.	10,916	1,090,072
Sunstone Hotel Investors, Inc.	113,645	1,188,727
Xenia Hotels & Resorts, Inc.	58,384	836,643
		6,197,173
Hotels, Restaurants & Leisure–1.87%
Bloomin' Brands, Inc.	41,664	801,199
Boyd Gaming Corp.	18,452	1,016,705
†Brinker International, Inc.	2,872	207,904
Cracker Barrel Old Country Store, Inc.	2,392	100,847
†Dave & Buster's Entertainment, Inc.	5,726	227,952
†El Pollo Loco Holdings, Inc.	14,899	168,508
†Everi Holdings, Inc.	38,978	327,415
Krispy Kreme, Inc.	11,072	119,135
LVIP Franklin Templeton Multi-Factor Funds-24

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Light & Wonder, Inc.	18,170	$1,905,670
†Lindblad Expeditions Holdings, Inc.	17,807	171,837
Monarch Casino & Resort, Inc.	7,428	506,070
†PlayAGS, Inc.	20,064	230,736
†Portillo's, Inc. Class A	13,654	132,717
RCI Hospitality Holdings, Inc.	4,804	209,262
†Shake Shack, Inc. Class A	4,619	415,710
Six Flags Entertainment Corp.	22,137	733,620
†Sweetgreen, Inc. Class A	7,290	219,721
†Target Hospitality Corp.	17,358	151,188
Texas Roadhouse, Inc.	5,052	867,479
Travel & Leisure Co.	16,674	749,996
Vail Resorts, Inc.	2,131	383,857
Wingstop, Inc.	8,055	3,404,526
		13,052,054
Household Durables–1.76%
†Beazer Homes USA, Inc.	15,529	426,737
†Cavco Industries, Inc.	2,338	809,345
†Helen of Troy Ltd.	7,749	718,642
†Hovnanian Enterprises, Inc. Class A	2,389	339,047
Installed Building Products, Inc.	12,369	2,544,056
KB Home	19,523	1,370,124
La-Z-Boy, Inc.	22,366	833,804
†M/I Homes, Inc.	7,103	867,560
†Skyline Champion Corp.	2,296	155,554
†Sonos, Inc.	40,134	592,378
†Taylor Morrison Home Corp.	39,282	2,177,794
†Tri Pointe Homes, Inc.	17,058	635,411
Worthington Enterprises, Inc.	17,247	816,301
		12,286,753
Household Products–0.26%
†Central Garden & Pet Co.	16,401	557,736
Oil-Dri Corp. of America	2,859	183,233
Spectrum Brands Holdings, Inc.	12,609	1,083,491
		1,824,460
Independent Power and Renewable Electricity Producers–0.73%
†Altus Power, Inc.	34,665	135,887
Brookfield Renewable Corp. Class A	6,699	190,118
Clearway Energy, Inc. Class A	19,380	439,151
†Montauk Renewables, Inc.	36,902	210,341
Vistra Corp.	48,194	4,143,720
		5,119,217
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial REITs–0.37%
Americold Realty Trust, Inc.	12,845	$328,061
First Industrial Realty Trust, Inc.	6,585	312,853
Innovative Industrial Properties, Inc.	15,371	1,678,821
Terreno Realty Corp.	4,233	250,509
		2,570,244
Insurance–1.51%
†Ambac Financial Group, Inc.	25,426	325,961
Assurant, Inc.	1,967	327,014
Assured Guaranty Ltd.	29,949	2,310,565
Axis Capital Holdings Ltd.	4,121	291,149
†Enstar Group Ltd.	3,077	940,639
Fidelis Insurance Holdings Ltd.	34,636	564,913
Globe Life, Inc.	24,253	1,995,537
†Hamilton Insurance Group Ltd. Class B	9,203	153,230
HCI Group, Inc.	3,651	336,513
Mercury General Corp.	14,684	780,308
Primerica, Inc.	9,892	2,340,249
Reinsurance Group of America, Inc.	988	202,807
		10,568,885
Interactive Media & Services–0.72%
†Bumble, Inc. Class A	55,865	587,141
†Cargurus, Inc.	34,095	893,289
†Cars.com, Inc.	23,761	468,092
†EverQuote, Inc. Class A	6,412	133,754
†IAC, Inc.	9,887	463,206
†MediaAlpha, Inc. Class A	12,863	169,406
†QuinStreet, Inc.	21,085	349,800
Shutterstock, Inc.	13,023	503,990
†Vimeo, Inc.	75,668	282,242
†Yelp, Inc.	32,717	1,208,893
		5,059,813
IT Services–0.75%
†BigCommerce Holdings, Inc.	37,113	299,131
†Couchbase, Inc.	5,604	102,329
†DigitalOcean Holdings, Inc.	22,615	785,871
†DXC Technology Co.	51,345	980,176
Hackett Group, Inc.	6,699	145,502
†Kyndryl Holdings, Inc.	65,591	1,725,699
†Squarespace, Inc. Class A	23,643	1,031,544
†Thoughtworks Holding, Inc.	53,092	150,782
		5,221,034
Leisure Products–0.41%
Acushnet Holdings Corp.	16,053	1,019,044
†Malibu Boats, Inc. Class A	11,072	387,963
†MasterCraft Boat Holdings, Inc.	9,124	172,261
LVIP Franklin Templeton Multi-Factor Funds-25

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products (continued)
Smith & Wesson Brands, Inc.	24,989	$358,342
†Vista Outdoor, Inc.	22,081	831,350
†YETI Holdings, Inc.	3,365	128,375
		2,897,335
Life Sciences Tools & Services–0.34%
†CryoPort, Inc.	16,596	114,678
†Medpace Holdings, Inc.	4,570	1,882,155
Mesa Laboratories, Inc.	1,172	101,694
†Quanterix Corp.	18,910	249,801
		2,348,328
Machinery–3.35%
AGCO Corp.	2,095	205,059
†Blue Bird Corp.	4,147	223,316
†Chart Industries, Inc.	4,242	612,290
Donaldson Co., Inc.	39,675	2,839,143
ESCO Technologies, Inc.	13,282	1,395,141
Federal Signal Corp.	23,385	1,956,623
Greenbrier Cos., Inc.	8,400	416,220
Helios Technologies, Inc.	2,989	142,725
Hyster-Yale, Inc.	5,737	400,041
Kadant, Inc.	3,049	895,735
Lincoln Electric Holdings, Inc.	15,305	2,887,135
Luxfer Holdings PLC	14,245	165,100
Miller Industries, Inc.	6,165	339,198
Mueller Industries, Inc.	40,341	2,297,017
REV Group, Inc.	16,897	420,566
Snap-on, Inc.	10,419	2,723,422
Standex International Corp.	6,279	1,011,861
Tennant Co.	3,723	366,492
Terex Corp.	31,637	1,734,973
Wabash National Corp.	25,540	557,794
Watts Water Technologies, Inc. Class A	9,840	1,804,361
		23,394,212
Marine Transportation–0.09%
Costamare, Inc.	25,794	423,795
Safe Bulkers, Inc.	36,189	210,620
		634,415
Media–0.71%
†Advantage Solutions, Inc.	48,373	155,761
†AMC Networks, Inc. Class A	14,561	140,659
†EchoStar Corp. Class A	18,509	329,645
†Gannett Co., Inc.	65,016	299,724
Gray Television, Inc.	44,886	233,407
†Integral Ad Science Holding Corp.	16,865	163,928
John Wiley & Sons, Inc. Class A	19,515	794,261
†Liberty Media Corp.-Liberty SiriusXM Class A	5,940	131,571
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Magnite, Inc.	72,222	$959,830
Nexstar Media Group, Inc.	2,376	394,440
†PubMatic, Inc. Class A	8,428	171,173
Sinclair, Inc.	18,014	240,127
†Stagwell, Inc.	38,161	260,258
†TechTarget, Inc.	14,332	446,728
†Thryv Holdings, Inc.	12,193	217,279
		4,938,791
Metals & Mining–1.96%
Alpha Metallurgical Resources, Inc.	5,923	1,661,579
Arch Resources, Inc.	8,283	1,260,921
†Century Aluminum Co.	27,826	466,086
†Cleveland-Cliffs, Inc.	7,863	121,012
†Constellium SE	37,110	699,523
Kaiser Aluminum Corp.	9,228	811,141
†Metallus, Inc.	12,027	243,787
†MP Materials Corp.	21,601	274,981
Olympic Steel, Inc.	5,681	254,679
Radius Recycling, Inc.	14,126	215,704
Ramaco Resources, Inc. Class A	12,375	154,069
Reliance, Inc.	4,846	1,384,018
Royal Gold, Inc.	5,621	703,524
Ryerson Holding Corp.	10,475	204,263
SunCoke Energy, Inc.	45,710	447,958
U.S. Steel Corp.	72,489	2,740,084
Warrior Met Coal, Inc.	23,527	1,476,790
Worthington Steel, Inc.	16,834	561,582
		13,681,701
Mortgage Real Estate Investment Trusts (REITs)–0.97%
AGNC Investment Corp.	46,209	440,834
Arbor Realty Trust, Inc.	79,867	1,146,092
Chimera Investment Corp.	41,376	529,613
MFA Financial, Inc.	28,949	308,017
PennyMac Mortgage Investment Trust	49,127	675,496
Redwood Trust, Inc.	64,184	416,554
Rithm Capital Corp.	271,233	2,959,152
TPG RE Finance Trust, Inc.	38,483	332,493
		6,808,251
Multi-Utilities–0.32%
Black Hills Corp.	18,726	1,018,320
Northwestern Energy Group, Inc.	14,818	742,085
Unitil Corp.	8,944	463,210
		2,223,615
Office REITs–0.90%
Cousins Properties, Inc.	53,630	1,241,535
Douglas Emmett, Inc.	91,957	1,223,948
Highwoods Properties, Inc.	59,168	1,554,343
LVIP Franklin Templeton Multi-Factor Funds-26

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Office REITs (continued)
Kilroy Realty Corp.	55,555	$1,731,649
Vornado Realty Trust	19,493	512,471
		6,263,946
Oil, Gas & Consumable Fuels–3.76%
APA Corp.	56,830	1,673,075
Ardmore Shipping Corp.	22,145	498,927
Berry Corp.	42,271	273,071
Chord Energy Corp.	11,373	1,907,025
Civitas Resources, Inc.	35,866	2,474,754
†CNX Resources Corp.	23,016	559,289
†CONSOL Energy, Inc.	9,063	924,698
Crescent Energy Co. Class A	43,854	519,670
CVR Energy, Inc.	11,823	316,502
Dorian LPG Ltd.	18,888	792,540
Equitrans Midstream Corp.	69,407	900,903
†Gulfport Energy Corp.	5,482	827,782
International Seaways, Inc.	18,719	1,106,854
†Kosmos Energy Ltd.	73,632	407,921
Matador Resources Co.	48,585	2,895,666
Northern Oil & Gas, Inc.	19,177	712,809
†Par Pacific Holdings, Inc.	31,354	791,689
PBF Energy, Inc. Class A	41,807	1,923,958
SandRidge Energy, Inc.	17,641	228,098
Scorpio Tankers, Inc.	14,178	1,152,530
†SilverBow Resources, Inc.	13,047	493,568
SM Energy Co.	64,586	2,792,053
†Teekay Corp.	35,219	315,914
Teekay Tankers Ltd. Class A	13,281	913,866
VAALCO Energy, Inc.	60,048	376,501
†Vital Energy, Inc.	10,853	486,431
		26,266,094
Paper & Forest Products–0.10%
†Clearwater Paper Corp.	8,087	391,977
Sylvamo Corp.	4,061	278,585
		670,562
Passenger Airlines–0.42%
†Alaska Air Group, Inc.	7,931	320,412
Allegiant Travel Co.	8,074	405,557
†American Airlines Group, Inc.	9,305	105,426
†SkyWest, Inc.	22,937	1,882,440
†Sun Country Airlines Holdings, Inc.	19,627	246,515
		2,960,350
Personal Care Products–0.63%
†BellRing Brands, Inc.	14,782	844,643
Edgewell Personal Care Co.	7,563	303,957
†elf Beauty, Inc.	7,570	1,595,150
Inter Parfums, Inc.	9,258	1,074,206
Nu Skin Enterprises, Inc. Class A	27,070	285,318
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Care Products (continued)
†USANA Health Sciences, Inc.	6,232	$281,936
		4,385,210
Pharmaceuticals–1.74%
†Amneal Pharmaceuticals, Inc.	61,766	392,214
†Amphastar Pharmaceuticals, Inc.	18,737	749,480
†ANI Pharmaceuticals, Inc.	8,057	513,070
†Arvinas, Inc.	11,349	302,110
†Cassava Sciences, Inc.	20,379	251,681
†Collegium Pharmaceutical, Inc.	17,766	572,065
†Corcept Therapeutics, Inc.	41,785	1,357,595
†Edgewise Therapeutics, Inc.	24,340	438,363
†Elanco Animal Health, Inc.	108,926	1,571,802
†EyePoint Pharmaceuticals, Inc.	20,462	178,019
†Harmony Biosciences Holdings, Inc.	17,650	532,501
†Innoviva, Inc.	27,585	452,394
†Intra-Cellular Therapies, Inc.	15,984	1,094,744
†Ligand Pharmaceuticals, Inc.	9,700	817,322
†Nuvation Bio, Inc.	77,918	227,521
†Pacira BioSciences, Inc.	4,490	128,459
Phibro Animal Health Corp. Class A	10,994	184,369
†Pliant Therapeutics, Inc.	32,020	344,215
†Prestige Consumer Healthcare, Inc.	10,419	717,348
†Revance Therapeutics, Inc.	46,170	118,657
SIGA Technologies, Inc.	25,590	194,228
†Supernus Pharmaceuticals, Inc.	25,800	690,150
†Tarsus Pharmaceuticals, Inc.	6,960	189,173
†Third Harmonic Bio, Inc.	10,982	142,766
		12,160,246
Professional Services–1.81%
Barrett Business Services, Inc.	14,572	477,525
†Conduent, Inc.	89,655	292,275
CSG Systems International, Inc.	13,902	572,345
†ExlService Holdings, Inc.	73,672	2,310,354
†Franklin Covey Co.	6,358	241,604
Heidrick & Struggles International, Inc.	8,964	283,083
ICF International, Inc.	9,720	1,443,031
Insperity, Inc.	13,824	1,260,887
Kelly Services, Inc. Class A	18,103	387,585
Kforce, Inc.	10,274	638,324
†Legalzoom.com, Inc.	55,337	464,277
ManpowerGroup, Inc.	10,786	752,863
†NV5 Global, Inc.	2,002	186,126
LVIP Franklin Templeton Multi-Factor Funds-27

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†Parsons Corp.	17,830	$1,458,672
†Paylocity Holding Corp.	900	118,665
Resources Connection, Inc.	17,515	193,366
TriNet Group, Inc.	2,877	287,700
†TrueBlue, Inc.	16,253	167,406
†Upwork, Inc.	65,028	699,051
†Verra Mobility Corp.	8,902	242,134
†Willdan Group, Inc.	6,769	195,286
		12,672,559
Real Estate Management & Development–0.77%
†Anywhere Real Estate, Inc.	59,062	195,495
†Cushman & Wakefield PLC	13,517	140,577
DigitalBridge Group, Inc.	92,636	1,269,113
†Forestar Group, Inc.	10,250	327,898
†FRP Holdings, Inc.	7,465	212,902
†Jones Lang LaSalle, Inc.	5,715	1,173,175
Marcus & Millichap, Inc.	12,965	408,657
Newmark Group, Inc. Class A	76,926	786,953
RMR Group, Inc. Class A	5,629	127,215
St. Joe Co.	13,029	712,686
		5,354,671
Residential REITs–0.35%
Centerspace	8,607	582,091
Equity LifeStyle Properties, Inc.	4,236	275,891
Independence Realty Trust, Inc.	83,894	1,572,174
		2,430,156
Retail REITs–1.02%
Acadia Realty Trust	46,602	835,108
Kite Realty Group Trust	77,417	1,732,593
Macerich Co.	55,135	851,284
NNN REIT, Inc.	3,829	163,115
Saul Centers, Inc.	6,510	239,373
SITE Centers Corp.	101,316	1,469,082
Tanger, Inc.	54,207	1,469,552
Whitestone REIT	26,971	358,984
		7,119,091
Semiconductors & Semiconductor Equipment–3.12%
†ACM Research, Inc. Class A	26,542	612,059
†Aehr Test Systems	11,888	132,789
†Alpha & Omega Semiconductor Ltd.	12,156	454,270
†Ambarella, Inc.	10,484	565,612
Amkor Technology, Inc.	59,355	2,375,387
†Axcelis Technologies, Inc.	16,378	2,328,788
†Cirrus Logic, Inc.	16,004	2,043,071
†Credo Technology Group Holding Ltd.	40,475	1,292,771
†FormFactor, Inc.	5,766	349,016
†Impinj, Inc.	3,175	497,745
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Kulicke & Soffa Industries, Inc.	18,581	$913,999
MKS Instruments, Inc.	3,525	460,294
†Onto Innovation, Inc.	10,242	2,248,733
†Photronics, Inc.	29,321	723,349
†Qorvo, Inc.	1,620	187,985
†Rambus, Inc.	44,798	2,632,330
†Silicon Laboratories, Inc.	8,063	892,010
†SiTime Corp.	3,223	400,877
†SMART Global Holdings, Inc.	25,583	585,083
†Veeco Instruments, Inc.	26,230	1,225,203
†Wolfspeed, Inc.	38,547	877,330
		21,798,701
Software–6.80%
†8x8, Inc.	60,793	134,960
†ACI Worldwide, Inc.	15,764	624,097
Adeia, Inc.	59,404	664,434
†Agilysys, Inc.	7,404	771,053
†Alkami Technology, Inc.	19,740	562,195
†Appfolio, Inc. Class A	9,212	2,252,979
†AppLovin Corp. Class A	56,427	4,695,855
†AvePoint, Inc.	71,558	745,634
†Bill Holdings, Inc.	17,629	927,638
†Blackbaud, Inc.	11,783	897,511
†Cleanspark, Inc.	72,473	1,155,944
Clear Secure, Inc. Class A	41,648	779,234
†CommVault Systems, Inc.	13,817	1,679,733
†Consensus Cloud Solutions, Inc.	10,422	179,050
Dolby Laboratories, Inc. Class A	17,885	1,417,028
†Everbridge, Inc.	21,900	766,281
†Freshworks, Inc. Class A	23,453	297,619
†Gitlab, Inc. Class A	4,997	248,451
InterDigital, Inc.	13,715	1,598,620
†LiveRamp Holdings, Inc.	33,003	1,021,113
†Manhattan Associates, Inc.	16,239	4,005,836
†Marathon Digital Holdings, Inc.	17,003	337,510
†Matterport, Inc.	53,373	238,577
†MicroStrategy, Inc. Class A	2,483	3,420,283
†Mitek Systems, Inc.	22,071	246,754
†N-able, Inc.	10,912	166,190
†NCR Voyix Corp.	19,559	241,554
†OneSpan, Inc.	22,251	285,258
†PagerDuty, Inc.	29,931	686,318
Progress Software Corp.	21,120	1,145,971
†Q2 Holdings, Inc.	29,110	1,756,206
†Qualys, Inc.	14,119	2,013,369
†Rapid7, Inc.	28,448	1,229,807
†RingCentral, Inc. Class A	44,104	1,243,733
Sapiens International Corp. NV	16,689	566,258
†SentinelOne, Inc. Class A	20,824	438,345
LVIP Franklin Templeton Multi-Factor Funds-28

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Smartsheet, Inc. Class A	13,134	$578,947
SolarWinds Corp.	28,147	339,171
†Sprout Social, Inc. Class A	18,616	664,219
†SPS Commerce, Inc.	16,662	3,135,122
†Varonis Systems, Inc.	22,928	1,099,856
†Verint Systems, Inc.	35,468	1,142,070
†Xperi, Inc.	24,805	203,649
†Yext, Inc.	59,386	317,715
†Zeta Global Holdings Corp. Class A	36,030	635,929
		47,558,076
Specialized REITs–0.43%
EPR Properties	9,504	398,978
Gaming & Leisure Properties, Inc.	32,977	1,490,890
PotlatchDeltic Corp.	21,867	861,341
Safehold, Inc.	13,419	258,853
		3,010,062
Specialty Retail–3.12%
†Abercrombie & Fitch Co. Class A	21,618	3,844,545
Academy Sports & Outdoors, Inc.	2,452	130,569
American Eagle Outfitters, Inc.	12,223	243,971
Arko Corp.	33,123	207,681
†Asbury Automotive Group, Inc.	3,315	755,389
†AutoNation, Inc.	2,183	347,927
†Beyond, Inc.	18,400	240,672
Build-A-Bear Workshop, Inc.	7,016	177,294
Caleres, Inc.	14,384	483,303
†Carvana Co.	23,182	2,983,987
Designer Brands, Inc. Class A	23,841	162,834
Gap, Inc.	85,998	2,054,492
†Genesco, Inc.	6,074	157,074
Group 1 Automotive, Inc.	5,561	1,653,174
Guess?, Inc.	15,246	311,018
Hibbett, Inc.	6,447	562,243
Murphy USA, Inc.	3,482	1,634,660
†National Vision Holdings, Inc.	30,144	394,585
†ODP Corp.	17,278	678,507
†Revolve Group, Inc.	21,607	343,767
†Sally Beauty Holdings, Inc.	54,790	587,897
Signet Jewelers Ltd.	19,716	1,766,159
Sonic Automotive, Inc. Class A	8,039	437,884
Upbound Group, Inc.	15,772	484,201
†Urban Outfitters, Inc.	23,007	944,437
Williams-Sonoma, Inc.	785	221,661
		21,809,931
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–1.38%
Immersion Corp.	16,901	$159,038
†Super Micro Computer, Inc.	10,540	8,635,949
†Turtle Beach Corp.	8,932	128,085
Xerox Holdings Corp.	63,791	741,252
		9,664,324
Textiles, Apparel & Luxury Goods–0.61%
†Crocs, Inc.	1,062	154,988
†Deckers Outdoor Corp.	1,320	1,277,694
†Figs, Inc. Class A	65,467	348,939
†G-III Apparel Group Ltd.	22,806	617,358
Kontoor Brands, Inc.	4,617	305,415
Movado Group, Inc.	5,619	139,688
Oxford Industries, Inc.	6,152	616,123
Rocky Brands, Inc.	3,685	136,198
Tapestry, Inc.	16,333	698,889
		4,295,292
Tobacco–0.06%
Turning Point Brands, Inc.	9,488	304,470
Universal Corp.	2,886	139,076
		443,546
Trading Companies & Distributors–1.68%
Applied Industrial Technologies, Inc.	15,097	2,928,818
†BlueLinx Holdings, Inc.	4,663	434,079
Boise Cascade Co.	18,783	2,239,309
†DNOW, Inc.	56,958	782,033
†DXP Enterprises, Inc.	7,515	344,488
GATX Corp.	2,642	349,695
Global Industrial Co.	7,277	228,207
†GMS, Inc.	22,252	1,793,734
H&E Equipment Services, Inc.	6,320	279,154
Herc Holdings, Inc.	6,535	871,050
†Hudson Technologies, Inc.	22,255	195,622
McGrath RentCorp	5,538	590,074
†MRC Global, Inc.	36,381	469,679
†Xometry, Inc. Class A	18,374	212,403
		11,718,345
Water Utilities–0.17%
California Water Service Group	14,244	690,692
Consolidated Water Co. Ltd.	8,194	217,469
York Water Co.	7,872	291,972
		1,200,133
Wireless Telecommunication Services–0.17%
Telephone & Data Systems, Inc.	56,392	1,169,006
		1,169,006
Total Common Stock (Cost $590,641,469)		684,965,608
LVIP Franklin Templeton Multi-Factor Funds-29

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
RIGHTS–0.00%
=†Chinook Therapeutics, Inc.	24,718	$9,640
=†Mirati Therapeutics, Inc.	21,713	11,400
Total Rights (Cost $24,839)		21,040

MONEY MARKET FUND–1.79%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.25%)	12,525,280	12,525,280
Total Money Market Fund (Cost $12,525,280)		12,525,280

TOTAL INVESTMENTS–99.79% (Cost $603,191,588)	$697,511,928
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	1,445,413
NET ASSETS APPLICABLE TO 57,975,380 SHARES OUTSTANDING–100.00%	$698,957,341
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR SMID CAP EQUITY FUND STANDARD CLASS ($518,523,947 / 42,966,313 Shares)	$12.068
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR SMID CAP EQUITY FUND SERVICE CLASS ($180,433,394 / 15,009,067 Shares)	$12.022
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$650,837,999
Distributable earnings/(accumulated loss)	48,119,342
TOTAL NET ASSETS	$698,957,341

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $747,500 cash collateral held at broker for futures contracts, $28,144 variation margin due from broker on futures contracts,
$611,964 payable for fund shares redeemed, $17,218 other accrued expenses payable, $230,180 due to manager and affiliates, $15,888 payable for audit fee and $30,175 payable for fund accounting fee as of June 30, 2024.

The following futures contracts were outstanding at June 30, 2024:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
115	E-mini Russell 2000 Index	$11,873,750	$11,847,799	9/20/24	$25,951	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

LVIP Franklin Templeton Multi-Factor Funds-30

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-31

LVIP Franklin Templeton Multi-Factor Funds
Statements of Operations
Six Months Ended June 30, 2024 (unaudited)
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$18,153,258	$9,146,642	$11,221,367	$4,697,175
Foreign taxes withheld	(2,009,757)	(922,837)	(1,956)	(5,289)
	16,143,501	8,223,805	11,219,411	4,691,886
EXPENSES:
Management fees	1,313,176	854,998	2,378,119	948,381
Distribution fees-Service Class	151,701	167,186	406,364	227,352
Shareholder servicing fees	115,401	72,077	225,078	86,870
Accounting and administration expenses	78,202	53,004	134,683	58,710
Professional fees	50,060	42,704	33,729	25,462
Custodian fees	49,332	166,207	5,936	7,137
Trustees’ fees and expenses	12,830	7,868	23,333	8,954
Pricing fees	12,061	14,507	1,574	4,748
Reports and statements to shareholders	6,356	7,874	10,264	7,447
Consulting fees	1,385	1,281	1,611	1,294
Other	14,142	12,753	20,204	9,908
	1,804,646	1,400,459	3,240,895	1,386,263
Less:
Management fees waived	(39,782)	(32,188)	(53,457)	(16,162)
Total operating expenses	1,764,864	1,368,271	3,187,438	1,370,101
NET INVESTMENT INCOME	14,378,637	6,855,534	8,031,973	3,321,785
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	20,274,842	(1,389,587)*	44,188,457	9,423,760
Foreign currencies	(187,629)	(310,151)	—	—
Futures contracts	615,149	383,047	3,680,244	175,797
Net realized gain (loss)	20,702,362	(1,316,691)	47,868,701	9,599,557
Net change in unrealized appreciation (depreciation) of:
Investments	13,993,485	37,277,290 **	193,180,368	11,377,127
Foreign currencies	(138,393)	(53,021)	—	1
Futures contracts	(92,023)	(335,342)	(270,746)	(71,618)
Net change in unrealized appreciation (depreciation)	13,763,069	36,888,927	192,909,622	11,305,510
NET REALIZED AND UNREALIZED GAIN	34,465,431	35,572,236	240,778,323	20,905,067
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$48,844,068	$42,427,770	$248,810,296	$24,226,852

*	Includes $531,818 foreign capital gains taxes paid.
**	Includes $(662,046) change in foreign capital gain taxes accrued.
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-32

LVIP Franklin Templeton Multi-Factor Funds
Statements of Changes in Net Assets
	LVIP Franklin Templeton Multi-Factor International Equity Fund		LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund		LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund		LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$14,378,637	$23,141,703	$6,855,534	$10,570,218	$8,031,973	$21,572,241	$3,321,785	$7,429,633
Net realized gain (loss)	20,702,362	(26,371,965)	(1,316,691)	(48,324,052)	47,868,701	46,935,769	9,599,557	(52,902,354)
Net change in unrealized appreciation (depreciation)	13,763,069	137,015,570	36,888,927	83,285,688	192,909,622	159,294,130	11,305,510	126,985,213
Net increase in net assets resulting from operations	48,844,068	133,785,308	42,427,770	45,531,854	248,810,296	227,802,140	24,226,852	81,512,492
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(27,890,507)	—	(11,442,238)	—	(133,996,289)	—	(24,700,652)
Service Class	—	(4,689,097)	—	(3,970,086)	—	(36,687,566)	—	(11,547,968)
Return of capital:
Standard Class	—	—	—	—	—	—	—	(179,582)
Service Class	—	—	—	—	—	—	—	(95,426)
	—	(32,579,604)	—	(15,412,324)	—	(170,683,855)	—	(36,523,628)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	17,550,488	158,050,385	15,781,323	69,061,925	299,554,453	239,038,696	150,977,384	138,289,569
Service Class	3,711,350	8,529,132	4,964,716	8,255,608	12,427,568	21,154,706	7,464,050	21,825,019
Reinvestment of dividends and distributions:
Standard Class	—	27,890,507	—	11,442,238	—	133,996,289	—	24,880,234
Service Class	—	4,689,097	—	3,970,086	—	36,687,566	—	11,643,394
	21,261,838	199,159,121	20,746,039	92,729,857	311,982,021	430,877,257	158,441,434	196,638,216
Cost of shares redeemed:
Standard Class	(83,635,256)	(210,102,517)	(39,558,488)	(54,286,930)	(152,721,510)	(262,664,815)	(33,779,076)	(58,953,641)
Service Class	(14,421,058)	(29,680,334)	(14,693,743)	(26,043,686)	(41,912,058)	(66,384,617)	(22,578,848)	(34,506,753)
	(98,056,314)	(239,782,851)	(54,252,231)	(80,330,616)	(194,633,568)	(329,049,432)	(56,357,924)	(93,460,394)
Increase (decrease) in net assets derived from capital share transactions	(76,794,476)	(40,623,730)	(33,506,192)	12,399,241	117,348,453	101,827,825	102,083,510	103,177,822
NET INCREASE (DECREASE) IN NET ASSETS	(27,950,408)	60,581,974	8,921,578	42,518,771	366,158,749	158,946,110	126,310,362	148,166,686
NET ASSETS:
Beginning of period	813,355,884	752,773,910	497,333,807	454,815,036	1,435,691,832	1,276,745,722	572,646,979	424,480,293
End of period	$785,405,476	$813,355,884	$506,255,385	$497,333,807	$1,801,850,581	$1,435,691,832	$698,957,341	$572,646,979
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-33

LVIP Franklin Templeton Multi-Factor International Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23[2]	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$8.047	$7.056	$8.247	$7.630	$8.154	$7.450
Income (loss) from investment operations:
Net investment income[3]	0.152	0.230	0.333	0.363	0.187	0.323
Net realized and unrealized gain (loss)	0.354	1.094	(0.941)	0.634	(0.524)	0.818
Total from investment operations	0.506	1.324	(0.608)	0.997	(0.337)	1.141
Less dividends and distributions from:
Net investment income	—	(0.333)	(0.583)	(0.380)	(0.187)	(0.344)
Net realized gain	—	—	—	—	—	(0.093)
Total dividends and distributions	—	(0.333)	(0.583)	(0.380)	(0.187)	(0.437)
Net asset value, end of period	$8.553	$8.047	$7.056	$8.247	$7.630	$8.154
Total return[4]	6.29%	18.92%	(7.02% )	13.16%	(4.10% )	15.42%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$665,669	$690,197	$629,275	$786,917	$792,063	$835,302
Ratio of expenses to average net assets	0.41%	0.41%	0.40%	0.39%	0.40%	0.39%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.42%	0.42%	0.41%	0.40%	0.41%	0.40%
Ratio of net investment income to average net assets	3.65%	3.03%	4.41%	4.24%	2.78%	4.04%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.64%	3.02%	4.40%	4.23%	2.77%	4.03%
Portfolio turnover	26%	127%	55%	57%	52%	53%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-34

LVIP Franklin Templeton Multi-Factor International Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23[2]	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$8.050	$7.059	$8.250	$7.632	$8.158	$7.454
Income (loss) from investment operations:
Net investment income[3]	0.141	0.211	0.313	0.342	0.170	0.303
Net realized and unrealized gain (loss)	0.355	1.093	(0.940)	0.634	(0.527)	0.817
Total from investment operations	0.496	1.304	(0.627)	0.976	(0.357)	1.120
Less dividends and distributions from:
Net investment income	—	(0.313)	(0.564)	(0.358)	(0.169)	(0.323)
Net realized gain	—	—	—	—	—	(0.093)
Total dividends and distributions	—	(0.313)	(0.564)	(0.358)	(0.169)	(0.416)
Net asset value, end of period	$8.546	$8.050	$7.059	$8.250	$7.632	$8.158
Total return[4]	6.16%	18.62%	(7.24% )	12.87%	(4.34% )	15.13%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$119,737	$123,159	$123,499	$143,998	$142,374	$149,308
Ratio of expenses to average net assets	0.66%	0.66%	0.65%	0.64%	0.65%	0.64%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.67%	0.67%	0.66%	0.65%	0.66%	0.65%
Ratio of net investment income to average net assets	3.40%	2.78%	4.16%	3.99%	2.53%	3.79%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.39%	2.77%	4.15%	3.98%	2.52%	3.78%
Portfolio turnover	26%	127%	55%	57%	52%	53%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-35

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23[2]	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$7.331	$6.889	$8.755	$8.528	$8.581	$8.289
Income (loss) from investment operations:
Net investment income[3]	0.106	0.167	0.420	0.437	0.293	0.292
Net realized and unrealized gain (loss)	0.539	0.516	(1.488)	0.309	(0.075)	0.327
Total from investment operations	0.645	0.683	(1.068)	0.746	0.218	0.619
Less dividends and distributions from:
Net investment income	—	(0.241)	(0.798)	(0.519)	(0.271)	(0.324)
Return of capital	—	—	—	—	—	(0.003)
Total dividends and distributions	—	(0.241)	(0.798)	(0.519)	(0.271)	(0.327)
Net asset value, end of period	$7.976	$7.331	$6.889	$8.755	$8.528	$8.581
Total return[4]	8.80%	10.04%	(11.83% )	8.79%	2.65%	7.61%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$370,093	$362,665	$315,155	$408,291	$431,292	$422,524
Ratio of expenses to average net assets	0.48%	0.50%	0.46%	0.47%	0.44%	0.49%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.50%	0.51%	0.47%	0.48%	0.45%	0.50%
Ratio of net investment income to average net assets	2.84%	2.33%	5.38%	4.71%	4.00%	3.44%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.82%	2.32%	5.37%	4.70%	3.99%	3.43%
Portfolio turnover	21%	126%	62%	59%	46%	54%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-36

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23[2]	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$7.335	$6.892	$8.758	$8.530	$8.585	$8.292
Income (loss) from investment operations:
Net investment income[3]	0.097	0.149	0.401	0.414	0.275	0.270
Net realized and unrealized gain (loss)	0.539	0.516	(1.488)	0.309	(0.078)	0.329
Total from investment operations	0.636	0.665	(1.087)	0.723	0.197	0.599
Less dividends and distributions from:
Net investment income	—	(0.222)	(0.779)	(0.495)	(0.252)	(0.303)
Return of capital	—	—	—	—	—	(0.003)
Total dividends and distributions	—	(0.222)	(0.779)	(0.495)	(0.252)	(0.306)
Net asset value, end of period	$7.971	$7.335	$6.892	$8.758	$8.530	$8.585
Total return[4]	8.66%	9.76%	(12.05% )	8.51%	2.40%	7.35%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$136,162	$134,669	$139,661	$173,501	$178,453	$180,305
Ratio of expenses to average net assets	0.73%	0.75%	0.71%	0.72%	0.69%	0.74%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.76%	0.72%	0.73%	0.70%	0.75%
Ratio of net investment income to average net assets	2.59%	2.08%	5.13%	4.46%	3.75%	3.19%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.57%	2.07%	5.12%	4.45%	3.74%	3.18%
Portfolio turnover	21%	126%	62%	59%	46%	54%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-37

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23[2]	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$12.329	$11.945	$14.648	$12.917	$13.128	$11.363
Income (loss) from investment operations:
Net investment income[3]	0.073	0.198	0.315	0.289	0.313	0.339
Net realized and unrealized gain (loss)	2.052	1.760	(1.762)	3.746	0.032	2.700
Total from investment operations	2.125	1.958	(1.447)	4.035	0.345	3.039
Less dividends and distributions from:
Net investment income	—	(0.192)	(0.387)	(0.357)	(0.322)	(0.337)
Net realized gain	—	(1.382)	(0.869)	(1.947)	(0.234)	(0.937)
Total dividends and distributions	—	(1.574)	(1.256)	(2.304)	(0.556)	(1.274)
Net asset value, end of period	$14.454	$12.329	$11.945	$14.648	$12.917	$13.128
Total return[4]	17.24%	17.39%	(9.97% )	31.88%	2.98%	27.29%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,466,351	$1,122,286	$967,304	$1,315,104	$1,182,576	$1,130,811
Ratio of expenses to average net assets	0.36%	0.36%	0.36%	0.35%	0.36%	0.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.37%	0.37%	0.37%	0.36%	0.37%	0.37%
Ratio of net investment income to average net assets	1.09%	1.62%	2.36%	1.88%	2.76%	2.65%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.08%	1.61%	2.35%	1.87%	2.75%	2.64%
Portfolio turnover	30%	132%	59%	55%	56%	49%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-38

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23[2]	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$12.289	$11.914	$14.612	$12.890	$13.106	$11.347
Income (loss) from investment operations:
Net investment income[3]	0.056	0.166	0.280	0.250	0.284	0.306
Net realized and unrealized gain (loss)	2.045	1.752	(1.757)	3.736	0.027	2.695
Total from investment operations	2.101	1.918	(1.477)	3.986	0.311	3.001
Less dividends and distributions from:
Net investment income	—	(0.161)	(0.352)	(0.317)	(0.293)	(0.305)
Net realized gain	—	(1.382)	(0.869)	(1.947)	(0.234)	(0.937)
Total dividends and distributions	—	(1.543)	(1.221)	(2.264)	(0.527)	(1.242)
Net asset value, end of period	$14.390	$12.289	$11.914	$14.612	$12.890	$13.106
Total return[4]	17.10%	17.09%	(10.20% )	31.54%	2.72%	26.99%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$335,499	$313,406	$309,442	$392,417	$342,834	$352,450
Ratio of expenses to average net assets	0.61%	0.61%	0.61%	0.60%	0.61%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.62%	0.62%	0.62%	0.61%	0.62%	0.62%
Ratio of net investment income to average net assets	0.84%	1.37%	2.11%	1.63%	2.51%	2.40%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.83%	1.36%	2.10%	1.62%	2.50%	2.39%
Portfolio turnover	30%	132%	59%	55%	56%	49%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-39

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23[2]	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$11.508	$10.696	$13.179	$13.190	$12.754	$10.973
Income (loss) from investment operations:
Net investment income[3]	0.070	0.169	0.307	0.254	0.196	0.280
Net realized and unrealized gain (loss)	0.490	1.411	(1.919)	4.003	0.546	1.887
Total from investment operations	0.560	1.580	(1.612)	4.257	0.742	2.167
Less dividends and distributions from:
Net investment income	—	(0.174)	(0.429)	(0.316)	(0.266)	(0.252)
Net realized gain	—	(0.588)	(0.442)	(3.864)	—	(0.134)
Return of capital	—	(0.006)	—	(0.088)	(0.040)	—
Total dividends and distributions	—	(0.768)	(0.871)	(4.268)	(0.306)	(0.386)
Net asset value, end of period	$12.068	$11.508	$10.696	$13.179	$13.190	$12.754
Total return[4]	4.87%	15.54%	(12.45% )	33.66%	5.98%	19.83%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$518,524	$385,531	$250,501	$299,487	$265,377	$233,154
Ratio of expenses to average net assets	0.38%	0.39%	0.39%	0.38%	0.40%	0.41%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.39%	0.40%	0.40%	0.39%	0.41%	0.42%
Ratio of net investment income to average net assets	1.19%	1.56%	2.57%	1.54%	1.90%	2.32%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.18%	1.55%	2.56%	1.53%	1.89%	2.31%
Portfolio turnover	24%	121%	71%	76%	64%	66%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-40

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23[2]	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$11.478	$10.672	$13.149	$13.168	$12.740	$10.964
Income (loss) from investment operations:
Net investment income[3]	0.055	0.142	0.276	0.212	0.171	0.249
Net realized and unrealized gain (loss)	0.489	1.405	(1.914)	3.996	0.537	1.882
Total from investment operations	0.544	1.547	(1.638)	4.208	0.708	2.131
Less dividends and distributions from:
Net investment income	—	(0.147)	(0.397)	(0.276)	(0.244)	(0.221)
Net realized gain	—	(0.588)	(0.442)	(3.864)	—	(0.134)
Return of capital	—	(0.006)	—	(0.087)	(0.036)	—
Total dividends and distributions	—	(0.741)	(0.839)	(4.227)	(0.280)	(0.355)
Net asset value, end of period	$12.022	$11.478	$10.672	$13.149	$13.168	$12.740
Total return[4]	4.74%	15.25%	(12.67% )	33.32%	5.72%	19.52%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$180,433	$187,116	$173,979	$224,286	$177,033	$161,176
Ratio of expenses to average net assets	0.63%	0.64%	0.64%	0.63%	0.65%	0.66%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.64%	0.65%	0.65%	0.64%	0.66%	0.67%
Ratio of net investment income to average net assets	0.94%	1.31%	2.32%	1.29%	1.65%	2.07%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.93%	1.30%	2.31%	1.28%	1.64%	2.06%
Portfolio turnover	24%	121%	71%	76%	64%	66%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-41

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Franklin Templeton Multi-Factor International Equity Fund, LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund, LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund, and LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company.  The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”) and may also sell its shares to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The investment objective of each Fund is to seek to maximize long-term capital appreciation.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2024, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in
LVIP Franklin Templeton Multi-Factor Funds-42

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2024, the value and cost of foreign currency held by the LVIP Franklin Templeton Multi-Factor International Equity Fund is $2,045,527 and $2,056,001 and for LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund is $1,069,266 and $1,071,545 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Funds' understanding of the applicable country’s tax rules and rates.   In addition, the Funds may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Funds accrue such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Funds may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Funds in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended June 30, 2024.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Funds' investment portfolios, including monitoring of the Funds' investment sub-adviser, and providing certain administrative services to each Fund.   The management fees, net of waivers, are calculated daily and paid monthly. For its services, LFI receives a management fee at an annual rate of each Fund’s average daily net assets as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
On the first $100 million	0.40%	0.40%	0.40%	0.40%
In excess of $100 million	0.32%	0.33%	0.30%	0.30%
LVIP Franklin Templeton Multi-Factor Funds-43

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LFI has contractually agreed to waive a portion of its advisory fee. This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI. The waiver amount of each Fund’s average daily net assets are as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
On the first $50 million	0.070%	0.065%	0.080%	0.065%
On the next $50 million	0.010%	0.025%	0.015%	—%
On the next $400 million.	0.010%	0.005%	0.015%	—%
Franklin Advisers, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Administrative	$34,007	$21,060	$63,571	$24,639
Legal	5,174	3,204	9,673	3,749
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2024, these fees were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Printing and mailing	$1,542	$4,522	$2,391	$3,771
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
LVIP Franklin Templeton Multi-Factor Funds-44

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2024, each Fund had liabilities payable to affiliates as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Management fees payable to LFI	$208,222	$136,750	$442,695	$175,667
Distribution fees payable to LFD	24,931	27,678	68,524	36,986
Printing and mailing fees payable to Lincoln Life	261	—	474	1,081
Shareholder servicing fees payable to Lincoln Life	18,870	11,981	42,853	16,446
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Purchases	$206,796,277	$101,733,523	$597,904,278	$243,783,135
Sales	277,856,921	122,785,696	467,593,857	143,249,266
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Cost of investments and derivatives	$683,914,267	$448,343,800	$1,369,517,857	$603,191,588
Aggregate unrealized appreciation of investments and derivatives	$119,546,247	$97,299,947	$447,287,081	$131,699,029
Aggregate unrealized depreciation of investments and derivatives	(20,344,150)	(38,640,683)	(15,742,164)	(37,352,738)
Net unrealized appreciation of investments and derivatives	$99,202,097	$58,659,264	$431,544,917	$94,346,291
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statements of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted
LVIP Franklin Templeton Multi-Factor Funds-45

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2024:
LVIP Franklin Templeton Multi-Factor International Equity Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$61,988,709	$—	$—	$61,988,709
Austria	4,771,930	—	—	4,771,930
Belgium	4,917,773	—	—	4,917,773
Denmark	35,352,374	—	—	35,352,374
Finland	2,891,786	—	—	2,891,786
France	70,997,762	—	—	70,997,762
Germany	53,137,678	—	—	53,137,678
Hong Kong	17,236,149	—	—	17,236,149
Ireland	2,301,374	—	—	2,301,374
Israel	6,570,720	2,285,820	—	8,856,540
Italy	22,886,100	—	—	22,886,100
Japan	172,377,599	—	—	172,377,599
Jordan	1,797,207	—	—	1,797,207
Luxembourg	3,915,065	—	—	3,915,065
Netherlands	46,461,957	—	—	46,461,957
New Zealand	1,149,402	—	—	1,149,402
Norway	9,169,215	—	—	9,169,215
Portugal	1,933,943	—	—	1,933,943
Singapore	3,219,938	—	—	3,219,938
Spain	31,897,706	—	—	31,897,706
Sweden	28,474,378	—	—	28,474,378
Switzerland	69,954,840	—	—	69,954,840
Thailand	1,528,388	—	—	1,528,388
United Kingdom	106,260,317	—	—	106,260,317
Preferred Stock	2,743,163	—	—	2,743,163
Money Market Fund	16,877,326	—	—	16,877,326
Total Investments	$780,812,799	$2,285,820	$—	$783,098,619
Derivatives:

Assets:
Futures Contract	$17,745	$—	$—	$17,745
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at June 30, 2024, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Franklin Templeton Multi-Factor Funds-46

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Brazil	$11,273,062	$—	$—	$11,273,062
Chile	2,262,718	—	—	2,262,718
China	122,090,799	—	—	122,090,799
Czech Republic	368,020	—	—	368,020
Egypt	1,216,171	174,225	—	1,390,396
Greece	3,089,417	—	—	3,089,417
Hong Kong	3,208,840	—	—	3,208,840
Hungary	3,785,319	—	—	3,785,319
India	94,883,356	943,790	—	95,827,146
Indonesia	8,211,839	—	—	8,211,839
Malaysia	7,057,984	—	—	7,057,984
Mexico	12,418,882	—	—	12,418,882
Netherlands	805,936	—	—	805,936
Philippines	3,596,269	—	—	3,596,269
Poland	6,082,974	—	—	6,082,974
Qatar	748,651	566,155	—	1,314,806
Republic of Korea	67,735,342	—	—	67,735,342
Russia	—	—	— *	—
Saudi Arabia	3,007,038	10,601,807	—	13,608,845
South Africa	12,119,744	—	—	12,119,744
Taiwan	96,644,389	—	—	96,644,389
Thailand	4,963,648	—	—	4,963,648
Turkey	7,765,646	—	—	7,765,646
United Arab Emirates	7,810,570	—	—	7,810,570
Preferred Stocks	11,175,281	—	—	11,175,281
Money Market Fund	2,398,043	—	—	2,398,043
Total Investments	$494,719,938	$12,285,977	$—	$507,005,915
Derivatives:

Liabilities:
Futures Contract	$(2,851)	$—	$—	$(2,851)

*	Includes securities that have been valued at zero on the "Statements of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2024, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at June 30, 2024, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,786,820,992	$—	$—	$1,786,820,992
Money Market Fund	14,318,816	—	—	14,318,816
Total Investments	$1,801,139,808	$—	$—	$1,801,139,808
Derivatives:

Liabilities:
Futures Contract	$(77,034)	$—	$—	$(77,034)
There were no Level 3 investments at the beginning or end of the period.
LVIP Franklin Templeton Multi-Factor Funds-47

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$7,310,586	$—	$—	$7,310,586
Air Freight & Logistics	1,192,969	—	—	1,192,969
Automobile Components	8,992,642	—	—	8,992,642
Automobiles	531,702	—	—	531,702
Banks	53,691,138	—	—	53,691,138
Beverages	3,855,942	—	—	3,855,942
Biotechnology	55,798,679	—	—	55,798,679
Broadline Retail	1,327,465	—	—	1,327,465
Building Products	8,758,597	—	—	8,758,597
Capital Markets	12,339,907	—	—	12,339,907
Chemicals	12,471,092	—	—	12,471,092
Commercial Services & Supplies	10,646,633	—	—	10,646,633
Communications Equipment	3,785,931	—	—	3,785,931
Construction & Engineering	11,584,729	—	—	11,584,729
Construction Materials	1,499,193	—	—	1,499,193
Consumer Finance	5,778,022	—	—	5,778,022
Consumer Staples Distribution & Retail	4,513,388	—	—	4,513,388
Containers & Packaging	1,562,420	—	—	1,562,420
Diversified Consumer Services	7,344,041	—	—	7,344,041
Diversified REITs	4,377,444	—	—	4,377,444
Diversified Telecommunication Services	3,100,160	—	—	3,100,160
Electric Utilities	3,692,538	—	—	3,692,538
Electrical Equipment	20,544,761	—	—	20,544,761
Electronic Equipment, Instruments & Components	23,164,590	—	—	23,164,590
Energy Equipment & Services	16,113,799	—	—	16,113,799
Entertainment	3,345,151	—	—	3,345,151
Financial Services	19,286,411	—	—	19,286,411
Food Products	4,916,553	—	—	4,916,553
Gas Utilities	5,314,322	—	—	5,314,322
Ground Transportation	3,141,453	—	—	3,141,453
Health Care Equipment & Supplies	21,114,832	—	— *	21,114,832
Health Care Providers & Services	16,396,062	—	—	16,396,062
Health Care REITs	2,766,724	—	—	2,766,724
Health Care Technology	2,929,150	—	—	2,929,150
Hotel & Resort REITs	6,197,173	—	—	6,197,173
Hotels, Restaurants & Leisure	13,052,054	—	—	13,052,054
Household Durables	12,286,753	—	—	12,286,753
Household Products	1,824,460	—	—	1,824,460
Independent Power and Renewable Electricity Producers	5,119,217	—	—	5,119,217
Industrial REITs	2,570,244	—	—	2,570,244
Insurance	10,568,885	—	—	10,568,885
Interactive Media & Services	5,059,813	—	—	5,059,813
IT Services	5,221,034	—	—	5,221,034
Leisure Products	2,897,335	—	—	2,897,335
Life Sciences Tools & Services	2,348,328	—	—	2,348,328
Machinery	23,394,212	—	—	23,394,212
Marine Transportation	634,415	—	—	634,415
Media	4,938,791	—	—	4,938,791
Metals & Mining	13,681,701	—	—	13,681,701
Mortgage Real Estate Investment Trusts (REITs)	6,808,251	—	—	6,808,251
Multi-Utilities	2,223,615	—	—	2,223,615
Office REITs	6,263,946	—	—	6,263,946
Oil, Gas & Consumable Fuels	26,266,094	—	—	26,266,094
Paper & Forest Products	670,562	—	—	670,562
Passenger Airlines	2,960,350	—	—	2,960,350
LVIP Franklin Templeton Multi-Factor Funds-48

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Personal Care Products	$4,385,210	$—	$—	$4,385,210
Pharmaceuticals	12,160,246	—	—	12,160,246
Professional Services	12,672,559	—	—	12,672,559
Real Estate Management & Development	5,354,671	—	—	5,354,671
Residential REITs	2,430,156	—	—	2,430,156
Retail REITs	7,119,091	—	—	7,119,091
Semiconductors & Semiconductor Equipment	21,798,701	—	—	21,798,701
Software	47,558,076	—	—	47,558,076
Specialized REITs	3,010,062	—	—	3,010,062
Specialty Retail	21,809,931	—	—	21,809,931
Technology Hardware, Storage & Peripherals	9,664,324	—	—	9,664,324
Textiles, Apparel & Luxury Goods	4,295,292	—	—	4,295,292
Tobacco	443,546	—	—	443,546
Trading Companies & Distributors	11,718,345	—	—	11,718,345
Water Utilities	1,200,133	—	—	1,200,133
Wireless Telecommunication Services	1,169,006	—	—	1,169,006
Rights	—	—	21,040	21,040
Money Market Fund	12,525,280	—	—	12,525,280
Total Investments	$697,490,888	$—	$21,040	$697,511,928
Derivatives:

Assets:
Futures Contract	$25,951	$—	$—	$25,951

*	Includes securities that have been valued at zero on the "Statements of Net Assets" that are considered to be Level 3 investments in this table.
During the six months ended June 30, 2024, there were no material transfers to or from Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund		LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund		LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/24	12/31/23	6/30/24	12/31/23	6/30/24	12/31/23
Shares sold:
Standard Class	2,096,939	20,618,514	2,117,787	9,642,443	21,719,501	19,917,110
Service Class	442,070	1,123,537	663,694	1,145,768	934,849	1,737,614
Shares reinvested:
Standard Class	—	3,566,143	—	1,625,255	—	11,529,452
Service Class	—	599,529	—	563,522	—	3,174,732
	2,539,009	25,907,723	2,781,481	12,976,988	22,654,350	36,358,908
Shares redeemed:
Standard Class	(10,040,161)	(27,599,318)	(5,192,101)	(7,542,168)	(11,302,245)	(21,396,567)
Service Class	(1,729,884)	(3,920,236)	(1,942,067)	(3,612,402)	(3,122,774)	(5,382,967)
	(11,770,045)	(31,519,554)	(7,134,168)	(11,154,570)	(14,425,019)	(26,779,534)
Net increase (decrease)	(9,231,036)	(5,611,831)	(4,352,687)	1,822,418	8,229,331	9,579,374

LVIP Franklin Templeton Multi-Factor Funds-49

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 4. Capital Shares (continued)
	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	12,315,643	13,070,577
Service Class	631,491	2,041,218
Shares reinvested:
Standard Class	—	2,361,744
Service Class	—	1,111,811
	12,947,134	18,585,350
Shares redeemed:
Standard Class	(2,850,395)	(5,350,517)
Service Class	(1,924,899)	(3,152,532)
	(4,775,294)	(8,503,049)
Net increase (decrease)	8,171,840	10,082,301
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Funds had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, each Fund used futures contracts as a cash management tool.
Fair values of derivative instruments as of June 30, 2024 were as follows:
LVIP Franklin Templeton Multi-Factor International Equity Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$17,745	Receivables and other assets net of liabilities	$—
LVIP Franklin Templeton Multi-Factor Funds-50

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$615,149	$(92,023)
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(2,851)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$383,047	$(335,342)
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(77,034)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$3,680,244	$(270,746)
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$25,951	Receivables and other assets net of liabilities	$—
LVIP Franklin Templeton Multi-Factor Funds-51

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$175,797	$(71,618)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the six months ended June 30, 2024.
Long Derivative Volume
Futures Contracts (Average Notional Value)
LVIP Franklin Templeton Multi-Factor International Equity Fund	$9,693,589
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	7,700,976
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	17,926,288
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	8,873,509
In order to better define its contractual rights and to secure rights to help the Funds mitigate its counterparty risk, the LVIP Franklin Templeton Multi-Factor International Equity Fund and the LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Net Assets.
At June 30, 2024, the LVIP Franklin Templeton Multi-Factor International Equity Fund and the LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund had no open derivatives that are subject to offsetting provisions.
7. Risk Factors
Some countries in which the LVIP Franklin Templeton Multi-Factor International Equity Fund and the LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments in which the LVIP Franklin Templeton Multi-Factor International Equity Fund and the LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund invest to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other
LVIP Franklin Templeton Multi-Factor Funds-52

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statues to terrorism, governmental collapse, regional conflicts and war. Investing in Foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund currently invests a significant portion of its assets in companies located in China, and therefore the Fund has more exposure to the risks specific to China. China is a developing market and may be subject to considerable degrees of economic, political and social instability. In the past couple of decades, the Chinese government has reformed economic and market practices and expanded the sphere of private ownership in China. Nevertheless, in general the Chinese markets continue to experience, among other things, inefficiency, volatility and pricing anomalies that result from government influence, unavailability of consistently reliable economic data, a lack of publicly available information, and/or political and social instability. Internal social unrest or confrontations with neighboring countries could also disrupt economic developments in China. Reduction in spending on Chinese products and services, institutions of tariffs or other trade barriers, or a downturn in any of the economies of China's key trading partners may adversely impact the Chinese economy. In addition, from time to time, China has experienced outbreaks of infectious illnesses, diseases or public health emergencies, and could again in the future. Any of these events could reduce consumer demand and/or economic output, result in closure of markets, impose restrictions on travel or quarantines, and could generally significantly impact the Chinese economy, which would adversely affect the Fund's investments in securities of issuers located in China.
In February 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geo-political tensions. The United States and many other countries have instituted various sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions and other punitive actions taken, and resulting future market disruptions  - both in Europe and globally  - cannot easily be predicted but could be significant and have a severe adverse effect on Russia and Europe in general. In addition, there are significant risks due to the relatively recent formation of the Russian securities markets as well as the underdeveloped state of Russia's banking system, settlement, clearing and registration of securities transactions.
The LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund may invest a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Funds may invest in REITs and are subject to the risks associated with that industry. If the Funds acquire a direct interest in real estate as a result of defaults or receive rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Funds had no direct real estate holdings during the six months ended June 30, 2024. The Funds' REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
The Funds may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds' Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Funds' limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
8. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
LVIP Franklin Templeton Multi-Factor Funds-53

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Franklin Templeton Multi-Factor Funds-54

LVIP Global Allocation Managed Risk Funds
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
each a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Global Allocation Managed Risk Funds

LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.54%
INVESTMENT COMPANIES–97.54%
Equity Funds–31.04%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	591,064	$36,167,807
LVIP Channing Small Cap Value Fund	270,060	3,161,857
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	2,834,553	40,970,635
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	617,265	7,449,154
LVIP Macquarie Mid Cap Value Fund	350,650	14,602,811
LVIP Macquarie Value Fund	1,545,162	40,338,005
LVIP SSGA Mid-Cap Index Fund	1,165,534	15,172,927
LVIP SSGA Nasdaq-100 Index Fund	146,807	2,048,396
LVIP SSGA S&P 500 Index Fund	1,909,017	58,150,578
LVIP SSGA Small-Cap Index Fund	372,141	11,755,919
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	482,466	15,008,558
		244,826,647
Fixed Income Funds–57.03%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	1,661,338	15,327,501
LVIP JPMorgan Core Bond Fund	18,043,076	177,742,340
LVIP JPMorgan High Yield Fund	2,164,081	21,552,081
LVIP Macquarie Bond Fund	17,040,491	198,641,005
LVIP PIMCO Low Duration Bond Fund	145,750	1,379,670
LVIP SSGA Bond Index Fund	3,094,417	30,733,753
LVIP SSGA Short-Term Bond Index Fund	442,721	4,444,919
		449,821,269
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Fund–0.29%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	311,847	$2,264,320
		2,264,320
International Equity Funds–9.18%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor International Equity Fund	958,368	8,196,918
LVIP Loomis Sayles Global Growth Fund	470,966	7,883,036
LVIP MFS International Growth Fund	806,483	16,307,887
LVIP Mondrian International Value Fund	1,108,617	19,022,763
LVIP SSGA International Index Fund	1,908,539	21,011,107
		72,421,711
Total Affiliated Investments (Cost $661,611,918)		769,333,947

UNAFFILIATED INVESTMENT–2.37%
INVESTMENT COMPANY–2.37%
Money Market Fund–2.37%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	18,715,885	18,715,885
Total Unaffiliated Investment (Cost $18,715,885)		18,715,885

TOTAL INVESTMENTS–99.91% (Cost $680,327,803)	788,049,832
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	739,617
NET ASSETS APPLICABLE TO 65,208,492 SHARES OUTSTANDING–100.00%	$788,789,449

✧✧Standard Class shares.
LVIP Global Allocation Managed Risk Funds-1

LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
4	Australian Dollar	$267,320	$267,063	9/16/24	$257	$—
8	British Pound	632,450	638,331	9/16/24	—	(5,881)
12	Euro	1,612,800	1,621,780	9/16/24	—	(8,980)
10	Japanese Yen	786,562	808,633	9/16/24	—	(22,071)
					257	(36,932)
Equity Contracts:
3	E-mini MSCI Emerging Markets Index	163,230	161,882	9/20/24	1,348	—
14	E-mini Russell 2000 Index	1,445,500	1,420,866	9/20/24	24,634	—
37	E-mini S&P 500 Index	10,214,774	10,181,285	9/20/24	33,489	—
16	E-mini S&P MidCap 400 Index	4,732,960	4,687,572	9/20/24	45,388	—
34	Euro STOXX 50 Index	1,793,671	1,796,788	9/20/24	—	(3,117)
7	FTSE 100 Index	726,655	726,615	9/20/24	40	—
5	OMXS 30 Index	121,615	121,304	7/19/24	311	—
2	SPI 200 Index	259,235	258,369	9/19/24	866	—
5	TOPIX Index	873,423	866,746	9/12/24	6,677	—
					112,753	(3,117)
Total Futures Contracts					$113,010	$(40,049)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-2

LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.03%
INVESTMENT COMPANIES–97.03%
Equity Funds–40.47%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	3,535,449	$216,337,670
LVIP Channing Small Cap Value Fund	2,177,651	25,495,934
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	23,547,466	340,355,070
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	3,627,595	43,777,813
LVIP Macquarie Mid Cap Value Fund	2,789,251	116,158,353
LVIP Macquarie Value Fund	10,158,606	265,200,563
LVIP SSGA Mid-Cap Index Fund	6,849,575	89,167,768
LVIP SSGA Nasdaq-100 Index Fund	1,380,397	19,260,680
LVIP SSGA S&P 500 Index Fund	17,885,690	544,816,007
LVIP SSGA Small-Cap Index Fund	3,357,151	106,052,419
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	3,842,840	119,543,086
		1,886,165,363
Fixed Income Funds–37.32%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	12,204,142	112,595,415
LVIP JPMorgan Core Bond Fund	59,693,424	588,039,923
LVIP JPMorgan High Yield Fund	11,355,261	113,087,046
LVIP Macquarie Bond Fund	60,132,307	700,962,304
LVIP PIMCO Low Duration Bond Fund	618,614	5,855,799
LVIP SSGA Bond Index Fund	19,549,058	194,161,240
LVIP SSGA Short-Term Bond Index Fund	2,467,205	24,770,737
		1,739,472,464
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Fund–0.71%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	4,581,648	$33,267,343
		33,267,343
International Equity Funds–18.53%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	5,940,962	47,379,173
LVIP Franklin Templeton Multi-Factor International Equity Fund	7,905,982	67,619,864
LVIP Loomis Sayles Global Growth Fund	5,535,532	92,653,730
LVIP MFS International Growth Fund	8,531,406	172,513,566
LVIP Mondrian International Value Fund	12,318,043	211,365,300
LVIP SSGA Emerging Markets Equity Index Fund	10,716,976	114,993,158
LVIP SSGA International Index Fund	14,261,010	156,999,455
		863,524,246
Total Affiliated Investments (Cost $3,546,331,453)		4,522,429,416

UNAFFILIATED INVESTMENT–2.84%
INVESTMENT COMPANY–2.84%
Money Market Fund–2.84%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	132,491,433	132,491,433
Total Unaffiliated Investment (Cost $132,491,433)		132,491,433

TOTAL INVESTMENTS–99.87% (Cost $3,678,822,886)	4,654,920,849
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	5,874,626
NET ASSETS APPLICABLE TO 347,106,501 SHARES OUTSTANDING–100.00%	$4,660,795,475

✧✧Standard Class shares.
LVIP Global Allocation Managed Risk Funds-3

LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at June 30, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
28	Australian Dollar	$1,871,240	$1,869,023	9/16/24	$2,217	$—
59	British Pound	4,664,319	4,707,694	9/16/24	—	(43,375)
95	Euro	12,768,000	12,839,088	9/16/24	—	(71,088)
75	Japanese Yen	5,899,219	6,064,654	9/16/24	—	(165,435)
4	Swedish Krona	757,440	770,283	9/16/24	—	(12,843)
					2,217	(292,741)
Equity Contracts:
199	E-mini MSCI Emerging Markets Index	10,827,590	10,739,999	9/20/24	87,591	—
95	E-mini Russell 2000 Index	9,808,750	9,641,556	9/20/24	167,194	—
240	E-mini S&P 500 Index	66,258,000	66,040,830	9/20/24	217,170	—
95	E-mini S&P MidCap 400 Index	28,101,950	27,822,820	9/20/24	279,130	—
256	Euro STOXX 50 Index	13,505,285	13,528,754	9/20/24	—	(23,469)
51	FTSE 100 Index	5,294,200	5,293,910	9/20/24	290	—
36	OMXS 30 Index	875,630	873,394	7/19/24	2,236	—
17	SPI 200 Index	2,203,498	2,196,137	9/19/24	7,361	—
39	TOPIX Index	6,812,698	6,758,192	9/12/24	54,506	—
					815,478	(23,469)
Total Futures Contracts					$817,695	$(316,210)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-4

LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.03%
INVESTMENT COMPANIES–97.03%
Equity Funds–45.29%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	3,992,363	$244,296,668
LVIP Channing Small Cap Value Fund	3,339,415	39,097,867
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	32,473,577	469,373,080
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	4,435,446	53,526,957
LVIP Macquarie Mid Cap Value Fund	2,710,477	112,877,804
LVIP Macquarie Value Fund	12,317,780	321,567,972
LVIP SSGA Mid-Cap Index Fund	16,545,301	215,386,727
LVIP SSGA Nasdaq-100 Index Fund	2,954,189	41,219,805
LVIP SSGA S&P 500 Index Fund	25,938,417	790,110,130
LVIP SSGA Small-Cap Index Fund	5,552,559	175,405,356
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	3,730,845	116,059,121
		2,578,921,487
Fixed Income Funds–27.65%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	8,953,755	82,607,342
LVIP JPMorgan Core Bond Fund	59,134,462	582,533,582
LVIP JPMorgan High Yield Fund	15,329,138	152,662,887
LVIP Macquarie Bond Fund	55,514,158	647,128,546
LVIP SSGA Bond Index Fund	9,672,898	96,071,220
LVIP SSGA Short-Term Bond Index Fund	1,371,288	13,767,733
		1,574,771,310
Global Equity Fund–0.81%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	6,349,068	46,100,582
		46,100,582
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–23.28%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	6,918,220	$55,172,803
LVIP Franklin Templeton Multi-Factor International Equity Fund	15,417,271	131,863,920
LVIP Loomis Sayles Global Growth Fund	6,768,941	113,298,540
LVIP MFS International Growth Fund	13,046,894	263,821,235
LVIP Mondrian International Value Fund	18,080,350	310,240,735
LVIP SSGA Emerging Markets Equity Index Fund	13,360,916	143,362,626
LVIP SSGA International Index Fund	27,969,506	307,916,290
		1,325,676,149
Total Affiliated Investments (Cost $4,192,179,626)		5,525,469,528

UNAFFILIATED INVESTMENT–2.84%
INVESTMENT COMPANY–2.84%
Money Market Fund–2.84%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	161,615,164	161,615,164
Total Unaffiliated Investment (Cost $161,615,164)		161,615,164

TOTAL INVESTMENTS–99.87% (Cost $4,353,794,790)	5,687,084,692
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	7,416,156
NET ASSETS APPLICABLE TO 431,513,582 SHARES OUTSTANDING–100.00%	$5,694,500,848

LVIP Global Allocation Managed Risk Funds-5

LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

✧✧Standard Class shares.

The following futures contracts were outstanding at June 30, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
41	Australian Dollar	$2,740,030	$2,737,193	9/16/24	$2,837	$—
91	British Pound	7,194,119	7,261,020	9/16/24	—	(66,901)
137	Euro	18,412,800	18,515,317	9/16/24	—	(102,517)
106	Japanese Yen	8,337,562	8,571,510	9/16/24	—	(233,948)
6	Swedish Krona	1,136,160	1,155,425	9/16/24	—	(19,265)
					2,837	(422,631)
Equity Contracts:
206	E-mini MSCI Emerging Markets Index	11,208,460	11,117,740	9/20/24	90,720	—
120	E-mini Russell 2000 Index	12,390,000	12,178,810	9/20/24	211,190	—
271	E-mini S&P 500 Index	74,816,325	74,570,936	9/20/24	245,389	—
120	E-mini S&P MidCap 400 Index	35,497,200	35,155,865	9/20/24	341,335	—
363	Euro STOXX 50 Index	19,150,072	19,183,350	9/20/24	—	(33,278)
68	FTSE 100 Index	7,058,934	7,058,547	9/20/24	387	—
54	OMXS 30 Index	1,313,445	1,310,091	7/19/24	3,354	—
22	SPI 200 Index	2,851,585	2,842,059	9/19/24	9,526	—
51	TOPIX Index	8,908,913	8,837,637	9/12/24	71,276	—
					973,177	(33,278)
Total Futures Contracts					$976,014	$(455,909)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-6

LVIP Global Allocation Managed Risk Funds
Statements of Assets and Liabilities
June 30, 2024 (unaudited)
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
ASSETS:
Affiliated investments, at value	$769,333,947	$4,522,429,416	$5,525,469,528
Unaffiliated investments, at value	18,715,885	132,491,433	161,615,164
Cash collateral held at broker for futures contracts	1,080,860	7,563,156	9,415,621
Receivable for securities sold	397,591	990,389	2,254,437
Dividends and interest receivable	80,968	573,201	698,374
Receivable for fund shares sold	7,277	647,264	360,570
Prepaid expenses	2,087	12,040	14,621
TOTAL ASSETS	789,618,615	4,664,706,899	5,699,828,315
LIABILITIES:
Payable for fund shares redeemed	415,063	1,668,283	2,684,733
Due to manager and affiliates	319,957	1,935,925	2,387,574
Variation margin due to broker on futures contracts	32,885	188,366	128,469
Other accrued expenses payable	25,055	81,786	89,411
Payable for fund accounting fee	22,444	23,302	23,518
Payable for audit fee	13,762	13,762	13,762
TOTAL LIABILITIES	829,166	3,911,424	5,327,467
TOTAL NET ASSETS	$788,789,449	$4,660,795,475	$5,694,500,848
Affiliated investments, at cost	$661,611,918	$3,546,331,453	$4,192,179,626
Unaffiliated investments, at cost	18,715,885	132,491,433	161,615,164
Standard Class:
Net Assets	$88,652,246	$196,490,806	$244,182,857
Shares Outstanding	7,318,518	14,611,567	18,482,437
Net Asset Value Per Share	$12.113	$13.448	$13.212
Service Class:
Net Assets	$700,137,203	$4,464,304,669	$5,450,317,991
Shares Outstanding	57,889,974	332,494,934	413,031,145
Net Asset Value Per Share	$12.094	$13.427	$13.196
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$767,603,195	$4,234,424,932	$5,090,204,825
Distributable earnings/(accumulated loss)	21,186,254	426,370,543	604,296,023
TOTAL NET ASSETS	$788,789,449	$4,660,795,475	$5,694,500,848
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-7

LVIP Global Allocation Managed Risk Funds
Statements of Operations
Six Months Ended June 30, 2024 (unaudited)
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$495,009	$3,575,392	$4,793,550
EXPENSES:
Management fees	997,549	5,848,506	7,163,378
Distribution fees-Service Class	889,187	5,608,891	6,865,059
Shareholder servicing fees	115,716	678,426	830,952
Accounting and administration expenses	62,557	257,376	310,139
Professional fees	25,371	61,973	71,590
Trustees’ fees and expenses	13,087	75,849	92,621
Custodian fees	8,558	14,361	15,438
Reports and statements to shareholders	7,530	35,843	38,622
Consulting fees	2,269	3,632	3,990
Pricing fees	524	542	542
Other	13,181	69,733	86,425
	2,135,529	12,655,132	15,478,756
Less:
Management fees waived	(39,902)	(350,910)	(286,535)
Total operating expenses	2,095,627	12,304,222	15,192,221
NET INVESTMENT LOSS	(1,600,618)	(8,728,830)	(10,398,671)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	13,164,202	88,715,985	109,404,388
Foreign currencies	(5,531)	(33,779)	(53,943)
Futures contracts	2,180,717	13,544,086	18,560,268
Net realized gain	15,339,388	102,226,292	127,910,713
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	14,482,415	154,370,894	230,094,947
Foreign currencies	(7,095)	(57,504)	(88,397)
Futures contracts	(729,892)	(4,546,895)	(6,390,727)
Net change in unrealized appreciation (depreciation)	13,745,428	149,766,495	223,615,823
NET REALIZED AND UNREALIZED GAIN	29,084,816	251,992,787	351,526,536
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,484,198	$243,263,957	$341,127,865
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-8

LVIP Global Allocation Managed Risk Funds
Statements of Changes in Net Assets
	LVIP Global Conservative Allocation Managed Risk Fund		LVIP Global Moderate Allocation Managed Risk Fund		LVIP Global Growth Allocation Managed Risk Fund
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,600,618)	$14,003,431	$(8,728,830)	$76,563,332	$(10,398,671)	$92,004,302
Net realized gain (loss)	15,339,388	(12,251,061)	102,226,292	91,638,252	127,910,713	190,572,146
Net change in unrealized appreciation (depreciation)	13,745,428	72,888,153	149,766,495	348,151,616	223,615,823	422,878,485
Net increase in net assets resulting from operations	27,484,198	74,640,523	243,263,957	516,353,200	341,127,865	705,454,933
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(3,983,735)	—	(3,531,724)	—	(4,304,406)
Service Class	—	(33,076,206)	—	(73,467,893)	—	(88,243,126)
	—	(37,059,941)	—	(76,999,617)	—	(92,547,532)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,570,054	14,953,041	15,212,423	36,560,400	20,856,302	35,158,139
Service Class	11,618,894	25,213,995	15,361,544	56,856,876	14,168,852	34,888,092
Reinvestment of dividends and distributions:
Standard Class	—	3,983,735	—	3,531,724	—	4,304,406
Service Class	—	33,076,206	—	73,467,893	—	88,243,126
	17,188,948	77,226,977	30,573,967	170,416,893	35,025,154	162,593,763
Cost of shares redeemed:
Standard Class	(6,055,389)	(17,187,130)	(19,139,776)	(48,282,167)	(27,210,788)	(44,411,096)
Service Class	(68,727,912)	(136,692,920)	(337,465,588)	(638,745,267)	(459,351,151)	(777,498,596)
	(74,783,301)	(153,880,050)	(356,605,364)	(687,027,434)	(486,561,939)	(821,909,692)
Decrease in net assets derived from capital share transactions	(57,594,353)	(76,653,073)	(326,031,397)	(516,610,541)	(451,536,785)	(659,315,929)
NET DECREASE IN NET ASSETS	(30,110,155)	(39,072,491)	(82,767,440)	(77,256,958)	(110,408,920)	(46,408,528)
NET ASSETS:
Beginning of period	818,899,604	857,972,095	4,743,562,915	4,820,819,873	5,804,909,768	5,851,318,296
End of period	$788,789,449	$818,899,604	$4,660,795,475	$4,743,562,915	$5,694,500,848	$5,804,909,768
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-9

LVIP Global Conservative Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$11.691	$11.184	$14.716	$14.510	$14.113	$13.097
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.011)	0.219	0.270	0.251	0.222	0.297
Net realized and unrealized gain (loss)	0.433	0.849	(2.543)	0.854	0.758	1.651
Total from investment operations	0.422	1.068	(2.273)	1.105	0.980	1.948
Less dividends and distributions from:
Net investment income	—	(0.231)	(0.324)	(0.527)	(0.307)	(0.366)
Net realized gain	—	(0.330)	(0.935)	(0.372)	(0.276)	(0.566)
Total dividends and distributions	—	(0.561)	(1.259)	(0.899)	(0.583)	(0.932)
Net asset value, end of period	$12.113	$11.691	$11.184	$14.716	$14.510	$14.113
Total return[3]	3.61%	9.72%	(15.40% )	7.63%	7.07%	15.01%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$88,652	$86,047	$80,570	$97,521	$91,578	$88,187
Ratio of expenses to average net assets[4]	0.30%	0.30%	0.30%	0.29%	0.30%	0.31%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.31%	0.31%	0.30%	0.31%	0.31%
Ratio of net investment income (loss) to average net assets	(0.18% )[5]	1.91%	2.12%	1.67%	1.60%	2.10%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.19% )[5]	1.90%	2.11%	1.66%	1.59%	2.10%
Portfolio turnover	5%	44%	16%	17%	26%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-10

LVIP Global Conservative Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$11.687	$11.180	$14.710	$14.504	$14.108	$13.094
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.025)	0.190	0.239	0.213	0.187	0.261
Net realized and unrealized gain (loss)	0.432	0.848	(2.542)	0.853	0.755	1.649
Total from investment operations	0.407	1.038	(2.303)	1.066	0.942	1.910
Less dividends and distributions from:
Net investment income	—	(0.201)	(0.292)	(0.488)	(0.270)	(0.330)
Net realized gain	—	(0.330)	(0.935)	(0.372)	(0.276)	(0.566)
Total dividends and distributions	—	(0.531)	(1.227)	(0.860)	(0.546)	(0.896)
Net asset value, end of period	$12.094	$11.687	$11.180	$14.710	$14.504	$14.108
Total return[3]	3.48%	9.45%	(15.61% )	7.37%	6.81%	14.72%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$700,137	$732,852	$777,402	$1,047,392	$1,095,434	$1,137,454
Ratio of expenses to average net assets[4]	0.55%	0.55%	0.55%	0.54%	0.55%	0.56%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.56%	0.56%	0.56%	0.55%	0.56%	0.56%
Ratio of net investment income (loss) to average net assets	(0.43% )[5]	1.66%	1.87%	1.42%	1.35%	1.85%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.44% )[5]	1.65%	1.86%	1.41%	1.34%	1.85%
Portfolio turnover	5%	44%	16%	17%	26%	18%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-11

LVIP Global Moderate Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Moderate Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$12.754	$11.619	$15.824	$15.264	$14.876	$13.850
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.009)	0.225	0.272	0.266	0.212	0.288
Net realized and unrealized gain (loss)	0.703	1.151	(3.026)	1.377	0.680	1.761
Total from investment operations	0.694	1.376	(2.754)	1.643	0.892	2.049
Less dividends and distributions from:
Net investment income	—	(0.241)	(0.310)	(0.491)	(0.308)	(0.347)
Net realized gain	—	—	(1.111)	(0.592)	(0.196)	(0.676)
Return of capital	—	—	(0.030)	—	—	—
Total dividends and distributions	—	(0.241)	(1.451)	(1.083)	(0.504)	(1.023)
Net asset value, end of period	$13.448	$12.754	$11.619	$15.824	$15.264	$14.876
Total return[3]	5.44%	11.84%	(17.38% )	10.82%	6.10%	15.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$196,491	$190,217	$181,278	$239,240	$230,183	$231,407
Ratio of expenses to average net assets[4]	0.29%	0.28%	0.28%	0.28%	0.29%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.31%	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets	(0.14% )[5]	1.86%	2.02%	1.66%	1.46%	1.96%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.16% )[5]	1.84%	2.00%	1.64%	1.45%	1.96%
Portfolio turnover	6%	36%	19%	15%	25%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-12

LVIP Global Moderate Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Moderate Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$12.750	$11.616	$15.818	$15.259	$14.872	$13.848
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.025)	0.195	0.238	0.226	0.176	0.251
Net realized and unrealized gain (loss)	0.702	1.148	(3.022)	1.375	0.677	1.759
Total from investment operations	0.677	1.343	(2.784)	1.601	0.853	2.010
Less dividends and distributions from:
Net investment income	—	(0.209)	(0.277)	(0.450)	(0.270)	(0.310)
Net realized gain	—	—	(1.111)	(0.592)	(0.196)	(0.676)
Return of capital	—	—	(0.030)	—	—	—
Total dividends and distributions	—	(0.209)	(1.418)	(1.042)	(0.466)	(0.986)
Net asset value, end of period	$13.427	$12.750	$11.616	$15.818	$15.259	$14.872
Total return[3]	5.31%	11.56%	(17.58% )	10.54%	5.83%	14.73%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,464,305	$4,553,346	$4,639,542	$6,282,579	$6,317,244	$6,612,145
Ratio of expenses to average net assets[4]	0.54%	0.53%	0.53%	0.53%	0.54%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.56%	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	(0.39% )[5]	1.61%	1.77%	1.41%	1.21%	1.71%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.41% )[5]	1.59%	1.75%	1.39%	1.20%	1.71%
Portfolio turnover	6%	36%	19%	15%	25%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-13

LVIP Global Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Growth Allocation Managed Risk Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$12.437	$11.178	$15.603	$14.964	$14.561	$13.467
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.008)	0.216	0.248	0.250	0.210	0.275
Net realized and unrealized gain (loss)	0.783	1.275	(3.169)	1.648	0.632	1.826
Total from investment operations	0.775	1.491	(2.921)	1.898	0.842	2.101
Less dividends and distributions from:
Net investment income	—	(0.232)	(0.284)	(0.491)	(0.317)	(0.331)
Net realized gain	—	—	(1.195)	(0.768)	(0.122)	(0.676)
Return of capital	—	—	(0.025)	—	—	—
Total dividends and distributions	—	(0.232)	(1.504)	(1.259)	(0.439)	(1.007)
Net asset value, end of period	$13.212	$12.437	$11.178	$15.603	$14.964	$14.561
Total return[3]	6.23%	13.33%	(18.68% )	12.77%	5.86%	15.86%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$244,183	$236,078	$217,367	$274,559	$251,167	$244,405
Ratio of expenses to average net assets[4]	0.29%	0.29%	0.29%	0.28%	0.29%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.30%	0.30%	0.30%	0.29%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets	(0.12% )[5]	1.84%	1.89%	1.58%	1.49%	1.91%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.13% )[5]	1.83%	1.88%	1.57%	1.48%	1.91%
Portfolio turnover	6%	32%	19%	15%	24%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-14

LVIP Global Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Growth Allocation Managed Risk Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$12.438	$11.179	$15.602	$14.964	$14.562	$13.470
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.024)	0.186	0.215	0.210	0.174	0.239
Net realized and unrealized gain (loss)	0.782	1.273	(3.168)	1.646	0.630	1.823
Total from investment operations	0.758	1.459	(2.953)	1.856	0.804	2.062
Less dividends and distributions from:
Net investment income	—	(0.200)	(0.250)	(0.450)	(0.280)	(0.294)
Net realized gain	—	—	(1.195)	(0.768)	(0.122)	(0.676)
Return of capital	—	—	(0.025)	—	—	—
Total dividends and distributions	—	(0.200)	(1.470)	(1.218)	(0.402)	(0.970)
Net asset value, end of period	$13.196	$12.438	$11.179	$15.602	$14.964	$14.562
Total return[3]	6.09%	13.05%	(18.88% )	12.49%	5.59%	15.56%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,450,318	$5,568,832	$5,633,951	$7,753,483	$7,757,915	$8,302,212
Ratio of expenses to average net assets[4]	0.54%	0.54%	0.54%	0.53%	0.54%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.55%	0.55%	0.55%	0.54%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	(0.37% )[5]	1.59%	1.64%	1.33%	1.24%	1.66%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.38% )[5]	1.58%	1.63%	1.32%	1.23%	1.66%
Portfolio turnover	6%	32%	19%	15%	24%	17%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of net investment income (loss) is impacted by the timing of distributions made by the Underlying Funds.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-15

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Global Conservative Allocation Managed Risk Fund, LVIP Global Moderate Allocation Managed Risk Fund and LVIP Global Growth Allocation Managed Risk Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, that are advised by Lincoln Financial Investments Corporation ("LFI") or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP Global Conservative Allocation Managed Risk Fund is to seek a high level of current income with some consideration given to growth of capital.
The investment objective of the LVIP Global Moderate Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
The investment objective of the LVIP Global Growth Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Funds value Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the six months ended June 30, 2024, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions– Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are
LVIP Global Allocation Managed Risk Funds-16

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
included in net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   This agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
The waiver amount of each Fund’s average daily net assets are as follows:
LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
0.01%	0.015%	0.01%
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' managed risk strategy. For these services, LFI, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Administrative	$34,212	$199,911	$244,827
Legal	5,206	30,418	37,252
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the six months ended June 30, 2024, these fees were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Printing and mailing	$2,524	$12,769	$10,841
LVIP Global Allocation Managed Risk Funds-17

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At June 30, 2024, each Fund had liabilities payable to affiliates as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Management fees payable to LFI	$156,187	$901,692	$1,126,306
Distribution fees payable to LFD	144,503	918,902	1,123,182
Printing and mailing fees payable to Lincoln Life	394	4,058	1,991
Shareholder servicing fees payable to Lincoln Life	18,873	111,273	136,095
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of each Fund and the corresponding investment activity for the six months ended June 30, 2024, were as follows:
LVIP Global Conservative Allocation Managed Risk Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.54%@
Equity Funds-31.04%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$35,438,570	$23,891	$5,781,104	$2,045,133	$4,441,317	$36,167,807	591,064	$—	$—
✧✧LVIP Channing Small Cap Value Fund	3,589,176	2,288	539,773	74,686	35,480	3,161,857	270,060	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	24,132,892	15,567,927	3,299,372	365,994	4,203,194	40,970,635	2,834,553	—	—
✧✧‡LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	—	7,759,740	143,128	(2,686)	(164,772)	7,449,154	617,265	—	—
✧✧LVIP Macquarie Mid Cap Value Fund	16,359,216	10,535	2,448,442	219,711	461,791	14,602,811	350,650	—	—
×,✧✧LVIP Macquarie U.S. Growth Fund	4,004,922	1,706,105	6,292,952	810,149	(228,224)	—	—	—	—
✧✧LVIP Macquarie Value Fund	41,510,678	650,839	3,262,415	85,715	1,353,188	40,338,005	1,545,162	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	17,069,856	10,908	2,894,156	524,091	462,228	15,172,927	1,165,534	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	2,010,727	1,330	280,570	59,041	257,868	2,048,396	146,807	—	—
✧✧LVIP SSGA S&P 500 Index Fund	59,829,630	39,165	10,076,215	6,670,068	1,687,930	58,150,578	1,909,017	—	—
✧✧LVIP SSGA Small-Cap Index Fund	21,934,672	10,016	10,614,276	4,535,737	(4,110,230)	11,755,919	372,141	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	16,272,559	10,482	2,514,936	96,930	1,143,523	15,008,558	482,466	—	—
Fixed Income Funds-57.03%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	15,450,352	890,436	1,161,999	(63,805)	212,517	15,327,501	1,661,338	—	—
✧✧LVIP JPMorgan Core Bond Fund	183,374,010	8,244,421	13,426,913	115,481	(564,659)	177,742,340	18,043,076	—	—
✧✧LVIP JPMorgan High Yield Fund	22,205,582	468,128	1,626,801	(106,984)	612,156	21,552,081	2,164,081	—	—
✧✧LVIP Macquarie Bond Fund	213,796,358	5,784,868	19,570,987	(3,290,045)	1,920,811	198,641,005	17,040,491	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	4,456,765	19,831	3,134,751	29,270	8,555	1,379,670	145,750	—	—
✧✧LVIP SSGA Bond Index Fund	31,697,008	1,591,958	2,324,001	(300,253)	69,041	30,733,753	3,094,417	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	5,229,959	68,260	929,450	(8,451)	84,601	4,444,919	442,721	—	—
Global Equity Fund-0.29%@
✧✧LVIP BlackRock Real Estate Fund	4,647,117	2,012	2,244,859	104,629	(244,579)	2,264,320	311,847	—	—
International Equity Funds-9.18%@
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	8,936,539	5,800	1,281,806	170,200	366,185	8,196,918	958,368	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	8,154,793	75,368	1,143,640	280,010	516,505	7,883,036	470,966	—	—
LVIP Global Allocation Managed Risk Funds-18

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Conservative Allocation Managed Risk Fund (continued)
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
✧✧LVIP MFS International Growth Fund	$17,305,889	$11,440	$1,875,838	$302,170	$564,226	$16,307,887	806,483	$—	$—
✧✧LVIP Mondrian International Value Fund	20,636,255	31,233	2,338,809	252,887	441,197	19,022,763	1,108,617	—	—
✧✧LVIP SSGA International Index Fund	22,730,863	14,898	2,881,744	194,524	952,566	21,011,107	1,908,539	—	—
Total	$800,774,388	$43,001,879	$102,088,937	$13,164,202	$14,482,415	$769,333,947		$—	$—

@ As a percentage of Net Assets as of June 30, 2024.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2023.
× Issuer is no longer an investment of the Fund at June 30, 2024.
LVIP Global Moderate Allocation Managed Risk Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.03%@
Equity Funds-40.47%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$207,056,594	$—	$29,050,254	$10,029,430	$28,301,900	$216,337,670	3,535,449	$—	$—
✧✧LVIP Channing Small Cap Value Fund	28,272,038	—	3,641,801	500,908	364,789	25,495,934	2,177,651	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	230,737,980	95,389,634	27,464,487	2,602,208	39,089,735	340,355,070	23,547,466	—	—
✧✧‡LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	—	45,619,740	858,303	(15,056)	(968,568)	43,777,813	3,627,595	—	—
✧✧LVIP Macquarie Mid Cap Value Fund	127,113,431	—	16,252,761	1,889,641	3,408,042	116,158,353	2,789,251	—	—
×,✧✧LVIP Macquarie U.S. Growth Fund	34,485,707	9,554,762	48,781,465	6,706,198	(1,965,202)	—	—	—	—
✧✧LVIP Macquarie Value Fund	267,957,487	7,351,722	19,362,271	378,057	8,875,568	265,200,563	10,158,606	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	97,992,448	—	14,518,368	2,424,406	3,269,282	89,167,768	6,849,575	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	18,468,409	—	2,162,432	459,762	2,494,941	19,260,680	1,380,397	—	—
✧✧LVIP SSGA S&P 500 Index Fund	537,995,431	—	69,629,191	46,035,665	30,414,102	544,816,007	17,885,690	—	—
✧✧LVIP SSGA Small-Cap Index Fund	167,083,558	—	64,088,485	22,976,916	(19,919,570)	106,052,419	3,357,151	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	126,605,674	27,460	16,791,293	3,842,686	5,858,559	119,543,086	3,842,840	—	—
Fixed Income Funds-37.32%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	110,863,472	8,752,260	8,120,593	(462,082)	1,562,358	112,595,415	12,204,142	—	—
✧✧LVIP JPMorgan Core Bond Fund	592,602,223	38,968,515	42,259,566	295,243	(1,566,492)	588,039,923	59,693,424	—	—
✧✧LVIP JPMorgan High Yield Fund	96,513,003	21,367,195	7,212,418	(505,604)	2,924,870	113,087,046	11,355,261	—	—
✧✧LVIP Macquarie Bond Fund	755,225,286	28,685,282	78,152,764	(14,047,627)	9,252,127	700,962,304	60,132,307	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	44,549,723	—	39,112,198	476,541	(58,267)	5,855,799	618,614	—	—
✧✧LVIP SSGA Bond Index Fund	195,602,604	13,902,910	13,967,420	(1,804,532)	427,678	194,161,240	19,549,058	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	24,281,985	1,862,782	1,786,530	(10,839)	423,339	24,770,737	2,467,205	—	—
Global Equity Fund-0.71%@
✧✧LVIP BlackRock Real Estate Fund	48,504,694	85,852	13,785,000	106,772	(1,644,975)	33,267,343	4,581,648	—	—
International Equity Funds-18.53%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	47,693,389	944,885	5,320,487	(420,263)	4,481,649	47,379,173	5,940,962	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	72,008,073	—	8,748,336	1,242,753	3,117,374	67,619,864	7,905,982	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	93,623,952	1,687,524	11,896,896	2,667,687	6,571,463	92,653,730	5,535,532	—	—
✧✧LVIP MFS International Growth Fund	174,197,264	1,899,670	12,480,838	818,532	8,078,938	172,513,566	8,531,406	—	—
LVIP Global Allocation Managed Risk Funds-19

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Moderate Allocation Managed Risk Fund (continued)
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
✧✧LVIP Mondrian International Value Fund	$212,395,920	$14,030,815	$22,744,206	$983,538	$6,699,233	$211,365,300	12,318,043	$—	$—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	132,332,471	—	25,329,385	364,881	7,625,191	114,993,158	10,716,976	—	—
✧✧LVIP SSGA International Index Fund	165,902,999	—	17,336,538	1,180,164	7,252,830	156,999,455	14,261,010	—	—
Total	$4,610,065,815	$290,131,008	$620,854,286	$88,715,985	$154,370,894	$4,522,429,416		$—	$—

@ As a percentage of Net Assets as of June 30, 2024.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2023.
× Issuer is no longer an investment of the Fund at June 30, 2024.
LVIP Global Growth Allocation Managed Risk Fund
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.03%@
Equity Funds-45.29%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$232,337,856	$—	$31,185,373	$10,906,633	$32,237,552	$244,296,668	3,992,363	$—	$—
✧✧LVIP Channing Small Cap Value Fund	43,090,906	—	5,304,767	721,378	590,350	39,097,867	3,339,415	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	332,225,740	118,423,580	40,498,688	3,000,130	56,222,318	469,373,080	32,473,577	—	—
✧✧‡LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	—	55,985,058	1,252,615	(21,222)	(1,184,264)	53,526,957	4,435,446	—	—
✧✧LVIP Macquarie Mid Cap Value Fund	122,765,475	—	14,986,789	998,165	4,100,953	112,877,804	2,710,477	—	—
×,✧✧ LVIP Macquarie U.S. Growth Fund	41,906,079	11,934,109	59,606,898	8,154,769	(2,388,059)	—	—	—	—
✧✧LVIP Macquarie Value Fund	322,795,577	14,030,347	26,369,436	358,163	10,753,321	321,567,972	12,317,780	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	235,252,520	—	33,515,756	5,667,140	7,982,823	215,386,727	16,545,301	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	39,274,224	—	4,364,336	930,391	5,379,526	41,219,805	2,954,189	—	—
✧✧LVIP SSGA S&P 500 Index Fund	775,317,039	—	95,711,637	60,012,262	50,492,466	790,110,130	25,938,417	—	—
✧✧LVIP SSGA Small-Cap Index Fund	253,650,144	—	82,655,185	22,767,803	(18,357,406)	175,405,356	5,552,559	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	122,156,193	1,065,769	16,528,256	2,253,517	7,111,898	116,059,121	3,730,845	—	—
Fixed Income Funds-27.65%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	80,829,557	7,660,134	6,691,833	(465,034)	1,274,518	82,607,342	8,953,755	—	—
✧✧LVIP JPMorgan Core Bond Fund	583,390,290	47,346,555	47,021,287	358,473	(1,540,449)	582,533,582	59,134,462	—	—
✧✧LVIP JPMorgan High Yield Fund	132,767,854	27,746,553	11,157,876	(1,054,794)	4,361,150	152,662,887	15,329,138	—	—
✧✧LVIP Macquarie Bond Fund	726,504,092	32,260,913	106,802,702	(19,243,282)	14,409,525	647,128,546	55,514,158	—	—
×,✧✧ LVIP PIMCO Low Duration Bond Fund	12,863,653	—	12,907,739	215,324	(171,238)	—	—	—	—
✧✧LVIP SSGA Bond Index Fund	110,552,544	3,497,303	17,015,003	(2,267,132)	1,303,508	96,071,220	9,672,898	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	13,411,919	1,242,399	1,115,305	(6,670)	235,390	13,767,733	1,371,288	—	—
Global Equity Fund-0.81%@
✧✧LVIP BlackRock Real Estate Fund	64,836,293	506,652	17,171,831	751,554	(2,822,086)	46,100,582	6,349,068	—	—
International Equity Funds-23.28%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	55,195,474	1,454,778	6,182,364	(241,678)	4,946,593	55,172,803	6,918,220	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	139,544,866	—	16,137,065	1,525,026	6,931,093	131,863,920	15,417,271	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	113,767,561	3,041,869	14,763,106	3,212,040	8,040,176	113,298,540	6,768,941	—	—
LVIP Global Allocation Managed Risk Funds-20

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Growth Allocation Managed Risk Fund (continued)
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Number of Shares 06/30/24	Dividends	Capital Gain Distributions
✧✧LVIP MFS International Growth Fund	$266,141,795	$5,596,329	$21,468,848	$1,156,650	$12,395,309	$263,821,235	13,046,894	$—	$—
✧✧LVIP Mondrian International Value Fund	312,638,566	19,773,708	33,332,907	1,362,560	9,798,808	310,240,735	18,080,350	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	163,577,847	—	30,123,727	400,037	9,508,469	143,362,626	13,360,916	—	—
✧✧LVIP SSGA International Index Fund	323,352,098	—	31,870,696	7,952,185	8,482,703	307,916,290	27,969,506	—	—
Total	$5,620,146,162	$351,566,056	$785,742,025	$109,404,388	$230,094,947	$5,525,469,528		$—	$—

@ As a percentage of Net Assets as of June 30, 2024.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2023.
× Issuer is no longer an investment of the Fund at June 30, 2024.
3. Investments
For the six months ended June 30, 2024, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Purchases	$43,001,879	$290,131,008	$351,566,056
Sales	102,088,937	620,854,286	785,742,025
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Cost of investments and derivatives	$680,327,803	$3,678,822,886	$4,353,794,790
Aggregate unrealized appreciation of investments and derivatives	$118,841,793	$1,037,126,754	$1,390,847,256
Aggregate unrealized depreciation of investments and derivatives	(11,046,803)	(60,527,306)	(57,037,249)
Net unrealized appreciation of investments and derivatives	$107,794,990	$976,599,448	$1,333,810,007
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statements of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP Global Allocation Managed Risk Funds-21

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following tables summarize the valuation of each Fund's investments by fair value hierarchy levels as of June 30, 2024:
Level 1	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Investments:
Assets:
Affiliated Investment Companies	$769,333,947	$4,522,429,416	$5,525,469,528
Unaffiliated Investment Companies	18,715,885	132,491,433	161,615,164
Total Investments	$788,049,832	$4,654,920,849	$5,687,084,692
Derivatives:
Assets:
Futures Contracts	$113,010	$817,695	$976,014
Derivatives:
Liabilities:
Futures Contracts	$(40,049)	$(316,210)	$(455,909)
There were no Level 3 investments at the beginning or end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund		LVIP Global Moderate Allocation Managed Risk Fund		LVIP Global Growth Allocation Managed Risk Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	6/30/24	12/31/23	6/30/24	12/31/23	6/30/24	12/31/23
Shares sold:
Standard Class	468,118	1,316,819	1,164,995	3,006,665	1,616,193	2,960,378
Service Class	980,998	2,202,173	1,172,650	4,690,113	1,102,863	2,989,971
Shares reinvested:
Standard Class	—	348,070	—	276,088	—	345,043
Service Class	—	2,899,944	—	5,744,616	—	7,073,030
	1,449,116	6,767,006	2,337,645	13,717,482	2,719,056	13,368,422
Shares redeemed:
Standard Class	(509,758)	(1,509,005)	(1,467,457)	(3,970,650)	(2,115,416)	(3,770,160)
Service Class	(5,797,653)	(11,929,035)	(25,796,457)	(52,742,600)	(35,805,281)	(66,321,991)
	(6,307,411)	(13,438,040)	(27,263,914)	(56,713,250)	(37,920,697)	(70,092,151)
Net decrease	(4,858,295)	(6,671,034)	(24,926,269)	(42,995,768)	(35,201,641)	(56,723,729)
LVIP Global Allocation Managed Risk Funds-22

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
5. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Funds had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, each Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund’s investments.
Fair values of derivative instruments as of June 30, 2024 were as follows:
LVIP Global Conservative Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$112,753	Variation margin due to broker on futures contracts	$(3,117)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	257	Variation margin due to broker on futures contracts	(36,932)
Total		$113,010		$(40,049)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Statements of Assets and Liabilities.

LVIP Global Allocation Managed Risk Funds-23

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$2,272,833	$(608,884)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(92,116)	(121,008)
Total		$2,180,717	$(729,892)
Fair values of derivative instruments as of June 30, 2024 were as follows:
LVIP Global Moderate Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$815,478	Variation margin due to broker on futures contracts	$(23,469)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	2,217	Variation margin due to broker on futures contracts	(292,741)
Total		$817,695		$(316,210)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$14,166,621	$(3,612,335)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(622,535)	(934,560)
Total		$13,544,086	$(4,546,895)
Fair values of derivative instruments as of June 30, 2024 were as follows:
LVIP Global Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$973,177	Variation margin due to broker on futures contracts	$(33,278)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	2,837	Variation margin due to broker on futures contracts	(422,631)
Total		$976,014		$(455,909)

LVIP Global Allocation Managed Risk Funds-24

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 6. Derivatives (continued)
*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024. Only current day variation margin is reported on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$19,450,652	$(5,057,553)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(890,384)	(1,333,174)
Total		$18,560,268	$(6,390,727)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the six months ended June 30, 2024.
Long Derivative Volume
Futures Contracts (Average Notional Value)
LVIP Global Conservative Allocation Managed Risk Fund	$24,024,599
LVIP Global Moderate Allocation Managed Risk Fund	162,044,890
LVIP Global Growth Allocation Managed Risk Fund	220,643,431
7. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
8. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
LVIP Global Allocation Managed Risk Funds-25

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Global Allocation Managed Risk Funds-26

LVIP Government Money Market Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Government Money Market Fund

LVIP Government Money Market Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS–18.13%
Federal Farm Credit Banks Funding Corp.
5.13% 12/04/24	1,974,000	$1,973,660
•5.39% (SOFR + 0.05%) 6/20/25	590,000	590,000
•5.41% (SOFR + 0.07%) 11/17/25	2,300,000	2,300,000
•5.42% (SOFR + 0.08%) 12/30/24	3,000,000	3,001,101
•5.43% (SOFR + 0.09%) 8/26/24	10,480,000	10,480,000
•5.43% (SOFR + 0.09%) 9/23/24	4,155,000	4,155,000
•5.44% (SOFR + 0.10%) 8/01/24	2,620,000	2,620,000
•5.44% (SOFR + 0.10%) 6/24/26	1,000,000	1,000,000
•5.44% (SOFR + 0.10%) 6/26/26	2,340,000	2,340,000
•5.48% (SOFR + 0.14%) 11/07/24	7,010,000	7,010,000
•5.48% (SOFR + 0.14%) 5/27/25	8,180,000	8,180,000
•5.51% (SOFR + 0.17%) 1/23/25	6,240,000	6,240,000
Federal Farm Credit Discount Notes
5.31% 1/17/25	22,400,000	21,766,578
5.51% 9/19/24	3,220,000	3,182,934
Federal Home Loan Bank Discount Notes
4.87% 12/30/24	4,113,000	4,017,558
4.90% 1/03/25	8,000,000	7,809,453
4.92% 1/27/25	9,666,000	9,404,937
4.99% 11/01/24	1,516,000	1,491,448
4.99% 11/12/24	1,450,000	1,424,525
5.01% 11/26/24	8,860,000	8,687,894
5.07% 2/10/25	3,871,000	3,756,350
5.07% 2/11/25	6,685,000	6,486,121
5.08% 1/24/25	1,630,000	1,585,153
5.09% 9/03/24	1,499,000	1,486,089
5.22% 11/04/24	3,004,000	2,952,376
5.31% 8/02/24	3,585,000	3,568,875
5.34% 11/01/24	12,998,000	12,775,063
5.40% 7/24/24	8,775,000	8,745,528
Federal Home Loan Banks
•5.34% 7/29/24	3,200,000	3,200,000
•5.34% 8/23/24	5,000,000	5,000,000
•5.34% 8/26/24	1,700,000	1,700,000
•5.34% 8/27/24	6,400,000	6,400,000
•5.34% 8/27/24	700,000	700,000
•5.34% 8/29/24	1,695,000	1,695,000
•5.34% 9/04/24	12,310,000	12,310,000
•5.34% 9/09/24	2,200,000	2,199,988
•5.34% 9/09/24	5,155,000	5,155,000
•5.34% 9/17/24	1,300,000	1,300,000
•5.34% 9/23/24	2,700,000	2,700,000
•5.34% 12/02/24	13,200,000	13,200,000
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal Home Loan Banks (continued)
•5.35% (SOFR + 0.01%) 10/02/24	9,700,000	$9,700,000
•5.35% (SOFR + 0.01%) 10/16/24	2,100,000	2,100,000
•5.35% (SOFR + 0.01%) 10/22/24	5,300,000	5,300,000
•5.35% (SOFR + 0.01%) 10/24/24	3,400,000	3,400,000
•5.35% (SOFR + 0.01%) 11/06/24	2,070,000	2,070,000
•5.35% (SOFR + 0.01%) 11/07/24	2,200,000	2,200,000
•5.35% (SOFR + 0.01%) 11/12/24	2,070,000	2,070,000
•5.35% (SOFR + 0.01%) 11/18/24	3,400,000	3,400,000
•5.35% (SOFR + 0.01%) 11/18/24	2,500,000	2,500,000
•5.35% (SOFR + 0.01%) 11/21/24	900,000	900,000
•5.44% (SOFR + 0.10%) 6/26/26	6,545,000	6,545,000
•5.45% (SOFR + 0.11%) 10/28/24	5,700,000	5,700,030
5.50% 4/15/25	8,230,000	8,230,000
•5.50% (SOFR + 0.16%) 7/21/25	10,520,000	10,520,000
•5.54% (SOFR + 0.20%) 11/13/25	8,210,000	8,210,000
Federal National Mortgage Association 2.63% 9/06/24	5,120,000	5,093,889
Total Agency Obligations (Cost $282,529,550)		282,529,550
U.S. TREASURY OBLIGATIONS–35.43%
U.S. Treasury Bills
≠4.84% 12/26/24	1,475,000	1,441,714
≠4.86% 1/23/25	5,938,000	5,782,718
≠4.86% 1/23/25	753,000	733,266
≠4.87% 12/26/24	1,487,000	1,453,253
≠4.88% 12/26/24	1,543,000	1,507,963
≠4.90% 12/26/24	575,000	561,894
≠4.91% 12/26/24	1,453,000	1,419,809
≠5.13% 3/20/25	2,431,000	2,345,900
≠5.16% 7/11/24	2,208,000	2,204,958
≠5.17% 7/18/24	29,036,000	28,967,786
≠5.17% 8/01/24	301,000	299,712
≠5.17% 8/01/24	925,000	921,041
≠5.19% 8/01/24	14,359,600	14,297,959
≠5.20% 7/25/24	2,229,000	2,221,570
≠5.21% 7/18/24	2,826,000	2,819,314
≠5.22% 7/25/24	22,397,000	22,322,045
≠5.23% 7/11/24	17,478,000	17,453,579
≠5.25% 7/05/24	3,822,000	3,819,859
≠5.25% 7/05/24	5,889,000	5,885,699
LVIP Government Money Market Fund-1

LVIP Government Money Market Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bills (continued)
≠5.25% 7/05/24	11,704,000	$11,697,439
≠5.26% 7/05/24	4,504,000	4,501,470
≠5.31% 9/05/24	12,156,000	12,042,230
≠5.31% 9/12/24	9,781,000	9,679,848
≠5.31% 10/10/24	2,571,000	2,534,213
≠5.33% 10/10/24	3,621,800	3,569,775
≠5.34% 9/19/24	5,712,600	5,647,476
≠5.34% 12/05/24	1,600,000	1,564,169
≠5.35% 12/05/24	2,500,000	2,444,003
≠5.35% 12/26/24	13,335,500	12,996,586
≠5.36% 7/09/24	1,570,000	1,568,188
≠5.36% 7/09/24	1,570,000	1,568,188
≠5.36% 7/30/24	4,757,000	4,737,073
≠5.36% 8/06/24	2,426,000	2,413,391
≠5.36% 8/06/24	17,823,600	17,730,917
≠5.36% 12/19/24	19,465,000	18,988,837
≠5.37% 7/11/24	6,427,000	6,417,677
≠5.37% 7/11/24	3,260,000	3,255,271
≠5.37% 7/23/24	1,586,000	1,580,955
≠5.37% 7/23/24	870,000	867,232
≠5.37% 7/30/24	630,000	627,360
≠5.37% 7/30/24	11,540,000	11,491,614
≠5.37% 7/30/24	950,000	946,016
≠5.37% 7/30/24	3,272,000	3,258,274
≠5.37% 10/24/24	10,672,100	10,496,188
≠5.37% 10/31/24	900,000	884,262
≠5.37% 11/21/24	16,800,000	16,455,656
≠5.37% 12/05/24	22,900,000	22,385,173
≠5.37% 12/05/24	2,600,000	2,541,435
≠5.38% 7/23/24	1,585,000	1,579,951
≠5.38% 7/23/24	1,745,000	1,739,439
≠5.38% 7/30/24	1,640,000	1,633,117
≠5.38% 10/31/24	23,700,000	23,285,164
≠5.38% 11/29/24	22,200,000	21,718,587
≠5.39% 7/09/24	25,000,000	24,970,694
≠5.39% 10/15/24	10,450,000	10,289,384
≠5.40% 8/08/24	7,740,000	7,697,108
≠5.40% 8/13/24	7,400,000	7,353,773
≠5.41% 8/27/24	17,265,000	17,121,758
≠5.41% 9/10/24	19,540,000	19,338,065
≠5.44% 10/31/24	2,292,000	2,252,445
≠5.50% 9/05/24	4,575,000	4,531,804
U.S. Treasury Floating Rate Notes
•5.43% (USBMMY3M + 0.13%) 7/31/25	26,015,000	26,012,210
•5.45% (USBMMY3M + 0.14%) 10/31/24	11,485,000	11,487,282
•5.46% (USBMMY3M + 0.15%) 4/30/26	16,700,000	16,702,526
•5.48% (USBMMY3M + 0.17%) 10/31/25	15,935,000	15,929,803
•5.51% (USBMMY3M + 0.20%) 1/31/25	12,000,000	12,000,000
•5.55% (USBMMY3M + 0.25%) 1/31/26	14,680,000	14,680,000
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Note
1.13% 2/28/25	314,000	$306,241
2.75% 2/28/25	319,000	314,354
Total U.S. Treasury Obligations (Cost $552,294,660)		552,294,660
REPURCHASE AGREEMENTS–46.96%
Bank of Montreal 5.32%, dated 6/28/24, to be repurchased on 7/01/24, repurchase price $80,011,660 (collateralized by U.S. agency obligations 0.75%-4.00% 5/31/26-6/30/28 market value $81,600,044).	80,000,000	80,000,000
Bank of Nova Scotia 5.32%, dated 6/28/24, to be repurchased on 7/01/24, repurchase price $80,011,660 (collateralized by U.S. agency obligations 0.00%-4.25% 7/9/24-8/15/41 market value $81,636,176).	80,000,000	80,000,000
BNP Paribas 5.33%, dated 6/28/24, to be repurchased on 7/01/24, repurchase price $80,011,682 (collateralized by U.S. agency obligations 0.00%-7.00% 1/31/29-12/20/53 market value $81,609,617).	80,000,000	80,000,000
Citigroup Global Markets 5.33%, dated 6/28/24, to be repurchased on 7/01/24, repurchase price $70,010,222 (collateralized by U.S. agency obligations 3.875% 11/30/27 market value $71,400,009).	70,000,000	70,000,000
Goldman Sachs & Co. 5.33%, dated 6/28/24, to be repurchased on 7/01/24, repurchase price $87,012,704 (collateralized by U.S. agency obligations 2.50%-4.50% 10/20/27-7/15/57 market value $88,741,731).	87,000,000	87,000,000
Mizuho Securities USA 5.34%, dated 6/28/24, to be repurchased on 7/01/24, repurchase price $80,011,704 (collateralized by U.S. agency obligations 0.75%-3.25% 4/30/26-6/30/27 market value $81,600,081).	80,000,000	80,000,000
LVIP Government Money Market Fund-2

LVIP Government Money Market Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
REPURCHASE AGREEMENTS (continued)
Morgan Stanley
5.32%, dated 6/28/24, to be repurchased on 7/01/24, repurchase price $40,005,830 (collateralized by U.S. agency obligations 2.875%-4.625% 11/30/25-5/15/54 market value $40,800,027).	40,000,000	$40,000,000
5.33%, dated 6/28/24, to be repurchased on 7/01/24, repurchase price $45,006,571 (collateralized by U.S. agency obligations 0.00%-8.00% 10/20/32-6/20/54 market value $45,900,000).	45,000,000	45,000,000
Natixis 5.32%, dated 6/28/24, to be repurchased on 7/01/24, repurchase price $90,013,118 (collateralized by U.S. agency obligations 0.125%-5.375% 9/30/24-5/15/54 market value $91,800,077).	90,000,000	90,000,000
	Principal Amount°	Value (U.S. $)
REPURCHASE AGREEMENTS (continued)
TD Securities USA 5.33%, dated 6/28/24, to be repurchased on 7/01/24, repurchase price $80,011,682 (collateralized by U.S. agency obligations 0.00%-6.50% 12/15/36-5/25/54 market value $84,000,000).	80,000,000	$80,000,000
Total Repurchase Agreements (Cost $732,000,000)		732,000,000

	Number of Shares
MONEY MARKET FUND–0.02%
State Street Institutional U.S. Government Money Market Fund - (seven-day effective yield 5.25%)	264,798	264,798
Total Money Market Fund (Cost $264,798)		264,798

TOTAL INVESTMENTS–100.54% (Cost $1,567,089,008)	1,567,089,008
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.54%)	(8,462,604)
NET ASSETS APPLICABLE TO 155,861,783 SHARES OUTSTANDING–100.00%	$1,558,626,404
NET ASSET VALUE PER SHARE–LVIP GOVERNMENT MONEY MARKET FUND STANDARD CLASS ($656,488,729 / 65,648,038 Shares)	$10.000
NET ASSET VALUE PER SHARE–LVIP GOVERNMENT MONEY MARKET FUND SERVICE CLASS ($902,137,675 / 90,213,745 Shares)	$10.000
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$1,558,613,645
Distributable earnings/(accumulated loss)	12,759
TOTAL NET ASSETS	$1,558,626,404

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

≠The rate shown is the effective yield at the time of purchase.

★Includes $19,745,000 payable for securities purchased, $2,831,800 payable for fund shares redeemed, $15,434 other accrued expenses payable, $628,796 due to manager and affiliates, $13,762 payable for audit fee and $64,383 payable for fund accounting fee as of June 30,
2024.

LVIP Government Money Market Fund-3

LVIP Government Money Market Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
SOFR–Secured Overnight Financing Rate
TD–Toronto Dominion
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund-4

LVIP Government Money Market Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Interest	$38,940,925
EXPENSES:
Management fees	2,452,228
Distribution fees-Service Class	1,037,256
Shareholder servicing fees	210,130
Accounting and administration expenses	134,774
Professional fees	30,807
Trustees’ fees and expenses	22,455
Reports and statements to shareholders	11,213
Custodian fees	9,837
Pricing fees	1,734
Consulting fees	1,596
Other	11,612
3,923,642
Less:
Management fees waived	(70,327)
Total operating expenses	3,853,315
NET INVESTMENT INCOME	35,087,610
NET REALIZED GAIN FROM INVESTMENTS	2,051
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,089,661
See accompanying notes, which are an integral part of the financial statements.

LVIP Government Money Market Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$35,087,610	$58,174,088
Net realized gain	2,051	11,836
Net increase in net assets resulting from operations	35,089,661	58,185,924
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(15,438,245)	(26,640,671)
Service Class	(19,649,364)	(31,533,417)
	(35,087,609)	(58,174,088)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	213,601,918	475,059,148
Service Class	630,794,912	791,796,333
Reinvestment of dividends and distributions:
Standard Class	15,438,245	26,640,671
Service Class	19,649,364	31,533,417
	879,484,439	1,325,029,569
Cost of shares redeemed:
Standard Class	(184,727,681)	(485,037,102)
Service Class	(499,983,889)	(742,918,679)
	(684,711,570)	(1,227,955,781)
Increase in net assets derived from capital share transactions	194,772,869	97,073,788
NET INCREASE IN NET ASSETS	194,774,921	97,085,624
NET ASSETS:
Beginning of period	1,363,851,483	1,266,765,859
End of period	$1,558,626,404	$1,363,851,483
See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund-5

LVIP Government Money Market Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Government Money Market Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$10.000	$10.000	$10.000	$10.000	$10.000	$10.000
Income from investment operations:
Net investment income	0.248	0.465	0.129	0.001	0.028	0.178
Total from investment operations	0.248	0.465	0.129	0.001	0.028	0.178
Less dividends and distributions from:
Net investment income	(0.248)	(0.465)	(0.129)	(0.001)	(0.028)	(0.178)
Total dividends and distributions	(0.248)	(0.465)	(0.129)	(0.001)	(0.028)	(0.178)
Net asset value, end of period	$10.000	$10.000	$10.000	$10.000	$10.000	$10.000
Total return[2]	2.51%	4.75%	1.31%	0.02%	0.28%	1.79%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$656,489	$612,175	$595,507	$595,455	$554,767	$544,284
Ratio of expenses to average net assets[3]	0.39%	0.40%	0.33%	0.07%	0.29%	0.48%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.40%	0.40%	0.41%	0.42%	0.42%	0.45%
Ratio of net investment income to average net assets[3]	4.98%	4.66%	1.35%	0.01%	0.23%	1.77%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	4.97%	4.66%	1.27%	(0.34% )	0.10%	1.80%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]
The Fund recouped management fees during the year ended December 31, 2019 which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.03%.

See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund-6

LVIP Government Money Market Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Government Money Market Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$10.000	$10.000	$10.000	$10.000	$10.000	$10.000
Income from investment operations:
Net investment income	0.235	0.440	0.114	0.001	0.019	0.153
Net realized and unrealized gain	—	—	—	—	0.001	—
Total from investment operations	0.235	0.440	0.114	0.001	0.020	0.153
Less dividends and distributions from:
Net investment income	(0.235)	(0.440)	(0.114)	(0.001)	(0.020)	(0.153)
Total dividends and distributions	(0.235)	(0.440)	(0.114)	(0.001)	(0.020)	(0.153)
Net asset value, end of period	$10.000	$10.000	$10.000	$10.000	$10.000	$10.000
Total return[2]	2.38%	4.48%	1.14%	0.02%	0.21%	1.54%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$902,138	$751,676	$671,258	$478,959	$502,246	$320,489
Ratio of expenses to average net assets[3]	0.64%	0.65%	0.52%	0.07%	0.33%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.65%	0.65%	0.66%	0.67%	0.67%	0.70%
Ratio of net investment income to average net assets[3]	4.73%	4.41%	1.16%	0.01%	0.19%	1.52%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	4.72%	4.41%	1.02%	(0.59% )	(0.15% )	1.55%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]
The Fund recouped management fees during the year ended December 31, 2019 which increased the Ratio of expenses to average net assets and decreased Ratio of net investment income to average net assets by 0.03%.

See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund-7

LVIP Government Money Market Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Government Money Market Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek current income while (i) maintaining a stable value of your shares (providing stability of net asset value “NAV”) and (ii) preserving the value of your initial investment (preservation of capital).
The Fund pursues its objective by investing at least 99.5% of its total assets in cash, government securities (which include U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities), and/or repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis. As a government money market fund, the Fund is (i) permitted to use the amortized cost method of valuation to seek to maintain a $10.00 share price and (ii) is not subject to a liquidity fee and/or a redemption gate on Fund redemptions. The Fund’s Board of Trustees (the “Board”) has reserved its ability to change this policy with respect to liquidity fees and/or redemption gates, but such change would become effective only after shareholders are provided with specific advance notice of the change.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Securities are valued at amortized cost, which approximates fair value and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Repurchase Agreements–The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 30, 2024, and matured on the next business day.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Government Money Market Fund-8

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares dividends daily from net investment income and pays such dividends daily.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.000% of the first $500 million of the Fund’s average daily net assets; 0.010% of the next $500 million; and 0.020% of the Fund’s average daily net assets in excess of $1 billion.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
BlackRock Advisors, LLC (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$60,474
Legal	9,202
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,012 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LFI may waive or reimburse its management fee, and LFD may waive or reimburse any 12b-1 Fee, in order to maintain a positive net yield for the Fund. These voluntary waivers and reimbursements may be modified or terminated at any time, without notice. Amounts waived or reimbursed may be recouped for a period of up to 36 months from the date of the waiver or reimbursement, provided that the amount of such recoupment may not exceed the amounts waived or reimbursed and may not cause any Class of the Fund to have a negative net yield. Recoupment is further limited to no more than 50% of the Fund’s excess return above a minimum yield of 0.10%.The following table summarizes the remaining amounts of waivers or reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2024	2025	Total
LFD	$579,268	$471,241	$1,050,509
LFI	1,765,782	821,590	2,587,372
Total	$2,345,050	$1,292,831	$3,637,881
LVIP Government Money Market Fund-9

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$407,370
Distribution fees payable to LFD	183,778
Printing and mailing fees payable to Lincoln Life	1,483
Shareholder servicing fees payable to Lincoln Life	36,165
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$1,567,089,008
Aggregate unrealized appreciation of investments	$—
Aggregate unrealized depreciation of investments	—
Net unrealized appreciation of investments	$—
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Obligations	$—	$282,529,550	$—	$282,529,550
U.S. Treasury Obligations	—	552,294,660	—	552,294,660
Repurchase Agreements	—	732,000,000	—	732,000,000
Money Market Fund	264,798	—	—	264,798
Total Investments	$264,798	$1,566,824,210	$—	$1,567,089,008
There were no Level 3 investments at the beginning or end of the period.
LVIP Government Money Market Fund-10

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	21,360,191	47,505,915
Service Class	63,079,492	79,179,633
Shares reinvested:
Standard Class	1,543,825	2,664,067
Service Class	1,964,936	3,153,342
	87,948,444	132,502,957
Shares redeemed:
Standard Class	(18,472,768)	(48,503,710)
Service Class	(49,998,389)	(74,291,868)
	(68,471,157)	(122,795,578)
Net increase	19,477,287	9,707,379
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Risk Factors
Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but may not be backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money investing in the Fund.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
LVIP Government Money Market Fund-11

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
8. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Government Money Market Fund-12

LVIP Invesco Select Equity Income Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP Invesco Select Equity Income Managed Volatility Fund

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–81.24%
Aerospace & Defense–2.05%
†Boeing Co.	1,814	$330,166
General Dynamics Corp.	1,122	325,537
General Electric Co.	12,874	2,046,580
Huntington Ingalls Industries, Inc.	2,347	578,136
L3Harris Technologies, Inc.	1,501	337,095
Lockheed Martin Corp.	720	336,312
Northrop Grumman Corp.	3,770	1,643,531
RTX Corp.	18,858	1,893,155
Textron, Inc.	10,093	866,585
TransDigm Group, Inc.	260	332,179
		8,689,276
Air Freight & Logistics–0.85%
FedEx Corp.	6,352	1,904,584
United Parcel Service, Inc. Class B	12,478	1,707,614
		3,612,198
Automobile Components–0.07%
†Aptiv PLC	4,086	287,736
		287,736
Automobiles–0.54%
Ford Motor Co.	27,322	342,618
General Motors Co.	34,149	1,586,562
†Tesla, Inc.	1,891	374,191
		2,303,371
Banks–5.87%
Bank of America Corp.	97,061	3,860,116
Citigroup, Inc.	5,237	332,340
Citizens Financial Group, Inc.	40,673	1,465,448
Fifth Third Bancorp	31,550	1,151,259
Huntington Bancshares, Inc.	46,554	613,582
JPMorgan Chase & Co.	22,775	4,606,471
M&T Bank Corp.	2,182	330,268
†NU Holdings Ltd. Class A	28,774	370,897
PNC Financial Services Group, Inc.	27,050	4,205,734
Regions Financial Corp.	16,626	333,185
Truist Financial Corp.	8,394	326,107
U.S. Bancorp	8,098	321,491
Wells Fargo & Co.	117,643	6,986,818
		24,903,716
Beverages–0.85%
Brown-Forman Corp. Class B	6,922	298,961
Coca-Cola Co.	5,323	338,809
Constellation Brands, Inc. Class A	1,314	338,066
Keurig Dr Pepper, Inc.	9,941	332,030
†Monster Beverage Corp.	6,201	309,740
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
PepsiCo, Inc.	12,009	$1,980,644
		3,598,250
Biotechnology–0.63%
AbbVie, Inc.	2,016	345,784
Amgen, Inc.	1,074	335,571
†Biogen, Inc.	1,455	337,298
†BioNTech SE ADR	3,703	297,573
Gilead Sciences, Inc.	4,954	339,894
†GRAIL, Inc.	504	7,739
†Moderna, Inc.	2,525	299,844
†Regeneron Pharmaceuticals, Inc.	342	359,452
†Vertex Pharmaceuticals, Inc.	754	353,415
		2,676,570
Broadline Retail–0.84%
†Amazon.com, Inc.	13,399	2,589,357
†Coupang, Inc.	14,587	305,597
eBay, Inc.	6,517	350,093
†MercadoLibre, Inc.	192	315,533
		3,560,580
Building Products–1.39%
Carlisle Cos., Inc.	1,684	682,374
Carrier Global Corp.	5,143	324,420
Fortune Brands Innovations, Inc.	9,726	631,606
Johnson Controls International PLC	58,856	3,912,158
Trane Technologies PLC	1,021	335,838
		5,886,396
Capital Markets–4.18%
Ameriprise Financial, Inc.	773	330,218
ARES Management Corp. Class A	5,673	756,097
Bank of New York Mellon Corp.	5,639	337,720
BlackRock, Inc.	2,329	1,833,668
Blackstone, Inc.	2,670	330,546
Charles Schwab Corp.	43,617	3,214,137
CME Group, Inc.	8,222	1,616,445
†Coinbase Global, Inc. Class A	1,616	359,124
Goldman Sachs Group, Inc.	4,244	1,919,646
Intercontinental Exchange, Inc.	2,424	331,821
KKR & Co., Inc.	14,803	1,557,868
Moody's Corp.	811	341,374
Morgan Stanley	29,429	2,860,204
MSCI, Inc.	664	319,882
Nasdaq, Inc.	5,346	322,150
Northern Trust Corp.	3,924	329,538
S&P Global, Inc.	759	338,514
State Street Corp.	4,301	318,274
LVIP Invesco Select Equity Income Managed Volatility Fund-1

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
T Rowe Price Group, Inc.	2,874	$331,401
		17,748,627
Chemicals–2.12%
Air Products & Chemicals, Inc.	1,277	329,530
Corteva, Inc.	19,999	1,078,746
Dow, Inc.	5,668	300,687
DuPont de Nemours, Inc.	39,803	3,203,743
Ecolab, Inc.	1,436	341,768
International Flavors & Fragrances, Inc.	3,366	320,477
Linde PLC	776	340,517
LyondellBasell Industries NV Class A	3,325	318,070
PPG Industries, Inc.	19,323	2,432,572
Sherwin-Williams Co.	1,074	320,514
		8,986,624
Commercial Services & Supplies–0.40%
Cintas Corp.	485	339,626
†Copart, Inc.	6,156	333,409
Republic Services, Inc.	1,783	346,508
Waste Connections, Inc.	2,002	351,071
Waste Management, Inc.	1,594	340,064
		1,710,678
Communications Equipment–0.50%
†Arista Networks, Inc.	1,049	367,653
Cisco Systems, Inc.	29,282	1,391,188
Motorola Solutions, Inc.	912	352,078
		2,110,919
Construction & Engineering–0.08%
Quanta Services, Inc.	1,269	322,440
		322,440
Construction Materials–0.61%
CRH PLC	25,977	1,947,755
Martin Marietta Materials, Inc.	578	313,160
Vulcan Materials Co.	1,295	322,041
		2,582,956
Consumer Finance–0.83%
American Express Co.	12,372	2,864,736
Capital One Financial Corp.	2,366	327,573
Discover Financial Services	2,675	349,917
		3,542,226
Consumer Staples Distribution & Retail–2.34%
Costco Wholesale Corp.	422	358,696
Dollar General Corp.	2,361	312,195
†Dollar Tree, Inc.	2,860	305,362
Kroger Co.	6,190	309,066
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
Sysco Corp.	39,995	$2,855,243
Target Corp.	2,095	310,144
†U.S. Foods Holding Corp.	20,708	1,097,110
Walmart, Inc.	64,521	4,368,717
		9,916,533
Containers & Packaging–0.07%
Ball Corp.	4,785	287,196
		287,196
Distributors–0.29%
Genuine Parts Co.	9,054	1,252,349
		1,252,349
Diversified Telecommunication Services–0.51%
AT&T, Inc.	19,282	368,479
Deutsche Telekom AG	58,539	1,472,017
Verizon Communications, Inc.	8,375	345,385
		2,185,881
Electric Utilities–2.77%
American Electric Power Co., Inc.	30,214	2,650,976
Constellation Energy Corp.	1,574	315,225
Duke Energy Corp.	3,229	323,643
Edison International	4,397	315,749
Entergy Corp.	19,198	2,054,186
Eversource Energy	5,504	312,132
Exelon Corp.	8,696	300,969
FirstEnergy Corp.	30,357	1,161,762
NextEra Energy, Inc.	4,409	312,201
PG&E Corp.	18,038	314,943
PPL Corp.	110,129	3,045,067
Southern Co.	4,218	327,190
Xcel Energy, Inc.	6,043	322,757
		11,756,800
Electrical Equipment–1.71%
ABB Ltd.	25,259	1,403,450
AMETEK, Inc.	2,011	335,254
Eaton Corp. PLC	1,016	318,567
Emerson Electric Co.	28,007	3,085,251
†GE Vernova, Inc.	2,063	353,825
Hubbell, Inc.	3,063	1,119,465
Rockwell Automation, Inc.	1,244	342,448
Vertiv Holdings Co. Class A	3,466	300,052
		7,258,312
Electronic Equipment, Instruments & Components–1.35%
Amphenol Corp. Class A	5,087	342,711
CDW Corp.	1,500	335,760
Corning, Inc.	9,491	368,725
†Keysight Technologies, Inc.	2,133	291,688
TE Connectivity Ltd.	21,816	3,281,781
LVIP Invesco Select Equity Income Managed Volatility Fund-2

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Zebra Technologies Corp. Class A	3,602	$1,112,766
		5,733,431
Energy Equipment & Services–0.23%
Baker Hughes Co.	10,027	352,650
Halliburton Co.	8,853	299,054
Schlumberger NV	6,905	325,778
		977,482
Entertainment–1.27%
Electronic Arts, Inc.	2,626	365,881
†Liberty Media Corp.-Liberty Formula One Class C	4,669	335,421
†Netflix, Inc.	540	364,435
†ROBLOX Corp. Class A	10,198	379,468
Walt Disney Co.	36,504	3,624,482
†Warner Bros Discovery, Inc.	41,678	310,084
		5,379,771
Financial Services–1.87%
Apollo Global Management, Inc.	2,967	350,314
†Berkshire Hathaway, Inc. Class B	805	327,474
†Block, Inc.	4,643	299,427
†Corpay, Inc.	1,200	319,692
Fidelity National Information Services, Inc.	15,953	1,202,218
†Fiserv, Inc.	13,528	2,016,213
Global Payments, Inc.	3,074	297,256
Mastercard, Inc. Class A	729	321,606
†PayPal Holdings, Inc.	5,203	301,930
Visa, Inc. Class A	9,445	2,479,029
		7,915,159
Food Products–1.27%
Archer-Daniels-Midland Co.	5,445	329,150
General Mills, Inc.	4,710	297,955
Hershey Co.	1,621	297,988
Hormel Foods Corp.	9,240	281,728
Kellanova	5,450	314,356
Kraft Heinz Co.	40,796	1,314,447
McCormick & Co., Inc.	4,533	321,571
Mondelez International, Inc. Class A	4,710	308,222
Nestle SA	15,551	1,587,554
Tyson Foods, Inc. Class A	5,569	318,213
		5,371,184
Ground Transportation–1.69%
CSX Corp.	48,361	1,617,675
JB Hunt Transport Services, Inc.	5,512	881,920
Norfolk Southern Corp.	7,266	1,559,938
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation (continued)
Old Dominion Freight Line, Inc.	1,833	$323,708
†Uber Technologies, Inc.	5,109	371,322
Union Pacific Corp.	10,630	2,405,144
		7,159,707
Health Care Equipment & Supplies–2.69%
Abbott Laboratories	3,223	334,902
†Align Technology, Inc.	1,236	298,407
Baxter International, Inc.	9,518	318,377
Becton Dickinson & Co.	9,748	2,278,205
†Boston Scientific Corp.	4,494	346,083
†Dexcom, Inc.	2,554	289,573
†Edwards Lifesciences Corp.	3,764	347,681
GE HealthCare Technologies, Inc.	12,836	1,000,181
†IDEXX Laboratories, Inc.	617	300,602
†Intuitive Surgical, Inc.	841	374,119
Medtronic PLC	23,395	1,841,420
ResMed, Inc.	1,535	293,830
STERIS PLC	1,442	316,577
Stryker Corp.	4,557	1,550,519
Zimmer Biomet Holdings, Inc.	14,100	1,530,273
		11,420,749
Health Care Providers & Services–2.47%
Cardinal Health, Inc.	3,386	332,912
Cencora, Inc.	1,510	340,203
†Centene Corp.	16,184	1,072,999
Cigna Group	3,499	1,156,664
CVS Health Corp.	18,395	1,086,409
Elevance Health, Inc.	2,141	1,160,122
HCA Healthcare, Inc.	1,039	333,810
Humana, Inc.	4,286	1,601,464
Labcorp Holdings, Inc.	1,593	324,191
McKesson Corp.	594	346,920
UnitedHealth Group, Inc.	5,383	2,741,347
		10,497,041
Health Care REITs–0.24%
Alexandria Real Estate Equities, Inc.	2,702	316,053
Ventas, Inc.	6,860	351,644
Welltower, Inc.	3,312	345,276
		1,012,973
Health Care Technology–0.07%
†Veeva Systems, Inc. Class A	1,596	292,084
		292,084
Hotels, Restaurants & Leisure–1.71%
†Airbnb, Inc. Class A	2,303	349,204
Booking Holdings, Inc.	90	356,535
†Chipotle Mexican Grill, Inc.	5,200	325,780
LVIP Invesco Select Equity Income Managed Volatility Fund-3

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Darden Restaurants, Inc.	4,274	$646,742
†DoorDash, Inc. Class A	2,857	310,784
Hilton Worldwide Holdings, Inc.	1,643	358,503
Las Vegas Sands Corp.	27,260	1,206,255
Marriott International, Inc. Class A	1,411	341,137
McDonald's Corp.	9,144	2,330,257
†Royal Caribbean Cruises Ltd.	2,364	376,893
Starbucks Corp.	4,310	335,533
Yum! Brands, Inc.	2,368	313,665
		7,251,288
Household Durables–0.22%
DR Horton, Inc.	2,215	312,160
Garmin Ltd.	1,963	319,812
Lennar Corp. Class A	2,023	303,187
		935,159
Household Products–0.87%
Church & Dwight Co., Inc.	3,154	327,007
Colgate-Palmolive Co.	27,669	2,685,000
Kimberly-Clark Corp.	2,498	345,223
Procter & Gamble Co.	2,001	330,005
		3,687,235
Industrial Conglomerates–0.16%
3M Co.	3,187	325,679
Honeywell International, Inc.	1,629	347,857
		673,536
Industrial REITs–0.54%
Prologis, Inc.	20,277	2,277,310
		2,277,310
Insurance–3.10%
Aflac, Inc.	3,797	339,110
Allstate Corp.	8,268	1,320,069
American International Group, Inc.	58,376	4,333,834
Aon PLC Class A	1,147	336,736
†Arch Capital Group Ltd.	3,322	335,157
Arthur J Gallagher & Co.	1,302	337,622
Chubb Ltd.	1,223	311,963
Hartford Financial Services Group, Inc.	14,839	1,491,913
†Markel Group, Inc.	202	318,283
Marsh & McLennan Cos., Inc.	1,598	336,731
MetLife, Inc.	4,520	317,259
Principal Financial Group, Inc.	3,941	309,171
Progressive Corp.	1,604	333,167
Prudential Financial, Inc.	2,766	324,148
Travelers Cos., Inc.	1,527	310,500
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Willis Towers Watson PLC	8,010	$2,099,741
		13,155,404
Interactive Media & Services–1.06%
Alphabet, Inc. Class A	16,125	2,937,169
Meta Platforms, Inc. Class A	3,127	1,576,696
		4,513,865
IT Services–0.64%
Accenture PLC Class A	1,105	335,268
Cognizant Technology Solutions Corp. Class A	21,045	1,431,060
†Gartner, Inc.	745	334,550
International Business Machines Corp.	1,985	343,306
†Snowflake, Inc. Class A	2,073	280,041
		2,724,225
Life Sciences Tools & Services–0.73%
Agilent Technologies, Inc.	2,175	281,945
Danaher Corp.	1,262	315,311
†Illumina, Inc.	3,021	315,332
†IQVIA Holdings, Inc.	1,451	306,799
Lonza Group AG	1,242	677,920
†Mettler-Toledo International, Inc.	220	307,470
Thermo Fisher Scientific, Inc.	564	311,892
†Waters Corp.	943	273,583
West Pharmaceutical Services, Inc.	943	310,615
		3,100,867
Machinery–2.14%
Caterpillar, Inc.	4,133	1,376,702
Cummins, Inc.	1,175	325,393
Deere & Co.	845	315,717
Dover Corp.	1,823	328,960
Fortive Corp.	4,348	322,187
Illinois Tool Works, Inc.	1,339	317,290
Ingersoll Rand, Inc.	3,621	328,932
Otis Worldwide Corp.	3,466	333,637
PACCAR, Inc.	3,165	325,805
Parker-Hannifin Corp.	7,989	4,040,916
Stanley Black & Decker, Inc.	9,191	734,269
Xylem, Inc.	2,341	317,510
		9,067,318
Media–0.50%
†Charter Communications, Inc. Class A	1,229	367,422
Comcast Corp. Class A	27,477	1,075,999
Omnicom Group, Inc.	3,490	313,053
†Trade Desk, Inc. Class A	3,540	345,752
		2,102,226
LVIP Invesco Select Equity Income Managed Volatility Fund-4

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–0.45%
Barrick Gold Corp.	42,593	$710,451
Freeport-McMoRan, Inc.	6,187	300,688
Newmont Corp.	7,671	321,185
Nucor Corp.	1,949	308,098
Southern Copper Corp.	2,677	288,420
		1,928,842
Multi-Utilities–0.85%
Ameren Corp.	4,489	319,213
CMS Energy Corp.	5,305	315,807
Consolidated Edison, Inc.	3,455	308,946
Dominion Energy, Inc.	6,271	307,279
DTE Energy Co.	2,877	319,376
Public Service Enterprise Group, Inc.	18,887	1,391,972
Sempra	4,292	326,449
WEC Energy Group, Inc.	3,924	307,877
		3,596,919
Oil, Gas & Consumable Fuels–5.89%
Cheniere Energy, Inc.	6,970	1,218,565
Chevron Corp.	36,780	5,753,128
ConocoPhillips	40,705	4,655,838
Coterra Energy, Inc.	11,902	317,426
Devon Energy Corp.	6,762	320,519
Diamondback Energy, Inc.	1,697	339,722
EOG Resources, Inc.	2,582	324,996
Exxon Mobil Corp.	24,349	2,803,057
Hess Corp.	2,122	313,038
Kinder Morgan, Inc.	17,031	338,406
Marathon Oil Corp.	63,675	1,825,562
Marathon Petroleum Corp.	1,867	323,887
Occidental Petroleum Corp.	5,291	333,492
ONEOK, Inc.	4,060	331,093
Phillips 66	7,813	1,102,961
Shell PLC	30,397	1,088,960
Suncor Energy, Inc.	77,276	2,944,862
Valero Energy Corp.	2,020	316,655
Williams Cos., Inc.	8,130	345,525
		24,997,692
Passenger Airlines–0.07%
Delta Air Lines, Inc.	6,366	302,003
		302,003
Personal Care Products–0.40%
Estee Lauder Cos., Inc. Class A	7,025	747,460
Kenvue, Inc.	16,390	297,970
L'Oreal SA	1,529	671,450
		1,716,880
Pharmaceuticals–4.14%
AstraZeneca PLC	11,618	1,814,640
Bristol-Myers Squibb Co.	31,935	1,326,261
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Eli Lilly & Co.	436	$394,746
GSK PLC	35,640	689,078
Johnson & Johnson	33,063	4,832,488
Merck & Co., Inc.	37,284	4,615,759
Pfizer, Inc.	39,741	1,111,953
Sanofi SA	15,740	1,516,097
Sanofi SA ADR	19,273	935,126
Zoetis, Inc.	1,928	334,238
		17,570,386
Professional Services–0.58%
Automatic Data Processing, Inc.	6,164	1,471,285
Equifax, Inc.	1,349	327,079
Paychex, Inc.	2,670	316,555
Verisk Analytics, Inc.	1,333	359,310
		2,474,229
Real Estate Management & Development–0.63%
†CBRE Group, Inc. Class A	26,666	2,376,207
†CoStar Group, Inc.	3,834	284,253
		2,660,460
Residential REITs–0.37%
AvalonBay Communities, Inc.	1,687	349,024
Equity Residential	4,998	346,561
Mid-America Apartment Communities, Inc.	6,171	880,046
		1,575,631
Retail REITs–0.16%
Realty Income Corp.	6,086	321,462
Simon Property Group, Inc.	2,255	342,309
		663,771
Semiconductors & Semiconductor Equipment–4.06%
†Advanced Micro Devices, Inc.	2,040	330,908
Analog Devices, Inc.	15,115	3,450,150
Applied Materials, Inc.	1,582	373,336
Broadcom, Inc.	965	1,549,336
†GLOBALFOUNDRIES, Inc.	6,219	314,433
Intel Corp.	42,327	1,310,867
KLA Corp.	449	370,205
Lam Research Corp.	2,353	2,505,592
Marvell Technology, Inc.	4,665	326,084
Microchip Technology, Inc.	18,704	1,711,416
Micron Technology, Inc.	14,414	1,895,873
Monolithic Power Systems, Inc.	460	377,973
NVIDIA Corp.	3,628	448,203
NXP Semiconductors NV	4,678	1,258,803
†ON Semiconductor Corp.	4,585	314,302
QUALCOMM, Inc.	1,731	344,781
Texas Instruments, Inc.	1,720	334,592
		17,216,854
LVIP Invesco Select Equity Income Managed Volatility Fund-5

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software–3.21%
†Adobe, Inc.	694	$385,545
†ANSYS, Inc.	1,024	329,216
†Autodesk, Inc.	1,517	375,382
†Cadence Design Systems, Inc.	1,162	357,605
†Crowdstrike Holdings, Inc. Class A	970	371,694
†Datadog, Inc. Class A	2,794	362,354
†Fair Isaac Corp.	238	354,301
†Fortinet, Inc.	5,462	329,195
†HubSpot, Inc.	545	321,436
Intuit, Inc.	1,542	1,013,418
Microsoft Corp.	8,060	3,602,417
Oracle Corp.	16,220	2,290,264
†Palantir Technologies, Inc. Class A	15,419	390,563
†Palo Alto Networks, Inc.	1,056	357,995
Roper Technologies, Inc.	619	348,905
Salesforce, Inc.	5,578	1,434,104
†ServiceNow, Inc.	439	345,348
†Synopsys, Inc.	592	352,275
†Workday, Inc. Class A	1,301	290,852
		13,612,869
Specialized REITs–0.93%
American Tower Corp.	1,725	335,306
Crown Castle, Inc.	3,261	318,600
Digital Realty Trust, Inc.	2,333	354,733
Equinix, Inc.	419	317,015
Extra Space Storage, Inc.	2,209	343,301
Public Storage	1,162	334,249
SBA Communications Corp.	1,683	330,373
VICI Properties, Inc.	11,044	316,300
Weyerhaeuser Co.	46,142	1,309,971
		3,959,848
Specialty Retail–1.53%
†AutoZone, Inc.	115	340,872
Home Depot, Inc.	975	335,634
Lowe's Cos., Inc.	11,516	2,538,817
†O'Reilly Automotive, Inc.	332	350,612
Ross Stores, Inc.	2,535	368,386
TJX Cos., Inc.	20,395	2,245,489
†Ulta Beauty, Inc.	840	324,131
		6,503,941
Technology Hardware, Storage & Peripherals–0.74%
Apple, Inc.	1,767	372,165
Dell Technologies, Inc. Class C	9,298	1,282,287
Hewlett Packard Enterprise Co.	18,786	397,700
HP, Inc.	10,757	376,710
NetApp, Inc.	3,037	391,166
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
†Super Micro Computer, Inc.	378	$309,714
		3,129,742
Textiles, Apparel & Luxury Goods–0.38%
Cie Financiere Richemont SA Class A	6,589	1,028,557
†Lululemon Athletica, Inc.	1,002	299,297
NIKE, Inc. Class B	3,640	274,347
		1,602,201
Tobacco–1.32%
Altria Group, Inc.	7,281	331,650
Philip Morris International, Inc.	51,797	5,248,590
		5,580,240
Trading Companies & Distributors–0.72%
AerCap Holdings NV	7,363	686,232
Fastenal Co.	5,051	317,405
Ferguson PLC	7,387	1,430,492
United Rentals, Inc.	489	316,251
WW Grainger, Inc.	355	320,295
		3,070,675
Water Utilities–0.08%
American Water Works Co., Inc.	2,508	323,933
		323,933
Wireless Telecommunication Services–0.41%
T-Mobile U.S., Inc.	9,960	1,754,753
		1,754,753
Total Common Stock (Cost $250,525,198)		344,669,517
CONVERTIBLE PREFERRED STOCK–0.07%
AMG Capital Trust II 5.15%, expiration date 10/15/37	6,068	309,225
Total Convertible Preferred Stock (Cost $294,815)		309,225

	Principal Amount°
AGENCY OBLIGATION–0.02%
Federal Home Loan Mortgage Corp. 6.75% 3/15/31	68,000	76,784
Total Agency Obligation (Cost $85,154)		76,784
CONVERTIBLE BONDS–2.98%
Biotechnology–0.29%
Alnylam Pharmaceuticals, Inc. 1.00%, excercise price $1.00 9/15/27	509,000	548,447
LVIP Invesco Select Equity Income Managed Volatility Fund-6

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Biotechnology (continued)
Halozyme Therapeutics, Inc. 0.25%, excercise price $0.25 3/1/27	715,000	$681,617
		1,230,064
Commercial Services–0.25%
Block, Inc. 0.13%, excercise price $0.13 3/1/25	653,000	629,190
Global Payments, Inc. 1.50%, excercise price $1.50 3/1/31	485,000	444,017
		1,073,207
Electric–0.36%
FirstEnergy Corp. 4.00%, excercise price $4.00 5/1/26	777,000	768,453
PPL Capital Funding, Inc. 2.88%, excercise price $2.87 3/15/28	784,000	749,896
		1,518,349
Health Care Products–0.24%
Haemonetics Corp. 2.50%, excercise price $2.50 6/1/29	193,000	189,043
Integra LifeSciences Holdings Corp. 0.50%, excercise price $0.50 8/15/25	615,000	579,020
Merit Medical Systems, Inc. 3.00%, excercise price $3.00 2/1/29	206,000	241,020
		1,009,083
Internet–0.49%
^Airbnb, Inc. 0.00%, excercise price $0.01 3/15/26	816,000	744,535
Match Group Financeco 2, Inc. 0.88%, excercise price $0.87 6/15/26	250,000	226,088
Match Group Financeco 3, Inc. 2.00%, excercise price $2.00 1/15/30	277,000	227,158
Shopify, Inc. 0.13%, excercise price $0.13 11/1/25	502,000	468,617
Snap, Inc. 0.50%, excercise price $0.50 5/1/30	410,000	422,300
		2,088,698
Media–0.51%
Cable One, Inc.
^0.00% 3/15/26	780,000	682,500
1.13%, exercise price $1.13 3/15/28	407,000	302,108
Liberty Broadband Corp. 3.13%, excercise price $3.12 3/31/53	476,000	455,364
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Media (continued)
Liberty Latin America Ltd. 2.00%, excercise price $2.00 7/15/24	396,000	$392,327
Liberty Media Corp.-Liberty Formula One 2.25%, excercise price $2.25 8/15/27	300,000	318,386
		2,150,685
Miscellaneous Manufacturing–0.10%
John Bean Technologies Corp. 0.25%, excercise price $0.25 5/15/26	475,000	434,910
		434,910
Oil & Gas–0.08%
Northern Oil & Gas, Inc. 3.63%, excercise price $3.62 4/15/29	305,000	351,055
		351,055
Pharmaceuticals–0.16%
Jazz Investments I Ltd. 2.00%, excercise price $2.00 6/15/26	607,000	583,024
Pacira BioSciences, Inc. 0.75%, excercise price $0.75 8/1/25	79,000	74,102
		657,126
Real Estate Investment Trusts–0.07%
Welltower OP LLC 2.75%, excercise price $2.75 5/15/28	249,000	295,191
		295,191
Semiconductors–0.18%
Microchip Technology, Inc. 0.75%, excercise price $0.75 6/1/30	764,000	770,456
		770,456
Software–0.25%
^Dropbox, Inc. 0.00% 3/1/26	768,000	715,008
Envestnet, Inc. 2.63%, excercise price $2.63 12/1/27	311,000	333,236
		1,048,244
Total Convertible Bonds (Cost $12,950,846)		12,627,068
LVIP Invesco Select Equity Income Managed Volatility Fund-7

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–5.26%
Advertising–0.02%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60% 4/15/26	80,000	$77,380
		77,380
Aerospace & Defense–0.16%
Boeing Co. 5.81% 5/1/50	265,000	238,818
Lockheed Martin Corp.
3.55% 1/15/26	210,000	204,910
4.15% 6/15/53	54,000	43,566
5.20% 2/15/64	80,000	75,636
RTX Corp.
4.45% 11/16/38	28,000	24,724
6.40% 3/15/54	89,000	97,039
		684,693
Agriculture–0.11%
Altria Group, Inc. 5.80% 2/14/39	185,000	185,103
Philip Morris International, Inc.
3.25% 11/10/24	175,000	173,502
4.88% 11/15/43	108,000	95,238
		453,843
Airlines–0.02%
♦American Airlines Pass-Through Trust 3.70% 4/1/28	20,205	19,297
♦United Airlines Pass-Through Trust
3.50% 9/1/31	35,269	32,567
3.75% 3/3/28	25,256	24,371
		76,235
Auto Manufacturers–0.07%
General Motors Co. 6.60% 4/1/36	186,000	194,629
General Motors Financial Co., Inc. 5.25% 3/1/26	44,000	43,753
Honda Motor Co. Ltd. 2.97% 3/10/32	83,000	72,822
		311,204
Banks–0.70%
Bank of America Corp.
μ2.57% 10/20/32	137,000	113,553
3.25% 10/21/27	275,000	260,098
Citigroup, Inc.
μ3.67% 7/24/28	49,000	46,708
4.75% 5/18/46	34,000	29,167
5.30% 5/6/44	22,000	20,493
6.68% 9/13/43	299,000	325,946
μCitizens Financial Group, Inc. 6.65% 4/25/35	45,000	46,514
Goldman Sachs Group, Inc.
μ2.91% 7/21/42	50,000	35,111
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group, Inc. (continued)
4.25% 10/21/25	275,000	$270,181
μHSBC Holdings PLC 2.63% 11/7/25	400,000	395,336
JPMorgan Chase & Co.
3.20% 6/15/26	36,000	34,657
μ3.51% 1/23/29	327,000	309,232
μ3.90% 1/23/49	102,000	80,362
μ4.26% 2/22/48	46,000	38,522
Morgan Stanley 4.00% 7/23/25	61,000	60,087
PNC Financial Services Group, Inc.
3.45% 4/23/29	291,000	269,871
μ6.88% 10/20/34	65,000	70,841
U.S. Bancorp 3.10% 4/27/26	208,000	199,430
Wells Fargo & Co.
3.55% 9/29/25	59,000	57,594
4.10% 6/3/26	40,000	38,963
4.65% 11/4/44	333,000	281,297
		2,983,963
Beverages–0.07%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70% 2/1/36	91,000	86,757
4.90% 2/1/46	101,000	93,118
Heineken NV 3.50% 1/29/28	90,000	85,769
Molson Coors Beverage Co. 4.20% 7/15/46	34,000	27,172
		292,816
Biotechnology–0.10%
Amgen, Inc. 5.25% 3/2/25	115,000	114,767
Gilead Sciences, Inc. 3.65% 3/1/26	325,000	315,890
		430,657
Building Materials–0.02%
Carrier Global Corp. 6.20% 3/15/54	64,000	68,521
		68,521
Chemicals–0.00%
Sherwin-Williams Co. 4.50% 6/1/47	14,000	11,806
		11,806
Computers–0.04%
Apple, Inc. 3.35% 2/9/27	30,000	28,920
Dell International LLC/EMC Corp. 6.02% 6/15/26	125,000	126,308
		155,228
Cosmetics & Personal Care–0.02%
Kenvue, Inc. 5.05% 3/22/53	96,000	90,552
		90,552
LVIP Invesco Select Equity Income Managed Volatility Fund-8

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services–0.86%
Air Lease Corp.
2.30% 2/1/25	230,000	$225,083
4.25% 9/15/24	38,000	37,872
American Express Co. 3.63% 12/5/24	30,000	29,759
Aviation Capital Group LLC 4.88% 10/1/25	66,000	65,121
BlackRock, Inc. 4.75% 5/25/33	210,000	205,920
GS Finance Corp.
^0.00% 7/19/29	890,000	1,083,219
^0.00% 7/30/29	896,000	936,427
0.50% 4/11/28	890,000	1,006,163
Nasdaq, Inc. 5.95% 8/15/53	26,000	26,268
Synchrony Financial 3.95% 12/1/27	54,000	50,429
		3,666,261
Electric–0.18%
Constellation Energy Generation LLC 6.50% 10/1/53	43,000	45,640
Electricite de France SA 4.88% 1/22/44	84,000	73,422
Georgia Power Co. 3.70% 1/30/50	51,000	37,636
National Rural Utilities Cooperative Finance Corp. 2.75% 4/15/32	151,000	127,188
NextEra Energy Capital Holdings, Inc.
3.55% 5/1/27	50,000	47,737
5.75% 9/1/25	230,000	230,498
Oglethorpe Power Corp. 4.55% 6/1/44	52,000	42,120
PPL Electric Utilities Corp. 6.25% 5/15/39	4,000	4,285
Sempra 3.80% 2/1/38	54,000	44,118
Xcel Energy, Inc. 3.50% 12/1/49	143,000	96,838
		749,482
Electronics–0.07%
Avnet, Inc. 4.63% 4/15/26	64,000	62,920
Honeywell International, Inc. 4.50% 1/15/34	229,000	219,810
		282,730
Entertainment–0.11%
Warnermedia Holdings, Inc.
3.79% 3/15/25	248,000	244,391
5.05% 3/15/42	122,000	99,236
5.14% 3/15/52	152,000	118,348
		461,975
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food–0.04%
Ingredion, Inc. 6.63% 4/15/37	23,000	$25,037
Sysco Corp. 3.75% 10/1/25	140,000	137,023
		162,060
Forest Products & Paper–0.00%
International Paper Co. 6.00% 11/15/41	22,000	22,102
		22,102
Gas–0.01%
NiSource, Inc. 4.38% 5/15/47	54,000	43,326
		43,326
Health Care Products–0.14%
Boston Scientific Corp. 1.90% 6/1/25	315,000	304,705
Medtronic, Inc. 4.38% 3/15/35	23,000	21,664
Thermo Fisher Scientific, Inc. 1.22% 10/18/24	295,000	291,202
		617,571
Health Care Services–0.03%
UnitedHealth Group, Inc. 3.50% 8/15/39	135,000	109,074
		109,074
Insurance–0.35%
Allstate Corp. 3.28% 12/15/26	28,000	26,788
American National Group, Inc. 5.00% 6/15/27	244,000	238,400
Brighthouse Financial, Inc. 3.85% 12/22/51	292,000	185,663
GA Global Funding Trust 5.50% 1/8/29	174,000	174,001
Global Atlantic Fin Co. 6.75% 3/15/54	35,000	34,605
Liberty Mutual Group, Inc. 3.95% 5/15/60	88,000	60,194
Markel Group, Inc.
5.00% 3/30/43	34,000	30,251
5.00% 5/20/49	273,000	241,290
Nationwide Financial Services, Inc. 5.30% 11/18/44	40,000	36,355
Pacific Life Global Funding II 5.50% 8/28/26	191,000	191,849
PartnerRe Finance B LLC 3.70% 7/2/29	210,000	196,484
Prudential Financial, Inc. 3.91% 12/7/47	14,000	10,754
Travelers Cos., Inc. 4.60% 8/1/43	60,000	53,755
		1,480,389
LVIP Invesco Select Equity Income Managed Volatility Fund-9

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet–0.13%
Amazon.com, Inc. 2.88% 5/12/41	444,000	$326,426
Meta Platforms, Inc. 5.60% 5/15/53	214,000	218,422
		544,848
Machinery Diversified–0.01%
Rockwell Automation, Inc. 1.75% 8/15/31	50,000	40,348
		40,348
Media–0.17%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.91% 7/23/25	19,000	18,815
Comcast Corp.
2.89% 11/1/51	34,000	21,212
2.94% 11/1/56	24,000	14,477
3.15% 3/1/26	159,000	153,688
3.90% 3/1/38	74,000	62,718
4.15% 10/15/28	315,000	304,947
Cox Communications, Inc. 2.95% 10/1/50	58,000	34,476
Discovery Communications LLC 4.90% 3/11/26	53,000	52,213
TWDC Enterprises 18 Corp. 3.00% 2/13/26	53,000	51,093
		713,639
Mining–0.00%
Rio Tinto Finance USA Ltd. 7.13% 7/15/28	18,000	19,406
		19,406
Oil & Gas–0.19%
BP Capital Markets America, Inc. 2.94% 6/4/51	208,000	132,046
Chevron Corp. 2.95% 5/16/26	135,000	129,881
ConocoPhillips Co. 4.15% 11/15/34	20,000	18,010
Diamondback Energy, Inc. 5.75% 4/18/54	74,000	71,739
Exxon Mobil Corp.
2.71% 3/6/25	78,000	76,606
3.04% 3/1/26	156,000	150,883
Shell International Finance BV 3.25% 5/11/25	156,000	153,201
Valero Energy Corp. 4.00% 6/1/52	77,000	56,424
		788,790
Pharmaceuticals–0.31%
AbbVie, Inc.
4.05% 11/21/39	223,000	193,697
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
AbbVie, Inc. (continued)
4.50% 5/14/35	64,000	$60,368
4.85% 6/15/44	86,000	79,480
Becton Dickinson & Co. 4.88% 5/15/44	35,000	29,950
Bristol-Myers Squibb Co.
4.13% 6/15/39	108,000	93,718
6.25% 11/15/53	85,000	91,294
Cigna Group 4.80% 8/15/38	328,000	301,381
CVS Health Corp. 3.38% 8/12/24	34,000	33,901
♦CVS Pass-Through Trust 6.04% 12/10/28	113,835	114,118
GlaxoSmithKline Capital, Inc. 6.38% 5/15/38	6,000	6,617
Mead Johnson Nutrition Co. 4.13% 11/15/25	4,000	3,931
Zoetis, Inc.
4.70% 2/1/43	32,000	28,495
5.40% 11/14/25	300,000	299,777
		1,336,727
Pipelines–0.17%
Cameron LNG LLC 3.70% 1/15/39	90,000	72,926
Energy Transfer LP
4.90% 3/15/35	32,000	29,721
5.00% 5/15/50	106,000	89,975
5.30% 4/1/44	58,000	52,178
6.40% 12/1/30	70,000	73,606
Enterprise Products Operating LLC
4.25% 2/15/48	68,000	55,582
6.45% 9/1/40	2,000	2,145
Kinder Morgan, Inc.
4.30% 6/1/25	125,000	123,372
5.30% 12/1/34	38,000	36,831
MPLX LP 4.50% 4/15/38	78,000	68,013
Spectra Energy Partners LP 4.50% 3/15/45	48,000	39,229
Texas Eastern Transmission LP 7.00% 7/15/32	16,000	17,452
Williams Cos., Inc. 5.40% 3/2/26	69,000	68,933
		729,963
Private Equity–0.05%
Brookfield Corp. 4.00% 1/15/25	40,000	39,605
KKR Group Finance Co. III LLC 5.13% 6/1/44	28,000	25,266
KKR Group Finance Co. XII LLC 4.85% 5/17/32	161,000	154,560
		219,431
LVIP Invesco Select Equity Income Managed Volatility Fund-10

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts–0.30%
American Tower Corp. 1.60% 4/15/26	137,000	$127,885
Brixmor Operating Partnership LP 5.50% 2/15/34	144,000	141,499
Crown Castle, Inc.
2.50% 7/15/31	224,000	185,084
4.75% 5/15/47	4,000	3,400
CubeSmart LP 2.50% 2/15/32	166,000	135,711
EPR Properties 4.75% 12/15/26	154,000	148,824
Extra Space Storage LP
3.50% 7/1/26	40,000	38,482
5.70% 4/1/28	53,000	53,593
Kimco Realty OP LLC 3.20% 4/1/32	185,000	158,787
Regency Centers LP
2.95% 9/15/29	240,000	215,446
4.65% 3/15/49	69,000	57,002
		1,265,713
Retail–0.22%
Dollar General Corp. 4.25% 9/20/24	260,000	259,011
Home Depot, Inc. 5.13% 4/30/25	300,000	299,437
Lowe's Cos., Inc. 4.25% 4/1/52	72,000	56,586
Starbucks Corp. 3.55% 8/15/29	300,000	280,960
Walgreens Boots Alliance, Inc. 4.50% 11/18/34	40,000	33,817
		929,811
Semiconductors–0.10%
Broadcom, Inc. 3.47% 4/15/34	60,000	51,150
Marvell Technology, Inc. 2.45% 4/15/28	192,000	173,278
Micron Technology, Inc.
3.37% 11/1/41	28,000	20,485
4.66% 2/15/30	100,000	96,919
NXP BV/NXP Funding LLC 5.35% 3/1/26	64,000	63,831
		405,663
Software–0.17%
Fiserv, Inc. 2.75% 7/1/24	45,000	45,000
Microsoft Corp. 3.50% 2/12/35	36,000	32,610
Oracle Corp. 3.60% 4/1/40	175,000	134,508
Salesforce, Inc. 2.70% 7/15/41	217,000	151,874
Take-Two Interactive Software, Inc. 3.70% 4/14/27	51,000	49,026
VMware LLC 1.00% 8/15/24	239,000	237,535
Workday, Inc. 3.50% 4/1/27	76,000	72,701
		723,254
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications–0.22%
AT&T, Inc.
3.55% 9/15/55	14,000	$9,439
3.80% 12/1/57	161,000	112,480
4.30% 2/15/30	30,000	28,741
Cisco Systems, Inc. 5.30% 2/26/54	50,000	48,971
Rogers Communications, Inc.
4.30% 2/15/48	136,000	107,559
4.50% 3/15/43	52,000	43,418
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 9/20/29	45,000	44,718
T-Mobile USA, Inc.
2.70% 3/15/32	170,000	142,226
3.40% 10/15/52	118,000	80,561
6.00% 6/15/54	46,000	47,562
Verizon Communications, Inc.
3.38% 2/15/25	186,000	183,436
3.40% 3/22/41	92,000	70,352
		919,463
Transportation–0.10%
Canadian Pacific Railway Co. 3.00% 12/2/41	63,000	54,382
FedEx Corp. 4.90% 1/15/34	38,000	36,992
Norfolk Southern Corp.
3.40% 11/1/49	103,000	72,018
5.35% 8/1/54	73,000	69,608
Union Pacific Corp.
3.20% 5/20/41	161,000	121,637
3.84% 3/20/60	51,000	37,447
4.15% 1/15/45	39,000	31,302
United Parcel Service, Inc. 3.40% 11/15/46	22,000	16,283
		439,669
Total Corporate Bonds (Cost $24,044,965)		22,308,593
U.S. TREASURY OBLIGATIONS–4.23%
U.S. Treasury Bonds
4.50% 2/15/36	1,088,200	1,108,476
4.50% 8/15/39	3,600	3,612
4.38% 5/15/40	7,200	7,103
4.25% 2/15/54	501,900	477,903
4.63% 5/15/44	872,300	870,664
U.S. Treasury Notes
4.38% 5/15/34	1,109,500	1,109,847
4.50% 5/31/29	965,200	971,760
4.63% 5/31/31	2,373,200	2,411,765
4.88% 5/31/26	8,261,700	8,278,482
4.63% 6/15/27	2,715,500	2,723,349
Total U.S. Treasury Obligations (Cost $18,109,237)		17,962,961

LVIP Invesco Select Equity Income Managed Volatility Fund-11

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
Money Market Fund–5.89%
State Street Institutional U.S. Government Money Market Fund –Premier Class (seven-day effective yield 5.25%)	24,990,186	$24,990,186
Total Money Market Fund (Cost $24,990,186)		24,990,186

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENT–0.00%
U.S. TREASURY OBLIGATION–0.00%
≠U.S. Treasury Bills 5.34% 9/5/24	20,000	$19,809
		19,809
Total Short-Term Investment (Cost $19,811)		19,809

TOTAL INVESTMENTS–99.69% (Cost $331,020,212)	422,964,143
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.31%	1,310,650
NET ASSETS APPLICABLE TO 31,857,801 SHARES OUTSTANDING–100.00%	$424,274,793
NET ASSET VALUE PER SHARE–LVIP INVESCO SELECT EQUITY INCOME MANAGED VOLATILITY FUND STANDARD CLASS ($3,355,055 / 250,995 Shares)	$13.367
NET ASSET VALUE PER SHARE–LVIP INVESCO SELECT EQUITY INCOME MANAGED VOLATILITY FUND SERVICE CLASS ($420,919,738 / 31,606,806 Shares)	$13.317
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$305,540,617
Distributable earnings/(accumulated loss)	118,734,176
TOTAL NET ASSETS	$424,274,793

†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
^Zero coupon security.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date.
≠The rate shown is the effective yield at the time of purchase.

★Includes $823,492 cash collateral held at broker for futures contracts, $30,071 expense reimbursement receivable from Lincoln Financial
Investments Corporation, $267,890 payable for securities purchased, $103,624 payable for fund shares redeemed, $33,540 other accrued expenses payable, $329,114 due to manager and affiliates, $31,975 variation margin due to broker on futures contracts, $15,905 payable for audit fee and $42,075 payable for fund accounting fee as of June 30, 2024.

LVIP Invesco Select Equity Income Managed Volatility Fund-12

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2024:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	GBP	1,140,572	USD	(1,443,280)	7/5/24	$—	$(1,440)
BNYM	GBP	(1,140,572)	USD	1,443,554	8/6/24	1,415	—
SSB	CAD	(1,286,531)	USD	939,011	7/5/24	—	(1,511)
SSB	CAD	80,830	USD	(59,148)	7/5/24	—	(57)
SSB	CAD	96,316	USD	(70,250)	7/5/24	162	—
SSB	CAD	(149,132)	USD	109,202	7/5/24	179	—
SSB	CAD	(1,258,517)	USD	920,051	8/6/24	—	(672)
SSB	EUR	(1,114,724)	USD	1,207,148	7/5/24	13,059	—
SSB	EUR	37,871	USD	(40,829)	7/5/24	—	(262)
SSB	EUR	26,128	USD	(27,984)	7/5/24	4	—
SSB	EUR	(15,975)	USD	17,107	7/5/24	—	(5)
SSB	EUR	(1,066,700)	USD	1,144,276	8/6/24	—	(126)
SSB	GBP	(1,192,986)	USD	1,516,513	7/5/24	8,415	—
SSB	GBP	52,414	USD	(66,999)	7/5/24	—	(740)
SSB	GBP	91,258	USD	(115,403)	8/6/24	—	(17)
Total Foreign Currency Exchange Contracts						$23,234	$(4,830)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
2	British Pound	$158,112	$159,355	9/16/24	$—	$(1,243)
2	Euro	268,800	269,544	9/16/24	—	(744)
3	Japanese Yen	235,969	242,314	9/16/24	—	(6,345)
					—	(8,332)
Interest Rate Contract:
(5)	U.S. Treasury 10 yr Ultra Notes	(567,656)	(562,489)	9/19/24	—	(5,167)
Equity Contracts:
4	E-mini MSCI Emerging Markets Index	217,640	216,504	9/20/24	1,136	—
2	E-mini Russell 2000 Index	206,500	208,275	9/20/24	—	(1,775)
34	E-mini S&P 500 Index	9,386,550	9,337,844	9/20/24	48,706	—
18	E-mini S&P MidCap 400 Index	5,324,580	5,377,184	9/20/24	—	(52,604)
6	Euro STOXX 50 Index	316,530	323,189	9/20/24	—	(6,659)
2	FTSE 100 Index	207,616	206,889	9/20/24	727	—
1	Nikkei 225 Index (OSE)	246,006	240,174	9/12/24	5,832	—
					56,401	(61,038)
Total Futures Contracts					$56,401	$(74,537)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024.

Summary of Abbreviations:
ADR–American Depositary Receipt
BNYM–BNY Mellon
CAD–Canadian Dollar
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
LVIP Invesco Select Equity Income Managed Volatility Fund-13

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
SSB–State Street Bank
USD–United States Dollar
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund-14

LVIP Invesco Select Equity Income Managed Volatility Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Dividends	$3,828,258
Interest	1,696,599
Foreign taxes withheld	(31,730)
5,493,127
EXPENSES:
Management fees	1,226,499
Distribution fees-Service Class	754,068
Accounting and administration expenses	63,508
Shareholder servicing fees	62,953
Professional fees	24,863
Custodian fees	12,643
Pricing fees	11,402
Trustees’ fees and expenses	7,044
Reports and statements to shareholders	6,995
Consulting fees	2,134
Other	8,790
2,180,899
Less:
Expenses reimbursed	(200,332)
Total operating expenses	1,980,567
NET INVESTMENT INCOME	3,512,560
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	11,854,343
Foreign currencies	(12,167)
Foreign currency exchange contracts	47,096
Futures contracts	2,281,988
Net realized gain	14,171,260
Net change in unrealized appreciation (depreciation) of:
Investments	7,437,461
Foreign currencies	(631)
Foreign currency exchange contracts	39,537
Futures contracts	(937,540)
Net change in unrealized appreciation (depreciation)	6,538,827
NET REALIZED AND UNREALIZED GAIN	20,710,087
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,222,647
See accompanying notes, which are an integral part of the financial statements.

LVIP Invesco Select Equity Income Managed Volatility Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,512,560	$7,194,862
Net realized gain	14,171,260	13,782,300
Net change in unrealized appreciation (depreciation)	6,538,827	27,381,837
Net increase in net assets resulting from operations	24,222,647	48,358,999
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(200,756)
Service Class	—	(27,363,848)
	—	(27,564,604)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	350,160	369,170
Service Class	4,543,438	17,083,972
Reinvestment of dividends and distributions:
Standard Class	—	200,756
Service Class	—	27,363,848
	4,893,598	45,017,746
Cost of shares redeemed:
Standard Class	(309,340)	(320,347)
Service Class	(45,453,433)	(66,636,226)
	(45,762,773)	(66,956,573)
Decrease in net assets derived from capital share transactions	(40,869,175)	(21,938,827)
NET DECREASE IN NET ASSETS	(16,646,528)	(1,144,432)
NET ASSETS:
Beginning of period	440,921,321	442,065,753
End of period	$424,274,793	$440,921,321
See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund-15

LVIP Invesco Select Equity Income Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Invesco Select Equity Income Managed Volatility Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20[2]	12/31/19[3]
Net asset value, beginning of period	$12.630	$12.052	$14.468	$12.356	$11.938	$10.135
Income (loss) from investment operations:
Net investment income[4]	0.128	0.246	0.213	0.169	0.192	0.205
Net realized and unrealized gain (loss)	0.609	1.182	(1.284)	2.376	0.643	1.790
Total from investment operations	0.737	1.428	(1.071)	2.545	0.835	1.995
Less dividends and distributions from:
Net investment income	—	(0.262)	(0.233)	(0.207)	(0.188)	(0.189)
Net realized gain	—	(0.588)	(1.112)	(0.226)	(0.229)	(0.003)
Total dividends and distributions	—	(0.850)	(1.345)	(0.433)	(0.417)	(0.192)
Net asset value, end of period	$13.367	$12.630	$12.052	$14.468	$12.356	$11.938
Total return[5]	5.84%	12.18%	(6.92% )	20.60%	7.32%	19.68%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,355	$3,131	$2,741	$3,262	$2,797	$2,461
Ratio of expenses to average net assets[6]	0.57%	0.57%	0.57%	0.57%	0.57%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	0.66%	0.67%	0.67%	0.66%	0.72%	0.76%
Ratio of net investment income to average net assets	1.96%	1.99%	1.61%	1.21%	1.72%	1.81%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.87%	1.89%	1.51%	1.12%	1.57%	1.60%
Portfolio turnover	36%	75%	74%	86%	65%	115%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]
Effective February 11, 2019, Invesco Advisers, Inc. and Invesco Capital Management, LLC were added as sub-advisers to the Fund each responsible for the day-to-day management of a portion of the Fund's investment portfolio.

[4]	The average shares outstanding method has been applied for per share information.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invested prior to February 11, 2019.
See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund-16

LVIP Invesco Select Equity Income Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Invesco Select Equity Income Managed Volatility Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20[2]	12/31/19[3]
Net asset value, beginning of period	$12.605	$12.031	$14.447	$12.338	$11.925	$10.135
Income (loss) from investment operations:
Net investment income[4]	0.105	0.202	0.166	0.120	0.152	0.164
Net realized and unrealized gain (loss)	0.607	1.178	(1.282)	2.370	0.638	1.789
Total from investment operations	0.712	1.380	(1.116)	2.490	0.790	1.953
Less dividends and distributions from:
Net investment income	—	(0.218)	(0.188)	(0.155)	(0.148)	(0.160)
Net realized gain	—	(0.588)	(1.112)	(0.226)	(0.229)	(0.003)
Total dividends and distributions	—	(0.806)	(1.300)	(0.381)	(0.377)	(0.163)
Net asset value, end of period	$13.317	$12.605	$12.031	$14.447	$12.338	$11.925
Total return[5]	5.65%	11.79%	(7.26% )	20.19%	6.94%	19.26%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$420,920	$437,790	$439,324	$525,078	$507,139	$507,045
Ratio of expenses to average net assets[6]	0.92%	0.92%	0.92%	0.92%	0.92%	0.90%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.01%	1.02%	1.02%	1.01%	1.07%	1.11%
Ratio of net investment income to average net assets	1.61%	1.64%	1.26%	0.86%	1.37%	1.46%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.52%	1.54%	1.16%	0.77%	1.22%	1.25%
Portfolio turnover	36%	75%	74%	86%	65%	115%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
Effective May 1, 2020 Schroder Investment Management North America Inc. was added as a sub-adviser and is responsible for the day-to-day management of the Fund’s volatility risk management strategy overlay, replacing SSGA Funds Management, Inc.

[3]
Effective February 11, 2019, Invesco Advisers, Inc. and Invesco Capital Management, LLC were added as sub-advisers to the Fund each responsible for the day-to-day management of a portion of the Fund's investment portfolio.

[4]	The average shares outstanding method has been applied for per share information.
[5]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invested prior to February 11, 2019.
See accompanying notes, which are an integral part of the financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund-17

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Invesco Select Equity Income Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”). Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in
LVIP Invesco Select Equity Income Managed Volatility Fund-18

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of June 30, 2024, the value and cost of foreign currency held by the LVIP Invesco Select Equity Income Managed Volatility Fund is $39,823 and $39,420 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.565% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.565% of the Fund’s average daily net assets for the Standard Class and 0.915% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the six months ended June 30, 2024, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2024	2025	2026	Total
LFI	$500,872	$448,941	$419,391	$1,369,204
Invesco Advisers, Inc. ("Invesco Advisers") and Invesco Capital Management, LLC ("Invesco Capital") are sub-advisers to the Fund with each responsible for the day-to-day management of a portion of the Fund's investment portfolio. For these services, LFI, not the Fund, pays Invesco Advisers and Invesco Captial a fee based on their managed portions of the Fund's average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
LVIP Invesco Select Equity Income Managed Volatility Fund-19

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$18,611
Legal	2,832
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,795 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$30,071
Management fees payable to LFI	197,041
Distribution fees payable to LFD	121,101
Printing and mailing fees payable to Lincoln Life	858
Shareholder servicing fees payable to Lincoln Life	10,114
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the six months ended June 30, 2024, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
During the six months ended June 30, 2024, the Portfolio paid brokerage commissions to affiliated brokers/dealers:
Affiliate	Commission
Invesco Capital Markets, Inc.	$7,064
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$56,960,735
Purchases of U.S. government securities	88,201,874
Sales other than U.S. government securities	87,083,497
Sales of U.S. government securities	87,011,187
LVIP Invesco Select Equity Income Managed Volatility Fund-20

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$331,020,212
Aggregate unrealized appreciation of investments and derivatives	$99,265,649
Aggregate unrealized depreciation of investments and derivatives	(7,321,450)
Net unrealized appreciation of investments and derivatives	$91,944,199
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Invesco Select Equity Income Managed Volatility Fund-21

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$344,669,517	$—	$—	$344,669,517
Convertible Preferred Stock	309,225	—	—	309,225
Agency Obligation	—	76,784	—	76,784
Convertible Bonds	—	12,627,068	—	12,627,068
Corporate Bonds	—	22,308,593	—	22,308,593
U.S. Treasury Obligations	—	17,962,961	—	17,962,961
Money Market Fund	24,990,186	—	—	24,990,186
Short-Term Investment	—	19,809	—	19,809
Total Investments	$369,968,928	$52,995,215	$—	$422,964,143
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$23,234	$—	$23,234
Futures Contracts	$56,401	$—	$—	$56,401
Liabilities:
Foreign Currency Exchange Contracts	$—	$(4,830)	$—	$(4,830)
Futures Contracts	$(74,537)	$—	$—	$(74,537)
There were no Level 3 investments at the end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	26,629	30,113
Service Class	345,865	1,386,328
Shares reinvested:
Standard Class	—	16,368
Service Class	—	2,243,940
	372,494	3,676,749
Shares redeemed:
Standard Class	(23,535)	(26,050)
Service Class	(3,470,198)	(5,414,749)
	(3,493,733)	(5,440,799)
Net decrease	(3,121,239)	(1,764,050)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP Invesco Select Equity Income Managed Volatility Fund-22

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the six months ended June 30, 2024, the Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$23,234	Receivables and other assets net of liabilities	$(4,830)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	56,401	Receivables and other assets net of liabilities	(61,038)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(8,332)
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(5,167)
Total		$79,635		$(79,367)
LVIP Invesco Select Equity Income Managed Volatility Fund-23

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$47,096	$39,537
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	2,306,327	(928,278)
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(30,042)	(29,180)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	5,703	19,918
Total		$2,329,084	$(898,003)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$1,265,431	$6,404,860
Futures contracts (average notional value)	18,940,071	571,038
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
7. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the six months ended June 30, 2024. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by
LVIP Invesco Select Equity Income Managed Volatility Fund-24

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes to Financial Statements (continued)
 7. Risk Factors (continued)
U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU was effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the Financial Conduct Authority (FCA), regulator of financial services firms and financial markets in the United Kingdom, announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023. In December 2022, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2022-06, Reference Rate Reform (Topic 848)-Deferral of the Sunset Date of Topic 848. The amendments in this update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management is currently evaluating the impact, if any, of applying this ASU.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Invesco Select Equity Income Managed Volatility Fund-25

LVIP JPMorgan Core Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP JPMorgan Core Bond Fund

LVIP JPMorgan Core Bond Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.48%
•Fannie Mae Connecticut Avenue Securities
Series 2021-R01 1M2 6.89% (SOFR30A + 1.55%) 10/25/41	917,038	$922,493
Series 2022-R03 1M2 8.84% (SOFR30A + 3.50%) 3/25/42	760,000	798,363
Series 2023-R06 1M2 8.04% (SOFR30A + 2.70%) 7/25/43	1,550,000	1,611,873
Fannie Mae Grantor Trust Series 2017-T1 A 2.90% 6/25/27	662,423	622,518
Fannie Mae REMIC Trust
~^Series 1999-W1 0.00% 2/25/29	5,256	4,432
Series 1999-W4 A9 6.25% 2/25/29	23,281	23,221
Series 2002-W7 A4 6.00% 6/25/29	79,707	79,582
•Series 2003-W1 1A1 4.76% 12/25/42	94,382	90,286
•Series 2003-W1 2A 5.27% 12/25/42	14,570	13,958
Fannie Mae REMICs
Series 1995-2 Z 8.50% 1/25/25	46	46
Series 1997-39 PD 7.50% 5/20/27	1,052	1,073
Series 1997-46 PL 6.00% 7/18/27	1,725	1,728
Series 1998-36 ZB 6.00% 7/18/28	793	798
Series 1998-46 GZ 6.50% 8/18/28	3,161	3,208
Series 1998-58 PC 6.50% 10/25/28	7,890	7,962
*Series 1999-39 JH 6.50% 8/25/29	15,432	1,467
*Series 2000-52 IO 8.50% 1/25/31	900	139
Series 2001-30 PM 7.00% 7/25/31	7,602	7,810
*Series 2001-33 ID 6.00% 7/25/31	28,872	3,832
Series 2001-36 DE 7.00% 8/25/31	12,468	12,860
Series 2001-44 PD 7.00% 9/25/31	1,048	1,065
Series 2001-61 Z 7.00% 11/25/31	22,176	23,095
•Series 2002-1 SA 7.48% (24.82% minus SOFR30A) 2/25/32	481	539
*•Series 2002-13 SJ 1.60% (7.99% minus SOFR30A) 3/25/32	15,544	329
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
~^Series 2002-15 0.00% 4/25/32	13,651	$12,253
Series 2002-28 PK 6.50% 5/25/32	8,242	8,445
*•Series 2002-68 SH 2.55% (7.89% minus SOFR30A) 10/18/32	19,152	1,529
•Series 2002-77 S 4.49% (14.27% minus SOFR30A) 12/25/32	1,830	1,808
*•Series 2003-116 SB 2.15% (7.49% minus SOFR30A) 11/25/33	24,187	1,908
•Series 2003-130 SX 3.35% (11.35% minus SOFR30A) 1/25/34	278	269
Series 2003-131 CH 5.50% 1/25/34	30,909	31,134
~^Series 2003-132 OA 0.00% 8/25/33	547	500
Series 2003-22 UD 4.00% 4/25/33	48,011	46,136
*Series 2003-44 IU 7.00% 6/25/33	10,357	1,985
Series 2003-47 PE 5.75% 6/25/33	9,705	9,808
•Series 2003-64 SX 0.15% (13.46% minus SOFR30A) 7/25/33	1,711	1,477
Series 2003-7 A1 6.50% 12/25/42	72,871	72,816
•Series 2003-71 DS 0.21% (7.31% minus SOFR30A) 8/25/33	13,876	11,781
•Series 2003-91 SD 3.42% (12.31% minus SOFR30A) 9/25/33	2,554	2,380
Series 2004-35 AZ 4.50% 5/25/34	41,265	40,088
•Series 2004-36 SA 4.54% (19.21% minus SOFR30A) 5/25/34	17,312	17,592
•Series 2004-46 SK 1.51% (16.19% minus SOFR30A) 5/25/34	5,864	5,654
•Series 2004-51 SY 3.34% (14.01% minus SOFR30A) 7/25/34	1,663	1,586
•Series 2004-61 SK 8.50% (50.19% minus SOFR30A) 11/25/32	10,025	10,489
Series 2004-79 ZE 5.50% 11/25/34	223,923	224,554
Series 2004-91 HC 6.00% 12/25/34	275,857	278,625
LVIP JPMorgan Core Bond Fund-1

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
•Series 2005-45 DC 4.33% (23.89% minus SOFR30A) 6/25/35	25,342	$26,737
Series 2005-84 XM 5.75% 10/25/35	13,750	13,892
~^Series 2006-110 0.00% 11/25/36	10,350	8,483
*•Series 2006-117 GS 1.20% (6.54% minus SOFR30A) 12/25/36	18,967	1,534
~^Series 2006-22 AO 0.00% 4/25/36	11,993	9,952
•Series 2006-46 SW 4.22% (23.78% minus SOFR30A) 6/25/36	3,576	3,793
*•Series 2007-100 SM 1.00% (6.34% minus SOFR30A) 10/25/37	20,194	1,709
*•Series 2007-53 SH 0.65% (5.99% minus SOFR30A) 6/25/37	24,675	1,656
*•Series 2007-7 SG 1.05% (6.39% minus SOFR30A) 8/25/36	42,337	3,589
*•Series 2007-88 VI 1.09% (6.43% minus SOFR30A) 9/25/37	37,497	2,904
*•Series 2008-1 BI 0.46% (5.80% minus SOFR30A) 2/25/38	19,494	1,214
*•Series 2008-16 IS 0.75% (6.09% minus SOFR30A) 3/25/38	5,182	314
*•Series 2008-46 HI 2.37% 6/25/38	7,241	329
*•Series 2008-53 CI 1.75% (7.09% minus SOFR30A) 7/25/38	7,188	680
*•Series 2009-112 ST 0.80% (6.14% minus SOFR30A) 1/25/40	17,704	1,349
*•Series 2010-100 SV 1.18% (6.52% minus SOFR30A) 9/25/40	733,142	68,566
Series 2010-102 PN 5.00% 9/25/40	277,416	274,517
Series 2010-134 KZ 4.50% 12/25/40	206,107	183,034
*•Series 2010-35 SB 0.97% (6.31% minus SOFR30A) 4/25/40	7,489	555
Series 2010-80 PZ 5.00% 7/25/40	290,070	289,193
*Series 2012-101 BI 4.00% 9/25/27	4,795	59
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2012-118 VZ 3.00% 11/25/42	741,199	$655,519
Series 2012-30 DZ 4.00% 4/25/42	139,288	132,050
~^Series 2013-128 0.00% 12/25/43	66,264	48,197
*•Series 2013-54 BS 0.70% (6.04% minus SOFR30A) 6/25/43	46,385	4,459
Series 2013-67 KZ 2.50% 4/25/43	921,308	727,203
*Series 2014-15 JI 3.50% 4/25/29	1,384,749	70,134
Series 2014-19 Z 4.50% 4/25/44	455,074	439,917
*Series 2014-38 QI 5.50% 12/25/43	232,474	36,408
Series 2015-65 CZ 3.50% 9/25/45	680,838	564,486
Series 2016-38 NA 3.00% 1/25/46	72,885	65,404
*•Series 2016-61 BS 0.65% (5.99% minus SOFR30A) 9/25/46	857,711	45,063
*•Series 2017-76 SB 0.65% (5.99% minus SOFR30A) 10/25/57	800,577	88,221
*•Series 2017-85 SC 0.75% (6.09% minus SOFR30A) 11/25/47	151,850	12,071
Series 2020-47 GZ 2.00% 7/25/50	649,929	366,647
Series 2020-56 AQ 2.00% 8/25/50	2,000,000	1,502,426
*Series 2020-56 DI 2.50% 8/25/50	366,072	62,681
Series 2020-57 TA 2.00% 4/25/50	1,357,604	1,138,290
*Series 2020-73 KI 3.00% 10/25/50	465,291	78,585
Series 2020-90 PE 2.00% 12/25/50	1,368,712	1,067,616
Series 2021-1 EP 1.00% 11/25/50	598,551	441,148
*Series 2021-1 IG 2.50% 2/25/51	1,294,358	213,361
Series 2021-25 GA 1.00% 5/25/51	999,459	745,010
Series 2021-28 LB 2.00% 4/25/51	1,178,265	948,276
*Series 2021-3 QI 2.50% 2/25/51	1,505,233	237,419
*Series 2021-43 IO 2.50% 6/25/51	2,691,870	422,067
LVIP JPMorgan Core Bond Fund-2

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
*Series 2021-44 MI 2.50% 7/25/51	711,291	$125,351
*Series 2021-61 KI 2.50% 4/25/49	2,534,250	379,834
Series 2021-65 JA 2.00% 1/25/46	419,012	359,545
Series 2022-29 KZ 1.50% 6/25/42	1,341,240	949,086
*Series 2022-86 IO 2.50% 5/25/50	1,648,904	226,260
Fannie Mae Strips
~^Series 329 1 0.00% 1/25/33	1,364	1,163
*Series 365 8 5.50% 5/25/36	6,322	1,153
*Series 427 C73 3.00% 12/25/48	1,785,860	293,869
Fannie Mae Trust Series 2004-W2 2A2 7.00% 2/25/44	5,493	5,625
Freddie Mac REMICs
Series 1863 Z 6.50% 7/15/26	20	20
Series 1981 Z 6.00% 5/15/27	830	831
Series 1987 PE 7.50% 9/15/27	2,488	2,548
Series 1999 PU 7.00% 10/15/27	4,367	4,403
Series 2031 PG 7.00% 2/15/28	12,619	12,863
Series 2035 PC 6.95% 3/15/28	12,230	12,451
*Series 2038 PN 7.00% 3/15/28	799	73
Series 2054 PV 7.50% 5/15/28	2,173	2,217
Series 2057 PE 6.75% 5/15/28	21,014	21,388
Series 2064 TE 7.00% 6/15/28	1,196	1,223
Series 2075 PH 6.50% 8/15/28	2,933	2,979
Series 2095 PE 6.00% 11/15/28	8,655	8,693
•Series 2132 SB 6.98% (30.05% minus SOFR30A) 3/15/29	543	573
Series 2178 PB 7.00% 8/15/29	4,834	4,963
Series 2182 ZB 8.00% 9/15/29	8,097	8,339
•Series 2204 GB 8.00% 12/20/29	168	24
Series 2247 Z 7.50% 8/15/30	2,588	2,674
Series 2259 ZC 7.35% 10/15/30	71,860	74,300
Series 2325 PM 7.00% 6/15/31	1,474	1,516
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 2344 ZD 6.50% 8/15/31	14,051	$14,163
Series 2344 ZJ 6.50% 8/15/31	3,015	3,046
Series 2345 NE 6.50% 8/15/31	1,575	1,607
Series 2359 ZB 8.50% 6/15/31	7,322	7,747
Series 2367 ME 6.50% 10/15/31	26,347	26,893
~^Series 2390 DO 0.00% 12/15/31	1,615	1,491
•Series 2410 QS 5.34% (19.20% minus SOFR30A) 2/15/32	3,971	4,067
*•Series 2410 QX 3.20% (8.54% minus SOFR30A) 2/15/32	3,401	304
•Series 2412 SP 5.21% (15.87% minus SOFR30A) 2/15/32	4,162	4,253
Series 2423 MC 7.00% 3/15/32	7,929	8,180
Series 2423 MT 7.00% 3/15/32	12,617	13,030
Series 2435 CJ 6.50% 4/15/32	25,434	26,081
*•Series 2444 ES 2.50% (7.84% minus SOFR30A) 3/15/32	4,844	399
*•Series 2450 SW 2.55% (7.89% minus SOFR30A) 3/15/32	3,230	270
Series 2455 GK 6.50% 5/15/32	9,232	9,435
Series 2484 LZ 6.50% 7/15/32	6,683	6,759
Series 2500 MC 6.00% 9/15/32	21,348	21,695
Series 2543 YX 6.00% 12/15/32	275,457	279,156
Series 2544 HC 6.00% 12/15/32	17,967	18,264
Series 2574 PE 5.50% 2/15/33	90,886	91,126
Series 2575 ME 6.00% 2/15/33	45,520	46,269
*Series 2586 WI 6.50% 3/15/33	2,818	450
Series 2647 A 3.25% 4/15/32	13,463	12,838
Series 2764 UG 5.00% 3/15/34	74,612	73,938
Series 2949 GE 5.50% 3/15/35	98,024	98,480
Series 3047 OD 5.50% 10/15/35	81,833	81,749
LVIP JPMorgan Core Bond Fund-3

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
•Series 3085 VS 6.93% (28.26% minus SOFR30A) 12/15/35	24,694	$28,788
Series 3098 KG 5.50% 1/15/36	88,143	88,973
~^Series 3117 EO 0.00% 2/15/36	7,497	6,095
*•Series 3260 CS 0.69% (6.03% minus SOFR30A) 1/15/37	8,059	548
*•Series 3380 SI 0.92% (6.26% minus SOFR30A) 10/15/37	484,439	37,610
*•Series 3385 SN 0.55% (5.89% minus SOFR30A) 11/15/37	6,491	287
*•Series 3387 SA 0.97% (6.31% minus SOFR30A) 11/15/37	22,005	1,677
Series 3423 PB 5.50% 3/15/38	98,165	99,287
*•Series 3451 SA 0.60% (5.94% minus SOFR30A) 5/15/38	2,136	141
*•Series 3455 SE 0.75% (6.09% minus SOFR30A) 6/15/38	76,845	5,746
Series 3786 PD 4.50% 1/15/41	407,000	384,429
*•Series 3973 SA 1.04% (6.38% minus SOFR30A) 12/15/41	361,083	34,614
Series 4664 UZ 4.00% 3/15/47	1,335,783	1,180,629
Series 4793 CB 3.00% 5/15/48	449,487	389,554
Series 4793 CD 3.00% 6/15/48	295,400	255,718
Series 4813 CJ 3.00% 8/15/48	243,393	204,412
Series 4991 QV 2.00% 9/25/45	366,713	295,468
*Series 5010 IK 2.50% 9/25/50	316,459	48,213
*Series 5010 JI 2.50% 9/25/50	833,038	135,945
*Series 5013 IN 2.50% 9/25/50	390,123	66,669
*Series 5018 MI 2.00% 10/25/50	790,970	104,555
*Series 5059 IB 2.50% 1/25/51	1,195,029	207,284
Series 5092 AP 2.00% 4/25/41	527,159	448,459
*Series 5140 NI 2.50% 5/25/49	1,360,120	195,849
*Series 5148 BI 2.50% 1/25/49	2,774,940	403,548
*Series 5148 CI 2.00% 6/25/49	1,322,146	163,661
*Series 5202 IN 3.00% 1/25/47	1,095,990	143,361
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 5224 HL 4.00% 4/25/52	1,300,000	$1,148,453
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2019-1 MT 3.50% 7/25/58	2,681,270	2,329,638
Series 2019-3 MB 3.50% 10/25/58	288,493	228,615
Series 2022-1 MTU 3.25% 11/25/61	757,536	643,060
Series 2023-1 MT 3.00% 10/25/62	1,226,057	1,007,348
•Freddie Mac STACR REMIC Trust
Series 2021-DNA6 M2 6.84% (SOFR30A + 1.50%) 10/25/41	2,470,000	2,482,064
Series 2022-DNA2 M1A 6.64% (SOFR30A + 1.30%) 2/25/42	1,616,652	1,622,782
Series 2022-DNA3 M1B 8.24% (SOFR30A + 2.90%) 4/25/42	2,640,000	2,742,933
Series 2022-DNA4 M1B 8.69% (SOFR30A + 3.35%) 5/25/42	700,000	735,454
Freddie Mac Strips
*Series 233 11 5.00% 9/15/35	14,720	2,331
*•Series 239 S30 2.25% (7.59% minus SOFR30A) 8/15/36	16,990	2,067
Series 262 35 3.50% 7/15/42	79,383	73,450
Series 299 300 3.00% 1/15/43	51,993	46,186
*•Series 334 S7 0.65% (5.99% minus SOFR30A) 8/15/44	573,320	55,857
*•Series 353 S1 0.55% (5.89% minus SOFR30A) 12/15/46	230,849	20,841
Freddie Mac Structured Pass Through Certificates
♦•Series T-41 3A 4.34% 7/25/32	5,579	5,155
♦Series T-54 2A 6.50% 2/25/43	45,302	45,986
♦Series T-54 3A 7.00% 2/25/43	19,375	20,446
~♦^Series T-56 A 0.00% 5/25/43	131,386	91,147
~♦^Series T-58 A 0.00% 9/25/43	7,262	5,616
GNMA
Series 2001-10 PE 6.50% 3/16/31	113,604	115,083
•Series 2004-28 S 4.69% (19.35% minus TSFR01M) 4/16/34	6,297	6,436
Series 2006-38 OH 6.50% 8/20/36	434,150	451,078
*•Series 2007-45 QA 1.19% (6.53% minus TSFR01M) 7/20/37	29,096	2,473
*•Series 2007-51 SG 1.13% (6.47% minus TSFR01M) 8/20/37	92,415	8,458
LVIP JPMorgan Core Bond Fund-4

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*•Series 2007-76 SA 1.08% (6.42% minus TSFR01M) 11/20/37	23,580	$1,923
*•Series 2008-2 MS 1.72% (7.05% minus TSFR01M) 1/16/38	21,584	2,117
*•Series 2008-55 SA 0.75% (6.09% minus TSFR01M) 6/20/38	14,004	1,054
Series 2009-104 KB 5.50% 11/16/39	236,000	238,311
*•Series 2009-106 ST 0.55% (5.89% minus TSFR01M) 2/20/38	72,894	4,297
*Series 2009-14 KI 6.50% 3/20/39	21,224	5,170
*Series 2009-14 NI 6.50% 3/20/39	16,032	3,565
*•Series 2009-22 SA 0.82% (6.16% minus TSFR01M) 4/20/39	33,378	1,702
*•Series 2009-31 TS 0.85% (6.19% minus TSFR01M) 3/20/39	15,583	291
*•Series 2009-6 SA 0.66% (5.99% minus TSFR01M) 2/16/39	7,727	505
*•Series 2009-6 SH 0.59% (5.93% minus TSFR01M) 2/20/39	27,073	1,864
*•Series 2009-64 SN 0.66% (5.99% minus TSFR01M) 7/16/39	23,366	864
~^Series 2009-79 OK 0.00% 11/16/37	15,788	12,772
Series 2010-130 CP 7.00% 10/16/40	22,175	23,683
*•Series 2011-75 SM 1.15% (6.49% minus TSFR01M) 5/20/41	41,340	3,080
•Series 2011-H19 FA 5.91% (TSFR01M + 0.58%) 8/20/61	80,345	79,960
•Series 2012-H23 SA 5.97% (TSFR01M + 0.64%) 10/20/62	264,251	263,760
•Series 2013-107 AD 2.80% 11/16/47	293,097	264,224
*•Series 2013-50 IO 0.06% 10/16/48	3,307,856	8,551
*Series 2013-53 OI 3.50% 4/20/43	374,674	41,533
Series 2013-69 MA 1.50% 8/20/42	159,198	137,666
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*•Series 2013-74 IO 0.51% 12/16/53	2,931,163	$35,773
•Series 2013-H08 FC 5.89% (TSFR01M + 0.56%) 2/20/63	112,598	112,115
Series 2013-H09 HA 1.65% 4/20/63	2,507	2,301
•Series 2014-17 AM 3.54% 6/16/48	3,733	3,570
•Series 2014-H17 FC 5.94% (TSFR01M + 0.61%) 7/20/64	144,957	144,478
•Series 2015-137 WA 5.54% 1/20/38	121,254	121,760
•Series 2015-H16 FG 5.88% (TSFR01M + 0.55%) 7/20/65	309,822	308,260
•Series 2015-H30 FE 6.04% (TSFR01M + 0.71%) 11/20/65	409,334	408,578
*•Series 2016-128 IO 0.86% 9/16/56	2,536,373	106,859
*•Series 2016-135 SB 0.66% (5.99% minus TSFR01M) 10/16/46	420,529	47,833
Series 2016-135 Z 3.00% 10/20/46	251,648	202,037
*•Series 2016-21 ST 0.70% (6.04% minus TSFR01M) 2/20/46	807,837	81,795
*Series 2016-84 IG 4.50% 11/16/45	1,200,079	232,805
•Series 2016-H11 FD 6.14% (TSFR12M + 1.12%) 5/20/66	94,307	94,518
•Series 2016-H26 FC 6.44% (TSFR01M + 1.11%) 12/20/66	70,751	70,847
*•Series 2017-145 IO 0.50% 4/16/57	1,194,281	34,159
*•Series 2017-157 IO 0.52% 12/16/59	596,876	19,527
*•Series 2017-8 IO 0.45% 8/16/58	891,457	20,648
•Series 2017-H14 FK 5.38% (H15T1Y + 0.20%) 5/20/67	85,713	85,324
•Series 2017-H14 FV 5.94% (TSFR01M + 0.61%) 6/20/67	173,688	173,060
*•Series 2017-H22 IC 0.63% 11/20/67	821,773	27,942
•Series 2018-H13 FC 5.74% (TSFR01M + 0.41%) 7/20/68	173,426	172,232
LVIP JPMorgan Core Bond Fund-5

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
•Series 2019-H13 FT 5.63% (H15T1Y + 0.45%) 8/20/69	58,143	$58,012
Series 2020-103 AD 1.45% 1/16/63	1,783,135	1,329,432
*•Series 2020-109 AI 0.84% 5/16/60	1,540,333	87,878
*Series 2020-123 IL 2.50% 8/20/50	254,256	33,126
*Series 2020-123 NI 2.50% 8/20/50	858,249	117,999
*Series 2020-127 IN 2.50% 8/20/50	346,886	47,920
*Series 2020-129 IE 2.50% 9/20/50	363,569	49,372
*Series 2020-160 IH 2.50% 10/20/50	225,945	31,392
*Series 2020-160 VI 2.50% 10/20/50	360,796	50,161
*Series 2020-160 YI 2.50% 10/20/50	1,239,077	169,213
*Series 2020-173 MI 2.50% 11/20/50	5,114,302	728,306
*Series 2020-181 WI 2.00% 12/20/50	2,556,572	286,822
*•Series 2020-184 IO 0.91% 11/16/60	2,120,325	136,856
•Series 2020-30 PT 4.76% 3/20/48	591,226	563,371
*Series 2020-47 MI 3.50% 4/20/50	688,363	122,019
*Series 2020-47 NI 3.50% 4/20/50	265,948	47,465
•Series 2020-H12 F 5.94% (TSFR01M + 0.61%) 7/20/70	98,030	97,218
•Series 2020-H13 FA 5.89% (TSFR01M + 0.56%) 7/20/70	308,224	305,116
•Series 2020-H13 FC 5.89% (TSFR01M + 0.56%) 7/20/70	89,862	88,938
*•Series 2021-110 IO 0.87% 11/16/63	3,545,163	227,539
*•Series 2021-133 IO 0.88% 7/16/63	4,026,124	255,749
Series 2021-188 PA 2.00% 10/20/51	65,628	52,360
*Series 2021-191 NI 3.00% 10/20/51	442,682	72,971
Series 2021-2 AH 1.50% 6/16/63	166,264	124,719
Series 2021-223 P 2.00% 6/20/51	954,910	817,695
*Series 2021-29 TI 2.50% 2/20/51	1,323,865	230,241
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*•Series 2021-37 IO 0.80% 1/16/61	2,150,493	$120,829
*•Series 2021-60 IO 0.83% 5/16/63	1,692,595	100,301
*•Series 2021-68 IO 0.87% 10/16/62	2,024,751	122,799
Series 2021-77 LC 1.25% 7/20/50	113,842	87,509
Series 2022-139 AL 4.00% 7/20/51	1,500,000	1,312,205
Series 2022-189 PT 2.50% 10/20/51	814,116	669,210
•Series 2022-196 BE 3.00% 10/16/64	900,000	613,629
*•Series 2022-210 IO 0.70% 7/16/64	1,080,759	68,004
*•Series 2022-216 IO 0.75% 7/16/65	1,087,388	65,553
•Series 2022-220 E 3.00% 10/16/64	600,000	445,760
*•Series 2022-3 IO 0.64% 2/16/61	5,061,765	243,489
*•Series 2022-59 IO 0.57% 2/16/62	2,593,529	113,556
Series 2022-99 JW 2.50% 1/20/52	300,000	238,820
Series 92 AH 2.00% 6/16/64	4,298,957	3,230,325
*•Series 92 IA 0.61% 6/16/64	4,598,884	261,375
Total Agency Collateralized Mortgage Obligations (Cost $55,743,565)		55,630,909
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.04%
Fannie Mae-Aces
•Series 2013-M6 1AC 3.49% 2/25/43	43,537	40,189
•Series 2015-M10 A2 3.09% 4/25/27	253,955	242,221
Series 2016-M11 AL 2.94% 7/25/39	107,462	100,247
•Series 2017-M12 A2 3.16% 6/25/27	242,473	230,644
•Series 2017-M5 A2 3.09% 4/25/29	174,682	161,820
•Series 2017-M7 A2 2.96% 2/25/27	657,595	628,220
•Series 2017-M8 A2 3.06% 5/25/27	257,253	244,543
•Series 2018-M10 A2 3.47% 7/25/28	458,136	433,916
Series 2018-M15 1A2 3.70% 1/25/36	900,000	836,791
•Series 2018-M3 A2 3.17% 2/25/30	151,782	139,433
LVIP JPMorgan Core Bond Fund-6

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae-Aces (continued)
•Series 2018-M9 APT2 3.21% 4/25/28	65,624	$61,444
•Series 2019-M23 3A3 2.72% 10/25/31	458,059	392,445
Series 2019-M4 A2 3.61% 2/25/31	301,249	280,506
Series 2019-M5 A2 3.27% 2/25/29	484,844	455,308
Series 2019-M6 A2 3.45% 1/1/29	240,489	226,815
Series 2020-M50 A2 1.20% 10/25/30	292,974	264,688
*•Series 2020-M50 X1 1.93% 10/25/30	4,415,339	275,892
Series 2020-M6 A 2.50% 10/25/37	162,269	139,579
Series 2021-M3 1A1 1.00% 11/25/33	71,972	70,214
*•Series 2021-M3 X1 2.03% 11/25/33	2,347,908	185,410
•Series 2022-M1G A2 1.58% 9/25/31	3,350,000	2,709,932
•Series 2022-M1S A2 2.15% 4/25/32	1,290,000	1,062,016
•Series 2022-M2S A2 3.88% 8/25/32	3,875,000	3,606,070
•Series 2022-M3 A2 1.76% 11/25/31	1,500,000	1,212,263
•Series 2023-M4 A2 3.89% 8/25/32	200,000	185,389
•Series 2023-M8 A2 4.62% 3/25/33	9,405,000	9,104,380
•Freddie Mac Multifamily Structured Credit Risk Series 2021-MN2 M1 7.14% (SOFR30A + 1.80%) 7/25/41	1,368,268	1,347,655
Freddie Mac Multifamily Structured Pass Through Certificates
*♦•Series K058 X1 1.03% 8/25/26	19,519,249	305,398
♦Series K065 A2 3.24% 4/25/27	215,000	205,303
♦•Series K070 A2 3.30% 11/25/27	208,000	198,559
♦•Series K072 AM 3.50% 12/25/27	1,000,000	944,542
♦Series K079 AM 3.93% 6/25/28	588,000	563,316
♦•Series K081 A2 3.90% 8/25/28	395,000	380,834
*♦•Series K094 X1 1.01% 6/25/29	2,269,623	81,582
*♦•Series K094 XAM 1.28% 6/25/29	3,700,000	184,959
*♦•Series K095 XAM 1.38% 6/25/29	900,000	47,119
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
*♦•Series K101 X1 0.95% 10/25/29	887,460	$31,509
*♦•Series K104 XAM 1.51% 1/25/30	1,900,000	122,526
*♦•Series K105 X1 1.64% 1/25/30	5,267,109	353,907
*♦•Series K110 X1 1.81% 4/25/30	4,558,287	338,239
*♦•Series K115 X1 1.42% 6/25/30	1,488,046	92,612
*♦•Series K116 X1 1.53% 7/25/30	3,661,007	242,433
*♦•Series K124 X1 0.81% 12/25/30	1,491,277	54,506
*♦•Series K128 X1 0.61% 3/25/31	6,434,649	175,794
*♦•Series K130 X1 1.14% 6/25/31	7,979,525	439,263
*♦•Series K131 X1 0.83% 7/25/31	6,780,328	280,412
*♦•Series K133 X1 0.44% 9/25/31	11,634,547	243,616
*♦•Series K142 X1 0.40% 3/25/32	5,193,942	102,487
*♦•Series K143 X1 0.45% 4/25/55	5,287,910	123,099
*♦•Series K145 X1 0.43% 6/25/55	5,685,430	124,115
♦Series K146 A2 2.92% 6/25/32	1,100,000	969,250
*♦•Series K147 X1 0.49% 6/25/32	7,581,902	193,024
*♦•Series K148 X1 0.39% 7/25/32	14,583,083	277,007
*♦•Series K149 X1 0.40% 8/25/32	8,375,652	168,882
♦•Series K150 A2 3.71% 9/25/32	1,000,000	930,801
♦•Series K151 A2 3.80% 10/25/32	1,150,000	1,063,416
*♦•Series K-151 X1 0.33% 10/25/32	15,187,023	231,353
*♦•Series K-1511 X1 0.93% 3/25/34	1,866,443	92,523
*♦•Series K-1520 X1 0.58% 2/25/36	3,779,938	142,427
♦•Series K-153 A2 3.82% 12/25/32	1,000,000	930,580
*♦•Series K-157 X1 0.42% 5/25/33	6,799,499	148,533
♦•Series K507 A2 4.80% 9/25/28	100,000	99,425
*♦•Series K737 X1 0.74% 10/25/26	6,263,385	69,144
LVIP JPMorgan Core Bond Fund-7

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
*♦•Series K741 X1 0.65% 12/25/27	2,280,466	$36,027
*♦•Series K742 X1 0.86% 3/25/28	4,663,429	87,752
*♦•Series K743 X1 1.02% 5/25/28	2,977,059	89,877
♦•Series K754 AM 4.94% 11/25/30	4,180,000	4,170,530
*♦•Series KC05 X1 1.36% 6/25/27	1,090,206	22,501
♦Series KJ14 A2 2.81% 9/25/24	106,767	106,163
♦Series KJ45 A2 4.66% 1/25/31	815,000	800,717
*♦•Series KL06 XFX 1.47% 12/25/29	4,215,000	214,766
♦•Series Q013 APT2 1.16% 5/25/50	748,643	741,476
•FREMF Mortgage Trust
Series 2014-K40 C 4.18% 11/25/47	168,000	166,680
Series 2015-K44 B 3.84% 1/25/48	640,000	630,791
Series 2015-K45 B 3.72% 4/25/48	500,000	492,619
Series 2016-K59 B 3.70% 11/25/49	180,000	172,219
Series 2018-K730 B 3.92% 2/25/50	551,000	541,675
Series 2019-K102 B 3.65% 12/25/51	750,000	668,029
Series 2019-KBF3 B 7.94% (SOFR30A + 2.61%) 1/25/29	1,105,643	1,100,064
Total Agency Commercial Mortgage-Backed Securities (Cost $46,279,372)		45,632,411
AGENCY MORTGAGE-BACKED SECURITIES–24.95%
•Fannie Mae ARM
4.58% (ECOFC + 1.25%) 3/1/29	125	124
5.90% (H15T1Y + 2.15%) 7/1/33	4,999	5,076
5.93% (RFUCCT1Y + 1.61%) 1/1/34	4,746	4,765
6.55% (H15T1Y + 2.28%) 4/1/33	7,465	7,589
6.61% (H15T1Y + 2.13%) 8/1/34	10,235	10,394
6.81% (RFUCCT1Y + 1.74%) 10/1/34	7,516	7,501
7.11% (RFUCCT1Y + 1.60%) 5/1/35	13,441	13,458
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
•Fannie Mae ARM (continued)
7.20% (RFUCCT6M + 1.51%) 1/1/35	23,112	$23,378
Fannie Mae S.F. 10 yr
1.27% 12/1/29	1,225,302	1,022,355
1.45% 10/1/30	1,168,201	968,802
1.50% 1/1/31	1,100,000	899,453
1.56% 1/1/31	1,300,000	1,067,402
•1.75% 3/1/32	1,648,179	1,344,240
1.98% 1/1/32	1,985,000	1,640,604
2.01% 4/1/30	1,291,383	1,119,684
2.02% 8/1/30	1,059,000	908,790
•2.15% 2/1/32	1,687,239	1,412,810
2.18% 1/1/34	2,910,549	2,376,538
2.42% 10/1/29	691,338	617,474
2.52% 11/1/29	1,028,757	926,976
2.63% 3/1/26	439,711	421,574
2.93% 7/1/28	1,275,996	1,192,818
2.93% 10/1/29	1,069,668	979,344
2.93% 6/1/30	645,079	587,025
3.03% 4/1/30	650,000	591,701
3.08% 1/1/30	2,746,184	2,533,579
3.08% 4/1/30	441,432	406,284
3.11% 3/1/30	1,530,009	1,412,126
3.12% 11/1/26	880,176	843,615
3.20% 2/1/29	174,163	163,332
3.25% 5/1/29	380,173	356,264
3.34% 2/1/27	1,000,000	959,088
3.45% 3/1/29	428,808	406,518
3.52% 6/1/28	492,329	469,559
3.52% 6/1/32	300,000	275,107
3.54% 6/1/32	1,386,000	1,272,621
3.54% 11/1/32	1,100,000	1,004,648
3.56% 7/1/32	200,000	184,513
3.64% 8/1/28	916,036	874,598
3.67% 6/1/32	97,064	89,891
3.68% 9/1/32	936,000	864,920
3.70% 8/1/32	1,200,000	1,111,234
3.72% 8/1/32	975,675	909,668
3.73% 6/1/32	98,704	91,649
3.77% 12/1/25	139,445	136,329
3.80% 9/1/32	1,105,031	1,030,165
3.81% 12/1/28	300,000	288,335
3.81% 10/1/32	1,245,000	1,158,332
3.81% 11/1/32	1,010,000	940,753
3.83% 7/1/32	198,759	186,160
3.84% 7/1/32	200,000	187,268
3.86% 7/1/32	97,082	91,460
3.88% 7/1/32	194,518	182,541
3.90% 6/1/32	100,000	93,748
3.90% 2/1/33	1,200,000	1,120,178
3.96% 2/1/30	1,200,000	1,150,994
4.06% 7/1/32	97,355	92,729
4.08% 2/1/34	2,235,000	2,112,179
4.11% 7/1/32	100,000	94,956
4.12% 11/1/32	1,405,000	1,341,478
LVIP JPMorgan Core Bond Fund-8

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 10 yr (continued)
4.13% 7/1/32	100,000	$95,548
4.18% 11/1/30	291,409	281,875
4.19% 7/1/32	98,921	94,652
4.21% 2/1/33	1,000,000	955,831
4.22% 10/1/32	1,000,000	961,155
4.32% 3/1/30	1,600,000	1,564,813
4.34% 7/1/32	100,000	97,076
4.36% 2/1/33	500,000	483,917
4.42% 3/1/33	500,000	487,811
4.45% 12/1/32	1,050,000	1,025,830
4.47% 3/1/33	2,000,000	1,954,077
4.49% 6/1/28	700,000	690,133
4.55% 9/1/33	2,881,276	2,833,047
4.57% 6/1/30	1,445,667	1,432,355
4.58% 1/1/33	200,000	196,377
4.60% 2/1/30	600,000	587,808
4.68% 11/1/31	1,050,000	1,040,371
4.69% 1/1/33	298,179	294,241
4.74% 6/1/30	400,000	395,161
4.74% 2/1/33	1,070,000	1,065,571
4.83% 9/1/28	1,100,000	1,100,202
4.86% 12/1/32	775,000	778,570
4.87% 3/1/33	100,000	100,039
4.88% 9/1/28	500,000	500,665
5.21% 12/1/33	3,112,150	3,176,709
5.34% 9/1/28	200,000	203,741
5.50% 9/1/33	9,620	9,731
6.00% 9/1/28	1,269	1,262
Fannie Mae S.F. 15 yr
1.76% 7/1/35	1,500,000	1,136,372
2.95% 7/1/27	1,008,075	953,209
3.16% 5/1/29	279,013	259,257
3.19% 3/1/36	864,387	792,464
3.48% 3/1/37	952,675	849,544
3.50% 4/1/32	1,017,639	977,546
3.50% 5/1/43	179,555	164,289
3.85% 8/1/32	200,000	186,220
3.89% 7/1/32	800,000	747,867
3.90% 8/1/32	100,000	93,447
4.00% 2/1/36	425,222	409,243
4.00% 7/1/42	200,996	188,441
4.00% 9/1/42	55,216	51,767
4.06% 7/1/32	300,000	283,711
4.67% 11/1/34	2,955,000	2,917,516
5.50% 4/1/38	1,785	1,760
6.50% 10/1/35	47,444	47,566
Fannie Mae S.F. 20 yr
2.00% 8/1/40	64,484	54,470
2.00% 6/1/41	231,257	195,344
2.00% 9/1/41	1,025,524	862,761
2.00% 10/1/41	962,691	808,365
2.00% 11/1/41	643,803	538,759
2.00% 12/1/41	1,072,740	897,580
2.00% 1/1/42	3,170,120	2,651,371
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr (continued)
2.00% 2/1/42	828,651	$692,774
2.00% 3/1/42	251,457	210,120
2.00% 5/1/42	353,969	296,682
2.50% 9/1/36	248,924	223,581
2.50% 3/1/38	763,059	687,281
2.50% 11/1/40	446,822	389,642
2.50% 3/1/41	506,180	441,040
2.50% 4/1/41	1,186,885	1,030,146
2.50% 5/1/41	842,197	724,696
2.50% 11/1/41	238,960	207,241
2.50% 2/1/42	797,527	689,791
2.50% 3/1/42	412,683	353,026
2.50% 4/1/42	932,668	804,426
2.50% 9/1/42	272,126	235,835
3.00% 7/1/35	207,629	192,127
3.00% 2/1/36	519,078	479,757
3.00% 4/1/36	389,970	360,619
3.00% 7/1/36	838,734	773,761
3.00% 8/1/36	1,370,844	1,264,131
3.00% 10/1/36	919,611	846,758
3.00% 4/1/38	311,695	292,090
3.00% 6/1/38	447,590	412,840
3.00% 9/1/40	80,158	71,476
3.00% 1/1/41	130,758	119,026
3.00% 3/1/42	239,125	212,082
3.00% 5/1/42	343,327	303,787
3.00% 6/1/42	872,168	772,540
3.50% 12/1/34	250,997	237,617
3.50% 1/1/35	158,369	149,892
3.50% 2/1/37	111,791	105,430
3.50% 3/1/37	84,255	79,982
3.50% 12/1/37	139,240	129,829
3.50% 8/1/39	91,130	85,937
3.50% 2/1/40	458,028	426,446
3.50% 4/1/42	171,160	155,584
3.50% 1/1/44	201,723	184,581
4.50% 1/1/25	261	259
4.50% 11/1/38	370,727	364,819
Fannie Mae S.F. 30 yr
1.50% 1/1/51	556,749	416,495
1.50% 3/1/51	2,026,466	1,514,736
2.00% 8/1/50	1,058,567	837,967
2.00% 9/1/50	1,787,097	1,410,997
2.00% 10/1/50	2,987,797	2,358,811
2.00% 1/1/51	382,121	302,590
2.00% 2/1/51	7,834,611	6,207,787
2.00% 3/1/51	4,534,173	3,601,533
2.00% 4/1/51	5,105,084	4,030,669
2.00% 5/1/51	1,119,201	880,176
2.00% 7/1/51	92,482	73,003
2.00% 8/1/51	1,164,619	920,297
2.00% 10/1/51	1,376,457	1,096,340
2.00% 11/1/51	410,203	324,207
2.00% 12/1/51	438,566	343,170
LVIP JPMorgan Core Bond Fund-9

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
2.00% 1/1/52	1,845,813	$1,458,726
2.00% 2/1/52	663,243	527,758
2.00% 3/1/52	2,018,102	1,599,026
2.50% 5/1/50	1,181,176	982,043
2.50% 6/1/50	293,303	242,974
2.50% 7/1/50	1,381,090	1,129,971
2.50% 9/1/50	421,083	345,539
2.50% 10/1/50	1,769,553	1,466,947
2.50% 11/1/50	390,524	324,853
2.50% 12/1/50	134,440	111,747
2.50% 1/1/51	933,882	776,345
2.50% 2/1/51	632,274	524,665
2.50% 3/1/51	355,246	296,377
2.50% 4/1/51	196,670	164,265
2.50% 5/1/51	988,608	817,035
2.50% 6/1/51	4,953,117	4,109,969
2.50% 7/1/51	1,613,085	1,344,404
2.50% 8/1/51	4,543,934	3,761,252
2.50% 9/1/51	773,196	644,956
2.50% 10/1/51	5,309,769	4,388,371
2.50% 11/1/51	1,621,548	1,335,193
2.50% 12/1/51	1,390,401	1,140,997
2.50% 1/1/52	3,113,764	2,574,083
2.50% 2/1/52	4,422,036	3,663,696
2.50% 3/1/52	6,297,328	5,204,349
2.50% 4/1/52	83,971	69,649
2.50% 9/1/52	8,225,698	6,739,173
2.50% 7/1/61	4,293,601	3,444,030
2.50% 9/1/61	2,057,857	1,650,660
2.50% 3/1/62	943,766	741,814
3.00% 9/1/31	64,034	59,000
3.00% 6/1/43	84,540	74,556
3.00% 7/1/43	187,711	165,543
3.00% 10/1/43	183,803	162,101
3.00% 1/1/45	156,332	137,892
3.00% 9/1/46	54,870	47,967
3.00% 10/1/46	643,997	561,959
3.00% 12/1/46	382,727	334,463
3.00% 1/1/47	4,586,243	4,025,385
3.00% 2/1/47	1,678,216	1,473,092
3.00% 11/1/48	240,234	211,901
3.00% 2/1/50	646,899	575,883
3.00% 4/1/50	1,186,010	1,026,882
3.00% 10/1/50	556,123	483,659
3.00% 11/1/50	1,303,239	1,123,017
3.00% 6/1/51	137,790	120,331
3.00% 8/1/51	1,360,195	1,185,503
3.00% 10/1/51	293,531	254,370
3.00% 11/1/51	2,605,592	2,252,837
3.00% 12/1/51	542,340	471,484
3.00% 1/1/52	8,301,578	7,103,548
3.00% 2/1/52	2,383,125	2,045,912
3.00% 3/1/52	6,909,761	5,955,319
3.00% 4/1/52	935,634	801,977
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 6/1/52	525,950	$448,900
3.00% 7/1/60	619,187	514,376
3.00% 3/1/61	958,147	805,592
3.00% 6/1/62	1,260,490	1,046,827
3.50% 12/1/42	71,401	65,024
3.50% 3/1/43	582,492	532,491
3.50% 11/1/44	5,679,013	5,147,080
3.50% 2/1/46	267,090	244,383
3.50% 10/1/46	120,703	110,438
3.50% 12/1/46	790,827	720,744
3.50% 12/1/47	1,563,410	1,406,859
3.50% 11/1/48	6,901,737	6,253,626
3.50% 8/1/49	523,202	479,445
3.50% 6/1/50	106,325	95,650
3.50% 11/1/51	1,875,387	1,666,516
3.50% 12/1/51	157,166	140,900
3.50% 1/1/52	657,343	588,353
3.50% 3/1/52	564,372	501,717
3.50% 4/1/52	2,656,207	2,366,744
3.50% 5/1/52	3,459,603	3,092,519
3.50% 6/1/52	1,779,137	1,585,811
3.50% 3/1/60	676,690	593,952
3.50% 3/1/62	2,841,791	2,480,604
3.50% 6/1/62	972,025	845,857
4.00% 11/1/42	449,025	423,191
4.00% 4/1/44	1,030,353	965,187
4.00% 10/1/44	5,440,523	5,095,876
4.00% 12/1/44	175,259	164,250
4.00% 2/1/47	88,914	83,255
4.00% 5/1/47	672,037	627,459
4.00% 6/1/47	473,590	444,876
4.00% 6/1/48	112,534	105,359
4.00% 10/1/48	463,607	430,148
4.00% 1/1/49	485,279	452,845
4.00% 7/1/49	136,967	127,283
4.00% 3/1/50	419,647	387,183
4.00% 2/1/51	874,766	806,346
4.00% 11/1/51	658,064	603,735
4.00% 12/1/51	459,114	421,584
4.00% 4/1/52	4,635,902	4,278,113
4.00% 5/1/52	77,316	71,755
4.00% 7/1/52	1,066,245	982,313
4.00% 7/1/56	186,844	171,565
4.00% 8/1/56	3,487,490	3,197,944
4.00% 6/1/57	741,363	679,828
4.00% 8/1/58	1,393,896	1,289,420
4.00% 8/1/59	1,130,402	1,040,200
4.00% 12/1/61	832,310	752,344
4.00% 3/1/62	267,200	240,368
4.00% 6/1/62	304,691	280,329
4.27% 10/1/32	487,855	471,616
4.50% 4/1/39	64,681	62,279
4.50% 5/1/39	1,969	1,913
4.50% 6/1/39	426,459	414,251
LVIP JPMorgan Core Bond Fund-10

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 10/1/43	472,720	$459,197
4.50% 2/1/46	108,596	104,950
4.50% 3/1/46	682,367	659,461
4.50% 6/1/48	260,798	251,339
4.50% 7/1/48	340,746	327,047
4.50% 8/1/48	536,638	514,843
4.50% 10/1/48	26,082	25,054
4.50% 11/1/48	261,423	250,698
4.50% 4/1/49	194,966	185,475
4.50% 5/1/49	146,578	139,592
4.50% 7/1/49	365,451	349,533
4.50% 9/1/49	1,601,039	1,535,414
4.50% 1/1/50	2,628,937	2,549,821
4.50% 3/1/50	260,209	251,461
4.50% 5/1/50	338,712	322,733
4.50% 9/1/51	315,604	301,040
4.50% 8/1/52	250,641	236,633
4.50% 9/1/52	709,792	671,325
4.50% 11/1/52	1,723,986	1,628,698
4.50% 1/1/53	722,048	681,750
4.50% 3/1/53	650,158	613,824
4.50% 4/1/53	542,046	511,416
4.50% 9/1/57	909,275	864,070
4.50% 8/1/58	891,265	846,970
4.50% 1/1/59	81,160	76,525
4.50% 6/1/62	867,421	817,809
5.00% 9/1/35	8,164	8,053
5.00% 9/1/48	598,779	593,088
5.00% 10/1/48	151,382	148,388
5.00% 1/1/49	269,554	265,880
5.00% 2/1/49	76,708	75,057
5.00% 4/1/49	160,447	158,562
5.00% 6/1/49	113,660	111,356
5.00% 9/1/49	801,731	789,977
5.00% 12/1/49	768,328	756,873
5.00% 6/1/52	404,611	394,718
5.00% 7/1/52	398,454	387,796
5.00% 8/1/52	171,829	166,421
5.00% 12/1/52	83,726	81,162
5.00% 1/1/53	461,898	447,514
5.00% 2/1/53	466,166	451,731
5.00% 3/1/53	783,713	759,057
5.00% 4/1/53	811,007	785,469
5.00% 5/1/53	467,708	453,001
5.00% 6/1/53	1,662,533	1,607,208
5.00% 12/1/61	809,322	786,025
5.50% 5/1/34	165,301	165,904
5.50% 9/1/36	216,736	217,527
5.50% 1/1/38	668,719	671,152
5.50% 2/1/38	2,215	2,207
5.50% 3/1/38	1,362	1,367
5.50% 6/1/38	462	464
5.50% 1/1/39	247,985	248,890
5.50% 3/1/40	442,371	443,982
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 3/1/41	227,020	$227,846
5.50% 6/1/41	150,448	151,000
5.50% 7/1/41	488,637	490,420
5.50% 8/1/52	161,227	159,103
5.50% 2/1/53	277,494	274,496
5.50% 4/1/53	734,722	726,785
5.50% 5/1/53	1,211,442	1,201,036
5.50% 9/1/53	6,239,912	6,166,314
5.50% 1/1/58	1,088,144	1,107,409
6.00% 1/1/29	417	418
6.00% 3/1/32	5,462	5,549
6.00% 3/1/33	2,562	2,589
6.00% 10/1/39	264,378	269,007
6.00% 7/1/41	658,239	672,291
6.00% 1/1/53	335,899	338,464
6.00% 3/1/53	186,363	187,665
6.00% 5/1/53	893,300	901,298
6.00% 6/1/53	93,883	94,370
6.00% 7/1/53	1,947,478	1,963,186
6.50% 9/1/25	150	154
6.50% 4/1/32	13,909	14,311
6.50% 11/1/36	19,704	20,341
6.50% 10/1/38	127,907	130,197
6.50% 11/1/52	330,603	339,899
6.50% 1/1/53	1,614,325	1,659,725
6.50% 2/1/53	459,024	470,841
7.00% 6/1/35	220,189	226,527
7.50% 3/1/30	2,304	2,302
8.00% 3/1/27	3,230	3,251
8.00% 11/1/28	7,201	7,338
8.50% 6/1/30	186	185
•Freddie Mac ARM
2.88% (RFUCCT1Y + 1.62%) 11/1/47	754,089	734,351
3.01% (RFUCCT1Y + 1.63%) 11/1/48	2,154,423	2,029,451
3.10% (RFUCCT1Y + 1.62%) 2/1/50	1,217,244	1,171,588
6.02% (RFUCCT1Y + 1.79%) 1/1/37	6,801	6,829
6.27% (RFUCCT1Y + 1.58%) 3/1/35	12,168	12,165
6.30% (H15T1Y + 2.11%) 1/1/27	2,654	2,629
6.49% (H15T1Y + 2.25%) 4/1/30	1,003	994
6.78% (RFUCCT1Y + 1.75%) 4/1/34	5,248	5,239
Freddie Mac S.F. 10 yr
3.50% 4/1/33	155,783	148,010
3.75% 8/1/32	1,200,000	1,112,932
7.00% 7/1/29	19,783	20,034
Freddie Mac S.F. 15 yr
3.00% 9/1/32	82,144	77,634
3.00% 10/1/32	85,975	81,145
LVIP JPMorgan Core Bond Fund-11

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)
3.00% 10/1/33	52,823	$49,444
3.00% 12/1/33	25,616	23,955
Freddie Mac S.F. 20 yr
1.50% 11/1/40	2,245,125	1,817,836
1.50% 5/1/41	2,345,155	1,896,836
1.50% 7/1/41	1,750,052	1,414,664
1.50% 10/1/41	2,451,465	1,975,559
1.50% 11/1/41	330,302	266,180
2.00% 10/1/40	1,074,690	907,766
2.00% 7/1/41	1,050,744	887,487
2.00% 9/1/41	2,750,073	2,318,229
2.00% 10/1/41	1,121,857	941,291
2.00% 11/1/41	620,788	523,940
2.00% 12/1/41	1,233,989	1,032,339
2.00% 1/1/42	3,812,387	3,192,250
2.00% 2/1/42	1,084,026	906,271
2.00% 4/1/42	2,440,507	2,052,979
2.00% 5/1/42	180,619	150,892
2.00% 8/1/42	176,394	148,640
2.50% 4/1/41	138,182	120,354
2.50% 3/1/42	417,911	360,767
3.00% 6/1/36	60,046	55,393
3.00% 5/1/42	85,407	74,824
3.00% 7/1/42	521,953	461,520
3.00% 9/1/42	963,799	851,012
3.50% 1/1/38	870,113	813,316
3.50% 6/1/42	149,312	135,324
4.00% 6/1/42	69,531	65,272
Freddie Mac S.F. 30 yr
1.50% 2/1/51	633,050	475,458
1.50% 3/1/52	453,399	338,710
2.00% 11/1/50	1,239,891	985,534
2.00% 2/1/51	2,812,097	2,240,551
2.00% 3/1/51	1,586,314	1,264,740
2.00% 4/1/51	482,403	387,600
2.00% 6/1/51	890,398	706,330
2.00% 8/1/51	814,275	641,658
2.00% 2/1/52	623,314	492,416
2.50% 7/1/50	4,389,767	3,627,144
2.50% 10/1/50	913,776	762,653
2.50% 11/1/50	3,264,359	2,723,736
2.50% 12/1/50	3,486,047	2,902,729
2.50% 1/1/51	39,315	32,684
2.50% 2/1/51	1,349,176	1,125,123
2.50% 3/1/51	69,128	58,010
2.50% 5/1/51	905,985	749,228
2.50% 7/1/51	329,631	270,248
2.50% 8/1/51	2,468,413	2,054,805
2.50% 9/1/51	493,569	410,534
2.50% 10/1/51	3,294,596	2,721,109
2.50% 11/1/51	5,923,429	4,934,990
2.50% 12/1/51	155,952	128,650
2.50% 1/1/52	18,721,031	15,501,496
2.50% 2/1/52	928,829	772,933
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
2.50% 3/1/52	84,037	$69,872
2.50% 4/1/52	6,888,575	5,723,190
3.00% 1/1/47	1,702,713	1,488,898
3.00% 9/1/48	35,125	30,671
3.00% 9/1/49	348,992	303,477
3.00% 11/1/49	347,011	300,788
3.00% 1/1/50	41,874	36,559
3.00% 6/1/50	1,014,996	867,541
3.00% 8/1/50	4,939,549	4,268,609
3.00% 2/1/51	156,606	134,940
3.00% 6/1/51	485,170	419,186
3.00% 10/1/51	424,944	366,995
3.00% 11/1/51	301,844	258,149
3.00% 12/1/51	174,030	149,252
3.00% 1/1/52	244,938	211,362
3.00% 2/1/52	1,409,050	1,200,202
3.00% 4/1/52	174,157	150,089
3.50% 7/1/50	655,142	586,519
3.50% 12/1/50	815,665	726,193
3.50% 1/1/52	160,350	142,982
3.50% 4/1/52	1,481,061	1,311,940
3.50% 5/1/52	1,657,089	1,469,116
3.50% 6/1/52	1,815,383	1,615,937
4.00% 9/1/32	200,000	189,151
4.00% 8/1/44	13,407	12,432
4.00% 5/1/45	8,585	8,049
4.00% 10/1/45	13,642	12,773
4.00% 11/1/45	11,348	10,624
4.00% 1/1/46	113,234	106,294
4.00% 7/1/49	5,147,571	4,791,732
4.00% 1/1/50	254,703	236,016
4.00% 7/1/50	847,328	783,478
4.00% 4/1/52	4,445,219	4,096,666
4.00% 7/1/52	333,990	311,723
4.00% 2/1/53	1,616,834	1,498,739
4.50% 10/1/35	104,941	101,685
4.50% 3/1/47	551,838	532,811
4.50% 5/1/47	31,705	30,528
4.50% 6/1/47	519,398	500,989
4.50% 9/1/50	172,942	164,634
4.50% 1/1/51	554,972	530,417
4.50% 7/1/52	724,572	688,028
4.50% 8/1/52	181,735	174,106
4.50% 9/1/52	178,417	168,439
4.50% 10/1/52	1,569,204	1,482,337
4.50% 11/1/52	2,349,629	2,223,532
4.50% 12/1/52	540,153	510,000
5.00% 1/1/49	10,563	10,400
5.00% 7/1/52	1,996,560	1,938,461
5.00% 11/1/52	357,797	346,880
5.00% 12/1/52	448,359	434,820
5.00% 1/1/53	971,971	941,611
5.00% 3/1/53	819,706	797,760
5.00% 4/1/53	1,210,041	1,172,766
LVIP JPMorgan Core Bond Fund-12

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.00% 6/1/53	477,019	$462,021
5.50% 10/1/33	13,890	14,028
5.50% 12/1/52	453,326	448,042
5.50% 1/1/53	256,550	253,781
5.50% 3/1/53	548,086	542,685
5.50% 4/1/53	1,209,318	1,194,417
5.50% 5/1/53	1,090,728	1,080,489
5.50% 6/1/53	833,985	824,864
5.50% 7/1/53	284,351	283,157
6.00% 2/1/32	1,882	1,920
6.00% 12/1/52	1,383,327	1,397,392
6.50% 6/1/29	2,779	2,832
6.50% 11/1/34	3,192	3,269
6.50% 1/1/53	364,377	372,600
6.50% 2/1/53	874,976	898,117
6.50% 3/1/53	64,340	65,987
6.50% 4/1/53	669,912	686,716
6.50% 5/1/53	1,235,539	1,270,000
7.00% 4/1/35	21,726	22,366
8.50% 7/1/28	220	223
GNMA I S.F. 30 yr
3.00% 9/15/42	332,901	297,266
3.00% 10/15/42	26,373	23,548
3.50% 5/15/50	229,663	210,309
4.00% 3/15/50	31,431	29,265
5.50% 6/15/38	473,256	491,157
5.50% 7/15/38	441,612	458,314
5.50% 9/15/38	735,873	765,657
6.00% 5/15/37	24,941	25,291
6.00% 10/15/38	3,423	3,505
6.50% 3/15/28	422	427
6.50% 12/15/38	10,291	10,652
7.00% 12/15/25	54	54
7.00% 11/15/27	375	377
7.00% 6/15/28	819	823
7.00% 6/15/33	2,612	2,710
7.50% 9/15/28	754	756
8.00% 10/15/27	800	802
•GNMA II
6.68% (H15T1Y + 1.66%) 4/20/72	1,240,148	1,288,540
6.68% (H15T1Y + 1.67%) 4/20/72	1,175,285	1,222,192
6.71% (H15T1Y + 1.70%) 2/20/72	1,234,287	1,282,525
6.71% (H15T1Y + 1.70%) 3/20/72	1,024,201	1,065,578
6.81% (H15T1Y + 1.84%) 8/20/71	1,313,823	1,369,521
6.83% (H15T1Y + 1.83%) 7/20/72	937,647	984,955
GNMA II S.F. 10 yr 3.75% 12/20/32	57,464	55,068
GNMA II S.F. 30 yr
2.00% 12/20/50	1,202,021	955,893
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
2.00% 2/20/51	1,228,749	$994,818
2.00% 3/20/51	1,303,170	1,026,329
2.50% 10/20/49	654,133	555,008
2.50% 12/20/50	927,925	771,982
2.50% 1/20/51	289,229	243,589
2.50% 2/20/51	4,751,155	4,002,417
2.50% 5/20/51	273,513	227,536
2.50% 6/20/51	390,188	324,372
2.50% 7/20/51	686,724	575,368
2.50% 8/20/51	8,893,557	7,471,567
2.50% 10/20/51	4,429,093	3,700,762
2.50% 11/20/51	571,391	477,974
2.50% 12/20/51	2,112,209	1,760,056
2.50% 8/20/52	83,959	70,606
2.50% 9/20/52	339,141	285,240
2.50% 2/20/53	797,046	670,664
3.00% 1/20/46	42,716	37,827
3.00% 8/20/46	322,544	285,589
3.00% 11/20/46	167,415	147,904
3.00% 2/20/47	57,445	50,764
3.00% 4/20/47	38,194	33,716
3.00% 9/20/47	221,717	195,670
3.00% 1/20/50	632,894	552,540
3.00% 3/20/50	555,936	480,203
3.00% 7/20/50	929,218	809,505
3.00% 2/20/51	6,678,407	5,818,656
3.00% 5/20/51	61,760	53,863
3.00% 7/20/51	547,519	477,888
3.00% 9/20/51	4,505,410	3,928,377
3.00% 10/20/51	527,967	460,344
3.00% 11/20/51	813,777	699,354
3.00% 12/20/51	797,525	695,365
3.00% 1/20/52	820,883	714,243
3.00% 2/20/52	2,288,770	2,000,073
3.00% 3/20/52	8,699,088	7,550,462
3.00% 4/20/52	1,823,151	1,551,278
3.00% 11/20/52	620,603	541,052
3.00% 12/20/52	955,720	834,499
3.00% 1/20/53	452,431	394,465
3.00% 4/20/53	175,008	152,851
3.50% 3/20/45	9,116	8,323
3.50% 4/20/45	162,115	147,996
3.50% 11/20/45	181,447	165,485
3.50% 1/20/46	108,083	98,527
3.50% 3/20/46	516,117	470,484
3.50% 4/20/46	346,756	315,943
3.50% 5/20/46	142,168	129,510
3.50% 6/20/46	238,715	217,423
3.50% 7/20/46	147,480	134,267
3.50% 9/20/46	43,907	39,991
3.50% 9/20/47	1,827,534	1,660,142
3.50% 10/20/47	356,730	322,854
3.50% 9/20/48	5,046,994	4,580,418
3.50% 10/20/48	107,320	97,481
LVIP JPMorgan Core Bond Fund-13

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.50% 11/20/48	1,059,909	$962,623
3.50% 10/20/49	76,487	69,135
3.50% 2/20/50	110,190	98,920
3.50% 4/20/50	872,458	780,656
3.50% 2/20/52	677,279	606,851
3.50% 3/20/52	360,097	316,143
3.50% 4/20/52	2,260,139	2,029,241
3.50% 6/20/52	349,817	309,739
3.50% 12/20/52	1,377,268	1,236,568
3.50% 2/20/53	89,692	80,923
3.75% 4/20/48	1,383,439	1,270,931
4.00% 10/20/44	23,345	22,143
4.00% 8/20/46	434,024	407,269
4.00% 2/20/47	121,535	113,997
4.00% 6/20/47	1,107,015	1,033,967
4.00% 9/20/47	672,653	630,718
4.00% 11/20/47	351,634	329,730
4.00% 12/20/47	142,696	133,726
4.00% 2/20/48	437,374	405,607
4.00% 3/20/48	1,486,828	1,392,519
4.00% 4/20/48	105,830	99,035
4.00% 5/20/48	155,126	145,118
4.00% 8/20/48	413,775	386,889
4.00% 9/20/48	123,980	115,905
4.00% 2/20/49	791,643	740,853
4.00% 3/20/49	246,883	230,586
4.00% 4/20/49	207,434	193,742
4.00% 10/20/49	84,974	79,486
4.00% 11/20/49	593,637	553,645
4.00% 1/20/50	66,215	60,565
4.00% 2/20/50	429,835	402,034
4.00% 3/20/50	464,351	431,133
4.00% 4/20/50	997,107	923,288
4.00% 2/20/52	931,594	860,503
4.00% 5/20/52	1,227,481	1,134,296
4.00% 6/20/52	1,232,123	1,141,968
4.00% 8/20/52	2,109,926	1,949,741
4.00% 4/20/53	188,294	173,999
4.50% 8/20/47	185,262	178,872
4.50% 4/20/48	334,694	322,677
4.50% 5/20/48	17,414	16,783
4.50% 6/20/48	393,933	379,565
4.50% 7/20/48	8,502	8,191
4.50% 8/20/48	1,462,097	1,406,732
4.50% 10/20/48	289,445	278,797
4.50% 12/20/48	512,481	493,602
4.50% 1/20/49	574,737	553,513
4.50% 2/20/49	520,313	501,071
4.50% 3/20/49	1,067,420	1,028,002
4.50% 9/20/49	683,661	667,359
4.50% 2/20/50	1,086,137	1,045,333
4.50% 3/20/50	115,373	111,084
4.50% 5/20/50	1,221,554	1,173,879
4.50% 11/20/50	578,558	550,572
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.50% 12/20/50	150,292	$144,752
4.50% 5/20/52	2,046,769	1,955,032
4.50% 8/20/52	989,949	941,754
4.50% 9/20/52	2,406,647	2,292,570
5.00% 5/20/48	121,441	120,050
5.00% 6/20/48	79,635	78,649
5.00% 9/20/48	150,551	148,547
5.00% 10/20/48	582,546	575,603
5.00% 11/20/48	244,612	241,936
5.00% 12/20/48	356,357	351,725
5.00% 1/20/49	414,874	408,969
5.00% 4/20/49	240,564	237,066
5.00% 9/20/49	244,951	242,070
5.00% 11/20/49	152,887	151,112
5.00% 1/20/50	221,193	218,494
5.00% 12/20/51	64,314	63,190
5.00% 9/20/52	450,361	444,253
5.00% 10/20/52	983,414	959,011
5.00% 11/20/52	1,357,593	1,323,905
5.00% 12/20/52	181,209	176,689
5.00% 1/20/53	3,009,382	2,935,975
5.00% 3/20/53	93,307	90,904
5.00% 5/20/53	468,312	456,736
5.00% 6/20/63	963,098	929,476
5.50% 11/20/52	1,584,033	1,573,435
5.50% 2/20/53	558,967	556,027
5.50% 6/20/53	808,179	801,936
5.50% 7/20/53	1,110,653	1,102,073
6.00% 4/20/53	985,482	989,864
6.00% 6/20/53	984,591	998,679
6.00% 6/20/63	913,416	909,638
7.50% 12/20/26	165	165
8.00% 11/20/26	2,581	2,605
8.00% 1/20/27	310	313
Total Agency Mortgage-Backed Securities (Cost $557,200,295)		558,576,951
AGENCY OBLIGATIONS–0.04%
^Fannie Mae Principal Strip 0.00% 3/23/28	630,000	531,462
Tennessee Valley Authority
4.25% 9/15/65	101,000	86,475
4.63% 9/15/60	93,000	86,026
5.88% 4/1/36	140,000	153,973
Total Agency Obligations (Cost $876,140)		857,936
CORPORATE BONDS–25.70%
Aerospace & Defense–0.72%
BAE Systems Holdings, Inc. 3.80% 10/7/24	45,000	44,747
BAE Systems PLC
1.90% 2/15/31	200,000	162,465
5.80% 10/11/41	51,000	51,447
LVIP JPMorgan Core Bond Fund-14

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Boeing Co.
2.20% 2/4/26	200,000	$187,975
2.70% 2/1/27	810,000	746,735
2.80% 3/1/27	240,000	221,005
3.20% 3/1/29	830,000	736,393
3.25% 3/1/28	224,000	204,244
3.75% 2/1/50	320,000	209,396
5.93% 5/1/60	560,000	500,669
6.30% 5/1/29	1,190,000	1,206,732
6.39% 5/1/31	675,000	687,188
6.53% 5/1/34	1,110,000	1,136,529
General Dynamics Corp. 4.25% 4/1/40	50,000	43,894
L3Harris Technologies, Inc.
4.85% 4/27/35	440,000	417,683
5.25% 6/1/31	1,080,000	1,076,386
5.40% 7/31/33	297,000	296,063
Lockheed Martin Corp.
4.15% 6/15/53	1,580,000	1,274,707
4.50% 5/15/36	640,000	600,787
Northrop Grumman Corp.
5.15% 5/1/40	140,000	133,627
5.25% 5/1/50	3,390,000	3,216,153
RTX Corp.
2.25% 7/1/30	570,000	486,809
3.13% 7/1/50	1,520,000	998,104
3.75% 11/1/46	80,000	59,860
4.13% 11/16/28	980,000	943,347
4.15% 5/15/45	138,000	111,483
4.35% 4/15/47	90,000	74,214
5.15% 2/27/33	221,000	218,705
		16,047,347
Agriculture–0.23%
Altria Group, Inc.
2.45% 2/4/32	1,730,000	1,398,842
3.40% 2/4/41	610,000	439,958
BAT Capital Corp.
2.26% 3/25/28	210,000	188,153
3.56% 8/15/27	600,000	569,917
4.39% 8/15/37	250,000	210,955
4.54% 8/15/47	754,000	580,568
BAT International Finance PLC 1.67% 3/25/26	160,000	149,888
Bunge Ltd. Finance Corp. 2.75% 5/14/31	400,000	342,183
Philip Morris International, Inc. 2.10% 5/1/30	810,000	685,953
Reynolds American, Inc. 5.85% 8/15/45	150,000	138,350
Viterra Finance BV 3.20% 4/21/31	400,000	345,487
		5,050,254
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines–0.23%
♦Air Canada Pass-Through Trust
3.30% 7/15/31	186,784	$170,632
3.55% 7/15/31	132,904	118,936
3.60% 9/15/28	59,838	56,786
4.13% 11/15/26	75,381	73,771
♦American Airlines Pass-Through Trust
3.00% 4/15/30	82,243	75,630
3.38% 11/1/28	879,883	830,676
3.70% 4/1/28	25,256	24,121
♦British Airways Pass-Through Trust
3.30% 6/15/34	121,247	109,009
3.80% 3/20/33	51,617	48,507
4.13% 3/20/33	69,589	64,897
♦Continental Airlines Pass-Through Trust 4.00% 4/29/26	11,947	11,945
♦Delta Air Lines Pass-Through Trust 3.63% 1/30/29	251,818	240,263
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50% 10/20/25	579,995	572,971
4.75% 10/20/28	1,580,000	1,538,774
♦Spirit Airlines Pass-Through Trust 3.38% 8/15/31	41,041	36,135
♦United Airlines Pass-Through Trust
2.70% 11/1/33	179,364	155,170
2.88% 4/7/30	66,644	60,734
3.10% 4/7/30	213,261	191,563
3.65% 7/7/27	32,083	31,006
3.70% 9/1/31	297,580	270,037
4.00% 10/11/27	38,129	36,948
4.15% 2/25/33	197,073	184,639
4.30% 2/15/27	105,664	104,002
4.60% 9/1/27	68,562	67,054
		5,074,206
Apparel–0.07%
NIKE, Inc.
2.75% 3/27/27	320,000	303,010
2.85% 3/27/30	1,220,000	1,098,431
3.25% 3/27/40	330,000	256,725
		1,658,166
Auto Manufacturers–0.26%
General Motors Co.
5.60% 10/15/32	240,000	240,053
6.75% 4/1/46	150,000	156,637
General Motors Financial Co., Inc.
1.20% 10/15/24	110,000	108,568
1.25% 1/8/26	231,000	216,244
LVIP JPMorgan Core Bond Fund-15

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
General Motors Financial Co., Inc. (continued)
2.35% 1/8/31	97,000	$79,577
2.70% 6/10/31	320,000	264,564
3.80% 4/7/25	180,000	177,278
5.40% 5/8/27	730,000	729,598
5.75% 2/8/31	810,000	812,161
5.95% 4/4/34	690,000	690,590
Hyundai Capital America
1.30% 1/8/26	115,000	107,908
1.50% 6/15/26	45,000	41,701
1.80% 10/15/25	140,000	133,381
1.80% 1/10/28	215,000	190,520
2.38% 10/15/27	130,000	118,564
3.00% 2/10/27	200,000	188,679
5.65% 6/26/26	1,280,000	1,282,847
Stellantis Finance U.S., Inc. 2.69% 9/15/31	200,000	165,322
		5,704,192
Auto Parts & Equipment–0.00%
Lear Corp. 2.60% 1/15/32	110,000	90,082
		90,082
Banks–9.43%
μABN AMRO Bank NV
2.47% 12/13/29	900,000	791,716
6.58% 10/13/26	1,800,000	1,818,099
μAIB Group PLC 6.61% 9/13/29	850,000	877,389
ANZ New Zealand International Ltd.
2.55% 2/13/30	200,000	175,135
3.45% 1/21/28	200,000	189,267
5.36% 8/14/28	300,000	303,162
Banco Nacional de Panama 2.50% 8/11/30	300,000	230,774
Banco Santander SA
μ1.72% 9/14/27	200,000	183,404
2.75% 5/28/25	3,400,000	3,311,710
μ4.18% 3/24/28	200,000	192,769
5.59% 8/8/28	600,000	605,551
6.61% 11/7/28	600,000	630,170
Bank of America Corp.
μ1.32% 6/19/26	1,780,000	1,705,612
μ1.66% 3/11/27	100,000	93,758
μ1.73% 7/22/27	235,000	217,827
μ1.90% 7/23/31	1,450,000	1,194,351
μ2.09% 6/14/29	204,000	180,977
μ2.57% 10/20/32	2,450,000	2,030,691
μ2.59% 4/29/31	1,083,000	936,379
μ2.68% 6/19/41	743,000	519,124
μ2.97% 2/4/33	3,510,000	2,970,425
μ3.37% 1/23/26	100,000	98,616
μ3.59% 7/21/28	2,840,000	2,703,062
μ3.71% 4/24/28	260,000	249,031
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America Corp. (continued)
3.95% 4/21/25	92,000	$90,679
μ3.97% 3/5/29	1,596,000	1,526,004
μ3.97% 2/7/30	890,000	842,851
μ4.08% 3/20/51	3,690,000	2,947,002
4.25% 10/22/26	2,600,000	2,535,466
μ4.33% 3/15/50	720,000	601,052
μ4.38% 4/27/28	360,000	351,374
4.45% 3/3/26	3,890,000	3,825,362
5.00% 1/21/44	1,660,000	1,561,654
μ5.08% 1/20/27	313,000	311,121
μ5.20% 4/25/29	590,000	589,065
μ5.29% 4/25/34	650,000	643,178
μ5.82% 9/15/29	710,000	724,863
μ5.87% 9/15/34	420,000	432,052
μBank of Ireland Group PLC
2.03% 9/30/27	206,000	189,728
5.60% 3/20/30	1,505,000	1,497,281
6.25% 9/16/26	287,000	288,393
Bank of Montreal 1.85% 5/1/25	1,470,000	1,425,905
Bank of New York Mellon Corp.
1.60% 4/24/25	380,000	368,342
μ6.32% 10/25/29	1,170,000	1,222,890
μ6.47% 10/25/34	980,000	1,056,927
Bank of Nova Scotia
1.30% 6/11/25	650,000	624,572
3.45% 4/11/25	1,610,000	1,583,457
μ4.59% 5/4/37	590,000	531,380
4.85% 2/1/30	390,000	383,733
Banque Federative du Credit Mutuel SA
1.60% 10/4/26	245,000	225,382
4.94% 1/26/26	760,000	753,698
μBarclays PLC
2.89% 11/24/32	200,000	165,440
4.97% 5/16/29	1,450,000	1,419,259
5.09% 6/20/30	600,000	573,629
6.50% 9/13/27	750,000	762,460
BNP Paribas SA
μ1.32% 1/13/27	232,000	216,562
μ2.22% 6/9/26	1,113,000	1,075,911
μ3.13% 1/20/33	320,000	269,289
3.38% 1/9/25	300,000	296,070
4.40% 8/14/28	1,360,000	1,305,941
4.63% 3/13/27	390,000	379,635
μ5.13% 1/13/29	2,720,000	2,696,492
μ5.20% 1/10/30	960,000	946,957
μ5.89% 12/5/34	1,230,000	1,259,867
BPCE SA
1.00% 1/20/26	305,000	284,807
μ1.65% 10/6/26	250,000	236,555
μ2.28% 1/20/32	250,000	201,773
LVIP JPMorgan Core Bond Fund-16

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
BPCE SA (continued)
4.63% 7/11/24	200,000	$199,855
5.15% 7/21/24	580,000	579,463
μ5.72% 1/18/30	592,000	590,757
μ5.94% 5/30/35	1,350,000	1,344,625
μ5.98% 1/18/27	250,000	250,162
μ6.71% 10/19/29	1,500,000	1,555,056
μ7.00% 10/19/34	975,000	1,042,286
μCaixaBank SA 6.68% 9/13/27	385,000	392,352
Citigroup, Inc.
μ2.52% 11/3/32	870,000	714,818
μ2.56% 5/1/32	625,000	520,848
μ2.57% 6/3/31	3,210,000	2,755,219
μ2.90% 11/3/42	75,000	52,312
μ3.06% 1/25/33	221,000	187,719
μ3.11% 4/8/26	510,000	499,653
3.30% 4/27/25	3,100,000	3,046,599
μ3.52% 10/27/28	75,000	70,889
μ3.67% 7/24/28	605,000	576,704
μ3.79% 3/17/33	1,250,000	1,113,786
μ3.89% 1/10/28	200,000	193,057
μ4.08% 4/23/29	74,000	70,942
4.40% 6/10/25	78,000	76,935
4.45% 9/29/27	7,790,000	7,593,177
4.65% 7/23/48	1,540,000	1,343,450
μ4.66% 5/24/28	300,000	295,222
4.75% 5/18/46	470,000	403,184
μ4.91% 5/24/33	1,990,000	1,910,918
8.13% 7/15/39	50,000	62,506
Cooperatieve Rabobank UA
μ3.65% 4/6/28	600,000	572,686
3.75% 7/21/26	450,000	433,172
μ3.76% 4/6/33	500,000	442,840
4.38% 8/4/25	2,740,000	2,696,892
μCredit Agricole SA
1.25% 1/26/27	400,000	372,984
1.91% 6/16/26	1,110,000	1,068,528
5.34% 1/10/30	1,560,000	1,543,345
6.32% 10/3/29	425,000	436,485
μDanske Bank AS
0.98% 9/10/25	1,010,000	999,974
3.24% 12/20/25	350,000	345,364
5.71% 3/1/30	970,000	972,706
Deutsche Bank AG
μ2.13% 11/24/26	205,000	194,546
μ2.55% 1/7/28	350,000	323,660
5.41% 5/10/29	985,000	983,529
μ5.71% 2/8/28	1,190,000	1,188,426
μ6.72% 1/18/29	150,000	154,797
μ6.82% 11/20/29	1,540,000	1,601,580
μDNB Bank ASA 1.61% 3/30/28	325,000	292,620
Federation des Caisses Desjardins du Quebec 5.70% 3/14/28	200,000	202,304
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group, Inc.
μ1.95% 10/21/27	195,000	$180,069
μ2.38% 7/21/32	95,000	78,017
2.60% 2/7/30	400,000	350,521
μ2.64% 2/24/28	301,000	280,740
μ2.65% 10/21/32	1,120,000	931,088
μ2.91% 7/21/42	580,000	407,289
μ3.21% 4/22/42	250,000	184,833
μ3.27% 9/29/25	137,000	136,117
3.50% 4/1/25	470,000	462,812
3.50% 11/16/26	2,690,000	2,581,828
μ3.62% 3/15/28	270,000	258,168
μ3.69% 6/5/28	3,022,000	2,890,911
μ3.81% 4/23/29	45,000	42,698
μ4.02% 10/31/38	400,000	340,179
μ4.22% 5/1/29	1,780,000	1,713,472
4.25% 10/21/25	1,695,000	1,665,296
μ4.41% 4/23/39	215,000	190,112
4.75% 10/21/45	810,000	727,163
5.15% 5/22/45	610,000	570,610
μ5.80% 8/10/26	330,000	330,130
6.25% 2/1/41	1,260,000	1,337,912
μ6.48% 10/24/29	1,330,000	1,388,580
6.75% 10/1/37	650,000	701,239
HSBC Holdings PLC
μ2.21% 8/17/29	200,000	175,813
μ2.36% 8/18/31	300,000	250,659
μ3.97% 5/22/30	1,740,000	1,626,511
μ4.04% 3/13/28	2,010,000	1,936,429
6.10% 1/14/42	120,000	127,650
μ6.25% 3/9/34	250,000	260,301
6.50% 9/15/37	250,000	256,034
μ7.39% 11/3/28	315,000	333,117
ING Groep NV 3.95% 3/29/27	200,000	193,054
μKBC Group NV 6.32% 9/21/34	520,000	539,748
μKeyCorp 4.79% 6/1/33	55,000	50,214
Lloyds Banking Group PLC
μ1.63% 5/11/27	245,000	227,593
μ3.51% 3/18/26	200,000	196,689
4.50% 11/4/24	220,000	218,854
4.58% 12/10/25	200,000	196,359
4.65% 3/24/26	1,070,000	1,050,317
μ5.46% 1/5/28	1,180,000	1,177,493
μ5.68% 1/5/35	1,285,000	1,279,823
μ5.72% 6/5/30	1,000,000	1,008,126
μMacquarie Bank Ltd. 3.05% 3/3/36	200,000	166,027
Macquarie Group Ltd.
μ1.34% 1/12/27	210,000	196,570
μ5.03% 1/15/30	220,000	216,439
6.21% 11/22/24	330,000	330,447
Mitsubishi UFJ Financial Group, Inc.
μ1.54% 7/20/27	220,000	203,582
2.05% 7/17/30	340,000	284,003
LVIP JPMorgan Core Bond Fund-17

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc. (continued)
3.75% 7/18/39	515,000	$430,181
μ3.84% 4/17/26	570,000	561,415
μ4.08% 4/19/28	590,000	571,380
μMizuho Financial Group, Inc.
1.23% 5/22/27	255,000	235,714
2.87% 9/13/30	220,000	194,507
5.74% 5/27/31	400,000	405,943
5.78% 7/6/29	380,000	385,101
Morgan Stanley
μ1.79% 2/13/32	280,000	224,713
μ2.19% 4/28/26	2,230,000	2,165,652
μ2.48% 1/21/28	39,000	36,365
μ2.70% 1/22/31	1,740,000	1,525,250
μ3.22% 4/22/42	265,000	198,353
•3.59% 7/22/28	222,000	211,100
μ3.62% 4/1/31	3,530,000	3,239,179
μ3.77% 1/24/29	1,326,000	1,262,229
4.30% 1/27/45	85,000	72,025
4.35% 9/8/26	20,000	19,562
μ4.43% 1/23/30	209,000	202,184
μ5.12% 2/1/29	155,000	154,387
μ5.16% 4/20/29	490,000	488,410
μ5.17% 1/16/30	100,000	99,752
μ5.42% 7/21/34	120,000	119,396
μ5.45% 7/20/29	175,000	176,079
Morgan Stanley Bank NA 4.75% 4/21/26	285,000	282,432
National Securities Clearing Corp. 1.50% 4/23/25	380,000	368,387
NatWest Group PLC
4.80% 4/5/26	283,000	279,494
μ4.89% 5/18/29	1,660,000	1,622,674
μ5.08% 1/27/30	215,000	211,214
μ5.78% 3/1/35	4,150,000	4,163,166
μ5.81% 9/13/29	440,000	445,750
μ5.85% 3/2/27	830,000	831,940
NatWest Markets PLC 5.41% 5/17/29	345,000	346,066
Nordea Bank Abp 5.38% 9/22/27	200,000	201,006
μNorthern Trust Corp. 3.38% 5/8/32	29,000	27,398
PNC Bank NA 2.50% 8/27/24	250,000	248,771
μPNC Financial Services Group, Inc. 5.07% 1/24/34	361,000	348,924
Royal Bank of Canada
1.15% 6/10/25	620,000	595,351
3.88% 5/4/32	1,930,000	1,767,838
μSantander Holdings USA, Inc. 6.17% 1/9/30	1,460,000	1,471,358
μSantander U.K. Group Holdings PLC
1.67% 6/14/27	220,000	203,376
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μSantander U.K. Group Holdings PLC (continued)
6.53% 1/10/29	470,000	$482,814
6.83% 11/21/26	434,000	439,789
Skandinaviska Enskilda Banken AB 5.38% 3/5/29	1,630,000	1,632,358
μSociete Generale SA
1.49% 12/14/26	260,000	243,061
1.79% 6/9/27	215,000	198,316
2.89% 6/9/32	500,000	407,898
5.63% 1/19/30	1,811,000	1,786,253
μStandard Chartered PLC
1.46% 1/14/27	245,000	229,478
5.69% 5/14/28	1,055,000	1,055,159
5.91% 5/14/35	2,085,000	2,066,628
6.10% 1/11/35	1,128,000	1,144,054
6.19% 7/6/27	225,000	227,158
μState Street Corp. 4.82% 1/26/34	200,000	193,098
Sumitomo Mitsui Financial Group, Inc.
3.01% 10/19/26	25,000	23,751
3.04% 7/16/29	345,000	311,132
5.52% 1/13/28	370,000	373,998
5.71% 1/13/30	370,000	377,260
5.72% 9/14/28	510,000	519,845
Sumitomo Mitsui Trust Bank Ltd. 1.55% 3/25/26	403,000	377,714
Toronto-Dominion Bank
1.15% 6/12/25	620,000	595,522
4.46% 6/8/32	1,180,000	1,112,023
5.16% 1/10/28	240,000	239,712
5.52% 7/17/28	110,000	111,367
μTruist Financial Corp.
5.71% 1/24/35	800,000	796,508
6.05% 6/8/27	2,000,000	2,014,008
7.16% 10/30/29	1,420,000	1,507,847
U.S. Bancorp
1.45% 5/12/25	1,460,000	1,410,059
μ2.22% 1/27/28	130,000	120,195
μ5.78% 6/12/29	840,000	852,719
μ5.84% 6/12/34	330,000	334,588
UBS AG
4.50% 6/26/48	200,000	175,617
4.75% 8/9/24	670,000	669,167
5.00% 7/9/27	1,560,000	1,547,156
7.50% 2/15/28	2,620,000	2,803,328
UBS Group AG
μ1.31% 2/2/27	270,000	251,721
μ2.19% 6/5/26	250,000	241,595
μ2.75% 2/11/33	440,000	359,603
μ3.09% 5/14/32	840,000	716,525
μ3.87% 1/12/29	250,000	235,977
4.13% 4/15/26	890,000	867,452
μ4.19% 4/1/31	1,280,000	1,194,912
LVIP JPMorgan Core Bond Fund-18

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
UBS Group AG (continued)
μ4.49% 5/12/26	350,000	$345,872
4.55% 4/17/26	870,000	854,926
μ4.75% 5/12/28	1,320,000	1,292,770
μ9.02% 11/15/33	390,000	470,050
μUniCredit SpA 1.98% 6/3/27	200,000	186,457
Wells Fargo & Co.
μ2.19% 4/30/26	2,160,000	2,097,454
μ2.39% 6/2/28	750,000	690,741
μ2.88% 10/30/30	1,390,000	1,233,008
3.00% 10/23/26	1,060,000	1,006,932
μ3.35% 3/2/33	1,070,000	927,910
4.15% 1/24/29	1,290,000	1,240,247
4.30% 7/22/27	670,000	652,292
μ4.48% 4/4/31	1,230,000	1,177,596
μ5.01% 4/4/51	7,300,000	6,649,695
μ5.56% 7/25/34	310,000	309,771
μ5.57% 7/25/29	870,000	877,893
Westpac New Zealand Ltd. 4.90% 2/15/28	560,000	555,779
		211,164,405
Beverages–0.13%
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/49	1,610,000	1,622,037
Coca-Cola Femsa SAB de CV 1.85% 9/1/32	215,000	166,835
Constellation Brands, Inc.
2.25% 8/1/31	100,000	82,081
2.88% 5/1/30	420,000	370,664
4.35% 5/9/27	490,000	477,884
4.50% 5/9/47	65,000	54,327
4.75% 5/9/32	20,000	19,223
5.25% 11/15/48	25,000	23,264
		2,816,315
Biotechnology–0.05%
Amgen, Inc.
1.65% 8/15/28	120,000	104,982
4.66% 6/15/51	300,000	256,313
Baxalta, Inc. 5.25% 6/23/45	3,000	2,819
Gilead Sciences, Inc.
2.60% 10/1/40	310,000	213,652
3.65% 3/1/26	160,000	155,515
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	460,000	378,861
Royalty Pharma PLC 1.20% 9/2/25	98,000	93,071
		1,205,213
Building Materials–0.05%
Carrier Global Corp. 3.58% 4/5/50	70,000	50,917
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Lennox International, Inc. 1.35% 8/1/25	540,000	$515,514
Martin Marietta Materials, Inc.
3.45% 6/1/27	52,000	49,729
3.50% 12/15/27	100,000	95,073
Masco Corp.
2.00% 10/1/30	90,000	74,132
6.50% 8/15/32	80,000	85,112
Trane Technologies Financing Ltd. 5.25% 3/3/33	150,000	151,081
		1,021,558
Chemicals–0.09%
Albemarle Corp. 5.45% 12/1/44	50,000	45,511
Celanese U.S. Holdings LLC 6.05% 3/15/25	41,000	41,052
Dow Chemical Co. 4.55% 11/30/25	14,000	13,829
DuPont de Nemours, Inc. 5.32% 11/15/38	361,000	371,342
LYB International Finance III LLC
1.25% 10/1/25	79,000	74,753
3.63% 4/1/51	245,000	168,439
Nutrien Ltd.
4.00% 12/15/26	70,000	67,730
4.13% 3/15/35	90,000	80,203
4.20% 4/1/29	25,000	23,922
5.00% 4/1/49	40,000	35,216
OCP SA 4.50% 10/22/25	960,000	940,800
Union Carbide Corp. 7.75% 10/1/96	75,000	91,339
		1,954,136
Commercial Services–0.30%
DP World Ltd.
4.70% 9/30/49	1,030,000	854,900
5.63% 9/25/48	3,080,000	2,926,000
Element Fleet Management Corp.
6.27% 6/26/26	235,000	237,750
6.32% 12/4/28	990,000	1,023,460
ERAC USA Finance LLC
5.63% 3/15/42	12,000	11,995
7.00% 10/15/37	160,000	181,126
Ford Foundation 2.82% 6/1/70	90,000	52,309
Global Payments, Inc.
2.90% 5/15/30	48,000	41,787
2.90% 11/15/31	92,000	77,034
3.20% 8/15/29	236,000	212,025
5.30% 8/15/29	91,000	90,368
LVIP JPMorgan Core Bond Fund-19

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Pepperdine University 3.30% 12/1/59	110,000	$70,200
Quanta Services, Inc.
2.35% 1/15/32	270,000	219,372
2.90% 10/1/30	360,000	317,147
S&P Global, Inc. 2.90% 3/1/32	193,000	166,776
University of Miami 4.06% 4/1/52	120,000	96,544
University of Southern California 3.23% 10/1/20	110,000	65,662
		6,644,455
Computers–0.19%
Apple, Inc.
1.13% 5/11/25	1,530,000	1,476,517
2.45% 8/4/26	720,000	683,956
2.70% 8/5/51	965,000	612,880
3.45% 2/9/45	82,000	63,540
3.75% 9/12/47	140,000	111,710
CGI, Inc. 2.30% 9/14/31	370,000	294,582
Dell International LLC/EMC Corp.
4.90% 10/1/26	292,000	289,143
5.25% 2/1/28	287,000	288,900
6.02% 6/15/26	128,000	129,339
Leidos, Inc.
2.30% 2/15/31	120,000	98,870
5.75% 3/15/33	150,000	151,309
		4,200,746
Cosmetics & Personal Care–0.13%
Haleon U.S. Capital LLC
3.38% 3/24/27	590,000	562,996
3.38% 3/24/29	850,000	789,224
3.63% 3/24/32	640,000	573,327
Kenvue, Inc. 4.90% 3/22/33	930,000	919,766
		2,845,313
Distribution/Wholesale–0.00%
WW Grainger, Inc. 4.60% 6/15/45	77,000	68,956
		68,956
Diversified Financial Services–1.37%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	1,520,000	1,417,907
2.88% 8/14/24	150,000	149,399
3.00% 10/29/28	2,670,000	2,426,417
3.30% 1/30/32	1,535,000	1,318,897
6.10% 1/15/27	440,000	446,454
American Express Co.
2.50% 7/30/24	3,130,000	3,130,000
μ5.10% 2/16/28	1,300,000	1,294,207
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Aviation Capital Group LLC 5.50% 12/15/24	174,000	$173,543
Avolon Holdings Funding Ltd.
2.13% 2/21/26	160,000	150,406
2.53% 11/18/27	1,301,000	1,170,137
4.25% 4/15/26	245,000	237,966
4.38% 5/1/26	1,525,000	1,483,424
5.50% 1/15/26	8,395,000	8,328,442
5.75% 3/1/29	1,053,000	1,047,038
5.75% 11/15/29	1,735,000	1,724,421
6.38% 5/4/28	1,960,000	1,990,407
Blackstone Holdings Finance Co. LLC 4.45% 7/15/45	21,000	17,438
Capital One Financial Corp.
μ1.88% 11/2/27	74,000	67,850
μ2.62% 11/2/32	235,000	191,204
4.20% 10/29/25	40,000	39,173
μ4.99% 7/24/26	120,000	118,957
μ5.70% 2/1/30	990,000	994,708
Intercontinental Exchange, Inc.
4.60% 3/15/33	270,000	257,858
4.95% 6/15/52	230,000	209,314
Jefferies Financial Group, Inc. 6.45% 6/8/27	81,000	82,924
LSEGA Financing PLC 2.00% 4/6/28	475,000	425,678
Mitsubishi HC Finance America LLC 5.81% 9/12/28	210,000	213,226
Nasdaq, Inc. 5.55% 2/15/34	125,000	125,169
Nomura Holdings, Inc.
2.65% 1/16/25	212,000	208,365
2.68% 7/16/30	200,000	170,181
6.07% 7/12/28	800,000	818,456
Nuveen LLC 4.00% 11/1/28	160,000	153,289
		30,582,855
Electric–2.16%
AEP Transmission Co. LLC 3.15% 9/15/49	35,000	23,005
Alabama Power Co. 6.13% 5/15/38	62,000	65,349
Ameren Illinois Co. 3.25% 3/15/50	185,000	126,106
American Electric Power Co., Inc. 2.30% 3/1/30	260,000	221,723
American Transmission Systems, Inc. 2.65% 1/15/32	240,000	199,647
Avangrid, Inc. 3.15% 12/1/24	72,000	71,207
Baltimore Gas & Electric Co.
2.90% 6/15/50	110,000	69,061
5.40% 6/1/53	385,000	367,263
5.65% 6/1/54	850,000	839,751
LVIP JPMorgan Core Bond Fund-20

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
CenterPoint Energy Houston Electric LLC
2.90% 7/1/50	200,000	$128,038
3.95% 3/1/48	10,000	7,841
CenterPoint Energy, Inc. 1.45% 6/1/26	230,000	213,687
Cleveland Electric Illuminating Co.
3.50% 4/1/28	325,000	304,598
4.55% 11/15/30	65,000	61,421
CMS Energy Corp. 2.95% 2/15/27	47,000	44,009
Comision Federal de Electricidad 3.88% 7/26/33	690,000	551,687
Commonwealth Edison Co. 3.65% 6/15/46	30,000	22,308
Consolidated Edison Co. of New York, Inc.
3.35% 4/1/30	250,000	229,522
3.95% 4/1/50	200,000	156,049
4.50% 5/15/58	54,000	44,022
5.70% 6/15/40	38,000	37,895
Constellation Energy Generation LLC
3.25% 6/1/25	250,000	244,441
5.60% 6/15/42	2,500,000	2,409,942
5.75% 10/1/41	1,144,000	1,120,774
5.80% 3/1/33	299,000	305,079
6.25% 10/1/39	100,000	103,287
6.50% 10/1/53	330,000	350,260
Delmarva Power & Light Co. 4.15% 5/15/45	50,000	39,896
DTE Electric Co. 5.40% 4/1/53	370,000	360,791
DTE Electric Securitization Funding II LLC 6.09% 9/1/38	950,000	1,020,566
DTE Energy Co. 4.88% 6/1/28	350,000	344,502
Duke Energy Corp.
2.65% 9/1/26	100,000	94,534
3.15% 8/15/27	240,000	226,310
5.80% 6/15/54	1,500,000	1,457,104
6.10% 9/15/53	880,000	893,126
Duke Energy Ohio, Inc. 3.70% 6/15/46	46,000	33,852
Duke Energy Progress LLC 3.70% 10/15/46	54,000	40,016
Duquesne Light Holdings, Inc.
2.53% 10/1/30	210,000	176,667
3.62% 8/1/27	160,000	150,440
Edison International 3.55% 11/15/24	284,000	281,343
Electricite de France SA 5.95% 4/22/34	960,000	965,491
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Emera U.S. Finance LP 4.75% 6/15/46	130,000	$106,974
Entergy Corp. 2.95% 9/1/26	21,000	19,925
Entergy Louisiana LLC
2.40% 10/1/26	59,000	55,486
2.90% 3/15/51	130,000	78,731
3.05% 6/1/31	38,000	33,125
4.00% 3/15/33	40,000	36,022
Entergy Mississippi LLC 3.85% 6/1/49	135,000	99,527
Entergy Texas, Inc. 5.80% 9/1/53	100,000	99,972
Evergy Metro, Inc. 4.20% 3/15/48	50,000	39,750
Evergy Missouri West Storm Funding I LLC 5.10% 12/1/40	1,530,000	1,522,135
Evergy, Inc. 2.90% 9/15/29	170,000	151,839
Eversource Energy 3.38% 3/1/32	310,000	266,001
Exelon Corp. 5.30% 3/15/33	300,000	297,838
Fells Point Funding Trust 3.05% 1/31/27	1,585,000	1,492,081
FirstEnergy Corp.
1.60% 1/15/26	250,000	235,308
4.15% 7/15/27	1,610,000	1,544,874
FirstEnergy Pennsylvania Electric Co. 3.25% 3/15/28	19,000	17,781
Florida Power & Light Co.
5.30% 4/1/53	210,000	202,412
5.40% 9/1/35	50,000	50,170
Fortis, Inc. 3.06% 10/4/26	124,000	117,658
ITC Holdings Corp. 2.95% 5/14/30	100,000	88,058
Jersey Central Power & Light Co.
4.30% 1/15/26	40,000	39,289
6.15% 6/1/37	30,000	31,020
Massachusetts Electric Co. 4.00% 8/15/46	56,000	42,579
MidAmerican Energy Co.
3.65% 4/15/29	820,000	775,384
5.85% 9/15/54	220,000	225,281
Mid-Atlantic Interstate Transmission LLC 4.10% 5/15/28	660,000	633,948
Monongahela Power Co. 5.85% 2/15/34	140,000	142,503
Nevada Power Co.
3.70% 5/1/29	100,000	94,326
6.00% 3/15/54	160,000	162,571
New England Power Co. 3.80% 12/5/47	45,000	33,487
New York State Electric & Gas Corp. 3.25% 12/1/26	50,000	47,125
LVIP JPMorgan Core Bond Fund-21

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
NextEra Energy Capital Holdings, Inc.
3.55% 5/1/27	27,000	$25,778
5.25% 2/28/53	170,000	158,193
5.55% 3/15/54	2,200,000	2,104,193
5.75% 9/1/25	610,000	611,322
Niagara Mohawk Power Corp. 1.96% 6/27/30	250,000	207,877
NRG Energy, Inc.
2.00% 12/2/25	185,000	175,057
2.45% 12/2/27	210,000	189,518
4.45% 6/15/29	110,000	103,866
Ohio Power Co. 5.00% 6/1/33	345,000	332,299
Oncor Electric Delivery Co. LLC 3.10% 9/15/49	215,000	142,960
Pacific Gas & Electric Co.
2.10% 8/1/27	140,000	126,318
2.50% 2/1/31	360,000	296,754
2.95% 3/1/26	595,000	563,644
3.30% 8/1/40	720,000	512,744
3.45% 7/1/25	145,000	141,454
3.50% 8/1/50	180,000	117,469
3.75% 8/15/42	33,000	23,269
4.00% 12/1/46	230,000	164,431
4.30% 3/15/45	55,000	41,581
5.80% 5/15/34	2,890,000	2,871,636
6.40% 6/15/33	488,000	504,006
6.75% 1/15/53	15,000	15,569
PECO Energy Co. 2.80% 6/15/50	100,000	62,528
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	990,000	954,293
5.45% 5/21/28	490,000	490,362
6.15% 5/21/48	2,820,000	2,780,407
PG&E Recovery Funding LLC 5.54% 7/15/49	245,000	247,844
PG&E Wildfire Recovery Funding LLC
4.26% 6/1/38	160,000	149,428
5.10% 6/1/54	205,000	196,119
5.21% 12/1/49	110,000	106,304
Potomac Electric Power Co. 6.50% 11/15/37	75,000	82,459
PPL Electric Utilities Corp. 5.25% 5/15/53	225,000	214,196
Public Service Co. of Oklahoma
5.25% 1/15/33	280,000	273,897
6.63% 11/15/37	175,000	187,605
Public Service Electric & Gas Co.
5.38% 11/1/39	28,000	27,453
5.45% 3/1/54	1,300,000	1,281,823
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Public Service Enterprise Group, Inc. 5.45% 4/1/34	870,000	$862,321
San Diego Gas & Electric Co. 5.35% 5/15/35	70,000	69,713
SCE Recovery Funding LLC
4.70% 6/15/42	249,999	242,724
5.11% 12/14/49	110,000	104,914
Sierra Pacific Power Co. 5.90% 3/15/54	290,000	288,487
Sigeco Securitization I LLC 5.03% 11/15/38	244,300	241,707
Southern California Edison Co.
3.65% 3/1/28	80,000	75,830
4.05% 3/15/42	100,000	80,170
5.55% 1/15/36	80,000	79,406
5.70% 3/1/53	115,000	111,400
5.75% 4/15/54	1,500,000	1,467,994
5.88% 12/1/53	290,000	289,292
Southern Co. 5.70% 3/15/34	1,490,000	1,514,864
Southern Power Co. 5.15% 9/15/41	50,000	46,295
Tampa Electric Co. 4.45% 6/15/49	100,000	83,747
Toledo Edison Co. 6.15% 5/15/37	50,000	52,491
Union Electric Co.
5.20% 4/1/34	1,580,000	1,568,331
5.45% 3/15/53	250,000	240,458
Virginia Electric & Power Co. 6.35% 11/30/37	70,000	74,357
Vistra Operations Co. LLC 6.00% 4/15/34	817,000	818,953
WEC Energy Group, Inc.
3.55% 6/15/25	11,000	10,777
5.60% 9/12/26	370,000	371,399
		48,366,076
Electrical Components & Equipment–0.03%
Emerson Electric Co. 2.80% 12/21/51	1,120,000	704,066
		704,066
Electronics–0.05%
Arrow Electronics, Inc. 3.25% 9/8/24	44,000	43,747
Honeywell International, Inc. 5.25% 3/1/54	1,160,000	1,125,609
		1,169,356
Engineering & Construction–0.02%
GTP Acquisition Partners I LLC 3.48% 6/15/50	67,000	65,600
LVIP JPMorgan Core Bond Fund-22

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Engineering & Construction (continued)
Sydney Airport Finance Co. Pty. Ltd. 3.38% 4/30/25	360,000	$353,269
		418,869
Entertainment–0.15%
Warnermedia Holdings, Inc.
3.76% 3/15/27	320,000	303,814
4.05% 3/15/29	410,000	378,632
4.28% 3/15/32	1,940,000	1,693,286
5.05% 3/15/42	150,000	122,011
5.14% 3/15/52	300,000	233,583
6.41% 3/15/26	650,000	649,998
		3,381,324
Food–0.21%
Bimbo Bakeries USA, Inc.
4.00% 5/17/51	290,000	218,546
5.38% 1/9/36	200,000	194,893
6.05% 1/15/29	200,000	205,565
Campbell Soup Co. 3.13% 4/24/50	47,000	30,532
Conagra Brands, Inc. 5.30% 11/1/38	35,000	32,939
J M Smucker Co.
6.20% 11/15/33	525,000	551,358
6.50% 11/15/53	445,000	478,194
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL 6.75% 3/15/34	381,000	403,901
Kellanova 5.25% 3/1/33	283,000	280,956
Kraft Heinz Foods Co.
4.38% 6/1/46	153,000	124,431
4.63% 10/1/39	200,000	177,161
Kroger Co.
2.20% 5/1/30	500,000	425,455
5.40% 7/15/40	18,000	17,463
McCormick & Co., Inc. 2.50% 4/15/30	342,000	296,386
Smithfield Foods, Inc.
3.00% 10/15/30	380,000	322,632
5.20% 4/1/29	160,000	155,131
Tyson Foods, Inc. 5.70% 3/15/34	880,000	876,602
		4,792,145
Gas–0.23%
APA Infrastructure Ltd.
4.20% 3/23/25	120,000	118,610
4.25% 7/15/27	73,000	71,075
Atmos Energy Corp.
4.13% 10/15/44	50,000	41,293
4.13% 3/15/49	155,000	122,054
5.90% 11/15/33	1,000,000	1,044,231
6.20% 11/15/53	1,080,000	1,162,630
Boston Gas Co. 4.49% 2/15/42	22,000	17,981
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
Brooklyn Union Gas Co. 4.27% 3/15/48	80,000	$60,290
NiSource, Inc.
1.70% 2/15/31	190,000	151,099
2.95% 9/1/29	85,000	76,397
5.20% 7/1/29	1,100,000	1,095,716
ONE Gas, Inc. 2.00% 5/15/30	200,000	169,403
Piedmont Natural Gas Co., Inc. 3.50% 6/1/29	200,000	184,743
Southern California Gas Co.
2.55% 2/1/30	195,000	169,759
6.35% 11/15/52	200,000	215,574
Southern Co. Gas Capital Corp.
3.25% 6/15/26	17,000	16,323
3.95% 10/1/46	21,000	15,762
4.40% 6/1/43	42,000	34,609
5.75% 9/15/33	220,000	225,441
5.88% 3/15/41	96,000	96,077
Southwest Gas Corp. 3.80% 9/29/46	44,000	32,333
		5,121,400
Health Care Products–0.10%
Abbott Laboratories
3.75% 11/30/26	370,000	360,882
4.75% 11/30/36	620,000	601,903
4.90% 11/30/46	700,000	661,296
Boston Scientific Corp. 4.55% 3/1/39	49,000	45,656
DH Europe Finance II SARL 3.25% 11/15/39	184,000	145,464
Medtronic, Inc. 4.63% 3/15/45	100,000	90,319
Thermo Fisher Scientific, Inc. 2.00% 10/15/31	330,000	269,892
		2,175,412
Health Care Services–0.54%
Aetna, Inc. 3.88% 8/15/47	360,000	261,388
Ascension Health 2.53% 11/15/29	190,000	168,980
Children's Hospital 2.93% 7/15/50	180,000	115,560
CommonSpirit Health
1.55% 10/1/25	145,000	137,720
2.78% 10/1/30	145,000	125,587
3.91% 10/1/50	140,000	106,329
Elevance Health, Inc.
3.35% 12/1/24	330,000	327,009
3.65% 12/1/27	330,000	315,429
4.10% 3/1/28	55,000	53,154
4.10% 5/15/32	600,000	556,647
4.55% 5/15/52	490,000	410,678
LVIP JPMorgan Core Bond Fund-23

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Hackensack Meridian Health, Inc.
2.68% 9/1/41	390,000	$272,888
2.88% 9/1/50	230,000	150,999
HCA, Inc.
5.13% 6/15/39	125,000	115,786
5.50% 6/15/47	245,000	226,496
Humana, Inc.
3.13% 8/15/29	840,000	760,966
3.70% 3/23/29	1,320,000	1,237,834
3.95% 3/15/27	930,000	899,161
4.50% 4/1/25	110,000	109,198
Memorial Health Services 3.45% 11/1/49	245,000	181,828
Mount Sinai Hospital 3.98% 7/1/48	83,000	64,146
MultiCare Health System 2.80% 8/15/50	120,000	72,453
MyMichigan Health 3.41% 6/1/50	80,000	55,969
Northwestern Memorial Healthcare Obligated Group 2.63% 7/15/51	882,000	558,368
Providence St Joseph Health Obligated Group 2.75% 10/1/26	36,000	33,881
Quest Diagnostics, Inc. 3.45% 6/1/26	17,000	16,422
Roche Holdings, Inc. 2.61% 12/13/51	970,000	592,774
Sutter Health 5.55% 8/15/53	400,000	409,351
Texas Health Resources 2.33% 11/15/50	140,000	80,633
UnitedHealth Group, Inc.
1.25% 1/15/26	230,000	216,710
2.30% 5/15/31	120,000	100,688
2.90% 5/15/50	380,000	246,449
3.13% 5/15/60	80,000	50,435
3.25% 5/15/51	140,000	96,138
3.70% 8/15/49	1,770,000	1,330,573
3.75% 7/15/25	420,000	413,758
3.88% 12/15/28	230,000	220,362
3.88% 8/15/59	490,000	362,582
5.05% 4/15/53	320,000	296,397
5.88% 2/15/53	140,000	145,395
Yale-New Haven Health Services Corp. 2.50% 7/1/50	200,000	119,545
		12,016,666
Housewares–0.02%
Newell Brands, Inc. 5.70% 4/1/26	350,000	345,696
		345,696
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance–0.80%
Aon North America, Inc.
5.45% 3/1/34	1,690,000	$1,682,577
5.75% 3/1/54	1,530,000	1,496,425
Athene Global Funding
1.45% 1/8/26	370,000	347,346
2.50% 1/14/25	103,000	101,153
2.95% 11/12/26	515,000	485,171
Berkshire Hathaway Finance Corp.
3.85% 3/15/52	210,000	162,326
4.25% 1/15/49	910,000	776,905
4.30% 5/15/43	62,000	54,217
Brown & Brown, Inc. 2.38% 3/15/31	460,000	379,836
Chubb INA Holdings LLC 3.35% 5/3/26	450,000	435,440
CNO Global Funding 5.88% 6/4/27	2,350,000	2,357,686
Corebridge Financial, Inc.
3.65% 4/5/27	185,000	177,031
3.85% 4/5/29	130,000	121,841
Corebridge Global Funding 5.90% 9/19/28	270,000	275,653
F&G Annuities & Life, Inc. 6.50% 6/4/29	625,000	622,934
F&G Global Funding
1.75% 6/30/26	185,000	170,119
5.88% 6/10/27	1,100,000	1,094,224
Fidelity & Guaranty Life Holdings, Inc. 5.50% 5/1/25	57,000	56,662
Guardian Life Global Funding 1.10% 6/23/25	240,000	229,946
Guardian Life Insurance Co. of America 4.85% 1/24/77	21,000	17,525
Hartford Financial Services Group, Inc. 4.30% 4/15/43	70,000	59,068
High Street Funding Trust I 4.11% 2/15/28	825,000	778,870
Jackson National Life Global Funding 3.88% 6/11/25	87,000	85,385
Liberty Mutual Group, Inc.
3.95% 10/15/50	207,000	150,504
4.57% 2/1/29	27,000	26,322
MetLife, Inc.
4.13% 8/13/42	28,000	23,211
6.40% 12/15/66	1,220,000	1,234,829
Mutual of Omaha Cos Global Funding 5.80% 7/27/26	250,000	251,192
New York Life Global Funding
0.95% 6/24/25	460,000	440,293
2.35% 7/14/26	65,000	61,528
New York Life Insurance Co. 4.45% 5/15/69	105,000	84,474
Northwestern Mutual Global Funding 1.70% 6/1/28	195,000	171,885
LVIP JPMorgan Core Bond Fund-24

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Pacific Life Global Funding II 5.50% 8/28/26	275,000	$276,222
μPacific Life Insurance Co. 4.30% 10/24/67	134,000	104,580
Pine Street Trust III 6.22% 5/15/54	1,000,000	999,044
Principal Financial Group, Inc. 3.70% 5/15/29	30,000	27,990
Principal Life Global Funding II 1.25% 6/23/25	230,000	220,746
Prudential Financial, Inc. 3.91% 12/7/47	61,000	46,857
Prudential Funding Asia PLC 3.13% 4/14/30	1,200,000	1,075,100
Prudential Insurance Co. of America 8.30% 7/1/25	710,000	725,300
Teachers Insurance & Annuity Association of America 4.27% 5/15/47	50,000	39,777
		17,928,194
Internet–0.47%
Amazon.com, Inc.
2.10% 5/12/31	750,000	631,852
2.50% 6/3/50	5,570,000	3,406,190
3.15% 8/22/27	1,030,000	978,022
3.30% 4/13/27	210,000	201,378
3.60% 4/13/32	1,870,000	1,717,405
3.95% 4/13/52	390,000	313,568
4.05% 8/22/47	460,000	382,970
4.25% 8/22/57	150,000	125,508
4.95% 12/5/44	480,000	464,034
Prosus NV
3.68% 1/21/30	600,000	533,245
4.03% 8/3/50	2,720,000	1,835,815
		10,589,987
Iron & Steel–0.10%
Reliance, Inc. 1.30% 8/15/25	600,000	571,428
Steel Dynamics, Inc. 1.65% 10/15/27	126,000	112,302
Vale Overseas Ltd. 6.88% 11/21/36	1,520,000	1,631,173
		2,314,903
Machinery Diversified–0.03%
nVent Finance SARL 4.55% 4/15/28	75,000	72,821
Otis Worldwide Corp.
2.06% 4/5/25	300,000	291,912
2.57% 2/15/30	280,000	245,751
Xylem, Inc. 2.25% 1/30/31	110,000	92,294
		702,778
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media–0.56%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 3/1/42	475,000	$316,009
4.80% 3/1/50	980,000	718,916
5.13% 7/1/49	1,160,000	890,418
5.38% 4/1/38	1,308,000	1,138,899
5.50% 4/1/63	480,000	371,950
Comcast Corp.
2.80% 1/15/51	930,000	574,518
2.89% 11/1/51	1,196,000	746,177
2.94% 11/1/56	481,000	290,146
2.99% 11/1/63	76,000	44,602
3.15% 3/1/26	840,000	811,934
3.40% 4/1/30	570,000	523,999
3.45% 2/1/50	400,000	282,221
3.95% 10/15/25	1,690,000	1,663,353
4.00% 3/1/48	110,000	86,311
4.00% 11/1/49	152,000	118,619
4.15% 10/15/28	2,320,000	2,245,957
4.25% 1/15/33	167,000	156,125
4.95% 10/15/58	100,000	89,487
Cox Communications, Inc.
2.95% 10/1/50	180,000	106,995
3.35% 9/15/26	67,000	64,052
Paramount Global 2.90% 1/15/27	23,000	21,227
Time Warner Cable Enterprises LLC 8.38% 7/15/33	90,000	99,435
Time Warner Cable LLC
5.50% 9/1/41	100,000	83,278
6.55% 5/1/37	250,000	236,751
7.30% 7/1/38	430,000	435,144
Walt Disney Co. 6.65% 11/15/37	350,000	393,486
		12,510,009
Mining–0.44%
Anglo American Capital PLC
4.00% 9/11/27	710,000	680,205
4.75% 4/10/27	430,000	422,051
Barrick North America Finance LLC 5.70% 5/30/41	1,070,000	1,057,448
BHP Billiton Finance USA Ltd. 5.00% 9/30/43	700,000	653,134
Corp. Nacional del Cobre de Chile 6.44% 1/26/36	863,000	890,894
Glencore Funding LLC
2.50% 9/1/30	750,000	634,170
4.00% 3/27/27	400,000	385,584
5.63% 4/4/34	1,020,000	1,004,340
LVIP JPMorgan Core Bond Fund-25

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Southern Copper Corp. 5.25% 11/8/42	4,420,000	$4,126,840
		9,854,666
Miscellaneous Manufacturing–0.03%
Eaton Corp. 4.15% 11/2/42	780,000	662,726
Parker-Hannifin Corp. 4.45% 11/21/44	30,000	25,557
		688,283
Oil & Gas–1.40%
Apache Corp. 6.00% 1/15/37	1,690,000	1,676,775
BP Capital Markets America, Inc.
2.77% 11/10/50	370,000	227,404
2.94% 6/4/51	345,000	219,018
3.00% 3/17/52	135,000	86,670
3.12% 5/4/26	1,390,000	1,337,402
3.41% 2/11/26	150,000	145,749
4.81% 2/13/33	310,000	300,530
Chevron Corp.
1.55% 5/11/25	290,000	280,742
2.00% 5/11/27	200,000	184,792
3.08% 5/11/50	460,000	313,980
Chevron USA, Inc. 3.85% 1/15/28	500,000	485,160
Continental Resources, Inc.
4.38% 1/15/28	1,520,000	1,461,327
5.75% 1/15/31	20,000	19,666
Devon Energy Corp.
4.50% 1/15/30	640,000	615,788
4.75% 5/15/42	150,000	125,611
5.60% 7/15/41	940,000	874,485
5.85% 12/15/25	570,000	571,414
Diamondback Energy, Inc.
3.13% 3/24/31	1,150,000	1,010,795
3.50% 12/1/29	1,400,000	1,291,074
Ecopetrol SA
5.38% 6/26/26	39,000	38,209
5.88% 5/28/45	3,100,000	2,222,332
Eni USA, Inc. 7.30% 11/15/27	50,000	53,070
EQT Corp.
3.90% 10/1/27	60,000	57,348
7.00% 2/1/30	680,000	721,634
Exxon Mobil Corp.
2.99% 3/19/25	1,780,000	1,750,357
3.00% 8/16/39	405,000	307,608
3.04% 3/1/26	370,000	357,862
3.45% 4/15/51	570,000	411,362
4.33% 3/19/50	90,000	75,792
HF Sinclair Corp. 5.88% 4/1/26	138,000	138,293
KazMunayGas National Co. JSC
5.38% 4/24/30	800,000	779,280
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
KazMunayGas National Co. JSC (continued)
5.75% 4/19/47	2,050,000	$1,788,369
Occidental Petroleum Corp.
3.00% 2/15/27	620,000	580,374
3.50% 8/15/29	380,000	345,365
4.10% 2/15/47	580,000	433,393
4.20% 3/15/48	160,000	121,997
4.30% 8/15/39	494,000	402,072
4.40% 4/15/46	290,000	227,609
4.50% 7/15/44	2,170,000	1,665,864
4.63% 6/15/45	890,000	703,427
5.55% 3/15/26	170,000	169,678
Pertamina Persero PT 6.00% 5/3/42	1,360,000	1,361,714
Phillips 66 Co.
3.15% 12/15/29	95,000	85,961
4.90% 10/1/46	77,000	67,631
5.30% 6/30/33	270,000	266,798
Pioneer Natural Resources Co.
1.13% 1/15/26	160,000	150,056
1.90% 8/15/30	920,000	770,824
2.15% 1/15/31	1,390,000	1,167,013
Shell International Finance BV
2.38% 11/7/29	150,000	132,336
2.88% 5/10/26	610,000	586,530
3.25% 4/6/50	1,890,000	1,312,101
Suncor Energy, Inc.
5.95% 12/1/34	60,000	61,282
6.80% 5/15/38	145,000	154,746
TotalEnergies Capital International SA
2.99% 6/29/41	350,000	255,101
3.13% 5/29/50	260,000	175,309
3.46% 7/12/49	145,000	105,444
Valero Energy Corp.
2.15% 9/15/27	128,000	116,670
7.50% 4/15/32	14,000	15,800
		31,364,993
Oil & Gas Services–0.04%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 3.14% 11/7/29	180,000	163,851
Halliburton Co.
3.80% 11/15/25	20,000	19,571
4.85% 11/15/35	30,000	28,534
5.00% 11/15/45	220,000	199,153
6.70% 9/15/38	60,000	65,948
NOV, Inc. 3.60% 12/1/29	200,000	183,960
LVIP JPMorgan Core Bond Fund-26

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas Services (continued)
Schlumberger Holdings Corp. 3.90% 5/17/28	301,000	$287,461
		948,478
Packaging & Containers–0.02%
Graphic Packaging International LLC 1.51% 4/15/26	284,000	263,100
Packaging Corp. of America 4.05% 12/15/49	155,000	121,712
WRKCo, Inc. 3.90% 6/1/28	35,000	33,300
		418,112
Pharmaceuticals–1.09%
AbbVie, Inc.
2.60% 11/21/24	2,290,000	2,264,759
2.95% 11/21/26	530,000	505,221
3.60% 5/14/25	460,000	452,559
3.80% 3/15/25	600,000	592,598
4.05% 11/21/39	510,000	442,985
4.25% 11/21/49	1,190,000	991,692
4.40% 11/6/42	370,000	324,428
4.50% 5/14/35	100,000	94,326
4.55% 3/15/35	60,000	56,914
4.85% 6/15/44	200,000	184,837
4.88% 11/14/48	110,000	101,054
5.05% 3/15/34	455,000	453,669
AstraZeneca PLC 6.45% 9/15/37	50,000	55,695
Becton Dickinson & Co.
3.73% 12/15/24	70,000	69,387
4.67% 6/6/47	75,000	65,373
4.69% 12/15/44	340,000	299,553
Bristol-Myers Squibb Co.
2.35% 11/13/40	175,000	116,108
3.20% 6/15/26	410,000	395,269
4.13% 6/15/39	114,000	98,925
4.55% 2/20/48	707,000	605,844
5.55% 2/22/54	685,000	675,330
5.65% 2/22/64	1,030,000	1,006,164
Cencora, Inc. 5.13% 2/15/34	1,550,000	1,521,830
Cigna Group
4.50% 2/25/26	83,000	81,740
4.90% 12/15/48	700,000	615,238
CVS Health Corp.
1.88% 2/28/31	180,000	144,428
2.13% 9/15/31	590,000	473,675
3.63% 4/1/27	230,000	220,623
3.75% 4/1/30	740,000	681,004
4.25% 4/1/50	710,000	540,132
4.30% 3/25/28	1,271,000	1,227,301
5.05% 3/25/48	2,143,000	1,846,424
5.13% 7/20/45	840,000	739,253
5.25% 2/21/33	330,000	322,235
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
♦CVS Pass-Through Trust
4.70% 1/10/36	130,268	$118,306
5.93% 1/10/34	59,404	58,871
7.51% 1/10/32	51,936	53,803
8.35% 7/10/31	52,143	55,968
Eli Lilly & Co. 4.95% 2/27/63	210,000	195,201
Johnson & Johnson 2.10% 9/1/40	1,390,000	927,589
Merck & Co., Inc.
0.75% 2/24/26	130,000	121,392
2.75% 12/10/51	170,000	106,281
5.00% 5/17/53	220,000	206,872
5.15% 5/17/63	170,000	161,479
Pfizer Investment Enterprises Pte. Ltd.
4.75% 5/19/33	210,000	204,607
5.30% 5/19/53	515,000	496,727
Pfizer, Inc. 2.70% 5/28/50	760,000	488,168
Takeda Pharmaceutical Co. Ltd.
3.03% 7/9/40	545,000	394,686
3.18% 7/9/50	225,000	149,106
5.65% 7/5/44	1,600,000	1,592,976
Utah Acquisition Sub, Inc. 3.95% 6/15/26	210,000	203,614
Viatris, Inc. 2.30% 6/22/27	589,000	537,729
Zoetis, Inc. 2.00% 5/15/30	170,000	143,184
		24,483,132
Pipelines–1.06%
Boardwalk Pipelines LP 3.40% 2/15/31	170,000	148,849
Cameron LNG LLC 3.70% 1/15/39	188,000	152,335
Cheniere Energy, Inc. 5.65% 4/15/34	710,000	710,561
Columbia Pipelines Operating Co. LLC
6.04% 11/15/33	810,000	827,753
6.54% 11/15/53	1,230,000	1,296,038
Eastern Gas Transmission & Storage, Inc. 3.90% 11/15/49	137,000	96,785
Enbridge, Inc.
5.63% 4/5/34	1,850,000	1,846,955
5.70% 3/8/33	260,000	262,045
Energy Transfer LP
3.75% 5/15/30	3,950,000	3,633,624
5.30% 4/1/44	50,000	44,981
5.40% 10/1/47	670,000	599,374
6.00% 6/15/48	335,000	322,798
6.10% 2/15/42	60,000	58,697
6.25% 4/15/49	340,000	338,227
Enterprise Products Operating LLC
4.80% 2/1/49	190,000	168,514
LVIP JPMorgan Core Bond Fund-27

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enterprise Products Operating LLC (continued)
6.65% 10/15/34	370,000	$405,837
7.55% 4/15/38	206,000	243,415
Flex Intermediate Holdco LLC
3.36% 6/30/31	355,000	295,382
4.32% 12/30/39	130,000	94,167
Galaxy Pipeline Assets Bidco Ltd. 2.94% 9/30/40	228,945	182,955
Gray Oak Pipeline LLC
2.60% 10/15/25	165,000	158,400
3.45% 10/15/27	372,000	349,962
Kinder Morgan Energy Partners LP 5.50% 3/1/44	440,000	406,449
Kinder Morgan, Inc.
5.00% 2/1/29	1,147,000	1,134,258
5.20% 6/1/33	315,000	305,654
5.20% 3/1/48	70,000	62,064
5.55% 6/1/45	550,000	513,003
MPLX LP
4.70% 4/15/48	550,000	452,400
5.50% 6/1/34	1,580,000	1,555,992
5.50% 2/15/49	870,000	802,540
NGPL PipeCo LLC 3.25% 7/15/31	1,015,000	866,580
ONEOK Partners LP 6.65% 10/1/36	15,000	15,852
ONEOK, Inc.
2.20% 9/15/25	250,000	240,037
5.55% 11/1/26	320,000	321,306
5.80% 11/1/30	500,000	511,801
6.05% 9/1/33	1,030,000	1,060,472
6.63% 9/1/53	1,340,000	1,429,962
Sabine Pass Liquefaction LLC 5.63% 3/1/25	94,000	93,807
TransCanada PipeLines Ltd.
4.75% 5/15/38	80,000	73,164
6.20% 10/15/37	70,000	72,289
Western Midstream Operating LP
3.10% 2/1/25	1,080,000	1,061,381
4.05% 2/1/30	110,000	102,305
Williams Cos., Inc.
4.90% 1/15/45	360,000	314,184
5.65% 3/15/33	200,000	201,825
		23,834,979
Private Equity–0.01%
Brookfield Finance, Inc.
3.90% 1/25/28	55,000	52,489
4.70% 9/20/47	9,000	7,622
4.85% 3/29/29	54,000	53,054
		113,165
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate–0.05%
GAIF Bond Issuer Pty. Ltd. 3.40% 9/30/26	79,000	$75,601
=Opendoor Property trust 4.07% 2/15/26	1,000,000	960,000
		1,035,601
Real Estate Investment Trusts–0.50%
Alexandria Real Estate Equities, Inc.
1.88% 2/1/33	140,000	105,326
2.00% 5/18/32	240,000	187,838
3.80% 4/15/26	23,000	22,347
4.00% 2/1/50	125,000	92,753
American Tower Corp.
1.50% 1/31/28	325,000	284,934
1.88% 10/15/30	275,000	223,889
2.10% 6/15/30	150,000	125,679
2.95% 1/15/51	85,000	53,157
3.10% 6/15/50	130,000	83,909
3.38% 10/15/26	44,000	42,022
3.70% 10/15/49	230,000	166,801
American Tower Trust #1 3.65% 3/15/48	160,000	150,947
Brixmor Operating Partnership LP
2.25% 4/1/28	200,000	178,446
2.50% 8/16/31	105,000	86,324
3.85% 2/1/25	50,000	49,456
COPT Defense Properties LP
2.25% 3/15/26	470,000	443,739
2.75% 4/15/31	326,000	269,533
Crown Castle, Inc.
4.00% 3/1/27	24,000	23,181
5.80% 3/1/34	665,000	671,739
DOC DR LLC 2.63% 11/1/31	130,000	107,613
Equinix, Inc.
2.00% 5/15/28	463,000	410,014
2.90% 11/18/26	285,000	269,196
Essex Portfolio LP
1.65% 1/15/31	200,000	158,822
2.65% 3/15/32	145,000	119,998
5.50% 4/1/34	420,000	416,227
Extra Space Storage LP
2.20% 10/15/30	300,000	249,002
2.40% 10/15/31	125,000	102,699
4.00% 6/15/29	150,000	140,648
5.90% 1/15/31	1,060,000	1,082,505
Goodman U.S. Finance Three LLC 3.70% 3/15/28	43,000	40,287
Healthcare Realty Holdings LP
2.00% 3/15/31	160,000	126,070
3.10% 2/15/30	310,000	271,076
Healthpeak OP LLC
2.13% 12/1/28	330,000	291,250
LVIP JPMorgan Core Bond Fund-28

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Healthpeak OP LLC (continued)
3.00% 1/15/30	90,000	$79,867
3.50% 7/15/29	132,000	121,935
Mid-America Apartments LP
1.70% 2/15/31	150,000	120,353
3.95% 3/15/29	230,000	220,015
NNN REIT, Inc.
3.60% 12/15/26	58,000	55,640
4.30% 10/15/28	150,000	144,549
5.50% 6/15/34	640,000	634,002
5.60% 10/15/33	150,000	149,246
Prologis LP
2.13% 10/15/50	150,000	79,609
2.88% 11/15/29	95,000	85,463
Public Storage Operating Co. 2.25% 11/9/31	131,000	108,145
Realty Income Corp. 4.85% 3/15/30	280,000	274,417
Regency Centers LP 2.95% 9/15/29	215,000	193,004
Sabra Health Care LP 3.20% 12/1/31	210,000	174,565
Safehold GL Holdings LLC 2.85% 1/15/32	400,000	328,632
Scentre Group Trust 1/Scentre Group Trust 2 3.50% 2/12/25	170,000	167,652
SITE Centers Corp. 3.63% 2/1/25	61,000	60,190
UDR, Inc.
1.90% 3/15/33	240,000	181,266
2.10% 8/1/32	160,000	125,195
2.95% 9/1/26	28,000	26,550
3.00% 8/15/31	25,000	21,608
3.20% 1/15/30	150,000	135,537
Ventas Realty LP
3.25% 10/15/26	25,000	23,756
3.85% 4/1/27	49,000	47,110
4.13% 1/15/26	9,000	8,794
Welltower OP LLC
3.10% 1/15/30	85,000	76,176
6.50% 3/15/41	125,000	134,843
WP Carey, Inc.
2.25% 4/1/33	180,000	138,639
4.25% 10/1/26	245,000	238,650
		11,202,835
Retail–0.37%
7-Eleven, Inc.
0.95% 2/10/26	170,000	158,280
1.80% 2/10/31	140,000	112,137
2.50% 2/10/41	139,000	90,802
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Alimentation Couche-Tard, Inc.
3.44% 5/13/41	250,000	$188,651
3.63% 5/13/51	280,000	200,962
3.80% 1/25/50	230,000	171,784
AutoZone, Inc. 1.65% 1/15/31	180,000	144,367
Costco Wholesale Corp.
1.38% 6/20/27	930,000	844,747
1.75% 4/20/32	380,000	305,194
Home Depot, Inc.
2.50% 4/15/27	320,000	299,657
3.25% 4/15/32	1,690,000	1,498,865
3.30% 4/15/40	530,000	412,856
3.35% 4/15/50	680,000	482,955
3.63% 4/15/52	235,000	173,828
3.90% 6/15/47	90,000	70,989
McDonald's Corp.
4.20% 4/1/50	500,000	398,558
4.70% 12/9/35	60,000	56,983
4.88% 12/9/45	1,060,000	952,765
O'Reilly Automotive, Inc.
3.55% 3/15/26	80,000	77,480
3.60% 9/1/27	49,000	46,680
Starbucks Corp.
4.80% 2/15/33	440,000	429,016
4.90% 2/15/31	850,000	841,238
Walmart, Inc.
1.50% 9/22/28	250,000	220,824
1.80% 9/22/31	180,000	148,309
		8,327,927
Savings & Loans–0.06%
μNationwide Building Society
4.30% 3/8/29	525,000	502,544
6.56% 10/18/27	865,000	882,583
		1,385,127
Semiconductors–0.47%
Analog Devices, Inc. 2.80% 10/1/41	227,000	159,950
Broadcom, Inc.
1.95% 2/15/28	592,000	529,934
3.14% 11/15/35	2,778,000	2,224,588
3.19% 11/15/36	400,000	316,546
4.15% 11/15/30	230,000	217,223
4.93% 5/15/37	650,000	611,334
Foundry JV Holdco LLC 6.25% 1/25/35	2,430,000	2,481,521
Intel Corp.
3.10% 2/15/60	50,000	30,249
5.70% 2/10/53	175,000	172,002
KLA Corp.
3.30% 3/1/50	150,000	105,606
4.65% 7/15/32	520,000	507,623
LVIP JPMorgan Core Bond Fund-29

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Marvell Technology, Inc. 5.75% 2/15/29	380,000	$387,963
NVIDIA Corp.
3.50% 4/1/50	1,570,000	1,205,210
3.70% 4/1/60	660,000	499,100
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50% 5/11/31	360,000	301,660
2.70% 5/1/25	190,000	185,496
3.25% 5/11/41	370,000	269,895
5.00% 1/15/33	140,000	136,511
Texas Instruments, Inc. 5.05% 5/18/63	276,000	256,494
		10,598,905
Software–0.40%
Fiserv, Inc.
3.20% 7/1/26	70,000	67,174
4.40% 7/1/49	65,000	52,750
Intuit, Inc.
5.20% 9/15/33	350,000	351,468
5.50% 9/15/53	110,000	110,521
Microsoft Corp.
2.53% 6/1/50	2,220,000	1,401,749
2.92% 3/17/52	820,000	556,653
3.04% 3/17/62	40,000	26,464
3.45% 8/8/36	20,000	17,435
Oracle Corp.
1.65% 3/25/26	2,010,000	1,884,069
2.88% 3/25/31	2,310,000	1,994,627
2.95% 4/1/30	120,000	106,722
3.60% 4/1/40	450,000	345,877
4.00% 7/15/46	110,000	83,887
4.65% 5/6/30	540,000	529,133
4.90% 2/6/33	310,000	300,710
5.55% 2/6/53	220,000	208,154
Roper Technologies, Inc.
1.40% 9/15/27	350,000	311,616
2.00% 6/30/30	160,000	133,667
VMware LLC
1.40% 8/15/26	404,000	371,994
4.65% 5/15/27	135,000	132,864
		8,987,534
Telecommunications–0.93%
AT&T, Inc.
1.65% 2/1/28	55,000	48,842
2.25% 2/1/32	1,460,000	1,184,352
2.30% 6/1/27	520,000	481,027
2.55% 12/1/33	1,090,000	866,710
2.75% 6/1/31	265,000	226,918
3.55% 9/15/55	226,000	152,367
3.65% 6/1/51	381,000	269,113
3.65% 9/15/59	160,000	107,299
3.80% 2/15/27	1,020,000	985,471
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
AT&T, Inc. (continued)
3.80% 12/1/57	200,000	$139,727
Corning, Inc. 3.90% 11/15/49	284,000	213,496
Crown Castle Towers LLC 3.66% 5/15/45	60,000	58,908
Deutsche Telekom International Finance BV 4.88% 3/6/42	150,000	136,800
Rogers Communications, Inc. 4.55% 3/15/52	180,000	146,949
Telefonica Emisiones SA 5.21% 3/8/47	340,000	300,305
T-Mobile USA, Inc.
2.25% 11/15/31	680,000	555,759
2.55% 2/15/31	420,000	356,527
3.00% 2/15/41	800,000	572,433
3.30% 2/15/51	190,000	128,273
3.50% 4/15/25	680,000	668,547
3.75% 4/15/27	130,000	124,951
3.88% 4/15/30	5,690,000	5,319,164
5.05% 7/15/33	700,000	684,816
Verizon Communications, Inc.
2.36% 3/15/32	10,000	8,175
2.55% 3/21/31	1,280,000	1,087,498
2.65% 11/20/40	590,000	406,378
2.88% 11/20/50	180,000	113,228
3.40% 3/22/41	200,000	152,938
3.85% 11/1/42	680,000	539,350
4.00% 3/22/50	680,000	529,661
4.13% 8/15/46	480,000	388,011
4.40% 11/1/34	690,000	639,383
4.50% 8/10/33	2,680,000	2,519,500
5.25% 3/16/37	430,000	424,767
Vodafone Group PLC
4.88% 6/19/49	255,000	220,682
5.63% 2/10/53	35,000	33,506
		20,791,831
Transportation–0.08%
Burlington Northern Santa Fe LLC
4.38% 9/1/42	25,000	21,739
4.70% 9/1/45	35,000	31,262
5.15% 9/1/43	77,000	73,796
5.40% 6/1/41	126,000	124,294
5.50% 3/15/55	810,000	811,474
5.75% 5/1/40	85,000	87,245
Canadian Pacific Railway Co. 4.70% 5/1/48	197,000	170,511
CSX Corp.
3.35% 9/15/49	10,000	7,041
4.75% 11/15/48	108,000	96,376
5.50% 4/15/41	50,000	49,796
Norfolk Southern Corp.
3.95% 10/1/42	70,000	56,114
LVIP JPMorgan Core Bond Fund-30

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Norfolk Southern Corp. (continued)
4.05% 8/15/52	40,000	$30,868
Union Pacific Corp.
3.84% 3/20/60	270,000	198,249
4.10% 9/15/67	150,000	113,305
		1,872,070
Trucking & Leasing–0.02%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40% 11/15/26	25,000	23,874
3.95% 3/10/25	25,000	24,694
5.25% 7/1/29	100,000	99,156
6.05% 8/1/28	310,000	317,498
		465,222
Water–0.01%
American Water Capital Corp.
3.45% 5/1/50	225,000	158,683
4.00% 12/1/46	52,000	40,825
		199,508
Total Corporate Bonds (Cost $576,452,072)		575,237,448
LOAN AGREEMENT–0.03%
=∞Onesky 3.88% 1/15/31	700,100	655,207
Total Loan Agreement (Cost $706,296)		655,207
MUNICIPAL BONDS–0.02%
New York State Dormitory Authority Series D 5.60% 3/15/40	30,000	30,237
Ohio State University Series B 4.80% 6/1/11	98,000	88,018
Port Authority of New York & New Jersey 5.65% 11/1/40	130,000	134,869
Texas Natural Gas Securitization Finance Corp. 5.17% 4/1/41	275,000	275,486
Total Municipal Bonds (Cost $531,214)		528,610
NON-AGENCY ASSET-BACKED SECURITIES–10.10%
ACC Trust Series 2022-1 B 2.55% 2/20/25	207,329	204,330
American Credit Acceptance Receivables Trust Series 2023-4 C 6.99% 9/12/30	3,816,000	3,884,278
American Homes 4 Rent Trust
Series 2014-SFR3 A 3.68% 12/17/36	204,405	202,037
Series 2014-SFR3 E 6.42% 12/17/36	200,000	199,243
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
American Homes 4 Rent Trust (continued)
Series 2015-SFR1 D 4.41% 4/17/52	380,000	$374,738
Series 2015-SFR1 E 5.64% 4/17/52	100,000	99,476
Series 2015-SFR2 C 4.69% 10/17/52	200,000	196,376
AMSR Trust
Series 2020-SFR1 E 3.22% 4/17/37	850,000	826,071
Series 2020-SFR2 C 2.53% 7/17/37	1,000,000	962,534
Series 2020-SFR3 E2 2.76% 9/17/37	750,000	714,122
Series 2020-SFR4 C 1.86% 11/17/37	1,000,000	943,510
Series 2021-SFR1 D 2.60% 6/17/38	5,059,000	4,443,579
Series 2022-SFR3 E2 4.00% 10/17/39	1,000,000	904,061
•Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 A 6.78% (SOFR30A + 1.45%) 1/15/37	1,670,000	1,662,885
Avid Automobile Receivables Trust Series 2021-1 C 1.55% 5/15/26	10,542	10,520
Avis Budget Rental Car Funding AESOP LLC
Series 2022-3A A 4.62% 2/20/27	750,000	738,473
Series 2024-1A A 5.36% 6/20/30	2,642,000	2,629,764
=Bastion Funding I LLC Series 2023-1A A2 7.12% 4/25/38	2,188,031	2,162,868
=Bedrock ABS I LLC 7.95% 12/27/37	827,923	841,336
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A A 2.44% 7/15/46	679,296	607,718
Bridge Trust Series 2022-SFR1 C 4.45% 11/17/37	900,000	872,008
Bridgecrest Lending Auto Securitization Trust Series 2024-1 C 5.65% 4/16/29	2,341,000	2,336,710
Business Jet Securities LLC Series 2021-1A A 2.16% 4/15/36	1,517,057	1,436,587
BXG Receivables Note Trust Series 2022-A C 5.35% 9/28/37	586,242	560,020
CarMax Auto Owner Trust Series 2023-4 A3 6.00% 7/17/28	480,000	485,746
Cars Net Lease Mortgage Notes Series 2020-1A A3 3.10% 12/15/50	157,200	141,143
LVIP JPMorgan Core Bond Fund-31

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust
Series 2023-N1 B 5.85% 11/10/27	3,840,000	$3,836,441
Series 2023-P3 A3 5.82% 8/10/28	275,000	276,578
Series 2023-P4 A4 6.16% 9/10/29	631,000	644,520
Cascade MH Asset Trust Series 2021-MH1 A1 1.75% 2/25/46	708,506	611,722
=CFIN Issuer LLC Series 2022-RTL1 AA 3.25% 2/16/26	386,301	375,523
Continental Finance Credit Card ABS Master Trust Series 2022-A A 6.19% 10/15/30	910,000	906,016
CoreVest American Finance Ltd.
Series 2019-2 D 4.22% 6/15/52	500,000	450,329
Series 2019-3 B 3.16% 10/15/52	700,000	622,912
Series 2020-3 B 2.20% 8/15/53	810,000	683,240
•Countrywide Asset-Backed Certificates Trust
Series 2004-1 3A 6.02% (TSFR01M + 0.67%) 4/25/34	1,056	997
Series 2004-1 M1 6.21% (TSFR01M + 0.86%) 3/25/34	4,632	4,645
Series 2004-1 M2 6.28% (TSFR01M + 0.94%) 3/25/34	2,295	2,354
CPS Auto Receivables Trust
Series 2022-D C 7.69% 1/16/29	880,000	896,958
Series 2023-D C 7.17% 1/15/30	3,686,000	3,768,578
Credit Acceptance Auto Loan Trust
Series 2022-3A C 8.45% 2/15/33	900,000	931,777
Series 2023-2A A 5.92% 5/16/33	1,000,000	999,355
Series 2023-3A A 6.39% 8/15/33	700,000	708,475
Series 2024-1A C 6.71% 7/17/34	3,910,000	3,962,143
•CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A 5.58% (TSFR01M + 0.25%) 1/15/37	428,225	388,997
DataBank Issuer LLC Series 2021-1A A2 2.06% 2/27/51	650,000	603,279
=Diversified ABS Phase VIII LLC Series 2024-1A A1 7.08% 5/30/44	1,400,000	1,396,360
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
=DP Lion Holdco LLC Series 2023-1A A 8.24% 11/30/43	1,914,360	$1,931,015
Drive Auto Receivables Trust Series 2020-2 D 3.05% 5/15/28	419,157	418,582
DT Auto Owner Trust
Series 2022-3A C 7.69% 7/17/28	900,000	915,054
Series 2022-3A D 8.14% 7/17/28	750,000	772,587
Series 2023-2A C 5.79% 2/15/29	956,000	953,263
•EFS Volunteer No. 2 LLC Series 2012-1 A2 6.80% (SOFR30A + 1.46%) 3/25/36	806,596	811,510
Exeter Automobile Receivables Trust
Series 2019-4A D 2.58% 9/15/25	96,533	96,392
Series 2022-6A D 8.03% 4/6/29	1,032,000	1,068,319
Series 2023-5A C 6.85% 1/16/29	1,824,000	1,861,997
Series 2024-2A D 5.92% 2/15/30	4,241,000	4,250,786
FHF Issuer Trust Series 2023-2A A2 6.79% 10/15/29	2,462,487	2,488,247
First Investors Auto Owner Trust Series 2023-1A C 6.81% 12/17/29	4,000,000	4,091,070
FirstKey Homes Trust
Series 2020-SFR1 D 2.24% 8/17/37	800,000	763,362
Series 2020-SFR1 E 2.79% 8/17/37	1,100,000	1,055,164
Series 2020-SFR2 E 2.67% 10/19/37	850,000	810,235
Series 2021-SFR1 E1 2.39% 8/17/38	5,142,000	4,702,768
Series 2022-SFR2 E1 4.50% 7/17/39	900,000	836,495
Series 2022-SFR3 C 4.50% 7/17/38	784,000	757,105
•FMC GMSR Issuer Trust
Series 2020-GT1 A 4.45% 1/25/26	1,500,000	1,394,641
Series 2021-GT1 A 3.62% 7/25/26	1,700,000	1,521,574
Series 2021-GT2 A 3.85% 10/25/26	3,050,000	2,732,406
Series 2024-SAT1 A 6.50% 3/26/27	5,675,000	5,562,050
Foundation Finance Trust
Series 2020-1A A 3.54% 7/16/40	128,841	126,300
Series 2023-2A D 9.10% 6/15/49	2,900,000	2,987,901
LVIP JPMorgan Core Bond Fund-32

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
=FW Energy Asset Issuer LLC
7.15% 8/25/44	3,400,000	$3,400,000
8.11% 8/25/44	1,100,000	1,100,000
GLS Auto Receivables Issuer Trust
Series 2023-3A C 6.01% 5/15/29	523,000	523,930
Series 2024-2A C 6.03% 2/15/30	4,545,000	4,571,770
GLS Auto Select Receivables Trust Series 2023-2A A3 6.38% 2/15/29	4,250,000	4,330,898
Goodgreen Trust
=Series 2017 R1 5.00% 10/20/51	62,204	60,282
Series 2017-1A A 3.74% 10/15/52	28,518	25,740
Series 2017-2A A 3.26% 10/15/53	117,805	105,116
Series 2019-2A A 2.76% 4/15/55	213,652	180,559
GoodLeap Sustainable Home Solutions Trust Series 2022-1GS A 2.70% 1/20/49	1,228,479	1,011,506
Granite Park Equipment Leasing LLC Series 2023-1A A3 6.46% 9/20/32	2,800,000	2,853,405
Hardee's Funding LLC Series 2021-1A A2 2.87% 6/20/51	2,240,700	1,924,666
Hero Funding Series 2017-3A A2 3.95% 9/20/48	77,847	68,820
HERO Funding Trust
Series 2016-3A A1 3.08% 9/20/42	18,191	16,278
Series 2017-1A A2 4.46% 9/20/47	58,284	52,888
Hertz Vehicle Financing III LP Series 2021-2A C 2.52% 12/27/27	1,840,000	1,668,547
•HGI CRE CLO Ltd. Series 2021-FL1 A 6.49% (TSFR01M + 1.16%) 6/16/36	542,448	539,880
Home Partners of America Trust Series 2020-2 E 3.08% 1/17/41	820,238	684,503
John Deere Owner Trust Series 2023-B A4 5.11% 5/15/30	1,100,000	1,096,585
Jonah Energy Abs I LLC Series 2022-1 A1 7.20% 12/10/37	402,600	400,372
LAD Auto Receivables Trust Series 2023-2A A2 5.93% 6/15/27	2,544,625	2,547,045
Lending Funding Trust
Series 2020-2A A 2.32% 4/21/31	1,305,000	1,222,569
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Lending Funding Trust (continued)
Series 2020-2A C 4.30% 4/21/31	1,000,000	$922,624
Lendmark Funding Trust
Series 2021-1A B 2.47% 11/20/31	4,600,000	4,093,822
Series 2022-1A C 6.60% 7/20/32	1,200,000	1,202,754
•Long Beach Mortgage Loan Trust
Series 2003-4 M1 6.48% (TSFR01M + 1.13%) 8/25/33	1,088	1,084
Series 2004-1 M1 6.21% (TSFR01M + 0.86%) 2/25/34	18,612	18,192
Marlette Funding Trust Series 2021-3A C 1.81% 12/15/31	1,400,000	1,360,877
Merchants Fleet Funding LLC Series 2023-1A A 7.21% 5/20/36	3,619,021	3,651,345
Mercury Financial Credit Card Master Trust Series 2024-2A A 6.56% 7/20/29	4,075,000	4,090,284
•MF1 LLC Series 2022-FL10 A 7.97% (TSFR01M + 2.64%) 9/17/37	3,100,000	3,114,420
=MNR ABS Issuer I LLC 8.95% 12/15/38	2,366,487	2,392,046
MVW LLC
Series 2019-2A B 2.44% 10/20/38	157,036	149,080
Series 2023-2A C 7.06% 11/20/40	1,430,031	1,447,306
MVW Owner Trust
Series 2019-1A A 2.89% 11/20/36	36,852	35,943
Series 2023-1A C 6.54% 10/20/40	1,058,269	1,054,955
•Navient Student Loan Trust Series 2016-3A A3 6.80% (SOFR30A + 1.46%) 6/25/65	1,035,180	1,045,622
•New Century Home Equity Loan Trust Series 2005-1 M1 6.13% (TSFR01M + 0.79%) 3/25/35	8,645	8,760
New Residential Mortgage Loan Trust Series 2022-SFR1 D 3.30% 2/17/39	1,375,000	1,243,935
NP SPE X LP Series 2021-1A A1 2.23% 3/19/51	1,691,025	1,551,773
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1 A 3.84% 12/25/25	344,785	332,674
Series 2021-FHT1 A 3.10% 7/25/26	601,584	565,960
Series 2021-GNT1 A 3.47% 11/25/26	579,037	537,998
LVIP JPMorgan Core Bond Fund-33

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Octane Receivables Trust Series 2022-2A D 7.70% 2/20/30	1,400,000	$1,446,057
OneMain Direct Auto Receivables Trust
Series 2019-1A B 3.95% 11/14/28	1,000,000	972,753
Series 2021-1A A 0.87% 7/14/28	604,497	585,942
Series 2023-1A D 7.07% 2/14/33	682,000	690,235
Oportun Issuance Trust Series 2021-C A 2.18% 10/8/31	1,487,000	1,413,262
Pagaya AI Technology in Housing Trust Series 2022-1 A 4.25% 8/25/25	1,301,880	1,273,885
=PEAC Solutions Receivables LLC Series 2024-1A A3 5.64% 11/20/30	2,500,000	2,499,558
•PNMAC GMSR Issuer Trust Series 2022-GT1 A 9.59% (SOFR30A + 4.25%) 5/25/27	850,000	861,322
PRET LLC
φSeries 2021-NPL6 A1 2.49% 7/25/51	319,114	313,909
•Series 2021-RN4 A1 2.49% 10/25/51	1,147,985	1,132,604
φPretium Mortgage Credit Partners I LLC Series 2021-NPL1 A1 5.24% 9/27/60	514,764	507,838
Progress Residential Trust
Series 2022-SFR2 A 2.95% 4/17/27	544,868	509,878
Series 2022-SFR2 E1 4.55% 4/17/27	2,700,000	2,533,645
Renew Financial Series 2017-1A A 3.67% 9/20/52	29,410	26,876
=RT Financial LLC 7.85% 10/15/43	2,470,894	2,495,850
Santander Drive Auto Receivables Trust
Series 2022-4 A3 4.14% 2/16/27	354,586	353,533
Series 2022-4 C 5.00% 11/15/29	2,950,000	2,916,472
Series 2022-5 D 5.67% 12/16/30	5,500,000	5,454,005
Series 2022-6 D 5.69% 2/18/31	5,500,000	5,485,989
Series 2023-6 C 6.40% 3/17/31	2,200,000	2,257,684
Series 2024-2 D 6.28% 8/15/31	2,249,000	2,281,244
Series 2024-3 D 5.97% 10/15/31	5,055,000	5,070,925
SCF Equipment Leasing LLC
Series 2022-2A A3 6.50% 10/21/30	3,000,000	3,022,285
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
SCF Equipment Leasing LLC (continued)
Series 2022-2A C 6.50% 8/20/32	810,000	$820,635
Series 2023-1A A3 6.17% 5/20/32	3,000,000	3,068,129
Series 2023-1A C 6.77% 8/22/33	3,815,000	3,984,495
Series 2024-1A C 5.82% 9/20/32	2,558,000	2,570,400
Sierra Timeshare Receivables Funding LLC
Series 2019-3A C 3.00% 8/20/36	93,991	93,184
Series 2020-2A A 1.33% 7/20/37	119,931	115,878
•SLC Student Loan Trust Series 2008-1 A4A 7.21% (SOFR90A + 1.86%) 12/15/32	958,439	974,151
•SLM Private Credit Student Loan Trust
Series 2005-B A4 5.93% (TSFR03M + 0.59%) 6/15/39	558,712	547,356
Series 2006-A A5 5.89% (TSFR03M + 0.55%) 6/15/39	506,927	491,928
SMB Private Education Loan Trust
Series 2020-A A2A 2.23% 9/15/37	477,735	448,972
Series 2021-C APT1 1.39% 1/15/53	1,651,885	1,458,221
Series 2021-C B 2.30% 1/15/53	857,041	801,652
Series 2022-C A1A 4.48% 5/16/50	3,125,246	3,039,840
=Sonoran Auto Receivables Trust 4.76% 6/15/25	15,621	15,591
•Starwood Ltd. Series 2022-FL3 A 6.68% (SOFR30A + 1.35%) 11/15/38	2,180,000	2,146,245
Tricon American Homes Trust Series 2020-SFR2 E1 2.73% 11/17/39	2,426,000	2,171,679
Tricon Residential Trust Series 2022-SFR1 D 4.75% 4/17/39	459,000	439,105
Triumph Rail Holdings LLC Series 2021-2 A 2.15% 6/19/51	1,420,797	1,293,246
U.S. Small Business Administration
Series 2019-20D 1 2.98% 4/1/39	174,579	158,094
Series 2019-25G 1 2.69% 7/1/44	312,855	271,639
=VM Debt Trust Series 2019-1 7.46% 7/18/27	1,000,000	940,000
φVOLT CI LLC Series 2021-NP10 A1 4.99% 5/25/51	319,414	313,685
LVIP JPMorgan Core Bond Fund-34

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
φVOLT XCII LLC Series 2021-NPL1 A1 4.89% 2/27/51	139,919	$137,746
φVOLT XCIII LLC Series 2021-NPL2 A1 4.89% 2/27/51	593,870	580,533
φVOLT XCIV LLC Series 2021-NPL3 A1 5.24% 2/27/51	414,941	410,445
φVOLT XCIX LLC Series 2021-NPL8 A1 5.12% 4/25/51	591,737	586,215
φVOLT XCV LLC Series 2021-NPL4 A1 5.24% 3/27/51	265,934	264,632
φVOLT XCVI LLC Series 2021-NPL5 A1 5.12% 3/27/51	311,812	309,072
φVOLT XCVII LLC Series 2021-NPL6 A1 5.24% 4/25/51	363,803	361,723
Wendy's Funding LLC Series 2021-1A A2I 2.37% 6/15/51	1,755,205	1,529,823
Westlake Automobile Receivables Trust Series 2023-3A C 6.02% 9/15/28	1,000,000	1,002,763
Total Non-Agency Asset-Backed Securities (Cost $224,149,976)		226,079,796
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.53%
•Adjustable Rate Mortgage Trust Series 2005-9 5A1 6.00% (TSFR01M + 0.65%) 11/25/35	106,777	105,835
=•Anchor Mortgage Trust 8.23% 3/25/31	4,000,000	4,000,000
Angel Oak Mortgage Trust
•Series 2021-7 A3 2.34% 10/25/66	618,497	517,031
Series 2022-3 A1 4.00% 1/25/67	1,325,843	1,241,032
~^Banc of America Alternative Loan Trust Series 2004-6 15 0.00% 7/25/34	1,405	793
Banc of America Funding Trust
~^Series 2004-1 0.00% 3/25/34	6,554	4,885
Series 2005-6 2A7 5.50% 10/25/35	52,724	44,338
~^Series 2005-7 30 0.00% 11/25/35	4,864	4,355
•Bear Stearns ARM Trust
Series 2003-7 3A 7.05% 10/25/33	3,159	3,131
Series 2006-1 A1 7.66% (H15T1Y + 2.25%) 2/25/36	21,958	21,140
•BRAVO Residential Funding Trust Series 2022-NQM3 A1 5.11% 7/25/62	2,415,111	2,397,855
•CENT Trust Series 2023-CITY A 7.95% (TSFR01M + 2.62%) 9/15/38	2,750,000	2,763,748
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
CHL Mortgage Pass-Through Trust
♦•Series 2004-7 2A1 5.59% 6/25/34	10,681	$9,559
♦•Series 2004-HYB1 2A 5.43% 5/20/34	5,692	5,119
♦•Series 2004-HYB3 2A 4.79% 6/20/34	8,341	7,619
♦Series 2005-16 A23 5.50% 9/25/35	23,767	14,884
♦•Series 2005-22 2A1 4.69% 11/25/35	59,417	47,388
•CIM Trust Series 2021-R6 A1 1.43% 7/25/61	794,552	678,366
Citigroup Global Markets Mortgage Securities VII, Inc.
•Series 2003-HYB1 A 6.24% 9/25/33	2,345	2,285
~^Series 2003-UP2 1 0.00% 12/25/18	45	43
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UP3 A3 7.00% 9/25/33	657	627
•Series 2005-1 2A1A 3.55% 2/25/35	34,769	27,112
Countrywide Alternative Loan Trust
Series 2004-2CB 1A9 5.75% 3/25/34	333,731	319,568
*‡•Series 2005-20CB 3A8 0.00% (4.64% minus TSFR01M) 7/25/35	122,219	3,064
*‡•Series 2005-22T1 A2 0.00% (4.96% minus TSFR01M) 6/25/35	246,900	7,957
Series 2005-28CB 1A4 5.50% 8/25/35	151,738	128,345
Series 2005-54CB 1A11 5.50% 11/25/35	54,119	40,649
CSMC Trust
•Series 2018-J1 A2 3.50% 2/25/48	2,728,858	2,388,876
φ•Series 2019-NQM1 A3 4.06% 10/25/59	839,470	813,978
•Series 2020-RPL4 A1 2.00% 1/25/60	811,482	706,471
•Series 2021-AFC1 A1 0.83% 3/25/56	729,013	587,339
•Series 2021-AFC1 A3 1.17% 3/25/56	991,247	802,167
•Series 2021-NQM3 A3 1.63% 4/25/66	1,692,554	1,423,883
•Series 2021-NQM7 A1 1.76% 10/25/66	555,379	468,207
•Series 2021-NQM8 A1 1.84% 10/25/66	2,786,067	2,419,366
•Series 2021-RPL1 A1 4.05% 9/27/60	1,098,853	1,055,996
LVIP JPMorgan Core Bond Fund-35

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
CSMC Trust (continued)
Series 2021-RPL2 A1 2.00% 1/25/60	488,436	$416,409
•Series 2021-RPL6 A1 2.00% 10/25/60	991,164	868,571
φ•Series 2022-JR1 A1 4.27% 10/25/66	411,438	404,562
•Series 2022-NQM1 A1 2.27% 11/25/66	2,743,242	2,388,844
•Deephaven Residential Mortgage Trust Series 2022-1 A1 2.21% 1/25/67	1,958,448	1,739,505
•Ellington Financial Mortgage Trust Series 2021-2 A1 0.93% 6/25/66	745,428	593,860
•Fannie Mae-Aces Series 2023-M2 3A2 2.05% 4/25/32	7,500,000	6,232,984
First Horizon Alternative Mortgage Securities Trust Series 2005-FA8 1A19 5.50% 11/25/35	49,347	22,062
•Galton Funding Mortgage Trust Series 2017-1 A22 3.00% 7/25/56	94,481	81,777
φ•GCAT Trust Series 2020-NQM1 A3 3.55% 1/25/60	2,087,295	1,978,086
•GMACM Mortgage Loan Trust Series 2005-AR3 3A4 4.39% 6/19/35	31,374	28,508
GSR Mortgage Loan Trust
Series 2004-13F 3A3 6.00% 11/25/34	6,827	6,360
Series 2004-6F 1A2 5.00% 5/25/34	14,791	13,658
Series 2004-6F 3A4 6.50% 5/25/34	38,723	37,881
•Home RE Ltd. Series 2022-1 M1A 8.19% (SOFR30A + 2.85%) 10/25/34	324,943	326,332
•Impac CMB Trust Series 2007-A A 5.96% (TSFR01M + 0.61%) 5/25/37	944,098	905,931
•Impac Secured Assets Trust Series 2006-1 2A1 6.16% (TSFR01M + 0.81%) 5/25/36	4,043	3,830
•JP Morgan Mortgage Trust
Series 2006-A2 5A3 6.08% 11/25/33	4,241	4,128
Series 2017-5 A2 5.52% 10/26/48	2,789,000	2,729,516
Series 2018-4 A1 3.50% 10/25/48	323,442	279,714
•MASTR Adjustable Rate Mortgages Trust Series 2004-13 2A1 6.41% 4/21/34	5,633	5,494
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
MASTR Alternative Loan Trust
Series 2003-9 8A1 6.00% 1/25/34	19,891	$18,435
Series 2004-10 1A1 4.50% 9/25/19	401	386
Series 2004-4 10A1 5.00% 5/25/24	6,421	6,421
Series 2004-6 7A1 6.00% 7/25/34	44,833	43,294
~^Series 2004-7 30 0.00% 8/25/34	3,619	3,017
Series 2004-8 6A1 5.50% 9/25/19	89	89
MASTR Asset Securitization Trust
Series 2003-11 9A6 5.25% 12/25/33	33,002	31,470
~^Series 2003-12 15 0.00% 12/25/18	76	0
~^Series 2004-6 15 0.00% 7/25/19	82	81
~^MASTR Resecuritization Trust Series 2005-PO 3 0.00% 5/28/35	4,943	3,770
•MFA Trust Series 2020-NQM1 A3 2.30% 8/25/49	487,225	454,766
•NACC Reperforming Loan REMIC Trust Series 2004-R2 A1 6.50% 10/25/34	14,200	12,198
•New Residential Mortgage Loan Trust
Series 2014-2A A3 3.75% 5/25/54	517,279	480,949
Series 2015-1A A3 3.75% 5/28/52	278,470	259,415
Series 2015-2A A1 3.75% 8/25/55	1,752,101	1,637,971
Series 2015-2A A2 3.75% 8/25/55	997,546	927,756
Series 2016-3A A1B 3.25% 9/25/56	562,267	511,664
Series 2016-3A B1 4.00% 9/25/56	2,286,361	2,171,654
Series 2016-4A B2 4.75% 11/25/56	1,244,145	1,192,401
Series 2017-1A A1 4.00% 2/25/57	1,398,864	1,311,439
Series 2017-2A B2 4.75% 3/25/57	1,232,172	1,194,815
Series 2017-4A A1 4.00% 5/25/57	1,307,925	1,219,231
Series 2017-6A A1 4.00% 8/27/57	2,819,901	2,631,078
Series 2022-NQM2 A1 3.08% 3/27/62	2,760,698	2,530,095
•OBX Trust
Series 2021-NQM2 A1 1.10% 5/25/61	516,363	407,736
LVIP JPMorgan Core Bond Fund-36

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•OBX Trust (continued)
Series 2021-NQM3 A1 1.05% 7/25/61	805,967	$634,311
Series 2022-NQM1 A1 2.31% 11/25/61	2,707,149	2,345,393
•Onslow Bay Mortgage Loan Trust Series 2021-NQM4 A1 1.96% 10/25/61	1,704,050	1,416,924
*PHH Alternative Mortgage Trust Series 2007-2 2X 6.00% 5/25/37	62,752	12,236
•PRKCM Trust Series 2021-AFC2 A1 2.07% 11/25/56	743,799	634,236
φ•PRPM LLC Series 2024-RCF3 A1 4.00% 5/25/54	4,135,000	3,952,828
SACO I, Inc. Series 1997-2 1A5 7.00% 8/25/36	885	829
•SG Residential Mortgage Trust Series 2022-1 A1 3.17% 3/27/62	2,639,438	2,418,724
Towd Point Mortgage Trust
•Series 2016-3 B1 4.13% 4/25/56	850,000	808,849
•Series 2017-6 M1 3.25% 10/25/57	1,610,000	1,445,761
•Series 2019-HY2 M2 7.36% (TSFR01M + 2.01%) 5/25/58	950,000	974,145
•Series 2021-R1 A1 2.92% 11/30/60	1,312,587	1,128,023
Series 2022-4 A1 3.75% 9/25/62	2,454,499	2,270,079
Vendee Mortgage Trust
Series 1996-1 1Z 6.75% 2/15/26	10,604	10,612
Series 1996-2 1Z 6.75% 6/15/26	4,624	4,661
Series 1997-1 2Z 7.50% 2/15/27	21,870	22,066
Series 1998-1 2E 7.00% 3/15/28	7,939	7,976
•VM Master Issuer LLC Series 2022-1 A1 5.16% 5/24/25	942,164	938,974
♦•WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8 A 5.59% 8/25/33	2,202	2,082
Series 2003-AR9 1A6 5.68% 9/25/33	11,365	10,767
Series 2004-AR3 A2 5.77% 6/25/34	3,470	3,139
Series 2005-AR13 A1A1 6.04% (TSFR01M + 0.69%) 10/25/45	653,424	617,468
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
*♦‡•Series 2005-2 1A4 0.00% (4.94% minus TSFR01M) 4/25/35	255,773	$7,820
*♦‡•Series 2005-2 2A3 0.00% (4.89% minus TSFR01M) 4/25/35	70,529	1,516
*♦Series 2005-3 CX 5.50% 5/25/35	79,413	13,127
♦Series 2005-4 CB7 5.50% 6/25/35	63,359	55,140
♦Series 2005-6 2A4 5.50% 8/25/35	15,864	12,856
Total Non-Agency Collateralized Mortgage Obligations (Cost $77,254,536)		78,931,696
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.82%
•AREIT Trust Series 2022-CRE6 A 6.58% (SOFR30A + 1.25%) 1/20/37	1,461,665	1,449,788
•BAMLL Re-REMICS Trust Series 2024-FRR3 B 1.51% 1/27/50	6,000,000	5,289,820
•BANK Series 2018-BN14 C 4.77% 9/15/60	1,640,000	1,372,235
BB-UBS Trust Series 2012-SHOW A 3.43% 11/5/36	300,000	292,504
•BX Commercial Mortgage Trust
Series 2021-SOAR A 6.11% (TSFR01M + 0.78%) 6/15/38	1,130,992	1,116,854
Series 2021-XL2 A 6.13% (TSFR01M + 0.80%) 10/15/38	3,237,977	3,203,572
BX Trust
Series 2019-OC11 A 3.20% 12/9/41	870,000	773,839
•Series 2022-LBA6 A 6.33% (TSFR01M + 1.00%) 1/15/39	1,680,000	1,659,054
CD Mortgage Trust Series 2016-CD1 A4 2.72% 8/10/49	1,950,000	1,799,393
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	680,000	674,982
Series 2016-P3 A4 3.33% 4/15/49	580,000	555,079
Series 2016-P6 A4 3.46% 12/10/49	266,043	253,264
COMM Mortgage Trust
Series 2014-CR20 A4 3.59% 11/10/47	310,000	304,377
LVIP JPMorgan Core Bond Fund-37

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust (continued)
Series 2014-CR20 AM 3.94% 11/10/47	1,200,000	$1,162,894
Series 2015-CR23 A4 3.50% 5/10/48	320,000	313,492
Series 2015-CR25 A4 3.76% 8/10/48	156,000	152,208
Series 2020-CBM A2 2.90% 2/10/37	750,000	729,325
Series 2020-CBM C 3.40% 2/10/37	500,000	482,467
CSMC Trust
Series 2014-USA A2 3.95% 9/15/37	885,000	774,466
Series 2014-USA B 4.18% 9/15/37	5,620,000	4,932,585
Series 2014-USA D 4.37% 9/15/37	100,000	76,073
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	700,000	668,179
~^GAM Re-REMICS Trust
Series 2021-FRR2 A730 0.00% 9/27/51	1,250,000	1,197,980
Series 2021-FRR2 B730 0.00% 9/27/51	1,750,000	1,672,506
•GS Mortgage Securities Corp. Trust
Series 2013-PEMB A 3.67% 3/5/33	3,810,000	3,026,374
Series 2021-ROSS A 6.74% (TSFR01M + 1.26%) 5/15/26	2,970,000	2,750,213
GS Mortgage Securities Trust Series 2015-GC32 A4 3.76% 7/10/48	390,000	381,251
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1 A5 3.91% 1/15/49	1,000,000	969,763
•Series 2020-MKST D 7.44% (TSFR01M + 2.11%) 12/15/36	5,130,000	807,410
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	1,370,000	1,332,704
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	1,300,000	1,225,930
•MHC Trust Series 2021-MHC2 A 6.29% (TSFR01M + 0.96%) 5/15/38	417,245	413,868
Morgan Stanley Bank of America Merrill Lynch Trust
•Series 2013-C7 C 4.18% 2/15/46	416,834	395,330
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust (continued)
Series 2015-C23 A4 3.72% 7/15/50	1,230,000	$1,203,187
Series 2015-C26 A5 3.53% 10/15/48	970,000	940,052
Series 2016-C29 A4 3.33% 5/15/49	540,000	516,295
MRCD Mortgage Trust
Series 2019-PARK A 2.72% 12/15/36	740,000	651,587
Series 2019-PARK D 2.72% 12/15/36	987,000	737,960
•MTN Commercial Mortgage Trust Series 2022-LPFL A 6.73% (TSFR01M + 1.40%) 3/15/39	1,030,000	1,017,446
Natixis Commercial Mortgage Securities Trust
Series 2019-FAME A 3.05% 8/15/36	5,440,000	4,844,627
*•Series 2019-FAME XA 1.50% 8/15/36	32,225,000	79,409
•OPG Trust Series 2021-PORT A 5.93% (TSFR01M + 0.60%) 10/15/36	2,206,299	2,169,177
SBALR Commercial Mortgage Trust Series 2020-RR1 A3 2.83% 2/13/53	897,843	752,072
SLG Office Trust Series 2021-OVA A 2.59% 7/15/41	2,020,000	1,647,904
•SMRT Series 2022-MINI A 6.33% (TSFR01M + 1.00%) 1/15/39	1,740,000	1,718,249
UBS-BAMLL Trust Series 2012-WRM A 3.66% 6/10/30	3,676	3,347
VLS Commercial Mortgage Trust Series 2020-LAB A 2.13% 10/10/42	1,530,000	1,222,346
*•Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 XA 1.85% 8/15/49	12,177,527	305,879
Series 2016-C36 XA 1.30% 11/15/59	24,822,560	493,418
•WFRBS Commercial Mortgage Trust Series 2014-C20 C 4.51% 5/15/47	3,603,000	2,676,551
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $63,668,526)		63,189,285
ΔREGIONAL BONDS–0.11%
Canada—0.11%
Province of British Columbia Canada 2.25% 6/2/26	1,100,000	1,046,037
Province of Manitoba Canada 2.13% 6/22/26	660,000	625,123
LVIP JPMorgan Core Bond Fund-38

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔREGIONAL BONDS (continued)
Canada (continued)
Province of Quebec Canada 2.50% 4/20/26	730,000	$699,071
		2,370,231
Total Regional Bonds (Cost $2,360,554)		2,370,231
ΔSOVEREIGN BONDS–0.34%
Chile—0.02%
Chile Government International Bonds 3.10% 1/22/61	930,000	573,231
		573,231
India—0.04%
Export-Import Bank of India 3.38% 8/5/26	990,000	952,071
		952,071
Mexico—0.23%
Mexico Government International Bonds
2.66% 5/24/31	283,000	232,191
3.50% 2/12/34	5,067,000	4,116,596
3.75% 1/11/28	280,000	264,634
4.40% 2/12/52	685,000	499,447
		5,112,868
Poland—0.04%
Republic of Poland Government International Bonds 5.50% 3/18/54	921,000	893,831
		893,831
Saudi Arabia—0.01%
Saudi Government International Bonds 2.25% 2/2/33	200,000	159,661
		159,661
Total Sovereign Bonds (Cost $7,666,195)		7,691,662
U.S. TREASURY OBLIGATIONS–27.06%
U.S. Treasury Bonds
1.13% 5/15/40	1,220,000	750,729
1.63% 11/15/50	13,530,000	7,407,675
1.88% 2/15/51	26,123,900	15,255,949
2.00% 2/15/50	5,100,000	3,097,254
2.00% 8/15/51	3,085,000	1,853,169
2.25% 5/15/41	4,785,000	3,462,022
2.25% 8/15/46	3,103,700	2,068,931
2.25% 8/15/49	1,095,000	707,729
2.38% 2/15/42	2,510,000	1,827,201
2.38% 11/15/49	1,365,000	906,339
2.38% 5/15/51	16,350,000	10,768,008
2.50% 2/15/45	2,000,000	1,426,641
2.75% 8/15/42	1,800,000	1,384,453
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
2.75% 11/15/42	8,450,000	$6,475,803
2.88% 5/15/43	7,470,000	5,800,922
2.88% 8/15/45	570,000	432,910
2.88% 5/15/49	1,420,000	1,048,914
2.88% 5/15/52	5,320,000	3,899,186
3.00% 11/15/44	663,000	517,787
3.00% 11/15/45	1,000,000	774,297
3.00% 2/15/47	28,000	21,459
3.00% 2/15/48	90,000	68,481
3.00% 2/15/49	5,380,000	4,075,140
3.00% 8/15/52	1,400,000	1,053,227
3.13% 11/15/41	950,000	782,674
3.13% 2/15/43	720,000	583,031
3.13% 5/15/48	176,200	137,023
3.25% 5/15/42	110,000	91,472
3.38% 5/15/44	1,000,000	833,125
3.38% 11/15/48	2,980,000	2,420,202
3.50% 2/15/39	1,037,800	933,817
3.63% 8/15/43	730,000	634,302
3.63% 2/15/44	645,000	558,681
3.63% 5/15/53	18,160,000	15,453,734
3.75% 8/15/41	2,150,000	1,941,635
3.75% 11/15/43	514,000	454,288
3.88% 8/15/40	11,875,000	11,012,671
3.88% 2/15/43	500,000	451,953
3.88% 5/15/43	35,110,000	31,678,546
4.00% 11/15/42	3,000,000	2,764,687
4.00% 11/15/52	1,860,000	1,694,489
4.25% 5/15/39	945,000	923,516
4.38% 8/15/43	6,050,000	5,839,668
U.S. Treasury Inflation Indexed Notes 1.13% 1/15/33	16,334,490	15,112,132
U.S. Treasury Notes
0.38% 9/30/27	1,160,000	1,016,994
0.88% 11/15/30	107,605,000	87,038,154
1.25% 3/31/28	2,475,000	2,204,200
1.25% 6/30/28	3,937,500	3,483,457
1.25% 8/15/31	250,000	202,891
1.38% 11/15/31	840,400	683,613
1.63% 5/15/31	310,000	260,182
1.75% 12/31/26	23,727,100	22,144,057
1.88% 2/15/32	2,950,000	2,476,387
2.50% 2/28/26	160,000	154,037
2.63% 5/31/27	5,100,000	4,836,633
2.75% 7/31/27	2,230,000	2,117,455
2.88% 4/30/25	146,000	143,258
2.88% 8/15/28	188,850,000	177,932,109
2.88% 5/15/32	1,630,000	1,468,592
3.13% 8/31/27	2,935,000	2,815,766
3.13% 8/31/29	2,895,000	2,730,347
3.38% 5/15/33	37,340,000	34,605,137
3.63% 3/31/30	7,150,000	6,884,109
3.88% 11/30/27	3,000,000	2,942,930
3.88% 8/15/33	370,000	355,952
LVIP JPMorgan Core Bond Fund-39

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
4.00% 2/15/34	15,877,400	$15,411,001
4.50% 11/15/33	22,200,000	22,404,656
4.88% 10/31/30	24,170,000	24,852,614
^U.S. Treasury Strip Coupon
0.00% 11/15/26	250,000	225,198
0.00% 2/15/27	300,000	266,883
0.00% 5/15/27	725,000	638,251
0.00% 8/15/27	250,000	217,503
0.00% 8/15/29	3,400,000	2,717,123
0.00% 8/15/30	300,000	229,430
0.00% 11/15/30	500,000	378,207
0.00% 2/15/31	350,000	261,795
0.00% 5/15/31	275,000	203,463
0.00% 11/15/31	760,000	549,709
0.00% 2/15/33	400,000	273,166
0.00% 5/15/33	1,175,000	793,894
0.00% 8/15/33	100,000	66,780
0.00% 11/15/33	1,025,000	675,790
0.00% 2/15/34	775,000	505,172
0.00% 11/15/34	50,000	31,457
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
^U.S. Treasury Strip Coupon (continued)
0.00% 2/15/35	65,000	$40,410
0.00% 5/15/35	250,000	153,558
0.00% 11/15/40	850,000	390,626
0.00% 2/15/41	545,134	247,529
0.00% 11/15/41	100,000	43,507
0.00% 11/15/43	21,405,000	8,410,130
Total U.S. Treasury Obligations (Cost $618,138,095)		605,869,984

	Number of Shares
MONEY MARKET FUND–0.14%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	3,139,088	3,139,088
Total Money Market Fund (Cost $3,139,088)		3,139,088

TOTAL INVESTMENTS–99.36% (Cost $2,234,165,924)	2,224,391,214

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.64%	14,251,368
NET ASSETS APPLICABLE TO 227,961,909 SHARES OUTSTANDING–100.00%	$2,238,642,582
NET ASSET VALUE PER SHARE–LVIP JPMORGAN CORE BOND FUND STANDARD CLASS ($1,748,272,006 / 177,466,945 Shares)	$9.851
NET ASSET VALUE PER SHARE–LVIP JPMORGAN CORE BOND FUND SERVICE CLASS ($490,370,576 / 50,494,964 Shares)	$9.711
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$2,212,428,140
Distributable earnings/(accumulated loss)	26,214,442
TOTAL NET ASSETS	$2,238,642,582

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

~Principal Only - represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

^Zero coupon security.
*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
LVIP JPMorgan Core Bond Fund-40

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
∞Delayed settlement. Interest rate to be determined upon settlement date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at June 30, 2024.
‡Rate is less than 0.01%.
ΔSecurities have been classified by country of origin.

★Includes $1,780,000 cash collateral held at broker for futures contracts, $1,552,198 payable for securities purchased, $708,330 payable for fund shares redeemed, $99,869 other accrued expenses payable, $890,468 due to manager and affiliates, $128,279 variation margin due to broker on futures contracts, $34,021 payable for audit fee and $60,157 payable for fund accounting fee as of June 30, 2024.

The following futures contracts were outstanding at June 30, 2024:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
68	U.S. Treasury 2 yr Notes	$13,886,875	$13,848,109	9/30/24	$38,766	$—
1,158	U.S. Treasury 5 yr Notes	123,417,469	122,533,191	9/30/24	884,278	—
Total Futures Contracts					$923,044	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 6 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2024.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
BAMLL–Bank of America Merrill Lynch Large Loan
BB-UBS–Barclays Bank United Bank of Switzerland
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
ECOFC–Enterprise 11th District Federal Cost of Funds Index
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
H15T1Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year
HSBC–Hong Kong and Shanghai Banking Corporation
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LNG–Liquefied Natural Gas
PNMAC–PennyMac
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduits
RFUCCT1Y–Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M–Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
S&P–Standard & Poor’s
S.F.–Single Family
TSFR01M–1 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
TSFR12M–12 Month Term Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
LVIP JPMorgan Core Bond Fund-41

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
SOFR90A–Secured Overnight Financing Rate 90 Days Average
STACR–Structured Agency Credit Risk
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Core Bond Fund-42

LVIP JPMorgan Core Bond Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Interest	$56,222,742
Foreign taxes withheld	(957)
56,221,785
EXPENSES:
Management fees	4,365,238
Distribution fees-Service Class	575,352
Shareholder servicing fees	316,480
Accounting and administration expenses	192,835
Pricing fees	78,800
Professional fees	58,156
Custodian fees	37,953
Trustees’ fees and expenses	34,323
Reports and statements to shareholders	15,820
Consulting fees	1,809
Other	15,780
Total operating expenses	5,692,546
NET INVESTMENT INCOME	50,529,239
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss from:
Investments	(437,618)
Futures contracts	(1,205,047)
Net realized loss	(1,642,665)
Net change in unrealized appreciation (depreciation) of:
Investments	(51,433,239)
Futures contracts	(972,202)
Net change in unrealized appreciation (depreciation)	(52,405,441)
NET REALIZED AND UNREALIZED LOSS	(54,048,106)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,518,867)
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Core Bond Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$50,529,239	$36,853,409
Net realized loss	(1,642,665)	(12,554,941)
Net change in unrealized appreciation (depreciation)	(52,405,441)	103,664,208
Net increase (decrease) in net assets resulting from operations	(3,518,867)	127,962,676
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(30,523,334)
Service Class	—	(12,592,136)
	—	(43,115,470)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	152,049,473	1,564,343,132
Service Class	92,360,950	129,808,594
Reinvestment of dividends and distributions:
Standard Class	—	30,523,334
Service Class	—	12,592,136
	244,410,423	1,737,267,196
Cost of shares redeemed:
Standard Class	(130,282,549)	(90,902,414)
Service Class	(35,916,479)	(37,695,934)
	(166,199,028)	(128,598,348)
Increase in net assets derived from capital share transactions	78,211,395	1,608,668,848
NET INCREASE IN NET ASSETS	74,692,528	1,693,516,054
NET ASSETS:
Beginning of period	2,163,950,054	470,434,000
End of period	$2,238,642,582	$2,163,950,054
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Core Bond Fund-43

LVIP JPMorgan Core Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Core Bond Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23[2]	12/31/22[2]	12/31/21[2]	12/31/20[2]	12/31/19[2]
Net asset value, beginning of period	$9.870	$9.670	$11.34	$11.88	$11.24	$10.66
Income (loss) from investment operations:
Net investment income[3]	0.227	0.388	0.24	0.21	0.24	0.30
Net realized and unrealized gain (loss)	(0.246)	0.173	(1.66)	(0.37)	0.63	0.56
Total from investment operations	(0.019)	0.561	(1.42)	(0.16)	0.87	0.86
Less dividends and distributions from:
Net investment income	—	(0.361)	(0.20)	(0.22)	(0.23)	(0.28)
Net realized gain	—	—	(0.05)	(0.16)	—	—
Total dividends and distributions	—	(0.361)	(0.25)	(0.38)	(0.23)	(0.28)
Net asset value, end of period	$9.851	$9.870	$9.67	$11.34	$11.88	$11.24
Total return[4]	(0.24% )	5.91%	(12.58% )	(1.35% )	7.84%	8.18%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,748,272	$1,729,106	$148,705	$172,023	$190,891	$162,192
Ratio of expenses to average net assets	0.47%	0.49%	0.53%	0.53%	0.53%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.47%	0.49%	0.55%	0.54%	0.55%	0.58%
Ratio of net investment income to average net assets	4.68%	4.07%	2.34%	1.79%	2.09%	2.70%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.68%	4.07%	2.32%	1.78%	2.07%	2.70%
Portfolio turnover	9%	48% [5]	60%	93%	92%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Core Bond Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust Core Bond Portfolio.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Core Bond Fund-44

LVIP JPMorgan Core Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Core Bond Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23[2]	12/31/22[2]	12/31/21[2]	12/31/20[2]	12/31/19[2]
Net asset value, beginning of period	$9.742	$9.530	$11.17	$11.72	$11.09	$10.53
Income (loss) from investment operations:
Net investment income[3]	0.212	0.365	0.21	0.17	0.21	0.27
Net realized and unrealized gain (loss)	(0.243)	0.164	(1.62)	(0.37)	0.63	0.55
Total from investment operations	(0.031)	0.529	(1.41)	(0.20)	0.84	0.82
Less dividends and distributions from:
Net investment income	—	(0.317)	(0.18)	(0.19)	(0.21)	(0.26)
Net realized gain	—	—	(0.05)	(0.16)	—	—
Total dividends and distributions	—	(0.317)	(0.23)	(0.35)	(0.21)	(0.26)
Net asset value, end of period	$9.711	$9.742	$9.53	$11.17	$11.72	$11.09
Total return[4]	(0.37% )	5.66%	(12.74% )	(1.66% )	7.68%	7.87%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$490,371	$434,844	$321,729	$350,986	$340,885	$218,268
Ratio of expenses to average net assets	0.72%	0.74%	0.78%	0.78%	0.78%	0.83%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.72%	0.74%	0.80%	0.79%	0.79%	0.83%
Ratio of net investment income to average net assets	4.43%	3.82%	2.10%	1.54%	1.82%	2.45%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.43%	3.82%	2.08%	1.53%	1.81%	2.45%
Portfolio turnover	9%	48% [5]	60%	93%	92%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Core Bond Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust Core Bond Portfolio.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Core Bond Fund-45

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Core Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Core Bond Portfolio, a former portfolio of JPMorgan Insurance Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2023. The Fund commenced on May 1, 2023. Pre-inception information for Standard Class shares and Service Class shares shown is that of the Predecessor Fund’s Standard Class shares and Service Class shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP JPMorgan Core Bond Fund-46

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.40% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.54% of the Fund’s average daily net assets for the Standard Class and 0.79% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of June 30, 2024, no expense reimbursements were subject to recoupment.
J.P. Morgan Investment Management, Inc. (“JPMorgan”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays JPMorgan a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$92,471
Legal	14,070
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,113 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$737,131
Distribution fees payable to LFD	99,895
Shareholder servicing fees payable to Lincoln Life	53,442
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP JPMorgan Core Bond Fund-47

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$177,923,593
Purchases of U.S. government securities	162,563,194
Sales other than U.S. government securities	102,907,764
Sales of U.S. government securities	102,298,008
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments and derivatives	$2,234,165,924
Aggregate unrealized appreciation of investments and derivatives	$40,647,313
Aggregate unrealized depreciation of investments and derivatives	(49,498,979)
Net unrealized depreciation of investments and derivatives	$(8,851,666)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$55,630,909	$—	$55,630,909
Agency Commercial Mortgage-Backed Securities	—	45,632,411	—	45,632,411
LVIP JPMorgan Core Bond Fund-48

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$558,576,951	$—	$558,576,951
Agency Obligations	—	857,936	—	857,936
Corporate Bonds
Aerospace & Defense	—	16,047,347	—	16,047,347
Agriculture	—	5,050,254	—	5,050,254
Airlines	—	5,074,206	—	5,074,206
Apparel	—	1,658,166	—	1,658,166
Auto Manufacturers	—	5,704,192	—	5,704,192
Auto Parts & Equipment	—	90,082	—	90,082
Banks	—	211,164,405	—	211,164,405
Beverages	—	2,816,315	—	2,816,315
Biotechnology	—	1,205,213	—	1,205,213
Building Materials	—	1,021,558	—	1,021,558
Chemicals	—	1,954,136	—	1,954,136
Commercial Services	—	6,644,455	—	6,644,455
Computers	—	4,200,746	—	4,200,746
Cosmetics & Personal Care	—	2,845,313	—	2,845,313
Distribution/Wholesale	—	68,956	—	68,956
Diversified Financial Services	—	30,582,855	—	30,582,855
Electric	—	48,366,076	—	48,366,076
Electrical Components & Equipment	—	704,066	—	704,066
Electronics	—	1,169,356	—	1,169,356
Engineering & Construction	—	418,869	—	418,869
Entertainment	—	3,381,324	—	3,381,324
Food	—	4,792,145	—	4,792,145
Gas	—	5,121,400	—	5,121,400
Health Care Products	—	2,175,412	—	2,175,412
Health Care Services	—	12,016,666	—	12,016,666
Housewares	—	345,696	—	345,696
Insurance	—	17,928,194	—	17,928,194
Internet	—	10,589,987	—	10,589,987
Iron & Steel	—	2,314,903	—	2,314,903
Machinery Diversified	—	702,778	—	702,778
Media	—	12,510,009	—	12,510,009
Mining	—	9,854,666	—	9,854,666
Miscellaneous Manufacturing	—	688,283	—	688,283
Oil & Gas	—	31,364,993	—	31,364,993
Oil & Gas Services	—	948,478	—	948,478
Packaging & Containers	—	418,112	—	418,112
Pharmaceuticals	—	24,483,132	—	24,483,132
Pipelines	—	23,834,979	—	23,834,979
Private Equity	—	113,165	—	113,165
Real Estate	—	75,601	960,000	1,035,601
Real Estate Investment Trusts	—	11,202,835	—	11,202,835
Retail	—	8,327,927	—	8,327,927
Savings & Loans	—	1,385,127	—	1,385,127
Semiconductors	—	10,598,905	—	10,598,905
Software	—	8,987,534	—	8,987,534
Telecommunications	—	20,791,831	—	20,791,831
Transportation	—	1,872,070	—	1,872,070
Trucking & Leasing	—	465,222	—	465,222
Water	—	199,508	—	199,508
Loan Agreement	—	—	655,207	655,207
Municipal Bonds	—	528,610	—	528,610
Non-Agency Asset-Backed Securities	—	206,469,367	19,610,429	226,079,796
Non-Agency Collateralized Mortgage Obligations	—	74,931,696	4,000,000	78,931,696
Non-Agency Commercial Mortgage-Backed Securities	—	63,189,285	—	63,189,285
Regional Bonds	—	2,370,231	—	2,370,231
Sovereign Bonds	—	7,691,662	—	7,691,662
LVIP JPMorgan Core Bond Fund-49

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$605,869,984	$—	$605,869,984
Money Market Fund	3,139,088	—	—	3,139,088
Total Investments	$3,139,088	$2,196,026,490	$25,225,636	$2,224,391,214
Derivatives:

Assets:
Futures Contracts	$923,044	$—	$—	$923,044
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended June 30, 2024.
Asset Type	Fair Value at June 30, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Corporate Bonds	$960,000	Pricing Service	Evaluated Pricing	#
Loan Agreements	$655,207	Pricing Service	Evaluated Pricing	#
Non-Agency Asset-Backed Securities	$19,610,429	Pricing Service	Evaluated Pricing	#
		Recent Transaction	Cost	#
Non-Agency Collateralized Mortgage Obligations	$4,000,000	Indicative Market Quote	Broker Quote	100.00 (N/A)
Total	$25,225,636
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2023	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 06/30/24	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 06/30/24
Corporate Bond	$959,000	$—	$—	$—	$—	$—	$—	$—	$1,000	$960,000	$1,000
Loan Agreement	645,772	—	—	—	—	—	(415)	—	9,850	655,207	9,850
Non-Agency Asset-Backed Securities	12,763,052	—	10,726,207	(4,019,179)	—	—	(69)	(205)	140,623	19,610,429	8,211
Non-Agency Collateralized Mortgage Obligation	—	—	3,999,971	—	—	—	—	—	29	4,000,000	29
Total	$14,367,824	$—	$14,726,178	$(4,019,179)	$—	$—	$(484)	$(205)	$151,502	$25,225,636	$19,090
During the six months ended June 30, 2024, there were no material transfers to or from Level 3 investments.
LVIP JPMorgan Core Bond Fund-50

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	15,616,448	166,133,114
Service Class	9,588,175	13,537,843
Shares reinvested:
Standard Class	—	3,123,704
Service Class	—	1,300,674
	25,204,623	184,095,335
Shares redeemed:
Standard Class	(13,340,590)	(9,444,239)
Service Class	(3,730,770)	(3,964,474)
	(17,071,360)	(13,408,713)
Net increase	8,133,263	170,686,622
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the six months ended June 30, 2024, the Fund used futures contracts as a cash management tool.
Fair values of derivative instruments as of June 30, 2024 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	$923,044	Receivables and other assets net of liabilities	$—
LVIP JPMorgan Core Bond Fund-51

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
 6. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2024 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(1,205,047)	$(972,202)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the six months ended June 30, 2024.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$115,805,005	$—
7. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP JPMorgan Core Bond Fund-52

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU was effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the Financial Conduct Authority (FCA), regulator of financial services firms and financial markets in the United Kingdom, announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023. In December 2022, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2022-06, Reference Rate Reform (Topic 848)-Deferral of the Sunset Date of Topic 848. The amendments in this update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management is currently evaluating the impact, if any, of applying this ASU.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Core Bond Fund-53

LVIP JPMorgan High Yield Fund
a series of Lincoln Variable
Insurance Products Trust
Semiannual Financial Statements
June 30, 2024

LVIP JPMorgan High Yield Fund

LVIP JPMorgan High Yield Fund
Statement of Net Assets
June 30, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS–0.25%
DISH Network Corp. 3.38% exercise price $3.38, maturity date 8/15/26	1,404,000	$870,705
=Ω@Gulfport Energy Corp. 10.00% exercise price $10.00	71	765,786
Liberty Interactive LLC
3.75% exercise price $3.75, maturity date 2/15/30	128,597	43,723
4.00% exercise price $4.00, maturity date 11/15/29	173,639	59,037
Total Convertible Bonds (Cost $1,613,281)		1,739,251
CORPORATE BONDS–87.88%
Advertising–1.13%
Clear Channel Outdoor Holdings, Inc.
5.13% 8/15/27	2,294,000	2,190,735
7.50% 6/1/29	1,832,000	1,530,856
7.75% 4/15/28	1,245,000	1,089,380
9.00% 9/15/28	427,000	447,050
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25% 1/15/29	132,000	120,360
4.63% 3/15/30	587,000	528,560
5.00% 8/15/27	155,000	150,043
7.38% 2/15/31	663,000	689,990
Stagwell Global LLC 5.63% 8/15/29	1,360,000	1,256,121
		8,003,095
Aerospace & Defense–0.83%
Bombardier, Inc.
7.00% 6/1/32	584,000	592,112
7.25% 7/1/31	589,000	604,738
7.88% 4/15/27	642,000	643,634
8.75% 11/15/30	468,000	505,806
Spirit AeroSystems, Inc. 9.38% 11/30/29	703,000	756,876
TransDigm, Inc.
6.38% 3/1/29	1,444,000	1,451,282
6.63% 3/1/32	911,000	920,164
Triumph Group, Inc. 9.00% 3/15/28	399,000	418,248
		5,892,860
Airlines–1.01%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50% 4/20/26	3,039,565	3,012,545
5.75% 4/20/29	1,474,000	1,434,008
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50% 6/20/27	1,093,500	1,095,683
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
United Airlines, Inc. 4.38% 4/15/26	1,181,000	$1,140,855
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 9.50% 6/1/28	493,000	432,176
		7,115,267
Apparel–0.06%
Hanesbrands, Inc. 9.00% 2/15/31	421,000	441,099
		441,099
Auto Manufacturers–2.90%
Allison Transmission, Inc.
3.75% 1/30/31	662,000	580,397
5.88% 6/1/29	450,000	443,844
Ford Motor Credit Co. LLC
2.70% 8/10/26	376,000	353,163
2.90% 2/10/29	220,000	193,975
3.38% 11/13/25	1,003,000	970,708
3.82% 11/2/27	871,000	817,087
4.00% 11/13/30	1,317,000	1,175,704
4.13% 8/4/25	450,000	441,556
4.13% 8/17/27	2,028,000	1,926,996
4.27% 1/9/27	1,560,000	1,503,136
4.39% 1/8/26	725,000	709,544
4.54% 8/1/26	4,015,000	3,907,898
4.69% 6/9/25	1,315,000	1,299,809
5.13% 6/16/25	2,058,000	2,042,448
6.80% 5/12/28	636,000	655,228
6.95% 3/6/26	435,000	442,025
6.95% 6/10/26	541,000	551,352
7.12% 11/7/33	200,000	211,335
7.20% 6/10/30	316,000	332,405
PM General Purchaser LLC 9.50% 10/1/28	1,171,000	1,196,442
Wabash National Corp. 4.50% 10/15/28	806,000	725,257
		20,480,309
Auto Parts & Equipment–3.97%
Adient Global Holdings Ltd.
4.88% 8/15/26	1,420,000	1,381,055
7.00% 4/15/28	880,000	900,729
8.25% 4/15/31	1,215,000	1,267,998
Allison Transmission, Inc. 4.75% 10/1/27	2,261,000	2,183,922
American Axle & Manufacturing, Inc.
5.00% 10/1/29	658,000	603,434
6.25% 3/15/26	160,000	159,537
6.50% 4/1/27	1,412,000	1,410,003
6.88% 7/1/28	1,314,000	1,311,435
Clarios Global LP 6.75% 5/15/25	1,458,000	1,457,557
LVIP JPMorgan High Yield Fund-1

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
Clarios Global LP/Clarios U.S. Finance Co.
6.25% 5/15/26	2,140,000	$2,137,868
6.75% 5/15/28	786,000	795,474
8.50% 5/15/27	2,340,000	2,353,200
@Cooper-Standard Automotive, Inc.
10.63% 5/15/27	2,805,805	2,118,352
13.50% 3/31/27	4,668,040	5,041,728
Dana, Inc. 5.38% 11/15/27	1,065,000	1,040,963
Dornoch Debt Merger Sub, Inc. 6.63% 10/15/29	1,450,000	1,232,859
Goodyear Tire & Rubber Co.
5.00% 7/15/29	1,117,000	1,039,695
5.25% 4/30/31	439,000	402,729
5.25% 7/15/31	1,286,000	1,171,156
		28,009,694
Banks–0.52%
μBank of America Corp.
6.10% 3/17/25	1,396,000	1,391,931
6.25% 9/5/24	845,000	841,495
μCitigroup, Inc.
5.95% 5/15/25	370,000	367,582
6.25% 8/15/26	1,070,000	1,069,252
		3,670,260
Beverages–0.14%
Triton Water Holdings, Inc. 6.25% 4/1/29	991,000	955,830
		955,830
Biotechnology–0.10%
Emergent BioSolutions, Inc. 3.88% 8/15/28	1,130,000	734,447
		734,447
Building Materials–2.06%
Boise Cascade Co. 4.88% 7/1/30	190,000	176,009
Builders FirstSource, Inc.
4.25% 2/1/32	1,284,000	1,134,963
6.38% 6/15/32	864,000	865,245
6.38% 3/1/34	595,000	589,056
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63% 12/15/30	2,370,000	2,388,491
6.75% 7/15/31	447,000	452,587
Griffon Corp. 5.75% 3/1/28	1,770,000	1,707,375
JELD-WEN, Inc. 4.88% 12/15/27	1,200,000	1,133,330
Knife River Corp. 7.75% 5/1/31	405,000	423,226
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Masterbrand, Inc. 7.00% 7/15/32	320,000	$323,616
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75% 4/1/32	594,000	598,224
MIWD Holdco II LLC/MIWD Finance Corp. 5.50% 2/1/30	859,000	792,765
Standard Industries, Inc.
3.38% 1/15/31	390,000	328,587
4.75% 1/15/28	2,346,000	2,232,202
5.00% 2/15/27	520,000	505,473
Summit Materials LLC/Summit Materials Finance Corp.
5.25% 1/15/29	629,000	605,866
7.25% 1/15/31	287,000	297,233
		14,554,248
Chemicals–2.35%
Avient Corp. 7.13% 8/1/30	327,000	333,244
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31	415,000	430,954
Axalta Coating Systems LLC 3.38% 2/15/29	713,000	637,909
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/27	2,024,000	1,967,986
Chemours Co.
4.63% 11/15/29	190,000	163,590
5.75% 11/15/28	2,389,000	2,205,637
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13% 6/15/28	796,000	764,478
Element Solutions, Inc. 3.88% 9/1/28	1,335,000	1,226,878
INEOS Finance PLC
6.75% 5/15/28	500,000	500,683
7.50% 4/15/29	1,467,000	1,482,126
INEOS Quattro Finance 2 PLC 9.63% 3/15/29	592,000	628,780
NOVA Chemicals Corp.
4.25% 5/15/29	2,434,000	2,145,394
5.25% 6/1/27	366,000	350,099
8.50% 11/15/28	459,000	487,058
9.00% 2/15/30	493,000	520,148
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13% 4/1/29	1,457,000	566,335
5.38% 9/1/25	370,000	303,670
WR Grace Holdings LLC
4.88% 6/15/27	1,480,000	1,427,211
5.63% 8/15/29	471,000	434,118
		16,576,298
LVIP JPMorgan High Yield Fund-2

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services–4.63%
ADT Security Corp.
4.13% 8/1/29	1,056,000	$973,868
4.88% 7/15/32	1,675,000	1,538,155
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.63% 7/15/26	13,000	12,961
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63% 6/1/28	555,000	506,207
4.63% 6/1/28	863,000	786,227
APi Group DE, Inc.
4.13% 7/15/29	625,000	568,751
4.75% 10/15/29	527,000	491,708
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75% 4/1/28	925,000	848,705
5.38% 3/1/29	1,098,000	1,004,925
5.75% 7/15/27	512,000	496,409
5.75% 7/15/27	760,000	729,998
8.00% 2/15/31	985,000	975,453
Block, Inc.
2.75% 6/1/26	75,000	70,845
3.50% 6/1/31	868,000	748,785
6.50% 5/15/32	1,422,000	1,441,041
Brink's Co.
4.63% 10/15/27	1,518,000	1,453,995
6.50% 6/15/29	408,000	412,277
CoreCivic, Inc. 8.25% 4/15/29	1,190,000	1,230,030
Garda World Security Corp.
6.00% 6/1/29	1,004,000	915,976
9.50% 11/1/27	1,285,000	1,290,946
GEO Group, Inc. 8.63% 4/15/29	596,000	610,427
Herc Holdings, Inc.
5.50% 7/15/27	1,637,000	1,611,382
6.63% 6/15/29	774,000	784,854
Hertz Corp.
4.63% 12/1/26	1,189,000	862,572
5.00% 12/1/29	2,401,000	1,474,469
5.50% 10/15/24	656,000	22,960
6.00% 1/15/28	2,613,000	235,170
7.13% 8/1/26	805,000	72,450
12.63% 7/15/29	719,000	743,432
NESCO Holdings II, Inc. 5.50% 4/15/29	653,000	604,826
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38% 8/31/27	1,960,000	1,813,530
5.75% 4/15/26	1,132,000	1,123,399
Service Corp. International 7.50% 4/1/27	380,000	393,223
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
TriNet Group, Inc. 7.13% 8/15/31	599,000	$608,458
United Rentals North America, Inc.
4.88% 1/15/28	275,000	266,529
5.25% 1/15/30	1,905,000	1,846,049
5.50% 5/15/27	385,000	382,036
6.13% 3/15/34	761,000	758,224
Wand NewCo 3, Inc. 7.63% 1/30/32	710,000	733,282
Williams Scotsman, Inc.
6.63% 6/15/29	417,000	420,300
7.38% 10/1/31	804,000	827,403
		32,692,237
Computers–0.98%
Ahead DB Holdings LLC 6.63% 5/1/28	970,000	918,066
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00% 11/1/29	1,380,000	1,288,996
Insight Enterprises, Inc. 6.63% 5/15/32	340,000	345,258
NCR Atleos Corp. 9.50% 4/1/29	1,443,000	1,559,509
NCR Voyix Corp.
5.00% 10/1/28	366,000	345,570
5.13% 4/15/29	1,696,000	1,597,219
5.25% 10/1/30	38,000	34,732
Seagate HDD Cayman
8.25% 12/15/29	653,000	700,343
8.50% 7/15/31	144,000	155,092
		6,944,785
Cosmetics & Personal Care–0.31%
Coty, Inc. 5.00% 4/15/26	330,000	325,644
Edgewell Personal Care Co.
4.13% 4/1/29	525,000	483,277
5.50% 6/1/28	1,435,000	1,400,122
		2,209,043
Distribution/Wholesale–0.26%
Gates Corp. 6.88% 7/1/29	351,000	357,122
Ritchie Bros Holdings, Inc.
6.75% 3/15/28	362,000	368,531
7.75% 3/15/31	303,000	316,440
‡Wesco Aircraft Holdings, Inc.
8.50% 11/15/24	120,000	36,000
9.00% 11/15/26	2,030,000	710,500
13.13% 11/15/27	365,000	14,600
		1,803,193
LVIP JPMorgan High Yield Fund-3

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services–1.51%
Ally Financial, Inc. 5.75% 11/20/25	895,000	$889,351
Coinbase Global, Inc.
3.38% 10/1/28	320,000	274,356
3.63% 10/1/31	320,000	256,575
•ILFC E-Capital Trust I 7.16% (TSFR03M + 1.81%) 12/21/65	640,000	521,456
•ILFC E-Capital Trust II 7.41% (TSFR03M + 2.06%) 12/21/65	1,566,000	1,297,600
Nationstar Mortgage Holdings, Inc.
5.13% 12/15/30	640,000	586,874
5.50% 8/15/28	719,000	690,903
5.75% 11/15/31	1,050,000	986,912
7.13% 2/1/32	567,000	570,313
OneMain Finance Corp.
3.50% 1/15/27	380,000	356,040
4.00% 9/15/30	340,000	291,802
5.38% 11/15/29	205,000	192,260
6.63% 1/15/28	410,000	411,454
7.13% 3/15/26	1,429,000	1,452,083
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
2.88% 10/15/26	779,000	727,498
3.63% 3/1/29	1,137,000	1,031,402
4.00% 10/15/33	126,000	106,179
		10,643,058
Electric–1.50%
Calpine Corp.
4.63% 2/1/29	991,000	919,446
5.00% 2/1/31	632,000	589,844
NextEra Energy Operating Partners LP 4.25% 9/15/24	89,000	87,999
NRG Energy, Inc.
3.38% 2/15/29	605,000	538,184
3.63% 2/15/31	411,000	352,472
3.88% 2/15/32	56,000	48,082
5.25% 6/15/29	1,095,000	1,050,917
5.75% 1/15/28	218,000	216,298
6.63% 1/15/27	563,000	561,877
7.00% 3/15/33	494,000	521,467
PG&E Corp. 5.00% 7/1/28	878,000	844,761
Pike Corp.
5.50% 9/1/28	726,000	696,596
8.63% 1/31/31	324,000	343,220
μVistra Corp. 7.00% 12/15/26	975,000	966,528
Vistra Operations Co. LLC
4.38% 5/1/29	306,000	284,926
5.00% 7/31/27	285,000	275,693
5.63% 2/15/27	352,000	346,101
6.88% 4/15/32	576,000	584,739
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Vistra Operations Co. LLC (continued)
7.75% 10/15/31	1,280,000	$1,332,981
		10,562,131
Electrical Components & Equipment–1.17%
Energizer Holdings, Inc.
4.38% 3/31/29	2,373,000	2,146,729
4.75% 6/15/28	1,967,000	1,841,387
6.50% 12/31/27	449,000	448,471
WESCO Distribution, Inc.
6.38% 3/15/29	1,388,000	1,393,015
6.63% 3/15/32	480,000	485,052
7.25% 6/15/28	1,922,000	1,956,478
		8,271,132
Electronics–1.32%
Coherent Corp. 5.00% 12/15/29	2,732,000	2,585,496
EquipmentShare.com, Inc.
8.63% 5/15/32	314,000	325,593
9.00% 5/15/28	1,597,000	1,648,062
Imola Merger Corp. 4.75% 5/15/29	2,843,000	2,657,755
Sensata Technologies BV
4.00% 4/15/29	1,372,000	1,259,634
5.00% 10/1/25	391,000	394,212
Sensata Technologies, Inc. 3.75% 2/15/31	546,000	475,893
		9,346,645
Engineering & Construction–0.83%
Dycom Industries, Inc. 4.50% 4/15/29	1,264,000	1,182,862
Global Infrastructure Solutions, Inc.
5.63% 6/1/29	1,318,000	1,240,732
7.50% 4/15/32	730,000	716,033
MasTec, Inc. 4.50% 8/15/28	1,940,000	1,850,589
Weekley Homes LLC/Weekley Finance Corp. 4.88% 9/15/28	916,000	848,272
		5,838,488
Entertainment–2.80%
Boyne USA, Inc. 4.75% 5/15/29	1,074,000	1,002,149
Caesars Entertainment, Inc.
4.63% 10/15/29	900,000	825,094
6.50% 2/15/32	759,000	762,722
8.13% 7/1/27	1,341,000	1,368,265
Cedar Fair LP 5.25% 7/15/29	1,045,000	1,001,076
LVIP JPMorgan High Yield Fund-4

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment (continued)
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.38% 4/15/27	580,000	$574,822
Cinemark USA, Inc. 5.25% 7/15/28	760,000	726,499
International Game Technology PLC 6.50% 2/15/25	326,000	326,177
Live Nation Entertainment, Inc.
3.75% 1/15/28	579,000	537,822
4.75% 10/15/27	1,615,000	1,547,695
4.88% 11/1/24	1,017,000	1,012,780
5.63% 3/15/26	1,297,000	1,278,863
6.50% 5/15/27	2,785,000	2,800,947
Six Flags Entertainment Corp.
5.50% 4/15/27	71,000	70,281
7.25% 5/15/31	315,000	320,705
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 6.63% 5/1/32	851,000	864,817
Six Flags Theme Parks, Inc. 7.00% 7/1/25	572,000	573,798
Vail Resorts, Inc. 6.50% 5/15/32	592,000	599,079
WMG Acquisition Corp. 3.75% 12/1/29	1,737,000	1,573,420
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13% 10/1/29	1,735,000	1,650,096
7.13% 2/15/31	319,000	330,779
		19,747,886
Environmental Control–0.98%
GFL Environmental, Inc.
3.75% 8/1/25	961,000	952,367
4.00% 8/1/28	1,230,000	1,143,173
4.38% 8/15/29	630,000	580,586
4.75% 6/15/29	684,000	645,534
6.75% 1/15/31	444,000	452,962
Madison IAQ LLC
4.13% 6/30/28	693,000	646,311
5.88% 6/30/29	1,365,000	1,269,995
Stericycle, Inc. 3.88% 1/15/29	893,000	833,836
Wrangler Holdco Corp. 6.63% 4/1/32	425,000	423,123
		6,947,887
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food–2.09%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.25% 3/15/26	839,000	$805,943
3.50% 3/15/29	1,426,000	1,282,747
4.63% 1/15/27	1,762,000	1,701,948
5.88% 2/15/28	909,000	898,445
B&G Foods, Inc. 5.25% 4/1/25	519,000	514,794
Lamb Weston Holdings, Inc. 4.13% 1/31/30	1,066,000	968,037
New Albertsons LP
6.63% 6/1/28	569,000	563,310
7.75% 6/15/26	672,000	684,600
Performance Food Group, Inc.
4.25% 8/1/29	1,190,000	1,083,386
5.50% 10/15/27	1,674,000	1,637,338
Post Holdings, Inc.
4.63% 4/15/30	250,000	229,729
5.50% 12/15/29	473,000	456,404
5.63% 1/15/28	2,344,000	2,307,659
6.25% 2/15/32	416,000	416,540
U.S. Foods, Inc.
4.63% 6/1/30	630,000	585,310
4.75% 2/15/29	265,000	251,347
6.88% 9/15/28	373,000	381,362
		14,768,899
Food Service–0.17%
Aramark Services, Inc. 5.00% 2/1/28	1,228,000	1,187,627
		1,187,627
Gas–0.22%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50% 5/20/25	169,000	168,308
5.75% 5/20/27	595,000	561,402
5.88% 8/20/26	220,000	213,176
9.38% 6/1/28	586,000	601,502
		1,544,388
Hand Machine Tools–0.39%
Regal Rexnord Corp.
6.05% 2/15/26	535,000	536,311
6.05% 4/15/28	1,090,000	1,103,095
6.30% 2/15/30	462,000	472,323
6.40% 4/15/33	647,000	662,000
		2,773,729
Health Care Products–1.31%
Avantor Funding, Inc. 4.63% 7/15/28	1,985,000	1,888,924
LVIP JPMorgan High Yield Fund-5

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Bausch & Lomb Corp. 8.38% 10/1/28	230,000	$235,462
Hologic, Inc. 3.25% 2/15/29	1,561,000	1,400,388
Medline Borrower LP
3.88% 4/1/29	2,784,000	2,563,813
5.25% 10/1/29	1,276,000	1,217,721
Medline Borrower LP/Medline Co.-Issuer, Inc. 6.25% 4/1/29	1,251,000	1,265,159
Sotera Health Holdings LLC 7.38% 6/1/31	700,000	701,039
		9,272,506
Health Care Services–4.28%
Acadia Healthcare Co., Inc.
5.00% 4/15/29	457,000	434,283
5.50% 7/1/28	990,000	968,263
AHP Health Partners, Inc. 5.75% 7/15/29	893,000	847,722
Catalent Pharma Solutions, Inc.
3.13% 2/15/29	211,000	201,944
5.00% 7/15/27	147,000	144,142
Centene Corp. 4.63% 12/15/29	3,752,000	3,548,736
CHS/Community Health Systems, Inc.
4.75% 2/15/31	1,092,000	858,564
5.25% 5/15/30	1,801,000	1,484,910
5.63% 3/15/27	1,034,000	962,868
6.00% 1/15/29	445,000	392,716
6.13% 4/1/30	386,000	270,108
10.88% 1/15/32	948,000	986,666
Concentra Escrow Issuer Corp. 6.88% 7/15/32	346,000	350,553
DaVita, Inc.
3.75% 2/15/31	2,521,000	2,150,309
4.63% 6/1/30	1,570,000	1,418,698
Encompass Health Corp.
4.50% 2/1/28	2,626,000	2,497,968
4.63% 4/1/31	360,000	330,379
4.75% 2/1/30	969,000	906,690
Global Medical Response, Inc. 10.00% 10/31/28	1,024,494	999,337
IQVIA, Inc.
5.00% 10/15/26	1,826,000	1,791,622
5.00% 5/15/27	259,000	252,707
Radiology Partners, Inc.
@7.78% 1/31/29	460,161	431,401
9.78% 2/15/30	867,607	694,086
Surgery Center Holdings, Inc. 7.25% 4/15/32	812,000	820,230
Tenet Healthcare Corp.
4.25% 6/1/29	328,000	305,454
5.13% 11/1/27	3,001,000	2,936,880
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Tenet Healthcare Corp. (continued)
6.13% 6/15/30	1,083,000	$1,075,687
6.25% 2/1/27	1,000,000	999,344
6.75% 5/15/31	1,116,000	1,132,754
		30,195,021
Home Furnishings–0.33%
Tempur Sealy International, Inc.
3.88% 10/15/31	558,000	466,432
4.00% 4/15/29	2,042,000	1,841,509
		2,307,941
Household Products Wares–0.72%
ACCO Brands Corp. 4.25% 3/15/29	2,205,000	1,972,316
Central Garden & Pet Co.
4.13% 10/15/30	726,000	647,031
5.13% 2/1/28	2,442,000	2,375,051
Spectrum Brands, Inc. 3.88% 3/15/31	85,000	71,037
		5,065,435
Housewares–1.27%
CD&R Smokey Buyer, Inc. 6.75% 7/15/25	2,008,000	1,995,256
Newell Brands, Inc.
5.70% 4/1/26	2,387,000	2,357,648
6.38% 9/15/27	426,000	420,098
6.63% 9/15/29	381,000	373,581
6.88% 4/1/36	250,000	223,813
Scotts Miracle-Gro Co.
4.00% 4/1/31	1,119,000	965,447
4.38% 2/1/32	894,000	770,167
4.50% 10/15/29	2,059,000	1,882,052
		8,988,062
Internet–0.65%
Arches Buyer, Inc.
4.25% 6/1/28	834,000	744,662
6.13% 12/1/28	423,000	350,898
Millennium Escrow Corp. 6.63% 8/1/26	385,000	200,941
Shutterfly Finance LLC
@8.50% 10/1/27	1,852,131	1,606,724
9.75% 10/1/27	294,083	294,818
Uber Technologies, Inc.
4.50% 8/15/29	604,000	575,485
7.50% 9/15/27	825,000	841,186
		4,614,714
Iron & Steel–0.88%
ATI, Inc.
4.88% 10/1/29	415,000	387,932
LVIP JPMorgan High Yield Fund-6

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel (continued)
ATI, Inc. (continued)
5.13% 10/1/31	385,000	$355,868
5.88% 12/1/27	640,000	631,481
7.25% 8/15/30	507,000	523,354
Big River Steel LLC/BRS Finance Corp. 6.63% 1/31/29	1,199,000	1,201,669
Carpenter Technology Corp.
6.38% 7/15/28	838,000	837,824
7.63% 3/15/30	223,000	229,584
Cleveland-Cliffs, Inc.
4.63% 3/1/29	908,000	859,248
4.88% 3/1/31	518,000	456,745
6.75% 4/15/30	620,000	613,418
U.S. Steel Corp. 6.88% 3/1/29	109,000	109,527
		6,206,650
Leisure Time–1.83%
Acushnet Co. 7.38% 10/15/28	318,000	329,534
Amer Sports Co. 6.75% 2/16/31	1,189,000	1,185,835
Carnival Corp.
4.00% 8/1/28	941,000	883,710
5.75% 3/1/27	1,148,000	1,134,136
6.00% 5/1/29	372,000	367,469
7.00% 8/15/29	357,000	370,062
Carnival Holdings Bermuda Ltd. 10.38% 5/1/28	2,544,000	2,754,093
Royal Caribbean Cruises Ltd.
6.25% 3/15/32	720,000	726,049
7.25% 1/15/30	603,000	624,355
8.25% 1/15/29	1,612,000	1,702,077
9.25% 1/15/29	865,000	923,443
Vista Outdoor, Inc. 4.50% 3/15/29	1,876,000	1,882,277
		12,883,040
Lodging–1.30%
Hilton Domestic Operating Co., Inc.
3.75% 5/1/29	340,000	311,766
4.00% 5/1/31	206,000	184,392
4.88% 1/15/30	722,000	692,957
5.75% 5/1/28	734,000	730,350
5.88% 4/1/29	344,000	344,467
6.13% 4/1/32	339,000	340,644
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88% 4/1/27	378,000	371,394
Marriott Ownership Resorts, Inc.
4.50% 6/15/29	333,000	305,979
4.75% 1/15/28	45,000	42,469
MGM Resorts International
4.63% 9/1/26	1,177,000	1,148,421
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging (continued)
MGM Resorts International (continued)
5.50% 4/15/27	1,266,000	$1,249,135
5.75% 6/15/25	680,000	677,783
6.50% 4/15/32	767,000	763,456
Station Casinos LLC
^0.00% 3/14/31	384,037	384,518
4.50% 2/15/28	1,710,000	1,609,000
		9,156,731
Machinery Construction & Mining–0.35%
BWX Technologies, Inc.
4.13% 6/30/28	796,000	742,967
4.13% 4/15/29	496,000	457,773
Terex Corp. 5.00% 5/15/29	1,347,000	1,278,161
		2,478,901
Machinery Diversified–0.31%
ATS Corp. 4.13% 12/15/28	321,000	292,524
Chart Industries, Inc.
7.50% 1/1/30	960,000	992,031
9.50% 1/1/31	228,000	247,030
Esab Corp. 6.25% 4/15/29	670,000	674,018
		2,205,603
Media–12.06%
Altice Financing SA 5.75% 8/15/29	1,129,000	819,718
‡Audacy Capital Corp. 6.50% 5/1/27	2,481,000	86,835
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 2/1/31	4,039,000	3,297,605
4.50% 8/15/30	3,573,000	3,024,818
4.50% 5/1/32	395,000	318,141
4.75% 3/1/30	7,186,000	6,223,986
4.75% 2/1/32	237,000	194,096
5.00% 2/1/28	5,548,000	5,186,778
5.13% 5/1/27	2,882,000	2,767,141
5.38% 6/1/29	2,604,000	2,369,027
CSC Holdings LLC
4.50% 11/15/31	1,160,000	748,456
5.75% 1/15/30	2,085,000	786,978
6.50% 2/1/29	3,580,000	2,612,978
11.25% 5/15/28	461,000	401,478
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88% 8/15/27	1,358,000	1,277,316
DISH DBS Corp.
5.25% 12/1/26	3,935,000	3,103,897
5.75% 12/1/28	1,000,000	693,313
5.88% 11/15/24	12,917,000	12,265,504
7.75% 7/1/26	2,740,000	1,700,898
LVIP JPMorgan High Yield Fund-7

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
DISH Network Corp. 11.75% 11/15/27	3,525,000	$3,456,261
Gannett Holdings LLC 6.00% 11/1/26	420,000	400,976
GCI LLC 4.75% 10/15/28	2,340,000	2,135,901
Gray Television, Inc.
4.75% 10/15/30	1,362,000	817,317
5.38% 11/15/31	572,000	324,253
7.00% 5/15/27	1,105,000	1,017,377
10.50% 7/15/29	1,883,000	1,893,130
iHeartCommunications, Inc.
5.25% 8/15/27	723,000	383,878
6.38% 5/1/26	4,209,728	3,271,282
8.38% 5/1/27	5,895,299	2,172,770
McGraw-Hill Education, Inc. 5.75% 8/1/28	605,000	583,399
Midcontinent Communications/Midcontinent Finance Corp. 5.38% 8/15/27	311,000	298,560
News Corp.
3.88% 5/15/29	940,000	865,269
5.13% 2/15/32	620,000	588,137
Nexstar Media, Inc.
4.75% 11/1/28	2,165,000	1,924,907
5.63% 7/15/27	3,505,000	3,329,776
μParamount Global 6.25% 2/28/57	1,145,000	933,646
Scripps Escrow, Inc. 5.88% 7/15/27	762,000	460,431
Sinclair Television Group, Inc. 4.13% 12/1/30	870,000	582,900
Sirius XM Radio, Inc.
4.00% 7/15/28	3,000,000	2,710,060
4.13% 7/1/30	575,000	491,117
5.00% 8/1/27	2,099,000	2,009,207
5.50% 7/1/29	2,730,000	2,564,557
Sunrise FinCo I BV 4.88% 7/15/31	592,000	537,545
TEGNA, Inc. 5.00% 9/15/29	360,000	317,887
Univision Communications, Inc.
6.63% 6/1/27	195,000	186,682
7.38% 6/30/30	1,344,000	1,250,147
8.00% 8/15/28	1,333,000	1,299,979
Virgin Media Secured Finance PLC 5.50% 5/15/29	456,000	416,853
		85,103,167
Mining–0.45%
Alcoa Nederland Holding BV
5.50% 12/15/27	789,000	776,930
7.13% 3/15/31	850,000	873,576
Kaiser Aluminum Corp. 4.50% 6/1/31	495,000	438,344
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Novelis Corp.
3.88% 8/15/31	318,000	$275,319
4.75% 1/30/30	890,000	825,657
		3,189,826
Miscellaneous Manufacturing–0.17%
Hillenbrand, Inc.
5.00% 9/15/26	155,000	152,345
6.25% 2/15/29	279,000	280,337
Trinity Industries, Inc. 7.75% 7/15/28	733,000	758,805
		1,191,487
Office Business Equipment–0.10%
Xerox Holdings Corp. 8.88% 11/30/29	742,000	707,742
		707,742
Oil & Gas–6.29%
Antero Resources Corp.
7.63% 2/1/29	205,000	210,809
8.38% 7/15/26	1,269,000	1,310,883
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00% 11/1/26	957,000	957,656
8.25% 12/31/28	435,000	445,656
Baytex Energy Corp.
7.38% 3/15/32	700,000	711,339
8.50% 4/30/30	1,125,000	1,176,525
California Resources Corp. 7.13% 2/1/26	1,307,000	1,309,917
Chesapeake Energy Corp.
5.50% 2/1/26	338,000	334,759
6.75% 4/15/29	2,959,000	2,964,687
Chord Energy Corp. 6.38% 6/1/26	1,389,000	1,388,633
Civitas Resources, Inc.
8.38% 7/1/28	1,598,000	1,674,431
8.63% 11/1/30	721,000	773,071
8.75% 7/1/31	724,000	775,368
CNX Resources Corp.
6.00% 1/15/29	405,000	396,326
7.38% 1/15/31	490,000	500,984
Comstock Resources, Inc.
5.88% 1/15/30	606,000	563,895
6.75% 3/1/29	2,610,000	2,529,401
Crescent Energy Finance LLC
7.38% 1/15/33	600,000	601,294
7.63% 4/1/32	880,000	896,888
9.25% 2/15/28	1,838,000	1,941,907
Diamond Foreign Asset Co./Diamond Finance LLC 8.50% 10/1/30	979,000	1,027,622
LVIP JPMorgan High Yield Fund-8

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Encino Acquisition Partners Holdings LLC
8.50% 5/1/28	1,855,000	$1,890,375
8.75% 5/1/31	702,000	731,970
Gulfport Energy Corp.
8.00% 5/17/26	334,336	338,087
8.00% 5/17/26	1,621,850	1,640,048
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 4/15/30	456,000	440,473
6.25% 11/1/28	47,000	46,419
6.25% 4/15/32	317,000	304,852
Matador Resources Co. 6.50% 4/15/32	524,000	524,039
Nabors Industries Ltd. 7.25% 1/15/26	355,000	360,179
Permian Resources Operating LLC
7.00% 1/15/32	683,000	701,623
8.00% 4/15/27	200,000	204,488
9.88% 7/15/31	1,675,000	1,854,068
Precision Drilling Corp.
6.88% 1/15/29	137,000	135,527
7.13% 1/15/26	900,000	899,994
Range Resources Corp. 8.25% 1/15/29	2,477,000	2,566,754
SM Energy Co.
6.50% 7/15/28	242,000	239,919
6.63% 1/15/27	1,771,000	1,763,954
6.75% 9/15/26	879,000	879,292
Southwestern Energy Co.
5.38% 2/1/29	82,000	79,705
5.38% 3/15/30	173,000	167,131
8.38% 9/15/28	1,400,000	1,447,510
Sunoco LP 7.00% 5/1/29	342,000	350,510
Sunoco LP/Sunoco Finance Corp.
4.50% 5/15/29	549,000	513,436
4.50% 4/30/30	1,690,000	1,563,300
Transocean Titan Financing Ltd. 8.38% 2/1/28	213,000	219,834
Transocean, Inc.
8.25% 5/15/29	671,000	672,663
8.75% 2/15/30	288,000	302,365
Valaris Ltd. 8.38% 4/30/30	469,000	485,529
Vital Energy, Inc. 7.88% 4/15/32	606,000	616,054
		44,432,149
Oil & Gas Services–0.25%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25% 4/1/28	359,000	355,548
6.88% 4/1/27	714,000	716,845
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas Services (continued)
Kodiak Gas Services LLC 7.25% 2/15/29	646,000	$662,199
		1,734,592
Packaging & Containers–2.21%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13% 8/15/26	964,000	836,720
5.25% 8/15/27	1,618,000	1,003,681
5.25% 8/15/27	1,121,000	695,381
Graham Packaging Co., Inc. 7.13% 8/15/28	268,000	253,169
LABL, Inc. 6.75% 7/15/26	2,583,000	2,550,733
Mauser Packaging Solutions Holding Co.
7.88% 4/15/27	3,950,000	4,028,965
9.25% 4/15/27	1,670,000	1,671,072
Owens-Brockway Glass Container, Inc. 6.63% 5/13/27	1,024,000	1,021,912
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00% 10/15/27	1,938,000	1,815,187
TriMas Corp. 4.13% 4/15/29	852,000	780,349
Trivium Packaging Finance BV
5.50% 8/15/26	488,000	478,136
8.50% 8/15/27	445,000	441,681
		15,576,986
Pharmaceuticals–3.06%
180 Medical, Inc. 3.88% 10/15/29	686,000	620,855
Bausch Health Americas, Inc.
8.50% 1/31/27	1,893,000	1,306,170
9.25% 4/1/26	3,137,000	2,823,300
Bausch Health Cos., Inc.
4.88% 6/1/28	4,505,000	3,371,362
5.00% 2/15/29	916,000	439,680
5.25% 1/30/30	1,505,000	699,825
5.25% 2/15/31	670,000	311,550
5.50% 11/1/25	3,267,000	3,043,309
5.75% 8/15/27	453,000	359,574
6.25% 2/15/29	1,266,000	647,242
Elanco Animal Health, Inc. 6.65% 8/28/28	475,000	481,493
=Endo Design LLC
5.87% 10/15/24	580,000	0
9.50% 7/31/27	743,000	22,290
Endo Finance Holdings, Inc. 8.50% 4/15/31	356,000	367,384
=Endo Luxembourg Finance SARL 6.13% 4/1/29	1,430,000	0
LVIP JPMorgan High Yield Fund-9

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Grifols SA 4.75% 10/15/28	1,026,000	$885,412
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 14.75% 11/14/28	1,261,016	1,370,279
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13% 4/30/28	1,963,000	1,823,031
5.13% 4/30/31	1,351,000	1,213,539
Owens & Minor, Inc.
4.50% 3/31/29	1,342,000	1,157,249
6.63% 4/1/30	741,000	673,645
=Par Pharmaceutical, Inc. 7.50% 4/1/27	818,000	0
		21,617,189
Pipelines–5.18%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38% 6/15/29	242,000	234,584
5.75% 3/1/27	510,000	505,881
5.75% 1/15/28	1,697,000	1,668,288
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63% 7/15/26	550,000	549,780
7.00% 7/15/29	483,000	491,882
7.25% 7/15/32	359,000	369,105
Buckeye Partners LP
3.95% 12/1/26	185,000	175,596
4.13% 3/1/25	358,000	353,157
4.13% 12/1/27	190,000	177,494
4.50% 3/1/28	795,000	746,828
Cheniere Energy Partners LP
3.25% 1/31/32	523,000	446,394
4.00% 3/1/31	608,000	552,916
CNX Midstream Partners LP 4.75% 4/15/30	206,000	185,640
DT Midstream, Inc.
4.13% 6/15/29	1,043,000	963,571
4.38% 6/15/31	645,000	587,481
Energy Transfer LP
5.75% 4/1/25	1,380,000	1,375,913
7.38% 2/1/31	352,000	367,308
EnLink Midstream LLC 6.50% 9/1/30	324,000	331,632
EnLink Midstream Partners LP
4.15% 6/1/25	336,000	330,207
4.85% 7/15/26	312,000	306,201
•9.71% (TSFR03M + 4.37%) 7/29/24	1,010,000	1,001,406
EQM Midstream Partners LP
4.13% 12/1/26	352,000	339,274
4.50% 1/15/29	956,000	902,193
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
EQM Midstream Partners LP (continued)
4.75% 1/15/31	959,000	$896,708
5.50% 7/15/28	158,000	155,590
6.00% 7/1/25	370,000	370,073
6.50% 7/1/27	465,000	469,992
7.50% 6/1/27	695,000	709,742
7.50% 6/1/30	496,000	529,325
Genesis Energy LP/Genesis Energy Finance Corp.
7.75% 2/1/28	843,000	851,950
7.88% 5/15/32	441,000	445,203
8.00% 1/15/27	237,000	242,323
8.25% 1/15/29	228,000	235,373
8.88% 4/15/30	518,000	544,895
Harvest Midstream I LP 7.50% 5/15/32	529,000	537,118
Hess Midstream Operations LP
5.13% 6/15/28	185,000	179,127
5.63% 2/15/26	1,045,000	1,037,123
6.50% 6/1/29	585,000	593,051
Howard Midstream Energy Partners LLC
7.38% 7/15/32	515,000	523,011
8.88% 7/15/28	870,000	920,571
Kinetik Holdings LP
5.88% 6/15/30	476,000	469,055
6.63% 12/15/28	234,000	237,734
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13% 2/15/29	688,000	701,011
8.38% 2/15/32	687,000	697,576
Northriver Midstream Finance LP 6.75% 7/15/32	550,000	550,963
NuStar Logistics LP
5.63% 4/28/27	1,260,000	1,249,389
5.75% 10/1/25	419,000	416,376
6.00% 6/1/26	460,000	459,287
6.38% 10/1/30	429,000	436,234
Prairie Acquiror LP 9.00% 8/1/29	410,000	422,563
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50% 1/15/28	580,000	554,908
6.00% 3/1/27	575,000	566,717
6.00% 12/31/30	467,000	435,104
6.00% 9/1/31	858,000	801,842
7.38% 2/15/29	550,000	552,688
LVIP JPMorgan High Yield Fund-10

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00% 1/15/32	1,369,000	$1,233,383
4.88% 2/1/31	1,072,000	1,022,960
6.50% 7/15/27	1,174,000	1,182,379
Venture Global LNG, Inc.
8.13% 6/1/28	1,192,000	1,228,019
9.50% 2/1/29	555,000	607,779
9.88% 2/1/32	480,000	522,444
		36,552,317
Real Estate–0.16%
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30	1,427,000	851,876
Kennedy-Wilson, Inc. 5.00% 3/1/31	346,000	282,953
		1,134,829
Real Estate Investment Trusts–2.42%
Iron Mountain, Inc.
4.50% 2/15/31	635,000	573,200
4.88% 9/15/29	12,000	11,308
5.00% 7/15/28	64,000	61,310
5.25% 3/15/28	1,649,000	1,595,612
RHP Hotel Properties LP/RHP Finance Corp.
4.50% 2/15/29	1,603,000	1,503,308
4.75% 10/15/27	2,323,000	2,236,532
6.50% 4/1/32	897,000	897,065
7.25% 7/15/28	272,000	281,269
Starwood Property Trust, Inc. 7.25% 4/1/29	504,000	509,404
VICI Properties LP/VICI Note Co., Inc.
3.50% 2/15/25	47,000	46,363
3.75% 2/15/27	504,000	478,692
3.88% 2/15/29	790,000	730,214
4.13% 8/15/30	350,000	318,312
4.25% 12/1/26	3,144,000	3,032,038
4.50% 9/1/26	260,000	252,659
4.63% 6/15/25	852,000	840,861
4.63% 12/1/29	1,996,000	1,888,963
5.75% 2/1/27	1,794,000	1,794,039
		17,051,149
Retail–2.16%
1011778 BC ULC/New Red Finance, Inc. 4.00% 10/15/30	715,000	629,415
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Asbury Automotive Group, Inc.
4.50% 3/1/28	447,000	$423,518
4.63% 11/15/29	580,000	536,076
4.75% 3/1/30	388,000	359,541
Bath & Body Works, Inc.
6.75% 7/1/36	190,000	189,160
6.88% 11/1/35	155,000	156,321
Gap, Inc. 3.63% 10/1/29	730,000	631,991
Liberty Interactive LLC 8.25% 2/1/30	352,000	165,049
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13% 4/1/26	2,190,000	2,163,586
Nordstrom, Inc. 4.38% 4/1/30	19,000	17,276
PetSmart, Inc./PetSmart Finance Corp.
4.75% 2/15/28	1,836,000	1,705,417
7.75% 2/15/29	616,000	599,903
Rite Aid Corp.
=@1.00% 10/18/24	244,240	244,240
‡7.50% 7/1/25	1,377,000	564,570
@8.00% 10/18/24	705,000	309,178
‡8.00% 11/15/26	2,677,000	1,173,998
Sonic Automotive, Inc. 4.63% 11/15/29	1,228,000	1,108,415
Staples, Inc.
10.75% 9/1/29	2,675,000	2,542,124
12.75% 1/15/30	1,694,011	1,318,043
Superior Plus LP/Superior General Partner, Inc. 4.50% 3/15/29	444,000	407,448
		15,245,269
Semiconductors–1.16%
Amkor Technology, Inc. 6.63% 9/15/27	340,000	340,904
ams-OSRAM AG 12.25% 3/30/29	650,000	673,033
Entegris, Inc.
3.63% 5/1/29	576,000	516,904
4.38% 4/15/28	2,300,000	2,169,570
4.75% 4/15/29	1,040,000	995,027
5.95% 6/15/30	1,020,000	1,009,865
ON Semiconductor Corp. 3.88% 9/1/28	2,115,000	1,951,952
Synaptics, Inc. 4.00% 6/15/29	591,000	535,514
		8,192,769
Software–0.93%
ACI Worldwide, Inc. 5.75% 8/15/26	975,000	969,657
Athenahealth Group, Inc. 6.50% 2/15/30	705,000	649,093
LVIP JPMorgan High Yield Fund-11

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Clarivate Science Holdings Corp.
3.88% 7/1/28	594,000	$551,693
4.88% 7/1/29	789,000	732,241
RingCentral, Inc. 8.50% 8/15/30	977,000	1,019,720
SS&C Technologies, Inc. 5.50% 9/30/27	2,715,000	2,673,477
		6,595,881
Telecommunications–3.54%
Altice France Holding SA
6.00% 2/15/28	380,000	123,500
10.50% 5/15/27	2,174,000	867,360
Altice France SA
5.13% 7/15/29	1,570,000	1,032,434
5.50% 1/15/28	200,000	136,977
5.50% 10/15/29	971,000	639,974
8.13% 2/1/27	1,470,000	1,102,406
CommScope Technologies LLC
5.00% 3/15/27	155,000	64,010
6.00% 6/15/25	956,000	778,891
CommScope, Inc.
4.75% 9/1/29	1,412,000	977,542
6.00% 3/1/26	2,061,000	1,808,631
8.25% 3/1/27	3,274,000	1,553,652
Embarq Corp. 8.00% 6/1/36	1,500,000	195,000
Frontier Communications Holdings LLC
5.00% 5/1/28	2,540,000	2,392,920
5.88% 10/15/27	97,000	94,702
5.88% 11/1/29	172,507	150,197
6.00% 1/15/30	356,000	309,706
8.75% 5/15/30	924,000	952,129
Hughes Satellite Systems Corp. 6.63% 8/1/26	869,000	404,069
Intelsat Jackson Holdings SA 6.50% 3/15/30	5,347,000	4,974,702
Level 3 Financing, Inc.
3.88% 10/15/30	552,000	289,280
4.88% 6/15/29	686,000	391,057
11.00% 11/15/29	280,579	287,117
Lumen Technologies, Inc.
4.13% 4/15/29	1,126,250	732,136
4.13% 4/15/30	1,126,250	704,019
4.13% 4/15/30	1,826,235	1,141,579
4.50% 1/15/29	390,000	111,335
5.38% 6/15/29	1,020,000	314,329
6.88% 1/15/28	450,000	183,262
Qwest Corp. 7.25% 9/15/25	210,000	204,321
Telecom Italia Capital SA
6.38% 11/15/33	127,000	118,783
6.38% 11/15/33	751,000	734,673
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
U.S. Cellular Corp. 6.70% 12/15/33	1,127,000	$1,196,659
		24,967,352
Toys Games Hobby–0.12%
Mattel, Inc. 5.88% 12/15/27	845,000	846,473
		846,473
Transportation–0.16%
First Student Bidco, Inc./First Transit Parent, Inc. 4.00% 7/31/29	82,000	73,854
XPO, Inc.
6.25% 6/1/28	610,000	611,830
7.13% 2/1/32	428,000	438,674
		1,124,358
Total Corporate Bonds (Cost $666,209,142)		620,352,674
LOAN AGREEMENTS–4.39%
•ACProducts, Inc. 9.85% (SOFRTE03M + 4.25%) 5/17/28	1,246,450	1,052,552
•Adient U.S. LLC 8.09% (SOFR CME01M + 2.75%) 4/10/28	696,754	700,530
•Ahead DB Holdings LLC
9.08% (SOFRTE03M + 3.75%) 2/1/31	355,445	356,113
9.58% (SOFR CME03M + 4.25%) 2/1/31	745,000	746,401
•American Airlines, Inc. 10.34% (SOFRTE03M + 4.75%) 4/20/28	1,058,246	1,091,866
•Bausch & Lomb Corp. 8.69% (SOFRTE01M + 3.25%) 5/10/27	601,929	595,007
•Charter Communications Operating LLC 7.30% (SOFR CME03M + 2.00%) 12/7/30	1,492,500	1,474,217
•Claire's Stores, Inc. 11.94% (SOFRTE01M + 6.50%) 12/18/26	1,144,227	1,044,679
•Clear Channel Outdoor Holdings, Inc. 9.46% (SOFR CME01M + 4.00%) 8/23/28	174,821	174,821
•Conair Holdings LLC 9.21% (SOFRTE01M + 3.75%) 5/17/28	870,524	864,979
•CSC Holdings LLC
7.69% (LIBOR01M + 2.25%) 1/15/26	356,125	352,564
9.83% (SOFR CME01M + 4.50%) 1/18/28	237,486	227,818
•DexKo Global, Inc. 9.35% (SOFR CME03M + 3.75%) 10/4/28	1,325,734	1,317,316
LVIP JPMorgan High Yield Fund-12

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•DirecTV Financing LLC 10.46% (SOFR CME01M + 5.00%) 8/2/27	697,186	$697,883
=∞FGI Operating Co. LLC 0.00% 12/31/25	84,591	7,114
•First Student Bidco, Inc.
8.43% (SOFR CME03M + 3.00%) 7/21/28	930,021	930,114
8.60% (SOFR CME03M + 3.00%) 7/21/28	283,725	283,654
8.60% (SOFR CME03M + 3.00%) 7/21/28	932,906	932,673
•Genesys Cloud Services Holdings II LLC 8.84% (SOFR CME01M + 3.50%) 12/1/27	970,597	974,761
•HUB International Ltd. 8.59% (SOFR CME03M + 3.25%) 6/20/30	294,262	294,778
•LABL, Inc. 10.44% (SOFR CME01M + 5.00%) 10/29/28	1,082,250	1,067,142
•Madison IAQ LLC 8.09% (SOFRTE01M + 2.75%) 6/21/28	949,630	949,829
•Medline Borrower LP 8.09% (SOFR CME01M + 2.75%) 10/23/28	579,277	580,053
•MI Windows & Doors LLC 8.84% (SOFR CME01M + 3.50%) 3/28/31	540,000	542,813
Moran Foods LLC
=@10.68% 6/30/26	1,819,674	1,474,482
=@•12.68% (SOFR CME03M + 2.00%) 6/30/26	675,961	360,557
=•16.92% (SOFRTE03M + 11.50%) 6/30/26	807,022	807,022
•Parexel International Corp. 8.71% (SOFRTE01M + 3.25%) 11/15/28	920,293	921,728
•Park River Holdings, Inc. 8.81% (SOFR CME03M + 3.25%) 12/28/27	453,952	443,107
•Petco Health and Wellness Co., Inc. 8.85% (SOFRTE03M + 3.25%) 3/3/28	1,808,307	1,663,390
•Rocket Software, Inc. 10.09% (SOFR CME01M + 4.75%) 11/28/28	728,166	730,183
•Serta Simmons Bedding LLC 12.95% (SOFR CME03M + 7.50%) 6/29/28	798,896	635,122
@Shutterfly, Inc. 4.00% 10/1/27	669,850	575,789
•SPX Flow, Inc. 8.84% (SOFR CME01M + 3.50%) 4/5/29	540,562	543,444
•Star Parent, Inc. 9.08% (SOFR CME03M + 3.75%) 9/27/30	418,950	418,330
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Topgolf Callaway Brands Corp. 8.34% (SOFR CME01M + 3.00%) 3/15/30	434,370	$435,148
•Triton Water Holdings, Inc. 8.85% (SOFR CME03M + 3.25%) 3/31/28	968,727	968,727
•U.S. Renal Care, Inc. 10.46% (SOFRTE01M + 5.00%) 6/20/28	1,242,313	1,081,434
•UKG, Inc. 8.58% (SOFR CME01M + 3.25%) 2/10/31	365,000	366,186
@Venator Materials LLC
8.00% 1/16/26	205,157	205,157
8.00% 10/12/28	591,670	586,244
•White Cap Buyer LLC 8.59% (SOFR CME01M + 3.25%) 10/19/29	1,514,526	1,516,510
Total Loan Agreements (Cost $31,937,465)		30,992,237

	Number of Shares
COMMON STOCK–1.54%
Chesapeake Energy Corp.	12,465	1,024,498
=†Claire's Stores, Inc.	1,493	14,930
†Clear Channel Outdoor Holdings, Inc.	169,362	238,800
=†Endo, Inc.	12,236	338,570
=†Endo, Inc.	31,054	859,264
=†Envision Healthcare Corp.	16,065	172,699
†Frontier Communications Parent, Inc.	27,647	723,798
=†Goodman Networks, Inc.	22,179	0
†Gulfport Energy Corp.	6,940	1,047,940
†iHeartMedia, Inc. Class A	32,090	34,978
=†Intelsat SA	75,556	2,871,128
=†Mallinckrodt PLC	16,262	865,951
=†Moran Foods LLC	6,559,495	65,595
=†MYT Holding LLC	502,370	175,830
†National CineMedia, Inc.	46,490	204,091
=†Neiman Marcus Group Ltd. LLC	483	60,375
=†NMG Parent LLC	5,708	727,770
†Serta Simmons Bedding, Inc.	43,090	312,403
=†Serta SSB Equipment Co.	43,090	0
=†Venator Materials PLC	1,539	1,115,775
=†Windstream Holdings, Inc.	1,567	27,423
Total Common Stock (Cost $18,084,650)		10,881,818
PREFERRED STOCKS–0.49%
=†Claire's Stores, Inc. 0.00%	1,373	2,677,350
=†Goodman Networks, Inc. 0.00%	26,388	0
LVIP JPMorgan High Yield Fund-13

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS (continued)
=†MYT Holding LLC 10.00% 6/6/29	1,067,993	$752,935
Total Preferred Stocks (Cost $1,212,179)		3,430,285
WARRANT–0.02%
=†NMG Parent LLC exp 9/24/27 exercise price $1.00	13,698	181,499
Total Warrant (Cost $137)		181,499
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–4.46%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.25%)	31,511,060	$31,511,060
Total Money Market Fund (Cost $31,511,060)		31,511,060

TOTAL INVESTMENTS–99.03% (Cost $750,567,914)	699,088,824

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.97%	6,812,750
NET ASSETS APPLICABLE TO 70,915,805 SHARES OUTSTANDING–100.00%	$705,901,574
NET ASSET VALUE PER SHARE–LVIP JPMORGAN HIGH YIELD FUND STANDARD CLASS ($505,237,936 / 50,732,822 Shares)	$9.959
NET ASSET VALUE PER SHARE–LVIP JPMORGAN HIGH YIELD FUND SERVICE CLASS ($200,663,638 / 20,182,983 Shares)	$9.942
COMPONENTS OF NET ASSETS AT JUNE 30, 2024:
Shares of beneficial interest (unlimited authorization–no par)	$783,393,999
Distributable earnings/(accumulated loss)	(77,492,425)
TOTAL NET ASSETS	$705,901,574

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
ΩPerpetual maturity with no stated maturity date.
@PIK. 100% of the income received was in the form of additional par.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2024. Rate will reset at a future date.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

^Zero coupon security.
∞Delayed settlement. Interest rate to be determined upon settlement date.
†Non-income producing.

★Includes $2,861,092 payable for securities purchased, $1,466,226 payable for fund shares redeemed, $28,633 other accrued expenses payable, $404,962 due to manager and affiliates, $25,525 payable for audit fee and $35,657 payable for fund accounting fee as of June 30,
2024.

LVIP JPMorgan High Yield Fund-14

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LNG–Liquefied Natural Gas
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFRTE01M–1 Month Term Secured Overnight Financing Rate
SOFRTE03M–3 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund-15

LVIP JPMorgan High Yield Fund
Statement of Operations
Six Months Ended June 30, 2024 (unaudited)
INVESTMENT INCOME:
Interest	$21,402,400
Dividends	283,545
21,685,945
EXPENSES:
Management fees	2,117,280
Distribution fees-Service Class	249,363
Shareholder servicing fees	96,327
Accounting and administration expenses	67,872
Professional fees	36,302
Pricing fees	20,379
Trustees’ fees and expenses	10,482
Reports and statements to shareholders	9,110
Custodian fees	7,317
Consulting fees	1,337
Other	9,104
2,624,873
Less:
Management fees waived	(128,785)
Total operating expenses	2,496,088
NET INVESTMENT INCOME	19,189,857
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(4,032,246)
Net change in unrealized appreciation (depreciation) of investments	385,653
NET REALIZED AND UNREALIZED LOSS	(3,646,593)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,543,264
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan High Yield Fund
Statements of Changes in Net Assets
	Six Months Ended 6/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$19,189,857	$36,156,761
Net realized loss	(4,032,246)	(9,131,242)
Net change in unrealized appreciation (depreciation)	385,653	43,213,758
Net increase in net assets resulting from operations	15,543,264	70,239,277
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	—	(20,995,767)
Service Class	—	(8,758,038)
	—	(29,753,805)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	80,033,467	43,929,482
Service Class	12,712,909	31,544,094
Reinvestment of dividends and distributions:
Standard Class	—	20,995,767
Service Class	—	8,758,038
	92,746,376	105,227,381
Cost of shares redeemed:
Standard Class	(38,556,413)	(80,303,955)
Service Class	(15,925,702)	(45,444,636)
	(54,482,115)	(125,748,591)
Increase (decrease) in net assets derived from capital share transactions	38,264,261	(20,521,210)
NET INCREASE IN NET ASSETS	53,807,525	19,964,262
NET ASSETS:
Beginning of period	652,094,049	632,129,787
End of period	$705,901,574	$652,094,049
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund-16

LVIP JPMorgan High Yield Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan High Yield Fund Standard Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$9.731	$9.133	$10.804	$10.624	$10.558	$9.898
Income (loss) from investment operations:
Net investment income[2]	0.285	0.548	0.497	0.453	0.519	0.598
Net realized and unrealized gain (loss)	(0.057)	0.524	(1.596)	0.227	0.062	0.673
Total from investment operations	0.228	1.072	(1.099)	0.680	0.581	1.271
Less dividends and distributions from:
Net investment income	—	(0.474)	(0.572)	(0.499)	(0.515)	(0.611)
Return of capital	—	—	—	(0.001)	—	—
Total dividends and distributions	—	(0.474)	(0.572)	(0.500)	(0.515)	(0.611)
Net asset value, end of period	$9.959	$9.731	$9.133	$10.804	$10.624	$10.558
Total return[3]	2.35%	11.76%	(10.23% )	6.43%	5.56%	12.89%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$505,238	$452,632	$439,627	$624,429	$580,227	$604,222
Ratio of expenses to average net assets	0.68%	0.68%	0.67%	0.66%	0.68%	0.68%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.72%	0.72%	0.71%	0.70%	0.72%	0.72%
Ratio of net investment income to average net assets	5.85%	5.77%	5.00%	4.11%	5.05%	5.58%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.81%	5.73%	4.96%	4.07%	5.01%	5.54%
Portfolio turnover	14%	16%	11%	33%	43%	54%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund-17

LVIP JPMorgan High Yield Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan High Yield Fund Service Class
	Six Months Ended 6/30/24[1] (unaudited)	Year Ended
		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Net asset value, beginning of period	$9.726	$9.130	$10.798	$10.619	$10.555	$9.896
Income (loss) from investment operations:
Net investment income[2]	0.272	0.524	0.471	0.424	0.492	0.571
Net realized and unrealized gain (loss)	(0.056)	0.521	(1.594)	0.227	0.061	0.672
Total from investment operations	0.216	1.045	(1.123)	0.651	0.553	1.243
Less dividends and distributions from:
Net investment income	—	(0.449)	(0.545)	(0.471)	(0.489)	(0.584)
Return of capital	—	—	—	(0.001)	—	—
Total dividends and distributions	—	(0.449)	(0.545)	(0.472)	(0.489)	(0.584)
Net asset value, end of period	$9.942	$9.726	$9.130	$10.798	$10.619	$10.555
Total return[3]	2.22%	11.49%	(10.46% )	6.16%	5.30%	12.61%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$200,664	$199,462	$192,503	$250,402	$222,544	$214,551
Ratio of expenses to average net assets	0.93%	0.93%	0.92%	0.91%	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.97%	0.97%	0.96%	0.95%	0.97%	0.97%
Ratio of net investment income to average net assets	5.60%	5.52%	4.75%	3.86%	4.80%	5.33%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.56%	5.48%	4.71%	3.82%	4.76%	5.29%
Portfolio turnover	14%	16%	11%	33%	43%	54%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund-18

LVIP JPMorgan High Yield Fund
Notes to Financial Statements
June 30, 2024 (unaudited)
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 114 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan High Yield Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”) and to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the six months ended June 30, 2024 and for all open tax years (years ended December 31, 2020-December 31, 2023), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the six months ended June 30, 2024, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP JPMorgan High Yield Fund-19

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund’s average daily net assets; and 0.60% of the Fund’s average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.00% on the first $150 million of the Fund’s average daily net assets and 0.05% of the Fund’s average daily net assets in excess of $150 million.   The agreement will continue at least through April 30, 2025, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the six months ended June 30, 2024, costs for these administrative and legal services were as follows:
Administrative	$27,889
Legal	4,244
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,987 for the six months ended June 30, 2024.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At June 30, 2024, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$345,984
Distribution fees payable to LFD	41,472
Printing and mailing fees payable to Lincoln Life	668
Shareholder servicing fees payable to Lincoln Life	16,838
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the six months ended June 30, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$139,993,032
Sales	91,680,015
LVIP JPMorgan High Yield Fund-20

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2024, the cost and unrealized appreciation (depreciation) of investments were as follows:
Cost of investments	$750,567,914
Aggregate unrealized appreciation of investments	$10,387,505
Aggregate unrealized depreciation of investments	(61,866,595)
Net unrealized depreciation of investments	$(51,479,090)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Net Assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2024.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Convertible Bonds	$—	$973,465	$765,786	$1,739,251
Corporate Bonds
Advertising	—	8,003,095	—	8,003,095
Aerospace & Defense	—	5,892,860	—	5,892,860
Airlines	—	7,115,267	—	7,115,267
Apparel	—	441,099	—	441,099
Auto Manufacturers	—	20,480,309	—	20,480,309
Auto Parts & Equipment	—	28,009,694	—	28,009,694
Banks	—	3,670,260	—	3,670,260
Beverages	—	955,830	—	955,830
Biotechnology	—	734,447	—	734,447
Building Materials	—	14,554,248	—	14,554,248
Chemicals	—	16,576,298	—	16,576,298
LVIP JPMorgan High Yield Fund-21

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Commercial Services	$—	$32,692,237	$—	$32,692,237
Computers	—	6,944,785	—	6,944,785
Cosmetics & Personal Care	—	2,209,043	—	2,209,043
Distribution/Wholesale	—	1,803,193	—	1,803,193
Diversified Financial Services	—	10,643,058	—	10,643,058
Electric	—	10,562,131	—	10,562,131
Electrical Components & Equipment	—	8,271,132	—	8,271,132
Electronics	—	9,346,645	—	9,346,645
Engineering & Construction	—	5,838,488	—	5,838,488
Entertainment	—	19,747,886	—	19,747,886
Environmental Control	—	6,947,887	—	6,947,887
Food	—	14,768,899	—	14,768,899
Food Service	—	1,187,627	—	1,187,627
Gas	—	1,544,388	—	1,544,388
Hand Machine Tools	—	2,773,729	—	2,773,729
Health Care Products	—	9,272,506	—	9,272,506
Health Care Services	—	30,195,021	—	30,195,021
Home Furnishings	—	2,307,941	—	2,307,941
Household Products Wares	—	5,065,435	—	5,065,435
Housewares	—	8,988,062	—	8,988,062
Internet	—	4,614,714	—	4,614,714
Iron & Steel	—	6,206,650	—	6,206,650
Leisure Time	—	12,883,040	—	12,883,040
Lodging	—	9,156,731	—	9,156,731
Machinery Construction & Mining	—	2,478,901	—	2,478,901
Machinery Diversified	—	2,205,603	—	2,205,603
Media	—	85,103,167	—	85,103,167
Mining	—	3,189,826	—	3,189,826
Miscellaneous Manufacturing	—	1,191,487	—	1,191,487
Office Business Equipment	—	707,742	—	707,742
Oil & Gas	—	44,432,149	—	44,432,149
Oil & Gas Services	—	1,734,592	—	1,734,592
Packaging & Containers	—	15,576,986	—	15,576,986
Pharmaceuticals	—	21,594,899	22,290	21,617,189
Pipelines	—	36,552,317	—	36,552,317
Real Estate	—	1,134,829	—	1,134,829
Real Estate Investment Trusts	—	17,051,149	—	17,051,149
Retail	—	15,001,029	244,240	15,245,269
Semiconductors	—	8,192,769	—	8,192,769
Software	—	6,595,881	—	6,595,881
Telecommunications	—	24,967,352	—	24,967,352
Toys Games Hobby	—	846,473	—	846,473
Transportation	—	1,124,358	—	1,124,358
Loan Agreements	—	28,343,062	2,649,175	30,992,237
Common Stock	3,274,105	312,403	7,295,310	10,881,818
Preferred Stocks	—	—	3,430,285	3,430,285
Warrant	—	—	181,499	181,499
Money Market Fund	31,511,060	—	—	31,511,060
Total Investments	$34,785,165	$649,715,074	$14,588,585	$699,088,824
During the six months ended June 30, 2024, there were no material transfers to or from Level 3 investments.
LVIP JPMorgan High Yield Fund-22

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended June 30, 2024.
Asset Type	Fair Value at June 30, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Common Stock	$7,295,310	Pricing Service	Evaluated Pricing	#
		Indicative Market Quote	Broker Quote	$0.35 - $725.00 ($155.64)
		Terms of Restructuring	Expected Recovery	$0.00 - $0.01 ($0.01)
Convertible Bonds	$765,786	Terms of Restructuring	Conversion Price	$14.00 (N/A)
Corporate Bonds	$266,530	Terms of Restructuring	Expected Recovery	$0.00 - $100.00 ($91.64)
Preferred Stocks	$3,430,285	Indicative Market Quote	Broker Quote	$0.71 - $1,950.00 ($1,522.14)
		Terms of Restructuring	Expected Recovery	$0.00 ($0.00)
Loan Agreements	$2,649,175	Terms of Restructuring	Expected Recovery	8.4%-100% (99.0%)
		Market Yield Analysis	Implied Yield	24.0% - 50.0% (29.1%)
Warrants	$181,499	Indicative Market Quote	Broker Quote	$13.25 ($13.25)
Total	$14,588,585
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2023	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 06/30/24	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 06/30/24
Common Stock	$4,345,798	$—	$2,248,860	$(70,731)	$—	$—	$—	$65,585	$705,798	$7,295,310	$755,606
Convertible Bond	675,514	—	—	(41)	—	—	—	(1,851)	92,164	765,786	92,164
Corporate Bonds	—	—	234,846	(17,468)	—	—	—	17,468	31,684	266,530	—
Loan Agreements	2,661,329	—	129,463	(2,367)	—	—	(155)	3	(139,098)	2,649,175	1,186,279
Preferred Stocks	3,084,926	—	—	—	—	—	—	—	345,359	3,430,285	345,359
Rights	241,795	—	—	(284,214)	—	—	—	284,214	(241,795)	—	—
Warrant	188,347	—	—	—	—	—	—	—	(6,848)	181,499	(6,848)
Total	$11,197,709	$—	$2,613,169	$(374,821)	$—	$—	$(155)	$365,419	$787,264	$14,588,585	$2,372,560
LVIP JPMorgan High Yield Fund-23

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
4. Capital Shares
Transactions in capital shares were as follows:
	Six Months Ended	Year Ended
	6/30/24	12/31/23
Shares sold:
Standard Class	8,152,623	4,616,629
Service Class	1,300,878	3,315,670
Shares reinvested:
Standard Class	—	2,205,556
Service Class	—	920,304
	9,453,501	11,058,159
Shares redeemed:
Standard Class	(3,936,350)	(8,441,806)
Service Class	(1,625,079)	(4,814,474)
	(5,561,429)	(13,256,280)
Net increase (decrease)	3,892,072	(2,198,121)
5. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on February 12, 2025.
The Fund had no amounts outstanding as of June 30, 2024, or at any time during the period then ended.
6. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. For example, the novel coronavirus (COVID-19), which was first detected in 2019, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings, and disruptions to supply chains and customer activity. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
7. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP JPMorgan High Yield Fund-24

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
8. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU was effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the Financial Conduct Authority (FCA), regulator of financial services firms and financial markets in the United Kingdom, announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023. In December 2022, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2022-06, Reference Rate Reform (Topic 848)-Deferral of the Sunset Date of Topic 848. The amendments in this update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management is currently evaluating the impact, if any, of applying this ASU.
9. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan High Yield Fund-25

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Effective, January 1, 2024, the Lincoln Variable Insurance Products Trust (the “Trust”), on behalf of LVIP JPMorgan Core Bond Fund, LVIP JPMorgan Mid Cap Value Fund, LVIP JPMorgan Small Cap Core Fund, and LVIP JPMorgan U.S. Equity Fund (the “Funds”), each a series of the Trust, dismissed Tait, Weller and Baker LLP (“TW”) as the Funds’ independent registered public accounting firm for the fiscal year ending December 31, 2024.

TW’s report on the Funds’ financial statements for the fiscal year ended December 31, 2023 does not contain an adverse opinion or a disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope and accounting principles.

During the fiscal year ended December 31, 2023, there have been no disagreements between the Trust and TW on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of TW would have cause them to make reference thereto in their reports on the financial statements for such year.

During the fiscal year ended December 31, 2023, there were no “reportable events” (as defined in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

The Trust provided TW with a copy of the disclosure contained herein prior to filing and has requested that TW furnish the Trust with a letter addressed to the SEC stating whether it agrees with the above statements and, if not, stating the respects in which it does not agree. TW agrees with the above statements. A copy of the letter is attached hereto as Exhibit 19(a)(5).

The Audit Committee of the Trust’s Board of Trustees participated in and approved the decision to engage Ernst and Young (“EY”) as the independent registered public accounting firm for the fiscal year ended December 31, 2024. The selection of EY does not reflect any disagreements with or dissatisfaction by the Trust or the Board of Trustees with the performance of the Funds’ prior independent registered public accounting firm, TW.

During the fiscal year ended December 31, 2023 neither the Funds, nor anyone on their behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered regarding the Funds’ financial statements; or (ii) concerned the subject of a “disagreement” (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a “reportable event” (as defined in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

Effective, April 26, 2024, the Lincoln Variable Insurance Products Trust (the “Trust”), on behalf of LVIP American Century Balanced Fund, LVIP American Century Capital Appreciation Fund, LVIP American Century Disciplined Core Value Fund, LVIP American Century Inflation Protection Fund, LVIP American Century International Fund, LVIP American Century Large Company Value Fund, LVIP American Century Mid Cap Value Fund, LVIP American Century Ultra Fund, and LVIP American Century Value Fund (the “Funds”), each a series of the Trust, appointed another firm to replace Deloitte & Touche LLP (“Deloitte”) as the Funds’ independent registered public accounting firm for the fiscal year ending December 31, 2024.

Deloitte’s report on the Funds’ financial statements for the fiscal years ended December 31, 2023 and 2022 do not contain an adverse opinion or a disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope and accounting principles.

During the fiscal years ended December 31, 2023 and December 31, 2022 and the subsequent interim period through April 26, 2024, there have been no disagreements between the Trust and Deloitte on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of Deloitte would have cause them to make reference thereto in their reports on the financial statements for such years.

During the fiscal years ended December 31, 2023 and December 31, 2022 and the subsequent interim period through April 26, 2024, there were no “reportable events” (as defined in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

The Trust provided Deloitte with a copy of the disclosure contained herein prior to filing and has requested that Deloitte furnish the Trust with a letter addressed to the SEC stating whether it agrees with the above statements and, if not, stating the respects in which it does not agree. Deloitte agrees with the above statements. A copy of the letter is attached hereto as Exhibit 19(a)(5).

The Audit Committee of the Trust’s Board of Trustees participated in and approved the decision to engage Ernst and Young (“EY”) as the independent registered public accounting firm for the fiscal year ended December 31, 2024. The selection of EY does not reflect any disagreements with or dissatisfaction by the Trust or the Board of Trustees with the performance of the Funds’ prior independent registered public accounting firm, Deloitte.

During the fiscal years ended December 31, 2023 and December 31, 2022 and the subsequent interim period through April 26, 2024, neither the Funds, nor anyone on their behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered regarding the Funds’ financial statements; or (ii) concerned the subject of a “disagreement” (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a “reportable event” (as defined in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a special shareholder meeting on June 14, 2024, the election of ten Board of Trustee candidates to the Board of Trustees of the Lincoln Variable Insurance Products Trust was submitted for shareholder vote as follows:

Trustee Candidate	For	Against or Withheld	Abstain	Broker Non-Votes
Jayson R. Bronchetti	6,863,291,774.722	269,784,902.285	0.000	0.000
Steve A. Cobb	6,850,221,349.302	282,855,327.705	0.000	0.000
Peter Finnerty	6,856,995,831.897	276,080,845.110	0.000	0.000
Ken C. Joseph	6,862,755,926.503	270,320,750.504	0.000	0.000
Barbara L. Lamb	6,864,928,520.271	268,148,156.736	0.000	0.000
Thomas A. Leonard	6,847,828,600.847	285,248,076.160	0.000	0.000
Pamela L. Salaway	6,860,649,835.602	272,426,841.405	0.000	0.000
Manisha A. Thakor	6,851,790,004.392	281,286,672.615	0.000	0.000
Brian W. Wixted	6,861,863,205.723	271,213,471.284	0.000	0.000
Nancy B. Wolcott	6,864,314,321.309	268,762,355.698	0.000	0.000

Also at the special shareholder meeting on June 14, 2024, a vote to authorize the LVIP BlackRock Global Allocation Fund to rely on a Securities and Exchange Commission “manager-of-managers” exemptive order was submitted to shareholders as follows:

For	Against or Withheld	Abstain	Broker Non-Votes
157,089,597.435	6,738,741.079	11,734,223.694	0.000

At a special shareholder meeting on March 15, 2024, a vote was submitted to shareholders of the LVIP T. Rowe Price Growth Stock Fund (now the LVIP AllianceBernstein Large Cap Growth Fund) to approve changing the Fund’s sub-classification from “diversified” to “non-diversified,” and the elimination of a related fundamental investment restriction, as follows:

For	Against or Withheld	Abstain	Broker Non-Votes
20,193,158.447	1,404,086.248	993,616.361	0.000

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The following table sets forth the compensation paid to the Trust’s Independent Trustees and by the Fund Complex for the fiscal year ended December 31, 2023:

Name of Person, Position	Aggregate Compensation from the Trust	Total Compensation from the Trust and Fund Complex
Steve A. Cobb, Trustee	$346,500	$346,500
Ken C. Joseph, Trustee	$322,500	$322,500
Barbara L. Lamb, Trustee	$322,500	$322,500
Gary D. Lemon, Trustee*	$322,500	$322,500
Thomas A. Leonard, Trustee	$390,500	$390,500
Charles I. Plosser, Trustee*	$319,000	$319,000
Pamela L. Salaway, Trustee	$322,500	$322,500
Manisha A. Thakor, Trustee	$322,500	$322,500
Brian W. Wixted, Trustee	$346,500	$346,500
Nancy B. Wolcott, Trustee	$332,500	$332,500

*	Effective December 31, 2023, Dr. Lemon and Mr. Plosser retired as Independent Trustees of the Trust

Certain officers and trustees of the Fund Complex are also officers or directors of The Lincoln National Life Insurance Company and its affiliates and receive no compensation from the Fund Complex. The Fund Complex pays compensation to unaffiliated trustees.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Lincoln Variable Insurance Products Trust

Board Considerations for the Appointment of Sub-adviser

LVIP T. Rowe Price Growth Stock Fund

Background

On December 5-6, 2023, the Board of Trustees of the Lincoln Variable Insurance Products Trust (the “Trust” or “LVIP”) (the “Board”) met to consider, among other things, the approval of a sub-advisory agreement between Lincoln Financial Investments Corporation (“LFI”) and AllianceBernstein L.P. (“AllianceBernstein”) (the “Sub-Advisory Agreement”), with respect to the LVIP T. Rowe Price Growth Stock Fund (to be renamed the LVIP AllianceBernstein Large Cap Growth Fund) (the “Fund”), expected to take effect on or around April 5, 2024.

The trustees who were not “interested persons” of the Trust (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LFI and AllianceBernstein prior to the meeting, and were advised by their independent legal counsel of their fiduciary duties pertaining to approval of sub-advisory agreements and the factors that they should consider in evaluating such agreements. Among other information, LFI and AllianceBernstein provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including AllianceBernstein’s responses to LFI’s request for proposal. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and Lincoln National Life Insurance Company employees to consider the approval of the Sub-Advisory Agreement. The Independent Trustees reported that they had considered, among others, the factors listed below and reached the following conclusions with respect to their recommendation to the Board.

The Board determined that, given the totality of the information provided with respect to the Sub-Advisory Agreement, the Board had received sufficient information to approve the Sub-Advisory Agreement for the Fund. In considering the approval of the proposed Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the proposed Sub-Advisory Agreement between LFI and AllianceBernstein on behalf of the Fund, the Board considered the nature, extent and quality of services to be provided by AllianceBernstein under the proposed Sub-Advisory Agreement. The Board reviewed the services to be provided by AllianceBernstein, the backgrounds of the investment professionals proposed to service the Fund and the reputation, resources and investment approach of AllianceBernstein. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board also noted that AllianceBernstein currently subadvises an equity sleeve of the LVIP Blended Large Cap Growth Managed Volatility Fund in a strategy similar to that proposed for Fund. The Board also considered that it reviewed extensive information provided by AllianceBernstein in connection with the 2023 contract renewal process. The Board concluded that the services to be provided by AllianceBernstein were expected to be satisfactory.

Sub-Advisory Fee and Economies of Scale. The Board considered comparable sub-advisory fee information provided by LFI and noted that, with respect to the proposed sub-advisory fee schedule, the schedule was lower than the current sub-advisory fee schedule for the Fund. The Board considered that the proposed sub-advisory fee schedule was negotiated between LFI and AllianceBernstein, an unaffiliated third party, and that LFI would compensate AllianceBernstein from its fees. The Board concluded that the proposed sub-advisory fee schedule was reasonable.

Profitability and Fallout Benefits. The Board considered that the proposed sub-advisory fee schedule was negotiated between LFI and AllianceBernstein, an unaffiliated third party, and that LFI would compensate AllianceBernstein from its fees. The Board considered materials provided by AllianceBernstein as to any additional benefits it would receive and that AllianceBernstein indicated it identified no fall-out benefits from its proposed relationship to the Fund and that it obtains research with soft dollars.

Overall Conclusions

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed Sub-Advisory Agreement were fair and reasonable, and that approval of the Sub-Advisory Agreement was in the best interests of the Fund.

Lincoln Variable Insurance Products Trust
Board Considerations

American Century Fund Adoptions — Sub-Advised Funds

LVIP American Century Balanced Fund

LVIP American Century Capital Appreciation Fund

LVIP American Century Disciplined Core Value Fund

LVIP American Century Inflation Protection Fund

LVIP American Century International Fund

LVIP American Century Large Company Value Fund

LVIP American Century Mid Cap Value Fund

LVIP American Century Ultra Fund

LVIP American Century Value Fund

Background

On October 23, 2023 the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the approval of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”); and (ii) the approval of the investment sub-advisory agreement (together with the investment management agreement, the “Advisory Agreements”) with American Century Investment Management, Inc. (“ACIM”) for nine new series of the Trust (each a “Fund” and collectively the “Funds”). On September 13, 2023, the Board approved the organization of the Funds, and noted that each Fund was being formed to acquire the assets and liabilities (the “Transaction”) of an existing fund advised by ACIM (each an “Acquired Fund” and collectively the “Acquired Funds”) with substantially similar investment objective(s) and principal investment strategies.

The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) reported that they had reviewed materials provided by LFI, Lincoln National Life Insurance Company (“Lincoln Life”) and ACIM prior to and during the meetings. Among other information, LFI, Lincoln Life and ACIM provided information to assist the Independent Trustees in assessing the nature, extent and quality of services to be provided, including a presentation by representatives of ACIM at the September 12, 2023 meeting. The Board noted that LFI provided services to other funds in the Trust and ACIM provided services to a fund in the Trust and that the Board reviewed extensive information provided by LFI and ACIM in connection with the 2023 contract renewal process. The Board determined that, given the totality of the information provided in connection with the 2023 annual contract renewal process and with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and employees of Lincoln Life, LFI and ACIM to consider the approval of the Advisory Agreements.

Based upon its review, the Board concluded that it was in the best interests of each Fund that the Advisory Agreements be approved. In considering the approval of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the approval of the investment management agreement with LFI, the Board considered the nature, extent and quality of services expected to be provided to the Funds by LFI, including LFI personnel and resources and LFI’s criteria for review of a sub-adviser’s performance. The Board considered LFI’s rationale for proposing the organization of the Funds in connection with the adoption of the Acquired Funds. The Board reviewed the services to be provided by LFI in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and compliance staff. The Board also considered that certain Lincoln Life personnel provide services to the other funds in the Trust on behalf of LFI, and that Lincoln Life was proposed to provide administrative services to the Funds under a separate administration agreement. The Board concluded that the services provided by LFI were expected to be satisfactory.

Performance. The Board considered that LFI would not manage the day-to-day investment portfolio of the Funds and would delegate those duties to ACIM. The Board noted the oversight activities to be performed by LFI, including review of returns on a relative and absolute basis, evaluation of brokerage execution quality and compliance reviews.

Management Fee. The Board reviewed each Fund’s proposed investment management fee schedule and estimated net expense ratio giving effect to the expense limitation that LFI proposed for the Standard Class, Standard Class II and Service Class of each Fund through at least April 30, 2026 (i.e., two years from the anticipated closing of the Transaction), and reviewed information comparing the investment management fee schedule and estimated net expense ratio to the median of a peer group provided by LFI.

The Board noted that the proposed effective investment management fee for the LVIP American Century Balanced Fund was the same as the median investment management fee of the peer group provided by LFI. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through at least April 30, 2026 (i.e., two years from the closing of the Transaction), was below the median expense ratio of the peer group.

The Board noted that the proposed effective investment management fee for the LVIP American Century Capital Appreciation Fund was below the median investment management fee of the peer group provided by LFI. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through at least April 30, 2026 (i.e., two years from the closing of the Transaction), was below the median expense ratio of the peer group.

The Board noted that the proposed effective investment management fee for the LVIP American Century Disciplined Core Value Fund was below the median investment management fee of the peer group provided by LFI. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through at least April 30, 2026 (i.e., two years from the closing of the Transaction), was below the median expense ratio of the peer group.

The Board noted that the proposed effective investment management fee for the LVIP American Century Inflation Protection Fund was below the median investment management fee of the peer group provided by LFI. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through at least April 30, 2026 (i.e., two years from the closing of the Transaction), was below the median expense ratio of the peer group.

The Board noted that the proposed effective investment management fee for the LVIP American Century International Fund was within range of the median investment management fee of the peer group provided by LFI. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through at least April 30, 2026 (i.e., two years from the closing of the Transaction), was below the median expense ratio of the peer group.

The Board noted that the proposed effective investment management fee for LVIP American Century Large Company Value Fund was below the median investment management fee of the peer group provided by LFI. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through at least April 30, 2026 (i.e., two years from the closing of the Transaction), was below the median expense ratio of the peer group.

The Board noted that the proposed effective investment management fee for LVIP American Century Mid Cap Value Fund was the same as the median investment management fee of the peer group provided by LFI. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through at least April 30, 2026 (i.e., two years from the closing of the Transaction), was within range of the median expense ratio of the peer group.

The Board noted that the proposed effective investment management fee for LVIP American Century Ultra Fund was below the median investment management fee of the peer group provided by LFI. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through at least April 30, 2026 (i.e., two years from the closing of the Transaction), was below the median expense ratio of the peer group.

The Board noted that the proposed effective investment management fee for LVIP American Century Value Fund was within range of median investment management fee of the peer group provided by LFI. The Board also considered that the Fund’s estimated net expense ratio for Standard class shares, which would be subject to an expense limitation through at least April 30, 2026 (i.e., two years from the closing of the Transaction), was below the median expense ratio of the peer group.

In light of the nature, quality and extent of services to be provided by LFI, including sub-adviser oversight, the Board concluded that each Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of the Funds’ investors. The Board considered that LFI proposed to implement an expense limitation for each Fund’s Standard Class, Standard Class II and Service Class shares through April 30, 2026 (i.e., two years from the closing of the Transaction), and concluded that economies of scale would be appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability analysis to LFI with respect to each Fund, and concluded that the estimated profitability of LFI in connection with the management of each Fund was not unreasonable. The Board also considered that ACIM and LFI would bear the costs associated with the Transaction.

Fallout Benefits. The Board considered LFI’s statement that the information LFI provided in connection with the 2023 contract renewal process regarding the benefits LFI and its affiliates receive because of their relationship with the Trust and its series was the same as those that would apply to the Fund.

Sub-Advisory Agreement

Nature, Extent and Quality of Services. In considering the approval of the sub-advisory agreement between LFI and ACIM with respect to the Funds, the Board considered the nature, extent and quality of day-to-day investment management services to be provided by ACIM under the sub-advisory agreement. They also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters. The Board considered that ACIM currently serves as investment adviser to the Acquired Funds. The Board concluded that the services to be provided by ACIM were expected to be satisfactory.

Performance. With respect to performance, the Board considered that the Funds had not commenced operations. The Board considered the performance of the Acquired Funds and that, at the closing of the Transaction, LFI anticipates that each Fund will be managed pursuant to substantially similar principal investment strategies. The Board reviewed each Acquired Fund’s investment performance over multiple time periods ended June 30, 2023 and the average performance of funds in its respective Morningstar category and benchmark index.

Sub-Advisory Fee and Economies of Scale. The Board reviewed the proposed sub-advisory fee for each Fund and comparable sub-advisory information provided by LFI. The Board considered that the sub-advisory fee schedules were negotiated between LFI and ACIM, an unaffiliated third party, and that LFI would compensate ACIM from its fees. The Board concluded that the proposed subadvisory fee for each Fund was reasonable.

Profitability and Fallout Benefits. The Board noted that the proposed sub-advisory fee for each Fund was negotiated between LFI and ACIM, an unaffiliated third party, and that LFI would compensate ACIM from its fees. The Board noted management’s representation that any additional benefits ACIM expects to receive were consistent with those ACIM identified in connection with the 2023 15(c) process. The Board further noted ACIM’s statement at that time that its relationship with the fund may enhance its name recognition in the investment community and may enhance its ability to obtain research from broker-dealers or obtaining research with soft dollars.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Funds were fair and reasonable, and that approval of the Advisory Agreements was in the best interests of each Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics - Not applicable to this semi-annual report.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not applicable to this semi-annual report.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 – attached hereto.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 – Not applicable to this semi-annual report.

(a)(5)	Change in Registrant’s independent public accountant – attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lincoln Variable Insurance Products Trust

By (Signature and Title)	/s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date:	August 15, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jayson Bronchetti
Jayson Bronchetti, President
(principal executive officer)

Date:	August 15, 2024

By (Signature and Title)	/s/ James Hoffmayer
James Hoffmayer, Chief Accounting Officer
(principal financial officer)

Date:	August 19, 2024